As filed with the Securities and Exchange Commission on April 22, 2021.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No. [ ]		[ ]

Post-Effective Amendment No. 177		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 178		[X]

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
	Emily J. Bennett, Esq.	Ropes & Gray LLP
	JNL Series Trust	32nd Floor
	Assistant Secretary	191 North Wacker Drive
	1 Corporate Way	Chicago, Illinois 60606
	Lansing, Michigan 48951	Attn: Paulita A. Pike, Esq.

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on April 26, 2021 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on ___________________ pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

PROSPECTUS

April 26, 2021

JNL® SERIES TRUST

Business Address: 1 Corporate Way • Lansing, Michigan 48951

Mailing Address: 225 W. Wacker Drive • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to non-qualified retirement plans and to other affiliated funds. The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective. For U.S. federal income tax purposes, the Funds are classified as partnerships or regulated investment companies as noted below.

JNL/American Funds Balanced Fund	Class A and Class I	Partnership
JNL/American Funds Bond Fund of America Fund	Class A and Class I	Partnership
JNL/American Funds Capital Income Builder Fund	Class A and Class I	Partnership
JNL/American Funds Capital World Bond Fund	Class A and Class I	Partnership
JNL/American Funds® Global Growth Fund	Class A and Class I	Partnership
JNL/American Funds Global Small Capitalization Fund	Class A and Class I	Partnership
JNL/American Funds® Growth Fund	Class A and Class I	Partnership
JNL/American Funds Growth-Income Fund	Class A and Class I	Partnership
JNL/American Funds International Fund	Class A and Class I	Partnership
JNL/American Funds New World Fund	Class A and Class I	Partnership
JNL/American Funds® Washington Mutual Investors Fund (formerly, JNL/American Funds® Blue Chip Income and Growth Fund)	Class A and Class I	Partnership
JNL Multi-Manager Alternative Fund	Class A and Class I	Partnership
JNL Multi-Manager Emerging Markets Equity Fund	Class A and Class I	Regulated Investment Company
JNL Multi-Manager International Small Cap Fund	Class A and Class I	Regulated Investment Company
JNL Multi-Manager Mid Cap Fund	Class A and Class I	Partnership
JNL Multi-Manager Small Cap Growth Fund	Class A and Class I	Partnership
JNL Multi-Manager Small Cap Value Fund	Class A and Class I	Partnership
JNL iShares Tactical Moderate Fund	Class A and Class I	Regulated Investment Company
JNL iShares Tactical Moderate Growth Fund	Class A and Class I	Regulated Investment Company
JNL iShares Tactical Growth Fund	Class A and Class I	Regulated Investment Company
JNL/American Funds Moderate Growth Allocation Fund	Class A and Class I	Partnership
JNL/American Funds Growth Allocation Fund	Class A and Class I	Partnership
JNL/AQR Large Cap Defensive Style Fund	Class A and Class I	Partnership
JNL/Baillie Gifford International Growth Fund (formerly, JNL/Vanguard International Fund)	Class A and Class I	Regulated Investment Company
JNL/Baillie Gifford U.S. Equity Growth Fund	Class A and Class I	Partnership
JNL/BlackRock Advantage International Fund	Class A and Class I	Regulated Investment Company
JNL/BlackRock Global Allocation Fund	Class A and Class I	Partnership
JNL/BlackRock Global Natural Resources Fund	Class A and Class I	Partnership
JNL/BlackRock Large Cap Select Growth Fund	Class A and Class I	Partnership
JNL/Causeway International Value Select Fund	Class A and Class I	Regulated Investment Company
JNL/ClearBridge Large Cap Growth Fund	Class A and Class I	Partnership
JNL/DFA International Core Equity Fund	Class A and Class I	Regulated Investment Company
JNL/DFA U.S. Core Equity Fund	Class A and Class I	Partnership
JNL/DFA U.S. Small Cap Fund	Class A and Class I	Partnership
JNL/DoubleLine® Core Fixed Income Fund	Class A and Class I	Partnership
JNL/DoubleLine® Emerging Markets Fixed Income Fund	Class A and Class I	Partnership
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	Class A and Class I	Partnership
JNL/DoubleLine® Total Return Fund	Class A and Class I	Partnership
JNL/Fidelity Institutional Asset Management® Total Bond Fund	Class A and Class I	Partnership
JNL/First Sentier Global Infrastructure Fund (formerly, JNL/First State Global Infrastructure Fund)	Class A and Class I	Partnership
JNL/Franklin Templeton Growth Allocation Fund	Class A and Class I	Partnership

1

JNL/Franklin Templeton Global Multisector Bond Fund	Class A and Class I	Regulated Investment Company
JNL/Franklin Templeton Income Fund	Class A and Class I	Partnership
JNL/GQG Emerging Markets Equity Fund	Class A and Class I	Partnership
JNL/Harris Oakmark Global Equity Fund	Class A and Class I	Regulated Investment Company
JNL/Heitman U.S. Focused Real Estate Fund	Class A and Class I	Regulated Investment Company
JNL/Invesco Diversified Dividend Fund	Class A and Class I	Partnership
JNL/Invesco Global Growth Fund	Class A and Class I	Partnership
JNL/Invesco International Growth Fund	Class A and Class I	Regulated Investment Company
JNL/Invesco Small Cap Growth Fund	Class A and Class I	Partnership
JNL/JPMorgan Global Allocation Fund	Class A and Class I	Partnership
JNL/JPMorgan Hedged Equity Fund	Class A and Class I	Regulated Investment Company
JNL/JPMorgan MidCap Growth Fund	Class A and Class I	Partnership
JNL/JPMorgan U.S. Government & Quality Bond Fund	Class A and Class I	Partnership
JNL/JPMorgan U.S. Value Fund (formerly, JNL/JPMorgan Growth & Income Fund)	Class A and Class I	Partnership
JNL/Lazard International Strategic Equity Fund	Class A and Class I	Regulated Investment Company
JNL/Loomis Sayles Global Growth Fund	Class A and Class I	Regulated Investment Company
JNL/Lord Abbett Short Duration Income Fund	Class A and Class I	Regulated Investment Company
JNL/Mellon Emerging Markets Index Fund	Class A and Class I	Regulated Investment Company
JNL/Mellon Equity Income Fund	Class A and Class I	Partnership
JNL/Mellon MSCI KLD 400 Social Index Fund	Class A and Class I	Partnership
JNL/Mellon S&P 500 Index Fund	Class A and Class I	Partnership
JNL/Mellon S&P 400 MidCap Index Fund	Class A and Class I	Partnership
JNL/Mellon Small Cap Index Fund	Class A and Class I	Partnership
JNL/Mellon International Index Fund	Class A and Class I	Regulated Investment Company
JNL/Mellon Bond Index Fund	Class A and Class I	Partnership
JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund)	Class A and Class I	Partnership
JNL/Mellon DowSM Index Fund	Class A and Class I	Partnership
JNL/Mellon World Index Fund (formerly, JNL/Mellon MSCI World Index Fund)	Class A and Class I	Regulated Investment Company
JNL/Mellon Nasdaq® 100 Index Fund	Class A and Class I	Partnership
JNL/Mellon Communication Services Sector Fund	Class A and Class I	Partnership
JNL/Mellon Consumer Discretionary Sector Fund	Class A and Class I	Partnership
JNL/Mellon Consumer Staples Sector Fund	Class A and Class I	Partnership
JNL/Mellon Energy Sector Fund	Class A and Class I	Partnership
JNL/Mellon Financial Sector Fund	Class A and Class I	Partnership
JNL/Mellon Healthcare Sector Fund	Class A and Class I	Partnership
JNL/Mellon Industrials Sector Fund	Class A and Class I	Partnership
JNL/Mellon Information Technology Sector Fund	Class A and Class I	Partnership
JNL/Mellon Materials Sector Fund	Class A and Class I	Partnership
JNL/Mellon Real Estate Sector Fund	Class A and Class I	Partnership
JNL S&P 500 Index Fund	Class I	Partnership
JNL/Mellon Utilities Sector Fund	Class A and Class I	Partnership
JNL/MFS Mid Cap Value Fund	Class A and Class I	Partnership
JNL/Morningstar PitchBook Listed Private Equity Index Fund	Class A and Class I	Regulated Investment Company
JNL/Morningstar Wide Moat Index Fund	Class A and Class I	Regulated Investment Company
JNL/Neuberger Berman Commodity Strategy Fund	Class A and Class I	Partnership
JNL/Neuberger Berman Strategic Income Fund	Class A and Class I	Partnership
JNL/PIMCO Income Fund	Class A and Class I	Partnership
JNL/PIMCO Investment Grade Credit Bond Fund	Class A and Class I	Partnership
JNL/PIMCO Real Return Fund	Class A and Class I	Partnership
JNL/PPM America Floating Rate Income Fund	Class A and Class I	Partnership
JNL/PPM America High Yield Bond Fund	Class A and Class I	Partnership
JNL/PPM America Total Return Fund	Class A and Class I	Partnership
JNL/RAFI® Fundamental U.S. Small Cap Fund	Class A and Class I	Partnership
JNL/RAFI® Multi-Factor U.S. Equity Fund	Class A and Class I	Partnership
JNL/T. Rowe Price Balanced Fund	Class A and Class I	Partnership
JNL/T. Rowe Price Capital Appreciation Fund	Class A and Class I	Partnership
JNL/T. Rowe Price Established Growth Fund	Class A and Class I	Partnership
JNL/T. Rowe Price Mid-Cap Growth Fund	Class A and Class I	Partnership
JNL/T. Rowe Price Short-Term Bond Fund	Class A and Class I	Partnership

2

JNL/T. Rowe Price U.S. High Yield Fund	Class A and Class I	Partnership
JNL/T. Rowe Price Value Fund	Class A and Class I	Partnership
JNL/Vanguard Moderate ETF Allocation Fund	Class A and Class I	Partnership
JNL/Vanguard Moderate Growth ETF Allocation Fund	Class A and Class I	Partnership
JNL/Vanguard Growth ETF Allocation Fund	Class A and Class I	Partnership
JNL/WCM Focused International Equity Fund	Class A and Class I	Regulated Investment Company
JNL/Westchester Capital Event Driven Fund	Class A and Class I	Partnership
JNL/WMC Balanced Fund	Class A and Class I	Partnership
JNL/WMC Equity Income Fund (formerly, JNL/Vanguard Equity Income Fund)	Class A and Class I	Partnership
JNL/WMC Global Real Estate Fund (formerly, JNL/Invesco Global Real Estate Fund)	Class A and Class I	Partnership
JNL/WMC Government Money Market Fund	Class A and Class I	Regulated Investment Company
JNL/WMC Value Fund	Class A and Class I	Partnership
JNL/Goldman Sachs 4 Fund	Class A and Class I	Partnership
JNL/Goldman Sachs Managed Conservative Fund	Class A and Class I	Partnership
JNL/Goldman Sachs Managed Moderate Fund	Class A and Class I	Partnership
JNL/Goldman Sachs Managed Moderate Growth Fund	Class A and Class I	Partnership
JNL/Goldman Sachs Managed Growth Fund	Class A and Class I	Partnership
JNL/Goldman Sachs Managed Aggressive Growth Fund	Class A and Class I	Partnership
JNL Conservative Allocation Fund	Class A and Class I	Partnership
JNL Moderate Allocation Fund	Class A and Class I	Partnership
JNL Moderate Growth Allocation Fund	Class A and Class I	Partnership
JNL Growth Allocation Fund	Class A and Class I	Partnership
JNL Aggressive Growth Allocation Fund	Class A and Class I	Partnership
JNL Bond Index Fund	Class I	Partnership
JNL Emerging Markets Index Fund	Class I	Regulated Investment Company
JNL International Index Fund	Class I	Regulated Investment Company
JNL Mid Cap Index Fund	Class I	Partnership
JNL Small Cap Index Fund	Class I	Partnership

For a description of the certain differences between the Partnership Funds and the Regulated Investment Company Funds, refer to the section entitled “Tax Status.”

The Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”) dated April 26, 2021, which is incorporated by reference into (which means it legally is a part of) this prospectus.

3

Summary Overview Of Each Fund	1

Investment Objective, Expenses, Portfolio Turnover, Principal Investment Strategies, Principal Risks of Investing in the Fund, Performance, Management, Purchase and Redemption of Fund Shares, Tax Information, and Payments to Broker-Dealers and Financial Intermediaries

JNL/American Funds Balanced Fund	1
JNL/American Funds Bond Fund of America Fund	7
JNL/American Funds Capital Income Builder Fund	12
JNL/American Funds Capital World Bond Fund	18
JNL/American Funds Global Growth Fund	25
JNL/American Funds Global Small Capitalization Fund	30
JNL/American Funds Growth Fund	35
JNL/American Funds Growth-Income Fund	40
JNL/American Funds International Fund	45
JNL/American Funds New World Fund	51
JNL/American Funds Washington Mutual Investors Fund	58
JNL Multi-Manager Alternative Fund	63
JNL Multi-Manager Emerging Markets Equity Fund	72
JNL Multi-Manager International Small Cap Fund	79
JNL Multi-Manager Mid Cap Fund	85
JNL Multi-Manager Small Cap Growth Fund	91
JNL Multi-Manager Small Cap Value Fund	98
JNL iShares Tactical Moderate Fund	105
JNL iShares Tactical Moderate Growth Fund	112
JNL iShares Tactical Growth Fund	119
JNL/American Funds Moderate Growth Allocation Fund	126
JNL/American Funds Growth Allocation Fund	131
JNL/AQR Large Cap Defensive Style Fund	136
JNL/Baillie Gifford International Growth Fund	142
JNL/Baillie Gifford U.S. Equity Growth Fund	148
JNL/BlackRock Advantage International Fund	151
JNL/BlackRock Global Allocation Fund	158
JNL/BlackRock Global Natural Resources Fund	168
JNL/BlackRock Large Cap Select Growth Fund	175
JNL/Causeway International Value Select Fund	180
JNL/ClearBridge Large Cap Growth Fund	185
JNL/DFA International Core Equity Fund	190
JNL/DFA U.S. Core Equity Fund	195
JNL/DFA U.S. Small Cap Fund	200
JNL/DoubleLine® Core Fixed Income Fund	205
JNL/DoubleLine® Emerging Markets Fixed Income Fund	213
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	220
JNL/DoubleLine® Total Return Fund	229
JNL/Fidelity Institutional Asset Management® Total Bond Fund	236
JNL/First Sentier Global Infrastructure Fund	241
JNL/Franklin Templeton Global Multisector Bond Fund	248
JNL/Franklin Templeton Growth Allocation Fund	256
JNL/Franklin Templeton Income Fund	262
JNL/GQG Emerging Markets Equity Fund	269
JNL/Harris Oakmark Global Equity Fund	275
JNL/Heitman U.S. Focused Real Estate Fund	281
JNL/Invesco Diversified Dividend Fund	286
JNL/Invesco Global Growth Fund	291
JNL/Invesco International Growth Fund	297
JNL/Invesco Small Cap Growth Fund	304
JNL/JPMorgan Global Allocation Fund	309
JNL/JPMorgan Hedged Equity Fund	319
JNL/JPMorgan MidCap Growth Fund	324
JNL/JPMorgan U.S. Government & Quality Bond Fund	329

4

JNL/JPMorgan U.S. Value Fund	333
JNL/Lazard International Strategic Equity Fund	338
JNL/Loomis Sayles Global Growth Fund	344
JNL/Lord Abbett Short Duration Income Fund	350
JNL/Mellon Emerging Markets Index Fund	355
JNL/Mellon Equity Income Fund	363
JNL/Mellon MSCI KLD 400 Social Index Fund	368
JNL/Mellon S&P 500 Index Fund	374
JNL/Mellon S&P 400 MidCap Index Fund	379
JNL/Mellon Small Cap Index Fund	384
JNL/Mellon International Index Fund	389
JNL/Mellon Bond Index Fund	396
JNL/Mellon U.S. Stock Market Index Fund	401
JNL/Mellon DowSM Index Fund	406
JNL/Mellon World Index Fund	411
JNL/Mellon Nasdaq® 100 Index Fund	417
JNL/Mellon Communication Services Sector Fund	422
JNL/Mellon Consumer Discretionary Sector Fund	428
JNL/Mellon Consumer Staples Sector Fund	433
JNL/Mellon Energy Sector Fund	438
JNL/Mellon Financial Sector Fund	443
JNL/Mellon Healthcare Sector Fund	449
JNL/Mellon Industrials Sector Fund	454
JNL/Mellon Information Technology Sector Fund	459
JNL/Mellon Materials Sector Fund	464
JNL/Mellon Real Estate Sector Fund	469
JNL S&P 500 Index Fund	474
JNL/Mellon Utilities Sector Fund	478
JNL/MFS Mid Cap Value Fund	483
JNL/Morningstar PitchBook Listed Private Equity Index Fund	488
JNL/Morningstar Wide Moat Index Fund	492
JNL/Neuberger Berman Commodity Strategy Fund	498
JNL/Neuberger Berman Strategic Income Fund	505
JNL/PIMCO Income Fund	512
JNL/PIMCO Investment Grade Credit Bond Fund	518
JNL/PIMCO Real Return Fund	526
JNL/PPM America Floating Rate Income Fund	533
JNL/PPM America High Yield Bond Fund	539
JNL/PPM America Total Return Fund	546
JNL/RAFI® Fundamental U.S. Small Cap Fund	552
JNL/RAFI® Multi-Factor U.S. Equity Fund	557
JNL/T. Rowe Price Balanced Fund	563
JNL/T. Rowe Price Capital Appreciation Fund	569
JNL/T. Rowe Price Established Growth Fund	581
JNL/T. Rowe Price Mid-Cap Growth Fund	582
JNL/T. Rowe Price Short-Term Bond Fund	587
JNL/T. Rowe Price U.S. High Yield Fund	592
JNL/T. Rowe Price Value Fund	598
JNL/Vanguard Moderate ETF Allocation Fund	603
JNL/Vanguard Moderate Growth ETF Allocation Fund	610
JNL/Vanguard Growth ETF Allocation Fund	617
JNL/WCM Focused International Equity Fund	624
JNL/Westchester Capital Event Driven Fund	630
JNL/WMC Balanced Fund	638
JNL/WMC Equity Income Fund	643
JNL/WMC Global Real Estate Fund	648
JNL/WMC Government Money Market Fund	654
JNL/WMC Value Fund	658
JNL/Goldman Sachs 4 Fund	662
JNL/Goldman Sachs Managed Conservative Fund	668
JNL/Goldman Sachs Managed Moderate Fund	675
JNL/Goldman Sachs Managed Moderate Growth Fund	681

5

JNL/Goldman Sachs Managed Growth Fund	687
JNL/Goldman Sachs Managed Aggressive Growth Fund	693
JNL Conservative Allocation Fund	699
JNL Moderate Allocation Fund	705
JNL Moderate Growth Allocation Fund	711
JNL Growth Allocation Fund	717
JNL Aggressive Growth Allocation Fund	723
JNL Bond Index Fund	729
JNL Emerging Markets Index Fund	733
JNL International Index Fund	739
JNL Mid Cap Index Fund	744
JNL Small Cap Index Fund	748
Additional Information About the Funds	752
Investment Objectives, Principal Investment Strategies, Principal Risks of Investing in the Fund, Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund, and Management
JNL/American Funds Balanced Fund	752
JNL/American Funds Bond Fund of America Fund	757
JNL/American Funds Capital Income Builder Fund	761
JNL/American Funds Capital World Bond Fund	766
JNL/American Funds Global Growth Fund	771
JNL/American Funds Global Small Capitalization Fund	775
JNL/American Funds Growth Fund	779
JNL/American Funds Growth-Income Fund	783
JNL/American Funds International Fund	787
JNL/American Funds New World Fund	791
JNL/American Funds Washington Mutual Investors Fund	796
JNL Multi-Manager Alternative Fund	801
JNL Multi-Manager Emerging Markets Equity Fund	809
JNL Multi-Manager International Small Cap Fund	815
JNL Multi-Manager Mid Cap Fund	820
JNL Multi-Manager Small Cap Growth Fund	825
JNL Multi-Manager Small Cap Value Fund	832
JNL iShares Tactical Moderate Fund	838
JNL iShares Tactical Moderate Growth Fund	842
JNL iShares Tactical Growth Fund	846
JNL/American Funds Moderate Growth Allocation Fund	850
JNL/American Funds Growth Allocation Fund	853
JNL/AQR Large Cap Defensive Style Fund	856
JNL/Baillie Gifford International Growth Fund	859
JNL/Baillie Gifford U.S. Equity Growth Fund	862
JNL/BlackRock Advantage International Fund	864
JNL/BlackRock Global Allocation Fund	867
JNL/BlackRock Global Natural Resources Fund	873
JNL/BlackRock Large Cap Select Growth Fund	876
JNL/Causeway International Value Select Fund	878
JNL/ClearBridge Large Cap Growth Fund	881
JNL/DFA International Core Equity Fund	884
JNL/DFA U.S. Core Equity Fund	887
JNL/DFA U.S. Small Cap Fund	890
JNL/DoubleLine® Core Fixed Income Fund	893
JNL/DoubleLine® Emerging Markets Fixed Income Fund	896
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	899
JNL/DoubleLine® Total Return Fund	904
JNL/Fidelity Institutional Asset Management® Total Bond Fund	907
JNL/First Sentier Global Infrastructure Fund	910
JNL/Franklin Templeton Global Multisector Bond Fund	913
JNL/Franklin Templeton Growth Allocation Fund	927
JNL/Franklin Templeton Income Fund	920
JNL/GQG Emerging Markets Equity Fund	924
6

JNL/Harris Oakmark Global Equity Fund	927
JNL/Heitman U.S. Focused Real Estate Fund	929
JNL/Invesco Diversified Dividend Fund	932
JNL/Invesco Global Growth Fund	934
JNL/Invesco International Growth Fund	936
JNL/Invesco Small Cap Growth Fund	940
JNL/JPMorgan Global Allocation Fund	942
JNL/JPMorgan Hedged Equity Fund	946
JNL/JPMorgan MidCap Growth Fund	948
JNL/JPMorgan U.S. Government & Quality Bond Fund	950
JNL/JPMorgan U.S. Value Fund	952
JNL/Lazard International Strategic Equity Fund	954
JNL/Loomis Sayles Global Growth Fund	956
JNL/Lord Abbett Short Duration Income Fund	958
JNL/Mellon Emerging Markets Index Fund	962
JNL/Mellon Equity Income Fund	967
JNL/Mellon MSCI KLD 400 Social Index Fund	969
JNL/Mellon S&P 500 Index Fund	972
JNL/Mellon S&P 400 MidCap Index Fund	975
JNL/Mellon Small Cap Index Fund	979
JNL/Mellon International Index Fund	983
JNL/Mellon Bond Index Fund	987
JNL/Mellon U.S. Stock Market Index Fund	991
JNL/Mellon DowSM Index Fund	994
JNL/Mellon World Index Fund	996
JNL/Mellon Nasdaq® 100 Index Fund	999
JNL/Mellon Communication Services Sector Fund	1002
JNL/Mellon Consumer Discretionary Sector Fund	1005
JNL/Mellon Consumer Staples Sector Fund	1008
JNL/Mellon Energy Sector Fund	1011
JNL/Mellon Financial Sector Fund	1014
JNL/Mellon Healthcare Sector Fund	1017
JNL/Mellon Industrials Sector Fund	1020
JNL/Mellon Information Technology Sector Fund	1023
JNL/Mellon Materials Sector Fund	1026
JNL/Mellon Real Estate Sector Fund	1029
JNL S&P 500 Index Fund	1032
JNL/Mellon Utilities Sector Fund	1035
JNL/MFS Mid Cap Value Fund	1038
JNL/Morningstar PitchBook Listed Private Equity Index Fund	1040
JNL/Morningstar Wide Moat Index Fund	1043
JNL/Neuberger Berman Commodity Strategy Fund	1046
JNL/Neuberger Berman Strategic Income Fund	1049
JNL/PIMCO Income Fund	1052
JNL/PIMCO Investment Grade Credit Bond Fund	1055
JNL/PIMCO Real Return Fund	1058
JNL/PPM America Floating Rate Income Fund	1061
JNL/PPM America High Yield Bond Fund	1065
JNL/PPM America Total Return Fund	1068
JNL/RAFI® Fundamental U.S. Small Cap Fund	1071
JNL/RAFI® Multi-Factor U.S. Equity Fund	1074
JNL/T. Rowe Price Balanced Fund	1077
JNL/T. Rowe Price Capital Appreciation Fund	1079
JNL/T. Rowe Price Established Growth Fund	1081
JNL/T. Rowe Price Mid-Cap Growth Fund	1083
JNL/T. Rowe Price Short-Term Bond Fund	1085
JNL/T. Rowe Price U.S. High Yield Fund	1187
JNL/T. Rowe Price Value Fund	1089
JNL/Vanguard Moderate ETF Allocation Fund	1091
JNL/Vanguard Moderate Growth ETF Allocation Fund	1095
JNL/Vanguard Growth ETF Allocation Fund	1099
JNL/WCM Focused International Equity Fund	1103

7

JNL/Westchester Capital Event Driven Fund	1100
NL/WMC Balanced Fund	1110
JNL/WMC Equity Income Fund	1112
JNL/WMC Global Real Estate Fund	1114
JNL/WMC Government Money Market Fund	1117
JNL/WMC Value Fund	1119
Summary of Main Risk Characteristics of JNL/Goldman Sachs Funds and JNL Allocation Funds	1121
JNL/Goldman Sachs 4 Fund	1124
JNL/Goldman Sachs Managed Conservative Fund	1128
JNL/Goldman Sachs Managed Moderate Fund	1133
JNL/Goldman Sachs Managed Moderate Growth Fund	1137
JNL/Goldman Sachs Managed Growth Fund	1141
JNL/Goldman Sachs Managed Aggressive Growth Fund	1145
JNL Conservative Allocation Fund	1149
JNL Moderate Allocation Fund	1153
JNL Moderate Growth Allocation Fund	1157
JNL Growth Allocation Fund	1161
JNL Aggressive Growth Allocation Fund	1165
JNL Bond Index Fund	1169
JNL Emerging Markets Index Fund	1171
JNL International Index Fund	1174
JNL Mid Cap Index Fund	1177
JNL Small Cap Index Fund	1180

Master-Feeder Structure	1184
More About the Funds	1186
Glossary of Risks	1191
Management of the Trust	1220
Investment Adviser, Management Fee, Investment Sub-Advisers; Administrator, Distributor,
Classes of Shares, 12b-1 Plan, Investment in Fund Shares, Market Timing Policy, Disclosure of
Portfolio Securities, Redemption of Fund Shares, and Tax Status
Financial Highlights	1247
Appendix A	A-1
Appendix B	B-1

8

Summary Prospectus – April 26, 2021

JNL/American Funds Balanced Fund

Class A

Class I

Investment Objective.

The Fund (“Feeder Fund”) seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in the shares of the American Funds Insurance Series® - Asset Allocation Fund℠ (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.22%
Less Waiver/Reimbursement[4]	0.30%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.92%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	0.92%
Less Waiver/Reimbursement[4]	0.30%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.62%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

JNL/American Funds Balanced Fund Class A
1 year	3 years	5 years	10 years
$94	$358	$641	$1,451

JNL/American Funds Balanced Fund Class I
1 year	3 years	5 years	10 years
$63	$263	$480	$1,104

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	49%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2020, the Master Fund was approximately 66% invested in equity securities, 30% invested in debt securities and 4% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the Master Fund varies with market conditions and the Master Fund’s investment adviser’s assessment of their relative attractiveness as investment opportunities.

The Master Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, including U.S. Government securities, and money market instruments (debt securities maturing in one year or less). The Master Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund or unrated but determined to be of equivalent quality by the Master Fund). Such securities are sometimes referred to as “junk bonds.”

The Master Fund uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Master Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

2

•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

3

•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance.

Prior to April 24, 2017, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 24, 2017, the Fund operates as a “feeder fund” of the Master Fund. For periods prior to January 1, 2018, the Fund’s performance information set forth below is the performance of the Master Fund and reflects the fees for Class A and Class I shares of the Fund, as applicable, as shown in the Annual Fund Operating Expenses Tables above. The performance information set forth below has not been adjusted to show the effects of the Fund’s expense waiver/reduction arrangements. If such arrangements had been included, performance for those periods would have been higher. The data below shows what the Fund’s performance would have been if the Fund had operated as a “feeder fund” during the periods shown below.

For periods following January 1, 2018, the Fund’s performance information set forth below is the performance of the Feeder Fund. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

For consistency with the Fund’s principal investment strategies, the Fund replaced the 65% MSCI All Country World Index/35% Bloomberg Barclays Global Aggregate Index with the 60% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Index as the Fund’s secondary benchmark.

For consistency with the Fund’s principal investment strategies, the Fund replaced the Bloomberg Barclays Global Aggregate Index with the Bloomberg Barclays U.S. Aggregate Index as the Fund’s tertiary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 13.67%; Worst Quarter (ended 3/31/2020): -13.59%

4

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 13.79%; Worst Quarter (ended 3/31/2020): -13.54%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds Balanced Fund (Class A)	12.06%	9.70%	6.94%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	14.73%	11.11%	10.02%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds Balanced Fund (Class I)	12.38%	9.98%	7.18%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	14.73%	11.11%	10.02%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company℠ (“CRMC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Alan N. Berro	April 2017	Partner, Capital World Investors, CRMC
David A. Daigle	April 2017	Partner, Capital Fixed Income Investors, CRMC
Peter Eliot	July 2018	Partner, Capital International Investors, CRMC
Jeffrey T. Lager	April 2017	Partner, Capital International Investors, CRMC
Jin Lee	July 2018	Partner, Capital World Investors, CRMC
John R. Queen	April 2017	Partner, Capital Fixed Income Investors, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly

5

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

6

Summary Prospectus – April 26, 2021

JNL/American Funds Bond Fund of America Fund

Class A

Class I

Investment Objective.

The Fund (“Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - The Bond of America® (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.14%
Total Annual Fund Operating Expenses	1.20%
Less Waiver/Reimbursement[3]	0.39%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.81%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10%which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
[3]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.14%
Total Annual Fund Operating Expenses	0.90%
Less Waiver/Reimbursement[3]	0.39%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.51%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.
[3]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

7

JNL/American Funds Bond Fund of America Fund Class A
1 year	3 years	5 years	10 years
$83	$342	$622	$1,420

JNL/American Funds Bond Fund of America Fund Class I
1 year	3 years	5 years	10 years
$52	$248	$460	$1,072

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	461%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund seeks to maximize the level of current income and preserve capital by investing primarily in bonds. Normally, the Master Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The Master Fund invests at least 60% of its assets in debt securities (excluding derivatives) rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the Master Fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the Master Fund’s investment adviser, and in U.S. Government securities, money market instruments, cash or cash equivalents.

The Master Fund may also invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government.

The Master Fund may invest in inflation-linked bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The Master Fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Master Fund may invest in a derivative only if, in the opinion of the Master Fund’s investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Master Fund as disclosed in the Master Fund’s prospectus and statement of additional information.

The Master Fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund, or in debt securities that are unrated but determined to be of equivalent quality by the Master Fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The Master Fund uses a system of multiple portfolio managers in managing the Master Fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Master Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

8

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures
9

contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund’s Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.

Performance for the Feeder Fund has not been included because the Feeder Fund commenced investment operations on the date of this Prospectus. Therefore, performance information has not been presented for the Feeder Fund.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by the Feeder Fund or variable annuity or life insurance products. If these amounts were reflected, returns would be less than those shown.

Master Fund Annual Total Returns as of December 31

Best Quarter (ended 6/20/2020): 4.54%; Worst Quarter (ended 12/31/2016): -2.76%

10

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
Class 1	9.96%	5.20%	4.18%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Pramod Atluri	April 2021	Partner, Capital Fixed Income Investors, CRMC
David J. Betanzos	April 2021	Partner, Capital Fixed Income Investors, CRMC
David A. Hoag	April 2021	Partner, Capital Fixed Income Investors, CRMC
Fergus N. MacDonald	April 2021	Partner, Capital Fixed Income Investors, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

11

Summary Prospectus – April 26, 2021

JNL/American Funds Capital Income Builder Fund

Class A

Class I

Investment Objective.

The Fund (“Feeder Fund”) seeks both to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”),

with a secondary objective to provide growth of capital.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.01%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.46%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.96%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.01%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.16%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.66%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.(1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2)

12

redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds Capital Income Builder Fund Class A
1 year	3 years	5 years	10 years
$98	$413	$750	$1,703

JNL/American Funds Capital Income Builder Fund Class I
1 year	3 years	5 years	10 years
$67	$319	$590	$1,364

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	110%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The Master Fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the Master Fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The Master Fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The Master Fund uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the Master Fund’s portfolio is divided into segments managed by individual managers.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Master Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies

13

the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund’s Adviser investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

14

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 70% MSCI All Country World Index (Net), 30% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 9.89%; Worst Quarter (ended 3/31/2020): -14.93%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 10.05%; Worst Quarter (ended 3/31/2020): -14.94%

15

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (August 13, 2018)
JNL/American Funds Capital Income Builder Fund (Class A)	3.98%	5.99%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.96%
70% MSCI All Country World Index (Net) and 30% Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.97%	10.73%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	7.25%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (August 13, 2018)
JNL/American Funds Capital Income Builder Fund (Class I)	4.23%	6.34%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.96%
70% MSCI All Country World Index (Net) and 30% Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.97%	10.73%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	7.25%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management CompanySM (“CRMC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Aline Avzaradel	April 2021	Partner, Capital International Investors, CRMC
Alfonso Barroso	April 2020	Partner, Capital Research Global Investors, CRMC
Grant L. Cambridge	April 2020	Partner, Capital International Investors, CRMC
Joyce E. Gordon	April 2020	Partner, Capital Research Global Investors, CRMC
David A. Hoag	April 2020	Partner, Capital Fixed Income Investors, CRMC
Winnie Kwan	April 2020	Partner, Capital Research Global Investors, CRMC
James B. Lovelace	April 2020	Partner, Capital Research Global Investors, CRMC
Fergus N. MacDonald	April 2020	Partner, Capital Fixed Income Investors, CRMC
Caroline Randall	April 2021	Partner, Capital Research Global Investors, CRMC
David M. Riley	April 2020	Partner, Capital Research Global Investors, CRMC
Bradley J. Vogt	April 2020	Partner, Capital Research Global Investors, CRMC
Steven T. Watson	August 2018	Partner, Capital International Investors, CRMC
Philip Winston	August 2018	Partner, Capital International Investors, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

16

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

17

Summary Prospectus – April 26, 2021

JNL/American Funds Capital World Bond Fund

Class A

Class I

Investment Objective.

The Fund (“Feeder Fund”) seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the shares of the American Funds Insurance Series® - Capital World Bond FundSM (“Master Fund”). Total return comprises the income generated by the Master Fund and the changes in the market value of the Master Fund’s investments.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.58%
Less Waiver/Reimbursement[4]	0.53%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.05%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.28%
Less Waiver/Reimbursement[4]	0.53%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.75%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2)

18

redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds Capital World Bond Fund Class A
1 year	3 years	5 years	10 years
$107	$447	$810	$1,833

JNL/American Funds Capital World Bond Fund Class I
1 year	3 years	5 years	10 years
$77	$353	$651	$1,499

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	88%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

Under normal circumstances, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds and other debt securities, which may be represented by derivatives. The Master Fund invests primarily in debt securities, including asset-backed and mortgage-backed securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Fund will invest substantially in securities of issuers domiciled in a number of countries outside the United States, and such investments may include securities of issuers domiciled in developing countries.

Normally, the Master Fund’s invests substantially in investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). The Master Fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment advisor or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Master Fund may invest in a derivative only if, in the opinion of the Adviser of the Master Fund, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Master Fund.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the Master Fund intends to limit its investments in the securities of any single issuer.

The Master Fund uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the Master Fund’s portfolio is divided into segments managed by individual managers.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Master Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

19

•	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
20

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

21

•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

For consistency with the Fund’s principal investment strategies, the Fund added the Consumer Price Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2016): 5.25%; Worst Quarter (ended 12/31/2016): -6.29%

22

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 3/31/2016): 5.43%; Worst Quarter (ended 12/31/2016): -6.16%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds Capital World Bond Fund (Class A)	9.55%	4.79%	2.74%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	9.20%	4.79%	2.83%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.36%	1.95%	1.74%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds Capital World Bond Fund (Class I)	9.88%	5.07%	3.00%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	9.20%	4.79%	2.83%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.36%	1.95%	1.74%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Philip Chitty	April 2021	Partner, Capital Fixed Income Investors, CRMC
Andrew A. Cormack	January 2019	Vice President, Capital Fixed Income Investors, CRMC
Thomas H. Høgh	May 2010	Partner, Capital Fixed Income Investors, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

23

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

24

Summary Prospectus – April 26, 2021

JNL/American Funds Global Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund (“Feeder Fund”) is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.62%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.12%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.16%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.32%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.82%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.(1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

25

JNL/American Funds Global Growth Fund Class A
1 year	3 years	5 years	10 years
$114	$462	$834	$1,880

JNL/American Funds Global Growth Fund Class I
1 year	3 years	5 years	10 years
$84	$369	$676	$1,547

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	17%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks of companies around the world that the Master Fund’s investment adviser believes have the potential for growth. As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers domiciled outside of the United States).

Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund uses a system of multiple portfolio managers in managing the Master Fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual managers.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are

26

tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

27

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/American Funds Global Growth Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 24.25%; Worst Quarter (ended 3/31/2020): -16.33%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 24.29%; Worst Quarter (ended 3/31/2020): -16.29%

28

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (September 16, 2013)
JNL/American Funds Global Growth Fund (Class A)	30.09%	15.95%	13.45%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.53%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/American Funds Global Growth Fund (Class I)	30.41%	17.30%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World Investors, CRMC
Paul Flynn	January 2017	Partner, Capital World Investors, CRMC
Jonathan Knowles	September 2013	Partner, Capital World Investors, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

29

Summary Prospectus – April 26, 2021

JNL/American Funds Global Small Capitalization Fund

Class A

Class I

Investment Objective.

The Fund (“Feeder Fund”) seeks growth of capital over time through exclusive investment in the shares of the American Funds Insurance Series® - Global Small Capitalization Fund SM (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.34%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.79%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.29%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.34%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.49%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.99%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

30

JNL/American Funds Global Small Capitalization Fund Class A
1 year	3 years	5 years	10 years
$131	$515	$923	$2,064

JNL/American Funds Global Small Capitalization Fund Class I
1 year	3 years	5 years	10 years
$101	$422	$766	$1,737

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	38%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. Normally, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. However, the Master Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The Master Fund currently defines “small market capitalization” companies as companies with market capitalizations of $6 billion or less. The Master Fund periodically re-evaluates and adjusts this definition and may continue to do so in the future. The Master Fund seeks to invest globally; the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e. at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers outside the United States).

The Master Fund uses a system of multiple portfolio managers in managing the Master Fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual managers.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The
31

value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

32

•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 29.25%; Worst Quarter (ended 3/31/2020): -25.29%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 29.27%; Worst Quarter (ended 3/31/2020): -25.16%

33

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds Global Small Capitalization Fund (Class A)	29.32%	14.08%	9.10%
MSCI All Country World Small Cap Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.33%	11.39%	8.82%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds Global Small Capitalization Fund (Class I)	29.78%	14.39%	9.37%
MSCI All Country World Small Cap Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.33%	11.39%	8.82%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Beckwith	December 2019	Vice President, Capital Research Global Investors, CRMC
Bradford F. Freer	July 2018	Partner, Capital Research Global Investors, CRMC
Harold H. La	2010	Partner, Capital Research Global Investors, CRMC
Aidan O’Connell	2015	Partner, Capital Research Global Investors, CRMC
Gregory W. Wendt	2010	Partner, Capital Research Global Investors, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

34

Summary Prospectus – April 26, 2021

JNL/American Funds Growth Fund

Class A

Class I

Investment Objective.

The Fund (“Feeder Fund”) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.14%
Total Annual Fund Operating Expenses[3]	1.39%
Less Waiver/Reimbursement[4]	0.45%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.94%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.14%
Total Annual Fund Operating Expenses[3]	1.09%
Less Waiver/Reimbursement[4]	0.45%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.64%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.(1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

35

JNL/American Funds Growth Fund Class A
1 year	3 years	5 years	10 years
$96	$396	$718	$1,630

JNL/American Funds Growth Fund Class I
1 year	3 years	5 years	10 years
$65	$302	$557	$1,288

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	32%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund’s investment adviser believes offer superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets.

Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund uses a system of multiple portfolio managers in managing the Master Fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual managers.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Master Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

36

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

37

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/American Funds Growth Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 28.54%; Worst Quarter (ended 12/31/2018): -14.12%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 28.63%; Worst Quarter (ended 12/31/2018): -14.07%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (February 06, 2012)
JNL/American Funds Growth Fund (Class A)	51.60%	22.31%	17.96%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	14.57%

38

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/American Funds Growth Fund (Class I)	52.03%	25.86%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Paul Benjamin	April 2020	Partner, Capital World Investors, CRMC
Mark L. Casey	May 2017	Partner, Capital International Investors, CRMC
Irfan M. Furniturewala	April 2021	Partner, Capital International Investors, CRMC
Anne-Marie Peterson	January 2019	Partner, Capital World Investors, CRMC
Andraz Razen	April 2015	Partner, Capital World Investors, CRMC
Alan J. Wilson	April 2014	Partner, Capital World Investors, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

39

Summary Prospectus – April 26, 2021

JNL/American Funds Growth-Income Fund

Class A

Class I

Investment Objective.

The JNL/American Funds Growth-Income Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital and income through exclusive investment in the shares of the American Funds Insurance Series® - Growth-Income FundSM (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.13%
Total Annual Fund Operating Expenses[3]	1.24%
Less Waiver/Reimbursement[4]	0.30%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.94%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.13%
Total Annual Fund Operating Expenses[3]	0.94%
Less Waiver/Reimbursement[4]	0.30%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.64%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

40

JNL/American Funds Growth-Income Fund Class A
1 year	3 years	5 years	10 years
$96	$364	$652	$1,474

JNL/American Funds Growth-Income Fund Class I
1 year	3 years	5 years	10 years
$65	$270	$491	$1,127

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	33%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in common stocks or other securities that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including those located in emerging market countries.

The Master Fund uses a system of multiple portfolio managers in managing the Master Fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual managers.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

41

•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

42

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 19.91%; Worst Quarter (ended 3/31/2020): -19.87%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 19.96%; Worst Quarter (ended 3/31/2020): -19.79%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds Growth-Income Fund (Class A)	13.10%	13.49%	12.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds Growth-Income Fund (Class I)	13.46%	13.79%	12.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%

43

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Donald D. O’Neal	2010	Partner, Capital International Investors, CRMC
Keiko McKibben	July 2018	Partner, Capital Research Global Investors, CRMC
Charles E. Ellwein	May 2020	Partner, Capital Research Global Investors, CRMC
J. Blair Frank	2010	Partner, Capital Research Global Investors, CRMC
William L. Robbins	2012	Partner, Capital International Investors, CRMC
Carlos A. Schonfeld	April 2021	Partner, Capital International Investors, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

44

Summary Prospectus – April 26, 2021

JNL/American Funds International Fund

Class A

Class I

Investment Objective.

The Fund (“Feeder Fund”) seeks long-term growth of capital through exclusive investment in the shares of the American Funds Insurance Series® - International FundSM (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.22%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.68%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.18%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.22%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.38%
Less Waiver/Reimbursement[4]	0.50%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.88%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

45

JNL/American Funds International Fund Class A
1 year	3 years	5 years	10 years
$120	$481	$866	$1,945

JNL/American Funds International Fund Class I
1 year	3 years	5 years	10 years
$90	$388	$708	$1,614

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	40%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser of the Master Fund believes have the potential for growth.

The Master Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the Master Fund may obtain exposure to equity investments in local markets. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund uses a system of multiple portfolio managers in managing the Master Fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual managers.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign

46

currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

47

•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2020): 21.56%; Worst Quarter (ended 3/31/2020): -24.66%

48

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2020): 21.67%; Worst Quarter (ended 3/31/2020): -24.62%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds International Fund (Class A)	13.56%	10.29%	6.25%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	10.65%	8.93%	4.92%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds International Fund (Class I)	13.93%	10.61%	6.51%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	10.65%	8.93%	4.92%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Sung Lee	2010	Partner, Capital Research Global Investors, CRMC
Renaud H. Samyn	January 2019	Partner, Capital Research Global Investors, CRMC
Nicholas J. Grace	January 2021	Partner, Capital Research Global Investors, CRMC
Jesper Lyckeus	2010	Partner, Capital Research Global Investors, CRMC
Christopher Thomsen	2010	Partner, Capital Research Global Investors, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

49

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

50

Summary Prospectus – April 26, 2021

JNL/American Funds New World Fund

Class A

Class I

Investment Objective.

The Fund (“Feeder Fund”) seeks long-term capital appreciation through exclusive investment in the shares of the American Funds Insurance Series® - New World Fund® (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	2.11%
Less Waiver/Reimbursement[4]	0.83%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.28%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	1.81%
Less Waiver/Reimbursement[4]	0.83%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.98%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

51

JNL/American Funds New World Fund Class A
1 year	3 years	5 years	10 years
$129	$580	$1,057	$2,375

JNL/American Funds New World Fund Class I
1 year	3 years	5 years	10 years
$99	$488	$902	$2,057

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	70%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund is designed for investors seeking capital appreciation over time. The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.

Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets.

In determining whether a country is qualified, the Master Fund’s investment adviser will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The investment adviser to the Master Fund maintains a list of qualified countries and securities in which the Master Fund may invest. Please refer to the statutory prospectus for a list of qualified countries. The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

The Master Fund may also invest in debt securities of issuers, including issuers of lower-rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the Master Fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The Master Fund uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

52

•	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of

53

America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

54

•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the MSCI Emerging Markets Index as the Fund’s secondary benchmark.

Effective April 27, 2020, for consistency with the Fund’s principal investment strategies, the Fund added the JPM EMBI Global Diversified Index as the Fund’s tertiary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 24.50%; Worst Quarter (ended 3/31/2020): -23.19%

55

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 24.62%; Worst Quarter (ended 3/31/2020): -23.17%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds New World Fund (Class A)	23.06%	12.88%	6.11%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.31%	12.81%	3.63%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	5.26%	7.08%	6.22%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds New World Fund (Class I)	23.44%	13.19%	6.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.31%	12.81%	3.63%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	5.26%	7.08%	6.22%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors, CRMC
Bradford F. Freer	January 2017	Partner, Capital Research Global Investors, CRMC
Nicholas J. Grace	2012	Partner, Capital Research Global Investors, CRMC
Jonathan Knowles	April 2020	Partner, Capital World Investors, CRMC
Winnie Kwan	April 2020	Partner, Capital Research Global Investors, CRMC
Robert W. Lovelace	April 2020	Partner, Capital International Investors, CRMC
Piyada Phanaphat	April 2021	Partner, Capital World Investors, CRMC
Akira Shiraishi	April 2021	Partner, Capital International Investors, CRMC
Kirstie Spence	December 2019	Partner, Capital Fixed Income Investors, CRMC
Tomonori Tani	July 2018	Partner, Capital World Investors, CRMC
Lisa Thompson	April 2020	Partner, Capital International Investors, CRMC
Christopher Thomsen	April 2020	Partner, Capital Research Global Investors, CRMC

56

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

57

Summary Prospectus – April 26, 2021

JNL/American Funds Washington Mutual Investors Fund

(formerly, JNL/American Funds Blue Chip Income and Growth Fund)

Class A

Class I

Investment Objective.

The Fund (“Feeder Fund”) seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the shares of the American Funds Insurance Series® - Washington Mutual Investors Fund SM (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.96%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.14%
Total Annual Fund Operating Expenses[3]	1.40%
Less Waiver/Reimbursement[4]	0.46%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.94%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.96%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.14%
Total Annual Fund Operating Expenses[3]	1.10%
Less Waiver/Reimbursement[4]	0.46%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.64%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2)

58

redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds® Washington Mutual Investors Fund Class A
1 year	3 years	5 years	10 years
$96	$398	$722	$1,640

JNL/American Funds® Washington Mutual Investors Fund Class I
1 year	3 years	5 years	10 years
$65	$304	$562	$1,299

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	40%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

Normally, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

The Master Fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The Master Fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential income as well as the potential for long-term capital appreciation are considered. The Master Fund seeks to provide an above-average yield in its quarterly income distribution in relation to the S&P 500 Index (a broad, unmanaged index). The Master Fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The Master Fund has an “Eligible List” - based on the Investment Standards - of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The Master Fund’s investment adviser generates and maintains the Eligible List in compliance with the Master Fund’s Investment Standards and selects the Master Fund’s investments exclusively from the issuers on the Eligible List.

The Feeder Fund relies on the professional judgment of its Master Fund to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The Master Fund believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers, and competitors. Securities may be sold when the Master Fund believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

59

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund’s Adviser’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

60

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 19.54%; Worst Quarter (ended 3/31/2020): -23.49%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 19.67%; Worst Quarter (ended 3/31/2020): -23.46%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds® Washington Mutual Investors Fund (Class A)	8.42%	10.49%	10.51%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds® Washington Mutual Investors Fund (Class I)	8.72%	10.80%	10.77%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

61

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Alan N. Berro	April 2021	Partner, Capital World Investors, CRMC
Mark L. Casey	April 2021	Partner, Capital International Investors, CRMC
Brady L. Enright	April 2021	Partner, Capital World Investors, CRMC
Irfan M. Furniturewala	April 2021	Partner, Capital International Investors, CRMC
Jeffrey T. Lager	April 2021	Partner, Capital International Investors, CRMC
Jin Lee	April 2021	Partner, Capital World Investors, CRMC
Eric H. Stern	April 2021	Partner, Capital International Investors, CRMC
Diana Wagner	April 2021	Partner, Capital World Investors, CRMC
Alan J. Wilson	April 2021	Partner, Capital World Investors, CRMC

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

62

Summary Prospectus – April 26, 2021

JNL Multi-Manager Alternative Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long term growth of capital.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	1.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2,3]	0.65%
Acquired Fund Fees and Expenses[4]	0.03%
Total Annual Fund Operating Expenses[5]	2.16%

[1]	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes the costs associated with the Fund’s short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.19%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.21%. The Fund’s actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[5]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	1.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2,3]	0.60%
Acquired Fund Fees and Expenses[4]	0.03%
Total Annual Fund Operating Expenses[5]	1.81%

63

[1]	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]

“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes the costs associated with the Fund’s short sales on equity securities.

When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  In addition, the Fund incurs borrowing fees related to short sale transactions.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.18%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

[3]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.20%. The Fund’s actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[5]	Expense information has been restated to reflect current fees.

JNAM will voluntarily waive 0.10% of management fees on the Fund’s assets between $850 million and $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager Alternative Fund Class A
1 year	3 years	5 years	10 years
$219	$676	$1,159	$2,493

JNL Multi-Manager Alternative Fund Class I
1 year	3 years	5 years	10 years
$184	$569	$980	$2,127

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	157%

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by allocating among a variety of alternative strategies managed by unaffiliated investment managers (“Sub-Advisers”) sometimes referred to as “sleeves.” Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. The Adviser is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. The Adviser provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. The Adviser is also responsible for selecting the Fund’s alternative investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on the Adviser’s ongoing evaluation of the Sub-Advisers, it may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

Equity Long/Short Strategies

First Pacific Advisors, LP (“FPA”) pursues a contrarian value strategy that seeks to identify absolute value opportunities across the capital structure, and in a variety of market capitalizations, geographies and sectors with the long-term objective of achieving equity-like rates of return with less risk than the market. Being contrarian in nature means the management team focuses on out-of-favor companies, does not pay close attention to benchmark weightings and is willing to hold meaningful amounts of cash for prolonged periods if opportunities for investment do not present themselves. FPA seeks “value” in companies whose securities are trading at a substantial discount to FPA’s estimate of their intrinsic value. Investments typically include common and preferred stock, convertible securities, corporate and high yield bonds (commonly referred to as “junk bonds”), as well as government debt. In addition, FPA may sell securities short.

64

Boston Partners Global Investors, Inc. (“Boston Partners”) pursues a multi-faceted strategy that invests in a long-short portfolio of equity securities and financial investments with equity-like characteristics designed to provide exposure to emerging markets.

Generally, the Boston Partners sleeve invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, “Instruments”). The Fund will also seek to gain exposure to commodity related instruments primarily by investing in JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. (“Subsidiary”), which invests primarily in those futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities. The Fund may also invest in fixed-income securities, money market instruments, and cash. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Currently, only the sleeve of the Fund managed by Boston Partners is used for investments in the Subsidiary. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Boston Partners expects to invest the Fund’s assets in the Subsidiary in order to gain exposure to futures contracts traded on the Indian stock exchange. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies (“RICs”).

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) invests in equity securities of companies of any market capitalization. While the majority of investments will be long, there may be opportunities where the strategy holds short investments. Under normal market conditions, the strategy will maintain long and short investments in equity securities. As a substitute for short investments, the strategy may utilize market hedging strategies consisting of short exposures to indices, sectors or other securities or assets.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) invests in equity securities and equity-related instruments, in long and short positions of primarily U.S.-listed equity securities of any capitalization. The long investment strategy aims to purchase the stock of issuers deemed by KAR as high-quality companies at attractive valuations. KAR defines “high-quality” companies to include a durable competitive advantage, strong management team, and reasonable capital structure. The short investment strategy aims to sell short the stock of low-quality companies whose share price KAR expects to drop because it does not accurately reflect the poor fundamentals of the business. KAR defines “low-quality” companies to include an erratic or mediocre financial performance, poor history of capital allocation, a flawed business model and/or an aggressive capital structure.

Event Driven and Merger Arbitrage Strategy

Westchester Capital Management, LLC (“Westchester”) employs a merger arbitrage strategy (“Merger Arbitrage Strategy”) that invests in the common stock, preferred stock, corporate debt, derivatives, total return swaps and/or contracts for difference and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund may also invest in special purpose acquisition companies, a form of investment vehicle typically formed for the purpose of acquiring an operating business.  Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.

Relative Value Strategies

DoubleLine Capital LP (“DoubleLine”) employs an opportunistic income strategy by allocating investments to fixed-income instruments and other investments with no limit on the duration of the strategy. DoubleLine may invest in, without limitation, asset-backed securities; domestic and foreign corporate bonds, including high-yield bonds; municipal bonds; bonds or other obligations issued by domestic or foreign governments, including emerging markets countries; real estate investment trust (“REIT”) debt securities; and mortgage-related securities. When investing in mortgage-related securities, DoubleLine may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government; collateralized mortgage obligations (“CMOs”) issued by domestic or foreign private issuers that represent an interest in or are collateralized by mortgage related securities issued by agencies or instrumentalities of the U.S. Government; commercial mortgage backed securities (“CMBS”); obligations issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage related securities without a government guarantee but typically with some form of private credit enhancement; “interest only” and “principal only” stripped mortgage securities; inverse floating rate securities; and debt or equity tranches of collateralized debt obligations collateralized by mortgage related securities.

65

Lazard Asset Management LLC (“Lazard”) invests in convertible securities, preferred securities, equity, and debt, with the objective of current income, long-term capital appreciation and principal protection. Lazard’s Portfolio Management Team constructs a diversified portfolio of convertible securities, preferred stocks, equity, and debt that have been evaluated on relative valuation and risk attributes. Lazard may use over-the-counter total return swaps as part of its investment strategy.

Global Macro Strategy

Western Asset Management Company, LLC (“Western Asset”) focuses under normal circumstances seeking to achieve its investment objective by implementing an opportunistic investing strategy. Western Asset attempts to identify and capitalize on attractive relative-value opportunities principally in fixed-income markets around the globe by investing in a variety of securities and other instruments. The strategy invests in fixed-income securities, up to 50% below investment-grade and up to 50% in un-hedged non-U.S. investments, and may also invest up to 50% emerging markets.

The Fund may invest in securities and other financial instruments of companies of any market capitalization. The Fund may invest in securities and other financial instruments available in and which have exposure to both U.S. and non-U.S. markets, including emerging markets, which can be U.S. dollar-denominated or non-U.S. dollar-denominated and may be currency hedged or un-hedged. The Fund may invest in corporate loans.

An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund (all sleeves collectively) may invest up to 15% of its net assets in illiquid investments that are assets. The Fund considers investments in private equity securities and hedge funds as illiquid investments.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. (In the descriptions of risks related to investments in commodities - except those describing U.S. federal income tax risks - references to the “Fund” include the Subsidiary as well.) As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

66

•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

67

•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
•	Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by its parent Fund without regard to certain U.S. federal income tax rules and are generally subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory risk,” and “Commodity risk”). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Fund’s SAI and could affect the Fund.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

68

•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Special purpose acquisition companies risk – The Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund was combined with JNL Institutional Alt 100 Fund, a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Effective April 26, 2021, the Fund was combined with JNL/Boston Partners Global Long Short Equity Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

69

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 7.68%; Worst Quarter (ended 3/31/2020): -8.61%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 7.73%; Worst Quarter (ended 3/31/2020): -8.56%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (April 27, 2015)
JNL Multi-Manager Alternative Fund (Class A)	7.58%	4.06%	2.76%
Wilshire Liquid Alternative Index (reflects no deduction for fees, expenses, or taxes)	3.19%	2.52%	1.31%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL Multi-Manager Alternative Fund (Class I)	7.91%	4.42%
Wilshire Liquid Alternative Index (reflects no deduction for fees, expenses, or taxes)	3.19%	2.10%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Boston Partners Global Investors, Inc. (“Boston Partners”)
DoubleLine Capital LP (“DoubleLine”)
First Pacific Advisors, LP (“FPA”)

70

Kayne Anderson Rudnick Investment Management, LLC (“KAR”)
Lazard Asset Management LLC (“Lazard”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Westchester Capital Management, LLC (“Westchester”)*
Western Asset Management Company, LLC (“Western Asset”)

* On February 1, 2021, Westchester and Virtus Investment Partners, Inc. (“Virtus”) announced that they had entered into an agreement under which Virtus would acquire Westchester. The transaction is expected to close in the second quarter of 2021 and is subject to customary closing conditions. Upon completion of the transaction, Westchester would become a wholly owned subsidiary of Virtus.

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Joseph F. Feeney, Jr.	April 2017	Chief Executive Officer and Chief Investment Officer, Boston Partners
Paul Korngiebel, CFA	April 2017	Portfolio Manager, Boston Partners
Jeffrey E. Gundlach	August 2018	Chief Executive Officer and Chief Investment Officer, DoubleLine
Jeffrey J. Sherman	August 2018	Deputy Chief Investment Officer, DoubleLine
Mark Landecker, CFA	April 2015	Partner and Portfolio Manager, FPA
Steven Romick, CFA	April 2015	Managing Partner and Portfolio Manager, FPA
Brian A. Selmo, CFA	April 2015	Partner and Portfolio Manager, FPA
Chris Wright	April 2021	Portfolio Manager and Senior Research Analyst, KAR
Sean H. Reynolds	April 2015	Managing Director, Portfolio Manager/Analyst, Lazard
Frank Bianco, CFA	April 2015	Director, Portfolio Manager/Analyst, Lazard
Aziz V. Hamzaogullari, CFA	April 2018	Portfolio Manager, Loomis Sayles
Roy D. Behren	March 2016	Portfolio Manager, Westchester
Michael T. Shannon	March 2016	Portfolio Manager, Westchester
S. Kenneth Leech	April 2015	Chief Investment Officer, Western Asset
Prashant Chandran	April 2015	Portfolio Manager, Western Asset

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

71

Summary Prospectus – April 26, 2021

JNL Multi-Manager Emerging Markets Equity Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	1.24%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.94%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager Emerging Markets Equity Fund Class A
1 year	3 years	5 years	10 years
$126	$393	$681	$1,500

JNL Multi-Manager Emerging Markets Equity Fund Class I
1 year	3 years	5 years	10 years
$96	$300	$520	$1,155

72

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	103%

Portfolio turnover for the period of January 1, 2020 to April 26, 2020 is from the prior sub-adviser, Lazard Asset Management LLC.

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

T. Rowe Price Emerging Markets Discovery Stock Strategy

T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited (collectively, “T. Rowe Price”) constructs the Emerging Markets Discovery Stock Strategy by investing in stocks issued by companies in emerging markets. T. Rowe Price may invest in companies of any size but generally seeks stocks of mid or larger companies that T. Rowe Price believes are forgotten. T. Rowe Price considers frontier markets to be a subset of emerging markets. T. Rowe Price expects to make most of its investments in stocks of companies located in, or that have economic ties to, the emerging market countries (which include frontier markets) in Asia, Latin America, Europe, Africa, and the Middle East.

WCM Focused Emerging Markets Strategy

WCM Investment Management, LLC (“WCM”) constructs the Focused Emerging Markets Strategy by investing in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies located in developed countries and in emerging and frontier market countries. WCM’s investments in equity securities may include common stocks and depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Wellington Emerging Markets Research Equity Core Strategy

Wellington Management Company LLP (“Wellington Management”) constructs the Emerging Markets Research Equity Core Strategy by investing in equity and equity-related securities issued by companies located in emerging market countries. Wellington Management may invest in equity securities of issuers that, while not domiciled in emerging market countries, have or will have substantial assets in emerging market countries or derive or expect to derive a substantial portion of their total revenues from either goods or services produced in, or sales made in, emerging market countries, including frontier markets. Wellington Management may invest in locally listed common stocks and securities traded in over-the-counter markets, depositary receipts (such as ADRs, EDRs, GDRs, and American Depositary Shares (“ADSs”)). Wellington Management will generally invest in mid- and large-capitalization companies. Wellington Management will generally invest in companies above $2 billion in market capitalization.

Kayne Anderson Rudnick Emerging Markets Small Cap Strategy

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the Emerging Markets Small Cap Strategy by investing in equity or equity-linked securities of small capitalization companies located in emerging markets countries. KAR will invest in a select group of small-cap companies believed by KAR to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that KAR believes to have a sustainable competitive advantage, strong management, and low financial risk and to be able to grow over market cycles.

KAR considers small-capitalization companies to be those companies that, at the time of initial purchase for the investment strategy, have market capitalizations of less than $8 billion. KAR intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. Equity securities in which KAR invests include common stocks, preferred stocks and ADRs/GDRs. KAR does not use allocation models to restrict investments to certain regions, countries, or industries.

73

The Fund considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund may concentrate, or invest a significant portion of its assets, in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time and intends to concentrate its investments in the banking industry.

The Fund may invest in participatory notes.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

74

•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Banking industry investment risk – Investment in securities issued by banks may be affected by factors influencing the health and performance of the banking industry. These factors may include, among others, economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. Bank securities typically are not insured by the U.S. government, foreign governments, or their agencies. Bank securities that do not represent deposits have lower priority in the bank’s capital structure than those securities comprised of deposits. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note’s performance may differ from the underlying security’s performance. Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.

75

•	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
•	Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks is the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Performance prior to April 27, 2020 reflects the Fund’s results when managed by the former sub-adviser, Lazard Asset Management LLC, utilizing a different investment strategy. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund was combined with JNL/Invesco China-India Fund and JNL/Oppenheimer Emerging Markets Innovator Fund (together, the “Acquired Funds”), each a series of JNL Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Funds.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2020): 21.37%; Worst Quarter (ended 3/31/2020): -30.35%

76

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2020): 21.44%; Worst Quarter (ended 3/31/2020): -30.29%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL Multi-Manager Emerging Markets Equity Fund (Class A)	8.90%	9.96%	2.10%
MSCI Emerging Markets IMI Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.39%	12.22%	3.47%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL Multi-Manager Emerging Markets Equity Fund (Class I)	9.21%	10.24%	2.33%
MSCI Emerging Markets IMI Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.39%	12.22%	3.47%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Kayne Anderson Rudnick Investment Management, LLC (“KAR”)
T. Rowe Price Associates, Inc. (“T. Rowe Price”)
WCM Investment Management, LLC (“WCM”)
Wellington Management Company LLP (“Wellington Management”)

Sub-Sub-Adviser:
T. Rowe Price Hong Kong Limited

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2020	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2020	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2020	Portfolio Manager, JNAM
Hyung Kim	April 2020	Portfolio Manager and Senior Research Analyst, KAR
Craig Thrasher, CFA	April 2020	Portfolio Manager and Senior Research Analyst, KAR
Ernest Yeung, CFA, IMC	April 2020	Portfolio Manager and Vice President, T. Rowe Price
Sanjay Ayer, CFA	April 2020	Portfolio Manager and Business Analyst, WCM
Peter Hunkel	April 2020	Portfolio Manager and Business Analyst, WCM
Gregory S. Ise, CFA	April 2020	Portfolio Manager and Business Analyst, WCM
Mike Tian, CFA	April 2020	Portfolio Manager and Business Analyst, WCM
Michael B. Trigg	April 2020	Portfolio Manager and Business Analyst, WCM
Mary L. Pryshlak, CFA	April 2020	Senior Managing Director and Director of Global Industry Research, Wellington Management
Jonathan G. White, CFA	April 2020	Managing Director and Director, Research Portfolios, Wellington Management

77

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

78

Summary Prospectus – April 26, 2021

JNL Multi-Manager International Small Cap Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	1.21%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.91%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager International Small Cap Fund Class A
1 year	3 years	5 years	10 years
$123	$384	$665	$1,466

JNL Multi-Manager International Small Cap Fund Class I
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	87%

79

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in international small cap strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each Sub-Adviser generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

WCM International Small Cap Growth Strategy

•	WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morgan Stanley Capital Index (“MSCI”) ACWI ex U.S. Small Cap Index (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the WCM International Small Cap Growth Strategy invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

Causeway International Small Cap Strategy

•	Causeway Capital Management LLC (“Causeway”) constructs the strategy by investing primarily in common stocks of companies with smaller market capitalizations located in developed and emerging markets outside the U.S. Smaller market capitalization companies have market capitalizations that do not exceed the highest market capitalization of a company within the Index at the time of purchase. As of December 31, 2020, the Index included companies with market capitalizations of up to $11 billion and included companies in both developed and emerging markets outside the U.S. Investments in companies include both developed and emerging markets outside the U.S. Some of these companies, although small compared with larger U.S. companies, might be large companies in their local markets. The Causeway International Small Cap Strategy may invest in a wide range of industries. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the Causeway International Small Cap Strategy at the Sub-Adviser’s discretion.

Baillie Gifford International Smaller Companies Strategy

•	Baillie Gifford Overseas Limited (“Baillie Gifford”) constructs the strategy by investing in an international portfolio of common stocks of smaller companies located in countries of developed and emerging markets. When selecting companies for initial inclusion in the Baillie Gifford International Smaller Companies Strategy, Baillie Gifford seeks to invest in companies with a market capitalization in the region of $2 billion or lower. The Baillie Gifford International Smaller Companies Strategy may continue to hold, and may increase its investment in, portfolio companies whose market capitalization subsequently increases. The Baillie Gifford International Smaller Companies Strategy expects over time to have a substantial portion of its portfolio invested in companies with a market capitalization in excess of $2 billion. The Baillie Gifford International Smaller Companies Strategy currently defines a “smaller company” as a company with a market capitalization that does not exceed $10 billion.

Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the MSCI emerging markets or frontier markets indices. The Sub-Advisers consider a company to be in an emerging or frontier country or market if the company has been registered, incorporated, or organized under the laws of, has headquarters or its principal offices in, or has its stock exchange listing or its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market. The Sub-Advisers consider a company to be domiciled in a country if the company is registered, incorporated or organized under the laws of that country, has headquarters or its principal place of business in that country, or has its stock exchange listing or its securities principally traded in that country.

80

The Fund generally will invest in the securities of companies domiciled in at least three different countries. However, from time to time, the Fund may invest a significant portion of its assets in the securities of companies domiciled in one or a few countries. The Fund may make significant investments in certain sectors or group of sectors from time to time.

The Fund’s equity investments include common stock and depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs,” “EDRs,” “CDRs”, and “GDRs,” respectively), and other similar securities. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

The Fund may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the U.S. In some emerging markets, the Fund may invest in companies that qualify as smaller companies but still are among the largest in that market.

The Fund may invest in Rule 144A and Regulation S securities. Rule 144A securities are securities offered as exempt from registration with the Securities and Exchange Commission (“SEC”) but are typically treated as liquid securities because there is a market for such securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

81

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks is the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.
•	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
•	Regulation S securities risk – Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

82

Effective April 26, 2021, the Fund was combined with JNL/Franklin Templeton International Small Cap Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 33.42%; Worst Quarter (ended 3/31/2020): -25.68%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 33.50%; Worst Quarter (ended 3/31/2020): -25.59%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (August 13, 2018)
JNL Multi-Manager International Small Cap Fund (Class A)	32.18%	15.38%
MSCI All Country World Index ex USA Small Cap NR USD Index (reflects no deduction for fees, expenses, or taxes)	14.24%	7.69%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (August 13, 2018)
JNL Multi-Manager International Small Cap Fund (Class I)	32.68%	15.74%
MSCI All Country World Index ex USA Small Cap NR USD Index (reflects no deduction for fees, expenses, or taxes)	14.24%	7.69%

83

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Baillie Gifford Overseas Limited (“Baillie Gifford”)
Causeway Capital Management LLC (“Causeway”)
WCM Investment Management, LLC (“WCM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	August 2018	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	August 2018	Portfolio Manager, JNAM
Praveen Kumar	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Brian Lum, CFA	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Milena Mileva	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Steve Vaughan, CFA	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Arjun Jayaraman, Ph.D., CFA	August 2018	Head of Quantitative Research and Portfolio Manager, Causeway
MacDuff Kuhnert	August 2018	Director and Portfolio Manager, Causeway
Joe Gubler, CFA	August 2018	Director and Portfolio Manager, Causeway
Ryan Myers	January 2021	Director and Portfolio Manager, Causeway
Gregory S. Ise, CFA	August 2018	Portfolio Manager and Business Analyst, WCM
Sanjay Ayer, CFA	August 2018	Portfolio Manager and Business Analyst, WCM

* Baillie Gifford & Co. is the 100% owner of Baillie Gifford.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

84

Summary Prospectus – April 26, 2021

JNL Multi-Manager Mid Cap Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term total return.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.63%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.09%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.63%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.79%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager Mid Cap Fund Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

JNL Multi-Manager Mid Cap Fund Class I
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

85

Period
1/1/2020 - 12/31/2020	62%

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by the Fund investing, under normal circumstances, at least 80% of its total assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid-capitalization growth and value strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

Champlain Mid Cap Strategy

Champlain Investment Partners, LLC (“Champlain”) invests mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain defines a medium-sized company as having a market capitalization of less than $15 billion or is a constituent of the Russell Mid Cap or S&P 400 Indices at the time of initial purchase.

ClearBridge Mid Cap Strategy

ClearBridge Investments, LLC (“ClearBridge”) invests in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The ClearBridge Mid Cap Strategy may invest up to 20% of its assets in equity securities of companies other than medium capitalization companies. The ClearBridge Mid Cap Strategy may also invest up to 25% of its net assets in securities of foreign issuers.

Nuance Mid Cap Value Strategy

Nuance Investments, LLC (“Nuance”) invests in securities of medium-capitalization companies. Nuance defines mid-capitalization companies as companies within the range of the smallest and largest members of the Russell Midcap® Index over the last 12 months. The Nuance Mid Cap Value Strategy primarily invests in equities, including depository receipts, of companies organized or traded in the United States that Nuance believes are high quality, though temporarily out of favor. The Nuance Mid Cap Value Strategy’s investments may also include preferred or convertible preferred stocks. Although the Nuance Mid Cap Value Strategy will invest primarily in U.S. companies, the Nuance Mid Cap Value Strategy may invest up to 15% of its assets in non-U.S. companies that are classified as “developed” by MSCI, Inc. (“MSCI”).

Victory Sycamore Mid Cap Strategy

Victory Capital Management Inc., through its investment franchise, Sycamore Capital, (“Victory Capital”) invests in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Value Index. The Victory Sycamore Mid Cap Strategy may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary Receipts (ADRs and GDRs).

Victory Capital invests in companies that it believes to be high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below Victory Capital’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. Victory Capital may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.

As of December 31, 2020, the Russell MidCap® Value Index included companies with approximate market capitalizations between $831.2 million and $51.3 billion. The size of companies in the index changes with market conditions and the composition of the index.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

86

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments,

87

such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 21.99%; Worst Quarter (ended 3/31/2020): -25.02%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 22.08%; Worst Quarter (ended 3/31/2020): -24.93%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 19, 2016)
JNL Multi-Manager Mid Cap Fund (Class A)	14.52%	13.53%
MSCI USA Mid Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	20.95%	14.74%

88

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL Multi-Manager Mid Cap Fund (Class I)	14.96%	13.04%
MSCI USA Mid Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	20.95%	14.17%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Champlain Investment Partners, LLC (“Champlain”)
ClearBridge Investments, LLC (“ClearBridge”)
Nuance Investments, LLC (“Nuance”)
Victory Capital Management Inc. (“Victory Capital”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2016	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2016	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2016	Portfolio Manager, JNAM
Scott Brayman, CFA	September 2016	Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner, Champlain
Corey Bronner, CFA	April 2018	Senior Member of the Investment Team and Partner, Champlain
Joseph Caligiuri, CFA	April 2018	Senior Member of the Investment Team and Partner, Champlain
Joseph Farley	April 2018	Senior Member of the Investment Team and Partner, Champlain
Robert D. Hallisey	April 2020	Senior Member of the Investment Team and Partner, Champlain
Brian Angerame	September 2016	Portfolio Manager, ClearBridge
Matthew Lilling, CFA	June 2020	Portfolio Manager, ClearBridge
Scott A. Moore, CFA	April 2020	President and Co-Chief Investment Officer, Nuance
Chad Baumler, CFA	April 2020	Vice President and Co-Chief Investment Officer, Nuance
Darren Schryer, CFA, CPA	April 2020	Associate Portfolio Manager, Nuance
Gary H. Miller	September 2016	Chief Investment Officer and Lead Manager, Victory Capital/Sycamore Capital
Jeffrey M. Graff, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Gregory M. Conners	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
James M. Albers, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Michael F. Rodarte, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

89

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

90

Summary Prospectus – April 26, 2021

JNL Multi-Manager Small Cap Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.98%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.68%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager Small Cap Growth Fund Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

JNL Multi-Manager Small Cap Growth Fund Class I
1 year	3 years	5 years	10 years
$69	$218	$379	$847

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

91

Period
1/1/2020 - 12/31/2020	68%

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Companies with similar characteristics may be grouped together in broad categories called sectors. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

GIM Small Cap Advantage and Small Cap Select Strategies

Granahan Investment Management, Inc. (“GIM”) constructs the Small Cap Advantage strategy by blending two of their unique strategies, Small Cap Focused Growth strategy and Small Cap Discoveries strategy.

Within Small Cap Advantage strategy, the blended strategies utilize rigorous bottom-up fundamental research. GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved by focusing on smaller companies that are poised to grow at 15% or more, and using a strict methodology to own the stocks of these sustainable growth companies when risk/reward is attractive.

Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies with large open-ended opportunities, a favorable competitive landscape and products or services providing a significant value proposition to the customer.

The Small Cap Discoveries strategy believes that the small/micro-capitalization market has a skewed distribution of returns where a small but meaningful number of high-performing stocks drive the return of the benchmark. In-depth company research combined with tools to gauge market sentiment results in a portfolio of stocks representing innovative emerging growth companies coupled with stocks of companies with unrecognized growth.

The Small Cap Select strategy takes a diversified approach to growth by seeking companies that can either sustain growth for an extended time, or materially accelerate their growth rate over the near to medium term. The strategy believes that this approach expands the investment opportunity set, diversifies the sources of alpha, and mitigates risk.

Victory RS Investments Custom Growth Strategy

Victory Capital Management Inc., through its investment franchise, RS Investments, (“Victory Capital”), sub-advises a portion of the Fund. Victory Capital constructs the Victory RS Investments Custom Growth Strategy by investing principally in small- and mid-capitalization companies. The Victory RS Investments Custom Growth Strategy typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).

Victory Capital considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $15.5 billion, based on the size of the largest company in the Index on December 31, 2020), whichever is greater. The size of the companies in an index changes with market conditions and the composition of the index.

Victory Capital considers a company to be a mid-capitalization company if its market capitalization (at the time of purchase) is at least that of a small-capitalization company (as defined above) and less than $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $30.6 billion, based on the size of the largest company in the Index on December 31, 2020), whichever is greater. The size of the companies in an index changes with market conditions and the composition of the index. The Victory RS Investments Custom Growth Strategy may hold investments in companies whose market capitalizations fall outside of the preceding parameters due to changes in values of those companies after the purchase.

92

Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Victory Capital’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

Victory Capital regularly reviews its investments and will sell securities when it believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with Victory Capital’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

As a result of Victory Capital’s investment process, its investments may be focused in one or more economic sectors from time to time, including the information technology sector.

Kayne Anderson Rudnick Small Cap Growth and Small-Mid Cap Growth Strategies

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the Small Cap Growth strategy by investing in common stocks of small market capitalization companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies determined by KAR to have a sustainable competitive advantage and the ability to grow over an extended period of time. Although the strategy invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.

KAR considers small market capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000 Growth Index on a rolling three-year basis.

The Small-Mid Cap Growth strategy invests in common stocks of small and mid-market capitalization companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies determined by KAR to have a sustainable competitive advantage and the ability to grow over an extended period of time. Although the strategy invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.

KAR considers small and mid-market capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2500 Growth Index on a rolling three-year basis.

WCM Small Cap Growth Strategy

WCM Investment Management, LLC (“WCM”) sub-advises a portion of the Fund. WCM constructs the WCM Small Cap Growth Strategy by investing principally in small-capitalization companies.

WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Russell 2000 Growth Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies which the Fund invests may vary with market conditions.   As of December 31, 2020, the Russell 2000 Growth Index included companies with approximate market capitalizations between $43 million and $15.47 billion. The size of companies in the index changes with market conditions and the composition of the index.

The WCM Small Cap Growth Strategy primarily invests in equity securities of U.S. companies but may also invest any portion of its assets in REITs, foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).

WCM employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce significant, long-term excess return.

WCM’s investment process examines four key governing components:

•	Corporate Performance – reviewing operating history of the company, understanding of management’s skill set, the company’s core competency, the culture and their ability to evolve.
•	Systematic Effects – evaluating the macro factors affecting the business, their position in the market and looking to gain an understanding of the key drivers of the business.
•	Sustainability – measuring how the company can protect its margins and continue to reinvest cash flows.
•	Intrinsic Value – determining the value of the company versus how the market values the company.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

93

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
•	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.

94

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to September 28, 2015, reflects the Fund’s results when managed by the former sub-adviser, Eagle Asset Management, Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, the Fund was combined with JNL/Vanguard Small Company Growth Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 36.71%; Worst Quarter (ended 9/30/2011): -21.98%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 36.86%; Worst Quarter (ended 9/30/2011): -21.94%

95

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Growth Fund (Class A)	46.43%	21.27%	14.06%
MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	33.90%	18.32%	14.49%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Growth Fund (Class I)	46.87%	21.58%	14.33%
MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	33.90%	18.32%	14.49%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Granahan Investment Management, Inc. (“GIM”)
Kayne Anderson Rudnick Investment Management, LLC (“KAR”)
Victory Capital Management Inc. (“Victory Capital/RS Investments”)
WCM Investment Management, LLC (“WCM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Gary Hatton, CFA	September 2015	Senior Managing Director, Portfolio Manager, GIM
Andrew Beja, CFA	September 2015	Senior Vice President, Managing Director, Portfolio Manager, GIM
David Rose, CFA	October 2020	Managing Director, Chief Investment Officer, Portfolio Manager, GIM
Jeffrey A. Harrison, CFA	October 2020	Managing Director, Portfolio Manager, GIM
Todd Beiley, CFA	April 2018	Portfolio Manager, KAR
Jon Christensen, CFA	April 2018	Portfolio Manager, KAR
Julie Biel, CFA	April 2021	Portfolio Manager, KAR

D. Scott Tracy, CFA	September 2015	Chief Investment Officer and Co-Portfolio Manager, Victory Capital/RS Investments
Stephen J. Bishop	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Paul Leung, CFA	May 2018	Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager and Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager and Business Analyst, WCM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

96

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

97

Summary Prospectus – April 26, 2021

JNL Multi-Manager Small Cap Value Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term total return.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.09%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.79%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager Small Cap Value Fund Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

JNL Multi-Manager Small Cap Value Fund Class I
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

98

Period
1/1/2020 - 12/31/2020	48%

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by the Fund investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies, sometimes referred to as “sleeves,” managed by five unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

Congress Small Cap Value Strategy

Congress Asset Management Company, LLP (“Congress”) constructs the Small Cap Value Strategy by investing in the common stocks of small capitalization (“small-cap”) companies.

The Small Cap Value Strategy market capitalization range is generally within the range of the Russell 2000 Value Index (between approximately $50 million and $15 billion as of December 31, 2020) at the time of purchase. The market capitalization range is expected to change over time.

Congress generally constructs the strategy to consist of 70-110 companies. The Small Cap Value Strategy is predominantly focused on investing in companies domiciled within the United States. The strategy can invest in foreign securities, primarily through American Depositary Receipts (“ADRs”) and the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges. Investments in ADRs are generally less than 10%.

The strategy focuses on opportunities that Congress believes have significant upside potential, emphasizing a combination of both valuation and earnings power. Congress employs a fundamental, bottom-up investment approach that includes both financial modeling and qualitative analysis. A stock may be sold, among other reasons, if Congress believes that the company’s cumulative valuation and earnings upside potential approaches fair value, better opportunities exist, the company experiences fundamental deterioration, or the market capitalization rises above a targeted range.

Cooke & Bieler Small Cap Value Equity Strategy

Cooke & Bieler, L.P. (“C&B”) constructs the Small Cap Value Equity Strategy by investing in the common stocks of small capitalization (“small-cap”) companies.

C&B invests principally in small-capitalization companies, which are defined as having market capitalizations within the market capitalization range of the constituents of Russell 2000® Index at the time of purchase. As of December 31, 2020, the Index had a market capitalization range of $43 million to $15.47 billion.

C&B manages a relatively focused portfolio of typically 40 to 60 companies that enables C&B to provide adequate diversification while allowing the portfolio to behave differently than the market.

C&B selects securities for the strategy based on an analysis of a company’s financial characteristics and an assessment of the quality of a company’s management.

WCM Small Cap Value Strategy

WCM Investment Management, LLC (“WCM”) constructs the Small Cap Value Strategy by investing in the common stocks of small capitalization (“small-cap”) companies that WCM believes are undervalued. WCM considers small capitalization companies to be companies within the market capitalization range of the constituents of the Russell 2000 Index (between approximately $43 million and $15.47 billion as of December 31, 2020). Investments in companies that move outside the capitalization range may continue to be held by the Small Cap Value Strategy at WCM’s discretion.

WCM generally constructs the strategy to consist of 25-40 companies. WCM typically selects shareholder-friendly companies with a durable competitive advantage that are trading at a discount to intrinsic value. Characteristics of these companies include sustained, high returns on invested capital, consistent free cash flow generation, and impressive compounding of net book value over time.

99

Reinhart Genesis PMV Strategy

Reinhart Partners, Inc. (“Reinhart”) constructs the Reinhart Genesis PMV Strategy by investing equity securities issued by small-capitalization (“small-cap”) companies. Reinhart considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500TM Index as of the date it was last reconstituted. The market capitalizations within the Index vary, but as of December 31, 2020, they ranged from approximately $94.8 million to $11.5 billion.

Reinhart’s investment strategy utilizes Reinhart’s proprietary Private Market Value (“PMV”) methodology to determine a company’s true intrinsic value, which is the amount an acquirer would be willing to pay for the entire company. This PMV becomes the “anchor” by which all decisions by Reinhart are framed within an emotional market. PMV is calculated by observing actual takeover valuations and applying the corresponding, appropriate valuation multiples to each security analyzed. Reinhart selects investments for the strategy’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. Reinhart typically sells investments when they reach or are close to reaching the PMV, or due to a change in the fundamentals of the security. In addition, Reinhart emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.

Reinhart may invest up to 20% of its net assets in securities of foreign issuers, real estate investment trusts (“REITs”) and securities of other investment companies, including exchange-traded funds (“ETFs”). Reinhart’s investment in other investment companies and ETFs will be within the limits of the Investment Company Act of 1940, as amended. Reinhart’s investments in foreign securities may include American depositary receipts (“ADRs”).

River Road Small-Mid Cap Value II (SMID II) Strategy

River Road Asset Management, LLC (“River Road”) constructs the Small-Mid Cap Value II (SMID II) Strategy by investing primarily in equity securities of small- and mid-capitalization companies that River Road believes are undervalued. The market capitalizations within the SMID II Strategy may vary but they generally range from approximately $500 million to $10 billion at the time of initial purchase. This capitalization range will change over time. The SMID II Strategy may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. The SMID II Strategy may also invest in companies of other market capitalizations, real estate investment trusts (REITs), BDC-RICs, convertible securities, and foreign stocks.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

100

•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

101

•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to September 28, 2015, reflects the Fund’s results when managed by the former sub-adviser, Franklin Advisory Services, LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, the Fund was combined with JNL/PPM America Small Cap Value Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 28.30%; Worst Quarter (ended 3/31/2020): -34.79%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 28.37%; Worst Quarter (ended 3/31/2020): -34.71%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Value Fund (Class A)	5.76%	9.19%	8.03%
MSCI USA Small Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	3.85%	9.18%	9.60%

102

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Value Fund (Class I)	6.09%	9.47%	8.28%
MSCI USA Small Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	3.85%	9.18%	9.60%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Congress Asset Management Company, LLP (“Congress”)
Cooke & Bieler, L.P. (“C&B”)
Reinhart Partners, Inc. (“Reinhart”)
River Road Asset Management, LLC (“River Road”)
WCM Investment Management, LLC (“WCM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Portfolio Manager, JNAM
Jeff Kerrigan, CFA	September 2015	Portfolio Manager, Congress
Steve Lyons, CFA	September 2015	Partner, C&B
Michael Meyer, CFA	September 2015	Partner, C&B
Edward O’Connor, CFA	September 2015	Partner, C&B
R. James O’Neil, CFA	September 2015	Partner, C&B
Mehul Trivedi, CFA	September 2015	Partner, C&B
William Weber, CFA	September 2015	Partner, C&B
Andrew Armstrong, CFA	December 2015	Partner, C&B
Wesley Lim, CFA	December 2018	Principal, C&B
Matthew Martinek, CFA	October 2019	Principal and Lead Portfolio Manager, Reinhart
Brent Jesko	October 2019	Principal and Portfolio Manager, Reinhart
J. Justin Akin	April 2021	Vice President & Portfolio Manager, River Road
R. Andrew Beck	April 2021	Chief Executive Officer & Senior Portfolio Manager, River Road
James C. Shircliff, CFA	April 2021	Senior Portfolio Manager, River Road
Jon Detter	August 2018	Portfolio Manager and Business Analyst, WCM
Anthony Glickhouse	August 2018	Portfolio Manager and Business Analyst, WCM
Patrick F. McGee	August 2018	Portfolio Manager and Business Analyst, WCM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.

103

You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

104

Summary Prospectus – April 26, 2021

JNL iShares Tactical Moderate Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.15%
Total Annual Fund Operating Expenses	0.80%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.15%
Total Annual Fund Operating Expenses	0.50%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL iShares Tactical Moderate Fund Class A
1 year	3 years	5 years	10 years
$82	$255	$444	$990

JNL iShares Tactical Moderate Fund Class I
1 year	3 years	5 years	10 years
$51	$160	$280	$628

105

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	58%

Principal Investment Strategies.

Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds (“ETFs”). An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”). A list of such ETFs will be provided by the Adviser upon request.

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”) the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund’s tactical allocation ranges.

Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

106

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

107

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

108

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those ofbroad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL iShares Tactical Moderate Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Consistent with the Fund’s principal investment strategies, the Fund uses the 40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 9.47%; Worst Quarter (ended 3/31/2020): -10.25%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 9.60%; Worst Quarter (ended 3/31/2020): -10.21%

109

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Moderate Fund (Class A)	8.68%	6.72%	5.47%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.86%	8.17%	6.51%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	11.73%	7.80%	6.30%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	10.23%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.36%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL iShares Tactical Moderate Fund (Class I)	8.98%	6.54%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.86%	8.00%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	11.73%	7.80%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Thomas J. Durante, CFA	March 2012	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

110

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

111

Summary Prospectus – April 26, 2021

JNL iShares Tactical Moderate Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.18%
Total Annual Fund Operating Expenses	0.83%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.18%
Total Annual Fund Operating Expenses	0.53%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL iShares Tactical Moderate Growth Fund Class A
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

JNL iShares Tactical Moderate Growth Fund Class I
1 year	3 years	5 years	10 years
$54	$170	$296	$665

112

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	51%

Principal Investment Strategies.

Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds (“ETFs”). An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”). A list of such ETFs will be provided by the Adviser upon request.

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund’s tactical allocation ranges.

Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

113

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

114

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

115

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL iShares Tactical Moderate Growth Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Consistent with the Fund’s principal investment strategies, the Fund uses the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 12.75%; Worst Quarter (ended 3/31/2020): -14.31%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 12.79%; Worst Quarter (ended 3/31/2020): -14.27%

116

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Moderate Growth Fund (Class A)	11.15%	8.55%	7.41%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.75%	8.03%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.49%	9.37%	7.68%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	10.23%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.36%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL iShares Tactical Moderate Growth Fund (Class I)	11.42%	8.04%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.10%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.49%	9.03%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Thomas J. Durante, CFA	March 2012	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

117

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

118

Summary Prospectus – April 26, 2021

JNL iShares Tactical Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.22%
Total Annual Fund Operating Expenses	0.88%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.22%
Total Annual Fund Operating Expenses	0.58%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL iShares Tactical Growth Fund Class A
1 year	3 years	5 years	10 years
$90	$281	$488	$1,084

JNL iShares Tactical Growth Fund Class I
1 year	3 years	5 years	10 years
$59	$186	$324	$726

119

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	54%

Principal Investment Strategies.

Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds (“ETFs”). An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”). A list of such ETFs will be provided by the Adviser upon request.

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund’s tactical allocation ranges.

Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

120

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

121

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

122

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those ofbroad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL iShares Tactical Growth Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Consistent with the Fund’s principal investment strategies, the Fund uses the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 15.87%; Worst Quarter (ended 3/31/2020): -19.06%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 15.98%; Worst Quarter (ended 3/31/2020): -19.01%

123

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Growth Fund (Class A)	12.28%	9.95%	8.78%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	11.27%	9.47%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.01%	10.86%	8.99%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	10.23%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.36%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL iShares Tactical Growth Fund (Class I)	12.60%	9.09%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	10.10%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.01%	10.14%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Thomas J. Durante, CFA	March 2012	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

124

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

125

Summary Prospectus – April 26, 2021

JNL/American Funds Moderate Growth Allocation Fund

Class A

Class I

Investment Objectives.

The investment objective of the Fund is to seek a balance between current income and growth of capital.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.40%
Total Annual Fund Operating Expenses	1.04%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.40%
Total Annual Fund Operating Expenses	0.74%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds Moderate Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

JNL/American Funds Moderate Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$76	$237	$411	$918

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

126

Period
1/1/2020 - 12/31/2020	20%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily fixed-income securities. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. Fund investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Underlying Funds may invest in a variety of sectors and credit qualities, including government bonds, inflation-linked bonds, investment grade corporate bonds, high yield corporate bonds (commonly referred to as “junk bonds”), mortgages, and emerging market debt. Under normal market circumstances, the Adviser seeks to maintain a portfolio of intermediate duration within investment grade debt.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Equities Strategies, may hold a significant amount of small or mid-capitalization equities in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of junk bonds in order to execute their investment strategy.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

127

•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

128

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 14.63%; Worst Quarter (ended 3/31/2020): -12.04%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 14.72%; Worst Quarter (ended 3/31/2020): -11.96%

129

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (April 30, 2012)
JNL/American Funds Moderate Growth Allocation Fund (Class A)	17.32%	10.53%	8.71%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.75%	7.99%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.49%	9.37%	7.72%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	10.29%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.37%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/American Funds Moderate Growth Allocation Fund (Class I)	17.67%	10.52%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.10%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.49%	9.03%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

130

Summary Prospectus – April 26, 2021

JNL/American Funds Growth Allocation Fund

Class A

Class I

Investment Objectives.

The investment objective of the Fund is to seek capital growth with secondary emphasis on current income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.42%
Total Annual Fund Operating Expenses	1.06%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.42%
Total Annual Fund Operating Expenses	0.76%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/American Funds Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

JNL/American Funds Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$78	$243	$422	$942

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

131

Period
1/1/2020 - 12/31/2020	18%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all the American Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% of its assets to Underlying Funds that invest primarily fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds. In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developed and emerging market countries. Fund investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Underlying Funds may invest in a variety of sectors and credit qualities, including government bonds, inflation-linked bonds, investment grade corporate bonds, high yield corporate bonds (commonly referred to as “junk bonds”), mortgages, and emerging market debt. Under normal market circumstances, the Adviser seeks to maintain a portfolio of intermediate duration within investment grade debt.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Equities Strategies, may hold a significant amount of small or mid-capitalization equities in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of junk bonds in order to execute their investment strategy.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

132

•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

133

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 17.93%; Worst Quarter (ended 3/31/2020): -15.74%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 18.04%; Worst Quarter (ended 3/31/2020): -15.68%

134

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (April 30, 2012)
JNL/American Funds Growth Allocation Fund (Class A)	20.04%	12.67%	10.59%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	11.27%	9.46%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.01%	10.86%	9.04%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	10.29%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.37%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/American Funds Growth Allocation Fund (Class I)	20.42%	12.73%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	10.10%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.01%	10.14%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

135

Summary Prospectus – April 26, 2021

JNL/AQR Large Cap Defensive Style Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek total return. Total return consists of capital appreciation and income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.87%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.57%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/AQR Large Cap Defensive Style Fund Class A
1 year	3 years	5 years	10 years
$89	$278	$482	$1,073

JNL/AQR Large Cap Defensive Style Fund Class I
1 year	3 years	5 years	10 years
$58	$183	$318	$714

136

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	55%

Principal Investment Strategies.

The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. The Fund primarily invests in large-capitalization issuers located in the United States. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, real estate investment trusts, and other derivative instruments where the reference asset is an equity security. As of the date of this prospectus, AQR Capital Management, LLC, the Fund’s sub-adviser (“Sub-Adviser”), generally considers large-cap issuers to be those issuers with market capitalizations within the range of the MSCI USA Index at the time of purchase. As of December 31, 2020, the market capitalization of the companies comprising the MSCI USA Index ranged from $4.2 billion to $2.3 trillion. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

The Fund pursues a defensive investment style, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund expects to lag the performance of traditional U.S. equity funds when equity markets are rising but to exceed the performance of traditional U.S. equity funds during equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in companies that the Sub-Adviser has identified to have low measures of risk and high quality (e.g., stable companies in good business health).

The Fund is actively managed, and the Sub-Adviser will vary the Fund’s exposures to issuers and industries based on the Sub-Adviser’s evaluation of investment opportunities. In constructing the portfolio, the Sub-Adviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer and industry, as well as additional criteria that form part of the Sub-Adviser’s security selection process. The Sub-Adviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. The Sub-Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers and industries will be determined using the quantitative models based on the Sub-Adviser’s determinations of risk and quality, as well as other factors including, but not limited to, managing industry and sector exposures.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts as well as exchange-traded funds and similar pooled investment vehicles for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Sub-Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

137

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the sub-adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.

•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	Hedging transactions risk – The Sub-Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

138

•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, the Fund was combined with JNL/AQR Large Cap Relaxed Constraint Equity Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 16.78%; Worst Quarter (ended 3/31/2020): -18.13%

139

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 16.86%; Worst Quarter (ended 3/31/2020): -18.02%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (June 24, 2019)
JNL/AQR Large Cap Defensive Style Fund (Class A)	11.78%	12.47%
MSCI USA Index (Gross) (reflects no deduction for fees, expenses, or taxes)	21.37%	21.25%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (June 24, 2019)
JNL/AQR Large Cap Defensive Style Fund (Class I)	12.14%	12.78%
MSCI USA Index (Gross) (reflects no deduction for fees, expenses, or taxes)	21.37%	21.25%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
AQR Capital Management, LLC (“AQR”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michele L. Aghassi, Ph.D.	June 2019	Principal, AQR
Andrea Frazzini, Ph.D., M.S.	June 2019	Principal, AQR
Lars N. Nielsen, M.Sc.	January 2020	Principal, AQR
Ronen Israel, MA	January 2020	Principal, AQR

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

140

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

141

Summary Prospectus – April 26, 2021

JNL/Baillie Gifford International Growth Fund

(formerly, JNL/Vanguard International Fund)

Class A

Class I

Investment Objective.

The investment objective of the Fund is capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.98%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.68%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Baillie Gifford International Growth Fund Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

JNL/Baillie Gifford International Growth Fund Class I
1 year	3 years	5 years	10 years
$69	$218	$379	$847

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

142

Period
1/1/2020 - 12/31/2020	22%

Portfolio turnover for the period of January 1, 2020 to December 31, 2020 is for the Fund’s master fund when operating under its former investment strategy as a feeder fund in a master-feeder fund arrangement.

Principal Investment Strategies.

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund invests predominantly in securities issued by companies located in countries outside the United States, including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in North America. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the United States and typically maintains substantial exposure to emerging markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the United States. In selecting companies for investment, the Fund’s sub-adviser, Baillie Gifford Overseas Limited (“Sub-Adviser”) generally considers issuers in both developed and emerging markets.

The Fund may invest in Rule 144A and Regulation S securities. Rule 144A securities are securities offered as exempt from registration with the Securities and Exchange Commission (“SEC”) but are typically treated as liquid securities because there is a market for such securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended.

The Sub-Adviser employs a bottom-up approach to stock selection and selects companies without regard to a benchmark. The Sub-Adviser focuses on company research and the long-term outlook of companies and industries. Ideas regarding potential companies to add to the Fund’s portfolio can come from a wide variety of sources, including, but not limited to, meetings with companies’ management teams and other stakeholders and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: a company’s geographic and industry positioning relating to its products and services (both current position and future potential), its competitive advantage over its competitors, its management team, its financial strength, and its valuation. The intended outcome is a diversified portfolio of at least 50 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub- Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

143

•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
•	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

144

•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

•	Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
•	Regulation S securities risk – Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Performance prior to April 26, 2021 reflects the Fund’s results when the Fund did not have a sub-adviser and operated as a feeder fund in a master-feeder arrangement. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 32.28%; Worst Quarter (ended 3/31/2020): -16.21%

145

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 32.36%; Worst Quarter (ended 3/31/2020): -16.12%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/Baillie Gifford International Growth Fund (Class A)	56.66%	20.43%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	10.65%	5.89%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Baillie Gifford International Growth Fund (Class I)	57.17%	20.77%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	10.65%	5.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Baillie Gifford Overseas Limited (“Baillie Gifford”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
James K. Anderson	September 2017**	Portfolio Manager, Partner, Baillie Gifford & Co.*
Julia Angeles	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Lawrence Burns	April 2021	Portfolio Manager, Partner, Baillie Gifford & Co.*
Thomas Coutts, CFA	September 2017**	Portfolio Manager, Partner, Baillie Gifford & Co.*
Brian Lum, CFA	April 2021	Portfolio Manager, Baillie Gifford & Co.*

* Baillie Gifford & Co. is the 100% owner of Baillie Gifford.

** From September 25, 2017 to April 26, 2021, the Fund operated as a “feeder fund” in a master-feed arrangement. During that time, Mr. Anderson and Mr. Coutts were portfolio managers of the Master Fund.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

146

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

147

Summary Prospectus – April 26, 2021

JNL/Baillie Gifford U.S. Equity Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.95%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.65%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Baillie Gifford U.S. Equity Growth Fund Class A
1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

JNL/Baillie Gifford U.S. Equity Growth Fund Class I
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus.

148

Principal Investment Strategies.

The Fund seeks to meet its objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the United States.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion at the time of purchase and may participate in initial public offerings (“IPOs”).

The Fund’s sub-adviser, Baillie Gifford Overseas Limited (“Sub-Adviser”), employs a bottom-up approach to stock selection and select companies without regard to a benchmark, that results in a portfolio of between 30-50 growth companies. The Sub-Adviser focuses on company research and the long-term outlook of companies and industries. Ideas regarding potential companies to add to the Fund’s portfolio can come from a wide variety of sources, including, but not limited to, meetings companies’ management teams and other stakeholders and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: a company’s geographic and industry positioning relating to its products and services (both current position and future potential), its competitive advantage over its competitors, its management team, its financial strength, and its valuation.

The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (approximately 5 years on average), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
•	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

149

•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Performance.

Performance for the Fund has not been included because the Fund commenced operations on the date of this Prospectus. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Baillie Gifford Overseas Limited (“Baillie Gifford”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Dave Bujnowski	April 2021	Portfolio Manager, Baillie Gifford International LLC**
Kirsty Gibson	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Gary Robinson, CFA	April 2021	Portfolio Manager, Partner, Baillie Gifford & Co.*
Tom Slater, CFA	April 2021	Head of the US Equities Team, Partner, Portfolio Manager, Baillie Gifford & Co.*

* Baillie Gifford & Co. is the 100% owner of Baillie Gifford.
** Baillie Gifford International LLC is wholly owned by Baillie Gifford.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

150

Summary Prospectus – April 26, 2021

JNL/BlackRock Advantage International Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to provide long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	1.00%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.70%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/BlackRock Advantage International Fund Class A
1 year	3 years	5 years	10 years
$102	$318	$552	$1,225

JNL/BlackRock Advantage International Fund Class I
1 year	3 years	5 years	10 years
$72	$224	$390	$871

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	173%

151

Principal Investment Strategies.

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the MSCI EAFE® Index (the “Index”) and derivatives that are tied economically to securities of the Index. The Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. The Fund’s sub-adviser, BlackRock Investment Management, LLC (“Sub-Adviser”) may invest in securities of medium-capitalization companies. The Sub-Adviser defines mid-capitalization companies as companies with market capitalization of approximately $5 billion to $15 billion, at the time of purchase. Equity securities include common stock, preferred stock, and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps, forward contracts, and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts.

As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

152

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.
•	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

153

•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
•	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
•	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
•	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United

154

Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 16.71%; Worst Quarter (ended 3/31/2020): -24.33%

155

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 16.67%; Worst Quarter (ended 3/31/2020): -24.22%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (June 24, 2019)
JNL/BlackRock Advantage International Fund (Class A)	6.82%	8.40%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	10.31%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (June 24, 2019)
JNL/BlackRock Advantage International Fund (Class I)	7.19%	8.76%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	10.31%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
BlackRock Investment Management, LLC (“BlackRock”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Raffaele Savi	June 2019	Managing Director, BlackRock
Kevin Franklin	June 2019	Managing Director, BlackRock
Richard Mathieson	June 2019	Managing Director, BlackRock

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

156

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

157

Summary Prospectus – April 26, 2021

JNL/BlackRock Global Allocation Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is high total investment return.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.16%
Acquired Fund Fees and Expenses[3]	0.02%
Total Annual Fund Operating Expenses[4]	1.05%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes the costs associated with the Fund’s short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.01%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2]	0.17%
Acquired Fund Fees and Expenses[3]	0.02%
Total Annual Fund Operating Expenses[4]	0.76%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes the costs associated with the Fund’s short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.01%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[4]	Expense information has been restated to reflect current fees.

158

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/BlackRock Global Allocation Fund Class A
1 year	3 years	5 years	10 years
$107	$334	$579	$1,283

JNL/BlackRock Global Allocation Fund Class I
1 year	3 years	5 years	10 years
$78	$243	$422	$942

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	169%

Principal Investment Strategies.

The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund will invest in both equity and debt securities. For purposes of this Fund, equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. For purposes of this Fund, debt securities include, but are not limited to, U.S. and foreign government bonds, corporate bonds, convertible bonds, structured notes, credit-linked notes, mortgage- and asset-backed securities, loan assignments and loan participations, and securities issued by certain international organizations such as the World Bank. The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

At any given time, the Fund may emphasize either debt securities or equity securities; however, over time the Fund’s portfolio of assets will tend to be relatively balanced between equity and debt securities and widely diversified among many individual investments. In selecting equity investments, the Fund mainly seeks securities that BlackRock Investment Management, LLC (“Sub-Adviser”) believes are undervalued. The Fund may buy debt securities with varying maturities. The Fund may invest up to 35% of its total assets in high yield or junk bonds, corporate loans and distressed securities. Junk bonds are fixed-income securities rated below investment-grade by independent rating agencies or are bonds that are unrated but that the Sub-Adviser believes are of comparable quality. The Fund may invest in corporate loans.

When choosing investments, the Sub-Adviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund may invest in the securities of companies of any market capitalization. Market capitalization is the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world in both developed and emerging markets. The Fund may emphasize foreign securities when the Sub-Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Sub-Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook.

The Fund’s composite “Reference Benchmark” has at all times since the Fund’s formation included a 40% weighting in non-U.S. securities. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World (ex-U.S.) Index; 24% ICE BofAML Current 5-Year US Treasury Index; and 16% FTSE Non-US Dollar World Government Bond Index.

Throughout its history, the Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers; (ii) issuers organized or located outside the U.S.; (iii) issuers which primarily trade in a market located outside the U.S.; or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits

159

from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

The Fund may invest in Real Estate Investment Trusts (“REITs”). The Fund may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in commodities, such as exchange-traded funds (“ETFs”). The Fund may invest up to 25% of its total assets in commodity-related instruments (which may include, among others, commodity options, futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) (collectively, “Commodities’”).

Total investment return is the combination of capital appreciation and investment income.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based

160

on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.

•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.
•	Commodities regulatory risk – Commodity-related operating companies typically are subject to significant foreign, federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (“CFTC”) and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, increasing margin requirements, establishing daily limits and suspending trading. In addition, compliance with certain CFTC requirements may increase the Fund’s expenses. Future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.
•	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
•	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
•	Commodity-linked notes risk – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and derivatives risk, they may be subject to additional risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

161

•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Custody risk – The Fund may invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries may limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Custody risk is heightened in countries with less developed securities markets.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Distressed debt risk – The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.
•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
162

•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.

163

•	Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. If the Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities. This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.
•	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.

164

•	Tax risk – In order for a regulated investment company (“RIC”) to qualify as such under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or the “Code”), including certain of the series of registered investment companies that invest in the Fund, the RIC must derive at least 90% of its gross income each taxable year from “qualifying income,” which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. In general, for purposes of the 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund’s gross income.

•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to August 29, 2011 reflects the Fund’s results when managed under a master-feeder structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 14.48%; Worst Quarter (ended 3/31/2020): -12.65%

165

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 14.56%; Worst Quarter (ended 3/31/2020): -12.65%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/BlackRock Global Allocation Fund (Class A)	18.94%	8.89%	6.36%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	15.90%	12.19%	9.87%
36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	13.34%	9.51%	7.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
FTSE World (ex-U.S.) Index (reflects no deduction for fees, expenses, or taxes)	10.04%	9.06%	5.52%
Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	7.20%	3.13%	2.88%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	10.78%	5.17%	1.88%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/BlackRock Global Allocation Fund (Class I)	19.23%	9.17%	6.61%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	15.90%	12.19%	9.87%
36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	13.34%	9.51%	7.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
FTSE World (ex-U.S.) Index (reflects no deduction for fees, expenses, or taxes)	10.04%	9.06%	5.52%
Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	7.20%	3.13%	2.88%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	10.78%	5.17%	1.88%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
BlackRock Investment Management, LLC (“BlackRock”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Rick Rieder	April 2019	Managing Director, BlackRock, Inc.
Russ Koesterich, CFA, JD	January 2017	Managing Director, BlackRock, Inc.
David Clayton, CFA, JD	January 2017	Managing Director, BlackRock, Inc.

166

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

167

Summary Prospectus – April 26, 2021

JNL/BlackRock Global Natural Resources Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term capital growth.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	1.01%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.71%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/BlackRock Global Natural Resources Fund Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

JNL/BlackRock Global Natural Resources Fund Class I
1 year	3 years	5 years	10 years
$73	$227	$395	$883

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	87%

168

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource assets. Equity securities include common stock, preferred stock, securities convertible into common stock, rights to subscribe for common stock, and derivative securities or instruments, such as options, the value of which is based on a common stock or group of common stocks.

Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from (directly or indirectly through subsidiaries), oil, gas, exploring, mining, extracting, refining, processing, transporting, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural products (e.g., fertilizers and agricultural chemicals). The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund may concentrate its investments in one or more of these sectors.

Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world in both developed and emerging markets (but in no fewer than three countries).

In addition, the Fund will concentrate its investments in one or more issuers in the natural resources related industries. The Fund focuses on investments in companies that provide exposure to commodities where BlackRock International Limited, the Fund’s sub-adviser, sees attractive supply-and-demand dynamics. The Fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

The Fund may use derivatives to hedge its investment portfolio against market, interest rate and currency risks or to seek to enhance its return. The derivatives that the Fund may use include indexed and inverse securities, options, futures, swaps and forward foreign exchange transactions.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).

169

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

170

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

171

•	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund was combined with JNL/VanEck International Gold Fund, a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

 Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 23.87%; Worst Quarter (ended 3/31/2020): -32.15%

172

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 23.93%; Worst Quarter (ended 3/31/2020): -32.04%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/BlackRock Global Natural Resources Fund (Class A)	4.29%	4.00%	-2.04%
S&P Global Natural Resources Index (Net) (reflects no deduction for fees, expenses, or taxes)	-0.05%	10.15%	0.04%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/BlackRock Global Natural Resources Fund (Class I)	4.61%	4.26%	-1.81%
S&P Global Natural Resources Index (Net) (reflects no deduction for fees, expenses, or taxes)	-0.05%	10.15%	0.04%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
BlackRock International Limited (“BIL”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Alastair Bishop	September 2017	Managing Director, BlackRock, Inc.
Tom Holl, CFA	September 2017	Director, BlackRock, Inc.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

173

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

174

Summary Prospectus – April 26, 2021

JNL/BlackRock Large Cap Select Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.46%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.86%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.46%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.56%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/BlackRock Large Cap Select Growth Fund Class A
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

JNL/BlackRock Large Cap Select Growth Fund Class I
1 year	3 years	5 years	10 years
$57	$179	$313	$701

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	40%

175

Principal Investment Strategies.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, convertible securities, as well as American Depositary Receipts (“ADRs”). The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

In selecting securities, the BlackRock Investment Management, LLC (“Sub-Adviser”) seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities. The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors, including but not limited to the financial services sector and the information technology sector.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

176

•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

177

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
•	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to April 30, 2012 reflects the Fund’s results when managed by the previous sub-adviser, Capital Guardian Trust Company.  Performance from April 30, 2012 through September 15, 2013, reflects the Fund’s results when managed by the previous sub-adviser, UBS Global Asset Management (Americas) Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 28.71%; Worst Quarter (ended 12/31/2018): -15.79%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 28.80%; Worst Quarter (ended 12/31/2018): -15.73%

178

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class A)	38.43%	20.16%	16.20%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	43.06%	21.48%	17.57%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class I)	38.85%	20.48%	16.57%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	43.06%	21.48%	17.57%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
BlackRock Investment Management, LLC (“BlackRock”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Lawrence Kemp, CFA	September 2013	Managing Director, BlackRock
Phil Ruvinsky	April 2020	Managing Director, BlackRock, Inc.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

179

Summary Prospectus – April 26, 2021

JNL/Causeway International Value Select Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term growth of capital and income through investment primarily in larger capitalization equity securities.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.97%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.67%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Causeway International Value Select Fund Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

JNL/Causeway International Value Select Fund Class I
1 year	3 years	5 years	10 years
$68	$214	$373	$835

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	61%

180

Principal Investment Strategies.

The Fund invests primarily in common stocks of companies in developed countries outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares. The Fund may invest up to 15% of its total assets in companies in emerging (less developed) markets.

When investing the Fund’s assets, Causeway Capital Management LLC (“Sub-Adviser”) follows a value style, performing fundamental research supplemented by quantitative analysis. Beginning with a universe of all publicly listed companies throughout the non-U.S. developed and emerging markets, the Sub-Adviser applies market capitalization and liquidity thresholds to reduce investment candidates to approximately 2,000 equity securities. The Sub-Adviser uses quantitative valuation screens to further narrow the potential investment candidates. The Sub-Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Sub-Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. This process results in risk-adjusted return forecasts for a closely followed group of potential investment candidates. Using a value style means that the Sub-Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Sub-Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the Fund:

•	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector;
•	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market;
•	Low price-to-book value ratio (stock price divided by book value per share) relative to the market;
•	Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market; and
•	Financial strength.

Generally, price-to-earnings and yield are the most important factors.

The Fund generally invests in companies with market capitalizations greater than $5 billion at time of investment, but may invest in companies with any market capitalization. There are no limitations on the minimum amount or maximum amount that the Fund may invest in any particular country.

The Sub-Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies

181

the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.

•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Quantitative strategy risk – Securities identified using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on those factors, changes in a factor’s historical trends, or for reasons included in the analysis. The factors used in quantitative analysis and the weights placed on those factors may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.
•	Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.

182

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to September 28, 2015, reflects the Fund’s results when managed by the former sub-adviser, J.P. Morgan Investment Management Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2020): 26.84%; Worst Quarter (ended 3/31/2020): -31.51%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 26.96%; Worst Quarter (ended 3/31/2020): -31.50%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Causeway International Value Select Fund (Class A)	5.89%	5.95%	3.63%
MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)	-2.63%	4.20%	3.37%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Causeway International Value Select Fund (Class I)	6.23%	6.23%	3.86%
MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)	-2.63%	4.20%	3.37%

183

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Causeway Capital Management LLC (“Causeway”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Sarah H. Ketterer	September 2015	Chief Executive Officer, Causeway
Harry W. Hartford	September 2015	President, Causeway
Jonathan P. Eng	September 2015	Portfolio Manager, Causeway
Conor S. Muldoon, CFA	September 2015	Portfolio Manager, Causeway
Alessandro Valentini, CFA	September 2015	Portfolio Manager, Causeway
Ellen Lee	September 2015	Portfolio Manager, Causeway
Steven Nguyen	January 2019	Portfolio Manager, Causeway
Brian Cho	January 2021	Portfolio Manager, Causeway

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

184

Summary Prospectus – April 26, 2021

JNL/ClearBridge Large Cap Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term capital growth.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.94%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.64%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/ClearBridge Large Cap Growth Fund Class A
1 year	3 years	5 years	10 years
$96	$300	$520	$1,155

JNL/ClearBridge Large Cap Growth Fund Class I
1 year	3 years	5 years	10 years
$65	$205	$357	$798

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	23%

185

Principal Investment Strategies.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations. Large-capitalization companies are those companies with market capitalizations similar to companies in the Russell® 1000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of December 31, 2020, the largest market capitalization of a company in the Index was approximately $2.252 trillion and the median market capitalization of a company in the Index was approximately $12.851 billion.

The core holdings of the Fund are large-capitalization companies that ClearBridge Investments, LLC (“ClearBridge” or “Sub-Adviser”) believes to be dominant in their industries due to product, distribution or service strength. ClearBridge emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. ClearBridge attempts to identify established large-capitalization companies with the highest growth potential. ClearBridge then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, ClearBridge attempts to identify the best values available among the growth companies identified. ClearBridge may sell a security if it no longer meets the Fund’s investment criteria or for other reasons, including to meet redemptions or to redeploy assets to better investment opportunities.

The Fund uses a focused approach of investing in a smaller number of issuers than the Index, which may result in significant exposure to certain industries or sectors, such as the information technology and internet technology services.

The Fund may invest up to 20% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. Equity securities of foreign issuers may include foreign companies that were originally domiciled in the U.S., companies with a dominate product and global footprint and/or companies that have business models similar to those of large cap U.S. companies but which provide diversification to the Fund.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

186

•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 25.93%; Worst Quarter (ended 3/31/2020): -15.36%

187

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 25.90%; Worst Quarter (ended 3/31/2020): -15.20%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/ClearBridge Large Cap Growth Fund (Class A)	30.50%	20.93%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	43.06%	25.28%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/ClearBridge Large Cap Growth Fund (Class I)	30.96%	21.27%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	43.06%	25.28%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
ClearBridge Investments, LLC (“ClearBridge”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Peter Bourbeau	September 2017	Portfolio Manager, ClearBridge
Margaret Vitrano	September 2017	Portfolio Manager, ClearBridge

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

188

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

189

Summary Prospectus – April 26, 2021

JNL/DFA International Core Equity Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to achieve long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.91%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.61%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.56%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DFA International Core Equity Fund Class A
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

JNL/DFA International Core Equity Fund Class I
1 year	3 years	5 years	10 years
$57	$190	$335	$757

190

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	14%

Principal Investment Strategies.

Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities. The Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on smaller capitalization, lower relative price, and/or higher profitability companies as compared to their representation in the International Universe. For purposes of this Fund, Dimensional Fund Advisors LP, the Fund’s sub-adviser (“Sub-Adviser”), defines the “International Universe” as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Sub-Adviser’s Investment Committee. Please refer to the statutory prospectus for a list of approved markets. The Fund’s increased exposure to smaller capitalization, lower relative price, and/or higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Sub-Adviser considers different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.

Under normal circumstances, the Fund intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

The Fund intends to purchase securities of companies associated with developed market countries that the Sub-Adviser has designated as approved markets. The Sub-Adviser determines company size on a country- or region-specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Fund to securities of the largest high relative price companies will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Fund’s allocation to securities of the largest high relative price companies is reduced will change due to market movements and other factors. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Sub-Adviser determines to be appropriate. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time.

The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

191

•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

192

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 17.77%; Worst Quarter (ended 3/31/2020): -27.17%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 17.85%; Worst Quarter (ended 3/31/2020): -27.12%

193

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (June 24, 2019)
JNL/DFA International Core Equity Fund (Class A)	6.96%	10.07%
MSCI World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.59%	10.04%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (June 24, 2019)
JNL/DFA International Core Equity Fund (Class I)	7.35%	10.46%
MSCI World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.59%	10.04%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Dimensional Fund Advisors LP (“DFA”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jed S. Fogdall	June 2019	Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager, DFA
Bhanu P. Singh	June 2019	Vice President and Senior Portfolio Manager, DFA
Mary T. Phillips	June 2019	Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager, DFA
William Collins-Dean	June 2019	Vice President and Senior Portfolio Manager, DFA

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

194

Summary Prospectus – April 26, 2021

JNL/DFA U.S. Core Equity Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.80%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.50%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.45%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DFA U.S. Core Equity Fund Class A
1 year	3 years	5 years	10 years
$82	$255	$444	$990

JNL/DFA U.S. Core Equity Fund Class I
1 year	3 years	5 years	10 years
$46	$155	$275	$623

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

195

Period
1/1/2020 - 12/31/2020	6%

Principal Investment Strategies.

Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The Fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on smaller capitalization, lower relative price, and/or higher profitability companies as compared to their representation in the U.S. Universe. Dimensional Fund Advisors LP, the Fund’s sub-adviser (“Sub-Adviser”), generally defines the “U.S. Universe” as a market capitalization weighted portfolio of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. The Fund’s increased exposure to smaller capitalization, lower relative price, and/or higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to the larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Sub-Adviser considers different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.

The percentage allocation of the assets of the Fund to securities of the largest U.S. high relative price companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the Fund’s allocation to securities of the largest U.S. high relative price companies is reduced will change due to market movements. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Sub-Adviser determines to be appropriate. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time.

The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

196

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to April 30, 2012 reflects the Fund’s results when managed by the former sub-adviser, Eagle Asset Management, Inc. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 21.84%; Worst Quarter (ended 3/31/2020): -24.56%

197

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 21.98%; Worst Quarter (ended 3/31/2020): -24.48%
Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/DFA U.S. Core Equity Fund (Class A)	15.85%	13.67%	12.01%
MSCI USA IMI Index (Gross) (reflects no deduction for fees, expenses, or taxes)	21.10%	15.52%	13.86%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/DFA U.S. Core Equity Fund (Class I)	16.30%	14.03%	12.30%
MSCI USA IMI Index (Gross) (reflects no deduction for fees, expenses, or taxes)	21.10%	15.52%	13.86%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Dimensional Fund Advisors LP (“DFA”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jed S. Fogdall	2012	Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager, DFA
Joel P. Schneider	April 2019	Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager, DFA

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.

198

You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

199

Summary Prospectus – April 26, 2021

JNL/DFA U.S. Small Cap Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to achieve long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	1.02%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.72%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.67%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DFA U.S. Small Cap Fund Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

JNL/DFA U.S. Small Cap Fund Class I
1 year	3 years	5 years	10 years
$68	$225	$396	$890

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

200

Period
1/1/2020 - 12/31/2020	23%

Principal Investment Strategies.

The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small capitalization companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small capitalization company, the greater its representation in the Fund. Dimensional Fund Advisors LP, the Fund’s sub-adviser (“Sub-Adviser”), may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, relative price, profitability, investment characteristics, and other factors that the Sub-Adviser determines to be appropriate. An equity issuer is considered to have a low relative price primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Sub-Adviser considers different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing relative price, profitability, and investment characteristics are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of U.S. small-capitalization companies. As of the date of this Prospectus, for purposes of the Fund, the Sub-Adviser considers small-capitalization companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2020, the market capitalization of a small-capitalization company would be $8 billion or below. This threshold will change due to market conditions.

The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United

201

Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance information prior to September 25, 2017 reflects the Fund’s results using its prior principal investment strategy. Performance results include the effect of expense waiver/reduction arrangements for some or all periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/DFA U.S. Small Cap Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

202

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 30.18%; Worst Quarter (ended 3/31/2020): -33.62%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 30.24%; Worst Quarter (ended 3/31/2020): -33.49%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (September 10, 2012)
JNL/DFA U.S. Small Cap Fund (Class A)	13.18%	10.61%	10.75%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	18.90%	13.89%	13.24%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/DFA U.S. Small Cap Fund (Class I)	13.54%	7.81%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	18.90%	12.27%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Dimensional Fund Advisors LP (“DFA”)

203

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jed S. Fogdall	September 2012	Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager, DFA
Joel P. Schneider	July 2015	Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager, DFA
Marc C. Leblond	April 2020	Vice President and Senior Portfolio Manager, DFA

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

204

Summary Prospectus – April 26, 2021

JNL/DoubleLine® Core Fixed Income Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek to maximize current income and total return.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.37%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.77%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.37%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.47%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DoubleLine® Core Fixed Income Fund Class A
1 year	3 years	5 years	10 years
$79	$246	$428	$954

JNL/DoubleLine® Core Fixed Income Fund Class I
1 year	3 years	5 years	10 years
$48	$151	$263	$591

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	117%

205

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed-income instruments mentioned above. “Fixed-Income instruments” include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including foreign subordinated or junior subordinated bank debt, including Tier 1 preferred or hybrid bank debt, and Tier 2 debt); mortgage-backed securities; asset-backed securities (“ABS”); foreign securities (corporate, currencies and government); emerging market securities (corporate, quasi-sovereigns and government); bank loans and assignments; ABS loans and other securities bearing fixed or variable interest rates of any or no maturity. Such Fixed-Income instruments may be indexed to inflation by certain issuers. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years, as calculated by DoubleLine Capital LP (“DoubleLine”). Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 33 1/3% of its total assets in high-yield securities (“junk bonds”), bank loans or assignments rated BB+ or lower by Moody’s or equivalently rated by S&P Global Ratings, Fitch Inc., Kroll, DBRS, Morningstar, or any other NRSRO, or, if unrated, determined by DoubleLine to be of comparable quality. DoubleLine does not consider the term “junk bonds” to include mortgage-backed securities or any other ABS, regardless of their credit rating or credit quality.

The Fund may invest up to 30% of its total assets in securities or derivatives denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest up to 30% of its total assets in securities and instruments that are economically tied to emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as an institution in the World Bank Group or the United Nations, or an agency thereof, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities or ABS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may also invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, exchange-traded funds (“ETFs”), and domestic or foreign private investment vehicles, including investment companies sponsored or managed by DoubleLine or its affiliates. The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank

206

Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply.

207

•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may not receive any income from such investments. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

208

•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Restricted securities risk – Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

209

•	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
•	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to September 25, 2017 reflects the Fund’s results when managed by the former sub-adviser, Pacific Investment Management Company LLC. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

210

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 5.28%; Worst Quarter (ended 3/31/2020): -3.57%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 5.31%; Worst Quarter (ended 3/31/2020): -3.51%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/DoubleLine® Core Fixed Income Fund (Class A)	5.09%	4.08%	3.53%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/DoubleLine® Core Fixed Income Fund (Class I)	5.34%	4.34%	3.76%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
DoubleLine Capital LP (“DoubleLine”)

211

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jeffrey E. Gundlach	September 2017	Chief Executive Officer and Chief Investment Officer, DoubleLine
Jeffrey J. Sherman	September 2017	Deputy Chief Investment Officer, DoubleLine

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

212

Summary Prospectus – April 26, 2021

JNL/DoubleLine® Emerging Markets Fixed Income Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek high total return from current income and capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.09%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.79%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DoubleLine® Emerging Markets Fixed Income Fund Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

JNL/DoubleLine® Emerging Markets Fixed Income Fund Class I
1 year	3 years	5 years	10 years
$81	$252	$439	$978

213

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	48%

Principal Investment Strategies.

Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income instruments with exposure to emerging markets countries. These fixed-income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any or no maturity. The Fund will generally invest in at least four emerging market countries.

An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing economy by any supranational organization such as the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index. In addition, DoubleLine Capital LP (“Sub-Adviser”) has broad discretion to identify other countries that it considers to be emerging market countries. In determining whether an issuer of non-sovereign debt is in an emerging market country, the Sub-Adviser will generally look to the issuer’s “country of risk”, as classified in Bloomberg. Bloomberg’s determination of “country of risk” is based on a number of criteria, including country of domicile, country of primary listing, country of majority revenue, and reporting currency. The Sub-Adviser may also classify a non-sovereign issuer as an emerging market issuer on a basis other than Bloomberg’s “country of risk” classification.

The Fund may invest, without limitation, in fixed-income instruments of any credit quality, including those that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization or unrated securities judged by the Sub-Adviser to be of comparable quality. Corporate bonds and certain other fixed-income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest in hybrid securities relating to emerging market countries. A third party or the Sub-Adviser may create a hybrid security by combining an income producing debt security and the right to receive payment based on the change in the price of an equity security.

The Fund may invest up to 15% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the Sub-Adviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values. In addition, the Fund may invest in defaulted sovereign investments, including, for example, where the Sub-Adviser believes the expected debt sustainability of the country is not reflected in current market valuations. The Fund may invest in derivatives and other instruments, such as options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

In allocating investments among various emerging market countries, the Sub-Adviser attempts to analyze internal political, market and economic factors. These factors may include:

•	public finances;
•	monetary policy;
•	external accounts;
•	financial markets;
•	foreign investment regulations;
•	stability of exchange rate policy; and
•	labor conditions.

In managing the Fund’s investments, under normal market conditions, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed-income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

The Fund may invest without limit in investments denominated in any currency, but currently expects to invest a substantial amount of its assets in investments denominated in the U.S. dollar.

The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described in its principal investment strategies by investing in other investment companies, such as exchange-traded funds.

214

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, when the Sub-Adviser believes there are negative macro geo-political considerations that may affect the issuer, when the Sub-Adviser determines to take advantage of a better investment opportunity, or when the individual security has reached the Sub-Adviser’s sell target.

The Fund may lend its securities to increase its income.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

215

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

216

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund was combined with JNL/Goldman Sachs Emerging Markets Debt Fund (the “Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

217

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 13.34%; Worst Quarter (ended 3/31/2020): -15.79%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 13.31%; Worst Quarter (ended 3/31/2020): -15.68%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (April 25, 2016)
JNL/DoubleLine® Emerging Markets Fixed Income Fund (Class A)	3.04%	4.98%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	5.26%	6.18%
JPMorgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)	7.13%	6.46%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/DoubleLine® Emerging Markets Fixed Income Fund (Class I)	3.34%	3.67%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	5.26%	4.97%
JPMorgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)	7.13%	5.74%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
DoubleLine Capital LP (“DoubleLine”)

218

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Luz Padilla	April 2016	Director of Emerging Markets Fixed Income and Portfolio Manager, DoubleLine
Mark Christensen	April 2016	Portfolio Manager, DoubleLine
Su Fei Koo	April 2016	Portfolio Manager, DoubleLine

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

219

Summary Prospectus – April 26, 2021

JNL/DoubleLine® Shiller Enhanced CAPE® Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek total return (capital appreciation and current income) which exceeds the total return of its benchmark.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.02%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.56%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.72%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DoubleLine® Shiller Enhanced CAPE® Fund Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

JNL/DoubleLine® Shiller Enhanced CAPE® Fund Class I
1 year	3 years	5 years	10 years
$74	$230	$401	$894

220

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	71%

Principal Investment Strategies.

The Fund seeks to achieve its objective by looking to achieve total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector II ER USD Index (the “Index”).

The Fund will seek to use derivatives, or a combination of derivatives and direct investments, to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to seek to provide additional long-term total return. The Fund uses investment leverage in seeking to provide both the Index return and the return on a portfolio of debt securities; it is likely that the Fund will have simultaneous exposures both to the Index and to debt securities, in each case in an amount potentially up to the value of the Fund’s assets. It is possible that the Fund could lose money at the same time on both its investments in debt securities and its exposure to the Index.

The Fund will normally use derivatives in an attempt to create an investment return approximating the Index’s return. The transaction pricing of any swap transaction will reflect a number of factors, including the limited availability of the Index, that will cause the return on the swap transaction to underperform the Index. Please see “Note regarding Index-Based Swaps” in the Prospectus for more information. The Fund expects to use only a small percentage of its assets to attain the desired exposure to the Index because of the structure of the derivatives the Fund expects to use. As a result, use of those derivatives along with other investments will create investment leverage in the Fund’s portfolio. In certain cases, however, such derivatives might be unavailable or the pricing of those derivatives might be unfavorable; in those cases, the Fund might attempt to replicate the Index return by purchasing some or all of the securities comprising the Index at the time. If the Fund at any time invests directly in the securities comprising the Index, those assets will be unavailable for investment in debt instruments, and the Fund’s ability to pursue its investment strategy and achieve its investment objective may be limited.

To the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund expects to invest those assets in a portfolio of debt instruments managed by DoubleLine Capital LP (the “Sub-Adviser”) to seek to provide additional long-term total return.

The Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the “CAPE® Ratio”). The Index aims to identify undervalued sectors based on a modified CAPE® Ratio, and then uses a momentum factor to seek to reduce the risk of investing in a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector’s long-term total return.

The classic CAPE® Ratio is used to assess equity market valuations and averages ten years of reported earnings to account for earnings and market cycles. Traditional valuation measures, such as the price-earnings (PE) ratio, by contrast, typically rely on earnings information from only the past year. The Index uses a modified version of the classic CAPE® Ratio to standardize the comparison across sectors. There can be no assurance that the Index will provide a better measure of value than more traditional measures, over any period or over the long term.

Through the Index, the Fund will have focused exposures to the sectors making up the Index. As of the date of this Prospectus, the eleven sectors making up the Index include: Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Materials, Technology, Utilities and Real Estate. As a result, the Fund’s net asset value may be affected to a greater degree by factors affecting those sectors or industries than a fund that invests more broadly.

Under normal circumstances, to the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund intends to invest those assets in a portfolio of debt instruments managed by the Sub-Adviser to seek to provide additional long-term total return. The Fund may invest directly in debt instruments; alternatively, the Sub-Adviser may choose to invest all or a portion of the Fund’s assets in one or more fixed-income funds managed by the Sub-Adviser. Debt instruments in which the Fund may invest include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) corporate obligations (including foreign hybrid securities); (iii) mortgage-backed securities (including commercial and residential mortgage-backed securities) and other asset-backed securities, collateralized mortgage obligations (“CMOs”), government mortgage pass-through securities, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities), and inverse floaters; (iv) collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”); (v) foreign securities (corporate and government), including emerging market securities; (vi) bank loans and assignments and other fixed and floating rate loans (including, among others, senior loans, second lien or other subordinated or unsecured fixed or floating rate loans, delayed funding loans and revolving credit facilities); (vii) municipal securities and other debt obligations issued by states, local governments, and government-

221

sponsored entities, including their agencies, authorities, and instrumentalities; (viii) inflation-indexed bonds; (ix) convertible securities; (x) preferred securities; (xi) Real Estate Investment Trust (“REIT”) securities; (xii) distressed and defaulted securities; (xiii) payment-in-kind bonds; (xiv) zero-coupon bonds; (xv) custodial receipts, cash and cash equivalents; (xvi) short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (xvii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

The Sub-Adviser may invest Fund assets in other funds managed by the Sub-Adviser from time to time in order to obtain the Fund’s desired investment exposure. Investing in other funds managed by the Sub-Adviser involves potential conflicts of interest. For example, the Sub-Adviser or its affiliates may receive fees based on the amount of assets invested in such other investment vehicles. This and other factors may give the Sub-Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund. To reduce this potential conflict of interest, the Sub-Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Sub-Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

The Fund’s portfolio of debt instruments will normally have an overall weighted average effective duration of not less than one year or more than eight years. Duration is a measure of the expected life of a fixed-income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a portfolio’s effective duration, the more sensitive it will be to changes in interest rates. The effective duration of the Fund’s portfolio of debt instruments may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the portfolio will always be within its target range.

The Fund may invest in debt instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Corporate bonds and certain other fixed-income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher-rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Sub-Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Fund may invest up to 5% of its net assets in defaulted corporate securities. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to movements in interest rates generally or the interest rate on another security or index. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. As a result, they are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.

The Fund may invest a portion of its net assets in debt instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed-income instruments, is classified as an emerging or developing economy by any supranational organization such as the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Sub-Adviser and its affiliates. The Fund may engage in short sales, either to earn additional return or to hedge existing investments.

In managing the Fund’s debt instruments, under normal market conditions, the Sub-Adviser uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed-income markets and may include consideration of:

•	security selection within a given sector;
•	relative performance of the various market sectors;
•	the shape of the yield curve; and
•	fluctuations in the overall level of interest rates.
222

The Sub-Adviser also utilizes active asset allocation and monitors the duration of the Fund’s fixed-income securities to seek to mitigate the Fund’s exposure to interest rate risk.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

223

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

224

•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Indexed and inverse securities risk – Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way the Fund’s investment manager does not anticipate.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Municipal securities risk – Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of projects in the same or similar sectors (e.g., education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (e.g., general obligation bonds, private activity bonds and moral obligation bonds). Other occurrences, such as catastrophic natural disasters or acts of terrorism, can also adversely affect a state’s fiscal stability and affect the value of a Fund’s investment in municipal securities. The recent national economic crisis, among other factors, has caused deterioration in the economies of many states, resulting in an adverse impact on states’ spending, revenues and state budgets that has caused many states to operate under significant financial stress. Certain states or municipalities may file for, and enter bankruptcy proceedings. Legal and regulatory requirements related to state and municipal bankruptcy are evolving, which could affect the value of a Fund’s investment in municipal securities.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

225

•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
•	Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity, or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets

226

are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 25.40%; Worst Quarter (ended 3/31/2020): -28.37%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 25.50%; Worst Quarter (ended 3/31/2020): -28.30%

227

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (September 28, 2015)
JNL/DoubleLine® Shiller Enhanced CAPE® Fund (Class A)	15.18%	16.26%	17.49%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	16.36%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/DoubleLine® Shiller Enhanced CAPE® Fund (Class I)	15.53%	14.94%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
DoubleLine Capital LP (“DoubleLine”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jeffrey E. Gundlach	September 2015	Chief Executive Officer and Chief Investment Officer, DoubleLine
Jeffrey J. Sherman	September 2015	Deputy Chief Investment Officer, DoubleLine

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

228

Summary Prospectus – April 26, 2021

JNL/DoubleLine® Total Return Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek to maximize total return.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.42%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.83%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.42%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.53%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/DoubleLine® Total Return Fund Class A
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

JNL/DoubleLine® Total Return Fund Class I
1 year	3 years	5 years	10 years
$54	$170	$296	$665

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

229

Period
1/1/2020 - 12/31/2020	50%

Principal Investment Strategies.

Under normal circumstances, the Fund intends to invest more than 50% of its net assets in residential and commercial mortgage-backed securities. These investments may include mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or AA- or higher by S&P Global Ratings (“S&P”) or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by DoubleLine Capital LP, the Fund’s sub-adviser (“Sub-Adviser”) to be of comparable quality. These investments also include, among others, government mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (interest-only and principal-only securities) and inverse floaters.

Since the Fund’s inception, the Fund has historically invested substantially all of its assets in the mortgage-backed securities described above; short-term investments, such as notes issued by U.S. Government agencies and shares of money market funds; and, from time to time, other asset-backed backed obligations, collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), and obligations of the U.S. Government and its agencies, instrumentalities, or sponsored corporations. The Fund may invest in other instruments as part of its principal investment strategies, but it has not historically done so and there can be no assurance it will do so in the future.

In managing the Fund’s portfolio, the Sub-Adviser typically uses a controlled-risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Sub-Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.

Under normal circumstances, the Fund intends to invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. Bonds include bonds, debt securities, and other fixed income instruments issued by governmental or private-sector entities.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds and fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest up to 33⅓% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Sub-Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

The Sub-Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Sub-Adviser determines to take advantage of what the Sub-Adviser considers to be a better investment opportunity, when the Sub-Adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, or when the Sub-Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

230

•	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
•	Collateralized debt obligations risk – Collateralized debt obligations (CDOs) are subject to credit, interest rate, valuation, prepayment and extension risks. In addition, CDOs carry additional risks, including but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment returns achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of a forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

231

•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could under performother funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

232

•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect the expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/DoubleLine(R) Total Return Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 2.71%; Worst Quarter (ended 12/31/2016): -1.91%

233

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 2.79%; Worst Quarter (ended 3/31/2020): -1.51%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (September 16, 2013)
JNL/DoubleLine® Total Return Fund (Class A)	2.66%	3.23%	3.33%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	4.09%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/DoubleLine® Total Return Fund (Class I)	3.01%	3.45%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
DoubleLine Capital LP (“DoubleLine”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jeffrey E. Gundlach	September 2013	Chief Executive Officer and Chief Investment Officer, DoubleLine
Ken Shinoda, CFA	July 2020	Portfolio Manager, DoubleLine
Andrew Hsu, CFA	September 2019	Portfolio Manager, DoubleLine

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

234

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

235

Summary Prospectus – April 26, 2021

JNL/Fidelity Institutional Asset Management® Total Bond Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek a high level of current income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.80%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.50%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Fidelity Institutional Asset Management® Total Bond Fund Class A
1 year	3 years	5 years	10 years
$82	$255	$444	$990

JNL/Fidelity Institutional Asset Management® Total Bond Fund Class I
1 year	3 years	5 years	10 years
$51	$160	$280	$628

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

236

Period
1/1/2020 - 12/31/2020	129%

Principal Investment Strategies.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in debt securities of all types and repurchase agreements for those securities. The Fund may invest up to 20% of its assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as “high yield debt securities” or “junk bonds”).

FIAM LLC, the Fund’s sub-adviser (“Sub-Adviser”), uses the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) as a guide in allocating the Fund’s assets across the investment-grade, high yield, and emerging market asset classes. The Sub-Adviser manages the Fund to have similar overall interest rate risk to the Index.

The Sub-Adviser may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser allocates the Fund’s assets among different asset classes, different market sectors (for example, corporate, asset-backed, or government securities), and different maturities based on the Sub-Adviser’s view of the relative value of each sector or maturity.

The Sub-Adviser analyzes the credit quality of the issuer, the issuer’s potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

The Sub-Adviser may engage in transactions that have a leveraging effect on the Fund, including investments in derivatives, regardless of whether the Fund may own the asset, instrument, currency, or components of the index underlying the derivative, and forward-settling securities. The Sub-Adviser may invest a significant portion of the Fund’s assets in these types of investments. The Fund’s derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), forwards, and futures contracts (both long and short positions) on securities, other instruments, indexes, or currencies. Depending on the Sub-Adviser’s outlook and market conditions, the Sub-Adviser may engage in these transactions to increase or decrease the Fund’s exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency, or index.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•

High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

237

•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if the value of collateral held by the Fund, including the value of the investments made with the cash received from the sale of securities, is less than the value of the securities sold by the Fund. These events could also trigger adverse tax consequences to the Fund.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a
238

forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Performance prior to June 24, 2019 reflects the Fund’s results when managed by the former sub-adviser, Goldman Sachs Asset Management, L.P. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 5.89%; Worst Quarter (ended 12/31/2016): -2.92%

239

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 6.02%; Worst Quarter (ended 12/31/2016): -2.86%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Fidelity Institutional Asset Management® Total Bond Fund (Class A)	8.41%	4.15%	3.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Fidelity Institutional Asset Management® Total Bond Fund (Class I)	8.66%	4.43%	4.16%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
FIAM LLC (“FIAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Alexandre Karam	June 2019	Portfolio Manager, FIAM
Jeffrey Moore	June 2019	Portfolio Manager, FIAM
Celso Munoz	June 2019	Portfolio Manager, FIAM
Ford O’Neil	June 2019	Portfolio Manager, FIAM
Michael Weaver	June 2019	Portfolio Manager, FIAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

240

Summary Prospectus – April 26, 2021

JNL/First Sentier Global Infrastructure Fund

(formerly, JNL/First State Global Infrastructure Fund)

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek total return through growth of capital and inflation-protected income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	1.15%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.85%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/First Sentier Global Infrastructure Fund Class A
1 year	3 years	5 years	10 years
$117	$365	$633	$1,398

JNL/First Sentier Global Infrastructure Fund Class I
1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

241

Period
1/1/2020 - 12/31/2020	78%

Principal Investment Strategies.

The Fund, under normal market conditions, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Fund’s sub-adviser, in which case the Fund would invest at least 30%) in non-U.S. infrastructure companies.

The Fund defines an infrastructure company as one that exhibits the characteristics of high barriers to entry, strong pricing power, predictable cash flows and sustainable growth. The Fund defines infrastructure assets, among other things, as the physical structures, networks and systems of transportation, energy, water, waste, and communication. Given the evolving nature of the global listed infrastructure market, the Fund may hold securities outside of the above sectors as long as they meet the Fund’s definition of an infrastructure company.

The equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of any size market capitalizations. The foreign securities in which the Fund may invest include, but not limited to, depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in initial public offerings (“IPOs”).

The Fund may invest without limit in stapled securities to gain exposure to infrastructure companies in Australia. The value of stapled securities and the income derived from them may fall as well as rise. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund.

The Fund may invest in real estate investment trusts (“REITs”) and limited partnerships and master limited partnerships (“MLPs”) listed on a domestic or foreign exchange that meet the Fund’s definition of an infrastructure company.

The Fund may invest in Rule 144A and Regulation S securities. Rule 144A securities are securities offered as exempt from registration with the Securities and Exchange Commission (“SEC”) but are typically treated as liquid securities because there is a market for such securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended.

The Fund’s investment strategy is based on active, bottom-up stock selection which seeks to identify mispricing. The strategy seeks to minimize risk through on-the-ground research, a focus on quality, and sensible portfolio construction.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Infrastructure companies risk – Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The

242

value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a

243

decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Stapled securities risk – A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are “stapled” together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.
•	Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.
•	Regulation S securities risk – Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
•	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
•	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.
244

•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to August 13, 2018 reflects the Fund’s results when managed by the former sub-adviser, Brookfield Investment Management, Inc. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

245

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 14.17%; Worst Quarter (ended 3/31/2020): -21.27%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 14.17%; Worst Quarter (ended 3/31/2020): -21.23%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (December 12, 2011)
JNL/First Sentier Global Infrastructure Fund (Class A)	-3.68%	7.20%	7.21%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	-6.49%	6.94%	6.60%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Class (December 12, 2011)
JNL/First Sentier Global Infrastructure Fund (Class I)	-3.40%	7.47%	7.46%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	-6.49%	6.94%	6.60%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
First Sentier Investors (Australia) IM Ltd (“First Sentier”)

246

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Andrew Greenup	August 2018	Deputy Head of Global Listed Infrastructure, First Sentier
Peter Meany	August 2018	Head of Global Listed Infrastructure, First Sentier

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

247

Summary Prospectus – April 26, 2021

JNL/Franklin Templeton Global Multisector Bond Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek total investment return consisting of a combination of interest income, capital appreciation, and currency gains.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	1.08%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	0.78%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Franklin Templeton Global Multisector Bond Fund Class A
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

JNL/Franklin Templeton Global Multisector Bond Fund Class I
1 year	3 years	5 years	10 years
$80	$249	$433	$966

248

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	50%

Principal Investment Strategies.

Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government agencies and government-related or corporate issuers located anywhere in the world, including developing markets (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures, and may be denominated and issued in the local currency or in another currency. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets will be invested in issuers located in at least three countries (including the U.S.); the Fund’s investments will generally be invested outside the United States. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities.

The Fund may buy bonds rated in any category, including securities in default. The Fund may invest in debt securities of any maturity or duration, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the Sub-Adviser’s outlook on changing market, economic, and political conditions.

The Fund may invest in fixed-income securities of any credit quality, including below investment grade or high-yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.

For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed-income instruments mentioned above. “Fixed-income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The result of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest/bond futures and interest rate swap agreements (which may include interest rate and credit default swaps). These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries, durations, or credit risks.

Franklin Advisers, Inc. (“Sub-Adviser”) allocates the Fund’s assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The Sub-Adviser may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the Sub-Adviser believes another security is a more attractive investment opportunity.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

Investments in equity and equity-related securities in the Greater China region and India will expose the Fund to that country’s market, currency, and other risks, including volatility and structural risks. As a result, investments in the Greater China region and India may be volatile.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

249

•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
•	Non-hedging foreign currency trading risk – The Fund may engage in forward foreign currency transactions for speculative purposes. The Fund’s investment manager may purchase or sell foreign currencies through the use of forward contracts based on the investment manager’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the investment manager seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Sub-Adviser’s expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

250

•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may not receive any income from such investments. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.
•	China and India country specific risks – Investments in equity and equity-related securities in the Greater China region and India will expose the Fund to that country’s market, currency, and other risks, including volatility and structural risks. As a result, investments in the Greater China region and India may be volatile.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

251

•	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
•	Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.
•	Currency transaction risk – Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts may not be guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.
•	Foreign exchange and currency derivatives trading risk – The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund. The trading of foreign currencies directly generates risks separate from those associated with inactive or indirect exposures to non-U.S. dollar denominated instruments and currency derivative instruments. Specifically, the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-U.S. dollar-denominated assets.
•	Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

252

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.
•	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund was combined with JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (the “Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

253

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 3/31/2012): 7.05%; Worst Quarter (ended 3/31/2020): -7.00%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 3/31/2012): 7.15%; Worst Quarter (ended 3/31/2020): -6.93%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (December 12, 2011)
JNL/Franklin Templeton Global Multisector Bond Fund (Class A)	-6.70%	0.40%	1.99%
Bloomberg Barclays Multiverse Bond Index (reflects no deduction for fees, expenses, or taxes)	9.02%	4.99%	2.75%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Class (December 12, 2011)
JNL/Franklin Templeton Global Multisector Bond Fund (Class I)	-6.40%	0.69%	2.23%
Bloomberg Barclays Multiverse Bond Index (reflects no deduction for fees, expenses, or taxes)	9.02%	4.99%	2.75%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc. (“Franklin Advisers”)

254

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Hasenstab, Ph.D.	2011	Executive Vice President, Portfolio Manager, Chief Investment Officer, Franklin Advisers
Christine Yuhui Zhu	April 2014	Vice President, Portfolio Manager, Director of Portfolio Construction and Quantitative Analysis, Franklin Advisers

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

255

Summary Prospectus – April 26, 2021

JNL/Franklin Templeton Growth Allocation Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term total return that is consistent with an acceptable level of risk.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses[3]	1.03%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.03%
Total Annual Fund Operating Expenses[3]	0.73%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Franklin Templeton Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$105	$328	$569	$1,259

256

JNL/Franklin Templeton Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$75	$233	$406	$906

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	81%

Principal Investment Strategies.

The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries.

Under normal market conditions, Franklin Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), uses a flexible allocation approach when allocating the Fund’s assets among the broad asset classes of equity and fixed-income investments.

When selecting equity investments, the Sub-Adviser considers foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value).

When selecting fixed-income investments, the Sub-Adviser focuses primarily on maximizing income appropriate to the Fund’s risk profile and considers the duration and maturity of its investments. The Fund may also invest in fixed income securities of any credit rating, including below investment grade or “junk” bonds.

In determining an optimal mix of the equity and fixed income asset classes for the Fund, the Sub-Adviser assesses changing economic, market and industry conditions. The Sub-Adviser allocates among strategies using a top-down approach, taking into account market conditions, risk factors, diversification, liquidity, transparency and other investment options, among other things.

As part of these equity and fixed-income investments, the Sub-Adviser may invest up to 10% of the Fund’s assets in mutual funds or exchange-traded funds (“ETFs”), including those advised by the Sub-Adviser or its affiliates. Such mutual funds or ETFs may invest in a variety of U.S. and foreign equity and fixed income securities of any rating that may employ a growth or value investment style.

The Fund may also invest in derivative instruments. The Fund regularly uses currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Fund also may, from time to time, use a variety of equity-related derivatives, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may, from time to time, use credit default swaps and options on credit default swaps and interest rate derivatives, including interest rate swaps and interest rate/bond futures contracts, and options on interest rate/bond futures and on interest rate swaps (swaptions) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries, currencies or durations.

Emerging markets countries are those countries that are in the initial stages of their industrial cycles.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

257

•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

258

•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to June 24, 2019 reflects the Fund’s results when the Fund did not have a sub-adviser and operated as a fund-of-funds. Effective June 24, 2019, the Fund is sub-advised and no longer operates as a fund-of-funds. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 50% S&P 500 Index, 25% MSCI All Country World ex USA Index (Net), 25% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

259

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 14.99%; Worst Quarter (ended 3/31/2020): -17.13%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 15.04%; Worst Quarter (ended 3/31/2020): -17.08%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Franklin Templeton Growth Allocation Fund (Class A)	11.28%	8.50%	7.46%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	11.27%	8.94%
50% S&P 500 Index, 25% MSCI All Country World Index ex USA Index (Net), 25% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	14.32%	11.15%	9.29%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	10.65%	8.93%	4.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

260

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Franklin Templeton Growth Allocation Fund (Class I)	11.61%	6.49%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	10.10%
50% S&P 500 Index, 25% MSCI All Country World Index ex USA Index (Net), 25% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	14.32%	10.70%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	10.65%	5.89%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc. (“Franklin Advisers”)

Sub-Sub-Adviser:
Templeton Global Advisors Limited

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Tom Nelson, CFA, CAIA	June 2019	Senior Vice President, Franklin Advisers
Wylie Tollette, CFA, CAIA	June 2019	Executive Vice President, Franklin Advisers
Edward D. Perks, CFA	June 2019	President, Franklin Advisers CIO, Franklin Templeton Multi-Asset Solutions

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

261

Summary Prospectus – April 26, 2021

JNL/Franklin Templeton Income Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to maximize income while maintaining prospects for capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.94%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.64%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Franklin Templeton Income Fund Class A
1 year	3 years	5 years	10 years
$96	$300	$520	$1,155

JNL/Franklin Templeton Income Fund Class I
1 year	3 years	5 years	10 years
$65	$205	$357	$798

262

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	49%

Principal Investment Strategies.

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund has significant ability to invest in a broad range of investments and may shift its investments from one asset class to another based on the Sub-Adviser’s analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stock, including those with dividend yields the Sub-Adviser believes are attractive. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, and shorter term instruments. Bond investments may include U.S. and foreign corporate debt, U.S. Treasuries and foreign government bonds. The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as “junk bonds”), including a portion in defaulted securities. The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The Fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts. The Fund may lend its securities to increase its income.

The Fund may, from time to time, use a variety of equity-related derivatives and complex equity securities, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes, options on equity index futures and equity-linked notes, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may use interest rate-related derivatives, including interest rate swaps and interest rate and/or bond futures contracts (including U.S. Treasury futures contracts) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The Fund also may, from time to time, use currency-related derivatives, such as forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks, and credit-related derivatives, such as credit default swaps and options on credit default swaps, to hedge (protect) against credit risks. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries or durations.

The Fund’s Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the Sub-Adviser considers a variety of factors.

The Fund may invest up to 25% of its net assets in equity-linked notes. Equity-linked notes are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form. The Fund may also buy and sell exchange-traded funds (“ETFs”) and options on ETFs.

When choosing equity investments for the Fund, the Sub-Adviser applies a “bottom-up,” value oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, profit margins and liquidity value.

The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that

263

affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Equity-linked notes (ELNs) risk – Investing in investment funds may be more costly to the Fund than if the Fund had invested in the underlying securities directly. ELNs may not perform as expected and could cause the Fund to realize significant losses including its entire principal investment. Other risks include counterparty risk, liquidity risk and imperfect correlation between ELNs and the underlying securities.

264

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.

265

•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

266

Consistent with the Fund’s principal investment strategies, the Fund uses the 50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 9.77%; Worst Quarter (ended 3/31/2020): -15.98%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 9.81%; Worst Quarter (ended 3/31/2020): -15.94%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Franklin Templeton Income Fund (Class A)	0.87%	7.05%	5.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	4.03%	9.64%	8.79%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	1.36%	10.52%	10.74%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	6.17%	8.43%	6.62%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Franklin Templeton Income Fund (Class I)	1.15%	7.31%	6.08%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	4.03%	9.64%	8.79%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	1.36%	10.52%	10.74%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	6.17%	8.43%	6.62%

267

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc. (“Franklin Advisers”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Edward D. Perks, CFA	2006	President, Franklin Advisers CIO, Franklin Templeton Multi-Asset Solutions
Brendan Circle, CFA	2018	Portfolio Manager and Research Analyst, Franklin Advisers
Todd Brighton, CFA	February 2020	Senior Vice President and Portfolio Manager, Franklin Advisers

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

268

Summary Prospectus – April 26, 2021

JNL/GQG Emerging Markets Equity Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	1.36%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	1.06%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/GQG Emerging Markets Equity Fund Class A
1 year	3 years	5 years	10 years
$138	$431	$745	$1,635

JNL/GQG Emerging Markets Equity Fund Class I
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	102%

269

Principal Investment Strategies.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of emerging market companies.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For purposes of the Fund’s 80% investment policy, however, equity securities also include depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. Certain instruments in which the Fund invests may be illiquid or thinly-traded securities. The Fund may invest in exchange traded funds (“ETFs”), including commodity ETFs that provide exposure to or invest in gold.

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund considers a company to be an emerging market company if: (i) at least 50% of the company’s assets are located in emerging market countries; (ii) at least 50% of the company’s revenue is generated in emerging market countries; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; (iv) the company’s securities are traded principally in an emerging market country; or (v) GQG Partners LLC (“Sub-Adviser”) otherwise believes that the company’s assets are exposed to the economic fortunes and risks of emerging market countries (because, for example, the Sub-Adviser believes that the company’s growth is dependent on emerging market countries). The Fund considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund’s benchmark index provider in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe. From time to time, the Fund may focus its investments in a particular country or geographic region.

In managing the Fund’s investments, the Sub-Adviser pursues a “growth style” of investing through which it seeks to capture market upside while limiting downside risk through full market cycles by combining a rigorous screening process with fundamental analyses to seek to identify and invest in companies that the Sub-Adviser believes have favorable long-term economic prospects. Specifically, the Sub-Adviser seeks to buy companies that it believes are reasonably priced, have strong fundamental business characteristics, sustainable relative earnings growth and the ability to outperform peers over a full market cycle, and can sustain the value of their securities in a market downturn, while the Sub-Adviser seeks to avoid investments in companies that it believes have low profit margins or unwarranted leverage. The Sub-Adviser may sell a company if it believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Sub-Adviser has otherwise lost conviction in the company. The Sub-Adviser may also sell a company if the company has met its price target or is involved in a business combination, if the Sub-Adviser identifies a more attractive investment opportunity, or the Sub-Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

270

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.

271

•	Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

•	Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note’s performance may differ from the underlying security’s performance. Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
•	Commodity ETF risk – In addition to the risks described under “exchange-traded funds investing risk,” the value of the Fund’s investment in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

272

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 23.01%; Worst Quarter (ended 3/31/2020): -19.76%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 23.19%; Worst Quarter (ended 3/31/2020): -19.72%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/GQG Emerging Markets Equity Fund (Class A)	33.12%	11.83%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.31%	7.39%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/GQG Emerging Markets Equity Fund (Class I)	33.55%	12.17%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.31%	7.39%

273

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
GQG Partners, LLC (“GQG”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Rajiv Jain	September 2017	Chairman and Chief Investment Officer, GQG
Sudarshan Murthy, CFA	September 2019	Senior Investment Analyst and Deputy Portfolio Manager, GQG

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

274

Summary Prospectus – April 26, 2021

JNL/Harris Oakmark Global Equity Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	1.14%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.84%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Harris Oakmark Global Equity Fund Class A
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

JNL/Harris Oakmark Global Equity Fund Class I
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	34%

275

Principal Investment Strategies.

Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund’s non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund’s sub-adviser, Harris Associate L.P.’s (“Sub-Adviser”), considers developed or emerging markets to be those classified as emerging or frontier markets by MSCI, which are generally located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with Sub-Adviser estimate of the company’s intrinsic value. By “intrinsic value,” the Sub-Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Fund’s Sub-Adviser believes that investing in securities priced significantly below what the Sub-Adviser believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objective.

The Sub-Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Sub-Adviser believes are the companies’ intrinsic values. In assessing such companies, the Sub-Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) a high level of ownership by management.

In making its investment decisions, the Sub-Adviser uses a “bottom-up” approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Sub-Adviser uses independent, in-house research to analyze each company. The Sub-Adviser does not rely upon recommendations generated from other brokerage investment firms, generally referred to as the “Street.” As part of this selection process, the Sub-Adviser’s analysts typically visit companies and conduct other research on the companies and their industries.

Once the Sub-Adviser identifies a stock that it believes is selling at a significant discount compared to the Sub-Adviser’s estimate of the company’s intrinsic value and the company has one or more of the additional qualities mentioned above, the Sub-Adviser may consider buying that stock for the Fund. The Sub-Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Sub-Adviser sets specific “buy” and “sell” targets for each stock held by the Fund. The Sub-Adviser also monitors each holding and adjusts these price targets as warranted to reflect changes in a company’s fundamentals.

The Sub-Adviser believes that holding a relatively small number of stocks allows its “best ideas” to have a meaningful impact on the Fund’s performance. Therefore, the Fund’s portfolio typically holds thirty to sixty stocks, and as a result, a significant percentage of the Fund’s total assets may at times be invested in a particular region, sector or industry.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments,

276

such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

277

•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective September 25, 2017, the Fund was combined with JNL/Red Rocks Listed Private Equity Fund (the “Acquired Fund”) with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 26.42%; Worst Quarter (ended 3/31/2020): -32.09%

278

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 26.64%; Worst Quarter (ended 3/31/2020): -32.06%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (April 27, 2015)
JNL/Harris Oakmark Global Equity Fund (Class A)	11.25%	9.10%	5.69%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	15.90%	12.19%	9.35%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Harris Oakmark Global Equity Fund (Class I)	11.68%	4.48%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	15.90%	11.58%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Harris Associates L.P. (“Harris”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Anthony P. Coniaris, CFA	January 2017	Co-Chairman, Portfolio Manager, Harris
David G. Herro, CFA	April 2015	Deputy Chairman, Portfolio Manager and Chief Investment Officer – International Equities, Harris
Michael L. Manelli, CFA	April 2016	Vice President, Portfolio Manager and Analyst, Harris

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

279

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

280

Summary Prospectus – April 26, 2021

JNL/Heitman U.S. Focused Real Estate Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek to achieve long-term total return.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	1.10%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.80%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Heitman U.S. Focused Real Estate Fund Class A
1 year	3 years	5 years	10 years
$112	$350	$606	$1,340

JNL/Heitman U.S. Focused Real Estate Fund Class I
1 year	3 years	5 years	10 years
$82	$255	$444	$990

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	256%

281

Principal Investment Strategies.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). The Fund’s investments in equity securities may include common stocks, preferred stocks, and securities offered in initial public offerings (“IPOs”). The Fund may invest in these equity securities directly or indirectly through investments in other investment companies, including exchange-traded funds (“ETFs”). The Fund defines a real estate company as any company that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. The Fund considers a real estate company to be operating in the United States if the real estate company: (i) is organized in the United States, (ii) trades principally in a United States market, or (iii) derives at least 50% of its revenue from or has at least 50% of its assets located in, the United States. The Fund typically invests in equity securities issued by small to medium capitalization real estate companies, but the Fund’s investments are not limited to a particular capitalization range.

Heitman Real Estate Securities LLC, the Fund’s sub-adviser (“Sub-Adviser”) makes investment decisions through a bottom-up strategy, focusing on individual security selection. To guide the portfolio construction process, the Sub-Adviser incorporates both quantitative and qualitative analysis in real estate securities. The Sub-Adviser analyzes factors such as management, financial condition, cash flow, and company’s growth potential estimates to select companies in the real estate industry that it believes will make attractive long-term investments. The research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector variety, liquidity and other factors are considered and drive the Sub-Adviser’s investment decisions.

The Fund may sell securities regardless of how long they have been held if the Sub-Adviser determines that a current position has become overvalued relative to its peers, if a company makes a strategic decision with which the Sub-Adviser disagrees, if the Sub-Adviser finds an opportunity that they believe is more compelling, or if the Sub-Adviser’s outlook on the company or market changes. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

282

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Funds may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

283

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 3/31/2019): 16.19%; Worst Quarter (ended 3/31/2020): -25.30%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 3/31/2019): 16.28%; Worst Quarter (ended 3/31/2020): -25.28%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (August 13, 2018)
JNL/Heitman U.S. Focused Real Estate Fund (Class A)	-4.14%	5.16%
MSCI U.S. REIT Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-7.57%	3.71%

284

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (August 13, 2018)
JNL/Heitman U.S. Focused Real Estate Fund (Class I)	-3.89%	5.46%
MSCI U.S. REIT Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-7.57%	3.71%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Heitman Real Estate Securities LLC (“Heitman”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Jerry Ehlinger, CFA	August 2018	Senior Managing Director, Chief Investment Officer, Public Securities Group Head, Heitman
Jeffrey Yurk, CFA	April 2020	Senior Vice President, Portfolio Manager – North America, Heitman
Charles Harbin, CFA	April 2020	Senior Vice President, Portfolio Manager – North America, Heitman
Mathew Spencer	April 2020	Senior Vice President, Global Portfolio Manager, Heitman

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

285

Summary Prospectus – April 26, 2021

JNL/Invesco Diversified Dividend Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term growth of capital and, secondarily, current income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.99%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.69%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Invesco Diversified Dividend Fund Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

JNL/Invesco Diversified Dividend Fund Class I
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

286

Period
1/1/2020 - 12/31/2020	9%

Principal Investment Strategies.

The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund invests in securities that Invesco Advisers, Inc. (“Invesco” or “Sub-Adviser”) believes are undervalued based on various valuation measures.

The Fund may invest up to 25% of its net assets in securities of foreign issuers.

In selecting investments, Invesco seeks to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, Invesco estimates a target price for each security over a 2-3 year investment horizon. Invesco seeks to manage risk by utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, Invesco seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. Invesco then constructs a portfolio that it believes provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

Invesco maintains a rigorous sell discipline and considers selling or trimming a position in a stock when it no longer materially meets Invesco’s investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

287

•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the S&P 500 Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 13.86%; Worst Quarter (ended 3/31/2020): -23.81%

288

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 13.94%; Worst Quarter (ended 3/31/2020): -23.81%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/Invesco Diversified Dividend Fund (Class A)	0.61%	5.57%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	0.95%	7.12%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Invesco Diversified Dividend Fund (Class I)	0.86%	5.90%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	0.95%	7.12%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Meggan Walsh, CFA*	September 2017	Senior Portfolio Manager (Lead Manager), Invesco
Robert Botard, CFA	September 2017	Portfolio Manager, Invesco
Caroline Le Feuvre	June 2020	Portfolio Manager, Invesco
Chris McMeans, CFA	September 2017	Portfolio Manager, Invesco
Peter Santoro, CFA	March 2021	Senior Portfolio Manager (Lead Manager), Invesco

* Effective June 30, 2021, Ms. Walsh will be removed as a portfolio manager for the Fund.

289

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

290

Summary Prospectus – April 26, 2021

JNL/Invesco Global Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.95%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.65%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Invesco Global Growth Fund Class A
1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

JNL/Invesco Global Growth Fund Class I
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	10%

291

Principal Investment Strategies.

The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-capitalization companies.

The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. OTC markets are considered “foreign securities” for the purposes of the Fund’s investment allocations.

Invesco Advisers, Inc. (“Sub-Adviser”) primarily looks for quality companies, regardless of domicile, that have sustainable growth. The investment approach combines a thematic approach to investment idea generation with bottom-up, fundamental company analysis. The Sub-Adviser seeks to identify secular changes in the world and looks for pockets of durable change that the Sub-Adviser believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The Sub-Adviser does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the Sub-Adviser employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics the Sub-Adviser seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the Sub-Adviser believes will enable the company to fund its own growth. These criteria may vary. The Sub-Adviser also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.

The Sub-Adviser has a long-term investment horizon of typically three to five years. The Sub-Adviser also has a contrarian buy discipline; the Sub-Adviser buys common stocks of high-quality companies that fit the investment criteria when the valuations, at the time of purchase, underestimate what the Sub-Adviser believes are their long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to what the Sub-Adviser believes is an attractive investment opportunity. The Sub-Adviser monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

292

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK

293

and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

•	Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. If the Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply.
•	Cyclical opportunities risk – The Fund may invest in stocks of a company in an effort to take tactical advantage of an anticipated event in that company’s business cycle which evidences growth potential, short-term market movements or changes affecting particular issuers or industries. If the anticipated event does not occur, the value of the stock could fall, which in turn could depress the Fund’s share prices.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

294

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 26.07%; Worst Quarter (ended 3/31/2020): -21.78%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 26.24%; Worst Quarter (ended 3/31/2020): -21.78%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class A)	28.17%	14.76%	11.39%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class I)	28.51%	15.07%	11.64%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%

295

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
John Delano, CFA	April 2017	Portfolio Manager, Invesco

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

296

Summary Prospectus – April 26, 2021

JNL/Invesco International Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term growth of capital.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.99%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.69%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Invesco International Growth Fund Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

JNL/Invesco International Growth Fund Class I
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

297

Period
1/1/2020 - 12/31/2020	57%

Principal Investment Strategies.

The Fund seeks to achieve its objective by primarily investing in equity securities and depositary receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries in the developed markets of Western Europe and the Pacific Basin. The Fund may also invest no more than 40% of its total assets in emerging markets securities. Emerging markets countries are those countries that are generally in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2020, the capitalization of companies in the Russell 1000® Index ranged from $624 million to $2,252.6 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2020, the capitalization of companies in the Russell Midcap® Index ranged from $624 million to $59.7 billion.

The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and The Shenzhen Stock Exchange).

The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated, though the Fund has typically not used these instruments.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The use of such futures contracts is primarily intended to manage cash balances on a short-term basis, though the managers may on occasion use such instruments, where appropriate, to manage other elements of the Fund. A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. The strategy primarily focuses on identifying issuers that the Sub-Adviser believes have sustainable above-average earnings growth, efficient capital allocation, and attractive prices. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The Sub-Adviser may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

298

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the

299

costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
•	Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. If the Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

300

•	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
•	Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.
•	Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

301

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 18.39%; Worst Quarter (ended 3/31/2020): -22.16%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 18.47%; Worst Quarter (ended 3/31/2020): -22.06%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Invesco International Growth Fund (Class A)	13.78%	8.55%	6.62%
MSCI All Country World ex USA Growth Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.20%	11.97%	6.94%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Invesco International Growth Fund (Class I)	14.15%	8.84%	6.87%
MSCI All Country World ex USA Growth Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.20%	11.97%	6.94%

302

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Clas Olsson	2007	Portfolio Manager, Invesco
Matthew Dennis	2007	Portfolio Manager, Invesco
Mark Jason	2011	Portfolio Manager, Invesco
Richard Nield	2013	Portfolio Manager, Invesco
Brent Bates	2013	Portfolio Manager, Invesco

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

303

Summary Prospectus – April 26, 2021

JNL/Invesco Small Cap Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term growth of capital.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	1.06%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.76%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Invesco Small Cap Growth Fund Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

JNL/Invesco Small Cap Growth Fund Class I
1 year	3 years	5 years	10 years
$78	$243	$422	$942

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	51%

304

Principal Investment Strategies.

The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of small-capitalization companies, at the time of purchase. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2020, the market capitalization resulting from this formula was $7.3 billion.

The Fund may also invest up to 25% of its total assets in foreign securities. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations in other market capitalization ranges. The Fund may invest up to 15% of its net assets in real estate investment trusts.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.

305

•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

306

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 34.29%; Worst Quarter (ended 3/31/2020): -21.67%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 34.40%; Worst Quarter (ended 3/31/2020): -21.64%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Invesco Small Cap Growth Fund (Class A)	56.51%	19.78%	15.54%
MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	33.90%	18.32%	14.49%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Invesco Small Cap Growth Fund (Class I)	56.98%	20.10%	15.81%
MSCI USA Small Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	33.90%	18.32%	14.49%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

307

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Juan Hartsfield	2004	Lead Portfolio Manager, Invesco
Clay Manley	2008	Portfolio Manager, Invesco
Justin Sander	April 2020	Portfolio Manager, Invesco

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

308

Summary Prospectus – April 26, 2021

JNL/JPMorgan Global Allocation Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to maximize long-term total return.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2,3]	0.17%
Acquired Fund Fees and Expenses[4]	0.01%
Total Annual Fund Operating Expenses[5]	1.08%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes the costs associated with the Fund’s short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.01%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund’s actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[5]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2,3]	0.18%
Acquired Fund Fees and Expenses[4]	0.01%
Total Annual Fund Operating Expenses[5]	0.79%

309

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes the costs associated with the Fund’s short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.01%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund’s actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[5]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/JPMorgan Global Allocation Fund Class A
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

JNL/JPMorgan Global Allocation Fund Class I
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	138%

Principal Investment Strategies.

In seeking to achieve its investment objective, the Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. J.P. Morgan Investment Management Inc. (“JPMorgan” or the “Sub-Adviser”) uses a flexible asset allocation approach in constructing the Fund’s portfolio.

Under normal circumstances, the Fund will invest at least 40% of its total assets in countries other than the United States unless JPMorgan determines that conditions are not favorable. If JPMorgan determines that conditions are not favorable, the Fund may invest under 40% of its total assets in non-U.S. countries provided that the Fund will not invest less than 30% of its total assets in non-U.S. countries under normal circumstances except for temporary defensive purposes. JPMorgan will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Fund will invest across the full range of asset classes.

The Fund’s equity investments may include common stock, preferred stock, exchange traded funds (“ETFs”), convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (“MLPs”), and other unaffiliated mutual funds and ETFs advised by JPMorgan (“JPMorgan Funds”) and, for the limited purposes described below, market cap weighted index ETFs that are managed by investment advisers that are unaffiliated with JPMorgan (“Unaffiliated Passive ETFs”, and together with JPMorgan Funds, the “Underlying Funds”). The Fund is generally unconstrained by any particular capitalization with regard to its equity investments.

The Fund’s fixed income investments may include bank obligations, convertible securities, U.S. Government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non-governmental entities), domestic and foreign corporate bonds, high yield securities (“junk bonds”), loan assignments and participations, debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (“TIPS”), JPMorgan Funds, and, for the limited purposes described below, Unaffiliated Passive ETFs. The Fund is generally unconstrained with regard to the duration of its fixed income investments.

310

The Fund’s alternative investments include securities that are not a part of the Fund’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), JPMorgan Funds, ETFs, exchange traded notes (“ETNs”), exchange-traded commodities (“ETCs”), and, for the limited purposes described below, Unaffiliated Passive ETFs. The investments in this asset class may give the Fund exposure to: market neutral strategies, long/short strategies, real estate (including real estate investment trusts (“REITS”)), currencies, and commodities.

To the extent the Fund invests in the Underlying Funds, JPMorgan expects to select JPMorgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. JPMorgan also generally expects to select a JPMorgan ETF unless JPMorgan determines the investment is not available to or appropriate for the Fund. To the extent JPMorgan determines that an investment in a JPMorgan ETF is not available to or appropriate for the Fund, only then will JPMorgan consider investing in an Unaffiliated Passive ETF. JPMorgan expects that, to the extent the Fund invests in ETFs, JPMorgan will primarily invest in passive ETFs. A “passive ETF” is a registered investment company that seeks to track the performance of a particular market security or index. The index may be a broad-based market index or it may relate to particular sectors, markets, regions or industries.

The Fund may also hold cash and cash equivalents.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, may also be used as substitutes for securities in which the Fund can invest. For example, in implementing equity market neutral strategies and macro-based strategies, the Fund may use a total return swap to establish both long and short positions in order to gain the desired exposure rather than physically purchasing and selling short each instrument. The Fund may use futures contracts, options, forwards, and swaps to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund’s gain. The Fund may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps, and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Fund does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.

The Fund may invest in securities denominated in any currency. The Fund may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar. The Fund may engage in short sales.

The Fund will likely engage in active and frequent trading.

Jackson National Asset Management, LLC (“JNAM”) manages certain private investments held by the Fund. As of the date of this prospectus, it is contemplated that the duration of JNAM’s involvement in managing these private investments will be for however long it takes the Fund to sell such private investments.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor

311

sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

312

•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Exchange-traded note risk – The value of an exchange-traded note (“ETN”) may be influenced by maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.
•	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

313

•	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
•	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

314

•	Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
•	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
•	Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. As a result, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
•	Privately placed securities risk – The Fund’s investments may also include privately-placed securities, which are subject to resale restrictions. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquid nature of the market for privately placed securities, as well as the lack of publicly available information regarding these securities, may also adversely affect the Fund’s ability to fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the

315

liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Performance prior to June 24, 2019 reflects the Fund’s results when managed by the former sub-adviser, AllianceBernstein L.P. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund was combined with JNL/FPA + DoubleLine® Flexible Allocation Fund (the “Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund’s principal investment strategies, the Fund’s uses the 60% MSCI World Index (Net), 40% Bloomberg Barclays Global Aggregate Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 13.26%; Worst Quarter (ended 3/31/2020): -15.74%

316

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 13.32%; Worst Quarter (ended 3/31/2020): -15.66%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (April 28, 2014)
JNL/JPMorgan Global Allocation Fund (Class A)	11.70%	7.66%	5.85%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	15.90%	12.19%	9.42%
60% MSCI World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.86%	9.45%	6.91%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	9.20%	4.79%	2.67%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/JPMorgan Global Allocation Fund (Class I)	12.05%	7.35%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	15.90%	11.58%
60% MSCI World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.86%	9.08%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	9.20%	4.57%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc. (“JPMorgan”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Eric J. Bernbaum	June 2019	Executive Director, JPMorgan
Jeffrey A. Geller	June 2019	Managing Director, JPMorgan
Grace Koo	June 2019	Executive Director, JPMorgan
Michael Feser	January 2021	Managing Director, JPMorgan
Philip Camporeale	January 2021	Managing Director, JPMorgan
William Harding, CFA	April 2021	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2021	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2021	Portfolio Manager, JNAM

317

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

318

Summary Prospectus – April 26, 2021

JNL/JPMorgan Hedged Equity Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek to provide capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.17%
Total Annual Fund Operating Expenses	0.97%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund’s actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2]	0.17%
Total Annual Fund Operating Expenses	0.67%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund’s actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/JPMorgan Hedged Equity Fund Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

JNL/JPMorgan Hedged Equity Fund Class I
1 year	3 years	5 years	10 years
$68	$214	$373	$835

319

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	76%

Principal Investment Strategies.

The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in an “enhanced index,” which primarily consist of common stocks of medium to large capitalization companies in the S&P 500 Index. The enhanced index is a portfolio benchmarked to the S&P 500 Index, subject to constraints based on tracking error, individual name holdings, and sector. Because the Fund uses an “enhanced index” strategy, not all of the stocks in the S&P 500 Index (“Index”), its primary benchmark, are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the Index. The Fund will also systematically purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay known as a “put/spread collar” strategy. The options may be based on the Index or on exchange-traded funds (“ETFs”) that replicate the Index (“S&P 500 ETFs”). The combination of the diversified portfolio of equity securities, the downside hedge from long index put options, and the income from the short index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk-adjusted return over a full market cycle relative to the Index with lower volatility than traditional long-only equity strategies. The “put/spread collar” strategy is designed to provide a continuous market hedge for the portfolio (i.e., to minimize loss).

The Fund’s combination of a diversified equity portfolio, with the “put/spread collar” options overlay strategy is designed to provide greater market protection than other equity investments, but may not always do so, particularly in rising equity markets when the Fund may underperform traditional equity strategies. In addition, as a result of the structure of the options overlay strategy, the Fund is not expected to provide market protection during times of low market volatility; during such periods, the Fund is expected to perform in line with broad equity markets.

The Fund may use futures contracts, primarily futures on indices, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

320

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
•	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

321

Effective April 27, 2020, the Fund was combined with the JNL/FAMCO Flex Core Covered Call Fund (the “Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund’s principal investment strategies, the Fund uses the S&P 500 Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 8.82%; Worst Quarter (ended 3/31/2020): -4.72%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 8.88%; Worst Quarter (ended 3/31/2020): -4.70%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (August 13, 2018)
JNL/JPMorgan Hedged Equity Fund (Class A)	13.80%	9.07%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	-2.75%	0.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	14.74%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (August 13, 2018)
JNL/JPMorgan Hedged Equity Fund (Class I)	14.08%	9.38%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	-2.75%	0.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	14.74%

322

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc. (“JPMorgan”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Hamilton Reiner	August 2018	Managing Director, JPMorgan
Raffaele Zingone	August 2018	Managing Director, JPMorgan

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

323

Summary Prospectus – April 26, 2021

JNL/JPMorgan MidCap Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek capital growth over the long-term.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.90%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.60%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/JPMorgan MidCap Growth Fund Class A
1 year	3 years	5 years	10 years
$92	$287	$498	$1,108

JNL/JPMorgan MidCap Growth Fund Class I
1 year	3 years	5 years	10 years
$61	$192	$335	$750

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	60%

324

Principal Investment Strategies.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase. As of December 31, 2020, the market capitalization range for the Russell MidCap Growth Index was $0.6 billion to $59.7 billion.

The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may also invest up to 20% of its total assets in all types of foreign securities.

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

325

•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 32.46%; Worst Quarter (ended 9/30/2011): -22.42%

326

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 32.54%; Worst Quarter (ended 9/30/2011): -22.36%

Average Annual Total Returns as of 12/31/2020

	1 year	5 year	10 year
JNL/JPMorgan MidCap Growth Fund (Class A)	47.97%	20.67%	16.37%
MSCI USA Mid Cap Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	41.97%	18.01%	14.82%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/JPMorgan MidCap Growth Fund (Class I)	48.43%	20.99%	16.54%
MSCI USA Mid Cap Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	41.97%	18.01%	14.82%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc. (“JPMorgan”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Tim Parton	2007	Managing Director, JPMorgan
Felise Agranoff	December 2015	Managing Director, JPMorgan

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.

327

You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

328

Summary Prospectus – April 26, 2021

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to obtain a high level of current income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.27%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.69%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses = (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.27%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.39%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/JPMorgan U.S. Government & Quality Bond Fund Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

JNL/JPMorgan U.S. Government & Quality Bond Fund Class I
1 year	3 years	5 years	10 years
$40	$125	$219	$493

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

329

Period
1/1/2020 - 12/31/2020	46%

Principal Investment Strategies.

The Fund under normal circumstances invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. Government (which may not be backed by the U.S. Government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. Government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. J.P. Morgan Investment Management Inc. (“Sub-Adviser”) actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection. Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors. The Fund may also invest in high-quality corporate debt securities. All securities in the Fund are investment grade at the time of purchase.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

330

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 9/30/2011): 5.69%; Worst Quarter (ended 12/31/2016): -3.26%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 9/30/2011): 5.82%; Worst Quarter (ended 12/31/2016): -3.22%

Average Annual Total Returns as of 12/31/2020

	1 year	5 year	10 year
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	6.95%	3.53%	3.30%
Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	7.94%	3.76%	3.26%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class I)	7.22%	3.79%	3.53%
Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	7.94%	3.76%	3.26%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc. (“JPMorgan”)

331

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Sais	2007	Managing Director, JPMorgan
Robert Manning	2013	Managing Director, JPMorgan

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

332

Summary Prospectus – April 26, 2021

JNL/JPMorgan U.S. Value Fund

(formerly, JNL/JPMorgan Growth & Income Fund)

Class A

Class I

Investment Objective.

The investment objective of the Fund is capital growth over the long-term.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses[2]	0.91%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses[2]	0.60%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/JPMorgan U.S. Value Fund Class A
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

JNL/JPMorgan U.S. Value Fund Class I
1 year	3 years	5 years	10 years
$61	$192	$335	$750

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

333

Period
1/1/2020 - 12/31/2020	79%

Portfolio turnover for the period of January 1, 2020 to April 26, 2020 is from the prior sub-adviser, Franklin Mutual Advisers, LLC.

Principal Investment Strategies.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the MSCI USA Value Index (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2020, the market capitalizations of the companies in the Index ranged from $2.58 billion to $414 billion.

The Fund may sell a security for several reasons, including a change in the company’s fundamentals or if the Sub-Adviser believes the security is no longer attractively valued. Investments may also be sold if the Sub-Adviser identifies a stock that it believes offers a better investment opportunity.

While common stocks are the Fund’s primary investment, the Fund may also invest in real estate investment trusts (“REITs”) and depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments,

334

such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to April 27, 2020 reflects the Fund’s results when managed by the former sub-adviser, Franklin Mutual Advisers, LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund was combined with JNL/PPM America Value Equity Fund (the “Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 15.79%; Worst Quarter (ended 3/31/2020): -29.39%

335

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 15.84%; Worst Quarter (ended 3/31/2020): -29.31%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/JPMorgan U.S. Value Fund (Class A)	-3.78%	6.12%	7.15%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	0.95%	9.70%	10.45%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/JPMorgan U.S. Value Fund (Class I)	-3.57%	6.39%	7.40%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	0.95%	9.70%	10.45%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc. (“JPMorgan”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Clare A. Hart	April 2020	Managing Director, JPMorgan
Andrew Brandon	April 2020	Managing Director, JPMorgan
David Silberman	April 2020	Managing Director, JPMorgan

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

336

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

337

Summary Prospectus – April 26, 2021

JNL/Lazard International Strategic Equity Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.17%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.87%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Lazard International Strategic Equity Fund Class A
1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

JNL/Lazard International Strategic Equity Fund Class I
1 year	3 years	5 years	10 years
$89	$278	$482	$1,073

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

338

Period
1/1/2020 - 12/31/2020	44%

Principal Investment Strategies.

Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any amount of borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values. The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Sub-Adviser believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, the Sub-Adviser believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities balanced by financial productivity.

As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may also invest in other developed countries, including Canada, that are not represented in the index.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

339

•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

340

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Lazard International Strategic Equity Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 17.67%; Worst Quarter (ended 3/31/2020): -23.09%

341

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 17.81%; Worst Quarter (ended 3/31/2020): -23.04%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (April 29, 2013)
JNL/Lazard International Strategic Equity Fund (Class A)	13.03%	8.54%	7.95%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.52%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Lazard International Strategic Equity Fund (Class I)	13.40%	9.27%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	5.24%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC (“Lazard”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
John R. Reinsberg	April 2013	Deputy Chairman, Lazard
Mark Little	April 2013	Managing Director and Portfolio Manager/Analyst, Lazard
Michael A. Bennett	April 2013	Managing Director and Portfolio Manager/Analyst, Lazard
Robin O. Jones	April 2013	Managing Director and Portfolio Manager/Analyst, Lazard

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

342

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

343

Summary Prospectus – April 26, 2021

JNL/Loomis Sayles Global Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term growth of capital.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	1.01%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.71%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Loomis Sayles Global Growth Fund Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

JNL/Loomis Sayles Global Growth Fund Class I
1 year	3 years	5 years	10 years
$73	$227	$395	$883

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	33%

344

Principal Investment Strategies.

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s “country of risk” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the MSCI Emerging & Frontier Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

The Fund normally invests across a wide range of sectors and industries. Loomis, Sayles & Company, L.P., the Fund’s sub-adviser (“Sub-Adviser”) employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be).

The Fund will consider selling a portfolio investment when the Sub-Adviser believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the Sub-Adviser deems appropriate.

The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). Under normal market conditions, the Sub-Adviser does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

345

•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

346

•	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Leverage risk – Certain derivative transactions involve the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund was combined with the JNL/Franklin Templeton Global Fund, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

347

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 26.32%; Worst Quarter (ended 3/31/2020): -14.73%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 26.39%; Worst Quarter (ended 3/31/2020): -14.67%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (August 13, 2018)
JNL/Loomis Sayles Global Growth Fund (Class A)	34.85%	20.44%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.96%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (August 13, 2018)
JNL/Loomis Sayles Global Growth Fund (Class I)	35.30%	20.83%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.96%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

348

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Aziz V. Hamzaogullari, CFA	August 2018	Portfolio Manager, Loomis Sayles

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

349

Summary Prospectus – April 26, 2021

JNL/Lord Abbett Short Duration Income Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek a high level of income consistent with preservation of capital.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.82%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.52%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Lord Abbett Short Duration Income Fund Class A
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

JNL/Lord Abbett Short Duration Income Fund Class I
1 year	3 years	5 years	10 years
$53	$167	$291	$653

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
4/27/2020 - 12/31/2020	70%

350

Principal Investment Strategies.

The Fund invests in various types of short-duration debt (or fixed-income) securities. Under normal conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment-grade debt securities of various types. Such investments include:

•	Corporate debt securities of U.S. issuers;
•	Corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;
•	Mortgage-backed, mortgage-related, and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities (“CMBS”);
•	Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and
•	Inflation-linked investments.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

•	High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);
•	Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;
•	Senior loans, including bridge loans, novations, assignments, and participations; and
•	Convertible securities, including convertible bonds and preferred stocks.

The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities. The Fund may, and typically does, invest substantially in CMBS, including lower-rated CMBS.

The Fund seeks to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years. The duration of a security takes into account the pattern of all expected payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates or for other portfolio management reasons.

The Fund’s sub-adviser, Lord, Abbett & Co. LLC (“Sub-Adviser”), buys and sells securities using a relative value-oriented investment process, meaning the portfolio management team generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The Sub-Adviser combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top down analysis, the Sub-Adviser evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The Sub-Adviser employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The Sub-Adviser may actively rotate sector exposure based on its assessment of relative value. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

351

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Commercial mortgage-backed securities risk – Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

352

•	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.

Performance for the Fund has not been included because the Fund has less than one full calendar year of operations.

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lord, Abbett & Co. LLC (“Lord Abbett”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Andrew H. O’Brien, CFA	April 2020	Partner & Portfolio Manager, Lord Abbett
Kewjin Yuoh	April 2020	Partner & Portfolio Manager, Lord Abbett
Steven F. Rocco, CFA	April 2020	Partner & Director of Taxable Fixed Income, Lord Abbett
Robert A. Lee	April 2020	Partner & Chief Investment Officer, Lord Abbett

353

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

354

Summary Prospectus – April 26, 2021

JNL/Mellon Emerging Markets Index Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Morningstar® Emerging Markets Target Market Exposure Index℠ (Net), which is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the emerging markets equity markets through exclusive investment in shares of the JNL Emerging Markets Index Fund (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	0.92%
Less Waiver/Reimbursement[4]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.72%

[1]	The fee table and example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	0.62%
Less Waiver/Reimbursement[4,5]	0.25%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.37%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[5]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

355

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. The example also assumes that the Class I administrative waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Emerging Markets Index Fund Class A
1 year	3 years	5 years	10 years
$74	$273	$490	$1,113

JNL/Mellon Emerging Markets Index Fund Class I
1 year	3 years	5 years	10 years
$38	$173	$321	$750

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The Master Fund is newly established and, as such, did not have investment operations prior to the date of this prospectus. Accordingly, the Master Fund does not have portfolio turnover history. The following table shows the Fund’s portfolio turnover rate during the most recent fiscal year when its investment strategy was implemented by a sub-adviser rather than via investment in the Master Fund.

Period
1/1/2020 - 12/31/2020	11%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund.

The Master Fund seeks to invest under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the Morningstar® Emerging Markets Target Market Exposure Index℠ (Net) (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”). The Index is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Emerging Markets equity markets. Morningstar Indexes classifies Brazil, Chile, Colombia, Mexico, Peru, China, India, Indonesia, South Korea, Malaysia, Pakistan, Philippines, Taiwan, Thailand, Czech Republic, Greece, Hungary, Poland, Russia, Turkey, Egypt, Qatar, South Africa, Saudi Arabia, and United Arab Emirates as Emerging Markets. Morningstar Indexes reviews the market classification annually and consecutively updates the list. Effective at the June 2021 reconstitution, Poland is expected to be reclassified as a developed market.

There is no specific tilt based on region. While the Index will contain securities from China and Russia, their weights are determined solely in accordance with their float market capitalization. As of December 31, 2020, total percentage weight of securities from China was 38.79% and that from Russia was 2.69%.

The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,416 constituents and the full market capitalization range was $204.61 million to $1,865,87 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Master Fund attempts to replicate the performance of the Index by investing all or substantially all of its assets in the securities that comprise the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

356

Emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, and emerging markets generally have less diverse and less mature economic structures, as well as less stable political systems, than those of developed countries. Because the Fund seeks to track an index comprised of foreign securities, it may be more susceptible to such risks than a Fund that seeks to track an index comprised of domestic securities.

When attempting to replicate the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income. The Master Fund stays aligned with the Index automatically with the change in share price, due to the close similarity between the holdings of the Index and those of the Master Fund. The Master Fund will rebalance when the Index rebalances.

The Master Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Master Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Master Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Master Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis). These transactions involve a commitment by the Master Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Master Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Master Fund also may invest in derivative securities to manage cash flows and equitize dividend accruals.

In addition, the Master Fund may also invest in exchange-traded funds (“ETFs”). ETFs may be used in the Master Fund to invest cash until such time as the Master Fund purchases local securities. ETFs may also be used to gain exposure to local markets that may be closed, or that are expensive or difficult to trade in local shares.

The Master Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Master Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Master Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

357

•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Passive investment risk – The Master Fund is not actively managed. Unlike with an actively managed fund, the Master Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Master Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Master Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Master Fund’s performance and increase the volatility of an investment in the Fund.
•	Russia investment risk – The Master Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equity securities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Master Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Master Fund to enforce its rights or otherwise remedy the loss.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Master Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Master Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Master Fund, and the Master Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Master Fund’s expenses and may limit the Master Fund’s performance.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Master Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Master Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Concentration risk – The Master Fund may concentrate its investments in certain securities. To the extent that the Master Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Master Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

358

•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Master Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Master Fund to liquidity risk.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Master Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Master Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Master Fund invests in an ETF, shareholders of the Master Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Master Fund’s fees and expenses.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Master Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Master Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Master Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	Index investing risk – The Master Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Master Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Master Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Master Fund to completely replicate an index.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Master Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Master Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Master Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Master Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Master Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

359

•	Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.

Performance.

Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a “feeder fund” of the Master Fund. The performance information set forth below is the performance of the Fund when its investment strategy was implemented by a sub-adviser rather than via investment in the Master Fund. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced the MSCI Emerging Markets Index (Net) with the Morningstar Emerging Markets Target Market Exposure (Net) Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 18.78%; Worst Quarter (ended 3/31/2020): -23.98%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 18.91%; Worst Quarter (ended 3/31/2020): -23.86%

360

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (August 29, 2011)
JNL/Mellon Emerging Markets Index Fund (Class A)	17.10%	11.89%	4.16%
Morningstar Emerging Markets Target Market Exposure (Net) Index (reflects no deduction for fees, expenses, or taxes)	17.52%	13.17%	5.62%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.31%	12.81%	5.21%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Class (August 29, 2011)
JNL/Mellon Emerging Markets Index Fund (Class I)	17.55%	12.20%	4.41%
Morningstar Emerging Markets Target Market Exposure (Net) Index (reflects no deduction for fees, expenses, or taxes)	17.52%	13.17%	5.62%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.31%	12.81%	5.21%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Sub-Adviser to the Master Fund:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2011*	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020*	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020*	Vice President and Senior Portfolio Manager, Mellon

* Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a “feeder fund” of the Master Fund. These dates refer to the time during which the Fund was managed by JNAM and implemented its investment strategy directly through Mellon as sub-adviser.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

361

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

362

Summary Prospectus – April 26, 2021

JNL/Mellon Equity Income Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek total return (consisting of capital appreciation and income).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.90%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.60%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Equity Income Fund Class A
1 year	3 years	5 years	10 years
$92	$287	$498	$1,108

JNL/Mellon Equity Income Fund Class I
1 year	3 years	5 years	10 years
$61	$192	$335	$750

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	80%

363

Principal Investment Strategies.

Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Mellon Investments Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it also may purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index.

The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (“ADRs”), including those purchased in initial public offerings. The Fund may also invest in fixed income securities and money market instruments.

The Fund may, but is not required to, use derivatives, such as options, futures, and options on futures (including those relating to stocks, indices, and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, or as a part of a hedging strategy.

The Fund may invest in securities issued by companies in the financial services sector.

The Fund primarily invests in securities of U.S. companies and does not currently intend to invest more than 15% in foreign securities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of a security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

364

•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

365

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, the Fund was combined with JNL/Epoch Global Shareholder Yield Fund (the “Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

The performance data includes the performance of the JNL/Mellon Equity Income Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 20.63%; Worst Quarter (ended 3/31/2020): -31.23%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 20.72%; Worst Quarter (ended 3/31/2020): -31.17%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (February 06, 2012)
JNL/Mellon Equity Income Fund (Class A)	2.45%	10.31%	11.55%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	0.95%	9.70%	10.91%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Equity Income Fund (Class I)	2.76%	8.55%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	0.95%	7.12%

366

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
John C. Bailer, CFA	March 2012	Lead Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

367

Summary Prospectus – April 26, 2021

JNL/Mellon MSCI KLD 400 Social Index Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek to track the performance of the MSCI KLD 400 Social Index, an index composed of U.S. companies that have positive environmental, social and governance characteristics as identified by the index provider.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.21%
Total Annual Fund Operating Expenses	0.76%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.21%
Total Annual Fund Operating Expenses	0.46%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.41%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon MSCI KLD 400 Social Index Fund Class A
1 year	3 years	5 years	10 years
$78	$243	$422	$942

JNL/Mellon MSCI KLD 400 Social Index Fund Class I
1 year	3 years	5 years	10 years
$42	$143	$253	$574

368

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	13%

Principal Investment Strategies.

The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (the “Index”), which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of December 31, 2020, the Index consisted of 403 companies identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”), NASDAQ Stock Market and the NYSE MKT LLC. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. The ratings identify the following six to ten issues: climate change, natural resources, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance, and corporate behavior. The ESG criteria includes, but is not limited to, a company’s level of exposure relating to a material issue and the company’s management process of that issue. To assess a company’s exposure to and management of ESG risks and opportunities, the MSCI collects data from at a segment or geographic level from academic, government datasets; publicly filed company reports; government databases; media; and similar sources. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Index: alcohol, tobacco, gambling, civilian firearms, nuclear power, military weapons, adult entertainment and genetically modified organisms. The Index may include large-, mid- or small capitalization companies. Components of the Index primarily include consumer discretionary, healthcare and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time.

Mellon Investments Corporation (“Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the Sub-Adviser or its affiliates, as well as in securities not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund seeks to track the investment results of the Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have ESG characteristics. The Fund’s investments may be concentrated in certain industries to the extent such industries are represented in the Index.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	ESG (Environmental, Social & Governance) investment strategy risk – The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

369

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

370

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 21.40%; Worst Quarter (ended 3/31/2020): -18.35%

371

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 21.54%; Worst Quarter (ended 3/31/2020): -18.25%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (April 24, 2017)
JNL/Mellon MSCI KLD 400 Social Index Fund (Class A)	20.52%	15.53%
MSCI KLD 400 Social Index (Gross) (reflects no deduction for fees, expenses, or taxes)	21.11%	16.72%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Mellon MSCI KLD 400 Social Index Fund (Class I)	20.92%	15.95%
MSCI KLD 400 Social Index (Gross) (reflects no deduction for fees, expenses, or taxes)	21.11%	16.43%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	April 2017	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

372

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

373

Summary Prospectus – April 26, 2021

JNL/Mellon S&P 500 Index Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to track the performance of the S&P 500® Index to provide long-term capital growth.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.11%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	0.53%

[1]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.11%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	0.23%

[1]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon S&P 500 Index Fund Class A
1 year	3 years	5 years	10 years
$54	$170	$296	$665

JNL/Mellon S&P 500 Index Fund Class I
1 year	3 years	5 years	10 years
$24	$74	$130	$293

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	6%

374

Principal Investment Strategies.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. As of December 31, 2020, the market capitalization range of the S&P 500 Index is $3.24 billion to $2.26 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

When attempting to replicate a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

375

•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 20.40%; Worst Quarter (ended 3/31/2020): -19.73%

376

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 20.55%; Worst Quarter (ended 3/31/2020): -19.72%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon S&P 500 Index Fund (Class A)	17.78%	14.62%	13.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon S&P 500 Index Fund (Class I)	18.11%	14.92%	13.52%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

377

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

378

Summary Prospectus – April 26, 2021

JNL/Mellon S&P 400 MidCap Index Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the S&P MidCap 400 Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations through exclusive investment in shares of the JNL Mid Cap Index Fund (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.12%
Total Annual Fund Operating Expenses[3]	0.76%
Less Waiver/Reimbursement[4]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.56%

[1]	The fee table and the example reflect the expenses of the both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.12%
Total Annual Fund Operating Expenses[3]	0.46%
Less Waiver/Reimbursement[4]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.26%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

379

JNL/Mellon S&P 400 MidCap Index Fund Class A
1 year	3 years	5 years	10 years
$57	$223	$403	$924

JNL/Mellon S&P 400 MidCap Index Fund Class I
1 year	3 years	5 years	10 years
$27	$127	$238	$560

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The Master Fund is newly established and, as such, did not have investment operations prior to the date of this prospectus. Accordingly, the Master Fund does not have portfolio turnover history. The following table shows the Fund’s portfolio turnover rate during the most recent fiscal year when its investment strategy was implemented by a sub-adviser rather than via investment in the Master Fund.

Period
1/1/2020 - 12/31/2020	27%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund.

The Master Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index. The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through representative sampling. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Master Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index. As of December 31, 2020, the market capitalization range of the S&P MidCap 400 Index is $1.17 billion to $22.17 billion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term.

When attempting to replicate a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Master Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Master Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Master Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. The Master Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

380

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	License termination risk – The Master Fund may rely on licenses from a third party (licensor) that permit the Master Fund to use that party’s intellectual property in connection with the Master Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Master Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Master Fund, including the need to change the investment strategy.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Master Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Master Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Master Fund invests in an ETF, shareholders of the Master Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Master Fund’s fees and expenses.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Index investing risk – The Master Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Master Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Master Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Master Fund to completely replicate an index.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Master Fund to underperform funds that focus on other types of stocks.
•	Passive investment risk – The Master Fund is not actively managed. Unlike with an actively managed fund, the Master Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Master Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Master Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Master Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Master Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Master Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Master Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a “feeder fund” of the Master Fund. The performance information set forth below is the performance of the Fund when its investment strategy was implemented by a sub-adviser rather than via investment in the Master Fund. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

381

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund was combined with JNL/S&P Mid 3 Fund (the “Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 24.21%; Worst Quarter (ended 3/31/2020): -29.80%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 24.31%; Worst Quarter (ended 3/31/2020): -29.73%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon S&P 400 MidCap Index Fund (Class A)	12.99%	11.75%	10.95%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	13.66%	12.35%	11.51%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon S&P 400 MidCap Index Fund (Class I)	13.34%	12.04%	11.17%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	13.66%	12.35%	11.51%

382

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Sub-Adviser to the Master Fund:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010*	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020*	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020*	Vice President and Senior Portfolio Manager, Mellon

* Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a “feeder fund” of the Master Fund. These dates refer to the time during which the Fund was managed by JNAM and implemented its investment strategy directly through Mellon as sub-adviser.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

383

Summary Prospectus – April 26, 2021

JNL/Mellon Small Cap Index Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the S&P SmallCap 600 Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies through exclusive investment in shares of the JNL Small Cap Index Fund (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.12%
Total Annual Fund Operating Expenses[3]	0.76%
Less Waiver/Reimbursement[4]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.56%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.12%
Total Annual Fund Operating Expenses[3]	0.46%
Less Waiver/Reimbursement[4]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.26%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

384

JNL/Mellon Small Cap Index Fund Class A
1 year	3 years	5 years	10 years
$57	$223	$403	$924

JNL/Mellon Small Cap Index Fund Class I
1 year	3 years	5 years	10 years
$27	$127	$238	$560

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The Master Fund is newly established and, as such, did not have investment operations prior to the date of this prospectus. Accordingly, the Master Fund does not have portfolio turnover history. The following table shows the Fund’s portfolio turnover rate during the most recent fiscal year when its investment strategy was implemented by a sub-adviser rather than via investment in the Master Fund.

Period
1/1/2020 - 12/31/2020	26%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund.

The Master Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the S&P SmallCap 600 Index. The S&P SmallCap 600 Index is a quarterly-rebalanced, float-adjusted market cap weighted index comprised of approximately 600 U.S. common equities and REITs that meet the index provider’s criteria for market capitalization, public float, financial viability, liquidity, price reasonableness, and sector representation. The S&P SmallCap 600 Index may invest across all GICS sectors and may include investments in financial services companies.

The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P SmallCap 600 Index through representative sampling. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Master Fund attempts to replicate the S&P SmallCap 600 Index by investing all or substantially all of its assets in the stocks that make up the S&P SmallCap 600 Index. As of December 31, 2020, the market capitalization range for the S&P SmallCap 600 Index was $146.42 million to $6.33 billion.

When attempting to replicate a capitalization-weighted index such as the S&P SmallCap 600 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Master Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the S&P SmallCap 600 Index.

The Master Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Master Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. The Master Fund’s use of financial futures is intended to assist replicating the investment performance of the S&P SmallCap 600 Index.

The Master Fund may lend its securities to increase its income.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

385

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	License termination risk – The Master Fund may rely on licenses from a third party (licensor) that permit the Master Fund to use that party’s intellectual property in connection with the Master Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Master Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Master Fund, including the need to change the investment strategy.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Master Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Master Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Master Fund invests in an ETF, shareholders of the Master Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Master Fund’s fees and expenses.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Index investing risk – The Master Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Master Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Master Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Master Fund to completely replicate an index.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Passive investment risk – The Master Fund is not actively managed. Unlike with an actively managed fund, the Master Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Master Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

386

•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Master Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Master Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Master Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Master Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Master Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a “feeder fund” of the Master Fund. The performance information set forth below is the performance of the Fund when its investment strategy was implemented by a sub-adviser rather than via investment in the Master Fund. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 31.17%; Worst Quarter (ended 3/31/2020): -32.74%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 31.26%; Worst Quarter (ended 3/31/2020): -32.68%

387

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Small Cap Index Fund (Class A)	10.81%	11.87%	10.38%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	11.29%	12.37%	11.92%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Small Cap Index Fund (Class I)	11.16%	12.16%	10.63%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	11.29%	12.37%	11.92%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Sub-Adviser to the Master Fund:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010*	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020*	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020*	Vice President and Senior Portfolio Manager, Mellon

* Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a “feeder fund” of the Master Fund. These dates refer to the time during which the Fund was managed by JNAM and implemented its investment strategy directly through Mellon as sub-adviser.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

388

Summary Prospectus – April 26, 2021

JNL/Mellon International Index Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure Index℠ (Net) (“Index”) to provide long-term capital growth by investing in international equity securities through exclusive investment in shares of the JNL International Index Fund (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	0.82%
Less Waiver/Reimbursement[4]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.62%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	0.52%
Less Waiver/Reimbursement[4]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.32%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

389

JNL/Mellon International Index Fund Class A
1 year	3 years	5 years	10 years
$63	$242	$435	$995

JNL/Mellon International Index Fund Class I
1 year	3 years	5 years	10 years
$33	$147	$271	$633

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The Master Fund is newly established and, as such, did not have investment operations prior to the date of this prospectus. Accordingly, the Master Fund does not have portfolio turnover history. The following table shows the Fund’s portfolio turnover rate during the most recent fiscal year when its investment strategy was implemented by a sub-adviser rather than via investment in the Master Fund.

Period
1/1/2020 - 12/31/2020	3%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund.

The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Master Fund seeks to track the performance and characteristics of the Index, a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets. As of December 31, 2020, the Index included equities listed in Austria, Australia, Belgium, Switzerland, Germany, Denmark, Spain, Finland, France, Great Britain, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, New Zealand, Portugal, Sweden, Singapore, and the U.S. (the sole current U.S. holding is a British entity listed in the U.S.).

The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,013 constituents and the full market capitalization range was $395.74 million to $339.8 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

To implement this strategy, the Master Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. In addition, the Master Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the Index. The Master Fund’s use of financial futures and foreign currency forward contracts is intended to assist replicating the investment performance of the Index.

The Master Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its Index, to assist with Index rebalances, and to meet redemption or purchase requests.

The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term. The Master Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

390

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Master Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Master Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Master Fund, and the Master Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Master Fund’s expenses and may limit the Master Fund’s performance.
•	License termination risk – The Master Fund may rely on licenses from a third party (licensor) that permit the Master Fund to use that party’s intellectual property in connection with the Master Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Master Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Master Fund, including the need to change the investment strategy.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Master Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Master Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Master Fund invests in an ETF, shareholders of the Master Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Master Fund’s fees and expenses.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Master Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited;

391

(d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Master Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Master Fund may have to sell securities at a time when it may be disadvantageous to do so.

•	Index investing risk – The Master Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Master Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Master Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Master Fund to completely replicate an index.
•	Passive investment risk – The Master Fund is not actively managed. Unlike with an actively managed fund, the Master Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Master Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Master Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Master Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Master Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Master Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Master Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
•	Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

392

Performance.

Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a “feeder fund” of the Master Fund. The performance information set forth below is the performance of the Fund when its investment strategy was implemented by a sub-adviser rather than via investment in the Master Fund. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, the Fund was combined with JNL/Goldman Sachs International 5 Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental Europe Fund, and JNL/Vanguard International Stock Index Fund (“Acquired Funds”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Funds.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced the MSCI EAFE Index (Net) with the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 16.11%; Worst Quarter (ended 3/31/2020): -22.97%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 16.23%; Worst Quarter (ended 3/31/2020): -22.92%

393

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon International Index Fund (Class A)	7.70%	7.21%	5.16%
Morningstar Developed Markets ex-North America Target Market Exposure (Net) Index (reflects no deduction for fees, expenses, or taxes)	8.23%	7.54%	5.51%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon International Index Fund (Class I)	8.02%	7.50%	5.41%
Morningstar Developed Markets ex-North America Target Market Exposure (Net) Index (reflects no deduction for fees, expenses, or taxes)	8.23%	7.54%	5.51%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Sub-Adviser to the Master Fund:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010*	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020*	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020*	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020*	Vice President and Senior Portfolio Manager, Mellon

* Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a “feeder fund” of the Master Fund. These dates refer to the time during which the Fund was managed by JNAM and implemented its investment strategy directly through Mellon as sub-adviser.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

394

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

395

Summary Prospectus – April 26, 2021

JNL/Mellon Bond Index Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.10%
Total Annual Fund Operating Expenses[3]	0.76%
Less Waiver/Reimbursement[4]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.56%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.10%
Total Annual Fund Operating Expenses[3]	0.46%
Less Waiver/Reimbursement[4]	0.20%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.26%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1)

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

396

JNL/Mellon Bond Index Fund Class A
1 year	3 years	5 years	10 years
$57	$223	$403	$924

JNL/Mellon Bond Index Fund Class I
1 year	3 years	5 years	10 years
$27	$127	$238	$560

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).

The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The Master Fund is newly established and, as such, did not have investment operations prior to the date of this prospectus. Accordingly, the Master Fund does not have portfolio turnover history. The following table shows the Fund’s portfolio turnover rate during the most recent fiscal year when its investment strategy was implemented by a sub-adviser rather than via investment in the Master Fund.

Period
1/1/2020 - 12/31/2020	81%

Principal Investment Strategies.

The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund.

The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) that Mellon Investments Corporation (“Mellon” or “Master Fund’s Sub-Adviser”) believes to be important, such as Option Adjusted Duration, Maturity, Average Quality Rating, Sector/Industries, and Yield to worst. The Index includes Treasuries, government-related credit, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage backed securities (agency and non-agency). Research and experience indicate that it is impractical to attempt to fully replicate most broad fixed-income securities market indices. The Index includes thousands of issues, many of which may be illiquid and unavailable in the secondary markets. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, the Master Fund’s Sub-Adviser utilizes a representative sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the representative sampling approach, the Master Fund’s Sub-Adviser selects what it believes is a representative basket of securities in order to match the important risk characteristics of the Index. Given this fixed income index cannot be fully replicated, the Master fund uses a representative sampling approach to select bonds that match the important risk characteristics of the Index. The Master Fund’s holdings are rebalanced on a monthly basis to reflect changes in the composition of the Index.

The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Master Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Master Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

397

•	Passive investment risk – The Master Fund is not actively managed. Unlike with an actively managed fund, the Master Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Master Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Master Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Master Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Master Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Master Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Master Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Master Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Index investing risk – The Master Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Master Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Master Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Master Fund to completely replicate an index.
•	Portfolio turnover risk – Frequent changes in the securities held by the Master Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

398

Performance.

Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a “feeder fund” of the Master Fund. The performance information set forth below is the performance of the Fund when its investment strategy was implemented by a sub-adviser rather than via investment in the Master Fund. The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, the Fund was combined with JNL/Vanguard Global Bond Market Index Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 9/30/2011): 3.66%; Worst Quarter (ended 12/31/2016): -3.30%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 9/30/2011): 3.80%; Worst Quarter (ended 12/31/2016): -3.27%

399

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Bond Index Fund (Class A)	7.05%	3.82%	3.23%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Bond Index Fund (Class I)	7.26%	4.10%	3.46%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management. See the Additional Information About Each Fund section for more information regarding management of the Fund.

Investment Sub-Adviser to the Master Fund:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Nancy Rogers, CFA	2015*	Managing Director, Head of Fixed Income Index – Portfolio Management, Mellon
Gregg A. Lee, CFA	2014*	Director, Senior Portfolio Manager – Fixed Income, Mellon

* Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a “feeder fund” of the Master Fund. These dates refer to the time during which the Fund was managed by JNAM and implemented its investment strategy directly through Mellon as sub-adviser.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

400

Summary Prospectus – April 26, 2021

JNL/Mellon U.S. Stock Market Index Fund

(formerly, JNL/Vanguard U.S. Stock Market Index Fund)

Class A

Class I

Investment Objective.

The investment objective of the Fund is to track the performance of the Morningstar® US Market IndexSM to provide long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.14%
Total Annual Fund Operating Expenses[2]	0.59%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.14%
Total Annual Fund Operating Expenses[2]	0.29%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon U.S. Stock Market Index Fund Class A
1 year	3 years	5 years	10 years
$60	$189	$329	$738

JNL/Mellon U.S. Stock Market Index Fund Class I
1 year	3 years	5 years	10 years
$30	$93	$163	$368

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

401

Period
1/1/2020 - 12/31/2020	11%

Portfolio turnover for the period of January 1, 2020 to December 31, 2020 is for the Fund when operating under its former investment strategy.

Principal Investment Strategies.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”). The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,441 constituents and the full market capitalization range was $437.68 million to $2.26 trillion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests.

Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an

402

advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Performance prior to April 26, 2021 reflects the Fund’s results when the Fund did not have a sub-adviser and operated as a fund-of-funds. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, the Fund was combined with JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund, and JNL/Goldman Sachs Total Yield Fund (“Acquired Funds”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Funds.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the CRSP U.S. Total Market Index with the Morningstar® US Market IndexSM as the Fund’s primary benchmark.

403

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 22.01%; Worst Quarter (ended 3/31/2020): -21.10%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 22.11%; Worst Quarter (ended 3/31/2020): -21.01%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/Mellon U.S. Stock Market Index Fund (Class A)	20.18%	14.98%
Morningstar U.S. Market Index (reflects no deduction for fees, expenses, or taxes)	20.90%	15.84%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	20.99%	15.70%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Mellon U.S. Stock Market Index Fund (Class I)	20.63%	15.38%
Morningstar U.S. Market Index (reflects no deduction for fees, expenses, or taxes)	20.90%	15.84%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	20.99%	15.70%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

404

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	April 2021	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	April 2021	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	April 2021	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

405

Summary Prospectus – April 26, 2021

JNL/Mellon DowSM Index Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to track the performance of the Dow Jones Industrial Average to provide total return through a combination of capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.65%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.35%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.30%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon DowSM Index Fund Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

JNL/Mellon DowSM Index Fund Class I
1 year	3 years	5 years	10 years
$31	$107	$191	$438

406

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	36%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA. The thirty securities are adjusted from time to time to conform to periodic changes to the identity and/or relative weightings in the DJIA. Changes to the DJIA are made on an as-needed basis. There is no annual or semi-annual reconstitution. However, changes in response to corporate actions and market developments can be made at any time. The DJIA covers all industries except transportation and utilities.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities beyond certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in securities issued by companies in the financial services sector.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

407

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the Fund, then a series of the JNL Variable Fund LLC for periods before the Fund’s registration statement became effective.

Effective April 27, 2020, the Fund was combined with JNL/Mellon S&P 1500 Value Index Fund (the “Acquired Fund”), a series of JNL Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

408

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 18.37%; Worst Quarter (ended 3/31/2020): -22.90%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 18.48%; Worst Quarter (ended 3/31/2020): -22.84%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon DowSM Index Fund (Class A)	8.96%	13.99%	13.66%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	9.72%	14.65%	12.97%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Mellon DowSM Index Fund (Class I)	9.33%	12.33%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	9.72%	12.66%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

409

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

410

Summary Prospectus – April 26, 2021

JNL/Mellon World Index Fund

(formerly, JNL/Mellon MSCI World Index Fund)

Class A

Class I

Investment Objective.

The investment objective of the Fund is to track the performance of the Morningstar® Developed Markets Target Market Exposure IndexSM (Net) to provide long-term capital growth.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.18%
Total Annual Fund Operating Expenses	0.67%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.18%
Total Annual Fund Operating Expenses	0.37%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.32%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon World Index Fund Class A
1 year	3 years	5 years	10 years
$68	$214	$373	$835

JNL/Mellon World Index Fund Class I
1 year	3 years	5 years	10 years
$33	$114	$203	$463

411

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	3%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar Developed Markets Target Market Exposure (Net) Index (“Index”) or derivative securities economically related to the Index, a rules based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets equity markets. Morningstar Indexes classifies Canada, United States, Australia, Hong Kong, Japan, New Zealand, Singapore, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and Israel as Developed Markets. Morningstar Indexes reviews these classifications annually. Effective at the June 2021 reconstitution, Poland is expected to be reclassified as a Developed Market. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,693 constituents and the full market capitalization range was $399.74 million to $2,255.969 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution. The Fund seeks to track the performance and characteristics of the Index. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.

The Fund may obtain exposure to non-U.S. companies through investment in depositary receipts such as American, Global, and European Depositary Receipts (ADRs, GDRs, and EDRs).

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Internal Revenue Code of 1986, as amended, may limit the ability of the Fund to invest in certain securities beyond certain percentage limitations.

The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may

412

encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

413

•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance information prior to September 25, 2017 shown reflects the Fund’s results when managed by the sub-adviser utilizing a different investment strategy. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon MSCI World Index Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund’s registration statement became effective.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced the MSCI World Index with the Morningstar Developed Markets Target Market Exposure Index (Net) as the Fund’s primary benchmark.

414

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 19.56%; Worst Quarter (ended 3/31/2020): -21.13%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 19.70%; Worst Quarter (ended 3/31/2020): -21.09%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon World Index Fund (Class A)	15.61%	11.71%	8.49%
Morningstar Developed Markets Target Market Exposure (Net) Index (reflects no deduction for fees, expenses, or taxes)	15.51%	12.09%	9.80%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	15.90%	12.19%	9.87%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Mellon World Index Fund (Class I)	16.02%	11.72%
Morningstar Developed Markets Target Market Exposure (Net) Index (reflects no deduction for fees, expenses, or taxes)	15.51%	11.43%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	15.90%	11.58%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

415

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

416

Summary Prospectus – April 26, 2021

JNL/Mellon Nasdaq® 100 Index Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to track the performance of the Nasdaq 100 Index to provide total return.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.18%
Total Annual Fund Operating Expenses	0.65%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.18%
Total Annual Fund Operating Expenses	0.35%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.30%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Nasdaq® 100 Index Fund Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

JNL/Mellon Nasdaq® 100 Index Fund Class I
1 year	3 years	5 years	10 years
$31	$107	$191	$438

417

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	17%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in the securities which comprise the NASDAQ 100 Index® (“Index”). The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that make up the Index. The Index includes 100 of the largest non-financial domestic and international companies listed on the Nasdaq Stock Market. The Index reflects companies across high-growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in the securities of non-U.S. issuers.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United

418

Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The performance information shown prior to April 25, 2016 reflects the Fund’s results when utilizing a different investment strategy. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the Fund, then a series of the JNL Variable Fund LLC for periods before the Fund’s registration statement became effective.

Effective April 27, 2020, the Fund was combined with JNL/Mellon S&P 1500 Growth Index Fund (the “Acquired Fund”), a series of JNL Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

419

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 30.06%; Worst Quarter (ended 12/31/2018): -16.91%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 30.17%; Worst Quarter (ended 12/31/2018): -16.78%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Nasdaq® 100 Index Fund (Class A)	47.96%	23.77%	19.64%
Nasdaq 100 Index (reflects no deduction for fees, expenses, or taxes)	48.88%	24.27%	20.63%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Nasdaq® 100 Index Fund (Class I)	48.44%	24.14%	19.94%
Nasdaq 100 Index (reflects no deduction for fees, expenses, or taxes)	48.88%	24.27%	20.63%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

420

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

421

Summary Prospectus – April 26, 2021

JNL/Mellon Communication Services Sector Fund

Class A

Class I

Investment Objective.

The objective of the Fund is to track the performance of the Morningstar® US Communication Services Sector IndexSM to provide total return through capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.67%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.37%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.32%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Communication Services Sector Fund Class A
1 year	3 years	5 years	10 years
$68	$214	$373	$835

JNL/Mellon Communication Services Sector Fund Class I
1 year	3 years	5 years	10 years
$33	$114	$203	$463

422

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	14%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Morningstar U.S. Communication Services Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of U.S. companies that provide communication services using fixed-line networks or those that provide wireless access and services. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 67 constituents and the full market capitalization range was $545.28 million to $656.67 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may lend its securities to increase its income.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

423

•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities

424

and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Communication Services Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund’s registration statement became effective.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced MSCI USA IMI Communication Services Index (Gross) with the Morningstar US Communication Services Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 20.77%; Worst Quarter (ended 3/31/2020): -17.72%

425

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 20.79%; Worst Quarter (ended 3/31/2020): -17.64%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Communication Services Sector Fund (Class A)	25.26%	13.79%	11.30%
Morningstar U.S. Communication Services Sector Index (reflects no deduction for fees, expenses, or taxes)	26.11%	15.71%	14.72%
MSCI USA IMI Communication Services Index (Gross) (reflects no deduction for fees, expenses, or taxes)	26.01%	13.93%	11.24%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Communication Services Sector Fund (Class I)	25.72%	14.12%	11.58%
Morningstar U.S. Communication Services Sector Index (reflects no deduction for fees, expenses, or taxes)	26.11%	15.71%	14.72%
MSCI USA IMI Communication Services Index (Gross) (reflects no deduction for fees, expenses, or taxes)	26.01%	13.93%	11.24%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

426

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

427

Summary Prospectus – April 26, 2021

JNL/Mellon Consumer Discretionary Sector Fund

Class A

Class I

Investment Objective.

The objective of the Fund is to track the performance of the Morningstar® US Consumer Cyclical Sector IndexSM to provide total return through capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.64%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.34%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.29%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Consumer Discretionary Sector Fund Class A
1 year	3 years	5 years	10 years
$65	$205	$357	$798

JNL/Mellon Consumer Discretionary Sector Fund Class I
1 year	3 years	5 years	10 years
$30	$104	$186	$426

428

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	11%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its (net assets plus the amount of any borrowings made for investment purposes) assets in the stocks in the Morningstar U.S. Consumer Cyclical Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of retail stores, auto and auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 177 constituents and the full market capitalization range was $1,239.60 million to $ 1,634.17 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

429

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax

430

gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Consumer Discretionary Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund’s registration statement became effective.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced MSCI USA IMI Consumer Discretionary Index (Gross) with the Morningstar US Consumer Cyclical Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 38.02%; Worst Quarter (ended 3/31/2020): -21.74%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 38.09%; Worst Quarter (ended 3/31/2020): -21.63%

431

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Consumer Discretionary Sector Fund (Class A)	47.01%	19.02%	17.93%
Morningstar U.S. Consumer Cyclical Sector Index (reflects no deduction for fees, expenses, or taxes)	49.07%	20.10%	18.24%
MSCI USA IMI Consumer Discretionary Index (Gross) (reflects no deduction for fees, expenses, or taxes)	48.04%	19.75%	18.27%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Consumer Discretionary Sector Fund (Class I)	47.56%	19.37%	18.22%
Morningstar U.S. Consumer Cyclical Sector Index (reflects no deduction for fees, expenses, or taxes)	49.07%	20.10%	18.24%
MSCI USA IMI Consumer Discretionary Index (Gross) (reflects no deduction for fees, expenses, or taxes)	48.04%	19.75%	18.27%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

432

Summary Prospectus – April 26, 2021

JNL/Mellon Consumer Staples Sector Fund

Class A

Class I

Investment Objective.

The objective of the Fund is to track the performance of the Morningstar® US Consumer Defensive Sector IndexSM to provide total return through capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.67%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.37%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.32%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Consumer Staples Sector Fund Class A
1 year	3 years	5 years	10 years
$68	$214	$373	$835

JNL/Mellon Consumer Staples Sector Fund Class I
1 year	3 years	5 years	10 years
$33	$114	$203	$463

433

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	43%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar U.S. Consumer Defensive Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 75 constituents and the full market capitalization range was $437.68 million to $407.84 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The consumer staples sector currently consists of companies representing food and staples retailing, food, beverage, and tobacco companies, and household and personal products companies. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is ’‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ’‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

434

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

435

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced MSCI USA IMI/Consumer Staples Index (Gross) with the Morningstar US Consumer Defensive Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 3/31/2019): 11.49%; Worst Quarter (ended 3/31/2020): -13.63%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 3/31/2019): 11.55%; Worst Quarter (ended 3/31/2020): -13.54%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/Mellon Consumer Staples Sector Fund (Class A)	10.43%	9.49%
Morningstar U.S. Consumer Defensive Sector Index (reflects no deduction for fees, expenses, or taxes)	14.28%	11.65%
MSCI USA IMI/Consumer Staples Index (Gross) (reflects no deduction for fees, expenses, or taxes)	11.07%	10.33%

436

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Consumer Staples Sector Fund (Class I)	10.85%	9.84%
Morningstar U.S. Consumer Defensive Sector Index (reflects no deduction for fees, expenses, or taxes)	14.28%	11.65%
MSCI USA IMI/Consumer Staples Index (Gross) (reflects no deduction for fees, expenses, or taxes)	11.07%	10.33%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

437

Summary Prospectus – April 26, 2021

JNL/Mellon Energy Sector Fund

Class A

Class I

Investment Objective.

The objective of the Fund is to track the performance of the Morningstar® US Energy Sector IndexSM to provide total return through capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.65%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.35%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.30%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Energy Sector Fund Class A
1 year	3 years	5 years	10 years
$66	$208	$362	$810

JNL/Mellon Energy Sector Fund Class I
1 year	3 years	5 years	10 years
$31	$107	$191	$438

438

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	14%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Morningstar U.S. Energy Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of U.S. companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 39 constituents and the full market capitalization range was $2,004.84 million to $174.29 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment..
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

439

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax

440

gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Energy Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund’s registration statement became effective.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced MSCI USA IMI Energy Index (Gross) with the Morningstar US Energy Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 32.41%; Worst Quarter (ended 3/31/2020): -52.19%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 32.68%; Worst Quarter (ended 3/31/2020): -52.19%

441

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Energy Sector Fund (Class A)	-33.73%	-6.69%	-4.11%
Morningstar U.S. Energy Sector Index (reflects no deduction for fees, expenses, or taxes)	-33.05%	-5.79%	-3.08%
MSCI USA IMI Energy Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-33.21%	-6.16%	-3.76%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Energy Sector Fund (Class I)	-33.48%	-6.41%	-3.87%
Morningstar U.S. Energy Sector Index (reflects no deduction for fees, expenses, or taxes)	-33.05%	-5.79%	-3.08%
MSCI USA IMI Energy Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-33.21%	-6.16%	-3.76%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

442

Summary Prospectus – April 26, 2021

JNL/Mellon Financial Sector Fund

Class A

Class I

Investment Objective.

The objective of the Fund is to track the performance of the Morningstar® US Financial Services Sector IndexSM to provide total return through capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.64%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.34%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.29%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Financial Sector Fund Class A
1 year	3 years	5 years	10 years
$65	$205	$357	$798

JNL/Mellon Financial Sector Fund Class I
1 year	3 years	5 years	10 years
$30	$104	$186	$426

443

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	7%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar U.S. Financial Services Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies that provide financial services, which include banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 205 constituents and the full market capitalization range was $933.87 million to $ 543.67 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”) and the Bank Holding Company Act of 1953, as amended, may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

444

•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

445

•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Financial Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund’s registration statement became effective.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced MSCI USA IMI Financials Index (Gross) with the Morningstar US Financial Services Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2020): 25.13%; Worst Quarter (ended 3/31/2020): -33.18%

446

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2020): 25.23%; Worst Quarter (ended 3/31/2020): -33.16%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Financial Sector Fund (Class A)	-2.72%	10.22%	10.29%
Morningstar U.S. Financial Services Sector Index (reflects no deduction for fees, expenses, or taxes)	4.02%	13.09%	12.23%
MSCI USA IMI Financials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-2.07%	10.92%	10.65%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Financial Sector Fund (Class I)	-2.37%	10.53%	10.57%
Morningstar U.S. Financial Services Sector Index (reflects no deduction for fees, expenses, or taxes)	4.02%	13.09%	12.23%
MSCI USA IMI Financials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-2.07%	10.92%	10.65%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

447

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

448

Summary Prospectus – April 26, 2021

JNL/Mellon Healthcare Sector Fund

Class A

Class I

Investment Objective.

The objective of the Fund is to track the performance of the Morningstar® US Healthcare Sector IndexSM to provide total return through capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.63%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.33%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.28%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Healthcare Sector Fund Class A
1 year	3 years	5 years	10 years
$64	$202	$351	$786

JNL/Mellon Healthcare Sector Fund Class I
1 year	3 years	5 years	10 years
$29	$101	$180	$413

449

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	9%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar U.S. Healthcare Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies of biotechnology, pharmaceuticals, research services, home healthcare, hospitals, long-term care facilities, and medical equipment and supplies. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 212 constituents and the full market capitalization range was $1,353.74 million to $414.31 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

450

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax

451

gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Healthcare Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund’s registration statement became effective.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced MSCI USA IMI Health Care Index (Gross) with the Morningstar US Healthcare Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 16.24%; Worst Quarter (ended 3/31/2020): -13.22%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 16.30%; Worst Quarter (ended 3/31/2020): -13.13%

452

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Healthcare Sector Fund (Class A)	17.52%	12.04%	15.87%
Morningstar U.S. Healthcare Sector Index (reflects no deduction for fees, expenses, or taxes)	17.41%	12.40%	16.51%
MSCI USA IMI Health Care Index (Gross) (reflects no deduction for fees, expenses, or taxes)	18.24%	12.73%	16.55%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Healthcare Sector Fund (Class I)	17.92%	12.36%	16.16%
Morningstar U.S. Healthcare Sector Index (reflects no deduction for fees, expenses, or taxes)	17.41%	12.40%	16.51%
MSCI USA IMI Health Care Index (Gross) (reflects no deduction for fees, expenses, or taxes)	18.24%	12.73%	16.55%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

453

Summary Prospectus – April 26, 2021

JNL/Mellon Industrials Sector Fund

Class A

Class I

Investment Objective.

The objective of the Fund is to track the performance of the Morningstar® US Industrials Sector IndexSM to provide total return through capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.23%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.70%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.23%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.40%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.35%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Industrials Sector Fund Class A
1 year	3 years	5 years	10 years
$72	$224	$390	$871

JNL/Mellon Industrials Sector Fund Class I
1 year	3 years	5 years	10 years
$36	$123	$219	$500

454

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	38%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar US Industrials Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companies engaged in transportation and logistic services. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 202 constituents and the full market capitalization range was $1,952.26 million to $ 149.25 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index. The Index measures the performance of the industrials sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

455

•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

456

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced MSCI USA IMI/Industrials Index (Gross) with the Morningstar US Industrials Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 18.34%; Worst Quarter (ended 3/31/2020): -26.96%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 18.42%; Worst Quarter (ended 3/31/2020): -26.92%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/Mellon Industrials Sector Fund (Class A)	13.56%	9.57%
Morningstar U.S. Industrials Sector Index (reflects no deduction for fees, expenses, or taxes)	11.44%	10.36%
MSCI USA IMI/Industrials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	13.82%	10.18%

457

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Industrials Sector Fund (Class I)	13.88%	9.91%
Morningstar U.S. Industrials Sector Index (reflects no deduction for fees, expenses, or taxes)	11.44%	10.36%
MSCI USA IMI/Industrials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	13.82%	10.18%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

458

Summary Prospectus – April 26, 2021

JNL/Mellon Information Technology Sector Fund

Class A

Class I

Investment Objective.

The objective of the Fund is to track the performance of the Morningstar® US Technology Sector IndexSM to provide total return through capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.63%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.33%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.28%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Information Technology Sector Fund Class A
1 year	3 years	5 years	10 years
$64	$202	$351	$786

JNL/Mellon Information Technology Sector Fund Class I
1 year	3 years	5 years	10 years
$29	$101	$180	$413

459

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	12%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Morningstar U.S. Technology Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 247 constituents and the full market capitalization range was $1,922.04 million to $2.26 trillion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

460

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax

461

gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Mellon Information Technology Sector Fund, then a series of the JNL Variable Fund LLC, for periods before the Fund’s registration statement became effective.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced MSCI USA IMI Information Technology Index (Gross) with the Morningstar US Technology Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 31.56%; Worst Quarter (ended 12/31/2018): -17.91%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 31.69%; Worst Quarter (ended 12/31/2018): -17.82%

462

Average Annual Total Returns as of 12/31/2020

	1 year	5 year	10 year
JNL/Mellon Information Technology Sector Fund (Class A)	45.12%	26.91%	19.22%
Morningstar U.S. Technology Sector Index (reflects no deduction for fees, expenses, or taxes)	48.04%	27.37%	19.65%
MSCI USA IMI Information Technology Index (Gross) (reflects no deduction for fees, expenses, or taxes)	46.05%	27.69%	20.32%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Information Technology Sector Fund (Class I)	45.61%	27.26%	19.52%
Morningstar U.S. Technology Sector Index (reflects no deduction for fees, expenses, or taxes)	48.04%	27.37%	19.65%
MSCI USA IMI Information Technology Index (Gross) (reflects no deduction for fees, expenses, or taxes)	46.05%	27.69%	20.32%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

463

Summary Prospectus – April 26, 2021

JNL/Mellon Materials Sector Fund

Class A

Class I

Investment Objective.

The objective of the Fund is to track the performance of the Morningstar® US Basic Materials Sector IndexSM to provide total return through capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.24%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.70%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.24%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.40%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.35%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Materials Sector Fund Class A
1 year	3 years	5 years	10 years
$72	$224	$390	$871

JNL/Mellon Materials Sector Fund Class I
1 year	3 years	5 years	10 years
$36	$123	$219	$500

464

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	43%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar U.S. Basic Materials Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of companies that manufacturer chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 59 constituents and the full market capitalization range was $2,095.70 million to $138.31 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index. The Index measures the performance of the materials sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is ’‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ’‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

465

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

466

•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced MSCI USA IMI/Materials Index (Gross) with the Morningstar US Basic Materials Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 26.30%; Worst Quarter (ended 3/31/2020): -28.02%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 26.36%; Worst Quarter (ended 3/31/2020): -27.93%

467

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/Mellon Materials Sector Fund (Class A)	18.84%	7.53%
Morningstar U.S. Basic Materials Sector Index (reflects no deduction for fees, expenses, or taxes)	19.34%	9.11%
MSCI USA IMI/Materials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	19.48%	8.63%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Materials Sector Fund (Class I)	19.37%	7.90%
Morningstar U.S. Basic Materials Sector Index (reflects no deduction for fees, expenses, or taxes)	19.34%	9.11%
MSCI USA IMI/Materials Index (Gross) (reflects no deduction for fees, expenses, or taxes)	19.48%	8.63%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

468

Summary Prospectus – April 26, 2021

JNL/Mellon Real Estate Sector Fund

Class A

Class I

Investment Objective.

The objective of the Fund is to track the performance of the Morningstar® US Real Estate Sector IndexSM to provide total return through capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.22%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.69%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.22%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.39%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.34%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Real Estate Sector Fund Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

JNL/Mellon Real Estate Sector Fund Class I
1 year	3 years	5 years	10 years
$35	$120	$214	$488

469

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	30%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar U.S. Real Estate Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of mortgage companies, property management companies and REITs in the United States. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 104 constituents and the full market capitalization range was $724.46 million to $99.71 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is ’‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ’‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

470

•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

471

•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced MSCI USA IMI/Real Estate Index (Gross) with the Morningstar US Real Estate Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 3/31/2019): 17.03%; Worst Quarter (ended 3/31/2020): -24.27%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 17.13%; Worst Quarter (ended 3/31/2020): -24.20%

472

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/Mellon Real Estate Sector Fund (Class A)	-5.32%	5.03%
Morningstar U.S. Real Estate Sector Index (reflects no deduction for fees, expenses, or taxes)	-4.20%	5.62%
MSCI USA IMI/Real Estate Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-4.57%	6.09%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Real Estate Sector Fund (Class I)	-4.98%	5.25%
Morningstar U.S. Real Estate Sector Index (reflects no deduction for fees, expenses, or taxes)	-4.20%	5.62%
MSCI USA IMI/Real Estate Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-4.57%	6.09%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information

473

Summary Prospectus – April 26, 2021

JNL S&P 500 Index Fund

Class I

Investment Objective.

The investment objective of the Fund is to track the performance of the S&P 500® Index to provide long-term capital growth.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.13%
Total Annual Fund Operating Expenses	0.33%
Less Waiver/Reimbursement[2,3]	0.23%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.10%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.06% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	JNAM has contractually agreed to waive 0.17% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. The example also assumes that the Class I administrative waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL S&P 500 Index Fund Class I
1 year	3 years	5 years	10 years
$10	$83	$162	$396

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	19%

Principal Investment Strategies.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500

474

Index. As of December 31, 2020, the market capitalization range of the S&P 500 Index is $3.24 billion to $2.26 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

When attempting to replicate a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its Index, to assist with Index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.

475

•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 20.46%; Worst Quarter (ended 3/31/2020): -19.64%

Average Annual Total Returns as of 12/31/2020

	1 year	Life of Class (September 25, 2017)
JNL S&P 500 Index Fund (Class I)	18.15%	15.20%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

476

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

477

Summary Prospectus – April 26, 2021

JNL/Mellon Utilities Sector Fund

Class A

Class I

Investment Objective.

The objective of the Fund is to track the performance of the Morningstar® US Utilities Sector IndexSM to provide total return through capital appreciation and dividend income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.66%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.19%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Total Annual Fund Operating Expenses	0.36%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.31%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Mellon Utilities Sector Fund Class A
1 year	3 years	5 years	10 years
$67	$211	$368	$822

JNL/Mellon Utilities Sector Fund Class I
1 year	3 years	5 years	10 years
$32	$111	$197	$451

478

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	25%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar U.S. Utilities Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Index measures the performance of electric, gas, and water utilities. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 54 constituents and the full market capitalization range was $1,022.43 million to $151.14 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund may concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index. The Index measures the performance of the utilities sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”) and the Internal Revenue Code of 1986, as amended, may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

The Fund is ’‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ’‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

479

•	Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax
480

gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced MSCI USA IMI/Utilities Index (Gross) with the Morningstar US Utilities Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2016): 15.01%; Worst Quarter (ended 3/31/2020): -14.06%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 3/31/2019): 10.74%; Worst Quarter (ended 3/31/2020): -13.98%

481

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (April 29, 2013)
JNL/Mellon Utilities Sector Fund (Class A)	-1.05%	10.71%	8.77%
Morningstar U.S. Utilities Sector Index (reflects no deduction for fees, expenses, or taxes)	-0.59%	11.33%	9.37%
MSCI USA IMI/Utilities Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-0.42%	11.51%	9.53%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Mellon Utilities Sector Fund (Class I)	-0.68%	8.11%
Morningstar U.S. Utilities Sector Index (reflects no deduction for fees, expenses, or taxes)	-0.59%	8.47%
MSCI USA IMI/Utilities Index (Gross) (reflects no deduction for fees, expenses, or taxes)	-0.42%	8.51%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2013	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

482

Summary Prospectus – April 26, 2021

JNL/MFS Mid Cap Value Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.96%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.66%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/MFS Mid Cap Value Fund Class A
1 year	3 years	5 years	10 years
$98	$306	$531	$1,178

JNL/MFS Mid Cap Value Fund Class I
1 year	3 years	5 years	10 years
$67	$211	$368	$822

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	32%

483

Principal Investment Strategies.

The Fund seeks to meet its objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issuers with medium market capitalizations.

Massachusetts Financial Services Company (“Sub-Adviser” or “MFS”) generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2020, the capitalization range of the Russell Midcap® Value Index was between approximately $584.6 million and $51.1 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the Fund’s assets primarily in equity securities. Equity securities include common stocks, equity interests in real estate investment trusts (“REITs”), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the Fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the Fund’s assets in foreign securities.

MFS normally invests the Fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the Fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

484

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to April 24, 2017, reflects the Fund’s results when managed by the former sub-adviser, Goldman Sachs Assets Management, L.P. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

485

Effective August 13, 2018, the Fund was combined with JNL/Invesco Mid Cap Value Fund with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the JNL/Invesco Mid Cap Value Fund.

Effective April 27, 2020, the Fund was combined with JNL/PPM America Mid Cap Value Fund, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the JNL/PPM America Mid Cap Value Fund.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 19.87%; Worst Quarter (ended 3/31/2020): -31.26%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 19.87%; Worst Quarter (ended 3/31/2020): -31.23%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/MFS Mid Cap Value Fund (Class A)	3.87%	9.04%	8.80%
MSCI USA Mid Cap Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	1.05%	9.93%	10.62%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/MFS Mid Cap Value Fund (Class I)	4.13%	9.32%	9.06%
MSCI USA Mid Cap Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	1.05%	9.93%	10.62%

486

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Kevin Schmitz	April 2017	Investment Officer, MFS
Brooks Taylor	April 2017	Investment Officer, MFS

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

487

Summary Prospectus – April 26, 2021

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to provide long-term capital growth by seeking to track the performance of the Morningstar® PitchBook Developed Markets Listed Private Equity IndexSM (“Index”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.21%
Total Annual Fund Operating Expenses	0.71%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.21%
Total Annual Fund Operating Expenses	0.41%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Morningstar PitchBook Listed Private Equity Index Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

JNL/Morningstar PitchBook Listed Private Equity Index Fund Class I
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus.

488

Principal Investment Strategies.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index. The Index tracks the performance of public companies with significant private equity exposure that are listed in developed markets countries. More specifically, the Index is comprised of companies whose primary industry is classified by PitchBook Data, Inc. as private equity and are involved in venture capital, private equity buyouts or growth and mezzanine financing as well as companies with substantial private equity investments. The Index constituents include direct private equity investors, alternative asset managers, fund-of-funds, holding companies, and closed-end funds with significant private equity exposures. While the Index may include fund of funds, the Fund will not invest in those constituents. The weight of each security in the Index is based on float market capitalization, adjusted for a purity score, and subjected to investment stage and maximum security weight constraints. The Index is reconstituted annually and implemented after the close of business on the third Friday of December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday. As of December 31, 2020, the Index had 55 constituents and the full market capitalization range was $133 million to $43,682 million. The number of stocks in the Index is subject to the selection and eligibility criteria at the time of reconstitution. As this is a rule-based index, private securities are not a part of the Index by rule. As of December 31, 2020, the total percentage weight of the Index in foreign securities (non-U.S.) was 64.67%.

The Fund may concentrate its investments in the capital markets industry to the extent that the Index the Fund is designed to track is also so concentrated. As such, the Fund’s investments may be concentrated in the private equity/venture capital industry.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

When attempting to replicate an index such as the Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund stays aligned with the benchmark automatically with the change in share price, due to the close similarity between the holdings of the Index and those of the Fund. The Fund is managed and rebalanced to reflect the composition of the Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain

489

risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Mezzanine securities risk – Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

490

•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

Performance for the Fund has not been included because the Fund commenced operations on the date of this Prospectus. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	April 2021	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	April 2021	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	April 2021	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

491

Summary Prospectus – April 26, 2021

JNL/Morningstar Wide Moat Index Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to provide total return by tracking the performance, net of expenses, of the Morningstar® Wide Moat Focus IndexSM.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.27%
Total Annual Fund Operating Expenses	0.77%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.27%
Total Annual Fund Operating Expenses	0.47%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Morningstar Wide Moat Index Fund Class A
1 year	3 years	5 years	10 years
$79	$246	$428	$954

JNL/Morningstar Wide Moat Index Fund Class I
1 year	3 years	5 years	10 years
$48	$151	$263	$591

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	72%

492

Principal Investment Strategies.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® Wide Moat Focus IndexSM (“Index”). The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

The Index is equal weighted and provides exposure to companies with Morningstar Economic Moat Ratings of “Wide” that are trading at the lowest current market price/fair value ratios. Moat ratings and fair value estimates are determined through independent research conducted by the Morningstar Equity Research team (“Morningstar Research”).

Wide-moat companies are those in which Morningstar Research has very high confidence that excess returns will remain for 10 years, with excess returns more likely than not to remain for at least 20 years. An economic moat is a structural feature that allows a firm to sustain excess profits over a long period of time. Morningstar Research defines excess profits as returns on invested capital (ROICs), above their estimate of a firm’s cost of capital, or weighted average cost of capital (WACC). Without a moat, profits are more susceptible to competition. Morningstar Research has identified five sources of economic moats: intangible assets, switching costs, network effect, cost advantage, and efficient scale. To assess the sustainability of excess profits, analysts perform ongoing assessments of what Morningstar Research calls the “moat trend.” A firm’s moat trend is positive in cases where Morningstar Research believes its sources of competitive advantage are growing stronger; stable where they do not anticipate changes to competitive advantages over the next several years; or negative when they see signs of deterioration.

Morningstar Research uses a standardized, proprietary valuation model to assign fair values to potential Index constituents’ common stock. Morningstar’s equity research team estimates the issuer’s future free cash flows and then calculates an enterprise value using weighted average costs of capital as the discount rate. Morningstar Research then assigns each issuer’s common stock a fair value by adjusting the enterprise value to account for net debt and other adjustments.

The Index employs a staggered rebalance methodology and is divided into two sub-portfolios. Each typically contains 40 stocks. However, if securities fall short of the selection and eligibility criteria or if securities are added or deleted as a result of corporate actions after reconstitution, the sub-portfolio can hold more or fewer than 40 companies. In addition, securities that are deleted from the Morningstar® US Market IndexSM after June and December reconstitutions are simultaneously deleted from the Index. One sub-portfolio reconstitutes in December and June, the other in March and September. At each reconstitution, the 40 securities representing the lowest current market price/fair value are selected from the list of eligible securities for the sub-portfolio. A buffer rule is applied to the current Index constituents. Current constituents ranked within the top 150% of the target count in the eligible universe based on current market price/fair value ratio are retained in the Index. The maximum weight of an individual sector in the Index is capped at 10% more than its corresponding weight in the Morningstar® US Market IndexSM at the time of reconstitution, or 40%, whichever is higher. Due to the staggered rebalance methodology, constituents and weightings may vary between sub-portfolios. As a rule, adjustments to one sub-portfolio are performed after the close of business on the third Friday of March and September and adjustments to the other sub-portfolio are performed after the close of business on the third Friday of June and December, and all adjustments are effective on the following Monday. If the Monday is a market holiday, reconstitution and rebalancing occurs on the Tuesday immediately following. In addition to the quarterly staggered reconstitution of sub-portfolio, the sub-portfolios weights are reset to 50% every June and December and distributed among the securities within them in proportion to their weight.

The aggregate portfolio can contain between 40 and 80 constituents.

The Fund intends to hold the same number of securities as the Index. As of December 31, 2020, the Index included 49 securities of companies with a market capitalization range of between approximately $437.68 billion to $2.26 trillion and a weighted average market capitalization of $395.57 billion. These amounts are subject to change.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

493

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.

494

•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund was combined with the JNL/The London Company Focused U.S. Equity Fund (the “Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund’s principal investment strategies, the Fund uses the S&P 500 Index as the Fund’s secondary benchmark.

495

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 19.07%; Worst Quarter (ended 3/31/2020): -20.21%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 19.08%; Worst Quarter (ended 3/31/2020): -20.13%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (August 13, 2018)
JNL/Morningstar Wide Moat Index Fund (Class A)	14.17%	16.05%
Morningstar Wide Moat Focus Index (reflects no deduction for fees, expenses, or taxes)	15.09%	16.92%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	14.74%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (August 13, 2018)
JNL/Morningstar Wide Moat Index Fund (Class I)	14.47%	16.40%
Morningstar Wide Moat Focus Index (reflects no deduction for fees, expenses, or taxes)	15.09%	16.92%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	14.74%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

496

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	August 2018	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

497

Summary Prospectus – April 26, 2021

JNL/Neuberger Berman Commodity Strategy Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek total return.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.17%
Acquired Fund Fees and Expenses[2]	0.05%
Total Annual Fund Operating Expenses	0.97%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.17%
Acquired Fund Fees and Expenses[2]	0.05%
Total Annual Fund Operating Expenses	0.67%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Neuberger Berman Commodity Strategy Fund Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

JNL/Neuberger Berman Commodity Strategy Fund Class I
1 year	3 years	5 years	10 years
$68	$214	$373	$835

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

498

Period
1/1/2020 - 12/31/2020	106%

Principal Investment Strategies.

The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed-income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals.

The Fund seeks to gain long and short exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to invest directly in commodities.

Companies with similar characteristics may be grouped together in broad categories called sectors. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Fund assets not invested in commodity-linked derivative instruments will be invested in fixed income securities, cash or cash equivalent instruments, or money market mutual funds.

The Fund may hold commodity-linked derivative instruments that provide leveraged exposure to commodities so that the Fund’s investment exposure to commodities (through their use of commodity-linked derivative instruments) may, at times, equal or slightly exceed the Fund’s net assets.

In managing the Fund’s commodity investments, the Fund’s sub-adviser, Neuberger Berman Investment Advisers LLC (the “Sub-Adviser”) seeks to identify investment opportunities using quantitative investment models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Sub-Adviser seeks to provide returns that are not highly correlated with other major asset classes. The Fund may take short positions in one or more separate commodities. The short positions used by the Fund primarily involve buying a derivative on a commodity in anticipation that the price of the commodity will decline.

The Sub-Adviser will use various quantitative models employing strategies intended to identify investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-balancing strategy that considers the total portfolio risk the Sub-Adviser believes to be associated with each commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, precious metals, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee)); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.

From time to time, the Fund’s investment program may emphasize a particular sector of the commodities markets. If the Fund emphasizes one or more sectors, the performance of investments in the Fund will likely be affected by events affecting the performance of those sectors.

The Fund’s fixed income investments will be mainly in investment grade fixed income securities and are intended to provide liquidity and preserve capital and may serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. Government and its agencies and instrumentalities, bank certificates of deposit, mortgage backed securities, asset-backed securities, and corporate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds or other fixed income instruments, as described above. The Fund’s use of commodity-linked derivative instruments to obtain long and short exposure to the commodity markets may result in leverage, which amplifies the risks that are associated with the commodities underlying the derivative instruments. The Fund’s aggregate investment exposure, as measured on a notional basis, may be greater than 100% of the Fund’s total assets from time to time.

Although the Fund invests primarily in domestic securities and other instruments, it may also invest in foreign securities and other instruments.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

499

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
•	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.
•	Commodities regulatory risk – Commodity-related operating companies typically are subject to significant foreign, federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (“CFTC”) and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, increasing margin requirements, establishing daily limits and suspending trading. In addition, compliance with certain CFTC requirements may increase the Fund’s expenses. Future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.
•	Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).
•	Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

500

•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

501

•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market direction risk – Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions. The markets may have considerable volatility from day to day and even in intra-day trading.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

•	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

502

•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/Neuberger Berman Commodity Strategy Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2020): 15.94%; Worst Quarter (ended 3/31/2020): -29.31%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 16.01%; Worst Quarter (ended 3/31/2020): -29.23%

503

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (April 28, 2014)
JNL/Neuberger Berman Commodity Strategy Fund (Class A)	-3.63%	2.84%	-5.88%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	-3.12%	1.03%	-7.36%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Neuberger Berman Commodity Strategy Fund (Class I)	-3.62%	0.74%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	-3.12%	-1.08%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Neuberger Berman Investment Advisers LLC (“NBIA”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Hakan Kaya	April 2014	Managing Director, NBIA
Thomas A. Sontag	April 2014	Managing Director, NBIA
David Yi Wan	April 2016	Senior Vice President, NBIA

Messrs. Wan, Kaya and Sontag are primarily responsible for the day-to-day management of the Fund’s investments in commodity-linked derivative instruments. Mr. Sontag is primarily responsible for the day-to-day management of the Fund’s fixed-income securities.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

504

Summary Prospectus – April 26, 2021

JNL/Neuberger Berman Strategic Income Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek high current income with a secondary objective of long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.94%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.64%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Neuberger Berman Strategic Income Fund Class A
1 year	3 years	5 years	10 years
$96	$300	$520	$1,155

JNL/Neuberger Berman Strategic Income Fund Class I
1 year	3 years	5 years	10 years
$65	$205	$357	$798

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	116%

505

Principal Investment Strategies.

To pursue its investment objective, the Fund invests primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans. Securities in which the Fund may invest may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest at the time of issuance.

The Fund may invest in debt securities across the credit spectrum, including investment grade securities, below investment grade securities (“high yield bonds,” commonly called “junk bonds”) and unrated securities. The Fund may invest without limit in below investment grade securities. The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are deemed by the Sub-Adviser to be of comparable quality. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments.

The Fund may also invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers. These derivative instruments may include, but are not limited to, futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest without limit in foreign securities, but normally will not invest more than 50% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as a High Income Organization for Economic Cooperation and Development (OECD) member country by the World Bank.

Additionally, the Fund may invest in convertible securities and preferred securities. The Fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations.

The Fund may invest in debt securities of any maturity and does not have a target average duration.

In an effort to achieve its investment objective, the Fund may engage in active and frequent trading.

The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

506

•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Currency transaction risk – Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts may not be guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

507

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

508

•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
•	Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity, or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
•	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most

509

major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 10.34%; Worst Quarter (ended 3/31/2020): -9.94%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 10.45%; Worst Quarter (ended 3/31/2020): -9.86%

510

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (April 30, 2012)
JNL/Neuberger Berman Strategic Income Fund (Class A)	7.01%	5.20%	4.02%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.37%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Class (April 30, 2012)
JNL/Neuberger Berman Strategic Income Fund (Class I)	7.31%	5.47%	4.27%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.37%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Neuberger Berman Investment Advisers LLC (“NBIA”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thanos Bardas	April 2012	Managing Director, NBIA
David M. Brown	April 2012	Managing Director, NBIA
Ashok Bhatia	December 2017	Managing Director, NBIA
Bradley C. Tank	April 2012	Managing Director, NBIA

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

511

Summary Prospectus – April 26, 2021

JNL/PIMCO Income Fund

Class A

Class I

Investment Objective.

The primary investment objective of the Fund is to maximize current income.

Long-term capital appreciation is a secondary objective.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.94%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.64%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PIMCO Income Fund Class A
1 year	3 years	5 years	10 years
$96	$300	$520	$1,155

JNL/PIMCO Income Fund Class I
1 year	3 years	5 years	10 years
$65	$205	$357	$798

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	524%

512

Principal Investment Strategies.

The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed-Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed-income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed-income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund’s exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality (except such 50% limitation shall not apply to the Fund’s investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 10% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

513

•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

514

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
•	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 27, 2020, the Fund was combined with JNL/Neuberger Berman Currency Fund, a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the JNL/Neuberger Berman Currency Fund.

Effective April 27, 2020, the Fund was combined with JNL/Scout Unconstrained Bond Fund, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the JNL/Scout Unconstrained Bond Fund.

515

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 5.28%; Worst Quarter (ended 3/31/2020): -6.28%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 5.45%; Worst Quarter (ended 3/31/2020): -6.24%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/PIMCO Income Fund (Class A)	4.95%	4.04%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/PIMCO Income Fund (Class I)	5.30%	4.37%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC (“PIMCO”)

516

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Alfred T. Murata	September 2017	Managing Director, PIMCO
Daniel J. Ivascyn	September 2017	Group Chief Investment Officer, Managing Director, PIMCO
Josh Anderson	August 2018	Managing Director, PIMCO

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

517

Summary Prospectus – April 26, 2021

JNL/PIMCO Investment Grade Credit Bond Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.33%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.74%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.33%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.44%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PIMCO Investment Grade Credit Bond Fund Class A
1 year	3 years	5 years	10 years
$76	$237	$411	$918

JNL/PIMCO Investment Grade Credit Bond Fund Class I
1 year	3 years	5 years	10 years
$45	$141	$246	$555

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	167%

518

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Bloomberg Barclays U.S. Credit Index, as calculated by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”), as rated Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 30% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

519

•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially

520

those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.

521

•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.
•	Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if the value of collateral held by the Fund, including the value of the investments made with the cash received from the sale of securities, is less than the value of the securities sold by the Fund. These events could also trigger adverse tax consequences to the Fund.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.
•	Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.
•	Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity, or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
•	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.

•	When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

522

•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/PIMCO Investment Grade Credit Bond Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

523

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 8.39%; Worst Quarter (ended 6/30/2013): -3.78%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 8.54%; Worst Quarter (ended 3/31/2020): -2.69%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (February 06, 2012)
JNL/PIMCO Investment Grade Credit Bond Fund (Class A)	10.52%	7.00%	5.18%
Bloomberg Barclays U.S. Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	9.35%	6.44%	4.89%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/PIMCO Investment Grade Credit Bond Fund (Class I)	10.91%	7.10%
Bloomberg Barclays U.S. Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	9.35%	6.57%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC (“PIMCO”)

524

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Amit Arora, CFA, FRM	October 2016	Executive Vice President and Portfolio Manager, PIMCO
Mohit Mittal	October 2016	Managing Director and Portfolio Manager, PIMCO
Mark R. Kiesel	March 2012	Managing Director and Chief Investment Officer Global Credit, PIMCO

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

525

Summary Prospectus – April 26, 2021

JNL/PIMCO Real Return Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.26%
Total Annual Fund Operating Expenses	0.95%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.26%
Total Annual Fund Operating Expenses	0.65%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PIMCO Real Return Fund Class A
1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

JNL/PIMCO Real Return Fund Class I
1 year	3 years	5 years	10 years
$66	$208	$362	$810

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	179%

526

Principal Investment Strategies.

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of fixed-income instruments. “Fixed-income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers (“CPI-U”) as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure, such as CPI-U. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Bloomberg Barclays U.S. TIPS Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”). For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of the inflation-indexed portfolio.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P Global Ratings or Fitch Inc., or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as futures, options, or swap agreements, or in mortgage or asset-backed securities. The Fund may purchase or sell securities on a when-issued basis, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign

527

currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

528

•	Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may not receive any income from such investments. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

529

•	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective August 13, 2018, the Fund was combined with JNL Real Assets Fund (“Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 5.64%; Worst Quarter (ended 6/30/2013): -8.29%

530

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 5.74%; Worst Quarter (ended 6/30/2013): -8.28%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/PIMCO Real Return Fund (Class A)	11.46%	5.07%	3.50%
Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	10.99%	5.08%	3.81%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/PIMCO Real Return Fund (Class I)	11.78%	5.35%	3.73%
Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	10.99%	5.08%	3.81%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC (“PIMCO”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Stephen Rodosky	January 2019	Managing Director and Portfolio Manager, PIMCO
Daniel He	December 2019	Senior Vice President and Portfolio Manager, PIMCO

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

531

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

532

Summary Prospectus – April 26, 2021

JNL/PPM America Floating Rate Income Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek to provide a high level of current income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.94%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.64%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PPM America Floating Rate Income Fund Class A
1 year	3 years	5 years	10 years
$96	$300	$520	$1,155

JNL/PPM America Floating Rate Income Fund Class I
1 year	3 years	5 years	10 years
$65	$205	$357	$798

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

533

Period
1/1/2020 - 12/31/2020	27%

Principal Investment Strategies.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), and repurchase agreements.

Additionally, for purposes of satisfying the 80% requirement, the Fund has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”) comprised of the securities described above, short term bond funds and floating rate funds. The Fund generally uses ETFs as a tool to obtain exposure to the securities in which it primarily invests. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets for purposes of the 80% requirement.

The Fund invests primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics, and are commonly known as “junk bonds.”

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM America, Inc. (“Sub-Adviser”) currently expects that the average credit ratings of the Fund’s loan facilities will primarily be between BB-/Ba3 and B/B2 as determined by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by the Sub-Adviser to be of comparable quality, though the average credit rating of the Fund’s loan portfolio may be outside of this range from time to time.

The Fund may invest up to 20% of its net assets in cash and non-floating rate debt securities, including lower-rated debt securities (“high yield”), commonly known as “junk bonds,” and equity securities. Below investment grade securities typically offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.
•	Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

534

•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Consumer discretionary risk – If a Fund invests a significant portion of its assets in issuers in the consumer discretionary sector of the market, the Fund may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.
•	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

535

•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.

536

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 7.94%; Worst Quarter (ended 3/31/2020): -12.52%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 8.00%; Worst Quarter (ended 3/31/2020): -12.47%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (January 01, 2011)
JNL/PPM America Floating Rate Income Fund (Class A)	0.46%	3.91%	3.11%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	3.12%	5.24%	4.31%

537

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/PPM America Floating Rate Income Fund (Class I)	0.73%	2.82%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	3.12%	4.05%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc. (“PPM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Adam Spielman	June 2018	Senior Managing Director, Head of Leveraged Credit, PPM
David Wagner	2011	Senior Managing Director, PPM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

538

Summary Prospectus – April 26, 2021

JNL/PPM America High Yield Bond Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to maximize current income.

As a secondary objective, the Fund seeks capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.75%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.45%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PPM America High Yield Bond Fund Class A
1 year	3 years	5 years	10 years
$77	$240	$417	$930

JNL/PPM America High Yield Bond Fund Class I
1 year	3 years	5 years	10 years
$46	$144	$252	$567

539

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	77%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in high-yield, high-risk debt securities (“junk bonds”) and related investments that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency, or, if not rated by any credit rating agency, determined to be below investment-grade quality by PPM America, Inc. (“Sub-Adviser”). Below investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative.

The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit). The Fund may invest in securities sold pursuant to Rule 144A of the Securities Act of 1933, as amended. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. The Fund may also invest in bank loans.

The Fund may also invest up to 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt rated below BBB- or Baa3 by at least one major credit rating agency, or, if not rated by any credit rating agency, determined by Sub-Adviser to be below investment-grade quality, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

Additionally, the Fund has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”), money market funds, unit investment trusts and open-end and closed-end funds, including affiliated investment companies. For purposes of satisfying the 80% requirement, the Fund may invest in high yield ETFs comprised of the securities described above. The Fund generally uses high yield ETFs as a tool to obtain exposure to the securities in which it primarily invests.

In seeking to maximize income, the Sub-Adviser seeks to identify the best relative value investment opportunities across various debt sectors by analyzing overall economic conditions within and among these sectors. In pursuing capital appreciation, the Sub-Adviser looks for those companies that it believes have the highest potential for improving credit fundamentals. In light of the risks associated with high yield securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

540

•	Distressed debt risk – The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.
•	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of

541

America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
•	Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Mezzanine securities risk – Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

542

•	Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, the Fund was combined with JNL/PPM America Long Short Credit Fund (“Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 8.58%; Worst Quarter (ended 3/31/2020): -13.60%

543

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 8.56%; Worst Quarter (ended 3/31/2020): -13.47%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/PPM America High Yield Bond Fund (Class A)	5.11%	7.52%	5.87%
ICE Bank of America Merrill Lynch High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)	6.07%	8.42%	6.61%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/PPM America High Yield Bond Fund (Class I)	5.45%	7.79%	6.12%
ICE Bank of America Merrill Lynch High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)	6.07%	8.42%	6.61%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc. (“PPM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Adam Spielman	June 2018	Senior Managing Director, Head of Leveraged Credit, PPM
Karl Petrovich	April 2018	Managing Director, PPM
John Broz (CPA inactive)	May 2019	Managing Director, PPM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.

544

You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

545

Summary Prospectus – April 26, 2021

JNL/PPM America Total Return Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.79%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.49%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/PPM America Total Return Fund Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

JNL/PPM America Total Return Fund Class I
1 year	3 years	5 years	10 years
$50	$157	$274	$616

546

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	80%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage-backed securities and other asset-backed securities and cash equivalents. The Fund’s average portfolio duration normally varies within two years (plus or minus) of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, portfolio duration of two years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately two percent. The Fund seeks to manage duration versus the duration of the benchmark as a reflection of its expectation for future changes in interest rates.

The Fund may invest up to 20% of its total assets in securities rated below investment grade (sometimes referred to as “high yield” securities or “junk bonds”), including floating rate loans and securities of distressed companies. High yield or junk bonds are bonds that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency or, if not rated by any credit rating agency, deemed to be below investment-grade quality by PPM America, Inc. (“Sub-Adviser”). Investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies of which up to 15% may include securities of issuers based in emerging markets. Emerging market countries are generally considered to be countries with developing economies or markets and may include any country recognized to be an emerging market country by the International Monetary Fund, MSCI, Inc. or Standard & Poor’s Corporation or recognized to be a developing country by the United Nations. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will generally seek to hedge foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) such that foreign currency exposure will normally be limited to 10% of the Fund’s total assets.

For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above such as options, futures contracts or swap agreements. Specifically, the Fund may use futures to hedge duration or to increase the Fund’s exposure to interest rate or yield curve risk. The Fund may also use credit default swaps or credit default swap indices (CDX) to increase or decrease the Fund’s exposure to credit risk or to hedge credit risk in a particular name, industry or sector. The Fund may invest without limitation in derivative instruments. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into purchase and sale contracts of mortgage pools or by using other investment techniques (such as dollar rolls).

Additionally, the Fund has the ability to invest in money market funds.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

547

•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Precious metals related securities risk.”
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the

548

costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	When-issued and delayed delivery securities and forward commitments risk – When-issued, delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data below includes the performance of the JNL/PPM America Total Return Fund, then a series of JNL Investors Series Trust, for periods before the Fund’s registration statement became effective.

549

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 5.97%; Worst Quarter (ended 6/30/2013): -2.94%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 6.04%; Worst Quarter (ended 3/31/2018): -1.34%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/PPM America Total Return Fund (Class A)	9.85%	5.64%	5.16%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/PPM America Total Return Fund (Class I)	10.24%	6.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc. (“PPM”)

550

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael T. Kennedy, CFA	2009	Senior Managing Director, PPM
Sau Mui, CFA	April 2020	Vice President, PPM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

551

Summary Prospectus – April 26, 2021

JNL/RAFI® Fundamental U.S. Small Cap Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to track the performance of the RAFI® Fundamental U.S. Small Company Index.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses	0.67%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses	0.37%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.32%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/RAFI® Fundamental U.S. Small Cap Fund Class A
1 year	3 years	5 years	10 years
$68	$214	$373	$835

JNL/RAFI® Fundamental U.S. Small Cap Fund Class I
1 year	3 years	5 years	10 years
$33	$114	$203	$463

552

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	26%

Principal Investment Strategies.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental U.S. Small Company Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of U.S. small companies determined by the relative size of each company based on a company’s fundamental footprint, including adjusted sales, cash flow, dividends and buybacks, and book value.

As of December 31, 2020, the Index consisted of 747 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may also invest in exchange-traded funds (“ETFs”) to assist with index rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in U.S. equity and equity-related securities, including common and preferred securities. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

553

•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
•	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

554

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s predecessor fund’s (JNL/Mellon Capital S&P® SMid 60 Fund) performance from year to year and by showing how the Fund’s predecessor fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the predecessor fund. Performance prior to June 24, 2019 reflects the predecessor fund’s results when the predecessor fund’s primary benchmark was the S&P MidCap 400 Index and its secondary benchmark was the S&P SmallCap 600 Index. Effective June 24, 2019, for consistency with the Fund’s principal investment strategy, the Fund’s primary benchmark became the RAFI® Fundamental U.S. Small Company Index (Gross) and its secondary benchmark became the MSCI USA Small Cap Index (Gross). The predecessor fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The Fund commenced operations on June 24, 2019. Performance shown below is from the JNL/Mellon Capital S&P® SMid 60 Fund, a series of JNL Variable Fund LLC, for below periods before the Fund’s registration statement became effective.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 26.04%; Worst Quarter (ended 3/31/2020): -33.98%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 26.06%; Worst Quarter (ended 3/31/2020): -33.89%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/RAFI® Fundamental U.S. Small Cap Fund (Class A)	8.62%	4.56%	5.85%
RAFI Fundamental U.S. Small Company Index (Net) (reflects no deduction for fees, expenses, or taxes)	9.23%	10.84%	10.82%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	18.90%	13.89%	12.15%

555

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/RAFI® Fundamental U.S. Small Cap Fund (Class I)	9.02%	4.85%	6.12%
RAFI Fundamental U.S. Small Company Index (Net) (reflects no deduction for fees, expenses, or taxes)	9.23%	10.84%	10.82%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	18.90%	13.89%	12.15%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010*	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

* Prior to April 29, 2019, the Fund Management team information shown is for the JNL/Mellon Capital S&P® SMid 60 Fund, the Fund’s predecessor fund.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

556

Summary Prospectus – April 26, 2021

JNL/RAFI® Multi-Factor U.S. Equity Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to track the performance of the RAFI® Multi-Factor U.S. Index.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses	0.67%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses	0.37%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/RAFI® Multi-Factor U.S. Equity Fund Class A
1 year	3 years	5 years	10 years
$68	$214	$373	$835

JNL/RAFI® Multi-Factor U.S. Equity Fund Class I
1 year	3 years	5 years	10 years
$38	$119	$208	$468

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	40%

557

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Multi-Factor U.S. Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Index is designed to provide long-only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a rules-based approach to construct five factor portfolios within the Index. The Index equally weights each of the factor portfolios into a combined portfolio of stocks that are weighted by their fundamental size (e.g., earnings, revenues, book value).

The Index consists of five “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality, momentum, and size.

The value factor emphasizes companies with high ratio of company fundamental weight to its market capitalization weight.

The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns.

The quality factor emphasizes companies that are high in profitability and low in investment spending.

The momentum factor emphasizes stocks with high momentum.

The size factor is the equal weight of the small company portions, based on a company’s fundamental weight, of the other four factors. A company’s fundamental weight may be adjusted by a “free float factor,” which is the ratio of the total market capitalization of the shares of the company in free float to the total market capitalization of the company.

For the value, low volatility, and quality “factor portfolios,” eligible securities are ranked by their factor score, and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio.” For the momentum “factor portfolio,” eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion.

The Index is reconstituted on an annual basis and rebalanced on a quarterly basis. As of December 31, 2020, the Index consisted of 1,441 Component Securities. The Index allocates an equal weight to each factor at each quarterly rebalance. Each factor (other than momentum) is reconstituted annually on the last business day of March and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. This staggered rebalancing is intended to diversify risk and decrease market impact. The momentum factor, unlike the other factors, is reconstituted and fully rebalanced quarterly.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may also invest in exchange-traded funds (“ETFs”) to assist with index rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in U.S. equity and equity-related securities, including common and preferred securities. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

558

•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
•	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

559

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s predecessor fund’s (JNL/Mellon Capital JNL 5 Fund performance from year to year and by showing how the Fund’s predecessor fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the predecessor fund. Performance prior to June 24, 2019 reflects the predecessor fund’s results when the predecessor fund’s primary benchmark was the S&P 500 Index. Effective June 24, 2019, for consistency with the Fund’s principal investment strategy, the Fund’s primary benchmark became the RAFI® Multi-Factor U.S. Index. The predecessor fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The Fund commenced operations on June 24, 2019. Performance shown below is from the JNL/Mellon Capital JNL 5 Fund, a series of JNL Variable Fund LLC, for below periods before the Fund’s registration statement became effective.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 18.64%; Worst Quarter (ended 3/31/2020): -24.81%

560

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 18.68%; Worst Quarter (ended 3/31/2020): -24.76%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/RAFI® Multi-Factor U.S. Equity Fund (Class A)	9.95%	9.25%	9.85%
RAFI Multi-Factor U.S. Index (reflects no deduction for fees, expenses, or taxes)	10.69%	12.06%	12.85%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/RAFI® Multi-Factor U.S. Equity Fund (Class I)	10.28%	9.52%	10.09%
RAFI Multi-Factor U.S. Index (reflects no deduction for fees, expenses, or taxes)	10.69%	12.06%	12.85%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	2010*	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

* Prior to April 29, 2019, the Fund Management team information shown is for the JNL/Mellon Capital JNL 5 Fund, the Fund’s predecessor fund.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

561

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

562

Summary Prospectus – April 26, 2021

JNL/T. Rowe Price Balanced Fund

Class A

Class I

Investment Objectives.

The investment objective of the Fund is to seek capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	1.01%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.71%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Balanced Fund Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

JNL/T. Rowe Price Balanced Fund Class I
1 year	3 years	5 years	10 years
$73	$227	$395	$883

563

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	126%

Principal Investment Strategies.

The Fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities, money market securities, and cash reserves. The Fund may invest up to 35% of its total assets in foreign securities.

The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging.

T. Rowe Price Associates, Inc. (“Sub-Adviser”) may decide to overweight and underweight a particular asset class based on its outlook for the economy and financial markets. Under normal conditions, the Fund’s allocation to the broad asset classes will be within the following ranges, each as a percentage of the Fund’s net assets: stocks (55%-75%), and fixed income securities, money market securities, and cash reserves (25%-45%). When deciding upon allocations within these prescribed limits, the Sub-Adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the Sub-Adviser may favor stocks. The Fund will invest in bonds, including foreign issues, which are primarily investment grade (i.e., assigned one of the four highest credit ratings by established credit rating agencies) and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the Sub-Adviser’s outlook for interest rates. The Fund may at times invest significantly in certain sectors.

When selecting particular stocks, the Sub-Adviser will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and international stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon the Sub-Adviser’s proprietary stock research expertise. While the Fund maintains a well-diversified portfolio, the Sub-Adviser may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield “junk” bonds, mortgage- and asset-backed securities, international bonds and emerging market bonds), the Sub-Adviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment grade bonds.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria. These situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

564

•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

565

•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to August 13, 2018, reflects the Fund’s results when managed by the former sub-adviser, Milliman Financial Risk Management LLC. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, the Fund was combined with JNL/AQR Risk Parity Fund (the “Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund’s principal investment strategies, the Fund uses the 45% S&P 500 Index, 20% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

566

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 13.93%; Worst Quarter (ended 3/31/2020): -15.58%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 13.90%; Worst Quarter (ended 3/31/2020): -15.47%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (April 28, 2014)
JNL/T. Rowe Price Balanced Fund (Class A)	11.98%	8.84%	6.51%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.75%	7.36%
45% S&P 500 Index, 20% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.16%	10.12%	8.43%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.28%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	4.44%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.90%

567

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/T. Rowe Price Balanced Fund (Class I)	12.26%	9.74%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.10%
45% S&P 500 Index, 20% MSCI EAFE Index (Net), 35% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.16%	10.06%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	5.24%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Charles M. Shriver, CFA	August 2018	Vice President, T. Rowe Price
Toby M. Thompson, CFA, CAIA	August 2018	Vice President, T. Rowe Price

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

568

Summary Prospectus – April 26, 2021

JNL/T. Rowe Price Capital Appreciation Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in common stocks. It may also hold fixed income and other securities to help preserve principal value.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.14%
Total Annual Fund Operating Expenses	0.97%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.14%
Total Annual Fund Operating Expenses	0.67%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Capital Appreciation Fund Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

JNL/T. Rowe Price Capital Appreciation Fund Class I
1 year	3 years	5 years	10 years
$68	$214	$373	$835

569

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	86%

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt (including mortgage- and asset-backed securities), bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund has significant flexibility to invest in a broad range of equity and fixed income securities. The Fund may invest up to 25% of its total assets in foreign securities.

The Fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”) buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund may invest. Because the Sub-Adviser attempts to prevent losses as well as achieve gains, the Sub-Adviser typically uses a value approach in selecting investments. The Sub-Adviser’s research team seeks to identify companies that seems undervalued by various measures, such as price/book value, and may be temporarily out of favor but the Sub-Adviser believes have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive. The Fund may at times invest significantly in certain sectors.

The Sub-Adviser seeks to reduce risk and to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserves may reflect the Sub-Adviser’s ability to find companies that meet its valuation criteria rather than its market outlook.

The Fund may purchase bonds, convertible securities and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations, and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund may invest. The Fund may not invest more than 25% of its total assets in below investment-grade debt securities (“junk bonds”) and bank loans combined. If a security is split rated (i.e., rated investment grade by at least one rating agency and noninvestment grade by another rating agency), the higher rating will be used for purposes of this requirement. The Fund may invest up to 10% of total assets in mortgage- and asset-backed securities. The Fund may also write (i.e., sell) call options, primarily in an effort to protect against downside risk or to generate additional income.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into what the Sub-Adviser believes are more promising opportunities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

570

•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.

571

•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of a security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

572

•	Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/T. Rowe Price Capital Appreciation Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Consistent with the Fund’s principal investment strategies, the Fund uses the 60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 13.44%; Worst Quarter (ended 3/31/2020): -11.85%

573

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 13.56%; Worst Quarter (ended 3/31/2020): -11.79%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (September 16, 2013)
JNL/T. Rowe Price Capital Appreciation Fund (Class A)	17.48%	12.60%	11.62%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.78%
60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	14.73%	11.11%	10.08%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	4.09%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/T. Rowe Price Capital Appreciation Fund (Class I)	17.85%	13.79%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%
60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	14.73%	11.58%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
David R. Giroux, CFA	September 2013	Chief Investment Officer, U.S. Equity Multi-Discipline and Chairman of Investment Advisory Committee, T. Rowe Price

574

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

575

Summary Prospectus – April 26, 2021

JNL/T. Rowe Price Established Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term capital growth through investments in stocks.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.43%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.83%

[1]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.43%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.53%

[1]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Established Growth Fund Class A
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

JNL/T. Rowe Price Established Growth Fund Class I
1 year	3 years	5 years	10 years
$54	$170	$296	$665

576

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	35%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing generally in common stocks of large-capitalization companies. T. Rowe Price Associates, Inc. (“Sub-Adviser”) generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests typically in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may at times invest significantly in technology stocks.

The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including securities and instruments that are economically tied to emerging markets.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

577

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

578

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, the Fund was combined with JNL/Vanguard Capital Growth Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund’s principal investment strategies, the Fund uses the S&P 500 Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 28.11%; Worst Quarter (ended 3/31/2020): -14.91%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 28.21%; Worst Quarter (ended 3/31/2020): -14.85%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/T. Rowe Price Established Growth Fund (Class A)	37.09%	19.15%	16.75%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	43.06%	21.48%	17.57%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/T. Rowe Price Established Growth Fund (Class I)	37.50%	19.46%	17.02%
MSCI USA Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	43.06%	21.48%	17.57%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%

579

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Joseph B. Fath, CPA	2014	Chairman of Investment Advisory Committee, T. Rowe Price

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

580

Summary Prospectus – April 26, 2021

JNL/T. Rowe Price Mid-Cap Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term growth of capital.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.59%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.99%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.59%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.69%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. The example does not reflect the voluntary fee waiver. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Mid-Cap Growth Fund Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

JNL/T. Rowe Price Mid-Cap Growth Fund Class I
1 year	3 years	5 years	10 years
$70	$221	$384	$859

581

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	23%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”), expects to grow at a faster rate than the average company.

The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P Mid Cap 400 Index or the Russell MidCap® Growth Index. The market capitalization of companies in the Fund’s portfolio, the S&P Mid Cap 400 Index and the Russell MidCap® Growth Index changes over time. As of December 31, 2020, the market capitalization range for the S&P Mid Cap 400 is $1.4 billion to $26.1 billion. As of December 31, 2020, the market capitalization range for the Russell MidCap Growth is $0.58 billion to $59.6 billion. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization subsequently grows or otherwise falls outside these ranges.

The Fund may at times invest significantly in certain sectors.

In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies (as defined above) at the time of purchase. The Fund may also invest up to 25% of its total assets, (excluding reserves) in foreign securities, including securities and instruments that are economically tied to emerging markets, and 10% of its assets in futures.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

582

•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

583

•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

584

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 27.86%; Worst Quarter (ended 3/31/2020): -23.41%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 27.95%; Worst Quarter (ended 3/31/2020): -23.34%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)	23.55%	15.91%	14.40%
MSCI USA Mid Cap Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	41.97%	18.01%	14.82%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/T. Rowe Price Mid-Cap Growth Fund (Class I)	23.93%	16.22%	14.67%
MSCI USA Mid Cap Growth Index (Gross) (reflects no deduction for fees, expenses, or taxes)	41.97%	18.01%	14.82%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe Price”)

585

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Chairman of Investment Advisory Committee, T. Rowe Price

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

586

Summary Prospectus – April 26, 2021

JNL/T. Rowe Price Short-Term Bond Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.31%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.71%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.31%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.41%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Short-Term Bond Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

JNL/T. Rowe Price Short-Term Bond Fund Class I
1 year	3 years	5 years	10 years
$42	$132	$230	$518

587

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	61%

Principal Investment Strategies.

The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and asset- and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities of issuers in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund’s average effective maturity will normally not exceed three (3) years. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price Associates, Inc. (“Sub-Adviser”). The Fund may continue to hold a security that has been downgraded after purchase.

Within this broad structure, investment decisions generally reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices, yields and credit quality of the various securities. For example, if the Sub-Adviser expects interest rates to fall, it may purchase longer-term securities (within the framework of the Fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if the Sub-Adviser expects interest rates to rise, the Fund may seek securities with shorter maturities.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

In addition, the Fund uses interest rate futures primarily in an effort to manage its exposure to changes in interest rates or to adjust portfolio duration, and credit default swaps primarily in an effort to protect the value of certain portfolio holdings or to manage the Fund’s overall exposure to changes in credit quality.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

588

•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.
•	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

589

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 4.00%; Worst Quarter (ended 3/31/2020): -1.67%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 4.14%; Worst Quarter (ended 3/31/2020): -1.55%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	3.93%	2.33%	1.63%
Bloomberg Barclays Capital 1-3 Year U.S. Government Credit Index (reflects no deduction for fees, expenses, or taxes)	3.33%	2.21%	1.60%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/T. Rowe Price Short-Term Bond Fund (Class I)	4.27%	2.61%	1.87%
Bloomberg Barclays Capital 1-3 Year U.S. Government Credit Index (reflects no deduction for fees, expenses, or taxes)	3.33%	2.21%	1.60%

590

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Michael F. Reinartz, CFA	January 2015	Chairman of Investment Advisory Committee, T. Rowe Price

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

591

Summary Prospectus – April 26, 2021

JNL/T. Rowe Price U.S. High Yield Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek total return, and secondarily, current income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses[3]	0.99%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses[3]	0.69%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

592

JNL/T. Rowe Price U.S. High Yield Fund Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

JNL/T. Rowe Price U.S. High Yield Fund Class I
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	211%

Portfolio turnover for the period of January 1, 2020 to April 26, 2020 is from the prior sub-adviser, Crescent Capital Group LP.

Principal Investment Strategies.

The Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in U.S. high yield instruments (commonly referred to as “junk” bonds), which are debt instruments that are, at the time of purchase, rated below investment grade by a credit rating agency (i.e., Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P Global Ratings or Fitch Ratings, Inc.), or, if not rated by any major credit rating agency, deemed to be below investment grade by T. Rowe Price Associates, Inc. (“Sub-Adviser”). The Fund considers U.S. high yield instruments to include noninvestment-grade bonds, bank loans, and other debt instruments issued by U.S. issuers, as well as bonds denominated in U.S. dollars that are issued by foreign banks and corporations and registered with the SEC for sale in the U.S. (such as Yankee bonds). If a holding is split rated (i.e., rated investment grade by at least one rating agency and below investment grade by another rating agency), the lower rating will be used for purposes of the Fund’s 80% investment policy. The Fund focuses its investments on high yield corporate bonds but may also invest in other income producing instruments including bank loans, convertible securities, and preferred stocks. In selecting bonds, the Sub-Adviser generally evaluates the income provided by the bond and the bond’s appreciation potential, as well as the issuer’s ability to make income and principal payments.

High yield instruments tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

While high yield corporate bonds are typically issued with a fixed interest rate, bank loans have floating interest rates that reset periodically (typically quarterly or monthly). Bank loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The loans held by the Fund may be senior or subordinate obligations of the borrower. The Fund may invest up to 15% of its total assets in bank loans.

The Fund may purchase securities of any maturity, and its weighted average maturity and duration will vary with market conditions.

While most assets will typically be invested in U.S. issued instruments and U.S. dollar-denominated instruments, the Fund may also invest in non-U.S. dollar-denominated bonds of foreign issuers (including securities of issuers in emerging markets). The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated foreign instruments.

While most assets will typically be invested directly in bonds and other debt instruments, the Fund may buy or sell credit default swaps involving a specific issuer or an index in order to adjust the Fund’s overall credit quality, to protect against fluctuations in the prices of certain holdings, to gain exposure to a particular issuer or security, or to manage certain investment risks such as changes in an issuer’s creditworthiness.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

593

•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

594

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
•	LIBOR replacement risk – The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Fund. The effects of discontinuation of LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to April 27, 2020 reflects the Fund’s results when managed by the former sub-adviser, Crescent Capital Group LP. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective June 24, 2019, the Fund was combined with JNL/BlackRock Global Long Short Credit Fund (the “Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

595

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2020): 6.24%; Worst Quarter (ended 3/31/2020): -9.89%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2020): 6.36%; Worst Quarter (ended 3/31/2020): -9.77%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (April 25, 2016)
JNL/T. Rowe Price U.S. High Yield Fund (Class A)	3.45%	4.58%
ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index (reflects no deductions for fees, expenses, or taxes)	6.07%	7.56%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/T. Rowe Price U.S. High Yield Fund (Class I)	3.84%	3.85%
ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index (reflects no deductions for fees, expenses, or taxes)	6.07%	5.59%

596

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Kevin Loome, CFA	April 2020	Vice President, T. Rowe Price

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

597

Summary Prospectus – April 26, 2021

JNL/T. Rowe Price Value Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.

Income is a secondary objective.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.87%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.47%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.57%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. The example does not reflect the voluntary fee waiver. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/T. Rowe Price Value Fund Class A
1 year	3 years	5 years	10 years
$89	$278	$482	$1,073

JNL/T. Rowe Price Value Fund Class I
1 year	3 years	5 years	10 years
$58	$183	$318	$714

598

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	114%

Principal Investment Strategies.

In taking a value approach to investment selection, at least 65% of the Fund’s total assets will normally be invested in common stocks that T. Rowe Price Associates, Inc. (“Sub-Adviser”) regards as undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Sub-Adviser’s research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but which the Sub-Adviser believes have good prospects for capital appreciation.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. The Fund may at times invest significantly in certain sectors.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

599

•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

600

Annual Total Returns as of December 31

Class A

Best Quarter (ended 12/31/2020): 18.54%; Worst Quarter (ended 3/31/2020): -25.37%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 18.67%; Worst Quarter (ended 3/31/2020): -25.30%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/T. Rowe Price Value Fund (Class A)	10.27%	10.59%	11.41%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	0.95%	9.70%	10.45%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/T. Rowe Price Value Fund (Class I)	10.59%	10.89%	11.68%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	0.95%	9.70%	10.45%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Mark S. Finn, CFA, CPA	2009	Chairman of Investment Advisory Committee, T. Rowe Price

601

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

602

Summary Prospectus – April 26, 2021

JNL/Vanguard Moderate ETF Allocation Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses[3]	0.72%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses[3]	0.42%
Less Waiver/Reimbursement[4]	0.13%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.29%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.13% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

603

JNL/Vanguard Moderate ETF Allocation Fund Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

JNL/Vanguard Moderate ETF Allocation Fund Class I
1 year	3 years	5 years	10 years
$30	$122	$222	$517

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	28%

Principal Investment Strategies.

Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc. Please refer to the statutory prospectus for a list of available Underlying ETFs.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources.

Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets. Generally, emerging markets include nations transitioning from less developed (often pre-industrial) economies with low per-capita incomes to modern industrial economies with higher standards of living.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the Investment Company Act of 1940, as amended (the “1940 Act”) limits on investment in other investment companies as instructed by the Adviser.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, indirectly through ETFs, in bank loans.

The Fund may lend securities to increase its income.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying ETFs include:

604

•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying ETF Fund could decline if the financial condition of the companies an Underlying ETF Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

605

•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

606

•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 10.62%; Worst Quarter (ended 3/31/2020): -10.80%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 10.79%; Worst Quarter (ended 3/31/2020): -10.69%

607

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate ETF Allocation Fund (Class A)	9.65%	6.78%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.86%	8.00%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	11.73%	7.80%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard Moderate ETF Allocation Fund (Class I)	10.08%	7.22%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.86%	8.00%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	11.73%	7.80%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2017	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2017	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2017	Portfolio Manager, JNAM
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

608

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

609

Summary Prospectus – April 26, 2021

JNL/Vanguard Moderate Growth ETF Allocation Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses[3]	0.72%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses[3]	0.42%
Less Waiver/Reimbursement[4]	0.12%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.30%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.12% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

610

JNL/Vanguard Moderate Growth ETF Allocation Fund Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

JNL/Vanguard Moderate Growth ETF Allocation Fund Class I
1 year	3 years	5 years	10 years
$31	$123	$223	$518

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	24%

Principal Investment Strategies.

Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. A list of such ETFs will be provided by the Adviser upon request.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources.

Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets. Generally, emerging markets include nations transitioning from less developed (often pre-industrial) economies with low per-capita incomes to modern industrial economies with higher standards of living.

The Sub-Adviser may invest in ETFs in excess of the Investment Company Act of 1940, as amended (the “1940 Act”) limits on investment in other investment companies as instructed by the Adviser.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, indirectly through ETFs, in bank loans.

The Fund may lend securities to increase its income.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying ETFs include:

•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

611

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying ETF Fund could decline if the financial condition of the companies an Underlying ETF Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

612

•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

613

•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, the Fund was combined with JNL/DFA Moderate Growth Allocation Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund’s principal investment strategies, the Fund uses the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 13.84%; Worst Quarter (ended 3/31/2020): -15.11%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 13.88%; Worst Quarter (ended 3/31/2020): -15.04%

614

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate Growth ETF Allocation Fund (Class A)	11.66%	8.18%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.10%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.49%	9.03%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard Moderate Growth ETF Allocation Fund (Class I)	12.05%	8.64%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.10%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.49%	9.03%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2017	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2017	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2017	Portfolio Manager, JNAM
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

615

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

616

Summary Prospectus – April 26, 2021

JNL/Vanguard Growth ETF Allocation Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses[3]	0.71%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.06%
Total Annual Fund Operating Expenses[3]	0.41%
Less Waiver/Reimbursement[4]	0.12%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.29%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.12% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

617

JNL/Vanguard Growth ETF Allocation Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

JNL/Vanguard Growth ETF Allocation Fund Class I
1 year	3 years	5 years	10 years
$30	$120	$218	$506

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	20%

Principal Investment Strategies.

Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc. Please refer to the statutory prospectus for a list of available Underlying ETFs.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources.

Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets. Generally, emerging markets include nations transitioning from less developed (often pre-industrial) economies with low per-capita incomes to modern industrial economies with higher standards of living.

The Sub-Adviser may invest in ETFs in excess of the Investment Company Act of 1940, as amended (the “1940 Act”) limits on investment in other investment companies as instructed by the Adviser.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, indirectly through ETFs, in bank loans.

The Fund may lend securities to increase its income.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying ETFs include:

618

•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying ETFs based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying ETF Fund could decline if the financial condition of the companies an Underlying ETF Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying ETF Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying ETF Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. an Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

619

•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying ETF Fund to counterparty risk.
620

•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, the Fund was combined with JNL/DFA Growth Allocation Fund and JNL/Mellon Index 5 Fund (“Acquired Funds”), with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Funds.

Consistent with the Fund’s principal investment strategies, the Fund uses the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 17.00%; Worst Quarter (ended 3/31/2020): -19.21%

621

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 17.01%; Worst Quarter (ended 3/31/2020): -19.10%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/Vanguard Growth ETF Allocation Fund (Class A)	13.65%	9.59%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	10.10%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.01%	10.14%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Vanguard Growth ETF Allocation Fund (Class I)	14.10%	10.06%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	10.10%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.01%	10.14%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2017	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2017	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2017	Portfolio Manager, JNAM
Thomas J. Durante, CFA	September 2017	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	October 2020	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	October 2020	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	October 2020	Vice President and Senior Portfolio Manager, Mellon

622

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

623

Summary Prospectus – April 26, 2021

JNL/WCM Focused International Equity Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in companies located outside of the United States.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.66%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.13%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.66%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.83%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/WCM Focused International Equity Fund Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

JNL/WCM Focused International Equity Fund Class I
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

624

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	32%

Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.

The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

The Fund’s investments in depositary receipts may include American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

WCM Investment Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. The Sub-Adviser’s investment process focuses on seeking industry leading companies that the Sub-Adviser believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Sub-Adviser also considers other factors in selecting securities, including political risk, monetary policy risk, and regulatory risk.

Although the Fund may invest in companies in any capitalization range, it will generally invest in large, established multinational companies. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Sub-Adviser will generally reduce position size in the portfolio based on individual holding size, industry/sector weight, as well as other relevant factors. When performing a fundamental analysis, the Sub-Adviser views valuation as the most significant factor in managing position size. The key factors that the Sub-Adviser considers when determining whether to sell out of a position completely are its evaluation(s) of whether a company’s competitive advantage is deteriorating or no longer expanding; there are more attractive names in an essentially similar industry; a company’s leadership is not performing as expected; a company’s culture is challenged; it deems valuation to be excessive; and/or there is material geopolitical or currency risk.

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

625

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

626

•	Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.
•	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the JNL/WCM Focused International Equity Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund’s registration statement became effective.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 25.90%; Worst Quarter (ended 3/31/2020): -17.45%

627

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 25.99%; Worst Quarter (ended 3/31/2020): -17.37%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (September 16, 2013)
JNL/WCM Focused International Equity Fund (Class A)	32.01%	16.78%	12.73%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	10.65%	8.93%	5.33%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/WCM Focused International Equity Fund (Class I)	32.41%	18.51%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	10.65%	5.89%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
WCM Investment Management, LLC (“WCM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Paul R. Black	September 2013	President, Co-CEO and Portfolio Manager, WCM
Peter J. Hunkel	September 2013	Portfolio Manager and Business Analyst, WCM
Michael B. Trigg	September 2013	Portfolio Manager and Business Analyst, WCM
Kurt R. Winrich, CFA	September 2013	Chairman, Co-CEO and Portfolio Manager, WCM
Sanjay Ayer, CFA	June 2020	Portfolio Manager and Business Analyst, WCM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

628

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

629

Summary Prospectus – April 26, 2021

JNL/Westchester Capital Event Driven Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2,3]	0.29%
Acquired Fund Fees and Expenses[4]	0.10%
Total Annual Fund Operating Expenses	1.74%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes the costs associated with the Fund’s short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.13%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund’s actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2,3]	0.24%
Acquired Fund Fees and Expenses[4]	0.10%
Total Annual Fund Operating Expenses	1.39%

630

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes the costs associated with the Fund’s short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.13%. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.
[3]	“Other Expenses” are based on amounts incurred during the period ended December 31, 2020. The amount includes financing costs associated with secured borrowings. The annualized ratios of financing costs related to secured borrowings were 0.01%. The Fund’s actual financing costs may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s involvement with secured borrowings and the costs associated with those transactions, each of which is expected to vary over time.
[4]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Westchester Capital Event Driven Fund Class A
1 year	3 years	5 years	10 years
$177	$548	$944	$2,052

JNL/Westchester Capital Event Driven Fund Class I
1 year	3 years	5 years	10 years
$142	$440	$761	$1,669

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	426%

Principal Investment Strategies.

The Fund primarily employs investment strategies designed to capture price movements generated by specific events, including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). Among the investment strategies the sub-adviser, Westchester Capital Management, LLC (“Sub-Adviser”) may use on behalf of the Fund are the following:

Merger-Arbitrage Strategy: The Fund may purchase the securities of companies that are involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase. Although a variety of strategies may be employed depending upon the nature of the reorganizations, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment. In conjunction with investment in a target company, the Fund may employ a variety of hedging strategies to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options.

Special Situations Strategy: The Fund may invest in the securities of issuers based upon the expectation of the Sub-Adviser that the price of such securities may change in the short term due to a special situation, such as a stock buy-back, spinoffs and split-offs, credit rating upgrade, the outcome of litigation or other dispute, a positive earnings report, legislative or regulatory changes or other catalyst-driven event.

Capital Structure Arbitrage: Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer. For example, when the Sub-Adviser believes that unsecured debt securities are overvalued in relation to senior secured debt securities of the same issuer, the Fund may purchase the senior secured debt securities of the issuer and take a short position in the unsecured debt securities of the same issuer.

631

Convertible Arbitrage: Convertible arbitrage is a strategy that seeks to profit from mispricings between a firm’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stock when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stock in order to hedge exposure to the issuer of the equity securities. Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities.

Distressed/Restructuring: The Fund may invest in securities, including debt securities, of financially distressed companies and companies undergoing or expected to undergo bankruptcy or other insolvency proceeding. The Fund may invest in corporate bonds, privately held loans and other securities or obligations of companies that are highly leveraged, are experiencing financial difficulties or have filed for bankruptcy. The Fund may profit from its investments in such issuers if the issuer undergoes a successful restructuring or recapitalization, undertakes asset sales or participates in spin-off transactions. The Fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets.

Option Income Strategies: The Fund may sell, or “write,” call options on its portfolio securities. The Fund may also write call options on one or more basket of stocks, such as the S&P 500 Index or an industry sub-group of the S&P 500 Index. The options written by the Fund are considered “covered” if the Fund owns the stocks or basket of stocks against which the options are written. The Sub-Adviser may determine to purchase shares and sell call options on those shares at approximately the same time, although the sale of options on the Fund’s portfolio securities may occur at any time or not at all. The Sub-Adviser may utilize the option writing strategy at any time, including in a relatively flat or declining market environment, to earn premium income. The Fund may sell call options on substantially all of its portfolio securities.

The Fund may utilize other options strategies, such as writing options on securities it does not currently own (known as “uncovered” options), buying or selling options when the Sub-Adviser believes they may be mispriced or may provide attractive opportunities to earn income, or engaging in risk-reversal transactions. In a risk-reversal transaction, the Sub-Adviser may buy put options and sell call options against a long stock position.

In implementing the Fund’s investment strategies, the Fund may invest in a wide variety of investments, such as equity securities of any kind, debt securities of any kind, including those that pay a fixed or floating rate of interest, warrants, convertible securities, master limited partnerships, derivative instruments of any kind, including options, futures, currency forwards and swaps.

The Fund may purchase fixed- and floating-rate income investments of any credit quality or maturity, including corporate bonds, bank debt and preferred securities. Certain of the debt securities in which the Fund invests may carry non-investment-grade ratings (rated BB+ or lower by S&P Global Ratings, or comparably rated by another nationally recognized statistical rating organization), or may be unrated investments of comparable quality, commonly referred to as “high-yield” or “junk” bonds.

The Fund may enter into derivative transactions and other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Fund may write call options on its portfolio securities or a market index that is representative of its portfolio with the expectation of generating additional income. The Sub-Adviser may seek to hedge the Fund’s portfolio against a decline in the value of its portfolio securities or a decline in the market generally by purchasing put options.

The Fund also may use derivative transactions with the purpose or effect of creating investment leverage.

The Fund may invest in derivative instruments in any manner consistent with its investment strategies.

The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”). Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the Fund’s cash position. The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes or to preserve the Fund’s ability to capitalize quickly on new market opportunities. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested and the Fund may not achieve its investment objective. The Fund may also invest in special purpose acquisition companies, a form of investment vehicle typically formed for the purpose of acquiring an operating business.

In making investments for the Fund, the Sub-Adviser is guided by the following general considerations:

•	before an initial position in an event-driven opportunity is established, a preliminary analysis is made of the expected event to determine the probability and timing of the event;
•	in deciding whether or to what extent to invest, the Sub-Adviser evaluates, among other things, the credibility, strategic motivation and financial resources of the relevant participants, and the liquidity of the securities involved in the transaction; and

632

•	the risk-reward characteristics of each event-driven opportunity are assessed on an ongoing basis.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Special purpose acquisition companies risk – The Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.
•	Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

633

•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.
•	Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. Options may be illiquid and the Fund may have difficulty closing out its position. The prices of options can be highly volatile and the use of options can lower total returns.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Speculative exposure risk – If a Fund invests in a derivative instrument (or engages in a similarly speculative practice) not for the purpose of hedging, the Fund is directly exposed to the risks associated with an investment in that derivative. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and, in certain instances, potential losses may be unlimited.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other

634

costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Privately placed securities risk – The Fund’s investments may also include privately-placed securities, which are subject to resale restrictions. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquid nature of the market for privately placed securities, as well as the lack of publicly available information regarding these securities, may also adversely affect the Fund’s ability to fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.

635

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 10.48%; Worst Quarter (ended 3/31/2020): -13.68%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 10.59%; Worst Quarter (ended 3/31/2020): -13.64%

636

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (April 27, 2015)
JNL/Westchester Capital Event Driven Fund (Class A)	6.30%	6.18%	4.48%
Wilshire Liquid Alternative Event Driven Index (reflects no deduction for fees, expenses, or taxes)	4.93%	3.49%	2.09%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Westchester Capital Event Driven Fund (Class I)	6.59%	7.70%
Wilshire Liquid Alternative Event Driven Index (reflects no deduction for fees, expenses, or taxes)	4.93%	3.59%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Westchester Capital Management, LLC (“Westchester”)*

* On February 1, 2021, Westchester and Virtus Investment Partners, Inc. (“Virtus”) announced that they had entered into an agreement under which Virtus would acquire Westchester. The transaction is expected to close in the second quarter of 2021 and is subject to customary closing conditions. Upon completion of the transaction, Westchester would become a wholly owned subsidiary of Virtus.

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael T. Shannon	March 2016	Portfolio Manager, Westchester
Roy D. Behren	March 2016	Portfolio Manager, Westchester

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

637

Summary Prospectus – April 26, 2021

JNL/WMC Balanced Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is reasonable income and long-term capital growth.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.73%

[1]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.43%

[1]	“Other Expenses” include an Administrative Fee of 0.09% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/WMC Balanced Fund Class A
1 year	3 years	5 years	10 years
$75	$233	$406	$906

JNL/WMC Balanced Fund Class I
1 year	3 years	5 years	10 years
$44	$138	$241	$542

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

638

Period
1/1/2020 - 12/31/2020	81%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including, investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

The Fund may invest in derivatives to reduce fixed-income exposure to facilitate meeting the Fund’s objective.

The Fund may invest up to 25% of its assets in foreign equity and foreign fixed-income securities.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this

639

structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

640

Consistent with the Fund’s principal investment strategies, the Fund uses the 65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 11.39%; Worst Quarter (ended 3/31/2020): -14.62%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 11.45%; Worst Quarter (ended 3/31/2020): -14.55%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/WMC Balanced Fund (Class A)	8.33%	9.64%	8.87%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.24%	11.64%	10.52%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/WMC Balanced Fund (Class I)	8.65%	9.93%	9.12%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.24%	11.64%	10.52%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

641

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company LLP (“Wellington Management”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael E. Stack, CFA*	2014	Senior Managing Director and Fixed Income Portfolio Manager, Wellington Management
Loren L. Moran, CFA	2018	Senior Managing Director and Fixed Income Portfolio Manager, Wellington Management
Daniel J. Pozen	September 2019	Senior Managing Director and Equity Portfolio Manager, Wellington Management

* Effective June 30, 2021, Mr. Stack will be removed as a portfolio manager for the Fund.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

642

Summary Prospectus – April 26, 2021

JNL/WMC Equity Income Fund

(formerly, JNL/Vanguard Equity Income Fund)

Class A

Class I

Investment Objective.

The investment objective of the Fund is an above-average level of current income and reasonable long-term capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.89%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.59%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/WMC Equity Income Fund Class A
1 year	3 years	5 years	10 years
$91	$284	$493	$1,096

JNL/WMC Equity Income Fund Class I
1 year	3 years	5 years	10 years
$60	$189	$329	$738

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

643

Period
1/1/2020 - 12/31/2020	40%

Portfolio turnover for the period of January 1, 2020 to December 31, 2020 is for the Fund’s master fund when operating under its former investment strategy as a feeder fund in a master-feeder fund arrangement.

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.

The Fund invests mainly in common stocks of mid-size and large companies whose stocks typically pay above-average levels of dividend income and are, in the opinion of Wellington Management Company LLP (“Sub-Adviser”), undervalued relative to similar stocks. The Sub-Adviser generally considers mid-size and large companies to be those companies that, at the time of initial purchase, have market capitalizations of $10 billion or higher. In addition, the Sub-Adviser generally looks for companies that it believes are committed to paying dividends consistently.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

The Sub-Adviser employs active investment management methods, which means that securities are bought and sold according to the Sub-Adviser’s evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

644

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. Performance prior to April 26, 2021 reflects the Fund’s results when the Fund did not have a sub-adviser and operated as a feeder fund in a master-feeder arrangement. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 13.02%; Worst Quarter (ended 3/31/2020): -22.83%

645

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 13.16%; Worst Quarter (ended 3/31/2020): -22.75%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Fund (September 25, 2017)
JNL/WMC Equity Income Fund (Class A)	2.59%	7.51%
MSCI USA High Dividend Yield Index (Gross) (reflects no deduction for fees, expenses, or taxes)	1.69%	8.33%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/WMC Equity Income Fund (Class I)	2.97%	7.87%
MSCI USA High Dividend Yield Index (Gross) (reflects no deduction for fees, expenses, or taxes)	1.69%	8.33%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company LLP (“Wellington Management”)

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
W. Michael Reckmeyer, III, CFA	April 2021*	Senior Managing Director, Partner, and Equity Portfolio Manager, Wellington Management
Adam H. Illfelder, CFA	April 2021	Senior Managing Director, Partner and Equity Portfolio Manager, Wellington Management
Matthew C. Hand, CFA	April 2021	Managing Director and Equity Portfolio Manager, Wellington Management

* From September 25, 2017 to April 26, 2021, the Fund operated as a “feeder fund” in a master-feeder arrangement. During that time, Mr. Reckmeyer was a portfolio manager of the master fund.

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

646

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

647

Summary Prospectus – April 26, 2021

JNL/WMC Global Real Estate Fund

(formerly, JNL/Invesco Global Real Estate Fund)

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term total return.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	1.03%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses[2]	0.73%

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/WMC Global Real Estate Fund Class A
1 year	3 years	5 years	10 years
$105	$328	$569	$1,259

JNL/WMC Global Real Estate Fund Class I
1 year	3 years	5 years	10 years
$75	$233	$406	$906

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

648

Period
1/1/2020 - 12/31/2020	150%

Portfolio turnover for the period of January 1, 2020 to December 31, 2020 is from the prior sub-adviser, Invesco Advisers, Inc.

Principal Investment Strategies.

The Fund seeks to meet its investment objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities of real estate and real estate-related issuers and derivatives and other instruments that have economic characteristics similar to such securities. The Fund’s common stock investments may also include China A-shares (shares of companies based on mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). The Fund invests primarily in real estate investment trusts (“REITs”), depositary receipts and equity securities (including common and preferred stock, and convertible stock) of domestic and foreign issuers. The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the United States. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. These companies include REITs or other real estate operating companies.

Investment in equity and debt securities of companies unrelated to the real estate industry are generally limited to securities that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes. The Fund may also invest up to 10% of its total assets in non-investment grade debt securities (commonly known as “junk-bonds”) of real estate and real estate-related issuers.

The Fund also may engage in short sales of securities.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.

The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller asset bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.

The Fund will concentrate its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of this concentration, real estate and real estate-related companies shall consist of companies (i) where at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline, which could impact the value of mortgage-backed securities that may be held by the Fund. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

649

•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

650

•	Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
•	Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

651

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective April 26, 2021, for consistency with the Fund’s principal investment strategies, the Fund replaced the FTSE EPRA/Nareit Global Real Estate Index with the FTSE EPRA/Nareit Developed Index as the Fund’s primary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2019): 14.98%; Worst Quarter (ended 3/31/2020): -27.67%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 3/31/2019): 15.08%; Worst Quarter (ended 3/31/2020): -27.59%

652

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/WMC Global Real Estate Fund (Class A)	-12.13%	2.61%	4.82%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	9.04%	3.74%	5.44%
FTSE EPRA/NAREIT Global Real Estate Index (reflects no deduction for fees, expenses, or taxes)	-9.16%	4.99%	5.92%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/WMC Global Real Estate Fund (Class I)	-11.90%	2.87%	5.07%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	9.04%	3.74%	5.44%
FTSE EPRA/NAREIT Global Real Estate Index (reflects no deduction for fees, expenses, or taxes)	-9.16%	4.99%	5.92%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company LLP (“Wellington Management”)

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
Bradford Stoesser	April 2021	Senior Managing Director, Partner, and Global Industry Analyst, Wellington Management

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

653

Summary Prospectus – April 26, 2021

JNL/WMC Government Money Market Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses[2]	0.56%
Less Waiver/Reimbursement[3]	0.41%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.15%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The Fund will suspend or reduce 12b-1 fee payments as needed in order to maintain a yield for Class A shares of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by Jackson National Life Distributors LLC (“JNLD”) to investment professionals and financial institutions. JNLD may not recapture any suspended or reduced amounts. The fee waiver will continue through April 30, 2022. The fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.26%
Less Waiver/Reimbursement[2]	0.11%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.15%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[3]	JNAM has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The Fund will suspend or reduce 12b-1 fee payments as needed in order to maintain a yield for Class A shares of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by Jackson National Life Distributors LLC (“JNLD”) to investment professionals and financial institutions. JNLD may not recapture any suspended or reduced amounts. The fee waiver will continue through April 30, 2022. The fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

654

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is in effect through April 30, 2022. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/WMC Government Money Market Fund Class A
1 year	3 years	5 years	10 years
$15	$138	$272	$662

JNL/WMC Government Money Market Fund Class I
1 year	3 years	5 years	10 years
$18	$76	$138	$323

Principal Investment Strategies.

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). The government securities typically have a maximum remaining maturity of 397 calendar days and the repurchase agreements are collateralized by cash or government securities with a maximum remaining maturity of 397 days. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities. As a government money market fund, the Fund is exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gate. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has not elected to do so at this time.

The Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Principal Risks of Investing in the Fund.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund itself. The principal risks associated with investing in the Fund include:

•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

655

•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Prior to September 19, 2016, the Fund was operated as a prime money market fund.

Effective September 19, 2016, the Fund operates as a government money market fund and, as such, invests at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities).

The 7-day yield of Class A on December 31, 2020, was 0.00%.

The 7-day yield of Class I on December 31, 2020, was 0.00%.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2019): 0.43%; Worst Quarter (ended 9/30/2017): 0.00%

656

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 3/31/2019): 0.55%; Worst Quarter (ended 6/30/2017): 0.00%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/WMC Government Money Market Fund (Class A)	0.21%	0.60%	0.30%
FTSE U.S. Treasury Bill Index (1-Month) (reflects no deduction for fees, expenses, or taxes)	0.45%	1.09%	0.56%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/WMC Government Money Market Fund (Class I)	0.31%	0.86%	0.43%
FTSE U.S. Treasury Bill Index (1-Month) (reflects no deduction for fees, expenses, or taxes)	0.45%	1.09%	0.56%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company LLP (“Wellington Management”)

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

657

Summary Prospectus – April 26, 2021

JNL/WMC Value Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is long-term growth of capital.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.78%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.48%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/WMC Value Fund Class A
1 year	3 years	5 years	10 years
$80	$249	$433	$966

JNL/WMC Value Fund Class I
1 year	3 years	5 years	10 years
$49	$154	$269	$604

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	47%

658

Principal Investment Strategies.

The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). Using a value approach, the Fund seeks to invest in stocks that Wellington Management Company LLP (“Sub-Adviser”) believes are underpriced relative to other stocks.

The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

659

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 15.10%; Worst Quarter (ended 3/31/2020): -25.79%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 15.18%; Worst Quarter (ended 3/31/2020): -25.70%

660

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/WMC Value Fund (Class A)	1.52%	8.70%	9.35%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	0.95%	9.70%	10.45%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/WMC Value Fund (Class I)	1.84%	8.99%	9.60%
MSCI USA Value Index (Gross) (reflects no deduction for fees, expenses, or taxes)	0.95%	9.70%	10.45%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company LLP (“Wellington Management”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
W. Michael Reckmeyer, III, CFA	2008	Senior Managing Director, Partner, and Equity Portfolio Manager, Wellington Management
Adam H. Illfelder, CFA	2018	Senior Managing Director, Partner and Equity Portfolio Manager, Wellington Management

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

661

Summary Prospectus – April 26, 2021

JNL/Goldman Sachs 4 Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is capital appreciation.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.14%
Total Annual Fund Operating Expenses[2]	0.69%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.14%
Total Annual Fund Operating Expenses[2]	0.39%

[1]	“Other Expenses” include an Administrative Fee of 0.14% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Expense information has been restated to reflect current fees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs 4 Fund Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

JNL/Goldman Sachs 4 Fund Class I
1 year	3 years	5 years	10 years
$40	$125	$219	$493

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	0%

662

Portfolio turnover for the period of January 1, 2020 to December 31, 2020 is for the Fund when operating under its former investment strategy.

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in stocks of approximately 150 distinct companies included in the S&P 500® Index. The Fund implements its objective by using three equally weighted factors: quality, value, and momentum.

Quality Strategy

The quality strategy emphasizes competitive advantage. The competitive advantage sub-portfolio invests in the stock of companies included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. Goldman Sachs Asset Management, L.P. (“GSAM”) excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Value Strategies

The value strategies emphasize dividend income & growth and intrinsic value.

The dividend income & growth sub-portfolio invests in the stock of companies included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by GSAM. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. GSAM excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

The intrinsic value sub-portfolio invests in the stock of companies included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.  With respect to the Financials sector, the model will reference return on equity in lieu of free cash flows. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. GSAM excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Momentum Strategy

The momentum sub-portfolio invests in the stock of companies included in the S&P 500® Index that exhibit high momentum based on the trailing twelve months, excluding the recent one-month. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. GSAM excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Triblend Rebalance

A portion of each of sub-portfolio rebalances on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three factors to ensure equal weighting. The Fund may change the frequency and timing of its scheduled rebalances at its sole discretion. The Fund may apply situational risk exposure constraints beyond the S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in response to extraordinary market events. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

GSAM incorporates S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in the selection process.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

663

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time. Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default. Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgment to assess the entity’s financial condition, operation performance, policies and risk management strategies.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.
•	Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, which may cause the Fund to underperform its benchmark or other funds with a similar investment objective.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.
•	Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.
•	Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

664

•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance prior to April 26, 2021 reflects the Fund’s results when the Fund did not have a sub-adviser and operated as a fund-of-funds. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the S&P 500 Value Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 12/31/2020): 17.26%; Worst Quarter (ended 3/31/2020): -27.76%

665

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 12/31/2020): 17.39%; Worst Quarter (ended 3/31/2020): -27.70%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Goldman Sachs 4 Fund (Class A)	4.52%	9.28%	11.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	1.36%	10.52%	10.74%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs 4 Fund (Class I)	4.86%	9.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	1.36%	8.49%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Goldman Sachs Asset Management, L.P. (“GSAM”)
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Marcus Ng, CFA	April 2021	Vice President, GSAM
Nicholas Chan, CFA	April 2021	Managing Director, GSAM
Thomas J. Durante, CFA	April 2021	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	April 2021	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	April 2021	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	April 2021	Vice President and Senior Portfolio Manager, Mellon

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

666

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

667

Summary Prospectus – April 26, 2021

JNL/Goldman Sachs Managed Conservative Fund

Class A

Class I

Investment Objectives.

The investment objective of the Fund is to seek current income.

Capital growth is a secondary objective.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.62%
Total Annual Fund Operating Expenses	1.08%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.62%
Total Annual Fund Operating Expenses	0.78%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Managed Conservative Fund Class A
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

JNL/Goldman Sachs Managed Conservative Fund Class I
1 year	3 years	5 years	10 years
$80	$249	$433	$966

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

668

Period
1/1/2020 - 12/31/2020	31%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•	Allocation
•	Alternative Assets
•	Alternative Strategies
•	Domestic/Global Equity
•	Domestic/Global Fixed-Income
•	International
•	International Fixed-Income
•	Sector

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

669

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

670

•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

671

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

672

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net) as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 8.46%; Worst Quarter (ended 3/31/2020): -7.42%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 8.49%; Worst Quarter (ended 3/31/2020): -7.32%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Goldman Sachs Managed Conservative Fund (Class A)	8.79%	5.78%	4.65%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	9.75%	6.20%	4.79%
80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	9.62%	6.35%	5.55%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

673

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs Managed Conservative Fund (Class I)	9.10%	5.81%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	9.75%	6.35%
80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	9.62%	6.78%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	5.24%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P. (“GSAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Christopher Lvoff, CFA, ASA	July 2019	Managing Director, GSAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

674

Summary Prospectus – April 26, 2021

JNL/Goldman Sachs Managed Moderate Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is current income and capital growth.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.64%
Total Annual Fund Operating Expenses	1.08%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.64%
Total Annual Fund Operating Expenses	0.78%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Managed Moderate Fund Class A
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

JNL/Goldman Sachs Managed Moderate Fund Class I
1 year	3 years	5 years	10 years
$80	$249	$433	$966

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

675

Period
1/1/2020 - 12/31/2020	24%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•	Allocation
•	Alternative Assets
•	Alternative Strategies
•	Domestic/Global Equity
•	Domestic/Global Fixed-Income
•	International
•	International Fixed-Income
•	Sector

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

676

•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

677

•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

678

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net) as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 11.55%; Worst Quarter (ended 3/31/2020): -10.40%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 11.66%; Worst Quarter (ended 3/31/2020): -10.39%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Goldman Sachs Managed Moderate Fund (Class A)	12.39%	7.90%	6.38%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.86%	8.17%	6.47%
60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	11.51%	8.20%	7.21%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

679

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs Managed Moderate Fund (Class I)	12.71%	8.09%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.86%	8.00%
60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	11.51%	8.48%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	5.24%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P. (“GSAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Christopher Lvoff, CFA, ASA	July 2019	Managing Director, GSAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

680

Summary Prospectus – April 26, 2021

JNL/Goldman Sachs Managed Moderate Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is capital growth and current income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.08%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.66%
Total Annual Fund Operating Expenses	1.09%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.08%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.66%
Total Annual Fund Operating Expenses	0.79%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Managed Moderate Growth Fund Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

JNL/Goldman Sachs Managed Moderate Growth Fund Class I
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

681

Period
1/1/2020 - 12/31/2020	20%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•	Allocation
•	Alternative Assets
•	Alternative Strategies
•	Domestic/Global Equity
•	Domestic/Global Fixed-Income
•	International
•	International Fixed-Income
•	Sector

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

682

•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

683

•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

684

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 45% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (Net) as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 15.21%; Worst Quarter (ended 3/31/2020): -14.29%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 15.33%; Worst Quarter (ended 3/31/2020): -14.24%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Goldman Sachs Managed Moderate Growth Fund (Class A)	15.55%	9.92%	8.02%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.75%	7.77%
45% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	13.17%	9.97%	8.80%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

685

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs Managed Moderate Growth Fund (Class I)	15.89%	10.16%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.10%
45% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	13.17%	10.06%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	5.24%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P. (“GSAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Christopher Lvoff, CFA, ASA	July 2019	Managing Director, GSAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

686

Summary Prospectus – April 26, 2021

JNL/Goldman Sachs Managed Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek capital growth.

Current income is a secondary objective.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.08%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.66%
Total Annual Fund Operating Expenses	1.09%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.08%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.66%
Total Annual Fund Operating Expenses	0.79%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Managed Growth Fund Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

JNL/Goldman Sachs Managed Growth Fund Class I
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

687

Period
1/1/2020 - 12/31/2020	18%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•	Allocation
•	Alternative Assets
•	Alternative Strategies
•	Domestic/Global Equity
•	Domestic/Global Fixed-Income
•	International
•	International Fixed-Income
•	Sector

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

688

•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

689

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.
Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

690

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index (Net) as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 18.79%; Worst Quarter (ended 3/31/2020): -17.54%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 18.87%; Worst Quarter (ended 3/31/2020): -17.46%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Goldman Sachs Managed Growth Fund (Class A)	18.71%	12.24%	9.90%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	11.27%	8.94%
60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.59%	11.67%	10.33%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

691

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs Managed Growth Fund (Class I)	19.04%	12.67%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	10.10%
60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.59%	11.52%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	5.24%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P. (“GSAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Christopher Lvoff, CFA, ASA	July 2019	Managing Director, GSAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

692

Summary Prospectus – April 26, 2021

JNL/Goldman Sachs Managed Aggressive Growth Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is capital growth.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.67%
Total Annual Fund Operating Expenses	1.12%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.67%
Total Annual Fund Operating Expenses	0.82%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/Goldman Sachs Managed Aggressive Growth Fund Class A
1 year	3 years	5 years	10 years
$114	$356	$617	$1,363

JNL/Goldman Sachs Managed Aggressive Growth Fund Class I
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

693

Period
1/1/2020 - 12/31/2020	15%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to investment categories set forth below:

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•	Allocation
•	Alternative Assets
•	Alternative Strategies
•	Domestic/Global Equity
•	Domestic/Global Fixed-Income
•	International
•	International Fixed-Income
•	Sector

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

The Fund does not anticipate investing significant amounts in the alternative categories.

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund does not take direct positions in asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
694

•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.
•	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

695

•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject an Underlying Fund to counterparty risk.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to on or about July 1, 2019 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

696

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Consistent with the Fund’s principal investment strategies, the Fund uses the 65% S&P 500 Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE Index (Net) as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

 Best Quarter (ended 6/30/2020): 20.43%; Worst Quarter (ended 3/31/2020): -19.34%

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 20.46%; Worst Quarter (ended 3/31/2020): -19.24%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Goldman Sachs Managed Aggressive Growth Fund (Class A)	20.10%	13.16%	10.59%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.26%	12.20%	9.76%
65% S&P 500 Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.93%	12.29%	10.86%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	7.45%	5.51%

697

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL/Goldman Sachs Managed Aggressive Growth Fund (Class I)	20.45%	13.62%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.26%	10.61%
65% S&P 500 Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.93%	11.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.44%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	7.82%	5.24%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P. (“GSAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Christopher Lvoff, CFA, ASA	July 2019	Managing Director, GSAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

698

Summary Prospectus – April 26, 2021

JNL Conservative Allocation Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek the generation of income through investment in other funds (the “Underlying Funds”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.12%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.66%
Total Annual Fund Operating Expenses	1.14%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.12%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.66%
Total Annual Fund Operating Expenses	0.84%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Conservative Allocation Fund Class A
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

JNL Conservative Allocation Fund Class I
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

699

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	48%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities (including high-yield (“junk”) bonds) of issuers in the U.S. and foreign countries, including emerging markets. An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

Under normal circumstances, the Fund allocates approximately 0% to 40% of its assets to Underlying Funds that invest primarily in equity securities, 60% to 100% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•	Allocation
•	Alternative Assets
•	Alternative Strategies
•	Domestic/Global Equity
•	Domestic/Global Fixed-Income
•	International
•	International Fixed-Income
•	Sector

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Each Underlying Fund has its own investment objective and invests in certain types of securities or other assets in order to implement its investment strategy and seek to achieve its investment objective. Those types of securities or other assets include, but are not limited to: equity securities (such as common stock, preferred stock, and convertible securities), equity futures, equity swaps, currency forwards, currency futures, commodity futures and swaps, bond futures, fixed income swaps, interest rate swaps, and inflation swaps; U.S. and foreign government bonds, including inflation protected bonds (such as Treasury Inflation Protected Securities); bank loans; cash and cash equivalents, including but not limited to money market fund shares. These holdings can include investment exposure to both developed and emerging markets, and may be illiquid or thinly traded. Securities held by the Underlying Funds may be denominated in U.S. and/or non-U.S. currencies.

An Underlying Fund may be leveraged and therefore could be subject to a heightened risk of loss. The leverage involved in certain derivative transactions may result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the related investment.

Some of the Underlying Funds, particularly those classified as fixed-income strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategies.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

700

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

701

•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the Fund, then a series of the Jackson Variable Series Trust for periods before the Fund’s registration statement became effective. Effective April 27, 2020, the Fund was combined with JNL/Nicholas Convertible Arbitrage Fund (the “Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund’s principal investment strategies, the Fund uses the 20% MSCI All Country World Index (Net), 80% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

702

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 8.27%; Worst Quarter (ended 3/31/2020): -8.21%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 8.29%; Worst Quarter (ended 3/31/2020): -8.08%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (February 06, 2012)
JNL Conservative Allocation Fund (Class A)	7.51%	5.72%	4.20%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	9.75%	6.20%	4.60%
20% MSCI All Country World Index (Net), 80% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	9.73%	6.16%	4.86%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	10.23%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.36%

703

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL Conservative Allocation Fund (Class I)	7.85%	5.70%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	9.75%	6.35%
20% MSCI All Country World Index (Net), 80% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	9.73%	6.45%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

704

Summary Prospectus – April 26, 2021

JNL Moderate Allocation Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.70%
Total Annual Fund Operating Expenses	1.15%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.70%
Total Annual Fund Operating Expenses	0.85%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Moderate Allocation Fund Class A
1 year	3 years	5 years	10 years
$117	$365	$633	$1,398

JNL Moderate Allocation Fund Class I
1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

705

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2020 - 12/31/2020	27%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities (including high-yield (“junk”) bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets. An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•	Allocation
•	Alternative Assets
•	Alternative Strategies
•	Domestic/Global Equity
•	Domestic/Global Fixed-Income
•	International
•	International Fixed-Income
•	Sector

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Each Underlying Fund has its own investment objective and invests in certain types of securities or other assets in order to implement its investment strategy and seek to achieve its investment objective. Those types of securities or other assets include, but are not limited to: equity securities (such as common stock, preferred stock, and convertible securities), equity futures, equity swaps, currency forwards, currency futures, commodity futures and swaps, bond futures, fixed income swaps, interest rate swaps, and inflation swaps; U.S. and foreign government bonds, including inflation protected bonds (such as Treasury Inflation Protected Securities); bank loans; cash and cash equivalents, including but not limited to money market fund shares. These holdings can include investment exposure to both developed and emerging markets, and may be illiquid or thinly traded. Securities held by the Underlying Funds may be denominated in U.S. and/or non-U.S. currencies.

An Underlying Fund may be leveraged and therefore could be subject to a heightened risk of loss. The leverage involved in certain derivative transactions may result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the related investment.

Some of the Underlying Funds, particularly those classified as fixed-income strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategies.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

706

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

707

•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

The performance data includes the performance of the Fund, then a series of the Jackson Variable Series Trust for periods before the Fund’s registration statement became effective. Effective April 27, 2020, the Fund was combined with JNL Institutional Alt 50 Fund (the “Acquired Fund”), a series of JNL Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund’s principal investment strategies, the Fund uses the 40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

708

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 11.63%; Worst Quarter (ended 3/31/2020): -11.47%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 11.78%; Worst Quarter (ended 3/31/2020): -11.40%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Fund (February 06, 2012)
JNL Moderate Allocation Fund (Class A)	11.20%	7.29%	6.27%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.86%	8.17%	6.51%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	11.73%	7.80%	6.30%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	10.23%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.36%

709

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL Moderate Allocation Fund (Class I)	11.61%	7.37%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)	11.86%	8.00%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	11.73%	7.80%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

710

Summary Prospectus – April 26, 2021

JNL Moderate Growth Allocation Fund

Class A

Class I

Investment Objectives.

The investment objective of the Fund is to seek capital growth.

Current income is a secondary objective.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.73%
Total Annual Fund Operating Expenses	1.17%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.73%
Total Annual Fund Operating Expenses	0.87%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Moderate Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

JNL Moderate Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$89	$278	$482	$1,073

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

711

Period
1/1/2020 - 12/31/2020	30%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•	Allocation
•	Alternative Assets
•	Alternative Strategies
•	Domestic/Global Equity
•	Domestic/Global Fixed-Income
•	International
•	International Fixed-Income
•	Sector

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

In determining allocations to any particular Underlying Fund, the Fund’s Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

712

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the

713

costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to August 29, 2011 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective September 25, 2017, the Fund was combined with the JNAM Guidance – Moderate Growth Fund, a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the JNAM Guidance – Moderate Growth Fund.

The performance data includes the performance of the Fund, then a series of the Jackson Variable Series Trust for periods before the Fund’s registration statement became effective. Effective April 27, 2020, the Fund was combined with JNL Institutional Alt 25 Fund, a series of JNL Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the JNL Institutional Alt 25 Fund.

Effective April 26, 2021, the Fund was combined with the JNL/AQR Managed Futures Strategy Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historical performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund’s principal investment strategies, the Fund uses the 60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

714

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 14.77%; Worst Quarter (ended 3/31/2020): -15.95%

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 14.89%; Worst Quarter (ended 3/31/2020): -15.84%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL Moderate Growth Allocation Fund (Class A)	12.75%	9.10%	7.89%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.75%	7.77%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.49%	9.37%	7.25%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL Moderate Growth Allocation Fund (Class I)	13.18%	8.68%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)	12.82%	9.10%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	13.49%	9.03%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

715

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

716

Summary Prospectus – April 26, 2021

JNL Growth Allocation Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is to seek capital growth and current income.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.74%
Total Annual Fund Operating Expenses	1.19%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.09%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.06%
Acquired Fund Fees and Expenses[2]	0.74%
Total Annual Fund Operating Expenses	0.89%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$121	$378	$654	$1,443

JNL Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$91	$284	$493	$1,096

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

717

Period
1/1/2020 - 12/31/2020	22%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•	Allocation
•	Alternative Assets
•	Alternative Strategies
•	Domestic/Global Equity
•	Domestic/Global Fixed-Income
•	International
•	International Fixed-Income
•	Sector

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

In determining allocations to any particular Underlying Fund, the Fund’s Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

718

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the

719

costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to August 29, 2011 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective September 25, 2017, the Fund was combined with the JNAM Guidance – Growth Fund (the “Acquired Fund”), a series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.

Consistent with the Fund’s principal investment strategies, the Fund uses the 80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 18.77%; Worst Quarter (ended 3/31/2020): -20.33%

720

Annual Total Returns as of December 31

Class I

Best Quarter (ended 6/30/2020): 18.78%; Worst Quarter (ended 3/31/2020): -20.20%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL Growth Allocation Fund (Class A)	15.34%	10.60%	9.00%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	11.27%	8.94%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.01%	10.86%	8.23%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL Growth Allocation Fund (Class I)	15.70%	9.96%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.51%	10.10%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.01%	10.14%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

721

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

722

Summary Prospectus – April 26, 2021

JNL Aggressive Growth Allocation Fund

Class A

Class I

Investment Objective.

The investment objective of the Fund is capital growth.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.76%
Total Annual Fund Operating Expenses	1.21%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.10%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.05%
Acquired Fund Fees and Expenses[2]	0.76%
Total Annual Fund Operating Expenses	0.91%

[1]	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Aggressive Growth Allocation Fund Class A
1 year	3 years	5 years	10 years
$123	$384	$665	$1,466

JNL Aggressive Growth Allocation Fund Class I
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

723

Period
1/1/2020 - 12/31/2020	18%

Principal Investment Strategies.

The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund allocates its assets among Underlying Funds categorized by the Adviser into the following investment categories:

•	Allocation
•	Alternative Assets
•	Alternative Strategies
•	Domestic/Global Equity
•	Domestic/Global Fixed-Income
•	International
•	International Fixed-Income
•	Sector

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

In determining allocations to any particular Underlying Fund, the Fund’s Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Underlying Funds include:

•	Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors. The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

724

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by an Underlying Fund could decline if the financial condition of the companies an Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. An Underlying Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.
•	Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.
•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the

725

costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance prior to August 29, 2011 reflects the Fund’s results when managed by the former sub-adviser, Standard & Poor’s Investment Advisory Services LLC. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Effective September 25, 2017, the Fund was combined with the JNAM Guidance – Equity 100 Fund and JNAM Guidance – Maximum Growth Fund (together, the “Acquired Funds”), series of Jackson Variable Series Trust, with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Funds.

Consistent with the Fund’s principal investment strategies, the Fund uses the 90% MSCI All Country World Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 6/30/2020): 21.48%; Worst Quarter (ended 3/31/2020): -23.47%

726

Annual Total Returns as of December 31

Class I

 Best Quarter (ended 6/30/2020): 21.49%; Worst Quarter (ended 3/31/2020): -23.37%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL Aggressive Growth Allocation Fund (Class A)	16.37%	11.50%	9.26%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.26%	12.20%	9.76%
90% MSCI All Country World Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.67%	11.57%	8.69%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Average Annual Total Returns as of 12/31/2020
	1 year	Life of Class (September 25, 2017)
JNL Aggressive Growth Allocation Fund (Class I)	16.73%	10.59%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses, or taxes)	13.26%	10.61%
90% MSCI All Country World Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.67%	10.64%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	11.11%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.98%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2012	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2014	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2014	Portfolio Manager, JNAM

727

Purchase and Redemption of Fund Shares

Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

728

Summary Prospectus – April 26, 2021

JNL Bond Index Fund

Class I

Investment Objective.

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.20%
Less Waiver/Reimbursement[2]	0.13%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.07%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	JNAM has contractually agreed to waive 0.13% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Bond Index Fund Class I
1 year	3 years	5 years	10 years
$7	$51	$100	$242

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus. Effective April 26, 2021, the Fund serves as the Master Fund for JNL/Mellon Bond Index Fund (“Feeder Fund”), also a series of the Trust. The following table shows the Feeder Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	81%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and characteristics of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) that Mellon Investments Corporation (“Mellon” or “Sub-Adviser”) believes to be important such as Option Adjusted Duration, Maturity, Average Quality Rating, Sector/Industries, and Yield to worst. The Index includes Treasuries, government-related credit, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed

729

securities and commercial mortgage backed securities (agency and non-agency). Research and experience indicate that it is impractical to attempt to fully replicate most broad fixed-income securities market indices. The Index includes thousands of issues, many of which may be illiquid and unavailable in the secondary markets. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, the Sub-Adviser utilizes a representative sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the representative sampling approach, the Sub-Adviser selects what it believes is a representative basket of securities in order to match the important risk characteristics of the Index. Given this fixed income index cannot be fully replicated, the Fund uses a representative sampling approach to select bonds that match the important risk characteristics of the Index. The Fund’s holdings are rebalanced on a monthly basis to reflect changes in the composition of the Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
•	Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.
•	Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

730

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Portfolio turnover risk – Frequent changes in the securities held by the Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund is newly formed and does not have performance information of its own prior to April 26, 2021. Effective April 26, 2021, the Fund serves as the Master Fund for the Feeder Fund. The performance information set forth below is the performance of the Feeder Fund.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class I

Best Quarter (ended 9/30/2011): 3.80%; Worst Quarter (ended 12/31/2016): -3.27%

731

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Bond Index Fund (Class I)	7.26%	4.10%	3.46%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.44%	3.84%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Nancy Rogers, CFA	April 2021*	Managing Director, Head of Fixed Income Index – Portfolio Management, Mellon
Gregg A. Lee, CFA	April 2021*	Director, Senior Portfolio Manager – Fixed Income, Mellon

* Nancy Rogers and Gregg Lee joined the Feeder Fund’s management team in 2015 and 2014, respectively.

Purchase and Redemption of Fund Shares

Shares of the Fund are currently offered to life insurance company separate accounts, as well as a “feeder fund” in a master-feeder arrangement.

All such shares may be purchased or redeemed at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts or the Feeder Fund.

Separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership or disregarded entity for U.S. federal income tax purposes and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds, including the Feeder Fund, owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

732

Summary Prospectus – April 26, 2021

JNL Emerging Markets Index Fund

Class I

Investment Objective.

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Morningstar® Emerging Markets Target Market Exposure Index℠ (Net), which is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the emerging markets equity markets.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.22%
Less Waiver/Reimbursement[2]	0.06%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.16%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	JNAM has contractually agreed to waive 0.06% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Emerging Markets Index Fund Class I
1 year	3 years	5 years	10 years
$16	$65	$118	$274

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus. Effective April 26, 2021, the Fund serves as the Master Fund for JNL/Mellon Emerging Markets Index Fund (“Feeder Fund”), also a series of the Trust. The following table shows the Feeder Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	11%

Principal Investment Strategies.

The Fund seeks to invest under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the Morningstar® Emerging Markets Target Market Exposure Index℠ (Net) (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

733

The Index is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Emerging Markets equity markets. Morningstar Indexes classifies Brazil, Chile, Colombia, Mexico, Peru, China, India, Indonesia, South Korea, Malaysia, Pakistan, Philippines, Taiwan, Thailand, Czech Republic, Greece, Hungary, Poland, Russia, Turkey, Egypt, Qatar, South Africa, Saudi Arabia, and United Arab Emirates as Emerging Markets. Morningstar Indexes reviews the market classification annually and consecutively updates the list. Effective at the June 2021 reconstitution, Poland is expected to be reclassified as a developed market.

There is no specific tilt based on region. While the Index will contain securities from China and Russia, their weights are determined solely in accordance with their float market capitalization. As of December 31, 2020, total percentage weight of securities from China was 38.79% and that from Russia was 2.69%.

The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,416 constituents and the full market capitalization range was $204.61 million to $1,865.87 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the performance of the Index by investing all or substantially all of its assets in the securities that comprise the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, and emerging markets generally have less diverse and less mature economic structures, as well as less stable political systems, than those of developed countries. Because the Fund seeks to track an index comprised of foreign securities, it may be more susceptible to such risks than a Fund that seeks to track an index comprised of domestic securities.

When attempting to replicate the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund stays aligned with the Index automatically with the change in share price, due to the close similarity between the holdings of the Index and those of the Fund. The Fund will rebalance when the Index rebalances.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund also may invest in derivative securities to manage cash flows and equitize dividend accruals.

In addition, the Fund may also invest in exchange-traded funds (“ETFs”). ETFs may be used in the Fund to invest cash until such time as the Fund purchases local securities. ETFs may also be used to gain exposure to local markets that may be closed, or that are expensive or difficult to trade in local shares.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed,

734

and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
•	Russia investment risk – The Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equity securities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.

735

•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.
•	Depositary receipts risk – Depositary receipts, such as American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject the Fund to liquidity risk.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited;

736

(d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
•	Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund is newly formed and does not have performance information of its own prior to April 26, 2021. Effective April 26, 2021, the Fund serves as the Master Fund for the Feeder Fund. The performance information set forth below is the performance of the Feeder Fund.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2020): 18.91%; Worst Quarter (ended 3/31/2020): -23.86%

737

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	Life of Class (August 29, 2011)
JNL/Mellon Emerging Markets Index Fund (Class I)	17.55%	12.20%	4.41%
Morningstar Emerging Markets Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	17.52%	13.17%	5.62%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	April 2021*	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	April 2021*	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	April 2021*	Vice President and Senior Portfolio Manager, Mellon

* Thomas J. Durante joined the Feeder Fund’s management team in 2011, and Marlene Walker Smith, David France, Todd Frysinger, Vlasta Sheremeta, and Michael Stoll joined the Feeder Fund’s management team in 2020.

Purchase and Redemption of Fund Shares

Shares of the Fund are currently offered to life insurance company separate accounts, as well as a “feeder fund” in a master-feeder arrangement.

All such shares may be purchased or redeemed at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts or the Feeder Fund.

Separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

738

Summary Prospectus – April 26, 2021

JNL International Index Fund

Class I

Investment Objective.

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure Index℠ (Net) (“Index”) to provide long-term capital growth by investing in international equity securities.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.01%
Total Annual Fund Operating Expenses	0.21%
Less Waiver/Reimbursement[2]	0.11%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.10%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	JNAM has contractually agreed to waive 0.11% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL International Index Fund Class I
1 year	3 years	5 years	10 years
$10	$56	$107	$257

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus. Effective April 26, 2021, the Fund serves as the Master Fund for JNL/Mellon International Index Fund (“Feeder Fund”), also a series of the Trust. The following table shows the Feeder Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	3%

Principal Investment Strategies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Fund seeks to track the performance and characteristics of the Index, a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets. As of December 31, 2020, the Index included equities listed in Austria, Australia, Belgium, Switzerland, Germany,

739

Denmark, Spain, Finland, France, Great Britain, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, New Zealand, Portugal, Sweden, Singapore, and the U.S. (the sole current U.S. holding is a British entity listed in the U.S.).

The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,013 constituents and the full market capitalization range was $395.74 million to $ 339.8 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the Index. The Fund’s use of financial futures and foreign currency forward contracts is intended to assist replicating the investment performance of the Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its Index, to assist with Index rebalances, and to meet redemption or purchase requests.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

740

•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.
•	Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

741

•	Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
•	European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities. In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund is newly formed and does not have performance information of its own prior to April 26, 2021. Effective April 26, 2021, the Fund serves as the Master Fund for the Feeder Fund. The performance information set forth below is the performance of the Feeder Fund.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2020): 16.23%; Worst Quarter (ended 3/31/2020): -22.92%

742

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon International Index Fund (Class I)	8.02%	7.50%	5.41%
Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	8.23%	7.54%	5.51%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	April 2021*	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	April 2021*	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	April 2021*	Vice President and Senior Portfolio Manager, Mellon

* Thomas J. Durante joined the Feeder Fund’s management team in 2010, and Marlene Walker Smith, David France, Todd Frysinger, Vlasta Sheremeta, and Michael Stoll joined the Feeder Fund’s management team in 2020.

Purchase and Redemption of Fund Shares

Shares of the Fund are currently offered to life insurance company separate accounts, as well as a “feeder fund” in a master-feeder arrangement.

All such shares may be purchased or redeemed at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts or the Feeder Fund.

Separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund’s shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts. Accordingly, the Fund’s dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

743

Summary Prospectus – April 26, 2021

JNL Mid Cap Index Fund

Class I

Investment Objective.

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the S&P MidCap 400 Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.22%
Less Waiver/Reimbursement[2]	0.12%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.10%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	JNAM has contractually agreed to waive 0.12% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Mid Cap Index Fund Class I
1 year	3 years	5 years	10 years
$10	$59	$112	$268

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus. Effective April 26, 2021, the Fund serves as the Master Fund for JNL/Mellon S&P 400 MidCap Index Fund (“Feeder Fund”), also a series of the Trust. The following table shows the Feeder Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	27%

Principal Investment Strategies.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through representative sampling. The Fund does not

744

employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index. As of December 31, 2020, the market capitalization range of the S&P MidCap 400 Index is $1.17 billion to $22.17 billion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term.

When attempting to replicate a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.

745

•	Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund is newly formed and does not have performance information of its own prior to April 26, 2021. Effective April 26, 2021, the Fund serves as the Master Fund for the Feeder Fund. The performance information set forth below is the performance of the Feeder Fund.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2020): 24.31%; Worst Quarter (ended 3/31/2020): -29.73%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon S&P 400 MidCap Index Fund (Class I)	13.34%	12.04%	11.17%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	13.66%	12.35%	11.51%

746

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	April 2021*	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	April 2021*	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	April 2021*	Vice President and Senior Portfolio Manager, Mellon

* Thomas J. Durante joined the Feeder Fund’s management team in 2010, and Marlene Walker Smith, David France, Todd Frysinger, Vlasta Sheremeta, and Michael Stoll joined the Feeder Fund’s management team in 2020.

Purchase and Redemption of Fund Shares

Shares of the Fund are currently offered to life insurance company separate accounts, as well as a “feeder fund” in a master-feeder arrangement.

All such shares may be purchased or redeemed at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts or the Feeder Fund.

Separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership or disregarded entity for U.S. federal income tax purposes and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds, including the Feeder Fund, owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

747

Summary Prospectus – April 26, 2021

JNL Small Cap Index Fund

Class I

Investment Objective.

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the S&P SmallCap 600 Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Expenses.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.22%
Less Waiver/Reimbursement[2]	0.12%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.10%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	JNAM has contractually agreed to waive 0.12% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Small Cap Index Fund Class I
1 year	3 years	5 years	10 years
$10	$59	$112	$268

Portfolio Turnover (% of average value of portfolio).

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus. Effective April 26, 2021, the Fund serves as the Master Fund for JNL/Mellon Small Cap Index Fund (“Feeder Fund”), also a series of the Trust. The following table shows the Feeder Fund’s portfolio turnover rate during the most recent fiscal year.

Period	Master Fund
1/1/2020 - 12/31/2020	26%

Principal Investment Strategies.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the S&P SmallCap 600 Index. The S&P SmallCap 600 Index is a quarterly-rebalanced, float-adjusted market cap weighted index comprised of approximately 600 U.S. common equities and REITs that meet the index provider’s criteria for market capitalization, public float, financial viability, liquidity, price reasonableness, and sector representation. The S&P SmallCap 600 Index may invest across all GICS sectors and may include investments in financial services companies. The Fund

748

employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P SmallCap 600 Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P SmallCap 600 Index by investing all or substantially all of its assets in the stocks that make up the S&P SmallCap 600 Index. As of December 31, 2020, the market capitalization range for the S&P SmallCap 600 Index was $146.42 million to $6.33 billion.

When attempting to replicate a capitalization-weighted index such as the S&P SmallCap 600 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the S&P SmallCap 600 Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the S&P SmallCap 600 Index.

The Fund may lend its securities to increase its income.

Principal Risks of Investing in the Fund.

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
•	License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

749

•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should the Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as fund diversification requirements, may limit the ability of the Fund to completely replicate an index.
•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
•	Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.
•	Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Performance.

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The Fund is newly formed and does not have performance information of its own prior to April 26, 2021. Effective April 26, 2021, the Fund serves as the Master Fund for the Feeder Fund. The performance information set forth below is the performance of the Feeder Fund.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class I

Best Quarter (ended 12/31/2020): 31.26%; Worst Quarter (ended 3/31/2020): -32.68%

750

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/Mellon Small Cap Index Fund (Class I)	11.16%	12.16%	10.63%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	11.29%	12.37%	11.92%

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Investments Corporation (“Mellon”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Thomas J. Durante, CFA	April 2021*	Managing Director, Co-Head of Equity Index – Portfolio Management, Mellon
Marlene Walker Smith	April 2021*	Director, Co-Head of Equity Index – Portfolio Management, Mellon
David France, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Todd Frysinger, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Vlasta Sheremeta, CFA	April 2021*	Vice President and Senior Portfolio Manager, Mellon
Michael Stoll	April 2021*	Vice President and Senior Portfolio Manager, Mellon

* Thomas J. Durante joined the Feeder Fund’s management team in 2010, and Marlene Walker Smith, David France, Todd Frysinger, Vlasta Sheremeta, and Michael Stoll joined the Feeder Fund’s management team in 2020.

Purchase and Redemption of Fund Shares

Shares of the Fund are currently offered to life insurance company separate accounts, as well as a “feeder fund” in a master-feeder arrangement.

All such shares may be purchased or redeemed at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts or the Feeder Fund.

Separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund, in this Fund. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information

The Fund expects to be treated as a partnership or disregarded entity for U.S. federal income tax purposes and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds, including the Feeder Fund, owned directly or indirectly by such separate accounts. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Payments to Broker-Dealers and Financial Intermediaries

If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

751

Additional Information About Each Fund

JNL/American Funds Balanced Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in the shares of the American Funds Insurance Series® - Asset Allocation Fund℠ (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities including U.S. Government securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the Master Fund varies its mix of equity securities, debt securities, and money market instruments. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the Master Fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2020, the Master Fund was approximately 66% invested in equity securities, 30% invested in debt securities and 4% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the Master Fund varies with market conditions and the Master Fund’s investment adviser’s assessment of their relative attractiveness as investment opportunities.

The Master Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund or unrated but determined to be of equivalent quality by the Master Fund). Such securities are sometimes referred to as “junk bonds.”

Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The Master Fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Master Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the Master Fund as disclosed in this prospectus and in the Master Fund’s statement of additional information.

The Master Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Master Fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a Master Fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a Master Fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund may invest in other funds managed by the Master Fund’s investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

752

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Accounting risk
•	Currency risk
•	Debt securities ratings risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Income risk
•	Investment style risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time. A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Forward and futures contract risk
•	Investment strategy risk
•	Issuer risk
•	Mortgage-related and other asset-backed securities risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk

753

•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.26%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.30%

Feeder Fund
Class A
Management Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.22%

Feeder Fund
Class I
Management Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.92%

754

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2020.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. CRMC manages equity through three investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital International Investors, Capital World Investors and Capital Research Global Investors – make investment decisions independently of one another. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

755

Alan N. Berro is a Partner of Capital World Investors and has been an investment professional for 35 years in total; 30 years with CRMC or its affiliates.

David A. Daigle is a Partner of Capital Fixed Income Investors and has been an investment professional for 27 years, all with CRMC or its affiliates.

Peter Eliot is a Partner of Capital International Investors and has been an investment professional for 26 years in total; 17 years with CRMC or its affiliates.

Jeffery T. Lager is a Partner of Capital International Investors and has been an investment professional for 26 years in total; 25 years with CRMC or its affiliates.

Jin Lee is a Partner of Capital World Investors and has been an investment professional for 25 years in total; 24 years with CRMC or its affiliates.

John R. Queen is a Partner of Capital Fixed Income Investors and has been an investment professional for 31 years in total; 19 years with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

756

JNL/American Funds Bond Fund of America Fund

Class A

Class I

Investment Objective. The Fund (“Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - The Bond of America® (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund seeks to maximize the level of current income and preserve capital by investing primarily in bonds. Normally, the Master Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The Master Fund invests at least 60% of its assets in debt securities (excluding derivatives) rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations, designated by the Master Fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the Master Fund’s investment adviser, and in U.S. Government securities, money market instruments, cash or cash equivalents.

The Master Fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The Master Fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Master Fund may invest in inflation-linked bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The Master Fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Master Fund may invest in a derivative only if, in the opinion of the Master Fund’s investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Master Fund.

The Master Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Master Fund’s sensitivity to interest rates, and in credit default swap indices, or CDSI, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Master Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the Master Fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The Master Fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the Master Fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Master Fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

757

The Master Fund may invest in other funds managed by the Master Fund’s investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund uses a system of multiple portfolio managers in managing the Master Fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The Master Fund’s investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Market risk
•	Fixed-income risk
•	Interest rate risk
•	Issuer risk
•	Debt securities ratings risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Credit risk
•	Mortgage-related and other asset-backed securities risk
•	U.S. Government securities risk
•	Liquidity risk
•	Foreign securities risk
•	Forward and futures contract risk
•	TIPS and inflation-linked bonds risk
•	Foreign regulatory risk
•	Derivatives risk
•	Managed portfolio risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Currency transaction risk
•	Cybersecurity risk
•	Sector risk
•	Swaps risk
758

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.36%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.40%

Feeder Fund
Class A
Management Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.20%

Feeder Fund
Class I
Management Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.90%

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.
If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2020.

759

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Pramod Atluri is a Partner of Capital Fixed Income Investors and has been an investment professional for 23 years in total; 5 years with CRMC or its affiliates.

David J. Betanzos is a Partner of Capital Fixed Income Investors and has been an investment professional for 21 years in total; 19 years with CRMC or its affiliates.

David A. Hoag is a Partner of Capital Fixed Income Investors and has been an investment professional for 33 years in total, 30 years with CRMC or its affiliates.

Fergus N. MacDonald is a Partner of Capital Fixed Income Investors and has been an investment professional for 29 years in total; 18 years with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

760

JNL/American Funds Capital Income Builder Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks both to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”), with a secondary objective to provide growth of capital.

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the Master Fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The Master Fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States, including developing countries.

The Master Fund normally invests at least 90% of its assets in income producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). Generally, the Master Fund may invest in common stocks of companies with a broad range of capitalizations. In addition, the Master Fund may invest in bonds and other debt securities of any maturity or duration, including securities issued and guaranteed by the U.S. Government, securities issued by federal agencies and instrumentalities, and securities backed by mortgages or other assets. The Master Fund’s debt obligations will consist primarily of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Fund or unrated but determined to be of equivalent quality by the Master Fund). The Master Fund may invest up to 5% in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the Master Fund). Such securities are sometimes referred to as “junk bonds”).

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies, and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the Master Fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the Master Fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund may be invested in other funds managed by the Master Fund’s investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The Feeder Fund relies on the professional judgment of its Master Fund to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The Master Fund believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers, and competitors. Securities may be sold when the Master Fund believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

761

The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Credit risk
•	Debt securities ratings risk
•	Equity securities risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Issuer risk
•	Managed portfolio risk
•	Market risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment in money market funds risk
•	Liquidity risk
•	Portfolio turnover risk
•	Sector risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

762

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.48%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.53%

Feeder Fund
Class A
Management Fee	1.01%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.46%

Feeder Fund
Class I
Management Fee	1.01%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.16%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2020.

763

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital International Investors, Capital Research Global Investors and Capital World Investors - make investment decisions independently of one another. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Aline Avzaradel is a Partner of Capital International Investors and has been an investment professional for 18 years in total; 17 years with CRMC or its affiliates.

Alfonso Barroso is a Partner of Capital Research Global Investors and has been an investment professional for 27 years, all with CRMC or its affiliates.

Grant L. Cambridge is a Partner of Capital International Investors and has been an investment professional for 28 years in total; 24 years with CRMC or its affiliates.

Joyce E. Gordon is a Partner of Capital Research Global Investors and has been an investment professional for 41 years, all with CRMC or its affiliates.

David A. Hoag is a Partner of Capital Fixed Income Investors and has been an investment professional for 33 years in total, 30 years with CRMC or its affiliates.

Winnie Kwan is a Partner of Capital Research Global Investors and has been an investment professional for 25 years in total; 21 years with CRMC or its affiliates.

James B. Lovelace is a Partner of Capital Research Global Investors and has been an investment professional for 38 years, all with CRMC or its affiliates.

Fergus N. MacDonald is a Partner of Capital Fixed Income Investors and has been an investment professional for 29 years in total; 18 years with CRMC or its affiliates.

764

Caroline Randall is a Partner of Capital Research Global Investors and has been an investment professional for 24 years in total; 16 years with CRMC or its affiliates.

David M. Riley is a Partner of Capital Research Global Investors and has been an investment professional for 27 years, all with CRMC or its affiliates.

Bradley J. Vogt is a Partner of Capital Research Global Investors and has been an investment professional for 34 years, all with CRMC or its affiliates.

Steven T. Watson is a Partner of Capital International Investors and has been an investment professional for 34 years in total; 31 years with CRMC or its affiliates.

Philip Winston is a Partner of Capital International Investors and has been an investment professional for 36 years in total; 24 years with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

765

JNL/American Funds Capital World Bond Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the shares of the American Funds Insurance Series® - Capital World Bond FundSM (“Master Fund”). Total return comprises the income generated by the Master Fund and the changes in the market value of the Master Fund’s investments.

Principal Investment Strategies. The Feeder Fund invests primarily in Class 1 shares of the Master Fund. The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management. Under normal circumstances, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds and other debt securities, which may be represented by derivatives. The Master Fund invests primarily in debt securities, including asset-backed and mortgage-backed securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Fund will invest substantially in securities of issuers domiciled in a number of countries outside the United States, and such investments may include securities of issuers domiciled in developing countries.

Normally, the Master Fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). The Master Fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in values of other currencies related to the U.S. dollar. The Master Fund may invest in debt securities of any maturity or duration.

The Master Fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Fund may invest in a derivative only if, in the opinion of the Master Fund’s investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Fund.

The Master Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Master Fund’s sensitivity to interest rates, and in credit default swap indices, or CDSI, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risk. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Master Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the Master Fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the Master Fund intends to limit its investments in the securities of any single issuer.

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a Master Fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a Master Fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

766

The Master Fund’s may invest in other funds managed by Master Fund’s investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The Master Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

From time to time, primarily due to purchases and redemptions, the Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Credit risk
•	Currency risk
•	Debt securities ratings risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Financial services risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Government regulatory risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Issuer risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Swaps risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

767

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Convertible securities risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Forward foreign currency exchange contracts risk
•	Investment style risk
•	Leverage risk
•	Pacific Rim investing risk
•	Redemption risk
•	Regulatory investment limits risk
•	Senior loans risk
•	Settlement risk
•	Structured investments risk
•	Temporary defensive positions and large cash positions risk
•	TIPS and inflation-linked bonds risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.53%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.58%
768

Feeder Fund
Class A
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.58%

Feeder Fund
Class I
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.28%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2020.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

769

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Philip Chitty is a Partner of Capital Fixed Income Investors and has been an investment professional for 27 years in total; 17 years with CRMC or its affiliates.

Andrew A. Cormack is a Vice President of Capital Fixed Income Investors and has been an investment professional for 17 years in total; 3 years with CRMC or its affiliates.

Thomas H. Hogh is a Partner of Capital Fixed Income Investors and has been an investment professional for

34 years in total; 31 years with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

770

JNL/American Funds Global Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund (“Feeder Fund”) is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks of companies around the world that the Master Fund’s investment adviser believes have the potential for growth. The Master Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the Master Fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Fund will significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund’s investment adviser, in which case the Master Fund would invest at least 30% of its net assets in issuers domiciled outside of the United States). Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund may invest in other funds managed by the Master Fund’s investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchased to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Currency risk
771

•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investment style risk
•	Issuer risk
•	Large-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks.)There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Banking industry investment risk
•	China and India country specific risk
•	Counterparty risk
•	Cybersecurity risk
•	Cyclical opportunities risk
•	Depositary receipts risk
•	Derivatives risk
•	European investment risk
•	Expense risk
•	Financial services risk
•	Government regulatory risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Mid-capitalization and small-capitalization investing risk
•	Pacific Rim investing risk
•	Portfolio turnover risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Securities lending risk
•	Settlement risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

772

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.51%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.56%

Feeder Fund
Class A
Management Fee	1.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.62%

Feeder Fund
Class I
Management Fee	1.16%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.32%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

773

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2020.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Patrice Collette is a Partner of Capital World Investors and has been an investment professional for 27 years in total; 21 years with CRMC or its affiliates.

Paul Flynn is a Partner of Capital World Investors and has been an investment professional for 25 years in total; 23 years with CRMC or its affiliates.

Jonathan Knowles is a Partner of Capital World Investors, and has been an investment professional for 29 years in total; all with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

774

JNL/American Funds Global Small Capitalization Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks growth of capital over time through exclusive investment in the shares of the American Funds Insurance Series® - Global Small Capitalization Fund SM (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. Normally, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. However, the Master Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The Master Fund currently defines “small market capitalization” companies as companies with market capitalizations of $6 billion or less. The Master Fund periodically re-evaluates and adjusts this definition and may continue to do so in the future. The Master Fund seeks to invest globally; the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e. at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers outside the United States).

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund’s daily cash balance may be invested in one or more money market or similar funds managed by the Master Fund’s investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

From time to time, primarily due to purchases and redemptions, the Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Currency risk
•	Equity securities risk
•	Financial services risk
•	Foreign regulatory risk
775

•	Foreign securities risk
•	Investment strategy risk
•	Investment style risk
•	Issuer risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization and small-capitalization investing risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Banking industry investment risk
•	China and India country specific risk
•	Convertible securities risk
•	Counterparty risk
•	Cybersecurity risk
•	Cyclical opportunities risk
•	Depositary receipts risk
•	Emerging markets and less developed countries risk
•	European investment risk
•	Expense risk
•	Government regulatory risk
•	Leverage risk
•	Pacific Rim investing risk
•	Portfolio turnover risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

776

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.69%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.74%

Feeder Fund
Class A
Management Fee	1.34%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.79%

Feeder Fund
Class I
Management Fee	1.34%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.49%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

777

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2020.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Michael Beckwith is a Vice President of Capital Research Global Investors, and has been an investment professional for 19 years in total; 2 years with CRMC or its affiliates.

Bradford F. Freer is a Partner of Capital Research Global Investors and has been an investment professional for 29 years in total, 27 years with CRMC or its affiliates.

Harold H. La is a Partner of Capital Research Global Investors and has been an investment professional for 23 years in total; 22 years with CRMC or its affiliates.

Aidan O’Connell is a Partner of Capital Research Global Investors and has been an investment professional for 23 years in total; 17 years with CRMC or its affiliates.

Gregory W. Wendt is a Partner of Capital Research Global Investors and has been an investment professional for 34 years, all with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

778

JNL/American Funds Growth Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund. The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund’s investment adviser believes offer superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size. The Master Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks, and convertible bonds.

Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies, and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s losses in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund may invest in other funds managed by the Master Fund’s investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investment style risk
•	Issuer risk
•	Large-capitalization investing risk
779

•	Mid-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Depositary receipts risk
•	Expense risk
•	Financial services risk
•	Government regulatory risk
•	Investment in money market funds risk
•	Investment strategy risk
•	Liquidity risk

•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

780

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.32%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.36%

Feeder Fund
Class A
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.39%

Feeder Fund
Class I
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.09%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2020.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the

781

Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Paul Benjamin is a Partner of Capital World Investors, and has been an investment professional for 16 years in total; all with CRMC or its affiliates.

Mark L. Casey is a Partner of Capital International Investors and has been an investment professional for 21 years, all with CRMC or its affiliates.

Irfan M. Furniturewala is a Partner of Capital International Investors and has been an investment professional for 21 years; 20 years with CRMC or its affiliates.

Anne-Marie Peterson is a Partner of Capital World Investors and has been an investment professional for 27 years in total, 16 years with CRMC or its affiliates.

Andraz Razen is a Partner of Capital World Investors and has been an investment professional for 23 years in total, 17 years with CRMC or its affiliates.

Alan J. Wilson is a Partner of Capital World Investors and has been an investment professional for 36 years in total, 30 years with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

782

JNL/American Funds Growth-Income Fund

Class A

Class I

Investment Objective. The JNL/American Funds Growth-Income Fund (“Fund” or “Feeder Fund”) seeks long-term growth of capital and income through exclusive investment in the shares of the American Funds Insurance Series® - Growth-Income FundSM (“Master Fund”).

Principal Investment Strategies. The Feeder Fund invests primarily in shares of the “Master Fund.” The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Growth-Income Fund believes demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including to a more limited extent, in emerging markets. The Master Fund is designed for investors seeking both capital appreciation and income.

Investors in the Master Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a Master Fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a Master Fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund’s daily cash balance may be invested in one or more money market or similar funds managed by the Master Fund’s investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

From time to time, primarily due to purchases and redemptions, the Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Currency risk
•	Equity securities risk
•	Financial services risk
•	Foreign regulatory risk
783

•	Foreign securities risk
•	Investment style risk
•	Issuer risk
•	Large-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Depositary receipts risk
•	Emerging markets and less developed countries risk
•	Expense risk
•	Government regulatory risk
•	Investment in money market funds risk
•	Investment strategy risk
•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in

784

the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.26%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.30%

Feeder Fund
Class A
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.24%

Feeder Fund
Class I
Management Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.94%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2020.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

785

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital International Investors - make investment decisions independently of one another. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Donald D. O’Neal is a Partner of Capital International Investors and has been an investment professional for 36 years, all with CRMC or its affiliates.

Keiko McKibben is a Partner of Capital Research Global Investors and has been an investment professional for 27 years in total; 23 years with CRMC or its affiliates.

Charles E. Ellwein is a Partner of Capital Research Global Investors and has been an investment professional for 25 years in total; 15 years with CRMC or its affiliates.

J. Blair Frank is a Partner of Capital Research Global Investors and has been an investment professional for 28 years in total; 27 years with CRMC or its affiliates.

William L. Robbins is a Partner of Capital International Investors and has been an investment professional for 29 years in total; 26 years with CRMC or its affiliates.

Carlos A. Schonfeld is a Partner of Capital International Investors and has been an investment professional for 23 years in total, all with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

786

JNL/American Funds International Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks long-term growth of capital through exclusive investment in the shares of the American Funds Insurance Series® - International FundSM (“Master Fund”).

Principal Investment Strategies. The Feeder Fund invests primarily in the Class 1 shares of the “Master Fund.” The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the Master Fund’s investment adviser believes have the potential for growth. The Master Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the Master Fund may obtain exposure to equity investments in local markets. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund may invest in other funds managed by the Master Fund’s investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

From time to time, primarily due to purchases and redemptions, the Master Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Currency risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	European investment risk
•	Financial services risk
787

•	Foreign regulatory risk
•	Foreign securities risk
•	Investment strategy risk
•	Investment style risk
•	Large-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Banking industry investment risk
•	China and India country specific risk
•	Counterparty risk
•	Cybersecurity risk
•	Cyclical opportunities risk
•	Depositary receipts risk
•	Derivatives risk
•	Expense risk
•	Government regulatory risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Mid-capitalization and small-capitalization investing risk
•	Pacific Rim investing risk
•	Portfolio turnover risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Securities lending risk
•	Settlement risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

788

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.49%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.55%

Feeder Fund
Class A
Management Fee	1.22%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.68%

Feeder Fund
Class I
Management Fee	1.22%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.38%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

789

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2020.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions -Capital International Investors, Capital Research Global Investors and Capital World Investors - make investment decisions independently of one another. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Sung Lee is a Partner of Capital Research Global Investors and has been an investment professional for 27 years, all with CRMC or its affiliates.

Renaud H. Samyn is a Partner of Capital Research Global Investors and has been an investment professional for 20 years in total; all with CRMC or its affiliates.

Nicholas J. Grace is a Partner of Capital Research Global Investors and has been an investment professional for 31 years in total, 27 years with CRMC or its affiliates.

Jesper Lyckeus is a Partner of Capital Research Global Investors and has been an investment professional for 26 years in total; 25 years with CRMC or its affiliates.

Christopher Thomsen is a Partner of Capital Research Global Investors and has been an investment professional for 24 years, all with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

790

JNL/American Funds New World Fund

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks long-term capital appreciation through exclusive investment in the shares of the American Funds Insurance Series® - New World Fund® (“Master Fund”).

Principal Investment Strategies. The Feeder Fund invests primarily in Class 1 shares of the “Master Fund.” The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets.

The Master Fund may invest in equity securities of any company, regardless of where it is based, if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The Master Fund may also, to a limited extent, invest in securities of issuers based in developing countries not on the investment adviser’s list of qualified developing countries.

In determining whether a country is qualified, the Master Fund’s investment adviser will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The investment adviser to the Master Fund maintains a list of qualified countries and securities in which the Master Fund may invest. Qualified developing countries in which the Master Fund may invest currently include, but are not limited to, Argentina, Bahrain, Bangladesh, Belarus, Belize, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Côte d’Ivoire, Croatia, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Estonia, Gabon, Ghana, Greece, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Macau, Malaysia, Malta, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Serbia, Slovakia, Slovenia, South Africa, Sri Lanka, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The Master Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the Master Fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The Master Fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. Government, its agencies and instrumentalities. The percentage of the Master Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The Master Fund’s investment adviser may determine that it is appropriate to invest a substantial portion of the Master Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the Master Fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The Master Fund may invest in other funds managed by the Master Fund’s investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities

791

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Credit risk
•	Currency risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	European investment risk
•	Financial services risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Investment strategy risk
•	Investment style risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization and small-capitalization investing risk
•	Portfolio turnover risk
•	Securities lending risk
•	Small-capitalization investing risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Banking industry investment risk
•	China and India country specific risk
•	Convertible securities risk
•	Counterparty risk
•	Custody risk
•	Cybersecurity risk
•	Cyclical opportunities risk
•	Depositary receipts risk
•	Derivatives risk
•	Expense risk
•	Government regulatory risk
•	Issuer risk
•	Large-capitalization investing risk
•	Leverage risk
792

•	Mid-capitalization investing risk
•	Pacific Rim investing risk
•	Portfolio turnover risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Russia investment risk
•	Sector risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.70%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%

Feeder Fund
Class A
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	2.11%

793

Feeder Fund
Class I
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.81%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2020.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

794

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions -Capital International Investors, Capital Research Global Investors and Capital World Investors - make investment decisions independently of one another. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Carl M. Kawaja is a Partner of Capital World Investors and has been an investment professional for 34 years in total; 30 years with CRMC or its affiliates.

Bradford F. Freer is a Partner of Capital Research Global Investors and has been an investment professional for 29 years in total, 27 years with CRMC or its affiliates.

Nicholas J. Grace is a Partner of Capital Research Global Investors and has been an investment professional for 31 years in total, 27 years with CRMC or its affiliates.

Jonathan Knowles is a Partner of Capital World Investors, and has been an investment professional for 29 years in total; all with CRMC or its affiliates.

Winnie Kwan is a Partner of Capital Research Global Investors and has been an investment professional for 25 years in total; 21 years with CRMC or its affiliates.

Robert W. Lovelace is a Partner of Capital International Investors and has been an investment professional for 36 years, all with CRMC or its affiliates.

Piyada Phanaphat is a Partner of Capital World Investors and has been an investment professional for 18 years in total; 14 years with CRMC or its affiliates.

Akira Shiraishi is a Partner of Capital International Investors and has been an investment professional for 24 years in total; 18 years with CRMC or its affiliates.

Kirstie Spence is a Partner of Capital Fixed Income Investors and has been an investment professional for 26 years, all with CRMC or its affiliates.

Tomonori Tani is a Partner of Capital World Investors and has been an investment professional for 23 years in total; 17 years with CRMC or its affiliates.

Lisa Thompson is a Partner of Capital International Investors and has been an investment professional for 33 years in total; 27 years with CRMC or its affiliates.

Christopher Thomsen is a Partner of Capital Research Global Investors and has been an investment professional for 24 years, all with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

795

JNL/American Funds Washington Mutual Investors Fund

(formerly, JNL/American Funds Blue Chip Income and Growth Fund)

Class A

Class I

Investment Objective. The Fund (“Feeder Fund”) seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the shares of the American Funds Insurance Series® - Washington Mutual Investors Fund SM (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

Normally, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

The Master Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The Master Fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential income as well as the potential for long-term capital appreciation are considered. The Master Fund seeks to provide an above-average yield in its quarterly income distribution in relation to the S&P 500 Index (a broad, unmanaged index). The Master Fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The Master Fund has an “Eligible List” of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The Master Fund’s investment adviser generates and maintains the Eligible List and selects the Master Fund’s investments exclusively from the issuers on the Eligible List.

The Master Fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in common stocks and securities convertible into common stocks, such as convertible bonds and debentures and convertible preferred stocks, that meet the Master Fund’s criteria for investing. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary-type reserves or family funds but who are reluctant to undertake the selection and supervision of individual stocks.

Although the Master Fund’s policy is to maintain at all times a fully invested and widely diversified portfolio of securities, the Master Fund may hold, to a limited extent, short-term U.S. government securities, cash and cash equivalents.

The Master Fund may invest in other funds managed by the Master Fund’s investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the Master Fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the Master Fund’s investment adviser and its affiliates. When investing in Central Funds, the Master Fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the Master Fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

From time to time, primarily due to purchases and redemptions, the Feeder Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

796

•	Accounting risk
•	Company risk
•	Equity securities risk
•	Foreign regulatory risk

•	Investment style risk
•	Issuer risk
•	Large-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Depositary receipts risk
•	Emerging markets and less developed countries risk
•	Expense risk
•	Financial services risk
•	Foreign securities risk
•	Government regulatory risk
•	Investment in money market funds risk
•	Investment strategy risk
•	Liquidity risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

MANAGEMENT

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent good long-term investment opportunities. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

797

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions Capital International Investors, Capital Research Global Investors and Capital World Investors – make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows CRMC to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The Master Fund’s shareholders have approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders of the Master Fund approved a proposal to reorganize the Master Fund into a Delaware statutory trust. However, the Master Fund reserves the right to delay implementing the reorganization and has elected to do so.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.39%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.43%

Feeder Fund
Class A
Management Fee	0.96%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.40%

Feeder Fund
Class I
Management Fee	0.96%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.10%

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, Jackson National Asset Management, LLC (“JNAM”), located at 225 W. Wacker Drive, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

798

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2020.

JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers. In addition to the portfolio managers below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. The Master Fund portfolio managers primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

Alan N. Berro is a Partner of Capital World Investors and has been an investment professional for 35 years in total; 30 years with CRMC or its affiliates.

Mark L. Casey is a Partner of Capital International Investors and has been an investment professional for 21 years, all with CRMC or its affiliates.

Brady L. Enright is a Partner of Capital World Investors and has been an investment professional for 30 years in total; 24 years with CRMC or its affiliates.

Irfan M. Furniturewala is a Partner of Capital International Investors and has been an investment professional for 21 years; 20 years with CRMC or its affiliates.

Jeffery T. Lager is a Partner of Capital International Investors and has been an investment professional for 26 years in total; 25 years with CRMC or its affiliates.

Jin Lee is a Partner of Capital World Investors and has been an investment professional for 25 years in total; 24 years with CRMC or its affiliates.

Akira Shiraishi is a Partner of Capital International Investors and has been an investment professional for 32 years in total; 30 years with CRMC or its affiliates.

799

Diana Wagner is a Partner of Capital World Investors and has been an investment professional for 25 years; 21 years with CRMC or its affiliates.

Alan J. Wilson is a Partner of Capital World Investors and has been an investment professional for 36 years in total, 30 years with CRMC or its affiliates.

The SAI of the Trust and the SAI of the Master Fund, which are available upon request, provide additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

800

JNL Multi-Manager Alternative Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by allocating among a variety of alternative strategies managed by unaffiliated investment managers (“Sub-Advisers”) sometimes referred to as “sleeves.” Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers, as described in the “Management of the Trust” section in this Prospectus. JNAM is also responsible for selecting the Fund’s alternative investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

Equity Long/Short Strategies

FPA pursues a contrarian value strategy that seeks to identify absolute value opportunities across the capital structure, and in a variety of market capitalizations, geographies and sectors with the long-term objective of achieving equity-like rates of return with less risk than the market. Being contrarian in nature means the management team focuses on out-of-favor companies, does not pay close attention to benchmark weightings and is willing to hold meaningful amounts of cash for prolonged periods if opportunities for investment do not present themselves. FPA seeks “value” in companies whose securities are trading at a substantial discount to FPA’s estimate of their intrinsic value. Investments typically include common and preferred stock, convertible securities, corporate and high yield bonds (commonly referred to as “junk bonds”), as well as government debt. In addition, FPA may sell securities short. The resulting gross exposure of the portfolio will tend to be in the range of 50%-80% and net market exposure will tend to be in the range of 45%-80%.

Boston Partners pursues a multi-faceted strategy that invests in a long-short portfolio of equity securities and financial investments with equity-like characteristics designed to provide exposure to emerging markets. Securities are selected by the Boston Partners using its “three circles” approach which combines a quantitative screening with a fundamental bottom up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g. high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g. rising earnings estimates, outperform stocks with negative business momentum. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. Boston Partners examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on equity and earnings growth and cash flow.

Under normal circumstances, Boston Partners expects that the Fund’s long positions will not exceed approximately 50% of the Fund’s net assets with a typical range of 30% to 70% net long. The Fund’s long and short positions may involve (without limit) equity securities of non-U.S. issuers that are traded in the markets of the United States.

Generally, the Boston Partners sleeve invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, “Instruments”). The Fund will also seek to gain exposure to commodity related instruments primarily by investing in JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. (“Subsidiary”), which invests primarily in those futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities. The Fund may also invest in fixed-income securities, money market instruments, and cash. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows Boston Partners to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

801

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Currently, only the sleeve of the Fund managed by Boston Partners is used for investments in the Subsidiary. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Boston Partners expects to invest the Fund’s assets in the Subsidiary in order to gain exposure to futures contracts traded on the Indian stock exchange. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies (“RICs”). The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and nonfundamental investment restrictions, will comply with the 1940 Act custody and affiliated transaction requirements, and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and has the same money managers as the Boston Partners sleeve. The Trust’s President and Vice President, who are the President and Chief Operating Officer, respectively, of JNAM, serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary’s portfolio pursuant to which JNAM has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Management Fee” in the Prospectus.

Loomis Sayles invests in equity securities of companies of any market capitalization. While the majority of investments will be long, there may be opportunities where the strategy holds short investments. Under normal market conditions, the strategy will maintain long and short investments in the equity securities. As a substitute for short investments, the strategy may utilize market hedging strategies consisting of short exposures to indices, sectors or other securities or assets. Loomis Sayles may also use long or short total return swaps for either hedging purposes or investment purposes as part of its investment strategy.

Loomis Sayles follows a well-defined buy and sell discipline in constructing and managing the strategy’s portfolio. For long positions, Loomis Sayles looks to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they sell at a significant discount to estimates of intrinsic value. Shorting will be done only when secular and/or opportunistic shorts are presented. Loomis Sayles looks to short the stock of those companies with structurally deficient business models when the market price is well above intrinsic value and/or of companies where the market price embeds high expectations relative to long-term intrinsic value. Loomis Sayles will consider selling or covering a portfolio investment when they believe an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which Loomis Sayles deems appropriate.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) invests in equity securities and equity-related instruments, in long and short positions of primarily U.S.-listed equity securities of any capitalization. KAR may also invest in securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar. The long investment strategy aims to purchase the stock of issuers deemed by KAR as high-quality companies at attractive valuations. KAR defines “high-quality” companies to include a durable competitive advantage, strong management team, and reasonable capital structure. The short investment strategy aims to sell short the stock of low-quality companies whose share price KAR expects to drop because it does not accurately reflect the poor fundamentals of the business. KAR defines “low-quality” companies to include an erratic or mediocre financial performance, poor history of capital allocation, a flawed business model and/or an aggressive capital structure. Net market exposure (long exposure minus short exposure) may fluctuate based on the number and quality of investments ideas KAR is able to find as a result of its bottom-up fundamental analysis, but the strategy will generally have a net long bias (long exposure will typically exceed short exposure).

Event Driven and Merger Arbitrage Strategy

Westchester Capital Management, LLC (“Westchester”) employs a merger arbitrage strategy (“Merger Arbitrage Strategy”) that invests in the common stock, preferred stock, corporate debt, derivatives, total return swaps and/or contracts for difference and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund may also invest in special purpose acquisition companies, a form of investment vehicle typically formed for the purpose of acquiring an operating business.  Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.

Relative Value Strategies

DoubleLine employs an opportunistic income strategy by allocating investments to fixed-income instruments and other investments with no limit on the duration of the strategy. DoubleLine may invest in, without limitation, asset-backed securities; domestic and foreign corporate bonds, including high-yield bonds; municipal bonds; bonds or other obligations issued by domestic or foreign governments, including emerging markets countries; REIT debt securities; and mortgage-related securities. When investing in

802

mortgage-related securities, DoubleLine may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government; CMOs issued by domestic or foreign private issuers that represent an interest in or are collateralized by mortgage related securities issued by agencies or instrumentalities of the U.S. Government; CMBS; obligations issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage related securities without a government guarantee but typically with some form of private credit enhancement; “interest only” and “principal only” stripped mortgage securities; inverse floating rate securities; and debt or equity tranches of collateralized debt obligations collateralized by mortgage related securities.

DoubleLine operates under the cardinal mandate of delivering superior risk-adjusted fixed income returns. DoubleLine seeks to deliver positive absolute returns in excess of an appropriate aggregate fixed-income index with portfolio volatility that is similar to U.S. long-term treasury securities. Investment ideas employed by DoubleLine must offer an asymmetric, positively skewed risk-reward profile. As a result, a great deal of DoubleLine’s analysis seeks to identify fixed-income securities that they believe offer greater potential payoff than potential loss under multiple scenarios. Ultimately, a combination of risk management, asset allocation and security selection forms DoubleLine’s investment process. There can be no assurance that the strategy will achieve its investment objective.

The strategy is constructed with the intent to outperform under a range of future outcomes. DoubleLine’s risk integration process seeks to combine assets that will perform differently in different scenarios so that the overall portfolio generates acceptable performance. This process includes balancing the strength of cash flows from certain asset classes against various potential economic or market risks.

Lazard invests in convertible securities, preferred securities, equity, and debt, with the objective of current income, long-term capital appreciation and principal protection. Utilizing both quantitative and fundamental analysis to determine the best portfolio candidates, Lazard’s Portfolio Management Team constructs a diversified portfolio of convertible securities, preferred stocks, equity, and debt that have been evaluated on relative valuation and risk attributes. The strategy also will use derivatives and other securities, such as index or sector ETFs to seek to minimize market and interest rate risk. Lazard may use over-the-counter total return swaps as part of its investment strategy.

Global Macro Strategy

Western Asset focuses under normal circumstances seeking to achieve its investment objective by implementing an opportunistic investing strategy. Western Asset attempts to identify and capitalize on attractive relative-value opportunities principally in fixed-income markets around the globe by investing in a variety of securities and other instruments. The strategy invests in fixed-income securities, up to 50% below investment-grade and up to 50% in un-hedged non-U.S. investments, and may also invest up to 50% emerging markets.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

JNAM and the Sub-Advisers will implement the various alternative investment strategies by taking long and/or short positions in a broad range of asset classes, such as equity securities, fixed-income, derivatives, other investment companies, currency- and commodity-related instruments and structured products. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile. In addition, we will also consider whether a particular market environment or more or less conducive to the underlying strategy. The Fund may invest in securities and other financial instruments of companies of any market capitalization. The Fund may invest in securities and other financial instruments available in and which have exposure to both U.S. and non-U.S. markets, including emerging markets, which can be U.S. dollar-denominated or non-U.S. dollar-denominated and may be currency hedged or un-hedged. The Fund may invest in corporate loans.

An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Fund (all sleeves collectively) may invest up to 15% of its assets in illiquid investments. The Fund considers investments in private equity securities and hedge funds as illiquid investments.

The Fund may invest in a variety of equity securities, including common stock, preferred stock, rights and warrants to purchase common stock, depositary receipts, securities convertible into common and preferred stock and non-convertible preferred stock. Additionally, from time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”).

803

With respect to the Fund’s fixed-income investments, the Fund may invest in a variety of instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The Fund may also invest in exchange traded notes (“ETNs”). The average portfolio duration of the fixed-income portion of the Fund will vary based on the Sub-Advisers’ and JNAM’s forecast of interest rates and there are no limits regarding portfolio duration or average maturity.

The Fund may invest in other pooled investment vehicles, including other investment companies, European registered investment funds (“UCITS”), real estate investment trusts (“REITs”), private investment funds, and partnership interests, including master limited partnerships (“MLPs”). A private investment fund is a type of financial investment company that is generally exempt from federal securities regulations and laws and has either less than 100 investors or where its member investors have substantial funds invested elsewhere. Unless otherwise indicated, references to the Fund’s investments and related risk factors in this prospectus and the Statement of Additional Information (“SAI”) include investments by any underlying mutual funds, or other pooled investment vehicles in which the Fund may invest.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Equity securities risk
•	Short sales risk
•	Mid-capitalization and small-capitalization investing risk
•	Large-capitalization investing risk
•	Investment style risk
•	Emerging markets and less developed countries risk
•	Foreign securities risk
•	Issuer risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Event driven and special situations risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Convertible securities risk
•	Investments in IPOs risk
•	Depositary receipts risk

•	Allocation risk
•	Subsidiary risk
•	Foreign regulatory risk
•	Portfolio turnover risk
•	Special purpose acquisition companies risk
•	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Investing Through the Bond Connect Program. The Fund may invest in bonds traded on the China Interbank Bond Market CIBM through the China – Hong Kong Bond Connect program (“Bond Connect”) that are regulated by both Hong Kong and China. These bonds involve a high degree of risk and special considerations not typically associated with investing in other more established markets. The Fund will not be able to buy or sell securities through Bond Connect when either the Chinese and Hong Kong markets are closed for trading, and the Chinese and/or Hong Kong markets may be closed for trading for extended periods of time because of local holidays. In addition, the Fund and/or securities offered through Bond Connect may lose their eligibility for trading through the program at any time, which includes by actions taken by regulators in Hong Kong or China. This could adversely affect the Fund’s net asset value and its ability to trade through Bond Connect, particularly during periods of heightened volatility or market disruptions.

804

The operational aspects, including the trading and settlement bonds, of Bond Connect may change over time. It currently operates under a recordkeeping system that presents a number of risks including settlement delays, custody, defaults by counterparties and a limited ability to enforce rights. It may be more difficult, or impossible, to obtain and/or enforce a judgment. The regulatory and legal framework of Bond Connect is less extensive and still developing. Trading through Bond Connect may subject the Fund to various taxes, some of which are currently uncertain.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Currency risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Financial services risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The following individuals are responsible for application of the Fund’s strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

805

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager Alternative Fund are:

FPA is located in Los Angeles, California. FPA is independently owned with 26 investment professionals and 84 employees in total. FPA’s equity and fixed-income styles are linked by a common fundamental value orientation. FPA’s goal is to provide a consistent, risk-averse and disciplined approach to long-term investing in individual securities with the objective of achieving superior long-term total returns for client portfolios while maintaining a focus on capital preservation.

The following individuals are primarily responsible for the day-to-day management of the FPA strategy of the Fund’s portfolio:

Mark Landecker, CFA, Partner, joined FPA in 2009. He serves as Portfolio Manager for the FPA Contrarian Value Strategy. Prior to joining FPA, Mr. Landecker served as Portfolio Manager at both Kinney Asset Management and Arrow Investments, Inc., and as associate at TD Capital and PricewaterhouseCoopers. Mr. Landecker earned a BBA (with honors) from the Schulich School of Business, York University, Toronto, Canada.

Steven Romick, CFA, Managing Partner, joined FPA in 1996. He serves as Portfolio Manager of the FPA Contrarian Value Strategy. Prior to joining FPA, Mr. Romick was Chairman of Crescent Management and a consulting security analyst for Kaplan, Nathan & Co. Mr. Romick earned a Bachelor’s degree in Education from Northwestern University.

Brian A. Selmo, CFA, Partner, joined FPA in 2008. He serves as Portfolio Manager and Director of Research for the FPA Contrarian Value Strategy. Prior to joining FPA, Mr. Selmo was founder and managing member of Eagle Lake Capital, LLC, and Portfolio Manager of its predecessor. Previously, Mr. Selmo was an analyst at Third Avenue Management and Rothschild, Inc. Mr. Selmo earned a Bachelor’s degree in Economics (with honors) from The Johns Hopkins University, where he graduated Phi Beta Kappa.

Boston Partners Global Investors, Inc. (“Boston Partners”), located at 60 E 42nd Street, Suite 1550, New York, New York 10165, and is an indirect wholly owned subsidiary of ORIX Corporation of Japan. Boston Partners provides investment management and investment advisory services to other institutional and proprietary accounts.

The following individuals are primarily responsible for the day-to-day management of the Boston Partners’ strategy of the Fund’s portfolio:

Joseph F. Feeney, Jr. is Chief Executive Officer and Chief Investment Officer for Boston Partners. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. He was one of the original partners of Boston Partners Asset Management in 1995. Prior to assuming these roles, he was director of research. Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios. He began his career at the Bank of Boston where he was a loan officer specializing on highly leveraged loan portfolios. Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Beta Kappa) from the University of New Hampshire and an M.B.A. with High Honors from the University of Chicago. He holds the Chartered Financial Analyst® designation and is past President of the Fixed Income Management Society of Boston. He has 35 years of investment experience.

Paul Korngiebel, CFA, is a portfolio manager on all Boston Partners Emerging Markets strategies, including Boston Partners Emerging Markets Equity and Emerging Markets Long/Short Equity. He also serves as a supporting member of the greater Global Equity team, providing input on idea generation for various international and global portfolios. Mr. Korngiebel joined the firm from Deccan Value Advisors, which he co-founded, and prior to that he worked at Brandes Investment Partners. Both firms are dedicated to global value investing. Mr. Korngiebel holds a B.A. from Bowdoin (Phi Beta Kappa), M.A. degrees from Harvard and St. Johns College, and an M.B.A. degree from Northwestern (Beta Gamma Sigma). He holds the Chartered Financial Analyst® designation and has 20 years of investment experience.

DoubleLine Capital LP (“DoubleLine”), located 505 N. Brand Boulevard, Suite 860, Glendale, California 91203. DoubleLine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.

Jeffrey E. Gundlach is the founder and Chief Executive Officer of DoubleLine and DoubleLine Equity LP and is Chief Investment Officer of DoubleLine Capital. Mr. Gundlach has been Chief Executive Officer of DoubleLine Capital since its inception in December 2009 and of DoubleLine Equity since its inception in 2013. He is a graduate of Dartmouth College summa cum laude holding a BA in Mathematics and Philosophy. He attended Yale University as a PhD candidate in Mathematics.

806

Jeffrey J. Sherman has been the Deputy Chief Investment Officer of DoubleLine since June 2016 and a Portfolio Manager since September 2010. He participates on the Fixed Income Asset Allocation Committee and a portfolio manager for derivative-based and multi-asset strategies. He joined DoubleLine in December 2009. Prior to DoubleLine, he was a Senior Vice President at TCW where he worked as a portfolio manager and quantitative analyst focused on fixed-income and real-asset portfolios. Mr. Sherman assisted in developing real-asset strategies for TCW and was a portfolio manager overseeing several commodity funds. Prior to TCW, he was a statistics and mathematics instructor at both the University of the Pacific and Florida State University. Mr. Sherman holds a BS in Applied Mathematics from the University of the Pacific and a MS in Financial Engineering from the Claremont Graduate University. He is a CFA charterholder.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as sub-adviser to mutual funds and as investment adviser to institutions and individuals.

Chris Wright, CFA, is a Portfolio Manager and Senior Research Analyst at KAR, with primary research responsibilities for the small- and mid-capitalizations financials sector. Before joining KAR in 2012, Mr. Wright worked at Alvarez & Marsal as a Senior Associate in Turnarounds and Restructuring and at Houlihan Lokey as an Associate in the Investment Banking Financial Institutions Group.

Lazard, is located at 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The following individuals are primarily responsible for the day-to-day management of the Lazard strategy of the Fund’s portfolio:

Sean H. Reynolds, Managing Director, Portfolio Manager/Analyst, is a Portfolio Manager/Analyst for all capital structure and convertibles-based strategies. Prior to joining Lazard in 2007, Mr. Reynolds was a portfolio manager for convertible arbitrage strategies at SAC Capital Management from April 2003 to August 2006 and, subsequent to this, senior portfolio manager at Sailfish Capital Partners’ G2 Multistrategy Fund. Previously he was a convertible arbitrage portfolio manager at the Clinton Group, Inc. From 1997 to 2002, Mr. Reynolds was a managing director and Head of Convertibles Sales (US) at Deutsche Bank Securities, including a period as an executive member of the North American Management Committee, Deutsche Bank Equities. Prior to 1997, Mr. Reynolds was responsible for global convertible securities sales at UBS Securities and domestic convertibles at Merrill Lynch. He has been in the investment industry since 1993. Mr. Reynolds has an MBA from the Wharton School of the University of Pennsylvania and a BA in Math and BAI (BSc) in Engineering from Trinity College Dublin.

Frank Bianco is a Portfolio Manager/Analyst for all capital structure and convertibles-based strategies. He began working in the investment field in 1991. Prior to joining Lazard in 2009, Mr. Bianco was a Portfolio Manager and Head of Credit Research at Argent Funds Group LLC, where he oversaw domestic and international convertible bond, high yield and equity derivative portfolios. Prior to that, Mr. Bianco was a senior research analyst at McMahan Securities Co. L.P., covering the Biotechnology and Healthcare sectors. Previously, he was a senior research analyst in the Credit Risk Management division of the Federal Reserve Bank of New York. Mr. Bianco started his career as a credit analyst at American International Group. Frank has a BA in Economics from Ohio Wesleyan University. He is a member of the New York Society of Security Analysts (NYSSA). Frank is a CFA® charterholder.

Loomis Sayles is located at One Financial Center Boston, Massachusetts 02111. Loomis Sayles is a Delaware limited partnership, registered as an investment adviser that provides investment advice to retirement and pension plans, institutional and corporate clients, insurance companies, mutual funds and high net worth individuals. Loomis Sayles is registered as an investment adviser under the Investment Advisers Act. Loomis Sayles has managed client assets for more than 75 years.

The following individual is primarily responsible for the day-to-day management of the Loomis Sayles strategy of the Fund’s portfolio:

Aziz V. Hamzaogullari, CFA is the chief investment officer and founder of the Growth Equity Strategies Team and Loomis Sayles. He is the portfolio manager of the Loomis Sayles large cap, global and all cap growth strategies, including the Loomis Sayles Growth and Global Growth mutual funds and products outside the US, as well as the Skorum Long/Short Equity Fund. Mr. Hamzaogullari is also an executive vice president and a member of Loomis Sayles’ Board of Directors. Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments where he was a senior portfolio manager. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. Mr. Hamzaogullari was head of Evergreen’s Berkeley Street Growth Equity team and was the founder of the research and investment process. Prior to Evergreen, Mr. Hamzaogullari was a senior equity analyst and portfolio manager at Manning & Napier Advisors. He has 27 years of investment industry experience. He earned a BS from Bilkent University, Turkey, and an MBA from George Washington University. He is also a member of CFA Society Boston.

Westchester Capital Management, LLC (“Westchester”), 100 Summit Lake Drive, Valhalla, New York 10595, a registered investment adviser since 2010. Westchester and its affiliate manage merger-arbitrage programs and other investment strategies similar to the Fund’s investment strategies for other institutional investors, including other registered open-end investment companies.

807

The following individuals are primarily responsible for the day-to-day management of the Westchester strategy of the Fund’s portfolio:

Mr. Roy D. Behren and Mr. Michael T. Shannon are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Behren has served as Co-President of Westchester since 2011, served as a research analyst for Westchester Capital Management, Inc. (Westchester’s predecessor adviser) from 1994 until 2010 and as the Chief Compliance Officer of Westchester Capital Management, Inc. from 2004 until June 2010.

Mr. Shannon has served as Co-President of Westchester since 2011, and served as Westchester Capital Management Inc.’s Director of Research from May 1996 until April 2005. From April 2005 to April 2006, Mr. Shannon was Senior Vice President in charge of the Special Situations and Mergers Group of D.E. Shaw & Co. Mr. Shannon returned to Westchester in May 2006 as a research analyst and portfolio strategist.

Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Legg Mason is a wholly owned subsidiary of Franklin, which is a publicly traded company (BEN) that, through its subsidiaries, engages in the business of investment management on an international basis. Western Asset’s address is 385 East Colorado Boulevard, Pasadena, California 91101.

The Western Asset strategy is managed by a broad team of investment professionals. Senior members of the portfolio management team are responsible for the development of investment strategy and oversight for the Western Asset strategy and coordination of other relevant investment team members. They work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Western Asset strategy are S. Kenneth Leech (Chief Investment Officer) and Prashant Chandran (Portfolio Manager). Each of Messrs. Leech and Chandran has been employed by Western Asset as an investment professional for at least the past five years and has been part of the portfolio management team for the Western Asset strategy since its inception in 2015.

Ken Leech joined Western Asset in 1990 as Director of Portfolio Management. In this position, he oversaw interest rate strategy and led the Long Duration effort. In 1998, he was named CIO and spearheaded the performance and product development efforts that helped underpin Western Asset’s global growth and success. After taking medical leave for much of 2008, Mr. Leech resumed investment duties in early 2009 and was named Chairman of the Global Strategy Committee. In this position, he directed the global portfolio management and the macro-strategy alternative efforts. In 2013, he became Co-CIO as part of the transition process before fully resuming the CIO role in April 2014.

Prior to joining Western Asset, Mr. Leech spent much of his career focusing on proprietary trading, most recently with Greenwich Capital (1988–1990) and the First Boston Corporation (1980–1988). In his four years at the University of Pennsylvania’s Wharton School, he obtained three degrees while graduating summa cum laude.

Mr. Prashant Chandran returned to Western Asset as a Portfolio Manager in 2007 after working at Tahoma Capital. In 2005, Mr. Chandran was a Research Analyst for Western Asset and for over five years was Director of Capital Markets at Microsoft Corporation.

Mr. Chandran graduated from the Indian Institute of Technology Bombay. He has an MS from the University of Toledo and an MBA from the University of Chicago’s Graduate School of Business. He is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

808

JNL Multi-Manager Emerging Markets Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of emerging market equity strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

T. Rowe Price Emerging Markets Discovery Stock Strategy

T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited (collectively, “T. Rowe Price”) constructs the Emerging Markets Discovery Stock Strategy by investing in stocks issued by companies in emerging markets. T. Rowe Price may invest in companies of any size but generally seeks stocks of mid or larger companies that T. Rowe Price believes are forgotten. T. Rowe Price considers frontier markets to be a subset of emerging markets.

T. Rowe Price expects to make most of its investments in stocks of companies located in, or that have economic ties to, the emerging market countries (which include frontier markets) in Asia, Latin America, Europe, Africa, and the Middle East.

In selecting investments, T. Rowe Price generally favors companies with one or more of the following characteristics:

•	under-owned and under-researched by mainstream investors;
•	low valuation relative to a company’s fundamentals;
•	companies that may benefit from restructuring activity or other turnaround opportunities;
•	a sound balance sheet and other positive financial characteristics;
•	strong or improving position in an overlooked industry or country; and
•	above-average dividend yield and/or the potential to grow dividends.

WCM Focused Emerging Markets Strategy

WCM Investment Management, LLC (“WCM”) constructs the Focused Emerging Markets Strategy by investing in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies located in developed countries and in emerging and frontier market countries.

WCM’s investments in equity securities may include common stocks and depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

WCM uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth. WCM’s investment process focuses on seeking companies that are industry leaders with strengthening competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. WCM also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities. Although the Fund may invest in any size companies, it generally invests in large capitalization established multinational companies. WCM considers large capitalization companies to be those with market capitalization of $5 billion or greater at the time of investment. WCM generally invests in securities of companies located in different regions and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time.

809

Wellington Emerging Markets Research Equity Core Strategy

Wellington Management Company LLP (“Wellington Management”) constructs the Emerging Markets Research Equity Core Strategy by investing in equity and equity-related securities issued by companies located in emerging market countries. Wellington Management may invest in equity securities of issuers that, while not domiciled in emerging market countries, have or will have substantial assets in emerging market countries or derive or expect to derive a substantial portion of their total revenues from either goods or services produced in, or sales made in, emerging market countries, including frontier markets. Wellington Management may invest in locally listed common stocks and securities traded in over-the-counter markets, depositary receipts (such as ADRs, EDRs, GDRs, and American Depositary Shares (“ADSs”)).

Wellington Management may also invest in other permissible investments, such as real estate securities, convertible bonds, preferred stock, rights, warrants, exchange-traded funds, as well as debt securities, cash and cash equivalents, and derivative instruments which may be used for investment purposes and for efficient portfolio management including hedging against risk.

Wellington Management uses a bottom-up stock selection approach based on the fundamental research of its global industry analysts. Wellington Management will seek to develop a portfolio that is generally diversified across issuers, countries, industries, and style. Wellington Management will generally invest in mid- and large-capitalization companies. Wellington Management will generally invest in companies above $2 billion in market capitalization.

Kayne Anderson Rudnick Emerging Markets Small Cap Strategy

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the Emerging Markets Small Cap Strategy by investing in equity or equity-linked securities of small capitalization companies located in emerging markets countries. KAR will invest in a select group of small-cap companies believed by KAR to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that KAR believes to have a sustainable competitive advantage, strong management, and low financial risk and to be able to grow over market cycles.

KAR considers small-capitalization companies to be those companies that, at the time of initial purchase for the investment strategy, have market capitalizations of less than $8 billion. KAR intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, KAR primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which KAR invests include common stocks, preferred stocks and ADRs/GDRs. KAR does not use allocation models to restrict investments to certain regions, countries, or industries.

KAR uses a strategy emphasizing highly profitable, consistently growing companies with low debt and rising cash flows. If a company meets these criteria, KAR researches and analyzes that company’s strength of management, its relative competitive position in the industry and its financial structure.

The Fund considers a company to be in an emerging or frontier country or market if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market.

Emerging market countries include, but are not limited to, all countries represented by the MSCI Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund may concentrate, or invest a significant portion of its assets, in the securities of companies in one or a few countries or regions. The Fund may make significant investments in certain sectors or group of sectors within a particular industry or industries from time to time and intends to concentrate its investments in the banking industry.

The Fund may invest in participatory notes.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

810

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Company risk
•	Foreign securities risk
•	Currency risk
•	Managed portfolio risk
•	Accounting risk
•	Banking industry investment risk
•	Concentration risk
•	Foreign regulatory risk
•	Government regulatory risk
•	Depositary receipts risk
•	Stock risk
•	Participation note risk
•	China risk
•	Frontier market countries risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Issuer risk
•	Small-capitalization investing risk
•	Mid-capitalization and small-capitalization investing risk
•	China and India country specific risk
•	Asia ex-Japan concentration risk
•	Asian investment risk
•	European investment risk
•	Consumer discretionary risk
•	Information technology sector risk
•	Investing through Stock Connect risk
•	Investments in IPOs risk
•	Russia investment risk

•	Financial services risk
•	Micro-capitalization investing risk
•	Custody risk
•	Cybersecurity risk
•	Derivatives risk
•	Investment strategy risk
•	Investment style risk
•	Market risk
811

•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The following individuals are responsible for application of the Fund’s strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager Emerging Markets Equity Fund are:

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as sub-adviser to mutual funds and as investment adviser to institutions and individuals.

Hyung Kim is a Portfolio Manager and a Senior Research Analyst at KAR. Mr. Kim has primary research responsibilities for the Emerging Markets and International Small Cap strategies at KAR. Mr. Kim has approximately 15 years of research experience. Before joining KAR in 2017, Mr. Kim worked as an International Equity Analyst for Advisory Research Inc. for seven years and as a Portfolio Manager on their Global Value strategy. Prior to joining Advisory Research, Mr. Kim worked as a research analyst at Coghill Capital Management and in corporate banking at HSBC and Woori Bank in Seoul, Korea. He also worked as an equity research intern at CLSA in Seoul. Mr. Kim earned a B.A. in German with a minor in Economics from Hankuk University of Foreign Studies in Seoul, Korea, and an M.B.A. in accounting and finance from the University of Chicago Booth School of Business. He is fluent in Korean and German.

812

Craig Thrasher, CFA, is a Portfolio Manager and a Senior Research Analyst at KAR. Mr. Thrasher has primary research responsibilities for the International and Emerging Markets Small Cap strategies at KAR. Before joining KAR in 2008, Mr. Thrasher worked at Kirr, Marbach & Company as an Equity Analyst and at Wedbush Morgan Securities in correspondent credit. He has approximately 15 years of equity research experience. Mr. Thrasher earned a B.S. in Business and Public Administration, concentration in Finance, from the University of Arizona, and an M.B.A. from the University of Chicago, Graduate School of Business. Mr. Thrasher is a Chartered Financial Analyst charterholder.

T. Rowe Price Associates, Inc. (“T. Rowe”) is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Sub-Sub-Adviser to the T. Rowe Price Emerging Markets Discovery Stock Strategy sleeve of the Fund is T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”), located at 6/F Chater House 8 Connaught Place, Central Hong Kong. T. Rowe Price Hong Kong, a wholly owned subsidiary of T. Rowe Price, was organized as a Hong Kong limited company in 2010. T. Rowe Price Hong Kong is compensated by T. Rowe Price at no additional expense to the Fund.

Ernest Yeung, Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Hong Kong Limited, is a portfolio manager for the Emerging Markets Discovery Equity Strategy at T. Rowe Price. He was the co-portfolio manager for the International Small-Cap Equity Strategies from 2009 to 2014. Prior to joining T. Rowe Price in 2003, Mr. Yeung was an analyst with HSBC Asset Management in London. Mr. Yeung earned an M.A., with honours, in economics from Cambridge University. He also has earned the Chartered Financial Analyst designation and the Investment Management Certificate.

WCM Investment Management, LLC (“WCM”), is located at 281 Brooks Street, Laguna Beach, California 92651. WCM is an independent, money management firm, founded in 1976. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.

The portfolio managers responsible for management of the WCM Focused Emerging Markets Strategy of the Fund are Sanjay Ayer, Peter J. Hunkel, Gregory S. Ise, Mike Tian, and Michael Trigg.

Sanjay Ayer, CFA is Portfolio Manager and Business Analyst. Mr. Ayer joined WCM in 2007. He is a member firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Prior to WCM, Mr. Ayer was an Equity Analyst at Morningstar, Inc. in Chicago from 2002 to 2006, where he covered the gaming, cruise and online travel industries.

Peter J. Hunkel is Portfolio Manager and Business Analyst. Mr. Hunkel joined WCM in 2007. Mr. Hunkel is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Hunkel served as Chief Operating Officer and Senior Portfolio Manager at Centurion Alliance from 2000 to June 2007.

Gregory S. Ise, CFA is Portfolio Manager and Business Analyst. Mr. Ise joined WCM in 2014. He is a member firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Ise was a Senior International Research Analyst at Rainier Investment Management (“RIM”) from 2012 to 2014, where he helped launch the firm’s first international small cap open-end mutual fund. Prior to RIM, he was a Vice President and Analyst at Allianz Global Investors from 2006 to 2011, where he contributed to the global and international small cap open-end mutual funds.

Mike Tian, CFA, is Portfolio Manager and Business Analyst. Mr. Tian joined WCM in 2012. He is a member firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Since the start of his investment career in 2006, Mr. Tian’s experience includes a position as Senior Equity Analyst and Equity Strategist at Morningstar, Inc. in Chicago. While there, he also managed the Morningstar Opportunistic Investor, a portfolio and newsletter focusing on special situations and growth companies, and additionally played an instrumental role in the development of Morningstar’s economic moat trend methodology. Mr. Tian earned his B.S. in Finance from the University of Illinois at Urbana-Champaign and is also a CFA® charterholder.

Michael B. Trigg is Portfolio Manager and Business Analyst. Mr. Trigg has served as a Portfolio Manager and Business Analyst for the WCM since March 2006. Mr. Trigg is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research. Since he began his investment career in 200, Mr. Trigg’s experience includes a position as equity analyst at Morningstar, Inc. in Chicago where, in addition to general equity analysis, he managed their Model Growth Portfolio.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.

813

Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

Mary L. Pryshlak, CFA, Senior Managing Director and Director of Global Industry Research of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since April 2020. Ms. Pryshlak joined Wellington Management as an investment professional in 2004.

Jonathan G. White, CFA, Managing Director and Director, Research Portfolios of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since April 2020. Mr. White joined Wellington Management as an investment professional in 1999.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

814

JNL Multi-Manager International Small Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in international small cap strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each Sub-Adviser generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

WCM International Small Cap Growth Strategy

WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the MSCI emerging markets or frontier markets indices. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morgan Stanley Capital Index (“MSCI”) ACWI ex U.S. Small Cap Index (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

WCM uses a bottom-up approach that seeks to identify companies believed to have above-average potential for growth in revenue and earnings. WCM’s investment process seeks companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; little or no debt; and attractive relative valuations. In selecting securities, WCM also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk specific to an issuer’s country of domicile.

Causeway International Small Cap Strategy

Causeway Capital Management LLC (“Causeway”) constructs the strategy by investing primarily in common stocks of companies with smaller market capitalizations located in developed and emerging markets outside the U.S. Smaller market capitalization companies have market capitalizations that do not exceed the highest market capitalization of a company within the Index at the time of purchase. As of December 31, 2020, the Index included companies with market capitalizations of up to $11 billion and included companies in both developed and emerging markets outside the U.S. Investments in companies include both developed and emerging markets outside the U.S. Some of these companies, although small compared with larger U.S. companies, might be large companies in their local markets. The Causeway International Small Cap Strategy may invest in a wide range of industries. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the Causeway International Small Cap Strategy at the Sub-Adviser’s discretion.

Causeway uses a quantitative investment approach to purchase and sell investments for its sleeve of the Fund. To select securities, Causeway’s proprietary computer model analyzes “stock-specific” factors relating to valuation, earnings growth, technical indicators, and competitive strength, and “top-down” factors relating to macroeconomics and country. Currently, the valuation factor category receives the highest overall weight in the model and stock-specific factors comprise approximately 90% of the score for a company. For each stock, the relative weight assigned to each stock-specific factor differs depending on its classification (for example, value, growth, momentum, capitalization or other classifications). The relative weights of these stock-specific factors are sometimes referred to as “contextual weights.” Factors and their weightings may change over time as the model is revised and updated, or if the classification of a stock changes. In addition to its quantitative research, the Causeway’s fundamental research analysts review the quantitative outputs to attempt to identify and address special issues, such as significant corporate actions or management changes, which are difficult to detect quantitatively.

815

Baillie Gifford International Smaller Companies Strategy

Baillie Gifford Overseas Limited (“Baillie Gifford”) constructs the strategy by investing in an international portfolio of common stocks of smaller companies located in countries of developed and emerging markets. When selecting companies for initial inclusion in the Baillie Gifford International Smaller Companies Strategy, Baillie Gifford seeks to invest in companies with a market capitalization in the region of $2 billion or lower. The Baillie Gifford International Smaller Companies Strategy may continue to hold, and may increase its investment in, portfolio companies whose market capitalization subsequently increases. The Baillie Gifford International Smaller Companies Strategy expects over time to have a substantial portion of its portfolio invested in companies with a market capitalization in excess of $2 billion. The Baillie Gifford International Smaller Companies Strategy currently defines a “smaller company” as a company with a market capitalization that does not exceed $10 billion.

Baillie Gifford employs a bottom-up approach to stock selection and principally selects companies without regard to the Fund’s benchmark. Baillie Gifford focuses on company research and the long-term outlook of companies. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation.

Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the MSCI emerging markets or frontier markets indices. The Sub-Advisers consider a company to be in an emerging or frontier country or market if the company has been registered, incorporated or organized under the laws of, has its headquarters or its principal offices in, or has its stock exchange listing or securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market. The Sub-Advisers consider a company to be domiciled in a country if the company is registered, incorporated or organized under the laws of that country, has headquarters or its principal place of business in that country, or has its stock exchange listing or securities principally traded in that country.

The Fund generally will invest in the securities of companies domiciled in at least three different countries. However, from time to time, the Fund may invest a significant portion of its assets in the securities of companies domiciled in one or a few countries. The Fund may make significant investments in certain sectors or group of sectors from time to time.

The Fund’s equity investments include common stock and depositary receipts. The Fund’s investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs,” “EDRs,” “CDRs”, and “GDRs,” respectively), and other similar securities. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

The Fund may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the U.S. In some emerging markets, the Fund may invest in companies that qualify as smaller companies but still are among the largest in that market.

The Fund may invest in Rule 144A and Regulation S securities. Rule 144A securities are securities offered as exempt from registration with the Securities and Exchange Commission (“SEC”) but are typically treated as liquid securities because there is a market for such securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended.

JNAM may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns or to hedge and to manage the Fund’s cash and short-term instruments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Equity securities risk
•	Managed portfolio risk
•	Mid-capitalization and small-capitalization investing risk
•	Investment style risk
•	Emerging markets and less developed countries risk

816

•	Foreign securities risk
•	Allocation risk
•	Depositary receipts risk
•	Investments in IPOs risk
•	Foreign regulatory risk
•	Frontier market countries risk
•	Rule 144A securities risk
•	Regulation S securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Currency risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The following individuals are responsible for application of the Fund’s strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

817

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager International Small Cap Fund are:

Baillie Gifford Overseas Limited (“Baillie Gifford”), is located at Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, Scotland. Baillie Gifford is an investment advisory firm founded in 1983 and a wholly owned by a Scottish investment company, Baillie Gifford & Co., which was founded in 1908. Baillie Gifford & Co. is one of the largest independently owned investment management firms in the United Kingdom and manages money primarily for institutional clients.

Praveen Kumar joined Baillie Gifford in 2008 and is a portfolio manager in the Japanese Equities Team. He is the lead manager for the Manager’s Japanese Smaller Companies Strategy and a member of the Manager’s International Smaller Companies Portfolio Construction Group. Mr. Kumar graduated BEng in Computer Science from Bangalore University in 2001 and gained an MBA from the University of Cambridge in 2008.

Brian Lum, CFA, is a portfolio manager in the Manager’s International Growth Research Team and became a member of the International Growth Portfolio Construction Group in May 2015. He also Chairs the Manager’s International Smaller Companies Portfolio Construction Group. Mr. Lum joined Baillie Gifford in 2006 and initially worked in the North American and Emerging Markets departments, before spending a number of years focused on investment in smaller companies. He is a CFA Charterholder. Mr. Lum graduated MSci and BA (Hons) in Physics from the University of Cambridge in 2006.

Milena Mileva joined Baillie Gifford in 2009 and is a portfolio manager in the UK Equities Team. She is a member of the Manager’s Pan-European Portfolio Construction Group and a member of the Manager’s International Smaller Companies Portfolio Construction Group. Ms. Mileva graduated BA in Social & Political Science from the University of Cambridge in 2007 and MPhil in Politics from the University of Oxford in 2009.

Steve Vaughan, CFA, joined Baillie Gifford in 2012 and is a portfolio manager in the Smaller Companies Equities Team. Mr. Vaughan is a member of the Manager’s Pan European Smaller Companies Portfolio Construction Group and a member of the Manager’s International Smaller Companies Portfolio Construction Group. He is a CFA Charterholder. Prior to joining Baillie Gifford, Mr. Vaughan was an Officer in the British Army for nine years. He graduated BA (Hons) in Jurisprudence from the University of Oxford in 2001 and MA in International Relations from the University of Exeter in 2012.

Causeway Capital Management LLC (“Causeway”), located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025.

The portfolio managers responsible for management of the Causeway International Small Cap Strategy of the Fund are Arjun Jayaraman, MacDuff Kuhnert, Joe Gubler, and Ryan Myers.

Arjun Jayaraman, PhD, CFA, is head of the quantitative research group at Causeway. He has been a portfolio manager at the Causeway since January 2006. From 2004 to 2005, Dr. Jayaraman was a portfolio manager for quantitative strategies at PanAgora Asset Management. He was the lead portfolio manager of its non-U.S. large cap core equity portfolios and was the co-portfolio manager of its global large cap core equity portfolios. From 2000-2004, Dr. Jayaraman managed similar portfolios at Putnam Investments in addition to working closely with the teams that managed Putnam’s traditional non-U.S. strategies. Dr. Jayaraman has a BA in Economics from Columbia University, a PhD from New York University (Stern School of Business) and is a CFA charterholder.

MacDuff Kuhnert, CFA, is a director of Causeway and performs quantitative research. He joined Causeway in July 2001. His responsibilities include product development, asset allocation, risk management, and the design and implementation of proprietary valuation models and other quantitative tools. From 1996 to July 2001, Mr. Kuhnert worked for HW-MLIM as a quantitative research associate, where he created and developed advanced quantitative models used in the international value investment process. Mr. Kuhnert has a BA in Chemistry from Dartmouth College. He is a CFA charterholder and member of the Los Angeles Society of Financial Analysts and the Los Angeles Quantitative Investment Association.

818

Joe Gubler, CFA, is a director of Causeway and performs quantitative research. He joined Causeway in April 2005. From 2002 to April 2005, Mr. Gubler worked as Director of Engineering for the MonsterTRAK division of Monster.com. He was responsible for a cross functional team that developed, enhanced, and maintained the software that powers the monstertrak.com website. From 1999 to 2002, Mr. Gubler developed database-enabled web applications for a wide range of companies, including the National Academy of Recording Arts and Sciences, the Recording Industry Association of America, Disney, NameSafe.com, and Array Networks. While studying astrophysics at UC San Diego, Mr. Gubler worked as a Graduate Research Assistant in the Jet Propulsion Laboratory’s stellar interferometry group. Mr. Gubler has a BS, cum laude, in Physics from UC Irvine, an MS in Physics from UC San Diego, and an MBA from the UCLA Anderson Graduate School of Management. He is a CFA charterholder.

Ryan Myers is a director of Causeway and performs quantitative research. He joined Causeway in June 2013. From 2010 to 2012, Mr. Myers served as chief investment officer of Iron Castle Asset Management, an investment partnership focused on mid-cap U.S. equities. From 2007 to 2008, Mr. Myers worked as an analyst at Canyon Partners, where he covered the cable, media, telecom and satellite sectors. From 2005 to 2007, Mr. Myers was an associate for Oaktree Capital Management in the distressed opportunities group. Mr. Myers began his professional career in 2003 as an investment banking analyst at Goldman Sachs in the technology, media and telecom group. Mr. Myers earned a BA, magna cum laude, in economics from Harvard University, where he was elected to Phi Beta Kappa. He earned an MBA from the Stanford Graduate School of Business, where he was an Arjay Miller Scholar. Mr. Myers currently serves on the Board of Trustees of the Yosemite Conservancy, an organization dedicated to supporting projects and programs that preserve Yosemite National Park and enrich the visitor experience.

WCM Investment Management, LLC (“WCM”), is located at 281 Brooks Street, Laguna Beach, California 92651. WCM is an independent, money management firm, founded in 1976. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.

Sanjay Ayer, CFA is Portfolio Manager and Business Analyst. Mr. Ayer joined WCM in 2007. He is a member firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Prior to WCM, Mr. Ayer was an Equity Analyst at Morningstar, Inc. in Chicago from 2002 to 2006, where he covered the gaming, cruise and online travel industries.

Gregory S. Ise, CFA is Portfolio Manager and Business Analyst. Mr. Ise joined WCM in 2014. He is a member firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Ise was a Senior International Research Analyst at Rainier Investment Management (“RIM”) from 2012 to 2014, where he helped launch the firm’s first international small cap open-end mutual fund. Prior to RIM, he was a Vice President and Analyst at Allianz Global Investors from 2006 to 2011, where he contributed to the global and international small cap open-end mutual funds.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

819

JNL Multi-Manager Mid Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term total return.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by the Fund investing, under normal circumstances, at least 80% of its total assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid capitalization growth and value strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

Champlain Mid Cap Strategy

Champlain Investment Partners, LLC (“Champlain”) invests mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Champlain Mid Cap Strategy invests in securities of medium-sized companies. Champlain defines a medium-sized company as having a market capitalization of less than $15 billion or is a constituent of the Russell Mid Cap or S&P 400 Indices at the time of initial purchase. Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company’s intrinsic or fair value, Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, Champlain seeks to mitigate company-specific risk by limiting position sizes to 5% of the Champlain Mid Cap Strategy’s total assets at market value. Champlain may sell a security when it reaches the estimate of its fair value or when information about a security invalidates Champlain’s basis for making the investment. Champlain may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Champlain Mid Cap Strategy’s sector weight rules. The Champlain Mid Cap Strategy is broadly diversified and Champlain seeks to create value primarily through favorable stock selection.

ClearBridge Mid Cap Strategy

ClearBridge Investments, LLC (“ClearBridge”) invests in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The ClearBridge Mid Cap Strategy may invest up to 20% of its assets in equity securities of companies other than medium capitalization companies. The ClearBridge Mid Cap Strategy may also invest up to 25% of its net assets in securities of foreign issuers.

The ClearBridge Mid Cap Strategy pursues a disciplined core investment strategy combining in-depth fundamental and quantitative analysis to identify attractive investment candidates. ClearBridge obtains market information about the universe of investment candidates and distills that information to select prospective investments. ClearBridge then establishes market-implied growth and return expectations based on current trading prices and challenges those expectations using their insight and proprietary analysis. In selecting companies, ClearBridge considers:

•	Cash flow generation relative to operating assets and market valuation
•	Earning power relative to operating assets and market valuation
•	Growth prospects relative to company historical growth rates and market expectations
•	Capital allocation discipline
•	Balance sheet strength and dynamics
•	Returns on capital
•	Quality of company management and soundness of strategic plan

While markets are relatively efficient in the long term with economic fundamentals driving asset prices, market inefficiencies often occur, as evidenced by the disproportionate volatility of stock prices relative to publicly available information. ClearBridge believes this disciplined investment process, employing quantitative and fundamental analysis, can help exploit these market inefficiencies.

820

Nuance Mid Cap Value Strategy

Nuance Investments, LLC (“Nuance”) invests in securities of medium-capitalization companies. Nuance defines mid-capitalization companies as companies within the range of the smallest and largest members of the Russell Midcap® Index over the last 12 months. The Nuance Mid Cap Value Strategy primarily invests in equities, including depository receipts, of companies organized or traded in the United States that Nuance believes are high quality, though temporarily out of favor. The Nuance Mid Cap Value Strategy’s investments may also include preferred or convertible preferred stocks. Although the Nuance Mid Cap Value Strategy will invest primarily in U.S. companies, the Nuance Mid Cap Value Strategy may invest up to 15% of its assets in non-U.S. companies that are classified as “developed” by MSCI, Inc. (“MSCI”).

Nuance selects securities for the Nuance Mid Cap Value Strategy by using an extensive quantitative screening and fundamental research process that identifies leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time. Nuance seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to Nuance’s view of intrinsic value. Nuance may sell an investment when it achieves or surpasses Nuance’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond Nuance’s expectations.

Victory Sycamore Mid Cap Strategy

Victory Capital Management Inc., through its investment franchise, Sycamore Capital, (“Victory Capital”) invests in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Value Index. The Victory Sycamore Mid Cap Strategy may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary Receipts (ADRs and GDRs).

As of December 31, 2020, the Russell MidCap® Value Index included companies with approximate market capitalizations between $831.2 million and $51.3 billion. The size of companies in the index changes with market conditions and the composition of the index.

Victory Capital invests in companies that it believes to be high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below Victory Capital’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. Victory Capital may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified or if the fundamentals of the company deteriorate.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Foreign regulatory risk
•	Portfolio turnover risk
•	Financial services risk
•	Sector risk
•	Foreign securities risk
821

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Investment style risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The following individuals are responsible for application of the Fund’s strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

822

The Sub-Advisers to the JNL Multi-Manager Mid Cap Fund are:

Champlain Investment Partners, LLC (“Champlain”) is a registered investment adviser that was formed in 2004 Champlain is an independent, employee-owned asset management firm headquartered in Burlington, Vermont offering both domestic and emerging market investment strategies. Champlain’s portion of the Fund’s portfolio is managed by a team of investment professionals led by Scott Brayman, CFA, who is a co-founder of Champlain.

Mr. Brayman, CFA, has served as Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner of Champlain since September 2004 and has led Champlain’s small and mid cap investment team since such time. Prior to joining Champlain, Mr. Brayman was a Senior Vice President at NL Capital Management, Inc. and served as a Portfolio Manager with Sentinel Advisors, Inc. where he was employed from June 1995 to September 2004. Mr. Brayman graduated cum laude from the University of Delaware with a Bachelor’s Degree in Business Administration. He earned his Chartered Financial Analyst (CFA) designation in 1995 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 36 years of investment experience.

Mr. Bronner, CFA, has been a member of the investment team since April 2010. Prior to joining Champlain, Mr. Bronner was an analyst focusing primarily on the financial services industry at Duff & Phelps Corporation. He was a credit analyst with the commercial lending group at Merchants Bank, a subsidiary of Merchant Bancshares, Inc., before joining Duff & Phelps Corporation. Mr. Bronner graduated magna cum laude from the University of Vermont with a Bachelor of Science in Business Administration. He earned his CFA designation in 2011 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 13 years of investment experience.

Mr. Caligiuri, CFA, joined Champlain in 2008 as an Operations Analyst and moved to the investment team in 2010. His experience includes internships at Sheaffer & Roland Consulting Engineers as a business operations analyst and Sopher Investment Management as a research assistant. Mr. Caligiuri graduated from Saint Michael’s College with a Bachelor of Arts in Philosophy. He earned his CFA designation in 2015 and is a member of the CFA Institute and the Vermont CFA Society. He has more than 12 years of investment experience.

Mr. Farley has been a member of the investment team since August 2014. Prior to joining Champlain, Mr. Farley was a founder and portfolio manager of Kelvingrove Partners, LLC, an investment management firm focused on technology, media, and telecommunications, where he was employed from 2008 to 2013. His investment management career began at Private Capital Management, where he was the managing director of investment research and a portfolio manager. Mr. Farley spent over 10 years as a securities analyst on Wall Street, and held senior investment research and management roles at Morgan Stanley, Donaldson Lufkin & Jenrette, and UBS. He began his career as a market analyst with AT&T. Mr. Farley earned Masters and Bachelor of Arts degrees from the University at Albany, State University of New York. He has more than 27 years of investment experience.

Mr. Hallisey has been a member of the investment team of Champlain since August 2016. Prior to joining Champlain, Mr. Hallisey was a member of Fidelity’s fund manager due diligence team. Mr. Hallisey’s experience includes coverage of the small and mid cap health care sector at BlackRock, Sirios Capital, and John Hancock Funds. Mr. Hallisey graduated from Saint Michael’s College with a Bachelor of Science in Business Administration and earned his MBA from Babson College. He has more than 27 years of investment experience.

ClearBridge Investments, LLC (“ClearBridge”) has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that manages U.S. and international equity investment strategies for institutional and individual investors. ClearBridge has been committed to delivering long-term results through active management for more than 50 years, and bases its investment decisions on fundamental research and the insights of seasoned portfolio management teams.

The portfolio managers responsible for management of the Portfolio are Brian Angerame and Derek Deutsch, CFA.

Mr. Angerame is a Managing Director and Portfolio Manager of ClearBridge and has 26 years of industry experience. Mr. Angerame joined a predecessor to the sub-adviser in 2000.

Mr. Lilling is a Director and Portfolio Manager of ClearBridge and has 14 years of industry experience. He joined ClearBridge in 2010.

Nuance Investments, LLC (“Nuance”) is located at 4900 Main Street, Suite 220, Kansas City, Missouri 64112. Established in 2008, Nuance is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions.

The portfolio managers responsible for management of the Nuance Mid Cap Value Strategy are Scott A. Moore, Chad Baumler, and Darren Schryer.

Scott A. Moore, CFA, is President and Co-Chief Investment Officer of Nuance. He is the co-portfolio manager responsible for the day-to-day management of Nuance’s Mid Cap Value Strategy. Mr. Moore has managed Nuance’s Mid Cap Value Strategy since its inception in November 2008.

823

Chad Baumler, CFA, is Vice President and Co-Chief Investment Officer at Nuance. He is the co-portfolio manager responsible for the day-to-day management of Nuance’s Mid Cap Value Strategy. Mr. Baumler has managed Nuance’s Mid Cap Value Strategy since June 2014.

Darren Schryer, CFA, CPA, is an Associate Portfolio Manager at Nuance, and responsible for the day-to-day management of Nuance’s Mid Cap Value Strategy. Mr. Schryer has been a member of the investment team at Nuance since May 2016 and a member of the portfolio management team since December 2019.

Victory Capital Management Inc. (“Victory Capital”) is registered as an investment adviser with the SEC and is located at 15935 La Cantera Parkway, San Antonio, Texas 78256. Victory Capital is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Sycamore Capital is the investment franchise responsible for management of Victory Capital’s portion of the Fund. The portfolio managers listed below are members of Victory Capital’s Sycamore Capital investment franchise.

Mr. Miller is Chief Investment Officer of Sycamore Capital and has been associated with Victory Capital since 1987. Mr. Miller began his investment career in 1987 and earned a B.B.A. from the University of Cincinnati and an M.B.A. from Xavier University.

Mr. Graff has been associated with Victory Capital since 2001. Mr. Graff began his investment career in 1994. He earned a B.B.A. from Cleveland State University and a M.A. from St. Louis University and is a CFA charterholder.

Mr. Conners has been associated with Victory Capital since 1999. Mr. Conners began his investment career in 1994 and earned a B.S. from the College of Mount St. Joseph and an M.B.A. from Xavier University.

Mr. Albers has been associated with Victory Capital since 2005. Mr. Albers began his investment career in 1997. He earned a B.S. and a M.S. from the University of Wisconsin and is a CFA charterholder.

Mr. Rodarte has been associated with Victory Capital since 2006. Mr. Rodarte began his investment career in 2006. He earned a B.B.A. from Ohio University and is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020 and the Fund’s Annual Report for the period ended December 31, 2018.

824

JNL Multi-Manager Small Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Companies with similar characteristics may be grouped together in broad categories called sectors. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

GIM Small Cap Advantage and Small Cap Select Strategies

Granahan Investment Management, Inc. (“GIM”) constructs the Small Cap Advantage strategy by blending two of their unique strategies, Small Cap Focused Growth strategy and Small Cap Discoveries strategy.

Within Small Cap Advantage strategy, the blended strategies utilize rigorous bottom-up fundamental research. GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved through a select portfolio of smaller companies that are poised to grow at 15% or more. Fundamental company analysis is subsequently combined with a strict valuation discipline centered on a stock’s expected return and risk/reward, with particular emphasis on minimizing the downside of the risk/reward equation. Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies that have strong balance sheets, large open-ended opportunities, a favorable competitive landscape, and products or services providing a significant value proposition to the customer.

The Small Cap Discoveries strategy is based in the belief that the small/micro-capitalization market is an inefficient segment of the overall market with a skewed distribution of returns where a small but meaningful number of high-performing stocks drive the return of the benchmark. These high-performing stocks range from hyper-growth companies to companies that have sorely disappointed investors in the past. GIM’s disciplined, fundamental, bottom-up research process identifies strong earnings growth potential in companies that may or may not have a history of strong growth. The end result is a portfolio with the optimum combination of emerging growth prospects and stocks of well-positioned companies struggling under negative sentiment that together may achieve excess returns while limiting losses. In-depth company research combined with tools to gauge market sentiment results in a portfolio of stocks representing innovative emerging growth companies coupled with stocks of companies with unrecognized growth.

The Small Cap Select strategy takes a diversified approach to growth by seeking companies that can either sustain growth for an extended time, or materially accelerate their growth rate over the near to medium term. The strategy believes that this approach expands the investment opportunity set, diversifies the sources of alpha, and mitigates risk.

As part of a disciplined portfolio construction process, at GIM, every company in the portfolio is placed into one of three investment categories: Core Growth, Pioneer and Special Situation. These LifeCycle categories each have different performance drivers so provide true diversification and help mitigate risk in the portfolio.

825

Victory RS Investments Custom Growth Strategy

Victory Capital Management Inc., through its investment franchise, RS Investments (“Victory Capital”), sub-advises a portion of the Fund. The Victory RS Investments Custom Growth Strategy by investing principally in small- and mid-capitalization companies. The Victory RS Investments Custom Growth Strategy typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).

Victory Capital considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $15.5 billion, based on the size of the largest company in the Index on December 31, 2020), whichever is greater. The size of the companies in an index changes with market conditions and the composition of the index.

Victory Capital considers a company to be a mid-capitalization company if its market capitalization (at the time of purchase) is at least that of a small-capitalization company (as defined above) and less than $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $30.6 billion, based on the size of the largest company in the Index on December 31, 2020), whichever is greater. The size of the companies in an index changes with market conditions and the composition of the index. The strategy may hold investments in companies whose market capitalizations fall outside of the preceding parameters due to changes in values of those companies after the purchase.

Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

Victory Capital regularly reviews its investments and will sell securities when it believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with Victory Capital’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

As a result of Victory Capital’s investment process, its investments may be focused in one or more economic sectors from time to time, including the information technology sector.

Kayne Anderson Rudnick Small Cap Growth and Small-Mid Cap Growth Strategies

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) constructs the Small Cap Growth strategy by investing in common stocks of small market capitalization companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies determined by KAR to have a sustainable competitive advantage and the ability to grow over an extended period of time. Although the strategy invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.

As of the date of this Prospectus, KAR considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000 Growth Index on a rolling three-year basis.

Although the strategy invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.

The Small-Mid Cap Growth strategy invests in common stocks of small and mid-market capitalization companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies determined by KAR to have a sustainable competitive advantage and the ability to grow over an extended period of time. Although the strategy invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.

KAR considers small and mid-market capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2500 Growth Index on a rolling three-year basis.

KAR’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding for new holdings that KAR deems more attractive.

826

WCM Small Cap Growth Strategy

WCM Investment Management, LLC (“WCM”) sub-advises a portion of the Fund. WCM constructs the WCM Small Cap Growth Strategy by investing principally in small-capitalization companies.

WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Russell 2000 Growth Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies which the Fund invests may vary with market conditions.   As of December 31, 2020, the Russell 2000 Growth Index included companies with approximate market capitalizations between $43 million and $15.47 billion.   The size of companies in the index changes with market conditions and the composition of the index.

The WCM Small Cap Growth Strategy primarily invests in equity securities of U.S. companies but may also invest any portion of its assets in REITs, foreign securities, including American and Global Depositary Receipts (ADRs and GDRs).

WCM employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce significant, long-term excess return.

WCM’s investment process examines four key governing components:

•	Corporate Performance – reviewing the operating history of the company, understanding of management’s skill set, the company’s core competency, the culture and their ability to evolve.
•	Systematic Effects – evaluating the macro factors affecting the business, their position in the market and looking to gain an understanding of the key drivers of the business.
•	Sustainability – looking for economic moats to protect the margins and allow the company to beat the return fade by measuring how the company can protect its margins and continue to reinvest cash flows.
•	Intrinsic Value – determining the value of the company versus how the market values the company.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile. The Fund may invest in securities and other financial instruments of companies of any market capitalization. The Fund may invest in securities and other financial instruments available in and which have exposure to both U.S. and non-U.S. markets, including emerging markets, which can be U.S. dollar-denominated or non-U.S. dollar-denominated and may be currency hedged or un-hedged.

The Fund may invest in a variety of equity securities, including common stock, preferred stock, rights and warrants to purchase common stock, depositary receipts, securities convertible into common and preferred stock and non-convertible preferred stock.

The Fund may invest in other pooled investment vehicles, including other investment companies, European registered investment funds (“UCITS”), real estate investment trusts (“REITs”), private investment funds, and partnership interests, including master limited partnerships (“MLPs”). A private investment fund is a type of financial investment company that is generally exempt from federal securities regulations and laws and has either less than 100 investors or where its member investors have substantial funds invested elsewhere.

Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. The Fund may invest in derivative instruments that combine features of these instruments or are developed from time to time. The Fund expects to utilize contracts for difference, swap agreements and other derivative instruments to maintain a significant portion of its long and short positions. The Fund may seek to gain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as repurchase agreements, reverse repurchase agreements or dollar rolls). The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective

827

for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Investment style risk
•	Allocation risk
•	Information technology sector risk
•	Securities lending risk
•	Depositary receipts risk
•	Foreign regulatory risk
•	Portfolio turnover risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The following individuals are responsible for application of the Fund’s strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

828

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager Small Cap Growth Fund are:

Granahan Investment Management, Inc. (“GIM”) is located at 404 Wyman St., Suite 460, Waltham MA 02451.

Gary Hatton, CFA, is co-Founder and Senior Managing Director of GIM. As a portfolio manager, Mr. Hatton is responsible for GIM’s emerging growth strategy and a portion of the small cap and SMID-cap portfolios. His research expertise is in the Medical and Biotechnology sectors, as well as Industrials. Prior to joining GIM in 1985, Mr. Hatton was an Equities Analyst at Eaton Vance Management in Boston. Mr. Hatton received his MS in Finance from the University of Wisconsin at Madison, and his BS from University of Rhode Island. Mr. Hatton holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

Andrew L. Beja, CFA, is a Senior Vice President and Managing Director of GIM. Mr. Beja is the Portfolio Manager of the GIM Small Cap Focused Growth strategy, and he also manages a portion of the multi-managed portfolios. Mr. Beja joined GIM at the end of 2011 as a Portfolio Manager. Mr. Beja has 30 years industry experience, primarily in the small and SMID cap sector of the market. He manages the GIM Small Cap Focused Growth product, as well as a portion of the small cap and SMID-cap portfolios. Mr. Beja’s research coverage includes Internet, Software and Business Services, as well as Consumer. From 2000 to 2011, Mr. Beja was with Lee Munder Capital Group in Boston, a firm he co-founded and where he managed several small and SMID cap growth equity products. In 2007, he started the Focused Growth product that he continues to manage at GIM. Prior to Lee Munder, Mr. Beja was a portfolio manager with Standish, Ayer & Wood. Before moving to the buy-side, Mr. Beja was an equities analyst for Advest. Mr. Beja received his BA from Miami University. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Security Analysts Society.

David Rose, CFA, is a Senior Vice President, Chief Investment Officer, and a Managing Director of GIM. Mr. Rose is the portfolio manager for GIM’s Small Cap Select, SMID-Select and MidCap Select strategies, as well as overseeing a portion of the multi-managed Small Cap and SMID-Cap portfolios. Mr. Rose joined GIM in 2015 and has over 20 years industry experience, including as a portfolio manager for several highly ranked equity funds. Prior to joining GIM, most recently Mr. Rose was a partner with Furey Research Partners in Boston, where he conducted small cap equity research for use by the firm’s investment manager clients. Prior to his work at Furey Research, Mr. Rose spent much of his career as a portfolio manager with American Century Investments in Kansas City, MO, before moving to Pyramis Global Advisors in Smithfield, RI to manage a new mid-cap fund. Mr. Rose received his MS in Finance from the University of Wisconsin at Madison, and his BS in Business Administration from Washington University in St. Louis, MO. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

Jeffrey A. Harrison, CFA, is a Senior Vice President and Managing Director of GIM. Mr. Harrison is a portfolio manager/analyst for the multi-managed Small Cap and SMID-Cap portfolios. Mr. Harrison came to GIM in 2015 with 18 years industry experience specializing in small cap equities, with the last 11 years as a portfolio manager. Mr. Harrison has spent much of his career as portfolio manager on a diversified small cap growth equity fund with Wells Capital Management and its predecessor companies in Richmond, VA. Mr. Harrison has extensive fundamental research experience across industries with specific expertise in the healthcare and financial services sectors. Mr. Harrison received his MBA in Finance from the College of William & Mary, and his BA from Hampden-Sydney College in Virginia. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as sub-adviser to mutual funds and as investment adviser to institutions and individuals.

Todd Beiley, CFA, is a portfolio manager and senior research analyst at KAR with primary research responsibilities for the small- and mid-capitalization financials and producer durables sectors. Before joining KAR in 2002, he worked as an associate analyst in equity research at Prudential Securities and before that was an equity research associate at RNC Capital Management. Mr. Beiley earned a B.S. in Finance from Northern Arizona University and an M.B.A. from the University of Southern California. He is a CFA (Chartered Financial Analyst) charterholder and has been working in the investment industry since 1999.

829

Jon Christensen, CFA, is a portfolio manager and senior research analyst at KAR with primary research responsibilities for the small- and mid-capitalization health care sector. Before joining KAR in 2001, Mr. Christensen was a portfolio manager and senior research analyst for Doheny Asset Management. Mr. Christensen earned a B.S. in mathematics/applied science from the University of California, Los Angeles, and an M.B.A. from the California State University, Long Beach. He is a CFA (Chartered Financial Analyst) charterholder. He began working in the investment industry in 1995.

Julie Biel, CFA, is a portfolio manager and senior research analyst at KAR with primary research responsibilities for the small- and mid-capitalization technology sector. Before joining KAR in 2013, Ms. Biel worked as an equity research associate at Imperial Capital and before that an equity research associate at Merrill Lynch. Ms. Biel earned a B.A. in economics and psychology from New York University, and an M.B.A from the University of California, Los Angeles. She is a CFA (Chartered Financial Analyst) charterholder and has been working in the investment industry since 2008.

Victory Capital Management Inc. (“Victory Capital”) is registered as an investment adviser with the SEC and is located at 15935 La Cantera Parkway, San Antonio, Texas 78256. Victory Capital is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investments is the investment franchise responsible for management of Victory Capital’s portion of the Fund. The portfolio managers listed below are members of Victory Capital’s RS Investments investment franchise.

D. Scott Tracy is the Chief Investment Officer of the RS Growth Team, which became a part of Victory Capital in 2016. Mr. Tracy has co-managed the Victory RS Investments Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 2015. His focus is on the financial, energy, and materials and processing sectors of the portfolio. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy holds a BA in history from Trinity College and an MBA from the University of California at Berkeley. Mr. Tracy is a CFA charterholder.

Stephen J. Bishop has been a co-portfolio manager of the Victory RS Investments Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 2015. Since 2007, Mr. Bishop has been a co-portfolio manager on the RS Growth Team, which became a part of Victory Capital in 2016. He joined RS Investments in 1996 as a research analyst primarily covering the technology sector, which remains his area of focus today. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of DeanWitter Reynolds, Inc., for two years. He has more than 20 years of investment experience. Mr. Bishop holds a BA in economics from the University of Notre Dame and an MBA from Harvard Business School.

Melissa Chadwick-Dunn has been a co-portfolio manager of the Victory RS Investments Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 2015. Since 2007, Ms. Chadwick-Dunn has been a co-portfolio manager on the RS Growth Team, which became a part of Victory Capital in 2016. Her primary focus is on the healthcare sector of the portfolio. Before joining RS Investments in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Ms. Chadwick-Dunn holds a BA in economics, an MA in international relations from the University of Chicago and an MBA from the Wharton School of the University of Pennsylvania.

Christopher W. Clark has been a co-portfolio manager of the Victory RS Investments Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since September 2015. Since 2014, Mr. Clark has been a co-portfolio manager on the RS Growth Team, which became a part of Victory Capital in 2016. Mr. Clark joined the RS Growth Team as an analyst in 2007; his focus is on the healthcare sector of the portfolio. Before joining RS Investments in 2007, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the healthcare sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a BA in economics from the University of Virginia. Mr. Clark is a CFA charterholder.

Paul Leung has been a co-portfolio manager of the Victory RS Investments Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since May 2018. Since 2012, Mr. Leung has been an analyst with the RS Growth Team, which became a part of Victory Capital in 2016. His focus is on the technology and utilities sectors of the portfolio. Prior to joining RS Investments, he worked as a senior investment analyst at Ashfield Capital Partners where he focused on the technology sector. Previously, he held research and financial analyst positions at Sterling Johnston Capital Management, from 2002 to 2010, and Citigroup, from 1999 to 2001. Mr. Leung holds a BS in applied economics and business management from Cornell University. Mr. Leung is a CFA charterholder.

WCM Investment Management, LLC (“WCM”), is located at 281 Brooks Street, Laguna Beach, California 92651. WCM is an independent, money management firm, founded in 1976. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.

830

The portfolio managers responsible for management of the WCM Small Cap Growth Strategy of the Fund are John Rackers and Chad E. Hoffman.

Mr. Rackers joined WCM in 2018; as a member of the Investment Strategy Group for WCM’s domestic US growth strategies, his primary responsibilities are portfolio management and equity research. Mr. Rackers has 27 years of industry experience, most recently serving as lead portfolio manager for the Small-Cap Growth and SMID-Cap Growth strategies at Kennedy Capital Management and, earlier, at Missouri Valley Partners. Earlier still, he was a founding partner at Pearl Street Capital, where he managed a sector-focused long/short fund. Mr. Rackers received his M.B.A. in Finance from the University of Notre Dame (Indiana), and his B.S. in Finance from the University of Missouri.

Mr. Hoffman joined WCM in 2018; as a member of the Investment Strategy Group for WCM’s domestic US growth strategies, his primary responsibilities are portfolio management and equity research. Mr. Hoffman has 20 years of industry experience, most recently serving as Assistant Portfolio Manager for the Small-Cap Growth and SMID-Cap Growth strategies at Kennedy Capital Management and, earlier, at Missouri Valley Partners. He graduated Summa Cum Laude from Saint Louis University (Missouri) with a B.S. in Finance.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

831

JNL Multi-Manager Small Cap Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term total return.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by the Fund investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies, sometimes referred to as “sleeves,” managed by five unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve’s objective.

Congress Small Cap Value Strategy

Congress Asset Management Company, LLP (“Congress”) constructs the Small Cap Value Strategy by investing in the common stocks of small capitalization (“small-cap”) companies.

The Small Cap Value Strategy market capitalization range is generally within the range of the Russell 2000 Value Index (between approximately $50 million and $15 billion as of December 31, 2020) at the time of purchase. The market capitalization range is expected to change over time.

Congress generally constructs the strategy to consist of 70-110 companies. The Small Cap Value Strategy is predominantly focused on investing in companies domiciled within the United States. The strategy can invest in foreign securities, primarily through American Depositary Receipts (“ADRs”) and the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges. Investments in ADRs are generally less than 10%.

The strategy focuses on opportunities that Congress believes have significant upside potential, emphasizing a combination of both valuation and earnings power. Congress employs a fundamental, bottom-up investment approach that includes both financial modeling and qualitative analysis. The financial model is used to seek to develop an understanding of a company’s operating dynamics including the company’s financials, margins and growth rates. Qualitative analysis is focused on researching the key drivers of the business. Company specific research is complemented with a sector profile to focus on the key catalysts driving sector dynamics. A stock may be sold, among other reasons, if Congress believes that the company’s cumulative valuation and earnings upside potential approaches fair value, better opportunities exist, the company experiences fundamental deterioration, or the market capitalization rises above a targeted range.

Cooke & Bieler Small Cap Value Equity Strategy

Cooke & Bieler, L.P. (“C&B”) constructs the Small Cap Value Equity Strategy by investing in the common stocks of small capitalization (“small-cap”) companies.

C&B invests principally in small-capitalization companies, which are defined as having market capitalizations within the market capitalization range of the constituents of Russell 2000® Index at the time of purchase. As of December 31, 2020, the Index had a market capitalization range of $43 million to $15.47 billion.

C&B manages a relatively focused portfolio of typically 40 to 60 companies that enables C&B to provide adequate diversification while allowing the portfolio to behave differently than the market.

C&B selects securities for the strategy based on an analysis of a company’s financial characteristics and an assessment of the quality of a company’s management. In selecting a company, C&B considers criteria such as return on equity, balance sheet strength, industry leadership and cash flow projections. C&B further narrows the universe of acceptable investments by undertaking intensive research including interviews with a company’s top management, customers and suppliers. C&B believes their assessment of business quality and emphasis on valuation will protect the strategy’s assets in down markets, while their insistence on strength in leadership, financial condition and cash flow will produce competitive results in all but the most speculative markets. C&B regularly reviews the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or C&B has identified a more attractive investment opportunity.

832

WCM Small Cap Value Strategy

WCM Investment Management (“WCM”) constructs the Small Cap Value Strategy by investing in the common stocks of small capitalization (“small-cap”) companies that WCM believes are undervalued. WCM considers small capitalization companies to be companies within the market capitalization range of the constituents of the Russell 2000 Index (between approximately $43 million and $15.47 billion as of December 31, 2020). Investments in companies that move outside the capitalization range may continue to be held by the Small Cap Value Strategy at WCM’s discretion.

WCM generally constructs the strategy to consist of 25-40 companies. WCM typically selects shareholder-friendly companies with a durable competitive advantage that are trading at a discount to intrinsic value. Characteristics of these companies include sustained, high returns on invested capital, consistent free cash flow generation, and impressive compounding of net book value over time.

Reinhart Genesis PMV Strategy

Reinhart Partners, Inc. (“Reinhart”) constructs the Reinhart Genesis PMV Strategy by investing in equity securities issued by small-capitalization (“small-cap”) companies. Reinhart considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500TM Index as of the date it was last reconstituted. The market capitalizations within the Index vary, but as of December 31, 2020, they ranged from approximately $94.8 million to $11.5 billion.

Private Market Value (“PMV”) is Reinhart’s proprietary methodology for determining a company’s true intrinsic value. PMV is what an acquirer would be willing to pay for the entire company (per share).

Reinhart employs a four-step equity management process to identify and manage a portfolio of 35-45 stocks.

•	First, Reinhart looks for companies with symptoms of success such as: consistent positive cash flow from operations and strong returns on equity, assets, and invested capital.
•	Second, Reinhart further narrows its universe by applying a series of initial valuation measures. Companies that make it through these first two steps are then subjected to intensive fundamental analysis.
•	Third, Reinhart seeks companies with durable competitive advantages. This may be the low-cost producer, maintain a dominating brand or serve a niche. Reinhart evaluates the company’s business model in order to understand the value and sustainability of its competitive position.
•	The last step is to assign an independent, objective valuation to the enterprise. Reinhart does this through a private market valuation discipline. Actual takeover transactions are reviewed, and the corresponding, appropriate valuation multiples are applied to each security being analyzed. New securities are purchased if the price is at a discount of 30% or more to its private market valuation.

Stocks are sold when they reach their PMV. The gap between price and PMV serves as an objective basis to trim or add to existing holdings.

Reinhart may invest up to 20% of its net assets in securities of foreign issuers, real estate investment trusts (“REITs”) and securities of other investment companies, including exchange-traded funds (“ETFs”). Reinhart’s investment in other investment companies and ETFs will be within the limits of the Investment Company Act of 1940, as amended. Reinhart’s investments in foreign securities may include American depositary receipts (“ADRs”).

ETFs are investment companies and investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s/strategy’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

River Road Small-Mid Cap Value II (SMID II) Strategy

River Road Asset Management, LLC (“River Road”) constructs the Small-Mid Cap Value II (SMID II) Strategy by investing primarily in equity securities of small- and mid-capitalization companies that River Road believes are undervalued. The market capitalizations within the SMID II Strategy may vary but they generally range from approximately $500 million to $10 billion at the time of initial purchase. This capitalization range will change over time. The SMID II Strategy may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. The SMID II Strategy may also invest in companies of other market capitalizations, real estate investment trusts (REITs), BDC-RICs, convertible securities, and foreign stocks.

833

River Road’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to generate attractive, sustainable, low volatility returns over the long term, with an emphasis on minimizing downside portfolio risk. River Road builds portfolios in house, from the bottom up, making security-specific research central to River Road’s process. At the core of River Road’s Absolute Value® approach is a systematic method for assessing the ‘risk-to-reward’ characteristics of an investment. The goal of the research process is to formulate two outputs from which an investment decision is made – conviction rating (risk) and discount to value (reward). A stock’s conviction rating combined with its discount to value determine not only whether the stock qualifies for investment, but also how the stock will be sized within a portfolio. River Road employs a balanced approach to diversification and a structured sell discipline that seeks to reduce portfolio volatility and the risk of permanent loss of capital.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Equity securities risk
•	Company risk
•	Issuer risk
•	Mid-capitalization and small-capitalization investing risk
•	Investment style risk
•	Allocation risk
•	Securities lending risk
•	Foreign regulatory risk
•	Depositary receipts risk
•	Foreign securities risk
•	Managed portfolio risk
•	Real estate investment risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Convertible securities risk
•	Cybersecurity risk
•	Exchange-traded funds investing risk
•	Expense risk
•	Investment in other investment companies risk
•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
834

•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The following individuals are responsible for application of the Fund’s strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager Small Cap Value Fund are:

Congress Asset Management Company, LLP (“Congress”) is located at 2 Seaport Lane, Boston, Massachusetts 02210. Congress was founded in 1985 and serves as an investment adviser to registered investment companies, high net worth individuals and institutions.

Jeff Kerrigan is the Portfolio Manager for the Congress Small Cap Value Strategy. He has over 22 years of investment management and research experience. Prior to joining Congress in 2017, Mr. Kerrigan was a Partner and Portfolio Manager at Century Capital Management, LLC from 2014 to 2017. Previously, Mr. Kerrigan was a Portfolio Manager and Chief Investment Officer at Haber Trilix and a Portfolio Manager with Gartmore Group, Fidelity Management & Research, and Fleet Investment Advisors. He was also an Equity Analyst with Putnam Investment Management. Mr. Kerrigan earned his Bachelor’s and Master’s degrees in Economics from Boston University. He is a CFA charterholder and a member of the CFA Society, Boston.

Cooke & Bieler, L.P. (“C&B”), a registered investment adviser is located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103. Founded in 1949, the firm provides investment management services to corporations, foundations, endowments, pension and profit sharing plans.

Steve Lyons, CFA, Partner, Analyst/Portfolio Manager. Mr. Lyons earned his undergraduate degree in Finance with honors from Arizona State University. He worked in the investment services industry specializing in private equity and business valuation before returning to business school. He received his MBA with honors from the University of Chicago. After working as a summer intern in 2005, Mr. Lyons joined C&B upon his graduation the following year.

835

Michael Meyer, CFA, Partner, Analyst/Portfolio Manager. Mr. Meyer earned his undergraduate degree in Economics from Davidson College, graduating cum laude with distinction. In 1993, following four years at Sterling Capital Management as an equity analyst and head equity trader, Mr. Meyer earned his MBA in Finance from the Wharton School of Business and joined C&B.

Edward O’Connor, CFA, Partner, Analyst/Portfolio Manager. Mr. O’Connor graduated cum laude with honors in Economics and Philosophy from Colgate University. He served as a U.S. diplomat in Cuba and Guatemala prior to receiving his MBA with concentrations in Finance and International Business in 1999 from the University of Chicago. He then joined Cambiar Investors in Denver, Colorado where he worked for three years before joining Cooke & Bieler in 2002.

R. James O’Neil, CFA, Partner, Analyst/Portfolio Manager. Mr. O’Neil received his undergraduate degree in Economics from Colby College, graduating cum laude with distinction. He was an Investment Officer in the Capital Markets Department at Mellon Bank for three years before entering Harvard Business School to earn his MBA. He served as a summer intern in 1987, joining C&B upon his graduation the following year.

Mehul Trivedi, CFA, Partner, Analyst/Portfolio Manager. Mr. Trivedi graduated magna cum laude with dual degrees in both Economics and International Relations from the University of Pennsylvania. After working as a fixed-income analyst at Blackrock Financial Management and then as a product manager at PNC Asset Management, Mr. Trivedi earned his MBA from the Wharton School of Business, serving as a summer intern at C&B in 1997 and joining the firm upon his graduation in 1998.

William Weber, CFA, Partner, Analyst/Portfolio Manager. Mr. Weber graduated magna cum laude from Villanova University in 2002 with dual degrees in Finance and English. He then worked at C&B for six years in various roles including marketing, operations and research support, before earning his MBA with honors from the University of Chicago Booth School of Business in 2010. While at Booth, Mr. Weber interned at T. Rowe Price Associates as an equity research analyst. He returned to C&B in 2010.

Andrew Armstrong, CFA, Partner, Analyst/Portfolio Manager. Mr. Armstrong earned his undergraduate degree in Economics from the University of Pennsylvania. He worked as an Associate at C&B for three years before joining Hotchkis & Wiley Capital Management as an investment analyst in 2011. Andrew returned to C&B in 2014.

Wesley Lim, CFA, Principal, Analyst/Portfolio Manager. Mr. Lim earned his BS in Physics and MS in Management Sciences and Engineering from Stanford University. He worked in various capacities for the Government of Singapore prior to receiving his MBA from the Wharton School of Business. After working as a summer intern in 2017, Mr. Lim joined C&B in August 2018.

Reinhart Partners, Inc. (“Reinhart”), is located at 1500 West Market Street, Suite 100, Mequon, Wisconsin 53092. Established in 1991, Reinhart is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions.

The portfolio managers responsible for management of the Reinhart Genesis PMV Strategy of the Fund are Matthew Martinek, CFA and Brent Jesko.

Mr. Martinek joined Reinhart in 2010 as a Senior Analyst and was promoted to Portfolio Manager in 2011. Mr. Martinek has 14 years of investment experience as a small and mid-cap analyst for value-focused investment managers. Prior to joining Reinhart, Mr. Martinek was an Associate Analyst with T. Rowe Price, primarily focused on the Small Cap Value strategy. Mr. Martinek has a BBA in Accounting and Finance from the University of Wisconsin-Madison, where he was a member of the Applied Security Analysis Program. He also received an MBA from Columbia Business School, where he was a member of the Applied Value Investing program. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

Mr. Jesko joined Reinhart as Lead Portfolio Manager and Principal in 2000. Prior to joining Reinhart, Mr. Jesko learned the Private Market Value investment philosophy under Dick Weiss at Strong Funds from 1995-2000. He was promoted to Associate Portfolio Manager for mid and small cap portfolios in 1998. In 1994, he interned at Goldman Sachs Asset Management, L.P. in New York City. He began his career in the Financial Industry in 1990 as a Commercial Credit Analyst for NationsBank in Dallas, TX. Mr. Jesko graduated Magna Cum Laude from Texas A&M University with a degree in Business administration. He went on to graduate with Highest Honors with an MBA from University of Chicago in 1995.

River Road Asset Management, LLC (“River Road”), Meidinger Tower, 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202, was founded in 2005. River Road is indirectly majority owned by Affiliated Managers Group, Inc., and members of River Road’s senior management team hold a substantial minority equity interest in the firm.

J. Justin Akin serves as portfolio manager for River Road’s Small Cap Value and Small-Mid Cap Value Portfolios. He previously served as Senior Equity Analyst for River Road. Prior to joining River Road in 2005, Mr. Akin worked with the firm’s founders at Commonwealth SMC as Equity Research Analyst for the Small Cap Value and Dividend All-Cap Value Portfolios. Mr. Akin earned a B.S. in Economics from Centre College. Mr. Akin is a member of the CFA Institute and CFA Society Louisville.

836

R. Andrew Beck serves as Chief Executive Officer for River Road. Additionally, he is portfolio manager for River Road’s Small Cap Value, Small-Mid Cap Value, and Focused Absolute Value® Portfolios. Prior to co-founding River Road in 2005, Mr. Beck served as Senior Research Analyst and, later, Senior Vice President and Portfolio Manager for SMC Capital Inc. (Commonwealth SMC). Mr. Beck earned a B.S. in Finance from the University of Louisville and an M.B.A. from the F.W. Olin School at Babson College.

James C. Shircliff, CFA serves as a portfolio manager for River Road’s Small Cap Value and Small-Mid Cap Value Portfolios. He previously served as the firm’s Chief Investment Officer and a portfolio manager for River Road’s Dividend All-Cap Value Portfolios. Prior to co-founding River Road in 2005, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital Inc. (Commonwealth SMC). Mr. Shircliff began his career in 1973 as Research Analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Co. as Special Situations Analyst and, later, Oppenheimer’s Target Fund as Portfolio Manager. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital Inc., where he launched River Road’s Small Cap Value and Dividend All-Cap Value Portfolios. Mr. Shircliff graduated from the University of Louisville with a B.S. in Finance. He earned the Chartered Financial Analyst® designation in 1978 and is a member of the CFA Institute and CFA Society Louisville.

WCM Investment Management, LLC (“WCM”), is located at 281 Brooks Street, Laguna Beach, California 92651. WCM is an independent, money management firm, founded in 1976. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.

Jon Detter, Portfolio Manager and Business Analyst of WCM. Mr. Detter joined WCM in 2016 as a member of the Investment Strategy Group for its domestic, fundamental value strategies. Mr. Detter’s primary responsibilities are portfolio management and equity research. His career in investments and valuation includes his role as principal at Opus Capital Management, where he was one of three portfolio managers on the Opus Small-Cap Value flagship product, as well as a founder of, and portfolio manager for, the Focused Small Cap product. Previously, Mr. Detter held positions at Valuation Research Corporation and Arthur Andersen LLP, performing valuation work for public and private companies, primarily with respect to equity and option valuations, purchase price allocations, intangible assets and asset impairment testing. Mr. Detter graduated magna cum laude from Xavier University with a B.S.B.A. in Finance. He is also a CFA charterholder.

Anthony Glickhouse, Portfolio Manager and Business Analyst of WCM. Mr. Glickhouse joined WCM in 2016 as a member of the Investment Strategy Group for its domestic, fundamental value strategies. Mr. Glickhouse’s primary responsibilities are portfolio management and equity research. His industry experience includes a position at Opus Capital Management, where he was a research analyst on the Opus Small-Cap Value flagship product, as well as a founder of, and portfolio manager for, the Focused Small Cap product. Previously, Mr. Glickhouse held positions at The Private Client Reserve of U.S. Bank, where he conducted economic/capital market research and detailed asset allocation analysis, and at Renaissance Investment Management, where he performed operations and security analysis duties. Mr. Glickhouse graduated from Miami University with a B.S. in Finance. He is also a CFA charterholder.

Patrick F. McGee, Portfolio Manager and Business Analyst of WCM. Mr. McGee joined WCM in 2016 as a member of the Investment Strategy Group for its domestic, fundamental value strategies. Mr. McGee’s primary responsibilities are portfolio management and equity research. His industry experience includes a position at Opus Capital Management, where he was a research analyst on the Opus Small-Cap Value flagship product, as well as a founder of, and portfolio manager for, the Focused Small Cap product. Previously, Mr. McGee held the Associate Analyst position at Avondale Partners LLC, where he assisted in research. Earlier still, Mr. McGee worked as a senior consultant at Ernst & Young LLP, where he established the Los Angeles office’s Fraud Investigation and Dispute Services practice. Mr. McGee earned his B.B.A. in Finance and Public Policy from the College of William & Mary (Virginia), and his M.B.A. from the University of Virginia. He is also a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

837

JNL iShares Tactical Moderate Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act. Such list of ETFs will be provided by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”).

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund’s tactical allocation ranges.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	40%	20%	60%
Fixed Income*	60%	40%	80%
Alternative Assets and Strategies	0%	0%	15%

*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

838

•	Exchange-traded funds investing risk
•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Liquidity risk
•	Settlement risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	Foreign securities risk
•	Investment in other investment companies risk
•	Foreign regulatory risk
•	Counterparty risk
•	Currency risk
•	Derivatives risk

•	Leverage risk

•	Securities lending risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Concentration risk

•	Cybersecurity risk

•	Expense risk
•	Financial services risk

•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Interest rate risk
•	Investment strategy risk

•	Large-capitalization investing risk
•	Prepayment risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk
•	TIPS and inflation-linked bonds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

839

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The following individuals are responsible for application of the Fund’s strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

840

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

841

JNL iShares Tactical Moderate Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act. Such list of ETFs will be provided by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”).

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund’s tactical allocation ranges.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	60%	40%	80%
Fixed Income*	40%	20%	60%
Alternative Assets and Strategies	0%	0%	15%

*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

842

•	Exchange-traded funds investing risk
•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Liquidity risk
•	Settlement risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	Foreign securities risk
•	Investment in other investment companies risk
•	Foreign regulatory risk
•	Counterparty risk
•	Currency risk
•	Derivatives risk

•	Leverage risk

•	Securities lending risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Concentration risk
•	Cybersecurity risk
•	Expense risk
•	Financial services risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Prepayment risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk
•	TIPS and inflation-linked bonds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

843

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The following individuals are responsible for application of the Fund’s strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

844

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

845

JNL iShares Tactical Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the 1940 Act. Such list of ETFs will be provided by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”).

Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically to maintain the Fund’s tactical allocation ranges.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	80%	60%	100%
Fixed Income*	20%	0%	40%
Alternative Assets and Strategies	0%	0%	15%

*May include cash equivalents.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.

The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.

The Fund may invest, directly or through ETFs, in bank loans.

The Fund may lend its securities to increase its income.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

846

•	Exchange-traded funds investing risk
•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Liquidity risk
•	Settlement risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	Foreign securities risk
•	Investment in other investment companies risk
•	Foreign regulatory risk
•	Counterparty risk
•	Currency risk
•	Derivatives risk
•	Leverage risk
•	Securities lending risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Concentration risk
•	Cybersecurity risk
•	Expense risk
•	Financial services risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Prepayment risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk
•	TIPS and inflation-linked bonds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

847

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The following individuals are responsible for application of the Fund’s strategy, executing trades and allocation of capital to the various strategies for the Fund:

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

848

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

849

JNL/American Funds Moderate Growth Allocation Fund

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek a balance between current income and growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either AFIS or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily fixed-income securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Underlying Funds available for investment as of the date of this Prospectus include:

American Funds Insurance Series®	American Funds Retail Funds

Global Growth FundSM

Global Small Capitalization FundSM

Growth FundSM

International FundSM

New World Fund®

Washington Mutual Investors FundSM

Capital World Growth and Income Fund®

Growth-Income FundSM

International Growth and Income FundSM

Asset Allocation Fund

Global Balanced Fund

The Bond Fund of America Fund®

Capital World Bond Fund®

American High-Income Trust®

American Funds Mortgage Fund®

U.S. Government Securities Fund®

AMCAP Fund

American Balanced Fund

American Funds Corporate Bond Fund

American Funds Developing World Growth and Income Fund

American Funds Emerging Markets Bond Fund

American Funds Global Balanced Fund

American Funds Inflation Linked Bond Fund

American Funds Mortgage Fund

American Funds Strategic Bond Fund

American High-Income Trust

American Mutual Fund

Capital Income Builder

Capital World Bond Fund

Capital World Growth and Income Fund

EuroPacific Growth Fund

Fundamental Investors

Intermediate Bond Fund of America

International Growth and Income Fund

New Perspective Fund

New World Fund

SMALLCAP World Fund

Short-Term Bond Fund of America

The American Funds Income Series - U.S. Government Securities Fund

The Bond Fund of America

The Growth Fund of America

The Income Fund of America

The Investment Company of America

The New Economy Fund

Washington Mutual Investors Fund

The Fund seeks to achieve a balance between current income and growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed-income securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developed and emerging market countries. Fund investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Underlying Funds may invest in a variety of sectors and credit qualities, including government bonds, inflation-linked bonds, investment grade corporate bonds, high yield corporate bonds (commonly referred to as “junk bonds”), mortgages, and emerging market debt. Under normal market circumstances, the Adviser seeks to maintain of portfolio of intermediate duration within investment grade debt.

850

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Equities Strategies, may hold a significant amount of small or mid-capitalization equities in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of junk bonds in order to execute their investment strategy.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Foreign securities risk
•	Emerging markets and less developed countries risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment in other investment companies risk
•	Investment style risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Currency risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Investment strategy risk
•	License termination risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for AFIS for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

851

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

852

JNL/American Funds Growth Allocation Fund

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek capital growth with secondary emphasis on current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either AFIS or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% of its assets to Underlying Funds that invest primarily fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Underlying Funds available for investment as of the date of this Prospectus include:

American Funds Insurance Series®	American Funds Retail Funds

Global Growth FundSM

Global Small Capitalization FundSM

Growth FundSM

International FundSM

New World Fund®

Washington Mutual Investors FundSM

Capital World Growth and Income Fund®

 Growth-Income FundSM

International Growth and Income FundSM

Asset Allocation Fund

Global Balanced Fund

The Bond Fund of America Fund®

Capital World Bond Fund®

American High-Income Trust®

American Funds Mortgage Fund®

U.S. Government Securities Fund®

AMCAP Fund

American Balanced Fund

American Funds Corporate Bond Fund

American Funds Developing World Growth and Income Fund

American Funds Emerging Markets Bond Fund

American Funds Global Balanced Fund

American Funds Inflation Linked Bond Fund

American Funds Mortgage Fund

American Funds Strategic Bond Fund

American High-Income Trust

American Mutual Fund

Capital Income Builder

Capital World Bond Fund

Capital World Growth and Income Fund

EuroPacific Growth Fund

Fundamental Investors

Intermediate Bond Fund of America

International Growth and Income Fund

New Perspective Fund

New World Fund

SMALLCAP World Fund

Short-Term Bond Fund of America

The American Funds Income Series - U.S. Government Securities Fund

The Bond Fund of America

The Growth Fund of America

The Income Fund of America

The Investment Company of America

The New Economy Fund

Washington Mutual Investors Fund

The Fund seeks to achieve capital growth with secondary emphasis on current income through its investments in Underlying Funds that invest primarily in equity and fixed-income securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging markets countries. Fund investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Underlying Funds may invest in a variety of sectors and credit qualities, including government bonds, inflation-linked bonds, investment grade corporate bonds, high yield corporate bonds (commonly referred to as “junk bonds”), mortgages, and emerging market debt. Under normal market circumstances, the Adviser seeks to maintain a portfolio of intermediate duration within investment grade debt.

853

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Equities Strategies, may hold a significant amount of small or mid-capitalization equities in order to execute their investment strategy. Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of junk bonds in order to execute their investment strategy.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Foreign securities risk
•	Emerging markets and less developed countries risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment in other investment companies risk
•	Investment style risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Currency risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Investment strategy risk
•	License termination risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for AFIS for the particular information and the risks related to the Underlying Funds.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

854

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

855

JNL/AQR Large Cap Defensive Style Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return. Total return consists of capital appreciation and income.

Principal Investment Strategies. The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. The Fund primarily invests in large-capitalization issuers located in the United States. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, real estate investment trusts, and other derivative instruments where the reference asset is an equity security. As of the date of this prospectus, AQR Capital Management, LLC, the Fund’s sub-adviser (“Sub-Adviser”), generally considers large-cap issuers to be those issuers with market capitalizations within the range of the MSCI USA Index at the time of purchase. As of December 31, 2020, the market capitalization of the companies comprising the MSCI USA Index ranged from $4.2 billion to $2.3 trillion. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

The Fund pursues a defensive investment style, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund expects to lag the performance of traditional U.S. equity funds when equity markets are rising but to exceed the performance of traditional U.S. equity funds during equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in companies that the Sub-Adviser has identified to have low measures of risk and high quality (e.g., stable companies in good business health). The Sub-Adviser believes that the stocks of these types of companies may tend to be lower “beta” stocks and that lower “beta” stocks generally are less volatile than higher “beta” stocks (that is, their value has a lower sensitivity to fluctuations in the securities markets). The Sub-Adviser expects low “beta” and high-quality stocks to produce higher risk-adjusted returns over a full market cycle than high “beta” or poor-quality stocks.

The Fund is actively managed, and the Sub-Adviser will vary the Fund’s exposures to issuers and industries based on the Sub-Adviser’s evaluation of investment opportunities. In constructing the portfolio, the Sub-Adviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer and industry, as well as additional criteria that form part of the Sub-Adviser’s security selection process. The Sub-Adviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. The Sub-Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers and industries will be determined using the quantitative models based on the Sub-Adviser’s determinations of risk and quality, as well as other factors including, but not limited to, managing industry and sector exposures.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts as well as exchange-traded funds and similar pooled investment vehicles for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Sub-Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.

There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective. In addition, to attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.

The Sub-Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account anticipated transaction costs associated with trading each Equity Instrument. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Large-capitalization investing risk
•	Stock risk
856

•	Company risk
•	Market risk
•	Managed portfolio risk
•	Model risk
•	Volatility risk
•	Mid-capitalization investing risk
•	Derivatives risk
•	Counterparty risk
•	Forward and futures contract risk
•	Hedging transactions risk
•	Leverage risk
•	Investment in other investment companies risk
•	U.S. Government securities risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Investment in money market funds risk
•	Investment strategy risk
•	Redemption risk
•	Securities lending risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, Greenwich, Connecticut 06830. AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses in providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process.

The Fund is managed by a team of investment professionals. Information regarding the portfolio managers of the Fund is set forth below.

Michele L. Aghassi, Ph.D., is a Principal of the AQR. Dr. Aghassi joined AQR in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Andrea Frazzini, Ph.D., M.S., is a Principal of AQR. Dr. Frazzini joined AQR in 2008 and is the Head of AQR’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

857

Lars N. Nielsen, M.Sc., is a Principal of the Sub-Adviser. Mr. Nielsen joined the Sub-Adviser in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the AQR’s Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

Ronen Israel, M.A., is a Principal of the Sub-Adviser. Mr. Israel joined the Sub-Adviser in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the AQR’s Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

858

JNL/Baillie Gifford International Growth Fund

(formerly, JNL/Vanguard International Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund invests predominantly in securities issued by companies located in countries outside the United States, including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in North America. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the United States and typically maintains substantial exposure to emerging markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the United States. In selecting companies for investment, the Fund’s sub-adviser, Baillie Gifford Overseas Limited (“Sub-Adviser”) generally considers issuers in both developed and emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of purchases of or redemptions from the Fund.

The Fund may invest in Rule 144A and Regulation S securities. Rule 144A securities are securities offered as exempt from registration with the Securities and Exchange Commission (“SEC”) but are typically treated as liquid securities because there is a market for such securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended.

The Sub-Adviser employs a bottom-up approach to stock selection and selects companies without regard to a benchmark. The Sub-Adviser focuses on company research and the long-term outlook of companies and industries. Ideas regarding potential companies to add to the Fund’s portfolio can come from a wide variety of sources, including, but not limited to meetings with companies’ management teams and other stakeholders and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: a company’s geographic and industry positioning relating to its products and services (both current position and future potential), its competitive advantage over its competitors, its management team, its financial strength, its and valuation. The intended outcome is a diversified portfolio of at least 50 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Sub-Adviser employs a bottom-up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The Sub-Adviser seeks to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Sub-Adviser’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer.

The Sub-Adviser may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Equity securities risk
•	Managed portfolio risk
859

•	Investment style risk
•	Emerging markets and less developed countries risk
•	Asian investment risk
•	China risk
•	Currency risk

•	Concentration risk
•	Investments in IPOs risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Large-capitalization investing risk
•	Mid-capitalization and small-capitalization investing risk
•	Clearance and settlement risk
•	Stock risk
•	Rule 144A securities risk
•	Regulation S securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Convertible securities risk
•	Counterparty risk
•	Cybersecurity risk
•	Depositary receipts risk
•	Derivatives risk
•	Expense risk
•	Investment in money market funds risk
•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Baillie Gifford Overseas Limited (“Baillie Gifford”), Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland. Baillie Gifford is an investment advisory firm founded in 1983 and a wholly owned by a Scottish investment company, Baillie Gifford & Co., which was founded in 1908. Baillie Gifford & Co. is one of the largest independently owned investment management firms in the United Kingdom and manages money primarily for institutional clients.

The portfolio managers primarily responsible for the day-to-day management of the Fund are:

James K. Anderson, Partner of Baillie Gifford & Co., which is the 100% owner of Baillie Gifford. He has managed assets with Baillie Gifford since 1985 and has managed a portion of the Master Fund since 2003 (co-managed since 2013). Education: B.A., University College, Oxford; Diploma, Bologna Center of Johns Hopkins University; M.A., Carleton Ottawa University.

Julia Angeles is portfolio manager and a member of the International Growth, Positive Change and Health Innovation Portfolio Construction Groups. The Health Innovation is an internally incubated strategy at Baillie Gifford. She joined Baillie Gifford in 2008 and has been part of different global and regional teams. Ms. Angeles previously worked as a Management Consultant at McKinsey & Company advising firms in Denmark, Russia and Hungary. She obtained a PhD in Economics from the University of Aarhus, Denmark, and speaks fluent Russian and Danish.

860

Lawrence Burns joined Baillie Gifford in 2009 and became a Partner of Baillie Gifford & Co. in 2020. He is a portfolio manager in the Baillie Gifford & Co.’s International Growth Research Team. Mr. Burns has been a member of the International Growth Portfolio Construction Group since October 2012 and took over as Deputy Chair in July 2019. Mr. Burns is also a co-manager of the International Concentrated Growth Strategy. He has also spent time working in both the Emerging Markets and UK Equity Departments. Mr. Burns graduated BA in Geography from the University of Cambridge in 2009.

Thomas Coutts, CFA, Partner and Chief of Investment Staff of Baillie Gifford & Co., which is the 100% owner of Baillie Gifford. He has worked in investment management with Baillie Gifford since 1999, has managed investment portfolios since 2001, and has co-managed a portion of the Master Fund since December 2016. Education: B.A., Trinity College, Oxford.

Brian Lum, CFA, is a portfolio manager in the Manager’s International Growth Research Team and became a member of the International Growth Portfolio Construction Group in May 2015. He also Chairs the Manager’s International Smaller Companies Portfolio Construction Group. Mr. Lum joined Baillie Gifford in 2006 and initially worked in the North American and Emerging Markets departments, before spending a number of years focused on investment in smaller companies. He is a CFA Charterholder. Mr. Lum graduated MSci and BA (Hons) in Physics from the University of Cambridge in 2006.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

861

JNL/Baillie Gifford U.S. Equity Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to meet its objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the United States.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion at the time of purchase and may participate in initial public offerings (“IPOs”). The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of purchases of or redemptions from the Fund.

The Fund’s sub-adviser, Baillie Gifford Overseas Limited (“Sub-Adviser”), employs a bottom-up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The Sub-Adviser selects companies without regard to a benchmark, and the result is a portfolio of between 30-50 growth companies. The Sub-Adviser focuses on company research and the long-term outlook of companies and industries. Ideas regarding potential companies to add to the Fund’s portfolio can come from a wide variety of sources, including, but not limited to, meetings with companies’ management teams and other stakeholders and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: a company’s geographic and industry positioning relating to its products and services (both current position and future potential), its competitive advantage over its competitors, its management team, its financial strength, and its valuation.

The Sub-Adviser aims to deliver outstanding investment performance by identifying the exceptional growth businesses in the U.S. and owning them for long enough that the advantages of their business models and strength of their cultures become the dominant drivers of their stock prices. This long-term time horizon allows the investors to harness the asymmetry that is inherent in equity markets to capture the disproportionate impact of successful investments in equities.

The Sub-Adviser may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (approximately 5 years on average), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Equity securities risk
•	Managed portfolio risk
•	Investment style risk
•	Concentration risk
•	Non-diversification risk
•	Investments in IPOs risk
•	Large-capitalization investing risk
•	Liquidity risk
•	Mid-capitalization and small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

862

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Company risk
•	Sector risk
•	Stock risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Baillie Gifford Overseas Limited (“Baillie Gifford”), Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland. Baillie Gifford is an investment advisory firm founded in 1983 and a wholly owned by a Scottish investment company, Baillie Gifford & Co., which was founded in 1908. Baillie Gifford & Co. is one of the largest independently owned investment management firms in the United Kingdom and manages money primarily for institutional clients.

The Fund is jointly and primarily managed by Dave Bujnowski, Kirsty Gibson, Gary Robinson, and Tom Slater.

Dave Bujnowski joined Baillie Gifford in 2018 as a Senior Analyst and is now a portfolio manager in the US Equities team. Mr. Bujnowski will become a Partner in May 2021. Prior to joining Baillie Gifford, Mr. Bujnowski co-founded Coburn Ventures in 2005. In his 13 years at Coburn Ventures, Mr. Bujnowski was a Partner, primary client-facing consultant, research analyst, and portfolio manager of a long-short, market neutral hedge fund. He started his career in 1996, joining Warburg Dillon Read’s equity research group as an associate semiconductor analyst before joining UBS’s Global Tech Strategy team. Mr. Bujnowski graduated from Boston College in 1993, where he majored in Finance and Philosophy.

Kirsty Gibson is an Investment Manager in the US Equities Team. Ms. Gibson joined Baillie Gifford in 2012 and began her career on the US Equities Team, moving on to spend several years in small and large cap global equities departments, before returning to the US Equities Team. She graduated MA (Hons) in Economics in 2011and MSc in Carbon Management in 2012, both from the University of Edinburgh.

Gary Robinson, CFA, is a Partner and Investment Manager in the US Equities Team. He graduated MBiochem in Biochemistry from the University of Oxford in 2003 and joined Baillie Gifford the same year. He spent time working on our Japanese, UK and European Equity Teams before moving to the US Equities Team in 2008. Mr. Robinson is a generalist investor but retains a special interest in the healthcare sector dating back to his undergraduate degree. Gary is also a member of the Global Stewardship Portfolio Construction Group.

Tom Slater, CFA, is Head of the US Equities Team and is a Decision Maker on Long Term Global Growth Portfolios. He joined Baillie Gifford in 2000 and became a Partner in 2012. Mr. Slater was appointed Joint Manager of Scottish Mortgage Investment Trust in 2015. During his time at Baillie Gifford he has also worked in the Developed Asia and UK Equity Teams. Mr. Slater’s investment interest is focused on high growth companies both in listed equity markets and as an investor in private companies. He graduated BSc in Computer Science with Mathematics from the University of Edinburgh in 2000.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

863

JNL/BlackRock Advantage International Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to provide long-term capital appreciation.

Principal Investment Strategies. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the MSCI EAFE® Index (the “Index”) and derivatives that are tied economically to securities of the Index. The Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. As of December 31, 2020, the market capitalization range for the Index was $1.69 billion to $339.81 billion. The Fund’s sub-adviser, BlackRock Investment Management, LLC (“Sub-Adviser”) may invest in securities of medium-capitalization companies. The Sub-Adviser defines mid-capitalization companies as companies with market capitalization of approximately $5 billion to $15 billion, at the time of purchase. Equity securities include common stock, preferred stock, and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps, forward contracts, and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Index. The use of options, futures, swaps, forward contracts, and contracts for difference can be effective in protecting or enhancing the value of the Fund’s assets.

As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Other Strategies

In addition to the main strategies discussed above, the Fund may use certain other investment strategies. The Fund may also invest or engage in the following investments/strategies:

•	Depositary Receipts — The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Fund may invest in unsponsored Depositary Receipts.
•	Emerging Markets Issuers — The Fund may also invest a portion of its assets in securities of issuers located in emerging markets.
•	Illiquid Investments — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
•	Restricted Securities — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.
•	Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.
•	Money Market Securities — The Fund may invest in money market securities or commercial paper.
•	Real Estate Investment Trusts (“REITs”) — The Fund may invest in REITs. REITs are companies that own interests in real estate or in real estate-related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

864

•	Repurchase Agreements, Purchase and Sale Contracts — The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
•	Securities Lending — The Fund may lend securities with a value up to 33 1⁄3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
•	Temporary Defensive Strategies — For temporary defensive purposes, the Fund may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities.
•	Warrants – A warrant gives the Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise” price), and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund is able to exercise it or sell it before it expires.
•	When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Foreign securities risk
•	Derivatives risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Stock risk
•	Counterparty risk
•	Convertible securities risk
•	Leverage risk
•	Forward and futures contract risk
•	Hedging instruments risk
•	Investments in IPOs risk
•	Preferred stock risk
•	Liquidity risk
•	Options risk
•	Swaps risk
•	Commodity risk
•	Commodity-linked derivatives risk
•	Currency risk
•	Volatility risk
•	European investment risk
•	Foreign regulatory risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

865

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Borrowing risk
•	Cybersecurity risk
•	Depositary receipts risk
•	Emerging markets and less developed countries risk
•	Expense risk
•	Investment in money market funds risk
•	Investment in other investment companies risk
•	Real estate investment risk
•	Regulatory investment limits risk
•	Repurchase agreements, purchase and sale contracts risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk
•	Warrants risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Square Drive, Princeton, New Jersey 08540-6455.

Raffaele Savi, Managing Director, is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Savi joined BlackRock in 2009 from Barclays Global Investors where he was a Managing Director.

Kevin Franklin, Managing Director, is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Franklin joined BlackRock in 2010 from Marble Bar Asset Management where he was the Head of Automated Trading.

Richard Mathieson, Managing Director, is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Mathieson joined BlackRock in 2009 from Barclays Global Investors where he was a Principal.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

866

JNL/BlackRock Global Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is high total investment return.

Investment Process. In making investment decisions, Fund management tries to identify the long term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. The Sub-Adviser will consider a variety of factors when selecting the markets, such as the rate of economic growth, natural resources, capital reinvestment and the social and political environment.

In selecting stocks and other securities that are convertible into stocks, the Sub-Adviser emphasizes stocks that it believes are undervalued.

The Fund may invest in individual securities, baskets of securities or particular measurements of value or rate, and may consider a variety of factors and systematic inputs. The Sub-Adviser may employ derivatives for a variety of reasons, including but not limited to, adjusting its exposures to markets, sectors, asset classes and securities. As a result, the economic exposure of the Fund to any particular market, sector, or asset class may vary relative to the market value of any particular exposure.

The Sub-Adviser will invest in high-yield bonds or “junk” bonds, corporate loans and distressed securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.

The Sub-Adviser will invest in distressed securities when the Sub-Adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will generally achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in both equity and debt securities, money market securities and other short-term securities or instruments, of issuers located around the world. There is no limit on the percentage of assets the Fund can invest in a particular type of security. Generally, the Fund seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Except as described below, the Fund has no geographic limits on where its investments may be located. This flexibility allows the Sub-Adviser to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective. The Fund may invest in securities of any market capitalization. The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

The Sub-Adviser uses the Fund’s investment flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments. The Fund may invest in both developed and emerging markets. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as a part of the Fund’s investment strategy. The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook.

The Fund may also invest in REITs. REITs are companies that own interests in real estate or in real estate related loans or other interests, and have revenue primarily consisting of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

The Fund’s composite Reference Benchmark has at all times since the Fund’s formation included a 40% weighting in non-US securities. The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World (ex-U.S.) Index; 24% ICE BofAML Current 5-Year US Treasury Index; and 16% FTSE Non-US Dollar World Government Bond Index. Throughout its history, the Fund has maintained a weighting in non-US securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities of (i) foreign government issuers; (ii) issuers organized or located outside the U.S.; (iii) issuers which primarily trade in a market located outside the U.S.; or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes, the Fund may deviate very substantially from the allocation described above.

867

The Fund may invest a portion of its assets in securities related to real assets (like real estate or precious metals-related securities) such as shares, bonds or convertible bonds issued by REITs or companies that mine precious metals.

The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase in the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index such as the S&P 500 Index and the VIX. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in commodities, such as ETFs. The Fund may invest up to 25% of its total assets in commodity-related instruments (which may include, among others, commodity options and futures, swaps on commodity futures, ETFs that invest in commodities, and commodity-linked structured notes) (collectively, “Commodities”).

The Fund can invest in all types of equity securities, including common stock, preferred stock, convertible securities, warrants and stock purchase rights of companies of any market capitalization. The Sub-Adviser may seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies.

The Fund can invest in all types of debt securities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage-and asset-backed securities, structured notes, credit-linked notes, loan assignments and participations and securities issued or guaranteed by certain international organizations such as the World Bank.

The Fund may invest up to 35% of its total assets in high-yield bonds or “junk” bonds, corporate loans and distressed securities. Junk bonds are bonds that are rated below investment grade by independent rating agencies or are bonds that are not rated but which the Sub-Adviser considers to be of comparable quality. Corporate loans are direct obligations of U.S. or foreign corporations. Distressed securities are securities, including loans purchased by the Fund in the secondary market, that are in default or at risk of being in default on payments of interest or principal at the time the Fund buys the securities or are issued by a bankrupt entity. These securities offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities.

Other Strategies

In addition to the main strategies discussed above, the Fund may use certain other investment strategies. The Fund may also invest or engage in the following investments/strategies:

•	Borrowing — The Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions.
•	Contract for Difference – The Fund may enter into contracts for difference (“CFD”), a type of derivative. A CFD is a contract between two parties, typically described as “buyer” and “seller,” stipulating that the seller will pay to the buyer the difference between the current value of an asset and its value in the future. (If the difference is negative, then the buyer instead pays the seller.) In effect, CFDs are financial derivatives that allow a fund to take advantage of values moving up (long positions) or values moving down (short positions) on underlying assets. For example, when applied to equities, a CFD is an equity derivative that allows a fund to obtain investment exposure to share price movements, without the need for ownership of the underlying shares.
•	Depositary Receipts — The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Fund may invest in unsponsored Depositary Receipts.
•	Illiquid Investments — The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
•	Restricted Securities — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not to the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.
•	Indexed and Inverse Securities — The Fund may invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the Fund may invest in a security that increases in value with the price of a particular securities index. In some cases, the return of the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa. Although these types of securities can make it easier for the Fund to access certain markets or hedge risks of other assets held by the Fund, these securities are subject to the risks related to the underlying index or other assets.

868

•	Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.
•	Non-U.S. Dollar Cash Investments — The Fund may hold non-U.S. dollar cash investments.
•	Repurchase Agreements, Purchase and Sale Contracts — The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
•	Securities Lending — The Fund may lend securities with a value up to 33 1⁄3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
•	Short Sales — The Fund may engage in short sales. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its total assets. The Fund may also make short sales “against the box” without being subject to this limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical securities at no additional cost.
•	Short-Term Securities or Instruments — The Fund can invest in high quality short-term U.S. dollar or non-U.S. dollar denominated fixed-income securities or other instruments, such as U.S. or foreign government securities, commercial paper and money market instruments issued by U.S. or foreign commercial banks or depository institutions. The Sub-Adviser may increase the Fund’s investment in these instruments in times of market volatility or when it believes that it is prudent or timely to be invested in lower yielding but less risky securities. Large investments in such securities or instruments may prevent the Fund from achieving its investment objective.
•	Standby Commitment Agreements — Standby commitment agreements commit the Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer.
•	Temporary Defensive Strategies — For temporary defensive purposes, the Fund may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities.
•	Warrants – A warrant gives the Fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise” price), and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund is able to exercise it or sell it before it expires.
•	When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Foreign securities risk
•	Derivatives risk
•	Fixed-income risk
•	Emerging markets and less developed countries risk
•	Managed portfolio risk
•	Market risk
•	Credit risk
•	Allocation risk

•	Accounting risk
•	Call risk
•	Clearance and settlement risk
•	Commodities regulatory risk
•	Commodity risk

869

•	Commodity-linked derivatives risk
•	Commodity-linked notes risk
•	Company risk
•	Convertible securities risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Custody risk
•	Depositary receipts risk
•	Distressed debt risk
•	European investment risk
•	Extension risk
•	Financial services risk
•	Foreign regulatory risk
•	Forward and futures contract risk
•	Forward foreign currency exchange contracts risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Investment strategy risk
•	Investment style risk
•	Mid-capitalization investing risk
•	Options risk
•	Pacific Rim investing risk
•	Portfolio turnover risk
•	Real estate investment risk
•	Settlement risk
•	Small-capitalization investing risk
•	Sovereign debt risk
•	Stock risk
•	Structured note risk
•	Swaps risk
•	Tax risk
•	Volatility risk
•	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Borrowing risk
•	China and India country specific risk
•	Currency risk
•	Cybersecurity risk
•	Debt securities ratings risk
•	Event driven and special situations risk
•	Expense risk
•	Government regulatory risk
•	Indexed and inverse securities risk
•	Inflation-indexed securities risk
•	Investing through Stock Connect risk
•	Investments in IPOs risk
•	Investment in other investment companies risk
•	Leverage risk
•	Liquidity risk
•	Master limited partnership risk

870

•	Mortgage-related and other asset-backed securities risk
•	Preferred stock risk
•	Redemption risk
•	Regulatory investment limits risk
•	Restricted securities risk
•	Repurchase agreements, purchase and sale contracts risk
•	Russia investment risk
•	Sector risk
•	Securities lending risk
•	Short sales risk
•	Standby commitment agreements risk
•	Temporary defensive positions and large cash positions risk
•	TIPS and inflation-linked bonds risk
•	U.S. Government securities risk
•	Warrants risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Square Drive, Princeton, New Jersey 08540-6455.

Rick Rieder, Managing Director, and portfolio manager, is head of the Global Allocation Investment team. Mr. Rieder is BlackRock’s Chief Investment Officer of Global Fixed Income, head of the Fundamental Fixed Income business, a member of BlackRock’s Executive Sub-Committee on Investments, a member of BlackRock’s Global Operating Committee and Chairman of the firm-wide BlackRock Investment Council.

Mr. Rieder joined the BlackRock Global Allocation team in 2019, in addition to retaining his leadership role in Global Fixed Income. Before joining BlackRock in 2009, Mr. Rieder was President and Chief Executive Officer of R3 Capital Partners. He served as Vice Chairman and member of the Borrowing Committee for the U.S. Treasury and is currently a member of the Federal Reserve Investment Advisory Committee on Financial Markets.

Mr. Rieder earned a BBA degree in Finance from Emory University in 1983 and an MBA degree from The Wharton School of the University of Pennsylvania in 1987. He is a member of the board of Emory University, Emory’s Business School, and the University’s Finance Committee, and is the Vice Chairman of the Investment Committee. Mr. Rieder is founder and chairman of the business school’s BBA investment fund and community financial literacy program.

Russ Koesterich, CFA, JD, Managing Director and portfolio manager, is a member of the Global Allocation team and the lead portfolio manager of the GA Selects Model Portfolios.

Mr. Koesterich’s service with BlackRock dates back to 2005, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. He joined the BlackRock Global Allocation team in 2016 as Head of Asset Allocation and was named a portfolio manager of the Fund in 2017. Previously, he was BlackRock’s Global Chief Investment Strategist and Chairman of the Investment Committee for the Model Portfolio Solutions business, and formerly served as the Global Head of Investment Strategy for scientific active equities and as senior portfolio manager in the US Market Neutral Group. Prior to joining BGI, Mr. Koesterich was the Chief North American Strategist at State Street Bank and Trust. He began his investment career at Instinet Research Partners where he occupied several positions in research, including Director of Investment Strategy for both U.S. and European research, and Equity Analyst. He is a frequent contributor to financials news media and the author of three books, including his most recent “Portfolio Construction for Today’s Markets.”

Mr. Koesterich earned a BA in history from Brandeis University, a JD from Boston College and an MBA from Columbia University. He is a CFA® Charterholder.

David Clayton, CFA, JD, Managing Director and portfolio manager, is a member of the Global Allocation team and Head of Fundamental Security Selection.

871

Mr. Clayton joined the BlackRock Global Allocation team in 2010 and was named a portfolio manager of the Fund in 2017. Prior to his current role, he was head of portfolio oversight, as well as a senior investor and investment group leader on the Fund, primarily responsible for coverage of the energy, real estate, autos, industrials, materials and utilities sectors. Prior to joining BlackRock, he was Of Counsel in the Financial Restructuring Group at Milbank, Tweed, Hadley & McCloy LLP. Previously he was a Managing Director and analyst with The Blackstone Group, responsible for distressed and special situations investments across multiple industries. Prior to joining Blackstone, Mr. Clayton spent six years at Merrill Lynch Investment Managers (MLIM), initially as an attorney specializing in corporate finance transactions and restructurings, and most recently as a Vice President and analyst in the Global High Yield Bond & Bank Debt Group. Mr. Clayton began his career as an attorney specializing in corporate finance transactions, first at Blake, Cassels & Graydon in Toronto and then at Milbank in New York.

Mr. Clayton earned a BA degree, with honors, in economics from the University of Western Ontario in 1990 and MBA and LLB degrees from Dalhousie University in 1994. He is a CFA® Charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

872

JNL/BlackRock Global Natural Resources Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital growth.

Principal Investment Strategies. The Fund seeks to meet its objective by investing in equity securities that provide exposure to the natural resources sector, as well as fixed-income securities. The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource assets. Equity securities include common stock, preferred stock, securities convertible into common stock, rights to subscribe for common stock, and derivative securities or instruments, such as options, the value of which is based on a common stock or group of common stocks.

Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from (directly or indirectly through subsidiaries), oil, gas, exploring, mining, extracting, refining, processing, transporting, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural products (e.g., fertilizers and agricultural chemicals). The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund may concentrate its investments in one or more of these sectors.

Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world in both developed and emerging markets (but in no fewer than three countries).

In addition, the Fund will concentrate its investments in one or more issuers in the natural resources related industries. The Fund focuses on investments in companies that provide exposure to commodities where the Fund’s Sub-Adviser, BlackRock International Limited (“Sub-Adviser”) sees attractive supply-and-demand dynamics. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. The Fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

The Fund chooses securities using a combination of “top down” and “bottom up” investment styles. “Top down” means that the Fund seeks to allocate its investments to natural resource-related economic sectors the Fund’s management believes have more favorable pricing power than other natural resource related sectors. “Bottom up” means that the Fund also selects investments based on management’s assessment of the earning prospects of individual companies.

When assessing individual companies, the Fund seeks to invest in companies that the Fund’s management believes are relatively undervalued. A company’s stock is undervalued when the stock’s current price is less than what the Fund believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, rate of return on capital, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.

The Fund attempts to identify companies that are undervalued based on relative price-earnings, price-to-book, and price-to-cash-flow ratios. In seeking to identify such companies, Fund management considers which of the companies that meet its criteria would be most likely to benefit from the economic circumstances anticipated by Fund management.

The Fund may invest, irrespective of currency and regardless of the issuer’s country of origin, in convertible bonds and warrants, provided that the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy. Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund’s investment policy. Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

The Fund may use derivatives to hedge its investment portfolio against market, interest rate and currency risks or to seek to enhance its return. The derivatives that the Fund may use include indexed and inverse securities, options, futures, swaps and forward foreign exchange transactions.

873

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Natural resource related securities risk
•	Concentration risk
•	Commodity risk
•	Managed portfolio risk
•	Market risk
•	Accounting risk
•	Company risk
•	Credit risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Financial services risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward foreign currency exchange contracts risk
•	Interest rate risk
•	Investment strategy risk
•	Investment style risk
•	Liquidity risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Stock risk
•	Swaps risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Asset-based securities risk
•	Borrowing risk
•	Convertible securities risk
•	Counterparty risk
•	Currency risk
•	Cybersecurity risk
•	Debt securities ratings risk
•	Depositary receipts risk

874

•	Expense risk
•	Government regulatory risk
•	Indexed and inverse securities risk
•	Investment in other investment companies risk
•	Leverage risk
•	Model risk
•	Preferred stock risk
•	Redemption risk
•	Regulatory investment limits risk
•	Repurchase agreements, purchase and sale contracts risk
•	Restricted securities risk
•	Rule 144A securities risk
•	Settlement risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is BlackRock International Limited, (“BlackRock”) located at 40 Torphichen Street, Edinburgh, United Kingdom EH3 8JB.

Alastair Bishop, Managing Director, is a member of the Natural Resources team within Fundamental Equity division of BlackRock’s Active Equity Group. Mr. Bishop joined BlackRock in 2010 from Piper Jaffray where he was a Senior Research Analyst covering Clean Technology. Prior to joining Piper Jaffray in 2009, he covered the Renewable Energy and Industrial sectors for 8 years at Dresdner Kleinwort. Mr. Bishop earned a BSc honors degree in Economics from the University of Nottingham in 2001.

Tom Holl, CFA, Director, is a member of the Natural Resources team within the Fundamental Equity division of BlackRock’s Active Equity Group. He is responsible for covering the mining, gold and agriculture/nutrition sectors. Mr. Holl moved to his current role in 2008. His service with the BlackRock dates back to 2006, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, Mr. Holl was a member of the Global Equity team and the Real Estate team as a member of the graduate training program. Mr. Holl earned a BA degree, with honors, in Land Economy from Cambridge University in 2006.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

875

JNL/BlackRock Large Cap Select Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock, convertible securities, as well as American Depositary Receipts (“ADRs”). The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. The derivatives in which the Fund may invest include futures and forward currency agreements and may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to seek to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The principal types of derivatives used by the Fund include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund will invest in companies within its capitalization range as described above. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when the Fund engages in active and frequent trading, a larger portion of the income allocations investors receive from the Fund may reflect short-term capital gains which are taxed at ordinary income rates.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

In selecting securities, the Sub-Adviser seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Sub-Adviser considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities. The Sub-Adviser expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In deciding whether an investment is tied to the U.S., the Sub-Adviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. Government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; or the investment is exposed to the economic fortunes and risks of the U.S.

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors, including but not limited to the financial services sector and the information technology sector.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Large-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Stock risk

876

•	Accounting risk
•	Company risk
•	Convertible securities risk
•	Depositary receipts risk
•	Financial services risk
•	Foreign securities risk
•	Foreign regulatory risk
•	Investment style risk
•	Liquidity risk
•	Mid-capitalization investing risk
•	Preferred stock risk
•	Information technology sector risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment in other investment companies risk
•	Investment strategy risk
•	Issuer risk

•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Warrants risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Square Drive, Princeton, New Jersey 08540-6455.

Lawrence Kemp, CFA, Managing Director and Portfolio Manager, is head of BlackRock’s US Growth team within the Fundamental Active Equity business of BlackRock’s Active Equity Group. Prior to joining BlackRock, Mr. Kemp was at UBS Global Asset Management, where he managed the Laudus Growth Investors US Large Cap Select Growth Fund, as well as both diversified and concentrated US large cap growth institutional equity portfolios against the Russell 1000 Growth and S&P 500 indexes. Mr. Kemp joined the Growth Equity team at UBS Global Asset Management in 2001, but his tenure with the firm dated back to 1992. He held various roles including chief investment strategist, co-head of fixed income and global head of high yield research. Mr. Kemp holds a BA from Stanford University and an MBA from the University of Chicago.

Phil Ruvinsky, Managing Director, is a member of the Fundamental Equity division of BlackRock’s Alpha Strategies Group. He is the portfolio manager of the Blackrock Midcap Growth fund and senior research analyst for BlackRock’s Fundamental Large Cap Growth equity team and is primarily responsible for covering the media and internet sectors. Prior to joining BlackRock in 2013, Mr. Ruvinsky was a sector head and research analyst at Sureview Capital LLC from 2010 to 2013, where he was the sector head for the global internet, media and telecom sectors. He began his investment career with UBS Global Asset Management in 2002 where, most recently, he was a portfolio manager and investment analyst with primary research responsibility for internet, consumer and health care sectors. Mr. Ruvinsky received a BA degree in economics from the University of Texas, a JD degree from the University of Michigan Law School and an MBA degree from Columbia Business School.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

877

JNL/Causeway International Value Select Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital and income through investment primarily in larger capitalization equity securities.

Principal Investment Strategies. The Fund invests primarily in common stocks of companies in developed countries outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares. The Fund may invest up to 15% of its total assets in companies in emerging (less developed) markets.

When investing the Fund’s assets, Causeway Capital Management LLC (“Sub-Adviser”) follows a value style, performing fundamental research supplemented by quantitative analysis. Beginning with a universe of all publicly listed companies throughout the non-U.S. developed and emerging markets, the Sub-Adviser applies market capitalization and liquidity thresholds to reduce investment candidates to approximately 2,000 equity securities. The Sub-Adviser uses quantitative valuation screens to further narrow the potential investment candidates. The Sub-Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Sub-Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. This process results in risk-adjusted return forecasts for a closely followed group of potential investment candidates. Using a value style means that the Sub-Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Sub-Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the Fund:

•	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector;
•	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market;
•	Low price-to-book value ratio (stock price divided by book value per share) relative to the market;
•	Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market; and
•	Financial strength

Generally, price-to-earnings and yield are the most important factors.

The Fund generally invests in companies with market capitalizations greater than $5 billion at time of investment, but may invest in companies with any market capitalization. There are no limitations on the minimum amount or maximum amount that the Fund may invest in any particular country.

The Sub-Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Foreign securities risk
•	Equity securities risk
•	Managed portfolio risk
•	Company risk
•	Stock risk
•	Investment style risk

878

•	Dividend-paying stock risk
•	Currency risk
•	Emerging markets and less developed countries risk
•	Foreign regulatory risk
•	Quantitative strategy risk
•	Clearance and settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Accounting risk
•	Counterparty risk
•	Cybersecurity risk
•	Depositary receipts risk
•	Derivatives risk
•	Expense risk
•	Government regulatory risk
•	Hedging instruments risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Model risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	When-issued and delayed delivery securities and forward commitments risk

The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until sometime in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The sub-adviser to the Fund is Causeway Capital Management LLC (“Causeway”), located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025. J.P. Morgan Investment Management, Inc. served as the Fund’s sub-adviser until September 28, 2015. Effective September 28, 2015, Causeway is the Fund’s sub-adviser.

Sarah H. Ketterer, Chief Executive Officer, Portfolio Manager. Ms. Ketterer is the chief executive officer of Causeway, portfolio manager for the firm’s fundamental strategies, and is responsible for investment research across all sectors. She co-founded the firm in June 2001.

Harry W. Hartford, President, Portfolio Manager. Mr. Hartford is the president of Causeway, portfolio manager for the firm’s fundamental strategies, and director of research. He co-founded the firm in June 2001.

879

Jonathan P. Eng, Portfolio Manager. Mr. Eng is a director of Causeway and a portfolio manager for its fundamental strategies. He joined the firm in July 2001 as a research associate and has been a portfolio manager since February 2002.

Conor S. Muldoon, CFA, Portfolio Manager. Mr. Muldoon is a director of Causeway and a portfolio manager for its fundamental strategies. He joined the firm in August 2003 as a research associate and has been a portfolio manager since September 2010.

Alessandro Valentini, CFA Portfolio Manager. Mr. Valentini is a portfolio manager for its fundamental strategies. He joined the firm in July 2006 and has been a portfolio manager since April 2013.

Ellen Lee, Portfolio Manager. Ms. Lee is a director of Causeway and a portfolio manager for its fundamental strategies. She joined the firm in August 2007 as a research associate and has been a portfolio manager since January 2015.

Steven Nguyen, Portfolio Manager. Mr. Nguyen is a director of Causeway and a portfolio manager for its fundamental strategies. He joined the firm in April 2012 as a research associate and has been a portfolio manager since January 2019.

Brian Cho, Portfolio Manager. Mr. Cho is a director of Causeway and a portfolio manager for its fundamental strategies. He joined the firm in April 2012 as a research associate and has been a portfolio manager since January 2021.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

880

JNL/ClearBridge Large Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital growth.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics, of U.S. companies with large market capitalizations. Large-capitalization companies are those companies with market capitalizations similar to companies in the Russell® 1000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of December 31, 2020, the largest market capitalization of a company in the Index was approximately $2.252 trillion and the median market capitalization of a company in the Index was approximately $12.851 billion. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered securities of large-capitalization companies for purposes of the Fund’s 80% investment policy.

Equity securities may include exchange-traded and over-the-counter (“OTC”) common and preferred stocks, warrants and rights, securities convertible into common stocks, and securities of other investment companies and of real estate investment trusts (“REITs”).

The Fund may invest up to 20% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. Equity securities of foreign issuers may include foreign companies that were originally domiciled in the U.S., companies with a dominate product and global footprint and/or companies that have business models similar to those of large cap U.S. companies but which provide diversification to the Fund.

A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund may hold no more than 25% of its net assets (taken at the then current market value) as required collateral for such sales at any one time.

As a non-principal investment strategy, the Fund may invest up to 20% of its assets in equity securities of companies other than those with market capitalizations similar to companies in the Index (i.e., medium- or small-capitalization companies).

The Fund may hold cash pending investment and may invest in money market instruments for cash management purposes. The amount of assets the Fund may hold for cash management purposes will depend on market conditions and the need to meet expected redemption requests.

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations. Although ClearBridge has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

The Fund uses a focused approach of investing in a smaller number of issuers than the Index, which may result in significant exposure to certain industries or sectors, such as the information technology and internet technology services.

Selection process. ClearBridge emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. ClearBridge attempts to identify established large-capitalization companies with the highest growth potential. ClearBridge then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, ClearBridge attempts to identify the best values available among the growth companies identified. The core holdings of the Fund will be large-capitalization companies that ClearBridge believes to be dominant in their industries, global in scope and with a long-term history of performance.

In selecting individual companies for investment, ClearBridge considers:

•	Favorable earnings prospects
•	Technological innovation
•	Industry dominance
•	Competitive products and services
•	Global scope
•	Long-term operating history
•	Consistent and sustainable long-term growth in dividends and earnings per share
•	Strong cash flow
•	High return on equity
•	Strong financial condition
•	Experienced and effective management
881

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Market risk
•	Large-capitalization investing risk
•	Investment style risk
•	Issuer risk
•	Foreign securities risk
•	Stock risk
•	Information technology sector risk
•	Managed portfolio risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Currency risk
•	Cybersecurity risk
•	Expense risk

•	Investment strategy risk
•	Liquidity risk
•	Mid-capitalization and small-capitalization investing risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is ClearBridge Investments, LLC (“ClearBridge”), with offices at 620 Eighth Avenue, New York, New York 10018. ClearBridge is an investment adviser that manages U.S. and international equity investment strategies for institutional and individual investors. ClearBridge has been committed to delivering long-term results through active management for more than 50 years, and bases its investment decisions on fundamental research and the insights of seasoned portfolio management teams.

The portfolio managers responsible for day-to-day operation of the Fund are Peter Bourbeau and Margaret Vitrano. Mr. Bourbeau and Ms. Vitrano have the ultimate authority to make Fund decisions.

882

Mr. Bourbeau is a Managing Director and Portfolio Manager of ClearBridge and has 29 years of investment industry experience. He joined ClearBridge or its predecessor in 1991. Previously, Mr. Bourbeau was a Director of Citigroup Global Markets Inc. (“CGMI”) and served as a Portfolio Manager at Smith Barney Asset Management.

Ms. Vitrano is a Managing Director and Portfolio Manager of ClearBridge and has 24 years of investment industry experience. Previously, she was a Senior Research Analyst for Information Technology and Communications at ClearBridge from 2007 to 2012. Ms. Vitrano joined ClearBridge or its predecessor in 1997. Previously, she was a Director of CGMI and a research analyst at Citigroup.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

883

JNL/DFA International Core Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to achieve long-term capital appreciation.

Principal Investment Strategies. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities. The Fund purchases a broad and diverse group of securities of non-U.S. companies with an increased exposure to smaller capitalization, lower relative price, and/or higher profitability companies relative to the International Universe. For purposes of the Fund, the Sub-Adviser defines the “International Universe” as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Sub-Adviser’s Investment Committee. The countries designated as approved markets will change from time to time. In addition, the countries in which the Fund actually holds investments will change from time to time. Although the Sub-Adviser does not intend to purchase securities not associated with an approved market, the Fund may acquire such securities in connection with corporate actions or other reorganizations or transactions with respect to securities that are held by the Fund from time to time. Also, the Fund may continue to hold investments in countries that are not currently designated as approved markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously approved markets. The Fund’s increased exposure to smaller capitalization, lower relative price, and/or higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Sub-Adviser considers different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics and other factors that the Sub-Adviser determines to be appropriate. For investments in small capitalization companies, the Sub-Adviser may consider a small capitalization company’s investment characteristics, with respect to other eligible companies, when making investment decisions and may exclude a small capitalization company when the Sub-Adviser determines it to be appropriate. In assessing a small company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. Under normal circumstances, the Sub-Adviser will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country in which the Fund invests. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time.

Under normal circumstances, the Fund intends to invest at least 40% of its assets in three or more non-U.S. countries by investing in securities of companies associated with such countries.

The Fund intends to purchase securities of companies associated with developed market countries that the Sub-Adviser has designated as approved markets. The Sub-Adviser determines company size on a country- or region-specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Fund to securities of the largest high relative price companies will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Fund’s allocation to securities of the largest high relative price companies is reduced will change due to market movements and other factors.

As of December 31, 2020, the Fund can invest in the following countries that have been designated as approved markets by the Sub-Adviser: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The countries designated as approved markets will change from time to time. In addition, the countries in which the Fund actually holds investments will change from time to time. Although the Sub-Adviser does not intend to purchase securities not associated with an approved market, the Fund may acquire such securities in connection with corporate actions or other reorganizations or transactions with respect to securities that are held by the Fund from time to time. Also, the Fund may continue to hold investments in countries that are not currently designated as approved markets, but had been authorized for investment in the past, and may reinvest distributions received in connection with such existing investments in such previously approved markets.

The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.

The Fund may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments,

884

the Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses. The Fund does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Foreign securities risk
•	Currency risk
•	Small-capitalization investing risk
•	Investment style risk
•	Profitability investment risk
•	Derivatives risk
•	Market risk
•	Managed portfolio risk
•	Company risk
•	Stock risk
•	Depositary receipts risk
•	Forward and futures contract risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Sub-Adviser’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Fund.

In attempting to respond to adverse market, economic, political, or other conditions, the Fund may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Fund’s principal investment strategies. In these circumstances, the Fund may be unable to achieve its investment objective.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Exchange-traded funds investing risk
•	Expense risk
•	Investment in other investment companies risk
•	Investment strategy risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk

885

•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Sub-Adviser has been engaged in the business of providing investment management services since May 1981. DFA is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The Sub-Adviser uses a team approach in managing investment portfolios. The investment team includes the Investment Committee of the Sub-Adviser, portfolio managers and trading personnel. The Investment Committee of the Sub-Adviser is composed primarily of certain officers and directors of the Sub-Adviser who are appointed annually. In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios managed by the Sub-Adviser based on the parameters established by the Investment Committee. The following individuals coordinate the efforts of all other portfolio managers and trading personnel with respect to the day-to-day management of the Fund.

William B. Collins-Dean is a Vice President and Senior Portfolio Manager of the Sub-Adviser. Mr. Collins-Dean has an MBA from the University of Chicago Booth School of Business and a BS from Wake Forest University. Mr. Collins-Dean joined the Sub-Adviser in 2014, has been a portfolio manager since 2016 and has been responsible for the Fund since June 2019.

Jed S. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Sub-Adviser as a portfolio manager in 2004 and has been responsible for the Fund since June 2019.

Mary T. Phillips is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined the Sub-Adviser in 2012, has been a portfolio manager since 2014, and has been responsible for the Fund since June 2019.

Bhanu P. Singh is a Vice President and Senior Portfolio Manager of the Sub-Adviser. Mr. Singh received his MBA from the University of Chicago Booth School of Business and his BA from the University of California, Los Angeles. Mr. Singh joined the Sub-Adviser originally in 2003, has been a portfolio manager since 2012 and has been responsible for the Fund since June 2019.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

886

JNL/DFA U.S. Core Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital appreciation.

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The Fund purchases a broad and diverse group of securities of U.S. companies with an increased exposure to smaller capitalization, lower relative price and/or higher profitability companies relative to the U.S. Universe. The Sub-Adviser generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. The Fund’s increased exposure to smaller capitalization, lower relative price, and/or higher profitability companies may be achieved by decreasing the allocation of the Fund’s assets to the larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. In assessing profitability, the Sub-Adviser considers different ratios, such as that of earnings or profits from operations relative to book value or assets. For investments in small capitalization companies, the Sub-Adviser may consider a small capitalization company’s investment characteristics, with respect to other eligible companies, when making investment decisions and may exclude a small capitalization company when the Sub-Adviser determines it to be appropriate. In assessing a small company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. Under normal circumstances, the Sub-Adviser will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country in which the Fund invests. The criteria the Sub-Adviser uses for assessing relative price, profitability, and investment characteristics are subject to change from time to time.

The percentage allocation of the assets of the Fund to securities of the largest U.S. high relative price companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the Fund’s allocation to securities of the largest U.S. high relative price companies is reduced will change due to market movements. The Sub-Adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that the Sub-Adviser determines to be appropriate.

The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Fund may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Small-capitalization investing risk
•	Investment style risk
•	Derivatives risk
•	Company risk
•	Managed portfolio risk
•	Market risk
•	Foreign regulatory risk
887

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Sub-Adviser’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Fund.

In attempting to respond to adverse market, economic, political, or other conditions, the Fund may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Fund’s principal investment strategies. In these circumstances, the Fund may be unable to achieve its investment objective.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Banking industry investment risk
•	Counterparty risk
•	Cybersecurity risk
•	Exchange-traded funds investing risk
•	Expense risk
•	Investment in other investment companies risk
•	Investment strategy risk

•	Large-capitalization investing risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Sub-Adviser has been engaged in the business of providing investment management services since May 1981. DFA is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The Sub-Adviser uses a team approach in managing investment portfolios. The investment team includes the Investment Committee of the Sub-Adviser, portfolio managers and trading personnel. The Investment Committee of the Sub-Adviser is composed primarily of certain officers and directors of the Sub-Adviser who are appointed annually. In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios managed by the Sub-Adviser based on the parameters established by the Investment Committee. The following individuals coordinate the efforts of all other portfolio managers and trading personnel with respect to the day-to-day management of the Fund.

Jed S. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Sub-Adviser as a portfolio manager in 2004 and has been responsible for the Fund since 2012.

888

Joel P. Schneider is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined the Sub-Adviser in 2011, has been a portfolio manager since 2013, and has been responsible for the Fund since April 2019.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

889

JNL/DFA U.S. Small Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to achieve long-term capital appreciation.

Principal Investment Strategies. The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small capitalization companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small capitalization company, the greater its representation in the Fund. The Sub-Adviser may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, relative price, profitability, investment characteristics and other factors that the Sub-Adviser determines to be appropriate. An equity issuer is considered to have a low relative price primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Sub-Adviser considers different ratios, such as that of earnings or profits from operations relative to book value or assets. For investments in small capitalization companies, the Sub-Adviser may consider a small capitalization company’s investment characteristics, with respect to other eligible companies, when making investment decisions and may exclude a small capitalization company when the Sub-Adviser determines it to be appropriate. In assessing a small company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. Under normal circumstances, the Sub-Adviser will seek to limit such exclusion to no more than 5% of the eligible small capitalization company universe in each country in which the Fund invests. The criteria the Sub-Adviser uses for assessing relative price, profitability, and investment characteristics are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of U.S. small capitalization companies. As of the date of this Prospectus, for purposes of the Fund, the Sub-Adviser considers small capitalization companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2020, the market capitalization of a small-capitalization company would be $8 billion or below. This threshold will change due to market conditions.

The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Fund may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Small-capitalization investing risk
•	Derivatives risk
•	Company risk
•	Foreign regulatory risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Stock risk

890

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). For purposes of the Fund, the Sub-Adviser considers small-capitalization companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. The Fund also may purchase securities of foreign issuers that are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Fund. Generally, it is the intention of the Fund to purchase the stock of eligible companies using a market capitalization weighted approach (see below).

The Fund intends to invest in the securities of eligible companies using a market capitalization weighted approach. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be modified by the Sub-Adviser for a variety of reasons. The Sub-Adviser may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics and other factors determined to be appropriate by the Sub-Adviser. An equity issuer is considered to have a low relative price primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Sub-Adviser considers different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The Sub-Adviser may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. The Sub-Adviser may exclude the stock of a company that meets applicable market capitalization criterion if the Sub-Adviser determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting. Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Furthermore, the Sub-Adviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings in securities received in connection with corporate actions.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in the Fund may be acquired in exchange for the issuance of shares. While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. On at least a semi-annual basis, the Sub-Adviser will identify companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Sub-Adviser’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

Generally, current income is not sought as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without

891

regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Sub-Adviser’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Fund.

In attempting to respond to adverse market, economic, political, or other conditions, the Fund may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Fund’s principal investment strategies. In these circumstances, the Fund may be unable to achieve its investment objective.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Exchange-traded funds investing risk
•	Expense risk
•	Financial services risk
•	Investment in other investment companies risk
•	Investment strategy risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Sub-Adviser has been engaged in the business of providing investment management services since May 1981. DFA is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The Sub-Adviser uses a team approach in managing investment portfolios. The investment team includes the Investment Committee of the Sub-Adviser, portfolio managers and trading personnel. The Investment Committee of the Sub-Adviser is composed primarily of certain officers and directors of the Sub-Adviser who are appointed annually. In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios managed by the Sub-Adviser based on the parameters established by the Investment Committee. The following individuals coordinate the efforts of all other portfolio managers and trading personnel with respect to the day-to-day management of the Fund.

Jed S. Fogdall is Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Sub-Adviser as a portfolio manager in 2004 and has been responsible for the Fund since September 2012.

Marc C. Leblond is a Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Leblond holds an MBA from the University of Chicago Booth School of Business and an MS and BS from Columbia University. Mr. Leblond joined the Sub-Adviser in 2015, has been a portfolio manager since 2017, and has been responsible for the Fund since April 2020.

Joel P. Schneider is Deputy Head of Portfolio Management, North America, a member of the Investment Committee, Vice President and a Senior Portfolio Manager of the Sub-Adviser. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined the Sub-Adviser in 2011, has been a portfolio manager since 2013, and has been responsible for the Fund since July 2015.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

892

JNL/DoubleLine® Core Fixed Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to maximize current income and total return.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed-income instruments mentioned above. “Fixed-Income instruments” include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including foreign subordinated or junior subordinated bank debt, including Tier 1 preferred or hybrid bank debt, and Tier 2 debt); mortgage-backed securities; asset-backed securities (“ABS”); foreign securities (corporate, currencies and government); emerging market securities (corporate, quasi-sovereigns and government); bank loans and assignments; ABS loans and other securities bearing fixed or variable interest rates of any or no maturity. Such Fixed-Income instruments may be indexed to inflation by certain issuers. In managing the Fund’s investments, under normal market conditions, the portfolio manager intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years, as calculated by DoubleLine. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

The Fund invests primarily in investment grade debt securities, but may invest up to 33 1/3% of its total assets in high-yield securities (“junk bonds”), bank loans or assignments rated BB+ or lower by Moody’s or equivalently rated by S&P Global Ratings, Fitch Inc., Kroll, DBRS, Morningstar, or any other NRSRO, or, if unrated, determined by DoubleLine to be of comparable quality. DoubleLine does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality. The Fund may invest up to 30% of its total assets in securities or derivatives denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 30% of its total assets in securities and instruments that are economically tied to emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as an institution in the World Bank Group or the United Nations, or an agency thereof, or is considered an emerging market country for purposes of constructing a major emerging market securities index. The Fund will invest up to 20% of its respective assets in any combination of mortgage-related and/or other asset-backed interest only, principal only or inverse floater securities.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities or ABS. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks, convertible securities and other equity related securities. The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Sub-Adviser and its affiliates. The Fund may invest in securities issued by companies in the financial services sector.

To the extent permitted by the Fund’s investment objectives and general investment policies, the Fund may invest in residual interest bonds without limitation. The term “residual interest bonds” generally includes tender option bond trust residual interest certificates and instruments designed to receive residual interest payments or other excess cash flows from collateral pools once other interest holders and expenses have been paid.

The Fund may invest in derivatives based on Fixed-Income Instruments.

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include consideration of:

•	security selection within a given sector;
•	relative performance of the various market sectors;
•	the shape of the yield curve; and
•	fluctuations in the overall level of interest rates.

DoubleLine utilizes active asset allocation in managing the Fund’s investments.

893

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio manager determines to take advantage of what the portfolio manager considers to be a better investment opportunity, when the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio manager perceives deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio manager’s sell target.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Call risk
•	Convertible securities risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Credit risk
•	Currency risk
•	Debt securities ratings risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Extension risk
•	Financial services risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Inflation-indexed securities risk
•	Interest rate risk
•	Investment in other investment companies risk
•	Investment strategy risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Mortgage-related and other asset-backed securities risk
•	Options risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Restricted securities risk
•	Settlement risk
•	Short sales risk
•	Swaps risk
•	Volatility risk
•	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund seeks to consistently add value relative to the Bloomberg Barclays U.S. Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Bloomberg Barclays U.S. Aggregate Bond Index.

894

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Asset-based securities risk
•	Counterparty risk
•	Currency management strategies risk
•	Cybersecurity risk
•	Event driven and special situations risk
•	Expense risk
•	Market risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Sovereign debt risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is DoubleLine Capital LP (“DoubleLine”), located at 505 N. Brand Boulevard, Suite 860, Glendale, California 91203. DoubleLine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. DoubleLine is an independent, employee-owned money management firm, founded in 2009. DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund. Information regarding the portfolio managers of the Fund is set forth below.

Jeffrey E. Gundlach is the founder and Chief Executive Officer of DoubleLine and DoubleLine Equity LP and is Chief Investment Officer of DoubleLine Capital. Mr. Gundlach has been Chief Executive Officer of DoubleLine Capital since its inception in December 2009 and of DoubleLine Equity since its inception in 2013. He is a graduate of Dartmouth College summa cum laude holding a BA in Mathematics and Philosophy. He attended Yale University as a PhD candidate in Mathematics.

Jeffrey J. Sherman has been the Deputy Chief Investment Officer of DoubleLine since June 2016 and a Portfolio Manager since September 2010. He participates on the Fixed Income Asset Allocation Committee and a portfolio manager for derivative-based and multi-asset strategies. He joined DoubleLine in December 2009. Prior to DoubleLine, he was a Senior Vice President at TCW where he worked as a portfolio manager and quantitative analyst focused on fixed-income and real-asset portfolios. Mr. Sherman assisted in developing real-asset strategies for TCW and was a portfolio manager overseeing several commodity funds. Prior to TCW, he was a statistics and mathematics instructor at both the University of the Pacific and Florida State University. Mr. Sherman holds a BS in Applied Mathematics from the University of the Pacific and a MS in Financial Engineering from the Claremont Graduate University. He is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

895

JNL/DoubleLine® Emerging Markets Fixed Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek high total return from current income and capital appreciation.

Principal Investment Strategies. Under normal circumstances, the Fund (for purposes of this section, the “Fund”) will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income instruments with exposure to emerging markets countries. These fixed-income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any or no maturity.

Generally, fixed-income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Sub-Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing economy by any supranational organization such as the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index. In addition, DoubleLine Capital LP (“Sub-Adviser”) has broad discretion to identify other countries that it considers to be emerging market countries. In determining whether an issuer of non-sovereign debt is in an emerging market country, the Sub-Adviser will generally look to the issuer’s “country of risk”, as classified in Bloomberg. Bloomberg’s determination of “country of risk” is based on a number of criteria, including country of domicile, country of primary listing, country of majority revenue, and reporting currency. The Sub-Adviser may also classify a non-sovereign issuer as an emerging market issuer on a basis other than Bloomberg’s “country of risk” classification.

The Fund will generally invest in at least four emerging market countries. In allocating investments among various emerging market countries, the Sub-Adviser attempts to analyze internal political, market and economic factors. These factors may include:

•	public finances;
•	monetary policy;
•	external accounts;
•	financial markets;
•	foreign investment regulations;
•	stability of exchange rate policy; and
•	labor conditions.

The Fund may invest in hybrid securities relating to emerging market countries. A third party or the Sub-Adviser may create a hybrid security by combining an income producing debt security and the right to receive payment based on the change in the price of an equity security.

The Fund may invest, without limitation, in fixed-income instruments of any credit quality, including those that at the time of investment are unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Corporate bonds and certain other fixed-income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity.

The Fund may invest up to 15% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the Sub-Adviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values. In addition, the Fund may invest in defaulted sovereign investments, including, for example, where the Sub-Adviser believes the expected debt sustainability of the country is not reflected in current market valuations. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest in derivatives, which are financial contracts whose values depend on changes in the value of one or more underlying assets, reference rates, or indexes. Derivatives include, among others, options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation or other credit event. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

896

In managing the Fund’s investments, under normal market conditions, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed-income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed-income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

The Fund may invest without limit in investments denominated in any currency, but currently expects to invest a substantial amount of its assets in investments denominated in the U.S. dollar.

The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described in its principal investment strategies by investing in other investment companies, such as exchange-traded funds.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, when the Sub-Adviser believes there are negative macro geopolitical considerations that may affect the issuer, when the Sub-Adviser determines to take advantage of a better investment opportunity, or when the individual security has reached the Sub-Adviser’s sell target. The Fund may lend its securities to increase its income.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Counterparty risk
•	Credit risk
•	Currency risk
•	Debt securities ratings risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Extension risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Government regulatory risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Investment in other investment companies risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Securities lending risk
•	Sovereign debt risk
•	Volatility risk
897

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Call risk
•	Concentration risk
•	Cybersecurity risk
•	Distressed securities risk
•	Expense risk
•	Investment strategy risk
•	Latin America concentration risk
•	Redemption risk
•	Regulatory investment limits risk
•	Settlement risk
•	Structured investments risk
•	Temporary defensive positions and large cash positions risk

A Note Regarding Debt Obligations. The terms debt security, debt obligation, bond, fixed-income instrument and fixed-income security can be used interchangeably. These terms should be considered to include any evidence of indebtedness, including, by way of example, a security or instrument having one or more of the following characteristics: a security or instrument issued at a discount to its face value, a security or instrument that pays interest at a fixed, floating, or variable rate, or a security or instrument with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. These terms are interpreted broadly to include any instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. For this purpose, the terms also include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is DoubleLine Capital LP (“DoubleLine”), located at 505 N. Brand Boulevard, Suite 860, Glendale, California 91203. DoubleLine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. DoubleLine is an independent, employee-owned money management firm, founded in 2009. DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund. Information regarding the portfolio managers of the Fund is set forth below.

Luz M. Padilla joined DoubleLine in 2009 as the Director of the Emerging Markets Group and is the lead Portfolio Manager. Ms. Padilla attended University of California at Berkeley as a fellow of the Robert A. Toigo Foundation and graduated with an MBA in 1994. Ms. Padilla received her BA in Economics in 1989 from Stanford University in Palo Alto, California.

Mark Christensen joined DoubleLine in 2009 as a Portfolio Manager and Senior Credit Analyst. Mr. Christensen graduated from Brigham Young University with a BS in Business Management with an emphasis in International Finance.

Su Fei Koo joined DoubleLine in 2009 as a Portfolio Manager and Senior Credit Analyst. Ms. Koo holds a BS in Business Administration from the University of Houston and an MBA in Finance from the University of Southern California.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

898

JNL/DoubleLine® Shiller Enhanced CAPE® Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return (capital appreciation and current income) which exceeds the total return of its benchmark.

Principal Investment Strategies. The Fund seeks to achieve its objective by looking to achieve total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector II ER USD Index (the “Index”).

The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to seek to provide additional long-term total return. The Fund uses investment leverage in seeking to provide both the Index return and the return on a portfolio of debt securities; it is likely that the Fund will have simultaneous exposures both to the Index and to debt securities, in each case in an amount potentially up to the value of the Fund’s assets. It is possible that the Fund could lose money at the same time on both its investments in debt securities and its exposure to the Index.

The Fund will normally use derivatives in an attempt to create an investment return approximating the Index’s return. For example, the Fund might enter into swap transactions or futures transactions designed to provide the Fund a return approximating the Index’s return. The transaction pricing of any swap transaction will reflect a number of factors, including the limited availability of the Index, that will cause the return on the swap transaction to underperform the Index. Please see “Note regarding Index-Based Swaps” below for more information. The Fund expects to use only a small percentage of its assets to attain the desired exposure to the Index because of the structure of the derivatives the Fund expects to use. As a result, use of those derivatives along with other investments will create investment leverage in the Fund’s portfolio. In certain cases, however, such derivatives might be unavailable or the pricing of those derivatives might be unfavorable; in those cases, the Fund might attempt to replicate the Index return by purchasing some or all of the securities comprising the Index at the time. If the Fund at any time invests directly in the securities comprising the Index, those assets will be unavailable for investment in debt instruments, and the Fund’s ability to pursue its investment strategy and achieve its investment objective may be limited.

To the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund expects to invest those assets in a portfolio of debt instruments managed by DoubleLine Capital LP (the “Sub-Adviser”) to seek to provide additional long-term total return.

The Shiller Barclays CAPE® US Sector II ER USD Index. The Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the “CAPE® Ratio”). The Index aims to identify undervalued sectors based on a modified CAPE® Ratio, and then uses a momentum factor to seek to reduce the risk of investing in a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector’s long-term total return.

The Index allocates an equally weighted notional long exposure to four U.S. sectors that are undervalued, as determined using the modified CAPE® Ratio. Each U.S. sector is represented by a sector ETF, which is an ETF in the family of Select Sector SPDR Funds or, in the case of the real estate sector, the iShares Dow Jones U.S. Real Estate Index Fund. Each month, the Index ranks ten U.S. sectors based on a modified CAPE® Ratio (a “value” factor) and a twelve-month price momentum factor (a “momentum” factor). The Index selects the five U.S. sectors with the lowest modified CAPE® Ratio — the sectors that are the most undervalued according to the CAPE® Ratio. Only four of these five undervalued sectors, however, end up in the Index for a given month, as the sector with the worst 12-month price momentum among the five selected sectors is eliminated. The Select Sector SPDR Funds are typically comprised of issuers represented in the S&P 500 Index. As of December 31, 2020, the issuers represented in the S&P 500 Index had market capitalizations ranging from $3.42 billion to $860.88 billion.

The classic CAPE® Ratio is used to assess equity market valuations and averages ten years of reported earnings to account for earnings and market cycles. Traditional valuation measures, such as the price-earnings (PE) ratio, by contrast, typically rely on earnings information from only the past year. The Index uses a modified version of the classic CAPE® Ratio to standardize the comparison across sectors. There can be no assurance that the Index will provide a better measure of value than more traditional measures, over any period or over the long term.

Through the Index, the Fund will have focused exposures to the sectors making up the Index. As of the date of this Prospectus, the eleven sectors making up the Index include: Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Materials, Technology, Utilities and Real Estate. As a result, the Fund’s net asset value may be affected to a greater degree by factors affecting those sectors or industries than a fund that invests more broadly.

899

Under normal circumstances, to the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund intends to invest those assets in a portfolio of debt instruments managed by the Sub-Adviser to seek to provide additional long-term total return. The Fund may invest directly in debt instruments; alternatively, the Sub-Adviser may choose to invest all or a portion of the Fund’s assets in one or more DoubleLine fixed-income funds. Debt instruments, in which the Fund may invest, include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) corporate obligations (including foreign hybrid securities); (iii) mortgage-backed securities (including commercial and residential mortgage-backed securities) and other asset-backed securities, collateralized mortgage obligations (“CMOs”), government mortgage pass-through securities, multiclass passthrough securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities), and inverse floaters; (iv) collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”); (v) foreign securities (corporate and government), including emerging market securities; (vi) bank loans and assignments and other fixed and floating rate loans (including, among others, senior loans, second lien or other subordinated or unsecured fixed or floating rate loans, delayed funding loans and revolving credit facilities); (vii) municipal securities and other debt obligations issued by states, local governments, and government-sponsored entities, including their agencies, authorities, and instrumentalities; (viii) inflation-indexed bonds; (ix) convertible securities; (x) preferred securities; (xi) Real Estate Investment Trust (“REIT”) securities; (xii) distressed and defaulted securities; (xiii) payment-in-kind bonds; (xiv) zero-coupon bonds; (xv) custodial receipts, cash and cash equivalents; (xvi) short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (xvii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

The Sub-Adviser may invest Fund assets in other DoubleLine funds from time to time in order to obtain the Fund’s desired investment exposure. Investing in other DoubleLine funds involves potential conflicts of interest. For example, the Sub-Adviser or its affiliates may receive fees based on the amount of assets invested in such other investment vehicles. This and other factors may give the Sub-Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund. To reduce this potential conflict of interest, the Sub-Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Sub-Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

The Fund’s portfolio of debt instruments will normally have an overall weighted average effective duration of not less than one year or more than eight years. Duration is a measure of the expected life of a fixed-income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a portfolio’s effective duration, the more sensitive it will be to changes in interest rates. The effective duration of the Fund’s portfolio of debt instruments may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the portfolio will always be within its target range.

The Fund may invest in debt instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization or unrated securities judged by the Sub-Adviser to be of comparable quality. Corporate bonds and certain other fixed-income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher-rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Sub-Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Fund may invest up to 5% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to movements in interest rates generally or the interest rate on another security or index. Because an inverse floater inherently carries financial leverage in its coupon rate, it can change very substantially in value in response to changes in interest rates. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. Holders of interest-only securities are entitled to receive only the interest on the underlying obligations but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying obligations. As a result, they are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.

The Fund may invest a portion of its net assets in debt instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed-income instruments, is classified as an emerging or developing economy by any supranational organization such as the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

900

The Fund may invest in other investment companies, including, for example, other open-end or closed-end investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Sub-Adviser and its affiliates. The Fund may engage in short sales, either to earn additional return or to hedge existing investments.

In managing the Fund’s debt instruments, under normal market conditions, the Sub-Adviser uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed-income markets and may include consideration of:

•	security selection within a given sector;
•	relative performance of the various market sectors;
•	the shape of the yield curve; and
•	fluctuations in the overall level of interest rates.

The Sub-Adviser also utilizes active asset allocation and monitors the duration of the Fund’s fixed-income securities to seek to mitigate the Fund’s exposure to interest rate risk.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s Sub-Adviser determines to take advantage of what the Sub-Adviser considers to be a better investment opportunity, when the Sub-Adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, or when the individual security has reached the Sub-Adviser’s sell target.

Note regarding Index-Based Swaps. In cases where a Fund enters into a swap transaction or other transaction based on an index, the transaction pricing will typically reflect, among other things, compensation to the index sponsor for the use of the index sponsor’s intellectual property and/or index data (“Intellectual Property”) in connection with the transaction. These costs may be significant and will cause the return on the Fund’s investment in a swap transaction or other transaction based on the index to underperform the index. Barclays Bank PLC, the sponsor of the Shiller Barclays CAPE® US Sector TR USD Index, has agreed that it will not charge DoubleLine Shiller Enhanced CAPE®’s swap counterparties, if any, more than 0.38% of the notional value of any swap transactions related to the Index, for the use of its Intellectual Property. The terms of these transactions may change over time without notice to shareholders.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Accounting risk
•	Asset-based securities risk
•	Company risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Counterparty risk
•	Credit risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Extension risk
•	Financial services risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward foreign currency exchange contracts risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Index investing risk
•	Indexed and inverse securities risk
•	Interest rate risk

901

•	Investment in other investment companies risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-related and other asset-backed securities risk
•	Municipal securities risk
•	Portfolio turnover risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Settlement risk
•	Short sales risk
•	Structured investments risk
•	U.S. Government securities risk
•	Volatility risk
•	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Currency risk
•	Cybersecurity risk
•	Expense risk
•	Inflation-indexed securities risk
•	Investment strategy risk
•	Redemption risk
•	Regulatory investment limits risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is DoubleLine Capital LP (“DoubleLine”), located at 505 N. Brand Boulevard, Suite 860, Glendale, California 91203. DoubleLine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. DoubleLine is an independent, employee-owned money management firm, founded in 2009. DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund. Information regarding the portfolio managers of the Fund is set forth below.

Jeffrey E. Gundlach is the founder and Chief Executive Officer of DoubleLine and DoubleLine Equity LP and is Chief Investment Officer of DoubleLine Capital. Mr. Gundlach has been Chief Executive Officer of DoubleLine Capital since its inception in December 2009 and of DoubleLine Equity since its inception in 2013. He is a graduate of Dartmouth College summa cum laude holding a BA in Mathematics and Philosophy. He attended Yale University as a PhD candidate in Mathematics.

902

Jeffrey J. Sherman has been the Deputy Chief Investment Officer of DoubleLine since June 2016 and a Portfolio Manager since September 2010. He participates on the Fixed Income Asset Allocation Committee and a portfolio manager for derivative-based and multi-asset strategies. He joined DoubleLine in December 2009. Prior to DoubleLine, he was a Senior Vice President at TCW where he worked as a portfolio manager and quantitative analyst focused on fixed-income and real-asset portfolios. Mr. Sherman assisted in developing real-asset strategies for TCW and was a portfolio manager overseeing several commodity funds. Prior to TCW, he was a statistics and mathematics instructor at both the University of the Pacific and Florida State University. Mr. Sherman holds a BS in Applied Mathematics from the University of the Pacific and a MS in Financial Engineering from the Claremont Graduate University. He is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

903

JNL/DoubleLine® Total Return Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to maximize total return.

Principal Investment Strategies. Under normal circumstances, the Fund intends to invest more than 50% of its net assets in residential and commercial mortgage-backed securities. These investments may include mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by DoubleLine Capital LP, the Fund’s sub-adviser (“Sub-Adviser”) to be of comparable quality. These investments also include, among others, government mortgage pass-through securities, CMOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (interest-only and principal-only securities) and inverse floaters.

Since the Fund’s inception, the Fund has historically invested substantially all of its assets in the mortgage-backed securities described above; short-term investments, such as notes issued by U.S. Government agencies and shares of money market funds; and, from time to time, other asset-backed backed obligations, collateralized loan obligations, collateralized debt obligations, and obligations of the U.S. Government and its agencies, instrumentalities, sponsored corporations. The Fund may invest in other instruments as part of its principal investment strategies as described below, but it has not historically done so and there can be no assurance it will do so in the future.

In managing the Fund’s portfolio, the Sub-Adviser typically uses a controlled-risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Sub-Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.

Under normal circumstances, the Fund intends to invest at least 80% of its assets (net assets plus the amount of borrowings made for investment purposes) in bonds. Bonds include bonds, debt securities, and other fixed income instruments issued by governmental or private-sector entities.

Generally, bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Sub-Adviser interprets the term broadly as an instrument or security evidencing what is commonly referred to as an “IOU” rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds and fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33⅓% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Sub-Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation or other credit event. The Fund may enter into a credit default swap on either side (making such a stream of payments or agreeing to provide the specified return).

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to movements in interest rates generally or the interest rate on another security or index. Because an inverse floater inherently carries financial leverage in its coupon rate, it can change very substantially in value in response to changes in interest rates. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. Holders of interest-only securities are entitled to receive only the interest on the underlying obligations but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying obligations. As a result, interest-only and principal-only securities are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.

904

The Sub-Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

Portfolio securities may be sold at any time. By way of example, sales may occur when the Sub-Adviser determines to take advantage of what the Sub-Adviser considers to be a better investment opportunity, when the Sub-Adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, or when the Sub-Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Asset-based securities risk
•	Collateralized debt obligations risk
•	Counterparty risk
•	Credit risk
•	Derivatives risk
•	Extension risk
•	Financial services risk
•	Fixed-income risk
•	Foreign regulatory risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Model risk
•	Mortgage-related and other asset-backed securities risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Settlement risk
•	U.S. Government securities risk
•	Volatility risk
905

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Income risk
•	Investment strategy risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is DoubleLine Capital LP (“DoubleLine”), located at 505 N. Brand Boulevard, Suite 860, Glendale, California 91203. DoubleLine is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. DoubleLine is an independent, employee-owned money management firm, founded in 2009. DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund. Information regarding the portfolio managers of the Fund is set forth below.

Jeffrey E. Gundlach is the founder and Chief Executive Officer of DoubleLine and DoubleLine Equity LP and is Chief Investment Officer of DoubleLine Capital. Mr. Gundlach has been Chief Executive Officer of DoubleLine Capital since its inception in December 2009 and of DoubleLine Equity since its inception in 2013. He is a graduate of Dartmouth College summa cum laude holding a BA in Mathematics and Philosophy. He attended Yale University as a PhD candidate in Mathematics.

Ken Shinoda joined DoubleLine at inception in 2009. Mr. Shinoda is Chairman of the Structured Products Committee and oversees the non-Agency RMBS team specializing in investing in non-Agency mortgage-backed securities, residential whole loans and other mortgage-related opportunities. He is co-Portfolio Manager on the Total Return, Opportunistic Income, Opportunistic MBS and Strategic MBS strategies. He is also lead Portfolio Manager overseeing the Mortgage Opportunities private funds. Mr. Shinoda is also a permanent member of the Fixed Income Asset Allocation Committee, as well as, participating in the Global Asset Allocation Committee. Prior to DoubleLine, Mr. Shinoda was Vice President at TCW where he worked in portfolio management and trading from 2004-2009. He holds a BS in Business Administration from the University of Southern California and is a CFA® charterholder.

Mr. Hsu joined DoubleLine at its inception in 2009. He is a portfolio manager for the DoubleLine Total Return and ABS/Infrastructure Income strategies. Mr. Hsu is a permanent member of the Fixed Income Asset Allocation and Structured Product Committees. He holds a BS in Finance from the University of Southern California and is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

906

JNL/Fidelity Institutional Asset Management® Total Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a high level of current income.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in debt securities of all types and repurchase agreements for those securities. The Fund may invest up to 20% of its assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as “high yield debt securities” or “junk bonds”).

FIAM LLC, the Fund’s sub-adviser (“Sub-Adviser”), uses the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) as a guide in allocating the Fund’s assets across the investment-grade, high yield, and emerging market asset classes. The Sub-Adviser manages the Fund to have similar overall interest rate risk to the Index.

The Sub-Adviser may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser allocates the Fund’s assets among different asset classes, different market sectors (for example, corporate, asset-backed, or government securities), and different maturities based on Sub-Adviser’s view of the relative value of each sector or maturity.

The Sub-Adviser considers other factors when selecting the Fund’s investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the Fund’s exposure to various risks, including interest rate risk, the Sub-Adviser considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, information on the Fund’s competitive universe and internal views of potential future market conditions.

The Sub-Adviser may engage in transactions that have a leveraging effect on the Fund, including investments in derivatives, regardless of whether the Fund may own the asset, instrument, currency, or components of the index underlying the derivative, and forward-settling securities. The Sub-Adviser may invest a significant portion of the Fund’s assets in these types of investments. If the Fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The Fund’s derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), forwards, and futures contracts (both long and short positions) on securities, other instruments, indexes, or currencies. Depending on the Sub-Adviser’s outlook and market conditions, the Sub-Adviser may engage in these transactions to increase or decrease the Fund’s exposure to changing security prices, interest rates, credit qualities, foreign exchange rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, currency, or index.

In selecting foreign securities, the Sub-Adviser’s analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. The Sub-Adviser may also consider an issuer’s potential for success in light of its current financial condition, its industry position, and economic and market conditions.

To earn additional income for the Fund, the Sub-Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Foreign securities risk
•	Issuer risk
•	Leverage risk

907

•	Prepayment risk
•	Derivatives risk
•	Reverse repurchase agreements risk
•	Counterparty risk
•	Managed portfolio risk
•	Swaps risk
•	Forward and futures contract risk
•	Options risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Currency risk
•	Currency management strategies risk
•	Currency transaction risk
•	Cybersecurity risk
•	Emerging markets and less developed countries risk
•	Extension risk
•	Income risk
•	Investment strategy risk
•	Market risk
•	Mortgage-related and other asset-backed securities risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is FIAM LLC (“FIAM”), 900 Salem Street, Smithfield, Rhode Island 02917. FIAM is an indirectly held, wholly owned subsidiary of FMR LLC.

The Fund is managed on a team basis. The individual members of the team that are primarily responsible for the day-to-day management of the Fund’s portfolio are:

Alexandre Karam is a portfolio manager in the High Income division at Fidelity Investments. In this role, Mr. Karam manages portfolios across retail and institutional assets. Prior to assuming his current responsibilities, Mr. Karam was a research analyst, focused primarily on distressed credits across a variety of industries. Before joining Fidelity in 2016, Mr. Karam was a vice president at Paulson & Company. Before that, he was an analyst at Goldman Sachs and Morgan Stanley. He has been in the financial industry since 2005. Mr. Karam earned his bachelor of arts degree in economics and bachelor of science degree in electrical engineering from Stanford University. He also earned his master of science degree in electrical engineering from Stanford University and his master of business administration from Harvard Business School.

Jeffrey Moore is a portfolio manager in the Fixed Income division at Fidelity Investments. In this role, Mr. Moore manages portfolios across retail and institutional assets. Additionally, he is a presenting member to Fidelity’s Asset Allocation Committee. Prior to assuming his current position, Mr. Moore was a fixed income analyst assigned to several sectors, including sovereign debt, energy, real estate investment trusts (REITs), banks, and Canada. Before joining Fidelity in 1995, Mr. Moore worked at Dominion Bond Rating Service in Toronto and Canada’s Department of Finance. Mr. Moore was selected into the Accelerated Economist Training Program, serving at the Treasury Board and at the Privy Council Office. He has been in the financial industry since 1990. Mr. Moore earned his bachelor of arts degree, with honors, in economics from the University of Western Ontario and his master’s degree in economics from the University of Waterloo. He is also a CFA charterholder.

908

Celso Muñoz is a portfolio manager in the Fixed Income division at Fidelity Investments. In this role, Mr. Muñoz manages portfolios across retail and institutional assets and serves as a member of the bond division’s Core/Core Plus team. Prior to assuming his current position, Mr. Muñoz was a research analyst responsible for covering the insurance and government-sponsored enterprise (GSE) industries. Previously, he served as a research analyst in the Equity division, where he most recently covered life insurance stocks and previously covered specialty pharmaceuticals, generic pharmaceuticals, and drug wholesaler stocks. Before joining Fidelity in 2005, Mr. Muñoz was an associate at Deutsche Bank. In this capacity, he was a member of the Mergers & Acquisitions group within the firm’s investment banking practice. He has been in the financial industry since 1999. Mr. Muñoz earned his bachelor of science degree in economics, with a concentration in finance as well as public policy management, from the University of Pennsylvania and his master of business administration degree from Harvard Business School. He is also a CFA charterholder.

Ford O’Neil is a portfolio manager in the Fixed Income division at Fidelity Investments. In this role, Mr. O’Neil manages various retail and institutional taxable bond funds and portfolios. Prior to assuming his current position in August 1992, Mr. O’Neil was an analyst in Fidelity’s Asset Management division. In this capacity, he was responsible for the electric utility sector. Before joining Fidelity in 1989, Mr. O’Neil was an associate in the Investment Banking department at Advest, Inc, where he advised corporations on capital raising. He has been in the financial industry since 1985. Mr. O’Neil earned his bachelor of arts degree in government from Harvard College and his master of business administration degree from The Wharton School at the University of Pennsylvania.

Michael Weaver is a portfolio manager in the High Income division at Fidelity Investments. In this role, Mr. Weaver manages portfolios across retail and institutional assets. Prior to assuming his current role, Mr. Weaver was a research analyst covering various sectors including media, cable, satellite and the automotive sector. He also served as portfolio manager of the Fidelity Select Automotive Fund. Before joining Fidelity in 2005, he worked as a research analyst at Janus Capital Group from 2003 to 2005, an investment banking associate at J.P. Morgan from 2000 to 2003, and an investment banking analyst at Barclays Capital from 1998 to 2000. He has been in the financial industry since 1998. Mr. Weaver earned his bachelor of science degree in economics from the Wharton School at the University of Pennsylvania.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

909

JNL/First Sentier Global Infrastructure Fund

(formerly, JNL/First State Global Infrastructure Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return through growth of capital and inflation-protected income.

Principal Investment Strategies. The Fund, under normal market conditions, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% —unless market conditions are not deemed favorable by the Fund’s sub-adviser, in which case the Fund would invest at least 30%) in non-U.S. infrastructure companies.

The Fund defines an infrastructure company as one that exhibits the characteristics of high barriers to entry, strong pricing power, predictable cash flows and sustainable growth. The Fund defines infrastructure assets, among other things, as the physical structures, networks and systems of transportation, energy, water, waste, and communication. Given the evolving nature of the global listed infrastructure market, the Fund may hold securities outside of the above sectors as long as they meet the Fund’s definition of an infrastructure company.

The Fund seeks to invest in the securities of companies which have high barriers to entry, strong pricing power, sustainable growth and predictable cash flows.

The equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of any size market capitalizations. The foreign securities in which the Fund may invest include, but not limited to, depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in initial public offerings (“IPOs”).

The Fund may invest without limit in stapled securities to gain exposure to infrastructure companies in Australia. A stapled security, is a security that is comprised of two parts – a trust and a share of a company – that cannot be separated from one another, and must be treated as one unit at all times (such as when buying or selling a security). The value of stapled securities and the income derived from them may fall as well as rise. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

The Fund may invest in real estate investment trusts (“REITs”) and in limited partnerships and master limited partnerships (“MLPs”) listed on a domestic or foreign exchange that meet the Fund’s definition of an infrastructure company.

The Fund may invest in Rule 144A and Regulation S securities. Rule 144A securities are securities offered as exempt from registration with the Securities and Exchange Commission (“SEC”) but are typically treated as liquid securities because there is a market for such securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended.

The Fund’s investment strategy is based on active, bottom-up stock selection which seeks to identify mispricing. The strategy seeks to minimize risk through on-the-ground research, a focus on quality, and sensible portfolio construction. First Sentier Investors (Australia) IM Ltd, the Fund’s sub-adviser (the “Sub-Adviser”) integrates a rigorous stock selection process with strict portfolio management risk controls. Securities within the Fund’s wider investment universe are screened for infrastructure characteristics, thoroughly analyzed, and then ranked by value and quality. This provides an indication of the portfolio holdings, as derived from a purely bottom-up basis. The Fund is then constructed, based primarily on these rankings. Regional and sector risks are also monitored as a risk management overlay. This aims to ensure appropriate portfolio diversification along both country and sector lines.

The Sub-Adviser’s sell discipline is driven by a security moving to a lower position within their value and quality ranking system. This can occur through:

•	A rise in a company’s share price, leading to decreased upside potential and a lower value ranking.
•	A downgrade in a company’s discounted cash flow valuation, leading to lower value ranking.
•	A downgrade of a company’s quality score, leading to a lower quality ranking.
910

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions. This may result in the Fund not achieving its investment objective during that period.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Infrastructure companies risk
•	Equity securities risk
•	Company risk
•	Stock risk
•	Sector risk
•	Market risk
•	Investment strategy risk
•	Managed portfolio risk
•	Foreign regulatory risk
•	Foreign securities risk
•	European investment risk
•	Emerging markets and less developed countries risk
•	Currency risk
•	Stapled securities risk
•	Master limited partnership risk
•	Regulation S securities risk
•	Rule 144A securities risk
•	Investments in IPOs risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	Natural resource related securities risk
•	Real estate investment risk
•	Accounting risk
•	Issuer risk
•	Depositary receipts risk
•	Preferred stock risk
•	Concentration risk
•	Volatility risk
•	Liquidity risk
•	Portfolio turnover risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
911

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is First Sentier Investors (Australia) IM Ltd (“First Sentier”), which is located at Level 5, Tower 3, International Towers, 300 Barangaroo Avenue, Barangaroo NSW 2000 Australia, and has been engaged as Sub-Adviser to manage the investments of the Fund since August 2018. First Sentier is an Australian domiciled investment adviser regulated by the Australian Securities and Investments Commission and registered with the SEC.

Peter Meany is Head of Global Listed Infrastructure at First Sentier. Mr. Meany is responsible for managing infrastructure securities on behalf of institutional and wholesale clients in Asia-Pacific, Europe, the Middle East and North America. Since establishing the strategy in 2007, he has built a high quality team of infrastructure specialists and delivered consistent outperformance through a wide range of market conditions.

Mr. Meany has more than 20 years’ experience in the infrastructure industry. Prior to his time at First Sentier, he was responsible for research coverage of the Infrastructure & Utilities sectors at Credit Suisse (Australia). Mr. Meany also gained experience at Credit Suisse as an analyst in the telecoms and energy sectors. He started his career as an analyst at Macquarie Equities when the infrastructure sector was in its infancy. Mr. Meany holds a Bachelor Economics (Finance) from Macquarie University.

Andrew Greenup is Deputy Head of Global Listed Infrastructure and a Senior Portfolio Manager. Mr. Greenup co-founded the Global Listed Infrastructure Fund in 2007. He brings to this role 20 years’ investment experience, a strong stock picking track record and portfolio management experience. In 2005, Mr. Greenup joined First Sentier as a senior analyst in the Australian Equities - Core team.

Prior to his time at First Sentier, Mr. Greenup worked at Allianz Global Investors as a senior analyst in Australian equities. Before funds management, Andrew worked at Credit Suisse First Boston as an equities analyst for eight years. During his time in financial markets, Andrew has researched a broad cross section of industries including Infrastructure, Utilities, Transportation, Developers & Contractors, Retailing, Food & Beverages, Gaming, Media, Insurance and Diversified Financials.

Mr. Greenup holds a Bachelor Business (First Class Honours) from the Queensland University of Technology (QUT) and was awarded the QUT University medal. He has completed a Graduate Diploma in Applied Finance & Investment from the Financial Services Institute of Australasia and a Postgraduate Diploma in International Relations from Macquarie University. He is an Associate of the Australian Institute of Company Directors, a Fellow of the Financial Services Institute of Australia, and a member of the Australian Institute of International Affairs.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

912

JNL/Franklin Templeton Global Multisector Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total investment return consisting of a combination of interest income, capital appreciation, and currency gains.

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government agencies and government-related or corporate issuers located anywhere in the world, including developing markets (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures and may be denominated and issued in the local currency or in another currency. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities. In addition, the Fund’s assets will be invested in issuers located in at least three countries (including the U.S.); the Fund’s investments will generally be invested outside the United States.

The Fund may invest in fixed-income and debt securities of any maturity or credit quality and does not attempt to maintain any pre-set average portfolio maturity or duration. The average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the Sub-Adviser’s outlook on changing market, economic, and political conditions.

For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed-income instruments mentioned above. “Fixed-income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Bonds represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. The Fund may buy bonds rated in any category, including securities in default. Bonds rated in the top four rating categories by at least one independent rating agency, such as S&P Global Ratings or Moody’s Investors Service (“Moody’s”), are considered to be “investment grade.” However, ratings by the independent rating agencies are relative and subjective, are not absolute standards of quality, and do not evaluate the market risk of securities. Securities rated BB or lower by S&P Global Ratings or Ba or lower by Moody’s or are unrated but determined to be of comparable quality are considered to be below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the greater risk of default or of price fluctuations due to changes in the issuer’s creditworthiness. Such lower rated but higher yielding securities are sometimes referred to as “junk bonds.” If, subsequent to its purchase a security is downgraded in rating or goes into default, the Fund will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

Many debt securities of non-U.S. issuers, and especially developing market issuers, are rated below investment grade or are unrated so that their selection depends on the Sub-Adviser’s internal analysis.

The Fund may invest in asset-backed securities, mortgage-backed securities and mortgage dollar rolls. An asset-backed security is a security backed by loans, leases, and other receivables. A mortgage-backed security is an interest in a pool of mortgage loans made by and packaged or “pooled” together by banks, mortgage lenders, various governmental agencies and other financial institutions for sale to investors to finance purchases of homes, commercial buildings and other real estate.

For purposes of pursuing its investment goal, the Fund regularly enters into currency-related transactions involving certain derivative instruments, principally currency and cross currency forwards, but it may also invest in currency and currency index futures contracts and currency options. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may also represent, from time to time, a large component of the Fund’s investment returns. The use of derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures); swap agreements (which may include interest rate and credit default swaps); and options on interest rate or bond futures; and options on interest rate swaps. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, interest rates and other market factors. By way of example, when the Sub-Adviser believes that

913

the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Fund could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to be paid by the Fund under the contract, the Fund will recognize a gain. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”).

A currency forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Fund believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross currency forward will tend to reduce or eliminate exposure to the currency that is sold, and add or increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. When used for hedging purposes, a cross currency forward will protect the Fund against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or asset. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate and credit default swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “buyer” of the credit default swap, the Fund is purchasing the obligation of its counterparty to offset losses the Fund could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Fund may be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in any derivative transactions.

The Fund also may invest a portion of its assets in corporate loans made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers and that typically have floating interest rates. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as LIBOR or the Prime Rate.

The Sub-Adviser allocates the Fund’s assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. The Sub-Adviser may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the Sub-Adviser believe another security is a more attractive investment opportunity.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

Investments in equity and equity-related securities in the Greater China region and India will expose the Fund to that country’s market, currency, and other risks, including volatility and structural risks. As a result, investments in the Greater China region and India may be volatile.

914

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Fixed-income risk
•	Foreign securities risk
•	Currency risk
•	Currency management strategies risk
•	Non-hedging foreign currency trading risk
•	Interest rate risk
•	Income risk
•	Emerging markets and less developed countries risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Credit risk
•	Corporate loan, sovereign entity loan, and bank loan risk

•	Debt securities ratings risk
•	Inflation-indexed securities risk
•	China and India country specific risk
•	Liquidity risk
•	Sovereign debt risk
•	Managed portfolio risk
•	Non-diversification risk
•	Concentration risk
•	Derivatives risk
•	Swaps risk
•	Hedging instruments risk
•	Currency transaction risk
•	Foreign exchange and currency derivatives trading risk
•	Forward foreign currency exchange contracts risk
•	Counterparty risk
•	Settlement risk
•	Foreign regulatory risk
•	Government regulatory risk
•	LIBOR replacement risk
•	Investment in money market funds risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Forward and futures contract risk
•	Investment strategy risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk

915

•	Securities lending risk
•	Temporary defensive positions and large cash positions risk
•	TIPS and inflation-linked bonds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.

The Fund is managed by the Sub-Adviser’s professional investment team focused on investments in government and sovereign debt. The portfolio managers responsible for the Fund are:

Michael Hasenstab Ph.D. (Executive Vice President, Portfolio Manager, and Chief Investment Officer, Templeton Global Macro of Franklin Advisers) has been a lead portfolio manager of the Fund since its inception in 2011. Dr. Hasenstab is executive vice president and chief investment officer for Templeton Global Macro, which conducts in-depth global macroeconomic analysis covering thematic topics, regional and country analysis, and interest rate, currency and sovereign credit market outlooks. Templeton Global Macro offers global, unconstrained investment strategies through a variety of investment vehicles ranging from retail mutual funds to unregistered, privately offered hedge funds. Dr. Hasenstab is a portfolio manager for a number of funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund. In addition, Dr. Hasenstab is economic advisor to the CEO of Franklin Resources, Inc., providing his perspective and insight through the lens of Templeton Global Macro. Dr. Hasenstab has worked and traveled extensively abroad, with a special focus on Asia. Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master’s degree in economics of development from the Australian National University and a B.A. in international relations/political economy from Carleton College in the United States.

Christine Yuhui Zhu (Vice President, Portfolio Manager, Director of Portfolio Construction and Quantitative Analysis of Templeton Global Macro of Franklin Advisers) is a portfolio manager for several funds and separate accounts. Ms. Yuhui Zhu leads the team’s quantitative research and is responsible for developing strategies and procedures for portfolio construction, risk management, and dispersion management. Ms. Yuhui Zhu joined Franklin Templeton in 2007. Ms. Yuhui Zhu holds an M.B.A. with investment focus from the University of California at Berkeley, and earned her M.S. in computer science and engineering from the University of Notre Dame. She is fluent in mandarin Chinese.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

916

JNL/Franklin Templeton Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term total return that is consistent with an acceptable level of risk.

Principal Investment Strategies. The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries.

Under normal market conditions, Franklin Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), uses a flexible allocation approach when allocating the Fund’s assets among the broad asset classes of equity and fixed-income investments.

When selecting equity investments, the Sub-Adviser considers foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value).

When selecting fixed-income investments, the Sub-Adviser focuses primarily on maximizing income appropriate to the Fund’s risk profile and considers the duration and maturity of its investments. The Fund may also invest in fixed income securities of any credit rating, including below investment grade or “junk” bonds.

In determining an optimal mix of the equity and fixed income asset classes for the Fund, the Sub-Adviser assesses changing economic, market and industry conditions. The Sub-Adviser allocates among strategies using a top-down approach, taking into account market conditions, risk factors, diversification, liquidity, transparency and other investment options, among other things.

As part of these equity and fixed-income investments, the Sub-Adviser may invest up to 10% of the Fund’s assets in mutual funds or exchange-traded funds (“ETFs”), including those advised by the Sub-Adviser or its affiliates. Such mutual funds or ETFs may invest in a variety of U.S. and foreign equity and fixed income securities of any rating that may employ a growth or value investment style.

The Fund may also invest in derivative instruments. The Fund regularly uses currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Fund also may, from time to time, use a variety of equity-related derivatives, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may, from time to time, use credit default swaps and options on credit default swaps and interest rate derivatives, including interest rate swaps and interest rate/bond futures contracts, and options on interest rate/bond futures and on interest rate swaps (swaptions) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries, currencies or durations.

Emerging markets countries are those countries that are in the initial stages of their industrial cycles.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Fixed-income risk
•	Foreign securities risk
•	Emerging markets and less developed countries risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization and small-capitalization investing risk

917

•	Credit risk
•	Investment in other investment companies risk
•	Foreign regulatory risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Company risk
•	Concentration risk
•	Counterparty risk
•	Currency risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s and Sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. They have equal authority over all aspects of the Fund’s investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

The sub-sub-adviser to the Fund is Templeton Global Advisors Limited (“Global Advisors”), Lyford Cay, Nassau, Bahamas.

Tom Nelson, CFA, CAIA (Senior Vice President and Director of Portfolio Management, Multi-Asset Solutions of Franklin Advisers), is a member of the Investment Strategy and Research Committee (“ISRC”). Mr. Nelson is portfolio manager for a number of funds offered for sale in various jurisdictions. He is lead portfolio manager for number of Franklin strategies. Mr. Nelson joined Franklin Templeton Investments in 2007 and co-founded the firm’s quantitative research services group upon joining the company. He moved to Multi-Asset Solutions of Franklin Advisers in 2009. Prior to working at Franklin Templeton, Mr. Nelson worked for Bloomberg LP from 1991 to 2007, where he was most recently manager of the Americas market specialist teams. Mr. Nelson holds a B.S. in accounting from the University of Delaware. He is a Chartered Financial Analyst (“CFA”) Charterholder and a Chartered Alternative Investment Analyst (“CAIA”) charterholder. He is a member of the CFA Institute, the New York Society of Security Analysts and the Chartered Alternative Investment Analyst Association.

918

Wylie Tollette, CFA, CPA (Executive Vice President and Head of Client Investment Solutions, Multi-Asset Solutions of Franklin Advisers), oversees client investment solution development for Franklin’s multi-asset platform. Mr. Tollette and his team partner closely with the company’s global distribution groups on all multi-asset solutions opportunities across a broad range of clients. Prior to rejoining Franklin Templeton, Mr. Tollette served as chief operating investment officer at CalPERS, the largest defined benefit public pension fund in the U.S. There, he helped lead initiatives focused on enhancing the portfolio and investment decision-making process, engaged the CalPERS Board and various constituents, and helped redesign the asset allocation and investment strategy committee. Mr. Tollette was also responsible for the investment performance and risk analytics, investment policy, investment manager engagement, operations, compliance, and business planning areas. Prior to his time at CalPERS, Mr. Tollette worked at Franklin Templeton for almost 20 years, including as head of the Performance Analytics and Investment Risk Group, which was responsible for collaboratively defining, measuring, and managing investment risk and performance across all Franklin Templeton products and clients. Mr. Tollette received a B.S. from the University of California, Davis and received his Master of Science in finance from the University of London. He is a Chartered Financial Analyst (“CFA”) charterholder and is a member of the CFA Association of Sacramento and San Francisco. He has served on a number of the CFA Institute’s committees, including the GIPS® Technical committee. He also holds a CPA designation and is a member of the American Institute of Certified Public Accountants.

Edward D. Perks, CFA (President and Chief Investment Officer, Multi-Asset Solutions of Franklin Advisers) has been a manager of the Fund since its inception. Mr. Perks joined Franklin Templeton Investments in 1992. Prior to his current role, he served as the chief investment officer of Franklin Templeton Equity, with oversight of several Franklin Templeton equity teams. He has also served as CIO-Franklin Equity Group (FEG), an evolution from his previous role as director of portfolio management. During his tenure with the firm, his experience has included equity, convertibles and high yield research across a wide range of industries. Mr. Perks holds a B.A. in economics and political science from Yale University. He is a Chartered Financial Analyst (CFA) charterholder, a member of the CFA Institute, and the Security Analysts of San Francisco (SASF).

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

919

JNL/Franklin Templeton Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategies. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund has significant ability to invest in a broad range of investments and may shift its investments from one asset class to another based on the Sub-Adviser’s analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stock, including those with dividend yields the Sub-Adviser believes are attractive. In its search for growth opportunities, the Fund maintains the flexibility, based on economic conditions, to invest in common stocks of companies from a variety of industries but from time to time, based on economic conditions, the Fund may have significant investments in certain sectors, particularly healthcare and financials.

Debt securities obligate the issuer to repay a loan of money at a future date and generally provides for the payment of interest on the amount borrowed to the bond or note holders. Debt securities include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, zero coupon bonds, notes, and short-term debt instruments. Bond investments may include U.S. and foreign corporate debt, U.S. Treasuries and foreign government bonds. Debt securities tend to increase in value when interest rates decline and decrease in value when interest rates rise. Lower-rated debt securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks, and securities convertible into common stock, are examples of equity securities. The Fund may invest in convertible securities without regard to the ratings assigned by the rating services.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes called “junk bonds”), including a portion in defaulted securities. Securities rated in the top four ratings categories by independent rating organizations such as S&P Global Ratings and Moody’s Investors Service (“Moody’s”) are considered investment grade. Securities rated Ba or lower by Moody’s or BB or lower by S&P Rating Services are considered to be below investment grade. If, subsequent to its purchase a security is downgraded in rating or goes into default, the Fund will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company. The Fund may lend its securities to increase its income.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. In analyzing both corporate debt and equity securities, the Sub-Adviser considers a variety of factors, including:

•	a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;
•	the experience and strength of the company’s management;
•	the company’s changing financial condition and market recognition of the change;
•	the company’s sensitivity to changes in interest rates and business conditions; and
•	the company’s debt maturity schedules and borrowing requirements.

With respect to debt and equity securities in the utilities industry, the Sub-Adviser considers the effects of the regulatory environment on utilities companies. The Sub-Adviser also considers a company’s price-earnings ratio, profit margins and liquidation value. It generally performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating organizations.

The Fund may invest up to 25% of its net assets in equity-linked notes (“ELNs”). ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form. The Fund may engage in all types of ELNs, including those that: (1) provide for protection of the Fund’s principal in exchange for limited participation in the appreciation of the underlying securities, and (2) do not provide for such protection and subject the Fund to the risk of loss of the Fund’s principal investment. ELNs can provide the Fund with an efficient investment tool that may be less expensive than investing directly in the underlying securities and the related equity derivative. The Fund may also buy and sells exchange-traded funds (“ETFs”) and options on ETFs.

920

The Fund may, from time to time, use a variety of equity-related derivatives and complex equity securities, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes, options on equity index futures and equity-linked notes, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may use interest rate-related derivatives, including interest rate swaps and interest rate and/or bond futures contracts (including U.S. Treasury futures contracts) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The Fund also may, from time to time, use currency-related derivatives, such as forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks, and credit-related derivatives, such as credit default swaps and options on credit default swaps, to hedge (protect) against credit risks. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries or durations.

The Fund may invest in securities issued by companies in the financial services sector. An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Equity securities risk
•	Fixed-income risk
•	Market risk
•	Investment style risk
•	Investment strategy risk
•	Managed portfolio risk
•	Credit risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Income risk
•	Debt securities ratings risk
•	Convertible securities risk
•	Equity-linked notes (ELNs) risk
•	Concentration risk
•	Sector risk
•	Financial services risk
•	Foreign securities risk
•	U.S. Government securities risk
•	Liquidity risk
•	Company risk
•	Issuer risk
•	Stock risk
•	Depositary receipts risk
•	Derivatives risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Foreign regulatory risk
•	Securities lending risk
•	Portfolio turnover risk
•	LIBOR replacement risk
921

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Accounting risk
•	Commodity-linked derivatives risk
•	Commodity-linked notes risk
•	European investment risk
•	Exchange-traded funds investing risk
•	Prepayment risk
•	Settlement risk
•	Call risk
•	Currency risk
•	Cybersecurity risk
•	Distressed debt risk
•	Expense risk
•	Leverage risk
•	Mortgage-related and other asset-backed securities risk
•	Preferred stock risk
•	Redemption risk
•	Regulatory investment limits risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.

The portfolio managers responsible for the Fund are:

Edward D. Perks, CFA (President and Chief Investment Officer, Multi-Asset Solutions of Franklin Advisers) has been a manager of the Fund since its inception. Mr. Perks joined Franklin Templeton Investments in 1992. Prior to his current role, he served as the chief investment officer of Franklin Templeton Equity, with oversight of several Franklin Templeton equity teams. He has also served as CIO-Franklin Equity Group (FEG), an evolution from his previous role as director of portfolio management. During his tenure with the firm, his experience has included equity, convertibles and high yield research across a wide range of industries. Mr. Perks holds a B.A. in economics and political science from Yale University. He is a Chartered Financial Analyst (CFA) charterholder, a member of the CFA Institute, and the Security Analysts of San Francisco (SASF).

Brendan Circle, CFA (Portfolio Manager and Research Analyst of Franklin Advisers, Inc.) is a portfolio manager and research analyst for Franklin Templeton Multi-Asset Solutions. His responsibilities include assisting in the management of multi-asset strategies. Mr. Circle also specializes in the analysis of corporate bonds. Mr. Circle joined Franklin Templeton Investments in 2014. Prior to this current role, he served as a research analyst for the Franklin Templeton Fixed Income Group, focusing on high yield corporate bonds. Previously, Mr. Circle worked as a senior portfolio management associate at PIMCO, specializing in Global Investment Grade Credit portfolio strategies. Mr. Circle holds an A.B. in economics from Princeton University and an M.B.A. from the University of Chicago Booth School of Business. Mr. Circle is a Chartered Financial Analyst (CFA), as well as a member of the CFA Institute and the CFA Society of San Francisco.

922

Todd Brighton, CFA (Senior Vice President and Portfolio Manager of Franklin Advisers) is senior vice president and head of investment portfolio management for Franklin Templeton Multi-Asset Solutions. Mr. Brighton joined Franklin Templeton Investments in 2000. His prior responsibilities have included the analysis of equity and equity-linked investments, and the development of volatility-based strategies for the Franklin Equity Group. Mr. Brighton earned his B.S. degree in Managerial Economics from the University of California, Davis. He is a Chartered Financial Analyst (CFA) charterholder and a member of the CFA Institute and the CFA Society of San Francisco.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

923

JNL/GQG Emerging Markets Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of emerging market companies.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For purposes of the Fund’s 80% investment policy, however, equity securities also include depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. Certain instruments in which the Fund invests may be illiquid or thinly traded securities. The Fund may invest in exchange traded funds (“ETFs”), including commodity ETFs that provide exposure to or invest in gold.

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund considers a company to be an emerging market company if: (i) at least 50% of the company’s assets are located in emerging market countries; (ii) at least 50% of the company’s revenue is generated in emerging market countries; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; (iv) the company’s securities are traded principally in an emerging market country; or (v) GQG Partners LLC (“Sub-Adviser”) otherwise believes that the company’s assets are exposed to the economic fortunes and risks of emerging market countries (because, for example, the Sub-Adviser believes that the company’s growth is dependent on emerging market countries). The Fund considers classifications by the World Bank, the International Finance Corporation, the International Monetary Fund and the Fund’s benchmark index provider in determining whether a country is an emerging market country. Emerging market countries generally include every country in the world except the U.S., Canada, Japan, Australia, New Zealand, and most of the countries in Western Europe. From time to time, the Fund may focus its investments in a particular country or geographic region.

In managing the Fund’s investments, the Sub-Adviser pursues a “growth style” of investing through which it seeks to capture market upside while limiting downside risk through full market cycles by combining a rigorous screening process with fundamental analyses to seek to identify and invest in companies that the Sub-Adviser believes have favorable long-term economic prospects. Specifically, the Sub-Adviser seeks to buy companies that it believes are reasonably priced, have strong fundamental business characteristics, sustainable relative earnings growth and the ability to outperform peers over a full market cycle, and can sustain the value of their securities in a market downturn, while the Sub-Adviser seeks to avoid investments in companies that it believes have low profit margins or unwarranted leverage. The Sub-Adviser may sell a company if it believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Sub-Adviser has otherwise lost conviction in the company. The Sub-Adviser may also sell a company if the company has met its price target or is involved in a business combination, if the Sub-Adviser identifies a more attractive investment opportunity, or the Sub-Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may, but is not obligated to, invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may cause the Fund to forgo greater investment returns for the safety of principal, and the Fund may therefore not achieve its investment objective. The Fund will only do so if the Sub-Adviser believes that the risk of loss outweighs the opportunity to pursue the Fund’s investment objective.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

924

•	Equity securities risk
•	Market risk
•	Managed portfolio risk
•	Concentration risk
•	Large-capitalization investing risk
•	Investment style risk
•	Emerging markets and less developed countries risk
•	Foreign securities risk
•	Depositary receipts risk
•	Currency risk
•	Mid-capitalization and small-capitalization investing risk
•	Investing in China A Shares risk
•	Investing through Stock Connect risk
•	Participation note risk
•	Foreign regulatory risk
•	Redemption risk
•	Liquidity risk
•	Investments in IPOs risk
•	Non-diversification risk
•	Portfolio turnover risk
•	China risk
•	Commodity ETF risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment in money market funds risk
•	Investment strategy risk
•	Latin America concentration risk
•	Redemption risk
•	Securities lending risk
•	Frontier market countries risk
•	Temporary defensive positions and large cash positions risk
•	Regulatory investment limits risk
•	Russia investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is GQG Partners LLC (“GQG”), a Delaware limited liability company founded in 2016. GQG is an SEC registered investment adviser. GQG’s principal place of business is located at 450 East Las Olas Boulevard, Suite 750, Fort Lauderdale, Florida 33301. The Sub-Adviser provides investment management services for institutions, mutual funds and other investors using emerging markets, global, international and US equity investment strategies.

Rajiv Jain, Chairman and Chief Investment Officer of GQG, serves as the Portfolio Manager of the Fund and has full discretion and sole decision-making authority over the Fund’s portfolio, except in instances of his extended and unplanned unavailability. Prior to joining the GQG in 2016, Mr. Jain served as a Co-Chief Executive Officer, Chief Investment Officer and Head of Equities at Vontobel Asset Management (“Vontobel”). He joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios. Mr. Jain earned an MBA in Finance and International Business from the University of Miami in 1993. He also has a Master’s degree from the University of Ajmer and an undergraduate degree in Accounting.

925

Sudarshan Murthy, CFA, Senior Investment Analyst of GQG, serves as the Deputy Portfolio Manager of the Fund and collaborates with Mr. Jain on all aspects of security selection and portfolio construction with respect to the Fund. Prior to joining GQG in 2016, Mr. Murthy was a generalist analyst in Asian equities at Matthews International Capital from 2011 to 2016 and a sell-side research associate at Sanford C. Bernstein from 2010 to 2011. Earlier in his career, he held various operational roles in the IT services industry, including at Infosys from 2001 to 2006. Mr. Murthy earned an MBA from The Wharton School of Business at the University of Pennsylvania, where he graduated as a Palmer Scholar (top 5% of graduating class). He also received a Post Graduate Diploma in Management from the Indian Institute of Management, Calcutta and a Bachelor of Engineering from the National Institute of Technology, Surathkal, in India. Mr. Murthy is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

926

JNL/Harris Oakmark Global Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital appreciation.

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund’s non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund’s sub-adviser, Harris Associate L.P.’s (“Sub-Adviser”), considers developed or emerging markets to be those classified as emerging or frontier markets by MSCI, which are generally located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company’s stock price converges with the Sub-Adviser’s estimate of the company’s intrinsic value. By “intrinsic value,” the Sub-Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Fund’s Sub-Adviser believes that investing in securities priced significantly below what the Sub-Adviser believes is a company’s intrinsic value presents the best opportunity to achieve the Fund’s investment objective.

The Sub-Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Sub-Adviser believes are the companies’ intrinsic values. In assessing such companies, the Sub-Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) a high level of ownership by management.

In making its investment decisions, the Sub-Adviser uses a “bottom-up” approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Sub-Adviser uses independent, in-house research to analyze each company. The Sub-Adviser does not rely upon recommendations generated from other brokerage investment firms, generally referred to as the “Street.” As part of this selection process, the Sub-Adviser’s analysts typically visit companies and conduct other research on the companies and their industries.

Once the Sub-Adviser identifies a stock that it believes is selling at a significant discount compared to the Sub-Adviser’s estimate of the company’s intrinsic value and the company has one or more of the additional qualities mentioned above, the Sub-Adviser may consider buying that stock for the Fund. The Sub-Adviser usually sells a stock when the price approaches it’s estimated intrinsic value. This means the Sub-Adviser sets specific “buy” and “sell” targets for each stock held by the Fund. The Sub-Adviser also monitors each holding and adjusts these price targets as warranted to reflect changes in a company’s fundamentals.

The Sub-Adviser believes that holding a relatively small number of stocks allows its “best ideas” to have a meaningful impact on the Fund’s performance. Therefore, the Fund’s portfolio typically holds thirty to sixty stocks, and as a result, a significant percentage of the Fund’s total assets may at times be invested in a particular region, sector or industry.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Stock risk
•	Volatility risk
•	Concentration risk
•	Foreign securities risk
•	Currency risk
•	Foreign regulatory risk
•	Emerging markets and less developed countries risk
•	Equity securities risk

927

•	Sector risk
•	Company risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	Investment style risk
•	Investment strategy risk
•	Accounting risk
•	Financial services risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Government regulatory risk
•	Expense risk
•	Hedging instruments risk
•	Cybersecurity risk
•	Regulatory investment limits risk
•	Portfolio turnover risk
•	Redemption risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk
•	China and India country specific risk
•	Pacific Rim investing risk
•	Russia investment risk
•	European investment risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Harris Associates L.P. (“Harris”), located at 111 South Wacker Drive, Suite 4600, Chicago, IL 60606. Harris is a limited partnership managed by its general partner, Harris Associates, Inc. (“HAI”). Harris and HAI are wholly-owned subsidiaries of Natixis Investment Managers, LLC, an indirect subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Investment Managers is owned by Natixis, a French investment banking and financial services firm that is principally owned by BPCE, France’s second largest banking group. Together with its predecessor firms, Harris has advised and managed mutual funds since 1970.

The Fund’s portfolio is managed by Anthony P. Coniaris, CFA, David G. Herro, CFA, and Michael L. Manelli, CFA, who are primarily responsible for the day-to-day management of the Fund’s investments. Mr. Herro and Mr. Manelli have each been a portfolio manager of the Fund since its inception. Mr. Coniaris became a portfolio manager of the Fund in January 2017.

Anthony P. Coniaris, CFA, is the Co-Chairman, Portfolio Manager at Harris. He joined Harris in 1999. Mr. Coniaris has a MBA from Northwestern University and a BA from Wheaton College.

David G. Herro, CFA, is the Deputy Chairman, Chief Investment Officer of International Equities and a Portfolio Manager at Harris. He joined Harris in 1992. Mr. Herro has an MA from the University of Wisconsin-Milwaukee and a BS from the University of Wisconsin-Platteville.

Michael L. Manelli, CFA, is a Vice President, a Portfolio Manager and an Analyst at Harris. He joined Harris in 2005. Mr. Manelli has a BBA from the University of Iowa.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

928

JNL/Heitman U.S. Focused Real Estate Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to achieve long-term total return.

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). The Fund’s investments in equity securities may include common stocks, preferred stocks, and securities offered in initial public offerings (“IPOs”). The Fund may invest in these equity securities directly or indirectly through investments in other investment companies, including exchange-traded funds (“ETFs”). The Fund defines a real estate company as any company that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. The Fund considers a real estate company to be operating in the United States if the real estate company: (i) is organized in the United States, (ii) trades principally in a United States market, or (iii) derives at least 50% of its revenue from or has at least 50% of its assets located in, the United States. The Fund typically invests in equity securities issued by small to medium capitalization real-estate companies, but the Fund’s investments are not limited to a particular capitalization range.

The Fund may invest without limit in REITs. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.

The Fund may invest in common stocks. Common stock represents an equity (ownership) interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The Fund may invest in preferred stocks. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The Fund may invest in IPOs. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commission and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

The Fund may sell securities regardless of how long they have been held if Heitman Real Estate Securities LLC, the Fund’s sub-adviser (“Sub-Adviser”), determines that a current position has become overvalued relative to its peers, if a company makes a strategic decision with which the Sub-Adviser disagrees, if the Sub-Adviser finds an opportunity that it believes is more compelling, or if the Sub-Adviser’s outlook on the company or market changes.

The Sub-Adviser makes investment decisions through a bottom-up strategy, focusing on individual security selection. To guide the portfolio construction process, the Sub-Adviser incorporates both quantitative and qualitative analysis in real estate securities. The Sub-Adviser analyzes factors such as management, financial condition, cash flow, and company’s growth potential estimates to select companies in the real estate industry that it believes will make attractive long-term investments. The research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector variety, liquidity and other factors are considered and drive the Sub-Adviser’s investment decisions. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

929

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Concentration risk
•	Real estate investment risk
•	Equity securities risk
•	Sector risk
•	Non-diversification risk
•	Issuer risk
•	Managed portfolio risk
•	Market risk

•	Mid-capitalization and small-capitalization investing risk
•	Portfolio turnover risk
•	Interest rate risk
•	Investments in IPOs risk
•	Regulatory investment limits risk
•	Preferred stock risk
•	Investment in other investment companies risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Liquidity risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Heitman Real Estate Securities LLC (“Heitman”), with principal offices at 191 N. Wacker Drive, Suite 2500, Chicago, Illinois 60606. Heitman has provided investment management services to its clients since 1989 and specializes in publicly traded equity securities of North American companies principally engaged in the real estate industry, including REITS. Heitman was established in 1989 and has been a SEC-registered investment adviser since January 1995.

Jerry Ehlinger is a Senior Managing Director, Chief Investment Officer and Global Head of Heitman LLC’s (Heitman’s parent company) North American Public Real Estate Securities group. He also serves on the group’s Global Investment Committee and co-manages the group’s global real estate securities strategies. Throughout his career, Mr. Ehlinger has held a number of related investment positions in the REIT industry. Before joining Heitman in 2013, Mr. Ehlinger was Lead Portfolio Manager and Head of Real Estate Securities, Americas at DB/RREEF Real Estate. Prior, Mr. Ehlinger served as Senior Vice President and Portfolio

930

Manager of Heitman LLC’s real estate securities group from 2000 to 2004. He began his career at Morgan Stanley in 1996 where he primarily covered the REIT sector both as a sell-side analyst and as a senior research associate at Morgan Stanley Asset Management. Mr. Ehlinger received an MS in Finance, Investment and Banking from the University of Wisconsin-Madison and a BS in Finance from the University of Wisconsin-Whitewater. Among other professional affiliations, Mr. Ehlinger is a member of the NAREIT Real Estate Investment Advisory Council, National Multi Housing Council, International Council of Shopping Centers, the CFA Institute, and the CFA Society of Chicago.

Jeffrey Yurk, CFA is Senior Vice President and Portfolio Manager in Heitman’s North American Public Real Estate Securities group. He is an equity owner of the firm. Mr. Yurk is responsible for portfolio management, including fundamental company and market analysis. Prior to joining Heitman, Mr. Yurk was with Principal Global Investors, where he was responsible for providing quantitative and qualitative research on seasoned commercial mortgage-backed securities issuances. Mr. Yurk received a BBA and an MBA from the University of Wisconsin-Madison and is a CFA Charterholder.

Charles Harbin, CFA is Senior Vice President and Portfolio Manager for Heitman’s North American Public Real Estate Securities group. He is responsible for portfolio management, including fundamental company and market analysis. Prior to joining the firm, he was with Deutsche Bank/RREEF as a senior analyst/vice president, developing long/short equity and debt investments for its multi-strategy, multi-asset class hedge fund. Prior to working at RREEF, Mr. Harbin was a long/short equity analyst for Renascent Capital Management and a derivatives analyst for Prebon Yamane, a financial brokerage and consulting firm. Mr. Harbin received a BA in Economics with honors from Sewanee, The University of the South.

Mathew Spencer is Senior Vice President and Global Portfolio Manager for Heitman’s Public Real Estate Securities group. He is responsible for portfolio management, including fundamental company and market analysis for Heitman’s global equity strategies. Prior to joining the firm, Mr. Spencer worked for Robert W. Baird & Co. between 2011 and 2015, first as an equity research analyst and then as an equity research associate, where he was responsible for assisting in the coverage on new REITs and covering stocks across multiple property sectors. Mr. Spencer received a BA in Finance from the University of Notre Dame.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

931

JNL/Invesco Diversified Dividend Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital and, secondarily, current income.

Principal Investment Strategies. The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund invests in securities that Invesco Advisers, Inc. (“Invesco”) believes are undervalued based on various valuation measures.

The Fund may invest up to 25% of its net assets in securities of foreign issuers.

In selecting investments, Invesco seeks to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, Invesco estimates a target price for each security over a 2-3 year investment horizon. Invesco seeks to manage risk by utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, Invesco seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. Invesco then constructs a portfolio that it believes provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

Invesco maintains a rigorous sell discipline and consider selling or trimming a position in a stock when it no longer materially meets its investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.

In anticipation of or in response to market, economic, political, or other conditions, Invesco may temporarily use a different investment strategy for defensive purposes. If Invesco does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Equity securities risk
•	Investment style risk
•	Dividend-paying stock risk
•	Foreign securities risk
•	Concentration risk
•	Managed portfolio risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

932

•	Investment strategy risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk
•	Cybersecurity risk
•	Expense risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Invesco Advisers, Inc. (“Invesco” or “Sub-Adviser”), located at 1555 Peachtree, N.E, Atlanta, GA 30309. Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Meggan Walsh, CFA, Senior Portfolio Manager, who has been responsible for the Fund since September 2017 and has been associated with Invesco and/or its affiliates since 1991. Ms. Walsh joined Invesco in 1991 as a trader of short-term taxable fixed income securities and was promoted to vice president and portfolio manager in the long-term fixed income area in 1992. In 1998, Ms. Walsh assumed portfolio management duties in Invesco’s equity department. She earned a promotion to senior portfolio manager in 2000. Ms. Walsh earned a BS degree in finance from the University of Maryland and an MBA from Loyola University Maryland. She is a CFA charterholder and a member of the Invesco Women’s Network management committee. Effective June 30, 2021, Ms. Walsh will no longer be a portfolio manager of the Fund.

Robert Botard, CFA, Portfolio Manager, who has been responsible for the Fund since September 2017 and has been associated with Invesco and/or its affiliates since 1993. Mr. Botard began his career in 1991 with Transamerica and joined AIM Investments (the US retail predecessor to Invesco) in 1993. He became a quantitative analyst in 1997 after returning to AIM Investments from graduate school. He has experience spanning fundamental and quantitative equity research, trading and marketing. In 2004, he joined the Diversified Dividend team as an equity analyst and was promoted to his current role in 2011. Mr. Botard earned BBA degrees in both finance and international business from The University of Texas at Austin and a Master of International Management degree from the American Graduate School of International Management, Thunderbird. He is a CFA charterholder.

Caroline Le Feuvre, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2014. Prior to joining Invesco in 2014, Ms. Le Feuvre served as an equity analyst with Barrow Hanley Mewhinney & Strauss and previously with Morgan Stanley Investment Management. She entered the industry in 2006. Ms. Le Feuvre earned an MBA from the Stanford University Graduate School of Business and a BS degree in commerce with distinction from the University of Virginia.

Chris McMeans, CFA, Portfolio Manager, who has been responsible for the Fund since September 2017 and has been associated with Invesco and/or its affiliates since 2008. Prior to joining Invesco in 2008, Mr. McMeans was an equity research analyst for Lighthouse Capital Management. Previously, he was an equity support analyst for Morgan Stanley Investment Management’s Van Kampen subsidiary. He entered the industry in 1999. Mr. McMeans earned a BA degree in economics from The University of Texas at Austin and an MBA with honors from the University of Houston. He is a CFA charterholder.

Peter Santoro, CFA, Senior Portfolio Manager, who has been responsible for the Fund since March 2021 and has been associated with Invesco and/or its affiliates since 2021. Before joining Invesco, Mr. Santoro was a senior portfolio manager at Columbia Threadneedle Investments on multiple equity strategies. He joined one of the Columbia Threadneedle Investments legacy firms in 2003. Prior to that, Mr. Santoro served as an equity analyst for Rockefeller & Company, concentrating on the global consumer sector. Mr. Santoro has been in the industry since 1996. Mr. Santoro earned a BA degree in history from Amherst College and graduated cum laude. He is a CFA charterholder.

The portfolio managers are assisted by investment professionals from Invesco’s Dividend Value Team. Members of the team may change from time to time.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

933

JNL/Invesco Global Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital appreciation.

Principal Investment Strategies. The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-capitalization companies.

The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. OTC markets are considered “foreign securities” for the purposes of the Fund’s investment allocations.

Invesco Advisers, Inc. (“Sub-Adviser”) primarily looks for quality companies, regardless of domicile, that have sustainable growth. The Sub-Adviser’s investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The Sub-Adviser seeks to identify secular changes in the world and looks for pockets of durable change that the Sub-Adviser believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The Sub-Adviser does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the Sub-Adviser employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics the Sub-Adviser seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the Sub-Adviser believes will enable the company to fund its own growth. These criteria may vary. The Sub-Adviser also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.

The Sub-Adviser has a long-term investment horizon of typically three to five years. The Sub-Adviser also has a contrarian buy discipline; the Sub-Adviser buys common stocks of high-quality companies that fit the Sub-Adviser’s investment criteria when the valuations, at the time of purchase, underestimate what the Sub-Adviser believes are their long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to what the Sub-Adviser believes is an attractive investment opportunity. The Sub-Adviser monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Stock risk
•	Investment style risk
•	Sector risk
•	Concentration risk
•	Equity securities risk
•	Company risk
•	Volatility risk
•	Foreign securities risk
•	Currency risk
•	Depositary receipts risk
•	Emerging markets and less developed countries risk

•	European investment risk
•	Pacific Rim investing risk

•	Small-capitalization investing risk
•	Large-capitalization investing risk
934

•	Mid-capitalization investing risk
•	Event driven and special situations risk
•	Cyclical opportunities risk
•	Managed portfolio risk
•	Investment strategy risk
•	Accounting risk
•	Financial services risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	China and India country specific risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk
•	Expense risk
•	Derivatives risk
•	Redemption risk
•	Regulatory investment limits risk
•	Counterparty risk
•	Cybersecurity risk
•	Investment in money market funds risk
•	Convertible securities risk
•	Fixed-income risk
•	Government regulatory risk

•	Leverage risk
•	Preferred stock risk
•	Restricted securities risk
•	Securities lending risk
•	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Invesco Advisers, Inc. (“Invesco” or “Sub-Adviser”), located at 1555 Peachtree, N.E, Atlanta, GA 30309. Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

The portfolio manager of the Fund is John Delano, CFA. Mr. Delano is a portfolio manager of Invesco and/or its affiliates since May 2019. Prior to 2019, Mr. Delano was a Vice President and Director of Equity Research, Global Team of Oppenheimer since 2010. Prior to that, Mr. Delano served as Director of Equity Research, Growth Team, of Oppenheimer since 2007. Mr. Delano is principally responsible for the day-to-day management of the Fund’s portfolio. Mr. Delano has been a manager of the Fund since April 2017 and a Portfolio Manager at Oppenheimer since March 2017. He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report for the period ended June 30, 2020.

935

JNL/Invesco International Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by primarily investing in equity securities and depositary receipts of foreign issuers that are considered by the Fund’s portfolio managers to have strong earnings growth. The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in the securities of companies located in at least three countries in the developed markets of Western Europe and the Pacific Basin. The Fund may also invest no more than 40% of its total assets in emerging markets securities. Emerging markets countries are those countries that are generally in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2020, the capitalization of companies in the Russell 1000® Index ranged from $624 million to $2,252.6 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2020, the capitalization of companies in the Russell Midcap® Index ranged from $624 million to $59.7 billion.

The Fund may invest in China A-shares through the mutual market access program in which investors such as the Fund can deal in permitted securities listed on the relevant stock exchanges in mainland China through The Stock Exchanges of Hong Kong Limited and clearing house in Hong Kong or other stock exchanges in the future as permitted by the regulators and their respective clearing house (“Connect Program”).The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated, though the Fund has typically not used these instruments.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The use of such futures contracts is primarily intended to manage cash balances on a short-term basis, though the managers may on occasion use such instruments, where appropriate, to manage other elements of the Fund. A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.

The Fund may invest up to 20% of its assets in high-grade short-term securities and debt securities including U.S. Government obligations and investment grade corporate bonds, whether denominated in U.S. dollars or foreign currencies.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

936

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. The strategy primarily focuses on identifying issuers that they believe have sustainable above-average earnings growth, efficient capital allocation, and attractive prices. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The Sub-Adviser may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

In response to market, economic, political, or other conditions, the Sub-Adviser may temporarily use a different investment strategy for defensive purposes. If the Sub-Adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Investment style risk
•	Market risk
•	Stock risk
•	Volatility risk
•	Equity securities risk
•	Investment strategy risk
•	Investment style risk
•	Preferred stock risk
•	Concentration risk
•	Accounting risk
•	Depositary receipts risk
•	Foreign securities risk
•	Currency risk
•	Financial services risk
•	Foreign regulatory risk
•	Company risk
•	European investment risk
•	Pacific Rim investing risk
•	Emerging markets and less developed countries risk
•	China risk
•	Investing in China A Shares risk
•	Investing through Stock Connect risk
•	Mid-capitalization and small-capitalization investing risk
•	Large-capitalization investing risk
•	Sector risk
•	Derivatives risk
•	Forward and futures contract risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. Fixed-income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due. A deterioration in the credit quality of an issuer of fixed-income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed-income securities, including those owned by the Fund, to fall.

937

Risks of Investments in China A-shares through the Connect Program. The Connect Program is subject to daily quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The relevant China A-shares market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the relevant stock exchanges in mainland China and The Stock Exchange of Hong Kong Limited or other regulatory authorities of other stock exchanges in the future as permitted, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the relevant exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the relevant exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the relevant China stock exchange (“ChinaClear”) defaulted, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China-A share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	China and India country specific risk
•	Counterparty risk
•	Credit risk
•	Cybersecurity risk
•	Expense risk
•	Government regulatory risk
•	Interest rate risk
•	Leverage risk
•	Liquidity risk
•	Market risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Tax risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

938

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Invesco Advisers, Inc. (“Invesco” or “Sub-Adviser”), located at 1555 Peachtree, N.E, Atlanta, GA 30309. Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Clas Olsson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1994.

Mark Jason, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2001.

Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 2000.

Richard Nield, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or affiliates since 2000.

Brent Bates, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or affiliates since 1996.

A Lead Manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

939

JNL/Invesco Small Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of small-capitalization companies, at the time of purchase. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000® Index. As of December 31, 2020, the market capitalization resulting from this formula was $7.3 billion.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations in other market capitalization ranges. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000® Growth Index which the Sub-Adviser believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis. Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon. Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio. The Sub-Adviser considers selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Equity securities risk
•	Managed portfolio risk
•	Investment style risk
•	Small-capitalization investing risk
•	Stock risk
•	Company risk
•	Liquidity risk
•	Real estate investment risk
•	Sector risk
•	Accounting risk
•	Foreign regulatory risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

940

•	Investment strategy risk
•	Portfolio turnover risk
•	Redemption risk
•	Temporary defensive positions and large cash positions risk
•	Expense risk
•	Cybersecurity risk
•	Settlement risk
•	Counterparty risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Leverage risk
•	Convertible securities risk
•	U.S. Government securities risk
•	Credit risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Invesco Advisers, Inc. (“Invesco” or “Sub-Adviser”), located at 1555 Peachtree, N.E, Atlanta, GA 30309. Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Juan Hartsfield, CFA, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton. Mr. Hartsfield earned a BS degree in petroleum engineering from The University of Texas at Austin and an MBA from the University of Michigan. Mr. Hartsfield is a CFA charterholder.

Clay Manley, CFA, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated with Invesco and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on Invesco’s small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.

Justin Sander, CFA, Portfolio Manager, has been responsible for the Fund since April 2020 and has been associated with Invesco and/or its affiliates since 2013. Prior to joining Invesco, he worked at RBC Capital Markets as a vice president and equity research analyst covering the energy sector, at Waddell & Reed Investment Management Co. as an equity research analyst covering the financials sector. Previously, he worked as a credit analyst and commercial lender for a commercially focused Texas regional bank. Mr. Sander has been in the industry since 2008.

A Lead Manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

941

JNL/JPMorgan Global Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to maximize long-term total return.

Principal Investment Strategies.

In seeking to achieve its investment objective, the Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. J.P. Morgan Investment Management Inc. (“JPMorgan” or the “Sub-Adviser”) uses a flexible asset allocation approach in constructing the Fund’s portfolio.

Under normal circumstances, the Fund will invest at least 40% of its total assets in countries other than the United States unless JPMorgan determines that conditions are not favorable. If JPMorgan determines that conditions are not favorable, the Fund may invest under 40% of its total assets in non-U.S. countries provided that the Fund will not invest less than 30% of its total assets in non-U.S. countries under normal circumstances except for temporary defensive purposes. JPMorgan will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Fund will invest across the full range of asset classes.

The Fund’s equity investments may include common stock, preferred stock, exchange traded funds (“ETFs”), convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (“MLPs”), and other unaffiliated mutual funds and ETFs advised by JPMorgan (“JPMorgan Funds”) and, for the limited purposes described below, market cap weighted index ETFs that are managed by investment advisers that are unaffiliated with JPMorgan (“Unaffiliated Passive ETFs”, and together with JPMorgan Funds, the “Underlying Funds”). The Fund is generally unconstrained by any particular capitalization with regard to its equity investments.

The Fund’s fixed income investments may include bank obligations, convertible securities, U.S. Government securities (including agencies and instrumentalities), mortgage-backed and mortgage-related securities (which may include securities that are issued by non-governmental entities), domestic and foreign corporate bonds, high yield securities (“junk bonds”), loan assignments and participations, debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (“TIPS”), JPMorgan Funds, and, for the limited purposes described below, Unaffiliated Passive ETFs. The Fund is generally unconstrained with regard to the duration of its fixed income investments.

The Fund’s alternative investments include securities that are not a part of the Fund’s global equity or global fixed income investments. These investments may include individual securities (such as convertible securities, inflation-sensitive securities and preferred stock), JPMorgan Funds, ETFs, exchange traded notes (“ETNs”), exchange-traded commodities (“ETCs”), and, for the limited purposes described below, Unaffiliated Passive ETFs. The investments in this asset class may give the Fund exposure to: market neutral strategies, long/short strategies, real estate (including real estate investment trusts (“REITS”)), currencies, and commodities.

To the extent the Fund invests in the Underlying Funds, JPMorgan expects to select JPMorgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. JPMorgan also generally expects to select a JPMorgan ETF unless JPMorgan determines the investment is not available to or appropriate for the Fund. To the extent JPMorgan determines that an investment in a JPMorgan ETF is not available to or appropriate for the Fund, only then will JPMorgan consider investing in an Unaffiliated Passive ETF. JPMorgan expects that, to the extent the Fund invests in ETFs, JPMorgan will primarily invest in passive ETFs. A “passive ETF” is a registered investment company that seeks to track the performance of a particular market security or index. The index may be a broad-based market index or it may relate to particular sectors, markets, regions or industries.

The Fund may also hold cash and cash equivalents.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. For example, in implementing equity market neutral strategies and macro-based strategies, the Fund may use a total return swap to establish both long and short positions to gain the desired exposure rather than physically purchasing and selling short each instrument. The Fund may use futures contracts, options, forwards, and swaps to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund’s gain. The Fund may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps, and credit default swaps to help manage duration, sector and yield curve exposure, and credit and spread volatility. The Fund may utilize exchange-traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Fund does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.

942

The Fund may invest in securities denominated in any currency. The Fund may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar. The Fund may engage in short sales.

The Fund will likely engage in active and frequent trading.

Jackson National Asset Management, LLC (“JNAM”) manages certain private investments held by the Fund. As of the date of this prospectus, it is contemplated that the duration of JNAM’s involvement in managing these private investments will be for however long it takes the Fund to sell such private investments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Equity securities risk
•	Market risk
•	Interest rate risk
•	Credit risk
•	Sector risk
•	Foreign securities risk
•	Emerging markets and less developed countries risk
•	Currency risk
•	Derivatives risk
•	Fixed-income risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Mortgage-related and other asset-backed securities risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Real estate investment risk
•	Master limited partnership risk
•	U.S. Government securities risk
•	Exchange-traded funds investing risk
•	Exchange-traded note risk
•	Short sales risk
•	Commodity risk
•	Commodity-linked derivatives risk
•	Convertible securities risk
•	Portfolio turnover risk
•	Managed portfolio risk
•	Depositary receipts risk
•	Foreign regulatory risk
•	Forward and futures contract risk
•	Hedging instruments risk
•	Investment in other investment companies risk
•	Leverage risk
•	Preferred stock risk
•	TIPS and inflation-linked bonds risk
•	Warrants risk
•	Privately placed securities risk
•	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

943

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Investment strategy risk
•	Temporary defensive positions and large cash positions risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is J.P. Morgan Investment Management Inc. (“JPMorgan”), with principal offices at 383 Madison Avenue, New York, NY 10179. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.

Jeffrey A. Geller, Managing Director, CFA, is the Chief Investment Officer of JPMorgan’s Multi-Asset Solutions Group and has investment oversight responsibility for all accounts managed by JPMorgan’s Multi-Asset Solutions Group. In addition, Mr. Geller has direct portfolio management responsibilities for JPMorgan’s Multi-Asset Solutions Group’s less constrained mandates as well as those with large alternative allocations. Mr. Geller joined JPMorgan in 2006 and has been a portfolio manager of the Fund since June 2019.

Eric J. Bernbaum, Executive Director, CFA, is a portfolio manager within JPMorgan’s Multi-Asset Solutions Group and has responsibility for portfolio construction and the implementation of tactical asset allocations across JPMorgan’s Multi-Asset Solutions Group. Mr. Bernbaum joined JPMorgan in 2008 and has been a portfolio manager of the Fund since June 2019.

Grace Koo, Executive Director, is a portfolio manager within JPMorgan’s Multi-Asset Solutions Group and has responsibility for quantitative multi-asset portfolio strategies, dynamic asset allocation and long-term capital market assumptions. Ms. Koo joined JPMorgan in 2007 and has been a portfolio manager of the Fund since June 2019.

Michael Feser is a managing director and a portfolio manager on the Multi-Asset Solutions team based in New York. In this role, Mr. Feser is responsible for managing portfolios and expanding the Multi-Asset Solutions team’s capabilities in the sub-advisory segment. A particular area of focus is the design and management of risk/volatility-controlled investment strategies. In addition, Mr. Feser also serves on JPMAM’s long-term capital markets assumptions committee, advises clients on investment strategy design and strategic asset allocation issues. An employee since 1994, Mr. Feser has more than two decades of markets, multi-asset and fixed income research and investment experience. Previously, Mr. Feser served as the Global Investment Director of Global Investment Management Solutions, where he oversaw the investment activities of the group’s portfolio managers, new product development and worked with the Funds’ boards globally. Prior to this, Mr. Feser held a number of roles across global investment management, including leading Multi-Asset Solution’s quantitative research and portfolio management team, and heading fixed income quantitative research and portfolio management functions in London. Mr. Feser obtained an M.A. in Business Administration from the University of Cologne. He is a CFA charterholder and is Series 3, 7 and 63 licensed.

Philip Camporeale is a managing director and a portfolio manager on the Multi-Asset Solutions team, based in New York. In this role, Mr. Camporeale is responsible for developing and implementing global macro trading insights consistent with the Multi Asset Solutions investment process. A particular area of focus is the impact of global monetary policy on asset prices. Mr. Camporeale joined the Multi Asset Solutions team in 2011 and prior to his current role, Mr. Camporeale managed the Investment Specialist team focused on US Funds. An employee since 2000, Mr. Camporeale was previously a portfolio manager in the New York fixed income group where he was responsible for managing duration and yield curve strategies. Mr. Camporeale has also appeared in various media outlets including CNBC, Bloomberg, and The Wall Street Journal. Mr. Camporeale earned a B.S. in Accounting and an M.B.A. in Finance from Fordham University. He is Series 3, 7, and 63 licensed.

Jackson National Asset Management, LLC (“JNAM”) manages certain private investments held by the Fund. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential

944

Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

945

JNL/JPMorgan Hedged Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to provide capital appreciation.

Principal Investment Strategies. The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in an “enhanced index,” which primarily consist of common stocks of medium to large capitalization companies in the S&P 500 Index. The enhanced index is a portfolio benchmarked to the S&P 500 Index, subject to constraints based on tracking error, individual name holdings, and sector. Because the Fund uses an “enhanced index” strategy, not all of the stocks in the S&P 500 Index (the “Index”), its primary benchmark, are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the Index. The Fund will also systematically purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay known as a “put/spread collar” strategy. The options may be based on the Index or on exchange-traded funds (“ETFs”) that replicate the Index (“S&P 500 ETFs”). The combination of the diversified portfolio of equity securities, the downside protection from long index put options, and the income from the short index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk-adjusted return over a full market cycle relative to the Index with lower volatility than traditional long-only equity strategies. The “put/spread collar” strategy is designed to provide a continuous market hedge for the portfolio (i.e., to minimize loss).

The Fund’s investments in equity securities will be primarily in common stocks of U.S. companies with market capitalizations similar to those within the universe of the Index. Sector by sector, the Fund’s weightings are similar to those of the Index. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. Because each stock’s weighting in the Fund is controlled relative to that stock’s weight in the Index, the Fund’s weighted average market capitalization will be close to that of the Index.

Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities represented in the Index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the Index and the remaining time to the options’ expiration, as well as trading conditions in the options market. In addition to the “put/spread collar” strategy, the Fund may use futures contracts, primarily futures on indices, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.

The Fund’s combination of a diversified equity portfolio, with the “put/spread collar” options overlay strategy is designed to provide greater market protection than other equity investments, but may not always do so, particularly in rising equity markets when the Fund may underperform traditional equity strategies. In addition, as a result of the structure of the options overlay strategy, the Fund is not expected to provide market protection during times of low market volatility; during such periods, the Fund is expected to perform in line with broad equity markets.

The Fund is also permitted to use other derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, the Fund’s use of other derivatives for cash management or other investment management purposes could be significant.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Company risk
•	Derivatives risk
•	Equity securities risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk

•	Investment style risk
•	Large-capitalization investing risk
946

•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Options risk
•	Redemption risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Call risk
•	Convertible securities risk
•	Counterparty risk
•	Cybersecurity risk
•	ESG (Environmental, Social & Governance) investment strategy risk
•	Investment in other investment companies risk
•	Investments in IPOs risk
•	Master limited partnership risk
•	Preferred stock risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk
•	Warrants risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is J.P. Morgan Investment Management Inc. (“JPMorgan”), with principal offices at 383 Madison Avenue, New York, NY 10179. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.

Hamilton Reiner, managing director, is a portfolio manager and head of U.S. Equity Derivatives at J.P. Morgan Asset Management. He has been managing U.S. equities and U.S. equity derivatives for the past 32 years, at firms such as Barclays Capital, Lehman Brothers, and Deutsche Bank. He started his career at the options investing firm O’Connor and Associates, where he developed his passion for derivatives investing. Mr. Reiner obtained a B.S.E. in Finance from the Wharton School of the University of Pennsylvania.

Raffaele Zingone, managing director, is a senior portfolio manager on the U.S. Structured Equity Team. An employee since 1991, Mr. Zingone is responsible for the Research Enhanced Index (REI) strategies and serves as co-portfolio manager on our Hedged Equity and Equity Premium Income strategies. Prior to this role, he was a research analyst following the aerospace, environmental, and diversified manufacturing sectors. Upon joining the firm, he was a quantitative equity analyst and later served as a U.S. Equity portfolio manager in London and New York. Mr. Zingone received his B.A. in mathematics and economics from the College of the Holy Cross and his M.B.A. in finance from New York University. He is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

947

JNL/JPMorgan MidCap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital growth over the long-term.

Principal Investment Strategies. The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. As of December 31, 2020, the market capitalization range for the Russell Mid Cap Growth Index was $0.6 billion to $59.7 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Counterparty risk
•	Financial services risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investment style risk
•	Issuer risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Information technology sector risk
•	Portfolio turnover risk
•	Stock risk
948

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Equity securities risk
•	Expense risk
•	Government regulatory risk
•	Investment in money market funds risk
•	Investment strategy risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is J.P. Morgan Investment Management Inc. (“JPMorgan”), with principal offices at 383 Madison Avenue, New York, NY 10179. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.

Timothy Parton, managing director, is a portfolio manager in the U.S. Equity Group. An employee since 1986, Tim has managed a variety of small and mid cap portfolios. He has been managing the U.S. Mid Cap Growth strategy, which includes the JPMorgan Midcap Growth Fund, since November 2001; and the Growth Advantage Strategy since its inception in September 2005. In addition, he is a co-portfolio manager on the Equity Focus Strategy. Tim holds a B.Sc. in economics and accounting from the University of Bristol in England. He is a member of the New York Society of Security Analysts and is a CFA charterholder.

Felise L. Agranoff, managing director, is a research analyst and portfolio manager in the U.S. Equity Group. An employee since 2004, Felise focuses on the energy, industrials and financials sectors. She is a co-portfolio manager on the JPMorgan Mid Cap Growth Strategy and is also a co-portfolio manager on the Small Cap Growth Strategy. She joined the Growth team as a research analyst in 2006 and previously worked on the U.S. Equity Large Cap fundamental research team. Felise obtained a B.S. in finance and accounting from the McIntire School of Commerce at the University of Virginia and is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

949

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to obtain a high level of current income.

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in:

(i)	U.S. treasury obligations;
(ii)	obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;
(iii)	mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;
(iv)	mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);
(v)	collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. Government;
(vi)	repurchase agreements collateralized by any of the foregoing; and
(vii)	other investments related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security. Shares of the Fund are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in high-quality corporate debt securities. All securities in the Fund are investment grade at the time of purchase.

The Sub-Adviser seeks to add value by actively managing the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security’s average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Credit risk
•	Fixed-income risk
•	Interest rate risk
•	Managed portfolio risk
•	Mortgage-related and other asset-backed securities risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

950

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Debt securities ratings risk
•	Derivatives risk
•	Extension risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Market risk
•	Portfolio turnover risk
•	Prepayment risk
•	Securities lending risk
•	Settlement risk
•	Structured investments risk
•	Temporary defensive positions and large cash positions risk
•	TIPS and inflation-linked bonds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is J.P. Morgan Investment Management Inc. (“JPMorgan”), with principal offices at 383 Madison Avenue, New York, NY 10179. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.

The portfolio management team is led by Michael Sais, Managing Director of JPMorgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996. Mr. Sais joined the firm in 1994 as a senior fixed-income research analyst responsible for the valuation and analysis of the mortgage-backed securities market. Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank’s $2.2 billion investment portfolio. Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader. He obtained a B.S. and an M.B.A, both in finance, from Indiana University. Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

Robert Manning, Managing Director, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. Based in Columbus, he is a portfolio manager and is responsible for managing investments consistent with the unique requirements of insurance industry clients. Previously, he was a member of the Fixed Income Portfolio Management Group that supports Mid-Institutional Portfolios. Prior to joining the firm in 1999, Robert was a mortgage banking specialist at Ohio Savings Bank. He holds a B.S. in business management from Wittenberg University, an M.B.A. from The Ohio State University and is a CFA charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

951

JNL/JPMorgan U.S. Value Fund

(formerly, JNL/JPMorgan Growth & Income Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth over the long-term.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the MSCI USA Value Index (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2020, the market capitalizations of the companies in the Index ranged from $2.58 billion to $414 billion.

The Fund may sell a security for several reasons, including a change in the company’s fundamentals or if the Sub-Adviser believes the security is no longer attractively valued. Investments may also be sold if the Sub-Adviser identifies a stock that it believes offers a better investment opportunity.

The Fund emphasizes companies which it believes are leaders within their sectors. The Fund will also emphasize companies it believes have attractive valuations and low price-to-cash flows ratios. Some but not all of the companies may regularly pay dividends.

The Sub-Adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals and proprietary fundamental analysis. The Sub-Adviser looks for undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share.

While common stocks are the Fund’s primary investment, the Fund may also invest in real estate investment trusts (“REITs”) and depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depositary receipt trades on a stock exchange in a country different from the company’s local market.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Market risk
•	Investment style risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Derivatives risk
•	Foreign securities risk
•	Real estate investment risk
•	Liquidity risk
•	Redemption risk
•	Managed portfolio risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

952

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Small-capitalization investing risk
•	Company risk
•	Stock risk
•	Temporary defensive positions and large cash positions risk
•	Cybersecurity risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is J.P. Morgan Investment Management Inc. (“JPMorgan”), with principal offices at 383 Madison Avenue, New York, NY 10179. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.

Clare A. Hart, Managing Director, is a portfolio manager in JPMorgan’s U.S. Equity Group. An employee since 1999, Ms. Hart is the lead portfolio manager of the JPMorgan Equity Income Fund and the JPMorgan U.S. Value Fund. Prior to joining the team, Ms. Hart was with Salomon Smith Barney’s equity research division as a research associate covering Real Estate Investment Trusts. Ms. Hart began her career at Arthur Andersen, working as a public accountant. Ms. Hart holds a B.A. in political science from the University of Chicago, an M.S.A. from DePaul University and a C.P.A. granted by the State of Illinois.

Andrew Brandon, Managing Director, is a portfolio manager in JPMorgan’s U.S. Equity Group. An employee since 2000, Mr. Brandon joined the investment team in 2012 as an investment analyst on the JPMorgan Equity Income Fund and Growth and Income Fund. Prior to joining the team, Mr. Brandon was a member of JPMorgan’s US equity research team covering the financial industry. Mr. Brandon has also worked in the JPMorgan Private Bank supporting portfolio managers of both the U.S. large cap core equity product, and the U.S. large cap value product. Mr. Brandon obtained a B.A. in economics from the University of Virginia, and an M.B.A. from the University of Florida. He is a CFA charterholder.

David Silberman, Managing Director, is a portfolio manager in JPMorgan’s U.S. Equity Group. An employee since 1989, Mr. Silberman assumed his current role in 2019 and is a portfolio manager of the JPMorgan Equity Income Fund and the JPMorgan U.S. Value Fund. Prior to his current role, Mr. Silberman was the Head of the Equity Investment Director and Corporate Governance teams globally and the lead U.S. Equity Investment Director since 2008. Previously, Mr. Silberman was a portfolio manager in JPMorgan’s U.S. Equity Group where he managed equity portfolios for private clients, endowments and foundations. He has also worked in JPMorgan’s Emerging Markets Derivatives Group and attended the J.P. Morgan training program. Mr. Silberman holds a B.A. in economics and political science from the State University of New York at Binghamton and an M.B.A. from the Stern School of Business at New York University.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

953

JNL/Lazard International Strategic Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values. The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Sub-Adviser believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, the Sub-Adviser believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities balanced by financial productivity.

As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund may also invest in other developed countries, including Canada, that are not represented in the index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Currency risk
•	Sector risk
•	Equity securities risk
•	Depositary receipts risk
•	Concentration risk
•	Company risk
•	European investment risk
•	Financial services risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Government regulatory risk
•	Investment strategy risk
•	Accounting risk
•	Investment style risk
•	Managed portfolio risk
•	Small-capitalization investing risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is a risk that these transactions may reduce returns or increase volatility.

954

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk

•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Lazard Asset Management LLC (“Lazard”), located at 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company, which provides its clients which a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Mark Little, Michael A. Bennett, Robin O. Jones, and John R. Reinsberg. Information regarding the portfolio managers of the Fund is set forth below.

Mark Little is a Managing Director and Portfolio Manager/Analyst on various international and global equity teams. He began working in the investment field in 1992. Prior to joining Lazard in 1997, he was a manager in the corporate finance practice of Coopers & Lybrand and earned his ACA qualification with Rees Pollock Chartered Accountants. Mr. Little has an MA in Economics from Clare College, Cambridge University.

Michael A. Bennett is a Managing Director and a Portfolio Manager/Analyst on various international and global equity teams. He also coordinates the activities of Lazard’s Investment Council. Mr. Bennett began working in the investment field in 1986. Prior to joining Lazard in 1992, Mr. Bennett was with General Electric Investment Corporation, Keith Lippert Associates and became a CPA while at Arthur Andersen & Company. He has an MBA from the University of Chicago and a BS in Accounting from New York University.

Robin O. Jones is a Managing Director and Portfolio Manager/Analyst on the International Strategic Equity, International Compounders, and Global Strategic Equity teams. Mr. Jones began working in the investment field in 2002 at Lazard, before leaving in 2006 for Bluecrest Capital Management where he worked as a Portfolio Manager. Mr. Jones rejoined Lazard in 2007. He has a BA (Hons) in Economics from Durham University and a PGCE in Mathematics from Cambridge University.

John R. Reinsberg is a Deputy Chairman of Lazard LLC and Head of International Global Strategies. He is also a Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, Mr. Reinsberg was Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. Mr. Reinsberg has an MBA from Columbia University and a BA from the University of Pennsylvania. He is an Overseer of the University of Pennsylvania School of Arts and Sciences, Chairman of the University of Pennsylvania Huntsman Program Advisory Board, a Trustee of the NPR Foundation (National Public Radio), a Member of the Board of Directors of the Alliance for Cancer Gene Therapy, and a Member of the Board of Directors of the US Institute (Institutional Investor).

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

955

JNL/Loomis Sayles Global Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security’s “country of risk” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the MSCI Emerging & Frontier Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

The Fund normally invests across a wide range of sectors and industries. Loomis, Sayles & Company, L.P., the Fund’s sub-adviser (“Sub-Adviser”) employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be).

The Fund will consider selling a portfolio investment when the Sub-Adviser believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects intrinsic value, or for other investment reasons which the Sub-Adviser deems appropriate.

The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”). Under normal market conditions, the Sub-Adviser does not intend to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Market risk
•	Issuer risk
•	Company risk
•	Managed portfolio risk
•	Non-diversification risk
•	Foreign securities risk
•	Depositary receipts risk
•	Rule 144A securities risk
•	Liquidity risk
•	Foreign regulatory risk
•	Currency risk
•	Emerging markets and less developed countries risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
956

•	Small-capitalization investing risk
•	Counterparty risk
•	Derivatives risk
•	Leverage risk
•	Credit risk
•	China risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Forward and futures contract risk
•	Government regulatory risk
•	Redemption risk
•	Regulatory investment limits risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Loomis, Sayles & Company, L.P., (“Loomis Sayles”). Loomis Sayles is located at One Financial Center Boston, Massachusetts 02111. Loomis Sayles is a Delaware limited partnership, registered as an investment adviser that provides investment advice to retirement and pension plans, institutional and corporate clients, insurance companies, mutual funds and high net worth individuals. Loomis Sayles is registered as an investment adviser under the Investment Advisers Act. Loomis Sayles has managed client assets for more than 75 years.

Aziz V. Hamzaogullari, CFA is the chief investment officer and founder of the Growth Equity Strategies Team and Loomis Sayles. He is the portfolio manager of the Loomis Sayles large cap, global and all cap growth strategies, including the Loomis Sayles Growth and Global Growth mutual funds and products outside the US, as well as the Skorum Long/Short Equity Fund. Mr. Hamzaogullari is also an executive vice president and a member of Loomis Sayles’ Board of Directors. Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments where he was a senior portfolio manager. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. Mr. Hamzaogullari was head of Evergreen’s Berkeley Street Growth Equity team and was the founder of the research and investment process. Prior to Evergreen, Mr. Hamzaogullari was a senior equity analyst and portfolio manager at Manning & Napier Advisors. He has 27 years of investment industry experience. He earned a BS from Bilkent University, Turkey, and an MBA from George Washington University. He is also a member of CFA Society Boston.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

957

JNL/Lord Abbett Short Duration Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a high level of income consistent with preservation of capital.

Principal Investment Strategies. The Fund invests in various types of short duration debt (or fixed income) securities. Under normal conditions, the Fund pursues its investment objective by investing at least 65% of its net assets in investment grade debt securities of various types. Investment-grade debt securities are securities that are rated within the four highest grades assigned by an independent rating agency such as Moody’s Investors Service, Inc. (Aaa, Aa, A, Baa), S&P Global Ratings (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB), or are unrated but determined by Lord, Abbett & Co. LLC (“Sub-Adviser”) to be of comparable quality. Such investments include:

•	Corporate debt securities of U.S. issuers;
•	Corporate debt securities of non-U.S. (including emerging market) issuers that are denominated in U.S. dollars;
•	Mortgage-backed, mortgage-related and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities (“CMBS”);
•	Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and
•	Inflation-linked investments.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury. The Fund may invest up to 35% of its net assets in any one or a combination of the following types of fixed income securities and other instruments:

•	High-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds);
•	Debt securities of non-U.S. (including emerging market) issuers that are denominated in foreign currencies;
•	Senior loans, including bridge loans, novations, assignments, and participations; and
•	Convertible securities, including convertible bonds and preferred stocks.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Duration is a mathematical concept that measures a portfolio’s exposure to interest rate changes. The duration of a security takes into account the pattern of all expected payments of interest and principal on a security over time, including how these payments are affected by changes in interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point. Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years.

High-yield debt securities are debt securities that are rated BB/Ba or lower by an independent rating agency, or are unrated but determined by the Sub-Adviser to be of comparable quality. High-yield debt securities typically pay a higher yield than investment grade debt securities, but present greater risks.

The investment-grade and high-yield debt securities described above may include mortgage-backed, mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, stripped mortgage-backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to mortgage-backed securities, privately issued mortgage-related securities, or securities issued by the U.S. Government, its agencies and instrumentalities. The Fund may, and typically does, invest substantially in CMBS, including lower-rated CMBS.

The Fund may invest in convertible securities, such as preferred stocks or bonds, which are exchangeable at the option of the holder for a fixed number of other securities, usually common stocks, at a set price or formula. Convertible securities may provide investors the opportunity to participate in rising markets and potential protection in declining markets.

The Fund may invest in floating or adjustable rate senior loans, including bridge loans, novations, assignments, and participations. The interest rates on floating or adjustable rate loans periodically are adjusted to a generally recognized base rate such as LIBOR or the prime rate as set by the Federal Reserve. The Fund’s investments in loans may include senior loans, second lien, or other subordinated loans.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund may use derivatives for hedging purposes, including protecting the Fund’s unrealized gains by hedging against possible adverse fluctuations in the securities markets or changes in interest rates or currency exchange rates that may reduce the market value of the Fund’s investment portfolio.

958

The Fund also may use derivatives for non-hedging purposes to seek to enhance the Fund’s returns, spreads or gains, or to efficiently invest excess cash or quickly gain market exposure. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s related exposures or for other portfolio management reasons. The Fund may engage in derivative transactions on an exchange or in the over-the-counter (“OTC”) market.

The types of derivative instruments that the Fund may use consist principally of:

•	Futures and Options on Futures. The Fund may enter into futures contracts and options on futures contracts, which involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or the OTC market. An option on a futures contract gives the purchaser the right to buy or sell a futures contract in exchange for the payment of a premium. The Fund may enter into such contracts as a substitute for taking a position in any underlying asset or to increase returns.
•	Foreign Currency Forward Contracts and Options. The Fund may use foreign currency forward contracts and options to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Under some circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the completion of forward contracts. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. Foreign currency forward contracts also may be used to increase the Fund’s exposure to foreign currencies that the Sub-Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another.
•	Options. The Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts in accordance with its investment objective and policies. A “call option” is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction.

The Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or securities indices, currencies or futures. The Fund also may enter into OTC options contracts, which are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Successful use by the Fund of options and options on futures will depend on the Sub-Adviser’s ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates.

•	Swaps. The Fund may enter into interest rate, equity index, credit, currency and total return swap agreements, and swaptions (options on swaps) and similar transactions. The Fund may enter into these swap transactions for hedging purposes or in an attempt to obtain a particular return when it is considered desirable to do so. An OTC swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or ’‘notional’’ amount. The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Fund may enter into OTC swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates. Certain types of swaps, such as interest rate swaps, are cleared through clearing houses.

The Fund’s sub-adviser, Lord, Abbett & Co. LLC (“Sub-Adviser”), buys and sells securities using a relative value-oriented investment process, meaning the Fund generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the Sub-Adviser evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The Sub-Adviser employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The Sub-Adviser applies proprietary filters to this analysis to determine security selection, sector exposure, and term structure. The Sub-Adviser may actively rotate sector exposure based on its assessment of relative value. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security if it no longer meets the Fund’s investment criteria or for a variety of other reasons, such as to secure gains, limit losses, maintain its duration, redeploy assets into opportunities believed to be more promising, increase cash, or satisfy redemption requests, among others. The Fund will not be required to sell a security that has been downgraded after purchase; however, in these cases, the Fund will monitor the situation to determine whether it is advisable for the Fund to continue to hold the security. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the

959

economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, the Fund’s valuation target for the security, and the impact of the security’s duration on the Fund’s overall duration.

The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to manage liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Managed portfolio risk
•	Market risk
•	Fixed-income risk
•	Currency risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Credit risk
•	Interest rate risk
•	Liquidity risk
•	U.S. Government securities risk
•	Mortgage-related and other asset-backed securities risk
•	Commercial mortgage-backed securities risk
•	Convertible securities risk
•	TIPS and inflation-linked bonds risk
•	Foreign securities risk
•	Emerging markets and less developed countries risk
•	Senior loans risk
•	Derivatives risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Company risk
•	Debt securities ratings risk
•	Cybersecurity risk
•	Foreign regulatory risk
•	Hedging transactions risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

960

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”), located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes across a full range of mutual funds, institutional accounts, and separately managed accounts.

The Fund is managed by experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis.

Andrew H. O’Brien, CFA, is Partner and Portfolio Manager at Lord Abbett. Mr. O’Brien is the lead Portfolio Manager for Lord Abbett’s taxable fixed income strategies with a focus on corporate securities. Mr. O’Brien also serves as Co-Head of the firm’s Partnership Committee. Mr. O’Brien joined Lord Abbett in 1998 and was named Partner in 2008. Prior to his current role, he served various roles on the taxable fixed income portfolio management team. He has worked in the financial services industry since 1998. He earned an AB in economics from Princeton University and is a holder of the Chartered Financial Analyst® (CFA) designation.

Kewjin Yuoh is Partner and Portfolio Manager at Lord Abbett. Mr. Yuoh is the lead Portfolio Manager for Lord Abbett’s taxable-fixed income strategies with a focus on liquid and securitized securities. Mr. Yuoh joined Lord Abbett in 2010 and was named Partner in 2012. His previous experience includes serving as Portfolio Manager of Structured Products at Sanford Bernstein; Portfolio Manager of Agency Mortgage-Backed Securities at Credit Suisse Asset Management; and Senior VP, Director of Fundamental Research for Liquid and Structured Products at AllianceBernstein. He has worked in the financial services industry since 1994. He earned a BS in operations research and industrial engineering from the Cornell University College of Engineering.

Steven F. Rocco, CFA, is Partner and Director of Taxable Fixed Income at Lord Abbett. Mr. Rocco is responsible for oversight of all of Lord Abbett’s taxable fixed income investment activities, including portfolio management, global credit research, and trading. He also serves as the lead Portfolio Manager for Lord Abbett’s High Yield and Multi Sector fixed income strategies. Mr. Rocco is also a member of the Investment Leadership Team, as well as the Strategic Allocation Committee. In addition, he serves on Lord Abbett Steering Committee, which provides strategic direction and decides on the priorities of the organization. Mr. Rocco joined Lord Abbett in 2004 and was named Partner in 2011. Prior to his current role, he served as Associate Portfolio Manager for Lord Abbett’s investment grade fixed income strategies. He has worked in the financial services industry since 2001. He earned a BA in economics from Cornell University and is a holder of the Chartered Financial Analyst® (CFA) designation.

Robert A. Lee is Partner and Chief Investment Officer at Lord Abbett. Mr. Lee is the Chief Investment Officer responsible for providing broad management and strategic oversight for all of Lord Abbett’s investment, research, and trading teams. In addition, Mr. Lee is a member of the Strategic Allocation Committee. He also serves on Lord Abbett Steering Committee, which provides strategic direction and decides on the priorities of the organization. Mr. Lee joined Lord Abbett in 1997 and was named Partner in 2002. Prior to his current role, Mr. Lee served as Deputy Chief Investment Officer and oversaw the firm’s taxable and tax-exempt fixed income strategies. In addition, he held the role of Fixed Income Portfolio Manager for Mortgage- and Asset-Backed Securities. His previous experience includes serving as Fixed Income Portfolio Manager at ARM Capital Advisors; Assistant Portfolio Manager/Assistant Vice President at Kidder Peabody Asset Management; and Fixed Income Portfolio Strategies Analyst at First Boston Corporation. He has worked in the financial services industry since 1991. He earned a BS in economics from the Wharton School of Business at the University of Pennsylvania.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

961

JNL/Mellon Emerging Markets Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Morningstar® Emerging Markets Target Market Exposure Index℠ (Net), which is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the emerging markets equity markets through exclusive investment in shares of the JNL Emerging Markets Index Fund (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund seeks to invest under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the Morningstar® Emerging Markets Target Market Exposure Index℠ (Net) (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”). The Index is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Emerging Markets equity markets. Morningstar Indexes classifies Brazil, Chile, Colombia, Mexico, Peru, China, India, Indonesia, South Korea, Malaysia, Pakistan, Philippines, Taiwan, Thailand, Czech Republic, Greece, Hungary, Poland, Russia, Turkey, Egypt, Qatar, South Africa, Saudi Arabia, and United Arab Emirates as Emerging Markets. Morningstar Indexes reviews the market classification annually and consecutively updates the list. Effective at the June 2021 reconstitution, Poland is expected to be reclassified as a developed market.

There is no specific tilt based on region. While the Index will contain securities from China and Russia, their weights are determined solely in accordance with their float market capitalization. As of December 31, 2020, total percentage weight of securities from China was 38.79% and that from Russia was 2.69%.

The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,416 constituents and the full market capitalization range was $204.61 million to $1,865.87 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Master Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that comprise the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, and emerging markets generally have less diverse and less mature economic structures, as well as less stable political systems, than those of developed countries. Because the Fund seeks to track an index comprised of foreign securities, it may be more susceptible to such risks than a Fund that seeks to track an index comprised of domestic securities.

The Master Fund will generally give the same weight to a given security as the Index does. However, when Mellon Investments Corporation (“Sub-Adviser”) believes it is in the best interest of the Master Fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the Sub-Adviser may cause the Master Fund’s weighting of a security to be more or less than the Index’s weighting of the security. The Master Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or buy securities that are not yet represented in the Index in anticipation of their addition to the Index. The Master Fund does not hedge its exposure to foreign currencies. However, the Master Fund may use forward contracts to lock-in exchange rates for portfolio securities that are purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

When attempting to replicate the Index, portfolio turnover is typically limited to what the index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. The Master Fund stays aligned with the Index automatically with the change in share price, due to the close similarity between the holdings of the Index and those of the Master Fund. The Master Fund will rebalance when the Index rebalances.

In the event that all the securities comprising the Index cannot be purchased, the Master Fund may purchase a representative sample of securities from each economic sector included in the Index in proportion to the weighting in the Index. To the extent that the Master Fund seeks to replicate the Index using such sampling techniques, a close correlation between the Master Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets. The Master Fund’s ability to achieve significant correlation between Master Fund and Index performance may be affected by changes in securities markets and changes in the composition of the Index.

962

The Master Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Master Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Master Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Master Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis). These transactions involve a commitment by the Master Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Master Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Master Fund may invest in derivative securities to manage cash flows and equitize dividend accruals. In addition, the Master Fund may also invest in exchange-traded funds (“ETFs”). ETFs may be used in the Master Fund to invest cash until such time as the Master Fund purchases local securities. ETFs may also be used to gain exposure to local markets that may be closed, or that are expensive or difficult to trade in local shares.

The Master Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Master Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Emerging markets and less developed countries risk
•	Foreign securities risk
•	Equity securities risk
•	Currency risk
•	Market risk
•	Passive investment risk
•	China risk
•	Russia investment risk
•	Foreign regulatory risk
•	Liquidity risk

•	Concentration risk
•	Counterparty risk
•	Depositary receipts risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Forward and futures contract risk
•	Index investing risk
•	Tracking error risk
•	Clearance and settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

963

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Jackson National Asset Management, LLC (“JNAM”) located at 225 W. Wacker Drive, Chicago, Illinois 60606. JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

Sub-Adviser to the Master Fund

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Master Fund and directs the purchase and sale of the Master Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Master Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.20%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.22%

Feeder Fund
Class A
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.92%

Feeder Fund
Class I
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.62%

Information regarding the effect of any waiver on the Master Fund’s total annual operating expenses can be found in this prospectus.

964

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by Mellon. Pursuant to its investment advisory and management agreement with the Trust, JNAM will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by Mellon, the Master Fund’s sub-adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund. Mellon supervises and manages the investment portfolio of the Master Fund and directs the purchase and sale of the Master Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Master Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Master Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

965

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

966

JNL/Mellon Equity Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return (consisting of capital appreciation and income).

Principal Investment Strategies. Under normal market conditions the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for made investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Mellon Investments Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index. The S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics. The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (“ADRs”), including those purchased in initial public offerings. The Fund may also invest in fixed income securities and money market instruments.

In selecting securities, the Sub-Adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including (i) value, or how a stock is priced relative to its perceived intrinsic worth; (ii) growth, in this case the sustainability or growth of earnings; and (iii) financial profile, which measures the financial health of the company.

Next, based on fundamental analysis, the Sub-Adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Finally, the Sub-Adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The Fund at times may overweight certain sectors in attempting to achieve higher yields.

The Fund may, but is not required to, use derivatives, such as options, futures, and options on futures (including those relating to stocks, indices, and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, or as a part of a hedging strategy.

The Fund may invest in securities issued by companies in the financial services sector.

The Fund primarily invests in securities of U.S. companies and does not currently intend to invest more than 15% in foreign securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Equity securities risk
•	Investment style risk
•	Stock risk
•	Company risk
•	Accounting risk
•	Financial services risk
•	Portfolio turnover risk
•	Depositary receipts risk
•	Foreign regulatory risk
•	Convertible securities risk
•	Options risk
•	Derivatives risk
•	Issuer risk
•	Investments in IPOs risk
•	Managed portfolio risk
967

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Banking industry investment risk
•	Cybersecurity risk
•	Cyclical opportunities risk
•	Expense risk
•	Interest rate risk
•	Investment strategy risk
•	Large-capitalization investing risk
•	Liquidity risk
•	Mid-capitalization investing risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund is Mr. John C. Bailer, CFA. Information regarding the portfolio manager of the Fund is set forth below.

Mr. Bailer is the lead portfolio manager for the dividend-focused Large Cap Value strategies. In this role, he was responsible for creating our Income Stock strategy to meet demand from clients seeking attractively valued higher dividend income while not sacrificing dividend growth. He has managed the team’s dividend strategies since 2005 and is the lead portfolio manager for the Equity Income strategy which emphasizes dividend growth stocks. He is also a senior research analyst on the Dynamic Large Cap Value strategy, responsible for the Consumer, Technology and Communication Services sectors. Mr. Bailer also is the chair of the Mellon Proxy Voting Committee. Previously, he was a senior research analyst on the Large Cap Value team and joined the firm in 1992.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

968

JNL/Mellon MSCI KLD 400 Social Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to track the performance of the MSCI KLD 400 Social Index, an index composed of U.S. companies that have positive environmental, social and governance characteristics as identified by the index provider.

Principal Investment Strategies. The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (the “Index” or “MSCI”), which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of December 31, 2020, the Index consisted of 403 companies identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”), NASDAQ Stock Market and the NYSE MKT LLC. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. The ratings identify the following six to ten issues: climate change, natural resources, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance, and corporate behavior. The ESG criteria includes, but is not limited to, a company’s level of exposure relating to a material issue and the company’s management process of that issue. To assess a company’s exposure to and management of ESG risks and opportunities, the MSCI collects data from at a segment or geographic level from academic, government datasets; publicly filed company reports; government databases; media; and similar sources. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Index: alcohol, tobacco, gambling, civilian firearms, nuclear power, military weapons, adult entertainment and genetically modified organisms. The Index may include large-, mid- or small capitalization companies. Components of the Index primarily include consumer discretionary, healthcare and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time.

Mellon Investments Corporation (“Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the Sub-Adviser or its affiliates, as well as in securities not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. The Fund seeks to track the investment results of the Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Index is sponsored by MSCI, which is independent of the Fund and the Sub-Adviser. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Fund seeks to track the investment results of the Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have ESG characteristics. The Fund’s investments may be concentrated in certain industries to the extent such industries are represented in the Index. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	ESG (Environmental, Social & Governance) investment strategy risk
•	License termination risk
•	Equity securities risk
•	Concentration risk
•	Derivatives risk
969

•	Exchange-traded funds investing risk
•	Financial services risk
•	Foreign regulatory risk
•	Index investing risk
•	Issuer risk
•	Large-capitalization investing risk
•	Market risk
•	Passive investment risk
•	Sector risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Currency risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Mid-capitalization investing risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Small-capitalization investing risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

970

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

971

JNL/Mellon S&P 500 Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the S&P 500® Index to provide long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. As of December 31, 2020, the market capitalization range of the S&P 500 Index is $3.24 billion to $2.26 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.” When attempting to replicate a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, investor contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index. To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its Index, to assist with Index rebalances, and to meet redemption or purchase requests.
The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in S&P 500 Index futures contracts.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Large-capitalization investing risk
•	License termination risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Financial services risk
•	Index investing risk
•	Passive investment risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

972

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Market risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

973

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

974

JNL/Mellon S&P 400 MidCap Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the S&P MidCap 400 Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations through exclusive investment in shares of the JNL Mid Cap Index Fund (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund.

The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.

The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through representative sampling. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Master Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index. As of December 31, 2020, the market capitalization range of the S&P MidCap 400 Index is $1.17 billion to $22.17 billion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term.

When attempting to replicate a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Master Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Master Fund may purchase a representative sample of securities from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index. To the extent that the Master Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Master Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets. The Master Fund’s ability to achieve significant correlation between the Master Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Master Fund may invest in exchange-traded funds (“ETFs”) and cash to maintain correlation of its index, to assist with fund re-balances, and to meet redemption or purchase requests.

The Master Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. The Master Fund may hold up to 25% of its value in S&P 400 Index futures contracts.

For temporary defensive purposes during unusual economic or market conditions, for liquidity purposes and /or in response to asset flows in the Master Fund, the Feeder Fund may hold a percentage of its assets in cash. Such holdings may impact the Feeder Fund’s ability to achieve its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Equity securities risk
•	Mid-capitalization investing risk
•	License termination risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Financial services risk
•	Index investing risk
975

•	Large-capitalization investing risk
•	Passive investment risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.) The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Market risk
•	Redemption risk
•	Portfolio turnover risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Jackson National Asset Management, LLC (“JNAM”) located at 225 W. Wacker Drive, Chicago, Illinois 60606. JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

Sub-Adviser to the Master Fund

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Master Fund and directs the purchase and sale of the Master Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Master Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

976

Master Fund
Management Fee	0.20%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.22%

Feeder Fund
Class A
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.76%

Feeder Fund
Class I
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.46%

Information regarding the effect of any waiver on the Master Fund’s total annual operating expenses can be found in this prospectus.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by Mellon. Pursuant to its investment advisory and management agreement with the Trust, JNAM will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by Mellon, the Master Fund’s sub-adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

977

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund. Mellon supervises and manages the investment portfolio of the Master Fund and directs the purchase and sale of the Master Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Master Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Master Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

978

JNL/Mellon Small Cap Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the S&P SmallCap 600 Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies through exclusive investment in shares of the JNL Small Cap Index Fund (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the S&P SmallCap 600 Index. The S&P SmallCap 600 Index is a quarterly-rebalanced, float-adjusted market cap weighted index comprised of approximately 600 U.S. common equities and REITs that meet the index provider’s criteria for market capitalization, public float, financial viability, liquidity, price reasonableness, and sector representation. The S&P SmallCap 600 Index may invest across all GICS sectors and may include investments in financial services companies.

The Master Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P SmallCap 600 Index through representative sampling. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Master Fund attempts to replicate the S&P SmallCap 600 Index by investing all or substantially all of its assets in the stocks that make up the S&P SmallCap 600 Index. As of December 31, 2020, the market capitalization range for the S&P SmallCap 600 Index was $146.42 million to $6.33 billion.

When attempting to replicate a capitalization-weighted index such as the S&P SmallCap 600 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P SmallCap 600 Index cannot be purchased, the Master Fund may purchase a representative sample of securities from each economic sector included in the S&P SmallCap 600 Index in proportion to the weighting in S&P SmallCap 600 Index. To the extent that the Master Fund seeks to replicate the S&P SmallCap 600 Index using such sampling techniques, a close correlation between the Master Fund’s performance and the performance of the S&P SmallCap 600 Index may be anticipated in both rising and falling markets. The Master Fund’s ability to achieve significant correlation between the Master Fund and S&P SmallCap 600 Index performance may be affected by changes in securities markets and changes in the composition of the S&P SmallCap 600 Index.

The Master Fund may invest in exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests. The Master Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the S&P SmallCap 600 Index.

The Master Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. The Master Fund may hold up to 25% of its value in S&P SmallCap 600 Index futures contracts. The Master Fund may lend its securities to increase its income.

For temporary defensive purposes during unusual economic or market conditions, for liquidity purposes and /or in response to asset flows in the Master Fund, the Feeder Fund may hold a percentage of its assets in cash. Such holdings may impact the Feeder Fund’s ability to achieve its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Equity securities risk
•	Small-capitalization investing risk
•	License termination risk
•	Derivatives risk
979

•	Exchange-traded funds investing risk
•	Financial services risk
•	Index investing risk
•	Market risk
•	Passive investment risk
•	Securities lending risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). S&P® SmallCap 600 Index. The S&P SmallCap 600® Index is a market cap-weighted index that captures and measures the performance of 600 small size companies in U.S. with a market capitalization of $146.42 million to $6.33 billion, reflecting this market segment’s distinctive risk and return characteristics. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable as this segment of the market is typically known for less liquidity and potentially less financial stability than large caps.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Jackson National Asset Management, LLC (“JNAM”) located at 225 W. Wacker Drive, Chicago, Illinois 60606. JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

Sub-Adviser to the Master Fund

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Master Fund and directs the purchase and sale of the Master Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Master Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

980

Master Fund
Management Fee	0.20%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.22%

Feeder Fund
Class A
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.76%

Feeder Fund
Class I
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.46%

Information regarding the effect of any waiver on the Master Fund’s total annual operating expenses can be found in this prospectus.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by Mellon. Pursuant to its investment advisory and management agreement with the Trust, JNAM will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by Mellon, the Master Fund’s sub-adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

981

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund. Mellon supervises and manages the investment portfolio of the Master Fund and directs the purchase and sale of the Master Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Master Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Master Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

982

JNL/Mellon International Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure Index℠ (Net) (“Index”) to provide long-term capital growth by investing in international equity securities through exclusive investment in shares of the JNL International Index Fund (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Index through representative sampling. The Master Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.

The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index, a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets. As of December 31, 2020, the Index included equities listed in Austria, Australia, Belgium, Switzerland, Germany, Denmark, Spain, Finland, France, Great Britain, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, New Zealand, Portugal, Sweden, Singapore, and the U.S. (the sole current U.S. holding is a British entity listed in the U.S.).

The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,013 constituents and the full market capitalization range was $395.74 million to $339.8 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

To the extent that the Master Fund seeks to replicate the Index using sampling techniques, a close correlation between the Master Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets.

To implement this strategy, the Master Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Master Fund’s objective. The Master Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stoxx, Topix, FTSE, etc.) and/or Index futures contracts. In addition, the Master Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the Index.

The Master Fund may invest in exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests. The Master Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

For temporary defensive purposes during unusual economic or market conditions, for liquidity purposes and /or in response to asset flows in the Master Fund, the Feeder Fund may hold a percentage of its assets in cash. Such holdings may impact the Feeder Fund’s ability to achieve its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Foreign securities risk
•	Equity securities risk
•	Foreign regulatory risk
•	License termination risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Financial services risk
983

•	Forward and futures contract risk
•	Index investing risk
•	Passive investment risk
•	Tracking error risk
•	Asian investment risk
•	Currency risk
•	European investment risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Jackson National Asset Management, LLC (“JNAM”) located at 225 W. Wacker Drive, Chicago, Illinois 60606. JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

Sub-Adviser to the Master Fund

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Master Fund and directs the purchase and sale of the Master Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Master Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.20%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.21%
984

Feeder Fund
Class A
Management Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.82%

Feeder Fund
Class I
Management Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.52%

Information regarding the effect of any waiver on the Master Fund’s total annual operating expenses can be found in this prospectus.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by Mellon. Pursuant to its investment advisory and management agreement with the Trust, JNAM will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by Mellon, the Master Fund’s sub-adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

985

Portfolio Management of the Master Fund. Mellon supervises and manages the investment portfolio of the Master Fund and directs the purchase and sale of the Master Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Master Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Master Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

986

JNL/Mellon Bond Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”).

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class I shares of the Master Fund. The Master Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”). Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Master Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Master Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and characteristics of the Index that Mellon Investments Corporation (“Mellon” or “Master Fund’s Sub-Adviser”) believes to be important such as Option Adjusted Duration, Maturity, Average Quality Rating, Sector/Industries, and Yield to worst. The Index includes Treasuries, government-related credit, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage backed securities (agency and non-agency). Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This Index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, the Master Fund’s Sub-Adviser utilizes a representative sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the representative sampling approach, the Master Fund’s Sub-Adviser selects what it believes is a representative basket of securities in order to track the important risk characteristics of the Index. Given this fixed income index cannot be fully replicated, the Master Fund uses a representative sampling approach to select bonds that match the important risk characteristics of the Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Master Fund’s holdings are rebalanced on a monthly basis to reflect changes in the composition of the Index. The Master Fund’s rebalancing is typically done by using cash flows from accruals and contract owner contributions and withdrawals.

The Master Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks. It does not do so currently to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

For temporary defensive purposes during unusual economic or market conditions, for liquidity purposes and /or in response to asset flows in the Master Fund, the Feeder Fund may hold a percentage of its assets in cash. Such holdings may impact the Feeder Fund’s ability to achieve its investment objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective.

The principal risks of investing in the Fund include:

•	Interest rate risk
•	Fixed-income risk
•	Passive investment risk
•	U.S. Government securities risk
•	Credit risk
•	Mortgage-related and other asset-backed securities risk
•	Extension risk
•	Tracking error risk
•	Foreign securities risk
•	Index investing risk
•	Portfolio turnover risk
•	Market risk
987

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Prepayment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Investment Adviser to the Master Fund

The Investment Adviser to the Master Fund is Jackson National Asset Management, LLC (“JNAM”) located at 225 W. Wacker Drive, Chicago, Illinois 60606. JNAM was organized in 2000 under the laws of Michigan, and managed or advised assets totaling $261 billion as of December 31, 2020.

Sub-Adviser to the Master Fund

Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Master Fund and directs the purchase and sale of the Master Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Master Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives.

The Master Fund’s and the Feeder Fund’s annual management fee and expenses, expressed as a percentage of each Fund’s average daily net assets and not taking into account any applicable waivers, are as follows:

Master Fund
Management Fee	0.20%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.20%

Feeder Fund
Class A
Management Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.76%

988

Feeder Fund
Class I
Management Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.46%

Information regarding the effect of any waiver on the Master Fund’s total annual operating expenses can be found in this prospectus.

Investment Adviser to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by Mellon. Pursuant to its investment advisory and management agreement with the Trust, JNAM will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

If the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM. For these services, JNAM would be entitled to receive a fee based on the Feeder Fund’s average daily net assets, accrued daily and paid monthly, as shown in the “Management of the Trust” section of this Prospectus.

JNAM has received an exemptive order from the SEC that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Investors will be notified of any affiliated or unaffiliated sub-adviser hiring or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by Mellon, the Master Fund’s sub-adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment adviser, manage the Feeder Fund either directly or with a sub-adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action. This may result in the termination of the current fee waiver and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth above. JNAM will provide portfolio management under the Investment Advisory and Management Agreement for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

Portfolio Management of the Master Fund. Mellon supervises and manages the investment portfolio of the Master Fund and directs the purchase and sale of the Master Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Master Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Master Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Master Fund’s portfolio are:

989

Paul Benson is the Managing Director, Head of Fixed Income Efficient Beta at Mellon. Mr. Benson joined Mellon in 2005 and was previously a Senior Portfolio Manager, responsible for the Yield Curve Arbitrage strategy within Global Asset Allocation portfolios. Prior experience includes analyzing and managing U.S. and Global Fixed Income active portfolios as well as market-making and proprietary trading with a focus on interest rate swaps and JPN Government Bonds. Mr. Benson attained the Chartered Financial Analyst (“CFA”) and Chartered Alternative Investment Analyst (“CAIA”) designations. Mr. Benson graduated with a B.A. from the University of Michigan. He has over 21 years of investment experience.

Nancy G. Rogers, CFA is a Managing Director, Head of Fixed Income Portfolio Management at Mellon. Ms. Rogers joined Mellon in 1987 and is responsible for the management of domestic and international portfolios, including separate, commingled and mutual fund accounts. Prior experience includes management of aggregate, government, credit and custom indices as well as trading, performance measurement and portfolio accounting. Ms. Rogers attained the Chartered Financial Analyst (“CFA”) designation. Ms. Rogers graduated with an M.B.A. from Drexel University, Investments. Ms. Rogers has been in the investment industry and at BNY Mellon affiliates since 1987.

Gregg A. Lee, CFA is Director, Senior Portfolio Manager, Fixed Income at Mellon. He joined Mellon in 1989 as an equity indexing portfolio manager and after just over a year, transferred to the fixed-income department. Mr. Lee is responsible for domestic and international fixed income portfolios. He oversees the MBS/securitized sector and helps with the refinement and implementation of the portfolio management process. Mr. Lee also manages global aggregate portfolios including all components and custom indexes, and fixed income ETFs. Prior experience includes managing and trading domestic and international active fixed-income portfolios with a focus on the Active Core and Core Plus strategies. Mr. Lee graduated with a B.S. from University of California at Davis in Managerial Economics. Mr. Lee has been in the investment industry since 1989. Mr. Lee is a member of the CFA Institute and the CFA Society of San Francisco.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

990

JNL/Mellon U.S. Stock Market Index Fund

(formerly, JNL/Vanguard U.S. Stock Market Index Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the Morningstar® US Market IndexSM to provide long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”). The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Index is float market capitalization weighted.

The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,441 constituents and the full market capitalization range was $437.68 million to $ 2.26 trillion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

When attempting to replicate a capitalization-weighted index such as the Morningstar® US Market IndexSM, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Fund’s holdings are rebalanced as needed to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests.

Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Index investing risk
•	Market risk
•	Large-capitalization investing risk
•	Mid-capitalization and small-capitalization investing risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Passive investment risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

991

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

992

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

993

JNL/Mellon DowSM Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the Dow Jones Industrial Average to provide total return through a combination of capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA. The thirty securities are adjusted from time to time to conform to periodic changes to the identity and/or relative weightings in the DJIA. Changes to the DJIA are made on an as-needed basis. There is no annual or semi-annual reconstitution. However, changes in response to corporate actions and market developments can be made at any time. The DJIA covers all industries except transportation and utilities.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities beyond certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in securities issued by companies in the financial services sector.

The Fund is “non-diversified,” as defined in the 1940 Act, and may invest more of its assets in securities of fewer issuers than would a “diversified” mutual fund.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Non-diversification risk
•	License termination risk
•	Derivatives risk
•	Financial services risk
•	Foreign regulatory risk
•	Index investing risk
•	Limited management, trading cost and rebalance risk
•	Market risk
•	Passive investment risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

994

The performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Concentration risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk

•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

995

JNL/Mellon World Index Fund

(formerly, JNL/Mellon MSCI World Index Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the Morningstar® Developed Markets Target Market Exposure IndexSM (Net) to provide long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Morningstar Developed Markets Target Market Exposure Index (Net) (“Index”) through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index, a rules based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets equity markets. Morningstar Indexes classifies Canada, United States, Australia, Hong Kong, Japan, New Zealand, Singapore, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and Israel as Developed Markets. Morningstar Indexes reviews these classifications annually. Effective at the June 2021 reconstitution, Poland is expected to be reclassified as a Developed Market. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,693 constituents and the full market capitalization range was $395.74 million to $2,255.969 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution. To the extent that the Fund seeks to replicate the Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index. The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stoxx, Topix, FTSE, etc.) and/or Index futures contracts. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the Index.

The Fund may obtain exposure to non-U.S. companies through investment in depositary receipts such as ADRs, GDRs, and EDRs.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond certain percentage limitations.

The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	European investment risk
•	Depositary receipts risk
•	Derivatives risk
•	Forward and futures contract risk
•	Financial services risk
996

•	Index investing risk
•	License termination risk
•	Passive investment risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Concentration risk
•	Currency risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

997

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

998

JNL/Mellon Nasdaq® 100 Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the Nasdaq 100 Index to provide total return.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the 100 securities which comprise the NASDAQ-100 Index® (“Index”). The Fund selects a portfolio of securities selected from securities included in the Index. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling.

The Index includes 100 of the largest non-financial domestic and international securities listed on the Nasdaq Stock Market. The Index reflects companies across high-growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. For example, because exchange-traded funds (“ETFs”) are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in the securities of non-U.S. issuers.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Large-capitalization investing risk
•	Non-diversification risk
•	Derivatives risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Index investing risk
•	Market risk
•	Passive investment risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

999

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Concentration risk
•	Cybersecurity risk
•	Expense risk
•	Financial services risk
•	Investment strategy risk
•	Investment style risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

1000

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1001

JNL/Mellon Communication Services Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is to track the performance of the Morningstar® US Communication Services Sector IndexSM to provide total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Morningstar US Communication Services Sector Index (“Index”). The Index measures the performance of U.S. companies that provide communication services using fixed-line networks or those that provide wireless access and services. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 67 constituents and the full market capitalization range was $545.28 million to $ 656.67 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may lend its securities to increase its income.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Sector risk
1002

•	Non-diversification risk
•	Concentration risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Index investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
•	Small-capitalization investing risk
•	Tracking error risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

1003

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1004

JNL/Mellon Consumer Discretionary Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is to track the performance of the Morningstar® US Consumer Cyclical Sector IndexSM to provide total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Morningstar US Consumer Cyclical Sector Index (“Index”). The Index measures the performance of retail stores, auto and auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 177 constituents and the full market capitalization range was $1,239.60 million to $ 1,634,17 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Sector risk
•	Non-diversification risk
•	Concentration risk
1005

•	Derivatives risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Index investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
•	Small-capitalization investing risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

1006

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1007

JNL/Mellon Consumer Staples Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is to track the performance of the Morningstar® US Consumer Defensive Sector IndexSM to provide total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Morningstar US Consumer Defensive Sector Index (“Index”). The Index measures the performance of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 75 constituents and the full market capitalization range was $437.68 million to $407.84 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The consumer staples sector currently consists of companies representing food and staples retailing, food, beverage, and tobacco companies, and household and personal product companies. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund is ’‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ’‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Sector risk
•	Non-diversification risk
•	Concentration risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Index investing risk
1008

•	Investment in other investment companies risk
•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
•	Small-capitalization investing risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). General risks of consumer staples companies include currency fluctuations, increased competition, increased governmental regulation, accommodative monetary policy and stimulative fiscal policy. Generally, spending on consumer staples is affected by the economic health of consumers. Improving global economic growth may adversely affect consumer staples companies. To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Foreign regulatory risk
•	Investment strategy risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

1009

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1010

JNL/Mellon Energy Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is to track the performance of the Morningstar® US Energy Sector IndexSM to provide total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Morningstar US Energy Sector Index (“Index”). The Index measures the performance of U.S. companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 39 constituents and the full market capitalization range was $2,004.84 million to $ 174.29 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Energy Sector Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Sector risk
•	Non-diversification risk
•	Concentration risk
1011

•	Derivatives risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Index investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
•	Small-capitalization investing risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from the Organization of the Petroleum Exporting Countries, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

1012

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1013

JNL/Mellon Financial Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is to track the performance of the Morningstar® US Financial Services Sector IndexSM to provide total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Morningstar US Financial Services Sector Index (“Index”). The Index measures the performance of companies that provide financial services, which include banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 205 constituents and the full market capitalization range was $933.87 million to $543.67 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

Certain provisions of the 1940 Act and the Bank Holding Company Act of 1953, as amended, may limit the ability of the Financial Sector Fund to invest in certain securities in excess of certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Sector risk
•	Financial services risk
1014

•	Non-diversification risk
•	Concentration risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Index investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
•	Small-capitalization investing risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulation.

Bank and thrift risks. Banks and thrifts face increased competition from non-traditional lending sources as regulatory changes, such as the financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these non-traditional lending sources to cut overhead and permit the more efficient use of customer data.

Financial service provider risks. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance company risks. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

1015

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1016

JNL/Mellon Healthcare Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is to track the performance of the Morningstar® US Healthcare Sector IndexSM to provide total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Morningstar US Healthcare Sector Index (“Index”). The Index measures the performance of companies of biotechnology, pharmaceuticals, research services, home healthcare, hospitals, long-term care facilities, and medical equipment and supplies. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 212 constituents and the full market capitalization range was $1,354.74 million to $414.31 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Healthcare Sector Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities beyond certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Sector risk
•	Non-diversification risk
1017

•	Concentration risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Index investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
•	Small-capitalization investing risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The pharmaceutical and healthcare industries continuously evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

1018

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1019

JNL/Mellon Industrials Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is to track the performance of the Morningstar® US Industrials Sector IndexSM to provide total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Morningstar US Industrials Sector Index (“Index”). The Index measures the performance of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companied engaged in transportation and logistic services. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 202 constituents and the full market capitalization range was $1,952.26 million to $ 149.25 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Sector risk

•	Concentration risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Index investing risk
•	Investment in other investment companies risk
•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
1020

•	Portfolio turnover risk
•	Small-capitalization investing risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The industrial sector is characterized by a variety of markets, with companies spanning the quality spectrum in terms of competitive advantage, growth prospects, and exposure to economic cycles. General risks of industrial companies include high cyclicality, fiscal austerity measures, and a stronger U.S. dollar, which may adversely affect exports and U.S. industrial company profitability. To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Foreign regulatory risk
•	Investment strategy risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

1021

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1022

JNL/Mellon Information Technology Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is to track the performance of the Morningstar® US Technology Sector IndexSM to provide total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Morningstar US Technology Sector Index (“Index”). The Index measures the performance of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 247 constituents and the full market capitalization range was $1,922.04 million to $ 2.26 trillion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. For example, because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Sector risk
1023

•	Non-diversification risk
•	Concentration risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Index investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
•	Small-capitalization investing risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

1024

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1025

JNL/Mellon Materials Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is to track the performance of the Morningstar® US Basic Materials Sector IndexSM to provide total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Morningstar US Basic Materials Sector Index (“Index”). The Index measures the performance of companies that manufacturer chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 59 constituents and the full market capitalization range was $2,095.70 million to $ 138.31 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund is ’‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ’‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Sector risk
•	Non-diversification risk
•	Concentration risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Index investing risk
•	Investment in other investment companies risk
1026

•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
•	Small-capitalization investing risk
•	Tracking error risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Commodity prices are a key determinant of materials companies’ earnings. General risks of materials companies include high cyclicality, reduction in demand for processes commodities, increased labor costs, and a stronger U.S. dollar, which may adversely affect exports and U.S. materials company profitability. To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Foreign regulatory risk
•	Investment strategy risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

1027

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1028

JNL/Mellon Real Estate Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is to track the performance of the Morningstar® US Real Estate Sector IndexSM to provide total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Morningstar US Real Estate Sector Index (“Index”). The Index measures the performance of mortgage companies, property management companies and REITs in the United States. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 104 constituents and the full market capitalization range was $724.46 million to $99.71 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

Certain provisions of the 1940 Act may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund is ’‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ’‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Sector risk
•	Non-diversification risk
•	Real estate investment risk
•	Concentration risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Index investing risk
•	Investment in other investment companies risk
1029

•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
•	Tracking error risk
•	Small-capitalization investing risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Foreign regulatory risk
•	Investment strategy risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

1030

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1031

JNL S&P 500 Index Fund

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the S&P 500® Index to provide long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. As of December 31, 2020, the market capitalization range of the S&P 500 Index is $3.24 billion to $2.26 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.” When attempting to replicate a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, investor contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index. To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in S&P 500 Index futures contracts.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its Index, to assist with Index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	License termination risk
•	Large-capitalization investing risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Financial services risk
•	Index investing risk
•	Passive investment risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1032

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Market risk
•	Redemption risk
•	Regulatory investment limits risk
•	Settlement risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College

1033

and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1034

JNL/Mellon Utilities Sector Fund

Class A

Class I

Investment Objective. The objective of the Fund is to track the performance of the Morningstar® US Utilities Sector IndexSM to provide total return through capital appreciation and dividend income.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Morningstar US Utilities Sector Index(“Index’). The Index measures the performance of electric, gas, and water utilities. The Index is float market capitalization weighted. The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and effective the following Monday. As of December 31, 2020, the Index had 54 constituents and the full market capitalization range was $1,022.43 million to $ 151.14 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund is ’‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ’‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Sector risk
•	Non-diversification risk
•	Government regulatory risk
•	Concentration risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Index investing risk
•	Investment in other investment companies risk
•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
1035

•	Small-capitalization investing risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Utilities Sector Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Utilities Sector Fund may also invest to some degree in money market instruments.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Foreign regulatory risk
•	Investment strategy risk
•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

1036

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1037

JNL/MFS Mid Cap Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to meet its objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issuers with medium market capitalizations.

MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those included in the Russell Midcap® Value Index over the last 13 months at time of purchase. As of December 31, 2020, the capitalization range of the Russell Midcap® Value Index was between approximately $584.6 million and $51.1 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the Fund’s assets primarily in equity securities. Equity securities include common stocks, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the Fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may invest the Fund’s assets in foreign securities.

MFS normally invests the Fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the Fund’s assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Investment strategy risk
•	Equity securities risk
•	Market risk
•	Stock risk
•	Company risk
•	Investment style risk
•	Mid-capitalization investing risk
•	Foreign securities risk
•	Foreign regulatory risk
•	Real estate investment risk
•	Liquidity risk
•	Concentration risk
•	Managed portfolio risk
•	Financial services risk
•	Accounting risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1038

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Credit risk
•	Currency risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Investments in IPOs risk
•	Leverage risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/MFS Mid Cap Value Fund is Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), located at 111 Huntington Avenue, Boston, MA 02199.

Kevin Schmitz, an Investment Officer of MFS, has co-managed the Fund since April 2017. He has been employed in the investment area of MFS since 2002.

Brooks Taylor, an Investment Officer of MFS, has co-managed the Fund since April 2017. He has been employed in the investment area of MFS since 1996.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1039

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to provide long-term capital growth by seeking to track the performance of the Morningstar® PitchBook Developed Markets Listed Private Equity IndexSM (“Index”).

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index. The Index tracks the performance of public companies with significant private equity exposure that are listed in developed markets countries. More specifically, the Index is comprised of companies whose primary industry is classified by PitchBook Data, Inc. as private equity and are involved in venture capital, private equity buyouts or growth and mezzanine financing as well as companies with substantial private equity investments. The Index constituents include direct private equity investors, alternative asset managers, funds-of-funds, holding companies, and closed-end funds with significant private equity exposures. While the Index may include funds of funds, the Fund will not invest in those constituents. The weight of each security in the Index is based on float market capitalization, adjusted for a purity score and subjected to investment stage and maximum security weight constraints. The Index is reconstituted annually and implemented after the close of business on the third Friday of December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday. As of December 31, 2020, the Index had 55 constituents and the full market capitalization range was $133 million to $ 43,682 million. The number of stocks in the Index is subject to the selection and eligibility criteria at the time of reconstitution. As this is a rule-based index, private securities are not a part of the Index by rule. As of December 31, 2020, the total percentage weight of the Index in foreign securities (non-U.S.) was 64.67%.

The Fund may concentrate its investments in the capital markets industry to the extent that the Index the Fund is designed to track is also so concentrated. As such, the Fund’s investments may be concentrated in the private equity/venture capital industry.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

When attempting to replicate a capitalization-weighted index, such as the Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund stays aligned with the benchmark automatically with the change in share price, due to the close similarity between the holdings of the Index and those of the Fund. The Fund is managed and rebalanced to reflect the composition of the Index.

In the event that all the stocks comprising the Index cannot be purchased, the Fund may purchase a representative sample of securities from each economic sector included in the Index in proportion to the weighting in the Index. To the extent that the Fund seeks to replicate the Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets and changes in the composition of the Index.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Large-capitalization investing risk
•	License termination risk
•	Concentration risk
1040

•	Derivatives risk

•	Exchange-traded funds investing risk
•	Foreign securities risk
•	Index investing risk
•	Liquidity risk
•	Mezzanine securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Passive investment risk
•	Sector risk
•	Small-capitalization investing risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Morningstar PitchBook Developed Markets Listed Private Equity Index. The Morningstar® PitchBook Developed Markets Listed Private Equity IndexSM tracks the performance of public companies with significant private equity exposure. The index consists of securities listed on developed-market exchanges that meet certain size and liquidity thresholds.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Market risk
•	Redemption risk
•	Regulatory investment limits risk
•	Settlement risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

1041

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1042

JNL/Morningstar Wide Moat Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to provide total return by tracking the performance, net of expenses, of the Morningstar® Wide Moat Focus IndexSM.

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® Wide Moat Focus IndexSM (“Index”).

The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. The Index is equal weighted and provides exposure to companies with Morningstar Economic Moat Ratings of “Wide” that are trading at the lowest current market price/fair value ratios. Moat ratings and fair value estimates are determined through independent research conducted by the Morningstar Equity Research team (“Morningstar Research”).

Wide-moat companies are those in which Morningstar Research has very high confidence that excess returns will remain for 10 years, with excess returns more likely than not to remain for at least 20 years. An economic moat is a structural feature that allows a firm to sustain excess profits over a long period of time. Morningstar Research defines excess profits as returns on invested capital (ROICs), above their estimate of a firm’s cost of capital, or weighted average cost of capital (WACC). Without a moat, profits are more susceptible to competition. Morningstar Research has identified five sources of economic moats: intangible assets, switching costs, network effect, cost advantage, and efficient scale. To assess the sustainability of excess profits, analysts perform ongoing assessments of what Morningstar Research calls the “moat trend.” A firm’s moat trend is positive in cases where Morningstar Research believes its sources of competitive advantage are growing stronger; stable where they do not anticipate changes to competitive advantages over the next several years; or negative when they see signs of deterioration.

Morningstar Research uses a standardized, proprietary valuation model to assign fair values to potential Index constituents’ common stock. Morningstar’s equity research team estimates the issuer’s future free cash flows and then calculates an enterprise value using weighted average costs of capital as the discount rate. Morningstar Research then assigns each issuer’s common stock a fair value by adjusting the enterprise value to account for net debt and other adjustments.

The Index employs a staggered rebalance methodology and is divided into two sub-portfolios. Each typically contains 40 stocks. However, if securities fall short of the selection and eligibility criteria or if securities are added or deleted as a result of corporate actions after reconstitution, the sub-portfolio can hold more or fewer than 40 companies. In addition, securities that are deleted from the Morningstar US Market Index after June and December reconstitutions are simultaneously deleted from the Index. One sub-portfolio reconstitutes in December and June, the other in March and September. At each reconstitution, the 40 securities representing the lowest current market price/fair value are selected from the list of eligible securities for the sub-portfolio. A buffer rule is applied to the current Index constituents. Current constituents ranked within the top 150% of the target count in the eligible universe based on current market price/fair value ratio are retained in the Index. The maximum weight of an individual sector in the Index is capped at 10% more than its corresponding weight in the Morningstar® US Market IndexSM at the time of reconstitution, or 40%, whichever is higher. Due to the staggered rebalance methodology, constituents and weightings may vary between sub-portfolios. As a rule, adjustments to one sub-portfolio are performed after the close of business on the third Friday of March and September and adjustments to the other sub-portfolio are performed after the close of business on the third Friday of June and December, and all adjustments are effective on the following Monday. If the Monday is a market holiday, reconstitution and rebalancing occurs on the Tuesday immediately following. In addition to the quarterly staggered reconstitution of sub-portfolios, the sub-portfolio weights are reset to 50% every June and December and distributed among the securities within them in proportion to their weight.

The aggregate portfolio can contain between 40 and 80 constituents.

The Fund intends to hold the same number of securities as the Index. As of December 31, 2020, the Index included 49 securities of companies with a market capitalization range of between approximately $437.68 billion to $2.26 trillion and a weighted average market capitalization of $395.57 billion. These amounts are subject to change.

Rebalancing data, including constituent weights and related information, is posted on Morningstar’s website (indexes.morningstar.com) at the end of each quarter-end month. Target weights of the constituents are not otherwise adjusted between quarters except in the event of certain types of corporate actions.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund’s use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

1043

Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	License termination risk
•	Non-diversification risk
•	Concentration risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk
•	Index investing risk
•	Large-capitalization investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Passive investment risk
•	Sector risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Redemption risk
•	Regulatory investment limits risk
•	Settlement risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

1044

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1045

JNL/Neuberger Berman Commodity Strategy Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return.

Principal Investment Strategies. The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed-income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals.

The Fund seeks to gain long and short exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to invest directly in commodities.

Companies with similar characteristics may be grouped together in broad categories called sectors. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Fund assets not invested in commodity-linked derivative instruments will be invested in fixed income securities, cash or cash equivalent instruments, or money market mutual funds.

The Fund may hold commodity-linked derivative instruments that provide leveraged exposure to commodities so that the Fund’s investment exposure to commodities (through their use of commodity-linked derivative instruments) may, at times, equal or slightly exceed the Fund’s net assets.

In managing the Fund’s commodity investments, the Fund’s sub-adviser, Neuberger Berman Investment Advisers LLC (the “Sub-Adviser”) seeks to identify investment opportunities using quantitative investment models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Sub-Adviser seeks to provide returns that are not highly correlated with other major asset classes. The Fund may take short positions in one or more separate commodities. The short positions used by the Fund primarily involve buying a derivative on a commodity in anticipation that the price of the commodity will decline.

The Sub-Adviser will use various quantitative models employing strategies intended to identify investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-balancing strategy that considers the total portfolio risk the Sub-Adviser believes to be associated with each commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, precious metals, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee)); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.

From time to time, the Fund’s investment program may emphasize a particular sector of the commodities markets. If the Fund emphasizes one or more sectors the performance of investments in the Fund will likely be affected by events affecting the performance of those sectors.

The Fund’s fixed income investments will be mainly in investment grade fixed income securities and are intended to provide liquidity and preserve capital and may serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. Government and its agencies and instrumentalities, bank certificates of deposit, mortgage backed securities, asset-backed securities, and corporate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds or other fixed income instruments, as described above. The Fund’s use of commodity-linked derivative instruments to obtain long and short exposure to the commodity markets may result in leverage, which amplifies the risks that are associated with the commodities underlying the derivative instruments. The Fund’s aggregate investment exposure, as measured on a notional basis, may be greater than 100% of the Fund’s total assets from time to time.

Although the Fund invests primarily in domestic securities and other instruments, it may also invest in foreign securities and other instruments.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

1046

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Asset-based securities risk
•	Call risk
•	Clearance and settlement risk
•	Commodities regulatory risk
•	Commodity risk
•	Commodity-linked derivatives risk
•	Counterparty risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Extension risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Interest rate risk
•	Investment in other investment companies risk
•	Investment strategy risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market direction risk
•	Market risk
•	Model risk
•	Mortgage-related and other asset-backed securities risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk

•	Short sales risk
•	U.S. Government securities risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment in money market funds risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk
1047

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Neuberger Berman Investment Advisers LLC (“NBIA”), located at 1290 Avenue of the Americas, New York, New York 10104. NBIA is responsible for choosing the Fund’s investments and handling its day-to-day business as required by the investment advisory agreement between the Adviser, JNAM, and NBIA; however, certain services may be performed by affiliates of NBIA. NBIA carries out its duties subject to the policies established by the Board of Trustees. Together, NBIA and its affiliates (collectively, “Neuberger Berman”) continue an asset management history that began in 1939.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Hakan Kaya, Thomas Sontag, and David Yi Wan. Information regarding the portfolio managers of the Fund is set forth below.

Hakan Kaya, PhD, Managing Director, joined the firm in 2008. Dr. Hakan is a Senior Portfolio Manager on the Quantitative and Multi-Asset Class (“QMAC”) team responsible for Global Risk Balanced Portfolios and Commodities. He contributes to asset allocation research with a focus on risk management and has a record of publishing research in both refereed journals and white papers on timely investment issues. Prior to joining the firm, he was a consultant with Mount Lucas Management Corporation where he developed weather risk and statistical relative value models for commodities investment. Dr. Kaya received BS degrees summa cum laude in Mathematics and Industrial Engineering from Koc University in Istanbul, Turkey and holds a PhD in Operations Research & Financial Engineering from Princeton University.

Thomas A. Sontag, Managing Director, joined the firm in 2004. Mr. Sontag is the Head of Global Securitized & Structured Products and serves as a co-portfolio manager and Senior Portfolio Manager on multiple fixed income strategies. He is a member of the senior investment team that sets overall portfolio strategy for Global Investment Grade. Mr. Sontag also leads the Global Securitized team in determining exposure across various portfolio strategies. Prior to joining the firm, Mr. Sontag served as a portfolio manager with Strong Capital Management for six years. His responsibilities included co-managing five mutual funds as well as separate institutional accounts. Previously, Mr. Sontag worked in the Fixed Income divisions of Bear Stearns (1986 to 1998 as a managing director) and Goldman Sachs (1982 to 1985). Mr. Sontag earned a BBA and an MBA from the University of Wisconsin.

David Yi Wan, Senior Vice President, joined the firm in 2001. Mr. Wan is a Portfolio Manager on the Quantitative and Multi-Asset Class (“QMAC”) team responsible for Global Risk Balanced Portfolios and Commodities. He focuses on research and development of asset allocation and commodities investment strategies. In addition, he is responsible for the day-to-day portfolio management and implementation of these strategies. Prior to joining the firm, Mr. Wan was an Assistant Vice President with the Information Management department at Lehman Brothers. Previously, he was deputy director of the Science & Technology Office with Chongqing Cheng-Yu Expressway Company Limited in China. David received a BS in Engineering Mechanics from Tongji University (China), an MS in Computer Science from the City College of New York and an MBA from New York University Stern Business School.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1048

JNL/Neuberger Berman Strategic Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek high current income with a secondary objective of long-term capital appreciation.

Principal Investment Strategies. To pursue its investment objective, the Fund invests primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans. Securities in which the Fund may invest may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest at the time of issuance.

The Fund may invest in debt securities across the credit spectrum, including investment grade securities, below investment grade securities (“high yield bonds,” commonly called “junk bonds”) and unrated securities. The Fund may invest without limit in below investment grade securities. The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are deemed by the Neuberger Berman Investment Advisers LLC (“NBIA” or “Sub-Adviser”) to be of comparable quality. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments.

The Fund may also invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers. These derivative instruments may include, but are not limited to, futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest without limit in foreign securities, but normally will not invest more than 50% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as a High Income Organization for Economic Cooperation and Development (OECD) member country by the World Bank.

Additionally, the Fund may invest in convertible securities and preferred securities. The Fund may also engage in when-issued and delayed delivery transactions (such as to-be-announced mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations.

The Fund may invest in debt securities of any maturity and does not have a target average duration.

In an effort to achieve its investment objective, the Fund may engage in active and frequent trading.

The Fund has the ability to invest in other investment companies, such as exchange-traded funds, money market funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

Investment Philosophy and Process. The Sub-Adviser’s investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks, and quantitative risk management tools. The Sub-Adviser employs an integrated investment process in managing the Fund.

•	Portfolio Strategy: The Global Investment Strategy Team, which consists of the portfolio management team and other senior investment professionals, establishes the investment profile for the Fund, which its monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools.
•	Strategy Implementation: Once the Global Investment Strategy Team establishes the investment profile for the Fund, the research teams and the portfolio management team determine industry/sub-sector weightings and make securities selections within the types of securities that the Fund can purchase, such as investment grade securities, below investment grade securities, emerging market securities and non-U.S. dollar denominated securities.
1049

When assessing the worth of a particular security, the team utilizes internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market’s outlook as it is reflected in asset prices, and c) contrast the two. The goal is to identify and evaluate investment opportunities that other may have missed.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Call risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Credit risk
•	Currency risk
•	Currency transaction risk
•	Debt securities ratings risk
•	Derivatives risk
•	Distressed securities risk
•	Emerging markets and less developed countries risk
•	Exchange-traded funds investing risk
•	Extension risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Investment in money market funds risk
•	Investment in other investment companies risk
•	Issuer risk
•	Liquidity risk
•	Managed portfolio risk
•	Mortgage-related and other asset-backed securities risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Settlement risk
•	Sovereign debt risk
•	Structured investments risk
•	TIPS and inflation-linked bonds risk
•	U.S. Government securities risk
•	When-issued and delayed delivery securities and forward commitments risk
•	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Inflation-indexed securities risk
•	Investment strategy risk
1050

•	Latin America concentration risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Senior loans risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is NBIA, located at 1290 Avenue of the Americas, New York, New York 10104. Pursuant to an investment advisory agreement, NBIA is responsible for choosing the Fund’s investments and handling its day-to-day business. NBIA carries out its duties subject to the policies established by the Board of Trustees. Together, NBIA and its affiliates (collectively, “Neuberger Berman”) continue an asset management history that began in 1939.

The Fund is managed by a team consisting of the following Portfolio Managers:

Thanos Bardas, PhD, Managing Director, joined the firm in 1998. Mr. Bardas is the Global Co-Head of Investment Grade and serves as a Senior Portfolio Manager on Global Investment Grade and Multi-Sector Fixed income strategies. He sits on the firm’s Asset Allocation Committee and Fixed Income’s Investment Strategy Committee, and is a member of the Fixed Income Multi-Sector Group. Mr. Bardas also leads the Global Rates team in determining rates exposure across various portfolio strategies and oversees both inflation and LDI investments. He graduated with honors from Aristotle University, Greece, earned his MS from the University of Crete, Greece, and holds a PhD in Theoretical Physics from State University of New York at Stony Brook. He holds FINRA Series 7 and Series 66 licenses.

David M. Brown, CFA, Managing Director, rejoined the firm in 2003. Dave is Global Co-Head of Investment Grade and acts as Senior Portfolio Manager on both Global Investment Grade and Multi-Sector Fixed Income strategies. He is a member of the Fixed Income Investment Strategy Committee and the Fixed Income Multi-Sector Group. Mr. Brown also leads the Investment Grade Credit team in determining credit exposures across both Global Investment Grade and Multi-Sector Fixed Income strategies. Mr. Brown initially joined the firm in 1991 after graduating from the University of Notre Dame with a BA in Government and subsequently received his MBA in Finance from Northwestern University. Prior to his return, he was a senior credit analyst at Zurich Scudder Investments and later a credit analyst and portfolio manager at Deerfield Capital. Mr. Brown has been awarded the Chartered Financial Analyst designation.

Ashok K. Bhatia, CFA, Managing Director, joined the firm in 2017. Mr. Bhatia is the Deputy Chief Investment Officer for Fixed Income. He is a lead portfolio manager on multi-sector fixed income strategies and is also a member of the Multi-Asset Class portfolio management team, the Fixed Income Investment Strategy Committee and the firm’s Asset Allocation Committee. Previously, Mr. Bhatia has held senior investment and leadership positions in several asset management firms and hedge funds, including Wells Fargo Asset Management, Balyasny Asset Management, and Stark Investments. He has had investment responsibilities across global fixed income and currency markets. Mr. Bhatia began his career in 1993 as an investment analyst at Morgan Stanley. He received a BA with high honors in Economics from the University of Michigan, Ann Arbor, and an MBA with high honors from the University of Chicago. He has been awarded the Chartered Financial Analyst designation.

Bradley C. Tank, Managing Director, joined the firm in 2002 and is the Chief Investment Officer and Global Head of Fixed Income. He is a member of Neuberger Berman’s Operating, Investment Risk, Asset Allocation Committees and Fixed Income’s Investment Strategy Committee, and leads the Fixed Income Multi-Sector Group. From inception in 2008 through 2015, Mr. Tank was also Chief Investment Officer of Neuberger Berman’s Multi-Asset Class Investment business and remains an important member of that team along with the firm’s other CIOs. From 1990 to 2002, Mr. Tank was director of fixed income for Strong Capital Management in Wisconsin. He was also a member of the Office of the CEO and headed institutional and intermediary distribution. In 1997, he was named “Runner Up” for Morningstar Mutual Fund Manager of the Year. From 1982 to 1990, he was a vice president at Salomon Brothers in the government, mortgage and financial institutions areas. Mr. Tank earned a BBA and an MBA from the University of Wisconsin.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1051

JNL/PIMCO Income Fund

Class A

Class I

Investment Objective. The primary investment objective of the Fund is to maximize current income. Long-term capital appreciation is a secondary objective.

Principal Investment Strategies. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed-Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed-income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed-income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund’s exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by PIMCO to be of comparable quality (except such 50% limitation shall not apply to the Fund’s investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 10% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed-Income Instruments,” which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Bank capital and trust preferred securities;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements on Fixed-Income Instruments and reverse repurchase agreements on Fixed-Income Instruments;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.
1052

The Fund may invest in derivatives based on Fixed-Income Instruments.

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Call risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Issuer risk
•	Leverage risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-related and other asset-backed securities risk
•	Portfolio turnover risk
•	Short sales risk
•	Sovereign debt risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Expense risk
•	Extension risk
•	Investment strategy risk
•	Liquidity risk
•	Prepayment risk
•	Redemption risk
1053

•	Regulatory investment limits risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Alfred T. Murata is a managing director and portfolio manager in the Newport Beach office, managing income-oriented, multi-sector credit, opportunistic and securitized strategies. Morningstar named him Fixed-Income Fund Manager of the Year (U.S.) for 2013. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies. He has 19 years of investment experience and holds a Ph.D. in engineering-economic systems and operations research from Stanford University. He also earned a J.D. from Stanford Law School and is a member of the State Bar of California.

Daniel J. Ivascyn is Group Chief Investment Officer and a managing director in the Newport Beach office. He is lead portfolio manager for the firm’s income strategies and credit hedge fund and mortgage opportunistic strategies. He is a member of PIMCO’s Executive Committee and a member of the Investment Committee. Morningstar named him Fixed-Income Fund Manager of the Year (U.S.) for 2013. Prior to joining PIMCO in 1998, he worked at Bear Stearns in the asset-backed securities group, as well as T. Rowe Price and Fidelity Investments. He has 27 years of investment experience and holds an MBA in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics from Occidental College.

Josh Anderson is a managing director and portfolio manager on the income team in the Newport Beach office. He also leads the global ABS (asset-backed securities) portfolio management team and supports the firm’s opportunistic strategies. Previously at PIMCO, he oversaw PIMCO’s European opportunistic investments across public and private mortgage, real estate and specialty finance markets, and earlier he was a structured product portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2003, he was an analyst at Merrill Lynch covering both the residential ABS and collateralized debt obligation sectors and was ranked as one of the top analysts by Institutional Investor magazine. He was previously a portfolio manager at Merrill Lynch Investment Managers. He has 23 years of investment experience and holds an MBA from the State University of New York, Buffalo.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1054

JNL/PIMCO Investment Grade Credit Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities. The average portfolio duration of the Fund is anticipated to vary within two years (plus or minus) of the duration of the Bloomberg Barclays U.S. Credit Index, as calculated by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 30% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or SAI. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments,” which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Bank capital and trust preferred securities;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. Governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments such as options, futures contracts or swap agreements, or in mortgage- or asset-backed, subject to applicable law and any other restrictions described in the Fund’s Prospectus and SAI.

1055

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Call risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Counterparty risk
•	Credit risk
•	Currency risk
•	Debt securities ratings risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Extension risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Investment strategy risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-related and other asset-backed securities risk
•	Options risk
•	Portfolio turnover risk
•	Preferred stock risk
•	Prepayment risk
•	Repurchase agreements, purchase and sale contracts risk
•	Reverse repurchase agreements risk
•	Settlement risk
•	Short sales risk
•	Sovereign debt risk
•	Structured investments risk
•	Swaps risk
•	When-issued and delayed delivery securities and forward commitments risk
•	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk
1056

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Mr. Arora is an executive vice president and portfolio manager in the Newport Beach office and a member of the credit and liability-driven portfolio management teams. He manages credit portfolios focusing on investment grade and long credit. He was previously a senior member of PIMCO’s global risk management team. Prior to joining PIMCO in 2009, he was an executive director, responsible for credit hybrids and exotics trading at J.P. Morgan. Mr. Arora was previously with Bear Stearns as a managing director on the structured credit trading desk, responsible for credit derivative products in investment grade and high yield credits. He has also worked on the foreign exchange Treasury desk at Citibank. He has 21 years of investment experience and holds an MBA from NYU Stern School of Business and a bachelor’s degree in mechanical engineering from the Indian Institute of Technology (IIT Bombay). He is a Certified Financial Risk Manager (FRM).

Mr. Mittal is a managing director and portfolio manager in the Newport Beach office, and a senior member of the liability driven investment and credit portfolio management teams. He manages multi-sector portfolios with added specialization in long credit, investment grade credit, total return and unconstrained bond portfolios. In addition, he is head of the U.S. investment grade, high yield and emerging market credit trading desks. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal also serves on the board of Orangewood Foundation. He joined the firm in 2007 and holds an MBA from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Mr. Kiesel is CIO Global Credit and a managing director in the Newport Beach office. He is a member of the Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management, with oversight for the firm’s investment grade, high yield, bank loan, municipal and insurance business as well as credit research and PIMCO’s actively managed equity business. Morningstar named him Fixed-Income Fund Manager of the Year in 2012 and a finalist in both 2010 and 2017. He has written extensively on the topic of global credit markets, founded the firm’s Global Credit Perspectives publication and regularly appears in the financial media. He joined PIMCO in 1996 and previously served as PIMCO’s global head of investment grade corporate bonds and as a senior credit analyst. He has 26 years of investment experience and holds an MBA from the University of Chicago’s Graduate School of Business. He received his undergraduate degree from the University of Michigan.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1057

JNL/PIMCO Real Return Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Principal Investment Strategies. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed-income Instruments. “Fixed-income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers (“CPI-U”) as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure, such as the CPI-U. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Bloomberg Barclays U.S. TIPS Index, as calculated by PIMCO. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P Global Ratings or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, or swap agreements, or in mortgage or asset-backed securities. The Fund may purchase or sell securities on a when-issued basis, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

The Fund may not invest more than 5% of its net assets in any combination of mortgage-related and/or other asset-backed inverse floater, interest-only or principal-only securities. To the extent permitted by the Fund’s investment objectives and general investment policies, the Fund may invest in residual interest bonds without limitation. The term “residual interest bonds” generally includes tender option bond trust residual interest certificates and instruments designed to receive residual interest payments or other excess cash flows from collateral pools once other interest holders and expenses have been paid.

Consistent with the Fund’s investment policies, the Fund may invest in “fixed-income instruments,” which as used by this Fund include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, and event-linked bonds;
•	Bank capital and trust preferred securities;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements on Fixed-Income Instruments and reverse repurchase agreements on Fixed-Income Instruments;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.
1058

The Fund may invest in derivatives based on Fixed-Income Instruments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Call risk
•	Credit risk
•	Currency risk
•	Debt securities ratings risk
•	Derivatives risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Extension risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Inflation-indexed securities risk
•	Interest rate risk
•	Investment strategy risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Mortgage-related and other asset-backed securities risk
•	Options risk
•	Portfolio turnover risk
•	Prepayment risk
•	Short sales risk
•	Swaps risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Asset-based securities risk
•	Convertible securities risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Counterparty risk
•	Currency management strategies risk
•	Cybersecurity risk
•	Expense risk
•	Market risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
1059

•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Stephen A. Rodosky is a managing director in the Newport Beach office and a portfolio manager for real return and U.S. long duration strategies. He serves as head of talent management for portfolio management in the U.S. and previously led the firm’s U.S. rates team. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch. He has 24 years of investment experience and holds a master’s degree in financial markets from Illinois Institute of Technology. He received an undergraduate degree from Villanova University.

Daniel He is a senior vice president and portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities. Prior to joining PIMCO in 2011, Mr. He structured and traded derivative strategies for a global macro hedge fund. He previously developed trading strategies at a hedge fund that focused on foreign exchange volatility. He has 14 years of investment experience and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1060

JNL/PPM America Floating Rate Income Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to provide a high level of current income.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including, floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans) and repurchase agreements.

Additionally, for purposes of satisfying the 80% requirement, the Fund has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”) comprised of the securities described above, short-term bond funds and floating rate funds. The Fund generally uses ETFs as a tool to obtain exposure to the securities in which it primarily invests. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets for purposes of the 80% requirement.

The Fund invests primarily in U.S. dollar denominated senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics, and are commonly known as “junk bonds.”

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, corporate bonds, fixed-income debt obligations and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings which ratings are associated with securities having high risk and speculative characteristics. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM America, Inc. (“Sub-Adviser”) currently expects that the average credit ratings of the Fund’s loan facilities will primarily be between BB-/Ba3 and B/B2, Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by PPM to be of comparable quality, though the average credit rating of the Fund’s loan portfolio may be outside of this range from time to time.

The Fund may invest up to 20% of its assets in cash and non-floating rate debt securities, including lower-rated debt securities (“high yield” securities), commonly known as “junk bonds,” and equity securities. Below investment grade securities typically offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative.

While not a principal investment strategy, the Fund may invest, without limitation, in derivative or other synthetic instruments. For purposes of satisfying the 80% requirement, the Fund may invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate instruments mentioned above. Although the Fund may invest in derivatives transactions of any kind, the Fund currently anticipates that it may invest in the LCDX index (an unfunded index of 100 equally weighted loan credit default swaps (“LCDS”)) and individual LCDS as a substitute for the purchase of floating rate loans. The Fund may also use futures and swaps to hedge against fluctuations in interest rates on the Fund’s investments in non-floating rate securities. The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Adviser from time to time.

The Sub-Adviser’s large, dedicated and experienced analyst team is organized by industry with coverage across the ratings spectrum and capital structure. Utilizing an independent, fundamental, bottom-up research process, in buying and selling securities for the Fund, the Sub-Adviser relies on fundamental credit analysis of each issuer and its ability to pay principal and interest given its current financial condition, its industry position and economic and market conditions. The Sub-Adviser’s upfront credit selection and ongoing credit monitoring focuses on issuers that it believes (i) have the ability to generate positive cash flow, (ii) have reasonable debt multiples and equity capital, and (iii) have sufficient liquidity sources. The Sub-Adviser also evaluates each security’s structural and security characteristics, underlying collateral, covenant protection and price compared to its long-term value.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Certain investments and investment techniques have additional risks. The Fund may also invest in equity securities and may hold rights and warrants received in connection with other investments. The Fund may invest in TIPS and inflation-linked bonds, and U.S. Government securities risk which involve special risk considerations. The Fund’s investment activities may also generate portfolio turnover risk.

1061

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Credit risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Senior loans risk
•	Second lien loans risk
•	Issuer risk
•	Settlement risk
•	Consumer discretionary risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Market risk
•	Prepayment risk
•	Interest rate risk
•	Debt securities ratings risk
•	LIBOR replacement risk
•	Income risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Counterparty risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Temporary defensive positions and large cash positions risk
•	Exchange-traded funds investing risk
•	Investment in other investment companies risk
•	Investment in money market funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund may use futures and swaps to hedge against fluctuations in interest rates on the Fund’s investments in non-floating rate securities. The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Adviser from time to time.

Certain investments and investment techniques have additional risks, such as the potential use of asset-based securities. The Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Call risk
•	Derivatives risk
•	Distressed debt risk
•	Regulatory investment limits risk
•	Portfolio turnover risk
•	Mezzanine securities risk
•	Mortgage-related and other asset-backed securities risk
•	Redemption risk
•	Rule 144A securities risk
1062

•	Securities lending risk
•	TIPS and inflation-linked bonds risk
•	U.S. Government securities risk
•	Equity securities risk
•	When-issued and delayed delivery securities and forward commitments risk
•	Cybersecurity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

PPM utilizes a team-based approach to manage the assets of the Fund. Portfolio managers work closely with asset class specialists, research analysts and traders to generate ideas and to gain greater insight on the market environment as they make investment decisions. Adam Spielman is primarily responsible for the day-to-day management of the Fund.

Adam Spielman is a senior managing director and the head of leveraged credit on the fixed income team at PPM. In this role, he oversees the bank loan and high yield teams and is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including high yield core and floating rate income which are managed on behalf of investors globally. Prior to his current role, he was head of fixed income research and managed a team of individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Mr. Spielman worked in the investment group at a Chicago-based software company. Previously, he was an investment banker with Lehman Brothers and started his career at Peterson Consulting. Mr. Spielman earned a master’s degree in accounting and finance from the University of Chicago and a bachelor’s degree in economics from Indiana University.

David Wagner is a senior managing director and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s floating rate income strategy and collateralized loan obligations, which are managed on behalf of investors globally. Prior to joining PPM in 2000, Mr. Wagner was vice president at First Source Financial, Inc. where he underwrote and analyzed a diverse portfolio of bank loan investments and managed a team of underwriting and portfolio analysts. Previously, he was a manager at Household Commercial Financial Services, Inc. where he managed bank loan investments, including troubled debt restructurings. Mr. Wagner earned a master’s degree in management and marketing from Northwestern University and a bachelor’s degree in finance and marketing from the University of Wisconsin.

1063

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1064

JNL/PPM America High Yield Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in high-yield, high-risk debt securities (“junk bonds”) and related investments rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency or, if not rated by any credit rating agency, determined to be below investment-grade quality by the Sub-Adviser. Below investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit). The Fund may invest in securities sold pursuant to Rule 144A of the Securities Act of 1933, as amended. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. The Fund may also invest in bank loans. The Fund may also invest up to 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

The Fund also has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”), money market funds, unit investment trusts and open-end and closed-end funds, including affiliated investment companies. For purposes of satisfying the 80% requirement, the Fund may invest in high yield ETFs comprised of junk bonds as described above. The Fund generally uses high yield ETFs as a tool to obtain exposure to the securities in which it primarily invests.

Further, while not a principal investment strategy, the Fund may invest in derivatives transactions such as options, futures contracts or swap agreements, including credit default swaps. For purposes of satisfying the 80% investment minimum, the Fund may invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above.

The Sub-Adviser’s large, dedicated and experienced analyst team is organized by industry with coverage across the ratings spectrum and capital structure. Utilizing an independent, fundamental, bottom-up research process, the Sub-Adviser determines the best relative value investment opportunities across various debt sectors by analyzing overall economic conditions within and among these sectors. In pursuing capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction. For sovereign debt instruments, these typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund’s ability to achieve its investment objectives may be more dependent on the Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.

The Sub-Adviser selects individual securities by considering factors such as credit quality, the security’s risk-return profile, the security’s maturity and its market liquidity. While the Fund typically diversifies its assets broadly across various sectors, the Fund may overweight certain sectors and minimize exposures to others as relative value opportunities arise. In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Certain investments and investment techniques have additional risks. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds, deferred payment securities, and, TIPS and inflation-linked bonds which involve special risk considerations. In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest. Certain of the Fund’s investments are also subject to extension risk and the Fund’s investment activity may generate portfolio turnover risk. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments. The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest.

The Fund may lend securities to increase its income.

1065

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Credit risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Issuer risk
•	Market risk
•	Liquidity risk
•	Distressed debt risk
•	Income risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Senior loans risk
•	Managed portfolio risk
•	Debt securities ratings risk
•	Equity securities risk
•	Interest rate risk
•	Foreign securities risk
•	Foreign regulatory risk
•	Exchange-traded funds investing risk
•	Call risk
•	Rule 144A securities risk
•	Second lien loans risk
•	Prepayment risk
•	Settlement risk
•	Securities lending risk
•	Leverage risk

•	Mezzanine securities risk
•	LIBOR replacement risk
•	Investment in money market funds risk
•	Investment in other investment companies risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Certain investments and investment techniques have additional risks. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

The Fund may invest in fixed- and floating-rate loans including loan participations and assignments.

The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Derivatives risk
•	Regulatory investment limits risk
•	Currency transaction risk
•	Currency risk
1066

•	Counterparty risk
•	Cybersecurity risk
•	Portfolio turnover risk
•	Mortgage-related and other asset-backed securities risk
•	Emerging markets and less developed countries risk
•	Redemption risk
•	Convertible securities risk
•	TIPS and inflation-linked bonds risk
•	U.S. Government securities risk
•	Sovereign debt risk
•	Temporary defensive positions and large cash positions risk
•	When-issued and delayed delivery securities and forward commitments risk
•	Extension risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

PPM utilizes a team-based approach to manage the assets of the Fund. Portfolio managers work closely with asset class specialists, research analysts and traders to generate ideas and to gain greater insight on the market environment as they make investment decisions. Adam Spielman is primarily responsible for the day-to-day management of the Fund.

Adam Spielman is a senior managing director and the head of leveraged credit on the fixed income team at PPM. In this role, he oversees the bank loan and high yield teams and is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including high yield core and floating rate income which are managed on behalf of investors globally. Prior to his current role, he was head of fixed income research and managed a team of individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Mr. Spielman worked in the investment group at a Chicago-based software company. Previously, he was an investment banker with Lehman Brothers and started his career at Peterson Consulting. Mr. Spielman earned a master’s degree in accounting and finance from the University of Chicago and a bachelor’s degree in economics from Indiana University.

Karl Petrovich is a managing director and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s high yield strategies, which are managed on behalf of investors globally. Mr. Petrovich joined the portfolio management team in 2008 from PPM’s performance and attribution group. Prior to joining PPM in 2006, he managed the Financial Reporting Group for Nuveen Asset Management where he oversaw staff, processes and systems associated with the preparation of financial statements, SEC filings, and other performance and portfolio analytics-related information. Mr. Petrovich earned a bachelor’s degree in finance from the University of Wyoming.

John Broz is a managing director and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s high yield strategies which are managed on behalf of investors globally. Mr. Broz joined the portfolio management team in 2017 from PPM’s fixed income research team, where he covered P&C insurance, insurance brokerage, Yankee banks, and investment management companies, as well as quasi-governmental organizations. Prior to joining PPM in 2013, he worked in the external audit group at Deloitte & Touche. Mr. Broz earned a master’s degree in business administration from the University of Chicago, as well as both a master’s degree and a bachelor’s degree in accountancy from the University of Illinois. He is a Certified Public Accountant (inactive).

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1067

JNL/PPM America Total Return Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage and other asset-backed securities and cash equivalents. The Fund’s average portfolio duration normally varies within two years (plus or minus) of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”), which as of December 31, 2020, was 6.26 years. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, portfolio duration of two years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately two percent. The Fund seeks to manage duration versus the duration of the Index as a reflection of its expectation for future changes in interest rates.

The Fund may invest up to 20% of its assets in securities rated below investment grade (sometimes referred to as “high yield” securities or “junk bonds”), including floating rate loans and securities of distressed companies. High yield or junk bonds are bonds that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency or, if not rated by any credit rating agency, deemed to be below investment grade quality by Sub-Adviser. Investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities typically offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, of which up to 15% may include securities of issuers based in emerging markets. Emerging market countries are generally considered to be countries with developing economies or markets and may include any country recognized to be an emerging market country by the International Monetary Fund, MSCI, Inc. or Standard & Poor’s Corporation or recognized to be a developing country by the United Nations. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will generally seek to hedge foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) such that foreign currency exposure will normally be limited to 10% of the Fund’s total assets.

For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above such as options, futures contracts or swap agreements. Specifically, the Fund may use futures to hedge duration or to increase the Fund’s exposure to interest rate or yield curve risk. The Fund may also use credit default swaps or credit default swap indices (CDX) to increase or decrease the Fund’s exposure to credit risk or to hedge credit risk in a particular name, industry or sector. The Fund may invest without limitation in derivative instruments. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into purchase and sale contracts of mortgage pools or by using other investment techniques (such as dollar rolls). Additionally, the Fund has the ability to invest in money market funds.

The Sub-Adviser’s large, dedicated and experienced analyst team is organized by industry with coverage across the ratings spectrum and capital structure. Utilizing an independent, fundamental, bottom-up research process, the team looks across various debt sectors to identify what it believes to be the best relative value investment opportunities generated by market inefficiencies. The Sub-Adviser analyzes:

•	predictability and stability of cash flows through economic cycles as a measure of business risk; and
•	the amount of leverage and debt structure as a measure of financial risk.

The Sub-Adviser also performs ’stress-testing’ to gauge potential credit deterioration under downside scenarios, specifically assessing the impact of:

•	possible declines in cash flow generation; and
•	shareholder friendly activities and asset value available to support debtholders.

Each security is then assigned a proprietary internal credit rating and a relative value recommendation. The Sub-Adviser then selects individual securities by considering factors such as credit quality, the security’s risk-return profile, the security’s maturity and its market liquidity. While the Fund typically diversifies its assets broadly across various sectors, the Fund may overweight certain sectors and minimize exposures to others as relative value opportunities arise. In choosing investments, the Sub-Adviser determines the allocations to investment grade and high yield securities based on its outlook for risk-adjusted returns from those types of securities. In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

1068

The Fund seeks to consistently add value relative to the Index. In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration within two years (plus or minus) the duration of the Index.

Certain investments and investment techniques have additional risks such as the potential investment in equity securities and rights and warrants received in connection with other investments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Interest rate risk
•	Credit risk
•	Mortgage-related and other asset-backed securities risk
•	U.S. Government securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Income risk
•	Issuer risk
•	Prepayment risk
•	Call risk
•	Asset-based securities risk
•	Derivatives risk
•	Debt securities ratings risk
•	Liquidity risk
•	Extension risk
•	Managed portfolio risk
•	Foreign securities risk
•	When-issued and delayed delivery securities and forward commitments risk
•	Leverage risk
•	Counterparty risk
•	Portfolio turnover risk
•	Rule 144A securities risk
•	Settlement risk

•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Convertible securities risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Currency risk
•	Currency transaction risk
•	Emerging markets and less developed countries risk
•	Mezzanine securities risk
•	Redemption risk
•	Regulatory investment limits risk
•	Second lien loans risk
1069

•	Senior loans risk
•	Sovereign debt risk
•	LIBOR replacement risk
•	Investment in money market funds risk
•	Investment in other investment companies risk
•	Temporary defensive positions and large cash positions risk
•	Securities lending risk
•	Cybersecurity risk
•	TIPS and inflation-linked bonds risk
•	Equity securities risk
•	Distressed debt risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

PPM utilizes a team-based approach to manage the assets of the Fund. Portfolio managers work closely with asset class specialists, research analysts and traders to generate ideas and to gain greater insight on the market environment as they make investment decisions. Michael Kennedy is primarily responsible for the day-to-day management of the Fund.

Mike Kennedy is a senior managing director and portfolio manager on the fixed income team at PPM. He is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including core plus fixed income and credit, which are managed on behalf of investors globally. Prior to joining PPM in 2006, Mr. Kennedy was a senior vice president and portfolio manager at Columbia Management Group (formerly Stein Roe & Farnham) where he managed fixed income mutual funds and institutional client portfolios. Previously, Mr. Kennedy was the assistant director of portfolio management for Homewood Federal Savings & Loan. Mr. Kennedy earned a master’s degree from Northwestern University and a bachelor’s degree in business administration from Marquette University. He is a CFA® charterholder.

Sau Mui is a vice president and portfolio manager on the fixed income team at PPM. She is responsible for investment and allocation decisions for the firm’s core plus fixed income and credit strategies which are managed on behalf of investors globally. Prior to her current role, Ms. Mui was a credit analyst on the research team responsible for analyzing the credit of Yankee banks, insurance brokerage and specialty finance companies. Prior to joining PPM in 2017, she was an investment analyst at Harris Associates L.P. where she was responsible for corporate credit coverage of various sectors including healthcare, telecommunications, retail and automotive. Previously, she was a credit research associate at Putnam Investments. Ms. Mui earned a bachelor’s degree in hotel administration from Cornell University. She is a CFA® charterholder.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1070

JNL/RAFI® Fundamental U.S. Small Cap Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Fundamental U.S. Small Company Index.

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Fundamental U.S. Small Company Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a fundamental weighting approach to construct the Index, which includes a diversified universe of U.S. small companies. The Index Provider weights companies based on fundamental measures of company size (as measured by accounting variables) rather than their market capitalization.

The universe for the Index construction process starts with all common equity securities traded on primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the United States by the Index Provider. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividends plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value. Next, the Index Provider selects companies by cumulative free-float adjusted fundamental weight. Companies in the top 98% cumulative adjusted fundamental weight, excluding those companies in the top 86%, constitute the small company size universe.

As of December 31, 2020, the Index consisted of 747 Component Securities. The Index is reconstituted annually and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. The Index is split into four equal parts (tranches), and each tranche has equal weight at the March rebalance. Each tranche is rebalanced once a year to target weights determined for that quarter.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund may also invest in exchange-traded funds (“ETFs”) to assist with index rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest, without limitation, in U.S. equity and equity-related securities, including common and preferred securities. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Small-capitalization investing risk
•	License termination risk
•	Passive investment risk
•	Index investing risk
•	Tracking error risk
•	Limited management, trading cost and rebalance risk
1071

•	Market risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Credit risk
•	Cybersecurity risk
•	Investment strategy risk
•	Issuer risk
•	Liquidity risk
•	Leverage risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

1072

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1073

JNL/RAFI® Multi-Factor U.S. Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the RAFI® Multi-Factor U.S. Index.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities (“Component Securities”) of the RAFI Multi-Factor U.S. Index (the “Index”). The Fund may invest the remainder of its assets in cash, securities, and instruments that are not Component Securities but which Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), believes will help the Fund track its Index. The Index is designed to provide long-only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Index is constructed by RAFI Indices, LLC (the “Index Provider”). The Index Provider uses a rules-based approach to construct factor portfolios within the Index. The universe for the Index construction process starts with all common equity securities traded on primary exchanges, which meet and pass minimum liquidity and investability (capacity) requirements, issued by companies that are assigned to the United States by the Index Provider. The Index Provider assigns companies to countries and promulgates that assignment to securities. Eligible securities are then determined by selecting companies based on fundamental weight, calculated using four accounting measures from company financial statements: (i) de-levered sales, calculated as company sales averaged over the past five years multiplied by the ratio of average equity to average assets; (ii) cash flow, taken as the company operating cash flow averaged over the past five years; (iii) dividends plus buybacks, calculated using the average dividends paid and share buybacks over the past five years; and (iv) book value, taken as the most recent company book value.

The Index consists of “factor portfolios,” each of which emphasizes one of the following factors: value, low volatility, quality, momentum, and size.

•	The value factor emphasizes companies with high ratio of company fundamental weight to its market capitalization weight.
•	The low volatility factor emphasizes companies with low risk measure calculated as the variance of a company’s daily excess return over five years explained by global, local country groups, and global industry excess returns.
•	The quality factor emphasizes companies that are high in profitability and low in investment spending.
•	The momentum factor emphasizes stocks with high momentum.
•	The size factor is the equal weight of the small company portions, based on a company’s fundamental weight, of the other four factors. A company’s fundamental weight may be adjusted by a “free float factor,” which is the ratio of the total market capitalization of the shares of the company in free float to the total market capitalization of the company.

For the value, low volatility, and quality “factor portfolios,” eligible securities are ranked by their factor score, and the top 25% of companies by fundamental weight are selected for inclusion within that “factor portfolio.” For the momentum “factor portfolio,” eligible securities are ranked by their momentum score and the top 50% of companies by fundamental weight are selected for inclusion.

The Index is reconstituted on an annual basis and rebalanced on a quarterly basis. As of December 31, 2020, the Index consisted of 787 Component Securities. The Index allocates an equal weight to each factor at each quarterly rebalance.

Each factor (other than momentum) is reconstituted annually on the last business day of March and rebalanced on a quarterly staggered basis on the last business day of March, June, and September and the third Friday of December. For example, a single factor will be divided into four similar tranches. At the first quarterly rebalance, the first tranche (i.e., 25% of the factor) is rebalanced, but the remaining three tranches (i.e., the other 75% of the factor) are not rebalanced and will continue to drift until the next quarterly rebalance. At the next quarterly rebalance, the second tranche is rebalanced while the other three tranches (including the tranche that was rebalanced at the prior quarter-end) are not rebalanced. This staggered rebalancing is intended to diversify risk and decrease market impact. The momentum factor, unlike the other factors, is reconstituted and fully rebalanced quarterly. At each quarterly rebalance, trading controls are implemented to minimize turnover.

The Sub-Adviser uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund may also invest in exchange-traded funds (“ETFs”) to assist with index rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

1074

The Fund may invest, without limitation, in U.S. equity and equity-related securities, including common and preferred securities. In addition to futures, as described above, the Fund may also invest in other derivative instruments, such as options or swap agreements.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	License termination risk
•	Index investing risk
•	Passive investment risk
•	Tracking error risk
•	Limited management, trading cost and rebalance risk
•	Small-capitalization investing risk
•	Market risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Credit risk
•	Cybersecurity risk
•	Investment strategy risk
•	Issuer risk
•	Leverage risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation) (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

1075

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1076

JNL/T. Rowe Price Balanced Fund

Class I

Class A

Investment Objectives. The investment objective of the Fund is to seek capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

Principal Investment Strategies. The Fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities, money market securities, and cash reserves. The Fund may invest up to 35% of its total assets in foreign securities.

The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging.

T. Rowe Price Associates, Inc. (“Sub-Adviser”) may decide to overweight and underweight a particular asset class based on its outlook for the economy and financial markets. Under normal conditions, the Fund’s allocation to the broad asset classes will be within the following ranges, each as a percentage of the Fund’s net assets: stocks (55%-75%), and fixed income securities, money market securities, and cash reserves (25%-45%). When deciding upon allocations within these prescribed limits, the Sub-Adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the Sub-Adviser may favor stocks. The Fund will invest in bonds, including foreign issues, which are primarily investment grade (i.e., assigned one of the four highest credit ratings by established credit rating agencies) and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the Sub-Adviser’s outlook for interest rates. The Fund may at times invest significantly in certain sectors.

When selecting particular stocks, the Sub-Adviser will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and international stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon the Sub-Adviser’s proprietary stock research expertise. While the Fund maintains a well-diversified portfolio, the Sub-Adviser may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield “junk” bonds, mortgage- and asset-backed securities, international bonds and emerging market bonds), the Sub-Adviser weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment grade bonds.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

The Fund also may invest in other securities and debt instruments, such as preferred stocks, convertible securities, and bank loans, as well as use derivatives, such as forward contracts, futures contracts and swaps, that are consistent with its investment program. The Fund may invest in foreign fixed income securities, including securities of emerging market issuers. In addition, the Fund may invest a portion of its assets in other investment companies that invest in common stock and/or fixed income securities, including investment companies affiliated with the Sub-Adviser.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Investment style risk
•	Fixed-income risk
•	Interest rate risk

•	Extension risk
•	Prepayment risk
•	Equity securities risk
•	Credit risk
1077

•	Foreign securities risk
•	Liquidity risk
•	Emerging markets and less developed countries risk
•	Sector risk
•	Managed portfolio risk
•	Large-capitalization investing risk

•	Foreign regulatory risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Accounting risk
•	Mortgage-related and other asset-backed securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Derivatives risk
•	Forward and futures contract risk
•	Call risk
•	Currency risk
•	Preferred stock risk
•	Sovereign debt risk
•	Convertible securities risk
•	Corporate loan, sovereign entity loan, and bank loan risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

Charles Shriver is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is a portfolio manager for several asset allocation portfolios within the T. Rowe Price Multi-Asset Division Group. Mr. Shriver is a member of T. Rowe Price Multi-Asset Division Committee and has been with the firm since 1991. Mr. Shriver earned a B.A. in economics and rhetoric/communications studies from the University of Virginia, an M.S.F. in finance from Loyola University Maryland, and a graduate diploma in public economics from Stockholm University. He has earned the Chartered Financial Analyst designation.

Toby Thompson is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is a portfolio manager within the T. Rowe Price Multi-Asset Division Group. He serves as co-portfolio manager of the T. Rowe® ActivePlus Portfolios and Price Managed Volatility Strategies and is a member of the Investment Advisory Committees of the Global Allocation Fund, Balanced Fund, Personal Strategy Funds, and Spectrum Funds. Prior to joining the firm in 2007, Mr. Thompson served as director of investments of the I.A.M. National Pension Fund. Before joining the I.A.M. National Pension Fund, Mr. Thompson was a principal with Brown Investment Advisory, where he worked in fixed income research, served as director of open architecture and asset allocation, and was a member of the firm’s Strategic Investment Committee. Mr. Thompson earned a B.S. in business and economics from Towson University and an M.B.A. in finance from Loyola University Maryland. He has earned his Chartered Financial Analyst (CFA) and Chartered Alternative Investment Analyst (CAIA) designations.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1078

JNL/T. Rowe Price Capital Appreciation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in common stocks. It may also hold fixed income and other securities to help preserve principal value.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt (including mortgage- and asset-backed securities), bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund has significant flexibility to invest in a broad range of equity and fixed income securities. The Fund may invest up to 25% of its total assets in foreign securities.

The Fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”) buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund may invest. Because the Sub-Adviser attempts to prevent losses as well as achieve gains, the Sub-Adviser typically uses a value approach in selecting investments. The Sub-Adviser’s research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but the Sub-Adviser believes have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive. The Fund may at times invest significantly in certain sectors.

The Sub-Adviser seeks to reduce risk and to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserves may reflect the Sub-Adviser’s ability to find companies that meet its valuation criteria rather than its market outlook.

The Fund may purchase bonds, convertible securities and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations, and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund may invest. The Fund may not invest more than 25% of its total assets in below investment-grade debt securities (“junk bonds”) and bank loans combined. If a security is split rated (i.e., rated investment grade by at least one rating agency and noninvestment grade by another rating agency), the higher rating will be used for purposes of this requirement. The Fund may invest up to 10% of total assets in mortgage- and asset-backed securities. The Fund may also write (i.e., sell) call options, primarily in an effort to protect against downside risk or to generate additional income.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into what the Sub-Adviser believes are more promising opportunities.

The Fund may also invest in hybrid instruments (up to 10% of total assets), illiquid securities, and registered investment companies.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Stock risk
•	Credit risk
•	Interest rate risk
•	Convertible securities risk

•	Sector risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Options risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Foreign securities risk
•	Managed portfolio risk
•	Liquidity risk
1079

•	Mid-capitalization investing risk
•	Accounting risk
•	Fixed-income risk
•	Company risk
•	Equity securities risk
•	Financial services risk
•	Foreign regulatory risk
•	Investment strategy risk
•	Investment style risk
•	Leverage risk
•	Mortgage-related and other asset-backed securities risk
•	Small-capitalization investing risk
•	Volatility risk
•	LIBOR replacement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Forward and futures contract risk
•	Hedging instruments risk
•	Large-capitalization investing risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund is Mr. David R. Giroux. Information regarding the portfolio manager of the Fund is set forth below.

David R. Giroux, CFA, is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. Mr. Giroux is a portfolio manager, Chief Investment Officer, U.S. Equity Multi-Discipline, and president and chairman of the Investment Advisory Committee. Mr. Giroux joined the firm in 1998 and, until 2006, had analytical responsibility for the firm’s investments in the industrials and automotive sectors. As an analyst, Mr. Giroux covered the automotive sector. Mr. Giroux has a B.A. in Finance and Political Economy from Hillsdale College. Mr. Giroux is also a chartered financial analyst.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1080

JNL/T. Rowe Price Established Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term capital growth through investments in stocks.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing generally in common stocks of large-capitalization companies. T. Rowe Price Associates, Inc. (“T. Rowe” or “Sub-Adviser”) generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests typically in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including securities and instruments that are economically tied to emerging markets. The Fund may at times invest significantly in technology stocks.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes may provide an opportunity for substantial appreciation. These situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Investment style risk

•	Concentration risk
•	Large-capitalization investing risk
•	Foreign securities risk
•	Stock risk
•	Managed portfolio risk
•	Emerging markets and less developed countries risk

•	Foreign regulatory risk
•	Forward and futures contract risk
•	Options risk
•	Accounting risk
•	Market risk
•	Equity securities risk
•	Company risk
•	Investment strategy risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund invests most of its assets in common stocks of U.S. companies. However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks, derivatives, hybrid instruments (up to 10% of the Fund’s total assets), other investment companies, REITs, partnerships, and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

1081

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Derivatives risk
•	ESG (Environmental, Social & Governance) investment strategy risk
•	Sector risk
•	Volatility risk
•	Counterparty risk
•	Leverage risk
•	Liquidity risk
•	Redemption risk
•	Expense risk
•	Financial services risk
•	Investments in IPOs risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Cybersecurity risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Joseph B. Fath, CPA is chairman of the Investment Advisory Committee, and has day-to-day portfolio management responsibilities over the Fund. Mr. Fath joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Equity Division. He is the portfolio manager and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund. Mr. Fath graduated, with honors, with a B.S. in accounting from the University of Illinois at Urbana–Champaign. He earned an M.B.A., with honors, in finance and entrepreneurial management from the Wharton School, University of Pennsylvania. Mr. Fath also has earned the certified public accountant accreditation.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1082

JNL/T. Rowe Price Mid-Cap Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”), expects to grow at a faster rate than the average company.

The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P Mid Cap 400 Index or Russell MidCap® Growth Index. The market capitalization of companies in the Fund’s portfolio and the Standard & Poor’s and Russell indices changes over time. As of December 31, 2020, the market capitalization range for the S&P Mid Cap 400 is $1.4 billion to $26.1 billion. As of December 31, 2020, the market capitalization range for the Russell MidCap Growth is $0.58 billion to $59.6 billion. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization subsequently grows or otherwise falls outside these ranges. As a growth investor, the Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

The Fund may at times invest significantly in certain sectors.

In addition, the Fund on occasion will purchase stocks of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-capitalization companies (as defined above) at the time of purchase. The Fund may also invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities and instruments that are economically tied to emerging markets, and 10% of its assets in futures.

Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects. In addition, a portion of the portfolio will be invested using T. Rowe Price’s fundamental research. The Fund will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly performing security on overall fund performance.

The Fund’s Sub-Adviser generally favors companies with one or more of the following selects stocks using a growth approach and looks for companies that have:

•	A demonstrated potential to sustain earnings growth;
•	A record of above-average earnings growth;
•	Connection to an industry experiencing increasing demand;
•	Proven products or services; or
•	Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes may provide an opportunity for a substantial appreciation. These situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Mid-capitalization investing risk
•	Investment style risk
•	Sector risk
•	Foreign securities risk
•	Stock risk
•	Managed portfolio risk
1083

•	Investment strategy risk
•	Foreign regulatory risk
•	Equity securities risk
•	Financial services risk
•	Accounting risk
•	Company risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, preferred stock, registered investment companies, REITs, partnerships, illiquid securities, and warrants, in keeping with Fund objectives. The Fund may also invest in hybrid instruments (up to 10% of total assets).

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risk specifics to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public opportunities (“IPOs”) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Volatility risk
•	Redemption risk
•	Liquidity risk
•	Derivatives risk
•	Leverage risk
•	Counterparty risk
•	Expense risk
•	Investments in IPOs risk
•	Portfolio turnover risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Cybersecurity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis. Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division. He is the Chairman of the T. Rowe Price Mid-Cap Growth Fund’s Investment Advisory Committee. He joined the firm in 1985. Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School. He is a past President of the Baltimore Security Analysts Society. Brian has also earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1084

JNL/T. Rowe Price Short-Term Bond Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and asset- and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities of issuers in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund’s average effective maturity will normally not exceed three (3) years. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price Associates, Inc. (“T. Rowe” or “Sub-Adviser”). The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions generally reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices, yields and credit quality of the various securities. For example, if the Sub-Adviser expects interest rates to fall, the Sub-Adviser may purchase longer-term securities (within the framework of the Fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if the Sub-Adviser expects interest rates to rise, the Fund may seek securities with shorter maturities.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Fixed-income risk
•	Interest rate risk

•	Extension risk
•	Foreign securities risk
•	Credit risk
•	Derivatives risk
•	Liquidity risk
•	Managed portfolio risk
•	Mortgage-related and other asset-backed securities risk

•	Swaps risk

•	Income risk
•	Portfolio turnover risk
•	Issuer risk
•	U.S. Government securities risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the

1085

risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund may also invest in foreign securities (including Yankee bonds), registered investment companies and illiquid securities. The Fund may also invest in hybrid instruments (up to 10% of total assets).

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Market risk
•	Leverage risk
•	Foreign exchange and currency derivatives trading risk
•	Forward and futures contract risk
•	Non-hedging foreign currency trading risk
•	Inflation-indexed securities risk
•	Counterparty risk
•	Asset-based securities risk
•	Currency management strategies risk
•	Currency risk
•	Investment in money market funds risk
•	Stock risk
•	Repurchase agreements, purchase and sale contracts risk
•	Second lien loans risk
•	Securities lending risk
•	Senior loans risk
•	Settlement risk
•	Prepayment risk
•	Investment strategy risk
•	Municipal securities risk
•	Temporary defensive positions and large cash positions risk
•	TIPS and inflation-linked bonds risk
•	Cybersecurity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee Co-Chaired by Michael F. Reinartz, CFA. Mr. Reinartz has day-to-day responsibility for managing the portfolio and work with the Investment Advisory Committee in developing and executing the Fund’s investment program. Mr. Reinartz has been chairman of the committee since 2015. Mr. Reinartz joined T. Rowe Price in 1996. Prior to his current role, he was a member of the Short-Term Bond, Strategic Income, and Quantitative Research teams and provided portfolio modeling and analysis support to portfolio managers. He also worked as a senior mutual fund accountant and an investment liaison in the Fixed Income Division.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1086

JNL/T. Rowe Price U.S. High Yield Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek total return, and secondarily, current income.

Principal Investment Strategies. The Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in U.S. high yield instruments (commonly referred to as “junk” bonds), which are debt instruments that are, at the time of purchase, rated below investment grade by a credit rating agency (i.e., Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P Global Ratings or Fitch Ratings, Inc.), or, if not rated by any major credit rating agency, deemed to be below investment grade by T. Rowe Price Associates, Inc. (“Sub-Adviser”). The Fund considers U.S. high yield instruments to include noninvestment-grade bonds, bank loans, and other debt instruments issued by U.S. issuers, as well as bonds denominated in U.S. dollars that are issued by foreign banks and corporations and registered with the SEC for sale in the U.S. (such as Yankee bonds). If a holding is split rated (i.e., rated investment grade by at least one rating agency and below investment grade by another rating agency), the lower rating will be used for purposes of the Fund’s 80% investment policy. The Fund focuses its investments on high yield corporate bonds but may also invest in other income producing instruments including bank loans, convertible securities, and preferred stocks. In selecting bonds, the Sub-Adviser generally evaluates the income provided by the bond and the bond’s appreciation potential, as well as the issuer’s ability to make income and principal payments.

High yield instruments tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

While high yield corporate bonds are typically issued with a fixed interest rate, bank loans have floating interest rates that reset periodically (typically quarterly or monthly). Bank loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The loans held by the Fund may be senior or subordinate obligations of the borrower. The Fund may invest up to 15% of its total assets in bank loans.

The Fund may purchase securities of any maturity, and its weighted average maturity and duration will vary with market conditions. In selecting investments, the Fund relies extensively on rigorous credit research and analysis.

While most assets will typically be invested in U.S. issued instruments and U.S. dollar-denominated instruments, the Fund may also invest in non-U.S. dollar-denominated bonds of foreign issuers (including securities of issuers in emerging markets). The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated foreign instruments.

While most assets will typically be invested directly in bonds and other debt instruments, the Fund may buy or sell credit default swaps involving a specific issuer or an index in order to adjust the Fund’s overall credit quality, to protect against fluctuations in the prices of certain holdings, to gain exposure to a particular issuer or security, or to manage certain investment risks such as changes in an issuer’s creditworthiness.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, to shift assets into and out of higher-yielding instruments, or to reduce its exposure to certain instruments.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Credit risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Fixed-income risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Interest rate risk
•	Call risk
•	Foreign securities risk
•	Derivatives risk
1087

•	Liquidity risk
•	Convertible securities risk
•	Portfolio turnover risk
•	Managed portfolio risk
•	Preferred stock risk
•	LIBOR replacement risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	ESG (Environmental, Social & Governance) investment strategy risk
•	Market risk
•	Mortgage-related and other asset-backed securities risk
•	Leverage risk
•	Cybersecurity risk
•	Investment strategy risk
•	Temporary defensive positions and large cash positions risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

Kevin Loome, Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, is the Executive Vice President and Portfolio Manager of the Philadelphia-based T. Rowe Price U.S. High Yield Fund and is chairman of its Investment Advisory Committee. Mr. Loome joined the T. Rowe Price in 2017 through T. Rowe Price’s acquisition of the Henderson High Yield Opportunities Fund. Prior to joining the firm, Mr. Loome had worked with the Henderson team since 2013, most recently as head of U.S. credit and manager of the high yield team. Before that, Mr. Loome worked for Delaware Investments, where he was head of high yield Investments and a senior portfolio manager. Mr. Loome began his career at Morgan Stanley as an investment banking analyst and later served as an analyst and portfolio manager at T. Rowe Price. Mr. Loome earned a B.S. in commerce from the University of Virginia and an M.B.A. from the Tuck School of Business at Dartmouth. Mr. Loome also has earned the Chartered Financial Analyst designation.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1088

JNL/T. Rowe Price Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of the Fund’s total assets will normally be invested in common stocks T. Rowe Price Associates, Inc. (“T. Rowe” or “Sub-Adviser”) regards as undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Sub-Adviser’s research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but the Sub-Adviser believes have good prospects for capital appreciation. In selecting investments, the Sub-Adviser generally looks for one or more of the following:

•	Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company’s peers, or its own historic norm;
•	Low stock price relative to a company’s underlying asset values;
•	Companies that may benefit from restructuring activities; and/or
•	A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities and instruments that are economically tied to emerging markets. The Fund may at times invest significantly in certain sectors.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that it believes may provide an opportunity for substantial appreciation. These situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Investment style risk
•	Large-capitalization investing risk
•	Sector risk
•	Foreign securities risk
•	Stock risk
•	Managed portfolio risk
•	Portfolio turnover risk
•	Mid-capitalization and small-capitalization investing risk

•	Investment strategy risk
•	Financial services risk
•	Foreign regulatory risk

•	Market risk
•	Derivatives risk
•	Company risk
•	Accounting risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1089

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Other investments. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund’s investment program. These may include:

•	Futures and options;
•	Preferred stocks;
•	Convertible securities and warrants;
•	Fixed-income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as “junk bonds” (up to 10% of total assets), and bank debt;
•	Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options;
•	Registered investment companies; and
•	Private placements.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Preferred stock risk
•	Options risk
•	Convertible securities risk
•	Fixed-income risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment in other investment companies risk
•	Privately placed securities risk
•	Cybersecurity risk
•	ESG (Environmental, Social & Governance) investment strategy risk
•	Expense risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee, chaired by Mark S. Finn, CFA, CPA. Mr. Finn joined T. Rowe in 1990 and his investment experience dates from 1998. Mark Finn is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a Portfolio Manager in the U.S. Equity Division. Mark is a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, and Mid-Cap Value Fund. In 2005, he transferred to Equity from T. Rowe Price’s Fixed Income Division where he covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price Recovery strategy team where he evaluated financially distressed companies. He began his career with the firm in 1990 in the Finance Division where he served as controller of T. Rowe Price Investment Services, Inc., and as the principal accounting officer for the T. Rowe Price Realty Income strategies. Prior to joining the firm, Mark had five years of auditing experience with Price Waterhouse LLP where he worked on engagements for both public and private companies. Mark earned a B.S. from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant accreditations.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1090

JNL/Vanguard Moderate ETF Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc.

1091

The Underlying ETFs available as of the date of this Prospectus include:

VANGUARD ADMIRAL FUNDS

Vanguard S&P 500 Value Index Fund

Vanguard S&P 500 Growth Index Fund

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Vanguard S&P Mid-Cap 400 Growth Index Fund

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

VANGUARD BOND INDEX FUNDS

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Total Bond Market Index Fund

VANGUARD CHARLOTTE FUNDS

Vanguard Total International Bond Index Fund

VANGUARD INDEX FUNDS

Vanguard Extended Market Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Total Stock Market Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard 500 Index Fund

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Total World Stock Index Fund

Vanguard Global ex-U.S. Real Estate Index Fund

VANGUARD MALVERN FUNDS

Vanguard Short-Term Inflation -Protected Securities Index Fund

VANGUARD MUNICIPAL BOND FUNDS

Vanguard Tax-Exempt Bond Index Fund

VANGUARD SPECIALIZED FUNDS

Vanguard Dividend Appreciation Index Fund

VANGUARD SCOTTSDALE FUNDS

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Short-Term Treasury Index Fund

Vanguard Intermediate-Term Treasury Index Fund

Vanguard Long-Term Treasury Index Fund

Vanguard Mortgage-Backed Securities Index Fund

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

Vanguard Russell 3000 Index Fund

VANGUARD STAR FUNDS

Vanguard Total International Stock Index Fund

VANGUARD TAX-MANAGED FUNDS

Vanguard Developed Markets Index Fund

VANGUARD WELLINGTON FUND

Vanguard U.S. Liquidity Factor ETF

Vanguard U.S. Minimum Volatility ETF

Vanguard U.S. Momentum Factor ETF

Vanguard U.S. Multifactor ETF

Vanguard U.S. Quality Factor ETF

Vanguard U.S. Value Factor ETF

VANGUARD WHITEHALL FUNDS

Vanguard High Dividend Yield Index Fund

Vanguard Emerging Markets Government Bond Index Fund

Vanguard International Dividend Appreciation Index Fund

Vanguard International High Dividend Yield Index Fund

VANGUARD WORLD FUNDS

Vanguard Communication Services Index Fund

Vanguard Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard Extended Duration Treasury Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Industrials Index Fund

Vanguard Information Technology Index Fund

Vanguard Materials Index Fund

Vanguard Mega Cap Index Fund

Vanguard Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

Vanguard Utilities Index Fund

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or “Adviser”) in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	40%	30%	50%
Fixed income*	60%	50%	70%
*May include cash equivalents

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser. Generally, emerging markets include nations transitioning from less developed (often pre-industrial) economies with low per-capita incomes to modern industrial economies with higher standards of living.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets. The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, indirectly through ETFs, in bank loans.

The Fund may lend securities to increase its income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Exchange-traded funds investing risk
•	Allocation risk
1092

•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Liquidity risk
•	Settlement risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	Foreign securities risk
•	Investment in other investment companies risk
•	Foreign regulatory risk
•	Counterparty risk
•	Currency risk
•	Derivatives risk
•	Leverage risk
•	Securities lending risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk

•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

1093

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1094

JNL/Vanguard Moderate Growth ETF Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc.

The Underlying ETFs available as of the date of this Prospectus include:

VANGUARD ADMIRAL FUNDS

Vanguard S&P 500 Value Index Fund

Vanguard S&P 500 Growth Index Fund

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Vanguard S&P Mid-Cap 400 Growth Index Fund

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

VANGUARD BOND INDEX FUNDS

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Total Bond Market Index Fund

VANGUARD CHARLOTTE FUNDS

Vanguard Total International Bond Index Fund

VANGUARD INDEX FUNDS

Vanguard Extended Market Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Total Stock Market Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard 500 Index Fund

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Total World Stock Index Fund

Vanguard Global ex-U.S. Real Estate Index Fund

VANGUARD MALVERN FUNDS

Vanguard Short-Term Inflation -Protected Securities Index Fund

VANGUARD MUNICIPAL BOND FUNDS

Vanguard Tax-Exempt Bond Index Fund

VANGUARD SPECIALIZED FUNDS

Vanguard Dividend Appreciation Index Fund

VANGUARD SCOTTSDALE FUNDS

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Short-Term Treasury Index Fund

Vanguard Intermediate-Term Treasury Index Fund

Vanguard Long-Term Treasury Index Fund

Vanguard Mortgage-Backed Securities Index Fund

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

Vanguard Russell 3000 Index Fund

VANGUARD STAR FUNDS

Vanguard Total International Stock Index Fund

VANGUARD TAX-MANAGED FUNDS

Vanguard Developed Markets Index Fund

VANGUARD WELLINGTON FUND

Vanguard U.S. Liquidity Factor ETF

Vanguard U.S. Minimum Volatility ETF

Vanguard U.S. Momentum Factor ETF

Vanguard U.S. Multifactor ETF

Vanguard U.S. Quality Factor ETF

Vanguard U.S. Value Factor ETF

VANGUARD WHITEHALL FUNDS

Vanguard High Dividend Yield Index Fund

Vanguard Emerging Markets Government Bond Index Fund

Vanguard International Dividend Appreciation Index Fund

Vanguard International High Dividend Yield Index Fund

VANGUARD WORLD FUNDS

Vanguard Communication Services Index Fund

Vanguard Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard Extended Duration Treasury Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Industrials Index Fund

Vanguard Information Technology Index Fund

Vanguard Materials Index Fund

Vanguard Mega Cap Index Fund

Vanguard Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

Vanguard Utilities Index Fund

1095

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or “Adviser”) in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	60%	50%	70%
Fixed income*	40%	30%	50%
*May include cash equivalents

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets. Generally, emerging markets include nations transitioning from less developed (often pre-industrial) economies with low per-capita incomes to modern industrial economies with higher standards of living.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, indirectly through ETFs, in bank loans.

The Fund may lend securities to increase its income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Exchange-traded funds investing risk
•	Allocation risk
1096

•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Liquidity risk
•	Settlement risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	Foreign securities risk
•	Investment in other investment companies risk
•	Foreign regulatory risk
•	Counterparty risk
•	Currency risk
•	Derivatives risk
•	Leverage risk
•	Securities lending risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk

•	Redemption risk
•	Real estate investment risk

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

1097

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1098

JNL/Vanguard Growth ETF Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index. ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant. The Underlying ETFs are affiliated with The Vanguard Group, Inc.

The Underlying ETFs available as of the date of this Prospectus include:

VANGUARD ADMIRAL FUNDS

Vanguard S&P 500 Value Index Fund

Vanguard S&P 500 Growth Index Fund

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Vanguard S&P Mid-Cap 400 Growth Index Fund

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

VANGUARD BOND INDEX FUNDS

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Total Bond Market Index Fund

VANGUARD CHARLOTTE FUNDS

Vanguard Total International Bond Index Fund

VANGUARD INDEX FUNDS

Vanguard Extended Market Index Fund

Vanguard Growth Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard Total Stock Market Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard 500 Index Fund

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Total World Stock Index Fund

Vanguard Global ex-U.S. Real Estate Index Fund

VANGUARD MALVERN FUNDS

Vanguard Short-Term Inflation -Protected Securities Index Fund

VANGUARD MUNICIPAL BOND FUNDS

Vanguard Tax-Exempt Bond Index Fund

VANGUARD SPECIALIZED FUNDS

Vanguard Dividend Appreciation Index Fund

VANGUARD SCOTTSDALE FUNDS

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

Vanguard Long-Term Corporate Bond Index Fund

Vanguard Short-Term Treasury Index Fund

Vanguard Intermediate-Term Treasury Index Fund

Vanguard Long-Term Treasury Index Fund

Vanguard Mortgage-Backed Securities Index Fund

Vanguard Russell 1000 Index Fund

Vanguard Russell 1000 Value Index Fund

Vanguard Russell 1000 Growth Index Fund

Vanguard Russell 2000 Index Fund

Vanguard Russell 2000 Value Index Fund

Vanguard Russell 2000 Growth Index Fund

Vanguard Russell 3000 Index Fund

VANGUARD STAR FUNDS

Vanguard Total International Stock Index Fund

VANGUARD TAX-MANAGED FUNDS

Vanguard Developed Markets Index Fund

VANGUARD WELLINGTON FUND

Vanguard U.S. Liquidity Factor ETF

Vanguard U.S. Minimum Volatility ETF

Vanguard U.S. Momentum Factor ETF

Vanguard U.S. Multifactor ETF

Vanguard U.S. Quality Factor ETF

Vanguard U.S. Value Factor ETF

VANGUARD WHITEHALL FUNDS

Vanguard High Dividend Yield Index Fund

Vanguard Emerging Markets Government Bond Index Fund

Vanguard International Dividend Appreciation Index Fund

Vanguard International High Dividend Yield Index Fund

VANGUARD WORLD FUNDS

Vanguard Communication Services Index Fund

Vanguard Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard Extended Duration Treasury Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Industrials Index Fund

Vanguard Information Technology Index Fund

Vanguard Materials Index Fund

Vanguard Mega Cap Index Fund

Vanguard Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

Vanguard Utilities Index Fund

1099

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or “Adviser”) in conjunction with third-party service providers. The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes. Final allocations are determined by the Adviser through the use of both internal and external resources. Mellon Investments Corporation (“Mellon”), the Fund’s sub-adviser (“Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser. The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser. The Fund’s allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

The Fund typically allocates assets among Underlying ETFs that invest in equity securities, fixed income securities, and cash alternatives. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets. The target allocations for the Fund’s investment in Underlying ETFs and the corresponding allocation ranges of the primary asset classes are:

	Target Allocation	Minimum Allocation	Maximum Allocation
Equities	80%	70%	90%
Fixed income*	20%	10%	30%
*May include cash equivalents

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

There are no geographic limitations to the Underlying ETFs’ investments, and the Underlying ETFs may invest in securities of companies located in developed or emerging markets. Generally, emerging markets include nations transitioning from less developed (often pre-industrial) economies with low per-capita incomes to modern industrial economies with higher standards of living.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser (and in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met). Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the outstanding voting stock of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets.

The Fund may invest, directly or indirectly, in illiquid or thinly traded securities.

The Fund may invest, indirectly through ETFs, in bank loans.

The Fund may lend securities to increase its income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

1100

•	Exchange-traded funds investing risk
•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Liquidity risk
•	Settlement risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	Foreign securities risk
•	Investment in other investment companies risk
•	Foreign regulatory risk
•	Counterparty risk
•	Currency risk
•	Derivatives risk
•	Leverage risk

•	Securities lending risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

1101

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Adviser

Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

In its capacity as sub-adviser, Mellon monitors the investment allocations of the Fund and executes allocation instructions for the Fund as prepared by the Adviser. Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1102

JNL/WCM Focused International Equity Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in companies located outside of the United States.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.

The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

The Fund’s investments in depositary receipts may include American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

WCM Investment Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”) uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. The Sub-Adviser’s investment process focuses on seeking industry leading companies that the Sub-Adviser believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Sub-Adviser also considers other factors in selecting securities, including political risk, monetary policy risk, and regulatory risk.

Although the Fund may invest in companies in any capitalization range, it will generally invest in large established multinational companies. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Sub-Adviser will generally reduce position size in the portfolio based on individual holding size, industry/sector weight, as well as other relevant factors. When performing a fundamental analysis, the Sub-Adviser views valuation as the most significant factor in managing position size. The key factors that the Sub-Adviser considers when determining whether to sell out of a position completely are its evaluation(s) of whether a company’s competitive advantage is deteriorating or no longer expanding; there are more attractive names in an essentially similar industry; a company’s leadership is not performing as expected; a company’s culture is challenged; it deems valuation to be excessive; and/or there is material geopolitical or currency risk.

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Market risk
•	Equity securities risk
•	Foreign securities risk
•	Concentration risk
•	Currency risk
•	Depositary receipts risk
•	Emerging markets and less developed countries risk
•	Foreign regulatory risk
•	Issuer risk
•	Managed portfolio risk
•	Investing through Stock Connect risk
•	Investing in China A Shares risk
•	China risk

1103

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Risks of Investments in China A-shares through the Connect Program. The Connect Program is subject to daily quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The relevant China A-shares market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the relevant stock exchanges in mainland China and The Stock Exchange of Hong Kong Limited or other regulatory authorities of other stock exchanges in the future as permitted, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the relevant exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the relevant exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the relevant China stock exchange (“ChinaClear”) defaulted, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China-A share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

1104

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is WCM Investment Management, LLC (“WCM”), located at 281 Brooks Street, Laguna Beach, California 92651. WCM is an independent, employee-owned money management firm, founded in 1976. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Kurt R. Winrich. Information regarding the portfolio managers of the Fund is set forth below.

Paul R. Black is President, Co-CEO and Portfolio Manager. Mr. Black joined WCM in 1989 and has served as WCM’s President, Co-CEO and Portfolio Manager since December 2004. Mr. Black is a member of WCM’s Investment Strategy Group (“ISG”) and his primary responsibilities include portfolio management and equity research.

Peter J. Hunkel is Portfolio Manager and Business Analyst. Mr. Hunkel has been a portfolio manager of the focused international growth strategy since December 2004. Mr. Hunkel is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Hunkel served as Chief Operating Officer and Senior Portfolio Manager at Centurion Alliance from 2000 to June 2007.

Michael B. Trigg is Portfolio Manager and Business Analyst. Mr. Trigg has served as a Portfolio Manager and Business Analyst for the WCM since March 2006. Mr. Trigg is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

Kurt R. Winrich, CFA, is Chairman, Co-CEO and Portfolio Manager. Mr. Winrich joined WCM in 1984 and has served as WCM’s Chairman, Co-CEO and Portfolio Manager since December 2004. Mr. Winrich is a member firm’s ISG and his primary responsibilities include portfolio management and equity research.

Sanjay Ayer, CFA is Portfolio Manager and Business Analyst. Mr. Ayer joined WCM in 2007. He is a member firm’s Investment Strategy Group (ISG) and his primary responsibilities include portfolio management and equity research. Prior to WCM, Mr. Ayer was an Equity Analyst at Morningstar, Inc. in Chicago from 2002 to 2006, where he covered the gaming, cruise and online travel industries.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1105

JNL/Westchester Capital Event Driven Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

Principal Investment Strategies. The Fund primarily employs investment strategies designed to capture price movements generated by specific events, including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). Among the investment strategies Westchester Capital Management, LLC (“Westchester” or “Sub-Adviser”) may use on behalf of the Fund are the following:

Merger-Arbitrage Strategy: The Fund may purchase the securities of companies that are involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase. Although a variety of strategies may be employed depending upon the nature of the reorganizations, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment. In conjunction with investment in a target company, the Fund may employ a variety of hedging strategies to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options. The merger-arbitrage strategy is designed to provide positive performance if the Adviser successfully evaluates the outcome of the event-driven opportunity notwithstanding the performance of the overall market because the Adviser seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer.

Special Situations Strategy: The Fund may invest in the securities of issuers based upon the expectation of the Adviser that the price of such securities may change in the short term due to a special situation, such as a stock buy-back, spinoffs and split-offs, credit rating upgrade, the outcome of litigation or other dispute, a positive earnings report, legislative or regulatory changes or other catalyst-driven event. The Fund may seek to profit from special situations by employing one or more arbitrage sub-strategies, including, but not limited to, capital structure arbitrage and convertible arbitrage, or the Fund may seek to use such strategies independently.

Capital Structure Arbitrage: Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer. For example, when the Adviser believes that unsecured debt securities are overvalued in relation to senior secured debt securities of the same issuer, the Fund may purchase the senior secured debt securities of the issuer and take a short position in the unsecured debt securities of the same issuer. In this example, the trade may be profitable if credit quality spreads widen or if the issuer went bankrupt and the recovery rate for the senior debt was higher than the expectations implicit in the prices of the securities at the time the Fund established its positions. Another example might involve the Fund purchasing one class of common stocks while selling short a different class of common stock of the same issuer.

Convertible Arbitrage: Convertible arbitrage is a strategy that seeks to profit from mispricings between a firm’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stocks when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stocks in order to hedge exposure to the issuer of the equity securities. Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities.

The Fund may also invest in other special situations, such as initial public offerings, in privately placed securities of issuers, including those the Adviser expects to undertake an initial public offering, and other related liquidity events for current shareholders of an issuer. The Fund may also invest in issuers to capture special dividends or other distributions.

Distressed/Restructuring: The Fund may invest in securities, including debt securities, of financially distressed companies and companies undergoing or expected to undergo bankruptcy or other insolvency proceeding. The Fund may invest in corporate bonds, privately held loans and other securities or obligations of companies that are highly leveraged, experiencing financial difficulties or have filed for bankruptcy. The Fund may profit from its investments in such issuers if the issuer undergoes a successful restructuring or recapitalization, undertakes asset sales or participates in spin-off transactions. The Fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets.

1106

Option Income Strategies: The Fund may sell, or “write,” call options on its portfolio securities. The Fund may also write call options on one or more basket of stocks, such as the S&P 500 Index or an industry sub-group of the S&P 500 Index. The options written by the Fund are considered “covered” if the Fund owns the stocks or basket of stocks against which the options are written. The Adviser may determine to purchase shares and sell call options on those shares at approximately the same time, although the sale of options on the Fund’s portfolio securities may occur at any time or not at all. The Adviser may utilize the option writing strategy at any time, including in a relatively flat or declining market environment, to earn premium income. The Fund may sell call options on substantially all of its portfolio securities.

The Fund may utilize other options strategies, such as writing options on securities it does not currently own (known as “uncovered” options), buying or selling options when the Adviser believes they may be mispriced or may provide attractive opportunities to earn income, or engaging in risk-reversal transactions. In a risk-reversal transaction, the Adviser may buy put options and sell call options against a long stock position.

In implementing the Fund’s investment strategies, the Fund may invest in a wide variety of investments, such as equity securities of any kind, debt securities of any kind, including those that pay a fixed or floating rate of interest, warrants, convertible securities, master limited partnerships, derivative instruments of any kind, including options, futures, currency forwards and swaps. Derivative instruments may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may also engage in forward commitments and reverse repurchase agreements. In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit. In addition, the Fund may lend its portfolio securities.

The Fund may purchase fixed and floating rate income investments of any credit quality or maturity, including corporate bonds, bank debt and preferred stock. Certain of the debt securities in which the Fund invests may carry non-investment-grade ratings (rated BB+ or lower by S&P Global Ratings, or comparably rated by another nationally recognized statistical rating organization), or may be unrated investments of comparable quality, commonly referred to as “high yield” or “junk” bonds. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality investments. This strategy may be utilized by the Adviser to generate income, to diversify the Fund’s investments or for other investing purposes.

The Fund may enter into derivative transactions and other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Fund may write call options on its portfolio securities or a market index that is representative of its portfolio with the expectation of generating additional income. The Adviser may seek to hedge the Fund’s portfolio against a decline in the value of its portfolio securities or a decline in the market generally by purchasing put options. A put option gives the Fund the right to sell, or “put,” a fixed number of shares of stock at a fixed price within a given time frame in exchange for the payment of a premium. The values of put options generally increase as stock prices decrease. The Fund also may use derivative transactions with the purpose or effect of creating investment leverage.

The Fund may invest in derivative instruments in any manner consistent with its investment strategies, including, for example, in the following situations: (i) the Fund may invest in futures contracts, options on futures contracts, or swap transactions as a substitute for a cash investment in an equity security, (ii) the Fund may invest in interest rate swaps, total return swaps, or futures contracts where the Adviser believes doing so is the most cost-efficient or liquid way to gain the desired investment exposure, (iii) the Fund may invest in options contracts, forward currency contracts, futures contracts and interest rate swaps to adjust the Fund’s investment or risk exposure, and (iv) the Fund may invest in futures transactions, option contracts and swap contracts, such as total return swaps and credit default swaps, to gain investment exposure beyond that which could be achieved by making only cash investments.

The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”). Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the Fund’s cash position. In addition, the Fund may invest in ETFs and other investment companies as part of an event-driven opportunity if such an investment is otherwise consistent with the Fund’s principal investment strategies. For example, the Fund may take a position in a narrowly based sector ETF as part of an investment thesis relating to how a regulatory event may affect companies operating in a particular sector or industry. The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes or to preserve the Fund’s ability to capitalize quickly on new market opportunities. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested and the Fund may not achieve its investment objective. The Fund may also invest in special purpose acquisition companies, a form of investment vehicle typically formed for the purpose of acquiring an operating business.

In making investments for the Fund, the Adviser is guided by the following general considerations:

1107

•	before an initial position in an event-driven opportunity is established, a preliminary analysis is made of the expected event to determine the probability and timing of the event;
•	in deciding whether or to what extent to invest, the Adviser evaluates, among other things, the credibility, strategic motivation and financial resources of the relevant participants, and the liquidity of the securities involved in the transaction; and
•	the risk-reward characteristics of each event-driven opportunity are assessed on an ongoing basis.

The Fund’s holdings may be adjusted at any time. The Adviser may sell securities at any time, including if the Adviser’s evaluation of the risk/reward ratio is no longer favorable, in order to take advantage of what the Adviser considers to be a better investment opportunity, when the Adviser believes the investment no longer represents a relatively attractive investment opportunity, or when the Adviser perceives deterioration in the credit fundamentals of the issuer.

Any percentage limitation and requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Additionally, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Event driven and special situations risk
•	Managed portfolio risk
•	Company risk
•	Market risk
•	Equity securities risk
•	Special purpose acquisition companies risk
•	Distressed securities risk
•	Credit risk
•	Liquidity risk
•	Portfolio turnover risk
•	Investment in other investment companies risk
•	Leverage risk
•	Options risk
•	Derivatives risk
•	Speculative exposure risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Master limited partnership risk
•	Financial services risk
•	Foreign securities risk
•	Short sales risk
•	Accounting risk
•	Large-capitalization investing risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	Concentration risk
•	Hedging instruments risk
•	Interest rate risk
•	Call risk
•	Convertible securities risk
•	Privately placed securities risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1108

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Additional Event-Driven Strategies. In addition to the above strategies, the Fund’s Adviser may invest in other investments or utilize other strategies consistent with its investment objective. For example, the Fund may pursue other event-driven strategies, including investing in companies that may be subject to significant regulatory issues or changes or may be exploring strategic alternatives. The success of those strategies will depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the various potential outcomes and the market’s reaction to those outcomes.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Cybersecurity risk
•	Expense risk
•	Regulatory investment limits risk
•	Temporary defensive positions and large cash positions risk
•	Redemption risk
•	When-issued and delayed delivery securities and forward commitments risk
•	Investments in IPOs risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Westchester, 100 Summit Lake Drive, Valhalla, New York 10595, a registered investment adviser since 2010. Westchester and its affiliate manage merger-arbitrage programs and other investment strategies similar to the Fund’s investment strategies for other institutional investors, including other registered open-end investment companies.

Mr. Roy D. Behren and Mr. Michael T. Shannon are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Behren has served as Co-President of Westchester since 2011, served as a research analyst for Westchester Capital Management, Inc. (Westchester’s predecessor adviser) from 1994 until 2010 and as the Chief Compliance Officer of Westchester Capital Management, Inc. from 2004 until June 2010.

Mr. Shannon has served as Co-President of Westchester since 2011, and served as Westchester Capital Management Inc.’s Director of Research from May 1996 until April 2005. From April 2005 to April 2006, Mr. Shannon was Senior Vice President in charge of the Special Situations and Mergers Group of D.E. Shaw & Co. Mr. Shannon returned to Westchester in May 2006 as a research analyst and portfolio strategist.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1109

JNL/WMC Balanced Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is reasonable income and long-term capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting. Changes between the two asset classes will generally be made gradually based on the managers’ long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser uses extensive research to find what it considers to be durable businesses at moderate valuations in primarily large companies. The Sub-Adviser considers a business to be durable if cash flows are resilient across a business cycle, and the business is able to achieve a superior level and duration of growth and/or income. The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, foreign fixed-income securities, including obligations of the U.S. Government and its agencies, corporate bonds, taxable municipal bonds, asset-backed securities, and mortgage-backed securities. The Fund may invest up to 35% of its net assets in non-investment grade securities (“junk bonds”) rated at least Ca by Moody’s Investor Service CC by S&P Global Ratings or CC by Fitch Inc. or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The Fund may invest in derivatives to reduce fixed-income exposure to facilitate meeting the Fund’s objective.

The Fund may invest up to 25% of its assets in foreign equity and fixed-income securities. Generally, the foreign fixed-income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Credit risk
•	Derivatives risk
•	Equity securities risk
•	Financial services risk
•	Fixed-income risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Investment strategy risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-related and other asset-backed securities risk
•	Stock risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1110

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The JNL/WMC Balanced Fund invests primarily in common stocks and fixed-income securities. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Asset-based securities risk
•	Banking industry investment risk
•	Corporate loan, sovereign entity loan, and bank loan risk
•	Counterparty risk
•	Cybersecurity risk
•	Cyclical opportunities risk
•	Debt securities ratings risk
•	Government regulatory risk
•	Inflation-indexed securities risk
•	Investment style risk
•	Issuer risk
•	Large-capitalization investing risk
•	Leverage risk
•	Municipal securities risk
•	Portfolio turnover risk
•	Prepayment risk
•	Sector risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Wellington Management Company LLP (“Wellington Management”). Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

Michael E. Stack, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Fund beginning in April 2014. Mr. Stack joined Wellington Management as an investment professional in 2000.

Loren L. Moran, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Fund beginning in April 2018. Ms. Moran joined Wellington Management as an investment professional in 2014.

Daniel J. Pozen, Senior Managing Director and Equity Portfolio Manager of Wellington Management, is involved in portfolio management and securities analysis for the Fund beginning in September 2019. Mr. Pozen joined Wellington Management as an investment professional in 2006.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1111

JNL/WMC Equity Income Fund

(formerly, JNL/Vanguard Equity Income Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is an above-average level of current income and reasonable long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.

The Fund invests mainly in common stocks of mid-size and large companies whose stocks typically pay above-average levels of dividend income and are, in the opinion of Wellington Management Company LLP (“Sub-Adviser”), undervalued relative to similar stocks. The Sub-Adviser generally considers mid-size and large companies to be those companies that, at the time of initial purchase, have market capitalizations of $10 billion or higher. In addition, the Sub-Adviser generally looks for companies that it believes are committed to paying dividends consistently.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

At the time of purchase by the Fund, a stock can be out of favor with the investment community. Stocks purchased by the Fund are generally expected to produce an above-average level of current income and to have the potential for long-term capital appreciation. The Sub-Adviser will sell a security when it believes the security is no longer as attractive as an alternative investment or if it is deemed to be in the best interest of the Fund.

The Sub-Adviser employs active investment management methods, which means that securities are bought and sold according to the Sub-Adviser’s evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. The Sub-Adviser employs a fundamental security analysis approach to identify desirable individual stocks, seeking those that typically offer above-average dividend yields, below-average valuations, and the potential for dividend increases in the future.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Investment style risk
•	Stock risk
•	Mid-capitalization investing risk
•	Market risk
•	Foreign securities risk
•	Managed portfolio risk
•	Concentration risk
•	Large-capitalization investing risk
•	Currency risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

1112

•	Counterparty risk
•	Cybersecurity risk
•	Depositary receipts risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Expense risk
•	Investment in money market funds risk
•	Investment strategy risk
•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Wellington Management Company LLP (“Wellington Management”). Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

W. Michael Reckmeyer, III, CFA, Senior Managing Director, Partner, and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994. Mr. Reckmeyer has a B.S. and M.B.A. from the University of Wisconsin.

Adam H. Illfelder, CFA, Senior Managing Director, Partner and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2018. Mr. Illfelder joined Wellington Management as an investment professional in 2005.

Matthew C. Hand, CFA, Managing Director, and Equity Research Analyst, joined Wellington Management as an investment professional in 2004. Mr. Hand has a B.A. from the University of Pennsylvania.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1113

JNL/WMC Global Real Estate Fund

(formerly, JNL/Invesco Global Real Estate Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term total return.

Principal Investment Strategies. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”) and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund’s common stock investments may also include China A-shares (shares of companies based on mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The companies will be located in at least three different countries, including the United States. The Fund may invest up to 20% of its assets in securities of issuers located in emerging markets countries, i.e. those that are in the initial stages of their industrial cycles. These companies include REITs or other real estate operating companies.

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box). The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.

The Fund may invest up to 10% of its total assets in non-investment grade debt-securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller asset bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2020, the capitalization of companies in the Russell 2000® Index ranged from $25 million to $20 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2020, the capitalization of companies in the Russell Midcap® Index ranged from $550 million to $75 billion.

The Fund’s sub-adviser’s, Wellington Management Company LLP, (“Sub-Adviser”), approach to real estate investing is based on a bottom-up analysis of factors affecting individual securities combined with a top-down analysis of the real estate market. The Sub-Adviser uses intensive financial analysis and an evaluation of individual competitive position as part of bottom-up analysis to identify securities with the most attractive characteristics. The companies in which the Sub-Adviser invests typically possess the following characteristics: attractive valuation as measured by (1) the ratio between free-cash-flow multiple to future cash flow growth plus dividend yield, (2) the relative spread between the public and private market in terms of the following: net asset value (NAV), replacement cost, and earnings yield in the public market versus capitalization rates on private market transactions, and (3) market return expectations as measured by an internal rate of return (IRR). Additionally, the Sub-Adviser seeks out management teams with a disciplined investment strategy, a solid development and operating track record, and a clear understanding of their own cost of capital; an ability to deliver high levels of same-unit rent growth and occupancy on a relative basis; and, a strong and flexible balance sheet in terms of the ability to fund future external growth and increase dividends.

1114

Geographic diversification and sector weights are influenced by a top-down evaluation of the real estate market. Top-down analysis is based on three broad components: (1) Macroeconomic Trends: The Sub-Adviser monitors relevant trends affecting the supply and demand for real estate within the various regions, including demographic trends, employment growth, and building permit changes. (2) Capital Markets Messaging: Real estate is a hybrid asset class with equity and bond characteristics. Most real estate companies are dependent on access to the capital markets to fund future growth. Therefore, the Sub-Adviser tracks return expectations in both the broader equity market and bond market. The Sub-Adviser incorporates forecasts of long-term interest rates, which affect both the cost of capital of real estate companies and the relative attractiveness of high-yield stocks. The Sub-Adviser also considers equity multiples as a measure of real estate’s relative return. (3) Private Real Estate Market Trends: The real estate market is predominantly privately owned and the sector continues to exhibit many commodities-like characteristics; therefore, a thorough understanding of private market investment spreads, mortgage spreads, and capital flows is necessary to assess public market company net asset values

Position sizes are conviction-weighted and built from the bottom-up. As a sector approach and given the intrinsic diversified nature of real estate securities, the Fund will be reasonably concentrated. Geographic diversification and sector weights are influenced by a top-down market evaluation. Based on the Sub-Adviser’s identification of companies with attractive characteristics and the conclusion of the top-down analysis, the Sub-Adviser looks to build a concentrated global portfolio.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Fund will concentrate its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of this concentration, real estate and real estate-related companies shall consist of companies (i) where at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Real estate investment risk
•	Market risk
•	Interest rate risk
•	Foreign securities risk
•	European investment risk
•	Emerging markets and less developed countries risk
•	Foreign regulatory risk
•	Managed portfolio risk
•	Company risk
•	Concentration risk
•	Accounting risk
•	Mid-capitalization and small-capitalization investing risk
•	Investing in China A Shares risk
•	Portfolio turnover risk

•	Depositary receipts risk
•	Convertible securities risk
•	Credit risk
•	Derivatives risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Mortgage-related and other asset-backed securities risk
•	Preferred stock risk
•	Short sales risk

1115

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Currency risk
•	Regulatory investment limits risk
•	Redemption risk
•	Expense risk
•	Cybersecurity risk
•	Securities lending risk
•	Leverage risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Wellington Management Company LLP (“Wellington Management”). Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

Bradford D. Stoesser, Senior Managing Director, Partner, and Global Industry Analyst, of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2021. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1116

JNL/WMC Government Money Market Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities). The government securities typically have a maximum remaining maturity of 397 calendar days and the repurchase agreements are collateralized by government securities with a maximum remaining maturity of 397 days. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in government securities or repurchase agreements collateralized by government securities. As a government money market fund, the Fund is exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gate. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has not elected to do so at this time.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The Sub-Adviser considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity.

The Fund seeks to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Fixed-income risk
•	Foreign regulatory risk
•	Income risk
•	Interest rate risk
•	Managed portfolio risk
•	Repurchase agreements, purchase and sale contracts risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Investment in money market funds risk
•	Investment strategy risk
•	Market risk
•	Mortgage-related and other asset-backed securities risk
•	Prepayment risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

1117

Dividends:

The Fund intends to maintain, to the extent practicable, a constant per share net asset value of $1.00. The Fund expects to declare dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. Such dividends will be paid monthly. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the Fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “Purchases, Redemptions and Pricing of Shares” in the SAI. For a description of the allocation of expenses among fund share classes, please refer to “Management of the Trust” section in this Prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share net asset value of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The Sub-Adviser. The Sub-Adviser to the Fund is Wellington Management Company LLP (“Wellington Management”). Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1118

JNL/WMC Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers. Foreign securities include (1) companies organized outside of the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Using a value approach, the Fund seeks to invest in stocks that the Sub-Adviser believes are underpriced relative to other stocks. The Fund’s investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios. Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Equity securities risk
•	Financial services risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investment style risk
•	Large-capitalization investing risk
•	Managed portfolio risk
•	Market risk
•	Stock risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Cyclical opportunities risk
•	Expense risk
•	Government regulatory risk
•	Investment strategy risk

1119

•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Sector risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Wellington Management Company LLP (“Wellington Management”). Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

W. Michael Reckmeyer, III, CFA, Senior Managing Director, Partner, and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994. Mr. Reckmeyer has a B.S. and M.B.A. from the University of Wisconsin.

Adam H. Illfelder, CFA, Senior Managing Director, Partner and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2018. Mr. Illfelder joined Wellington Management as an investment professional in 2005.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1120

Summary of Main Risk Characteristics of JNL/Goldman Sachs Managed Funds and JNL Allocation Funds Based On Typical Investment Holdings of Underlying Funds

The main risk characteristics of the JNL/Goldman Sachs Managed Funds and JNL Allocation Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to Underlying Funds that invest in those categories of portfolio investments. It should be noted that the investment objectives and investment strategies of the JNL/Goldman Sachs Managed Funds and JNL Allocation Funds remain constant regardless of which Underlying Funds are invested in. Thus, the inherent risk characteristics of the JNL/Goldman Sachs Managed Funds and JNL Allocation Funds remain constant, although there may be variations in the degrees of exposure to each category of risk. Moreover, each Fund is subject to the risk of the Sub-Adviser’s ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds. Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/Goldman Sachs Managed Funds and JNL Allocation Funds.

JNL/Goldman Sachs Managed Conservative Fund; JNL/Goldman Sachs Managed Moderate Fund; JNL/Goldman Sachs Managed Moderate Growth Fund; JNL/Goldman Sachs Managed Growth Fund; and JNL/Goldman Sachs Managed Aggressive Growth Fund (the “JNL/Goldman Sachs Managed Funds”)	As among the five JNL/Goldman Sachs Managed Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed-income and money market securities of the Funds in which they invest. The JNL/Goldman Sachs Managed Conservative Fund is expected to invest the lowest percentage in equity securities (approximately 10% to 30%); the JNL/Goldman Sachs Managed Moderate Fund a slightly higher percentage (approximately 30% to 50%); the JNL/Goldman Sachs Managed Moderate Growth Fund a slightly higher percentage (approximately 50% to 70%); the JNL/Goldman Sachs Managed Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/Goldman Sachs Managed Aggressive Growth Fund the greatest percentage (approximately 80% to 100%). The anticipated investments in fixed-income, money market securities, and other investments generally vary in inverse relationship to the equity investments.
JNL Conservative Allocation Fund; JNL Moderate Allocation Fund; JNL Moderate Growth Allocation Fund; JNL Growth Allocation Fund; JNL Aggressive Growth Allocation Fund (the “JNL Allocation Funds”)	As among the five JNL Allocation Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed-income and money market securities of the Funds in which they invest. The JNL Conservative Allocation Fund is expected to invest the lowest percentage in equity securities (approximately 0% to 40%); the JNL Moderate Allocation Fund a slightly higher percentage (20% to 60%); the JNL Moderate Growth Allocation Fund a slightly higher percentage (approximately 40% to 80%); the JNL Growth Allocation Fund a slightly higher percentage (approximately 60% to 90%); and the JNL Aggressive Growth Allocation Fund the greatest percentage (approximately 70% to 90%). The anticipated investments in fixed-income, money market securities, and other investments generally vary in inverse relationship to the equity investments.
Underlying Fund Portfolio Securities Major Categories	Stocks. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds. Because the Fund will invest in Underlying Funds that invest in stocks, its returns will fluctuate with changes in stock markets. In the U.S., stocks have historically outperformed other types of investments over the long term. Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term.
Smaller and Mid-Size Companies. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.
Fixed-Income: Interest Rate Risk. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds. Interest rate risk is the risk that when interest rates increase, fixed-income securities will decline in value. Interest rate changes can be sudden and unpredictable. A fund’s distributions to its shareholders may decline when interest rates fall, since a fund can only distribute what it earns. Debt securities that pay interest at a fixed rate tend to lose market value when interest rates rise and increase in value when interest rates decline. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including treasury inflation-protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.
1121

Fixed-Income: Credit. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds. Income securities, which may include indebtedness and participations, entail credit risk. An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact performance. Subordinated debt securities are riskier than senior debt securities because their holders will be paid only after the holders of senior debt securities are paid. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative.
High-yield bonds, lower-rated bonds, and unrated securities. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds. High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.
Mortgage-related and other asset-backed securities risk. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds. A Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related and other asset-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related and other asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk. Investments in mortgage-backed and other asset-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed and other asset-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed and other asset-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the issuer. In addition, the mortgage and other asset-backed securities market in general may be adversely affected by changes in governmental regulation or tax policies.
Foreign Securities. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility). With regard to currency risk many investments may be issued and traded in foreign currencies. Changes in the value of foreign currencies relative to the U.S. dollar can dramatically decrease (or increase) the value of foreign portfolio holdings. To the extent the currency risk is not hedged, or not successfully hedged, currency exchange rate changes can have a disproportionate impact on, even accounting for most of the gain or loss in a particular period.
1122

Derivative Securities. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds. Options, futures, swaps, structured securities and other derivative transactions involve special risks. The performance of derivative investments depends, in part, on the performance of an underlying asset, including the ability to correctly predict price movements. Derivatives involve costs, may be volatile, may involve a small investment relative to the risk assumed, and require correlation with other investments. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.
Industry concentration risk. All JNL/Goldman Sachs Managed Funds and JNL Allocation Funds. When there is concentration in a certain industry, performance will be closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, there may be more volatility, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying Funds invest, than a mixture of stocks of companies from a wide variety of industries.
Small-capitalization investing risk. JNL Allocation Funds. Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The companies in which the Underlying Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Fund may not be appropriate for all investors.

1123

JNL/Goldman Sachs 4 Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in stocks of approximately 150 distinct companies included in the S&P 500® Index. The Fund implements its objective by using three equally weighted factors: quality, value, and momentum.

Quality Strategy

The quality strategy emphasizes competitive advantage. The competitive advantage sub-portfolio invests in the stock of companies included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. Goldman Sachs Asset Management, L.P. (“GSAM”) excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Value Strategies

The value strategies emphasize dividend income & growth and intrinsic value.

The dividend income & growth sub-portfolio invests in the stock of companies included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by GSAM” The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. GSAM excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

The intrinsic value sub-portfolio invests in the stock of companies included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.  With respect to the Financials sector, the model will reference return on equity in lieu of free cash flows. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. GSAM excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Momentum Strategy

The momentum sub-portfolio invests in the stock of companies included in the S&P 500® Index that exhibit high momentum based on the trailing twelve months, excluding the recent one-month. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. GSAM excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Triblend Rebalance

A portion of each of sub-portfolio rebalances on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three factors to ensure equal weighting. The Fund may change the frequency and timing of its scheduled rebalances at its sole discretion. The Fund may apply situational risk exposure constraints beyond the S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in response to extraordinary market events. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

GSAM incorporates S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in the selection process.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average
1124

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time. Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default. Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgment to assess the entity’s financial condition, operation performance, policies and risk management strategies.

The Fund may lend its securities to increase its income.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Market risk
•	Accounting risk
•	Model risk
•	Company risk
•	Stock risk
•	Limited management, trading cost and rebalance risk
•	Large-capitalization investing risk
•	Passive investment risk
•	Derivatives risk
•	Exchange-traded funds investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Liquidity risk

1125

•	Redemption risk
•	Portfolio turnover risk
•	Expense risk
•	Cybersecurity risk
•	Temporary defensive positions and large cash positions risk
•	Securities lending risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Advisers and Portfolio Management. The Fund engages co-sub-advisers. Goldman Sachs Asset Management, L.P. (“GSAM”) serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Investments Corporation (“Mellon”) serves as the Sub-Adviser responsible for trading services for the Fund.

GSAM is located at 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”).

Marcus Ng, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Ng was at S&P Investment Advisory Services (“SPIAS”), having joined in 2006. He managed the advisory quantitative equity portfolios and was responsible for quantitative portfolio research to enhance existing models and develop new strategies. Prior to joining SPIAS, Mr. Ng worked for the ClariFI® group at S&P Global Market Intelligence (formerly S&P Capital IQ) advising clients on how to use the full suite of technologies in the development of quantitative equity strategies. Mr. Ng holds a Master of Science in Investment Management from Boston University and a Bachelor of Science degree in Physics from California Institute of Technology. He is also a CFA charterholder.

Nicholas Chan, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He also oversees the team’s client portfolio management effort in the Americas and Bengaluru. Mr. Chan joined Goldman Sachs in 2000. He earned an AB in International Relations, with honors and Phi Beta Kappa, from Stanford University in 2000 and an MBA from Harvard Business School in 2006. He is a CFA charterholder.

Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon is responsible for managing the investment of portfolio assets according to the allocations by GSAM. Mellon directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by GSAM. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of GSAM portfolio allocations are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

1126

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1127

JNL/Goldman Sachs Managed Conservative Fund

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek current income. Capital growth is a secondary objective.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities.

1128

The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

Acting as Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that GSAM uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund, expected performance of each Fund based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. GSAM’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or investment categories.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by GSAM or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

1129

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Floating Rate Income Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Total Return Fund
JNL/Invesco Global Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International Fixed-Income
JNL/Mellon Equity Income Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	International
JNL/Mellon U.S. Stock Market Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon DowSM Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon World Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Advantage International Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Causeway International Value Select Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/GQG Emerging Markets Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Invesco International Growth Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	Allocation
JNL/WMC Equity Income Fund	JNL/BlackRock Global Allocation Fund
JNL/WMC Value Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Balanced Fund
Sector
JNL/Mellon Communication Services Sector Fund	Alternative Assets
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Mellon Energy Sector Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Financial Sector Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Mellon Healthcare Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Industrials Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

Alternative Strategies
JNL Multi-Manager Alternative Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The JNL/Baillie Gifford U.S. Equity Growth Fund is not available as an Underlying Fund to this Fund.

1130

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Investment strategy risk
•	Investment style risk
•	Fixed-income risk

•	Interest rate risk
•	Credit risk
•	Equity securities risk
•	Large-capitalization investing risk
•	U.S. Government securities risk
•	Mortgage-related and other asset-backed securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk

•	Foreign securities risk
•	TIPS and inflation-linked bonds risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	Emerging markets and less developed countries risk
•	Concentration risk
•	Foreign regulatory risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Company risk
•	Expense risk

•	Regulatory investment limits risk
•	Accounting risk
•	Financial services risk
•	Temporary defensive positions and large cash positions risk
•	Currency risk
•	Leverage risk
•	Settlement risk
•	Securities lending risk

1131

•	Counterparty risk
•	Liquidity risk
•	Redemption risk
•	Prepayment risk
•	Cybersecurity risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”).

Christopher Lvoff, CFA, ASA and Michael Carapucci share the primary responsibility for the development of the investment allocations of Fund.

Mr. Lvoff is a senior portfolio manager focusing on co-mingled investment funds and model portfolios within the Global Portfolio Solutions (GPS) Group in GSAM. The GPS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group in GSAM, which developed, implemented and managed multi-asset class portfolios for GSAM’s institutional clients. He joined Goldman Sachs in 2007 as an analyst and was named managing director in 2015.

Prior to joining the firm, Mr. Lvoff worked as an actuarial associate at Towers Perrin, focusing on retirement plan design and defined benefit plan asset liability valuation.

Mr. Lvoff earned a BS in economics, magna cum laude, from the Wharton School of the University of Pennsylvania. He is an associate of the Society of Actuaries and is a CFA charterholder.

Mr. Carapucci is a portfolio manager within the Global Portfolio Solutions (GPS) Group in GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Carapucci served multiple roles at SPIAS. He was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Asset in 2016. Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participated in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, he was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. He holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1132

JNL/Goldman Sachs Managed Moderate Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is current income and capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

Acting as Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that GSAM uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund, expected performance of each Fund based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. GSAM’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or investment categories.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by GSAM or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

1133

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Floating Rate Income Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Total Return Fund
JNL/Invesco Global Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International Fixed-Income
JNL/Mellon Equity Income Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	International
JNL/Mellon U.S. Stock Market Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon DowSM Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon World Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Advantage International Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Causeway International Value Select Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/GQG Emerging Markets Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Invesco International Growth Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	Allocation
JNL/WMC Equity Income Fund	JNL/BlackRock Global Allocation Fund
JNL/WMC Value Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Balanced Fund
Sector
JNL/Mellon Communication Services Sector Fund	Alternative Assets
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Mellon Energy Sector Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Financial Sector Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Mellon Healthcare Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Industrials Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

Alternative Strategies
JNL Multi-Manager Alternative Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The JNL/Baillie Gifford U.S. Equity Growth Fund is not available as an Underlying Fund to this Fund.

1134

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Investment strategy risk
•	Investment style risk
•	Fixed-income risk

•	Interest rate risk
•	Credit risk
•	Equity securities risk
•	Large-capitalization investing risk
•	Foreign securities risk
•	U.S. Government securities risk
•	Mortgage-related and other asset-backed securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk

•	TIPS and inflation-linked bonds risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	Emerging markets and less developed countries risk
•	Concentration risk
•	Foreign regulatory risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Company risk
•	Expense risk
•	Regulatory investment limits risk
•	Accounting risk
•	Financial services risk
•	Temporary defensive positions and large cash positions risk
•	Currency risk
•	Leverage risk
•	Settlement risk
•	Securities lending risk

1135

•	Counterparty risk
•	Liquidity risk
•	Redemption risk
•	Prepayment risk
•	Cybersecurity risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”).

Christopher Lvoff, CFA, ASA and Michael Carapucci share the primary responsibility for the development of the investment allocations of Fund.

Mr. Lvoff is a senior portfolio manager focusing on co-mingled investment funds and model portfolios within the Global Portfolio Solutions (GPS) Group in GSAM. The GPS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group in GSAM, which developed, implemented and managed multi-asset class portfolios for GSAM’s institutional clients. He joined Goldman Sachs in 2007 as an analyst and was named managing director in 2015.

Prior to joining the firm, Mr. Lvoff worked as an actuarial associate at Towers Perrin, focusing on retirement plan design and defined benefit plan asset liability valuation.

Mr. Lvoff earned a BS in economics, magna cum laude, from the Wharton School of the University of Pennsylvania. He is an associate of the Society of Actuaries and is a CFA charterholder.

Mr. Carapucci is a portfolio manager within the Global Portfolio Solutions (GPS) Group in GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Carapucci served multiple roles at SPIAS. He was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Asset in 2016. Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participated in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, he was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. He holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1136

JNL/Goldman Sachs Managed Moderate Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

The Fund groups Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

Acting as Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that GSAM uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund, expected performance of each Fund based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. GSAM’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or investment categories.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by GSAM or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

1137

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Floating Rate Income Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Total Return Fund
JNL/Invesco Global Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International Fixed-Income
JNL/Mellon Equity Income Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	International
JNL/Mellon U.S. Stock Market Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon DowSM Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon World Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Advantage International Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Causeway International Value Select Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/GQG Emerging Markets Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Invesco International Growth Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	Allocation
JNL/WMC Equity Income Fund	JNL/BlackRock Global Allocation Fund
JNL/WMC Value Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Balanced Fund
Sector
JNL/Mellon Communication Services Sector Fund	Alternative Assets
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Mellon Energy Sector Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Financial Sector Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Mellon Healthcare Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Industrials Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

Alternative Strategies
JNL Multi-Manager Alternative Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The JNL/Baillie Gifford U.S. Equity Growth Fund is not available as an Underlying Fund to this Fund.

1138

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Investment strategy risk
•	Investment style risk
•	Equity securities risk

•	Large-capitalization investing risk
•	Fixed-income risk
•	Foreign securities risk
•	Interest rate risk
•	Credit risk
•	Mortgage-related and other asset-backed securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	U.S. Government securities risk
•	Emerging markets and less developed countries risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	TIPS and inflation-linked bonds risk
•	Concentration risk
•	Foreign regulatory risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Company risk
•	Expense risk
•	Regulatory investment limits risk
•	Accounting risk
•	Financial services risk
•	Temporary defensive positions and large cash positions risk
•	Currency risk
•	Leverage risk
•	Settlement risk
•	Securities lending risk

1139

•	Counterparty risk
•	Liquidity risk
•	Redemption risk
•	Prepayment risk
•	Cybersecurity risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”).

Christopher Lvoff, CFA, ASA and Michael Carapucci share the primary responsibility for the development of the investment allocations of Fund.

Mr. Lvoff is a senior portfolio manager focusing on co-mingled investment funds and model portfolios within the Global Portfolio Solutions (GPS) Group in GSAM. The GPS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group in GSAM, which developed, implemented and managed multi-asset class portfolios for GSAM’s institutional clients. He joined Goldman Sachs in 2007 as an analyst and was named managing director in 2015.

Prior to joining the firm, Mr. Lvoff worked as an actuarial associate at Towers Perrin, focusing on retirement plan design and defined benefit plan asset liability valuation.

Mr. Lvoff earned a BS in economics, magna cum laude, from the Wharton School of the University of Pennsylvania. He is an associate of the Society of Actuaries and is a CFA charterholder.

Mr. Carapucci is a portfolio manager within the Global Portfolio Solutions (GPS) Group in GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Carapucci served multiple roles at SPIAS. He was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Asset in 2016. Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participated in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, he was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. He holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1140

JNL/Goldman Sachs Managed Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

Acting as Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that GSAM uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund, expected performance of each Fund based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. GSAM’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or investment categories.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by GSAM or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

1141

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Floating Rate Income Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Total Return Fund
JNL/Invesco Global Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International Fixed-Income
JNL/Mellon Equity Income Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	International
JNL/Mellon U.S. Stock Market Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon DowSM Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon World Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Advantage International Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Causeway International Value Select Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/GQG Emerging Markets Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Invesco International Growth Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	Allocation
JNL/WMC Equity Income Fund	JNL/BlackRock Global Allocation Fund
JNL/WMC Value Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Balanced Fund
Sector
JNL/Mellon Communication Services Sector Fund	Alternative Assets
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Mellon Energy Sector Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Financial Sector Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Mellon Healthcare Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Industrials Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

Alternative Strategies
JNL Multi-Manager Alternative Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The JNL/Baillie Gifford U.S. Equity Growth Fund is not available as an Underlying Fund to this Fund.

1142

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Investment strategy risk
•	Investment style risk
•	Equity securities risk
•	Large-capitalization investing risk
•	Foreign securities risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Mortgage-related and other asset-backed securities risk
•	U.S. Government securities risk
•	TIPS and inflation-linked bonds risk
•	Concentration risk
•	Foreign regulatory risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Company risk
•	Expense risk

•	Regulatory investment limits risk
•	Accounting risk
•	Financial services risk
•	Temporary defensive positions and large cash positions risk
•	Currency risk
•	Leverage risk
•	Settlement risk
•	Securities lending risk
1143

•	Counterparty risk
•	Liquidity risk
•	Redemption risk
•	Prepayment risk
•	Cybersecurity risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”).

Christopher Lvoff, CFA, ASA and Michael Carapucci share the primary responsibility for the development of the investment allocations of Fund.

Mr. Lvoff is a senior portfolio manager focusing on co-mingled investment funds and model portfolios within the Global Portfolio Solutions (GPS) Group in GSAM. The GPS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group in GSAM, which developed, implemented and managed multi-asset class portfolios for GSAM’s institutional clients. He joined Goldman Sachs in 2007 as an analyst and was named managing director in 2015.

Prior to joining the firm, Mr. Lvoff worked as an actuarial associate at Towers Perrin, focusing on retirement plan design and defined benefit plan asset liability valuation.

Mr. Lvoff earned a BS in economics, magna cum laude, from the Wharton School of the University of Pennsylvania. He is an associate of the Society of Actuaries and is a CFA charterholder.

Mr. Carapucci is a portfolio manager within the Global Portfolio Solutions (GPS) Group in GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Carapucci served multiple roles at SPIAS. He was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Asset in 2016. Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participated in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, he was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. He holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1144

JNL/Goldman Sachs Managed Aggressive Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies. The Fund does not anticipate investing significant amounts in the alternative categories.

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of mutual funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in mutual funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

Acting as Sub-Adviser, Goldman Sachs Asset Management, L.P. (“GSAM”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that GSAM uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund, expected performance of each Fund based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. GSAM’s investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or investment categories.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by GSAM or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

1145

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Floating Rate Income Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Total Return Fund
JNL/Invesco Global Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International Fixed-Income
JNL/Mellon Equity Income Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	International
JNL/Mellon U.S. Stock Market Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon DowSM Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon World Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Advantage International Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Causeway International Value Select Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/GQG Emerging Markets Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Invesco International Growth Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	Allocation
JNL/WMC Equity Income Fund	JNL/BlackRock Global Allocation Fund
JNL/WMC Value Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Balanced Fund
Sector
JNL/Mellon Communication Services Sector Fund	Alternative Assets
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Mellon Energy Sector Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Financial Sector Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Mellon Healthcare Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Industrials Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

Alternative Strategies
JNL Multi-Manager Alternative Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The JNL/Baillie Gifford U.S. Equity Growth Fund is not available as an Underlying Fund to this Fund.

1146

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Investment strategy risk
•	Investment style risk
•	Equity securities risk
•	Large-capitalization investing risk
•	Foreign securities risk
•	Fixed-income risk
•	Emerging markets and less developed countries risk
•	Interest rate risk
•	Credit risk
•	Mid-capitalization investing risk
•	Small-capitalization investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Mortgage-related and other asset-backed securities risk
•	U.S. Government securities risk
•	TIPS and inflation-linked bonds risk
•	Concentration risk
•	Foreign regulatory risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Company risk
•	Expense risk

•	Regulatory investment limits risk
•	Accounting risk
•	Financial services risk
•	Temporary defensive positions and large cash positions risk
•	Currency risk
•	Leverage risk
•	Settlement risk
•	Securities lending risk
•	Counterparty risk
•	Liquidity risk
•	Redemption risk
•	Prepayment risk
•	Cybersecurity risk
•	Portfolio turnover risk

1147

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York, 10282. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”).

Christopher Lvoff, CFA, ASA and Michael Carapucci share the primary responsibility for the development of the investment allocations of Fund.

Mr. Lvoff is a senior portfolio manager focusing on co-mingled investment funds and model portfolios within the Global Portfolio Solutions (GPS) Group in GSAM. The GPS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Previously, Mr. Lvoff was a member of the Multi-Product Investment Group in GSAM, which developed, implemented and managed multi-asset class portfolios for GSAM’s institutional clients. He joined Goldman Sachs in 2007 as an analyst and was named managing director in 2015.

Prior to joining the firm, Mr. Lvoff worked as an actuarial associate at Towers Perrin, focusing on retirement plan design and defined benefit plan asset liability valuation.

Mr. Lvoff earned a BS in economics, magna cum laude, from the Wharton School of the University of Pennsylvania. He is an associate of the Society of Actuaries and is a CFA charterholder.

Mr. Carapucci is a portfolio manager within the Global Portfolio Solutions (GPS) Group in GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Carapucci served multiple roles at SPIAS. He was appointed Deputy Chief Investment Officer and Portfolio Manager, Multi-Asset in 2016. Prior to that, Mr. Carapucci was a Portfolio Manager with SPIAS since January 2012 and an Investment Officer from October 2010 to December 2011. Mr. Carapucci participated in establishing asset allocation strategies and fund recommendations to support multi-manager products. Prior to his appointment, he was an Analyst since April 2008 and Statistician since January 2005. Mr. Carapucci was primarily responsible for fund research to support multi-manager products. He holds a Masters in Business Administration from the Zicklin School of Business-Baruch College and a BS in Finance and Investments from The College of New Jersey.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1148

JNL Conservative Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek the generation of income through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 0% to 40% of its assets to Underlying Funds that invest primarily in equity securities, 60% to 100% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In determining allocations to any particular Underlying Fund, Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure. Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but on future risk/return expectations. The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Each Underlying Fund has its own investment objective and invests in certain types of securities or other assets in order to implement its investment strategy and seek to achieve its investment objective. Those types of securities or other assets include, but are not limited to: equity securities (such as common stock, preferred stock, and convertible securities), equity futures, equity swaps, currency forwards, currency futures, commodity futures and swaps, bond futures, fixed income swaps, interest rate swaps, and inflation swaps; U.S. and foreign government bonds, including inflation protected bonds (such as Treasury Inflation Protected Securities); bank loans; cash and cash equivalents, including but not limited to money market fund shares. These holdings can include investment exposure to both developed and emerging markets, and may be illiquid or thinly traded. Securities held by the Underlying Funds may be denominated in U.S. and/or non-U.S. currencies.

An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

An Underlying Fund may be leveraged and therefore could be subject to a heightened risk of loss. The leverage involved in certain derivative transactions may result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the related investment.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

1149

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Floating Rate Income Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Total Return Fund
JNL/Invesco Global Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International Fixed-Income
JNL/Mellon Equity Income Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	International
JNL/Mellon U.S. Stock Market Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon DowSM Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon World Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Advantage International Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Causeway International Value Select Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/GQG Emerging Markets Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Invesco International Growth Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	Allocation
JNL/WMC Equity Income Fund	JNL/BlackRock Global Allocation Fund
JNL/WMC Value Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Balanced Fund
Sector
JNL/Mellon Communication Services Sector Fund	Alternative Assets
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Mellon Energy Sector Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Financial Sector Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Mellon Healthcare Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Industrials Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

Alternative Strategies
JNL Multi-Manager Alternative Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve the generation of income through its investment in Underlying Funds that invest primarily in fixed income securities and other income generating securities or strategies. Investments may include Underlying Funds that invest in fixed income securities, including bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar. The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.” Modest allocations may also include Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

1150

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment in other investment companies risk
•	Settlement risk
•	LIBOR replacement risk
•	Foreign securities risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Commodity risk
•	Currency risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

•	Short sales risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds. The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed-income or money market securities. To the extent that the Fund has a higher percentage of investments in non-traditional investment categories, the Fund may incur more risk. Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional investment categories.

1151

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

1152

JNL Moderate Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In determining allocations to any particular Underlying Fund, Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure. Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but on future risk/return expectations. The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Each Underlying Fund has its own investment objective and invests in certain types of securities or other assets in order to implement its investment strategy and seek to achieve its investment objective. Those types of securities or other assets include, but are not limited to: equity securities (such as common stock, preferred stock, and convertible securities), equity futures, equity swaps, currency forwards, currency futures, commodity futures and swaps, bond futures, fixed income swaps, interest rate swaps, and inflation swaps; U.S. and foreign government bonds, including inflation protected bonds (such as Treasury Inflation Protected Securities); bank loans; cash and cash equivalents, including but not limited to money market fund shares. These holdings can include investment exposure to both developed and emerging markets, and may be illiquid or thinly traded. Securities held by the Underlying Funds may be denominated in U.S. and/or non-U.S. currencies.

An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

An Underlying Fund may be leveraged and therefore could be subject to a heightened risk of loss. The leverage involved in certain derivative transactions may result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the related investment.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

1153

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Floating Rate Income Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Total Return Fund
JNL/Invesco Global Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International Fixed-Income
JNL/Mellon Equity Income Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	International
JNL/Mellon U.S. Stock Market Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon DowSM Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon World Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Advantage International Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Causeway International Value Select Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/GQG Emerging Markets Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Invesco International Growth Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	Allocation
JNL/WMC Equity Income Fund	JNL/BlackRock Global Allocation Fund
JNL/WMC Value Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Balanced Fund
Sector
JNL/Mellon Communication Services Sector Fund	Alternative Assets
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Mellon Energy Sector Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Financial Sector Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Mellon Healthcare Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Industrials Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

Alternative Strategies
JNL Multi-Manager Alternative Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve the generation of income through its investment in Underlying Funds that invest in fixed income securities and other income generating securities or strategies, as well as dividend paying equity securities. Investments may include Underlying Funds that invest in fixed income securities, including bonds of U.S. issuers, as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar. The Fund may also invest in Underlying Funds that invest

1154

exclusively in investment-grade securities as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.” Investments in Underlying Funds that invest in fixed income instruments are complemented by allocations to Underlying Funds that invest in both domestic and international dividend-paying, equity securities and real estate investment trusts.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment in other investment companies risk
•	Settlement risk
•	LIBOR replacement risk
•	Foreign securities risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Commodity risk
•	Currency risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk

•	Short sales risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds. The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed-income or money market securities. To the extent that the Fund has a higher percentage of investments in non-traditional investment categories, the Fund may incur more risk. Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional investment categories.

1155

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

1156

JNL Moderate Growth Allocation Fund

Class A

Class I

Investment Objectives. The investment objective of the Fund is to seek capital growth. Current income is a secondary objective.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

1157

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Floating Rate Income Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Total Return Fund
JNL/Invesco Global Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International Fixed-Income
JNL/Mellon Equity Income Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	International
JNL/Mellon U.S. Stock Market Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon DowSM Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon World Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Advantage International Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Causeway International Value Select Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/GQG Emerging Markets Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Invesco International Growth Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	Allocation
JNL/WMC Equity Income Fund	JNL/BlackRock Global Allocation Fund
JNL/WMC Value Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Balanced Fund
Sector
JNL/Mellon Communication Services Sector Fund	Alternative Assets
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Mellon Energy Sector Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Financial Sector Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Mellon Healthcare Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Industrials Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

Alternative Strategies
JNL Multi-Manager Alternative Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

1158

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment in other investment companies risk
•	Foreign securities risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Commodity risk
•	Currency risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

1159

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

1160

JNL Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds in the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

1161

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Floating Rate Income Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Total Return Fund
JNL/Invesco Global Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International Fixed-Income
JNL/Mellon Equity Income Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	International
JNL/Mellon U.S. Stock Market Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon DowSM Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon World Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Advantage International Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Causeway International Value Select Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/GQG Emerging Markets Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Invesco International Growth Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	Allocation
JNL/WMC Equity Income Fund	JNL/BlackRock Global Allocation Fund
JNL/WMC Value Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Balanced Fund
Sector
JNL/Mellon Communication Services Sector Fund	Alternative Assets
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Mellon Energy Sector Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Financial Sector Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Mellon Healthcare Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Industrials Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

Alternative Strategies
JNL Multi-Manager Alternative Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

1162

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment in other investment companies risk
•	Foreign securities risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Commodity risk
•	Currency risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk

•	Investment strategy risk
•	Liquidity risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

1163

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

1164

JNL Aggressive Growth Allocation Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital growth.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund groups the Underlying Funds according to the investment categories set forth below. Within these investment categories, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Fund considers the Underlying Funds in the Domestic/Global Fixed-Income and International Fixed-Income investment categories to be funds that invest primarily in fixed-income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Allocation investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed-income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed-income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

Some of the Underlying Funds, particularly those classified as Fixed Income Strategies, may hold a significant amount of asset-backed securities, mortgage-backed securities, derivatives, and/or junk bonds in order to execute their investment strategy.

Some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States, including a range of developing and emerging market countries. An “emerging market country” is a country that, at the time of investment, is classified as an emerging or developing country by any supranational organization such as an institution in the World Bank Group or the United Nations, or similar entity, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The Adviser may change the Underlying Funds in which the Fund invests from time to time at its discretion without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust for the particular information and the risks related to the Underlying Funds.

1165

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed-Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Floating Rate Income Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Total Return Fund
JNL/Invesco Global Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan U.S. Value Fund
JNL/Loomis Sayles Global Growth Fund	International Fixed-Income
JNL/Mellon Equity Income Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund	International
JNL/Mellon U.S. Stock Market Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/Mellon DowSM Index Fund	JNL Multi-Manager International Small Cap Fund
JNL/Mellon World Index Fund	JNL/Baillie Gifford International Growth Fund
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Advantage International Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Causeway International Value Select Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/GQG Emerging Markets Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Invesco International Growth Fund
JNL/T. Rowe Price Established Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund	Allocation
JNL/WMC Equity Income Fund	JNL/BlackRock Global Allocation Fund
JNL/WMC Value Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL/JPMorgan Global Allocation Fund
JNL/T. Rowe Price Balanced Fund
Sector
JNL/Mellon Communication Services Sector Fund	Alternative Assets
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Mellon Energy Sector Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Mellon Financial Sector Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Mellon Healthcare Sector Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Mellon Industrials Sector Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund

Alternative Strategies
JNL Multi-Manager Alternative Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

1166

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Allocation risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Fixed-income risk
•	Interest rate risk
•	Credit risk
•	Emerging markets and less developed countries risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investment in other investment companies risk
•	Foreign securities risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Commodity risk
•	Currency risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Real estate investment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Short sales risk
•	Temporary defensive positions and large cash positions risk
•	Portfolio turnover risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is a subsidiary

1167

of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

The Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to the Fund and application of the Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

1168

JNL Bond Index Fund

Class I

Investment Objective. The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”). Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities that seek to track the performance and characteristics of the Index that Mellon Investments Corporation (“Mellon” or “Sub-Adviser”) believes to be important, such as Option Adjusted Duration, Maturity, Average Quality Rating, Sector/Industries, and Yield to worst. The Index includes Treasuries, government-related credit, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage backed securities (agency and non-agency). Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. The Index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, the Sub-Adviser utilizes a representative sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the representative sampling approach, the Sub-Adviser selects what it believes is a representative basket of securities in order to track the important risk characteristics of the Index. Given this fixed income index cannot be fully replicated, the Fund uses a representative sampling approach to select bonds that match the important risk characteristics of the Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund’s holdings are rebalanced on a monthly basis to reflect changes in the composition of the Index. The Fund’s rebalancing is typically done by using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks. It does not do so currently to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Interest rate risk
•	Fixed-income risk
•	Passive investment risk
•	U.S. Government securities risk
•	Credit risk
•	Mortgage-related and other asset-backed securities risk
•	Extension risk
•	Tracking error risk
•	Foreign securities risk
•	Index investing risk
•	Portfolio turnover risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1169

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Derivatives risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Prepayment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Nancy G. Rogers, CFA is a Managing Director, Head of Fixed Income Portfolio Management at Mellon. Ms. Rogers joined Mellon in 1987 and is responsible for the management of domestic and international portfolios, including separate, commingled and mutual fund accounts. Prior experience includes management of aggregate, government, credit and custom indices as well as trading, performance measurement and portfolio accounting. Ms. Rogers attained the Chartered Financial Analyst (“CFA”) designation. Ms. Rogers graduated with an M.B.A. from Drexel University, Investments. Ms. Rogers has been in the investment industry and at BNY Mellon affiliates since 1987.

Gregg A. Lee, CFA is Director, Senior Portfolio Manager, Fixed Income at Mellon. He joined Mellon in 1989 as an equity indexing portfolio manager and after just over a year, transferred to the fixed-income department. Mr. Lee is responsible for domestic and international fixed income portfolios. He oversees the MBS/securitized sector and helps with the refinement and implementation of the portfolio management process. Mr. Lee also manages global aggregate portfolios including all components and custom indexes, and fixed income ETFs. Prior experience includes managing and trading domestic and international active fixed-income portfolios with a focus on the Active Core and Core Plus strategies. Mr. Lee graduated with a B.S. from University of California at Davis in Managerial Economics. Mr. Lee has been in the investment industry since 1989. Mr. Lee is a member of the CFA Institute and the CFA Society of San Francisco.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1170

JNL Emerging Markets Index Fund

Class I

Investment Objective. The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Morningstar® Emerging Markets Target Market Exposure Index℠ (Net), which is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the emerging markets equity markets.

Principal Investment Strategies. The Fund seeks to invest under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the Morningstar® Emerging Markets Target Market Exposure Index℠ (Net) (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”). The Index is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Emerging Markets equity markets. Morningstar Indexes classifies Brazil, Chile, Colombia, Mexico, Peru, China, India, Indonesia, South Korea, Malaysia, Pakistan, Philippines, Taiwan, Thailand, Czech Republic, Greece, Hungary, Poland, Russia, Turkey, Egypt, Qatar, South Africa, Saudi Arabia, and United Arab Emirates as Emerging Markets. Morningstar Indexes reviews the market classification annually and consecutively updates the list. Effective at the June 2021 reconstitution, Poland is expected to be reclassified as a developed market.

There is no specific tilt based on region. While the Index will contain securities from China and Russia, their weights are determined solely in accordance with their float market capitalization. As of December 31, 2020, total percentage weight of securities from China was 38.79% and that from Russia was 2.69%.

The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,416 constituents and the full market capitalization range was $204.61 million to $1,865.87 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that comprise the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, and emerging markets generally have less diverse and less mature economic structures, as well as less stable political systems, than those of developed countries. Because the Fund seeks to track an index comprised of foreign securities, it may be more susceptible to such risks than a Fund that seeks to track an index comprised of domestic securities.

The Fund will generally give the same weight to a given security as the Index does. However, when Mellon Investments Corporation (“Sub-Adviser”) believes it is in the best interest of the Fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the Sub-Adviser may cause the Fund’s weighting of a security to be more or less than the Index’s weighting of the security. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or buy securities that are not yet represented in the Index in anticipation of their addition to the Index. The Fund does not hedge its exposure to foreign currencies. However, the Fund may use forward contracts to lock-in exchange rates for portfolio securities that are purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

When attempting to replicate the Index, portfolio turnover is typically limited to what the index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund stays aligned with the Index automatically with the change in share price, due to the close similarity between the holdings of the Index and those of the Fund. The Fund will rebalance when the Index rebalances.

In the event that all the securities comprising the Index cannot be purchased, the Fund may purchase a representative sample of securities from each economic sector included in the Index in proportion to the weighting in the Index. To the extent that the Fund seeks to replicate the Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets and changes in the composition of the Index.

1171

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

In addition, the Fund may also invest in exchange-traded funds (“ETFs”). ETFs may be used in the Fund to invest cash until such time as the Fund purchases local securities. ETFs may also be used to gain exposure to local markets that may be closed, or that are expensive or difficult to trade in local shares.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Emerging markets and less developed countries risk
•	Foreign securities risk
•	Equity securities risk
•	Currency risk
•	Market risk
•	Passive investment risk
•	China risk
•	Russia investment risk
•	Foreign regulatory risk
•	Liquidity risk

•	Concentration risk
•	Counterparty risk
•	Depositary receipts risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Forward and futures contract risk
•	Index investing risk
•	Tracking error risk
•	Clearance and settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Portfolio turnover risk
•	Redemption risk

1172

•	Regulatory investment limits risk
•	Securities lending risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1173

JNL International Index Fund

Class I

Investment Objective. The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure Index℠ (Net) (“Index”) to provide long-term capital growth by investing in international equity securities.

Principal Investment Strategies. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Fund seeks to track the performance and characteristics of the Index, a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets. As of December 31, 2020, the Index included equities listed in Austria, Australia, Belgium, Switzerland, Germany, Denmark, Spain, Finland, France, Great Britain, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, New Zealand, Portugal, Sweden, Singapore, and the U.S. (the sole current U.S. holding is a British entity listed in the U.S.).

The Index is reconstituted semiannually and implemented after the close of business on the third Friday of June and December and is effective the following Monday. The Index is rebalanced quarterly and implemented after the close of business on the third Friday of March, June, September, and December and is effective the following Monday.

As of December 31, 2020, the Index had 1,013 constituents and the full market capitalization range was $395.74 million to $339.8 billion. The number of securities is not fixed and can vary from reconstitution to reconstitution.

To the extent that the Fund seeks to replicate the Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Index may be anticipated in both rising and falling markets.

To implement this strategy, the Fund may invest up to 50% of its net asset value in financial futures, a type of derivative, to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stoxx, Topix, FTSE, etc.) and/or Index futures contracts. In addition, the Fund may use foreign currency forward contracts, a type of derivative, to maintain the approximate currency exposure of the Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the Index.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Foreign securities risk
•	Equity securities risk
•	Foreign regulatory risk
•	License termination risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Financial services risk
•	Forward and futures contract risk
•	Index investing risk
•	Passive investment risk
•	Tracking error risk
•	Asian investment risk
•	Currency risk
•	European investment risk
•	Market risk

1174

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The Morningstar Developed Markets Ex North America Target Market Exposure Index (Net). The Index is comprised of stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Morningstar Developed Markets ex-North America Target Market Exposure Index is a rule-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

1175

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1176

JNL Mid Cap Index Fund

Class I

Investment Objective. The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the S&P MidCap 400 Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index. As of December 31, 2020, the market capitalization range of the S&P MidCap 400 Index is $1.17 billion to $22.17 billion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term.

When attempting to replicate a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of securities from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index. To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in exchange-traded funds (“ETFs”) and cash to maintain correlation of its index, to assist with fund re-balances, and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in S&P 400 Index futures contracts.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Mid-capitalization investing risk
•	License termination risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Financial services risk
•	Index investing risk
•	Large-capitalization investing risk
•	Passive investment risk
•	Tracking error risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

1177

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.) The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Market risk
•	Redemption risk
•	Portfolio turnover risk
•	Securities lending risk
•	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

1178

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1179

JNL Small Cap Index Fund

Class I

Investment Objective. The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the S&P SmallCap 600 Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the S&P SmallCap 600 Index. The S&P SmallCap 600 Index is a quarterly-rebalanced, float-adjusted market cap weighted index comprised of approximately 600 U.S. common equities and REITs that meet the index provider’s criteria for market capitalization, public float, financial viability, liquidity, price reasonableness, and sector representation. The S&P SmallCap 600 Index may invest across all GICS sectors and may include investments in financial services companies.

The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P SmallCap 600 Index through representative sampling. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P SmallCap 600 Index by investing all or substantially all of its assets in the stocks that make up the S&P SmallCap 600 Index. As of December 31, 2020, the market capitalization range for the S&P SmallCap 600 Index was $146.42 million to $6.33 billion.

When attempting to replicate a capitalization-weighted index such as the S&P SmallCap 600 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P SmallCap 600 Index cannot be purchased, the Fund may purchase a representative sample of securities from each economic sector included in the S&P SmallCap 600 Index in proportion to the weighting in S&P SmallCap 600 Index. To the extent that the Fund seeks to replicate the S&P SmallCap 600 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P SmallCap 600 Index may be anticipated in both rising and falling markets. The Fund’s ability to achieve significant correlation between the Fund and S&P SmallCap 600 Index performance may be affected by changes in securities markets and changes in the composition of the S&P SmallCap 600 Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a quarterly basis to reflect changes in the composition of the S&P SmallCap 600 Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund may hold up to 25% of its value in S&P SmallCap 600 Index futures contracts. The Fund may lend its securities to increase its income.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As an indexed portfolio, the Fund may not achieve its investment objective for a variety of reasons, the inability to purchase certain securities in the index, including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or country specific factors that would prevent the Fund from achieving its investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Small-capitalization investing risk
•	License termination risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Financial services risk
•	Index investing risk
•	Market risk
•	Passive investment risk
•	Securities lending risk
•	Tracking error risk

1180

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). S&P® SmallCap 600 Index. The S&P SmallCap 600® Index is a market cap-weighted index that captures and measures the performance of 600 small size companies in U.S. with a market capitalization of $146.42 million to $6.33 billion, reflecting this market segment’s distinctive risk and return characteristics. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable as this segment of the market is typically known for less liquidity and potentially less financial stability than large caps.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

1181

The Sub-Adviser and Portfolio Management.

Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”). Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Fund since its inception.

Marlene Walker Smith is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

1182

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Mr. Durante, Ms. Walker Smith, Mr. France, Mr. Frysinger, Ms. Sheremeta and Mr. Stoll review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds and each has the authority to approve transactions to the Fund.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2020.

1183

Master-Feeder Structure

Each of JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, and JNL/American Funds Washington Mutual Investors Fund (the “AF Feeder Funds”) and JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and JNL/Mellon Small Cap Index Fund (each a “JNL Mellon Feeder Fund,” and collectively, the “JNL Mellon Feeder Funds”) operates as a “feeder fund” (each of the AF Feeder Funds and JNL Mellon Feeder Funds are referred to herein as a “Feeder Fund” and, collectively, as the “Feeder Funds”). A “feeder fund” is a fund that does not buy investment securities directly; instead, each feeder fund invests in a single registered investment company referred to as a “master fund.” The master fund purchases and manages a pool of investment securities. Each Feeder Fund’s investment objective and restrictions are the same as its corresponding master fund. Each master fund of the AF Feeder Funds is a series of the American Funds Insurance Series® (“AFIS” or “AF Master Funds”). Each master fund of the JNL Mellon Feeder Funds is a series of the Trust (“JNL Mellon Master Funds”) (each of the AF Master Funds and JNL Mellon Master Funds is referred to herein as a “Master Fund,” and collectively, as the “Master Funds”). This structure differs from the other Funds of the Trust and from other investment companies that invest directly in securities and are actively managed.

Each Feeder Fund bears its own operating expenses as well as its pro rata share of its corresponding Master Fund’s fees and expenses. Because each Feeder Fund invests all or substantially all of its assets in a Master Fund, its shareholders will bear the fees and expenses of both the Feeder Fund and the Master Fund in which it invests. Thus, the Feeder Fund’s expenses could be higher than those of mutual funds that invest directly in securities. Each Master Fund may have other shareholders, each of whom, like each Feeder Fund, will pay their proportionate share of the Master Fund’s expenses. Each Master Fund may also have shareholders that are not Feeder Funds, but are separate accounts of insurance companies or qualified retirement plans. The expenses and, correspondingly, the returns of the other shareholders of the Master Funds may differ from those of the Feeder Funds. The Master Funds pay distributions to each Master Fund shareholder, including the Feeder Funds. Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund and other shareholders, including the applicable Feeder Fund.

Under the master/feeder structure, each Feeder Fund may withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interest of the Feeder Fund and its shareholders to do so. The Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution. A Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash. The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity, having JNAM manage the Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of each Feeder Fund’s assets in its corresponding Master Fund is not a fundamental investment policy of any Feeder Fund and a shareholder vote is not required for any Feeder Fund to withdraw its investment from its corresponding Master Fund.

Each AF Feeder Fund’s master fund is listed below:

JNL Series Trust Feeder Fund	American Funds Master Fund
JNL/American Funds Balanced Fund	Asset Allocation Fund (Class 1 shares)
JNL/American Funds Bond Fund of America Fund	The Bond Fund of America Fund (Class 1 shares)
JNL/American Funds Capital Income Builder Fund	Capital Income Builder Fund (Class 1 shares)
JNL/American Funds Capital World Bond Fund	Capital World Bond Fund (Class 1 shares)
JNL/American Funds Global Growth Fund	Global Growth Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth Fund	Growth Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)
JNL/American Funds Washington Mutual Investors Fund	Washington Mutual Investors Fund (Class 1 shares)

1184

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the AF Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the AF Master Funds’ prospectus. The summary prospectus for each AF Master Fund is delivered together with this prospectus. To obtain a copy of the statutory prospectus for each AF Master Fund, you may go to www.capitalgroup.com/afis, call 1-800-421-9900 ext. 65413, or write to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the AF Master Fund’s prospectus and in the AF Master Fund’s semi-annual and annual report available upon request at 1-800-873-5654.

Each JNL Mellon Feeder Fund’s master fund is listed below:

JNL Mellon Feeder Fund	JNL Mellon Master Fund
JNL/Mellon Bond Index Fund	JNL Bond Index Fund
JNL/Mellon Emerging Markets Index Fund	JNL Emerging Markets Index Fund
JNL/Mellon International Index Fund	JNL International Index Fund
JNL/Mellon Small Cap Index Fund	JNL Small Cap Index Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL Mid Cap Index Fund

1185

More About the Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings made for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in other registered investment companies and unit investment trusts that are within or outside the same group of investment companies. A Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are funds managed by the Trust’s investment adviser or its affiliates. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions. The Sub-Advisers may execute transactions in a manner to cause the least disruption to the Fund when attempting to bring the Fund into compliance with such restrictions, which could affect performance.

Performance. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance, see the Prospectus for the insurance contract.

Temporary Defensive Positions and Large Cash Positions. In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, or during a rebalance period, a Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. A Fund reserves the right to invest without limitation in such instruments. During periods in which a Fund employs such a temporary defensive strategy or holds large cash positions, a Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of a Fund’s portfolio and may affect a Fund’s performance.

Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Funds (Other than Principal Risks). It usually will be impossible for the Funds sub-advised by Mellon Investments Corporation (“JNL/Mellon Funds”) to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/Mellon Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser attempts to maintain, to the extent practicable, a small cash position, ordinarily not more than 5% of net assets at all times. Normally, the only cash items held by the JNL/Mellon Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds’ portfolios.

Section 817(h) of the Internal Revenue Code provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accordance with regulations issued thereunder. To be adequately diversified under current regulations, a Fund must have: (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments; (c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/Mellon Fund’s investment strategy to the extent necessary to maintain compliance with these requirements, and, with respect to the Regulated Investment Company Funds (as defined below), to maintain compliance with the diversification requirements applicable to regulated investment companies under the Internal Revenue Code.

Restrictions on the Use of Futures Contracts. Rule 4.5 under the Commodity Exchange Act (“CEA”) permits the advisers of registered investment companies to rely on an exclusion from registration under the CEA as a commodity pool operator (“CPO”). Among other conditions, under amended Rule 4.5, the adviser to a registered investment company can claim exclusion from registration as a CPO only if the fund uses commodity interests solely for “bona fide hedging purposes,” or limits its use of commodity interests for non-bona fide hedging purposes to certain minimal amounts.

1186

With respect to each Fund of the Trust, other than JNL Multi-Manager Alternative Fund and JNL/Neuberger Berman Commodity Strategy Fund, JNAM has filed with the NFA a notice claiming an exclusion from the definition of the term “commodity pool operator” under the CEA (the “exclusion”). Accordingly, JNAM is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to these Funds. To remain eligible for the exclusion, each of these Funds will be limited in its ability to use certain instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that such a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, JNAM may be required to act in a registered CPO capacity with respect to that Fund. JNAM’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level of the Fund’s investment in commodity interests, the purposes of such investments, and the manner in which the Fund holds out its use of commodity interests. The ability of each Fund other than JNL Multi-Manager Alternative Fund and JNL/Neuberger Berman Commodity Strategy Fund to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indices and interest rates) may be limited by JNAM’s intention to operate the Fund in a manner that would permit JNAM to continue to claim the exclusion, which may adversely affect the Fund’s total return.

For Each of the JNL/Mellon Sub-Advised Funds (excluding the JNL/Goldman Sachs 4 Fund co-Sub-Advised Fund and JNL/Goldman Sachs Managed Funds). The Sub-Adviser is a subsidiary of The Bank of New York Mellon Corporation, the owner of a number of asset managers and a diversified global financial institution. Through this ownership structure and through other entities owned by the Sub-Adviser’s direct and indirect owners, the Sub-Adviser has various financial industry affiliations. As a result of the business activities of the Sub-Adviser and its affiliates, the Sub-Adviser may be prohibited or limited from effecting transactions on behalf of the Fund due to rules in the marketplace in which the Sub-Adviser trades, foreign laws or the Sub-Adviser’s own policies and procedures. By way of illustration only, in certain cases, the Sub-Adviser may face trading limitations or prohibitions because of aggregation issues due to its relationships with affiliated investment advisory firms, position limits imposed by regulators or foreign laws such as mandatory takeover offer requirements (which it will need to avoid). However, if the Sub-Adviser cannot invest in a security directly, the Fund may, instead, invest in the relevant American Depositary Receipt (ADR). In any case, the Fund may invest in securities of affiliates of the Fund and the Sub-Adviser to the extent permissible under applicable U.S. laws and regulations and exemptions granted by the SEC.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities. The rebalance of certain of the Funds on a periodic basis may also increase portfolio turnover.

Derivatives Risk – Asset Segregation. As an open-end investment company registered with the SEC, a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and CFTC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” on its books (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or CFTC staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required or otherwise able to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. Futures contracts and forward contracts that settle physically will be treated as cash settled for asset segregation purposes when the Fund has entered into a contractual arrangement with a third-party futures commission merchant or other counterparty to off-set the Fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to counterparty. The use of leverage involves certain risks. See below for Leverage risk. A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in governing law, rules, interpretations, CFTC or CFTC staff positions, or SEC or SEC staff positions.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties. These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements. In such transactions, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open purchases and derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken. In such situations, the Funds set aside liquid assets on either of two bases. Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contract’s full notional value. Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i.e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value. In the latter situation, a Fund may employ leverage to a greater extent than under the former situation. Futures contracts and forward contracts that settle physically will be treated as cash settled for asset segregation purposes when the Fund has entered into a contractual arrangement with a third-party futures commission merchant or other counterparty to off-set the Fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty. Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, or SEC or CFTC staff positions.

1187

Investments in Private Companies. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. Securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Generally, these investments are considered to be illiquid until a company’s public offering. As such, no Fund may invest in any equity or equity-related securities issued by a private company, unless approved by JNAM. For a Fund that invested in equity or equity-related securities issued by a private company before December 9, 2015, the Fund’s sub-adviser is allowed to continue to hold or sell that security, and in limited circumstances, subject to certain funding commitments, may acquire additional issuances of existing private equity securities. Private equity investments are subject to its sub-advisory agreement, the policies and procedures for the Fund, and the oversight of JNAM.

Commodities Tax Risk. In order for a Fund (or if a Fund is a partnership for federal income tax purposes, certain mutual funds that invest in such Fund) to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from “qualifying income,” which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute “qualifying income” to a RIC. If the IRS publishes an adverse determination relating to the treatment of such income and gain, certain Funds that invest directly or indirectly in commodity-linked derivative instruments would likely need to significantly change their investment strategies in order to qualify as a RIC under the Internal Revenue Code.

Dodd-Frank (Regulatory) Risk. The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) made a number of changes to the regulatory framework in the financial services industry, including regulations applicable to banks, insurance companies, and other firms. The Dodd-Frank Act also made a number of regulatory changes to the oversight and treatment of various investments, in particular, derivatives. The impact of these regulatory changes will be felt across industries for a number of years and will impact the Funds’ investments and the administration of the Funds. Instruments in which the Funds invest may incur increased regulatory compliance costs, and could be subject to regulatory action. The Funds may incur Dodd-Frank regulatory compliance costs, which could impact performance.

Lending of Portfolio Securities. A Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. Government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market-type investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value. There is also a risk that securities on loan will not be recalled in a timely manner to facilitate proxy voting.

Cash and Cash Equivalents. The Funds may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, time deposits, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. Government, its agencies or instrumentalities (including U.S. treasury bills) that mature, or may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

Cash Position. The Funds may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds. For temporary, defensive purposes, and where purchases and redemptions (cash-flows) require a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, rebalances, and serves as a short-term defense during periods of unusual market volatility.

Market Events. Turmoil in domestic and international markets may cause extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In response, governments throughout the world may respond with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. Failure to implement or an unexpected or quick reversal of such policies could increase volatility in the equity and debt markets.

1188

Natural Disasters and Adverse Weather Conditions. Certain areas of the world historically have been prone to major natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which a Fund invests to conduct their businesses in the manner normally conducted. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Sanctions Risk. From time-to-time, the U.S. Government or other governments may place “sanctions” on a country. Such sanctions may include limitations on transactions in a country, such as the purchase or sale of products or services in that country. Sanctions also may include limitations on the movement of cash and securities to and from a sanctioned country, or may limit investments in a sanctioned country. When sanctions are placed on a country, a Fund may experience limitations on its investments, including the inability to dispose of securities in that country, the inability to settle securities transactions in that country, and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk, and currency risk. The Fund could lose money investing in a country that is later sanctioned by the U.S. Government or other governments.

Technology Disruptions. Markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon the performance of the Funds. Such circumstances may adversely impact the Funds’ operations or the performance of the Fund’s investments in a single issuer, a group of issuers, or the market at-large. For example, cyber attacks on the Funds’ adviser, sub-advisers, and/or other service providers could cause business failures or delays in daily operations, and the Funds may not be able to process shareholder transactions or calculate a net asset value (“NAV”) per share. Cyber attacks also could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber attacks also may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Funds’ investments and performance. In certain cases, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

Legislation and Regulatory Activities. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the shares of the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

Description of Indices. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Series Trust or the investment adviser a license to use their respective indices. Except as previously described for the JNL/Mellon Sector Funds, JNL/Mellon DowSM Index Fund, and JNL/Mellon Nasdaq® 100 Index Fund, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below. For additional information, please refer to Appendix A.

The Dow Jones Industrial Average. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

The S&P 500® Index. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500® Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500® Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock’s weight in the Index proportionate to its market value.

The Nasdaq-100 Index. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

1189

S&P® Midcap 400 Index. The S&P MidCap 400 index is a market-capitalization-weighted index that captures and measures the performance of 400 mid-sized companies in the U.S. with a market capitalization of $1.17 billion to $22.17 billion, reflecting this market segment’s distinctive risk and return characteristics. Mid-capitalization exposure generally captures a phase in the typical corporate life cycle in which firms have successfully navigated the challenges specific to small companies. At the same time, mid capitalizations tend to be quite dynamic and not so large that continued growth is unattainable. As a result, the mid-capitalization segment may offer aspects of the markets not covered by the large- and small-capitalization worlds.

S&P® SmallCap 600 Index. The S&P SmallCap 600® is a market capitalization-weighted index that captures and measures the performance of 600 small size companies in U.S. with a market capitalization of $146.42 million to $6.33 billion, reflecting this market segment’s distinctive risk and return characteristics. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable as this segment of the market is typically known for less liquidity and potentially less financial stability than large capitalizations.

Morningstar® Developed Markets Target Market Exposure IndexSM. The Morningstar Developed Markets Target Market Exposure Index is a rules based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar Developed Markets ex-North America Target Market Exposure Index. The Morningstar Developed Markets ex-North America Target Market Exposure Index is a rules based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar Emerging Markets Target Exposure Index. The Morningstar Emerging Markets Target Market Exposure Index is a rules based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Emerging Markets equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar PitchBook Developed Markets Listed Private Equity Index. The Morningstar® PitchBook Developed Markets Listed Private Equity Index tracks the performance of public companies with significant private equity exposure, listed in developed markets countries.

Morningstar US Communications Service Index. The Morningstar US Communications Service Index measures the performance of U.S. companies that provide communication services using fixed-line networks or those that provide wireless access and services. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Consumer Cyclical Index. The Morningstar US Consumer Cyclical Index measures the performance of retail stores, auto & auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Consumer Defensive Index. The Morningstar US Consumer Defensive Index measures the performance of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Energy Index. The Morningstar US Energy Index measures the performance of U.S. companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Financial Services Index. The Morningstar US Financial Services Index measures the performance of companies that provide financial services which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Healthcare Index. The Morningstar US Healthcare Index measures the performance of companies of biotechnology, pharmaceuticals, research services, home healthcare, hospitals, long-term care facilities, and medical equipment and supplies. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Industrials Index. The Morningstar US Industrials Index measures the performance of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companied engaged in transportations and logistic services. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Technology Index. The Morningstar US Technology Index measures the performance of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services. Also includes companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria

1190

Morningstar US Basic Materials Index. The Morningstar US Basics Materials Index measures the performance of companies that manufacturer chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Real Estate TR Index. The Morningstar US Real Estate TR Index measures the performance of mortgage companies, property management companies, and REITs in the United States. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Utilities TR Index. The Morningstar US Utilities TR Index measures the performance of electric, gas, and water utilities. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Benchmarks. Listed below are the primary benchmarks, and secondary benchmarks, if applicable, for each Fund that has completed less than one full calendar year of operations and thus does not show performance information above.

Name	Primary Benchmark	Secondary Benchmark(s) (if applicable)
JNL/American Funds Bond Fund of America Fund	Bloomberg Barclays U.S. Aggregate Index	Not Applicable
JNL/Baillie Gifford U.S. Equity Growth Fund	S&P 500 Index	Not Applicable
JNL/Lord Abbett Short Duration Income Fund	ICE BofAML 1-3 Year U.S. Corporate Index	Not Applicable
JNL/Morningstar PitchBook Listed Private Equity Index Fund	Morningstar PitchBook Listed Private Equity Index	MSCI World (Net) Index
JNL Bond Index Fund	Bloomberg Barclays U.S. Aggregate Index	Not Applicable
JNL Emerging Markets Index Fund	Morningstar Emerging Markets Target Market Exposure (Net) Index	Not Applicable
JNL International Index Fund	Morningstar Developed Markets ex-North America Target Market Exposure (Net) Index	Not Applicable
JNL Mid Cap Index Fund	S&P 400 MidCap Index	Not Applicable
JNL Small Cap Index Fund	S&P SmallCap 600 Index	Not Applicable

1191

Glossary of Risks

The following risks may apply to the Funds and/or Master Funds. Please consult the Fund’s Summary Prospectus and Statutory Prospectus to identify the risks associated with a particular Fund.

Accounting risk – The Fund makes investment decisions, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and investment manager’s ability to select an appropriate mix of asset classes. The Fund is subject to the risk of changes in market, investment, and economic conditions, as well as the selection and percentages of allocations.

Asia ex-Japan concentration risk – If a Fund concentrates its investments within Asia ex-Japan countries, the Fund’s performance is expected to be closely tied to social, political and economic conditions within Asian countries, excluding Japan, and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are generally characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, geopolitical and territorial issues, currency fluctuations, less developed legal systems and less efficient markets. Adverse developments in one country can affect the entire region. Numerous elements of the auditing and reporting standards may not provide the same shareholder protection or information as those in developed countries.

Some developing Asian countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities, such as the Fund. There can be no assurance that the Fund will be able to obtain required governmental approvals, to the extent necessary, in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to the Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities. In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables. Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation. There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets. For an example of such special risks, please refer to “Sector risk - Precious metals-related securities risk.”

Banking industry investment risk – Investment in securities issued by banks may be affected by factors influencing the health and performance of the banking industry. These factors may include, among others, economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. Bank securities typically are not insured by the U.S. Government, foreign governments, or their agencies. Bank securities that do not represent deposits have lower priority in the bank’s capital structure than those securities comprised of deposits. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Borrowing risk – Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing will typically cause a Fund to segregate (cover) assets sufficient to cover 300% of any amounts borrowed. Borrowing may cause the Fund to increase its cash position and/or liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

China risk – The value of a Fund’s investments in Chinese securities will be impacted by the economic, political, diplomatic, and social conditions within China. China is generally considered an emerging market country and investments in Chinese securities carry the risks associated with emerging markets, as well as risks particular to the region. China may be subject to considerable degrees of economic, political and social instability. The economies, industries, and securities and currency markets of China may be adversely affected by slow economic activity worldwide, protectionist trade policies, dependence on exports and international trade, currency devaluations and other currency exchange rate fluctuations, restrictions on monetary repatriation, increasing competition from Asia’s low-cost emerging economies, environmental events and natural disasters that may occur in China, and military conflicts either in response to social unrest or with other countries. In addition, the tax laws and regulations in mainland China are subject to change, possibly with retroactive effect. Over the last few decades, the Chinese government has undertaken reform of economic and market

1192

practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Investments in Chinese issuers may be subject to the risk of expropriation and nationalization. The Chinese government may also impose capital controls, which could adversely affect a Fund, its ability to repatriate its investments and the value of the Fund’s investments. In addition, the Chinese government may intervene in currency markets, which could cause its currency, and therefore the value of the Fund’s investments in China, to depreciate. The Chinese economy is heavily reliant upon trade and export growth. Reduction in spending on Chinese products and services; further increases in trade restrictions, such as those resulting from the US-China trade dispute, or even the threat thereof; or a downturn in any of the economies of China’s key trading partners may negatively affect the Chinese economy and its issuers.

On November 12, 2020, the President of the United States issued an Executive Order (the “Order”) to prohibit, beginning January 11, 2021, U.S. persons (which include the Funds) from transacting in certain securities and derivatives of publicly traded securities of 31 companies designated as a “Communist Chinese military company” (collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, “CCMC Securities”) by the U.S. Department of Defense (the “DOD”) or the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”), unless such transactions are for purposes of divestment and occur through November 11, 2021. In the weeks following the issuance of the Order, the DOD designated additional companies as CCMCs. Also subsequent to issuance of the Order, OFAC extended the effective date of the trading ban from January 11, 2021 to January 28, 2021. In addition, U.S. persons also are prohibited from transacting in newly designated CCMC Securities 60 days after such designation. As clarified by an amendment to the Order dated January 13, 2021, and subsequent guidance from OFAC, U.S. persons may divest their holdings in the 31 CCMCs initially designated at any time through November 11, 2021 (and have 365 days from date of designation to divest their holdings in other CCMCs).

A Fund’s holdings in CCMC Securities may adversely impact the Fund’s performance. The extent of any impact will depend on future developments, including the Fund’s ability to sell CCMC Securities, valuation of CCMC Securities, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain.

China and India country specific risks – Investments in equity and equity-related securities in the Greater China region and India will expose the Fund to that country’s market, currency, and other risks, including volatility and structural risks. Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, currency fluctuations, and social instability. As a result, investments in the Greater China region and India may be volatile.

Clearance and settlement risk – Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned. A Fund’s inability to make intended security purchases due to clearance and settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to a Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, liability to the purchaser. This risk may be magnified in emerging markets because settlement systems may be less organized, creating a risk that settlements may be delayed or lost because of failures or defects in such systems.

Collateralized debt obligations risk – Collateralized debt obligations (“CDOs”) are subject to credit, interest rate, valuation, prepayment and extension risks. In addition, CDOs carry additional risks including but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment returns achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Commercial mortgage-backed securities risk – Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

1193

Commodities regulatory risk – Commodity-related operating companies typically are subject to significant foreign, federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide.

Commodity markets are subject to comprehensive statutes and regulations promulgated by the Commodity Futures Trading Commission (“CFTC”) and self-regulatory organizations, such as the NFA. Among other things, the CFTC and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. The regulation of commodity transactions in the U.S. is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. In addition, U.S. and various foreign national governments have expressed concern regarding the disruptive effects of speculative trading in the currency markets and the need to regulate the derivatives markets in general. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund and/or may impact the Fund’s ability to invest in commodity-linked derivatives.

In order for a Fund (or, if a Fund is a partnership for federal income tax purposes, certain mutual funds that invest in such Fund) to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute qualifying income to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If the IRS publishes an adverse determination relating to the treatment of such income and gain, certain Funds that invest directly or indirectly in commodity-linked derivatives would likely need to significantly change their investment strategies in order to qualify as a RIC under the Code.

For Funds that have a wholly owned subsidiary, organized under the laws of the Cayman Islands, that invests in commodity-related instruments, under recently finalized regulations income and gain such Funds derive from the subsidiary constitute “qualifying income” to the extent such net income is either (i) currently and timely distributed to the Fund or (ii) derived with respect to the Fund’s business of investing in stock, securities or other currencies.

If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income, and the Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment. If a Fund is a partnership for federal income tax purposes, income of the Fund will be treated as qualifying income in the hands of RICs that invest in the Fund only to the extent such income is attributable to items of income of the Fund which would be qualifying income if realized directly by the RIC.

Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and commodity-exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. The effect of future regulations affecting commodity-related industries cannot be predicted. Because of a Fund’s exposure to the commodities market, the value of the Fund may decline and fluctuate in a rapid and unpredictable manner.

Commodity ETF risk – In addition to the risks described under “exchange-traded funds investing risk,” the value of the Fund’s investment in ETFs that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

1194

Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract, or a commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that such market will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time, the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

Commodity-linked notes risk – Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and derivatives risk, they may be subject to additional risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. There may be a change in the tax treatment of commodity-linked notes, which could impact the Fund’s use of commodity-linked notes in the implementation of its investment strategy. The Fund could lose money investing in commodity-linked notes.

Company risk – Investments in U.S. and foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition. For example, poor earnings performance of a company may result in a decline of its stock price.

Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Industry

Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their stock may react similarly and move in unison with these and other market conditions. As a result, stocks within a certain industry in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Geographic

To the extent that the Fund has a significant level of investment in issuers in particular countries or regions, the Fund’s performance is expected to be closely tied to social, political and economic conditions within those countries or regions and to be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain regions are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events. Such events may have a negative impact on the value of the Fund’s investments in those regions.

Security

The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Consumer discretionary risk – An investment in issuers in the consumer discretionary sector of the market may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.

1195

Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and the conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. A convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock, since it derives a portion of its value from the common stock into which it may be converted. In addition, because companies that issue convertible securities are often small- or mid-capitalization companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Convertible securities normally are “junior” securities, which means that an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling such securities. It may take longer than seven days for transactions in loans to settle. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. Certain loans may be classified as “illiquid” securities.

Due to restrictions on transfers in loan agreements and the nature of private syndication of loans, some loans are not as easily purchased or sold as publicly traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at the price at which the Fund has valued the loan. In addition, compared to public securities, purchases and sales of loans generally take longer to settle. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow to meet its short-term liquidity needs. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Bank loans may not be considered securities under the federal securities laws and accordingly, may offer less legal protection in the event of fraud or misrepresentation in connection with the purchase or sale of such instruments. Instead, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

Bank loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.

A Sub-Adviser may take steps to ensure that it does not receive material nonpublic information about the issuers of loans who also issue (directly or through a related entity) publicly traded securities. In that circumstance, a Sub-Adviser may have less information than other investors about certain of the loans in which it invests or seeks to invest. This may place the Fund at a disadvantage relative to other investors in loans.

A lead bank or other financial institution will often act as agent for all holders of a particular corporate loan. The agent administers the terms of the loan, as specified in the loan agreement. Unless a holder of the corporate loan, such as the Fund, has direct recourse against the borrower, the holder may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. The agent may also be responsible for distributing income from the corporate loan and, as a result, holders of the loan might incur certain costs and delays in realizing payment on the loan and could suffer a loss of principal or interest. In addition, investments in corporate loans may expose the holders of the corporate loan, including the Fund, to the credit risk of both the financial institution and the underlying borrower. In the event of the insolvency of an agent bank, a corporate loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations and processing draws).

Certain corporate loans may be issued in connection with highly leveraged transactions, including leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.

1196

Some loans may be “covenant lite” loans which do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.

If a Fund invests in a loan via participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and in certain circumstances, such entity’s credit risk) in addition to the exposure the Fund has to the creditworthiness of the borrower.

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Credit risk – The price of a debt security can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. When a fixed-income security is not rated, the Fund’s investment manager may have to assess the risk of the security itself. The Fund may incur substantial losses on debt

1197

securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. In addition, to the extent the Fund invests in municipal bonds, they are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Currency transaction risk – Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts may not be guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the CFTC nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

Custody risk – The Fund may invest in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries may limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Custody risk is heightened in countries with less developed securities markets.

Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund. See the “Technology Disruptions” section in this Prospectus.

Cyclical opportunities risk –The Fund may invest in stocks of a company in an effort to take tactical advantage of an anticipated event in that company’s business cycle which evidences growth potential, short-term market movements or changes affecting particular issuers or industries. If the anticipated event does not occur, the value of the stock could fall, which in turn could depress the Fund’s share prices. Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations, which can result in losses for the Fund.

Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate. Governmental efforts to reform rating agencies and the use of credit ratings in the marketplace may impact a Fund’s investments or investment process.

Depositary receipts risk – Investments in securities of foreign companies in the form of American depositary receipts (“ADRs”), Global depositary receipts (“GDRs”), and European depositary receipts (“EDRs”) are subject to certain risks. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. A Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. A Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

1198

Depositary receipts may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent the Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis, as the issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the U.S.

Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-

1199

based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as certain swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Distressed debt risk – Certain Funds may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that a Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale and may be subject to liquidity risk.

Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative. Distressed securities may be subject to limitations on resale and may be subject to liquidity risk.

Dividend-paying stock risk – Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by an account reduce or stop paying dividends, the account’s ability to generate income may be adversely affected.

Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. There may be government policies that restrict investment by foreigners, greater government influence over the private sector, and a higher risk of a government taking private property in emerging and less developed countries. Moreover, economies of emerging market countries may be dependent upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

Underdeveloped securities exchanges and low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. A fund may not be able to sell such securities in a timely manner, and may receive less than the currently available market price when selling such emerging market securities. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures, which could result in ownership registration being completely lost. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets. Loss may also result from the imposition of

1200

exchange controls, confiscations and other government restrictions, including confiscatory taxes on investment proceeds and other restrictions on the ability of foreign investors to withdraw their money at will, or from problems in security registration or settlement and custody. Investments in, or exposure to, emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth. The Fund will also be subject to the risk of negative foreign currency rate fluctuations. Investments in, or exposure to, emerging market securities tend to be more volatile than investments in developed countries.

Frontier market countries are emerging market countries that are considered to have the smallest, least mature and least liquid securities markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Equity-linked notes (ELNs) risk – Investing in investment funds may be more costly to the Fund than if the Fund had invested in the underlying securities directly. ELNs may not perform as expected and could cause the Fund to realize significant losses including its entire principal investment. Other risks include counterparty risk, liquidity risk and imperfect correlation between ELNs and the underlying securities.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

ESG (Environmental, Social & Governance) investment strategy risk – The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.

European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities generally. In addition, investing in Europe poses some unique risks. Europe includes both developed and emerging markets and investments by a Fund will be subject to the risks associated with investments in such markets. Most developed countries in Western Europe are members of the European Union (“EU”) and many are also members of the European Economic and Monetary Union (“EMU”). The EU is an economic and political union of most western European countries and a growing number of eastern European countries. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the EMU, which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”). Performance is expected to be closely tied to social, political, security, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.

The global economic crisis of the past several years has caused severe financial difficulties for many EU countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. Failure by one or more EU countries to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of

1201

the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

Additionally, the United Kingdom’s withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. There may also be similar Brexit movements in other EU countries, which could impact the economic, security, and political fabric of the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

Exchange-traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. During periods of market volatility, there may be delays in the pricing of ETFs, and ETF exchange-traded prices may also be subject to volatility, which could cause the Fund to lose money.

Exchange-traded note risk – The value of an exchange-traded note (“ETN”) may be influenced by maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, which may cause the value of those securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

1202

Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework; (ii) interest rate changes that may negatively affect financial service businesses; (iii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iv) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (v) the risk that a market shock or other unexpected market, economic, political, regulatory, public health or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Longer maturity fixed-income securities may be subject to greater price fluctuations than shorter maturity fixed-income securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default. The Fund may be subject to a greater risk of rising interest rates in periods of historically low rates.

Foreign exchange and currency derivatives trading risk – The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund. The trading of foreign currencies directly generates risks separate from those associated with inactive or indirect exposures to non-U.S. dollar denominated instruments and currency derivative instruments. Specifically, the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-U.S. dollar-denominated assets.

Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.

Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance. In addition, foreign regulatory requirements may increase the cost of transactions in certain countries, and may increase Fund legal and compliance costs.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular. Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

Forward and futures contract risk – The successful use of forward and futures contracts draws upon the investment manager’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

1203

Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Depending upon currency movements, this strategy can have the effect of reducing returns and minimizing opportunities for gain.

Frontier market countries risk – Frontier market countries generally have smaller economies and less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Governments of many frontier market countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of the Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests, (“sensitive industries”).

Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns.

Banks in frontier market countries used to hold the Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the settlement systems.

Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, anything environment-related, and health care are subject to increased regulatory requirements. There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements. Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements. These requirements may also result in additional compliance expenses and costs. Such increased regulatory compliance costs could hurt a company’s performance.

1204

Hedging instruments risk – The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect. The Fund may also attempt, from time to time, to hedge against market risk by using other derivative investments, which may include purchasing or selling call and put options. The purchase of a call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price. Conversely, the purchase of a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price. Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund may also use futures, swaps, and other derivative instruments to hedge risk. The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It is not possible to hedge fully or perfectly against any risk.

Hedging transactions risk – The Sub-Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments. As a result, an investment in junk bonds is considered speculative. An unanticipated default would result in a reduction in income and a decline in the market value of the related securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Income risk – Income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

Index investing risk – A Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Market fluctuations can cause the performance of an index to be significantly influenced by a small number of companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance of an index may be lower than the performance of funds that actively invest in stocks that comprise the index. Should a Fund engage in index sampling, the performance of the securities selected may not match the performance of the relevant index for a number of reasons, including, but not limited to: the Fund’s expenses, which the index does not bear; changes in securities markets; changes in the composition of the index; the size of the portfolio; the timing of purchases and redemptions of the Fund’s shares; and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Code. Certain regulatory limitations, such as Fund diversification requirements or foreign regulatory ownership requirements, may limit the ability of a Fund to completely replicate an index.

1205

Indexed and inverse securities risk – Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way the Fund’s investment manager does not anticipate.

Inflation-indexed securities risk – Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may not receive any income from such investments. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.

Information technology sector risk – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments. However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in a Fund’s value. In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in a Fund’s value. Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

At times, when interest rates in the United States are at or near historic lows, a Fund may face increased exposure to risks associated with rising interest rates.

Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.

Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such money market funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

1206

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).

Investments in IPOs risk –The Fund may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Fund’s total returns during any period that the Fund has a small asset base. As the Fund’s assets grow, any impact of IPO investments on the Fund’s total return may decline.

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Latin America concentration risk – If a Fund concentrates investments in Latin American countries, the Fund’s performance is expected to be closely tied to social, political and economic conditions within Latin American countries. Funds that concentrate in specific countries and regions, such as Latin America, tend to have more performance volatility than the performance of more geographically diversified funds. Investment primarily in equity and equity-related securities in Latin America will expose the Fund specifically to their market, currency and other risks, including volatility and structural risks. Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding effect on securities holdings and volatility.

Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund. To minimize these risks, the Fund attempts to segregate on its books (cover) liquid assets sufficient to cover the value of such transactions; however, such coverage techniques may not always be successful and the Funds could lose money.

LIBOR replacement risk – The Funds’ payment obligations, financing terms and investments in debt securities and derivatives may be determined in whole or in part on the London Inter-Bank Offered Rate (“LIBOR”). LIBOR is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. In the normal course of business, for example, the Funds trade financial instruments and enter into financial transactions where the benchmark rate for floating securities is LIBOR. The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (IBA) have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate

1207

(SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for a Fund. The effects of discontinuation of LIBOR on a Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. Any of the effects described above, as well as other unforeseen effects, could adversely impact the performance of the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur prior to the end of 2021.

License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria and applied on a specific date each year may prevent a Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies during the year. As a result of this investment strategy, the Fund may be subject to increased risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns. This investment strategy may also prevent taking advantage of trading opportunities that may be available to other funds.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Market direction risk – Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions. The markets may have considerable volatility from day to day and even in intra-day trading.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

1208

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

The COVID-19 pandemic and efforts to contain its spread have negatively affected, and are likely to continue to negatively affect, the global economy, the economies of the United States and other individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic has resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and economic downturns and recessions, and these effects may continue for an extended period of time and may increase in severity over time. In addition, actions taken by government and quasi-governmental authorities and regulators throughout the world in response to the COVID-19 pandemic, including significant fiscal and monetary policy changes, may affect the value, volatility, and liquidity of some securities and other assets. Given the significant uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict its potential impacts on a Fund’s investments. The effects of the COVID-19 pandemic also are likely to exacerbate other risks that apply to a Fund, including the risks disclosed in this prospectus, which could negatively impact the Fund’s performance and lead to losses on your investment in the Fund.

Master limited partnership risk – An investment in master limited partnership (“MLP”) units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.

Mezzanine securities risk – Mezzanine securities are generally rated below investment-grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be illiquid investments. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Micro-capitalization investing risk – Micro-capitalization stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less publicly available information about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-capitalization company.

Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Securities of such issuers may lack sufficient market liquidity to conduct transactions at an advantageous time, or without a substantial drop in price. Generally, the smaller the company size, the greater these risks become.

1209

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – Funds that use models bear the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Funds achieve their investment objectives, which may cause a Fund to underperform its benchmark or other funds with a similar investment objective.

Mortgage-related and other asset-backed securities risk – The risk of investing in mortgage-related and other asset-backed securities include interest rate risk, extension risk, and prepayment (contraction) risk. With respect to extension risk, rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit increased volatility. With respect to default risk, rising interest rates and falling property prices may increase the likelihood that individuals and entities will fall behind or fail to make payments on their mortgages or other loans. When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid. A number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities. In addition, legal and documentation risk (incomplete mortgage information) related to mortgage defaults may exist. With respect to prepayment risk, borrowers may pay off their mortgages or other loans sooner than expected, which may result in contraction risk, whereby the Fund will have to reinvest that money at the lower prevailing interest rates and, thus, may suffer an unexpected loss of interest income.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral. An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer. In addition, the mortgage-backed or other asset-backed securities market in general may be adversely affected by changes in governmental regulation, interest rates, tax policies, the real estate market, and/or the overall economy.

Municipal securities risk – Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of projects in the same or similar sectors (e.g., education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (e.g., general obligation bonds, private activity bonds and moral obligation bonds). Other occurrences, such as catastrophic natural disasters or acts of terrorism, can also adversely affect a state’s fiscal stability and affect the value of a Fund’s investment in municipal securities. The recent national economic crisis, among other factors, has caused deterioration in the economies of many states, resulting in an adverse impact on states’ spending, revenues and state budgets that has caused many states to operate under significant financial stress. Certain states or municipalities may file for, and enter bankruptcy proceedings. Legal and regulatory requirements related to state and municipal bankruptcy are evolving, which could affect the value of a Fund’s investment in municipal securities.

Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Natural resource related securities risk – A Fund that concentrates its investments in natural resource related securities is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund. Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource and commodity prices.

Non-diversification risk – The Fund is non-diversified. As such, the Fund may invest in a limited number of issuers. Under a definition provided by the Investment Company Act of 1940, as amended (the “1940 Act”), non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.” There is increased risk in investing in a smaller number of different issuers than there is in investing in a larger number of issuers since changes in the financial condition or market status of a single issuer may cause greater fluctuation in a non-diversified portfolio with respect to total return and share price.

1210

Non-hedging foreign currency trading risk – The Fund may engage in forward foreign currency transactions for speculative purposes. The Funds’ investment manager may purchase or sell foreign currencies through the use of forward contracts based on the investment manager’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the investment manager seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the investment manager’s expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

Options risk – If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund.

When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. OTC options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Pacific Rim investing risk – The Pacific Rim economies are in various stages of economic development. Many of the economies in the region can be characterized as developing, newly industrialized, or developed. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are largely dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. If a Fund concentrates investments in Pacific Rim markets, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim region and to be more volatile than the performance of more geographically diversified funds.

Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note’s performance may differ from the underlying security’s performance. Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer. Participation notes are typically privately issued and may be illiquid.

Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends. Additionally, an index relies on various third-party sources of information to assess the criteria of issuers included in an index, including information that may be based on assumptions and estimates. Errors in index data, index computations, or the construction of an index in accordance with its methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on the Fund and its performance. The Fund, an index provider, and the Adviser do not offer assurances that an index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an index.

Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness and to changes in interest rates, and may decline in value if interest rates rise. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

1211

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Privately placed securities risk – While it is the Funds’ policy to restrict investments in privately placed securities, the Fund’s investments may also include privately-placed securities. Generally, privately placed securities are illiquid and are subject to resale restrictions. Typically, the securities are sold as an offering exempt from registration with the SEC. Investments in these securities usually will decrease a Fund’s liquidity level to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquid nature of the market for privately placed securities, as well as the lack of publicly available information regarding these securities, may also adversely affect the Fund’s ability to fair value such securities at certain times and could make it difficult for the Fund to sell them. The Fund could lose money on such investments.

Profitability investment risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

Quantitative strategy risk – Securities identified using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on those factors, changes in a factor’s historical trends, or for reasons included in the analysis. The factors used in quantitative analysis and the weights placed on those factors may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.

In addition, data for emerging markets companies may be less available and/or less current than data for developed markets companies, and the Sub-Adviser’s processes and exposure selection can be adversely affected if it relies on erroneous or outdated data. Any errors in the quantitative methods may adversely affect performance.

Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination. Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares. The Fund could hold real estate directly if a company defaults on its debt securities. Direct ownership in real estate presents additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be “qualifying income” under Subchapter M of the Code.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified, which will subject the Fund to more risk than would be associated with an investment in a diversified fund. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended. REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time. The Fund will bear a proportional share of the REITs’ expenses.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

1212

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.

Restricted securities risk – Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.

Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if the value of collateral held by the Fund, including the value of the investments made with the cash received from the sale of securities, is less than the value of the securities sold by the Fund. Furthermore, reverse repurchase agreements involve the risks that: (i) the interest income earned in the investment of the proceeds will be less than the interest expense; (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is not obligated to repurchase; and (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them. In addition, the use of reverse repurchase agreements will result in leverage.

Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

Russia investment risk – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Such registrars were not necessarily subject to effective state supervision nor were they licensed with any governmental entity, thereby increasing the risk that the Fund could lose ownership of its securities through fraud, negligence, or even mere oversight. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equity securities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still might occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.

Many investments in Russia are tied to commodities, particularly, oil. The price of commodities and volatility in the commodities market could have a negative impact on the Russian economy, Russian companies, and Russian investments. The geopolitical environment with the Ukraine and Middle East enhance the possibility of conflict with Russia.

In response to recent political and military actions undertaken by Russia, the United States and certain other countries, as well as the European Union, have instituted economic sanctions against certain Russian individuals and companies. The political and economic situation in Russia, and the current and any future sanctions or other government actions against Russia, may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact the Fund’s investments in Russian securities. Sanctions could result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Both the current and potential future sanctions or other government actions against Russia also could result in Russia taking counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities and negatively impact the Fund. Any or all of these potential results could lead Russia’s economy into a recession.

1213

Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment, or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the portfolio managers’ choice of securities within such sector.

Air transportation sector risk – The air transportation sector can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, terrorism, and the price of fuel. Airline deregulation has substantially diminished the government’s role in the air transport sector while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

Financial services sector risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Gold-mining companies sector risk – An investment in issuers in the gold-mining sector may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold-mining sector.

Health care sector risk – An investment in issuers in the health care sector may be adversely affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Health care companies are heavily dependent on patent protection and the expiration of a patent may adversely affect their profitability. Health care companies are also subject to extensive litigation based on product liability and similar claims. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers, all of which may be time consuming and costly with no guarantee that any product will come to market. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

Infrastructure companies sector risk – Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to: regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment toward infrastructure and utilities assets. Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due, and general changes in market sentiment toward infrastructure and utilities assets.

Natural resource-related securities risk – An investment in natural resource-related securities may be subject to the risks associated with natural resource investments in addition to the general risk of the stock market. Such investments are more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors. Such factors may include price fluctuations caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters. A Fund that invests primarily in companies with natural resource assets is subject to the risk that it may perform poorly during a downturn in natural resource prices.

1214

Precious metals-related securities risk – Prices of precious metals and of precious metals-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Utilities sector risk – Utility company securities are particularly sensitive to interest rate movements; when interest rates rise, the stock prices of these companies tend to fall. The continually changing regulatory environment, at both the state and federal level, has led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry, which may make some companies less profitable. Companies in the utilities industry may: (i) be subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during periods of inflation; (ii) face restrictions on operations and increased costs due to environmental and safety regulations, including increased fuel costs; (iii) find that existing plants and equipment or products have been rendered obsolete by technical innovations; (iv) confront challenging environmental conditions, including natural or man-made disasters; (v) tackle difficulties of the capital markets in absorbing utility debt and equity securities; (vi) incur risks associated with the operation of nuclear power plants; and (vii) face the effects of energy conservation and other factors affecting the level of demand for services. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. The deregulation of certain utility companies may eliminate restrictions on profits, but may also subject these companies to greater risks of loss. Adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility’s ability to meet its obligations to its suppliers. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company’s profitability and the value of its securities. In addition, federal, state and municipal governmental authorities may review existing construction projects, and impose additional, regulations governing the licensing, construction and operation of power plants. Any of these factors could result in a material adverse impact on the Fund’s holdings and the performance of the Fund and, to the extent a Fund is concentrated in the utilities sector, any potential material adverse impact may be magnified.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan. See the “Lending of Portfolio Securities” section in this Prospectus.

Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. Although senior loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. The Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. In addition, the lenders’ security interest or their enforcement of their security interest under the loan agreement may be found by a court to be invalid. Uncollateralized senior loans involve a greater risk of loss. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs

1215

(that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, such securities may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Small-capitalization companies often have limited product lines, narrower markets and more limited managerial and financial resources, or may depend on the expertise of a few people, than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.

Special purpose acquisition companies risk – The Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale. An investment in a SPAC is subject a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Fund will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Speculative exposure risk – If a Fund invests in a derivative instrument (or engages in a similarly speculative practice) not for the purpose of hedging but to generate return, the Fund is directly exposed to the risks associated with an investment in that derivative. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and, in certain instances, potential losses may be unlimited. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Standby commitment agreements risk – Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security increases in value, the counterparty will decide not to issue the security. In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Stapled securities risk – A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are “stapled” together and treated as a unit at all times, including for transfer or trading. The characteristics and value of a stapled security are influenced by both underlying securities. Stapled securities are not obligations of, deposits in, or guaranteed by, the Fund. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

1216

Structured investments risk – A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. A Fund will typically use structured investments to gain exposure to a particular underlying security, currency, commodity or market when direct access to the security, currency, commodity or market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including, but not limited to, issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because a Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that a Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities. This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.

Subsidiary risk (for JNL Multi-Manager Alternative Fund only) – Each applicable Fund is the sole owner of a Cayman Islands entity (each, a “Subsidiary”), which invests directly in its Subsidiary. By investing in its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by its parent Fund without regard to certain U.S. federal income tax rules, and are generally subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory risk,” and “Commodity Risk” above). There can be no assurance that the investment objective of any Subsidiary will be achieved. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly owns and controls its Subsidiary, and each Fund and its Subsidiary is managed by the Fund’s Adviser and applicable Sub-Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of its parent Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and the Fund’s SAI and could affect the Fund.

Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein.

The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act as well as other foreign regulations are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.

Tax risk – In order for a regulated investment company (“RIC”) to qualify as such under Subchapter M, including certain of the series of registered investment companies that invest in the Fund, the RIC must derive at least 90% of its gross income each taxable year from “qualifying income,” which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute “qualifying income” to a RIC. The IRS has issued a ruling to the effect that income from commodity-linked swaps does not constitute “qualifying income” for purposes of a Fund’s qualification as a RIC under Subchapter M. In general, for purposes of the 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the

1217

RIC. The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC would subject a RIC that invests in the Fund to U.S. federal income tax on its taxable income at regular corporate rates (without deduction for distributions to shareholders). The tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, may be adversely affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M, or otherwise affect the character, timing or amount of a Fund’s taxable income or gains and thus income allocations made by the Fund.

Tax risk (for JNL Multi-Manager Alternative Fund only) – In order for a regulated investment company (“RIC”) to qualify as such under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or the “Code”), including certain of the series of registered investment companies that invest in the Fund, the RIC must derive at least 90% of its gross income each taxable year from “qualifying income,” which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute “qualifying income” to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. In general, for purposes of the 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund’s gross income. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code (“Subchapter M”). Under Treasury Regulations, the annual net income, if any, realized by the Subsidiary and imputed for U.S. federal income tax purposes to the Fund constitutes “qualifying income” for purposes of certain funds of funds qualification as a RIC to the extent such net income is either (i) currently and timely distributed to the Fund or (ii) derived with respect to the Fund’s business of investing in stock, securities or currencies. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could affect whether income from such investments is “qualifying income” under Subchapter M, or otherwise affect the character, timing or amount of the Fund’s taxable income or gains and thus income allocations made by the Fund.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation-protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and, as such, can suffer from losses during time of economic stress or illiquidity.

Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association (“Fannie Mae”); (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported

1218

only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including their legal right to receive support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Although many types of U.S. Government securities may be purchased by the Funds, such as those issued by Fannie Mae, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal Home Loan Banks, and other entities chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government. In September 2008, the U.S. Treasury and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The ongoing effect that this conservatorship will continue to have on the entities’ debt and equities and on securities guaranteed by the entities is unclear. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful. In addition, new accounting standards and future Congressional action may affect the value of Fannie Mae and Freddie Mac debt.

FHFA and the White House have made public statements regarding plans to consider ending the conservatorships of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on Fannie Mae’s and Freddie Mac’s creditworthiness and guarantees of certain mortgage-backed securities. Should Fannie Mae’s and Freddie Mac’s conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to the Funds.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. As a result, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price. In addition, these investments may create a form of investment leverage, which may increase the Fund’s volatility and may require the Fund to liquidate portfolio securities when it may not be advantageous.

1219

Management of the Trust

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the Trust’s Board of Trustees (the “Board”) is responsible for managing the business and affairs of the Trust.

Investment Adviser

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Funds and provides the Funds with professional investment supervision and management under an Investment Advisory and Management Agreement between the Trust and the Adviser. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), a U.S.-based financial services company. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Prudential plc is also the ultimate parent of PPM America, Inc. In February of 2021, Prudential plc announced that it plans to pursue a separation of Jackson Financial Inc. in the second quarter of 2021 through a demerger, whereby shares of Jackson Financial Inc. would be distributed to Prudential plc shareholders.

Under the Investment Advisory and Management Agreement, which applies to all Funds except the JNL Mellon Master Funds, and under the Unitary Fee Agreement, which applies to the JNL Mellon Master Funds, the Adviser is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by each Fund will be exercised. The Adviser also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to each Fund by other service providers, including the custodian and shareholder servicing agent. The Adviser is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that Sub-Adviser’s performance. The Adviser is solely responsible for payment of any fees to the Sub-Advisers.

The Adviser plays an active role in advising and monitoring each Fund and Sub-Adviser, if any. For those Funds the Adviser directly manages, the Adviser, among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges. When appropriate, the Adviser recommends to the Board potential sub-advisers for a Fund. For those Funds managed by a Sub-Adviser, the Adviser monitors each Sub-Adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. The Adviser also monitors changes that may impact the Sub-Adviser’s overall business, including the Sub-Adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each Sub-Adviser. In addition, the Adviser obtains detailed, comprehensive information concerning each Fund’s and Sub-Adviser’s performance and Fund operations. The Adviser is responsible for providing regular reports on these matters to the Board.

A discussion regarding the Board’s basis for approving the Investment Advisory and Management Agreement for all Funds, except JNL/Lord Abbett Short Duration Income Fund, is available in the applicable Fund’s Annual Report for the period ended December 31, 2020.

A discussion regarding the Board’s basis for approving the Investment Advisory and Management Agreement for JNL/Lord Abbett Short Duration Income Fund is available in the Fund’s Annual Report for the period ended December 31, 2019.

A discussion regarding the Board’s basis for approving the Unitary Fee Agreement for the JNL Mellon Master Funds is available in the Trust’s Annual Report for the period ended December 31, 2020.

As of December 31, 2020, the Adviser managed approximately $261 billion in assets.

Management Fee

As compensation for its advisory services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly. The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund (except the JNL Mellon Master Funds) as set forth in the Investment Advisory and Management Agreement and, if applicable, the aggregate annual fee each Fund paid to the Adviser for the fiscal year ended December 31, 2020. Under this agreement, each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts. Each Feeder Fund charges the advisory fee disclosed in the table below. Each Master Fund charges a separate advisory fee.

1220

The advisory fee the Adviser charges to the JNL Mellon Master Funds is a unitary fee and is shown in the table below. Under the Unitary Fee Agreement for the JNL Mellon Master Funds, the Adviser pays all of these funds’ expenses, except the fees payable under the Unitary Fee Agreement, anti-money laundering service fees, borrowing expenses, brokerage commissions, licensing costs, registration fees, Rule 12b-1 fees, short sales costs, taxes, expenses related to these Funds’ Chief Compliance Officer, Trustee insurance premiums and other Trustee insurance expenses, fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees, and nonrecurring and extraordinary expenses.

In addition to the fees disclosed below, each of the following Funds will indirectly bear its pro rata share of the fees of certain Underlying Funds: JNL/Goldman Sachs Managed Funds, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, JNL Aggressive Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, and JNL/American Funds Growth Allocation Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the AF Feeder Funds, JNL Mellon Master Funds, JNL Mellon Feeder Funds, JNL S&P 500 Index Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board, and there is no assurance that the Adviser will continue to waive fees and reimburse expenses. The Funds have agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and/or reimburse expenses for the JNL/WMC Government Money Market Fund. The fee waiver will continue through April 30, 2022. The fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. This fee waiver is subject to yearly review and approval by the Board, and there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of transaction costs, if any, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

1221

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2020
JNL/American Funds Balanced Fund[1]	$0 to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	0.51%
JNL/American Funds Bond Fund of America Fund[1,2]	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	N/A
JNL/American Funds Capital Income Builder Fund[1]	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	0.53%
JNL/American Funds Capital World Bond Fund[1]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	0.60%
JNL/American Funds Global Growth Fund[1]	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	0.65%
JNL/American Funds Global Small Capitalization Fund[1]	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	0.65%

1222

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2020
JNL/American Funds Growth Fund[1]	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	0.63%
JNL/American Funds Growth-Income Fund[1]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	0.55%
JNL/American Funds International Fund[1]	$0 to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	0.73%
JNL/American Funds New World Fund[1]	$0 to $1 billion	.950%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	0.94%
JNL/American Funds® Washington Mutual Investors Fund[1]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	0.57%
JNL Multi-Manager Alternative Fund	$0 to $850 million	1.200%
	$850 million to $3 billion	1.100%
	$3 billion to $5 billion	1.090%
	Over $5 billion	1.080%	1.19%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 million	.740%
	Over $5 billion	.730%	0.76%
JNL Multi-Manager International Small Cap Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.725%
	$3 billion to $5 billion	.715%
	Over $5 billion	.705%	0.75%
JNL Multi-Manager Mid Cap Fund	$0 to $500 million	.650%
	$500 million to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	0.63%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million	.650%
	$100 million to $500 million	.600%
	$500 million to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	0.56%
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million	.750%
	$200 million to $500 million	.670%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	0.68%
JNL iShares Tactical Moderate Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	0.20%

1223

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2020
JNL iShares Tactical Moderate Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	0.20%
JNL iShares Tactical Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	0.20%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	0.19%
JNL/American Funds Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	0.18%
JNL/AQR Large Cap Defensive Style Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.370%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	0.40%
JNL/Baillie Gifford International Growth Fund	$0 to $1 billion	.530%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	0.67%
JNL/Baillie Gifford U.S. Equity Growth Fund[2]	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	N/A
JNL/BlackRock Advantage International Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.525%
	$3 billion to $5 billion	.500%
	Over $5 billion	.490%	0.55%
JNL/BlackRock Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.565%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	0.58%
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million	.600%
	$300 million to $1 billion	.500%
	$1 billion to $3 billion	.490%
	$3 billion to $5 billion	.480%
	Over $5 billion	.470%	0.55%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million	.600%
	$150 million to $500 million	.550%
	$500 million to $750 million	.500%
	$750 million to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	0.46%
JNL/Causeway International Value Select Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $5 billion	.470%
	Over $5 billion	.460%	0.52%
JNL/ClearBridge Large Cap Growth Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	0.49%

1224

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2020
JNL/DFA International Core Equity Fund	$0 to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	0.46%
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	0.40%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	0.55%
JNL/DoubleLine® Core Fixed Income Fund	$0 to $1 billion	.390%
	$1 billion to $3 billion	.360%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	0.37%
JNL/DoubleLine® Emerging Markets Fixed Income Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	0.62%
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	$0 to $500 million	.600%
	$500 million to $1 billion	.575%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	0.56%
JNL/DoubleLine® Total Return Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	0.42%
JNL/Fidelity Institutional Asset Management® Total Bond Fund	$0 to $500 million	.400%
	$500 million to $1 billion	.380%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	0.38%
JNL/First Sentier Global Infrastructure Fund	$0 to $500 million	.700%
	$500 million to $1 billion	.690%
	$1 billion to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	0.69%
JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $1 billion	.600%
	$1 billion to $2 billion	.500%
	$2 billion to $3 billion	.475%
	$3 billion to $5 billion	.465%
	Over $5 billion	.455%	0.60%
JNL/Franklin Templeton Growth Allocation Fund[3]	$0 to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	0.55%
JNL/Franklin Templeton Income Fund	$0 to $100 million	.700%
	$100 million to $200 million	.650%
	$200 million to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	0.53%

1225

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2020
JNL/GQG Emerging Markets Equity Fund	$0 to $1 billion	.900%
	$1 billion to $3 billion	.875%
	$3 billion to $5 billion	.850%
	Over $5 billion	.840%	0.90%
JNL/Harris Oakmark Global Equity Fund	$0 to $250 million	.700%
	$250 million to $1 billion	.675%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	0.68%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	0.65%
JNL/Invesco Diversified Dividend Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	0.52%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	0.50%
JNL/Invesco International Growth Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $3 billion	.480%
	$3 billion to $5 billion	.470%
	Over $5 billion	.460%	0.52%
JNL/Invesco Small Cap Growth Fund	$0 to $1 billion	.675%
	$1 billion to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	0.65%
JNL/JPMorgan Global Allocation Fund[4]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	0.59%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	0.50%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million	.600%
	$250 million to $750 million	.550%
	$750 million to $1.5 billion	.500%
	$1.5 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	0.49%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million	.400%
	$150 million to $300 million	.350%
	$300 million to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	0.27%
JNL/JPMorgan U.S. Value Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	0.52%
JNL/Lazard International Strategic Equity Fund	$0 to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	0.70%

1226

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2020
JNL/Loomis Sayles Global Growth Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	0.55%
JNL/Lord Abbett Short Duration Income Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	0.35%
JNL/Mellon DowSM Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.18%
JNL/Mellon Emerging Markets Index Fund[1]	$0 to $500 million	.300%
	$500 million to $750 million	.250%
	$750 million to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	0.26%
JNL/Mellon Equity Income Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	0.45%
JNL/Mellon MSCI KLD 400 Social Index Fund	$0 to $1 billion	.250%
	$1 billion to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	0.25%
JNL/Mellon World Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.19%
JNL/Mellon Nasdaq® 100 Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.17%
JNL/Mellon S&P 500 Index Fund	$0 to $500 million	.170%
	$500 million to $750 million	.130%
	$750 million to $3 billion	.120%
	$3 billion to $5 billion	.110%
	Over $5 billion	.090%	0.11%
JNL/Mellon S&P 400 MidCap Index Fund[1]	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	0.14%
JNL/Mellon Small Cap Index Fund[1]	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	0.14%

1227

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2020
JNL/Mellon International Index Fund[1]	$0 to $500 million	.200%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	0.16%
JNL/Mellon Bond Index Fund[1]	$0 to $500 million	.180%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	0.16%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $1 billion	.175%
	$1 billion to $5 billion	.150%
	Over $5 billion	.140%	0.20%
JNL/Mellon Communication Services Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.20%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.20%
JNL/Mellon Energy Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.18%
JNL/Mellon Financial Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.18%
JNL/Mellon Healthcare Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.23%

1228

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2020
JNL/Mellon Information Technology Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.17%
JNL/Mellon Materials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.24%
JNL/Mellon Real Estate Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.22%
JNL S&P 500 Index Fund[5]	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	0.20%
JNL/Mellon Utilities Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.19%
JNL/MFS Mid Cap Value Fund	$0 to $100 million	.600%
	$100 million to $1 billion	.550%
	$1 billion to $3 billion	.540%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	0.55%
JNL/Morningstar PitchBook Listed Private Equity Index Fund[2]	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	N/A
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	0.20%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	0.45%
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	0.48%

1229

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2020
JNL/PIMCO Income Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	0.48%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	0.33%
JNL/PIMCO Real Return Fund	$0 to $1 billion	.390%
	$1 billion to $2 billion	.375%
	$2 billion to $3 billion	.365%
	$3 billion to $5 billion	.355%
	Over $5 billion	.345%	0.39%
JNL/PPM America Floating Rate Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.425%
	$3 billion to $5 billion	.415%
	Over $5 billion	.405%	0.47%
JNL/PPM America High Yield Bond Fund	$0 to $150 million	.400%
	$150 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	0.34%
JNL/PPM America Total Return Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	0.38%
JNL/RAFI® Fundamental U.S. Small Cap Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.18%
JNL/RAFI® Multi-Factor U.S. Equity Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	0.17%
JNL/T. Rowe Price Balanced Fund[6]	$0 to $500 million	.550%
	$500 million to $1 billion	.475%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	0.55%
JNL/T. Rowe Price Capital Appreciation Fund[6]	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	0.53%
JNL/T. Rowe Price Established Growth Fund[6]	$0 to $150 million	.550%
	$150 million to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	0.43%
JNL/T. Rowe Price Mid-Cap Growth Fund[6]	$0 to $150 million	.650%
	$150 million to $1 billion	.600%
	$1 billion to $3 billion	.590%
	Over $3 billion	.580%	0.59%

1230

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2020
JNL/T. Rowe Price Short-Term Bond Fund[6]	$0 to $250 million	.350%
	$250 million to $1.5 billion	.300%
	$1.5 billion to $3 billion	.275%
	$3 billion to $5 billion	.265%
	Over $5 billion	.255%	0.31%
JNL/T. Rowe Price U.S. High Yield Fund[6]	$0 to $500 million	.525%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	0.53%
JNL/T. Rowe Price Value Fund[6]	$0 to $150 million	.550%
	$150 million to $1 billion	.480%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.450%
	Over $5 billion	.440%	0.47%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	0.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	0.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	0.20%
JNL/WCM Focused International Equity Fund	$0 to $500 million	.700%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	0.66%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion	1.050%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	1.05%
JNL/WMC Balanced Fund	$0 to $50 million	.450%
	$50 million to $150 million	.400%
	$150 million to $300 million	.375%
	$300 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	0.32%
JNL/WMC Equity Income Fund	$0 to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	0.53%
JNL/WMC Global Real Estate Fund	$0 to $1 billion	.575%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	0.60%
JNL/WMC Government Money Market Fund[7]	$0 to $500 million	.180%
	$500 million to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	0.16%
JNL/WMC Value Fund	$0 to $300 million	.450%
	$300 million to $500 million	.400%
	$500 million to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	0.38%

1231

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2020
JNL/Goldman Sachs 4 Fund[8]	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	N/A
JNL/Goldman Sachs Managed Conservative Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	0.10%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	0.09%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	0.08%
JNL/Goldman Sachs Managed Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	0.08%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	0.09%
JNL Conservative Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	0.12%
JNL Moderate Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	0.09%
JNL Moderate Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	0.09%
JNL Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	0.09%
JNL Aggressive Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	0.10%
JNL Bond Index Fund[2,9]	All Assets	.200%	N/A
JNL Emerging Markets Index Fund[2,10]	All Assets	.200%	N/A
JNL International Index Fund[2,11]	All Assets	.200%	N/A
JNL Mid Cap Index Fund[2,12]	All Assets	.200%	N/A
JNL Small Cap Index Fund[2,12]	All Assets	.200%	N/A

1232

[1]	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a feeder fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[2]	The Fund commenced operations on April 26, 2021.
[3]	Effective April 27, 2020, JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.
[4]	Effective October 14, 2019, JNAM has contractually agreed to waive its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund.
[5]	JNAM has contractually agreed to waive 0.17% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[6]	JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of T. Rowe Price attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.
[7]	Effective March 16, 2020, JNAM has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue through April 30, 2022. The Adviser may extend the fee waiver for a subsequent one-year term, and thereafter, the fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.
[8]	Prior to April 26, 2021, the Fund did not pay an advisory fee.
[9]	JNAM has contractually agreed to waive 0.13% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[10]	JNAM has contractually agreed to waive 0.06% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[11]	JNAM has contractually agreed to waive 0.11% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[12]	JNAM has contractually agreed to waive 0.12% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Investment Sub-Advisers

The Adviser has engaged certain other investment advisers to serve as Sub-Advisers to certain assigned Funds under separate Sub-Advisory Agreements between each Sub-Adviser and the Adviser. The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements, the Sub-Advisers are responsible for supervising and managing the investment and reinvestment of the assets of an assigned Fund and for directing the purchase and sale of the Fund’s investment securities, subject to the oversight and supervision of the Adviser and the Board. The Sub-Advisers formulate a continuous investment program for an assigned Fund consistent with the Fund’s investment strategies, objectives and policies outlined in this Prospectus. Each Sub-Adviser implements such program by purchases and sales of securities and regularly reports to the Adviser and the Board with respect to the implementation of such programs.

1233

As compensation for its sub-advisory services, each Sub-Adviser receives a fee from the Adviser, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets. The SAI shows the aggregate fees paid to the Sub-Advisers for the fiscal year ended December 31, 2020. The Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

A discussion regarding the Board’s basis for approving the Sub-Advisory Agreements for all Funds, except JNL/Lord Abbett Short Duration Income Fund and JNL Multi-Manager Mid Cap Fund (for the portion of assets managed by Nuance Investments, LLC, is available in the applicable Fund’s Annual Report for the period ended December 31, 2020.

A discussion regarding the Board’s basis for approving the Sub-Advisory Agreements for JNL/Lord Abbett Short Duration Income Fund and JNL Multi-Manager Mid Cap Fund (for the portion of assets managed by Nuance Investments, LLC is available in the applicable Fund’s Annual Report for the period ended December 31, 2019.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, have received an exemptive order (the “Order”) that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers or materially amend a Sub-Advisory Agreement with an unaffiliated Sub-Adviser with the approval of the Board, but without the approval of shareholders. Under the terms of the Order, if a new Sub-Adviser is hired by the Adviser, the affected Fund will provide shareholders with information about the new Sub-Adviser and new Sub-Advisory Agreement within ninety (90) days of the change. The Order allows the Funds to operate more efficiently and with greater flexibility. At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Fund will obtain favorable results at any given time.

Portfolio Manager(s)

For information about the portfolio management team responsible for the day-to-day management of a particular Fund, please refer to each Fund’s Summary Prospectus or the disclosure pertaining to the Fund in the “Additional Information About the Funds” section of this Prospectus.

Administrator

JNAM serves as the administrator to the Funds. JNAM, in its capacity as administrator, provides or procures, at its own expense, certain legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and other administrative services necessary for the operation of the Funds.

In addition, JNAM, in its capacity as administrator for all Funds except the JNL Mellon Master Funds, also pays a portion of the costs of the Funds’ Chief Compliance Officer. In return for these services, the Funds except the JNL Mellon Master Funds and the JNL Mellon Feeder Funds, pay JNAM an administrative fee, as outlined below, equal to a certain percentage of the average daily net assets of the Fund’s Class A and Class I shares, accrued daily and paid monthly. The JNL Mellon Feeder Funds pay JNAM an administrative fee, as outlined below, equal to a certain percentage of the average daily net assets of each such Fund’s respective JNL Mellon Master Fund, accrued daily and paid monthly.

The JNL Mellon Master Funds have a unitary fee structure, as described above, and therefore do not pay JNAM an administrative fee.

FUND	ASSETS	FEES
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Bond Fund of America Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Global Small Capitalization Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

1234

FUND	ASSETS	FEES
JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds® Washington Mutual Investors Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%

JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL iShares Tactical Moderate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL iShares Tactical Moderate Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL iShares Tactical Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Baillie Gifford International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Baillie Gifford U.S. Equity Growth Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/BlackRock Advantage International Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

1235

FUND	ASSETS	FEES
JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%[2]
	Assets over $3 billion	.090%[2]

JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/DoubleLine® Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/DoubleLine® Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/DoubleLine® Shiller Enhanced CAPE® Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/DoubleLine® Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/Fidelity Institutional Asset Management® Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/First Sentier Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Franklin Templeton Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Harris Oakmark Global Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Heitman U.S. Focused Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

1236

FUND	ASSETS	FEES
JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Invesco International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/JPMorgan U.S. Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Lazard International Strategic Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Mellon DowSM Index Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Emerging Markets Index Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Mellon MSCI KLD 400 Social Index Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon World Index Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Nasdaq® 100 Index Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Mellon S&P 400 MidCap Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

1237

FUND	ASSETS	FEES
JNL/Mellon Small Cap Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Mellon International Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Mellon Bond Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Mellon U.S. Stock Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL S&P 500 Index Fund	$0 to $3 billion	.100%[3]
	Assets over $3 billion	.090%[3]

JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Morningstar PitchBook Listed Private Equity Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

1238

FUND	ASSETS	FEES
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/PPM America Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/RAFI® Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/RAFI® Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/T. Rowe Price Established Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%[4]
	Assets over $3 billion	.130%[4]

JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%[5]
	Assets over $3 billion	.130%[5]

JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%[5]
	Assets over $3 billion	.130%[5]

1239

FUND	ASSETS	FEES
JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/WMC Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/WMC Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/WMC Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Goldman Sachs 4 Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Goldman Sachs Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Goldman Sachs Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Goldman Sachs Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Bond Index Fund[1]	All Assets	None

JNL Emerging Markets Index Fund[1]	All Assets	None

JNL International Index Fund[1]	All Assets	None

JNL Mid Cap Index Fund[1]	All Assets	None

JNL Small Cap Index Fund[1]	All Assets	None

[1]	The Fund will commence operations on April 26, 2021.
[2]	Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	Jackson National Asset Management, LLC has contractually agreed to waive 0.06% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Jackson National Asset Management, LLC has contractually agreed to waive 0.13% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[5]	Jackson National Asset Management, LLC has contractually agreed to waive 0.12% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

1240

Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

Distributor

Jackson National Life Distributors LLC (“JNLD”), a wholly owned subsidiary of Jackson, is the principal underwriter of the Funds and is responsible for promoting sales of the Funds’ shares. JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.

JNLD and/or an affiliate have the following relationships with certain Sub-Advisers and/or their affiliates:

•	JNLD receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which those Sub-Advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.
•	JNLD acts as distributor of variable insurance contracts and variable life insurance policies (“Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York (“Jackson NY”). The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

Classes of Shares

The Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of shares (Class A and Class I).

The Class A shares of each Fund are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee.

Under the multi-class structure, the Class A shares and Class I shares of each Fund represent interests in the same portfolio of securities and are substantially the same except for “class expenses.” The expenses of each Fund are borne by each Class of shares based on the net assets of the Fund attributable to each class, except that class expenses are allocated to the appropriate class. “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the 12b-1 Plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or contract owners of variable contracts funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Rule 12b-1 Plan

All of the Funds have adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Effective July 1, 2017, the Funds adopted an Amended and Restated Distribution Plan (“Amended Plan”).

The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Amended Plan. Under the Amended Plan, each Fund pays a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. To the extent consistent with applicable law and the Amended Plan, JNLD may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Amended Plan was approved by shareholders holding Class A shares of the Funds at a special meeting of shareholders held on June 22, 2017.

The Board has approved the suspension or reduction of 12b-1 fee payments for the JNL/WMC Government Money Market Fund as needed in order to maintain a yield for Class A shares of at least 0%.

Investment in Fund Shares

Shares of the Funds are presently offered only to separately managed accounts of Jackson (1 Corporate Way, Lansing, Michigan 48951) and Jackson National Life Insurance Company of New York (“Jackson NY”) (2900 Westchester Avenue, Purchase, New York 10577) (collectively, “Separate Accounts”) to fund the benefits under certain variable insurance contracts and variable life insurance policies (collectively, “Contracts”), to unqualified retirement plans, and to other regulated investment companies. The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their NAV using premiums received on Contracts issued by the insurance company. Shares of the Funds are not available to the general public for direct purchase.

1241

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge.

Certain of the Funds are managed by a sub-adviser who manages publicly available mutual funds that have similar names and investment objectives. While some of the Funds may be similar to or modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The price of each Fund’s shares is based on its NAV. The NAV of a Fund’s shares is generally determined by the Adviser once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the Investment Company Act of 1940, as amended. The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Generally, the value of exchange-listed or exchange-traded securities is based on their respective market prices, and fixed income securities are valued based on prices provided by an independent pricing service. Current NAV per share of the Fund’s classes may be obtained by calling 1-800-644-4565 (Jackson Service Center).

In addition, the following Funds are comprised of Underlying Funds:  JNL/Goldman Sachs Managed Funds, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, JNL Aggressive Growth Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund.  The value of each Underlying Fund is determined based on the number of shares owned multiplied by the NAV of the respective Underlying Funds.

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

The Board has adopted procedures pursuant to which the Adviser may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate. Under these procedures, the “fair value” of a security generally will be the amount, determined by the Adviser in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Policies and Procedures.” The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is otherwise reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”). Accordingly, the Trust’s procedures for valuing of portfolio securities also authorize the Adviser, subject to Board oversight, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV. The Adviser will “fair value” foreign securities held by the Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which the securities owned by a Fund principally are traded, but prior to the time of the Fund’s NAV

1242

calculation, which reasonably can be expected to affect the value of such security. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a “significant event” affecting multiple issuers might include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of Jackson and Jackson NY, those insurance companies themselves, unqualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and Jackson NY that invest in the Fund. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders. This type of excessive short-term trading activity is referred to herein as “market timing.” The Funds are not intended to serve as vehicles for market timing. The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) take various steps designed to deter and curtail market timing with the cooperation of the insurance companies who invest in the Funds. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This policy does not apply to a money market Fund.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.

The Funds’ “fair value” pricing policy will apply to the Underlying Funds in which certain of the Funds invest.

The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds’ “fair value” pricing policy is described under “Investment in Fund Shares” above.

The policies and procedures described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, Jackson NY and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and Jackson NY to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

1243

Disclosure of Portfolio Securities

A description of each Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Funds’ SAI and at www.jackson.com.

Redemption of Fund Shares

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts. Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Funds’ transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

•	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, the Adviser will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund. If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

1244

Tax Status

General

The Trust consists of Funds that are either treated for U.S. federal income tax purposes as corporations that intend to qualify and be eligible for treatment as regulated investment companies (“Regulated Investment Company Funds”) or partnerships (“Partnership Funds”).

Dividends from net investment income are declared and distributed at least annually to all Regulated Investment Company Funds’ shareholders except the JNL/WMC Government Money Market Fund shareholders. Dividends from net investment income, if any, are declared daily and payable monthly to the JNL/WMC Government Money Market Fund shareholders. Distributions from net realized capital gains, if any, are declared and distributed at least annually to shareholders of any Regulated Investment Company Fund to the extent they exceed available capital loss carryforwards.

Dividends and other distributions by a Fund, if any, are automatically reinvested at net asset value in shares of the distributing Fund, unless otherwise requested by a shareholder. There are no fees or sales charges on reinvestments.

Regulated Investment Company Funds

Effective January 1, 2021, the Board of Trustees approved the JNL/Baillie Gifford International Growth Fund (formerly, JNL/Vanguard International Fund) to change its U.S. federal income tax status from partnership to a regulated investment company.

Each Regulated Investment Company Fund (for purposes of this section, a “Fund”) intends to qualify and be eligible for treatment as a “regulated investment company” under Subchapter M of the Code. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. Each Fund intends to distribute all its net investment income and net realized capital gains, if any, to shareholders no less frequently than annually and, therefore, does not expect to be required to pay any federal income or excise taxes. However, a Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Partnership Funds

Effective January 1, 2016, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/American Funds Washington Mutual Investors Fund	JNL/Goldman Sachs Managed Moderate Fund
JNL/American Funds Growth Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/American Funds Growth-Income Fund	JNL/Goldman Sachs Managed Growth Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL/American Funds Growth Allocation Fund	JNL Conservative Allocation Fund
JNL/Franklin Templeton Growth Allocation Fund	JNL Moderate Allocation Fund
JNL/T. Rowe Price Balanced Fund	JNL Moderate Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL Growth Allocation Fund
JNL/Goldman Sachs Managed Conservative Fund	JNL Aggressive Growth Allocation Fund

Effective April 24, 2017, the Board of Trustees approved the JNL/Mellon DowSM Index Fund to change its U.S. federal income tax status from a disregarded entity to a partnership.

Effective January 1, 2019, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/American Funds Balanced Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/American Funds Capital World Bond Fund	JNL/Mellon S&P 400 MidCap Index Fund
JNL/American Funds Global Growth Fund	JNL/Mellon Small Cap Index Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Mellon Nasdaq® 100 Index Fund
JNL/American Funds International Fund	JNL/Mellon Communication Services Sector Fund
JNL/American Funds New World Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL Multi-Manager Alternative Fund	JNL/Mellon Energy Sector Fund
JNL Multi-Manager Mid Cap Fund	JNL/Mellon Financial Sector Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/Mellon Healthcare Sector Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Mellon Information Technology Sector Fund
JNL/BlackRock Global Allocation Fund	JNL/MFS Mid Cap Value Fund
JNL/BlackRock Global Natural Resources Fund	JNL/PIMCO Real Return Fund

1245

JNL/BlackRock Large Cap Select Growth Fund	JNL/PPM America Floating Rate Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund	JNL/PPM America Total Return Fund
JNL/DoubleLine® Shiller Enhanced CAPE Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/DoubleLine® Total Return Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Franklin Templeton Income Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Invesco Global Real Estate Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan Global Allocation Fund	JNL/T. Rowe Price Value Fund
JNL/JPMorgan Midcap Growth Fund	JNL/Westchester Capital Event Driven Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/WMC Balanced Fund
JNL/JPMorgan U.S. Value Fund	JNL/WMC Value Fund
JNL/Mellon Equity Income Fund

Effective January 1, 2020, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/DFA U.S. Small Cap Fund	JNL/Mellon Utilities Sector Fund
JNL/DoubleLine® Core Fixed Income Fund	JNL/Mellon S&P 500 Index Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/First Sentier Global Infrastructure Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/GQG Emerging Markets Equity Fund	JNL/PIMCO Income Fund
JNL/Invesco Diversified Dividend Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Invesco Global Growth Fund	JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/Mellon Bond Index Fund	JNL/RAFI® Multi-Factor U.S. Equity Fund

Each Partnership Fund (for purposes of this section, a “Fund”) expects to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If a Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in such Fund.

As a partnership that is not a “publicly traded partnership,” each Fund is generally not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of a Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund.

Special Considerations for Separate Accounts of Insurance Companies (all Funds)

The interests in each Fund are owned by separate accounts of participating insurance companies, qualified pension and retirement plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable Treasury regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code. Provided certain requirements are met, distributions from the Funds, if any, are not taxable to owners of Contracts. Owners of Contracts should consult the applicable Separate Account Prospectus for considerations on tax issues related to the Contracts.

The Funds intend to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the favorable tax status of the Contracts issued by Separate Accounts of Jackson and Jackson NY. The Sub-Advisory Agreements require the Funds to be operated in compliance with these diversification requirements. The Sub-Advisers may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. If a Fund does not meet such diversification requirements, the Contracts could lose their favorable tax treatment and income and gain allocable to the Contracts could be taxable currently to shareholders of the Fund. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. For more specific information, please refer to the Funds’ SAI.

The information provided above is only a summary of the U.S. federal income tax considerations relating to an investment in a Fund. You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal, state, local and foreign tax consequences to you of your contract, policy or plan.

1246

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of the Fund’s operations. Financial information for the JNL/American Funds Bond Fund of America Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/Morningstar PitchBook List Private Equity Index Fund, JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, and JNL Small Cap Index Fund is not provided because the Funds are newly created and have not yet commenced operations. The following table provides selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate by which an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a variable insurance contract. If charges imposed under a variable contract were reflected, the returns would be lower. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Annual Report, which is available upon request.

1247

JNL Series Trust

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method. Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Expense Ratios. The expenses or expense waivers for certain Funds’ Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds’ Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued waivers.

Ratios. Ratios are annualized for periods less than one year.

1248

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/American Funds Balanced Fund(a)(b)(c)
Class A
12/31/20		12.44	0.18	1.32	1.50	—		—	13.94	12.06	2,073,720	49	(d)	0.62	0.92	1.43
12/31/19		10.30	0.20	1.94	2.14	—		—	12.44	20.78	1,569,534	47	(d)	0.61	0.94	1.74
12/31/18		11.56	0.18	(0.73)	(0.55)	(0.07)		(0.64)	10.30	(4.89)	1,035,023	34	(d)	0.58	0.98	1.54
12/31/17	(e)	10.26	0.23	1.44	1.67	(0.15)		(0.22)	11.56	16.71	773,584	39	(d)	0.69	1.00	2.07
12/31/16		10.36	0.16	0.44	0.60	(0.00	)(f)	(0.70)	10.26	5.73	456,663	57	(d)	0.98	1.01	1.53

Class I
12/31/20		12.92	0.24	1.36	1.60	—		—	14.52	12.38	36,032	49	(d)	0.32	0.62	1.83
12/31/19		10.67	0.27	1.98	2.25	—		—	12.92	21.09	23,098	47	(d)	0.31	0.64	2.26
12/31/18		11.92	0.34	(0.86)	(0.52)	(0.09)		(0.64)	10.67	(4.56)	10,760	34	(d)	0.28	0.68	2.88
12/31/17	(e)(g)	10.56	0.26	1.50	1.76	(0.18)		(0.22)	11.92	17.03	1,014	39	(d)	0.47	0.77	2.30
12/31/16		10.65	0.19	0.44	0.63	(0.02)		(0.70)	10.56	5.87	489	57	(d)	0.78	0.81	1.73

JNL/American Funds Capital Income Builder Fund(b)(h)
Class A
12/31/20		11.05	0.27	0.17	0.44	—		—	11.49	3.98	181,763	110	(i)	0.65	0.93	2.59
12/31/19		9.41	0.29	1.35	1.64	—		—	11.05	17.43	128,205	44	(i)	0.58	0.94	2.83
12/31/18	(j)	10.00	0.15	(0.74)	(0.59)	—		—	9.41	(5.90)	23,271	42	(i)	0.61	0.98	4.09

Class I
12/31/20		11.11	0.30	0.17	0.47	—		—	11.58	4.23	4,553	110	(i)	0.35	0.63	2.83
12/31/19		9.43	0.32	1.36	1.68	—		—	11.11	17.82	2,975	44	(i)	0.28	0.64	3.08
12/31/18	(j)	10.00	0.21	(0.78)	(0.57)	—		—	9.43	(5.70)	1,222	42	(i)	0.25	0.68	5.70

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.
(c)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Balanced Fund - Class A: December 31, 2020: 0.92%, 1.22%, 1.13%; December 31, 2019: 0.90%, 1.23%, 1.45%; December 31, 2018: 0.86%, 1.26%, 1.26%; December 31, 2017: 0.89%, 1.20%, 1.87%. JNL/American Funds Balanced Fund - Class I: December 31, 2020: 0.62%, 0.92%, 1.53%; December 31, 2019: 0.60%, 0.93%, 1.97%; December 31, 2018: 0.56%, 0.96%, 2.60%; December 31, 2017: 0.67%, 0.97%, 2.10%.
(d)	Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund was 79% and 18% in 2016 and for the period January 1, 2017 to April 23, 2017, respectively. Portfolio turnover excluding dollar rolls was 14% for the period January 1, 2017 to April 23, 2017. Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 85%, 86%, 79% and 145% in 2017, 2018, 2019 and 2020, respectively.
(e)	Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.
(f)	Amount represents less than $0.005.
(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(h)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital Income Builder Fund - Class A: December 31, 2020: 1.00%, 1.28%, 2.24%; December 31, 2019: 1.11%, 1.47%, 2.30%; December 31, 2018: 1.15%, 1.52%, 3.55%. JNL/American Funds Capital Income Builder Fund - Class I: December 31, 2020: 0.70%, 0.98%, 2.48%; December 31, 2019: 0.81%, 1.17%, 2.55%; December 31, 2018: 0.79%, 1.22%, 5.16%.
(i)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund’s Master Fund was 98%, 72%, and 184% in 2018, 2019 and 2020 respectively.
(j)	The Fund commenced operations on August 13, 2018.

1249

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/American Funds Capital World Bond Fund(a)(b)(c)(d)
Class A
12/31/20		11.31	0.10	0.98	1.08	—	—	12.39	9.55	505,412	88	(e)	0.56	1.00	0.88
12/31/19		10.52	0.14	0.65	0.79	—	—	11.31	7.51	496,660	110	(e)	0.53	1.02	1.27
12/31/18		10.76	0.19	(0.37)	(0.18)	(0.06)	—	10.52	(1.62)	500,836	78	(e)	0.53	1.05	1.77
12/31/17		10.13	0.01	0.65	0.66	(0.03)	—	10.76	6.56	519,871	74	(e)	0.53	1.05	0.05
12/31/16		9.90	0.02	0.21	0.23	—	—	10.13	2.32	471,248	70	(e)	0.55	1.05	0.23

Class I
12/31/20		11.44	0.16	0.97	1.13	—	—	12.57	9.88	3,664	88	(e)	0.26	0.70	1.37
12/31/19		10.61	0.21	0.62	0.83	—	—	11.44	7.82	2,381	110	(e)	0.23	0.72	1.84
12/31/18		10.85	0.32	(0.47)	(0.15)	(0.09)	—	10.61	(1.39)	1,313	78	(e)	0.23	0.75	3.01
12/31/17	(f)	10.21	0.05	0.65	0.70	(0.06)	—	10.85	6.81	355	74	(e)	0.30	0.82	0.49
12/31/16		9.95	0.04	0.22	0.26	—	—	10.21	2.61	161	70	(e)	0.35	0.85	0.42

JNL/American Funds Global Growth Fund(a)(b)(j)
Class A
12/31/20		17.45	0.02	5.23	5.25	—	—	22.70	30.09	751,772	17		0.56	1.06	0.09
12/31/19		12.93	0.16	4.36	4.52	—	—	17.45	34.96	454,045	14		0.54	1.07	1.05
12/31/18		14.59	0.09	(1.44)	(1.35)	(0.04)	(0.27)	12.93	(9.31)	222,402	25		0.50	1.10	0.59
12/31/17		11.74	0.07	3.56	3.63	(0.09)	(0.69)	14.59	31.19	169,233	31		0.52	1.12	0.52
12/31/16		11.70	0.07	(0.03)	0.04	—	—	11.74	0.34	92,028	27		0.52	1.12	0.65

Class I
12/31/20		17.56	0.08	5.26	5.34	—	—	22.90	30.41	15,648	17		0.26	0.76	0.44
12/31/19		12.97	0.24	4.35	4.59	—	—	17.56	35.39	7,327	14		0.24	0.77	1.52
12/31/18		14.61	0.20	(1.51)	(1.31)	(0.06)	(0.27)	12.97	(9.03)	2,867	25		0.20	0.80	1.40
12/31/17	(k)	13.93	0.30	0.38	0.68	—	—	14.61	4.88	257	31		0.25	0.85	7.78

(a)	The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.
(b)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(c)	Effective April 27, 2020, JNL/American Funds Global Bond Fund name was changed to JNL/American Funds Capital World Bond Fund.
(d)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital World Bond Fund - Class A: December 31, 2020: 1.08%, 1.52%, 0.36%; December 31, 2019: 1.11%, 1.60%, 0.69%; December 31, 2018: 1.10%, 1.62%, 1.20%; December 31, 2017: 1.09%, 1.61%, (0.51%); December 31, 2016: 1.12%, 1.62%, (0.34%). JNL/American Funds Capital World Bond Fund - Class I: December 31, 2020: 0.78%, 1.22%, 0.85%; December 31, 2019: 0.81%, 1.30%, 1.26%; December 31, 2018: 0.80%, 1.32%, 2.44%; December 31, 2017: 0.86%, 1.38%, (0.07%); December 31, 2016: 0.92%, 1.42%, (0.15%).
(e)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital World Bond Fund's Master Fund was 154%, 105%, 125%, 159% and 145% in 2016, 2017, 2018, 2019 and 2020, respectively.
(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(j)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Growth Fund - Class A: December 31, 2020: 1.12%, 1.62%, (0.47%); December 31, 2019: 1.10%, 1.63%, 0.49%; December 31, 2018: 1.05%, 1.65%, 0.04%; December 31, 2017: 1.07%, 1.67%, (0.03%); December 31, 2016: 1.08%, 1.68%, 0.09%. JNL/American Funds Global Growth Fund - Class I: December 31, 2020: 0.82%, 1.32%, (0.12%); December 31, 2019: 0.80%, 1.33%, 0.96%; December 31, 2018: 0.75%, 1.35%, 0.85%; December 31, 2017: 0.80%, 1.40%, 7.23%.
(k)	Effective September 25, 2017, Class I shares were offered by the Fund.

1250

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/American Funds Global Small Capitalization Fund(a)(b)(c)
Class A
12/31/20		16.61	(0.06)	4.93	4.87	—	—	21.48	29.32	881,265	38	0.55	1.05	(0.35)
12/31/19		12.67	(0.02)	3.96	3.94	—	—	16.61	31.10	752,787	50	0.55	1.07	(0.16)
12/31/18		14.31	(0.03)	(1.50)	(1.53)	(0.02)	(0.09)	12.67	(10.77)	618,162	43	0.55	1.10	(0.21)
12/31/17		13.30	0.02	3.25	3.27	(0.03)	(2.23)	14.31	25.52	681,782	33	0.55	1.10	0.13
12/31/16		13.07	0.00	0.23	0.23	—	—	13.30	1.76	494,981	40	0.55	1.10	(0.04)

Class I
12/31/20		16.89	(0.01)	5.04	5.03	—	—	21.92	29.78	7,815	38	0.25	0.75	(0.06)
12/31/19		12.85	0.03	4.01	4.04	—	—	16.89	31.44	5,022	50	0.25	0.77	0.19
12/31/18		14.48	0.04	(1.55)	(1.51)	(0.03)	(0.09)	12.85	(10.48)	2,689	43	0.25	0.80	0.30
12/31/17	(d)	13.43	0.09	3.24	3.33	(0.05)	(2.23)	14.48	25.78	379	33	0.31	0.86	0.61
12/31/16		13.17	0.02	0.24	0.26	—	—	13.43	1.97	103	40	0.35	0.90	0.16

JNL/American Funds Growth Fund(a)(b)(e)
Class A
12/31/20		27.81	0.01	14.34	14.35	—	—	42.16	51.60	3,076,624	32	0.58	1.03	0.04
12/31/19		21.34	0.13	6.34	6.47	—	—	27.81	30.32	1,195,026	21	0.60	1.08	0.53
12/31/18		21.47	0.06	(0.19)	(0.13)	—	—	21.34	(0.61)	558,674	35	0.60	1.15	0.25
12/31/17		16.79	0.04	4.64	4.68	—	—	21.47	27.87	373,976	24	0.62	1.17	0.19
12/31/16		15.40	0.08	1.31	1.39	—	—	16.79	9.03	232,521	26	0.62	1.17	0.48

Class I
12/31/20		28.02	0.11	14.47	14.58	—	—	42.60	52.03	51,111	32	0.28	0.73	0.34
12/31/19		21.43	0.21	6.38	6.59	—	—	28.02	30.75	20,257	21	0.30	0.78	0.85
12/31/18		21.50	0.22	(0.29)	(0.07)	—	—	21.43	(0.33)	9,468	35	0.30	0.85	0.93
12/31/17	(f)	20.09	0.35	1.06	1.41	—	—	21.50	7.02	474	24	0.35	0.90	6.17

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.
(c)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Small Capitalization Fund - Class A: December 31, 2020: 1.30%, 1.80%, (1.10%); December 31, 2019: 1.30%, 1.82%, (0.91%); December 31, 2018: 1.28%, 1.83%, (0.94%); December 31, 2017: 1.28%, 1.83%, (0.60%); December 31, 2016: 1.29%, 1.84%, (0.78%). JNL/American Funds Global Small Capitalization Fund - Class I: December 31, 2020: 1.00%, 1.50%, (0.81%); December 31, 2019: 1.00%, 1.52%, (0.56%); December 31, 2018: 0.98%, 1.53%, (0.43%); December 31, 2017: 1.04%, 1.59%, (0.12%); December 31, 2016: 1.09%, 1.64%, (0.58%).
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth Fund - Class A: December 31, 2020: 0.93%, 1.38%, (0.31%); December 31, 2019: 0.95%, 1.43%, 0.18%; December 31, 2018: 0.94%, 1.49%, (0.09%); December 31, 2017: 0.97%, 1.52%, (0.16%); December 31, 2016: 0.97%, 1.52%, 0.13%. JNL/American Funds Growth Fund - Class I: December 31, 2020: 0.63%, 1.08%, (0.01%); December 31, 2019: 0.65%, 1.13%, 0.50%; December 31, 2018: 0.64%, 1.19%, 0.59%; December 31, 2017: 0.70%, 1.25%, 5.82%.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.

1251

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/American Funds Growth-Income Fund(a)(b)(c)
Class A
12/31/20		27.33	0.26	3.32	3.58	—	—	30.91	13.10	8,561,939	33	0.64	0.94	0.98
12/31/19		21.75	0.32	5.26	5.58	—	—	27.33	25.66	7,777,472	27	0.64	0.96	1.30
12/31/18		22.23	0.25	(0.73)	(0.48)	—	—	21.75	(2.16)	6,115,179	39	0.64	0.99	1.07
12/31/17		18.24	0.22	3.77	3.99	—	—	22.23	21.88	5,850,613	27	0.65	1.00	1.10
12/31/16		16.42	0.20	1.62	1.82	—	—	18.24	11.08	4,038,917	27	0.67	1.02	1.20

Class I
12/31/20		27.79	0.40	3.34	3.74	—	—	31.53	13.46	87,382	33	0.34	0.64	1.44
12/31/19		22.05	0.47	5.27	5.74	—	—	27.79	26.03	54,642	27	0.34	0.66	1.87
12/31/18		22.47	0.64	(1.06)	(0.42)	—	—	22.05	(1.87)	25,291	39	0.34	0.69	2.69
12/31/17	(d)	18.39	0.50	3.58	4.08	—	—	22.47	22.19	1,528	27	0.41	0.76	2.41
12/31/16		16.53	0.22	1.64	1.86	—	—	18.39	11.25	408	27	0.47	0.82	1.29

JNL/American Funds International Fund(a)(b)(e)
Class A
12/31/20		15.49	0.04	2.06	2.10	—	—	17.59	13.56	1,937,861	40	0.63	1.13	0.26
12/31/19		12.65	0.15	2.69	2.84	—	—	15.49	22.45	1,932,025	32	0.63	1.15	1.03
12/31/18		14.92	0.19	(2.20)	(2.01)	(0.13)	(0.13)	12.65	(13.53)	1,726,176	29	0.63	1.18	1.28
12/31/17		11.98	0.15	3.60	3.75	(0.09)	(0.72)	14.92	31.63	2,022,884	29	0.63	1.18	1.07
12/31/16		11.62	0.13	0.23	0.36	—	—	11.98	3.10	1,099,688	31	0.65	1.20	1.09

Class I
12/31/20		15.72	0.10	2.09	2.19	—	—	17.91	13.93	14,166	40	0.33	0.83	0.65
12/31/19		12.80	0.22	2.70	2.92	—	—	15.72	22.81	10,433	32	0.33	0.85	1.51
12/31/18		15.07	0.41	(2.40)	(1.99)	(0.15)	(0.13)	12.80	(13.22)	6,929	29	0.33	0.88	2.88
12/31/17	(d)	12.08	0.22	3.60	3.82	(0.11)	(0.72)	15.07	31.94	715	29	0.40	0.95	1.56
12/31/16		11.69	0.15	0.24	0.39	—	—	12.08	3.34	318	31	0.45	1.00	1.25

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.
(c)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth-Income Fund - Class A: December 31, 2020: 0.93%, 1.23%, 0.69%; December 31, 2019: 0.93%, 1.25%, 1.01%; December 31, 2018: 0.92%, 1.27%, 0.79%; December 31, 2017: 0.93%, 1.28%, 0.82%; December 31, 2016: 0.96%, 1.31%, 0.91%. JNL/American Funds Growth-Income Fund - Class I: December 31, 2020: 0.63%, 0.93%, 1.15%; December 31, 2019: 0.63%, 0.95%, 1.58%; December 31, 2018: 0.62%, 0.97%, 2.41%; December 31, 2017: 0.69%, 1.04%, 2.13%; December 31, 2016: 0.76%, 1.11%, 1.00%.
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds International Fund - Class A: December 31, 2020: 1.18%, 1.68%, (0.29%); December 31, 2019: 1.17%, 1.69%, 0.49%; December 31, 2018: 1.16%, 1.71%, 0.75%; December 31, 2017: 1.16%, 1.71%, 0.54%; December 31, 2016: 1.19%, 1.74%, 0.55%. JNL/American Funds International Fund - Class I: December 31, 2020: 0.88%, 1.38%, 0.10%; December 31, 2019: 0.87%, 1.39%, 0.97%; December 31, 2018: 0.86%, 1.41%, 2.35%; December 31, 2017: 0.93%, 1.48%, 1.03%; December 31, 2016: 0.99%, 1.54%, 0.71%.

1252

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/American Funds New World Fund(a)(b)(c)
Class A
12/31/20		14.40	(0.06)	3.38	3.32	—	—	17.72	23.06	1,646,066	70	0.68	1.34	(0.43)
12/31/19		11.19	0.07	3.14	3.21	—	—	14.40	28.69	1,468,591	38	0.64	1.36	0.55
12/31/18		13.16	0.06	(1.95)	(1.89)	(0.07)	(0.01)	11.19	(14.41)	1,209,431	58	0.64	1.39	0.48
12/31/17		10.24	0.08	2.88	2.96	(0.04)	—	13.16	28.89	1,408,340	56	0.65	1.40	0.64
12/31/16		9.76	0.04	0.44	0.48	—	—	10.24	4.92	904,033	32	0.65	1.40	0.44

Class I
12/31/20		14.59	(0.02)	3.44	3.42	—	—	18.01	23.44	21,146	70	0.38	1.04	(0.12)
12/31/19		11.31	0.14	3.14	3.28	—	—	14.59	29.00	12,999	38	0.34	1.06	1.03
12/31/18		13.28	0.18	(2.05)	(1.87)	(0.09)	(0.01)	11.31	(14.10)	6,532	58	0.34	1.09	1.49
12/31/17	(d)	10.32	0.15	2.86	3.01	(0.05)	—	13.28	29.23	612	56	0.41	1.16	1.22
12/31/16		9.82	0.06	0.44	0.50	—	—	10.32	5.09	197	32	0.45	1.20	0.55

JNL/American Funds Washington Mutual Investors Fund (formerly JNL/American Funds Blue Chip Income and Growth Fund)(a)(b)(e)
Class A
12/31/20		24.35	0.32	1.73	2.05	—	—	26.40	8.42	3,305,413	40	0.59	0.97	1.38
12/31/19		20.13	0.37	3.85	4.22	—	—	24.35	20.96	3,286,576	37	0.59	0.98	1.66
12/31/18		22.12	0.34	(2.33)	(1.99)	—	—	20.13	(9.00)	2,919,769	49	0.58	1.01	1.54
12/31/17		18.97	0.34	2.81	3.15	—	—	22.12	16.61	3,449,917	34	0.59	1.02	1.67
12/31/16		16.03	0.33	2.61	2.94	—	—	18.97	18.34	2,907,733	30	0.59	1.02	1.90

Class I
12/31/20		24.77	0.46	1.70	2.16	—	—	26.93	8.72	23,182	40	0.29	0.67	1.96
12/31/19		20.41	0.57	3.79	4.36	—	—	24.77	21.36	14,963	37	0.29	0.68	2.53
12/31/18		22.36	0.80	(2.75)	(1.95)	—	—	20.41	(8.72)	6,282	49	0.28	0.71	3.58
12/31/17	(d)	19.13	0.44	2.79	3.23	—	—	22.36	16.88	555	34	0.36	0.79	2.17
12/31/16		16.13	0.39	2.61	3.00	—	—	19.13	18.60	334	30	0.39	0.82	2.23

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.
(c)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds New World Fund - Class A: December 31, 2020: 1.32%, 1.98%, (1.07%); December 31, 2019: 1.40%, 2.12%, (0.21%); December 31, 2018: 1.41%, 2.16%, (0.29%); December 31, 2017: 1.42%, 2.17%, (0.13%); December 31, 2016: 1.43%, 2.18%, (0.34%). JNL/American Funds New World Fund - Class I: December 31, 2020: 1.02%, 1.68%, (0.76%); December 31, 2019: 1.10%, 1.82%, 0.27%; December 31, 2018: 1.11%, 1.86%, 0.72%; December 31, 2017: 1.18%, 1.93%, 0.45%; December 31, 2016: 1.23%, 1.98%, (0.23%).
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Washington Mutual Investors Fund (formerly JNL/American Funds Blue Chip Income and Growth Fund) - Class A: December 31, 2020: 1.02%, 1.40%, 0.95%; December 31, 2019: 1.01%, 1.40%, 1.24%; December 31, 2018: 0.99%, 1.42%, 1.13%; December 31, 2017: 1.00%, 1.43%, 1.26%; December 31, 2016: 1.00%, 1.43%, 1.49%. JNL/American Funds Washington Mutual Investors Fund (formerly JNL/American Funds Blue Chip Income and Growth Fund) - Class I: December 31, 2020: 0.72%, 1.10%, 1.53%; December 31, 2019: 0.71%, 1.10%, 2.11%; December 31, 2018: 0.69%, 1.12%, 3.17%; December 31, 2017: 0.77%, 1.20%, 1.76%; December 31, 2016: 0.80%, 1.23%, 1.82%.

1253

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL Aggressive Growth Allocation Fund(a)
Class A
12/31/20		14.66	0.06	2.34	2.40	—	—	17.06	16.37	1,635,883	18		0.45	0.45	0.42
12/31/19		11.63	0.02	3.01	3.03	—	—	14.66	26.05	1,518,439	17		0.45	0.45	0.12
12/31/18		12.99	0.05	(1.41)	(1.36)	—	—	11.63	(10.47)	1,332,619	40		0.45	0.45	0.41
12/31/17		10.70	0.05	2.24	2.29	—	—	12.99	21.40	1,525,405	172	(b)	0.26	0.26	0.45
12/31/16		9.90	0.06	0.74	0.80	—	—	10.70	8.08	884,110	38		0.16	0.16	0.56

Class I
12/31/20		14.76	0.12	2.35	2.47	—	—	17.23	16.73	11,031	18		0.15	0.15	0.83
12/31/19		11.68	0.07	3.01	3.08	—	—	14.76	26.37	8,400	17		0.15	0.15	0.50
12/31/18		13.00	0.13	(1.45)	(1.32)	—	—	11.68	(10.15)	3,943	40		0.15	0.15	1.05
12/31/17	(c)	12.40	(0.01)	0.61	0.60	—	—	13.00	4.84	266	172	(b)	0.15	0.15	(0.15)

JNL Conservative Allocation Fund(a)
Class A
12/31/20		12.91	(0.05)	1.02	0.97	—	—	13.88	7.51	795,519	48		0.48	0.48	(0.39)
12/31/19		11.48	0.12	1.31	1.43	—	—	12.91	12.46	461,856	32		0.48	0.49	0.99
12/31/18		11.85	0.16	(0.53)	(0.37)	—	—	11.48	(3.12)	345,579	35		0.50	0.50	1.40
12/31/17		10.98	0.12	0.75	0.87	—	—	11.85	7.92	257,444	167	(d)	0.34	0.34	1.03
12/31/16		10.51	0.10	0.37	0.47	—	—	10.98	4.47	149,066	50		0.22	0.22	0.96

Class I
12/31/20		12.99	(0.01)	1.03	1.02	—	—	14.01	7.85	6,096	48		0.18	0.18	(0.09)
12/31/19		11.52	0.21	1.26	1.47	—	—	12.99	12.76	3,212	32		0.18	0.19	1.71
12/31/18		11.86	0.31	(0.65)	(0.34)	—	—	11.52	(2.87)	431	35		0.19	0.20	2.65
12/31/17	(c)	11.69	(0.01)	0.18	0.17	—	—	11.86	1.45	7	167	(d)	0.20	0.20	(0.20)

(a)	Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.
(b)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Aggressive Growth Allocation Fund: 51%.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Conservative Allocation Fund: 47%.

1254

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL Growth Allocation Fund(a)
Class A
12/31/20		15.25	0.04	2.30	2.34	—	—	17.59	15.34	2,505,592	22		0.45	0.45	0.28
12/31/19		12.33	0.03	2.89	2.92	—	—	15.25	23.68	2,416,794	13		0.44	0.44	0.23
12/31/18		13.56	0.07	(1.30)	(1.23)	—	—	12.33	(9.07)	2,147,880	34		0.44	0.44	0.51
12/31/17		11.43	0.08	2.05	2.13	—	—	13.56	18.64	2,511,790	156	(b)	0.24	0.24	0.64
12/31/16		10.63	0.07	0.73	0.80	—	—	11.43	7.53	1,844,865	41		0.15	0.15	0.63

Class I
12/31/20		15.35	0.10	2.31	2.41	—	—	17.76	15.70	14,620	22		0.15	0.15	0.65
12/31/19		12.38	0.08	2.89	2.97	—	—	15.35	23.99	11,688	13		0.14	0.14	0.57
12/31/18		13.58	0.19	(1.39)	(1.20)	—	—	12.38	(8.84)	5,905	34		0.14	0.14	1.38
12/31/17	(c)	13.02	(0.01)	0.57	0.56	—	—	13.58	4.30	622	156	(b)	0.15	0.15	(0.15)

JNL Moderate Allocation Fund(a)
Class A
12/31/20		14.47	(0.01)	1.63	1.62	—	—	16.09	11.20	2,744,458	27		0.45	0.45	(0.04)
12/31/19		12.51	0.10	1.86	1.96	—	—	14.47	15.67	611,892	22		0.48	0.48	0.74
12/31/18		13.16	0.13	(0.78)	(0.65)	—	—	12.51	(4.94)	492,913	31		0.49	0.50	0.99
12/31/17		11.91	0.12	1.13	1.25	—	—	13.16	10.50	480,115	137	(d)	0.31	0.31	0.95
12/31/16		11.32	0.09	0.50	0.59	—	—	11.91	5.21	447,357	42		0.22	0.22	0.82

Class I
12/31/20		14.56	0.04	1.65	1.69	—	—	16.25	11.61	13,677	27		0.15	0.15	0.27
12/31/19		12.55	0.22	1.79	2.01	—	—	14.56	16.02	5,976	22		0.18	0.18	1.59
12/31/18		13.17	0.25	(0.87)	(0.62)	—	—	12.55	(4.71)	2,621	31		0.19	0.20	1.94
12/31/17	(c)	12.88	(0.01)	0.30	0.29	—	—	13.17	2.25	552	137	(d)	0.25	0.25	(0.25)

JNL Moderate Growth Allocation Fund(a)
Class A
12/31/20		15.30	0.02	1.93	1.95	—	—	17.25	12.75	5,015,320	30		0.44	0.44	0.16
12/31/19		12.80	0.06	2.44	2.50	—	—	15.30	19.53	2,368,779	17		0.44	0.44	0.45
12/31/18		13.71	0.11	(1.02)	(0.91)	—	—	12.80	(6.64)	2,159,584	29		0.44	0.44	0.79
12/31/17		11.97	0.09	1.65	1.74	—	—	13.71	14.54	2,483,124	168	(e)	0.26	0.26	0.66
12/31/16		11.16	0.08	0.73	0.81	—	—	11.97	7.26	1,417,843	44		0.15	0.15	0.67

Class I
12/31/20		15.40	0.07	1.96	2.03	—	—	17.43	13.18	7,961	30		0.14	0.14	0.47
12/31/19		12.85	0.14	2.41	2.55	—	—	15.40	19.84	4,297	17		0.14	0.14	0.97
12/31/18		13.72	0.25	(1.12)	(0.87)	—	—	12.85	(6.34)	1,895	29		0.14	0.14	1.88
12/31/17	(c)	13.28	0.00	0.44	0.44	—	—	13.72	3.31	1	168	(e)	—	—	0.00

(a)	Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.
(b)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Growth Allocation Fund: 49%.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Moderate Allocation Fund: 48%.
(e)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Moderate Growth Allocation Fund: 44%.

1255

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/American Funds Growth Allocation Fund(a)
Class A
12/31/20		19.06	0.17	3.65	3.82	—	—	22.88	20.04	3,498,159	18	0.64	0.64	0.85
12/31/19		15.45	0.24	3.37	3.61	—	—	19.06	23.37	2,808,536	19	0.64	0.64	1.36
12/31/18		16.33	0.20	(1.08)	(0.88)	—	—	15.45	(5.39)	2,277,300	14	0.64	0.64	1.19
12/31/17		13.54	0.12	2.67	2.79	—	—	16.33	20.61	2,090,329	55	0.64	0.64	0.79
12/31/16		12.60	0.16	0.78	0.94	—	—	13.54	7.46	1,359,847	19	0.65	0.65	1.23

Class I
12/31/20		19.20	0.30	3.62	3.92	—	—	23.12	20.42	31,660	18	0.34	0.34	1.52
12/31/19		15.52	0.31	3.37	3.68	—	—	19.20	23.71	16,654	19	0.34	0.34	1.75
12/31/18		16.35	0.40	(1.23)	(0.83)	—	—	15.52	(5.08)	9,327	14	0.34	0.34	2.44
12/31/17	(b)	15.63	0.22	0.50	0.72	—	—	16.35	4.61	268	55	0.35	0.35	5.07

JNL/American Funds Moderate Growth Allocation Fund(a)
Class A
12/31/20		16.86	0.20	2.72	2.92	—	—	19.78	17.32	2,832,349	20	0.64	0.64	1.14
12/31/19		14.21	0.26	2.39	2.65	—	—	16.86	18.65	2,441,777	22	0.64	0.64	1.69
12/31/18		14.89	0.23	(0.91)	(0.68)	—	—	14.21	(4.57)	2,131,575	25	0.64	0.64	1.55
12/31/17		12.87	0.12	1.90	2.02	—	—	14.89	15.70	2,218,378	57	0.64	0.64	0.85
12/31/16		11.99	0.19	0.69	0.88	—	—	12.87	7.34	1,708,441	15	0.65	0.65	1.54

Class I
12/31/20		16.98	0.19	2.81	3.00	—	—	19.98	17.67	20,462	20	0.34	0.34	1.07
12/31/19		14.27	0.36	2.35	2.71	—	—	16.98	18.99	15,462	22	0.34	0.34	2.24
12/31/18		14.91	0.39	(1.03)	(0.64)	—	—	14.27	(4.29)	7,932	25	0.34	0.34	2.57
12/31/17	(b)	14.41	0.24	0.26	0.50	—	—	14.91	3.47	568	57	0.35	0.35	6.09

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Effective September 25, 2017, Class I shares were offered by the Fund.

1256

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Goldman Sachs 4 Fund(a)(b)
Class A
12/31/20		23.92	(0.08)		1.16	1.08	—	—	25.00	4.52	5,495,372	0		0.35	0.35	(0.35)
12/31/19		19.13	0.48		4.31	4.79	—	—	23.92	25.04	6,455,609	11		0.35	0.35	2.20
12/31/18		20.41	0.37		(1.65)	(1.28)	—	—	19.13	(6.27)	5,878,323	7		0.35	0.35	1.76
12/31/17		17.69	0.37		2.35	2.72	—	—	20.41	15.38	7,125,698	102	(c)	0.13	0.13	2.02
12/31/16		16.04	0.32		1.33	1.65	—	—	17.69	10.29	7,122,476	7		0.05	0.05	1.91

Class I
12/31/20		24.08	(0.01)		1.18	1.17	—	—	25.25	4.86	17,026	0		0.05	0.05	(0.05)
12/31/19		19.20	0.69		4.19	4.88	—	—	24.08	25.42	12,073	11		0.05	0.05	3.12
12/31/18		20.42	0.71		(1.93)	(1.22)	—	—	19.20	(5.97)	5,654	7		0.05	0.05	3.37
12/31/17	(d)	18.63	(0.00	)(e)	1.79	1.79	—	—	20.42	9.61	826	102	(c)	0.06	0.06	(0.06)

JNL/Goldman Sachs Managed Aggressive Growth Fund(a)(f)
Class A
12/31/20		26.27	(0.05)		5.33	5.28	—	—	31.55	20.10	2,556,014	15		0.45	0.45	(0.21)
12/31/19		20.72	(0.01)		5.56	5.55	—	—	26.27	26.79	2,323,412	13		0.45	0.45	(0.05)
12/31/18		22.21	0.10		(1.59)	(1.49)	—	—	20.72	(6.71)	1,998,398	11		0.44	0.44	0.43
12/31/17		18.02	0.13		4.06	4.19	—	—	22.21	23.25	2,233,446	112	(g)	0.23	0.23	0.63
12/31/16		17.00	0.09		0.93	1.02	—	—	18.02	6.00	1,841,402	16		0.15	0.15	0.52

Class I
12/31/20		26.45	0.02		5.39	5.41	—	—	31.86	20.45	12,732	15		0.15	0.15	0.07
12/31/19		20.80	0.08		5.57	5.65	—	—	26.45	27.16	11,399	13		0.15	0.15	0.32
12/31/18		22.23	0.32		(1.75)	(1.43)	—	—	20.80	(6.43)	5,471	11		0.14	0.14	1.41
12/31/17	(d)	20.99	(0.01)		1.25	1.24	—	—	22.23	5.91	55	112	(g)	0.15	0.15	(0.15)

JNL/Goldman Sachs Managed Conservative Fund(a)(h)
Class A
12/31/20		14.56	(0.02)		1.30	1.28	—	—	15.84	8.79	1,225,287	31		0.46	0.46	(0.12)
12/31/19		13.11	0.11		1.34	1.45	—	—	14.56	11.06	1,206,602	19		0.45	0.45	0.81
12/31/18		13.42	0.19		(0.50)	(0.31)	—	—	13.11	(2.31)	1,221,090	12		0.45	0.45	1.44
12/31/17		12.56	0.16		0.70	0.86	—	—	13.42	6.85	1,481,929	109	(i)	0.23	0.23	1.20
12/31/16		11.96	0.15		0.45	0.60	—	—	12.56	5.02	1,586,568	16		0.15	0.15	1.19

Class I
12/31/20		14.62	0.02		1.31	1.33	—	—	15.95	9.10	1,977	31		0.16	0.16	0.17
12/31/19		13.13	0.23		1.26	1.49	—	—	14.62	11.35	2,084	19		0.15	0.15	1.66
12/31/18		13.44	0.53		(0.84)	(0.31)	—	—	13.13	(2.31)	565	12		0.15	0.15	4.00
12/31/17	(d)	13.26	0.00		0.18	0.18	—	—	13.44	1.36	1	109	(i)	—	—	0.00

(a)	Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.
(b)	Effective April 27, 2020, JNL/S&P 4 Fund name was changed to JNL/Goldman Sachs 4 Fund.
(c)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs 4 Fund: 5%.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	Amount represents less than $0.005.
(f)	Effective April 27, 2020, JNL/S&P Managed Aggressive Growth Fund name was changed to JNL/Goldman Sachs Managed Aggressive Growth Fund.
(g)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Aggressive Growth Fund: 18%.
(h)	Effective April 27, 2020, JNL/S&P Managed Conservative Fund name was changed to JNL/Goldman Sachs Managed Conservative Fund.
(i)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Conservative Fund: 12%.

1257

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Goldman Sachs Managed Growth Fund(a)(b)
Class A
12/31/20		22.07	(0.06)		4.19	4.13	—	—	26.20	18.71	5,669,291	18		0.43	0.43	(0.27)
12/31/19		17.74	(0.01)		4.34	4.33	—	—	22.07	24.41	5,466,360	15		0.43	0.43	(0.07)
12/31/18		18.86	0.12		(1.24)	(1.12)	—	—	17.74	(5.94)	4,919,498	13		0.43	0.43	0.62
12/31/17		15.58	0.11		3.17	3.28	—	—	18.86	21.05	5,682,182	111	(c)	0.22	0.22	0.64
12/31/16		14.71	0.09		0.78	0.87	—	—	15.58	5.91	5,049,708	15		0.14	0.14	0.63

Class I
12/31/20		22.22	0.01		4.22	4.23	—	—	26.45	19.04	14,635	18		0.13	0.13	0.05
12/31/19		17.81	0.05		4.36	4.41	—	—	22.22	24.76	8,149	15		0.13	0.13	0.24
12/31/18		18.87	0.32		(1.38)	(1.06)	—	—	17.81	(5.62)	4,423	13		0.13	0.13	1.66
12/31/17	(d)	17.91	(0.01)		0.97	0.96	—	—	18.87	5.36	245	111	(c)	0.14	0.14	(0.14)

JNL/Goldman Sachs Managed Moderate Fund(a)(e)
Class A
12/31/20		17.11	(0.04)		2.16	2.12	—	—	19.23	12.39	2,869,173	24		0.44	0.44	(0.22)
12/31/19		14.90	0.11		2.10	2.21	—	—	17.11	14.83	2,909,925	16		0.44	0.44	0.71
12/31/18		15.43	0.18		(0.71)	(0.53)	—	—	14.90	(3.43)	2,858,779	9		0.44	0.44	1.15
12/31/17		13.88	0.14		1.41	1.55	—	—	15.43	11.17	3,315,407	108	(f)	0.22	0.22	0.96
12/31/16		13.15	0.13		0.60	0.73	—	—	13.88	5.55	3,276,357	9		0.14	0.14	0.97

Class I
12/31/20		17.23	0.01		2.18	2.19	—	—	19.42	12.71	4,289	24		0.14	0.14	0.08
12/31/19		14.95	0.18		2.10	2.28	—	—	17.23	15.25	3,286	16		0.14	0.14	1.09
12/31/18		15.44	0.27		(0.76)	(0.49)	—	—	14.95	(3.17)	2,458	9		0.14	0.14	1.77
12/31/17	(d)	15.06	(0.01)		0.39	0.38	—	—	15.44	2.52	113	108	(f)	0.14	0.14	(0.14)

JNL/Goldman Sachs Managed Moderate Growth Fund(a)(g)
Class A
12/31/20		19.87	(0.06)		3.15	3.09	—	—	22.96	15.55	5,790,692	20		0.43	0.43	(0.30)
12/31/19		16.68	0.09		3.10	3.19	—	—	19.87	19.12	5,740,456	16		0.43	0.43	0.47
12/31/18		17.54	0.15		(1.01)	(0.86)	—	—	16.68	(4.90)	5,467,006	10		0.43	0.43	0.86
12/31/17		15.12	0.13		2.29	2.42	—	—	17.54	16.01	6,379,304	108	(h)	0.22	0.22	0.78
12/31/16		14.31	0.11		0.70	0.81	—	—	15.12	5.66	6,050,202	13		0.14	0.14	0.73

Class I
12/31/20		20.01	(0.00	)(i)	3.18	3.18	—	—	23.19	15.89	5,618	20		0.13	0.13	(0.01)
12/31/19		16.74	0.12		3.15	3.27	—	—	20.01	19.53	5,836	16		0.13	0.13	0.66
12/31/18		17.56	0.35		(1.17)	(0.82)	—	—	16.74	(4.67)	7,485	10		0.13	0.13	1.95
12/31/17	(d)	16.90	(0.01)		0.67	0.66	—	—	17.56	3.91	846	108	(h)	0.14	0.14	(0.14)

JNL/Mellon U.S. Stock Market Index Fund (formerly JNL/Vanguard U.S. Stock Market Index Fund)
Class A
12/31/20		13.13	0.16		2.49	2.65	—	—	15.78	20.18	871,033	11		0.56	0.61	1.19
12/31/19		10.09	0.18		2.86	3.04	—	—	13.13	30.13	571,857	20		0.54	0.60	1.50
12/31/18		10.71	0.17		(0.79)	(0.62)	—	—	10.09	(5.79)	265,605	7		0.54	0.60	1.58
12/31/17	(j)	10.00	0.09		0.62	0.71	—	—	10.71	7.10	52,541	67		0.54	0.60	3.33

Class I
12/31/20		13.23	0.20		2.53	2.73	—	—	15.96	20.63	24,056	11		0.26	0.31	1.51
12/31/19		10.14	0.22		2.87	3.09	—	—	13.23	30.47	14,065	20		0.24	0.30	1.82
12/31/18		10.72	0.23		(0.81)	(0.58)	—	—	10.14	(5.41)	5,260	7		0.24	0.30	2.07
12/31/17	(j)	10.00	0.20		0.52	0.72	—	—	10.72	7.20	103	67		0.24	0.30	7.15

(a)	Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.
(b)	Effective April 27, 2020, JNL/S&P Managed Growth Fund name was changed to JNL/Goldman Sachs Managed Growth Fund.
(c)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Growth Fund: 15%.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	Effective April 27, 2020, JNL/S&P Managed Moderate Fund name was changed to JNL/Goldman Sachs Managed Moderate Fund.
(f)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Moderate Fund: 12%.
(g)	Effective April 27, 2020, JNL/S&P Managed Moderate Growth Fund name was changed to JNL/Goldman Sachs Managed Moderate Growth Fund.
(h)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Moderate Growth Fund: 11%.
(i)	Amount represents less than $0.005.
(j)	The Fund commenced operations on September 25, 2017.

1258

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL iShares Tactical Growth Fund(a)(b)
Class A
12/31/20		14.95	0.19	1.61	1.80	(0.28)	(0.88)	15.59	12.28	288,430	54	0.66		0.66		1.33
12/31/19		12.73	0.29	2.44	2.73	(0.24)	(0.27)	14.95	21.65	255,443	44	0.65		0.65		2.05
12/31/18		14.38	0.25	(1.55)	(1.30)	(0.19)	(0.16)	12.73	(9.12)	203,626	43	0.65		0.65		1.77
12/31/17		12.20	0.20	2.15	2.35	(0.17)	—	14.38	19.35	221,557	29	0.67	(c)	0.99	(c)	1.53
12/31/16		12.06	0.20	0.79	0.99	(0.16)	(0.69)	12.20	8.48	174,347	66	0.67		1.12		1.63

Class I
12/31/20		14.99	0.25	1.60	1.85	(0.32)	(0.88)	15.64	12.60	5,178	54	0.36		0.36		1.74
12/31/19		12.76	0.34	2.44	2.78	(0.28)	(0.27)	14.99	22.02	3,226	44	0.35		0.35		2.36
12/31/18		14.40	0.40	(1.66)	(1.26)	(0.22)	(0.16)	12.76	(8.85)	2,346	43	0.35		0.35		2.80
12/31/17	(d)	13.57	0.11	0.72	0.83	—	—	14.40	6.12	27	29	0.35		0.35		2.94

JNL iShares Tactical Moderate Fund(a)(b)
Class A
12/31/20		12.59	0.20	0.89	1.09	(0.24)	(0.44)	13.00	8.68	187,572	58	0.65		0.65		1.57
12/31/19		11.37	0.28	1.34	1.62	(0.25)	(0.15)	12.59	14.38	153,063	55	0.65		0.65		2.27
12/31/18		12.29	0.26	(0.91)	(0.65)	(0.20)	(0.07)	11.37	(5.35)	127,965	54	0.65		0.65		2.16
12/31/17		11.19	0.21	1.07	1.28	(0.18)	—	12.29	11.45	133,569	37	0.67	(c)	0.99	(c)	1.75
12/31/16		10.94	0.20	0.41	0.61	(0.14)	(0.22)	11.19	5.57	114,251	43	0.67		1.12		1.83

Class I
12/31/20		12.64	0.24	0.89	1.13	(0.27)	(0.44)	13.06	8.98	4,953	58	0.35		0.35		1.91
12/31/19		11.41	0.32	1.35	1.67	(0.29)	(0.15)	12.64	14.74	1,911	55	0.35		0.35		2.62
12/31/18		12.32	0.42	(1.04)	(0.62)	(0.22)	(0.07)	11.41	(5.05)	1,111	54	0.35		0.35		3.46
12/31/17	(d)	11.89	0.11	0.32	0.43	—	—	12.32	3.62	1	37	—		—		3.42

JNL iShares Tactical Moderate Growth Fund(a)(b)
Class A
12/31/20		13.91	0.19	1.34	1.53	(0.29)	(0.76)	14.39	11.15	312,116	51	0.65		0.65		1.41
12/31/19		12.18	0.29	1.89	2.18	(0.26)	(0.19)	13.91	18.06	295,665	44	0.65		0.65		2.14
12/31/18		13.58	0.26	(1.23)	(0.97)	(0.22)	(0.21)	12.18	(7.28)	254,058	45	0.65		0.65		1.93
12/31/17		11.90	0.21	1.65	1.86	(0.18)	—	13.58	15.72	289,246	37	0.67	(c)	1.00	(c)	1.64
12/31/16		11.67	0.21	0.60	0.81	(0.15)	(0.43)	11.90	7.04	246,089	50	0.67		1.12		1.74

Class I
12/31/20		13.95	0.25	1.32	1.57	(0.33)	(0.76)	14.43	11.42	6,655	51	0.35		0.35		1.79
12/31/19		12.21	0.34	1.89	2.23	(0.30)	(0.19)	13.95	18.45	3,364	44	0.35		0.35		2.52
12/31/18		13.59	0.43	(1.35)	(0.92)	(0.25)	(0.21)	12.21	(6.91)	2,282	45	0.35		0.35		3.22
12/31/17	(d)	12.97	0.06	0.56	0.62	—	—	13.59	4.78	78	37	0.38		0.38		1.52

JNL/Vanguard Growth ETF Allocation Fund
Class A
12/31/20		11.87	0.17	1.45	1.62	—	—	13.49	13.65	624,944	20	0.64		0.65		1.47
12/31/19		9.66	0.24	1.97	2.21	—	—	11.87	22.88	415,157	12	0.61		0.65		2.20
12/31/18		10.49	0.23	(1.06)	(0.83)	—	—	9.66	(7.91)	239,577	11	0.61		0.65		2.20
12/31/17	(e)	10.00	0.11	0.38	0.49	—	—	10.49	4.90	41,222	5	0.61		0.65		3.88

Class I
12/31/20		11.99	0.22	1.47	1.69	—	—	13.68	14.10	31,056	20	0.22		0.35		1.90
12/31/19		9.72	0.30	1.97	2.27	—	—	11.99	23.35	21,052	12	0.19		0.35		2.70
12/31/18		10.51	0.30	(1.09)	(0.79)	—	—	9.72	(7.52)	9,638	11	0.19		0.35		2.83
12/31/17	(e)	10.00	0.13	0.38	0.51	—	—	10.51	5.10	802	5	0.19		0.35		4.76

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds’ expenses.
(c)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	The Fund commenced operations on September 25, 2017.

1259

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Vanguard Moderate ETF Allocation Fund
Class A
12/31/20		11.30	0.18	0.91	1.09	—	—	12.39	9.65	476,960	28		0.64		0.66		1.61
12/31/19		9.76	0.27	1.27	1.54	—	—	11.30	15.78	322,337	20		0.60		0.65		2.49
12/31/18		10.23	0.25	(0.72)	(0.47)	—	—	9.76	(4.59)	143,012	17		0.60		0.65		2.45
12/31/17	(a)	10.00	0.11	0.12	0.23	—	—	10.23	2.30	33,118	6		0.60		0.65		3.99

Class I
12/31/20		11.41	0.23	0.92	1.15	—	—	12.56	10.08	15,164	28		0.21		0.36		2.01
12/31/19		9.82	0.31	1.28	1.59	—	—	11.41	16.19	11,714	20		0.18		0.35		2.89
12/31/18		10.24	0.31	(0.73)	(0.42)	—	—	9.82	(4.10)	6,138	17		0.18		0.35		3.09
12/31/17	(a)	10.00	0.16	0.08	0.24	—	—	10.24	2.40	136	6		0.18		0.35		5.77

JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
12/31/20		11.58	0.18	1.17	1.35	—	—	12.93	11.66	607,550	24		0.64		0.66		1.55
12/31/19		9.70	0.25	1.63	1.88	—	—	11.58	19.38	390,437	16		0.60		0.65		2.31
12/31/18		10.37	0.24	(0.91)	(0.67)	—	—	9.70	(6.46)	215,737	9		0.60		0.65		2.34
12/31/17	(a)	10.00	0.10	0.27	0.37	—	—	10.37	3.70	48,947	4		0.60		0.65		3.77

Class I
12/31/20		11.70	0.23	1.18	1.41	—	—	13.11	12.05	22,248	24		0.22		0.36		1.96
12/31/19		9.75	0.30	1.65	1.95	—	—	11.70	20.00	15,000	16		0.18		0.35		2.73
12/31/18		10.38	0.31	(0.94)	(0.63)	—	—	9.75	(6.07)	8,475	9		0.18		0.35		2.98
12/31/17	(a)	10.00	0.10	0.28	0.38	—	—	10.38	3.80	341	4		0.18		0.35		3.68

JNL Multi-Manager Alternative Fund(b)
Class A
12/31/20		10.69	0.18	0.63	0.81	—	—	11.50	7.58	199,535	157		2.14	(c)	2.15	(c)	1.71
12/31/19		9.80	0.13	0.76	0.89	—	—	10.69	9.08	16,769	147		2.05	(c)	2.05	(c)	1.22
12/31/18		10.19	0.06	(0.45)	(0.39)	—	—	9.80	(3.83)	14,981	181	(d)	1.98	(c)	1.98	(c)	0.61
12/31/17		9.63	0.01	0.60	0.61	(0.05)	—	10.19	6.39	13,079	240	(d)	2.05	(c)(e)	2.21	(c)(e)	0.14
12/31/16		9.57	0.01	0.14	0.15	(0.03)	(0.06)	9.63	1.60	802,534	278		2.07	(c)	2.49	(c)	0.12

Class I
12/31/20		10.75	0.20	0.65	0.85	—	—	11.60	7.91	897,039	157		1.78	(c)	1.79	(c)	1.84
12/31/19		9.82	0.16	0.77	0.93	—	—	10.75	9.47	1,203,696	147		1.75	(c)	1.75	(c)	1.53
12/31/18		10.20	0.09	(0.45)	(0.36)	(0.02)	—	9.82	(3.55)	1,064,593	181	(d)	1.68	(c)	1.68	(c)	0.91
12/31/17	(f)	10.09	0.02	0.09	0.11	—	—	10.20	1.09	1,026,572	240	(d)	1.64	(c)(e)	1.64	(c)(e)	0.59

(a)	The Fund commenced operations on September 25, 2017.
(b)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(c)	The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL Multi-Manager Alternative Fund were as follows: Class A: December 31, 2020: 1.71% (Net: 1.70%); December 31, 2019: 1.69%; December 31, 2018: 1.70%; December 31, 2017: 1.86% (Net: 1.70%); December 31, 2016: 2.16% (Net: 1.74%). Class I: December 31, 2020: 1.41% (Net: 1.40%); December 31, 2019: 1.39%; December 31, 2018: 1.40%; December 31, 2017: 1.45%. Effective September 19, 2016, the Fund voluntarily and contractually began waiving a portion of advisory fees. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.
(d)	Portfolio turnover including dollar roll transactions for JNL Multi-Manager Alternative Fund was 240% and 181% in 2017 and 2018 respectively.
(e)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.

1260

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL Multi-Manager Emerging Markets Equity Fund(a)(b)
Class A
12/31/20		10.61	0.08	0.86	0.94	(0.13)	—	11.42	8.90	993,910	103	1.23		1.23		0.82
12/31/19		9.19	0.24	1.39	1.63	(0.21)	—	10.61	17.85	427,546	25	1.22		1.22		2.40
12/31/18		11.46	0.20	(2.30)	(2.10)	(0.17)	—	9.19	(18.35)	370,350	14	1.23		1.23		1.91
12/31/17		9.02	0.17	2.40	2.57	(0.13)	—	11.46	28.60	479,920	13	1.21	(c)	1.22	(c)	1.66
12/31/16		7.72	0.12	1.38	1.50	(0.20)	—	9.02	19.28 (d)	876,859	32	1.22		1.24		1.39

Class I
12/31/20		10.63	0.11	0.86	0.97	(0.14)	—	11.46	9.21	709,999	103	0.93		0.93		1.15
12/31/19		9.21	0.27	1.39	1.66	(0.24)	—	10.63	18.17	354,158	25	0.92		0.92		2.70
12/31/18		11.51	0.24	(2.33)	(2.09)	(0.21)	—	9.21	(18.13)	366,300	14	0.93		0.93		2.26
12/31/17	(e)	9.05	0.05	2.56	2.61	(0.15)	—	11.51	28.94	535,865	13	0.94	(c)	0.94	(c)	0.50
12/31/16		7.75	0.14	1.38	1.52	(0.22)	—	9.05	19.50 (d)	488	32	1.02		1.04		1.59

JNL Multi-Manager International Small Cap Fund
Class A
12/31/20		10.59	0.07	3.32	3.39	(0.22)	—	13.76	32.18	4,173	87	1.21		1.21		0.68
12/31/19		8.08	0.08	2.48	2.56	(0.05)	—	10.59	31.72	6,196	74	1.21		1.21		0.85
12/31/18	(f)	10.00	0.02	(1.94)	(1.92)	—	—	8.08	(19.20)	462	24	1.22		1.22		0.64

Class I
12/31/20		10.63	0.10	3.36	3.46	(0.25)	—	13.84	32.68	314,548	87	0.91		0.91		0.92
12/31/19		8.09	0.14	2.45	2.59	(0.05)	—	10.63	32.06	280,665	74	0.91		0.91		1.52
12/31/18	(f)	10.00	0.03	(1.94)	(1.91)	—	—	8.09	(19.10)	251,462	24	0.92		0.92		0.97

JNL Multi-Manager Mid Cap Fund(a)
Class A
12/31/20		14.19	0.04	2.02	2.06	—	—	16.25	14.52	274,671	62	1.08		1.08		0.28
12/31/19		11.02	0.05	3.12	3.17	—	—	14.19	28.77	205,717	35	1.09		1.09		0.37
12/31/18		12.34	0.03	(0.69)	(0.66)	—	(0.66)	11.02	(5.70)	108,870	39	1.09		1.09		0.27
12/31/17		10.67	0.03	1.68	1.71	(0.01)	(0.03)	12.34	16.04	60,188	38	1.08		1.08		0.27
12/31/16	(g)	10.00	0.01	0.66	0.67	—	—	10.67	6.70	807,473	13	1.09		1.09		0.23

Class I
12/31/20		14.24	0.08	2.05	2.13	—	—	16.37	14.96	1,052,770	62	0.78		0.78		0.58
12/31/19		11.03	0.09	3.12	3.21	—	—	14.24	29.10	988,423	35	0.79		0.79		0.66
12/31/18		12.36	0.07	(0.70)	(0.63)	(0.04)	(0.66)	11.03	(5.45)	795,203	39	0.79		0.79		0.53
12/31/17	(h)	11.62	0.02	0.72	0.74	—	—	12.36	6.37	905,025	38	0.82		0.82		0.47

JNL Multi-Manager Small Cap Growth Fund(a)
Class A
12/31/20		32.03	(0.22)	15.09	14.87	—	—	46.90	46.43	2,737,581	68	0.97		0.97		(0.63)
12/31/19		23.57	(0.12)	8.58	8.46	—	—	32.03	35.89	2,003,267	78	0.97		0.97		(0.42)
12/31/18		25.88	(0.10)	(0.26)	(0.36)	—	(1.95)	23.57	(2.05)	1,411,021	92	0.97		0.97		(0.37)
12/31/17		20.34	(0.09)	5.63	5.54	—	—	25.88	27.24	1,276,476	99	0.97		0.97		(0.38)
12/31/16		22.26	(0.04)	1.15	1.11	—	(3.03)	20.34	5.75	1,293,050	119	0.98		0.98		(0.18)

Class I
12/31/20		33.82	(0.12)	15.97	15.85	—	—	49.67	46.87	471,529	68	0.67		0.67		(0.33)
12/31/19		24.81	(0.04)	9.05	9.01	—	—	33.82	36.32	405,350	78	0.67		0.67		(0.12)
12/31/18		27.07	(0.02)	(0.29)	(0.31)	—	(1.95)	24.81	(1.77)	412,281	92	0.67		0.67		(0.07)
12/31/17	(e)	21.23	(0.04)	5.88	5.84	—	—	27.07	27.51	430,734	99	0.70		0.70		(0.15)
12/31/16		23.06	0.00	1.20	1.20	—	(3.03)	21.23	5.95	867	119	0.78		0.78		0.02

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Effective April 27, 2020, JNL/Lazard Emerging Markets Fund name was changed to JNL Multi-Manager Emerging Markets Equity Fund.
(c)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(d)	Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL Multi-Manager Emerging Markets Equity Fund - 19.16% and 19.38%.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)	The Fund commenced operations on August 13, 2018.
(g)	The Fund commenced operations on September 19, 2016.
(h)	Effective September 25, 2017, Class I shares were offered by the Fund.

1261

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL Multi-Manager Small Cap Value Fund(a)
Class A
12/31/20		14.23	0.02		0.80	0.82	—	—	15.05	5.76	742,968	48	1.08	1.08	0.16
12/31/19		11.36	0.07		2.80	2.87	—	—	14.23	25.26	721,750	84	1.08	1.08	0.52
12/31/18		15.33	0.07		(2.15)	(2.08)	(0.05)	(1.84)	11.36	(14.77)	585,098	74	1.07	1.07	0.46
12/31/17		14.56	0.06		1.50	1.56	(0.09)	(0.70)	15.33	11.06	695,070	79	1.07	1.07	0.38
12/31/16		12.86	0.09		2.80	2.89	(0.09)	(1.10)	14.56	23.78	1,231,425	84	1.08	1.08	0.65

Class I
12/31/20		14.29	0.06		0.81	0.87	—	—	15.16	6.09	412,602	48	0.78	0.78	0.45
12/31/19		11.37	0.11		2.81	2.92	—	—	14.29	25.68	388,719	84	0.78	0.78	0.82
12/31/18		15.35	0.12		(2.16)	(2.04)	(0.10)	(1.84)	11.37	(14.53)	495,228	74	0.77	0.77	0.78
12/31/17	(b)	14.58	0.16		1.43	1.59	(0.12)	(0.70)	15.35	11.26	535,602	79	0.81	0.81	1.04
12/31/16		12.86	0.11		2.81	2.92	(0.10)	(1.10)	14.58	24.02	521	84	0.88	0.88	0.84

JNL S&P 500 Index Fund

Class I
12/31/20		13.44	0.23		2.21	2.44	—	—	15.88	18.15	179,890	19	0.11	0.33	1.69
12/31/19		10.24	0.23		2.97	3.20	—	—	13.44	31.25	85,170	35	0.15	0.32	1.87
12/31/18		10.74	0.21		(0.71)	(0.50)	—	—	10.24	(4.66)	28,636	98	0.17	0.32	1.85
12/31/17	(c)	10.00	0.05		0.69	0.74	—	—	10.74	7.40	6,100	7	0.20	0.33	1.75

JNL/AQR Large Cap Defensive Style Fund
Class A
12/31/20		10.70	0.11		1.15	1.26	—	—	11.96	11.78	57,133	55	0.86	0.86	0.99
12/31/19	(d)	10.00	0.07		0.63	0.70	—	—	10.70	7.00	37,276	82	0.86	0.86	1.33

Class I
12/31/20		10.71	0.14		1.16	1.30	—	—	12.01	12.14	1,672	55	0.56	0.56	1.27
12/31/19	(d)	10.00	0.08		0.63	0.71	—	—	10.71	7.10	570	82	0.56	0.56	1.52

JNL/Baillie Gifford International Growth Fund (formerly JNL/Vanguard International Fund)(e)(f)
Class A
12/31/20		11.72	0.07		6.57	6.64	—	—	18.36	56.66	1,266,830	22	0.59	1.08	0.50
12/31/19		8.98	0.08		2.66	2.74	—	—	11.72	30.51	644,058	14	0.58	1.09	0.77
12/31/18		10.34	(0.00	)(g)	(1.36)	(1.36)	—	—	8.98	(13.15)	444,504	16	0.58	1.13	(0.05)
12/31/17	(c)	10.00	(0.02)		0.36	0.34	—	—	10.34	3.40	78,429	16	0.58	1.13	(0.58)

Class I
12/31/20		11.79	0.10		6.64	6.74	—	—	18.53	57.17	30,461	22	0.29	0.78	0.71
12/31/19		9.01	0.10		2.68	2.78	—	—	11.79	30.85	11,488	14	0.28	0.79	0.96
12/31/18		10.34	(0.00	)(c)	(1.33)	(1.33)	—	—	9.01	(12.86)	5,889	16	0.28	0.83	(0.01)
12/31/17	(c)	10.00	(0.01)		0.35	0.34	—	—	10.34	3.40	209	16	0.28	0.83	(0.28)

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	The Fund commenced operations on September 25, 2017.
(d)	The Fund commenced operations on June 24, 2019.
(e)	The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.
(f)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Baillie Gifford International Growth Fund (formerly JNL/Vanguard International Fund) - Class A: December 31, 2020: 0.97%, 1.46%, 0.12%; December 31, 2019: 0.96%, 1.47%, 0.39%; December 31, 2018: 0.95%, 1.50%, (0.42%); December 31, 2017: 0.97%, 1.52%, (0.97%). JNL/Baillie Gifford International Growth Fund (formerly JNL/Vanguard International Fund) - Class I: December 31, 2020: 0.67%, 1.16%, 0.33%; December 31, 2019: 0.66%, 1.17%, 0.58%; December 31, 2018: 0.65%, 1.20%, (0.38%); December 31, 2017: 0.67%, 1.22%, (0.67%).
(g)	Amount represents less than $0.005.

1262

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/BlackRock Advantage International Fund
Class A
12/31/20		10.52	0.11	0.61	0.72	(0.03)	—	11.21	6.82	13,921	173	1.00		1.00		1.15
12/31/19	(a)	10.00	0.05	0.54	0.59	(0.07)	—	10.52	5.85	3,303	86	1.01		1.01		0.96

Class I
12/31/20		10.53	0.15	0.61	0.76	(0.05)	—	11.24	7.19	23,649	173	0.70		0.70		1.57
12/31/19	(a)	10.00	0.08	0.52	0.60	(0.07)	—	10.53	6.02	21,653	86	0.71		0.71		1.47

JNL/BlackRock Global Allocation Fund(b)
Class A
12/31/20		13.36	0.08	2.45	2.53	—	—	15.89	18.94	3,721,428	169	1.03	(e)	1.04	(e)	0.60
12/31/19		11.35	0.15	1.86	2.01	—	—	13.36	17.71	3,586,552	203	1.06	(e)	1.06	(e)	1.24
12/31/18	(c)	12.62	0.15	(1.10)	(0.95)	(0.09)	(0.23)	11.35	(7.62)	3,460,330	144	1.07	(e)	1.07	(e)	1.22
12/31/17	(c)	11.26	0.12	1.43	1.55	(0.19)	—	12.62	13.83	4,035,435	119	1.09	(e)	1.09	(e)	1.00
12/31/16	(c)	11.17	0.12	0.32	0.44	(0.04)	(0.31)	11.26	3.97	3,710,790	133	1.07	(e)	1.07	(e)	1.05

Class I
12/31/20		13.52	0.14	2.46	2.60	—	—	16.12	19.23	374,455	169	0.73	(e)	0.74	(e)	0.90
12/31/19		11.45	0.19	1.88	2.07	—	—	13.52	18.08	15,213	203	0.76	(e)	0.76	(e)	1.53
12/31/18	(c)	12.72	0.20	(1.12)	(0.92)	(0.12)	(0.23)	11.45	(7.33)	9,970	144	0.77	(e)	0.77	(e)	1.59
12/31/17	(c)(d)	11.34	0.15	1.45	1.60	(0.22)	—	12.72	14.13	557	119	0.86	(e)	0.86	(e)	1.23
12/31/16	(c)	11.25	0.14	0.32	0.46	(0.07)	(0.31)	11.34	4.14	310	133	0.87	(e)	0.87	(e)	1.25

JNL/BlackRock Global Natural Resources Fund(b)
Class A
12/31/20		8.15	0.19	0.16	0.35	—	—	8.50	4.29	682,096	87	1.01		1.01		2.63
12/31/19		7.10	0.20	0.85	1.05	—	—	8.15	14.79	641,921	71	1.00		1.00		2.56
12/31/18		8.77	0.19	(1.69)	(1.50)	(0.17)	—	7.10	(17.27)	628,346	64	0.99		0.99		2.30
12/31/17		9.12	0.09	(0.36)	(0.27)	(0.08)	—	8.77	(2.90)	864,694	104	0.99		0.99		1.04
12/31/16		7.26	0.07	1.85	1.92	(0.06)	—	9.12	26.52 (f)	1,006,258	4	0.99		0.99		0.83

Class I
12/31/20		8.24	0.20	0.18	0.38	—	—	8.62	4.61	3,111	87	0.71		0.71		2.77
12/31/19		7.16	0.21	0.87	1.08	—	—	8.24	15.08	3,750	71	0.70		0.70		2.70
12/31/18		8.85	0.23	(1.73)	(1.50)	(0.19)	—	7.16	(17.11)	1,185	64	0.69		0.69		2.69
12/31/17	(d)	9.20	0.11	(0.37)	(0.26)	(0.09)	—	8.85	(2.67)	2,041	104	0.74		0.74		1.34
12/31/16		7.32	0.08	1.88	1.96	(0.08)	—	9.20	26.82 (f)	813	4	0.79		0.79		1.04

(a)	The Fund commenced operations on June 24, 2019.
(b)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(c)	Consolidated Financial Statements.
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/BlackRock Global Allocation Fund were as follows: Class A: December 31, 2020: 1.04% (Net: 1.03%); December 31, 2019: 0.73%; December 31, 2018: 1.05%; December 31, 2017: 1.07%; December 31, 2016: 1.06%. Class I: December 31, 2020: 0.74% (Net : 0.73%); December 31, 2019: 0.76%; December 31, 2018: 0.75%; December 31, 2017: 0.84%; December 31, 2016: 0.86%.
(f)	Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Global Natural Resources Fund: 26.42% and 26.72%.

1263

				Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)	Net realized & unrealized gains (losses)($)		Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/BlackRock Large Cap Select Growth Fund(a)
Class A
12/31/20		44.97		(0.20)	17.48		17.28	—	—	62.25	38.43	4,251,332	40	0.86	0.86	(0.39)
12/31/19		33.99		(0.11)	11.09		10.98	—	—	44.97	32.30	3,079,670	44	0.87	0.87	(0.26)
12/31/18		36.45		(0.02)	0.83		0.81	—	(3.27)	33.99	1.91	2,337,258	50	0.87	0.87	(0.05)
12/31/17		27.73		(0.02)	9.29		9.27	—	(0.55)	36.45	33.58	2,036,161	49	0.87	0.87	(0.05)
12/31/16		28.21		(0.02)	0.16		0.14	—	(0.62)	27.73	0.45	2,507,803	92	0.89	0.89	(0.06)

Class I
12/31/20		47.08		(0.05)	18.34		18.29	—	—	65.37	38.85	925,425	40	0.56	0.56	(0.09)
12/31/19		35.47		0.02	11.59		11.61	—	—	47.08	32.73	841,339	44	0.57	0.57	0.04
12/31/18		37.80		0.11	0.83		0.94	—	(3.27)	35.47	2.19	784,611	50	0.57	0.57	0.25
12/31/17	(b)	28.67		0.02	9.66		9.68	—	(0.55)	37.80	33.91	1,044,014	49	0.59	0.59	0.05
12/31/16		29.09		0.05	0.15		0.20	—	(0.62)	28.67	0.64	1,345	92	0.69	0.69	0.17

JNL/Causeway International Value Select Fund(a)
Class A
12/31/20		15.20		0.17	0.72		0.89	(0.64)	—	15.45	5.89	497,396	61	0.97	0.97	1.27
12/31/19		13.92		0.41	2.15		2.56	(0.45)	(0.83)	15.20	18.97	505,381	30	0.97	0.97	2.77
12/31/18		17.17		0.38	(3.37)		(2.99)	(0.26)	—	13.92	(17.51)	456,772	33	0.97	0.97	2.32
12/31/17		13.50		0.37	3.46		3.83	(0.16)	—	17.17	28.47	544,261	35	0.97	0.97	2.38
12/31/16		13.66	(e)	0.30 (e)	(0.30	)(e)	0.00 (e)	(0.16)	—	13.50	0.01	785,113	33	1.00	1.00	2.26

Class I
12/31/20		15.62		0.22	0.74		0.96	(0.68)	—	15.90	6.23	793,682	61	0.67	0.67	1.64
12/31/19		14.28		0.47	2.20		2.67	(0.50)	(0.83)	15.62	19.30	1,006,459	30	0.67	0.67	3.05
12/31/18		17.63		0.44	(3.46)		(3.02)	(0.33)	—	14.28	(17.26)	1,016,182	33	0.67	0.67	2.65
12/31/17	(b)	13.83		0.23	3.75		3.98	(0.18)	—	17.63	28.84	1,312,240	35	0.69	0.69	1.37
12/31/16		13.99	(e)	0.33 (e)	(0.31	)(e)	0.02 (e)	(0.18)	—	13.83	0.12	726	33	0.80	0.80	2.45

JNL/ClearBridge Large Cap Growth Fund
Class A
12/31/20		14.26		(0.02)	4.37		4.35	—	—	18.61	30.50	473,024	23	0.94	0.94	(0.11)
12/31/19		10.83		0.02	3.41		3.43	—	—	14.26	31.67	315,902	19	0.95	0.95	0.13
12/31/18		10.84		0.02	(0.03)		(0.01)	—	—	10.83	(0.09)	118,866	15	0.95	0.95	0.20
12/31/17	(f)	10.00		0.00	0.84		0.84	—	—	10.84	8.40	22,625	6	0.96	0.96	0.12

Class I
12/31/20		14.34		0.03	4.41		4.44	—	—	18.78	30.96	982,103	23	0.64	0.64	0.20
12/31/19		10.87		0.05	3.42		3.47	—	—	14.34	31.92	895,769	19	0.65	0.65	0.41
12/31/18		10.85		0.05	(0.03)		0.02	—	—	10.87	0.18	450,974	15	0.65	0.65	0.45
12/31/17	(f)	10.00		0.01	0.84		0.85	—	—	10.85	8.50	437,763	6	0.66	0.66	0.44

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Boston Partners Global Long Short Equity Fund were as follows: Class A: December 31, 2020: 1.55%; December 31, 2019: 1.55%; December 31, 2018: 1.56%; December 31, 2017: 1.54%; December 31, 2016: 1.56%. Class I: December 31, 2020: 1.25%; December 31, 2019: 1.25%; December 31, 2018: 1.26%; December 31, 2017: 1.28%.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.
(f)	The Fund commenced operations on September 25, 2017.

1264

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/DFA International Core Equity Fund
Class A
12/31/20		10.82	0.14	0.61	0.75	(0.06)	(0.01)	11.50	6.96	35,467	14	0.91		0.92		1.41
12/31/19	(a)	10.00	0.05	0.77	0.82	—	—	10.82	8.20	9,460	5	0.97		0.97		0.96

Class I
12/31/20		10.84	0.18	0.62	0.80	(0.07)	(0.01)	11.56	7.35	75,586	14	0.56		0.62		1.83
12/31/19	(a)	10.00	0.07	0.77	0.84	—	—	10.84	8.40	63,773	5	0.65		0.67		1.38

JNL/DFA U.S. Core Equity Fund(b)
Class A
12/31/20		15.96	0.15	2.38	2.53	—	—	18.49	15.85	1,219,723	6	0.80		0.80		1.01
12/31/19		12.32	0.15	3.49	3.64	—	—	15.96	29.55	1,239,672	9	0.80		0.80		1.06
12/31/18		13.72	0.15	(1.19)	(1.04)	(0.13)	(0.23)	12.32	(7.75)	968,172	6	0.80		0.80		1.07
12/31/17		11.73	0.12	2.22	2.34	(0.11)	(0.24)	13.72	20.23	1,122,274	7	0.80	(c)	0.85	(c)	0.98
12/31/16		10.66	0.14	1.33	1.47	(0.11)	(0.29)	11.73	14.02	947,909	16	0.80		0.88		1.24

Class I
12/31/20		16.99	0.22	2.55	2.77	—	—	19.76	16.30	67,956	6	0.45		0.50		1.36
12/31/19		13.07	0.22	3.70	3.92	—	—	16.99	29.99	65,497	9	0.45		0.50		1.41
12/31/18		14.52	0.21	(1.26)	(1.05)	(0.17)	(0.23)	13.07	(7.46)	56,150	6	0.45		0.50		1.42
12/31/17	(d)	12.38	0.18	2.33	2.51	(0.13)	(0.24)	14.52	20.54	68,462	7	0.47	(c)	0.52	(c)	1.26
12/31/16		11.22	0.17	1.41	1.58	(0.13)	(0.29)	12.38	14.31	330	16	0.60		0.68		1.45

JNL/DFA U.S. Small Cap Fund(b)
Class A
12/31/20		8.27	0.04	1.05	1.09	—	—	9.36	13.18	206,800	23	1.02		1.02		0.53
12/31/19		7.42	0.03	1.52	1.55	(0.04)	(0.66)	8.27	21.36	152,344	26	1.04		1.04		0.42
12/31/18		10.33	0.03	(1.26)	(1.23)	(0.04)	(1.64)	7.42	(13.68)	78,485	38	1.06		1.06		0.34
12/31/17		9.72	0.01	0.95	0.96	(0.02)	(0.33)	10.33	10.15	67,066	61	1.15		1.15		0.07
12/31/16		8.30	0.02	2.09	2.11	(0.02)	(0.67)	9.72	26.75	113,318	20	1.17		1.17		0.29

Class I
12/31/20		8.27	0.07	1.05	1.12	—	—	9.39	13.54	7,965	23	0.67		0.72		0.89
12/31/19		7.43	0.06	1.52	1.58	(0.08)	(0.66)	8.27	21.80	4,948	26	0.69		0.74		0.71
12/31/18		10.34	0.06	(1.26)	(1.20)	(0.07)	(1.64)	7.43	(13.37)	15,637	38	0.71		0.76		0.62
12/31/17	(e)	9.69	0.02	0.63	0.65	—	—	10.34	6.71	62,254	61	0.76		0.81		0.66

JNL/DoubleLine Core Fixed Income Fund(b)
Class A
12/31/20		13.17	0.33	0.34	0.67	—	—	13.84	5.09	2,668,312	117	0.77		0.77		2.48
12/31/19		12.55	0.41	0.57	0.98	(0.36)	—	13.17	7.81	2,799,726	53	0.77		0.77		3.11
12/31/18		12.93	0.38	(0.44)	(0.06)	(0.13)	(0.19)	12.55	(0.45)	2,790,974	76	0.77		0.77		3.01
12/31/17		12.31	0.31	0.35	0.66	(0.04)	—	12.93	5.39	3,195,393	550	0.79	(c)(f)	0.81	(c)(f)	2.44
12/31/16		12.04	0.33	0.00	0.33	(0.05)	(0.01)	12.31	2.72	3,733,713	475	0.82	(f)	0.84	(f)	2.63

Class I
12/31/20		14.24	0.40	0.36	0.76	—	—	15.00	5.34	1,201,622	117	0.47		0.47		2.76
12/31/19		13.53	0.48	0.63	1.11	(0.40)	—	14.24	8.23	1,027,124	53	0.47		0.47		3.38
12/31/18		13.91	0.46	(0.48)	(0.02)	(0.17)	(0.19)	13.53	(0.17)	630,621	76	0.47		0.47		3.36
12/31/17	(d)	13.25	0.34	0.39	0.73	(0.07)	—	13.91	5.54	249,704	550	0.54	(c)(f)	0.54	(c)(f)	2.45
12/31/16		12.93	0.38	0.00	0.38	(0.05)	(0.01)	13.25	2.96	17,283	475	0.62	(f)	0.64	(f)	2.86

(a)	The Fund commenced operations on June 24, 2019.
(b)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(c)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)	The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/DoubleLine Core Fixed Income Fund were as follows: Class A: December 31, 2020: N/A%; December 31, 2017: 0.79% (Net: 0.77%); December 31, 2016: 0.80% (Net: 0.78%). Class I: December 31, 2020: N/A%; December 31, 2017: 0.52% (Net: 0.52%); December 31, 2016: 0.60% (Net: 0.58%). Effective January 1, 2017, the Fund voluntarily began waiving a portion of advisory fees. Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

1265

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/DoubleLine Emerging Markets Fixed Income Fund(a)
Class A
12/31/20		11.84	0.40	(0.04)	0.36	—	—	12.20	3.04	156,897	48	1.08	1.08	3.46
12/31/19		10.63	0.52	0.69	1.21	—	—	11.84	11.38	47,569	34	1.09	1.09	4.51
12/31/18		11.11	0.33	(0.64)	(0.31)	—	(0.17)	10.63	(2.81)	13,801	54	1.10	1.10	3.04
12/31/17		10.49	0.34	0.42	0.76	(0.07)	(0.07)	11.11	7.30	11,771	103	1.09	1.09	3.10
12/31/16	(b)	10.00	0.26	0.23	0.49	—	—	10.49	4.90	136,446	68	1.10	1.10	3.59

Class I
12/31/20		11.67	0.44	(0.05)	0.39	—	—	12.06	3.34	595,220	48	0.78	0.78	3.93
12/31/19		10.45	0.54	0.68	1.22	—	—	11.67	11.67	597,896	34	0.79	0.79	4.85
12/31/18		11.13	0.36	(0.64)	(0.28)	(0.23)	(0.17)	10.45	(2.51)	487,466	54	0.80	0.80	3.34
12/31/17	(c)	11.13	0.08	(0.08)	0.00	—	—	11.13	0.00	531,827	103	0.82	0.82	2.64

JNL/DoubleLine Shiller Enhanced CAPE Fund(a)
Class A
12/31/20		16.60	0.23	2.29	2.52	—	—	19.12	15.18	1,594,961	71	1.01	1.01	1.43
12/31/19		12.42	0.36	3.82	4.18	—	—	16.60	33.66	1,499,136	52	1.02	1.03	2.42
12/31/18		14.96	0.36	(0.91)	(0.55)	(0.12)	(1.87)	12.42	(4.51)	848,145	56	1.04	1.04	2.39
12/31/17		12.86	0.23	2.50	2.73	—	(0.63)	14.96	21.51	673,994	88	1.07	1.07	1.63
12/31/16		10.99	0.19	1.88	2.07	(0.10)	(0.10)	12.86	18.90	810,413	106	1.09	1.09	1.54

Class I
12/31/20		16.68	0.27	2.32	2.59	—	—	19.27	15.53	600,061	71	0.71	0.71	1.73
12/31/19		12.44	0.41	3.83	4.24	—	—	16.68	34.08	593,948	52	0.72	0.73	2.76
12/31/18		14.97	0.40	(0.90)	(0.50)	(0.16)	(1.87)	12.44	(4.23)	529,353	56	0.74	0.74	2.64
12/31/17	(c)	14.09	0.09	0.79	0.88	—	—	14.97	6.25	730,742	88	0.79	0.79	2.33

JNL/DoubleLine Total Return Fund(a)
Class A
12/31/20		11.27	0.31	(0.01)	0.30	—	—	11.57	2.66	1,052,998	50	0.82	0.82	2.74
12/31/19		10.67	0.37	0.23	0.60	—	—	11.27	5.62	1,111,722	25	0.82	0.82	3.37
12/31/18		10.85	0.37	(0.19)	0.18	(0.36)	—	10.67	1.71	952,987	26	0.83	0.83	3.48
12/31/17		10.70	0.35	0.09	0.44	(0.29)	—	10.85	4.16	866,061	21	0.84	0.84	3.19
12/31/16		10.65	0.32	(0.10)	0.22	(0.17)	—	10.70	2.05	2,561,009	18	0.83	0.84	2.97

Class I
12/31/20		11.29	0.35	(0.01)	0.34	—	—	11.63	3.01	1,795,030	50	0.52	0.52	3.02
12/31/19		10.66	0.41	0.22	0.63	—	—	11.29	5.91	1,564,576	25	0.52	0.52	3.67
12/31/18		10.85	0.41	(0.19)	0.22	(0.41)	—	10.66	2.11	1,298,704	26	0.53	0.53	3.77
12/31/17	(c)	10.82	0.11	(0.08)	0.03	—	—	10.85	0.28	1,521,328	21	0.57	0.57	3.68

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	The Fund commenced operations on April 25, 2016.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.

1266

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Fidelity Institutional Asset Management Total Bond Fund(a)
Class A
12/31/20		12.01	0.25	0.76	1.01	—		—	13.02	8.41	1,054,838	129	(b)	0.79		0.79		1.98
12/31/19		11.19	0.30	0.73	1.03	(0.21)		—	12.01	9.23	891,521	364	(b)	0.81		0.81		2.54
12/31/18		11.68	0.27	(0.46)	(0.19)	(0.30)		—	11.19	(1.59)	859,612	318	(b)	0.84		0.84		2.40
12/31/17		11.57	0.26	0.09	0.35	(0.24)		—	11.68	3.02	959,472	226	(b)	0.86	(c)	0.87	(c)	2.19
12/31/16		11.61	0.22	0.03	0.25	(0.29)		—	11.57	2.10	1,145,530	443	(b)	0.86		0.87		1.81

Class I
12/31/20		12.24	0.28	0.78	1.06	—		—	13.30	8.66	322,922	129	(b)	0.49		0.49		2.20
12/31/19		11.40	0.34	0.75	1.09	(0.25)		—	12.24	9.56	118,021	364	(b)	0.51		0.51		2.84
12/31/18		11.89	0.31	(0.47)	(0.16)	(0.33)		—	11.40	(1.29)	91,757	318	(b)	0.54		0.54		2.67
12/31/17	(d)	11.77	0.30	0.09	0.39	(0.27)		—	11.89	3.27	155,230	226	(b)	0.58	(c)	0.58	(c)	2.50
12/31/16		11.80	0.24	0.04	0.28	(0.31)		—	11.77	2.33	480	443	(b)	0.66		0.67		2.01

JNL/First Sentier Global Infrastructure Fund (formerly JNL/First State Global Infrastructure Fund)(a)
Class A
12/31/20		16.03	0.19	(0.78)	(0.59)	—		—	15.44	(3.68)	636,060	78		1.15		1.15		1.32
12/31/19		12.63	0.32	3.08	3.40	—		—	16.03	26.92	782,786	49		1.15		1.15		2.16
12/31/18		13.95	0.37	(1.25)	(0.88)	(0.44)		—	12.63	(6.40)	727,790	155		1.15		1.15		2.71
12/31/17		12.92	0.29	0.99	1.28	(0.25)		—	13.95	9.90	957,356	97		1.15		1.15		2.06
12/31/16		11.76	0.24	1.25	1.49	(0.33)		—	12.92	12.58	900,328	100		1.15		1.15		1.90

Class I
12/31/20		16.16	0.23	(0.78)	(0.55)	—		—	15.61	(3.40)	333,729	78		0.85		0.85		1.61
12/31/19		12.70	0.38	3.08	3.46	—		—	16.16	27.24	232,318	49		0.85		0.85		2.54
12/31/18		14.02	0.41	(1.25)	(0.84)	(0.48)		—	12.70	(6.10)	137,753	155		0.85		0.85		3.04
12/31/17	(d)	12.97	0.32	1.01	1.33	(0.28)		—	14.02	10.19	60,889	97		0.86		0.86		2.31
12/31/16		11.82	0.28	1.23	1.51	(0.36)		—	12.97	12.72	247	100		0.95		0.95		2.15

JNL/Franklin Templeton Global Multisector Bond Fund(a)
Class A
12/31/20		9.86	0.34	(1.01)	(0.67)	(1.33)		—	7.86	(6.70)	545,200	50		1.06		1.06		3.74
12/31/19		10.80	0.60	(0.50)	0.10	(1.04)		—	9.86	1.05	621,702	45		1.02		1.02		5.59
12/31/18		10.73	0.57	(0.50)	0.07	—		—	10.80	0.65	663,191	22		1.01		1.01		5.26
12/31/17		10.36	0.55	(0.18)	0.37	—		—	10.73	3.57	725,646	46		1.03		1.03		5.16
12/31/16		10.04	0.45	(0.07)	0.38	(0.00	)(e)	(0.06)	10.36	3.82	1,724,715	65		1.05		1.07		4.62

Class I
12/31/20		9.96	0.39	(1.04)	(0.65)	(1.36)		—	7.95	(6.40)	55,503	50		0.76		0.76		4.08
12/31/19		10.90	0.64	(0.50)	0.14	(1.08)		—	9.96	1.39	478,822	45		0.72		0.72		5.86
12/31/18		10.80	0.60	(0.50)	0.10	—		—	10.90	0.93	874,768	22		0.71		0.71		5.56
12/31/17	(d)	10.40	0.75	(0.35)	0.40	—		—	10.80	3.85	988,263	46		0.75		0.75		6.88
12/31/16		10.08	0.47	(0.06)	0.41	(0.03)		(0.06)	10.40	4.05	212	65		0.85		0.87		4.81

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Portfolio turnover including dollar roll transactions for JNL/Fidelity Institutional Asset Management Total Bond Fund was 531%, 350%, 433%, 508%, and 241% in 2016, 2017, 2018, 2019 and 2020 respectively.
(c)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Amount represents less than $0.005.

1267

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Franklin Templeton Growth Allocation Fund(a)
Class A
12/31/20		14.89	0.19	1.49	1.68	—	—	16.57	11.28	1,167,396	81		0.99	1.00	1.30
12/31/19	(b)	12.65	0.09	2.15	2.24	—	—	14.89	17.71	1,209,936	109	(c)	0.68	0.69	0.64
12/31/18		13.97	0.34	(1.66)	(1.32)	—	—	12.65	(9.45)	1,175,318	5		0.35	0.35	2.45
12/31/17		12.50	0.35	1.12	1.47	—	—	13.97	11.76	1,480,293	104	(d)	0.14	0.14	2.65
12/31/16		11.02	0.34	1.14	1.48	—	—	12.50	13.43	1,454,361	8		0.05	0.05	2.99

Class I
12/31/20		14.99	0.23	1.51	1.74	—	—	16.73	11.61	1,402	81		0.69	0.70	1.57
12/31/19		12.70	0.14	2.15	2.29	—	—	14.99	18.03	1,537	109	(c)	0.41	0.42	1.02
12/31/18		13.98	0.82	(2.10)	(1.28)	—	—	12.70	(9.16)	1,030	5		0.05	0.05	5.95
12/31/17	(e)	13.62	0.00	0.36	0.36	—	—	13.98	2.64	6	104	(d)	0.04	0.04	(0.04)

JNL/Franklin Templeton Income Fund(f)
Class A
12/31/20		12.70	0.45	(0.34)	0.11	—	—	12.81	0.87	1,648,143	49		0.93	0.93	3.84
12/31/19		10.95	0.48	1.27	1.75	—	—	12.70	15.98	1,877,152	29		0.93	0.93	4.00
12/31/18		11.98	0.50	(0.99)	(0.49)	(0.54)	—	10.95	(4.22)	1,753,784	50		0.92	0.92	4.20
12/31/17		11.32	0.47	0.65	1.12	(0.46)	—	11.98	9.93	2,054,043	24		0.92	0.92	4.01
12/31/16		10.39	0.45	1.00	1.45	(0.52)	—	11.32	14.12	2,469,017	43		0.93	0.93	4.15

Class I
12/31/20		12.17	0.47	(0.33)	0.14	—	—	12.31	1.15	5,401	49		0.63	0.63	4.13
12/31/19		10.46	0.58	1.13	1.71	—	—	12.17	16.35	3,929	29		0.63	0.63	5.12
12/31/18		11.47	0.51	(0.94)	(0.43)	(0.58)	—	10.46	(3.95)	398,824	50		0.62	0.62	4.50
12/31/17	(g)	10.85	0.46	0.64	1.10	(0.48)	—	11.47	10.20	492,685	24		0.64	0.64	4.07
12/31/16		9.99	0.45	0.95	1.40	(0.54)	—	10.85	14.23	579	43		0.73	0.73	4.36

(a)	Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.
(b)	On June 24, 2019, JNL/Franklin Templeton Founding Strategy Fund name was changed to JNL/Franklin Templeton Growth Allocation Fund and became a Sub-Advised Fund. Prior to June 24, 2019, the fund held securities selected by the Sub-Advisor and was considered a “Fund of Funds.”
(c)	Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund includes the sale of the Fund’s underlying funds effective June 24, 2019. Portfolio turnover not including the sale of the Fund’s underlying funds was 89% in 2019.
(d)	Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund not including the purchase and sale of each Underlying Fund was 4%.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

1268

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/GQG Emerging Markets Equity Fund
Class A
12/31/20		10.78	(0.05)	3.62	3.57	—	—	14.35	33.12	225,079	102	1.36	1.36	(0.47)
12/31/19		8.94	0.11	1.77	1.88	(0.04)	—	10.78	21.09	81,360	85	1.36	1.36	1.07
12/31/18		10.51	0.03	(1.60)	(1.57)	—	—	8.94	(14.94)	18,433	115	1.36	1.36	0.34
12/31/17	(a)	10.00	(0.01)	0.52	0.51	—	—	10.51	5.10	3,048	31	1.36	1.36	(0.27)

Class I
12/31/20		10.85	0.01	3.63	3.64	—	—	14.49	33.55	590,125	102	1.06	1.06	0.09
12/31/19		8.98	0.14	1.78	1.92	(0.05)	—	10.85	21.38	567,543	85	1.06	1.06	1.42
12/31/18		10.52	0.07	(1.61)	(1.54)	—	—	8.98	(14.64)	442,362	115	1.06	1.06	0.67
12/31/17	(a)	10.00	0.00	0.52	0.52	—	—	10.52	5.20	413,849	31	1.06	1.06	(0.07)

JNL/Harris Oakmark Global Equity Fund(b)
Class A
12/31/20		11.00	0.02	1.21	1.23	(0.35)	—	11.88	11.25	420,279	34	1.14	1.14	0.20
12/31/19		9.23	0.15	2.36	2.51	(0.17)	(0.57)	11.00	27.64	453,053	30	1.16	1.16	1.45
12/31/18		12.10	0.13	(2.67)	(2.54)	(0.08)	(0.25)	9.23	(21.22)	405,484	42	1.17	1.17	1.13
12/31/17		9.87	0.09	2.17	2.26	(0.03)	—	12.10	22.86	569,264	47	1.19	1.19	0.75
12/31/16		8.86	0.14	0.96	1.10	(0.09)	—	9.87	12.45	64,916	42	1.21	1.21	1.57

Class I
12/31/20		11.01	0.05	1.23	1.28	(0.39)	—	11.90	11.68	351,584	34	0.84	0.84	0.50
12/31/19		9.25	0.18	2.36	2.54	(0.21)	(0.57)	11.01	27.93	409,144	30	0.86	0.86	1.75
12/31/18		12.11	0.16	(2.67)	(2.51)	(0.10)	(0.25)	9.25	(20.97)	407,105	42	0.87	0.87	1.44
12/31/17	(c)	11.85	0.00	0.26	0.26	—	—	12.11	2.19	552,138	47	0.86	0.86	0.16

JNL/Heitman U.S. Focused Real Estate Fund
Class A
12/31/20		11.66	0.14	(0.64)	(0.50)	(0.19)	(0.98)	9.99	(4.14)	32,876	256	1.10	1.10	1.35
12/31/19		9.39	0.20	2.17	2.37	(0.10)	—	11.66	25.26	32,373	172	1.10	1.10	1.80
12/31/18	(d)	10.00	0.10	(0.71)	(0.61)	—	—	9.39	(6.10)	3,046	94	1.10	1.10	2.73

Class I
12/31/20		11.71	0.17	(0.64)	(0.47)	(0.21)	(0.98)	10.05	(3.89)	166,365	256	0.80	0.80	1.66
12/31/19		9.40	0.22	2.19	2.41	(0.10)	—	11.71	25.67	165,458	172	0.80	0.80	1.99
12/31/18	(d)	10.00	0.10	(0.70)	(0.60)	—	—	9.40	(6.00)	139,768	94	0.80	0.80	2.73

(a)	The Fund commenced operations on September 25, 2017.
(b)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)	The Fund commenced operations on August 13, 2018.

1269

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Invesco Diversified Dividend Fund
Class A
12/31/20		11.51	0.22	(0.15)	0.07	—	—	11.58	0.61	117,951	9	0.98		0.98		2.10
12/31/19		9.54	0.22	2.04	2.26	(0.23)	(0.06)	11.51	23.84	106,008	5	0.98		0.98		2.04
12/31/18		10.33	0.21	(0.96)	(0.75)	(0.04)	—	9.54	(7.26)	50,717	22	0.98		0.98		2.08
12/31/17	(a)	10.00	0.04	0.29	0.33	—	—	10.33	3.30	10,136	3	0.99		0.99		1.62

Class I
12/31/20		11.59	0.25	(0.15)	0.10	—	—	11.69	0.86	1,017,726	9	0.68		0.68		2.40
12/31/19		9.58	0.25	2.06	2.31	(0.24)	(0.06)	11.59	24.28	865,164	5	0.68		0.68		2.33
12/31/18		10.34	0.24	(0.96)	(0.72)	(0.04)	—	9.58	(6.96)	429,762	22	0.68		0.68		2.36
12/31/17	(a)	10.00	0.05	0.29	0.34	—	—	10.34	3.40	547,212	3	0.69		0.69		1.77

JNL/Invesco Global Growth Fund(b)(c)
Class A
12/31/20		18.78	(0.04)	5.33	5.29	—	—	24.07	28.17	1,905,584	10	0.95		0.95		(0.21)
12/31/19		15.61	0.09	4.68	4.77	(0.12)	(1.48)	18.78	31.28	1,852,577	9	0.95		0.95		0.52
12/31/18		18.57	0.14	(2.57)	(2.43)	(0.12)	(0.41)	15.61	(13.21)	1,565,610	19	0.95		0.95		0.74
12/31/17		13.74	0.08	4.88	4.96	(0.13)	—	18.57	36.15	1,964,715	14	0.95	(d)	0.96	(d)	0.52
12/31/16		14.23	0.12	(0.11)	0.01	(0.08)	(0.42)	13.74	0.10	1,809,162	19	0.96		0.97		0.86

Class I
12/31/20		19.15	0.02	5.44	5.46	—	—	24.61	28.51	769,286	10	0.65		0.65		0.10
12/31/19		15.89	0.15	4.77	4.92	(0.18)	(1.48)	19.15	31.73	742,104	9	0.65		0.65		0.81
12/31/18		18.89	0.20	(2.62)	(2.42)	(0.17)	(0.41)	15.89	(12.97)	624,314	19	0.65		0.65		1.04
12/31/17	(e)	13.97	0.07	5.00	5.07	(0.15)	—	18.89	36.39	651,989	14	0.68	(d)	0.68	(d)	0.36
12/31/16		14.44	0.14	(0.09)	0.05	(0.10)	(0.42)	13.97	0.40	1,456	19	0.76		0.77		1.04

JNL/Invesco International Growth Fund(b)
Class A
12/31/20		13.90	0.08	1.82	1.90	(0.30)	(0.25)	15.25	13.78	907,695	57	0.98		0.98		0.58
12/31/19		11.71	0.20	3.04	3.24	(0.24)	(0.81)	13.90	28.14	923,887	25	0.98		0.98		1.47
12/31/18		14.10	0.23	(2.35)	(2.12)	(0.27)	—	11.71	(15.08)	827,489	38	0.97		0.97		1.69
12/31/17		11.65	0.18	2.51	2.69	(0.19)	(0.05)	14.10	23.20	1,069,305	33	0.97	(d)	0.97	(d)	1.38
12/31/16		12.25	0.18	(0.32)	(0.14)	(0.21)	(0.25)	11.65	(1.19)	1,250,916	21	0.98		0.98		1.49

Class I
12/31/20		14.73	0.12	1.94	2.06	(0.34)	(0.25)	16.20	14.15	274,534	57	0.68		0.68		0.85
12/31/19		12.36	0.25	3.22	3.47	(0.29)	(0.81)	14.73	28.52	186,531	25	0.68		0.68		1.77
12/31/18		14.86	0.29	(2.48)	(2.19)	(0.31)	—	12.36	(14.78)	206,081	38	0.67		0.67		2.06
12/31/17	(e)	12.26	0.07	2.80	2.87	(0.22)	(0.05)	14.86	23.47	429,217	33	0.69	(d)	0.69	(d)	0.45
12/31/16		12.88	0.22	(0.35)	(0.13)	(0.24)	(0.25)	12.26	(1.06)	633	21	0.78		0.78		1.70

(a)	The Fund commenced operations on September 25, 2017.
(b)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(c)	Effective April 27, 2020, JNL/Oppenheimer Global Growth Fund name was changed to JNL/Invesco Global Growth Fund.
(d)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

1270

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Invesco Small Cap Growth Fund(a)
Class A
12/31/20		26.81	(0.22)	15.37	15.15	—	—	41.96	56.51	2,536,309	51	1.06		1.06		(0.74)
12/31/19		21.55	(0.03)	5.29	5.26	—	—	26.81	24.41	1,806,339	31	1.06		1.06		(0.14)
12/31/18		24.91	(0.08)	(2.08)	(2.16)	—	(1.20)	21.55	(9.11)	1,574,523	23	1.07		1.07		(0.31)
12/31/17		20.48	(0.07)	5.13	5.06	—	(0.63)	24.91	24.96	1,681,534	27	1.10	(b)	1.11	(b)	(0.32)
12/31/16		18.86	(0.04)	2.18	2.14	—	(0.52)	20.48	11.51	1,534,205	33	1.10		1.11		(0.20)

Class I
12/31/20		28.01	(0.15)	16.11	15.96	—	—	43.97	56.98	21,332	51	0.76		0.76		(0.49)
12/31/19		22.44	0.03	5.54	5.57	—	—	28.01	24.82	57,082	31	0.76		0.76		0.10
12/31/18		25.81	(0.01)	(2.16)	(2.17)	—	(1.20)	22.44	(8.83)	164,359	23	0.77		0.77		(0.02)
12/31/17	(c)	21.16	0.00	5.28	5.28	—	(0.63)	25.81	25.20	235,662	27	0.81	(b)	0.81	(b)	0.01
12/31/16		19.43	0.00	2.25	2.25	—	(0.52)	21.16	11.74	802	33	0.90		0.91		(0.01)

JNL/JPMorgan Global Allocation Fund(a)
Class A
12/31/20		12.39	0.11	1.34	1.45	—	—	13.84	11.70	1,467,097	138	1.06	(d)	1.06	(d)	0.90
12/31/19	(e)	10.52	0.16	1.71	1.87	—	—	12.39	17.78	38,453	188	1.02	(d)	1.10	(d)	1.34
12/31/18	(e)	11.64	0.12	(1.13)	(1.01)	(0.11)	—	10.52	(8.74)	32,186	43	1.11		1.11		1.09
12/31/17	(e)	10.27	0.11	1.51	1.62	(0.25)	—	11.64	15.89	38,609	35	1.11		1.11		0.96
12/31/16	(e)	9.88	0.09	0.30	0.39	—	—	10.27	3.95	35,580	83	1.10		1.10		0.86

Class I
12/31/20		12.45	0.14	1.36	1.50	—	—	13.95	12.05	2,305	138	0.64	(d)	0.77	(d)	1.17
12/31/19	(e)	10.55	0.21	1.69	1.90	—	—	12.45	18.01	13,144	188	0.63	(d)	0.78	(d)	1.78
12/31/18	(e)	11.65	0.18	(1.15)	(0.97)	(0.13)	—	10.55	(8.34)	—	43	0.71		0.71		1.56
12/31/17	(e)(f)	11.20	0.07	0.38	0.45	—	—	11.65	4.02	1	35	0.73		0.73		2.17

JNL/JPMorgan Hedged Equity Fund
Class A
12/31/20		10.59	0.09	1.37	1.46	(0.05)	—	12.00	13.80	340,365	76	0.97	(g)	0.97	(g)	0.77
12/31/19		9.51	0.09	1.16	1.25	—	(0.17)	10.59	13.16	83,517	45	0.96	(g)	0.96	(g)	0.90
12/31/18	(h)	10.00	0.04	(0.48)	(0.44)	(0.03)	(0.02)	9.51	(4.47)	19,436	12	0.99	(g)	0.99	(g)	1.02

Class I
12/31/20		10.63	0.12	1.38	1.50	(0.06)	—	12.07	14.08	144,751	76	0.67	(g)	0.67	(g)	1.06
12/31/19		9.51	0.12	1.17	1.29	—	(0.17)	10.63	13.59	201,878	45	0.66	(g)	0.66	(g)	1.16
12/31/18	(h)	10.00	0.06	(0.50)	(0.44)	(0.03)	(0.02)	9.51	(4.43)	83,681	12	0.69	(g)	0.69	(g)	1.48

JNL/JPMorgan MidCap Growth Fund(a)
Class A
12/31/20		41.36	(0.20)	20.04	19.84	—	—	61.20	47.97	3,393,687	60	0.90		0.90		(0.42)
12/31/19		29.56	(0.09)	11.89	11.80	—	—	41.36	39.92	2,118,202	48	0.91		0.91		(0.24)
12/31/18		34.51	(0.09)	(1.44)	(1.53)	—	(3.42)	29.56	(5.00)	1,426,313	56	0.91		0.91		(0.26)
12/31/17		27.08	(0.06)	7.99	7.93	—	(0.50)	34.51	29.40	1,477,372	55	0.92		0.92		(0.21)
12/31/16		29.43	(0.02)	0.13	0.11	—	(2.46)	27.08	0.52	1,561,280	44	0.93		0.93		(0.09)

Class I
12/31/20		42.72	(0.05)	20.74	20.69	—	—	63.41	48.43	354,786	60	0.60		0.60		(0.11)
12/31/19		30.44	0.03	12.25	12.28	—	—	42.72	40.34	291,438	48	0.61		0.61		0.07
12/31/18		35.33	0.01	(1.48)	(1.47)	—	(3.42)	30.44	(4.71)	392,977	56	0.61		0.61		0.04
12/31/17	(c)	27.65	(0.02)	8.20	8.18	—	(0.50)	35.33	29.70	615,880	55	0.63		0.63		(0.06)
12/31/16		29.94	0.03	0.14	0.17	—	(2.46)	27.65	0.71	228	44	0.73		0.73		0.11

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.`
(d)	The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Global Allocation Fund were as follows: Class A: December 31, 2020: 1.05%; December 31, 2019: 1.08% (Net: 1.00%). Class I: December 31, 2020: 0.75%; December 31, 2019: 0.77% (Net: 0.62%). Effective June 24, 2019, JNL/JPMorgan Global Allocation Fund voluntarily and contractually began waiving a portion of advisory fees. Effective October 14, 2019, the voluntary waiver became contractual.
(e)	Consolidated Financial Statements.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.
(g)	The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Hedged Equity Fund were as follows: Class A: December 31, 2020: 0.96%; December 31, 2019: 0.95%; December 31, 2018: 0.95%. Class I: December 31, 2020: 0.66%; December 31, 2019: 0.65%; December 31, 2018: 0.65%.
(h)	The Fund commenced operations on August 13, 2018.

1271

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/JPMorgan U.S. Government & Quality Bond Fund(a)
Class A
12/31/20		13.52	0.19	0.75	0.94	—	—	14.46	6.95	1,659,012	46	0.68		0.68		1.35
12/31/19		12.70	0.30	0.52	0.82	—	—	13.52	6.46	967,204	16	0.70		0.70		2.25
12/31/18		13.09	0.30	(0.25)	0.05	(0.41)	(0.03)	12.70	0.45	838,851	3	0.69		0.69		2.36
12/31/17		13.11	0.29	0.04	0.33	(0.35)	—	13.09	2.51	841,921	6	0.68		0.68		2.18
12/31/16		13.16	0.28	(0.08)	0.20	(0.25)	—	13.11	1.45	1,496,044	18	0.68		0.68		2.04

Class I
12/31/20		14.27	0.25	0.78	1.03	—	—	15.30	7.22	625,482	46	0.38		0.38		1.63
12/31/19		13.36	0.36	0.55	0.91	—	—	14.27	6.81	256,961	16	0.40		0.40		2.56
12/31/18		13.75	0.36	(0.27)	0.09	(0.45)	(0.03)	13.36	0.77	231,252	3	0.39		0.39		2.65
12/31/17	(b)	13.76	0.35	0.02	0.37	(0.38)	—	13.75	2.70	522,010	6	0.40		0.40		2.52
12/31/16		13.80	0.32	(0.09)	0.23	(0.27)	—	13.76	1.62	790	18	0.48		0.48		2.24

JNL/JPMorgan U.S. Value Fund (formerly JNL/JPMorgan Growth & Income Fund)(a)(c)
Class A
12/31/20		12.42	0.17	(0.64)	(0.47)	—	—	11.95	(3.78)	723,426	79	0.94		0.94		1.65
12/31/19		10.10	0.22	2.10	2.32	—	—	12.42	22.97	631,200	22	1.01		1.01		1.91
12/31/18		11.66	0.19	(1.21)	(1.02)	(0.14)	(0.40)	10.10	(9.03)	572,358	21	0.99		0.99		1.66
12/31/17		11.31	0.17	0.73	0.90	(0.35)	(0.20)	11.66	8.11	703,977	18	0.99	(d)	1.02	(d)	1.45
12/31/16		10.73	0.19	1.42	1.61	(0.28)	(0.75)	11.31	15.68	1,190,462	20	1.02		1.03		1.69

Class I
12/31/20		12.59	0.20	(0.65)	(0.45)	—	—	12.14	(3.57)	373,488	79	0.60		0.60		1.84
12/31/19		10.20	0.24	2.15	2.39	—	—	12.59	23.43	2,121	22	0.70		0.70		2.13
12/31/18		11.78	0.23	(1.23)	(1.00)	(0.18)	(0.40)	10.20	(8.76)	391,915	21	0.69		0.69		1.96
12/31/17	(b)	11.41	0.21	0.74	0.95	(0.38)	(0.20)	11.78	8.41	516,750	18	0.71	(d)	0.71	(d)	1.81
12/31/16		10.83	0.21	1.43	1.64	(0.31)	(0.75)	11.41	15.78	597	20	0.82		0.83		1.87

JNL/Lazard International Strategic Equity Fund(a)
Class A
12/31/20		14.42	0.11	1.77	1.88	(0.08)	—	16.22	13.03	76,966	44	1.16		1.16		0.80
12/31/19		11.93	0.19	2.42	2.61	(0.03)	(0.09)	14.42	21.92	82,765	35	1.15		1.15		1.38
12/31/18		13.30	0.14	(1.49)	(1.35)	(0.02)	—	11.93	(10.12)	60,426	38	1.15		1.15		1.06
12/31/17		10.60	0.10	2.87	2.97	(0.27)	—	13.30	28.19	57,473	43	1.18		1.18		0.84
12/31/16		11.85	0.14	(0.73)	(0.59)	(0.14)	(0.52)	10.60	(5.13)	71,049	42	1.17		1.17		1.23

Class I
12/31/20		14.45	0.12	1.81	1.93	(0.12)	—	16.26	13.40	364,495	44	0.86		0.86		0.90
12/31/19		11.95	0.22	2.43	2.65	(0.06)	(0.09)	14.45	22.24	149,570	35	0.85		0.85		1.66
12/31/18		13.31	0.06	(1.37)	(1.31)	(0.05)	—	11.95	(9.84)	90,677	38	0.85		0.85		0.45
12/31/17	(e)	12.45	0.06	0.80	0.86	—	—	13.31	6.91	48	43	0.90		0.90		1.62

JNL/Loomis Sayles Global Growth Fund
Class A
12/31/20		11.54	(0.05)	4.07	4.02	(0.03)	(0.06)	15.47	34.85	465,932	33	1.01		1.01		(0.35)
12/31/19		8.84	0.02	2.70	2.72	(0.02)	—	11.54	30.75	3,638	18	1.00		1.00		0.17
12/31/18	(f)	10.00	0.00	(1.16)	(1.16)	—	—	8.84	(11.60)	398	9	1.00		1.00		0.08

Class I
12/31/20		11.59	0.03	4.06	4.09	(0.03)	(0.06)	15.59	35.30	479,627	33	0.71		0.71		0.21
12/31/19		8.85	0.07	2.69	2.76	(0.02)	—	11.59	31.18	308,894	18	0.70		0.70		0.63
12/31/18	(f)	10.00	0.02	(1.17)	(1.15)	—	—	8.85	(11.50)	251,444	9	0.70		0.70		0.49

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	Effective April 27, 2020, JNL/Franklin Templeton Mutual Shares Fund name was changed to JNL/JPMorgan Growth & Income Fund.
(d)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)	The Fund commenced operations on August 13, 2018.

1272

				Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Lord Abbett Short Duration Income Fund
Class A
12/31/20	(a)	10.00		0.10		0.35	0.45	—	—	10.45	4.50	193,273	70		0.81	0.81	1.46

Class I
12/31/20	(a)	10.00		0.13		0.34	0.47	—	—	10.47	4.70	137,237	70		0.51	0.51	1.85

JNL/Mellon Bond Index Fund(b)
Class A
12/31/20		12.06		0.20		0.65	0.85	—	—	12.91	7.05	1,158,877	81	(c)	0.56	0.56	1.58
12/31/19		11.43		0.27		0.64	0.91	(0.28)	—	12.06	7.93	942,401	62	(c)	0.56	0.56	2.24
12/31/18		11.75		0.25		(0.32)	(0.07)	(0.25)	—	11.43	(0.57)	850,576	83	(c)	0.57	0.57	2.21
12/31/17		11.63		0.22		0.13	0.35	(0.23)	—	11.75	3.02	892,847	46	(c)	0.57	0.57	1.88
12/31/16		11.50		0.21		0.01	0.22	(0.09)	—	11.63	1.92	1,136,243	77	(c)	0.57	0.57	1.78

Class I
12/31/20		12.53		0.25		0.66	0.91	—	—	13.44	7.26	264,938	81	(c)	0.26	0.26	1.90
12/31/19		11.85		0.32		0.67	0.99	(0.31)	—	12.53	8.37	267,955	62	(c)	0.26	0.26	2.54
12/31/18		12.17		0.30		(0.34)	(0.04)	(0.28)	—	11.85	(0.28)	231,758	83	(c)	0.27	0.27	2.51
12/31/17	(d)	12.03		0.27		0.12	0.39	(0.25)	—	12.17	3.28	307,567	46	(c)	0.28	0.28	2.24
12/31/16		11.88		0.24		0.01	0.25	(0.10)	—	12.03	2.10	1,407	77	(c)	0.37	0.37	1.98

JNL/Mellon Communication Services Sector Fund(b)(e)
Class A
12/31/20		14.45		0.06		3.59	3.65	—	—	18.10	25.26	251,202	14		0.67	0.67	0.37
12/31/19		11.43		0.05		2.97	3.02	—	—	14.45	26.42	157,958	54		0.67	0.67	0.40
12/31/18		14.55		0.43		(1.14)	(0.71)	(0.58)	(1.83)	11.43	(5.81)	111,155	110		0.68	0.68	3.10
12/31/17		15.15		0.49		0.04	0.53	(0.52)	(0.61)	14.55	3.53	118,950	27		0.68	0.68	3.24
12/31/16		13.39	(f)	0.47	(f)	2.57 (f)	3.04 (f)	(0.40)	(0.87)	15.15	23.55	143,245	24		0.68	0.68	3.18

Class I
12/31/20		13.49		0.09		3.38	3.47	—	—	16.96	25.72	4,452	14		0.32	0.37	0.63
12/31/19		10.63		0.08		2.78	2.86	—	—	13.49	26.91	1,377	54		0.32	0.37	0.65
12/31/18		13.69		0.38		(0.99)	(0.61)	(0.62)	(1.83)	10.63	(5.47)	397	110		0.33	0.38	3.01
12/31/17	(d)	14.32		0.49		0.05	0.54	(0.56)	(0.61)	13.69	3.77	84	27		0.44	0.45	3.46
12/31/16		12.72	(f)	0.47	(f)	2.43 (f)	2.90 (f)	(0.43)	(0.87)	14.32	23.69	91	24		0.48	0.48	3.40

JNL/Mellon Consumer Discretionary Sector Fund(b)(g)
Class A
12/31/20		25.44		0.06		11.90	11.96	—	—	37.40	47.01	1,799,580	11		0.64	0.64	0.22
12/31/19		20.05		0.16		5.23	5.39	—	—	25.44	26.88	1,309,949	4		0.64	0.64	0.69
12/31/18		20.81		0.15		(0.37)	(0.22)	(0.15)	(0.39)	20.05	(1.22)	1,129,094	36		0.64	0.64	0.67
12/31/17		18.29		0.16		3.74	3.90	(0.23)	(1.15)	20.81	22.10	1,111,519	8		0.64	0.64	0.81
12/31/16		17.87		0.21		0.86	1.07	(0.13)	(0.52)	18.29	6.16	909,097	13		0.65	0.65	1.19

Class I
12/31/20		26.03		0.16		12.22	12.38	—	—	38.41	47.56	13,457	11		0.29	0.34	0.54
12/31/19		20.45		0.25		5.33	5.58	—	—	26.03	27.29	5,176	4		0.29	0.34	1.05
12/31/18		21.21		0.22		(0.38)	(0.16)	(0.21)	(0.39)	20.45	(0.91)	2,695	36		0.29	0.34	0.99
12/31/17	(d)	18.60		0.22		3.81	4.03	(0.27)	(1.15)	21.21	22.44	18,268	8		0.31	0.36	1.08
12/31/16		18.16		0.25		0.87	1.12	(0.15)	(0.52)	18.60	6.34	286	13		0.45	0.45	1.37

(a)	The Fund commenced operations on April 27, 2020.
(b)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(c)	Portfolio turnover including dollar roll transactions for JNL/Mellon Bond Index Fund was 128%, 118%, 121%, 107%, and 140% in 2016, 2017, 2018, 2019 and 2020, respectively.
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	On April 27, 2020, JNL/Mellon Communication Services Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.
(f)	On May 6, 2016, the Fund effected a 3 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.
(g)	On April 27, 2020, JNL/Mellon Consumer Discretionary Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

1273

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Mellon Consumer Staples Sector Fund
Class A
12/31/20		12.18	0.27	1.00	1.27	—	—	13.45	10.43	218,540	43	0.67		0.67		2.28
12/31/19		9.66	0.24	2.28	2.52	—	—	12.18	26.09	151,594	25	0.69		0.69		2.16
12/31/18		10.61	0.25	(1.20)	(0.95)	—	—	9.66	(8.95)	63,583	45	0.70		0.70		2.46
12/31/17	(a)	10.00	0.06	0.55	0.61	—	—	10.61	6.10	7,763	73	0.71		0.71		2.08

Class I
12/31/20		12.26	0.33	1.00	1.33	—	—	13.59	10.85	3,212	43	0.32		0.37		2.66
12/31/19		9.70	0.29	2.27	2.56	—	—	12.26	26.39	1,506	25	0.34		0.39		2.52
12/31/18		10.62	0.28	(1.20)	(0.92)	—	—	9.70	(8.66)	465	45	0.35		0.40		2.75
12/31/17	(a)	10.00	0.07	0.55	0.62	—	—	10.62	6.20	47	73	0.36		0.41		2.58

JNL/Mellon Dow Index Fund(b)(c)
Class A
12/31/20		33.05	0.51	2.45	2.96	—	—	36.01	8.96	1,174,585	36	0.65		0.65		1.62
12/31/19		26.55	0.53	5.97	6.50	—	—	33.05	24.48	1,028,406	2	0.65		0.65		1.76
12/31/18		27.66	0.45	(1.56)	(1.11)	—	—	26.55	(4.01)	783,970	6	0.66		0.66		1.61
12/31/17		21.67	0.41	5.58	5.99	—	—	27.66	27.64	830,721	1	0.66		0.66		1.71
12/31/16		18.71	0.39	2.57	2.96	—	—	21.67	15.82	557,991	6	0.66		0.66		2.01

Class I
12/31/20		33.32	0.63	2.48	3.11	—	—	36.43	9.33	14,615	36	0.30		0.35		1.96
12/31/19		26.67	0.66	5.99	6.65	—	—	33.32	24.93	6,345	2	0.30		0.35		2.12
12/31/18		27.69	0.56	(1.58)	(1.02)	—	—	26.67	(3.68)	1,246	6	0.31		0.36		1.98
12/31/17	(d)	24.91	0.12	2.66	2.78	—	—	27.69	11.16	16	1	0.31		0.35		1.65

JNL/Mellon Emerging Markets Index Fund(b)
Class A
12/31/20		11.30	0.14	1.78	1.92	(0.38)	—	12.84	17.10	1,128,963	11	0.74		0.74		1.35
12/31/19		9.79	0.22	1.52	1.74	(0.23)	—	11.30	17.89	1,169,784	12	0.73		0.73		2.09
12/31/18		11.78	0.21	(2.01)	(1.80)	(0.19)	—	9.79	(15.24)	1,085,666	13	0.74		0.74		1.84
12/31/17		8.73	0.16	2.99	3.15	(0.10)	—	11.78	36.11	1,359,166	33	0.72	(e)	0.74	(e)	1.57
12/31/16		8.06	0.15	0.67	0.82	(0.15)	—	8.73	10.09	958,527	11	0.75		0.76		1.70

Class I
12/31/20		11.36	0.17	1.81	1.98	(0.42)	—	12.92	17.55	14,781	11	0.40		0.44		1.59
12/31/19		9.85	0.25	1.52	1.77	(0.26)	—	11.36	18.20	8,648	12	0.43		0.43		2.37
12/31/18		11.85	0.29	(2.07)	(1.78)	(0.22)	—	9.85	(15.00)	4,538	13	0.44		0.44		2.48
12/31/17	(f)	8.76	0.06	3.14	3.20	(0.11)	—	11.85	36.59	39,436	33	0.44	(e)	0.44	(e)	0.54
12/31/16		8.09	0.16	0.68	0.84	(0.17)	—	8.76	10.25	57	11	0.55		0.56		1.78

(a)	The Fund commenced operations on September 25, 2017.
(b)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(c)	On April 27, 2020, JNL/Mellon Dow Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

1274

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Mellon Energy Sector Fund(a)(b)
Class A
12/31/20		21.88	0.67	(8.05)	(7.38)	—	—	14.50	(33.73)	839,480	14	0.65	0.65	4.74
12/31/19		20.14	0.65	1.09	1.74	—	—	21.88	8.64	1,084,341	8	0.64	0.64	2.97
12/31/18		26.10	0.54	(5.75)	(5.21)	(0.75)	—	20.14	(20.40)	1,083,379	7	0.64	0.64	2.08
12/31/17		27.51	0.50	(1.37)	(0.87)	(0.54)	—	26.10	(2.98)	1,515,787	7	0.64	0.64	2.02
12/31/16		22.03	0.51	5.45	5.96	(0.48)	—	27.51	27.21	1,850,929	7	0.64	0.64	2.10

Class I
12/31/20		22.34	0.71	(8.19)	(7.48)	—	—	14.86	(33.48)	4,445	14	0.30	0.35	4.93
12/31/19		20.49	0.74	1.11	1.85	—	—	22.34	9.03	4,594	8	0.29	0.34	3.35
12/31/18		26.52	0.65	(5.86)	(5.21)	(0.82)	—	20.49	(20.13)	2,452	7	0.29	0.34	2.47
12/31/17	(c)	27.93	0.57	(1.39)	(0.82)	(0.59)	—	26.52	(2.73)	1,241	7	0.40	0.42	2.26
12/31/16		22.35	0.57	5.53	6.10	(0.52)	—	27.93	27.47	1,419	7	0.44	0.44	2.32

JNL/Mellon Equity Income Fund(a)
Class A
12/31/20		18.38	0.26	0.19	0.45	—	—	18.83	2.45	207,104	80	0.90	0.90	1.64
12/31/19		14.29	0.29	3.80	4.09	—	—	18.38	28.62	235,788	58	0.91	0.91	1.77
12/31/18		17.17	0.28	(1.82)	(1.54)	(0.19)	(1.15)	14.29	(9.61)	174,006	65	0.91	0.91	1.65
12/31/17		15.38	0.23	2.12	2.35	(0.25)	(0.31)	17.17	15.66	164,350	63	0.93	0.93	1.45
12/31/16		13.70	0.26	2.20	2.46	(0.14)	(0.63)	15.38	18.55	131,631	66	0.92	0.92	1.86

Class I
12/31/20		18.48	0.33	0.18	0.51	—	—	18.99	2.76	3,084	80	0.60	0.60	1.98
12/31/19		14.33	0.35	3.80	4.15	—	—	18.48	28.96	289,241	58	0.61	0.61	2.08
12/31/18		17.18	0.36	(1.85)	(1.49)	(0.21)	(1.15)	14.33	(9.27)	83,601	65	0.61	0.61	2.38
12/31/17	(d)	15.80	0.04	1.34	1.38	—	—	17.18	8.73	77	63	0.67	0.67	0.83

JNL/Mellon Financial Sector Fund(a)(e)
Class A
12/31/20		15.10	0.25	(0.66)	(0.41)	—	—	14.69	(2.72)	1,119,113	7	0.64	0.64	2.02
12/31/19		11.52	0.24	3.34	3.58	—	—	15.10	31.08	1,348,714	4	0.64	0.64	1.81
12/31/18		13.94	0.20	(2.09)	(1.89)	(0.17)	(0.36)	11.52	(13.87)	1,176,710	6	0.64	0.64	1.46
12/31/17		12.24	0.17	2.13	2.30	(0.12)	(0.48)	13.94	19.32	1,474,386	9	0.64	0.64	1.32
12/31/16		10.43	0.18	2.22	2.40	(0.17)	(0.42)	12.24	24.10	1,101,086	37	0.65	0.65	1.70

Class I
12/31/20		15.20	0.30	(0.66)	(0.36)	—	—	14.84	(2.37)	9,645	7	0.29	0.34	2.36
12/31/19		11.56	0.29	3.35	3.64	—	—	15.20	31.49	5,938	4	0.29	0.34	2.15
12/31/18		13.97	0.26	(2.11)	(1.85)	(0.20)	(0.36)	11.56	(13.57)	4,096	6	0.29	0.34	1.91
12/31/17	(c)	12.25	0.20	2.14	2.34	(0.14)	(0.48)	13.97	19.60	682	9	0.40	0.41	1.57
12/31/16		10.44	0.20	2.22	2.42	(0.19)	(0.42)	12.25	24.32	568	37	0.45	0.45	1.90

JNL/Mellon Healthcare Sector Fund(a)(f)
Class A
12/31/20		31.85	0.30	5.28	5.58	—	—	37.43	17.52	3,748,785	9	0.63	0.63	0.90
12/31/19		26.24	0.27	5.34	5.61	—	—	31.85	21.38	3,336,754	5	0.63	0.63	0.95
12/31/18		25.63	0.23	1.06	1.29	(0.25)	(0.43)	26.24	4.95	3,063,593	10	0.63	0.63	0.86
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63	2,982,947	6	0.64	0.64	0.89
12/31/16		25.61	0.22	(1.17)	(0.95)	(0.45)	(1.70)	22.51	(3.82)	2,515,843	7	0.64	0.64	0.92

Class I
12/31/20		32.14	0.42	5.34	5.76	—	—	37.90	17.92	25,108	9	0.28	0.33	1.25
12/31/19		26.38	0.37	5.39	5.76	—	—	32.14	21.83	14,475	5	0.28	0.33	1.29
12/31/18		25.75	0.32	1.07	1.39	(0.33)	(0.43)	26.38	5.29	7,571	10	0.28	0.33	1.19
12/31/17	(c)	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91	26,493	6	0.31	0.36	1.16
12/31/16		25.72	0.27	(1.18)	(0.91)	(0.51)	(1.70)	22.60	(3.67)	870	7	0.44	0.44	1.12

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	On April 27, 2020, JNL/Mellon Energy Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	On April 27, 2020, JNL/Mellon Financial Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.
(f)	On April 27, 2020, JNL/Mellon Healthcare Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

1275

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Mellon Industrials Sector Fund
Class A
12/31/20		11.87	0.11	1.50	1.61	—	—	13.48	13.56	108,689	38	0.70	0.70	0.98
12/31/19		9.13	0.13	2.61	2.74	—	—	11.87	30.01	75,506	48	0.70	0.70	1.21
12/31/18		10.67	0.11	(1.65)	(1.54)	—	—	9.13	(14.43)	29,549	135	0.71	0.71	1.08
12/31/17	(a)	10.00	0.04	0.63	0.67	—	—	10.67	6.70	16,835	94	0.70	0.70	1.27

Class I
12/31/20		11.96	0.15	1.51	1.66	—	—	13.62	13.88	3,278	38	0.35	0.40	1.32
12/31/19		9.17	0.17	2.62	2.79	—	—	11.96	30.43	1,095	48	0.35	0.40	1.57
12/31/18		10.67	0.16	(1.66)	(1.50)	—	—	9.17	(14.06)	538	135	0.36	0.41	1.56
12/31/17	(a)	10.00	0.06	0.61	0.67	—	—	10.67	6.70	61	94	0.38	0.43	2.14

JNL/Mellon Information Technology Sector Fund(b)(c)
Class A
12/31/20		22.14	0.11	9.88	9.99	—	—	32.13	45.12	4,935,985	12	0.63	0.63	0.42
12/31/19		14.96	0.13	7.05	7.18	—	—	22.14	47.99	3,463,885	7	0.64	0.64	0.70
12/31/18		15.31	0.10	(0.20)	(0.10)	(0.07)	(0.18)	14.96	(0.76)	2,398,384	26	0.64	0.64	0.57
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31	2,362,209	4	0.64	0.64	0.61
12/31/16		10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30	1,458,878	13	0.64	0.64	0.92

Class I
12/31/20		22.69	0.20	10.15	10.35	—	—	33.04	45.61	56,987	12	0.28	0.33	0.75
12/31/19		15.28	0.20	7.21	7.41	—	—	22.69	48.49	23,156	7	0.29	0.34	1.04
12/31/18		15.60	0.17	(0.21)	(0.04)	(0.10)	(0.18)	15.28	(0.38)	8,332	26	0.29	0.34	0.96
12/31/17	(d)	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62	1,077	4	0.39	0.40	0.84
12/31/16		10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44	496	13	0.44	0.44	1.13

JNL/Mellon International Index Fund(b)
Class A
12/31/20		13.80	0.23	0.82	1.05	(0.47)	(0.15)	14.23	7.70	1,453,177	3	0.63	0.63	1.78
12/31/19		11.95	0.36	2.15	2.51	(0.37)	(0.29)	13.80	21.21	1,514,294	4	0.63	0.63	2.69
12/31/18		15.59	0.38	(2.49)	(2.11)	(0.51)	(1.02)	11.95	(13.91)	1,356,826	2	0.63	0.63	2.57
12/31/17		12.82	0.34	2.85	3.19	(0.42)	—	15.59	25.03	1,703,844	10	0.63	0.63	2.39
12/31/16		12.75	0.34	(0.24)	0.10	(0.03)	—	12.82	0.80	2,257,948	7	0.63	0.63	2.69

Class I
12/31/20		14.44	0.28	0.86	1.14	(0.51)	(0.15)	14.92	8.02	280,274	3	0.33	0.33	2.08
12/31/19		12.48	0.40	2.26	2.66	(0.41)	(0.29)	14.44	21.57	290,707	4	0.33	0.33	2.88
12/31/18		16.21	0.45	(2.61)	(2.16)	(0.55)	(1.02)	12.48	(13.66)	223,912	2	0.33	0.33	2.90
12/31/17	(d)	13.30	0.27	3.10	3.37	(0.46)	—	16.21	25.45	397,977	10	0.34	0.34	1.68
12/31/16		13.21	0.37	(0.25)	0.12	(0.03)	—	13.30	0.94	1,515	7	0.43	0.43	2.89

JNL/Mellon Materials Sector Fund
Class A
12/31/20		10.67	0.16	1.85	2.01	—	—	12.68	18.84	77,306	43	0.70	0.70	1.47
12/31/19		8.69	0.14	1.84	1.98	—	—	10.67	22.78	25,279	50	0.71	0.71	1.46
12/31/18		10.68	0.11	(2.10)	(1.99)	—	—	8.69	(18.63)	16,426	182	0.72	0.72	1.09
12/31/17	(a)	10.00	0.03	0.65	0.68	—	—	10.68	6.80	42,921	42	0.70	0.70	1.18

Class I
12/31/20		10.74	0.20	1.88	2.08	—	—	12.82	19.37	2,005	43	0.35	0.40	1.82
12/31/19		8.72	0.18	1.84	2.02	—	—	10.74	23.17	578	50	0.36	0.41	1.81
12/31/18		10.68	0.17	(2.13)	(1.96)	—	—	8.72	(18.35)	310	182	0.37	0.42	1.73
12/31/17	(a)	10.00	0.03	0.65	0.68	—	—	10.68	6.80	1	42	0.70	0.70	1.06

(a)	The Fund commenced operations on September 25, 2017.
(b)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(c)	On April 27, 2020, JNL/Mellon Information Technology Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

1276

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Mellon MSCI KLD 400 Social Index Fund(a)
Class A
12/31/20		13.79	0.13	2.70	2.83	—	—	16.62	20.52	145,944	13	0.76	0.76	0.93
12/31/19		10.55	0.13	3.11	3.24	—	—	13.79	30.71	65,912	12	0.75	0.75	1.07
12/31/18		11.06	0.13	(0.61)	(0.48)	—	(0.03)	10.55	(4.30)	28,508	15	0.75	0.75	1.12
12/31/17	(b)	10.00	0.09	1.21	1.30	(0.05)	(0.19)	11.06	12.99	15,812	65	0.76	0.76	1.19

Class I
12/31/20		13.86	0.18	2.72	2.90	—	—	16.76	20.92	4,880	13	0.41	0.46	1.21
12/31/19		10.56	0.18	3.12	3.30	—	—	13.86	31.25	424	12	0.40	0.45	1.42
12/31/18		11.05	0.17	(0.63)	(0.46)	—	(0.03)	10.56	(4.12)	144	15	0.40	0.45	1.53
12/31/17	(c)(d)	10.60	0.03	0.67	0.70	(0.06)	(0.19)	11.05	6.60	1	65	0.71	0.71	1.16

JNL/Mellon Nasdaq 100 Index Fund(a)(e)
Class A
12/31/20		31.19	0.09	14.87	14.96	—	—	46.15	47.96	5,711,478	17	0.65	0.65	0.24
12/31/19		22.51	0.12	8.56	8.68	—	—	31.19	38.56	3,378,320	10	0.67	0.67	0.43
12/31/18		22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67	0.67	0.45
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09	2,184,775	6	0.67	0.67	0.49
12/31/16		18.93	0.12	1.37	1.49	(0.19)	(2.56)	17.66	7.94	1,131,773	148	0.68	0.68	0.63

Class I
12/31/20		20.56	0.15	9.81	9.96	—	—	30.52	48.44	82,586	17	0.30	0.35	0.58
12/31/19		14.79	0.14	5.63	5.77	—	—	20.56	39.01	27,179	10	0.32	0.37	0.79
12/31/18		15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32	0.37	0.83
12/31/17	(f)	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42	772	6	0.42	0.44	0.74
12/31/16		13.46	0.11	0.97	1.08	(0.23)	(2.56)	11.75	8.18	265	148	0.48	0.48	0.83

JNL/Mellon Real Estate Sector Fund
Class A
12/31/20		12.40	0.20	(0.86)	(0.66)	—	—	11.74	(5.32)	110,303	30	0.69	0.69	1.83
12/31/19		9.69	0.26	2.45	2.71	—	—	12.40	27.97	169,550	36	0.68	0.68	2.24
12/31/18		10.23	0.42	(0.96)	(0.54)	—	—	9.69	(5.28)	45,116	61	0.68	0.68	4.14
12/31/17	(b)	10.00	0.16	0.07	0.23	—	—	10.23	2.30	6,475	9	0.68	0.68	5.75

Class I
12/31/20		12.44	0.29	(0.91)	(0.62)	—	—	11.82	(4.98)	6,517	30	0.34	0.39	2.58
12/31/19		9.69	0.30	2.45	2.75	—	—	12.44	28.38	4,130	36	0.33	0.38	2.54
12/31/18		10.24	0.34	(0.89)	(0.55)	—	—	9.69	(5.37)	1,922	61	0.33	0.38	3.42
12/31/17	(b)	10.00	0.14	0.10	0.24	—	—	10.24	2.40	160,823	9	0.33	0.38	5.17

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	The Fund commenced operations on September 25, 2017.
(c)	The Fund commenced operations on April 24, 2017.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	On April 27, 2020, JNL/Mellon Nasdaq 100 Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.
(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

1277

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Mellon S&P 400 MidCap Index Fund(a)
Class A
12/31/20		22.48	0.21	2.71	2.92	—	—	25.40	12.99	3,147,797	27	0.56		0.56		1.02
12/31/19		17.90	0.22	4.36	4.58	—	—	22.48	25.59	2,906,819	18	0.56		0.56		1.08
12/31/18		21.66	0.22	(2.62)	(2.40)	(0.19)	(1.17)	17.90	(11.60)	2,427,722	16	0.56		0.56		1.02
12/31/17		20.30	0.20	2.84	3.04	(0.21)	(1.47)	21.66	15.67	2,863,729	20	0.56		0.56		0.93
12/31/16		17.01	0.22	3.19	3.41	(0.03)	(0.09)	20.30	20.12	2,625,491	33	0.57		0.57		1.23

Class I
12/31/20		23.01	0.28	2.79	3.07	—	—	26.08	13.34	299,838	27	0.26		0.26		1.32
12/31/19		18.28	0.29	4.44	4.73	—	—	23.01	25.88	301,617	18	0.26		0.26		1.39
12/31/18		22.06	0.29	(2.66)	(2.37)	(0.24)	(1.17)	18.28	(11.27)	215,905	16	0.26		0.26		1.31
12/31/17	(b)	20.64	0.32	2.81	3.13	(0.24)	(1.47)	22.06	15.88	286,558	20	0.27		0.27		1.50
12/31/16		17.27	0.26	3.24	3.50	(0.04)	(0.09)	20.64	20.34	1,722	33	0.37		0.37		1.43

JNL/Mellon S&P 500 Index Fund(a)
Class A
12/31/20		24.18	0.32	3.98	4.30	—	—	28.48	17.78	10,387,450	6	0.53		0.53		1.31
12/31/19		19.49	0.34	5.59	5.93	(0.34)	(0.90)	24.18	30.83	8,931,615	5	0.53		0.53		1.51
12/31/18		21.94	0.32	(1.30)	(0.98)	(0.31)	(1.16)	19.49	(4.88)	6,897,618	4	0.53		0.53		1.43
12/31/17		18.65	0.30	3.61	3.91	(0.28)	(0.34)	21.94	21.16	7,273,736	11	0.53	(c)	0.54	(c)	1.49
12/31/16		16.79	0.29	1.62	1.91	(0.02)	(0.03)	18.65	11.37	6,405,019	5	0.54		0.55		1.67

Class I
12/31/20		24.85	0.40	4.10	4.50	—	—	29.35	18.11	263,048	6	0.23		0.23		1.62
12/31/19		19.99	0.42	5.74	6.16	(0.40)	(0.90)	24.85	31.26	285,513	5	0.23		0.23		1.80
12/31/18		22.45	0.39	(1.33)	(0.94)	(0.36)	(1.16)	19.99	(4.61)	216,622	4	0.23		0.23		1.70
12/31/17	(b)	19.05	0.37	3.68	4.05	(0.31)	(0.34)	22.45	21.49	597,675	11	0.24	(c)	0.24	(c)	1.68
12/31/16		17.12	0.33	1.65	1.98	(0.02)	(0.03)	19.05	11.56	5,184	5	0.34		0.35		1.86

JNL/Mellon Small Cap Index Fund(a)
Class A
12/31/20		19.52	0.15	1.96	2.11	—	—	21.63	10.81	2,384,433	26	0.57		0.57		0.90
12/31/19		15.97	0.17	3.38	3.55	—	—	19.52	22.23	2,312,325	29	0.57		0.57		0.96
12/31/18		19.71	0.18	(1.70)	(1.52)	(0.18)	(2.04)	15.97	(8.92)	1,948,239	34	0.56		0.56		0.88
12/31/17		18.40	0.17	2.11	2.28	(0.16)	(0.81)	19.71	12.83	2,097,611	22	0.56		0.56		0.91
12/31/16		14.70	0.16	3.63	3.79	(0.08)	(0.01)	18.40	25.87	2,319,235	22	0.57		0.57		1.01

Class I
12/31/20		19.98	0.21	2.02	2.23	—	—	22.21	11.16	293,522	26	0.27		0.27		1.20
12/31/19		16.30	0.23	3.45	3.68	—	—	19.98	22.58	298,749	29	0.27		0.27		1.27
12/31/18		20.06	0.24	(1.73)	(1.49)	(0.23)	(2.04)	16.30	(8.66)	210,564	34	0.26		0.26		1.17
12/31/17	(b)	18.70	0.29	2.07	2.36	(0.19)	(0.81)	20.06	13.08	257,901	22	0.27		0.27		1.49
12/31/16		14.92	0.19	3.69	3.88	(0.09)	(0.01)	18.70	26.13	1,690	22	0.37		0.37		1.21

JNL/Mellon Utilities Sector Fund(a)
Class A
12/31/20		16.15	0.41	(0.58)	(0.17)	—	—	15.98	(1.05)	284,687	25	0.66		0.66		2.66
12/31/19		13.28	0.39	2.82	3.21	(0.11)	(0.23)	16.15	24.20	343,415	28	0.66		0.66		2.54
12/31/18		13.18	0.37	0.14	0.51	(0.27)	(0.14)	13.28	3.79	169,690	42	0.69		0.69		2.77
12/31/17		12.41	0.35	1.10	1.45	(0.33)	(0.35)	13.18	11.62	81,487	11	0.69		0.69		2.63
12/31/16		10.99	0.34	1.50	1.84	(0.23)	(0.19)	12.41	16.81	76,323	25	0.69		0.69		2.75

Class I
12/31/20		16.24	0.45	(0.56)	(0.11)	—	—	16.13	(0.68)	3,785	25	0.31		0.36		2.94
12/31/19		13.31	0.45	2.83	3.28	(0.12)	(0.23)	16.24	24.69	4,534	28	0.31		0.36		2.92
12/31/18		13.20	0.43	0.11	0.54	(0.29)	(0.14)	13.31	4.03	1,021	42	0.34		0.39		3.15
12/31/17	(d)	13.18	0.14	(0.12)	0.02	—	—	13.20	0.15	22	11	0.35		0.40		3.69

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.

1278

				Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Mellon World Index Fund (formerly JNL/Mellon MSCI World Index Fund)(a)(b)
Class A
12/31/20		27.49		0.36		3.91	4.27	(0.56)	(0.18)	31.02	15.61	363,797	3	0.67		0.67		1.34
12/31/19		22.12		0.45		5.54	5.99	(0.47)	(0.15)	27.49	27.27	368,151	4	0.67		0.67		1.79
12/31/18		28.54		0.49		(2.79)	(2.30)	(1.02)	(3.10)	22.12	(8.84)	305,422	2	0.67		0.67		1.74
12/31/17		23.54		0.88		4.12	5.00	—	—	28.54	21.24	368,521	142	0.66		0.66		3.41
12/31/16		22.01		0.87		0.66	1.53	—	—	23.54	6.95	337,702	5	0.66		0.66		3.86

Class I
12/31/20		27.60		0.46		3.94	4.40	(0.66)	(0.18)	31.16	16.02	4,422	3	0.32		0.37		1.69
12/31/19		22.19		0.54		5.58	6.12	(0.56)	(0.15)	27.60	27.77	2,826	4	0.32		0.37		2.10
12/31/18		28.59		0.53		(2.74)	(2.21)	(1.09)	(3.10)	22.19	(8.52)	1,511	2	0.32		0.37		1.94
12/31/17	(c)	26.99		0.11		1.49	1.60	—	—	28.59	5.93	26	142	0.33		0.38		1.39

JNL/MFS Mid Cap Value Fund(a)
Class A
12/31/20		13.18		0.13		0.38	0.51	—	—	13.69	3.87	1,655,807	32	0.96		0.96		1.15
12/31/19		10.07		0.15		2.96	3.11	—	—	13.18	30.88	1,237,628	22	0.96		0.96		1.24
12/31/18		12.13		0.14		(1.51)	(1.37)	(0.05)	(0.64)	10.07	(11.68)	1,027,972	40	0.96		0.96		1.15
12/31/17		10.87		0.09		1.32	1.41	(0.15)	—	12.13	13.02	857,083	129	0.97	(d)	0.99	(d)	0.76
12/31/16		9.57		0.08		1.22	1.30	—	—	10.87	13.58	910,162	135	1.00		1.01		0.82

Class I
12/31/20		13.32		0.17		0.38	0.55	—	—	13.87	4.13	25,779	32	0.66		0.66		1.44
12/31/19		10.14		0.18		3.00	3.18	—	—	13.32	31.36	187,007	22	0.66		0.66		1.53
12/31/18		12.20		0.18		(1.53)	(1.35)	(0.07)	(0.64)	10.14	(11.46)	173,400	40	0.66		0.66		1.50
12/31/17	(e)	10.93		0.13		1.32	1.45	(0.18)	—	12.20	13.33	97,911	129	0.70	(d)	0.71	(d)	1.14
12/31/16		9.61		0.10		1.22	1.32	—	—	10.93	13.74	11,032	135	0.80		0.81		1.02

JNL/Morningstar Wide Moat Index Fund
Class A
12/31/20		12.42		0.18		1.56	1.74	(0.15)	(0.83)	13.18	14.17	244,640	72	0.77		0.77		1.45
12/31/19		9.28		0.17		3.04	3.21	(0.07)	—	12.42	34.64	148,162	73	0.77		0.77		1.56
12/31/18	(f)	10.00		0.07		(0.79)	(0.72)	—	—	9.28	(7.20)	86,073	40	0.77		0.77		1.91

Class I
12/31/20		12.47		0.21		1.58	1.79	(0.17)	(0.83)	13.26	14.47	634,550	72	0.47		0.47		1.74
12/31/19		9.29		0.20		3.06	3.26	(0.08)	—	12.47	35.11	574,922	73	0.47		0.47		1.85
12/31/18	(f)	10.00		0.09		(0.80)	(0.71)	—	—	9.29	(7.10)	392,677	40	0.47		0.47		2.37

JNL/Neuberger Berman Commodity Strategy Fund(a)(g)
Class A
12/31/20		11.02		0.00		(0.40)	(0.40)	—	—	10.62	(3.63)	12,822	106	0.92		0.92		(0.05)
12/31/19	(h)	10.02		0.19		1.02	1.21	(0.21)	—	11.02	12.09	17,165	94	0.90		0.90		1.77
12/31/18	(h)	11.24		0.15		(1.33)	(1.18)	(0.04)	—	10.02	(10.56)	15,918	121	0.92		0.92		1.36
12/31/17	(h)	12.97		0.03		0.67	0.70	(2.43)	—	11.24	6.47	14,911	113	0.99		0.99		0.27
12/31/16	(h)	11.61	(i)	(0.03	)(i)	1.39 (i)	1.36 (i)	—	—	12.97	11.81	20,505	22	0.99		0.99		(0.24)

Class I
12/31/20		11.05		0.12		(0.52)	(0.40)	—	—	10.65	(3.62)	—	106	0.62		0.62		1.22
12/31/19	(h)	10.04		0.23		1.02	1.25	(0.24)	—	11.05	12.48	92,021	94	0.60		0.60		2.10
12/31/18	(h)	11.24		0.20		(1.34)	(1.14)	(0.06)	—	10.04	(10.22)	147,737	121	0.62		0.62		1.76
12/31/17	(h)(c)	10.68		0.02		0.54	0.56	—	—	11.24	5.24	1,235	113	0.71		0.71		0.77

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	On April 27, 2020, JNL/Mellon MSCI World Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)	The Fund commenced operations on August 13, 2018.
(g)	Effective June 24, 2019, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund name was changed to JNL/Neuberger Berman Commodity Strategy Fund.
(h)	Consolidated Financial Statements.
(i)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.

1279

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Neuberger Berman Strategic Income Fund(a)
Class A
12/31/20		11.27	0.31	0.48	0.79	—	—	12.06	7.01	638,226	116	(b)	0.94		0.94		2.76
12/31/19		10.58	0.34	0.65	0.99	(0.30)	—	11.27	9.35	670,622	95	(b)	0.94		0.94		3.03
12/31/18		11.08	0.35	(0.63)	(0.28)	(0.22)	—	10.58	(2.54)	617,989	96	(b)	0.94		0.94		3.20
12/31/17		10.68	0.30	0.42	0.72	(0.32)	—	11.08	6.77	680,039	107	(b)	0.94		0.94		2.71
12/31/16		10.45	0.31	0.30	0.61	(0.34)	(0.04)	10.68	5.81	590,043	103	(b)	0.94		0.94		2.90

Class I
12/31/20		11.36	0.35	0.48	0.83	—	—	12.19	7.31	169,051	116	(b)	0.64		0.64		3.07
12/31/19		10.67	0.36	0.66	1.02	(0.33)	—	11.36	9.60	220,007	95	(b)	0.64		0.64		3.19
12/31/18		11.15	0.40	(0.63)	(0.23)	(0.25)	—	10.67	(2.12)	65,642	96	(b)	0.64		0.64		3.63
12/31/17	(c)	10.74	0.35	0.40	0.75	(0.34)	—	11.15	7.03	25,034	107	(b)	0.66		0.66		3.16
12/31/16		10.52	0.34	0.29	0.63	(0.37)	(0.04)	10.74	5.93	19	103	(b)	0.74		0.74		3.14

JNL/PIMCO Income Fund
Class A
12/31/20		10.51	0.27	0.25	0.52	—	—	11.03	4.95	796,728	524		0.94	(d)	0.94	(d)	2.57
12/31/19		10.02	0.33	0.45	0.78	(0.29)	—	10.51	7.82	680,208	365		0.94	(d)	0.94	(d)	3.13
12/31/18		10.07	0.27	(0.28)	(0.01)	(0.04)	—	10.02	(0.11)	388,700	207		0.97	(d)	0.97	(d)	2.70
12/31/17	(e)	10.00	0.06	0.01	0.07	—	—	10.07	0.70	132,772	60		0.98	(d)	0.98	(d)	2.15

Class I
12/31/20		10.57	0.30	0.26	0.56	—	—	11.13	5.30	908,423	524		0.64	(d)	0.64	(d)	2.87
12/31/19		10.06	0.36	0.45	0.81	(0.30)	—	10.57	8.13	871,145	365		0.64	(d)	0.64	(d)	3.43
12/31/18		10.08	0.30	(0.28)	0.02	(0.04)	—	10.06	0.20	670,255	207		0.67	(d)	0.67	(d)	2.98
12/31/17	(e)	10.00	0.06	0.02	0.08	—	—	10.08	0.80	504,472	60		0.68	(d)	0.68	(d)	2.39

JNL/PIMCO Investment Grade Credit Bond Fund(a)(f)
Class A
12/31/20		12.26	0.30	0.99	1.29	—	—	13.55	10.52	716,376	167		0.74	(g)	0.74	(g)	2.30
12/31/19		10.97	0.38	1.20	1.58	(0.29)	—	12.26	14.47	497,732	183		0.92	(g)	0.92	(g)	3.20
12/31/18		11.71	0.39	(0.69)	(0.30)	(0.33)	(0.11)	10.97	(2.56)	281,787	150		0.91	(g)	0.91	(g)	3.41
12/31/17		11.19	0.36	0.42	0.78	(0.23)	(0.03)	11.71	6.97	311,231	121		0.89		0.89		3.08
12/31/16		10.62	0.30	0.38	0.68	(0.11)	—	11.19	6.34	371,627	125		0.77		0.77		2.69

Class I
12/31/20		12.28	0.33	1.01	1.34	—	—	13.62	10.91	1,165,502	167		0.44	(g)	0.44	(g)	2.58
12/31/19		10.98	0.41	1.21	1.62	(0.32)	—	12.28	14.75	613,139	183		0.62	(g)	0.62	(g)	3.44
12/31/18		11.72	0.42	(0.68)	(0.26)	(0.37)	(0.11)	10.98	(2.26)	138,829	150		0.61	(g)	0.61	(g)	3.70
12/31/17	(h)	11.65	0.11	(0.04)	0.07	—	—	11.72	0.60	204,949	121		0.67		0.67		3.39

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 359%, 351%, 363%, 322%, and 385% in 2016, 2017, 2018, 2019 and 2020 respectively.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Income Fund were as follows: Class A: December 31, 2020: 0.94%; December 31, 2019: 0.94%; December 31, 2018: 0.95%; December 31, 2017: 0.96%; December 31, 2016: N/A. Class I: December 31, 2020: 0.64%; December 31, 2019: 0.64%; December 31, 2018: 0.65%; December 31, 2017: 0.66%; December 31, 2016: N/A.
(e)	The Fund commenced operations on September 25, 2017.
(f)	Effective June 24, 2019, JNL/PIMCO Investment Grade Corporate Bond Fund name was changed to JNL/PIMCO Investment Grade Credit Bond Fund.
(g)	The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Investment Grade Credit Bond Fund were as follows: Class A: December 31, 2020: 0.74%; December 31, 2019: 0.74%; December 31, 2018: 0.75%; December 31, 2017: 0.76%; December 31, 2016: 0.76%. Class I: December 31, 2020: 0.44%; December 31, 2019: 0.46%; December 31, 2018: 0.45%; December 31, 2017: 0.54%; December 31, 2016: N/A.
(h)	Effective September 25, 2017, Class I shares were offered by the Fund.

1280

				Increase (decrease) from investment operations				Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/PIMCO Real Return Fund(a)
Class A
12/31/20		10.47		0.08		1.12	1.20	—		—	11.67	11.46	1,238,237	179	0.95	(b)	0.95	(b)	0.75
12/31/19		9.66		0.12		0.69	0.81	—		—	10.47	8.39	1,023,793	225	1.67	(b)	1.67	(b)	1.21
12/31/18		9.95		0.18		(0.40)	(0.22)	(0.07)		—	9.66	(2.23)	1,045,541	258	1.58	(b)	1.58	(b)	1.85
12/31/17		9.65		0.17		0.13	0.30	—		—	9.95	3.11	1,195,715	162	1.16	(b)(c)	1.17	(b)(c)	1.71
12/31/16		9.74		0.17		0.35	0.52	(0.61	)(d)	—	9.65	5.17	1,750,231	118	1.05	(b)	1.05	(b)	1.70

Class I
12/31/20		10.61		0.12		1.13	1.25	—		—	11.86	11.78	347,527	179	0.65	(b)	0.65	(b)	1.05
12/31/19		9.76		0.16		0.69	0.85	—		—	10.61	8.71	359,304	225	1.37	(b)	1.37	(b)	1.55
12/31/18		10.06		0.21		(0.41)	(0.20)	(0.10)		—	9.76	(1.95)	709,718	258	1.28	(b)	1.28	(b)	2.15
12/31/17	(e)	9.75		0.25		0.06	0.31	—		—	10.06	3.18	863,416	162	0.90	(b)(c)	0.90	(b)(c)	2.46
12/31/16		9.82		0.20		0.36	0.56	(0.63	)(d)	—	9.75	5.56	744	118	0.85	(b)	0.85	(b)	1.92

JNL/PPM America Floating Rate Income Fund(a)
Class A
12/31/20		10.94		0.35		(0.30)	0.05	—		—	10.99	0.46	1,068,399	27	0.93		0.93		3.33
12/31/19		10.11		0.48		0.35	0.83	—		—	10.94	8.21	1,406,085	36	0.92		0.92		4.48
12/31/18		10.54		0.44		(0.54)	(0.10)	(0.33)		—	10.11	(1.02)	1,601,915	68	0.93		0.93		4.12
12/31/17		10.58		0.37		(0.06)	0.31	(0.35)		—	10.54	2.92	1,457,373	63	0.96	(c)	0.96	(c)	3.48
12/31/16		10.11		0.39		0.55	0.94	(0.47)		—	10.58	9.42	1,410,038	50	0.99		0.99		3.73

Class I
12/31/20		10.99		0.42		(0.34)	0.08	—		—	11.07	0.73	5,457	27	0.63		0.63		3.98
12/31/19		10.12		0.51		0.36	0.87	—		—	10.99	8.60	30,209	36	0.62		0.62		4.77
12/31/18		10.55		0.47		(0.54)	(0.07)	(0.36)		—	10.12	(0.82)	29,676	68	0.63		0.63		4.39
12/31/17	(f)	10.45		0.11		(0.01)	0.10	—		—	10.55	0.96	33,712	63	0.63	(c)	0.63	(c)	3.78

JNL/PPM America High Yield Bond Fund(a)
Class A
12/31/20		13.90		0.70		0.01	0.71	—		—	14.61	5.11 (g)	1,412,152	77	0.74		0.74		5.18
12/31/19		12.13		0.69		1.08	1.77	—		—	13.90	14.59	1,585,066	75	0.74		0.74		5.23
12/31/18		13.64		0.73		(1.42)	(0.69)	(0.82)		—	12.13	(5.30)	1,434,059	52	0.74		0.74		5.42
12/31/17		13.46		0.72		0.28	1.00	(0.82)		—	13.64	7.49	1,763,229	73	0.74		0.74		5.24
12/31/16		11.51	(h)	0.73	(h)	1.24 (h)	1.97 (h)	(0.02)		—	13.46	17.23	2,361,300	96	0.74		0.74		5.90

Class I
12/31/20		16.33		0.87		0.02	0.89	—		—	17.22	5.45	491,339	77	0.44		0.44		5.48
12/31/19		14.21		0.86		1.26	2.12	—		—	16.33	14.92	504,753	75	0.44		0.44		5.53
12/31/18		15.84		0.89		(1.66)	(0.77)	(0.86)		—	14.21	(5.06)	507,235	52	0.44		0.44		5.73
12/31/17	(e)	15.49		0.92		0.27	1.19	(0.84)		—	15.84	7.79	574,946	73	0.46		0.46		5.84
12/31/16		13.22	(h)	0.87	(h)	1.42 (h)	2.29 (h)	(0.02)		—	15.49	17.34	12,207	96	0.54		0.54		6.08

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Real Return Fund were as follows: Class A: December 31, 2020: 0.79%; December 31, 2019: 0.81%; December 31, 2018: 0.79%; December 31, 2017: 0.79% (Net: 0.78%); December 31, 2016: 0.80%. Class I: December 31, 2020: 0.49%; December 31, 2019: 0.51%; December 31, 2018: 0.49%; December 31, 2017: 0.52% (Net: 0.52%); December 31, 2016: 0.60%. Effective January 1, 2017, the Fund voluntarily began waiving a portion of advisory fees. Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.
(c)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(d)	Distribution amount for the JNL/PIMCO Real Return Fund includes a return of capital distribution for Class A and Class I shares of $0.49 and $0.51 per share, respectively, for the year ended December 31, 2016.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.
(g)	Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/PPM America High Yield Bond Fund: 5.04% and 5.39%
(h)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share splits.

1281

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/PPM America Total Return Fund(a)(b)
Class A
12/31/20		12.69	0.26	0.99	1.25	—	—	13.94	9.85	821,727	80	(c)	0.78	0.78	1.90
12/31/19		11.53	0.31	0.85	1.16	—	—	12.69	10.06	456,735	95	(c)	0.80	0.80	2.54
12/31/18		11.95	0.32	(0.47)	(0.15)	(0.27)	—	11.53	(1.23)	332,524	65	(c)	0.80	0.80	2.72
12/31/17		11.72	0.28	0.22	0.50	(0.27)	—	11.95	4.27	323,218	69	(c)	0.79	0.79	2.31
12/31/16		11.43	0.30	0.36	0.66	(0.37)	—	11.72	5.68	1,134,787	100	(c)	0.80	0.80	2.56

Class I
12/31/20		12.69	0.30	1.00	1.30	—	—	13.99	10.24	1,176,797	80	(c)	0.48	0.48	2.22
12/31/19		11.50	0.35	0.84	1.19	—	—	12.69	10.35	933,513	95	(c)	0.50	0.50	2.86
12/31/18		11.96	0.35	(0.47)	(0.12)	(0.34)	—	11.50	(0.97)	787,240	65	(c)	0.50	0.50	3.01
12/31/17	(d)	11.87	0.09	0.00	0.09	—	—	11.96	0.76	940,410	69	(c)	0.51	0.51	2.67

JNL/RAFI Fundamental U.S. Small Cap Fund(a)(e)
Class A
12/31/20		6.15	0.06	0.47	0.53	—	—	6.68	8.62	411,422	26		0.67	0.67	1.10
12/31/19	(f)	5.57	0.09	0.67	0.76	(0.08)	(0.10)	6.15	13.61	422,668	182		0.67	0.67	1.55
12/31/18		9.15	0.09	(1.93)	(1.84)	(0.17)	(1.57)	5.57	(22.96)	419,116	90		0.66	0.66	1.08
12/31/17		9.47	0.07	(0.29)	(0.22)	(0.06)	(0.04)	9.15	(2.21)	581,066	82		0.66	0.66	0.81
12/31/16		7.26	0.07	2.39	2.46	(0.07)	(0.18)	9.47	34.40	820,565	56		0.66	0.66	0.85

Class I
12/31/20		5.99	0.08	0.46	0.54	—	—	6.53	9.02	2,690	26		0.32	0.37	1.50
12/31/19		5.43	0.11	0.65	0.76	(0.10)	(0.10)	5.99	14.03	1,604	182		0.32	0.37	1.87
12/31/18		8.97	0.12	(1.90)	(1.78)	(0.19)	(1.57)	5.43	(22.73)	1,189	90		0.31	0.36	1.51
12/31/17	(g)	9.27	0.09	(0.28)	(0.19)	(0.07)	(0.04)	8.97	(1.88)	462	82		0.43	0.44	1.01
12/31/16		7.12	0.08	2.33	2.41	(0.08)	(0.18)	9.27	34.42	757	56		0.46	0.46	1.06

JNL/RAFI Multi-Factor U.S. Equity Fund(a)(h)
Class A
12/31/20		14.27	0.21	1.21	1.42	—	—	15.69	9.95	2,556,362	40		0.67	0.67	1.60
12/31/19	(f)	13.75	0.28	2.21	2.49	(0.39)	(1.58)	14.27	19.54	2,773,817	153		0.65	0.65	2.03
12/31/18		15.61	0.34	(1.84)	(1.50)	(0.36)	—	13.75	(9.73)	2,701,778	60		0.63	0.63	2.16
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93	3,535,728	89		0.63	0.63	2.20
12/31/16		12.46	0.30	1.20	1.50	(0.33)	—	13.63	12.18	3,199,574	74		0.64	0.64	2.30

Class I
12/31/20		14.30	0.26	1.21	1.47	—	—	15.77	10.28	17,528	40		0.37	0.37	1.90
12/31/19		13.80	0.37	2.15	2.52	(0.44)	(1.58)	14.30	19.76	18,114	153		0.34	0.34	2.55
12/31/18		15.66	0.39	(1.85)	(1.46)	(0.40)	—	13.80	(9.46)	219,158	60		0.33	0.33	2.47
12/31/17	(g)	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24	286,158	89		0.35	0.35	2.14
12/31/16		12.49	0.32	1.21	1.53	(0.36)	—	13.66	12.40	12,357	74		0.44	0.44	2.50

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring fund formerly in JNL Investors Series Trust for periods prior to April 25, 2016.
(c)	Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 146%, 72%, 70%, 97% and 118% in 2016, 2017, 2018, 2019, and 2020, respectively.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund completed the acquisition of JNL/Mellon Capital S&P SMid 60 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the fund formerly in JNL Variable Fund LLC for periods prior to Junet 24, 2019.
(f)	The Fund commenced operations on June 24, 2019.
(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(h)	On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/Mellon Capital JNL 5 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

1282

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/T. Rowe Price Balanced Fund(a)(b)(c)
Class A
12/31/20		13.61	0.15	1.48	1.63	—	—	15.24	11.98	501,928	126		1.01		1.01	1.13
12/31/19		11.06	0.20	2.35	2.55	—	—	13.61	23.06	507,773	82		1.00		1.00	1.61
12/31/18		11.88	0.09	(0.91)	(0.82)	—	—	11.06	(6.90)	477,118	216		0.88		0.88	0.73
12/31/17		10.29	0.12	1.47	1.59	—	—	11.88	15.45	192,360	111	(d)	0.44		0.44	1.07
12/31/16		9.98	0.12	0.19	0.31	—	—	10.29	3.11	189,399	159		0.35		0.35	1.18

Class I
12/31/20		13.70	0.18	1.50	1.68	—	—	15.38	12.26	668	126		0.71		0.71	1.26
12/31/19		11.10	0.23	2.37	2.60	—	—	13.70	23.42	2	82		0.70		0.70	1.86
12/31/18		11.90	0.12	(0.92)	(0.80)	—	—	11.10	(6.72)	1	216		0.65		0.65	0.98
12/31/17	(e)	11.35	0.00	0.55	0.55	—	—	11.90	4.85	1	111	(d)	0.09		0.09	(0.09)

JNL/T. Rowe Price Capital Appreciation Fund(f)
Class A
12/31/20		17.22	0.15	2.86	3.01	—	—	20.23	17.48	8,392,371	86		0.97	(g)	0.97	0.83
12/31/19		13.88	0.20	3.14	3.34	—	—	17.22	24.06	5,779,034	50		0.98	(g)	0.98	1.23
12/31/18		14.31	0.32	(0.26)	0.06	(0.08)	(0.41)	13.88	0.40	3,160,575	64		1.00	(g)	1.01	2.18
12/31/17		12.65	0.12	1.75	1.87	(0.10)	(0.11)	14.31	14.80	2,209,139	67		1.05	(g)	1.05	0.87
12/31/16		11.88	0.15	0.77	0.92	(0.03)	(0.12)	12.65	7.77	1,291,509	62		1.06	(g)	1.06	1.20

Class I
12/31/20		17.31	0.20	2.89	3.09	—	—	20.40	17.85	623,162	86		0.67	(g)	0.67	1.13
12/31/19		13.91	0.25	3.15	3.40	—	—	17.31	24.44	423,633	50		0.68	(g)	0.68	1.54
12/31/18		14.32	0.36	(0.26)	0.10	(0.10)	(0.41)	13.91	0.67	339,117	64		0.70	(g)	0.71	2.46
12/31/17	(e)	13.86	0.05	0.41	0.46	—	—	14.32	3.32	353,499	67		0.76	(g)	0.76	1.21

JNL/T. Rowe Price Established Growth Fund(f)
Class A
12/31/20		49.83	(0.19)	18.67	18.48	—	—	68.31	37.09 (h)	9,439,629	35		0.83		0.83	(0.35)
12/31/19		38.00	(0.02)	11.85	11.83	—	—	49.83	31.13	7,460,334	25		0.83		0.83	(0.05)
12/31/18		43.97	0.08	(0.49)	(0.41)	(0.03)	(5.53)	38.00	(1.40)	5,909,316	44		0.83		0.83	0.18
12/31/17		34.69	0.04	11.48	11.52	(0.02)	(2.22)	43.97	33.59	5,847,294	56		0.84		0.84	0.11
12/31/16		34.38	0.02	0.47	0.49	—	(0.18)	34.69	1.43	6,414,359	42		0.85		0.85	0.06

Class I
12/31/20		51.71	(0.02)	19.41	19.39	—	—	71.10	37.50 (h)	2,908,301	35		0.53		0.53	(0.04)
12/31/19		39.31	0.12	12.28	12.40	—	—	51.71	31.54	2,720,614	25		0.53		0.53	0.25
12/31/18		45.26	0.22	(0.52)	(0.30)	(0.12)	(5.53)	39.31	(1.13)	2,558,378	44		0.53		0.53	0.46
12/31/17	(i)	35.63	0.18	11.76	11.94	(0.09)	(2.22)	45.26	33.90	2,944,326	56		0.55		0.55	0.40
12/31/16		35.24	0.09	0.48	0.57	—	(0.18)	35.63	1.62	68,135	42		0.65		0.65	0.26

(a)	Effective April 27, 2020, JNL/T. Rowe Price Managed Volatility Balanced Fund name was changed to JNL/T. Rowe Price Balanced Fund.
(b)	Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.
(c)	Prior to June 24, 2019, the fund held securities selected by the Sub-Advisor and was considered a “Fund of Funds.”
(d)	Portfolio turnover for JNL/T. Rowe Price Balanced Fund includes the purchase and sale in each of the Fund’s underlying funds which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale in each of the Fund’s underlying funds was 11% in 2017.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(g)	The ratios of net expenses to average net assets for JNL/T.Rowe Price Capital Appreciation Fund includes a reimbursement for advisory fees related to advisory fees earned on an affiliated investment held by the Fund.
(h)	Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/T. Rowe Price Established Growth Fund: 37.05% and 37.46%
(i)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

1283

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/T. Rowe Price Mid-Cap Growth Fund(a)
Class A
12/31/20		56.09	(0.18)	13.39	13.21	—	—	69.30	23.55	6,403,871	23	0.99	0.99	(0.32)
12/31/19		42.66	(0.01)	13.44	13.43	—	—	56.09	31.48	5,926,942	22	0.99	0.99	(0.02)
12/31/18		47.27	(0.02)	(0.96)	(0.98)	—	(3.63)	42.66	(2.45)	4,713,404	29	0.99	0.99	(0.05)
12/31/17		39.92	(0.10)	9.73	9.63	—	(2.28)	47.27	24.47	4,899,959	30	1.00	1.00	(0.21)
12/31/16		37.87	(0.07)	2.36	2.29	—	(0.24)	39.92	6.08	3,830,555	30	1.00	1.00	(0.17)

Class I
12/31/20		59.04	0.00	14.13	14.13	—	—	73.17	23.93	284,182	23	0.69	0.69	0.00
12/31/19		44.78	0.15	14.11	14.26	—	—	59.04	31.84	445,624	22	0.69	0.69	0.28
12/31/18		49.29	0.13	(1.01)	(0.88)	—	(3.63)	44.78	(2.15)	397,273	29	0.69	0.69	0.25
12/31/17	(b)	41.45	0.02	10.10	10.12	—	(2.28)	49.29	24.75	412,117	30	0.74	0.74	0.04
12/31/16		39.23	0.01	2.45	2.46	—	(0.24)	41.45	6.30	68,059	30	0.80	0.80	0.03

JNL/T. Rowe Price Short-Term Bond Fund(a)
Class A
12/31/20		10.17	0.17	0.23	0.40	—	—	10.57	3.93	1,489,869	61	0.71	0.71	1.68
12/31/19		9.77	0.22	0.18	0.40	—	—	10.17	4.09	1,160,563	71	0.71	0.71	2.22
12/31/18		9.80	0.18	(0.07)	0.11	(0.14)	—	9.77	1.10	1,107,891	50	0.71	0.71	1.87
12/31/17		9.83	0.14	(0.03)	0.11	(0.14)	—	9.80	1.14	1,000,050	53	0.71	0.71	1.37
12/31/16		9.81	0.11	0.03	0.14	(0.12)	—	9.83	1.43	1,648,572	60	0.71	0.71	1.07

Class I
12/31/20		10.30	0.21	0.23	0.44	—	—	10.74	4.27	291,484	61	0.41	0.41	1.97
12/31/19		9.87	0.25	0.18	0.43	—	—	10.30	4.36	256,869	71	0.41	0.41	2.53
12/31/18		9.90	0.21	(0.07)	0.14	(0.17)	—	9.87	1.41	593,400	50	0.41	0.41	2.17
12/31/17	(b)	9.93	0.17	(0.04)	0.13	(0.16)	—	9.90	1.35	551,252	53	0.42	0.42	1.74
12/31/16		9.90	0.13	0.04	0.17	(0.14)	—	9.93	1.73	283	60	0.51	0.51	1.27

JNL/T. Rowe Price U.S. High Yield Fund(a)(c)
Class A
12/31/20		11.02	0.55	(0.17)	0.38	—	—	11.40	3.45	147,993	211	0.98	0.98	5.18
12/31/19		10.00	0.49	0.53	1.02	—	—	11.02	10.20	136,103	87	1.00	1.00	4.59
12/31/18		10.79	0.54	(0.75)	(0.21)	(0.50)	(0.08)	10.00	(2.09)	86,713	69	1.00	1.00	5.04
12/31/17		10.55	0.53	(0.03)	0.50	(0.21)	(0.05)	10.79	4.73	65,795	86	1.00	1.00	4.91
12/31/16	(d)	10.00	0.28	0.27	0.55	—	—	10.55	5.50	624,884	82	1.00	1.00	4.04

Class I
12/31/20		10.95	0.60	(0.18)	0.42	—	—	11.37	3.84	540,203	211	0.68	0.68	5.64
12/31/19		9.91	0.52	0.52	1.04	—	—	10.95	10.49	396,312	87	0.70	0.70	4.94
12/31/18		10.81	0.57	(0.75)	(0.18)	(0.64)	(0.08)	9.91	(1.84)	522,198	69	0.70	0.70	5.32
12/31/17	(e)	10.76	0.14	(0.09)	0.05	—	—	10.81	0.46	627,214	86	0.71	0.71	4.97

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	Effective April 27, 2020, JNL/Crescent High Income Fund name was changed to JNL/T. Rowe Price U.S. High Yield Fund.
(d)	The Fund commenced operations on April 25, 2016.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.

1284

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/T. Rowe Price Value Fund(a)
Class A
12/31/20		17.34	0.19		1.59	1.78	—	—	19.12	10.27	2,315,487	114	0.87		0.87		1.20
12/31/19		13.75	0.22		3.37	3.59	—	—	17.34	26.11	2,148,534	133	0.87		0.88		1.40
12/31/18		17.46	0.25		(1.81)	(1.56)	(0.21)	(1.94)	13.75	(9.58)	1,775,417	141	0.88		0.89		1.47
12/31/17		15.60	0.22		2.63	2.85	(0.27)	(0.72)	17.46	18.70	2,111,216	94	0.89	(b)	0.90	(b)	1.33
12/31/16		15.47	0.27		1.33	1.60	(0.30)	(1.17)	15.60	10.84	4,232,209	105	0.90		0.91		1.76

Class I
12/31/20		18.22	0.25		1.68	1.93	—	—	20.15	10.59	2,306,944	114	0.57		0.57		1.50
12/31/19		14.40	0.28		3.54	3.82	—	—	18.22	26.53	2,424,541	133	0.57		0.58		1.70
12/31/18		18.20	0.31		(1.89)	(1.58)	(0.28)	(1.94)	14.40	(9.30)	2,190,147	141	0.58		0.59		1.77
12/31/17	(c)	16.21	0.31		2.70	3.01	(0.30)	(0.72)	18.20	19.00	2,851,062	94	0.60	(b)	0.61	(b)	1.75
12/31/16		16.02	0.32		1.37	1.69	(0.33)	(1.17)	16.21	11.04	988	105	0.70		0.71		1.97

JNL/WCM Focused International Equity Fund(a)
Class A
12/31/20		16.79	(0.05)		5.41	5.36	(0.05)	(0.41)	21.69	32.01	415,047	32	1.12		1.12		(0.30)
12/31/19		12.94	0.01		4.52	4.53	(0.08)	(0.60)	16.79	35.48	252,340	24	1.12		1.12		0.09
12/31/18		14.44	0.03		(1.16)	(1.13)	—	(0.37)	12.94	(7.85)	63,899	29	1.12		1.12		0.24
12/31/17		11.01	0.09		3.39	3.48	(0.04)	(0.01)	14.44	31.65	33,381	29	1.14	(b)	1.15	(b)	0.74
12/31/16		11.02	0.05		(0.04)	0.01	(0.01)	(0.01)	11.01	0.12	1,008,629	22	1.17		1.17		0.44

Class I
12/31/20		16.81	0.00		5.43	5.43	(0.07)	(0.41)	21.76	32.41	1,762,135	32	0.82		0.82		0.03
12/31/19		12.93	0.08		4.49	4.57	(0.09)	(0.60)	16.81	35.82	1,483,682	24	0.82		0.82		0.49
12/31/18		14.46	0.09		(1.18)	(1.09)	(0.07)	(0.37)	12.93	(7.57)	1,261,640	29	0.82		0.82		0.59
12/31/17	(d)	13.80	0.01		0.65	0.66	—	—	14.46	4.78	1,424,375	29	0.86	(b)	0.87	(b)	0.17

JNL/Westchester Capital Event Driven Fund(a)
Class A
12/31/20		11.11	0.37		0.33	0.70	—	—	11.81	6.30	40,814	426	1.64	(e)	1.64	(e)	3.44
12/31/19		9.94	0.09		1.08	1.17	—	—	11.11	11.77	49,018	286	1.84	(e)	1.84	(e)	0.84
12/31/18		9.99	0.03		0.47	0.50	—	(0.55)	9.94	5.04	27,455	267	1.71	(e)	1.71	(e)	0.28
12/31/17		9.70	(0.00	)(f)	0.53	0.53	(0.24)	—	9.99	5.47	4,823	291	1.83	(e)	1.83	(e)	(0.02)
12/31/16		9.50	(0.05)		0.29	0.24	(0.01)	(0.03)	9.70	2.55	359,186	251	2.09	(e)	2.09	(e)	(0.55)

Class I
12/31/20		11.07	0.24		0.49	0.73	—	—	11.80	6.59	75,532	426	1.29	(e)	1.29	(e)	2.32
12/31/19		9.87	0.12		1.08	1.20	—	—	11.07	12.16	259,327	286	1.52	(e)	1.52	(e)	1.10
12/31/18		10.01	0.11		0.42	0.53	(0.12)	(0.55)	9.87	5.31	209,019	267	1.49	(e)	1.49	(e)	1.04
12/31/17	(d)	9.89	0.04		0.08	0.12	—	—	10.01	1.21	242,410	291	1.38	(e)	1.38	(e)	1.34

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Westchester Capital Event Driven Fund were as follows: Class A: December 31, 2020: 1.46%; December 31, 2019: 1.46%; December 31, 2018: 1.46%; December 31, 2017: 1.44%; December 31, 2016: 1.46%. Class I: December 31, 2020: 1.16%; December 31, 2019: 1.16%; December 31, 2018: 1.16%; December 31, 2017: 1.19%; December 31, 2016: N/A.
(f)	Amount represents less than $0.005.

1285

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/WMC Balanced Fund(a)
Class A
12/31/20		26.54	0.40	1.81	2.21	—	—	28.75	8.33	9,149,544	81	(b)	0.72		0.72		1.53
12/31/19		21.85	0.50	4.19	4.69	—	—	26.54	21.46	8,888,357	42	(b)	0.72		0.72		2.03
12/31/18		24.02	0.49	(1.26)	(0.77)	(0.40)	(1.00)	21.85	(3.41)	7,405,875	43	(b)	0.72		0.72		2.04
12/31/17		22.14	0.42	2.31	2.73	(0.33)	(0.52)	24.02	12.49	7,752,031	38	(b)	0.72		0.72		1.80
12/31/16		20.83	0.40	1.82	2.22	(0.28)	(0.62)	22.14	10.82	6,370,657	58	(b)	0.73		0.73		1.84

Class I
12/31/20		27.50	0.48	1.90	2.38	—	—	29.88	8.65	52,145	81	(b)	0.42		0.42		1.79
12/31/19		22.57	0.59	4.34	4.93	—	—	27.50	21.84	36,746	42	(b)	0.42		0.42		2.32
12/31/18		24.75	0.59	(1.32)	(0.73)	(0.45)	(1.00)	22.57	(3.15)	16,749	43	(b)	0.42		0.42		2.38
12/31/17	(c)	22.77	0.48	2.38	2.86	(0.36)	(0.52)	24.75	12.75	2,740	38	(b)	0.49		0.49		2.02
12/31/16		21.39	0.45	1.87	2.32	(0.32)	(0.62)	22.77	11.03	1,509	58	(b)	0.53		0.53		2.05

JNL/WMC Equity Income Fund (formerly JNL/Vanguard Equity Income Fund)(d)(e)
Class A
12/31/20		12.35	0.21	0.11	0.32	—	—	12.67	2.59	546,210	40		0.59		0.93		1.88
12/31/19		9.98	0.19	2.18	2.37	—	—	12.35	23.75	359,069	33		0.58		0.94		1.70
12/31/18		10.67	0.10	(0.79)	(0.69)	—	—	9.98	(6.47)	155,905	36		0.58		0.98		0.90
12/31/17	(f)	10.00	(0.02)	0.69	0.67	—	—	10.67	6.70	29,181	38		0.58		0.98		(0.58)

Class I
12/31/20		12.44	0.26	0.11	0.37	—	—	12.81	2.97	16,185	40		0.29		0.63		2.28
12/31/19		10.03	0.19	2.22	2.41	—	—	12.44	24.03	9,821	33		0.28		0.64		1.67
12/31/18		10.69	0.08	(0.74)	(0.66)	—	—	10.03	(6.17)	3,386	36		0.28		0.68		0.74
12/31/17	(f)	10.00	(0.01)	0.70	0.69	—	—	10.69	6.90	281	38		0.28		0.68		(0.28)

JNL/WMC Global Real Estate Fund (formerly JNL/Invesco Global Real Estate Fund)(a)
Class A
12/31/20		10.88	0.17	(1.49)	(1.32)	—	—	9.56	(12.13)	900,492	150		1.05		1.05		1.82
12/31/19		8.88	0.22	1.78	2.00	—	—	10.88	22.52	1,192,796	52		1.05		1.05		2.11
12/31/18		9.97	0.22	(0.86)	(0.64)	(0.38)	(0.07)	8.88	(6.38)	1,125,411	57		1.04		1.04		2.26
12/31/17		9.53	0.20	0.75	0.95	(0.31)	(0.20)	9.97	10.19	1,373,022	55		1.05	(g)	1.05	(g)	2.06
12/31/16		9.78	0.18	0.06	0.24	(0.20)	(0.29)	9.53	2.42	1,821,270	65		1.05		1.06		1.82

Class I
12/31/20		11.09	0.12	(1.44)	(1.32)	—	—	9.77	(11.90)	3,424	150		0.75		0.75		1.26
12/31/19		9.02	0.23	1.84	2.07	—	—	11.09	22.95	35,743	52		0.75		0.75		2.24
12/31/18		10.13	0.24	(0.86)	(0.62)	(0.42)	(0.07)	9.02	(6.17)	160,039	57		0.74		0.74		2.43
12/31/17	(c)	9.67	0.27	0.72	0.99	(0.33)	(0.20)	10.13	10.46	602,227	55		0.77	(g)	0.77	(g)	2.74
12/31/16		9.92	0.20	0.07	0.27	(0.22)	(0.29)	9.67	2.61	899	65		0.85		0.86		2.02

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 102%, 76%, 80%, 55%, and 108% in 2016, 2017, 2018, 2019, and 2020 respectively.
(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.
(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/WMC Equity Income Fund (formerly JNL/Vanguard Equity Income Fund) - Class A: December 31, 2020: 0.89%, 1.23%, 1.58%; December 31, 2019: 0.88%, 1.24%, 1.40%; December 31, 2018: 0.87%, 1.27%, 0.61%; December 31, 2017: 0.89%, 1.29%, (0.89%). JNL/WMC Equity Income Fund (formerly JNL/Vanguard Equity Income Fund) - Class I: December 31, 2020: 0.59%, 0.93%, 1.98%; December 31, 2019: 0.58%, 0.94%, 1.37%; December 31, 2018: 0.57%, 0.97%, 0.45%; December 31, 2017: 0.59%, 0.99%, (0.59%).
(f)	The Fund commenced operations on September 25, 2017.
(g)	Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

1286

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/WMC Government Money Market Fund(a)
Class A
12/31/20		1.00	0.00	0.00	0.00	(0.00	)(b)	—		1.00	0.21	2,389,749	N/A	0.24		0.56	0.13	(c)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.54	1,261,526	N/A	0.72	(d)	0.57	1.53	(c)
12/31/18		1.00	0.01	0.00	0.01	(0.01)		—		1.00	1.13	1,426,473	N/A	0.77	(d)	0.57	1.13	(c)
12/31/17		1.00	0.00	0.00	0.00	(0.00	)(b)	—		1.00	0.13	1,194,603	N/A	0.78	(d)	0.56	0.12	(c)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00	)(b)	1.00	0.00	1,591,977	N/A	0.45		0.56	0.00	(c)

Class I
12/31/20		1.00	0.00	0.00	0.00	(0.00	)(b)	—		1.00	0.31	44,262	N/A	0.20		0.26	0.15	(c)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—		1.00	2.00	15,034	N/A	0.27		0.27	1.97	(c)
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—		1.00	1.64	14,314	N/A	0.27		0.27	1.75	(c)
12/31/17	(e)	1.00	0.00	0.00	0.00	(0.00	)(b)	—		1.00	0.38	2,440	N/A	0.58	(d)	0.35	0.28	(c)
12/31/16		1.00	0.00	0.00	0.00	—		(0.00	)(b)	1.00	0.00	8,686	N/A	0.45	(d)	0.36	0.00	(c)

JNL/WMC Value Fund(a)
Class A
12/31/20		23.73	0.38	(0.02)	0.36	—		—		24.09	1.52	742,657	47	0.78		0.78	1.77
12/31/19		18.61	0.38	4.74	5.12	—		—		23.73	27.51	822,715	49	0.78		0.78	1.75
12/31/18		24.48	0.41	(2.70)	(2.29)	(0.44)		(3.14)		18.61	(10.30)	691,879	28	0.78		0.78	1.73
12/31/17		22.92	0.41	2.94	3.35	(0.41)		(1.38)		24.48	15.20	840,381	14	0.77		0.77	1.71
12/31/16		20.56	0.36	2.37	2.73	(0.23)		(0.14)		22.92	13.42	1,682,334	15	0.78		0.78	1.68

Class I
12/31/20		24.51	0.45	0.00	0.45	—		—		24.96	1.84	794,557	47	0.48		0.48	2.05
12/31/19		19.17	0.45	4.89	5.34	—		—		24.51	27.86	692,719	49	0.48		0.48	2.05
12/31/18		25.13	0.49	(2.78)	(2.29)	(0.53)		(3.14)		19.17	(10.02)	548,769	28	0.48		0.48	2.02
12/31/17	(e)	23.47	0.45	3.05	3.50	(0.46)		(1.38)		25.13	15.49	751,554	14	0.50		0.50	1.85
12/31/16		21.03	0.41	2.43	2.84	(0.26)		(0.14)		23.47	13.66	33,188	15	0.58		0.58	1.88

(a)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(b)	Amount represents less than $0.005.
(c)	The ratios for net investment income (loss) to average net assets without expense waivers for JNL/WMC Government Money Market Fund for 2016, 2017, 2018, 2019 and 2020 was (0.11%), 0.33%, 1.33%, 1.68% and (0.19%), respectively, for Class A and 0.09%, 0.52%, 1.75%, 1.97% and 0.15%, respectively, for Class I shares.
(d)	Includes payments for recovery of contractual expense waivers.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

1287

Appendix A

The JNL/Goldman Sachs Managed Conservative Fund, the JNL/Goldman Sachs Managed Moderate Fund, the JNL/Goldman Sachs Managed Moderate Growth Fund, the JNL/Goldman Sachs Managed Growth Fund, and the JNL/Goldman Sachs Managed Aggressive Growth Fund, are also referred to in this Prospectus as the JNL/Goldman Sachs Managed Funds.

The JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, the JNL Growth Allocation Fund, and the JNL Aggressive Growth Allocation Fund are also referred to in this Prospectus as the JNL Allocation Funds.

Certain Funds utilize a master-feeder structure.

With the exception of the JNL S&P 500 Index Fund, JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, and JNL Small Cap Index Fund, which only offers Class I shares, each Fund offers two classes of shares, Class A and Class I. Class A and Class I shares are described in this Prospectus.

Effective April 27, 2020, the JNL/The London Company Focused U.S. Equity Fund, a series of Jackson Variable Series Trust, merged into the JNL/Morningstar Wide Moat Index Fund.

Effective April 27, 2020, the JNL/Mellon S&P 1500 Value Index Fund merged into the JNL/Mellon DowSM Index Fund, a new series of JNL Series Trust.

Effective April 27, 2020, the JNL/Mellon S&P 1500 Growth Index Fund merged into the JNL/Mellon Nasdaq® 100 Index Fund, a new series of JNL Series Trust.

Effective April 27, 2020, the JNL/VanEck International Gold Fund, a series of Jackson Variable Series Trust, merged into the JNL/BlackRock Global Natural Resources Fund.

Effective April 27, 2020, the JNL/PPM America Value Equity Fund merged into the JNL/JPMorgan U.S. Value Fund (formerly, JNL/JPMorgan Growth & Income Fund).

Effective April 27, 2020, the JNL/S&P Mid 3 Fund merged into the JNL/Mellon S&P 400 MidCap Index Fund.

Effective April 27, 2020, the JNL/Franklin Templeton Global Fund merged into the JNL/Loomis Sayles Global Growth Fund.

Effective April 27, 2020, the JNL/Goldman Sachs Emerging Markets Debt Fund merged into the JNL/DoubleLine® Emerging Markets Fixed Income Fund.

Effective April 27, 2020, the JNL Institutional Alt 100 Fund, a series of Jackson Variable Series Trust, merged into the JNL Multi-Manager Alternative Fund.

Effective April 27, 2020, the JNL Institutional Alt 25 Fund merged into the JNL Moderate Growth Allocation Fund.

Effective April 27, 2020, the JNL Institutional Alt 50 Fund merged into the JNL Moderate Allocation Fund, a new series of JNL Series Trust.

Effective April 27, 2020, the JNL/FAMCO Flex Core Covered Call Fund, a series of Jackson Variable Series Trust, merged into the JNL/JPMorgan Hedged Equity Fund.

Effective April 27, 2020, the JNL/Nicholas Convertible Arbitrage Fund, a series of Jackson Variable Series Trust, merged into the JNL Conservative Allocation Fund, a new series of JNL Series Trust.

Effective April 27, 2020, the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, a series of Jackson Variable Series Trust, merged into the JNL/Franklin Templeton Global Multisector Bond Fund.

Effective April 27, 2020, the JNL/Neuberger Berman Currency Fund, a series of Jackson Variable Series Trust, merged into the JNL/PIMCO Income Fund.

Effective April 27, 2020, the JNL/Scout Unconstrained Bond Fund merged into the JNL/PIMCO Income Fund.

Effective April 27, 2020, the JNL/Invesco China-India Fund merged into the JNL Multi-Manager Emerging Markets Equity Fund.

Effective April 27, 2020, the JNL/Oppenheimer Emerging Markets Innovator Fund merged into the JNL Multi-Manager Emerging Markets Equity Fund.

Effective April 27, 2020, the JNL/PPM America Mid Cap Value Fund merged into the JNL/MFS Mid Cap Value Fund.

A-1

Effective April 27, 2020, the JNL/FPA + DoubleLine® Flexible Allocation Fund merged into the JNL/JPMorgan Global Allocation Fund.

Effective April 26, 2021, the JNL/Goldman Sachs Competitive Advantage Fund merged into the JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund).

Effective April 26, 2021, the JNL/Goldman Sachs Dividend Income & Growth Fund merged into the JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund).

Effective April 26, 2021, the JNL/Goldman Sachs Intrinsic Value Fund merged into the JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund).

Effective April 26, 2021, the JNL/Goldman Sachs Total Yield Fund merged into the JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund).

Effective April 26, 2021, the JNL/Goldman Sachs International 5 Fund merged into the JNL/Mellon International Index Fund.

Effective April 26, 2021, the JNL/Vanguard International Stock Market Index Fund merged into the JNL/Mellon International Index Fund.

Effective April 26, 2021, the JNL/RAFI® Fundamental Asia Developed Fund merged into the JNL/Mellon International Index Fund.

Effective April 26, 2021, the JNL/RAFI® Fundamental Europe Fund merged into the JNL/Mellon International Index Fund.

Effective April 26, 2021, the JNL/Vanguard Global Bond Market Index Fund merged into the JNL/Mellon Bond Index Fund.

Effective April 26, 2021, the JNL/Vanguard Small Company Growth Fund merged into the JNL Multi-Manager Small Cap Growth Fund.

Effective April 26, 2021, the JNL/Mellon Index 5 Fund merged into the JNL/Vanguard Growth ETF Allocation Fund.

Effective April 26, 2021, the JNL/DFA Growth Allocation Fund merged into the JNL/Vanguard Growth ETF Allocation Fund.

Effective April 26, 2021, the JNL/DFA Moderate Growth Allocation Fund merged into the JNL/Vanguard Moderate Growth ETF Allocation Fund.

Effective April 26, 2021, the JNL/Boston Partners Global Long Short Equity Fund merged into the JNL Multi-Manager Alternative Fund.

Effective April 26, 2021, the JNL/AQR Managed Futures Strategy Fund merged into the JNL Moderate Growth Allocation Fund.

Effective April 26, 2021, the JNL/AQR Large Cap Relaxed Constraint Equity Fund merged into the JNL/AQR Large Cap Defensive Style Fund.

Effective April 26, 2021, the JNL/Vanguard Capital Growth Fund merged into the JNL/T. Rowe Price Established Growth Fund.

Effective April 26, 2021, the JNL/Franklin Templeton International Small Cap Fund merged into the JNL Multi-Manager International Small Cap Fund.

Effective April 26, 2021, the JNL/PPM America Small Cap Value Fund merged into the JNL Multi-Manager Small Cap Value Fund.

A-2

Appendix B

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission.

The “Dow Jones Industrial Average”, and “The Dow 10” are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use. “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”). The JNL/Mellon DowSM Index Fund (“Product”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices (including any of their respective affiliates) makes no representation or warranty, expressed or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of S&P Dow Jones Indices (including any of their respective affiliates) to the Funds is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the “Dow Jones Industrial Average”, and “The Dow 10”, which are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Product. S&P Dow Jones Indices have no obligation to take the needs of Jackson, or the owners of the Product into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Product or the timing of the issuance or sale of the Product in the determination or calculation of the equation by which the Product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Product. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Product.
•	Recommend that any person invest in the Product.
•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Product.
•	Have any responsibility or liability for the administration, management or marketing of the Product.
•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.
Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Product. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
• The results to be obtained by the Product, the owners of the Product or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
• Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.
The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson National Life Insurance Company® and SPDJI is solely for the benefit of the Product and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE “DOW JONES INDUSTRIAL AVERAGE”, and “THE DOW 10” OR ANY DATA INCLUDED THEREIN AND S&P DOW JONES INDICES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P DOW JONES INDICES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY JACKSON, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE “DOW JONES INDUSTRIAL AVERAGE”, and “THE DOW 10” OR ANY DATA INCLUDED THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY

B-1

OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE “DOW JONES INDUSTRIAL AVERAGE”, and “THE DOW 10” OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

THE JNL/MELLON MSCI KLD 400 SOCIAL INDEX FUND (“JNL FUND”) IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUND OR THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUND, OWNERS OF THE JNL FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index, (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL S&P 500 Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment

B-2

returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund.

STANDARD & POOR’S®, S&P®, S&P 500® and, S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global’s public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

B-3

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ®, and Nasdaq-100® IndexTM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ®, and Nasdaq-100® IndexTM, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Nasdaq® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Nasdaq® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON NASDAQ® 100 INDEX FUND.

Morningstar® and the Morningstar Indices (as defined below) are service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC (“JNAM”).

Fund (collectively, the “JNL Funds”)	Index (collectively, the “Morningstar Indices”)
JNL/Mellon International Index Fund JNL International Index Fund	Morningstar® Developed Markets ex-North America Target Market Exposure Index℠
JNL/Mellon Emerging Markets Index Fund JNL Emerging Markets Index Fund	Morningstar® Emerging Markets Target Market Exposure Index℠
JNL/Mellon World Index Fund	Morningstar® Developed Markets Target Market Exposure Index℠
JNL/Mellon U.S. Stock Market Index Fund	Morningstar® US Market Index℠
JNL/Mellon Communication Services Sector Fund	Morningstar® US Communication Services Index℠

B-4

Fund (collectively, the “JNL Funds”)	Index (collectively, the “Morningstar Indices”)
JNL/Mellon Consumer Discretionary Sector Fund	Morningstar® US Consumer Cyclical Sector Index℠
JNL/Mellon Consumer Staples Sector Fund	Morningstar® US Consumer Defensive Sector Index℠
JNL/Mellon Energy Sector Fund	Morningstar® US Energy Sector Index℠
JNL/Mellon Financial Sector Fund	Morningstar® US Financial Services Sector Index℠
JNL/Mellon Healthcare Sector Fund	Morningstar® US Healthcare Sector Index℠
JNL/Mellon Industrials Sector Fund	Morningstar® US Industrials Sector Index℠
JNL/Mellon Information Technology Sector Fund	Morningstar® US Technology Sector Index℠
JNL/Mellon Materials Sector Fund	Morningstar® US Basic Materials Sector Index℠
JNL/Mellon Real Estate Sector Fund	Morningstar® US Real Estate Sector Index℠
JNL/Mellon Utilities Sector Fund	Morningstar® US Utilities Sector Index℠
JNL/Morningstar Wide Moat Index Fund	Morningstar® Wide Moat FocusSM Index
JNL/Morningstar PitchBook Listed Private Equity Index Fund	Morningstar® PitchBook Developed Markets Listed Private Equity IndexSM

The JNL Funds are not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. Morningstar’s only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Morningstar Indices which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL Funds. Morningstar has no obligation to take the needs of JNAM or the owners of JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the equation by which the JNL Funds are converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The JNL/RAFI® Fundamental U.S. Small Cap Fund and JNL/RAFI® Multi-Factor U.S. Equity Fund (the “JNL/RAFI Funds”) are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the “RAFI Parties”) nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor® US Index and RAFI Fundamental US Small Index (each an “Index”) or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index® and RAFI® are registered trademarks of Research Affiliates, LLC in the US and other countries.

B-5

 Prospectus

April 26, 2021

JNL Series Trust

You can find more information about the Trust in:

•	The Trust’s Statement of Additional Information (“SAI”) dated April 26, 2021 is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).
•	The Trust’s Annual and Semi-Annual Reports to shareholders, dated December 31, 2020 and June 30, 2020, respectively, show the Funds’ actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report. The current Annual and Semi-Annual Reports are on file with the SEC and are incorporated into the Prospectus by reference.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-644-4565 (Jackson Service Center), 1-800-599-5651 (Jackson NY Service Center), or by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov).

The Trust’s SEC file number is: 811-8894

B-6

STATEMENT OF ADDITIONAL INFORMATION

April 26, 2021

JNL® SERIES TRUST

JNL/American Funds Balanced Fund	Class A and Class I
JNL/American Funds Bond Fund of America Fund	Class A and Class I
JNL/American Funds Capital Income Builder Fund	Class A and Class I
JNL/American Funds Capital World Bond Fund	Class A and Class I
JNL/American Funds® Global Growth Fund	Class A and Class I
JNL/American Funds Global Small Capitalization Fund	Class A and Class I
JNL/American Funds® Growth Fund	Class A and Class I
JNL/American Funds Growth-Income Fund	Class A and Class I
JNL/American Funds International Fund	Class A and Class I
JNL/American Funds New World Fund	Class A and Class I
JNL/American Funds® Washington Mutual Investors Fund (formerly, JNL/American Funds® Blue Chip Income and Growth Fund)	Class A and Class I
JNL Multi-Manager Alternative Fund	Class A and Class I
JNL Multi-Manager Emerging Markets Equity Fund	Class A and Class I
JNL Multi-Manager International Small Cap Fund	Class A and Class I
JNL Multi-Manager Mid Cap Fund	Class A and Class I
JNL Multi-Manager Small Cap Growth Fund	Class A and Class I
JNL Multi-Manager Small Cap Value Fund	Class A and Class I
JNL iShares Tactical Moderate Fund	Class A and Class I
JNL iShares Tactical Moderate Growth Fund	Class A and Class I
JNL iShares Tactical Growth Fund	Class A and Class I
JNL/American Funds Moderate Growth Allocation Fund	Class A and Class I
JNL/American Funds Growth Allocation Fund	Class A and Class I
JNL/AQR Large Cap Defensive Style Fund	Class A and Class I
JNL/Baillie Gifford International Growth Fund (formerly, JNL/Vanguard International Fund)	Class A and Class I
JNL/Baillie Gifford U.S. Equity Growth Fund	Class A and Class I
JNL/BlackRock Advantage International Fund	Class A and Class I
JNL/BlackRock Global Allocation Fund	Class A and Class I
JNL/BlackRock Global Natural Resources Fund	Class A and Class I
JNL/BlackRock Large Cap Select Growth Fund	Class A and Class I
JNL/Causeway International Value Select Fund	Class A and Class I
JNL/ClearBridge Large Cap Growth Fund	Class A and Class I
JNL/DFA International Core Equity Fund	Class A and Class I
JNL/DFA U.S. Core Equity Fund	Class A and Class I
JNL/DFA U.S. Small Cap Fund	Class A and Class I
JNL/DoubleLine® Core Fixed Income Fund	Class A and Class I
JNL/DoubleLine® Emerging Markets Fixed Income Fund	Class A and Class I
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	Class A and Class I
JNL/DoubleLine® Total Return Fund	Class A and Class I
JNL/Fidelity Institutional Asset Management® Total Bond Fund	Class A and Class I
JNL/First Sentier Global Infrastructure Fund (formerly, JNL/First State Global Infrastructure Fund)	Class A and Class I
JNL/Franklin Templeton Growth Allocation Fund	Class A and Class I
JNL/Franklin Templeton Global Multisector Bond Fund	Class A and Class I
JNL/Franklin Templeton Income Fund	Class A and Class I
JNL/GQG Emerging Markets Equity Fund	Class A and Class I
JNL/Harris Oakmark Global Equity Fund	Class A and Class I
JNL/Heitman U.S. Focused Real Estate Fund	Class A and Class I
JNL/Invesco Diversified Dividend Fund	Class A and Class I
JNL/Invesco Global Growth Fund	Class A and Class I
JNL/Invesco International Growth Fund	Class A and Class I
JNL/Invesco Small Cap Growth Fund	Class A and Class I
JNL/JPMorgan Global Allocation Fund	Class A and Class I
JNL/JPMorgan Hedged Equity Fund	Class A and Class I
JNL/JPMorgan MidCap Growth Fund	Class A and Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund	Class A and Class I
JNL/JPMorgan U.S. Value Fund (formerly, JNL/JPMorgan Growth & Income Fund)	Class A and Class I
JNL/Lazard International Strategic Equity Fund	Class A and Class I

JNL/Loomis Sayles Global Growth Fund	Class A and Class I
JNL/Lord Abbett Short Duration Income Fund	Class A and Class I
JNL/Mellon Emerging Markets Index Fund	Class A and Class I
JNL/Mellon Equity Income Fund	Class A and Class I
JNL/Mellon MSCI KLD 400 Social Index Fund	Class A and Class I
JNL/Mellon S&P 500 Index Fund	Class A and Class I
JNL/Mellon S&P 400 MidCap Index Fund	Class A and Class I
JNL/Mellon Small Cap Index Fund	Class A and Class I
JNL/Mellon International Index Fund	Class A and Class I
JNL/Mellon Bond Index Fund	Class A and Class I
JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund)	Class A and Class I
JNL/Mellon DowSM Index Fund	Class A and Class I
JNL/Mellon World Index Fund (formerly, JNL/Mellon MSCI World Index Fund)	Class A and Class I
JNL/Mellon Nasdaq® 100 Index Fund	Class A and Class I
JNL/Mellon Communication Services Sector Fund	Class A and Class I
JNL/Mellon Consumer Discretionary Sector Fund	Class A and Class I
JNL/Mellon Consumer Staples Sector Fund	Class A and Class I
JNL/Mellon Energy Sector Fund	Class A and Class I
JNL/Mellon Financial Sector Fund	Class A and Class I
JNL/Mellon Healthcare Sector Fund	Class A and Class I
JNL/Mellon Industrials Sector Fund	Class A and Class I
JNL/Mellon Information Technology Sector Fund	Class A and Class I
JNL/Mellon Materials Sector Fund	Class A and Class I
JNL/Mellon Real Estate Sector Fund	Class A and Class I
JNL S&P 500 Index Fund	Class I
JNL/Mellon Utilities Sector Fund	Class A and Class I
JNL/MFS Mid Cap Value Fund	Class A and Class I
JNL/Morningstar PitchBook Listed Private Equity Index Fund	Class A and Class I
JNL/Morningstar Wide Moat Index Fund	Class A and Class I
JNL/Neuberger Berman Commodity Strategy Fund	Class A and Class I
JNL/Neuberger Berman Strategic Income Fund	Class A and Class I
JNL/PIMCO Income Fund	Class A and Class I
JNL/PIMCO Investment Grade Credit Bond Fund	Class A and Class I
JNL/PIMCO Real Return Fund	Class A and Class I
JNL/PPM America Floating Rate Income Fund	Class A and Class I
JNL/PPM America High Yield Bond Fund	Class A and Class I
JNL/PPM America Total Return Fund	Class A and Class I
JNL/RAFI® Fundamental U.S. Small Cap Fund	Class A and Class I
JNL/RAFI® Multi-Factor U.S. Equity Fund	Class A and Class I
JNL/T. Rowe Price Balanced Fund	Class A and Class I
JNL/T. Rowe Price Capital Appreciation Fund	Class A and Class I
JNL/T. Rowe Price Established Growth Fund	Class A and Class I
JNL/T. Rowe Price Mid-Cap Growth Fund	Class A and Class I
JNL/T. Rowe Price Short-Term Bond Fund	Class A and Class I
JNL/T. Rowe Price U.S. High Yield Fund	Class A and Class I
JNL/T. Rowe Price Value Fund	Class A and Class I
JNL/Vanguard Moderate ETF Allocation Fund	Class A and Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund	Class A and Class I
JNL/Vanguard Growth ETF Allocation Fund	Class A and Class I
JNL/WCM Focused International Equity Fund	Class A and Class I
JNL/Westchester Capital Event Driven Fund	Class A and Class I
JNL/WMC Balanced Fund	Class A and Class I
JNL/WMC Equity Income Fund (formerly, JNL/Vanguard Equity Income Fund)	Class A and Class I
JNL/WMC Global Real Estate Fund (formerly, JNL/Invesco Global Real Estate Fund)	Class A and Class I
JNL/WMC Government Money Market Fund	Class A and Class I
JNL/WMC Value Fund	Class A and Class I
JNL/Goldman Sachs 4 Fund	Class A and Class I
JNL/Goldman Sachs Managed Conservative Fund	Class A and Class I
JNL/Goldman Sachs Managed Moderate Fund	Class A and Class I
JNL/Goldman Sachs Managed Moderate Growth Fund	Class A and Class I
JNL/Goldman Sachs Managed Growth Fund	Class A and Class I
JNL/Goldman Sachs Managed Aggressive Growth Fund	Class A and Class I

JNL Conservative Allocation Fund	Class A and Class I
JNL Moderate Allocation Fund	Class A and Class I
JNL Moderate Growth Allocation Fund	Class A and Class I
JNL Growth Allocation Fund	Class A and Class I
JNL Aggressive Growth Allocation Fund	Class A and Class I
JNL Bond Index Fund	Class I
JNL Emerging Markets Index Fund	Class I
JNL International Index Fund	Class I
JNL Mid Cap Index Fund	Class I
JNL Small Cap Index Fund	Class I

This Statement of Additional Information (“SAI”) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus dated April 26, 2021 (“Prospectus”). Not all Funds described in this SAI may be available for investment in each variable annuity contract or variable life insurance policy offered by Jackson National Life Insurance Company (“JacksonSM”) or Jackson National Life Insurance Company of New York (“Jackson NYSM”). The financial statements of the JNL Series Trust for the period ended December 31, 2020 are incorporated by reference (which means they legally are a part of this SAI) from the Trust’s Annual Report to shareholders. The Prospectus, SAI and Annual/Semi-Annual Reports may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center), 1-800-599-5651 (Jackson NY Service Center), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

Shareholder Communications with Trustees

Shareholders of the Funds can communicate directly with the Board of Trustees (“Trustees”) by writing to the Chair of the Board, Edward Wood, P.O. Box 30902, Lansing, MI 48909-8402. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at P.O. Box 30902, Lansing, MI 48909-8402. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

General Information And History

The JNL Series Trust (“Trust”) is an open-end management investment company organized as a Massachusetts business trust, by a Declaration of Trust dated June 1, 1994, amended September 25, 2017. The Trust offers shares in separate Funds, each with its own investment objective. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”), whose shares are registered with the SEC under and the Securities Act of 1933, as amended (“1933 Act”).

Master Feeder Structure

Certain Funds operate as a “feeder” fund (each a “Feeder Fund”). A “Feeder” fund is a fund that does not buy investment securities directly; instead, each Feeder Fund invests in a single registered investment company referred to as a “Master Fund.” The Master Fund purchases and manages a pool of investment securities. Each Feeder Fund’s investment objective and restrictions is the same as its corresponding Master Fund. Currently, 11 of the Master Funds are series of the American Funds Insurance Series® (“AFIS,” “American Funds,” or “AFIS Master Funds”) and five of the Master Funds are series of the Trust (“JNL/Mellon Master Funds”). This structure differs from the other Trust series and other investment companies that invest directly in securities and are actively managed.

Under the master/feeder structure, each Feeder Fund may withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interest of the Feeder Fund and its shareholders to do so. The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Feeder Fund in another Fund, having Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) manage the Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action. Investment of each Feeder Fund’s assets in its corresponding Master Fund is not a fundamental investment policy of any Feeder Fund and a shareholder vote is not required for any Feeder Fund to withdraw its investment from its corresponding Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the AFIS Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Each JNL/American Funds Feeder Fund and its corresponding AFIS Master Fund is listed below:

JNL/American Funds®/ Feeder Fund	AFIS Master Fund
JNL/American Funds® Balanced Fund	Asset Allocation Fund (Class 1 shares)
JNL/American Funds Bond Fund of America Fund	The Bond Fund of America (Class 1 shares)
JNL/American Funds Capital Income Builder Fund	Capital Income Builder Fund (Class 1 shares)
JNL/American Funds Capital World Bond Fund	Capital World Bond Fund (Class 1 shares)
JNL/American Funds Global Growth Fund	Global Growth Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth Fund	Growth Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund (Class 1 shares)
JNL/American Funds Washington Mutual Investors Fund	Washington Mutual Investors Fund (Class 1 shares)

Information about the AFIS Master Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the AFIS Master Funds’ SAI. The SAI for each AFIS Master Fund is delivered together with this SAI.

JNAM serves as investment adviser to each JNL/Mellon Master Fund and each JNL/Mellon Feeder Fund. Mellon Investments Corporation (“Mellon”) serves as investment sub-adviser to each JNL/Mellon Master Fund. Each JNL/Mellon Feeder Fund and its corresponding JNL/Mellon Master Fund is listed below:

JNL/Mellon Feeder Fund	JNL/Mellon Master Fund
JNL/Mellon Bond Index Fund	JNL Bond Index Fund
JNL/Mellon Emerging Markets Index Fund	JNL Emerging Markets Index Fund
JNL/Mellon International Index Fund	JNL International Index Fund
JNL/Mellon Small Cap Index Fund	JNL Small Cap Index Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL Mid Cap Index Fund

Information about the JNL/Mellon Master Funds is contained in this SAI.

Common Types Of Investments And Management Practices (All Funds Except Feeder Funds)

THIS SECTION III DESCRIBES COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES APPLICABLE TO ALL FUNDS EXCEPT THE AFIS MASTER FUNDS AND THE JN/AMERICAN FUNDS FEEDER FUNDS. ACCORDINGLY, ALL REFERENCES TO A “FUND” OR THE “FUNDS” IN THIS SECTION DO NOT INCLUDE THE AFIS MASTER FUNDS AND THE JNL/AMERICAN FUNDS FEEDER FUNDS. A DESCRIPTION OF NON-FUNDAMENTAL OPERATING POLICIES AND RISKS APPLICABLE TO THE JNL/AMERICAN FUNDS FEEDER FUNDS (THROUGH INVESTMENT IN THEIR RESPECTIVE MASTER FUNDS) APPEARS UNDER THE HEADING “NON-FUNDAMENTAL POLICIES AND RISKS APPLICABLE TO THE AFIS MASTER FUNDS AND JNL/AMERICAN FUNDS FEEDER FUNDS” BEGINNING ON PAGE 95 OF THIS SAI.

This section describes some of the types of securities and financial instruments a Fund may hold in its portfolio and the various kinds of investment strategies that may be used in day-to-day portfolio management, as well as the risks associated with such investments. A Fund may invest in the following securities and financial instruments or engage in the following practices to the extent that such securities and practices are consistent with the Fund’s investment objective(s) and policies described in the Prospectus and in this SAI.

Adjustable and Floating Rate Obligations. A Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds. A Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security’s interest rate is tied. A Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days’ notice. See also the discussion of “Variable Rate Securities” below.

Alternative Entity Securities. Companies that are formed as limited partnerships (which also includes, but is not limited to, master limited partnerships and publicly traded partnerships), limited liability companies, business trusts, or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations. These companies may also issue bonds and other fixed-income type securities.

Asset-Backed Securities. A Fund may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, and commercial and residential mortgages and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of COVID-19, and governmental responses to the effects of the pandemic may result in increased delinquencies and losses and may have other, potentially unanticipated, adverse effects on such investments and the markets for those investments. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. A Sub-Adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, a Fund may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

If a Fund purchases an asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of an asset-backed security may decline when interest rates rise, the converse is not necessarily true. As noted above, interest rate changes also affect prepayments, which in turn affect the yield on asset-backed securities. For these and other reasons, an asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. Asset-backed securities may, at times, be illiquid securities.

The JNL/T. Rowe Price Short-Term Bond Fund may gain exposure through pooled vehicles to asset-backed securities and commercial mortgage-backed securities that were pledged as collateral for non-recourse loans under the Term Asset-Backed Securities Loan Facility (“TALF”), a joint program of the Federal Reserve and the U.S. Treasury. TALF loans are considered non-recourse because the lender (Federal Reserve Bank of New York) may generally enforce its rights only against the pledged collateral and not against other assets of the pooled vehicle if such vehicle does not repay the principal and interest on the loans. The JNL/T. Rowe Price Short-Term Bond Fund may invest the distributions from the pooled vehicle in additional securities and other assets consistent with its investment program. The pooled vehicle may be managed by T. Rowe Price or its affiliates. The investment in the pooled vehicle may be considered illiquid.

Auction Rate Securities. A Fund may invest in auction rate securities, which are debt instruments (corporate or municipal bonds) with long-term nominal maturity for which the interest rate is reset through a Dutch auction. Auction rate securities also refer to a preferred stock for which the dividend is reset through the same process. In a Dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent. Based on the submitted bids, the auction agent will set the next interest rate by determining the lowest rate to clear the total outstanding amount of auction rate securities. The lowest bid rate at which all the securities can be sold at par establishes the interest rate, otherwise known as the “clearing rate.” This rate is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities. Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period. Auction rate security holders do not have the right to put their securities back to the issuer; as a result, no bank liquidity facility is required. Auctions are typically held every 7, 28, or 35 days; interest on these securities is paid at the end of each auction period. Certain types of auction rate securities will auction daily, with a coupon being paid on the first of every month. Auction rate securities may have less liquidity than comparable debt and equity securities, and may be subject to changes in interest rates, including decreased interest rates.

While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities. Auction rate securities may be subject to changes in interest rates, including decreased interest rates. Failed auctions may impair the liquidity of auction rate securities.

Bank Capital Securities. The Funds may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier I and Tier I. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stocks. Upper Tier II securities are often callable, perpetual with no maturity date and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.

Bank Loans, Term Loans, Fixed and Floating Rate Loans. A Fund may invest in fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). Loans are typically variable-rate loans made by financial institutions to companies that are generally considered to have low credit quality. Borrowers enter into these Loans to raise capital for several reasons, including, recapitalizations, debt refinancing, or to make acquisitions. Loans are called “floating-rate” because the interest paid on the loans adjusts periodically, usually every 30-90 days, based on fluctuations in widely accepted reference rates, such as the London Interbank Offered Rate (“LIBOR”) plus a predetermined credit spread over the reference rate. The Loans are typically classified as senior debt, and are usually collateralized by specific assets, like the borrower's inventory, receivables or real property. Loans are usually senior to bondholders, preferred stock holders and common stock holders in the borrower's capital structure. See “Future Use of LIBOR” section in this SAI.

Loans are arranged through private negotiations between a borrower and one or more Lenders. The Lenders are represented by an agent(s) that is typically a commercial or investment bank (each an “Agent Bank,” and collectively, “Agent Banks”). The Agent Bank originates the Loans and invites other parties, including the Funds, to join the lending syndicate. Typically, one Agent Bank has the primary responsibility for documentation and administration of the Loan. Agent Banks are also responsible for negotiating the Loan agreement (“Agreement”), which establishes the terms and conditions of the Loan and the rights of the borrower and lenders. The Funds rely on the Agent Banks to collect payments of principal and interest on the Loans. Loan ownership interests are evidenced by the Agreements. Loans are similar to derivative instruments and private placements; there are no share certificates or notes evidencing ownership.

Delayed draw term loans. A Fund may be obligated under the terms of the relevant loan documents to advance additional funds after the initial disbursement that it makes at the time of its investment. For example, the loan may not have been “fully funded” at that time or the lenders may have ongoing commitments to make further advances up to a stated maximum. When a loan has been fully funded, however, repaid principal amounts normally may not be reborrowed. Interest accrues on the outstanding principal amount of the loan. The borrower normally may pay a fee during any commitment period.

The JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, and JNL/T. Rowe Price Value Fund may also invest in Loans through the T. Rowe Price Institutional Floating Rate Fund. The JNL/PPM America Floating Rate Income Fund invests primarily in Loans.

Bank Obligations. A Fund may invest in bank obligations, which include certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Certificates of deposit may also be purchased or sold through broker-dealers and may have fixed or variable rates. A bankers’ acceptance is a negotiable draft or bill of exchange, usually drawn by an importer or exporter to pay for specified merchandize in connection with international commercial transactions, which are “accepted” by a commercial bank unconditionally to pay the face value of the instrument on maturity.

A Fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks. Obligations of non-U.S. banks involve certain risks associated with investing in non-U.S. securities, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a non-U.S. jurisdiction might impose withholding or other taxes on interest income payable on those obligations, that non-U.S. deposits may be seized or nationalized, that non-U.S. governmental restrictions such as exchange controls may be adopted and in turn might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning non-U.S. banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. banks may differ from those applicable to United States banks. Non-U.S. banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Borrowing and Lending. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that the JNL Multi-Manager Small Cap Value Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Global Natural Resources Fund, JNL/DoubleLine® Core Fixed Income Fund, JNL/Invesco International Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/MFS Mid Cap Value Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, and JNL/WMC Global Real Estate Fund, each may borrow up to 33 1/3% of their respective total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets. Notwithstanding the foregoing, the JNL Multi-Manager Alternative Fund, JNL/PIMCO Investment Grade Credit Bond Fund, and JNL/Westchester Capital Event Driven Fund, may pledge their net assets as collateral to secure the short sales inherent in its investment strategy. Further, the JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid Cap Value Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, and JNL/T. Rowe Price Value Fund will not purchase additional securities when borrowings exceed 5% of the Fund’s total assets.

A Fund may affect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty that purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of a Fund’s forward commitment to repurchase the subject security.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

Brady Bonds. A Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of Treasury, Nicholas F. Brady (“Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter (“OTC”) secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted to at least one year’s interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (1) the collateralized repayment of principal at final maturity; (2) the collateralized interest payments; (3) the uncollateralized interest payments; and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

Investments in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due in accord with the terms of the debt.

Cash Position. JNL/WMC Government Money Market Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in up to 397 days that the sub-adviser determines presents minimal credit risks to the Fund. A Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. A Fund also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds. If a sub-adviser believes that economic or market conditions are unfavorable to investors, it may temporarily invest up to 100% of a Fund’s assets in defensive strategies, including holding a substantial portion of the Fund’s assets in cash, cash equivalents or other highly rated short-term securities, including securities issued or guaranteed by the U.S. Government or instrumentalities. For temporary, defensive purposes, and where purchases and redemptions (cash-flows) require a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, rebalances, and serves as a short-term defense during periods of unusual market volatility.

Collateralized Bond Obligations, Collateralized Loan Obligations, and other Collateralized Debt Obligations. A Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectus (e.g., interest rate risk and default risk), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”). A Fund may invest in CMOs, which are debt obligations of legal entities that are collateralized by mortgages and divided into classes. Similar to a bond, in most cases, interest and prepaid principal are paid on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac®”), or the Federal National Mortgage Association (“FNMA” or “Fannie Mae®”), and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds from the Bond offerings are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bonds is accrued and added to the principal amount and a like amount is paid as principal on the Series A, B, or C Bonds currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bonds are then distributed. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of Bonds have become more common. For example, the Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-backed securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, Pacific Investment Management Company LLC (“PIMCO”) may invest in various tranches of the bonds, including support bonds.

Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies primarily to finance short-term credit needs. The commercial paper purchased by the Funds may consist of U.S. dollar- or foreign currency-denominated obligations of domestic or non-U.S. issuers, and may be rated or unrated. Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Commodities, Commodities Futures, and Commodity-Linked Notes. Certain of the Funds may invest in physical commodities (such as precious metals), commodity futures, which are futures agreements on certain commodities or on a commodities index, as well as commodity swaps or swaps on commodity futures. Certain of the Funds may also invest in commodity-linked notes and other commodity-related derivative instruments. Like any other investment, commodities are subject to risk of loss, and the prices and values of commodities move with market and economic conditions.

Besides investment risk, investments in commodities and commodities futures are limited by their tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for the special U.S. federal income tax treatment applicable to regulated investment companies, a Fund must, among other things, derive at least 90% of its income from specified sources (such income, “qualifying income”). Income from certain commodity-linked investments, such as the direct purchase or sale of commodities and the purchase or sale of commodity futures, does not constitute qualifying income to a Fund. The tax treatment of certain other commodity-linked investments is not certain, in particular with respect to whether income and gains from such investments constitute qualifying income. If the Internal Revenue Service (the “IRS”) publishes an adverse determination relating to the treatment of income and gain generated by such investments, certain Funds that invest directly or indirectly in commodity-linked derivative instruments would likely need to significantly change their investment strategies in order to qualify as a regulated investment company under the Code. If a Fund were to treat income or gain from a particular investment as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any non-qualifying income, such income or gain caused the Fund’s non-qualifying income to exceed 10% of the Fund’s gross income for any year, the Fund would fail the 90% gross income test and would fail to qualify as a regulated investment company unless it were eligible to and did pay a tax at the Fund level. A Fund’s intention to so qualify can therefore limit the manner in or extent to which the Fund seeks exposure to commodities.

A commodity-linked note requires an initial investment by the Fund and provides a return based on a formula referenced to an underlying commodity index or specific commodity. Certain Funds will typically invest in commodity-linked notes referenced to a particular commodity index. At maturity, the issuer repays the initial investment to the Fund, plus a return, if any, based on the percentage change increase or decrease (sometimes magnified by a "leverage factor”) of the referenced index or commodity during the investment's term.  Typically, the issuer is also required to repay or retire the instrument before maturity if the index or commodity declines by a certain amount. For example, a 15% decline in the referenced commodities index would trigger repayment. Although these features may moderate a Fund’s exposure to the relevant commodity index or commodity, they do not prevent the Fund from loss if the referenced commodities index or commodity underperforms. A Fund may lose money investing in commodity-linked notes.

The JNL/BlackRock Global Allocation Fund, JNL/DoubleLine® Core Fixed Income Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund and JNL/PIMCO Real Return Fund may invest in commodity-linked notes and other commodity derivatives. The JNL Multi-Manager Alternative Fund and JNL/Neuberger Berman Commodity Strategy Fund may invest in commodity futures, commodity forwards, commodity swaps, swaps on commodity futures and other commodity derivatives.

Contracts for Difference (“CFDs”). The Funds may invest in CFDs, which are a privately negotiated contract between the buyer and seller, stipulating that the seller will pay and receive from the buyer the difference between the nominal value of the underlying instrument at the opening and closing prices of the specific financial instrument. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer's initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is risk of loss associated with buying a CFD. For example, if a Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. There may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is tied to the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk as the counterparty to the CFD transaction may be unable or unwilling to make timely payments, if at all, or to honor its financial obligations under the terms of the contract. If the counterparty defaults, the value of the contract and of the Fund's shares may be reduced. The Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Convertible and Exchangeable Securities. Each Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.

A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security, such as an Equity-Linked Note (“ELN”), than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when believed that such a combination may better achieve a Fund’s investment objective. A synthetic convertible security may be a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase an ELN (a hybrid fixed income instrument) whose return is partially dependent upon the performance of an underlying equity (stock, basket of stocks, index, basket of indexes, or some mix of these). These instruments are generally designed for the over-the-counter (“OTC”) institutional investment market.

A holder of a synthetic convertible security, including an ELN, faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

A Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Fund in turn assumes credit risk associated with the convertible note.

Corporate Bonds. Certain Funds may invest in corporate bonds. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Counterparty and settlement risk. A Fund will be subject to the credit risk presented by another party (whether a clearing corporation in the case of exchange-traded or cleared instruments or another third party in the case of over-the-counter instruments) to the extent the party promises to honor an obligation to the Fund (an obligor) with respect to a transaction, such as securities loans, repurchase agreements or certain derivatives (including swaps). There can be no assurance that an obligor will be able or willing to meet its obligations. A Fund will be subject to the possibility of the insolvency, bankruptcy or default of a counterparty with which each Fund trades, which could result in substantial losses to the Fund. For example, if a counterparty becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to a Fund due to financial difficulties or for other reasons, the Fund may experience significant losses or delays in enforcing contractual remedies and obtaining any recovery under its contract with the counterparty, including realizing on any collateral the counterparty has provided in respect of the counterparty’s obligations to the Fund or recovering collateral that the Fund has provided and is entitled to recover.

Certain derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide to the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member. See also “Derivatives Regulation” section in this SAI.

The Fund will be subject to the possibility of the insolvency, bankruptcy or default of a counterparty with which each Fund trades, which could result in substantial losses to the Fund. The Fund will also be exposed to credit risk on parties with whom it trades securities, and may also bear the risk of settlement default, in particular in relation to debt securities such as bonds, notes and similar debt obligations or instruments. Investors should also note that settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries and this therefore increases the risk of settlement default, which could result in substantial losses for each Fund in respect to investments in emerging markets. Investors should also note that the securities of small capitalization companies as well as the securities of companies domiciled in emerging markets are often less liquid and more volatile than securities of large capitalization companies or companies domiciled in more developed markets, which may result in fluctuations in the price of the Fund. While the Sub-Adviser(s) continually assess the risk posed by the various counterparties, there can be no guarantee against default. Each counterparty presents credit and default risk.

Custodial Receipts and Trust Certificates. The Funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Funds may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities law purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Funds will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the Funds would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Funds could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Funds may be subject to delays, expenses and risks that are greater than those that would have been involved if the Funds had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of Fixed Income Instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments. At times, custodial receipts and trust certificates may be considered illiquid securities.

Depositary Receipts. American Depositary Receipts (“ADRs”) typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depositary receipts may or may not be denominated in the same currency as the underlying securities which they represent.

Depositary receipts may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent a Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer of the security underlying an ADR on a timely basis. While readily exchangeable with stock in local markets, the depositary receipts in an unsponsored program may be less liquid than those in a sponsored program.

Depositary receipts involve many of the same risks as direct investments in foreign securities, described below.

Derivative Instruments. A Fund may, but is not required to, use derivative instruments for risk management purposes and as a part its investment strategies. A Fund may also use derivatives to generate income. Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities or related indices. Derivative instruments allow a Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument.

A Fund may use derivatives in an attempt to reduce its investment exposures. A Fund may also use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. A Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency. A Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and its sub-adviser believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). A Fund’s performance can depend substantially on the performance of the reference instrument underlying its derivatives even though it does not own the reference instrument. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, implement a tax management strategy, modify the effective duration of a Fund’s portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon the respective sub-adviser’s ability to gauge relevant market movements.

A Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged) and therefore is subject to heightened risk of loss. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment. Federal securities laws, regulations and guidance may require the Funds to earmark assets or to otherwise hold instruments that offset a Fund’s obligations under the derivatives instrument. This process is known as “cover.” If SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund's assets is used for cover, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations. A Fund may also cover its exposure to a derivative instrument by owning the reference entity of that derivative instrument or taking an offsetting position in another derivative instrument.

A Fund might not employ any of the derivative strategies described in this SAI, and no assurance can be given that any strategy used will succeed. If a sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, such Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. Many derivative transactions, in particular over-the-counter derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions.

Diversification. Certain of the Funds are diversified companies, as such term is defined under the 1940 Act. A Fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by the following:

•	Cash and cash items (including receivables);
•	Government securities;
•	Securities of other investment companies; and
•	Other securities limited in respect to any one issuer to not more than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

These percentage limitations are measured at the time that a Fund acquires a security, and a Fund will not lose its diversification status if the Fund’s holdings exceed these percentages because of post-acquisition changes in security prices.

Equity-Linked Derivatives. Equity-linked derivatives (“Equity-Linked Derivatives”) are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange-traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include Standard & Poor’s Depositary Receipts (“SPDR®s”), World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”) and Optimized Portfolios As Listed Securities (“OPALS”). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See “Investment Companies” in this section.

Equity-linked notes. Equity-linked notes (ELNs) are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form. Generally, when purchasing an ELN, a Fund pays the counterparty (usually a bank or brokerage firm) the current value of the underlying securities plus a commission. Upon the maturity of the note, a Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. If the underlying securities have depreciated in value or if their price fluctuates outside of a preset range, depending on the type of ELN in which a Fund invested, a Fund may receive only the principal amount of the note, or may lose the principal invested in the ELN entirely. A Fund only invests in ELNs for which the underlying securities are permissible investments pursuant to a Fund’s investment policies and restrictions. For purposes of a Fund’s fundamental investment policy of not investing more than 25% of a Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies), a Fund applies the restriction by reference to the industry of the issuer of the underlying reference securities and not the industry of the issuer of an ELN.

ELNs are available with an assortment of features, such as periodic coupon payments (e.g., monthly, quarterly or semiannually); varied participation rates (the rate at which the Fund participates in the appreciation of the underlying securities); limitations on the appreciation potential of the underlying securities by a maximum payment or call right; and different protection levels on a Fund’s principal investment. In addition, when the underlying securities are foreign securities or indices, an ELN may be priced with or without currency exposure. A Fund may engage in all types of ELNs, including those that: (1) provide for protection of a Fund’s principal in exchange for limited participation in the appreciation of the underlying securities, and (2) do not provide for such protection and subject a Fund to the risk of loss of a Fund’s principal investment.

ELNs can provide a Fund with an efficient investment tool that may be less expensive than investing directly in the underlying securities and the related equity derivative. ELNs also may enable a Fund to obtain a return (the coupon payment) without risk to principal (in principal-protected ELNs) if the general price movement of the underlying securities is correctly anticipated. A Fund’s successful use of ELNs will usually depend on a sub-adviser’s ability to accurately forecast movements in the underlying securities. Should the prices of the underlying securities move in an unexpected manner, a Fund may not achieve the anticipated benefits of the investment in the ELN, and it may realize losses, which could be significant and could include a Fund’s entire principal investment. If a sub-adviser is not successful in anticipating such price movements, a Fund’s performance may be worse than if the sub-adviser did not use an ELN at all.

In addition, an investment in an ELN possesses the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, because ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the issuer of the ELN will default or become bankrupt. In such an event, a Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. A downgrade or impairment to the credit rating of the issuer may also negatively impact the price of the ELN, regardless of the price of the underlying securities.

A Fund may also experience liquidity issues when investing in ELNs, as ELNs are generally designed for the over-the-counter institutional investment market. The secondary market for ELNs may be limited, and the lack of liquidity in the secondary market may make ELNs difficult to sell and value. However, as the market for ELNs has grown, there are a growing number of exchange traded ELNs available, although these products may be thinly traded.

ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed-income investment. In addition, performance of an ELN is the responsibility only of the issuer of the ELN and not the issuer of the underlying securities. As the holder of an ELN, a Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends, although the amount of expected dividends to be paid during the term of the instrument are factored into the pricing and valuation of the underlying securities at inception.

Equity Securities. The Funds may also invest directly in equity securities. Equity securities, such as common stock, represent an ownership interest or the right to acquire an ownership interest, in an issuer.

Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectus and this SAI. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Equity Swaps. Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities. The counterparty to an equity swap contract typically will be a bank, investment banking firm or broker-dealer. The counterparty generally will agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in specified equity securities, plus the dividends that would have been received on those equity securities. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such equity securities. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the equity securities less the interest paid by the Fund on the notional amount.

A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that are contractually obligated to be made. If the counterparty to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes). Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund will not treat them as being subject to the Funds’ restrictions on borrowing or investing in senior securities.

Event-Linked Bonds. A Fund may invest in event-linked bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event occurs, a Fund may lose all or a portion of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds also may expose a Fund to certain unanticipated risks including issuer (credit) risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risks.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Eurozone Investment Risks. The European Union (“EU”) is an economic and political union of member states consisting of mostly Western European countries and a growing number of Eastern European countries. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (“EMU”), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”).

The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some EU countries to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Recovery from the crisis has been challenged by high unemployment rates and budget deficits, as well as by weaknesses in sovereign debt issued by Greece, Spain, Portugal, the Republic of Ireland, Italy and other EU member states. The sovereign debt of several of these countries has been downgraded in 2012 and many remain subject to further downgrades, which may have a negative effect on European and non-European banks that have significant exposure to sovereign debt. Since 2010, several countries, including Greece, Italy, Spain, the Republic of Ireland and Portugal, agreed to multi-year bailout loans from the ECB, the International Monetary Fund, and other financial institutions. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms. In the wake of the crisis, EU member states will need to make economic and political decisions in order to restore economies to sustainable growth. In September 2019, the ECB announced it would be resuming its quantitative easing measures and cut its bank deposit rate to an all-time low of -0.05% in an effort to stimulate the Eurozone economy. While a number of other initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected but the exact nature and effect of this regulation is still unknown.

Some EU countries may continue to be dependent on assistance from the ECB, the International Monetary Fund, or other governments and financial institutions. Such assistance could depend on a country's implementation of reforms or attainment of a certain level of performance. Failure by one or more EU member states to reach those objectives or an insufficient level of assistance could result in a deeper or prolonged economic downturn, which could have a significant adverse effect on the value of investments in European countries. By adopting the euro, a member country relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU and may be limited to some degree from implementing their own economic policies. The euro may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. It is difficult to impose a common currency across disparate countries, cultures, and social-economic political histories. Such disparate impacts could, theoretically, lead to the collapse of the EU and the euro and return member states to local country currencies.

Additionally, it is possible that EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

In June 2016, the United Kingdom approved a referendum to leave the European Union (“EU”) (“Brexit”). On March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the EU and commenced the formal process of withdrawing from the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the United Kingdom and throughout Europe. There is considerable uncertainty about the potential consequences for Brexit, how it will be conducted, the EU UK Trade and Cooperation Agreement, how future negotiations of trade relations will proceed, and how the financial markets will react to all of the preceding, and as this process unfolds, markets may be further disrupted. Given the size and importance of the United Kingdom's economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the EU may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the EU.

Exchange-Traded Funds. Investments in investment companies may include shares of exchange-traded funds (“ETFs”), which are designed to track the performance or dividend yield of specific indexes or companies in related industries. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by each Fund. Moreover, a Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. See “Investment Companies” in this section.

Exchange-Traded Notes. Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how a Fund or its respective Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

Fixed-Income Securities. A Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund. In general, fixed-income securities represent a loan of money by the purchaser to the issuer. A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time or at a specified date, called “maturity.” The security issuer typically must meet its obligations associated with its outstanding fixed-income securities before it may declare or pay any dividend to holders of its equity securities and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition. Bonds, notes and commercial paper are typical types of fixed-income securities, differing in the length of the issuer’s repayment schedule.

The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer. The value of fixed-income securities generally rises when interest rates fall, and falls when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

Foreign Currency Transactions. Certain of the Funds may invest in foreign currency-denominated securities and may purchase and sell foreign currency options, forward currency contracts, foreign currency futures contracts, and related options (see “Futures” in the Common Types of Investments and Management Practices section herein), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts with terms generally less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund also may use foreign currency options and foreign forwards to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

A forward foreign currency contract is an obligation to purchase or sell a specific currency or multinational currency unit at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract), which is individually negotiated and privately traded by currency traders and their customers in the interbank market. A Fund may either accept or make delivery of the currency specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts may also be cash settled, and a Fund may not actually deliver or take delivery of a foreign currency. Closing forwards transactions may be executed prior to the termination date, or rolled over, with or without the original counterparty.

Forward foreign currency contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to gain exposure to a particular foreign currency or currencies as a part of its investment strategy. Although forwards used for hedging purposes are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. In addition to being used by a Fund to gain exposure to a particular foreign currency or to enhance the Fund’s return, forwards may be used to adjust the foreign exchange exposure of a Fund and a Fund might be expected to enter into such contracts under the following circumstances:

Lock In. When a Fund desires to fix the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency, the Fund will “lock in” the exchange rate. If a foreign currency is expected to become more expensive in U.S. dollar terms, a Fund could lock in the exchange rate today for a transfer that needs to occur in the future, thereby protecting against exchange rate movements.

Cross Hedge. If the value of a particular currency is expected to decrease against the value of another currency, a Fund may sell the currency expected to decrease in value and purchase a currency which is expected to increase in value against the currency sold in an amount approximately equal to some or all of a Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge. If a Fund wants to eliminate substantially all of the risk of owning a particular currency, or if a Sub-Adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase in value of the security, if any.

Proxy Hedge. A Fund might choose to use a “proxy” hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Foreign Securities. A Fund may invest in, or have exposure to, foreign securities. Investors should realize that investing in, or having exposure to, foreign securities involves certain special considerations that typically are not associated with investing in, or having exposure to, U.S. securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as ADRs). Such investments increase a Fund’s diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

Currency Risk. The value of the Fund’s foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

Political and Economic Risk. Although debatable in the current U.S. macro socio-economic and political context, the economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Conversely, investments in certain countries may be more or less secure than investments in the U.S., and carry repatriation risks from taxes and regulatory impairment when bringing such investments back to the U.S. As is the case in the U.S. political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.

Regulatory Risk. Foreign companies are not registered with the U.S. Securities and Exchange Commission (“SEC”) and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Income, gains and proceeds from foreign securities owned by the Funds may be reduced by a withholding tax at the source or other foreign taxes, which tax or taxes would reduce dividend income payable to the Funds’ shareholders.

Market Risk. The securities markets in many of the countries in which the Funds invest, or have exposure to, will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, because brokerage commission rates in foreign countries are likely to be higher than in the United States.

Risk of Developing (Emerging Market) Countries. Certain of the Funds may invest in, or have exposure to, securities of developing or emerging market countries, including foreign markets. While subject to reasonable interpretation, developing countries are generally those countries which are not included in the MSCI World Index. Each Fund considers various factors when determining whether a company is in a developing country, including whether: (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an OTC market, in a developing country. The Funds generally consider an instrument to be economically tied to an emerging market country if: the issuer is organized under the laws of an emerging market country; the currency of settlement of the security is a currency of an emerging market country; the security is guaranteed by the government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government); for an asset-backed or other collateralized security, the country in which the collateral backing the security is located is an emerging market country; or the security’s “country of exposure” is an emerging market country, as determined by the criteria set forth below. With respect to derivative instruments, the Funds generally consider such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries or if an instrument’s “country of exposure” is an emerging market country. A security’s “country of exposure” is determined using certain factors provided by a third-party analytical service provider. The factors are applied to result in the assignment of a country determines the “country of exposure.” The factors, including but not limited to, are: (i) if an asset-backed or other collateralized security, the country in which the collateral backing the security is located; (ii) the “country of risk” of the issuer; (iii) if the security is guaranteed by the government of a country (or any political subdivision, agency, authority or instrumentality of such government), the country of the government or instrumentality providing the guarantee; (iv) the “country of risk” of the issuer’s ultimate parent; or (v) the country where the issuer is organized or incorporated under the laws thereof. “Country of risk” is a separate four-part test determined by the factors, that are including but not limited to the following: (i) management location; (ii) country of primary listing; (iii) sales or revenue attributable to the country; and (iv) reporting currency of the issuer. The Funds have broad discretion to identify countries that they consider to qualify as emerging markets. In exercising such discretion, the Funds identify countries as emerging markets consistent with the strategic objectives of a particular Fund. For example, a Fund may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging markets indices. In some cases, this approach may result in a particular country being identified as an emerging market with respect to certain Funds but not others.

Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Certain investors may not be able to participate in favorable corporate action events. Investor protection regimes may be more limited in emerging markets. For example, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. Foreign exchange transactions may need to be executed with authorized agents, and there may not be any guarantee of execution in a timely manner. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

Frontier market countries risk. Frontier market countries generally have smaller economies and less-developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity is higher. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other foreign countries and any one risk could cause the price of the Fund’s shares to decline.

Governments of frontier market countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the foreign governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices, and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Also, these frontier market economies have been, and may continue, to be adversely affected by economic conditions in the countries with which they trade.

Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of the Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries, and/or impose additional taxes on foreign investors. Certain investors may not be able to participate in favorable corporate action events. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. Foreign exchange transactions may need to be executed with authorized agents, and there may not be any guarantee of execution in a timely manner. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund. News and information about companies and corporate events may be limited or restricted.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. Government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns.

Banks in frontier market countries used to hold the Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the settlement systems.

Future Use of LIBOR. The terms of many investments, financings or other transactions to which a Fund may be a party have been historically tied to the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. For example, LIBOR may be a significant factor in determining a Fund’s payment obligations under a derivative investment, the cost of financing to a Fund or an investment’s value or return to the Fund, and may be used in other ways that affect a Fund’s investment performance. In 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), announced the FCA’s intention to cease compelling banks to provide the quotations needed to sustain LIBOR from the end of 2021. As a result of that announcement as well as subsequent developments, it remains unclear if, how and in what form, LIBOR will continue to exist. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In early 2018, The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), began publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. The Bank of England followed suit soon after by publishing its proposed alternative rate, the Sterling Overnight Index Average (“SONIA”). Both SOFR and SONIA significantly differ from LIBOR – both in the actual rate and how it is calculated – and it is unclear whether and when markets will adopt either of these rates as a widely accepted replacement for LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Various financial industry groups have begun planning for transition away from LIBOR, but there are obstacles to converting certain securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could adversely impact the performance of the Funds. The effect of any changes to or discontinuation of LIBOR on a Fund will vary depending on (1) existing fallback provisions in individual contracts and (2) whether, how, and when industry participants develop and widely adopt new reference rates and fallbacks for both legacy and new products or instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, some of these effects could occur prior to the end of 2021.

Futures. To the extent consistent with applicable law and its investment restrictions, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. Government security or other fixed income security), individual equity securities (“single stock futures”), securities indices, interest rates, currencies, inflation indices, and, to the extent a Fund is permitted to invest in commodities and commodity-related derivatives, commodities or commodities indices. Futures contracts on securities indices are referred to herein as “Index Futures.” Futures contracts can be utilized to increase or decrease various types of market exposure and risks.

Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of certain futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of certain futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract. If the net amount is negative, it is paid by the purchaser to the seller of the futures contract. For asset segregation purposes, physically settled futures contracts (and written options on such contracts) will be treated like cash settled futures contracts when a Fund has entered into a contractual arrangements with a third party futures commission merchant or other counterparty to off-set the Fund's exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on foreign exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale.

Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities, or other underlying instrument, in most cases futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). The Funds may also enter into contracts that cash settle otherwise physically delivered futures contracts. If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations.

In the United States, futures contracts are traded only on commodity exchanges or boards of trade – known as “contract markets” – approved by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market. Certain Funds also may purchase futures contracts on foreign exchanges or similar entities, which are not regulated by the CFTC and may not be subject to the same degree of regulation as the U.S. contract markets.

Index Futures. To the extent consistent with applicable law and investment restrictions, a Fund may purchase or sell Index Futures, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. A Fund may close open positions on a contract market on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to foreign stock Index Futures.

Interest Rate Futures. Some Funds may engage in transactions involving the use of futures on interest rates. These transactions may be in connection with investments in U.S. Government securities and other fixed income securities.

Options on Futures Contracts. Options on futures contracts, which includes options on foreign exchange futures, give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American-style option) or on the expiration date (in the case of European-style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.

Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Fund’s profit or loss on the transaction.

Commodity Futures and Options on Commodity Futures. Certain of the Funds may have exposure to futures contracts on various commodities or commodities indices (“commodity futures”) and options on commodity futures. A futures contract on a commodity is an agreement between two parties, in which one party agrees to purchase a commodity, such as an energy, agricultural, or metal commodity from the other party at a later date at a price and quantity agreed upon when the contract is made. Futures contracts on commodities indices operate in a manner similar to Index Futures.

Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the security, currency, or other investment underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the case of Index Futures and futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be hedged, the Fund may realize a loss on the futures contract at the same time the Fund is realizing a loss on the portfolio position intended to be hedged. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract. The successful use of transactions in futures and related options for hedging also depends on the direction and extent of exchange rate, interest rate, and asset price movements within a given time frame. For example, to the extent equity prices remain stable during the period in which a futures contract or option is held by a Fund investing in equity securities (or such prices move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction, which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.

All participants in the futures market are subject to margin deposit and maintenance requirements. Instead of meeting margin calls, investors may close futures contracts through offsetting transactions, which could distort normal correlations. The margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, allowing for more speculators who may cause temporary price distortions. However, the futures exchanges and the futures commission merchants through which a Fund maintains its futures positions may adjust margin requirements, and the Funds may have to post additional margin to meet such requirements.

Trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of foreign stock Index Futures and the value of the relevant index.

A Fund may purchase futures contracts (or options on futures contracts) as an anticipatory hedge against a possible increase in the price of the currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency value may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

A Fund’s ability to engage in the futures and options on futures strategies described above depends on the liquidity of those instruments. Trading interest in various types of futures and options on futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments at all or that their use will be effective. The markets for futures positions may be thinly traded from time to time. In addition, a liquid market may not exist at a time when a Fund seeks to close out a futures or option on a futures contract position, and that Fund would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. In the past, prices have exceeded the daily limit on several consecutive trading days. Short (and long) positions in Index Futures or futures on commodities indices may be closed only by purchasing (or selling) a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded.

As discussed above, if a Fund purchases or sells a futures contract, it is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. The Fund’s net asset value will generally fluctuate with the value of the security or other instrument underlying a futures contract as if it were already in the Fund’s portfolio. Futures prices are highly volatile at times, and are influenced by many external economic, governmental and world events. The low margin deposits normally required in futures trading permits an extremely high degree of leverage, which can result in a Fund experiencing substantial gains or losses due to relatively small price movements or other factors. Furthermore, if a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position. A Fund may enter into an agreement to cash settle exchange-traded futures contracts, and exchange-cleared forward contracts.

In addition, if a Fund’s futures brokers become bankrupt or insolvent, or otherwise default on their obligations to the Fund, the Fund may not receive all amounts owing to it in respect of its trading, despite the futures clearinghouse fully discharging all of its obligations. Furthermore, in the event of the bankruptcy of a futures broker, a Fund could be limited to recovering only a pro rata share of all available funds segregated on behalf of the futures broker’s combined customer accounts, even though certain property specifically traceable to the Fund was held by the futures broker.

Daily trading limits imposed by the exchanges and position limits established by the CFTC may adversely affect the Fund. The CFTC and U.S. commodities exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day by regulations referred to as “daily price fluctuation limits” or “daily trading limits.” Once the daily trading limit has been reached in a particular futures contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially disguising substantial losses the Fund may ultimately incur.

The CFTC and domestic exchanges have established speculative position limits (“position limits”) on the maximum speculative position which any person, or group of persons acting in concert, may hold or control in particular futures and options on futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by a sub-adviser may be aggregated for this purpose. Although it is possible that the trading decisions of a sub-adviser may have to be modified and that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits, the sub-adviser believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund. In addition, the CFTC recently adopted rules which, once effective, will materially expand the scope of contracts subject to federal limits to include additional futures and options on futures and certain swaps. Such regulations may adversely affect a Fund’s ability to hold positions in certain futures contracts and related options and swaps.

Additional Risk Associated with Commodity Futures Transactions. Several additional risks are associated with transactions in commodity futures contracts.

Storage Costs. The price of a commodity futures contract reflects the storage costs of purchasing the underlying commodity, including the time value of money invested in the commodity. To the extent that the storage costs change, the value of the futures contracts may change correspondingly.

Reinvestment Risk. In the commodity futures markets, producers of an underlying commodity may sell futures contracts to lock in the price of the commodity at delivery. To induce speculators to purchase the other side (the long side) of the contract, the commodity producer generally must sell the contract at a lower price than the expected futures spot price. Conversely, if most purchasers of the underlying commodity purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the contract at a higher price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected futures spot price. As a result, when a sub-adviser reinvests the proceeds from a maturing contract, it may purchase a new futures contract at a higher or lower price than the expected futures spot prices of the maturing contract or choose to pursue other investments.

Additional Economic Factors. The value of the commodities underlying commodity futures contracts may be subject to additional economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political, and regulatory developments.

Additional Risk Associated with Futures Contracts and Options on Futures Contracts Traded on Foreign Exchanges. Futures contracts and options on futures contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States (which are regulated by the CFTC) and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk.

Commodity Pool Operator Status. JNAM acts in its capacity as a registered commodity pool operator (“CPO”) with respect to the JNL Multi-Manager Alternative Fund and JNL/Neuberger Berman Commodity Strategy Fund, each of which is a commodity pool operator under the Commodity Exchange Act (“CEA”). Each of the sub-advisers to these Funds either acts in its capacity as a registered commodity trading adviser (“CTA”), relies upon an exemption from CTA registration or does not provide advice relating to trading commodity interests and, accordingly, is not required to be registered as a CTA with respect to each such Fund. A CPO or CTA acting in a registered capacity is subject to a variety of regulatory obligations. In particular, a CPO or CTA is subject to additional CFTC-mandated disclosure, reporting, and recordkeeping obligations with respect to Funds for which it acts in a registered capacity. Compliance by the CPO or CTA with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.

With respect to each Fund of the Trust, other than JNL Multi-Manager Alternative Fund and JNL/Neuberger Berman Commodity Strategy Fund, JNAM has filed with the NFA a notice claiming an exclusion from the definition of the term “commodity pool operator” under the CEA (the “exclusion”). Accordingly, JNAM is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to these Funds. To remain eligible for the exclusion, each of these Funds will be limited in its ability to use certain instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that such a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, JNAM may be required to act in a registered CPO capacity with respect to that Fund. JNAM’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level of the Fund’s investment in commodity interests, the purposes of such investments, and the manner in which the Fund holds out its use of commodity interests. The ability of each Fund other than JNL Multi-Manager Alternative Fund and JNL/Neuberger Berman Commodity Strategy Fund, to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) may be limited by JNAM’s intention to operate the Fund in a manner that would permit JNAM to continue to claim the exclusion, which may adversely affect the Fund’s total return.

JNAM has also filed for certain no-action relief with the CFTC in connection with certain of these Funds that are funds-of-funds, or Funds that invest in underlying funds that trade commodity interests. For operators of funds-of-funds, it is difficult to determine compliance with trading restrictions because it requires, in most circumstances, that they determine the extent of commodity interest trading by the underlying funds and whether or not the underlying funds will be able themselves to rely on amended CFTC Rule 4.5 going forward. This no-action relief postpones the requirement to act in a registered CPO capacity for operators of funds-of-funds until six months from the date that the CFTC Division of Swap Dealer and Intermediary Oversight issues revised guidance on the application of the de minimis trading thresholds in the context of CFTC Rule 4.5. It is possible that this guidance, when issued, may require JNAM to act in its capacity as a registered CPO with respect to certain Funds. Alternatively, JNAM may determine to revise a Fund’s investment strategy to reduce trading commodity interest trading levels.

High-Yield Bonds and Securities of Distressed Companies. Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds are described as “speculative” by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings, and Fitch Ratings, Inc. (“Fitch”). Investment in lower rated corporate debt securities (“high-yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High-yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuer of high-yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high-yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High-yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high-yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds, by investing in such securities, may incur additional expenses to seek recovery of their respective investments. In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The respective sub-advisers seek to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high-yield and distressed company securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high-yield or distressed company security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield and distressed company securities, especially in a thinly traded market. When secondary markets for high-yield and distressed company securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The respective sub-advisers seek to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.

The use of credit ratings as the sole method of evaluating high-yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. Each of the sub-advisers does not rely solely on credit ratings when selecting debt securities for a Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by a Fund, the Fund may retain the security if the Sub-Adviser deems it in the best interest of shareholders.

The JNL/DoubleLine® Core Fixed Income Fund may invest up to 5% of its net assets in defaulted corporate securities at time of purchase. The JNL/DoubleLine® Core Fixed Income Fund might do so, for example, where the Sub-Adviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values. The percentage of assets of the JNL/DoubleLine® Core Fixed Income Fund may exceed 5% due to the unexpected default of high yield and other securities held by the Fund.

Hybrid Instruments. A Fund may purchase hybrid instruments, which are potentially high-risk derivatives that combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or common stock index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of the underlying currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. If so, a Fund’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to other restrictions imposed by the 1940 Act.

Illiquid Securities. A Fund may hold illiquid investments. An illiquid investment is defined as any investment a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. The Board has designated the Liquidity Risk Management Committee (“LRMC”) as the administrator of the Funds’ liquidity risk management program. The LRMC has delegated day-to-day responsibility for classifying the Funds’ investments to the JNAM Risk Department, which will coordinate with Sub-Advisers, where applicable, and third-party service providers to classify each Fund’s investments. The Funds’ liquidity risk management program has established procedures for determining the liquidity category—highly liquid, moderately liquid, less liquid and illiquid—for each Fund’s investments. Illiquid investments may include: repurchase agreements with remaining maturities in excess of seven days; securities for which market quotations are not readily available; certain loan participation interests; fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits); and restricted securities (securities that cannot be offered for sale to the public without first being registered under the 1933 Act) not determined to be liquid in accordance with the Funds’ liquidity risk management program. It should be noted that not all “restricted securities” are classified as illiquid securities.

Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds’ shares. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

Certain of the Funds may invest up to 15% (5% of total assets for money market funds, under amendments to Rule 2a-7 under the 1940 Act) of its net assets in illiquid securities that are assets. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

Inflation-Indexed Bonds. A Fund may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

Inflation-indexed securities issued by the U.S. Treasury (typically referred to as treasury inflation-protected securities or “TIPS”) have maturities of five (5), ten (10), and thirty (30) years, although it is anticipated that securities with other maturities may be issued in the future. The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise and lead to a decrease in value of inflation-indexed bonds.

The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price Index (“CPI”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Initial Public Offerings (“IPOs”). The Funds may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time, or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. Investments in IPOs may have a disparate impact on a small fund. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Installment Receipts. A Fund may invest in installment receipts, which are viewed as new issues of stock sold with the obligation that buyers will pay the issue price in a series of installment payments instead of one lump sum payment. The buyer usually pays a deposit upon settlement, normally one-half the issue price of the shares, with the balance to be paid in one year.

Interfund Lending. Pursuant to an exemptive order issued by the SEC, the Funds, as well as the portfolios of JNL Investors Series Trust (in this section, the “Funds”) will have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the “Interfund Lending Program”). Under the Interfund Lending Program, the Funds (other than a money market fund) may lend or borrow money for temporary purposes directly to or from one another (an “Interfund Loan”), subject to meeting the conditions of the SEC exemptive order. Money market funds may only lend in accordance with the requirements of the exemptive order. All Interfund Loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an Interfund Loan under the Interfund Lending Program exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by a Fund’s fundamental restriction or non-fundamental policy.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Fund and the borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that the borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs. No Fund may borrow more than the amount permitted by its investment limitations.

Investing Through the Bond Connect Program. A Fund may invest in bonds traded on the China Interbank Bond Market CIBM through the China – Hong Kong Bond Connect program (“Bond Connect”) that are regulated by both Hong Kong and China. These bonds involve a high degree of risk and special considerations not typically associated with investing in other more established markets. A Fund will not be able to buy or sell securities through Bond Connect when either the Chinese or Hong Kong markets are closed for trading, and the Chinese and/or Hong Kong markets may be closed for trading for extended periods of time because of local holidays. In addition, a Fund and/or securities offered through Bond Connect may lose their eligibility for trading through the program at any time, which includes by actions taken by regulators in Hong Kong or China.  This could adversely affect a Fund’s net asset value and its ability to trade through Bond Connect, particularly during periods of heightened volatility or market disruptions.

The operational aspects, including the trading and settlement of bonds, of Bond Connect may change over time. It currently operates under a recordkeeping system that presents a number of risks including settlement delays, custody issues, defaults by counterparties and a limited ability to enforce rights. It may be more difficult, or impossible, to obtain and/or enforce a judgment. The regulatory and legal framework of Bond Connect is less extensive and still developing. Trading through Bond Connect may subject the Fund to various taxes, some of which are currently uncertain.

Investing Through CIBM Direct. To the extent permissible by the relevant PRC regulations or authorities, a Fund may also directly invest in permissible products (which include cash bonds) traded on China inter-bank bond market (“CIBM”) in compliance with the relevant rules issued by the People’s Bank of China (“PBOC”, including its Shanghai Head Office) in 2016 including the Announcement 2016 No.3 and its implementing rules (“CIBM Direct Rules”). An onshore trading and settlement agent shall be engaged by the sub-adviser of a Fund to make the filing on behalf of the relevant Fund and conduct trading and settlement agency services for the Fund in relation to investments in CIBM. PBOC will exercise on-going supervision over the onshore settlement agent and the Fund’s trading under the CIBM Direct Rules and may take relevant administrative actions such as suspension of trading and mandatory exit against the Fund and/or the applicable sub-adviser in the event of any incompliance with the CIBM Direct Rules. The CIBM Direct Rules are very new and have yet to be tested on the market. At this stage the CIBM Direct Rules are still subject to further changes, which may adversely affect the Fund’s capability to invest in the CIBM.

Investing through the Connect Program. The Connect Program is subject to daily quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The relevant China A-shares market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the relevant stock exchanges in mainland China and The Stock Exchange of Hong Kong Limited or other regulatory authorities of other stock exchanges in the future as permitted, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the relevant exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the relevant exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the relevant China stock exchange (“ChinaClear”) defaulted, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A-share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China-A share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.

Investment Companies. A Fund may invest in other investment companies, including other Funds of the Trust, to the extent permitted under the 1940 Act, including unaffiliated money market funds. A Fund may invest cash balances in shares of investment companies, which are money market funds managed by affiliates of the Adviser. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

A Fund may also invest, without limitation, in affiliated and unaffiliated money market funds in accordance with Rule 12d1-1 under the 1940 Act (see “Cash Position”).

The JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, and JNL/T. Rowe Price Value Fund may also invest in shares of the T. Rowe Price Institutional Floating Rate Fund (“TRP Floating Rate Fund”), consistent with each such Fund’s investment objective and policies. The TRP Floating Rate Fund is a series of TRP Institutional Income Funds, Inc., registered as an investment company under the 1940 Act. The investment objective of the TRP Floating Rate Fund is to achieve high current income and secondarily, capital appreciation. The TRP Floating Rate Fund normally invests at least 80% of its net assets in floating rate loans and other floating rate debt instruments. In order to prevent paying duplicate management fees to T. Rowe Price Associates, Inc., the value of shares of the TRP Floating Rate Fund held in each Fund’s portfolio will be excluded from the Fund’s total assets in calculating the sub-advisory fees payable to T. Rowe Price.

Investments in Private Companies. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. Securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Generally, these investments are considered to be illiquid until a company’s public offering. As such, no Fund may invest in any equity or equity-related securities issued by a private company, unless approved by JNAM. For a Fund that invested in equity or equity-related securities issued by a private company before December 9, 2015, the Fund’s sub-adviser is allowed to continue to hold or sell that security, and in limited circumstances, subject to certain funding commitments, may acquire additional issuances of existing private equity securities. Private equity investments are subject to its sub-advisory agreement, the policies and procedures for the Fund, and the oversight of JNAM.

Investment in Wholly Owned Subsidiary. The JNL Multi-Manager Alternative Fund (Boston Partners sleeve only) may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (“Subsidiary”), which is expected to invest primarily in commodity swaps, futures and option contracts, as well as fixed-income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. As a result, the JNL Multi-Manager Alternative Fund (Boston Partners sleeve only) may be considered to be investing indirectly in these investments through its Subsidiary.

The Subsidiary will not be registered under the 1940 Act but will be subject to certain of the investor protections of the 1940 Act. The JNL Multi-Manager Alternative Fund (Boston Partners sleeve only), as the sole shareholder of its Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, because the JNL Multi-Manager Alternative Fund (Boston Partners sleeve only), wholly owns and controls its Subsidiary, and because the Sub-Adviser(s) to the JNL Multi-Manager Alternative Fund (Boston Partners sleeve only), also serves as sub-adviser to the Subsidiary, it is unlikely that a Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund’s Trustees have oversight responsibility for the investment activities of the Fund, including its investments in a Subsidiary. Also, in managing its Subsidiary’s portfolio, to the extent applicable to the investment activities of the Subsidiary, the Fund’s Sub-Adviser will apply the same investment restrictions and operational guidelines that apply to the management of the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in precious metals and commodity-related investments subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not qualify as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Code.

Changes in the laws or regulations of the United States and/or the Cayman Islands (including any changes to applicable tax laws and regulations), under which the JNL Multi-Manager Alternative Fund (Boston Partners sleeve only) and its Subsidiary, are organized, could result in the inability of the Fund or its Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the JNL Multi-Manager Alternative Fund (Boston Partners sleeve only) shareholders would likely suffer decreased investment returns.

The investment advisory and sub-advisory agreements for the Subsidiary of the JNL Multi-Manager Alternative Fund (Boston Partners sleeve only) comply with Section 15 of the 1940 Act. The Subsidiary will also comply with Section 17 of the 1940 Act.

Listed Private Equity Companies. In addition to the risks associated with the Fund’s direct investments in listed private equity companies (“LPEs”), the Fund is also subject to the risks of the underlying companies owned by the LPEs. As a result, LPEs are subject to various additional risks, depending on the underlying investments and such risks, could include, but are not limited to, management risk, small company risk, additional liquidity risk, valuation risk, sector risks, non-U.S. security risk, currency risk, credit risk, managed portfolio risk, and derivatives risk.

There are inherent risks in investing in LPEs, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to the underlying companies. Most of the underlying companies are privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision when investing in LPEs.

LPEs may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

Investments in LPEs may also cause the Fund(s) to indirectly incur higher expenses. In certain instances, an LPE will be considered an investment company. In such instances, the applicable expenses of the LPE are considered as part of the acquired fund fee disclosure in the expense table.

Money Market Fund Investments. The JNL/WMC Government Money Market Fund will comply with Rule 2a-7 (“Rule”) under the 1940 Act, as amended from time to time, including the diversification, quality, and maturity limitations imposed by the Rule. The Rule is applicable to any registered investment company, such as the Fund, which holds itself out as a “money market” fund and which seeks to maintain a stable net asset value per share by either the “amortized cost” or “penny rounding” methods of determining net asset value.

Pursuant to the Rule, the Board has established procedures that attempt to maintain the NAV at $1.00 per share. The procedures include monitoring the relationship between amortized cost value per share and value per share based upon available indications of market value for the Funds’ portfolio securities. The Board will decide what, if any, steps should be taken if there is a difference of more than .05 of 1% (or $.005) between the two values. In the event the Board determines that a deviation exists, which may result in material dilution or unfair results to investors or existing shareholders, the Board may take such corrective action as they regard as necessary and appropriate.

It is the policy of the Fund to seek to maintain a stable net asset value per share of $1.00. The portfolio investments of the Fund are valued on the basis of their “amortized cost” in accordance with the Rule. This involves valuing an investment at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of the investment of any discount or premium, regardless of the impact of fluctuating interest rates on the fair market value of the investment during the period in which it is held by the Fund prior to its maturity. While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment in the market. The Rule imposes certain diversification, quality and maturity requirements for money market funds in order to reduce the risk the Fund’s net asset value per share as determined by the fair market value of the investments held will materially differ from the Fund’s net asset value per share determined on the basis of amortized cost. However, there can be no assurance the Fund will be able to maintain a stable net asset value per share of $1.00.

Pursuant to the Rule, the Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less, a weighted average life of 120 days or less, and may invest only in U.S. dollar-denominated “Eligible Securities” (as that term is defined in the Rule) that have been determined by the Sub-Adviser, pursuant to procedures approved by the Trustees, to present minimal credit risks. Generally, an Eligible Security is a security: (i) with a remaining maturity of 397 calendar days or less that the sub-adviser determines presents minimal credit risks to a Fund, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations, and such analysis must include, to the extent appropriate, consideration of specific factors pursuant to procedures, with respect to the security’s issuer or guarantor; (ii) that is issued by a registered investment company that is a money market fund; and (iii) that is a government security.

Under the Rule, the Fund may not invest more than 5% of its assets in the securities of any one issuer, other than the U.S. Government, its agencies and instrumentalities.

The Fund cannot acquire any security, other than a “daily liquid asset” if, immediately after the acquisition, the Fund would have less than ten percent (10%) of its total assets invested in daily liquid assets. Daily liquid assets are defined as cash (including demand deposits), direct obligations of the U.S. Government, and securities (including repurchase agreements) for which the Fund has a legal right to receive cash in one business day. The Fund cannot acquire any security, other than a “weekly liquid asset” if, immediately after the acquisition, the Fund would have less than thirty percent (30%) of its total assets invested in weekly liquid assets. Weekly liquid assets are defined as daily liquid assets (except the Fund has the right to receive the cash within five business days) and agency discount notes with remaining maturities of 60 days or less.

Mortgage-Related Securities. A Fund may invest in mortgage-related securities, including to-be-announced securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial bankers and others. Pools or mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The mortgages underlying the mortgage-related securities may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year. Mortgage-related securities are often sold by “tranche,” such that the Funds may purchase a slice or piece of a mortgage pool (e.g. all 2-year variable rate sub-prime mortgages with a fixed-rate 30-year reset). The mortgages underlying the securities may also reflect credit quality differences (e.g., sub-prime mortgages). Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-related security held by a Fund are passed through to the Fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may raise or lower their total return. When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments. Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments. The value of these securities may fluctuate because of changes in the market’s perception of the creditworthiness of the issuer. The value of the mortgage-related securities may decline where there are defaults on the underlying mortgages. Investments in certain tranches can be speculative and entail a fair amount of risk. The mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In the case of privately issued mortgage-related and asset-backed securities, the Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Mortgage Dollar Rolls and U.S. Treasury Rolls. A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction. At the time a Fund enters into a “covered roll,” it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings. Alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Transactions in mortgage dollar rolls may result in the purchase and sale of the Funds’ portfolio securities, which may increase trading costs and portfolio turnover.

In a U.S. Treasury roll, a Fund sells U.S. Treasury securities and buys back “when issued” U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the “when issued” U.S. Treasury security. A Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio. During the period before the settlement date of a U.S. Treasury roll, the

Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date. A Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement. However, to minimize this risk, the Funds intend to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

Municipal Bonds. A Fund may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal bonds carry the credit risk of the issuer, as well as, tax and regulatory risk associated with changes in local, state, and federal regulations and tax code requirements. There can be no guarantee that municipal bonds will retain their tax advantaged status. There can be no guarantee that state, municipalities, and other political subdivisions will be able to meet their respective interest and principal payments (e.g., Detroit, Michigan), and a Fund could suffer a loss of principal and interest when investing in municipal bonds.

The Funds may also invest in “Build America Bonds.” Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009 (the “Recovery Act”), which authorizes state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds. State and local governments may receive a direct federal subsidy payment for a portion of their borrowing costs on Build America Bonds equal to 35% of the total coupon interest paid to investors. The state or local government issuer can elect to either take the federal subsidy or pass the 35% tax credit along to bondholders. Build America Bonds involve similar risks as Municipal Bonds, including credit and market risk. In particular, should a Build America Bond’s issuer fail to continue to meet the applicable requirements imposed on the bonds as provided by the Recovery Act, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer’s ability to make scheduled interest payments. Build America Bonds are intended to assist state and local governments in financing capital projects at lower borrowing costs and are likely to attract a broader group of investors than tax-exempt Municipal Bonds. For example, taxable funds, including the JNL/DoubleLine® Core Fixed Income Fund, may choose to invest in Build America Bonds. Although Build America Bonds were only authorized for 2009 and 2010, the program may result in reduced issuance of tax-exempt Municipal Bonds. The Build America Bond program expired on December 31, 2010, at which point no further issuance was permitted, unless the program is renewed by Congress at a future date. As of December 31, 2017, there is no indication that Congress will renew the program. Beginning March 1, 2013, Build America Bonds subsidy payments have been reduced as part of a government-wide sequestration of many program expenditures. The reduction of the Build America Bonds subsidy payments is presently scheduled to continue until 2025, although Congress can terminate or modify it sooner, or extend it. As of this date, there is no indication that Congress will renew the program and tax legislation enacted on December 22, 2017 repealed the authority to issue direct-pay bonds similar to Build America Bonds.

Participations and Assignments. The Funds may invest in fixed- and floating-rate loans arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund may invest in such loans in the form of participations in loans and participation notes (together, “Participations”) and assignments of all or a portion of loans from third parties (“Assignments”). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the sub-adviser to be creditworthy. When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

A Fund may have difficulty disposing of Assignments and Participations, because the market for certain instruments may not be highly liquid, such instruments may be resold only to a limited number of institutional investors. The lack of a highly liquid secondary market for certain Assignments and Participations may have an adverse impact on the value of such instruments and may have an adverse impact on a Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, or a change in market conditions. The Funds may treat investments in Participations and Assignments as liquid securities, however, certain Assignments and Participations may be illiquid, as determined in accordance with the Funds’ liquidity risk management program, and may be reviewed for liquidity by the Funds’ “Valuation Committee” as well as the Sub-Advisers.

Participatory Notes. A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted. In countries, like Saudi Arabia where direct ownership by a foreign investor or a Fund, is not allowed by local law, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. Disregarding the effect of fees and expenses, a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment, where ownership by foreign investors is permitted, by reducing registration and transaction costs in acquiring and selling local registered shares. The Fund’s investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Fund to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

Participatory notes are generally structured and sold by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market. Pursuant to the terms of the instrument, a Fund may tender a participatory note for cash payment in an amount that reflects the current market value of the underlying investments, less program expenses, such as trading costs, taxes and duties. The participatory notes represent unsecured, unsubordinated contractual rights of the issuer of the participatory notes. The participatory notes do not confer any right, title or interest in respect to the underlying equity securities or provide rights against the issuer of the underlying securities.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. A Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note. This is also known as counterparty risk. While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to a Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Passive Foreign Investment Companies. A Fund may purchase the securities of passive foreign investment companies. A passive foreign investment company, in general, is a foreign corporation where at least 75% of its gross income is passive or at least 50% of its assets on average produce, or are held for the production of, passive income. In addition to bearing their proportionate share of the Trust’s annual operating expenses, shareholders will also indirectly bear similar expenses of such passive foreign investment companies.

Payment-In-Kind Securities. Payment-in-kind (“PIK”) securities may be treated as restricted securities, and may be considered private placements. Subject to its investment policies and restrictions, a Fund may invest in PIK securities.  PIK securities contain provisions that allow an issuer, at its discretion, to make current interest payments either in cash or in the form of additional securities.  These instruments may be valued at a deep discount from the face amount.  Interest received in the form of additional securities is recorded as interest income.  Current U.S. federal income tax law requires the holder of certain PIK securities to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute cash attributable to income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash, including when it is not advantageous to do so, to satisfy these distribution requirements.

It is possible that by effectively increasing the principal balance payable to a Fund or deferring cash payment of such interest until maturity, the use of PIK features will increase the risk that such amounts will become uncollectible when due and payable.  Prices of PIK securities may be more sensitive to changes in the issuer’s financial condition, fluctuations in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative than are securities that pay interest periodically in cash.  Investments in PIK securities may be illiquid or restricted, making it difficult for a Fund to dispose of them or to determine their current value.

Restricted securities that have not been registered are generally referred to as private placements and are purchased directly from the issuer or in the secondary market and are usually not listed on an exchange nor traded in other established markets.  Generally, such securities are restricted as to disposition and are sold to institutional investors.  Certain of the Funds’ investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks than investments in the securities of more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

As a result of the absence of a public trading market, privately placed securities and other restricted securities may be less liquid and more difficult to value than publicly traded securities.  As relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, a Fund could have difficulty selling them when a Sub-Adviser believes it advisable to do so.  To the extent that restricted securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than the fair market value.

In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if the securities were publicly traded.  As a result, a Fund may be less able to predict a loss.  In making investments in such securities, a Fund may obtain access to material non-public information, which may restrict a Fund’s ability to conduct portfolio transactions in such securities.  A Fund may also take a minority interest in a privately offered security, which may limit a Fund’s ability to protect shareholders interests in connection with corporate actions by the privately held company.

Portfolio Turnover. Portfolio turnover is the buying and selling of securities held by a Fund. A Fund may engage in short-term transactions if such transactions further its investment objective. A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities to a Fund. Thus, the higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Changes in portfolio turnover rates were generally the result of active trading strategies employed by such Funds’ portfolio manager(s) in response to market conditions, and not reflective of a material change in investment strategy.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/American Funds Capital Income Builder Fund was 44%. For the period ended December 31, 2020 the portfolio turnover rate was 110%. The higher portfolio turnover rate for the JNL/American Funds Capital Income Builder Fund in 2020 versus 2019 is a result of increased trading activity during the period.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/American Funds Capital World Bond Fund was 110%. For the period ended December 31, 2020 for the JNL/American Funds Capital World Bond Fund the portfolio turnover rate was 88%. The lower portfolio turnover rate for the JNL/American Funds Capital World Bond Fund in 2020 versus 2019 is a result of the Fund’s change in strategy in 2020 is a result of increased trading activity during the period.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/American Funds New World Fund was 38%. For the period ended December 31, 2020 for the JNL/American Funds New World Fund the portfolio turnover rate was 70%. The higher portfolio turnover rate in 2020 versus 2019 for the JNL/American Funds New World Fund is a result of increased trading activity during the period.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL Multi-Manager Emerging Markets Equity Fund was 25%. For the period ended December 31, 2020 for the JNL Multi-Manager Emerging Markets Equity Fund the portfolio turnover rate was 103%. The higher portfolio turnover rate for the JNL Multi-Manager Emerging Markets Equity Fund in 2020 versus 2019 is a result of the Fund’s change of strategy and sub-adviser in April 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL Multi-Manager Mid Cap Fund was 35%. For the period ended December 31, 2020 for the JNL Multi-Manager Mid Cap Fund the portfolio turnover rate was 62%. The higher portfolio turnover rate for the JNL Multi-Manager Mid Cap Fund in 2020 versus 2019 is a result of the addition of a new sleeve to the Fund.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL Multi-Manager Small Cap Value Fund was 84%. For the period ended December 31, 2020 for the JNL Multi-Manager Small Cap Value Fund the portfolio turnover rate was 48%. The lower portfolio turnover rate for the JNL Multi-Manager Small Cap Value Fund in 2020 versus 2019 is a result of the addition of a new sleeve to the Fund.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/BlackRock Global Allocation Fund was 203%. For the period ended December 31, 2020 for the JNL/BlackRock Global Allocation Fund the portfolio turnover rate was 169%. The lower portfolio turnover rate for the JNL/BlackRock Global Allocation Fund in 2020 versus 2019 is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/Causeway International Value Select Fund was 30%. For the period ended December 31, 2020 for the JNL/Causeway International Value Select Fund the portfolio turnover rate was 61%. The higher portfolio turnover rate for the JNL/Causeway International Value Select Fund in 2020 versus 2019 is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/DoubleLine® Core Fixed Income Fund was 53%. For the period ended December 31, 2020 for the JNL/DoubleLine® Core Fixed Income Fund the portfolio turnover rate was 117%. The higher portfolio turnover rate for the JNL/DoubleLine® Core Fixed Income Fund in 2020 versus 2019 is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/DoubleLine® Total Return Fund was 25%. For the period ended December 31, 2020 for the JNL/DoubleLine® Total Return Fund the portfolio turnover rate was 50%. The higher portfolio turnover rate for the JNL/DoubleLine® Total Return Fund in 2020 versus 2019 is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/Fidelity Institutional Asset Management Total Bond Fund was 364%. For the period ended December 31, 2020 for the JNL/Fidelity Institutional Asset Management Total Bond Fund the portfolio turnover rate was 129%. The lower portfolio turnover rate for the JNL/Fidelity Institutional Asset Management Total Bond Fund in 2020 versus 2019 is a result of the Fund’s change in strategy being implemented for a full fiscal year in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/Franklin Templeton Growth Allocation Fund was 109%. For the period ended December 31, 2020 for the JNL/Franklin Templeton Growth Allocation Fund the portfolio turnover rate was 81%. The lower portfolio turnover rate for the JNL/Franklin Templeton Growth Allocation Fund is a result of the Fund’s change in strategy being implemented for a full fiscal year in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/Heitman U.S. Focused Real Estate Fund was 172%. For the period ended December 31, 2020 for the JNL/Heitman U.S. Focused Real Estate Fund the portfolio turnover rate was 256%. The higher portfolio turnover rate for the JNL/Heitman U.S. Focused Real Estate Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/Invesco International Growth Fund was 25%. For the period ended December 31, 2020 for the JNL/Invesco International Growth Fund the portfolio turnover rate was 57%. The higher portfolio turnover rate for the JNL/Invesco International Growth Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/JPMorgan Global Allocation Fund was 188%. For the period ended December 31, 2020 for the JNL/JPMorgan Global Allocation Fund the portfolio turnover rate was 138%. The lower portfolio turnover rate for the JNL/JPMorgan Global Allocation Fund is a result of the Fund’s change in strategy being implemented for a full fiscal year in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/JPMorgan U.S. Value Fund was 22%. For the period ended December 31, 2020 for the JNL/JPMorgan U.S. Value Fund the portfolio turnover rate was 79%. The higher portfolio turnover rate for the JNL/JPMorgan U.S. Value Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/JPMorgan Hedged Equity Fund was 45%. For the period ended December 31, 2020 for the JNL/JPMorgan Hedged Equity Fund the portfolio turnover rate was 76%. The higher portfolio turnover rate for the JNL/JPMorgan Hedged Equity Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/JPMorgan U.S. Government & Quality Bond Fund was 16%. For the period ended December 31, 2020 for the JNL/JPMorgan U.S. Government & Quality Bond Fund the portfolio turnover rate was 46%. The higher portfolio turnover rate for the JNL/JPMorgan U.S. Government & Quality Bond Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/Mellon Communication Services Sector Fund was 54%. For the period ended December 31, 2020 for the JNL/Mellon Communication Services Sector Fund the portfolio turnover rate was 14%. The lower portfolio turnover rate for the JNL/Mellon Communication Services Sector Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/Mellon Consumer Staples Sector Fund was 25%. For the period ended December 31, 2020 for the JNL/Mellon Consumer Staples Sector Fund the portfolio turnover rate was 43%. The higher portfolio turnover rate for the JNL/Mellon Consumer Staples Sector Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/Mellon Dow Index Fund was 2%. For the period ended December 31, 2020 for the JNL/Mellon Dow Index Fund the portfolio turnover rate was 36%. The higher portfolio turnover rate for the JNL/Mellon Dow Index Fund is a result of unprecedented market volatility in 2020,

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/Mellon Equity Income Fund was 58%. For the period ended December 31, 2020 for the JNL/Mellon Equity Income Fund the portfolio turnover rate was 80%. The higher portfolio turnover rate for the JNL/Mellon Equity Income Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/PIMCO Income Fund was 365%. For the period ended December 31, 2020 for the JNL/PIMCO Income Fund the portfolio turnover rate was 524%. The higher portfolio turnover rate for the JNL/PIMCO Income Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/PIMCO Real Return Fund was 225%. For the period ended December 31, 2020 for the JNL/PIMCO Real Return Fund the portfolio turnover rate was 179%. The lower portfolio turnover rate for the JNL/PIMCO Real Return Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/RAFI® Fundamental U.S. Small Cap Fund was 182%. For the period ended December 31, 2020 for the JNL/RAFI® Fundamental U.S. Small Cap Fund the portfolio turnover rate was 26%. The lower portfolio turnover rate for the JNL/RAFI® Fundamental U.S. Small Cap Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/RAFI® Multi-Factor U.S. Equity Fund was 153%. For the period ended December 31, 2020 for the JNL/RAFI® Multi-Factor U.S. Equity Fund the portfolio turnover rate was 40%. The lower portfolio turnover rate for the JNL/RAFI® Multi-Factor U.S. Equity Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/T. Rowe Price Balanced Fund was 82%. For the period ended December 31, 2020 for the JNL/T. Rowe Price Balanced Fund the portfolio turnover rate was 126%. The higher portfolio turnover rate for the JNL/T. Rowe Price Balanced Fund is a result of the Fund’s change of strategy in April 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/T. Rowe Price Capital Appreciation Fund was 50%. For the period ended December 31, 2020 for the JNL/T. Rowe Price Capital Appreciation Fund the portfolio turnover rate was 86%. The higher portfolio turnover rate for the JNL/T. Rowe Price Capital Appreciation Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/T. Rowe Price U.S. High Yield Fund was 87%. For the period ended December 31, 2020 for the JNL/T. Rowe Price U.S. High Yield Fund the portfolio turnover rate was 211%. The higher portfolio turnover rate for the JNL/T. Rowe Price U.S. High Yield Fund is a result of the Fund’s change of strategy and sub-adviser in April 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/Westchester Capital Event Driven Fund was 286%. For the period ended December 31, 2020 for the JNL/Westchester Capital Event Driven Fund the portfolio turnover rate was 426%. The higher portfolio turnover rate for the JNL/Westchester Capital Event Driven Fund is a result of unprecedented market volatility in 2020.

For the period ended December 31, 2019, the portfolio turnover rate for the JNL/WMC Balanced Fund was 42%. For the period ended December 31, 2020 for the JNL/WMC Balanced Fund the portfolio turnover rate was 81%. The higher portfolio turnover rate for the JNL/WMC Balanced Fund is a result of unprecedented market volatility in 2020.

Precious Metal-Related Securities. Certain Funds may invest in the equity securities of companies that explore for, extract, process or deal in precious metals (i.e., gold, silver and platinum, and in asset-based securities indexed to the value of such metals). Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies which, in turn, may affect adversely the financial condition of such companies.

Certain Funds may also invest in exchange-traded funds, debt securities, preferred stocks or convertible securities, where the principal amount, redemption terms or conversion terms of which are related to the market price of some precious metals such as gold bullion. These securities are referred to herein as “asset-based securities.” While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which a Fund may invest may bear interest or pay preferred dividends at below market, or even at relatively nominal rates. For example, assume gold is selling at a market price of $300 per ounce and an issuer sells a $1,000 face amount gold-related note with a seven-year maturity, payable at maturity at the greater of either $1,000 in cash or the then market price of three ounces of gold. If at maturity, the market price of gold is $400 per ounce, the amount payable on the note would be $1,200. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because a Fund presently does not intend to invest directly in natural resource assets, the Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Preferred Stocks. Each Fund may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. Generally, a company’s preferred stock pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Private Placements. A Fund may invest in “Private Placements” or “restricted securities,” which are securities exempt from registration under the 1933 Act, and state securities laws. Private Placements are typically offered to institutional investors, such as the Funds, and are used by the companies offering such securities to raise capital. Private Placements may be debt or equity securities. There is generally no secondary market for Private Placement securities, and as such, Private Placements are generally treated as illiquid securities and subject to limitations on investments in illiquid securities (see “Illiquid Securities” and “Rule 144A Securities and Section 4(a)(2) Paper” herein). Many companies issuing Private Placements are unseasoned companies and Private Placements involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited financial resources. There is no guarantee that securities issued through Private Placements will retain their value, and a Fund could lose money investing in such securities. Also, the contractual restrictions on resale might prevent a Fund from reselling the securities acquired in Private Placements at a time when such sale would be desirable. Restricted securities that are traded on foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, the buyer will resell such securities subject to such restrictions. Restricted securities in which a Fund seeks to invest need not be listed or admitted to trading on a foreign or U.S. exchange and may be less liquid than listed securities.

Real Estate Investing. Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of a Fund’s investments.

Real estate investment trusts (“REITs”) and foreign real estate companies. Certain Funds may invest in REITs, including equity, mortgage and hybrid REITs, and/or foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors’ funds for investment primarily in real estate properties or real estate-related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s and/or foreign real estate company’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs and foreign real estate companies requires specialized management skills and a Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. REITs are subject to the risk of failing to qualify for favorable tax treatment under the Code.

Repurchase Agreements and Reverse Repurchase Agreements. A Fund may invest in repurchase or reverse repurchase agreements for the purposes of maintaining liquidity and achieving income. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally by a bank or broker-dealer, to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. A Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours’ notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Fund, together with other registered investment companies having management agreements with the Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes. Reverse repurchase agreements may also be used as a form of a “short sale,” because the Fund is effectively selling the security with an agreement to repurchase the security at a later date (see “Short Sales” for additional information). When entering into a reverse repurchase agreement, the Fund may seek to profit on the difference between the initial security sale price and the repurchase price of that security. Typically, a reverse repurchase agreement requires the Fund to cover or segregate assets in an amount equal to the repurchase price.

Rule 144A Securities and Section 4(a)(2) Paper. Rule 144A securities and Section 4(a)(2) Paper are securities which, while privately placed, are eligible for purchase and resale pursuant to Section 4(a)(2) of the 1933 Act and Rule 144A thereunder, and state securities laws. Rule 144A and Section 4(a)(2) permit certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Sub-Advisers, in accordance with the Funds’ liquidity risk management program, will determine whether securities purchased under Rule 144A and/or Section 4(a)(2) are illiquid. The Sub-Advisers will also monitor the liquidity of Rule 144A and Section 4(a)(2) securities and, if as a result of changes in market, trading and investment-specific considerations, the Sub-Advisers determine that a Rule 144A or Section 4(a)(2) security is no longer liquid, the Sub-Advisers will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with the restriction on investment in illiquid securities. Investing in Rule 144A or Section 4(a)(2) securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Securities Lending. The Board has approved each Fund’s participation in a securities lending program. Under the securities lending program, each Fund has retained its custodian, JPMorgan Chase Bank, N.A. or State Street Bank and Trust Company, as applicable, to serve as the securities lending agent. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Board of Trustees will periodically review information on the Funds’ securities lending program.

Lending portfolio securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a Fund’s portfolio securities must deposit acceptable collateral with the Fund’s custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. Government securities, including obligations issued or guaranteed by its agencies or instrumentalities, U.S. mortgage backed securities, and irrevocable letters of credit that meet certain guidelines.

A Fund may reinvest any cash collateral in money market investments or other investments subject to guidelines approved by the Adviser and the Board of Trustees. Except as described below, cash collateral is invested in the JNL Securities Lending Collateral Fund (the “Collateral Fund”), a series of the JNL Investors Series Trust. The Collateral Fund complies with the requirements applicable to a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, including the diversification, quality, and maturity limitations imposed by the Rule.

As an alternative to the Collateral Fund, certain Funds (each an “Equity Repo Fund”) may reinvest cash collateral in equity repurchase agreements. Reinvestments in equity repurchase agreements will not exceed 10% of an Equity Repo Fund’s net assets, shall be collateralized by equity securities equal to not less than 110% of the cash collateral reinvested in such transaction, and shall be marked-to-market daily. The cash collateral investments are not guaranteed, and may lose money. A Fund retains authority to terminate any of its loans at any time. A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund’s interest.

In the event of bankruptcy or other default of the borrower, a Fund may be unable to recover the loaned securities or could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The net securities lending revenue is shared by the lending agent and the Funds. The Funds retain 100% of their portion after the split. The securities lending revenue “split” between the Funds and the lending agent was determined based on the Adviser’s review of competitive industry information. The Adviser and the Funds’ Board will periodically review the “split” between the lending agent and the Funds. For the fiscal year ended December 31, 2020, the income earned by each Fund as well as the fees and/or compensation paid by each Fund (in dollars) pursuant to the Securities Lending Agreement between the Trust, on behalf of each Fund, and JPMorgan Bank were as follows (“JPMorgan Securities Lending Agreement”):

JNL Multi-Manager Small Cap Growth Fund
Gross income from securities lending activities	557,452
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	182,571
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	40,704
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(1,124,147)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(900,872)
Net income from securities lending activities	1,458,324

JNL Multi-Manager Small Cap Value Fund
Gross income from securities lending activities	66,789
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	8,969
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	5,030
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(973)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	13,026
Net income from securities lending activities	53,763

JNL iShares Tactical Moderate Fund
Gross income from securities lending activities	104,038
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	37,858
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	8,543
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(258,182)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(211,781)
Net income from securities lending activities	315,819

JNL iShares Tactical Moderate Growth Fund
Gross income from securities lending activities	153,839
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	51,423
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	14,607
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(332,459)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(266,429)
Net income from securities lending activities	420,268

JNL iShares Tactical Growth Fund
Gross income from securities lending activities	154,125
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	59,361
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	12,746
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(419,783)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(347,676)
Net income from securities lending activities	501,801

JNL/AQR Large Cap Defensive Style Fund
Gross income from securities lending activities	3,932
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	354
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	368
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	1,161
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	1,883
Net income from securities lending activities	2,049

JNL/BlackRock Advantage International Fund
Gross income from securities lending activities	2,391
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	768
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	150
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(4,610)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(3,692)
Net income from securities lending activities	6,083

JNL/BlackRock Global Allocation Fund
Gross income from securities lending activities	332,337
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	89,941
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	26,440
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(461,303)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(344,922)
Net income from securities lending activities	677,259

JNL/BlackRock Global Natural Resources Fund
Gross income from securities lending activities	59,610
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	25,317
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	4,301
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(140,176)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(110,558)
Net income from securities lending activities	170,168

JNL/BlackRock Large Cap Select Growth Fund
Gross income from securities lending activities	20,368
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	3,817
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	2,945
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(9,547)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(2,785)
Net income from securities lending activities	23,153

JNL/First Sentier Global Infrastructure Fund
Gross income from securities lending activities	72,175
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	22,296
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	5,219
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(130,712)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(103,197)
Net income from securities lending activities	175,372

JNL/Franklin Templeton Global Multisector Bond Fund
Gross income from securities lending activities	2,733
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	105
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	74
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	1,855
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	2,034
Net income from securities lending activities	699

JNL/Franklin Templeton Growth Allocation Fund
Gross income from securities lending activities	13,797
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	3,898
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	1,577
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(18,420)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(12,945)
Net income from securities lending activities	26,742

JNL/Franklin Templeton Income Fund
Gross income from securities lending activities	184,023
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	27,600
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	8,944
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(58,930)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(22,386)
Net income from securities lending activities	206,409

JNL/Heitman U.S. Focused Real Estate Fund
Gross income from securities lending activities	10,278
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	1,073
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	1,326
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	1,791
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	4,190
Net income from securities lending activities	6,088

JNL/Mellon Emerging Markets Index Fund
Gross income from securities lending activities	145,136
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	32,359
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	6,839
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(153,230)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(114,032)
Net income from securities lending activities	259,168

JNL/Mellon Equity Income Fund
Gross income from securities lending activities	8,411
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	1,215
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	770
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(556)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	1,429
Net income from securities lending activities	6,982

JNL/Mellon MSCI KLD 400 Social Index Fund
Gross income from securities lending activities	3,269
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	591
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	274
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(2,166)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(1,301)
Net income from securities lending activities	4,570

JNL/Mellon S&P 500 Index Fund
Gross income from securities lending activities	2,018,698
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	156,841
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	28,900
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	873,914
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	1,059,655
Net income from securities lending activities	959,043

JNL/Mellon S&P 400 MidCap Index Fund
Gross income from securities lending activities	345,503
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	52,925
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	17,926
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(117,329)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(46,478)
Net income from securities lending activities	391,981

JNL/Mellon Small Cap Index Fund
Gross income from securities lending activities	622,780
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	173,071
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	32,260
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(982,856)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(777,525)
Net income from securities lending activities	1,400,305

JNL/Mellon International Index Fund
Gross income from securities lending activities	179,070
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	39,591
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	13,828
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(160,623)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(107,204)
Net income from securities lending activities	286,274

JNL/Mellon Bond Index Fund
Gross income from securities lending activities	73,129
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	6,296
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	7,068
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	22,600
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	35,964
Net income from securities lending activities	37,165

JNL/Mellon Communication Services Sector Fund
Gross income from securities lending activities	10,350
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	2,739
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	630
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(15,409)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(12,040)
Net income from securities lending activities	22,390

JNL/Mellon Consumer Discretionary Sector Fund
Gross income from securities lending activities	108,789
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	27,551
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	6,848
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(143,431)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(109,032)
Net income from securities lending activities	217,821

JNL/Mellon Consumer Staples Sector Fund
Gross income from securities lending activities	4,149
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	909
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	340
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(3,883)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(2,634)
Net income from securities lending activities	6,783

JNL/Mellon Energy Sector Fund
Gross income from securities lending activities	96,431
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	18,673
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	3,495
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(74,574)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(52,406)
Net income from securities lending activities	148,837

JNL/Mellon Financial Sector Fund
Gross income from securities lending activities	45,277
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	6,589
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	3,322
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(10,212)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(301)
Net income from securities lending activities	45,578

JNL/Mellon Healthcare Sector Fund
Gross income from securities lending activities	253,525
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	94,024
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	16,491
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(627,515)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(517,000)
Net income from securities lending activities	770,525

JNL/Mellon Industrials Sector Fund
Gross income from securities lending activities	4,252
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	547
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	277
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(589)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	235
Net income from securities lending activities	4,017

JNL/Mellon Information Technology Sector Fund
Gross income from securities lending activities	136,519
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	22,684
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	10,512
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(62,024)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(28,828)
Net income from securities lending activities	165,347

JNL/Mellon Materials Sector Fund
Gross income from securities lending activities	3,198
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	848
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	228
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(4,658)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(3,582)
Net income from securities lending activities	6,780

JNL/Mellon Real Estate Sector Fund
Gross income from securities lending activities	9,621
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	2,144
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	741
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(10,084)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(7,199)
Net income from securities lending activities	16,820

JNL S&P 500 Index Fund
Gross income from securities lending activities	2,588
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	434
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	237
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(1,256)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(585)
Net income from securities lending activities	3,173

JNL/Mellon Utilities Sector Fund
Gross income from securities lending activities	7,070
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	1,034
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	621
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(1,270)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	385
Net income from securities lending activities	6,685

JNL/Morningstar Wide Moat Index Fund
Gross income from securities lending activities	49,117
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	4,999
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	4,706
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	9,111
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	18,816
Net income from securities lending activities	30,301

JNL/PIMCO Income Fund
Gross income from securities lending activities	27,678
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	3,729
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	3,032
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(871)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	5,890
Net income from securities lending activities	21,788

JNL/PIMCO Investment Grade Credit Bond Fund
Gross income from securities lending activities	55,243
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	8,163
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	5,393
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(12,783)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	773
Net income from securities lending activities	54,470

JNL/PIMCO Real Return Fund
Gross income from securities lending activities	5,002
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	602
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	289
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(434)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	457
Net income from securities lending activities	4,545

JNL/Vanguard Moderate ETF Allocation Fund
Gross income from securities lending activities	236,616
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	29,549
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	22,148
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	4,363
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	56,060
Net income from securities lending activities	180,556

JNL/Vanguard Moderate Growth ETF Allocation Fund
Gross income from securities lending activities	208,969
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	40,369
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	23,789
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(113,440)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(49,282)
Net income from securities lending activities	258,251

JNL/Vanguard Growth ETF Allocation Fund
Gross income from securities lending activities	253,452
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	33,134
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	26,369
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	1,682
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	61,185
Net income from securities lending activities	192,267

JNL/WCM Focused International Equity Fund
Gross income from securities lending activities	38,115
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	7,808
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	4,689
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(23,306)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(10,809)
Net income from securities lending activities	48,924

JNL/WMC Balanced Fund
Gross income from securities lending activities	125,641
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	28,933
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	12,335
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(116,177)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	(74,909)
Net income from securities lending activities	200,550

JNL/WMC Global Real Estate Fund
Gross income from securities lending activities	153,965
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	18,628
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	1,718
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	20,443
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	40,789
Net income from securities lending activities	113,176

JNL/WMC Value Fund
Gross income from securities lending activities	35,135
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	5,006
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	3,929
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	(3,654)
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	5,281
Net income from securities lending activities	29,854

For the fiscal year ended December 31, 2020, the income earned by each Fund as well as the fees and/or compensation paid by each Fund (in dollars) pursuant to the Securities Lending Agreement between the Trust, on behalf of each Fund, and State Street Bank were as follows (“State Street Securities Lending Agreement”):

JNL Multi-Manager Alternative Fund
Gross income from securities lending activities	8,710
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	1,131
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	162
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	361
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	1,654
Net income from securities lending activities	7,056

JNL Multi-Manager Emerging Markets Equity Fund
Gross income from securities lending activities	119,877
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	14,140
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	324
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	5,553
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	20,017
Net income from securities lending activities	99,860

JNL Multi-Manager International Small Cap Fund
Gross income from securities lending activities	242,367
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	32,968
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	0
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	32,968
Net income from securities lending activities	209,399

JNL Multi-Manager Mid Cap Fund
Gross income from securities lending activities	54,332
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	5,082
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	2,863
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	15,892
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	23,837
Net income from securities lending activities	30,495

JNL/Causeway International Value Select Fund
Gross income from securities lending activities	149,048
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	16,792
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	5,761
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	13,545
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	36,098
Net income from securities lending activities	112,950

JNL/ClearBridge Large Cap Growth Fund
Gross income from securities lending activities	111,853
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	9,424
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	4,134
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	40,860
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	54,418
Net income from securities lending activities	57,435

JNL/DFA International Core Equity Fund
Gross income from securities lending activities	50,509
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	6,224
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	954
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	2,826
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	10,004
Net income from securities lending activities	40,505

JNL/DFA U.S. Core Equity Fund
Gross income from securities lending activities	192,971
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	25,034
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	2,256
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	9,471
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	36,761
Net income from securities lending activities	156,210

JNL/DFA U.S. Small Cap Fund
Gross income from securities lending activities	101,315
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	12,890
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	1,269
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	5,951
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	20,110
Net income from securities lending activities	81,205

JNL/DoubleLine® Core Fixed Income Fund
Gross income from securities lending activities	136,923
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	12,993
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	8,923
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	36,055
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	57,971
Net income from securities lending activities	78,952

–JNL/DoubleLine® Emerging Markets Fixed Income Fund
Gross income from securities lending activities	50,796
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	4,292
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	3,083
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	16,412
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	23,787
Net income from securities lending activities	27,009

JNL/DoubleLine® Total Return Fund
Gross income from securities lending activities	7,641
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	862
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	965
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	930
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	2,757
Net income from securities lending activities	4,884

JNL/Fidelity Institutional Asset Management® Total Bond Fund
Gross income from securities lending activities	74,800
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	4,989
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	3,884
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	35,367
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	44,240
Net income from securities lending activities	30,560

JNL/GQG Emerging Markets Equity Fund
Gross income from securities lending activities	10,126
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	1,493
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	169
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	1
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	1,663
Net income from securities lending activities	8,463

JNL/Harris Oakmark Global Equity Fund
Gross income from securities lending activities	1,540
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	160
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	21
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	0
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	181
Net income from securities lending activities	1,359

JNL/Invesco Diversified Dividend Fund
Gross income from securities lending activities	43,551
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	5,835
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	1,964
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	2,512
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	10,311
Net income from securities lending activities	33,240

JNL/Invesco Global Growth Fund
Gross income from securities lending activities	77,542
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	8,995
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	4,214
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	4,579
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	17,788
Net income from securities lending activities	59,754

JNL/Invesco International Growth Fund
Gross income from securities lending activities	35,456
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	4,628
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	1,223
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	2,516
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	8,367
Net income from securities lending activities	27,089

JNL/Invesco Small Cap Growth Fund
Gross income from securities lending activities	230,335
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	28,863
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	5,164
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	9,230
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	43,257
Net income from securities lending activities	187,078

JNL/JPMorgan Global Allocation Fund
Gross income from securities lending activities	58,165
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	6,760
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	1,380
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	23
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	8,163
Net income from securities lending activities	50,002

JNL/JPMorgan Hedged Equity Fund
Gross income from securities lending activities	548
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	70
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	0
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	70
Net income from securities lending activities	478

JNL/JPMorgan MidCap Growth Fund
Gross income from securities lending activities	505,162
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	67,324
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	8,616
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	19,763
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	95,703
Net income from securities lending activities	409,459

JNL/JPMorgan U.S. Government & Quality Bond Fund
Gross income from securities lending activities	22,074
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	1,564
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	2,735
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	8,074
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	12,373
Net income from securities lending activities	9,701

JNL/JPMorgan U.S. Value Fund
Gross income from securities lending activities	5,354
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	743
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	266
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	0
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	1,009
Net income from securities lending activities	4,345

JNL/Lazard International Strategic Equity Fund
Gross income from securities lending activities	51,229
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	6,056
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	1,085
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	6,302
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	13,443
Net income from securities lending activities	37,786

JNL/Loomis Sayles Global Growth Fund
Gross income from securities lending activities	4,518
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	678
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	0
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	678
Net income from securities lending activities	3,840

JNL/Lord Abbett Short Duration Income Fund
Gross income from securities lending activities	418
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	39
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	42
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	0
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	81
Net income from securities lending activities	337

JNL/Mellon World Index Fund
Gross income from securities lending activities	39,085
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	4,967
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	936
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	2,600
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	8,503
Net income from securities lending activities	30,582

JNL/Mellon Nasdaq® 100 Index Fund
Gross income from securities lending activities	29,187
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	2,808
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	1,654
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	6,543
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	11,005
Net income from securities lending activities	18,182

JNL/MFS Mid Cap Value Fund
Gross income from securities lending activities	220,759
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	24,730
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	3,100
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	17,607
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	45,437
Net income from securities lending activities	175,322

JNL/Neuberger Berman Strategic Income Fund
Gross income from securities lending activities	65,605
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	7,866
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	2,552
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	8,609
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	19,027
Net income from securities lending activities	46,578

JNL/PPM America High Yield Bond Fund
Gross income from securities lending activities	422,378
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	49,720
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	13,138
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	70,172
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	133,030
Net income from securities lending activities	289,348

JNL/PPM America Total Return Fund
Gross income from securities lending activities	13,458
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	1,546
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	1,481
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	1,124
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	4,151
Net income from securities lending activities	9,307

JNL/RAFI® Fundamental U.S. Small Cap Fund
Gross income from securities lending activities	293,711
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	38,656
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	2,383
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	10,414
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	51,453
Net income from securities lending activities	242,258

JNL/RAFI® Multi-Factor U.S. Equity Fund
Gross income from securities lending activities	428,979
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	53,809
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	5,683
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	27,457
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	86,949
Net income from securities lending activities	342,030

JNL/T. Rowe Price Balanced Fund
Gross income from securities lending activities	40,136
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	4,491
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	1,784
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	6,232
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	12,507
Net income from securities lending activities	27,629

JNL/T. Rowe Price Capital Appreciation Fund
Gross income from securities lending activities	206,061
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	24,445
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	5,317
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	18,383
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	48,145
Net income from securities lending activities	157,916

JNL/T. Rowe Price Established Growth Fund
Gross income from securities lending activities	1,829,501
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	258,786
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	12,297
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	21,052
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	292,135
Net income from securities lending activities	1,537,366

JNL/T. Rowe Price Mid-Cap Growth Fund
Gross income from securities lending activities	214,328
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	24,147
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	5,018
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	20,758
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	49,923
Net income from securities lending activities	164,405

JNL/T. Rowe Price Short-Term Bond Fund
Gross income from securities lending activities	66,885
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	5,984
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	3,688
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	18,538
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	28,210
Net income from securities lending activities	38,675

JNL/T. Rowe Price U.S. High Yield Fund
Gross income from securities lending activities	89,007
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	8,582
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	5,006
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	17,720
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	31,308
Net income from securities lending activities	57,699

JNL/T. Rowe Price Value Fund
Gross income from securities lending activities	167,163
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	20,850
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	3,394
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	24,285
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	48,529
Net income from securities lending activities	118,634

For the fiscal year ended December 31, 2020, JPMorgan Bank, acting as agent for certain Funds, provided the following services to the Funds in connection with the Funds’ securities lending activities: (i) locating borrowers among an approved list of prospective borrowers; (ii) monitoring applicable minimum spread requirements, lending limits and the value of the loaned securities and collateral received; (iii) seeking additional collateral, as necessary, from borrowers; (iv) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of all or substantially all cash collateral in an investment vehicle designated by the Funds; (v) returning collateral to borrowers; (vi) facilitating substitute dividend, interest, and other distribution payments to the Funds from borrowers; (vii) negotiating the terms of each loan of securities, including, but not limited to, the amount of any loan premium, and monitoring the terms of securities loan agreements with prospective borrowers for consistency with the requirements of the JPMorgan Securities Lending Agreement; (viii) selecting securities, including amounts (percentages), to be loaned; (ix) recordkeeping and accounting servicing; (x) monitoring dividend activity; (xi) material proxy votes relating to loaned securities as well as recall of securities on loan for Fund to vote proxies; (xii) arranging for return of loaned securities to the Fund as necessary or requested by the Funds; and (xiii) preparation of and modification to ancillary lending documents.

For the fiscal year ended December 31, 2020, State Street, acting as agent for certain Funds, provided the following services to the Funds in connection with the Funds’ securities lending activities: (i) locating borrowers among an approved list of prospective borrowers; (ii) monitoring applicable minimum spread requirements, lending limits and the value of the loaned securities and collateral received; (iii) seeking additional collateral, as necessary, from borrowers; (iv) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of all or substantially all cash collateral in an investment vehicle designated by the Funds; (v) returning collateral to borrowers; (vi) facilitating substitute dividend, interest, and other distribution payments to the Funds from borrowers; (vii) negotiating the terms of each loan of securities, including, but not limited to, the amount of any loan premium, and monitoring the terms of securities loan agreements with prospective borrowers for consistency with the requirements of the State Street Securities Lending Agreement; (viii) selecting securities, including amounts (percentages), to be loaned; (ix) recordkeeping and accounting servicing; (x) monitoring dividend activity; (xi) material proxy votes relating to loaned securities as well as recall of securities on loan for Fund to vote proxies; (xii) arranging for return of loaned securities to the Fund as necessary or requested by the Funds; and (xiii) preparation of and modification to ancillary lending documents.

Short Sales. Certain of the Funds may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of a Fund; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale of a security, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

The Funds may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Frequently, a risk arbitrage strategy involves the short sale of a security.

To the extent that a Fund engages in short sales of securities, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Sub-Adviser determines to be liquid in accordance with the procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

There can be no assurance that the short positions that a Fund holds will act as an effective hedge against its long positions. Any decrease in negative correlation or increase in positive correlation between the positions the Sub-Adviser anticipated would be offsetting (such as short and long positions in securities or currencies held by a Fund) could result in significant losses for the Fund. A Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument.

Short-Term Corporate Debt Securities. A Fund may invest in short-term corporate debt securities, which are non-convertible corporate debt securities (e.g., bonds, debentures, money market instruments, notes and other similar instruments and securities) which have one year or less remaining to maturity. Short-term corporate debt securities may have fixed, variable, or floating rates and generally are used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date.

The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Short-Term Funding Agreements. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, immediately after the acquisition, no more than 15% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities that are assets.

Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”). The SPDR Trust is sponsored by a subsidiary of the NYSE MKT LLC. SPDRs may be used for several reasons including but not limited to facilitating the handling of cash flows or trading or reducing transaction costs. The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index. SPDRs are commonly referred to as ETFs.

Stripped Mortgage-Backed Securities (“SMBS”). A Fund may purchase SMBS, which may be considered derivative mortgage-backed securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments, including pre-payments, on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Structured Products. The Funds may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and fluctuate more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of the Fund.

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high-yield or other fixed-income markets. For example, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high-yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked structured products that qualify under applicable rules of the CFTC for an exemption from certain provisions of the Commodity Exchange Act.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated underlying indicator such as, a currency, security, commodity or index thereof. The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, the sub-adviser analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Supranational Agency Securities. A Fund may invest in securities issued or guaranteed by certain supranational entities, such as the International Development Bank or International Monetary Fund.

Special Situations. A Fund may invest in “special situations.” A special situation arises when, in the opinion of the Fund’s Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Swap Agreements. It should be noted that the regulatory and operational landscape for swaps is changing. Many swaps are now required to be cleared through clearing houses. Such cleared swaps are considered liquid and may be subject to evolving margin (collateral) requirements. The move to cleared swaps is also fracturing the “over-the-counter” swap market, and requires revised contractual arrangements among the parties.

A Fund may enter into interest rate, total return, credit default, indices (including but not limited to credit default, commercial mortgage-backed securities, commodities, and other similar indices), spread-lock, credit-linked notes (with embedded swaps), commodities and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements, swaps on futures contracts, swap forwards, and other types of swaps agreements. These transactions are entered into as an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. In addition, the Fund may enter into such transactions to manage certain risks and to implement investment strategies in a more efficient manner.

Cleared swap agreements. Under rules adopted under the Dodd-Frank Wall Street Reform and Consumer Protection Act (referred to herein as the “Dodd-Frank Reform Act”), certain types of swaps are required to be centrally cleared, thereby replacing the over-the-counter mechanisms for certain swaps. Whereas, over-the-counter swaps have differing cover or asset segregation requirements, centrally cleared swaps typically require initial and variation margin for coverage purposes. The move to centrally cleared swaps also minimizes counterparty exposure because the clearing house functions as the counterparty, although the Fund also has credit exposure to the clearing house and futures commission merchant member of the clearing house which holds the Fund’s cleared swap positions.

Over-the-counter swap agreements. Over-the-counter swap agreements are typically two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” which is the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate “caps,” under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate “floors,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate “collars,” under which a party sells a “cap” and purchases a “floor” or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

Most over-the-counter swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (“net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty may be covered by the segregation of assets (or earmarked assets) determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. The Fund may also collateralize the net amounts under a swap agreement by delivering or receiving cash and securities if exposures exceed certain minimum thresholds. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the 1940 Act’s restriction concerning issuance by a Fund of senior securities.

Whether a Fund’s use of over-the-counter swap agreements will be successful in furthering its investment objective of total return will depend on the sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended (“Code”) may limit the Fund’s ability to use swap agreements. The swaps market was largely unregulated prior to the enactment of the Dodd-Frank Act. It is possible that developments in the swaps market, including government regulation adopted to implement the Dodd-Frank Act, could adversely affect a Fund’s ability to enter into, or terminate existing, swap agreements or to realize amounts to be received under such agreements.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap, however, in applying certain of the Funds’ investment policies and restrictions the Fund will generally value the credit default swap at its notional or full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for the purposes of applying certain of the Funds’ other investment policies and restrictions and for calculating net asset value (“NAV”). For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps. A Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment, which is the premium payment, and recover nothing. However, if an event of default occurs and the counterparty fulfills its payment obligation under the swap agreement, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value of the reference obligation. Rather than exchange the bonds for the par value, a single cash payment may be due from the protection seller representing the difference between the par value of the bonds and the current market value of the bonds (which may be determined through an auction). Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Shiller Enhanced CAPE® has historically obtained exposure to the Index (as defined in the Fund’s prospectus) through swap transactions solely with Barclays Bank PLC; Shiller Enhanced CAPE® will likely continue to enter into swap transactions solely with Barclays Bank PLC and, potentially, with a limited number of additional counterparties for the foreseeable future. If Barclays Bank PLC is unwilling or unable to maintain the Index or if Shiller Enhanced CAPE® is unable to enter into swap transactions based on the Index on what the Adviser considers to be reasonable terms, Shiller Enhanced CAPE®’s performance and its ability to achieve its investment objective would be adversely affected.

Tracking stocks. Tracking stocks are a type of equity security. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to "track" the financial performance of that unit or division, rather than the larger company as a whole. As a result, if the unit or division does not perform well, the value of the tracking stock may decrease, even if the larger parent company performs well. Tracking stock may pay dividends to shareholders independent of the parent company, which will depend on the performance of the unit or division that the stock tracks. Shareholders of a tracking stock have a financial interest only in that unit or division of the company and typically do not have a legal claim on the larger company's assets.

Trade claims. The Funds may purchase trade claims and similar obligations or claims from creditors of companies in financial difficulty that seek to reduce the number of debt obligations they are owed.

Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding future payments. For buyers, trade claims offer the potential for profits because they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer’s financial position improve. Trade claims are generally liquid, as there is a secondary market. An investment in trade claims is speculative and there can be no guarantee that the debt issuer will be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws, but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, each Fund intends to limit these investments to no more than 5% of its net assets.

Trust Preferred Securities. The Funds may invest in trust preferred securities, which have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings. In identifying the risks of the trust preferred securities, the Sub-Adviser will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.

Unseasoned Issuers. Investments in the equity securities of companies having less than three (3) years’ continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have brief operating histories and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. Government Securities.  A Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“U.S. Government securities”) in pursuit of its investment objective, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Fannie Mae©, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Ginnie Mae®, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Freddie Mac©, the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae© and Freddie Mac® had been placed in conservatorship. Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases as well as Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the

Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth. From the end of 2007 through the first quarter of 2014, FNMA and FHLMC have received U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, they have repaid approximately $203 billion in senior preferred dividends to the U.S. Treasury over the same period. FNMA and FHLMC ended the second quarter of 2014 with positive net worth and, as a result, neither required a draw from the U.S. Treasury. In April 2014, FHFA projected that FNMA and FHLMC would require no additional draws from the U.S. Treasury through the end of 2015. However, FHFA also conducted a stress test mandated by the Dodd-Frank Act, which suggested that in a “severely adverse scenario” additional U.S. Treasury support of between $84.4 billion and $190 billion (depending on the treatment of deferred tax assets) might be required. Accordingly, no assurance can be given that the Federal Reserve, Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government is considering multiple options, which range from significant reform to nationalization, privatization, consolidation, or even abolishment of the entities.

The FHFA and the Treasury (through its agreements to purchase preferred stock of Fannie Mae and Freddie Mac) also have imposed strict limits on the size of the mortgage portfolios of Fannie Mae and Freddie Mac. In August 2012, the Treasury amended its preferred stock purchase agreements to provide that the portfolios of Fannie Mae and Freddie Mac will be wound down at an annual rate of 15 percent (up from the previously agreed annual rate of 10 percent), requiring Fannie Mae and Freddie Mac to reach the $250 billion target four years earlier than previously planned. Further, when a ratings agency downgraded long-term U.S. Government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their mortgage-backed securities). The U.S. Government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

Additionally, in 2012 the FHFA initiated a strategic plan to develop a program of credit risk transfer intended to reduce Fannie Mae’s and Freddie Mac’s overall risk through the creation of credit risk transfer assets (“CRTs”). CRTs come in two primary series: Structured Agency Credit Risk (“STACRs”) for Freddie Mac and Connecticut Avenue Securities (“CAS”) for Fannie Mae, although other series may be developed in the future. CRTs are typically structured as unsecured general obligations of either the government-sponsored entities (“GSEs”) or special purpose entities and their cash flows are based on the performance of a pool of reference loans. Unlike traditional residential MBS securities, bond payments typically do not come directly from the underlying mortgages.  Instead, the GSEs either make the payments to CRT investors, or the GSEs make certain payments to the special purpose entities and the special purpose entities make payments to the investors.  In certain structures, the special purpose entities make payments to the GSEs upon the occurrence of credit events with respect to the underlying mortgages, and the obligation of the special purpose entity to make such payments to the GSE is senior to the obligation of the special purpose entity to make payments to the CRT investors.  CRTs are typically floating rate securities and may have multiple tranches with losses first allocated to the most junior or subordinate tranche and this structure results in increased sensitivity to dramatic housing downturns, especially for the subordinate tranches. Many CRTs also have collateral performance triggers (e.g., based on credit enhancement, delinquencies or defaults, etc.) that could shut off principal payments to subordinate tranches. Generally, GSEs have the ability to call all of the CRT tranches at par in 10 years.

In addition, the problems faced by FNMA and FHLMC, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act (“TCCA”) of 2011 which, among other provisions, requires that FNMA and FHLMC increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by FNMA and FHLMC on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA reported in the second quarter of 2014 that there was “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship.” FHLMC faces similar uncertainty about its future role. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

On December 21, 2017, the FHFA and the Treasury agreed to reinstate a $3 billion capital reserve amount for both Fannie Mae and Freddie Mac. The Treasury and FHFA agreed to change the terms of the Senior Preferred Stock certificate to permit Fannie Mae and Freddie Mac to each retain a $3 billion capital reserve each quarter. Beginning in the fourth quarter of 2017, Fannie Mae and Freddie Mac will only pay a dividend to the Treasury if the net worth of each at the end of the quarter is more than $3 billion.

FHFA and the White House have made public statements regarding plans to consider ending the conservatorships of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on Fannie Mae's and Freddie Mac's creditworthiness and guarantees of certain mortgage-backed securities. It is also unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Senior Preferred Stock certificate. Should Fannie Mae's and Freddie Mac's conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to the Funds.

Yields on short-, intermediate- and long-term U.S. Government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. Government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

Variable Rate Securities. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

A Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Due to the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, although a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

A Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund will not invest more than 5% of its respective assets in any combination of mortgage-related and/or other asset-backed interest only, principal only or inverse floater securities. To the extent permitted by each Fund's investment objectives and general investment policies, a Fund may invest in residual interest bonds without limitation. The term "residual interest bonds" generally includes tender option bond trust residual interest certificates and instruments designed to receive residual interest payments or other excess cash flows from collateral pools once other interest holders and expenses have been paid.

The most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. After the global financial crisis, regulators globally determined that existing interest rate benchmarks should be reformed based on concerns that LIBOR and other benchmark rates were susceptible to manipulation. Replacement rates that have been identified include the Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, and the Sterling Overnight Index Average rate (SONIA), which is intended to replace pound sterling LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market.

Warrants. A Fund may invest in warrants, which are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase common stock at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying security does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

A Fund, except the JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Energy Sector Fund, and JNL/Mellon Information Technology Sector Fund, will not invest more than 5% of its net assets in warrants to purchase securities. Warrants acquired in units or attached to securities, including through corporate actions, will be deemed without value for purposes of this restriction.

When-Issued Securities and Forward Commitment Contracts. A Fund may purchase securities on a when-issued or delayed delivery basis (“when-issueds”) and may purchase securities on a forward commitment basis, including on a to-be-announced (“TBA”) basis and through standby commitments (“forwards”). TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. Any or all of a Fund’s investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if the value of the securities declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. In a TBA transaction, a Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. The longer the period between purchase and settlement, the greater the risk. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes). During this period, alternative investment options are not available to the Fund to the extent that it must maintain segregated assets, cash, or liquid assets to cover its purchase of when-issued securities and forward commitment contracts. Pursuant to recommendations of the Treasury Market Practices Group, which is sponsored by the Federal Reserve Bank of New York, a Fund or its counterparty generally will be required to post collateral when entering into certain forward-settling mortgage-backed securities transactions.

A Fund may enter into buy/sell back transactions, which are a form of delayed delivery agreements. In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

A Fund may also sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to sell securities at a pre-determined price or yield, with payment taking place beyond the customary settlement date.

Writing Covered Options on Securities. A Fund may “write” (sell) covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the Sub-Adviser determines is appropriate in seeking to attain a Fund’s investment objective. Call options written by a Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

A Fund may write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered “covered” if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund’s custodian bank cash or short-term U.S. Government securities with a value equal to or greater than the Fund’s obligation under the option (alternatively, a Fund may earmark liquid assets on its records). A Fund may also write combinations of covered puts and covered calls on the same underlying security.

A Fund will receive a premium from writing an option, which increases the Fund’s return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Zero Coupon, Stripped and Pay-in-Kind Bonds. The Funds may invest in zero coupon, stripped, and pay-in kind bonds. Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discounts, representing interest accrued but not paid, are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. A Fund may also purchase “pay-in-kind” bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

Current U.S. federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as a Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders. To avoid income or excise tax, a Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned, including when it is not advantageous to do so, to generate cash sufficient to make such distributions. The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

New Fund Risks. Although the JNL/Mellon Feeder Funds have been in existence and thus have an operating history, prior to April 26, 2021 they operated as funds for direct investment rather than feeder funds.

The JNL/Mellon Master Funds are newly organized and have not yet commenced investment operations, although they have the same investment objective, strategies and risks as their corresponding JNL/Mellon Feeder Funds. There can be no assurance that each JNL/Mellon Master Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate or otherwise alter a JNL/Mellon Master Fund. While shareholder interests will be the paramount consideration, the timing of any action may not be favorable to certain individual shareholders.

Some of the investment strategies and policies described in this SAI and in the JNL/Mellon Master Funds’ prospectus set forth percentage limitations on a JNL/Mellon Master Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these strategies and policies will be determined immediately after the acquisition of such securities or assets by the JNL/Mellon Master Fund. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the JNL/Mellon Master Funds' investment strategies and policies.

ADDITIONAL RISK CONSIDERATIONS

Cybersecurity Risks. With the increased use of technologies such as the Internet to conduct business, the Funds have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the Funds. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to a Fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render a Fund’s network services unavailable to Fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause a Fund to incur regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures and/or financial loss. While the Funds and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. In addition, cybersecurity failures by or breaches of a Fund’s third-party service providers (including, but not limited to, the Fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of a Fund, potentially resulting in financial losses, the inability of Fund shareholders to transact business with the Fund and of the Fund to process transactions, the inability of the Fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The Funds and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the Funds will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the Funds’ third-party service providers in the future, particularly as the Funds cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which a Fund invests, which may cause the Fund’s investments in such issuers to lose value.

Emerging and Frontier Markets. The risk considerations noted below under “Foreign Securities” may be particularly relevant in the case of investments in developing countries. Investments in, or that have exposure to, securities of issuers in emerging markets may involve a high degree of risk and many may be considered speculative. Countries with “emerging market” economies are those with securities markets that are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in non-U.S., developed countries. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

In addition, emerging markets economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Funds sub-advised by DoubleLine Capital LP define an emerging markets country as a country that, at the time the Fund invests in the related fixed-income instruments, is classified as an emerging or developing economy by any supranational organization such as the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.

The risks associated with investments in frontier market countries include all the risks associated with investments in developing and emerging markets; however, these risks are magnified for frontier market countries. As a result, investments in companies in frontier market countries are generally subject to a higher risk of loss than investments in companies in traditional emerging and developing market countries due to less developed securities markets, different settlement procedures, greater price volatility, less developed governments and economies, more government restrictions, and the limited ability of foreign entities to participate in certain privatization programs. Investments in companies operating in frontier market countries are highly speculative in nature.

Foreign Securities. Investments in, or that have exposure to, foreign (i.e., non-U.S.) securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities and the Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve the same direct currency and liquidity risks as direct investments in foreign securities.

The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Fund’s foreign investments may cause changes in a Fund’s share price that have a low correlation with movement in the U.S. markets. Because most of the foreign instruments in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Fund, depending on the extent of the Fund’s foreign investments.

A Fund may employ certain strategies in order to manage currency exchange rate risks. For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Fund may enter into contracts to sell that foreign currency for U.S. dollars or by participating in options or futures contracts with respect to such currency (position hedge). A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the Sub-Adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Fund anticipates purchasing or selling securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund’s performance depending on the Sub-Adviser’s ability to correctly predict future exchange rates. If the Sub-Adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund’s return may be lower than if such strategies had not been employed at all.

Derivatives Regulation. The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are relatively new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Because the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser or Sub-Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. Government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

In October 2020, the SEC adopted new Rule 18f-4 under the 1940 Act, which, once effective, will govern the use of derivative investments and certain financing transactions (e.g. reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 will require funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount will not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, funds will no longer be required to comply with the asset segregation framework arising from prior SEC guidance for covering certain derivative instruments and related transactions. Compliance with Rule 18f-4 will not be required until approximately August 2022. As the Funds come into compliance, the approach to asset segregation and coverage requirements described in this SAI will be impacted.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds because the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Investment Strategy Risks. The common stocks selected for certain Funds generally share attributes that have caused them to have lower prices or higher yields relative to other stocks in their respective index or exchange. The issuers of such common stocks may, for example, be experiencing financial difficulty, or be out of favor in the market because of weak performance, poor earnings forecasts or negative publicity; or they may be reacting to general market cycles. There can be no assurance that the market factors that caused the relatively low prices and high dividend yields of the common stocks selected will or will not change, that any negative conditions adversely affecting the stock prices will not deteriorate, that the dividend rates on the common stocks will be maintained or that share prices will not decline further during the holding period of such stocks in the Funds, or that the common stock will continue to be included in the respective indices or exchanges. Investing in stocks with low share prices or highest dividend yields amounts to a “contrarian” strategy because these shares are often out of favor. Such strategy may be effective in achieving the respective strategy-based Fund’s investment objective because regular dividends are common for established companies and dividends have often accounted for a substantial portion of the total return on stocks of the index as a group. However, there is no guarantee that either a Fund’s objective will be achieved or that a Fund will achieve capital appreciation of its portfolio holdings in excess of such Fund’s expenses. Because of the contrarian nature of the investment strategies of the Funds, and the attributes of the common stock which caused inclusion in their portfolios, such Funds may not be appropriate for investors seeking either preservation of capital or high current income. In addition, the strategies for all of the Funds have underperformed their respective index or indices in certain years.

Options. A Fund may purchase and sell both put and call options on fixed income or other securities, swap agreements or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder (purchaser) of the option, in return for a premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to (in the case of a put option) the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The writer of an option (seller) on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.) An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options that a Fund may purchase or write may be traded on a national securities exchange and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby, reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying investment changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which case a Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying instrument owned by a Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. A Fund may also seek to offset a decline in the value of the underlying instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. A Fund also may buy put options at a time when it does not own the underlying instrument. By buying put options on an instrument it does not own, a Fund seeks to benefit from a decline in the market price of the underlying instrument. If a put option that a Fund bought were not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying instrument remains equal to or greater than the exercise price during the life of the put option, a Fund would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. A Fund may write options, including to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, a Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. A Fund may write “covered” call options, meaning that a Fund owns the underlying instrument that is subject to the call option or may write call options on instruments that it does not own.

When a Fund writes a call option, that Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying instrument rise in value. If the value of the underlying instrument rises above the exercise price of the call option, the instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, a Fund will sell the underlying instruments to the option buyer for less than its market value, and a Fund will experience a loss (which will be offset by the premium received by a Fund as the writer of such option). If a call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If the market price of the underlying instrument decreases, the call option will not be exercised and a Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying instrument at the time the option is written.

To the extent that a Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a put option, a Fund has a risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, a Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, a Fund will realize a gain in the amount of the premium received.

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient cash or liquid assets are segregated to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund also will segregate cash or liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Closing out options. As the writer of an option, if a Fund wants to terminate its obligation, that Fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation or counterparty (with respect to an OTC option) will cancel a Fund’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allows a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by a Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by a Fund.

OTC options. A Fund may buy and write (sell) both put and call OTC options. Like exchange traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying instrument at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While a Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can closeout that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which a Fund originally wrote the option. A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Additional Risks of options. A Fund’s options investments involve certain risks. There can be no assurance that a liquid secondary market on an exchange or in the OTC market will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund may have to exercise the options it purchased in order to realize any profit, perhaps taking or making delivery of the underlying instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, that Fund may be required to take delivery and would incur transaction costs upon the sale of the underlying instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying investments at the marked-to-market price during the term of the option. When trading options on foreign exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the manager is not successful in using options in managing a Fund’s investments, that Fund’s performance will be worse than if the manager did not employ such strategies.

High-Yield/High-Risk Bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the value of the securities so affected and a decline in the value of its shares. More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary. During an economic downturn or a period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the previous major U.S. economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of likely behavior of such investments during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

A Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly.

High-Yield Foreign Sovereign Debt Securities. Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Fund investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See “Foreign Securities.”) The ability and willingness of sovereign obligors in developing and emerging market countries or the foreign governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government’s policy toward the International Monetary Fund, the World Bank and other international agencies.

Liquidity Risk. Liquidity risk is the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund. Liquidity risk exists when a Fund reasonably expects that an investment cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund’s investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Further, price movements of securities during the rebalance period could also negatively affect performance.

Litigation. At any time, litigation may be instituted on a variety of grounds with respect to the issuer of a common stock held in a Fund’s portfolio. It is not possible to predict whether any litigation that has been or will be instituted, might have a material adverse effect on the Funds. Further, the Funds may be subject to litigation, and depending upon the nature of the litigation, the Funds may incur costs associated with the defense and/or settlement of any litigation.

Recent Market Events. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.

Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally, particularly in Europe. While entire markets have been affected, issuers that have exposure to the real estate, mortgage and credit markets have been particularly vulnerable. These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments.

The instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or affect the issuers of such instruments, in ways that are unforeseeable. Recent laws and regulations contain provisions limiting the way banks and their holding companies are able to pay dividends, purchase their own common stock and compensate officers. The Dodd-Frank Act established a Financial Services Oversight Council to facilitate information sharing and identify systemic risks. Additionally, the Dodd-Frank Act allows the Federal Deposit Insurance Corporation to "take over" a failing bank in situations when the overall stability of the financial system could be at risk. These regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets. Such legislation or regulation could limit or preclude a Fund's ability to achieve its investment objective.

Governments or their regulatory agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.

Following the financial crisis that began in 2007, the Federal Reserve attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate low. More recently, the Federal Reserve has terminated certain of its market support activities and began raising interest rates. The withdrawal of this support could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities. Additionally, with continued economic recovery and the cessation of certain market support activities, the Funds may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. These policy changes may reduce liquidity for certain of the Funds’ investments, causing the value of the Funds’ investments and share price to decline. To the extent a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

Continuing uncertainty as to the status of the Euro and the European Monetary Union (“EMU”) and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU could have significant adverse effects on currency and financial markets, and on the values of a Fund’s portfolio investments. In June 2016, the United Kingdom approved a referendum to leave the European Union (“EU”) (“Brexit”).

On March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there was an eleven-month transition period, ending December 31, 2020, during which the United Kingdom negotiated its future relationship with the EU. On January 1, 2021, the EU UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU, provisionally went into effect. The UK Parliament has already ratified the agreement, but the agreement will continue to be applied provisionally until it is formally ratified by the EU Parliament. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the EU may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the EU. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.

As a result of political and military actions undertaken by Russia, the U.S. and the EU have instituted sanctions against certain Russian officials and companies. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian securities. Such actions could result in a freeze of Russian securities, impairing the ability of a fund to buy, sell, receive, or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets, and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could have an adverse/recessionary effect on Russia’s economy. All of these factors could have a negative effect on the performance of funds that have significant exposure to Russia.

The COVID-19 pandemic and efforts to contain its spread have negatively affected, and are likely to continue to negatively affect, the global economy, the economies of the United States and other individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic has resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and economic downturns and recessions, and these effects may continue for an extended period of time and may increase in severity over time. In addition, actions taken by government and quasi-governmental authorities and regulators throughout the world in response to the COVID-19 pandemic, including significant fiscal and monetary policy changes, may affect the value, volatility, and liquidity of some securities and other assets. Given the significant uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict its potential impacts on a Fund's investments. The effects of the COVID-19 pandemic also are likely to exacerbate other risks that apply to a Fund, including the risks disclosed in this SAI, which could negatively impact the Fund's performance and lead to losses on your investment in the Fund.

While the extreme volatility and disruption that U.S. and global markets experienced for an extended period of time beginning in 2007 and 2008 had, until the recent coronavirus outbreak, generally subsided, uncertainty and periods of volatility still remained, and risks to a robust resumption of growth persisted. Federal Reserve policy, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower a Fund’s performance or impair a Fund’s ability to achieve its investment objective.

In addition, policy and legislative changes in the U.S. and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Widespread disease and virus epidemics, such as the recent coronavirus outbreak, could likewise be highly disruptive, adversely affecting industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments.

Market Disruption, Geopolitical Risk, and Natural and Environmental Disasters. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

Trading Cost and Rebalance Risk. Due to certain of the investment strategies of the Fund, a Fund’s entire portfolio may be repositioned or rebalanced on or around the Stock Selection Date. A Fund’s rebalance of its portfolio may lead to higher transactional costs because the Fund could be trading large volumes in a particular security during a short trading period. In addition, a Fund may pay a higher price for a security, or receive a lesser price for a security it sells due to the timing of the Stock Selection Date. As part of the rebalance process, a Fund may incur significant trading costs and commissions, which could negatively affect performance. The Funds may not be able to effectively transact in certain securities during the rebalance period, which could also negatively affect performance.

Fund Mergers, Sub-Adviser Changes, and Transition Managers. When there is a change in sub-advisers, a merger of a Fund, and/or a re-balance of investments in the “Underlying Funds” of a “Fund of Fund,” the Adviser and Sub-Adviser(s) may use the services of a “transition manager” to facilitate the purchase or sale of a Fund’s portfolio holdings. A transition manager is used to help reduce the transaction costs associated with the purchase and sale of a Fund’s portfolio holdings in connection with a transition, merger, and/or re-balance. A transition manager may use cross-trades among Funds, whereby, one Fund sells portfolio securities to another Fund. Such cross-trades are conducted pursuant to Rule 17a-7 under the 1940 Act, and the Fund’s Rule 17a-7 Procedures. The transition manager may also facilitate brokerage transactions for a Fund during the course of a sub-adviser transition or merger of a Fund. Transitions, mergers, and re-balances may result in substantial inflows and outflows of monies in the Funds. During transitions, mergers, and/or re-balances, the Funds may invest in futures, forwards, and other derivatives instruments to provide market exposure to the Funds’ cash positions. During transitions, a Fund may also invest in ETFs, cash, money market instruments, and other short-term investment instruments. Before and after a transition, merger, and/or re-balance, a Fund may not fully comply with its investment restrictions. Fund of Fund allocation changes, as well as, changes in sub-advisers and investment personnel, re-balances, and reorganizations of Funds may result in the purchase and sale of the Funds’ portfolio securities, which may increase trading costs and portfolio turnover. Furthermore, Funds of Funds may allocate outside of the current investment strategy in advance of the transition, merger, and/or re-balance to minimize the impact of outflows on the Underlying Funds. Allocating outside the current investment strategy may cause the Funds of Funds to exceed investment limitations. Transitions, re-balances, and mergers may also result in higher brokerage commission costs. There can be no guarantees the Funds will experience improved securities allocations during a transition. The Funds may receive poor brokerage execution through the use of a transition manager and the Funds could lose money.

Sector Funds.

JNL/Mellon Communication Services Sector Fund. An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the communications industry in general.

The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the common stocks in which the Fund may invest depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on an issuer’s operating results. Furthermore, there can be no assurance that the issuer will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government may continue to deregulate the communications industry, promoting vigorous economic competition and resulting in rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the stocks held by the Fund. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Fund’s portfolio are engaged in fierce competition for a share of the market for their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers’ technology.

JNL/Mellon Consumer Discretionary Sector Fund. An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the consumer goods industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer goods will be affected by the economic health of consumers, including available disposable household incomes. A weak economy with its consequent effect on consumer spending could have an adverse effect on consumer goods companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

JNL/Mellon Consumer Staples Sector Fund. An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the consumer staples sector in general. The consumer staples sector currently consists of companies representing food and staples retailing, food, beverage, and tobacco companies, and household and personal products companies.

Companies in the consumer staples sector may be adversely affected by changes in general economic conditions, commodity production and pricing, consumer confidence and spending, interest rates, product cycles, marketing, demographics, consumer preferences and production spending. Other risks include changes related to global economic, environmental and political events and the depletion of resources. Companies in the consumer staples sector may also be negatively impacted by government regulations affecting their products. For instance, government regulations may affect the permissibility of using various food additives and the production methods of companies that make food products, which could affect company profitability. In addition, certain companies may be adversely affected by new laws, regulations, and litigation. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.

JNL/Mellon Energy Sector Fund. An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the energy industry in general.

The Energy Sector Fund invests in common stock of companies involved in the energy industry. The business activities of companies whose stocks are held in this Fund may include: production, generation, transmission, marketing, control, or measurement of energy or energy fuels; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field are also considered for this Fund.

The securities of companies in the energy field are subject to changes in value and dividend yield that depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the common stocks held in this Fund may be subject to rapid price volatility. It is not possible to predict what impact the foregoing factors will have on the common stocks held in this Fund.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in domestic environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries (“OPEC”) and highly uncertain and potentially more volatile oil prices. The possibility of war in the Middle East also may affect the cost and supply of oil and oil-related products. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. During the Persian Gulf crisis, surplus capacity in Saudi Arabia and other oil-rich countries prevented and continues to prevent, severe market disruptions. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the Persian Gulf crisis, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices. The pressure to deviate from mandatory quotas, if they are re-imposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production likely will lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns also will pose serious challenges to the industry over the coming decade. Refiners likely will be required to make heavy capital investments and major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damages. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil fuel use in general.

In addition, any future scientific advances concerning new sources of alternative energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in this Fund.

JNL/Mellon Financial Sector Fund. An investment in this Fund should be made with an understanding of the problems and risks inherent in the banking and financial services sector in general.

Banks, thrifts and their holding companies are actively subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets, in commercial and residential real estate loans or any particular segment or industry; and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Banks and thrifts traditionally receive a significant portion of their revenues from consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsides, this revenue will diminish. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate.

Difficulties in the mortgage and broader credit markets have resulted in decreases in the availability of funds. Financial performance of many banks and thrifts, especially in securities collateralized by mortgage loans, has deteriorated.

Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the FDIC, can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

In light of credit market difficulties that occurred during the financial crisis of 2007-2008, the U.S. Government enacted the Dodd-Frank Wall Street Reform and Consumer Protection Act in 2010, which provides for broad regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies and mortgage lending. More recently, in response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and their financial markets, including reducing interest rates to record-low levels. The withdrawal of support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act of 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991, the Riegle-Neal Interstate Banking and Branching Efficiency Act of 1994 and the regulations promulgated under these laws. Their impact on the business, financial condition and prospects of the issuers of the common stock in the Fund’s portfolio cannot be predicted with certainty. In 1999, the Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation has resulted in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been successful through promulgation of regulations and legislation to liberalize interstate banking has been signed into law. Under the legislation, banks are able to purchase or establish subsidiary banks in any state. Since mid-1997, banks have been allowed to turn existing banks into branches, thus leading to continued consolidation.

The SEC and the Financial Accounting Standards Board (“FASB”) require the expanded use of market value accounting by banks and have imposed rules requiring mark-to-market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Recently, Accounting Standards Codification 820, “Fair Value Measurements,” changed the requirements of mark-to-market accounting and determining fair value when the volume and level of activity for the asset or liability has significantly decreased. These changes and other potential changes in financial accounting rules and valuation techniques may have a significant impact on the banking and financial services industries in terms of accurately pricing assets or liabilities.

The Federal Bank Holding Company Act of 1956 (“BHC Act”) generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 25% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining FRB approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies in which the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. It is not possible to make any prediction as to the effect, if any, such laws will have on the issuers of common stocks held by the Fund or whether such approvals, if necessary, will be obtained.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally. Earnings and share prices of companies in this industry are volatile and often exceed the volatility levels of the market as a whole. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as on the stock prices, of these companies. Negative economic events in the credit markets have led some firms to declare bankruptcy, forced short-notice sales to competing firms, or required government intervention by the FDIC or through an infusion of Troubled Asset Relief Program funds. Consolidation in the industry and the volatility in the stock market have negatively impacted investors.

Additionally, government intervention has required many financial institutions to become bank holding companies under the BHC Act. Under the system of functional regulation established under the BHC Act, the FRB supervises bank holding companies as an umbrella regulator. The BHC Act and regulations generally restrict bank holding companies from engaging in business activities other than the business of banking and certain closely related activities. The FRB and FDIC have also issued substantial risk-based and leverage capital guidelines applicable to U.S. banking organizations. The guidelines define a three-tier framework, requiring depository institutions to maintain certain leverage ratios depending on the type of assets held. If any depository institution controlled by a financial or bank holding company ceases to meet capital or management standards, the FRB may impose corrective capital and/or managerial requirements on the company and place limitations on its ability to conduct broader financial activities. Furthermore, proposed legislation will allow the Treasury and the FDIC to create a resolution regime to “take over” bank and financial holding companies. The “taking over” would be based on whether the firm is in default or in danger of defaulting and whether such a default would have a serious adverse effect on the financial system or the economy. This mechanism would only be used by the government in exceptional circumstances to mitigate these effects. This type of intervention has unknown risks and costs associated with it, which may cause unforeseeable harm in the industry.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multi-line insurance companies. Interest rate levels, general economic conditions and price and marketing competition affect insurance company profits. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses resulting from many things, including acts of terrorism, which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies’ subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company’s investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and (viii) the uncertainty involved in estimating the availability of reinsurance and the collectability of reinsurance recoverables; and (ix) proposed legislation that would establish the Office of National Insurance within the Treasury. This proposed federal agency would gather information, develop expertise, negotiate international agreements, and coordinate policy in the insurance sector. This enhanced oversight into the insurance industry may pose unknown risks to the sector as a whole.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulations. It is difficult to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations could cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 (“Superfund”) and comparable state statutes (“mini-Superfund”) govern the clean-up and restoration by “Potentially Responsible Parties” (“PRPs”). Superfund and the mini-Superfunds establish a mechanism to pay for clean-up of waste sites if PRPs fail to do so, and to assign liability to PRPs. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. The Superfund Amendments and Reauthorization Act (“SARA”) amended Superfund on October 17, 1986. SARA reflected the Environmental Protection Agency’s experience in administering the complex Superfund program during its first six years and made several important changes. Among other things, SARA required Superfund actions to consider the standards and requirements found in other state and federal environmental laws and regulations; provided new enforcement authorities and settlement tools; increased state involvement in every phase of the Superfund program; and increased the size of the trust fund to $8.5 billion. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Major determinants of future earnings of companies in the financial services sector are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the securities included in the Fund will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Negative developments relating to the subprime mortgage market may adversely affect credit and capital markets worldwide and may reduce the willingness of lenders to extend credit, thus making borrowing on favorable terms more difficult. In addition, the liquidity of certain debt instruments may be reduced or eliminated due to lack of available market makers.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial- services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

JNL/Mellon Healthcare Sector Fund. An investment in this Fund should be made with an understanding of the characteristics of the pharmaceutical and healthcare industries and the risks that such investment may entail.

Pharmaceutical and healthcare companies include companies involved in drug development and production services, biotechnology, and advanced medical devices and instruments. Such companies are subject to governmental regulation of their products and services, a factor that could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products and services, generic drug sales, the termination of their patent protection for drug or medical supplies products and the risk that technological advances will render their products or services obsolete. The research and development costs of bringing a drug or other medical product to market are substantial and include lengthy government review processes, with no guarantee that the product will ever come to market. Such companies may also have persistent losses during a new product’s transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including, among others, demand for services, the ability of the facility to provide the services required, physicians’ confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third-party payor programs.

As the population of the United States ages, the companies involved in the pharmaceutical field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distribution of drugs, vaccines, medical products and services. These activities may make the pharmaceutical and healthcare sectors very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Fund’s objectives will be met.

Legislative proposals concerning healthcare are considered from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of prepaid healthcare plans. The Patient Protection and Affordable Care Act of 2010 (“PPACA”) is a broad-reaching piece of legislation, which includes changes to the coverage and reimbursement of drug products under government health care programs, the largest payor of health care services in the United States. The primary goal of the PPACA is to broaden insurance coverage for the uninsured population by expanding Medicaid coverage, creating health insurance exchanges and mandating that uninsured individuals purchase health insurance. There are ongoing federal legislative and administrative efforts to repeal, substantially modify or invalidate some or all of the provisions of the PPACA, which could impact health care coverage and revenues for health care items and services. Further, there has been considerable public and government scrutiny in the U.S. around pharmaceutical pricing and proposals to address the perceived high cost of pharmaceuticals. Adoption of new legislation at the federal or state level could affect demand for, or pricing of, drug products. It is also possible that additional governmental action will be taken in response to the COVID-19 pandemic. The Fund cannot predict the ultimate content, timing or effect of any federal and state reform efforts and there is no assurance that federal or state health care reform will not adversely affect future financial results.

JNL/Mellon Industrials Sector Fund. An investment in this Fund should be made with an understanding of the characteristics of the industrials sector in general and the risks such an investment may entail.

Companies in the industrials sector may be affected by general economic conditions, commodity production and pricing, supply and demand fluctuations, environmental and other government regulations, geopolitical events, interest rates, insurance costs, technological developments, liabilities arising from governmental or civil actions, labor relations, import controls and government spending. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector.

The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. For example, aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control government budgets. Transportation stocks, a component of the industrials sector, are cyclical and can be significantly affected by economic changes, fuel prices, labor relations and insurance costs. Transportation companies may also be subject to government regulation and oversight, which may adversely affect their businesses. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.

JNL/Mellon Information Technology Sector Fund. An investment in this Fund should be made with an understanding of the characteristics of the technology industry and the risks such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking, communications equipment, Internet access, information providers, semiconductors and semiconductor equipment, and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the common stocks in which the Fund may invest depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on an issuer’s operating results. Furthermore, there can be no assurance that the issuers of the common stock in which the Fund may invest will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stocks of issuers in the technology sector, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the common stocks in which the Fund invests.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost-effective manner. Accordingly, an issuer’s operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of common stock will obtain orders of similar magnitude such as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of common stock owned by the Fund.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the common stocks in which the Fund may invest to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers’ technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the common stock in which the Fund may invest.

The semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slow down in Asian demand and a shift in retail personal computer sales toward the low end, or “sub-$1000” segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-price personal computers.

JNL/Mellon Materials Sector Fund. An investment in this Fund should be made with an understanding of the characteristics of the materials sector and the risks that such investment may entail.

Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, import controls, increased competition, depletion of resources, technical progress, labor relations, government regulations, and mandated expenditures for safety and pollution control, among other factors. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

JNL/Mellon Real Estate Sector Fund. An investment in this Fund should be made with an understanding of the characteristics of the real estate sector and the risks that such investment may entail.

An investment in securities of real estate companies may be susceptible to adverse economic or regulatory occurrences affecting the real estate sector. An investment in real estate companies, while not an investment in real estate directly, involves risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; changes in interest rates; financial condition of tenants, buyers and sellers of real estate; and quality of maintenance, insurance and management services.

An economic downturn could have a material adverse effect on the real estate markets and on real estate companies.

Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., the Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.

The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, certain real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

JNL/Mellon Utilities Sector Fund. An investment in this Fund should be made with an understanding of the characteristics of the utilities sector and the risks that such investment may entail.

Companies in the utilities sector may be affected by general economic conditions, supply and demand, financing and operating costs, rate caps, interest rates, liabilities arising from governmental or civil actions, consumer confidence and spending, competition, technological progress, energy prices, resource conservation and depletion, environmental regulations, changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural and man-made disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits.

There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund’s portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. There is no assurance that regulatory authorities will, in the future, grant rate increases. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

Certain utility companies have experienced full or partial deregulation in recent years. Deregulation can eliminate restrictions on the profits of certain utility companies, but can simultaneously expose these companies to an increased risk of loss. Deregulation may subject utility companies to increased competition and can negatively affect their profitability as it permits utility companies to diversify outside of their original geographic regions and customary lines of business, causing them to engage in riskier ventures.

NON-FUNDAMENTAL POLICIES AND RISKS APPLICABLE TO THE AFIS MASTER FUNDS AND JNL/American Funds FEEDER FUNDS

The investment objective and principal investment strategies for each JNL/American Funds Feeder Fund, and its corresponding Master Fund, are discussed in the Feeder Funds’ prospectuses. A further description of certain investment strategies used by the AFIS Master Funds is set forth below. Because each Feeder Fund does not invest directly in securities, but rather invests directly in its corresponding Master Fund, each Feeder Fund is subject to the risks described below indirectly through its investment in the Master Fund, which invests directly in securities. Note, however, that in the event that the Board determines that it is in the best interests of a Feeder Fund to withdraw its entire investment in a Master Fund and instead allow JNAM to direct the investment/reinvestment of the Feeder Fund’s assets directly in securities, then the Feeder Fund would directly utilize the following investment instruments and techniques and would be subject to the related risks, as applicable. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectuses of the JNL/American Funds Feeder Funds and in this SAI of a particular investment practice or technique in which the respective corresponding Master Funds may engage or a financial instrument which the respective corresponding Master Funds may purchase are meant to describe the spectrum of investments that the respective corresponding Master Fund’s adviser, in its discretion, might, but is not required to, use in managing a Master Fund’s portfolio assets in accordance with the respective corresponding Master Fund’s investment objective, policies, and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

AFIS MASTER FUNDS

New Fund Risks. Although the AFIS Master Funds have been in existence and thus have an operating history, the JNL/American Funds Feeder Funds have limited operating history, which may result in additional risk. There can be no assurance that each JNL/American Funds Feeder Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate or otherwise alter a JNL/American Funds Feeder Fund. While shareholder interests will be the paramount consideration, the timing of any action may not be favorable to certain individual shareholders.

Securities lending activities. Certain AFIS Master Funds may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the AFIS Master Fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the AFIS Master Fund will not have the right to vote on securities while they are on loan, the AFIS Master Fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The AFIS Master Fund has delegated the decision to lend portfolio securities to CRMC. CRMC also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event CRMC deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the AFIS Master Fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the AFIS Master Fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The AFIS Master Fund will make loans only to parties deemed by CRMC to be in good standing and when, in CRMC’s judgment, the income earned would justify the risks.

Citibank, N.A. (“Citibank”) serves as securities lending agent for the AFIS Master Funds that may lend portfolio securities. As the securities lending agent, Citibank administers each such AFIS Master Fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the AFIS Master Fund and Citibank. Under the terms of the agreement, Citibank is responsible for making available to approved borrowers securities from the AFIS Master Fund portfolio. Citibank is also responsible for the administration and management of the AFIS Master Fund securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the AFIS Master Fund in accordance with the fund's instructions or at loan termination. As compensation for its services, Citibank receives a portion of the amount earned by the AFIS Master Fund for lending securities.

The following table sets forth, for the AFIS Master Fund’s most recently completed fiscal year, the AFIS Master Fund’s dollar amount of income and fees and/or other compensation related to its securities lending activities. Net income from securities lending activities may differ from the amount reported in the AFIS Master Fund’s annual report, which reflects estimated accruals.

AFIS Global Growth Master Fund

Gross income from securities lending activities	$185,029
Fees paid to securities lending agent from a revenue split	10,229
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	16
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	10,245
Net income from securities lending activities	174,784

AFIS Global Small Capitalization Master Fund

Gross income from securities lending activities	$4,226,587
Fees paid to securities lending agent from a revenue split	207,851
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	66,072
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	273,923
Net income from securities lending activities	3,952,664

AFIS Growth Master Fund

Gross income from securities lending activities	$39,138
Fees paid to securities lending agent from a revenue split	1,959
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	0
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	959
Net income from securities lending activities	37,179

AFIS New World Master Fund

Gross income from securities lending activities	$142,322
Fees paid to securities lending agent from a revenue split	8,348
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	1,878
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	10,226
Net income from securities lending activities	132,096

AFIS Asset Allocation Master Fund

Gross income from securities lending activities	$751,058
Fees paid to securities lending agent from a revenue split	36,330
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	24,539
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	60,869
Net income from securities lending activities	690,189

AFIS International Master Fund

Gross income from securities lending activities	$186,737
Fees paid to securities lending agent from a revenue split	9,705
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	2,303
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	12,008
Net income from securities lending activities	174,729

AFIS Washington Mutual Investors Master Fund

Gross income from securities lending activities	$5,442
Fees paid to securities lending agent from a revenue split	272
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	0
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	272
Net income from securities lending activities	5,170

AFIS Growth-Income Master Fund

Gross income from securities lending activities	$644,221
Fees paid to securities lending agent from a revenue split	32,221
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	1
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	32,222
Net income from securities lending activities	611,999

AFIS Capital Income Builder Master Fund

Gross income from securities lending activities	$40,749
Fees paid to securities lending agent from a revenue split	2,085
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	21
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	2,106
Net income from securities lending activities	38,643

Market Conditions. The value of, and the income generated by, the securities in which an AFIS Master Fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause an AFIS Master Fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. An AFIS Master Fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of an AFIS Master Fund’s investments and operation of an AFIS Master Fund. These events could disrupt businesses that are integral to an AFIS Master Fund’s operations or impair the ability of employees of the AFIS Master Funds’ service providers to perform essential tasks on behalf of an AFIS Master Fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions may result in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Cybersecurity Risks. With the increased use of technologies such as the Internet to conduct business, the series has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to digital information systems, networks or devices used directly or indirectly by the AFIS Master Funds or its service providers through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the AFIS Master Fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the AFIS Master Fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the AFIS Master Fund’s network services unavailable to AFIS Master Fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the AFIS Master Fund to lose proprietary information, suffer data corruption or lose operational capacity or may result in unauthorized release or other misuse of confidential information. These, in turn, could cause the AFIS Master Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the AFIS Master Fund and CRMC have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the AFIS Master Fund’s third-party service providers (including, but not limited to, the AFIS Master Fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the AFIS Master Fund, potentially resulting in financial losses, the inability of AFIS Master Fund shareholders to transact business with the AFIS Master Fund and of the AFIS Master Fund to process transactions, the inability of the AFIS Master Fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The series and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the series will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the series’ third-party service providers in the future, particularly as the series cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the AFIS Master Fund invests, which may cause the AFIS Master Fund’s investments in such issuers to lose value.

Equity Securities. Certain AFIS Master Funds are eligible to invest in equity securities.

Equity securities represent an ownership position in a company. Equity securities held by the AFIS Master Funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the AFIS Master Funds’ ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the AFIS Master Funds may involve large price swings and potential for loss. To the extent the AFIS Master Funds invest in income-oriented, equity-type securities, income provided by the AFIS Master Funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the AFIS Master Funds invest.

Debt Instruments. Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly developing countries, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

- Sensitivity to Interest Rate and Economic Changes - Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. Governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the AFIS Master Funds’ portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

- Payment Expectations - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the AFIS Master Funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the AFIS Master Funds may incur losses or expenses in seeking recovery of amounts owed to them.

- Liquidity and Valuation - There may be little trading in the secondary market for particular debt securities, which may affect adversely the AFIS Master Funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

CRMC attempts to reduce the risks described above through diversification of the AFIS Master Funds’ portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. CRMC considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See Appendix A for more information about credit ratings.

Securities With Equity And Debt Characteristics. The AFIS Master Funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa.

Preferred Stock - Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible Securities - A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by an AFIS Master Fund is called for redemption or conversion, the AFIS Master Fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations.

Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid Securities - A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in Smaller Capitalization Stocks. Certain AFIS Master Funds may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Master Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The AFIS Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the AFIS Master Funds’ investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in Private Companies. Certain AFIS Master Funds may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the AFIS Master Funds from selling their company shares for a period of time following the public offering. Investments in private companies can offer the AFIS Master Funds significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing Outside the U.S. The AFIS Master Funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar.

Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the AFIS Master Funds invest in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the AFIS Master Funds. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the AFIS Master Funds’ investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the AFIS Master Funds will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in Emerging Markets. Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic, and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the AFIS Master Fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the AFIS Master Fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the AFIS Master Fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating business. Because the contractual arrangements do not in fact bestow the AFIS Master Fund with actual equity ownership in the operating company, these investment structures may limit the AFIS Master Fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating business may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the AFIS Master Fund’s economic interests in the underlying operating business and its rights as an investor may not be recognized, resulting in a loss to the AFIS Master Fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the AFIS Master Funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the AFIS Master Fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, CRMC generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

- Currency Fluctuations – Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the AFIS Master Funds’ emerging markets securities holdings would generally depreciate and vice versa. Further, the AFIS Master Fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

- Government Regulation – Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the AFIS Master Funds will only invest in markets where these restrictions are considered acceptable by CRMC, a country could impose new or additional repatriation restrictions after the AFIS Master Funds’ investment. If this happened, the AFIS Master Funds’ response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the AFIS Master Funds’ liquidity needs and other factors. Further, some attractive equity securities may not be available to the AFIS Master Funds if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the AFIS Master Fund’s investments.

- Fluctuations in inflation rates – Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

- Less Developed Securities Markets - Emerging markets may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

- Settlement Risks - Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the AFIS Master Funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the AFIS Master Funds to suffer a loss. The AFIS Master Funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the AFIS Master Funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the AFIS Master Funds.

- Limited Market Information – The AFIS Master Funds may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. Due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”) may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain developing countries that audit U.S. reporting companies with operations in those countries. As a result, there is greater risk that financial records and information relating to an issuer’s operations in developing countries will be incomplete or misleading, which may negatively impact the AFIS Master Fund’s investments in such company. When faced with limited market information, CRMC will seek alternative sources of information, and to the extent CRMC is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the AFIS Master Funds will not invest in such market or security.

- Taxation – Taxation of dividends, interest and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the AFIS Master Funds could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

- Fraudulent Securities - Securities purchased by the AFIS Master Funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the AFIS Master Funds.

- Remedies – Developing countries may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the AFIS Master Fund and its shareholders. In addition, as a matter of law or practicality, the AFIS Master Fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Investing through Stock Connect. The AFIS Master Funds may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the AFIS Master Funds’ rights with respect to the securities. For example, a stock may be recalled from the scope of eligible SSE Securities or SZSE Securities for trading via Stock Connect for various reasons, and in such event the stock can only be sold but is restricted from being bought. In such event, the investment adviser’s ability to implement the AFIS Master Fund’s investment strategies may be adversely affected. As Stock Connect is still relatively new, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures and there are no assurances that the necessary systems to run the program will function properly.

In addition, Stock Connect is subject to aggregate and daily quota limitations on purchases and permitted price fluctuations. As a result, the AFIS Master Fund may experience delays in transacting via Stock Connect and there can be no assurance that a liquid market on the Exchanges will exist. Since Stock Connect only operates on days when both the Chinese and Hong Kong markets are open for trading, and banking services are available in both markets on the corresponding settlement days, the AFIS Master Fund’s ownership interest in securities traded through Stock Connect may not be reflected directly and the AFIS Master Fund may be subject to the risk of price fluctuations in China A-shares when Stock Connect is not open to trading. Changes in Chinese tax rules may also adversely affect the AFIS Master Fund’s performance. The AFIS Master Fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Synthetic local access instruments. Participation notes, market access warrants and other similar structured investment vehicles (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets, where direct ownership by foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investment in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular, the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.

Currency Transactions. Certain AFIS Master Funds may enter into currency transactions on a spot (i.e. cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, certain AFIS Master Funds may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the AFIS Master Fund will typically involve the purchase or sale of a currency against the U.S. dollar, the AFIS Master Fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent an AFIS Master Fund from entering into foreign currency transactions, force the AFIS Master Fund to exit such transactions at an unfavorable time or price or result in penalties to the AFIS Master Fund, any of which may result in losses to the AFIS Master Fund.

Generally, an AFIS Master Fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the AFIS Master Fund’s commitment increases because of changes in exchange rates, the AFIS Master Fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The AFIS Master Fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the Master Fund’s adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the AFIS Master Fund’s exposure to currency exchange rates and could result in losses to the AFIS Master Fund if currencies do not perform as expected by the AFIS Master Fund’s investment adviser. For example, if the AFIS Master Fund’s investment adviser increases an AFIS Master Fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the AFIS Master Fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section in this section for a general description of investment techniques and risks relating to derivatives, including certain currency forwards.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause an AFIS Master Fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The AFIS Master Fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character or timing of income, gain, or loss recognized by the AFIS Master Fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the market to market provisions of the Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the AFIS Master Fund.

Indirect Exposure to Cryptocurrencies. Although the AFIS Master Fund has no current intention of directly investing in cryptocurrencies, some issuers have begun to accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets or invest in cryptocurrencies, and certain funds may invest in securities of such issuers. Certain funds may also invest in securities of issuers which provide cryptocurrency-related services. Cryptocurrencies, which are an emerging asset class, are digital assets designed to act as a medium of exchange. There are thousands of cryptocurrencies, including bitcoin.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation, or other identified body. Rather, the value of a cryptocurrency is determined by the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Such trading market is unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. An issuer that owns cryptocurrencies may experience custody issues, and may lose its cryptocurrency holdings through theft, hacking, and technical glitches in the applicable blockchain. Certain funds may experience losses as a result of its ownership of the decline in value of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage or and or value of, other cryptocurrencies.

Forward Commitment, When-Issued and Delayed Delivery Transactions. AFIS Master Funds may enter into commitments to purchase or sell securities at a future date. When the AFIS Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, The AFIS Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

AFIS Master Funds may enter into roll transactions, such as a mortgage dollar roll where the AFIS Master Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the AFIS Master Fund forgoes principal and interest paid on the mortgage-backed securities. The AFIS Master Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The AFIS Master Fund could suffer a loss if the contracting party fails to perform the future transaction and the AFIS Master Fund is therefore unable to buy back the mortgage-backed securities it initially sold. The AFIS Master Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which increase the AFIS Master Fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The AFIS Master Fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent The AFIS Master Fund’s aggregate commitments in connection with these transactions exceed its segregated assets, The AFIS Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of The AFIS Master Fund’s portfolio securities decline while The AFIS Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The AFIS Master Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, The AFIS Master Fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, The AFIS Master Fund may sell such securities.

Repurchase Agreements. The AFIS Master Funds may enter into repurchase agreements, or “repos”, under which the AFIS Master Funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the AFIS Master Fund that is collateralized by the security purchased. Repos permit the AFIS Master Funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the AFIS Master Funds’ custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, the underlying fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions. The AFIS Master Funds will only enter into repos involving securities of the type (excluding any maturity limitations) in which they could otherwise invest. If the seller under the repo defaults, the AFIS Master Funds may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the AFIS Master Funds may be delayed or limited.

Obligations backed by the “full faith and credit” of the U.S. Government. U.S. Government obligations include the following types of securities:

– U.S. Treasury Securities - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

– Federal Agency Securities - The securities of certain U.S. Government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Such agencies and entities include, but are not limited to, The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other Federal Agency Obligations. Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. Government. These obligations include securities issued by certain U.S. Government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency ("FHFA"). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the AFIS Master Funds were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the AFIS Master Funds’ only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-Through Securities. The AFIS Master Funds may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of collateral securing the obligations and the class of the instrument in which the AFIS Master Fund invests. These securities include:

- Mortgage-Backed Securities - These securities may be issued by U.S. Government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. Government agencies may be guaranteed by the full faith and credit of the U.S. Government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. Government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

- Adjustable Rate Mortgage-Backed Securities - Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the AFIS Master Funds to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the AFIS Master Funds can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the AFIS Master Funds, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

- Collateralized Mortgage Obligations (CMOs) - CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. Government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

- Commercial Mortgage-Backed Securities - These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

- Asset-Backed Securities - These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

- Collateralized Bond Obligations (CBOs) and Collateralized Loan Obligations (CLOs) - A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and Rights. Warrants and rights may be acquired by the AFIS Master Funds in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary Receipts. Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Certain AFIS Master Funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Inflation-Linked Bonds. The AFIS Master Funds may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers ("CPURNSA"). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (TIPS), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond, this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. Government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the AFIS Master Funds may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the AFIS Master Funds to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real Estate Investment Trusts. Real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable favorable tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and Floating Rate Obligations. The interest rates payable on certain securities and other instruments in which certain of the AFIS Master Funds may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

The London Interbank Offered Rate (“LIBOR”) is one of the most widely used interest rate benchmarks and is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On July 27, 2017, the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. As a result, post-2021, LIBOR may no longer be available or may no longer be deemed an appropriate reference rate upon which to determine the interest rate on certain loans, bonds, derivatives and other instruments in the fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This, in turn, may affect the value or return on certain of the fund’s investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. Relatedly, there are outstanding contracts governing bonds and other instruments which reference LIBOR that are due to mature beyond the end of 2021. These “legacy contracts” will need to be transitioned to an alternative reference rate, and a failure to do so may adversely impact the security (for example, under existing contract language the instrument could fall back to a fixed rate or have no fallback rate) and create contractual uncertainty, as well as market and litigation risk. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., Euribor) and other indices, rates and values that may be used as “benchmarks” and are the subject of recent regulatory reform.

Cash and Cash Equivalents. The AFIS Master Funds may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. Government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Washington Mutual Investors Fund and its Investment Policies. The Washington Mutual Investors Master Fund has an Eligible List of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. Numerous criteria govern which securities may be included on the fund’s Eligible List. Currently, those criteria include, for example: (a) a security shall be listed on the New York Stock Exchange ("NYSE") or meet the financial listing requirements of the NYSE (the applicable listing requirements are set forth in Section 1 of the Listed Company Manual of the NYSE); (b) most companies must have fully earned their dividends in at least four of the past five years (with the exception of certain banking institutions) and paid a dividend in at least eight of the past ten years; (c) issuing companies must meet both initial and ongoing market capitalization requirements; (d) the ratio of current assets to liabilities for most individual companies must be at least 1.5 to 1, or their bonds must be rated at least investment grade by Standard & Poor’s Ratings Services; and (e) companies must not derive the majority of their revenues from alcohol or tobacco products. The investment adviser generates and maintains the Eligible List and selects the fund’s investments exclusively from the issuers on the Eligible List.

Although the fund generally invests in U.S. companies, the AFIS Master Fund may invest up to 10% of its assets in securities of certain companies domiciled outside the United States. The AFIS Master Fund may also hold securities of companies domiciled outside the U.S. when such companies have merged with or otherwise acquired a company in which the AFIS Master Fund held shares at the time of the merger.

It is believed that in applying the above disciplines and procedures, the fund makes available to pension and profit-sharing trustees and other fiduciaries a prudent stock investment and a continuity of investment quality which it has always been the policy of the fund to provide. However, fiduciary investment responsibility and the Prudent Investor Rule, pursuant to which a fiduciary is generally required to invest and manage trust assets as a prudent investor would, involve a mixed question of law and fact which cannot be conclusively determined in advance. Moreover, recent changes to the Prudent Investor Rule in some jurisdictions speak to an allocation of funds among a variety of investments. Therefore, each fiduciary should examine the common stock portfolio of the AFIS Master Fund to see that it, along with other investments, meets the requirements of the specific trust.

Commercial Paper. The AFIS Master Funds may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the AFIS Master Funds may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by an AFIS Master Funds. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the AFIS Master Funds’ board of trustees.

Restricted or Illiquid Securities. The AFIS Master Funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the AFIS Master Funds or cause them to incur additional administrative costs.

Some AFIS Master Funds’ holdings (including some restricted securities) may be deemed illiquid if the AFIS Master Fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the CRMC under a liquidity risk management program adopted by the AFIS Master Funds’ board and administered by CRMC. The AFIS Master Funds may incur significant additional costs in disposing of illiquid securities.

Loan Assignments and Participations. The AFIS Master Funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the AFIS Master Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the AFIS Master Fund is committed to advance additional funds, the AFIS Master Fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the AFIS Master Fund’s only recourse will be against the collateral securing the DIP financing.

CRMC generally makes investment decisions based on publicly available information but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. CRMC generally chooses not to receive this information. As a result, CRMC may be at a disadvantage compared to other investors that may receive such information.

CRMC’s decision not to receive material, non-public information may impact CRMC’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, CRMC may on a case-by-case basis decide to receive such information when it deems prudent. In these situations CRMC may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The AFIS Master Funds normally acquire loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the AFIS Master Funds purchase assignments they acquire direct contractual rights against the borrower on the loan. The AFIS Master Funds acquire the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by an AFIS Master Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the AFIS Master Fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The AFIS Master Funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the AFIS Master Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the AFIS Master Funds may not directly benefit from any collateral supporting the loan in which they have purchased the participation and the AFIS Master Funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the AFIS Master Funds will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, an AFIS Master Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. CRMC expects that most loan assignments and participations purchased for the AFIS Master Fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for CRMC to sell the AFIS Master Fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the AFIS Master Funds could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the AFIS Master Funds could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The AFIS Master Funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Inverse Floating Rate Notes. Certain AFIS Master Funds may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Municipal Bonds. Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured Municipal Bonds. The AFIS Master Fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund’s shares. Also, CRMC cannot be certain that the insurance company will make payments it guarantees. The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

Maturity. There are no restrictions on the maturity compositions of the portfolios of certain AFIS Master Funds. Certain AFIS Master Funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer-term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Adjustment of Maturities - The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly, keeping in mind the fund’s objectives.

Derivatives. In pursuing its investment objective, certain AFIS Master Funds may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the AFIS Master Fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the AFIS Master Fund as a result of the failure of the AFIS Master Fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the AFIS Master Fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the AFIS Master Fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the AFIS Master Fund’s investment in a derivative instrument may result in losses. Further, if an AFIS Master Fund’s counterparty were to default on its obligations, the AFIS Master Fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the AFIS Master Fund’s rights as a creditor and delay or impede the AFIS Master Fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the AFIS Master Fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the AFIS Master Fund’s other investments, the ability of the AFIS Master Fund to successfully utilize such derivative instruments may depend in part upon the ability of CRMC to accurately forecast interest rates and other economic factors. The success of the AFIS Master Fund’s derivative investment strategy will also depend on CRMC’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the AFIS Master Fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If CRMC incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if CRMC incorrectly predicts the impact of developments on a derivative instrument, the AFIS Master Fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately negotiated OTC derivatives, the AFIS Master Fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the AFIS Master Fund’s derivative positions, the AFIS Master Fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the AFIS Master Fund.

Because certain derivative instruments may obligate the AFIS Master Fund to make one or more potential future payments, which could significantly exceed the value of the AFIS Master Fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the AFIS Master Fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the AFIS Master Fund’s investment in the instrument. When the AFIS Master Fund leverages its portfolio, investments in that AFIS Master Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the AFIS Master Fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the AFIS Master Fund’s portfolio. Because the AFIS Master Fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the AFIS Master Fund’s investments in such derivatives may also require the AFIS Master Fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The AFIS Master Fund may enter into futures contracts to seek to manage the AFIS Master Fund’s interest rate sensitivity by increasing or decreasing the duration of the AFIS Master Fund or a portion of the AFIS Master Fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the AFIS Master Fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the AFIS Master Fund purchases or sells a security, such as a stock or bond, no price is paid or received by the AFIS Master Fund upon the purchase or sale of a futures contract. When the AFIS Master Fund enters into a futures contract, the AFIS Master Fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the AFIS Master Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the AFIS Master Fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the AFIS Master Fund but is instead a settlement between the AFIS Master Fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the AFIS Master Fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the AFIS Master Fund, the AFIS Master Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the AFIS Master Fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the AFIS Master Fund.

When the AFIS Master Fund invests in futures contracts and deposits margin with an FCM, the AFIS Master Fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the AFIS Master Fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the AFIS Master Fund realizes a gain; if it is more, the AFIS Master Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the AFIS Master Fund realizes a gain; if it is less, the AFIS Master Fund realizes a loss.

The AFIS Master Fund is generally required to segregate liquid assets equivalent to the AFIS Master Fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the AFIS Master Fund will segregate or earmark liquid assets in an amount equal to the contract price the AFIS Master Fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the AFIS Master Fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the AFIS Master Fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the AFIS Master Fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the AFIS Master Fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the AFIS Master Fund may be able to utilize these contracts to a greater extent than if the AFIS Master Fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the AFIS Master Fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the AFIS Master Fund’s portfolio. However, segregation of liquid assets will not limit the AFIS Master Fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the AFIS Master Fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the AFIS Master Fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the AFIS Master Fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the AFIS Master Fund had purchased the reference asset directly. When the AFIS Master Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the AFIS Master Fund may be prevented from promptly liquidating unfavorable futures positions and the AFIS Master Fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the AFIS Master Fund to substantial losses. Additionally, the AFIS Master Fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the AFIS Master Fund would remain obligated to meet margin requirements until the position is cleared. As a result, the AFIS Master Fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the AFIS Master Fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The AFIS Master Fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the AFIS Master Fund by increasing or decreasing the duration of the AFIS Master Fund or a portion of the AFIS Master Fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the AFIS Master Fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The AFIS Master Fund will generally segregate assets with a daily value at least equal to the excess, if any, of the AFIS Master Fund’s accrued obligations under the swap agreement over the accrued amount the AFIS Master Fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by CRMC. To the extent the AFIS Master Fund enters into bilaterally negotiated swap transactions, the AFIS Master Fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, an AFIS Master Fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit Default Swap Indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the AFIS Master Funds may invest in credit including CDSI and iTraxx indices (collectively referred to as "CDSIs"). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the AFIS Master Fund as protection buyer may receive a single name credit default swap (CDS) contract representing the relevant constituent.

The AFIS Master Funds may enter into a CDSI transaction as either protection buyer or protection seller. If the AFIS Master Fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the AFIS Master Fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the AFIS Master Fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the AFIS Master Funds, coupled with the periodic payments previously received by the AFIS Master Funds, may be less than the full notional value that the AFIS Master Funds, as a protection seller, pay to the counterparty protection buyer, effectively resulting in a loss of value to the AFIS Master Funds. Furthermore, as a protection seller, the AFIS Master Funds would effectively add leverage to their portfolio because they would have investment exposure to the notional amount of the swap transaction.

The use of CDSI, like all other swap agreements, is subject to certain risks, including the risk that the AFIS Master Funds’ counterparties will default on their obligations. If such a default were to occur, any contractual remedies that the AFIS Master Funds might have may be subject to applicable bankruptcy laws, which could delay or limit the AFIS Master Funds’ recovery. Thus, if the AFIS Master Funds’ counterparties to a CDSI transaction defaults on their obligation to make payments thereunder, the AFIS Master Funds may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDSI transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the AFIS Master Funds invest in a CDSI as a protection seller, the AFIS Master Funds will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If CRMC does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI is based, the investment could result in losses to the AFIS Master Funds.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the AFIS Master Funds’ obligations under a CDSI agreement will be accrued daily and, where applicable, offset against any amounts owing to the AFIS Master Funds. In connection with CDSI transactions in which the AFIS Master Funds act as protection buyer, the AFIS Master Funds will segregate liquid assets with a value at least equal to the AFIS Master Funds’ exposure (i.e., any accrued but unpaid net amounts owed by the AFIS Master Funds to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the AFIS Master Funds act as protection seller, the AFIS Master Funds will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the AFIS Master Funds have assets available to satisfy their obligations with respect to CDSI transactions and to limit any potential leveraging of the AFIS Master Funds’ portfolios. However, segregation of liquid assets will not limit the AFIS Master Funds’ exposure to loss. To maintain this required margin, the AFIS Master Funds may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the AFIS Master Funds’ ability to otherwise invest those assets in other securities or instruments.

Equity-linked notes. The AFIS Master Fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by the AFIS Master Fund is similar to the risk involved in the purchase of the underlying linked securities. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which, in the case of unsecured notes, will generally be a major financial institution, and, in the case of collateralized notes, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, the AFIS Master Fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the AFIS Master Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, the AFIS Master Fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case the AFIS Master Fund will be more dependent than would otherwise be the case on the ability of CRMC to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. The AFIS Master Fund’s successful use of equity-linked notes will usually depend on the CRMC’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of the notes respond to market conditions differently than anticipated, the AFIS Master Fund may not achieve the anticipated benefits of the investment in the equity-linked note, and it may realize losses, which could be significant and could include the AFIS Master Fund’s entire principal investment.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of the AFIS Master Fund to accurately value and/or sell the equity-linked notes in its portfolio.

FUNDAMENTAL AND OPERATING POLICIES

A.	INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS (EXCEPT JNL/AMERICAN FUNDS FEEDER FUNDS)

THIS SECTION DESCRIBES INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS EXCEPT THE FEEDER FUNDS. ACCORDINGLY, ALL REFERENCES TO A “FUND” OR THE “FUNDS” IN THIS SECTION. DO NOT INCLUDE THE JNL/AMERICAN FUNDS FEEDER FUNDS. A DESCRIPTION OF INVESTMENT RESTRICTIONS APPLICABLE TO THE JNL/AMERICAN FUNDS FEEDER FUNDS (AND THE MASTER FUNDS) APPEARS IN SECTION UNDER THE HEADING “INVESTMENT RESTRICTIONS APPLICABLE TO JNL/AMERICAN FUNDS FEEDER FUNDS” BEGINNING ON PAGE 131 OF THIS SAI.

Fundamental Policies. Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

(1)       Each Fund, except the JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, and JNL/Morningstar Wide Moat Index Fund shall be a “diversified company,” as such term is defined under the 1940 Act.

With respect to those Funds that are excepted above, this policy is not a fundamental policy.

(2)       No Fund (except for the JNL Multi-Manager Emerging Markets Equity Fund, JNL/BlackRock Global Natural Resources Fund, JNL/First Sentier Global Infrastructure Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/WCM Focused International Equity Fund, and JNL/WMC Global Real Estate Fund,) may invest more than 25% (for the JNL/WMC Global Real Estate Fund, the percentage limitation is a non-fundamental restriction) of the value of their respective assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities). The term “industry” is broad and may reasonably be interpreted to be classified differently among the sub-advisers. It is important to note that industry classification may be very narrow. For example, the telecommunications industry is comprised of several services, which are considered separate industries by the Sub-Advisers. Services can include cellular, long distance, paging and messaging, satellite or data and internet. As the telecommunications industry continues to expand, there may be more service industries created. As another example, within the metals and mining industry, issuers may be classified into several distinct industries that are considered separate industries, including, but not limited to the following: aluminum, diversified metals and mining, gold, precious metals and minerals, steel, copper, and nickel. As different industries continue to expand, new technologies are created, and companies continue to specialize, there may be more industries created. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes, but may be considered an investment in a foreign government for other portfolio compliance testing purposes.

The JNL Multi-Manager Emerging Markets Equity Fund may concentrate its investments in the banking industry.

The JNL/BlackRock Global Natural Resources Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund may concentrate its investments in one or more of these sectors. In addition, the Fund will concentrate its investments in one or more issuers in the natural resources related industries.

The JNL/First Sentier Global Infrastructure Fund may concentrate its investments in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

The JNL/Heitman U.S. Focused Real Estate Fund may concentrate its investments in equity securities issued by real estate companies operating in the United States, including REITs.

The JNL/Lord Abbett Short Duration Income Fund may invest more than 25% of its assets in mortgage-backed securities and, for purposes of this restriction, does not consider mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, as representing interests in any particular industry or group of industries.

The JNL/Mellon MSCI KLD 400 Social Index Fund seeks to track the investment results of the MSCI KLD 400 Social Index (the “Index”), which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. The Fund’s investments may be concentrated in certain industries to the extent such industries are represented in the Index.

With respect to the JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon World Index Fund, and JNL/Mellon Nasdaq® 100 Index Fund, there are no limitations on the concentration of the investments held by any Fund in any particular industry or group of industries. However, because each of the JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, and JNL/Mellon Communication Services Sector Fund invests primarily in common stocks of companies within specific industries, these Sector Funds’ performance is closely tied to, and affected by, those specific industries. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly to and move in unison with these and other market conditions. As a result of these factors, stocks in which these Sector Funds invest may be more volatile than a mixture of stocks of companies from a wide variety of industries.

The JNL/Mellon Consumer Staples Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar US Consumer Defensive TR Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index.

The JNL/Mellon Utilities Sector Fund invests under normal circumstances at least 80% of its assets in the stocks included in the Morningstar US Utilities TR Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index.

The JNL/Morningstar PitchBook Listed Private Equity Index Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Morningstar PitchBook Developed Markets Listed Private Equity IndexSM. The Fund may concentrate its investments in the capital markets industry to the extent that the Index the Fund is designed to track is also so concentrated. As such, the Fund’s investments may be concentrated in the private equity/venture capital industry.

The JNL/Morningstar Wide Moat Index Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® Wide Moat Focus IndexSM (“Index”). The Fund’s investments may be concentrated in certain industries to the extent such industries are represented in the Index.

The JNL/WMC Global Real Estate Fund will concentrate (as such term may be defined or interpreted under the 1940 Act, the rules thereunder, and governing interpretations) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of this fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) where at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. (3) No Fund may invest directly in real estate or interests in real estate (except for the JNL/WMC Global Real Estate Fund); however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

(3)       No Fund may invest directly in real estate or interests in real estate (except for the JNL/WMC Global Real Estate Fund); however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

(4)       The JNL/JPMorgan U.S. Value Fund may not invest in oil, gas or other mineral leases, exploration or development programs, including limited partnership interests. Debt or equity securities issued by companies engaged in the oil, gas, or real estate businesses are not considered oil or gas interests or real estate for purposes of this restriction.

(5)       With respect to each Fund other than the JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, and JNL/Mellon Information Technology Sector Fund, and JNL/Mellon Nasdaq® 100 Index Fund, and JNL/Mellon World Index Fund, no Fund may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities). Such limitations do not apply to any Fund’s wholly owned subsidiary or controlled foreign corporation.

(6)       With respect to each Fund other than the JNL/American Funds Global Growth Fund, JNL/American Funds Growth Fund, JNL Conservative Allocation Fund, JNL/DoubleLine® Total Return Fund, JNL/Mellon Equity Income Fund, JNL Moderate Allocation Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/DFA U.S. Small Cap Fund, JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL/Lazard International Strategic Equity Fund, JNL/PIMCO Investment Grade Credit Bond Fund, and JNL/WCM Focused International Equity Fund, no Fund may lend any security or make any other loan if, as a result, more than 33 1/3% (for the Invesco sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

With respect to the JNL Conservative Allocation Fund, JNL/DoubleLine® Total Return Fund, JNL/Mellon Equity Income Fund, JNL Moderate Allocation Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/DFA U.S. Small Cap Fund, JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL/Lazard International Strategic Equity Fund, JNL/PIMCO Investment Grade Credit Bond Fund, and JNL/WCM Focused International Equity Fund, no Fund may lend any security or make any other loan, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

(7)       No Fund may act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

(8)       No Fund may invest more than 15% of its net assets (5% in the case of the JNL/WMC Government Money Market Fund and 10% in the case of the JNL/Invesco Global Growth Fund) in illiquid securities.

(9)       With respect to each Fund other than the JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Energy Sector Fund, and JNL/Mellon Information Technology Sector Fund, no Fund may borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

With respect to the JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Energy Sector Fund, and JNL/Mellon Information Technology Sector Fund, a Fund will not borrow money, except for temporary or emergency purposes, from banks. The aggregate amount borrowed shall not exceed 25% of the value of a Fund’s assets. In the case of any borrowing, a Fund may pledge, mortgage or hypothecate up to 15% of its assets.

(10)        With respect to the JNL Conservative Allocation Fund, JNL/DoubleLine® Total Return Fund, JNL/Mellon Equity Income Fund, JNL/Moderate Allocation Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/DFA U.S. Small Cap Fund, JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL/Lazard International Strategic Equity Fund, JNL/PIMCO Investment Grade Credit Bond Fund, and JNL/WCM Focused International Equity Fund, no Fund may issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

With respect to JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Energy Sector Fund, and JNL/Mellon Information Technology Sector Fund, no Fund may issue senior securities.

(11)       The JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Energy Sector Fund, and JNL/Mellon Information Technology Sector Fund may invest in repurchase agreements and warrants and engage in futures and options transactions and securities lending.

Operating Policies. The Funds also have adopted non-fundamental investment restrictions. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

For each Fund, to the extent applicable:

(a)	The Fund intends to comply with the CFTC regulations and NFA requirements limiting the Fund’s investments in futures and options for non-hedging purposes, however, this policy does not apply with respect to satisfying the requirements under CFTC Rule 4.5.
(b)	The Fund of Funds will look through to the investment of the Underlying Funds for purposes of determining diversification requirements.

For the JNL/Invesco Small Cap Growth Fund:

(a)	The Fund may not deposit or pledge as collateral, more than 10% of its total assets for short sales (“against the box”) at any one time.
(b)	The Fund may not invest more than 15% of its net assets in REITs.
(c)	The Funds will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund’s total assets. The Funds will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund’s total assets.

(d)	The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.
(e)	The Funds do not intend to invest more than 5% in futures contracts. Additionally, they currently do not intend to invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

For the JNL/JPMorgan U.S. Government & Quality Bond Fund:

(a)	The Fund may invest up to 20% of its assets in U.S. dollar-denominated non-U.S. Government securities or debt obligations of corporations, including medium term notes and US dollar issues of foreign corporations and U.S. dollar denominated foreign government securities rated AAA, AA, A, or BBB by S&P Ratings Services or AAA, AA, A or BAA by Moody’s, or if unrated, determined to be of comparable quality.
(b)	The Fund may not invest more than 10% of its total assets in obligations of foreign issuers.
(c)	The Fund may invest up to 20% of its total assets in “zero coupon” bonds or “strips.”

For the JNL/PPM America High Yield Bond Fund:

(a)	The Fund may invest up to 20% of its total assets in common stock, convertible securities, warrants or other equity securities (other than preferred stock, in which the Fund may invest without limit) when consistent with its objective.
(b)	To maintain liquidity, the Fund may invest up to 20% of its assets in cash and/or U.S. dollar-denominated debt securities (short term investments in securities for the forward settlement of trades shall not count for purposes of this policy).
(c)	There may be times when, in the Sub-Adviser’s judgment, conditions in the securities markets would make pursuing the Fund’s basic investment strategy inconsistent with the best interests of the Fund’s shareholders. At such times, the Fund may employ alternative strategies, including investment of a substantial portion of its assets in securities rated higher than Baa by Moody’s or BBB by S&P Ratings Services, or of comparable quality.
(d)	In order to maintain liquidity, the Fund may invest up to 20% of its assets in high-quality short-term money market instruments. Such instruments may include obligations of the U.S. Government or its agencies or instrumentalities; commercial paper of issuers rated, at the time of purchase, A-2 or better by S&P Ratings Services or P-2 or better by Moody’s or which, in the Sub-Adviser’s determination, are of comparable quality; certificates of deposit; banker’s acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks); and repurchase agreements with respect to such obligations.

For the JNL/WMC Value Fund:

(a)	The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.
(b)	The Fund may not make short sales of securities (except short sales against the box).
(c)	The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.
(d)	The Fund may not pledge, mortgage, hypothecate or encumber any of its securities except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

(e)	The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.
(f)	The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund’s total assets as of the date the option is purchased. The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund’s total assets. Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund’s assets. In addition, the current market value all open futures positions held by the Fund may not exceed 50% of its total assets.
B.	INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

Non-Fundamental Investment Restrictions. Unless otherwise indicated, all limitations applicable to Fund investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

From time to time, a Fund (except a Master Fund or a Feeder Fund) may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, corporate actions, restructurings – related to bankruptcy proceedings or otherwise, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

A Fund may engage in roll-timing strategies where the Fund seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or to-be-announced (TBA) transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset. Similarly, as certain standardized swap agreements transition from over-the-counter trading to mandatory exchange-trading and clearing due to the implementation of Dodd-Frank Act regulatory requirements, a Fund may “roll” an existing over-the-counter swap agreement by closing out the position before expiration and contemporaneously entering into a new exchange-traded and cleared swap agreement on the same underlying asset with substantially similar terms except for a later expiration date. These types of new positions opened contemporaneous with the closing of an existing position on the same underlying asset with substantially similar terms are collectively referred to as “Roll Transactions.” Elective Investment Restrictions (defined in the preceding paragraph), which normally apply at the time of investment, do not apply to Roll Transactions (although Elective Investment Restrictions will apply to the Fund’s entry into the initial position). The Funds will test for compliance with Elective Investment Restrictions at the time of a Fund’s initial entry into a position, but the percentage limitations and absolute prohibitions set forth in the Elective Investment Restrictions are not applicable to a Fund’s subsequent acquisition of securities or instruments through a Roll Transaction.

Certain of the Funds have investment strategies that are applicable “normally” or under “normal circumstances” or “normal market conditions” (as stated above and elsewhere in this SAI or in the Prospectus). These investment policies, limitations, or practices may not apply during periods of abnormal purchase or redemption activity or during periods of unusual or adverse market, economic, political or other conditions. Such market, economic, or political conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions, or increased governmental intervention in the markets or industries. It is possible that such unusual or adverse conditions may continue for extended periods of time. See “Temporary defensive positions and large cash positions risk” in the Prospectus.

Operating Policies. The Trustees have adopted additional investment restrictions for the Funds. The restrictions or operating policies of the Funds may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

(a)       The Funds (other than the following Funds: JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, JNL Aggressive Growth Allocation Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act. The Feeder Funds will acquire securities of registered open-end investment companies in reliance upon Section 12(d)(1)(E) of the 1940 Act. The Feeder Funds are JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Washington Mutual Investors Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon Small Cap Index Fund, and JNL/Mellon S&P 400 MidCap Index Fund.

(b)       The JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/JPMorgan Global Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund may acquire securities of registered open-end investment companies beyond the limits of Section 12(d)(1) of the 1940 Act in reliance on an exemptive order issued by the SEC.

(c)       However, the Funds may invest in investment companies, including unit investment trusts, to the extent permitted under Rule 12d1-1, Rule 12d1-2, and Rule 12d1-3 under the 1940 Act, as applicable.

Minimum Requirement of Rule 35d-1. Certain of the Funds, as noted in the Prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund’s assets (net assets plus the amount of any borrowings made for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund that was adopted pursuant to the requirements of Rule 35d-1. This includes Funds of the Trust with names such as “equity,” “stock,” “bond,” “U.S. Government,” “small, mid or large-cap,” or “high yield,” or which refer in the name of the Fund to a particular securities index, but does not include terms connoting a style of investing (as distinguished from a type of security) such as “growth,” “value” or “global.”

Insurance Law Restrictions. In connection with the Trust’s agreement to sell shares in the Funds to the separate accounts of Jackson and Jackson NY, JNAM and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action, which might include ceasing to make investments in the Fund or Trust withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.

C.	INVESTMENT RESTRICTIONS APPLICABLE TO THE JNL/AMERICAN FUNDS FEEDER FUNDS

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

Each JNL/American Funds Feeder Fund has adopted the following fundamental investment restrictions; however, as long as the JNL/American Funds Feeder Funds remain invested in the corresponding AFIS Master Funds, each JNL/American Funds Feeder Fund is subject to such AFIS Master Fund’s restrictions as well, even if the AFIS Master Funds’ restrictions are more restrictive. If one or more JNL/American Funds Feeder Funds withdraws from its corresponding Master Fund and engages JNAM or a sub-adviser to provide portfolio management services to the JNL/American Funds Feeder Fund, that Feeder Fund would no longer be subject to the corresponding Master Fund’s investment restrictions and would be subject solely to the following investment restrictions.

All percentage limitations in the following JNL/American Funds Feeder Fund policies are considered at the time securities are purchased and are based on a JNL/American Funds Feeder Fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable JNL/American Funds Feeder Fund. In managing a JNL/American Funds Feeder Fund, the JNL/American Funds Feeder Fund’s investment adviser may apply more restrictive policies than those listed below.

1.	JNL/AMERICAN FUNDS FEEDER FUND POLICIES

Fundamental Policies – The investment objectives and principal investment strategies of the JNL/American Funds Feeder Funds are set forth in the JNL/American Funds Feeder Funds’ prospectus. Each JNL/American Funds Feeder Fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

a.	Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, each JNL/American Funds Feeder Fund may not:

i. Borrow money;

ii. Issue senior securities;

iii. Underwrite the securities of other issuers;

iv. Purchase or sell real estate or commodities;

v. Make loans; or

vi. Purchase the securities of any issuer if, as a result of such purchase, a JNL/American Funds Feeder Fund's investments would be concentrated in any particular industry.

b.	A JNL/American Funds Feeder Fund may not invest in companies for the purpose of exercising control or management.

Additional information about fundamental policies — The information below is not part of the JNL/American Funds Feeder Funds' fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the JNL/American Funds Feeder Funds.

For purposes of fundamental policy a.i., a JNL/American Funds Feeder Fund may borrow money in amounts of up to 33-1/ 3% of its respective total assets from banks for any purpose, and may borrow up to 5% of its respective total assets from banks or other lender for temporary purposes.

For purposes of fundamental policy a.v., a JNL/American Funds Feeder Fund may not lend more than 33-1/3% of its respective total assets, except through the purchase of debt obligations.

For purposes of fundamental policy a.vi., a JNL/American Funds Feeder Fund may not invest 25% or more of its respective total assets in the securities of issuers in the same industry.

2.	AFIS MASTER FUND POLICIES

All percentage limitations in the following AFIS Master Fund policies are considered at the time securities are purchased and are based on an AFIS Master Fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by an AFIS Master Fund. In managing an AFIS Master Fund, CRMC may apply more restrictive policies than those listed below.

Fundamental policies — The AFIS Master Funds have adopted the following policies, which may not be changed without approval by holders of a majority of an AFIS Master Fund's outstanding shares. Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

a.        Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, an AFIS Master Fund may not:

i. Borrow money;

ii. Issue senior securities;

iii. Underwrite the securities of other issuers;

iv. Purchase or sell real estate or commodities;

v. Make loans; or

vi. Purchase the securities of any issuer if, as a result of such purchase, an AFIS Master Fund's investments would be concentrated in any particular industry.

b.	An AFIS Master Fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

An AFIS Master Fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additional information about fundamental policies — The information below is not part of the AFIS Master Funds' fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the AFIS Master Funds.

For purposes of fundamental policy a.i., the AFIS Master Funds may borrow money in amounts of up to 33 1/3% of their total assets from banks for any purpose, and may borrow up to 5% of their total assets from banks or other lender for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter.

For purposes of fundamental policy a.v., the AFIS Master Funds may not lend more than 33 1/3% of their total assets, except through the purchase of debt obligations.

For purposes of fundamental policy a.vi., the AFIS Master Funds may not invest 25% or more of their total assets in the securities of issuers in the same industry.

D.	NON-FUNDAMENTAL TAX RESTRICTIONS OF ALL FEEDER FUNDS (INCLUDING JNL/MELLON FEEDER FUNDS)

Each Feeder Fund structured as a Regulated Investment Company must:

a.       Maintain its assets so that, at the close of each quarter of its taxable year, it will qualify as a “Regulated Investment Company” under Subchapter M of the Code.

b.       Distribute taxable net investment income and capital gains to shareholders in amounts that will avoid U.S. federal income and excise tax.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board to the extent appropriate in light of changes to applicable tax law requirements.

E.	CLASSIFICATION OF ALL FEEDER FUNDS (INCLUDING JNL/MELLON FEEDER FUNDS)

Each Feeder Fund (except for the JNL/American Funds Capital World Bond Fund), through investments made by its corresponding Master Fund, is a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of each Feeder Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Feeder Fund’s assets nor more than 10% of the outstanding voting securities of such issuer. JNL/American Funds Capital World Bond Fund, through investments made by the American Funds Capital World Bond Fund, has elected to be classified as a non-diversified series of an open-end management investment company.

A non-diversified fund, such as JNL/American Funds Capital World Bond Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since many factors affecting a given company could affect performance of the fund to a greater degree. A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

Trustees AND OFFICERS OF THE Trust

The officers of the Trust manage its day-to-day operations and are responsible to the Trust’s Board. The Trustees set broad policies for each Fund and choose the Trust’s officers. All of the Trustees also serve as Trustees and Managers for the other investment companies in the Fund Complex (as defined below). The Officers also serve as Officers for the other investment companies in the Fund Complex (as defined below).

The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.  Information regarding the board of trustees of the Master Funds is available in the Master Funds’ statement of additional information, which is delivered together with this SAI.

For purposes of this section, the term “Fund Complex” includes each of the following investment companies: JNL Series Trust (128 portfolios) and JNL Investors Series Trust (2 portfolios) (as used in this section, the term Funds refers to all of the portfolios offered by the Fund Complex).

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee
Mark D. Nerud (54) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	130

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of other investment companies advised by JNAM (12/2006 to present, 12/2006 to 12/2020, 8/2014 to 12/2020, and 8/2012 to 7/2018); Principal Executive Officer of an investment company advised by PPM America, Inc. (11/2017 to present)

Other Directorships Held by Trustee During Past 5 Years: None
Independent Trustees
Eric O. Anyah (53) 1 Corporate Way Lansing, MI 48951	Trustee[2] (1/2018 to present)	130
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Michael J. Bouchard (65) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2003 to present)	130
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Ellen Carnahan (65) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	130
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)
Other Directorships Held by Trustee During Past 5 Years: Director, Paylocity Holding Corporation (11/2016 to present); Director and Audit Committee Member, ENOVA International Inc. (5/2015 to present)
William J. Crowley, Jr. (75) 1 Corporate Way Lansing, MI 48951	Chair of the Board (1/2014 to 12/2019) Trustee [2] (1/2007 to present)	130
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director (7/2009 to 7/2016), Massey Litigation Advisory Committee Chair (9/2013 to 7/2016), Safety, Health, Environmental and Sustainability Committee Member (5/2012 to 7/2016), and Capital Markets Committee Member (5/2010 to 7/2016), Alpha Natural Resources

Michelle Engler (63) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2003 to present)	130
Principal Occupation(s) During Past 5 Years: Partner, Engler LLC (consulting firm) (2013 to present); Attorney (1983 to present)
Other Directorships Held by Trustee During Past 5 Years: None

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
John W. Gillespie (67) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	130

Principal Occupation(s) During Past 5 Years:

Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present); Financial Advisor, Yosi, Inc. (healthcare services software company) (1/2017 to 6/2018)

Other Directorships Held by Trustee During Past 5 Years: None
William R. Rybak (70) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	130
Principal Occupation(s) During Past 5 Years: Retired private investor (5/2000 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director (2/2010 to present) and Board Chair (2/2016 to present), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present), Governance Committee Chair (2004 to 7/2019), and Audit Committee Chair (7/2019 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to 6/2017) and Audit Committee Chair (5/2013 to 6/2017), PrivateBancorp Inc.

Mark S. Wehrle (63) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2018 to present)	130
Principal Occupation(s) During Past 5 Years: Real Estate Broker, Broker’s Guild (4/2011 to 12/2019) ; Retired Certified Public Accountant (1/2011 to present)
Other Directorships Held by Trustee During Past 5 Years: Trustee, Delta Dental of Colorado (1/2012 to 12/2020)
Edward C. Wood (65) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2020 to present) Trustee [2] (12/2013 to present)	130
Principal Occupation(s) During Past 5 Years: None
Other Directorships Held by Trustee During Past 5 Years: None
Patricia A. Woodworth (66) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	130

Principal Occupation(s) During Past 5 Years:

Chief Financial Officer, National Trust for Historic Preservation (3/2019 to 8/2020); Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (11/2007 to 8/2018)

Other Directorships Held by Trustee During Past 5 Years: None
1 Mr. Nerud is an “interested person” of the Trust due to his position with JNAM, the Adviser.
2 The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.
3 The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Emily J. Bennett (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President of JNAM (2/2018 to present); Associate General Counsel of JNAM (3/2016 to present); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present, 3/2016 to 12/2020, 5/2012 to 12/2020, and 3/2016 to 7/2018); Assistant Secretary (1/2021 to present), Vice President (11/2017 to present), and Secretary (11/2017 to 2/2021) of an investment company advised by PPM America, Inc.

Garett J. Childs (41) 1 Corporate Way Lansing, MI 48951	Vice President (2/2019 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, Finance and Risk of JNAM (2/2019 to present); Controller of JNAM (11/2007 to present); Vice President of other investment companies advised by JNAM (2/2019 to present and 2/2019 to 12/2020); Chief Risk Officer of JNAM (7/2016 to 2/2019); Assistant Vice President, Corporate Finance of JNAM (12/2013 to 2/2019)

Kelly L. Crosser (48) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Manager, Legal Regulatory Filings and Print of JNAM (1/2018 to present); Manager, Legal Regulatory Filings and Print of Jackson National Life Insurance Company (“Jackson”) (12/2013 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (9/2007 to present, 9/2007 to 12/2020, 10/2011 to 12/2020, and 8/2012 to 7/2018)

Richard J. Gorman (55) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (8/2018 to present) Anti-Money Laundering Officer (8/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (8/2018 to present and 8/2018 to 12/2020), Chief Compliance Officer and Deputy General Counsel of Heitman LLC (2/2018 to 8/2018); Chief Compliance Officer of the Oakmark Funds (6/2006 to 1/2018)

William P. Harding (46) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of other investment companies advised by JNAM (11/2012 to present, 11/2012 to 12/2020, 5/2014 to 12/2020, and 11/2012 to 7/2018)

Daniel W. Koors (50) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer & Chief Financial Officer (9/2016 to 6/2020)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (1/2009 to present); Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (12/2006 to present, 12/2006 to 12/2020, 1/2018 to 12/2020, and 8/2012 to 7/2018); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to 6/2020, 9/2016 to 12/2020, 10/2011 to 12/2020, and 9/2016 to 7/2018); Principal Financial Officer (11/2017 to 01/2021), Treasurer (11/2017 to 01/2021), and Vice President (11/2017 to present) of an investment company advised by PPM America, Inc.

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Kristen K. Leeman (45) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Regulatory Analyst of JNAM (1/2018 to present); Regulatory Analyst of Jackson (2/2014 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (6/2012 to present, 6/2012 to 12/2020, 1/2018 to 12/2020, and 8/2012 to 7/2018)

Adam C. Lueck (38) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Attorney of JNAM (2/2018 to present); Attorney of JNAM (10/2015 to 2/2018); Assistant Secretary of other investment companies advised by JNAM (3/2018 to present, 3/2018 to 12/2020, 12/2015 to 12/2020, and 1/2018 to 7/2018)

Mia K. Nelson (38) 1 Corporate Way Lansing, MI 48951	Assistant Vice President (8/2017 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President, Tax of JNAM (3/2017 to present); Director, Tax of JNAM (3/2015 to 3/2017); Assistant Vice President of other investment companies advised by JNAM (8/2017 to present, 8/2017 to 12/2020, 9/2017 to 12/2020, and 8/2017 to 7/2018)

Joseph B. O’Boyle (58) 1 Corporate Way Lansing, MI 48951	Vice President (1/2018 to present) Acting Chief Compliance Officer (5/2018 to 8/2018) Acting Anti-Money Laundering Officer (5/2018 to 8/2018)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2015 to present); Acting Chief Compliance Officer of JNAM (5/2018 to 8/2018); Vice President of other investment companies advised by JNAM (1/2018 to present, 1/2018 to 12/2020, and 1/2018 to 7/2018); Acting Chief Compliance Officer and Acting Anti-Money Laundering Officer of other investment companies advised by JNAM (5/2018 to 8/2018); Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of another investment company advised by JNAM (5/2012 to 1/2018); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present)

Susan S. Rhee (49) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (2/2004 to present, 2/2004 to 12/2020, 10/2011 to 12/2020, and 8/2012 to 7/2018); Vice President and Assistant Secretary of an investment company advised by PPM America, Inc. (11/2017 to present)

Andrew Tedeschi (55) 1 Corporate Way Lansing, MI 48951	Treasurer & Chief Financial Officer (6/2020 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, JNAM (1/2019 to present); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (6/2020 to present); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (1/2021 to present); Controller, Fund Administration, Harris Associates L.P. (12/2007 to 12/2018); and Vice President (2/2008 to 12/2018), Treasurer (10/2018 to 12/2018), and Assistant Treasurer (2/2008 to 10/2018) of the Oakmark Funds

Board of Trustees Leadership Structure

The Board is responsible for oversight of the Trust, including risk oversight and oversight of Trust management. The Board consists of ten Trustees who are not “interested persons” of the Trust (“Independent Trustees”) and one interested Trustee. The Independent Trustees have retained outside independent legal counsel and meet at least quarterly with that counsel in executive session without the interested Trustee and management. The Board had five meetings in the last fiscal year.
The Chairman of the Board is a disinterested Trustee. The Chairman presides at all meetings of the Board at which the Chairman is present. The Chairman exercises such powers as are assigned to him or her by the Trust’s organizational and operating documents and by the Board, which may include acting as a liaison with service providers, attorneys, the Trust’s officers including the Chief Compliance Officer and other Trustees between meetings.

The Board has established a committee structure to assist in overseeing the Trust. The Board has an Audit Committee, a Governance Committee, and three Investment Committees. Each committee is comprised exclusively of Independent Trustees, with the exception of one of the Investment Committees, which has the Interested Trustee as a member, and each is chaired by one or more different Independent Trustees. The independent chairperson(s) of each committee, among other things, facilitates communication among the Independent Trustees, Trust management, service providers, and the full Board. The Trust has determined that the Board’s leadership structure is appropriate given the specific characteristics and circumstances of the Trust including, without limitation, the number of Funds that comprise the Trust, the net assets of the Trust and the Trust’s business and structure, because it allows the Board to exercise oversight in an orderly and efficient manner.

Risk Oversight

Consistent with its general oversight responsibilities, the Board oversees risk management of each Fund. The Board administers its risk oversight function in a number of ways, both at the Board level and through its Committee structure, as deemed necessary and appropriate at the time in light of the specific characteristics or circumstances of the Funds. As part of its oversight of risks, the Board or its Committees receive and consider reports from a number of parties, such as the Adviser, the Sub-Adviser(s), portfolio managers, the Trust’s independent auditors, the Trust’s officers including the Chief Compliance Officer, Jackson executives and outside counsel. The Board also adopts and periodically reviews policies and procedures intended to address risks and monitors efforts to assess the effectiveness of the implementation of the policies and procedures in addressing risks. It is possible that, despite the Board’s oversight of risk, not all risks will be identified, mitigated or addressed. Further, certain risks may arise that were unforeseen.

Committees of the Board of Trustees

The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Trust’s independent registered public accounting firm, and for the approval of the auditor’s fee. The Audit Committee also reviews the Trust’s internal controls regarding finance, accounting, legal compliance and the Trust’s auditing, accounting and financial processes generally. The Audit Committee also serves as the Trust’s “Qualified Legal Compliance Committee”, for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the SEC. Messrs. Anyah, Crowley, Gillespie, Rybak, and Wehrle are members of the Audit Committee. Mr. Wehrle serves as Chair of the Audit Committee. Mr. Wood is an ex officio member of the Audit Committee. The Audit Committee had four meetings in the last fiscal year.

The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Governance Committee will accept Trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Governance Committee, c/o Chair of the Governance Committee, Michelle Engler, P.O. Box 30902, Lansing, Michigan 48909-8402. Mses. Engler, Carnahan, and Woodworth and Mr. Bouchard are members of the Governance Committee. Ms. Engler serves as Chair of the Governance Committee. Mr. Wood is an ex officio member of the Governance Committee. The Governance Committee had four meetings in the last fiscal year.

The three Investment Committees review the performance of the Funds. Each Investment Committee meets at least four times per year and reports the results of its review to the full Board at each regularly scheduled Board meeting. Each Independent Trustee sits on one of the three Committees. Mses. Carnahan and Woodworth and Messrs. Crowley and Wehrle are members of Investment Committee A. Ms. Carnahan serves as Chair of Investment Committee A. Messrs. Anyah, Nerud, and Wood and Ms. Engler are members of Investment Committee B. Mr. Anyah serves as Chair of Investment Committee B. Messrs. Bouchard, Gillespie, and Rybak are members of Investment Committee C. Mr. Gillespie serves as Chair of Investment Committee C. In the last fiscal year, Investment Committees A, B and C had five meetings and Investment Committee C had seven meetings.

Certain Positions of Independent Trustees and their Family Members

As of December 31, 2020, none of the Independent Trustees, nor any member of an Independent Trustee’s immediate family, held a position (other than the Independent Trustee’s position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

Ownership of Trustees of Shares in the Funds of the Trust

As of December 31, 2020, the Trustees beneficially owned the following interests in shares of the Funds:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Mark D. Nerud[1]	Over $100,000	Over $100,000
_	JNL/T. Rowe Price Established Growth Fund	_
_	JNL/T. Rowe Price Mid-Cap Growth Fund	_
_	JNL/WMC Value Fund	_
Eric O. Anyah[3]	None	Over $100,000
Michael Bouchard[3]	None	Over $100,000
Ellen Carnahan[3]	None	Over $100,000
William J. Crowley, Jr.[3]	None	Over $100,000
Michelle Engler[2]	$1 - $10,000	Over $100,000
_	JNL/American Funds New World Fund	_
_	JNL/Causeway International Value Select Fund	_
_	$10,001 - $50,000	_
_	JNL Multi-Manager Small Cap Growth Fund	_
_	JNL/DoubleLine® Core Fixed Income Fund	_
_	JNL/Fidelity Institutional Asset Management® Total Bond Fund	_
JNL/PPM America High Yield Bond Fund
_	JNL/T. Rowe Price Mid-Cap Growth Fund	_
_	JNL/T. Rowe Price Value Fund	_
_	$50,001 - $100,000	_
_	JNL/T. Rowe Price Established Growth Fund	_
John Gillespie[3]	None	Over $100,000
William R. Rybak[2]	Over $100,000	Over $100,000
_	JNL/Mellon S&P 400 MidCap Index Fund	_
_	JNL/Mellon S&P 500 Index Fund	_
_	JNL/Mellon Small Cap Index Fund	_
Mark S. Wehrle[3]	None	Over $100,000
Edward Wood[3]	None	Over $100,000
Patricia A. Woodworth[3]	None	Over $100,000
[1]	The beneficial interests of Mr. Nerud in shares of the Funds reflected in the foregoing table are held by him through a qualified retirement plan maintained by Jackson for its officers and employees.
[2]	Mr. Rybak and Ms. Engler own a Jackson National Life Insurance Company variable annuity under which each of their investments is allocated to the investment divisions that invest in the Funds.
[3]	These Trustees hold investments through the deferred compensation plan in “clone” retail funds run by sub-advisers on the JNL platform, which may include retail clones of each of the sleeves of the JNL Multi-Manager Funds. The investments are not in the Funds themselves.

As is described in the Prospectus, shares in the Funds are sold only to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts (“Contracts”) and to non-qualified retirement plans and to other affiliated funds.

Ownership by Independent Trustees of Interests in Certain Affiliates of the Trust

As of December 31, 2020, none of the Independent Trustees, nor any member of an Independent Trustee’s immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.

Trustee Compensation

The Trustee who is an “interested person” receives no compensation from the Trust. Effective January 1, 2021, each Independent Trustee is paid by the Fund Complex an annual retainer of $240,000, as well as a fee of $17,000 for each in-person meeting of the Board attended. The fees are allocated to the funds within the Fund Complex on a pro-rata basis based on net assets. For each telephonic meeting of the Board attended, each Independent Trustee is paid a fee of $7,000. The Chairman of the Board of Trustees receives an additional annual retainer of $102,000. The Chair of the Audit Committee receives an additional annual retainer of $27,000 for his services in that capacity. The members of the Audit Committee, including the Chair, receive $4,000 for each in-person or telephonic Audit Committee meeting attended. The Chair of the Governance Committee receives an additional annual retainer of $22,000 for his services in that capacity. The members of the Governance Committee, including the Chair, receive $4,000 for each in-person or telephonic Governance Committee meeting attended. The Chair of each Investment Committee receives an additional annual retainer of $17,000 for his or her services in that capacity. The Investment Committees typically have telephonic meetings three times per year, in addition to their in-person meetings, which take place concurrently with Board meetings. The members of each Investment Committee receive $4,000 per telephonic Investment Committee meeting. If an Independent Trustee participates in an in-person Board meeting by telephone, the Independent Trustee will receive half of the meeting fee.

The Independent Trustees receive $2,500 per day plus travel expenses when traveling, on behalf of a Fund, out of town on Fund business (which, generally, does not include attending educational sessions or seminars). However, if a Board or Committee meeting is held out of town, the Independent Trustees do not receive the “per diem” fee plus the Board or Committee fee for such out of town meeting, but rather receive the greater of $2,500 or the meeting fee.

The Independent Trustees received the following compensation for their services during the fiscal year ended December 31, 2020:

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Eric O. Anyah	$347,572	$0	$0	$355,000	[2]
Michael Bouchard	$330,928	$0	$0	$338,000
Ellen Carnahan	$347,572	$0	$0	$355,000	[3]
William J. Crowley, Jr.	$330,928	$0	$0	$338,000	[4]
Michelle Engler	$330,928	$0	$0	$338,000
John Gillespie	$347,572	$0	$0	$355,000	[5]
William R. Rybak	$330,928	$0	$0	$338,000
Mark S. Wehrle	$357,363	$0	$0	$365,000	[6]
Edward Wood[7]	$415,129	$0	$0	$424,000	[8]
Patricia Woodworth	$352,468	$0	$0	$360,000
[1]	The fees paid to the Independent Trustees are paid for combined service on the Boards of the JNL Series Trust and JNL Investors Series Trust (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees is $3,566,000.
[2]	Amount includes $177,500 deferred by Mr. Anyah.
[3]	Amount includes $177,500 deferred by Ms. Carnahan.
[4]	Amount includes $132,500 deferred by Mr. Crowley.
[5]	Amount includes $177,500 deferred by Mr. Gillespie.
[6]	Amount includes $73,000 deferred by Mr. Wehrle.
[7]	Mr. Wood is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.
[8]	Amount includes $212,000 deferred by Mr. Wood.

Neither the Trust nor any of the other investment companies in the Fund Complex have adopted any plan providing pension or retirement benefits for Trustees.

Selection of Trustee Nominees

The Board is responsible for considering Trustee nominees at such times as it considers electing new Trustees to the Board. The Governance Committee, on behalf of the Board, leads the Board in its consideration of Trustee candidates. The Board and Governance Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Board or the Governance Committee may engage from time to time and will also consider shareholder recommendations. The Board has not established specific, minimum qualifications that it believes must be met by a Trustee nominee. In evaluating Trustee nominees, the Board and the Governance Committee consider, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Board and the Governance Committee also consider whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Board and the Governance Committee evaluate nominees for Trustee based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a Trustee nominee should submit his or her recommendation in writing to the Chair of the Governance Committee, Michelle Engler, P.O. Box 30902, Lansing, Michigan 48909-8402. At a minimum, the recommendation should include:

•	The name, address, date of birth and business, educational, and/or other pertinent background of the person being recommended;
•	A statement concerning whether the person is an “interested person” as defined in the 1940 Act;
•	Any other information that the Funds would be required to include in a proxy statement, under applicable SEC rules, concerning the person if he or she was nominated; and
•	The name and address of the person submitting the recommendation, together with an affirmation of the person’s investment, via insurance products, in the Funds and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Board and the Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential plc (the ultimate parent company of the Funds’ investment adviser and distributor) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential plc or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.” JNAM is a wholly owned subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. In February of 2021, Prudential plc announced that it plans to pursue a separation of Jackson Financial Inc. in the second quarter of 2021 through a demerger, whereby shares of Jackson Financial Inc. would be distributed to Prudential plc shareholders.

Before the Governance Committee decides to nominate an individual as a Trustee, Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information that must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a Trustee of a registered investment company.

Additional Information Concerning The Trustees

Below is a discussion, for each Trustee, of the particular experience, qualifications, attributes or skills that led to the conclusion that the Trustee should serve as a Trustee. The Board monitors its conclusions in light of information subsequently received throughout the year and considers its conclusions to have continuing validity until the Board makes a contrary determination. In reaching their conclusions, the Trustees considered various facts and circumstances and did not identify any factor as controlling, and individual Trustees may have considered additional factors or weighed the same factors differently.

Interested Trustee

Mark D. Nerud. Mr. Nerud is President and CEO of the Adviser and President and CEO of other investment companies advised by the Adviser. Mr. Nerud also served as Vice President – Fund Accounting & Administration of Jackson for ten years. Mr. Nerud is the former Chief Financial Officer of the Adviser and of other investment companies advised by the Adviser. Mr. Nerud has a Bachelor of Arts in Economics from St. Olaf College.

The Board considered Mr. Nerud’s various roles and executive experience with the Adviser, his financial and accounting experience, academic background, and his approximately 14 years of experience as Trustee of the Fund Complex.

Independent Trustees

Eric O. Anyah. Mr. Anyah is the Chief Financial Officer of The Museum of Fine Arts, Houston. Mr. Anyah has a Bachelor’s degree from University of Illinois at Chicago, where he majored in History of Art and Architecture, and a Master of Science in Accounting also from the University of Illinois at Chicago.

The Board considered Mr. Anyah’s executive experience, his accounting and business experience, and his approximately three years of experience as a Trustee of the Fund Complex.

Michael Bouchard. Mr. Bouchard is currently the Sheriff of Oakland County, Michigan. Mr. Bouchard has a Bachelor’s degree from Michigan State University, where he majored in criminal justice and police administration.

The Board considered Mr. Bouchard’s executive experience, academic background, and his approximately 20 years of experience as a Trustee of the Fund Complex.

Ellen Carnahan. Ms. Carnahan is a Principal of Machrie Enterprises LLC. Ms. Carnahan was formerly a Managing Director of William Blair Capital Management LLC. Ms. Carnahan is a board member of several corporate and philanthropic boards. Ms. Carnahan received a Bachelor of Business Administration from the University of Notre Dame and a Master’s of Business Administration from the University of Chicago.

The Board considered Ms. Carnahan’s executive experience, financial experience, academic background, and board experience with other companies and philanthropic organizations, as well as her approximately seven years of experience as a Trustee of the Fund Complex.

William J. Crowley, Jr. Mr. Crowley was the Chairperson of the Board from January 2014 to December 2019. Mr. Crowley formerly served as Managing Partner (Baltimore Office) of Arthur Andersen. Mr. Crowley served on various corporate boards from 2003 to 2016. Mr. Crowley has a Bachelor of Arts and a Master’s in Business Administration from Michigan State University.

The Board considered Mr. Crowley’s accounting and financial experience, board experience with other companies, academic background, and his approximately 14 years of experience as a Trustee of the Fund Complex, including seven years as Chairperson of the Board.

Michelle Engler. Ms. Engler was the Chairperson of the Board from January 2011 through December 2013. Ms. Engler is a practicing attorney. Ms. Engler is a former director of Federal Home Loan Mortgage Corporation. Ms. Engler received her Bachelor’s degree in Government at the University of Texas and is a graduate of the University of Texas Law School.

The Board considered Ms. Engler’s executive experience, board experience with a financial company, academic background, legal training and practice, and her approximately 20 years of related experience as Trustee of the Fund Complex, including three years as Chairperson of the Board.

John Gillespie. Mr. Gillespie is an entrepreneur-in-residence at the University of California-Los Angeles Office of Intellectual Property. Mr. Gillespie was formerly the Financial Advisor of Yosi, Inc. and the Financial Officer and Executive Vice President for the Mentor Network. Mr. Gillespie is a board member of several philanthropic boards. Mr. Gillespie received a Bachelor of Arts from Harvard College and a Master’s of Business Administration from Harvard Business School.

The Board considered Mr. Gillespie’s executive experience, financial experience, academic background, and board experience with philanthropic organizations, as well as his approximately seven years of experience as a Trustee of the Fund Complex.

William R. Rybak. Mr. Rybak formerly served as Chief Financial Officer of Van Kampen Investments and is a Board Member of several corporate boards, including another mutual fund company. Mr. Rybak has a Bachelor of Arts degree in Accounting from Lewis University and a Master’s of Business Administration from the University of Chicago.

The Board considered Mr. Rybak’s board experience with other companies, financial experience, academic background and his approximately 14 years of experience as a Trustee of the Fund Complex.

Mark S. Wehrle. Mr. Wehrle has over 35 years of general business experience, including specific experience with accounting, auditing, internal controls and financial reporting that he gained as an audit partner with Deloitte & Touche serving financial services entities, including mutual funds. Mr. Wehrle also served as a trustee to a previous investment company advised by JNAM from July 2013 to December 2020.

The Board considered Mr. Wehrle’s accounting, auditing and business experience and his approximately three years of experience as a Trustee of the Fund Complex.

Edward Wood. Mr. Wood is the Chairperson of the Board beginning in January 2020. Mr. Wood formerly served as Chief Operating Officer of McDonnell Investment Management, LLC. Mr. Wood was also formerly President and Principal Executive Officer of the Van Kampen family of mutual funds, Chief Administrative Officer of Van Kampen Investments and Chief Operating Officer of Van Kampen Funds, Inc. Mr. Wood received a Bachelor of Science from the Wharton School of the University of Pennsylvania.

The Board considered Mr. Wood’s executive experience, financial and accounting experience and academic background, as well as his approximately seven years of experience as a Trustee of the Fund Complex.

Patricia A. Woodworth. Ms. Woodworth is the Chief Financial Officer of the National Trust for Historic Preservation. Ms. Woodworth formerly served as Vice President, Chief Financial Officer, and Chief Operating Officer of The J. Paul Getty Trust. Ms. Woodworth was also formerly Executive Vice President for Finance and Administration and the Chief Financial Officer of the Art Institute of Chicago. Ms. Woodworth has a Bachelor of Arts from the University of Maryland.

The Board considered Ms. Woodworth’s executive experience, financial experience, academic background, and approximately 14 years of experience as a Trustee of the Fund Complex.

PRINCIPAL HOLDERS OF THE Trust’S SHARES

As of April 1, 2021, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund. Shareholders with a controlling interest could affect the outcome of a proxy vote or the direction of management of a Fund.

Because shares in the Trust are sold only to the separate accounts of Jackson, Jackson NY, certain Funds of the Trust and certain investment companies managed by affiliates of the Adviser organized as Fund of Funds, and to certain non-qualified retirement plans, Jackson, through their separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as “echo” voting. Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

As of April 1, 2021, the following persons beneficially owned 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares Owned
JNL Multi-Manager Alternative Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	18.97%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	18.79%

Fund	Name and Address	Percentage of Shares Owned
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	16.63%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	12.31%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	9.33%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	8.59%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	5.55%
JNL Multi-Manager Emerging Markets Equity Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	18.73%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	18.47%
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	15.20%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	11.15%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	10.18%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	8.31%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	7.58%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	7.21%

Fund	Name and Address	Percentage of Shares Owned
JNL Multi-Manager International Small Cap Fund (Class A)
	Glen Smith 599 Copa D'oro Marathon, Florida, 33050	5.40%
JNL Multi-Manager International Small Cap Fund (Class I)
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	33.45%
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	32.98%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	24.52%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	9.05%
JNL Multi-Manager Mid Cap Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	24.67%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	17.38%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	13.93%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	12.22%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	12.21%

Fund	Name and Address	Percentage of Shares Owned
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	7.33%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	5.74%
JNL Multi-Manager Small Cap Growth Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	20.70%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	13.84%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	12.01%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	11.87%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	9.75%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	8.85%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	6.05%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	5.53%
JNL Multi-Manager Small Cap Value Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	20.45%
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	19.41%

Fund	Name and Address	Percentage of Shares Owned
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	12.89%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	10.43%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	9.78%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	9.41%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	9.41%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	5.04%
JNL/BlackRock Advantage International Fund (Class I)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	95.80%
JNL/BlackRock Global Allocation Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	54.63%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	29.98%
	JNL Conservative Allocation Fund 1 Corporate Way Lansing MI 48951	10.20%
JNL/BlackRock Large Cap Select Growth Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	40.46%

Fund	Name and Address	Percentage of Shares Owned
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	24.57%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	20.30%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	6.72%
JNL/Causeway International Value Select Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	30.97%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	19.95%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	13.82%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	9.63%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	7.32%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	6.50%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	5.91%
JNL/ClearBridge Large Cap Growth Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	40.63%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	28.26%

Fund	Name and Address	Percentage of Shares Owned
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	20.04%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	7.72%
JNL/DFA International Core Equity Fund (Class I)
	JNL/DFA Growth Allocation Fund 1 Corporate Way Lansing MI 48951	58.60%
	JNL/DFA Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	37.34%
JNL/DFA U.S. Core Equity Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	54.52%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	28.79%
JNL/DoubleLine Core Fixed Income Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	20.99%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	18.51%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	16.66%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	10.47%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	10.45%

Fund	Name and Address	Percentage of Shares Owned
	JNL Conservative Allocation Fund 1 Corporate Way Lansing MI 48951	8.26%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	7.77%
JNL/DoubleLine Emerging Markets Fixed Income Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	19.55%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	15.49%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	15.39%
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	13.44%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	13.12%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	8.22%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	5.32%
JNL/DoubleLine Shiller Enhanced CAPE Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	29.31%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	26.92%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	21.71%

Fund	Name and Address	Percentage of Shares Owned
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	14.93%
JNL/DoubleLine Total Return Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	24.64%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	18.16%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	13.61%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	9.25%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	8.10%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	7.13%
	JNL Conservative Allocation Fund 1 Corporate Way Lansing MI 48951	7.12%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	6.74%
JNL/Fidelity Institutional Asset Management Total Bond Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	41.99%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	20.83%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	20.77%

Fund	Name and Address	Percentage of Shares Owned
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	13.23%
JNL/First Sentier Global Infrastructure Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	40.36%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	23.62%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	18.42%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	16.75%
JNL/GQG Emerging Markets Equity Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	20.48%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	16.72%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	14.10%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	12.72%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	11.49%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	9.82%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	7.16%

Fund	Name and Address	Percentage of Shares Owned
JNL/Harris Oakmark Global Equity Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	29.85%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	27.18%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	25.40%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	15.53%
JNL/Heitman U.S. Focused Real Estate Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	36.97%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	22.47%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	20.11%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	19.74%
JNL/Invesco Diversified Dividend Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	40.73%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	27.17%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	17.26%

Fund	Name and Address	Percentage of Shares Owned
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	11.63%
JNL/Invesco Global Growth Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	45.35%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	24.13%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	22.91%
JNL/Invesco International Growth Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	44.04%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	22.25%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	20.04%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	10.96%
JNL/JPMorgan U.S. Value Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	30.23%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	22.71%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	17.77%

Fund	Name and Address	Percentage of Shares Owned
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	14.04%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	13.93%
JNL/JPMorgan Hedged Equity Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	53.19%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	29.18%
	JNL Conservative Allocation Fund 1 Corporate Way Lansing MI 48951	9.07%
JNL/JPMorgan MidCap Growth Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	31.67%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	27.13%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	14.91%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	13.26%
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	26.00%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	22.47%

Fund	Name and Address	Percentage of Shares Owned
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	14.99%
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	13.21%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	9.45%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	5.87%
JNL/Lazard International Strategic Equity Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	32.57%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	32.20%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	16.05%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	15.00%
JNL/Loomis Sayles Global Growth Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	33.94%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	26.25%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	21.66%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	14.32%

Fund	Name and Address	Percentage of Shares Owned
JNL/Lord Abbett Short Duration Income Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	25.38%
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	21.92%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	15.04%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	12.85%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	10.71%
	JNL Conservative Allocation Fund 1 Corporate Way Lansing MI 48951	7.66%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	5.10%

Fund	Name and Address	Percentage of Shares Owned
JNL/Morningstar Wide Moat Index Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	32.14%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	24.33%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	21.54%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	18.42%
JNL/Neuberger Berman Commodity Strategy Fund (Class I)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	100.01%
JNL/Neuberger Berman Strategic Income Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	34.15%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	33.84%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	28.64%

Fund	Name and Address	Percentage of Shares Owned
JNL/PIMCO Income Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	21.40%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	20.13%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	18.02%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	14.23%
	JNL Conservative Allocation Fund 1 Corporate Way Lansing MI 48951	8.35%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	7.54%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	7.15%
JNL/PIMCO Investment Grade Credit Bond Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	22.06%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	21.83%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	12.79%
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	12.11%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	10.99%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	10.59%

Fund	Name and Address	Percentage of Shares Owned
JNL/PIMCO Real Return Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	31.14%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	18.42%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	12.27%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	11.61%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	10.40%
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	10.39%
JNL/PPM America High Yield Bond Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	34.73%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	20.90%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	20.74%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	11.82%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	6.17%

Fund	Name and Address	Percentage of Shares Owned
JNL/PPM America Total Return Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	24.30%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	16.83%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	14.44%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	14.12%
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	11.95%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	7.15%
	JNL Conservative Allocation Fund 1 Corporate Way Lansing MI 48951	5.98%
JNL/T. Rowe Price Capital Appreciation Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	44.48%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	26.81%
	JNL Conservative Allocation Fund 1 Corporate Way Lansing MI 48951	5.96%
JNL/T. Rowe Price Established Growth Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	26.85%

Fund	Name and Address	Percentage of Shares Owned
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	23.98%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	12.27%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	7.20%
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	6.78%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	5.86%
JNL/T. Rowe Price Mid-Cap Growth Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	22.96%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	16.34%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	11.50%
JNL/T. Rowe Price Short-Term Bond Fund (Class I)
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	38.14%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	37.48%
	JNL/Goldman Sachs Managed Conservative Fund 1 Corporate Way Lansing MI 48951	15.97%

Fund	Name and Address	Percentage of Shares Owned
JNL/T. Rowe Price U.S. High Yield Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	31.76%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	24.31%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	11.34%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	10.64%
	JNL Conservative Allocation Fund 1 Corporate Way Lansing MI 48951	9.15%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	7.88%
JNL/T. Rowe Price Value Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	30.06%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	22.66%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	16.14%
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	8.09%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	7.42%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	7.06%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	5.41%

Fund	Name and Address	Percentage of Shares Owned
JNL/WCM Focused International Equity Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	19.16%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	16.88%
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	16.68%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	13.40%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	10.67%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	9.49%
	JNL Moderate Allocation Fund 1 Corporate Way Lansing MI 48951	5.66%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	5.01%
JNL/Westchester Capital Event Driven Fund (Class I)
	JNL Moderate Growth Allocation Fund 1 Corporate Way Lansing MI 48951	48.67%
	JNL Growth Allocation Fund 1 Corporate Way Lansing MI 48951	35.00%
	JNL Aggressive Growth Allocation Fund 1 Corporate Way Lansing MI 48951	15.12%

Fund	Name and Address	Percentage of Shares Owned
JNL/WMC Value Fund (Class I)
	JNL/Goldman Sachs Managed Growth Fund 1 Corporate Way Lansing MI 48951	37.38%
	JNL/Goldman Sachs Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	29.87%
	JNL/Goldman Sachs Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	20.67%
	JNL/Goldman Sachs Managed Moderate Fund 1 Corporate Way Lansing MI 48951	5.49%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant investment divisions. As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. As of April 1, 2021, the following persons were deemed to have an indirect beneficial interest totaling more than 25% of any voting securities of the Fund(s):

Fund	Name and Address	Percentage of Shares Owned
JNL iShares Tactical Moderate Growth Fund (Class I)
	Mary Duross 1 Lower Woods Road S Utica NY 13501	26.30%
JNL/Goldman Sachs Managed Moderate Fund (Class I)
	Avrille Copans 6757 Tema St San Diego CA 92120	32.93%

The Goldman Sachs Managed Funds noted above are Funds of the Trust. The address for the Goldman Sachs Managed Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.

INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS

Investment Adviser

Jackson National Asset Management, LLC

JNAM, 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust. As investment adviser, JNAM provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom.

Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. In February of 2021, Prudential plc announced that it plans to pursue a separation of Jackson Financial Inc. in the second quarter of 2021 through a demerger, whereby shares of Jackson Financial Inc. would be distributed to Prudential plc shareholders.

JNAM acts as investment adviser to each series of the Trust, other than the JNL/Mellon Master Funds, pursuant to an Investment Advisory and Management Agreement. JNAM acts as investment adviser to the JNL/Mellon Master Funds pursuant to a Unitary Fee Agreement, which took effect when the JNL/Mellon Master Funds commenced operations on April 26, 2021.

The Investment Advisory and Management Agreement and the Unitary Fee Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days’ notice by the Adviser, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement and the Unitary Fee Agreement each provide that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays the Adviser a fee in respect of each Fund as described in the Prospectus. The net fees paid by the Trust to the Adviser pursuant to the Investment Advisory and Management Agreement for the fiscal years ended December 31, 2020, December 31, 2019, and December 31, 2018, were $804,457,101, $718,278,541, and $688,586,059, respectively.

The JNL/Goldman Sachs 4 Fund did not charge an investment advisory fee for the fiscal years ended listed below. For the fiscal years ended December 31, 2020, December 31, 2019, and December 31, 2018, the fees incurred by each remaining Fund (after any fee waivers) pursuant to the Investment Advisory and Management Agreement are listed below. Effective April 26, 2021, the JNL/Goldman Sachs 4 Fund charges an investment advisory fee. A table outlining any fee waivers that reduced the advisory fee a Fund incurred immediately follows this table.

Fund	December 31, 2020	December 31, 2019	December 31, 2018
JNL/American Funds Balanced Fund	$8,752,657	$6,884,968	$5,071,513
JNL/American Funds Bond Fund of America Fund[1]	N/A	N/A	N/A
JNL/American Funds Capital Income Builder Fund[2]	$766,126	$377,501	$23,204
JNL/American Funds Capital World Bond Fund	$2,873,126	$2,998,228	$3,196,316
JNL/American Funds Global Growth Fund	$3,611,439	$2,242,567	$1,434,610
JNL/American Funds Global Small Capitalization Fund	$4,580,714	$4,558,758	$4,615,456
JNL/American Funds Growth Fund	$11,774,920	$6,186,711	$3,417,744
JNL/American Funds Growth-Income Fund	$41,296,255	$38,961,104	$35,364,314
JNL/American Funds International Fund	$12,315,434	$13,560,728	$14,606,086
JNL/American Funds New World Fund	$12,984,384	$12,832,605	$12,820,314
JNL/American Funds® Washington Mutual Investors Fund	$16,928,794	$17,820,416	$18,850,585
JNL Multi-Manager Alternative Fund	$12,876,196	$13,748,878	$12,957,519
JNL Multi-Manager Emerging Markets Equity Fund	$9,382,328	$5,932,407	$6,818,165

Fund	December 31, 2020	December 31, 2019	December 31, 2018
JNL Multi-Manager International Small Cap Fund[2]	$1,949,198	$2,045,179	$703,428
JNL Multi-Manager Mid Cap Fund	$7,285,842	$7,186,975	$6,226,102
JNL Multi-Manager Small Cap Growth Fund	$13,806,590	$12,776,769	$11,194,667
JNL Multi-Manager Small Cap Value Fund	$6,388,365	$7,864,871	$8,218,054
JNL iShares Tactical Moderate Fund	$332,630	$285,499	$266,498
JNL iShares Tactical Moderate Growth Fund	$576,758	$560,614	$562,477
JNL iShares Tactical Growth Fund	$499,100	$473,972	$451,176
JNL/American Funds Moderate Growth Allocation Fund	$4,545,789	$4,303,173	$4,204,514
JNL/American Funds Growth Allocation Fund	$5,318,773	$4,778,808	$4,341,383
JNL/AQR Large Cap Defensive Style Fund[3]	$180,998	$88,278	N/A
JNL/Baillie Gifford International Growth Fund	$5,382,558	$3,798,035	$2,573,319
JNL/Baillie Gifford U.S. Equity Growth Fund[1]	N/A	N/A	N/A
JNL/BlackRock Advantage International Fund[3]	$151,616	$74,860	N/A
JNL/BlackRock Global Allocation Fund	$20,322,968	$21,371,255	$23,517,927
JNL/BlackRock Global Natural Resources Fund	$3,197,783	$3,566,566	$4,239,303
JNL/BlackRock Large Cap Select Growth Fund	$20,158,009	$16,995,829	$16,239,618
JNL/Causeway International Value Select Fund	$6,147,867	$7,602,130	$8,986,159
JNL/ClearBridge Large Cap Growth Fund	$6,273,533	$4,219,320	$2,757,424
JNL/DFA International Core Equity Fund[3]	$382,527	$170,806	N/A
JNL/DFA U.S. Core Equity Fund	$4,600,628	$4,815,086	$4,679,365
JNL/DFA U.S. Small Cap Fund	$858,092	$734,329	$617,174
JNL/DoubleLine® Core Fixed Income Fund	$13,977,131	$13,070,772	$13,028,834
JNL/DoubleLine® Emerging Markets Fixed Income Fund	$4,184,682	$3,600,959	$3,501,554
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	$10,589,920	$10,038,905	$9,027,084
JNL/DoubleLine® Total Return Fund	$11,714,490	$10,571,428	$9,194,887
JNL/Fidelity Institutional Asset Management® Total Bond Fund	$4,499,251	$4,008,211	$4,512,629
JNL/First Sentier Global Infrastructure Fund	$6,641,890	$6,945,870	$6,665,286
JNL/Franklin Templeton Global Multisector Bond Fund	$4,251,265	$8,447,717	$9,449,738
JNL/Franklin Templeton Growth Allocation Fund	$6,036,200	$3,405,160	N/A
JNL/Franklin Templeton Income Fund	$8,650,053	$10,740,813	$12,536,458
JNL/GQG Emerging Markets Equity Fund	$5,891,380	$4,629,192	$4,261,795
JNL/Harris Oakmark Global Equity Fund	$4,769,294	$6,026,894	$7,183,606
JNL/Heitman U.S. Focused Real Estate Fund[2]	$1,170,666	$1,183,309	$329,221
JNL/Invesco Diversified Dividend Fund	$5,287,033	$3,214,464	$2,925,519
JNL/Invesco Global Growth Fund	$11,876,540	$12,463,391	$13,054,273
JNL/Invesco International Growth Fund	$5,308,710	$5,765,697	$6,955,957
JNL/Invesco Small Cap Growth Fund	$12,075,078	$12,643,814	$13,575,772
JNL/JPMorgan Global Allocation Fund	$5,544,674	$277,542	$238,383
JNL/JPMorgan Hedged Equity Fund[2]	$2,018,643	$1,038,199	$114,218
JNL/JPMorgan MidCap Growth Fund	$13,636,525	$11,436,640	$10,727,279
JNL/JPMorgan U.S. Government & Quality Bond Fund	$5,541,316	$3,242,117	$3,479,284
JNL/JPMorgan U.S. Value Fund	$4,206,714	$4,847,512	$6,740,893
JNL/Lazard International Strategic Equity Fund	$2,006,645	$1,252,080	$583,942
JNL/Loomis Sayles Global Growth Fund[2]	$3,411,217	$1,570,450	$553,504
JNL/Lord Abbett Short Duration Income Fund[4]	$467,476	N/A	N/A
JNL/Mellon DowSM Index Fund	$1,854,069	$1,719,730	$1,552,952
JNL/Mellon Emerging Markets Index Fund	$2,653,518	$2,921,905	$3,279,264
JNL/Mellon Equity Income Fund	$1,180,845	$1,572,759	$882,648
JNL/Mellon MSCI KLD 400 Social Index Fund	$236,800	$112,970	$61,445
JNL/Mellon World Index Fund	$643,473	$667,227	$681,139
JNL/Mellon Nasdaq® 100 Index Fund	$7,421,391	$5,128,026	$4,501,965

Fund	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Mellon S&P 500 Index Fund	$9,820,222	$9,038,379	$8,880,964
JNL/Mellon S&P 400 MidCap Index Fund	$4,098,445	$4,264,236	$4,356,982
JNL/Mellon Small Cap Index Fund	$3,183,956	$3,492,462	$3,525,469
JNL/Mellon International Index Fund	$2,513,317	$2,730,973	$2,967,511
JNL/Mellon Bond Index Fund	$2,063,318	$1,826,736	$1,879,854
JNL/Mellon U.S. Stock Market Index Fund	$1,311,339	$859,531	$368,992
JNL/Mellon Communication Services Sector Fund	$385,976	$311,095	$241,090
JNL/Mellon Consumer Discretionary Sector Fund	$2,449,995	$2,291,303	$2,233,811
JNL/Mellon Consumer Staples Sector Fund	$401,084	$218,471	$68,468
JNL/Mellon Energy Sector Fund	$1,463,015	$2,063,276	$2,578,761
JNL/Mellon Financial Sector Fund	$1,872,946	$2,298,124	$2,600,718
JNL/Mellon Healthcare Sector Fund	$5,787,116	$5,483,802	$5,418,813
JNL/Mellon Industrials Sector Fund	$165,337	$142,948	$92,167
JNL/Mellon Information Technology Sector Fund	$6,818,270	$5,201,311	$4,682,515
JNL/Mellon Materials Sector Fund	$90,319	$53,089	$116,858
JNL/Mellon Real Estate Sector Fund	$256,263	$280,224	$245,291
JNL S&P 500 Index Fund	$230,540	$107,842	$37,653
JNL/Mellon Utilities Sector Fund	$606,103	$502,157	$186,328
JNL/MFS Mid Cap Value Fund	$7,662,724	$7,443,602	$6,137,890
JNL/Morningstar PitchBook Listed Private Equity Index Fund[1]	N/A	N/A	N/A
JNL/Morningstar Wide Moat Index Fund[2]	$1,524,619	$1,108,108	$299,401
JNL/Neuberger Berman Commodity Strategy Fund	$165,232	$542,248	$708,289
JNL/Neuberger Berman Strategic Income Fund	$3,911,458	$3,714,242	$3,402,452
JNL/PIMCO Income Fund	$7,692,685	$6,500,716	$4,513,856
JNL/PIMCO Investment Grade Credit Bond Fund	$5,287,824	$1,996,452	$1,572,648
JNL/PIMCO Real Return Fund	$5,453,566	$6,411,723	$7,302,067
JNL/PPM America Floating Rate Income Fund	$5,445,494	$7,101,393	$7,271,433
JNL/PPM America High Yield Bond Fund	$6,235,038	$6,976,760	$7,368,356
JNL/PPM America Total Return Fund	$6,315,159	$4,807,180	$4,651,738
JNL/RAFI® Fundamental U.S. Small Cap Fund[3]	$630,497	$389,207	N/A
JNL/RAFI® Multi-Factor U.S. Equity Fund[3]	$4,159,031	$2,491,328	N/A
JNL/T. Rowe Price Balanced Fund	$2,498,650	$2,747,674	$1,474,758
JNL/T. Rowe Price Capital Appreciation Fund	$37,795,054	$26,328,508	$17,149,305
JNL/T. Rowe Price Established Growth Fund	$45,788,235	$41,859,750	$41,039,768
JNL/T. Rowe Price Mid-Cap Growth Fund	$34,606,704	$35,833,077	$33,459,315
JNL/T. Rowe Price Short-Term Bond Fund	$4,883,919	$4,976,665	$4,747,338
JNL/T. Rowe Price U.S. High Yield Fund	$2,821,579	$3,650,648	$3,397,240
JNL/T. Rowe Price Value Fund	$19,168,209	$20,775,153	$23,173,710
JNL/Vanguard Moderate ETF Allocation Fund	$756,703	$466,944	$202,335
JNL/Vanguard Moderate Growth ETF Allocation Fund	$955,277	$633,152	$309,752
JNL/Vanguard Growth ETF Allocation Fund	$1,016,427	$690,151	$368,407
JNL/WCM Focused International Equity Fund	$12,021,636	$9,662,270	$9,865,967

Fund	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Westchester Capital Event Driven Fund	$1,896,506	$2,919,673	$2,402,612
JNL/WMC Balanced Fund	$26,999,721	$26,165,493	$24,868,425
JNL/WMC Equity Income Fund	$2,227,878	$1,429,363	$529,204
JNL/WMC Global Real Estate Fund	$5,585,537	$7,952,045	$9,616,866
JNL/WMC Government Money Market Fund	$3,388,797	$2,110,461	$1,940,936
JNL/WMC Value Fund	$5,192,363	$5,127,291	$5,614,516
JNL/Goldman Sachs 4 Fund[1]	N/A	N/A	N/A
JNL/Goldman Sachs Managed Conservative Fund	$1,209,635	$1,244,244	$1,343,987
JNL/Goldman Sachs Managed Moderate Fund	$2,460,525	$2,598,699	$2,773,709
JNL/Goldman Sachs Managed Moderate Growth Fund	$4,419,964	$4,666,108	$4,967,816
JNL/Goldman Sachs Managed Growth Fund	$4,249,299	$4,377,887	$4,571,974
JNL/Goldman Sachs Managed Aggressive Growth Fund	$2,047,972	$2,030,958	$2,059,204
JNL Conservative Allocation Fund	$752,983	$555,238	$461,206
JNL Moderate Allocation Fund	$1,816,015	$730,392	$751,025
JNL Moderate Growth Allocation Fund	$3,280,210	$2,097,401	$2,182,637
JNL Growth Allocation Fund	$2,037,465	$2,113,632	$2,221,163
JNL Aggressive Growth Allocation Fund	$1,383,418	$1,420,060	$1,500,402
JNL Bond Index Fund[1]	N/A	N/A	N/A
JNL Emerging Markets Index Fund[1]	N/A	N/A	N/A
JNL International Index Fund[1]	N/A	N/A	N/A
JNL Mid Cap Index Fund[1]	N/A	N/A	N/A
JNL Small Cap Index Fund[1]	N/A	N/A	N/A

1 The Fund commenced operations April 26, 2021.

2 The Fund commenced operations August 13, 2018.

3 The Fund commenced operations June 24, 2019.

4 The Fund commenced operations on April 27, 2020.

For the fiscal years ended December 31, 2020, December 31, 2019, and December 31, 2018, for certain Funds, JNAM waived the following fees pursuant to the Management Fee Waiver Agreement or a voluntary management fee waiver, as applicable.

Fund	December 31, 2020	December 31, 2019	December 31, 2018
JNL/American Funds Balanced Fund	$5,101,584	$4,357,699	$3,857,212
JNL/American Funds Bond Fund of America Fund[4]	N/A	N/A	N/A
JNL/American Funds Capital Income Builder Fund[1]	$406,525	$258,218	$16,249
JNL/American Funds Capital World Bond Fund	$2,128,867	$2,454,492	$2,796,776
JNL/American Funds Global Growth Fund	$2,778,024	$1,779,176	$1,229,668
JNL/American Funds Global Small Capitalization Fund	$3,523,618	$3,617,374	$3,905,392
JNL/American Funds Growth Fund	$8,456,442	$4,367,038	$2,506,353
JNL/American Funds Growth-Income Fund	$22,639,334	$22,410,447	$22,495,218
JNL/American Funds International Fund	$8,439,592	$9,631,949	$11,083,366
JNL/American Funds New World Fund	$9,227,716	$9,807,679	$10,266,909
JNL/American Funds® Washington Mutual Investors Fund	$11,357,342	$12,488,252	$14,373,930
JNL Multi-Manager Alternative Fund	$49,085	N/A	N/A
JNL Multi-Manager Emerging Markets Equity Fund	N/A	N/A	N/A
JNL Multi-Manager International Small Cap Fund[1]	N/A	N/A	N/A
JNL Multi-Manager Mid Cap Fund	N/A	N/A	N/A
JNL Multi-Manager Small Cap Growth Fund	N/A	N/A	N/A
JNL Multi-Manager Small Cap Value Fund	N/A	N/A	N/A
JNL iShares Tactical Moderate Fund	N/A	N/A	N/A
JNL iShares Tactical Moderate Growth Fund	N/A	N/A	N/A
JNL iShares Tactical Growth Fund	N/A	N/A	N/A
JNL/American Funds Moderate Growth Allocation Fund	N/A	N/A	N/A
JNL/American Funds Growth Allocation Fund	N/A	N/A	N/A
JNL/AQR Large Cap Defensive Style Fund[2]	N/A	N/A	N/A
JNL/Baillie Gifford International Growth Fund	$3,871,837	$2,896,328	$2,096,774
JNL/Baillie Gifford U.S. Equity Growth Fund[4]	N/A	N/A	N/A
JNL/BlackRock Advantage International Fund[2]	N/A	N/A	N/A
JNL/BlackRock Global Allocation Fund	$318,504	N/A	N/A
JNL/BlackRock Global Natural Resources Fund	N/A	N/A	N/A
JNL/BlackRock Large Cap Select Growth Fund	N/A	N/A	N/A
JNL/Causeway International Value Select Fund	N/A	N/A	N/A
JNL/ClearBridge Large Cap Growth Fund	N/A	N/A	N/A
JNL/DFA International Core Equity Fund[2]	$4,782	N/A	N/A
JNL/DFA U.S. Core Equity Fund	N/A	N/A	N/A
JNL/DFA U.S. Small Cap Fund	N/A	N/A	$15,328
JNL/DoubleLine® Core Fixed Income Fund	N/A	N/A	N/A
JNL/DoubleLine® Emerging Markets Fixed Income Fund	N/A	N/A	N/A
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	N/A	$80,818	$83,558
JNL/DoubleLine® Total Return Fund	N/A	N/A	N/A
JNL/Fidelity Institutional Asset Management® Total Bond Fund	N/A	N/A	N/A
JNL/First Sentier Global Infrastructure Fund	N/A	N/A	N/A
JNL/Franklin Templeton Global Multisector Bond Fund	N/A	N/A	N/A
JNL/Franklin Templeton Growth Allocation Fund	$107,512	$68,778	N/A
JNL/Franklin Templeton Income Fund	N/A	N/A	N/A
JNL/GQG Emerging Markets Equity Fund	N/A	N/A	N/A
JNL/Harris Oakmark Global Equity Fund	N/A	N/A	N/A
JNL/Heitman U.S. Focused Real Estate Fund[1]	N/A	N/A	N/A
JNL/Invesco Diversified Dividend Fund	N/A	N/A	N/A
JNL/Invesco Global Growth Fund	N/A	N/A	N/A

Fund	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Invesco International Growth Fund	N/A	N/A	N/A
JNL/Invesco Small Cap Growth Fund	N/A	N/A	N/A
JNL/JPMorgan Global Allocation Fund	$31,630	$42,925	N/A
JNL/JPMorgan Hedged Equity Fund[1]	N/A	N/A	N/A
JNL/JPMorgan MidCap Growth Fund	N/A	N/A	$5,956
JNL/JPMorgan U.S. Government & Quality Bond Fund	N/A	N/A	$1,424
JNL/JPMorgan U.S. Value Fund	N/A	N/A	N/A
JNL/Lazard International Strategic Equity Fund	N/A	N/A	N/A
JNL/Loomis Sayles Global Growth Fund[1]	N/A	N/A	N/A
JNL/Lord Abbett Short Duration Income Fund[3]	N/A	N/A	N/A
JNL/Mellon DowSM Index Fund	N/A	N/A	N/A
JNL/Mellon Emerging Markets Index Fund	N/A	N/A	N/A
JNL/Mellon Equity Income Fund	N/A	N/A	N/A
JNL/Mellon MSCI KLD 400 Social Index Fund	N/A	N/A	N/A
JNL/Mellon World Index Fund	N/A	N/A	N/A
JNL/Mellon Nasdaq® 100 Index Fund	N/A	N/A	N/A
JNL/Mellon S&P 500 Index Fund	N/A	N/A	N/A
JNL/Mellon S&P 400 MidCap Index Fund	N/A	N/A	N/A
JNL/Mellon Small Cap Index Fund	N/A	N/A	N/A
JNL/Mellon International Index Fund	N/A	N/A	N/A
JNL/Mellon Bond Index Fund	N/A	N/A	N/A
JNL/Mellon U.S. Stock Market Index Fund	$298,214	$257,851	$110,694
JNL/Mellon Communication Services Sector Fund	N/A	N/A	N/A
JNL/Mellon Consumer Discretionary Sector Fund	N/A	N/A	N/A
JNL/Mellon Consumer Staples Sector Fund	N/A	N/A	N/A
JNL/Mellon Energy Sector Fund	N/A	N/A	N/A
JNL/Mellon Financial Sector Fund	N/A	N/A	N/A
JNL/Mellon Healthcare Sector Fund	N/A	N/A	N/A
JNL/Mellon Industrials Sector Fund	N/A	N/A	N/A
JNL/Mellon Information Technology Sector Fund	N/A	N/A	N/A
JNL/Mellon Materials Sector Fund	N/A	N/A	N/A
JNL/Mellon Real Estate Sector Fund	N/A	N/A	N/A
JNL S&P 500 Index Fund	$195,958	$91,664	$28,469
JNL/Mellon Utilities Sector Fund	N/A	N/A	N/A
JNL/MFS Mid Cap Value Fund	N/A	N/A	N/A
JNL/Morningstar PitchBook Listed Private Equity Index Fund[4]	N/A	N/A	N/A
JNL/Morningstar Wide Moat Index Fund[1]	N/A	N/A	N/A
JNL/Neuberger Berman Commodity Strategy Fund	N/A	N/A	N/A
JNL/Neuberger Berman Strategic Income Fund	N/A	N/A	N/A
JNL/PIMCO Income Fund	N/A	N/A	N/A
JNL/PIMCO Investment Grade Credit Bond Fund	N/A	N/A	N/A
JNL/PIMCO Real Return Fund	N/A	N/A	N/A
JNL/PPM America Floating Rate Income Fund	N/A	N/A	N/A
JNL/PPM America High Yield Bond Fund	N/A	N/A	N/A
JNL/PPM America Total Return Fund	N/A	N/A	N/A

Fund	December 31, 2020	December 31, 2019	December 31, 2018
JNL/RAFI® Fundamental U.S. Small Cap Fund[2]	N/A	N/A	$484
JNL/RAFI® Multi-Factor U.S. Equity Fund[2]	N/A	N/A	N/A
JNL/T. Rowe Price Balanced Fund	N/A	N/A	N/A
JNL/T. Rowe Price Capital Appreciation Fund	$3,624	$66,807	$68,922
JNL/T. Rowe Price Established Growth Fund	N/A	N/A	N/A
JNL/T. Rowe Price Mid-Cap Growth Fund	$124,178	$400,031	$399,855
JNL/T. Rowe Price Short-Term Bond Fund	N/A	N/A	N/A
JNL/T. Rowe Price U.S. High Yield Fund	N/A	N/A	N/A
JNL/T. Rowe Price Value Fund	N/A	$257,437	$450,033
JNL/Vanguard Moderate ETF Allocation Fund	$52,946	$116,738	$50,585
JNL/Vanguard Moderate Growth ETF Allocation Fund	$65,202	$158,291	$77,440
JNL/Vanguard Growth ETF Allocation Fund	$54,120	$138,030	$73,681
JNL/WCM Focused International Equity Fund	N/A	N/A	N/A
JNL/Westchester Capital Event Driven Fund	N/A	N/A	N/A
JNL/WMC Balanced Fund	N/A	N/A	N/A
JNL/WMC Equity Income Fund	$1,454,252	$989,065	$403,202
JNL/WMC Global Real Estate Fund	N/A	N/A	N/A
JNL/WMC Government Money Market Fund	$2,778,024	N/A	N/A
JNL/WMC Value Fund	N/A	N/A	N/A
JNL/Goldman Sachs 4 Fund	N/A	N/A	N/A
JNL/Goldman Sachs Managed Conservative Fund	N/A	N/A	N/A
JNL/Goldman Sachs Managed Moderate Fund	N/A	N/A	N/A
JNL/Goldman Sachs Managed Moderate Growth Fund	N/A	N/A	N/A
JNL/Goldman Sachs Managed Growth Fund	N/A	N/A	N/A
JNL/Goldman Sachs Managed Aggressive Growth Fund	N/A	N/A	N/A
JNL Conservative Allocation Fund	N/A	$23,625	$22,457
JNL Moderate Allocation Fund	N/A	$33,835	$33,765
JNL Moderate Growth Allocation Fund	N/A	N/A	N/A
JNL Growth Allocation Fund	N/A	N/A	N/A
JNL Aggressive Growth Allocation Fund	N/A	N/A	N/A
JNL Bond Index Fund[4]	N/A	N/A	N/A
JNL Emerging Markets Index Fund[4]	N/A	N/A	N/A
JNL International Index Fund[4]	N/A	N/A	N/A
JNL Mid Cap Index Fund[4]	N/A	N/A	N/A
JNL Small Cap Index Fund[4]	N/A	N/A	N/A
[1]	The Fund commenced operations August 13, 2018.
[2]	The Fund commenced operations June 24, 2019.
[3]	The Fund commenced operations April 27, 2020.
[4]	The Fund commenced operations April 26, 2021.

Investment Sub-Advisers and Portfolio Managers

In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

AQR Capital Management, LLC

AQR Capital Management, LLC (“AQR”) is located at Two Greenwich Plaza, Greenwich, Connecticut 06830 and serves as sub-adviser to the JNL/AQR Large Cap Defensive Style Fund. AQR, a Delaware limited liability company founded in 1998, is a wholly owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of AQR. Clifford Asness, Ph.D., M.B.A, may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings.

Portfolio Manager Compensation Structure

The compensation for each of the portfolio managers that are a Principal of AQR is in the form of distributions based on the net income generated by AQR and each Principal’s relative ownership in AQR. Net income distributions are a function of assets under management and performance of the funds and accounts managed by the adviser. A Principal’s relative ownership in AQR is based on cumulative research, leadership and other contributions to AQR. There is no direct linkage between assets under management, performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues. Each portfolio manager is also eligible to participate in the adviser’s 401(k) retirement plan which is offered to all employees of the adviser.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL/AQR Large Cap Defensive Style Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Michele L. Aghassi, Ph.D.	Other Registered Investment Companies	29	$15.45 billion	1	$134.63 million
	Other Pooled Vehicles	8	$5.33 billion	5	$3.74 billion
	Other Accounts	11	$4.90 billion	4	$1.85 billion

Andrea Frazzini, Ph.D., M.S.	Other Registered Investment Companies	34	$16.89 billion	1	$134.63 million
	Other Pooled Vehicles	13	$6.34 billion	10	$4.75 billion
	Other Accounts	24	$14.87 billion	6	$3.87 billion

Lars N. Nielsen, M.Sc.	Other Registered Investment Companies	39	$21.81 billion	1	$134.63 million
	Other Pooled Vehicles	29	$8.88 billion	26	$7.28 billion
	Other Accounts	30	$18.55 billion	11	$7.51 billion

Ronen Israel, M.A.	Other Registered Investment Companies	42	$22.51 billion	1	$134.63 million
	Other Pooled Vehicles	29	$8.88 billion	26	$7.28 billion
	Other Accounts	30	$18.55 billion	11	$7.51 billion

Conflicts of Interest

Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of AQR or its affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity (“Proprietary Accounts”). Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts (including, for purposes of this discussion, other funds and Proprietary Accounts), on the other. The other accounts might have similar investment objectives or strategies as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. A potential conflict of interest exists where portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

A number of potential conflicts of interest may arise as a result of AQR’s or portfolio manager’s management of a number of accounts with similar investment strategies. Often, an investment opportunity may be suitable for both the Fund and other accounts, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. In circumstances where the amount of total exposure to a strategy or investment type across accounts is, in the opinion of AQR, capacity constrained, the availability of the strategy or investment type for the Fund and other accounts may be reduced in AQR’s discretion. The Fund may therefore have reduced exposure to a capacity constrained strategy or investment type, which could adversely affect the Fund’s return. AQR is not obligated to allocate capacity pro rata and may take its financial interests into account when allocating capacity among the Fund and other accounts.

Another conflict could arise where different account guidelines and/or differences within particular investment strategies lead to the use of different investment practices for portfolios with a similar investment strategy. AQR will not necessarily purchase or sell the same instruments at the same time or in the same direction (particularly if different accounts have different strategies), or in the same proportionate amounts for all eligible accounts (particularly if different accounts have materially different amounts of capital under management, different amounts of investable cash available, different investment restrictions, or different risk tolerances). As a result, although AQR manages numerous accounts and/or portfolios with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same instruments, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account. AQR may, from time to time, implement new trading strategies or participate in new trading strategies for some but not all accounts, including the Fund. Strategies may not be implemented in the same manner among accounts where they are employed, even if the strategy is consistent with the objectives of such accounts. In certain circumstances, investment opportunities that are in limited supply and/or have limited return potential in light of administrative costs of pursuing such investments (e.g., IPOs) are only allocated to accounts where the given opportunity is more closely aligned with the applicable strategy and/or trading approach.

Whenever decisions are made to buy or sell investments by the Fund and one or more other accounts simultaneously, AQR or portfolio manager may aggregate the purchases and sales of the investments and will allocate the transactions in a manner that it believes to be equitable under the circumstances. To this end, AQR has adopted policies and procedures that are intended to ensure that investment opportunities are allocated equitably among accounts over time. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts or the Fund may not be allocated the full amount of the investments sought to be traded. These aggregation and allocation policies could have a detrimental effect on the price or amount of the investments available to the Fund from time to time. Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Fund.

To the extent that the Fund holds interests in an issuer that are different (or more senior or junior) than, or potentially adverse to, those held by other accounts, AQR may be presented with investment decisions where the outcome would benefit one account and would not benefit or would harm the other account. This may include, but is not limited to, an account investing in a different security of an issuer’s capital structure than another account, an account investing in the same security but on different terms than another account, an account obtaining exposure to an investment using different types of securities or instruments than another account, an account engaging in short selling of securities that another account holds long, an account voting securities in a different manner than another account, and/or an account acquiring or disposing of its interests at different times than another account. This could have a material adverse effect on, or in some instances could benefit, one or more of such accounts, including accounts that are affiliates of AQR, accounts in which AQR has an interest, or accounts which pay AQR higher fees or a performance fee. These transactions or investments by one or more accounts could dilute or otherwise disadvantage the values, prices, or investment strategies of such accounts. When AQR, on behalf of an account, manages or implements a portfolio decision ahead of, or contemporaneously with, portfolio decisions of another account, market impact, liquidity constraints, or other factors could result in such other account receiving less favorable pricing or trading results, paying higher transaction costs, or being otherwise disadvantaged. In addition, in connection with the foregoing, AQR, on behalf of an account, is permitted to pursue or enforce rights or actions, or refrain from pursuing or enforcing rights or actions, with respect to a particular issuer in which action could materially adversely affect such other account.

In addition, when the Fund and other accounts hold investments in the same issuer (including at the same place in the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work- outs or other activities related to its investment in the issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as other accounts in the same or similar situations even if AQR believes it would be in the Fund’s best economic interests to do so. The Fund may be prohibited by applicable law from investing in an issuer (or an affiliate) that other accounts are also investing in or currently invest in even if AQR believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with issuers that AQR considers to be at risk of default and restructuring or work-outs with debt holders, which may include the Fund and other accounts. In some cases, to avoid the potential of future prohibited transactions, AQR may avoid allocating an investment opportunity to the Fund that it would otherwise recommend, subject to AQR’s then-current allocation policy and any applicable exemptions. In certain circumstances, AQR may be restricted from transacting in a security or instrument because of material non-public information received in connection with an investment opportunity that is offered to AQR or an affiliate of AQR. In other circumstances, AQR will not participate in an investment opportunity to avoid receiving material non-public information that would restrict AQR from transacting in a security or instrument. These restrictions may adversely impact the Fund’s performance.

AQR and the Fund’s portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, as they may have an incentive to favor accounts with the potential for greater fees. For instance, the entitlement to a performance fee in managing one or more accounts may create an incentive for AQR to take risks in managing assets that it would not otherwise take in the absence of such arrangements. Additionally, since performance fees reward AQR for performance in accounts which are subject to such fees, AQR may have an incentive to favor these accounts over those that have only fixed asset-based fees, with respect to areas such as trading opportunities, trade allocation, and allocation of new investment opportunities.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Fund and other accounts and that are designed to ensure that all accounts, including the Fund, are treated fairly and equitably over time.

Security Ownership of Portfolio Managers for the JNL/AQR Large Cap Defensive Style Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michele L. Aghassi, Ph.D.	X
Andrea Frazzini, Ph.D., M.S.	X
Lars N. Nielsen, M.Sc.	X
Ronen Israel, M.A.	X

Baillie Gifford Overseas Limited

Baillie Gifford Overseas Limited (“Baillie Gifford”) is located at Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland. Baillie Gifford serves as the Sub-Adviser to the JNL/Baillie Gifford International Growth Fund and the JNL/Baillie Gifford U.S. Equity Growth Fund. It also serves as a co-sub-adviser to JNL Multi-Manager International Small Cap Fund.

Portfolio Manager Compensation Structure

The remuneration for non-partner Investment Managers (Portfolio Managers and Researchers) at Baillie Gifford has three key elements ( i) base salary, ( ii) a company-wide all staff bonus and ( iii) a performance related bonus, referred to as the Investment Departments’ Bonus Scheme. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Baillie Gifford employees.

Performance for non-partner Investment Managers is measured in two ways. Primarily, 50% of the bonus is based on individual performance. This is determined by the individual’s line manager at the annual appraisal at which staff are assessed against key competences and pre-agreed objectives. The remaining 50% is determined by the investment performance of the investment team, the Portfolio Construction Groups (PCGs), or a combination of both that the individual has been part of, over the specified investment time horizon, reflecting Baillie Gifford’s emphasis on long term investing.

Within the firm each Investment Team and the PCG have pre-determined performance targets. These targets, along with the relevant portfolios being measured, are established and agreed with by each Head of Department following consultation with the Investment Management Committee.

All Bonus Scheme members defer between 20% and 40% of their annual variable remuneration. Awards deferred are held for a period of three years and are invested in a range of funds managed by Baillie Gifford that broadly reflect the firm’s investment policy.

Partner remuneration comprises a fixed base salary and a share of the partnership profits. The profit share is calculated as a percentage of total partnership profits based on seniority, role within Baillie Gifford and length of service. The basis of the profit share is detailed in the Baillie Gifford Partnership Agreement. The main staff benefits, such as pension benefits, are not available to partners, who therefore provide for benefits from their own personal funds.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager International Small Cap Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Praveen Kumar	Other Registered Investment Companies	1	$1.88 million	1	$295.52 million
	Other Pooled Vehicles	4	$8.56 billion	0	$0
	Other Accounts	4	$1.56 billion	2	$782.62 million

Brian Lum, CFA	Other Registered Investment Companies	2	$4.58 billion	3	$50.45 billion
	Other Pooled Vehicles	4	$2.38 billion	1	$165.02 million
	Other Accounts	35	$21.92 billion	0	$0

Milena Mileva	Other Registered Investment Companies	1	$1.88 million	1	$295.52 million
	Other Pooled Vehicles	3	$1.12 billion	0	$0
	Other Accounts	8	$3.70 billion	0	$0

Steve Vaughan, CFA	Other Registered Investment Companies	1	$1.88 million	1	$295.52 million
	Other Pooled Vehicles	1	$366.35 million	0	$0
	Other Accounts	1	$801.06 million	0	$0

JNL/Baillie Gifford U.S. International Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
James K. Anderson	Other Registered Investment Companies	2	$4.68 billion	2	$50.15 billion
	Other Pooled Vehicles	6	26,684,972,328	1	$165.02 million
	Other Accounts	38	22,467,471,482	0	$0

Julia Angeles	Other Registered Investment Companies	1	$4.58 billion	2	$50.15 billion
	Other Pooled Vehicles	6	$2.51 billion	1	$165.02 million
	Other Accounts	38	$22.13 billion	0	$0

Lawrence Burns	Other Registered Investment Companies	2	$4.68 billion	2	$50.15 billion
	Other Pooled Vehicles	5	2,436,824,959	1	$165.02 million
	Other Accounts	38	22,467,471,482	0	$0

Thomas Coutts, CFA	Other Registered Investment Companies	1	$4.58 billion	2	$50.15 billion
	Other Pooled Vehicles	4	$2.38 billion	1	$165.02 million
	Other Accounts	35	$21.92 billion	0	$0

Brian Lum, CFA	Other Registered Investment Companies	2	$4.58 billion	3	$50.45 billion
	Other Pooled Vehicles	4	$2.38 billion	1	$165.02 million
	Other Accounts	35	$21.92 billion	0	$0

JNL/Baillie Gifford U.S. Equity Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Dave Bujnowski	Other Registered Investment Companies	1	$100.19 million	1	$8.96 billion
	Other Pooled Vehicles	3	$10.58 billion	0	$0
	Other Accounts	10	$3.66 billion	0	$0

Kirsty Gibson	Other Registered Investment Companies	1	$100.19 million	1	$8.96 billion
	Other Pooled Vehicles	3	$10.58 billion	0	$0
	Other Accounts	10	$3.66 billion	0	$0

Gary Robinson, CFA	Other Registered Investment Companies	1	$100.19 million	1	$8.96 billion
	Other Pooled Vehicles	3	$10.58 billion	0	$0
	Other Accounts	10	$3.66 billion	0	$0

Tom Slater, CFA	Other Registered Investment Companies	1	$100.19 million	1	$8.96 billion
	Other Pooled Vehicles	3	$10.58 billion	0	$0
	Other Accounts	10	$3.66 billion	0	$0

Conflicts of Interest

Baillie Gifford’s individual portfolio managers may manage multiple accounts for multiple clients, including the Fund. In addition to mutual funds, these other accounts may include separate accounts, collective investment schemes, or offshore funds. Baillie Gifford manages potential conflicts between the Fund and other types of accounts through allocation policies and procedures, and internal review processes. Baillie Gifford has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Security Ownership of Portfolio Managers for the JNL Multi-Manager International Small Cap Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Praveen Kumar	X
Brian Lum, CFA	X
Milena Mileva	X
Steve Vaughan, CFA	X

Security Ownership of Portfolio Managers for the JNL/Baillie Gifford International Growth Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
James K. Anderson	X
Julia Angeles	X
Lawrence Burns	X
Thomas Coutts, CFA	X
Brian Lum, CFA	X

Security Ownership of Portfolio Managers for the JNL/Baillie Gifford U.S. Equity Growth Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Dave Bujnowski	X
Kirsty Gibson	X
Gary Robinson, CFA	X
Tom Slater, CFA	X

BlackRock Investment Management, LLC (“BIM”) and BlackRock International Limited (“BIL”)

BIM is located at 1 University Square Drive, Princeton, New Jersey 08540-6455 and serves as the Sub-Adviser to the JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund, and JNL/BlackRock Large Cap Select Growth Fund. BIL is located at 40 Torphichen Street, Edinburgh, United Kingdom EH3 8JB. BIL is the sub-adviser to the JNL/BlackRock Global Natural Resources Fund. BIM and BIL are a wholly owned subsidiary of BlackRock, Inc. (“BlackRock”).

Portfolio Manager Compensation Structure

The discussion below describes the portfolio managers’ compensation as of December 31, 2020.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation - Messrs. Rieder, Koesterich and Clayton

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance is generally assessed over trailing 1-,3-, and 5-year periods relative to benchmarks plus an alpha target as well as against peer groups. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are S&P 500 Index, FTSE World ex-US Index, ICE BofAML Current 5-Year Treasury Index and FTSE Non-US Dollar World Government Bond Index.

Discretionary Incentive Compensation- Messrs. Kemp, Bishop, Holl, Franklin, Ruvinsky, Savi and Mathieson

Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Managers	Benchmarks
Lawrence Kemp Phil Ruvinsky	Russell 1000 Growth Custom Index; Russell 1000 Growth Index; Russell MidCap Growth Index; S&P 500 Index
Alastair Bishop Thomas Holl	50% HSBCMINGBP / 50% MSW_NTGBP Index, in GBP; Bloomberg Commodity Index Total Return; E_GF Historical Performance Shell; E_GMO Historical Performance Shell; EMIX Global Mining Constrained Weights Index (Open) Net; EMIX Global Mining Index (Close); EMIX Mining Index - expressed in GBP; Factset Sustainable Energy Index; FTSE Gold Mines Index (Gross Total Return); FTSE Gold Mining Index - GBP Price; LIBOR 3 Month Index; MSCI 10/40 DW Energy (Net); MSCI World Energy Net Daily TR Index; MSCI World SMID Energy Index total return (net); NYSE Arca Gold Miners Index EUR Net Total Return; S&P Global Natural Resources Index; S&P Global Natural Resources Index - In GBP; S&P Global Natural Resources Net Return
Kevin Franklin Richard Mathieson Raffaele Savi	No benchmarks.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($285,000 for 2020). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Rieder, Kemp, Koesterich, Clayton, Franklin, Mathieson, Ruvinsky and Savi are eligible to participate in these plans.

United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the RSP is between 10% and 15% of eligible pay capped at £160,000 per annum. The RSP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Bishop and Holl are eligible to participate in these plans.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL/BlackRock Advantage International Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Raffaele Savi	Other Registered Investment Companies	36	$18.72 billion	0	$0
	Other Pooled Vehicles	42	$19.03 billion	2	$1.51 billion
	Other Accounts	16	$32.53 billion	4	$16.29 billion

Kevin Franklin	Other Registered Investment Companies	11	$3.41 billion	0	$0
	Other Pooled Vehicles	34	$7.98 billion	5	$651.5 million
	Other Accounts	22	$12.79 billion	4	$1.83 billion

Richard Mathieson	Other Registered Investment Companies	28	$16.25 billion	0	$0
	Other Pooled Vehicles	85	$17.23 billion	3	$183.1 million
	Other Accounts	29	$33.47 billion	5	$10.67 billion

JNL/BlackRock Global Allocation Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Rick Rieder	Other Registered Investment Companies	20	$109.0 billion	0	$0
	Other Pooled Vehicles	37	$43.67 billion	7	$3.27 billion
	Other Accounts	24	$10.61 billion	7	$7.84 billion

Russ Koesterich, CFA	Other Registered Investment Companies	8	$38.26 billion	0	$0
	Other Pooled Vehicles	4	$19.04 billion	0	$0
	Other Accounts	11	$442.5 million	1	$225.8 million

David Clayton, CFA	Other Registered Investment Companies	8	$38.26 billion	0	$0
	Other Pooled Vehicles	4	$19.04 billion	0	$0
	Other Accounts	11	$442.5 million	1	$225.8 million

JNL/BlackRock Global Natural Resources Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Alastair Bishop	Other Registered Investment Companies	6	$1.94 billion	0	$0
	Other Pooled Vehicles	13	$6.95 billion	2	$2.74 million
	Other Accounts	2	$0.06 million	0	$0

Tom Holl, CFA	Other Registered Investment Companies	3	$922.1 million	0	$0
	Other Pooled Vehicles	13	$9.40 billion	1	$0.04 million
	Other Accounts	1	$224.0 million	1	$224.0 million

JNL/BlackRock Large Cap Select Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Lawrence Kemp, CFA	Other Registered Investment Companies	12	$29.26 billion	0	$0
	Other Pooled Vehicles	2	$2.79 billion	0	$0
	Other Accounts	0	$0	0	$0

Phil Ruvinsky	Other Registered Investment Companies	13	$29.27 billion	0	$0
	Other Pooled Vehicles	3	$2.99 billion	0	$0
	Other Accounts	0	$0	0	$0

Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. It should also be noted that Messrs. Rieder, Clayton, Koesterich, Bishop, Holl, Franklin, Mathieson and Savi may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Rieder, Clayton, Koesterich, Bishop, Holl, Franklin, Mathieson and Savi may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Security Ownership of Portfolio Managers for the JNL/BlackRock Advantage International Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Raffaele Savi	X
Kevin Franklin	X
Richard Mathieson	X

Security Ownership of Portfolio Managers for the JNL/BlackRock Global Allocation Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Rick Rieder	X
Russ Koesterich, CFA	X
David Clayton, CFA	X

Security Ownership of Portfolio Managers for the JNL/BlackRock Global Natural Resources Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Alastair Bishop	X
Tom Holl, CFA	X

Security Ownership of Portfolio Managers for the JNL/BlackRock Large Cap Select Growth Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Lawrence Kemp	X
Phil Ruvinsky	X

Boston Partners Global Investors, Inc. (“Boston Partners”)

Boston Partners Global Investors, Inc. (“Boston Partners”) is an SEC-registered investment adviser consisting of two investment divisions: Boston Partners and Weiss, Peck & Greer.  Boston Partners is the co-sub-adviser to the JNL Multi-Manager Alternative Fund. Boston Partners maintains offices in Boston (MA), Greenbrae (CA), New York (NY), and Los Angeles (CA).  Each of the divisions that comprise the firm manages investments independently to ensure continuity of investment philosophy, process and investment teams while sharing distribution, marketing, client service, legal and compliance, and back-office support.

Portfolio Manager Compensation Structure

All investment professionals receive a compensation package comprised of an industry competitive base salary, a discretionary bonus and long-term incentives. Through the bonus program, key investment professionals are rewarded primarily for strong investment performance. This aligns the Boston Partners team firmly with our clients’ objectives and provides the financial and work environment incentives which keep the teams in place and has led to industry leading investment staff continuity and extremely low unplanned staff turnover.

Typically, bonuses are based upon a combination of one or more of the following four criteria:

•	Individual Contribution: an evaluation of the professional’s individual contribution based on the expectations established at the beginning of each year;
•	Product Investment Performance: performance of the investment product(s) with which the individual is involved versus the pre-designed index, based on the excess return;

•	Investment Team Performance: the financial results of the investment group with our client’s assets;
•	Firm-wide Performance: the overall financial performance of Boston Partners.
•	Our long-term incentive program effectively confers a significant 20-30% ownership interest in the value of the business to key employees. Annual awards are made by the Compensation Committee and are meant to equate to an additional 10-20% of the participants cash bonus awards.

Boston Partners retains professional compensation consultants with asset management expertise to periodically review their practices to ensure that Boston Partners remains highly competitive.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL Multi-Manager Alternative Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Joseph F. Feeney, Jr.	Other Registered Investment Companies	9	$18.4 billion	0	$0
	Other Pooled Vehicles	1	$923 million	0	$0
	Other Accounts	34	$3.8 billion	0	$0

Paul Korngiebel, CFA	Other Registered Investment Companies	2	$88 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Conflicts of Interest

As a fiduciary, Boston Partners has an affirmative duty of care, loyalty, honesty to its clients and a duty of utmost good faith to act in the best interests of Boston Partners’ clients. Compliance with this fiduciary responsibility can be accomplished by avoiding conflicts of interest and by fully, adequately, and fairly disclosing all material facts concerning any conflict which arises with respect to any client.

The following specific guidelines should not be viewed as all-encompassing and are not intended to be exclusive of others:

•	No Supervised Person shall take inappropriate advantage of their position with respect to a client, advancing their position for self-gain.
•	No Supervised Person shall use knowledge about pending or currently considered client securities transactions to profit personally as a result of such transactions.
•	All securities transactions affected for the benefit of a client account shall avoid inappropriate favoritism of one client over another client.
•	All securities transactions affected for the benefit of a Supervised Person shall be conducted in such a manner as to avoid abuse of that individual’s position of trust and responsibility.

Boston Partners maintains a Code of Ethics designed to identify and mitigate conflicts of interest. The Code of Ethics includes policies regarding personal securities trading, political and charitable contributions, gifts and entertainment, outside business activities and inside information. In addition, Boston Partners reviews employee connections with other securities industry companies and with any clients or vendors. This information is reviewed with regard to possible conflict of interest.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Joseph F. Feeney, Jr.	X
Paul Korngiebel, CFA	X

Security Ownership of Portfolio Managers for the JNL Global Long Short Equity Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Joseph F. Feeney, Jr.	X
Christopher K. Hart	X
Joshua Jones	X
Joshua White	X

Causeway Capital Management LLC

Causeway Capital Management LLC (“Causeway”) located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025 serves as sub-adviser to the JNL/Causeway International Value Select Fund (“Causeway Select Fund”) and co-sub-adviser to the JNL Multi-Manager International Small Cap Fund (“Causeway Small Cap Fund”).  Causeway is a Delaware limited liability company which is a wholly owned subsidiary of Causeway Capital Holdings LLC.

Portfolio Manager Compensation Structure

Sarah H. Ketterer and Harry W. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salaries and are entitled, as controlling owners of Causeway’s parent holding company, to distributions of the holding company’s profit based on their ownership interests. They do not receive incentive compensation. Messrs. Eng, Muldoon, Valentini, Nguyen, Cho, Jayaraman, Kuhnert, Gubler, Myers and Ms. Lee receive salary and may receive incentive compensation (including potential cash, awards of growth units, or awards of equity units). Messrs. Eng, Muldoon, Valentini, Nguyen, Cho, Jayaraman, Kuhnert, Gubler, Myers and Ms. Lee also receive, directly or through estate planning vehicles, distributions of the holding company’s profit based on their minority ownership interests in Causeway’s holding company. Causeway’s Compensation Committee, weighing a variety of objective and subjective factors, determines salary and incentive compensation and, subject to approval of the holding company’s Board of Managers, may award equity units. Portfolios are team managed and salary and incentive compensation are not based on the specific performance of any single client account managed by Causeway but takes into account the performance of the individual portfolio manager, the relevant team and Causeway’s overall performance and financial results. For “fundamental” portfolio managers (i.e., those who are not members of the quantitative research team), the performance of stocks selected for Causeway Select Fund and client portfolios within a particular industry or sector over a multi-year period relative to appropriate benchmarks will be relevant for portfolio managers assigned to that industry or sector. Causeway takes into account both quantitative and qualitative factors when determining the amount of incentive compensation awarded, including the following factors: individual research contribution, portfolio and team management contribution, group research contribution, client service and recruiting contribution, and other contributions to client satisfaction and firm development. The assessment of these factors takes into account both current and future risks and different factors can be weighted differently.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

Causeway’s portfolio managers who sub-advise the Causeway Fund and the Causeway Small Cap Fund also provide investment management services to other accounts, including accounts for corporations, pension plans, sovereign wealth funds, superannuation plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds and other collective investment vehicles, charities, private trusts and funds, wrap fee programs, other institutions and their personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to those used in managing the Causeway Select Fund and the Causeway Small Cap Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Causeway Select Fund or the Causeway Small Cap Fund that they may also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Causeway Select Fund or the Causeway Small Cap Fund or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford each holds (through estate planning vehicles) a controlling voting interest in Causeway’s parent holding company equity and Messrs. Eng, Muldoon, Valentini, Nguyen, Cho, Jayaraman, Kuhnert, Gubler, Myers and Ms. Lee (directly or through estate planning vehicles) have minority interests in Causeway’s parent holding company equity.

Actual or potential conflicts of interest arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs and new issues) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has a policy that it will not enter into a short position in a security on behalf of any client account if, at the time of entering into the short position, any other client account managed by Causeway holds a long position in a security of the issuer. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager International Small Cap Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Arjun Jayaraman, Ph.D., CFA	Other Registered Investment Companies	5	$4.83 billion	0	$0
	Other Pooled Vehicles	7	$1.40 billion	0	$0
	Other Accounts	13	$3.86 billion	1	$0.81 billion

MacDuff Kuhnert	Other Registered Investment Companies	5	$4.83 billion	0	$0
	Other Pooled Vehicles	7	$1.40 billion	0	$0
	Other Accounts	17	$3.87 billion	1	$0.81 billion

Joe Gubler, CFA	Other Registered Investment Companies	5	$4.83 billion	0	$0
	Other Pooled Vehicles	7	$1.40 billion	0	$0
	Other Accounts	11	$3.87 billion	1	$0.81 billion

Ryan Myers	Other Registered Investment Companies	5	$4.83 billion	0	$0
	Other Pooled Vehicles	7	$1.40 billion	0	$0
	Other Accounts	10	$3.86 billion	1	$0.81 billion

JNL/Causeway International Value Select Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Sarah H. Ketterer	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	143	$19.22 billion	4	$1.66 billion

Harry W. Hartford	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	92	$19.01 billion	4	$1.66 billion

Jonathan P. Eng	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	85	$19.01 billion	4	$1.66 billion

Conor S. Muldoon, CFA	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	89	$19.01 billion	4	$1.66 billion

Alessandro Valentini, CFA	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	84	$19.01 billion	4	$1.66 billion

Ellen Lee	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	94	$19.01 billion	4	$1.66 billion

Steven Nguyen, CFA	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	84	$19.01 billion	4	$1.66 billion

Brian Cho	Other Registered Investment Companies	12	$11.98 billion	0	$0
	Other Pooled Vehicles	21	$5.36 billion	0	$0
	Other Accounts	82	$19.00 billion	4	$1.66 billion

Conflicts of Interest

Please see “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest” above.

Security Ownership of Portfolio Managers for the JNL Multi-Manager International Small Cap Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Arjun Jayaraman, Ph.D., CFA	X
MacDuff Kuhnert	X
Joe Gubler, CFA	X
Ryan Myers	X

Security Ownership of Portfolio Managers for the JNL/Causeway International Value Select Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Sarah H. Ketterer	X
Harry W. Hartford	X
Jonathan P. Eng	X
Conor S. Muldoon, CFA	X
Alessandro Valentini, CFA	X
Ellen Lee	X
Steven Nguyen, CFA	X
Brian Cho	X

Champlain Investment Partners, LLC

Champlain Investment Partners, LLC (“Champlain”) located at 180 Battery Street, Burlington, VT 05401 serves as co-sub-adviser to the JNL Multi-Manager Mid Cap Fund.

Portfolio Manager Compensation Structure

All associates and partners have a base salary, along with participation in a discretionary bonus plan. The discretionary bonus is distributed based on individual contribution and overall firm performance. In addition, partners participate in pre-tax profit distributions. The majority of compensation for partners is the distribution of profits and the discretionary bonus plan. All key professionals are eligible to become partners. Equity ownership is determined by the firm’s two managing partners.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL Multi-Manager Mid Cap Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Scott Brayman, CFA	Other Registered Investment Companies	7	$12.37 billion	0	$0
	Other Pooled Vehicles	4	$1.32 billion	0	$0
	Other Accounts	102	$4.54 billion	15	$816.39 billion

Corey Bronner, CFA	Other Registered Investment Companies	7	$12.37 billion	0	$0
	Other Pooled Vehicles	4	$1.32 billion	0	$0
	Other Accounts	102	$4.54 billion	15	$816.39 billion

Joseph Caligiuri, CFA	Other Registered Investment Companies	7	$12.37 billion	0	$0
	Other Pooled Vehicles	4	$1.32 billion	0	$0
	Other Accounts	102	$4.54 billion	15	$816.39 billion

Joseph Farley	Other Registered Investment Companies	7	$12.37 billion	0	$0
	Other Pooled Vehicles	4	$1.32 billion	0	$0
	Other Accounts	102	$4.54 billion	15	$816.39 billion

Robert D. Hallisey	Other Registered Investment Companies	7	$12.37 billion	0	$0
	Other Pooled Vehicles	4	$1.32 billion	0	$0
	Other Accounts	102	$4.54 billion	15	$816.39 billion

The advisory fee for 15 of the Other Accounts is based on the performance of the account. As of December 31, 2020, these 15 accounts had total assets of $816.39 million.

Conflicts of Interest

Champlain serves as the Adviser or Sub-Adviser to several registered investment companies, unregistered pooled investment vehicles, and separate accounts, which could raise potential conflicts of interest in the areas described below. Champlain has policies and procedures in place that are reasonably designed to mitigate these conflicts of interest, which are described below.

Compensation. All associates and partners have a base salary, along with participation in a discretionary bonus plan. The discretionary bonus is distributed based on individual contribution and overall firm performance. In addition, partners participate in pre-tax profit distributions. The majority of compensation for partners is the distribution of profits and the discretionary bonus plan. All key professionals are eligible to become partners. Equity ownership is determined by the firm’s two managing partners.

Research. Champlain obtains research and information services in exchange for client brokerage commissions; these transactions include third party research, Champlain attendance at broker-sponsored industry conferences and soft dollar payments for data feeds and other analytical services. Clients may pay commissions higher than obtainable from other brokers in return for these products and services. All clients receive the benefit of these services and all trading is done under best execution protocols.

Trade Allocation. Champlain will seek to manage potential conflicts of interest in the following specific respects: (i) Where a potential transaction would benefit more than one client, trades will be bunched where advantageous and allocated pro rata until all participating accounts have been satisfied, or by some other means deemed fair under the circumstances; the firm’s trading system facilitates the automated accomplishment of this fair allocation. Allocations may not be pro-rata due to individual account restrictions. This may result in a slightly larger allocation in permitted securities to those accounts than would otherwise be warranted by the account assets or no allocation at all if the security violates account guidelines. Also, cash flows in particular accounts may be considered when allocating investment opportunities; and (ii) we ensure that the firm's Code of Ethics provisions on personal securities trading are followed so that personal trading by employees does not interfere with trading on behalf of clients.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Mid Cap Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Scott Brayman, CFA	X
Corey Bronner, CFA	X
Joseph Caligiuri, CFA	X
Joseph Farley	X
Robert D. Hallisey	X

ClearBridge Investments, LLC

ClearBridge Investments, LLC (“ClearBridge”), a wholly owned indirect subsidiary of Franklin Resources, Inc., located at 620 8th Avenue; New York, NY 10018 serves as sub-adviser to JNL/ClearBridge Large Cap Growth Fund and co-sub-adviser to the JNL Multi-Manager Mid Cap Fund. ClearBridge is a wholly owned subsidiary of Legg Mason, Inc. Legg Mason is a wholly owned subsidiary of Franklin Resources, Inc., which is a publicly traded company (BEN) that, through its subsidiaries, engages in the business of investment management on an international basis.

Portfolio Manager Compensation Structure

ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. ClearBridge’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base salary compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation. In addition to base compensation managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Incentive Award
•	ClearBridge’s Deferred Incentive Plan (“CDIP”) – a mandatory program that typically defers 15% of discretionary year-end compensation into ClearBridge managed products. For portfolio managers, one-third of this deferral tracks the performance of their primary managed product, one-third tracks the performance of a composite portfolio of the firm’s new products and one-third can be elected to track the performance of one or more of ClearBridge managed funds. Consequently, portfolio managers can have two-thirds of their CDIP award tracking the performance of their primary managed product.

For research analysts, two-thirds of their deferral is elected to track the performance of one of more of ClearBridge managed funds, while one-third tracks the performance of the new product composite.

ClearBridge then makes a company investment in the proprietary managed funds equal to the deferral amounts by fund. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

•	Franklin Resources Restricted Stock Deferral – a mandatory program that typically defers 5% of discretionary year-end compensation into Franklin Resources restricted stock. The award is paid out to employees in shares subject to vesting requirements
•	Franklin Resources Restricted Stock Grants – a discretionary program that may be utilized as part of the total compensation program. These special grants reward and recognize significant contributions to our clients, shareholders and the firm and aid in retaining key talent.

Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for portfolio managers. These include but are not limited to:

•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s Prospectus) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5-year performance;
•	Appropriate risk positioning that is consistent with ClearBridge’s investment philosophy and the Investment Committee/CIO approach to generation of alpha;
•	Overall firm profitability and performance;
•	Amount and nature of assets managed by the portfolio manager;

•	Contributions for asset retention, gathering and client satisfaction;
•	Contribution to mentoring, coaching and/or supervising;
•	Contribution and communication of investment ideas in ClearBridge’s Investment Committee meetings and on a day to day basis; and
•	Market compensation survey research by independent third parties.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager Mid Cap Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Brian Angerame	Other Registered Investment Companies	4	$5.89 billion	1	$3.49 billion
	Other Pooled Vehicles	2	$0.04 billion	0	$0
	Other Accounts	4,149	$1.11 billion	0	$0

Matthew Lilling, CFA	Other Registered Investment Companies	4	$5.89 billion	1	$3.49 billion
	Other Pooled Vehicles	2	$0.04 billion	0	$0
	Other Accounts	4,149	$1.11 billion	0	$0

JNL/ClearBridge Large Cap Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Peter Bourbeau	Other Registered Investment Companies	12	$23.54 billion	0	$0
	Other Pooled Vehicles	5	$5.32 billion	0	$0
	Other Accounts	90,705	$33.68 billion	1	$0.26 billion

Margaret Vitrano	Other Registered Investment Companies	12	$23.54 billion	0	$0
	Other Pooled Vehicles	5	$5.32 billion	0	$0
	Other Accounts	90,705	$33.68 billion	1	$0.26 billion

Conflicts of Interest

Potential conflicts of interest may arise when the fund’s portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the fund’s portfolio managers.

ClearBridge and the fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the sub-adviser and the individuals that each employs. For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by ClearBridge and the fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Investment Opportunities. If a portfolio manager identifies an investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity. ClearBridge has adopted policies and procedures to ensure that all accounts, including the fund, are treated equitably.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. In addition to executing trades, some broker/dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. For this reason, ClearBridge has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to ClearBridge) differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Mid Cap Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Brian Angerame	X
Matthew Lilling, CFA	X

Security Ownership of Portfolio Managers for the JNL/ClearBridge Large Cap Growth Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Peter Bourbeau	X
Margaret Vitrano	X

Congress Asset Management Company, LLP

Congress Asset Management Company, LLP (“Congress”) serves as co-sub-adviser to the JNL Multi-Manager Small Cap Value Fund.  Congress is located at 2 Seaport Lane, Boston, Massachusetts 02210. Congress was founded in 1985 and serves as an investment adviser to registered investment companies, high net worth individuals and institutions. As of December 31, 2020, Congress managed approximately $16 billion in assets.

Portfolio Manager Compensation Structure

The portfolio manager’s compensation includes a base salary and annual bonus. The portfolio manager’s base salary is determined annually and reflects the portfolio manager’s level of experience and his responsibilities and tenure at the firm. Jeff Kerrigan receives a discretionary bonus; his bonus is also based, in part, on a percentage of total revenues received by Congress from the Fund and all other accounts managed by Mr. Kerrigan using the Small Cap Value Strategy. The bonus is linked to the performance of the strategy during the prior year, as measured by an independent ranking service. The portion of the bonus related to the performance of the Fund is based on the gross pre-tax performance of the Fund’s investments managed by Congress. All employees, including the portfolio manager, are eligible to participate in the firm’s 401(k) plan. The firm’s annual contribution to the plan is discretionary and based primarily on the firm’s profitability.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL Multi-Manager Small Cap Value Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Jeff Kerrigan, CFA	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	1	$265,000	0	$0

Conflicts of Interest

Because Congress performs investment management services for various clients, certain conflicts of interest could arise. The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Funds. The Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Security Ownership of Portfolio Manager for the JNL Multi-Manager Small Cap Value Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Jeff Kerrigan	X

Cooke & Bieler L.P.

Cooke & Bieler L.P. (“C&B”) located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103 serves as co-sub-adviser to the JNL Multi-Manager Small Cap Value Fund.

Portfolio Manager Compensation Structure

The C&B Portfolio Managers are compensated using substantially identical compensation structures for all accounts managed. Compensation is divided between base salary, performance-based bonuses and profit distributions from equity ownership. The firm seeks to balance individual incentives with portfolio and firm-level incentives. C&B measures performance of securities against the Russell 2000® Value Index for the Small Cap Value strategy accounts. The majority of the team participates in an annual bonus pool with allocations determined by a peer review process. Allocations vary depending upon individual contributions to the firm's investment success. Among other considerations C&B measures the four-year rolling investment results attributed to each team-members' stock selections. Partners receive distributions based on their percentage ownership and the profitability of the firm.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL Multi-Manager Small Cap Value Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Steve Lyons, CFA	Other Registered Investment Companies	4	$3.23 billion	1	$2,246.99
	Other Pooled Vehicles	2	$496.81 million	0	$0
	Other Accounts	137	$4.86 billion	14	$1,085.75

Michael Meyer, CFA	Other Registered Investment Companies	4	$3.23 billion	1	$2.25 billion
	Other Pooled Vehicles	2	$496.81 million	0	$0
	Other Accounts	137	$4.86 billion	14	$1.09 billion

Edward O’Connor, CFA	Other Registered Investment Companies	4	$3.23 billion	1	$2.25 billion
	Other Pooled Vehicles	2	$496.81 million	0	$0
	Other Accounts	137	$4.86 billion	14	$1.09 billion

R. James O’Neil, CFA	Other Registered Investment Companies	4	$3.23 billion	1	$2.25 billion
	Other Pooled Vehicles	2	$496.81 million	0	$0
	Other Accounts	137	$4.86 billion	14	$1.09 billion

Mehul Trivedi, CFA	Other Registered Investment Companies	4	$3.23 billion	1	$2.25 billion
	Other Pooled Vehicles	2	$496.81 million	0	$0
	Other Accounts	137	$4.86 billion	14	$1.09 billion

William Weber, CFA	Other Registered Investment Companies	4	$3.23 billion	1	$2.25 billion
	Other Pooled Vehicles	2	$496.81 million	0	$0
	Other Accounts	137	$4.86 billion	14	$1.09 billion

Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Andrew Armstrong, CFA	Other Registered Investment Companies	4	$3.23 billion	1	$2.25 billion
	Other Pooled Vehicles	2	$496.81 million	0	$0
	Other Accounts	137	$4.86 billion	14	$1.09 billion

Wesley Lim, CFA	Other Registered Investment Companies	4	$3.23 billion	1	$2.25 billion
	Other Pooled Vehicles	2	$496.81 million	0	$0
	Other Accounts	137	$4.86 billion	14	$1.09 billion

Conflicts of Interest

The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Fund and other accounts because the Fund may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Fund, they may from time to time be inclined to purchase securities for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Fund. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and are designed to ensure that all clients are treated fairly and equitably. Accordingly, security block purchases are allocated to all accounts with similar objectives in a fair and equitable manner. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

In the case of Cooke & Bieler, the Portfolio Managers manage accounts on a team basis so the Portfolio Managers may be subject to the potential conflicts of interests described above. Accordingly, performance and allocation of securities are closely monitored to ensure equal treatment and C&B has implemented policies and procedures to ensure that clients are treated fairly and that potential conflicts of interest are minimized.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Value Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Steve Lyons, CFA	X
Michael Meyer, CFA	X
Edward O’Connor, CFA	X
R. James O’Neil, CFA	X
Mehul Trivedi, CFA	X
William Weber, CFA	X
Andrew Armstrong, CFA	X
Wesley Lim, CFA	X

Dimensional Fund Advisors LP

Dimensional Fund Advisors LP (“DFA”), 6300 Bee Cave Road, Building One, Austin, Texas 78746, serves as sub-adviser to the JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, and JNL/DFA U.S. Small Cap Fund. DFA has been engaged in the business of providing investment management services since May 1981. DFA is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of December 31, 2020, assets under management for all DFA affiliated advisors totaled approximately $600 billion.

Portfolio Manager Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of DFA and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, and JNL/DFA U.S. Small Cap Fund or other accounts that they manage. DFA reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	BASE SALARY. Each portfolio manager is paid a base salary. DFA considers the factors described above to determine each portfolio manager’s base salary.
•	SEMI-ANNUAL BONUS. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.
•	RESTRICTED STOCK. Portfolio managers may be awarded the right to purchase restricted shares of DFA’s stock as determined from time to time by the Board of Directors of DFA or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees. In addition, portfolio managers may be given the option of participating in DFA’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL/DFA International Core Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
William Collins-Dean	Other Registered Investment Companies	18	$91.78 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	7	$2.89 billion	0	$0

Jed S. Fogdall	Other Registered Investment Companies	112	$409.31 billion	0	$0
	Other Pooled Vehicles	25	$19.64 billion	1	$185 million
	Other Accounts	78	$31.43 billion	5	$4.44 billion

Mary T. Phillips	Other Registered Investment Companies	58	$132.69 billion	0	$0
	Other Pooled Vehicles	4	$2.50 billion	0	$0
	Other Accounts	0	$0	0	$0

Bhanu P. Singh	Other Registered Investment Companies	46	$183.10 billion	0	$0
	Other Pooled Vehicles	1	$61 million	0	$0
	Other Accounts	1	$673 million	0	$0

JNL/DFA U.S. Core Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Jed S. Fogdall	Other Registered Investment Companies	112	$409.31 billion	0	$0
	Other Pooled Vehicles	25	$19.64 billion	1	$185 million
	Other Accounts	78	$31.43 billion	5	$4.44 billion

Joel P. Schneider	Other Registered Investment Companies	63	$255.19 billion	0	$0
	Other Pooled Vehicles	7	$1.13 billion	0	$0
	Other Accounts	1	$286 million	0	$0

JNL/DFA U.S. Small Cap Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Jed S. Fogdall	Other Registered Investment Companies	112	$409.31 billion	0	$0
	Other Pooled Vehicles	25	$19.64 billion	1	$185 million
	Other Accounts	78	$31.43 billion	5	$4.44 billion

Joel P. Schneider	Other Registered Investment Companies	63	$255.19 billion	0	$0
	Other Pooled Vehicles	7	$1.13 billion	0	$0
	Other Accounts	1	$286 million	0	$0

Marc C. Leblond	Other Registered Investment Companies	9	$55.05 billion	0	$0
	Other Pooled Vehicles	3	$4.40 billion	1	$185 million
	Other Accounts	19	$6.18 billion	0	$0

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to multiple accounts. In addition to the JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, and JNL/DFA U.S. Small Cap Fund, other accounts may include registered mutual funds, unregistered pooled investment vehicles, and accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Fund. Actual or apparent conflicts of interest include:

•	TIME MANAGEMENT. The management of multiple Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Funds and/or Accounts. DFA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Funds.
•	INVESTMENT OPPORTUNITIES. It is possible that at times identical securities will be held by both a Fund and one or more Accounts. However, positions in the same security may vary and the length of time that a Fund or an Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for a Fund and one or more Accounts, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Accounts. To deal with these situations, DFA has adopted procedures for allocating portfolio transactions across the Funds and Accounts.

•	BROKER SELECTION. With respect to securities transactions for the Funds, DFA determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separately managed accounts), DFA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, DFA or its affiliates may place separate, non-simultaneous, transactions for a Fund and an Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the Account.
•	PERFORMANCE-BASED FEES. For some Accounts, DFA may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for DFA with regard to Accounts where DFA is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where DFA might share in investment gains.
•	INVESTMENT IN AN ACCOUNT. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Funds or other Accounts for which the portfolio manager has portfolio management responsibilities.

DFA has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/DFA International Core Equity Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
William Collins-Dean	X
Jed S. Fogdall	X
Mary T. Phillips	X
Bhanu P. Singh	X

Security Ownership of Portfolio Managers for the JNL/DFA U.S. Core Equity Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Jed S. Fogdall	X
Joel P. Schneider	X

Security Ownership of Portfolio Managers for the JNL/DFA U.S. Small Cap Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Jed S. Fogdall	X
Joel P. Schneider	X
Marc C. Leblond	X

DoubleLine Capital LP

DoubleLine Capital LP (“DoubleLine”), located at 505 N. Brand Boulevard, Suite 860, Glendale, California 91203, serves as sub-adviser to the JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, and JNL/DoubleLine® Total Return Fund. DoubleLine is also co-sub-adviser to the JNL Multi-Manager Alternative Fund. DoubleLine is an independent, employee-owned money management firm, founded in 2009. DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2020, DoubleLine had approximately $136.1 billion in assets under management.

Portfolio Manager Compensation Structure

The overall objective of the compensation program for portfolio managers is for DoubleLine to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and DoubleLine. Portfolio managers are generally compensated through a combination of base salary, discretionary bonus and, in some cases, equity participation in DoubleLine.

Salary.  Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.

Discretionary Bonus/Guaranteed Minimums.  Portfolio managers receive discretionary bonuses. However, in some cases, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory minimum bonus if the sum of their salary and profit sharing does not reach certain levels.

Equity Incentives.  Portfolio managers participate in equity incentives based on overall firm performance of DoubleLine, through direct ownership interests in DoubleLine. These ownership interests or participation interests provide eligible portfolio managers the opportunity to participate in the financial performance of DoubleLine as a whole. Participation is generally determined in the discretion of DoubleLine, taking into account factors relevant to the portfolio manager’s contribution to the success of DoubleLine.

Other Plans and Compensation Vehicles.  Portfolio managers may elect to participate in DoubleLine’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis. DoubleLine may also choose, from time to time to offer certain other compensation plans and vehicles, such as a deferred compensation plan, to portfolio managers.

Summary.  As described above, an investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of DoubleLine’s leadership criteria.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager Alternative Fund, JNL/DoubleLine® Core Fixed Income Fund, and JNL/DoubleLine® Shiller Enhanced CAPE® Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Jeffrey E. Gundlach	Other Registered Investment Companies	36	102.16 billion	0	$0
	Other Pooled Vehicles	16	8.19 billion	2	2.15 billion
	Other Accounts	76	20.83 billion	2	925.56 million

Jeffrey J. Sherman	Other Registered Investment Companies	23	41.57 billion	0	$0
	Other Pooled Vehicles	8	2.85 billion	0	$0
	Other Accounts	19	7.82 billion	0	$0

JNL/DoubleLine® Emerging Markets Fixed Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Luz Padilla	Other Registered Investment Companies	11	12.27 billion	0	$0
	Other Pooled Vehicles	3	2.04 billion	1	2.01 billion
	Other Accounts	5	1.88 billion	1	408.74 million

Mark Christensen	Other Registered Investment Companies	6	2.22 billion	0	$0
	Other Pooled Vehicles	1	10.72 million	0	$0
	Other Accounts	2	548.07 million	1	408.74 million

Su Fei Koo	Other Registered Investment Companies	6	2.22 billion	0	$0
	Other Pooled Vehicles	1	10.72 million	0	$0
	Other Accounts	2	548.07 million	1	408.74 million

JNL/DoubleLine® Total Return Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Jeffrey E. Gundlach	Other Registered Investment Companies	36	102.16 billion	0	$0
	Other Pooled Vehicles	16	8.19 billion	2	2.15 billion
	Other Accounts	76	20.83 billion	2	925.56 million

Ken Shinoda, CFA	Other Registered Investment Companies	5	54.45 billion	0	$0
	Other Pooled Vehicles	1	499.91 million	1	466.91 million
	Other Accounts	27	6.07 billion	0	$0

Andrew Hsu, CFA	Other Registered Investment Companies	8	56.29 billion	0	$0
	Other Pooled Vehicles	2	626.16 million	0	$0
	Other Accounts	25	7.07 billion	0	$0

Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest also may result because of DoubleLine’s other business activities. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, be managed (benchmarked) against the same index the Fund tracks, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but securities may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under DoubleLine’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines, DoubleLine’s investment outlook, cash availability and a series of other factors. DoubleLine has also adopted additional internal practices to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of DoubleLine invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of DoubleLine or result in DoubleLine receiving material, non-public information, or DoubleLine may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if DoubleLine acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients. When making investment decisions where a conflict of interest may arise, DoubleLine will endeavor to act in a fair and equitable manner between the Fund and other clients; however, in certain instances the resolution of the conflict may result in DoubleLine acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Investors in the Fund may also be advisory clients of DoubleLine. Accordingly, DoubleLine may in the course of its business provide advice to advisory clients whose interests may conflict with those of the Fund. For example, DoubleLine may advise a client who has invested in the Fund to redeem its investment in the Fund, which may cause the Fund to incur transaction costs and/or have to sell assets at a time when it would not otherwise do so.

Affiliates and advisory clients of DoubleLine may provide initial funding to or otherwise invest in a Fund. DoubleLine could face a conflict if an account it advises is invested in the Fund and that account’s interests diverge from those of the Fund. When an affiliate or advisory client invests in the Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time or when it deems that sufficient additional capital has been invested in the Fund. The timing of a redemption by an affiliate could benefit the affiliate. For example, the affiliate may choose to redeem its shares at a time when the Fund’s portfolio is more liquid than at times when other investors may wish to redeem all or part of their interests. In addition, a consequence of any redemption of a significant amount, including by an affiliate, is that investors remaining in the Fund will bear a proportionately higher share of Fund expenses following the redemption.

Broad and Wide-Ranging Activities. The portfolio managers, DoubleLine and its affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the portfolio managers, DoubleLine and its affiliates may engage in activities where the interests of certain divisions of DoubleLine and its affiliates or the interests of their clients may conflict with the interests of the shareholders of the Fund.

Possible Future Activities. DoubleLine and its affiliates may expand the range of services that it provides over time. Except as provided herein, DoubleLine and its affiliates will not be restricted in the scope of its business or in the performance of any such services (whether now offered or undertaken in the future) even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. DoubleLine and its affiliates have, and will continue to develop, relationships with a significant number of companies, financial sponsors and their senior managers, including relationships with clients who may hold or may have held investments similar to those intended to be made by the Fund. These clients may themselves represent appropriate investment opportunities for the Fund or may compete with the Fund for investment opportunities.

Performance Fees and Personal Investments. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance or in respect of which the portfolio manager may have made a significant personal investment. Such circumstances may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and performance fee based accounts on a fair and equitable basis over time.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund, JNL/DoubleLine® Core Fixed Income Fund, and JNL/DoubleLine® Shiller Enhanced CAPE® Fund and as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Jeffrey E. Gundlach	X
Jeffrey J. Sherman	X

Security Ownership of Portfolio Managers for the JNL/DoubleLine® Emerging Markets Fixed Income Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Luz Padilla	X
Mark Christensen	X
Su Fei Koo	X

Security Ownership of Portfolio Managers for the JNL/DoubleLine® Total Return Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Jeffrey E. Gundlach	X
Ken Shinoda, CFA	X
Andrew Hsu, CFA	X

FIAM LLC

FIAM LLC (“FIAM”), 900 Salem Street, Smithfield, Rhode Island 02917, is a sub-adviser to the JNL/Fidelity Institutional Asset Management® Total Bond Fund. FIAM is an indirectly held, wholly owned, subsidiary of FMR LLC. As of December 31, 2020, FIAM managed approximately $257.65 billion in assets.

Portfolio Manager Compensation Structure

Ford O’Neil is lead portfolio manager of Fidelity Institutional Asset Management® Total Bond Fund and receives compensation for his services. Jeffrey Moore is co-manager of Fidelity Institutional Asset Management® Total Bond Fund and receives compensation for his services. Celso Munoz is co-manager of Fidelity Institutional Asset Management® Total Bond Fund and receives compensation for his services. Michael Weaver is co-manager of Fidelity Institutional Asset Management® Total Bond Fund and receives compensation for managing the high income bond investments of the fund. Alexandre Karam is co-manager of Fidelity Institutional Asset Management® Total Bond Fund and receives compensation for managing the high income bond investments of the fund. As of December 31, 2020 portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FIAM or at the election of the portfolio manager.

Mr. O’Neil’s, Mr. Moore’s, and Mr. Munoz’s base salaries are determined by level of responsibility and tenure at FIAM or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other taxable bond funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FIAM or its affiliates. The portion of Mr. O’Neil’s, Mr. Moore’s, and Mr. Munoz’s bonus that is linked to the investment performance of Fidelity Institutional Asset Management® Total Bond Fund is based on the pre-tax investment performance of the fund measured against the Bloomberg Barclays U.S. Aggregate Bond Index.

Mr. Karam and Mr. Weaver’s base salaries are determined by level of responsibility and tenure at FIAM or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of each portfolio manager’s fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other high yield funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over each portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on each portfolio manager’s overall contribution to management of FIAM or its affiliates. The portion of Mr. Karam’s and Mr. Weaver’s bonus that is linked to the investment performance of Fidelity Institutional Asset Management® Total Bond Fund is based on the pre-tax investment performance of the fund’s assets allocated to the high income asset class of the fund within the eVestment High Yield.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FIAM’s ultimate parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIAM and its affiliates.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL/Fidelity Institutional Asset Management® Total Bond Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Alexandre Karam	Other Registered Investment Companies	15	$19.8 billion	0	$0
	Other Pooled Vehicles	20	$25.44 billion	0	$0
	Other Accounts	3	$199 million	0	$0

Jeff Moore	Other Registered Investment Companies	8	$90.5 billion	0	$0
	Other Pooled Vehicles	15	$12.83 billion	0	$0
	Other Accounts	13	$15.21 billion	0	$0

Celso Munoz	Other Registered Investment Companies	8	$103 billion	0	$0
	Other Pooled Vehicles	3	$7.31 billion	0	$0
	Other Accounts	8	$5.06 billion	0	$0

Ford O’Neil	Other Registered Investment Companies	14	$127 billion	0	$0
	Other Pooled Vehicles	10	$10.4 billion	0	$0
	Other Accounts	5	$1.34 billion	0	$0

Michael Weaver	Other Registered Investment Companies	16	$19.04 billion	0	$0
	Other Pooled Vehicles	5	$2.01 billion	0	$0
	Other Accounts	8	$3.13 billion	0	$0

Conflicts of Interest

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FIAM or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the Code of Ethics applicable to the portfolio manager.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, “Proprietary Accounts”). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients’) respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FIAM or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer’s initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR’s and its affiliates’ client accounts’ ability to acquire securities in the company’s initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FIAM or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FIAM investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FIAM for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FIAM and its affiliates have adopted policies and procedures and maintain a compliance program designed to help manage such actual and potential conflicts of interest.

Security Ownership of Portfolio Managers for the JNL/Fidelity Institutional Asset Management Total Bond Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Alexandre Karam	X
Jeff Moore	X
Celso Munoz	X
Ford O’Neil	X
Michael Weaver	X

First Pacific Advisors, LP

First Pacific Advisors, LP (“FPA”) located in Los Angeles, California serves as co-sub-adviser to the JNL Multi-Manager Alternative Fund.

Portfolio Manager Compensation Structure

Compensation of the portfolio managers consists of: (i) a base salary; (ii) an annual bonus; and (iii) because the portfolio managers are equity owners of the firm, participation in residual profits of the firm.

The bonus calculation has both variable and fixed components and is primarily based on the revenues received on the assets managed by the portfolio managers, including the relevant account’s assets. The most significant portion of the variable component is based upon the firm’s assessment of the portfolio managers’ performance in three key areas: long-term performance, team building, and succession planning. The firm assesses long-term performance over a full market cycle, which generally lasts between five and ten years. Other considerations include portfolio manager and strategy recognition, client engagement and retention, and business development. The portfolio managers can receive 100% of their variable participation even if the strategy is closed to investors. In addition, the value of a portfolio manager’s equity ownership interest in the firm is dependent upon his ability to effectively manage the business over the long term, which includes the three main components discussed above: long-term performance, team-building and succession planning.

We believe this compensation structure aligns the interests of the portfolio managers with those of investors by reducing conflicts such as disparate compensation structures, establishing appropriate fee rates for accounts in the strategy and keeping the portfolio managers incentivized in areas such as long-term performance, team building and succession.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager Alternative Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Mark Landecker, CFA	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	1	$374.60 million	1	$374.60 million
	Other Accounts	0	$0	0	$0

Steven Romick, CFA	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	8	$787.92 million	8	$787.92 million
	Other Accounts	3	$2.76 million	3	$2.76 million

Brian A. Selmo, CFA	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	1	$55.10 million	1	$55.10 million
	Other Accounts	0	$0	0	$0

Mark Landecker, CFA Brian Selmo, CFA	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	5	$315.24 million	5	$315.24 million
	Other Accounts	0	$0	0	$0

Steven Romick, CFA Brian Selmo, CFA Mark Landecker, CFA	Other Registered Investment Companies	3	$10.71 billion	0	$0
	Other Pooled Vehicles	11	$2.23 billion	0	$0
	Other Accounts	2	$144.34 million	0	$0

Conflicts of Interest

FPA has potential conflicts of interest in connection its investment activities. For example, FPA manages multiple client accounts with different investment objectives and guidelines, and with different fee structures. FPA receives both asset-based fees and performance-based fees as compensation for its investment advisory services. Performance-based fees create an incentive for FPA to favor those accounts over asset-based fee accounts or make investments that are riskier or more speculative than would be the case in the absence of performance-based fee clients. To mitigate potential conflicts of interest when managing performance-based fee clients side-by-side with asset-based fee clients, FPA has developed a policy in which portfolio managers attempt to allocate investment opportunities among eligible accounts on a pro rata basis if that is practical; or if a pro rata allocation is not practical, to allocate the investment opportunities among FPA advisory clients on a basis that over time is fair and equitable to each advisory client relative to other clients.

FPA has also implemented other policies and procedures (e.g., a code of ethics) that seek to address other potential conflicts of interest that may arise in connection with FPA’s business and that are designed to ensure that all client accounts are treated fairly and equitably over time.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mark Landecker, CFA	X
Steven Romick, CFA	X
Brian A. Selmo, CFA	X

First Sentier Investors (Australia) IM Ltd

First Sentier Investors (Australia) IM Ltd (“FSIAIM”), which is located at Level 5, Tower 3, International Towers, 300 Barangaroo Avenue, Barangaroo NSW 2000 Australia, is the sub-adviser to the JNL/First Sentier Global Infrastructure Fund. FSIAIM is an Australian domiciled investment adviser regulated by the Australian Securities and Investments Commission and registered with the SEC.

Portfolio Manager Compensation Structure

The Global Listed Infrastructure team is structured to provide managers and analysts with a strong sense of portfolio ownership by way of team focused incentives. FSIAIM believes this promotes commitment and intellectual engagement, aligning their interests and success with those of their clients.

The team’s base salary is paid at market median to be competitive, and is regularly reviewed using specialized market data providers and industry contacts.

Short Term Incentives (STI) are paid as an annual cash bonus. Assessment varies by role and may include:

•	Fund performance vs benchmarks
•	Fund performance vs competitors
•	Performance of analyst sector coverage
•	Number and quality of company visits
•	Collaboration with other investment and support teams
•	Interactions with clients and consultants

The majority of STI assessment is linked to fund performance.

There is also a Profit Share structure in place which is designed to retain and directly align employees’ interests with the success of the fund. A percentage of the profit that the Global Listed Infrastructure team produces is used to create a pool. That pool is allocated amongst the team, based upon individual performance. Allocations are deferred into the team’s funds and vest in full after three years. All members of the investment team are eligible to participate.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL/First Sentier Global Infrastructure Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Peter Meany	Other Registered Investment Companies	4	$1.48 billion	0	$0
	Other Pooled Vehicles	11	$6.26 billion	0	$0
	Other Accounts	5	$455 million	0	$0

Andrew Greenup	Other Registered Investment Companies	4	$1.48 billion	0	$0
	Other Pooled Vehicles	11	$6.26 billion	0	$0
	Other Accounts	5	$455 million	0	$0

Conflicts of Interest

All employees are required to understand conflicts of interest, how they may arise and what should be done when conflicts are identified.

In the discharge of its fiduciary duties to clients, FSIAIM has in place policies and procedures to manage conflicts of interest. In summary conflicts are managed by:

•	Control - controlling conflicts by putting in place arrangements to ensure the impact of the actual or potential conflict is reduced to an acceptable level; and/or
•	Disclosure - disclosing all material facts concerning any actual or potential conflict that may arise with respect to any client; or
•	Avoidance – if an actual or potential conflict cannot be effectively managed by disclosure and/or control, or by using other means, then the situation giving rise to the conflict must be avoided.

Actual or apparent conflicts of interest may arise such as when a portfolio manager has primary day-to-day responsibilities with respect to multiple accounts. FSIAIM seeks to aggregate and allocate trade orders in a manner that is consistent with its duty to: (1) seek best execution of client orders; (2) treat all clients fairly and equitably over time; and (3) not systematically advantage or disadvantage any single client or group of clients.

FSIAIM follows policies and procedures pursuant to which it may combine or aggregate purchase or sale orders for the same security for multiple client accounts (also known as a bunched order) so that the orders can be executed at the same time. FSIAIM aggregates orders when FSIAIM considers doing so appropriate and in the interests of its clients. FSIAIM’s client accounts may be included in the aggregated orders with clients of FSIAIM’s affiliated advisers.

When orders are aggregated, the orders may be placed with one or more brokers for execution. When a bunched order is filled, FSIAIM generally will allocate the securities purchased or proceeds of sale pro rata among the participating client accounts based on the pre-trade allocation. Adjustments or changes may be made under certain circumstances, such as to avoid small allocations or to satisfy cash flows and guidelines. If an order at a particular broker is filled at several different prices, through multiple trades, generally all participating client accounts will receive the average price.

Although allocating orders among FSIAIM clients may create potential conflicts of interest because FSIAIM may receive greater fees or overall compensation from some clients than received from other clients, allocation decisions will not be made based on such greater fees or compensation. When an investment opportunity is suitable for two or more clients, allocations will be made in a fair and equitable manner, and will take the following factors, among others, into consideration: the relative size of the client account, available cash for investment, investment objectives and restrictions, liquidity considerations, legal and regulatory restrictions, portfolio risk/return objectives, investment horizons, and client instruction.

In addition, all employees are subject to FSIAIM’s Global Personal Dealing Policy which contains the following requirements:

•	Employees must obtain prior approval before placing most personal securities transactions
•	Additional restrictions apply for Investment Team Members with funds management responsibilities*
•	Black-lists of securities are maintained. In all instances approval to transact in a particular ‘reportable security’ will be denied if it is black-listed.

* Our personal Dealing Policy prohibits investment professionals from investing in their universe. While the Global Listed Infrastructure team are prohibited from investing in their universe, they are permitted to invest in the pooled unit trust.

Security Ownership of Portfolio Managers for the JNL/First Sentier Global Infrastructure Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Peter Meany	X
Andrew Greenup	X

Franklin Advisers, Inc.

Franklin Advisers, Inc. (“Franklin Advisers”) is located at One Franklin Parkway, San Mateo, California 94403, serves as Sub-Adviser to the JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Growth Allocation Fund, and JNL/Franklin Templeton Income Fund. Franklin Advisers is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation Structure

Franklin Advisers, Inc. seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

Investment performance. Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre- tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent. Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL/Franklin Templeton Global Multisector Bond Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Michael Hasenstab, Ph.D.	Other Registered Investment Companies	15	$22.22 billion	0	$0
	Other Pooled Vehicles	41	$28.94 billion	3	$6.22 billion
	Other Accounts	13	$1.24 billion	3	$3.71 billion

Christine Zhu	Other Registered Investment Companies	7	$1.52 billion	0	$0
	Other Pooled Vehicles	13	$3.39 billion	3	$6.22 billion
	Other Accounts	9	$815.7 million	1	$2.08 billion

JNL/Franklin Templeton Growth Allocation Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Tom Nelson, CFA, CAIA	Other Registered Investment Companies	19	$10.63 billion	0	$0
	Other Pooled Vehicles	41	$5.79 billion	0	$0
	Other Accounts	3	$94.0 million	0	$0

Wylie Tollette, CFA, CAIA	Other Registered Investment Companies	1	$808.2 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	2	$52.6 million	0	$0

May Tong, CFA	Other Registered Investment Companies	17	$10.40 billion	0	$0
	Other Pooled Vehicles	29	$4.90 billion	0	$0
	Other Accounts	1	$50.6 million	0	$0

Edward D. Perks, CFA	Other Registered Investment Companies	8	$79.60 billion	0	$0
	Other Pooled Vehicles	4	$1.62 billion	0	$0
	Other Accounts	2	$52.6 million	0	$0

JNL/Franklin Templeton Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Edward D. Perks, CFA	Other Registered Investment Companies	11	$78.17 billion	0	$0
	Other Pooled Vehicles	4	$1.62 billion	0	$0
	Other Accounts	2	$52.6 million	0	$0

Brendan Circle, CFA	Other Registered Investment Companies	6	$77.14 billion	0	$0
	Other Pooled Vehicles	3	$1.44 billion	0	$0
	Other Accounts	0	$0	0	$0

Todd Brighton, CFA	Other Registered Investment Companies	13	$81.45 billion	0	$0
	Other Pooled Vehicles	7	$1.65 billion	0	$0
	Other Accounts	0	$0	0	$0

Conflicts of Interest

The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest.

However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Global Multisector Bond Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael Hasenstab, Ph.D.	X
Christine Zhu	X

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Growth Allocation Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Tom Nelson, CFA, CAIA	X
Wylie Tollette, CFA, CAIA	X
May Tong, CFA	X
Edward D. Perks, CFA	X

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Income Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Edward D. Perks, CFA	X
Brendan Circle, CFA	X
Todd Brighton, CFA	X

GQG Partners LLC

GQG Partners LLC (“GQG”), a Delaware limited liability company founded in 2016, is the sub-adviser to the JNL/GQG Emerging Markets Equity Fund. GQG is an SEC registered investment adviser. GQG’s principal place of business is located at 450 East Las Olas Boulevard, Suite 750, Fort Lauderdale, Florida 33301. GQG provides investment management services for institutions, mutual funds and other investors using emerging markets, global, international and US equity investment strategies.

Portfolio Manager Compensation Structure

The portfolio managers receive a fixed salary, retirement benefits and variable compensation. The variable compensation is based on a portfolio manager’s share of the Adviser’s revenue and profitability and, in the case of the deputy portfolio manager, additionally includes a discretionary annual bonus based on both a qualitative and quantitative evaluation of the deputy portfolio manager’s performance and on the Adviser’s performance and profitability. A portfolio manager’s compensation is not directly based on Fund performance. However, to the extent that Fund performance impacts a portfolio manager’s share of the Adviser’s revenue and profitability, there may be some correlation between Fund performance and the portfolio manager’s compensation.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below.

The following table reflects information as of December 31, 2020:

JNL/GQG Emerging Markets Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Rajiv Jain	Other Registered Investment Companies	6	$22.69 million	0	$0
	Other Pooled Vehicles	31	$24.09 million	13	$251.0 million
	Other Accounts	41	$19.42 million	7	$6.26 billion

Sudarshan Murthy, CFA[1]	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

1 As of December 31, 2020, Mr. Murthy does not have any decision making authority over any accounts.

Conflicts of Interest

Mr. Jain is also responsible for managing other account portfolios in addition to the Fund, including account portfolios in which Mr. Jain and/or other employees of GQG have an ownership interest.

Mr. Jain’s management of other accounts may give rise to potential conflicts of interest in connection with his management of the Fund investments on the one hand and the investments of the other accounts, on the other. The side-by-side management of the Fund and other accounts presents a variety of potential conflicts of interests. For example, the portfolio manager may purchase or sell securities for one portfolio and not another. The performance of securities within one portfolio may differ from the performance of securities in another portfolio.

In some cases, another account managed by the portfolio manager may compensate GQG based on performance of the portfolio held by that account. Performance-based fee arrangements may create an incentive for GQG to favor higher fee paying accounts over other accounts, including accounts that are charged no performance-based fees, in the allocation of investment opportunities. GQG has adopted policies and procedures that seek to mitigate such conflicts and to ensure that all clients are treated fairly and equitably.

Another potential conflict could arise in instances in which securities considered as investments for the Fund are also appropriate investments for other investment accounts managed by GQG. When a decision is made to buy or sell a security by the Fund and one or more of the other accounts, GQG may aggregate the purchase or sale of the securities and will allocate the securities transactions in a manner it believes to be equitable under the circumstances. However, a variety of factors can determine whether a particular account may participate in a particular aggregated transaction. Because of such differences, there may be differences in invested positions and securities held in accounts managed according to similar strategies. When aggregating orders, GQG employs procedures designed to ensure accounts will be treated in a fair and equitable manner and no account will be favored over any other. GQG has implemented specific policies and procedures to address any potential conflicts.

Security Ownership of Portfolio Manager for the JNL/GQG Emerging Markets Equity Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Rajiv Jain	X
Sudarshan Murthy, CFA	X

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM®”), which is located at 200 West Street, New York, New York, 10282 serves as Sub-Adviser to the JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund. GSAM is also the co-Sub-Adviser with Mellon for the JNL/Goldman Sachs 4 Fund. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”). As of December 31, 2020, GSAM, including its investment advisory affiliates, along with other units of the Investment Management Division of GSAM, had assets under supervision (AUS) of approximately $1.93 trillion (firm-wide assets include assets managed by GSAM and its investment advisory affiliates). AUS includes assets under management and other client assets for which Goldman Sachs does not have full discretion.

Portfolio Manager Compensation Structure

Fixed Income Base Salary and Performance Bonus.

Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (a) general client/shareholder orientation and (b) focus on risk management and firm reputation and (c) teamwork and leadership.

As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, portfolio managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and, (2) for certain portfolio managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a portfolio manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).

Other Compensation – In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Michael Carapucci	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Christopher Lvoff	Other Registered Investment Companies	20	$13.77 billion	0	$0
	Other Pooled Vehicles	7	$2.62 billion	0	$0
	Other Accounts	2	$893.7 million	0	$0

JNL/Goldman Sachs 4 Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Marcus Ng	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	1	$10.59 billion	0	$0

Nicholas Chan	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	1	$10.59 billion	0	$0

Conflicts of Interest

The involvement of the GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to one or more funds for which GSAM is a sub-adviser or adviser and will, under certain circumstances, limit such funds’ investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs and its affiliates advise clients in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own account or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equity, bank loans and other markets and the securities and issuers in which the certain funds directly and indirectly invest. Thus, it is expected that such funds may have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and its affiliates perform or seek to perform investment banking or other services. GSAM acts as sub-adviser to certain of the funds. The fees earned by GSAM in this capacity are generally based on asset levels, the fees are not directly contingent on the Fund performance, and GSAM would still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs advised clients may, individually or in the aggregate, adversely impact the Funds. In some cases, such adverse impacts may result from differences in timing of transactions by accounts relative to when the Funds execute transactions in the same securities. Transactions by one or more Goldman Sachs advised clients or the GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Funds.

The Funds may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Funds’ portfolio investment transactions, in accordance with applicable law.

For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael Carapucci	X
Christopher Lvoff	X

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs 4 Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Marcus Ng	X
Nicholas Chan	X

Due to GSAM internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

Granahan Investment Management, Inc.

Granahan Investment Management, Inc. (“GIM”), located at 404 Wyman St., Suite 460, Waltham, MA 02451, serves as co-sub-adviser to the JNL Multi-Manager Small Cap Growth Fund.

Portfolio Manager Compensation Structure

Assets with GIM are managed by the portfolio team of Gary C. Hatton, CFA, Andrew Beja, CFA, David Rose, CFA and Jeffrey A. Harrison, CFA. The portfolio managers’ compensation consists of i) a base salary and ii) a performance bonus or fee sharing arrangement, depending on the account. Base salary for portfolio managers varies depending on qualitative and quantitative factors such as salary levels in the industry, experience, length of employment, and the nature and number of other duties for which he has responsibility. The performance bonus is based on the level of assets managed and the relative return of those assets over both 1 year and 3-year time frames versus the benchmark Russell 2000 Growth Index. Where fee sharing arrangements exist with the portfolio manager, the manager receives a predetermined share of client fees in place of the performance bonus. Additionally, members of the portfolio management team receive a share of GIM profits either in the form of dividends, for shareholders, or via the company’s profit sharing program for non-shareholders.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL Multi-Manager Small Cap Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Gary Hatton, CFA	Other Registered Investment Companies	2	$430 million	0	$0
	Other Pooled Vehicles	2	$45 million	0	$0
	Other Accounts	15	$453 million	0	$0

Andrew L. Beja, CFA	Other Registered Investment Companies	2	$430 million	0	$0
	Other Pooled Vehicles	1	$866 million	2	$193 million
	Other Accounts	40	$1.58 billion	2	$52 million

David Rose, CFA	Other Registered Investment Companies	1	$413 million	0	$0
	Other Pooled Vehicles	1	$430 million	0	$0
	Other Accounts	11	$156 million	0	$0

Jeffrey A. Harrison, CFA	Other Registered Investment Companies	2	$422 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	9	$220 million	0	$0

Conflicts of Interest

The portfolio management team responsible for managing the Fund has similar responsibilities to other clients of GIM. The firm has established policies and procedures to address the potential conflicts of interest inherent in managing portfolios for multiple clients. These policies and procedures are designed to prevent and detect favorable treatment of one account over another, and include policies for allocating trades equitably across multiple accounts, monitoring the composition of client portfolios to ensure that each reflects the investment profile of that client, and reviewing the performance of accounts of similar styles. Additionally, each employee of GIM is bound by its Code of Ethics, which establishes policies and procedures designed to ensure that clients’ interests are placed before those of an individual or the firm.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Growth Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Gary Hatton, CFA	X
Andrew L. Beja, CFA	X
David Rose, CFA	X
Jeffrey A. Harrison, CFA	X

Harris Associates L.P.

Harris Associates L.P. (“Harris”), located at 111 South Wacker Drive, Suite 4600, Chicago, IL 60606, serves as sub-adviser to the JNL/Harris Oakmark Global Equity Fund.

Portfolio Manager Compensation Structure

Each of Harris portfolio managers is compensated solely by the Harris. Compensation for each of the portfolio managers is based on Harris’ assessment of the individual’s long-term contribution to the investment success of the firm. Each portfolio manager receives a base salary and participates in a discretionary bonus pool. In addition, most of the portfolio managers also participate in a long-term compensation plan that provides current compensation to certain key employees of Harris and deferred compensation to both current and former key employees. The compensation plan consists of bonus units awarded to participants that vest and are paid out over a period of time.

The determination of the amount of each portfolio manager’s base salary and discretionary bonus pool participation and, where applicable, participation in the long-term compensation plan is based on a variety of qualitative and quantitative factors. The factor given the most significant weight is the subjective assessment of the individual’s contribution to the overall investment results of Harris’ domestic or international investment group, whether as a portfolio manager, a research analyst, or both.

The quantitative factors considered in evaluating the contribution of a portfolio manager include the performance of the portfolios managed by that individual relative to benchmarks, peers and other portfolio managers, as well as the assets under management in the Fund and other accounts managed by the portfolio manager. A portfolio manager’s compensation is not based solely on an evaluation of the performance of the Fund or the amount of Fund assets. Performance is measured in a number of ways, including by Fund, by other accounts and by strategy, and is compared to one or more benchmarks, including: S&P 500, Russell Mid-Cap Value, Russell 1000 Value, Lipper Balanced, 60/40 S&P/Barclays (60% S&P 500 and 40% Barclays Bond Index), MSCI World Index, MSCI World ex-U.S. Index, MSCI World ex-U.S. Small Cap Index and the Harris’ approved lists of stocks, depending on whether the portfolio manager manages accounts in a particular strategy for which a given benchmark would be applicable. Performance is measured over shorter- and longer-term periods, including one year, three years, five years, ten years, since a Fund’s inception or since the portfolio manager has been managing the Fund, as applicable. Performance is measured on a pre-tax and after-tax basis to the extent such information is available.

If a portfolio manager also serves as a research analyst, then his compensation is also based on the contribution made to Harris in that role. The specific quantitative and qualitative factors considered in evaluating a research analyst’s contributions include, among other things, new investment ideas, the performance of investment ideas covered by the analyst during the current year as well as over longer-term periods, the portfolio impact of the analyst’s investment ideas, other contributions to the research process, and an assessment of the quality of analytical work. If a portfolio manager also serves as a research analyst, then such manager may participate in a long-term compensation plan that may provide future compensation upon vesting after a multi-year period. The plan consists of an award, based on a quantitative evaluation of the performance of the investment ideas covered by the analyst over the same multi-year period. In addition, an individual’s other contributions to Harris, such as a role in investment thought leadership and management of the firm, are taken into account in the overall compensation process.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL/Harris Oakmark Global Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Anthony P. Coniaris, CFA	Other Registered Investment Companies	3	$7.16 million	0	$0
	Other Pooled Vehicles	33	$14.67 million	3	$967,863
	Other Accounts	358	$11.64 million	0	$0

David G. Herro, CFA	Other Registered Investment Companies	13	$35.98 million	0	$0
	Other Pooled Vehicles	32	$16.48 million	3	$967,863
	Other Accounts	36	$11.48 million	0	$0

Michael L. Manelli, CFA	Other Registered Investment Companies	10	$32.92 million	0	$0
	Other Pooled Vehicles	16	$10.25 million	3	$967,863
	Other Accounts	21	$5.01 million	0	$0

Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and the other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different management fee arrangement (including any accounts that pay performance-based fees), accounts of affiliated companies, or accounts in which the portfolio manager has a personal investment. With respect to the allocation of investment opportunities, Harris makes decisions to recommend, purchase, sell or hold securities for all of its client accounts, including the Fund, based on each account’s specific investment objectives, guidelines, restrictions and circumstances. It is Harris’ policy to allocate investment opportunities to each account, including the Fund, over a period of time on a fair and equitable basis relative to its other accounts. With respect to the allocation of aggregated orders, each account that participates in an aggregated order will participate at the average share price received a from broker dealer, and where the order has not been completely filled, each institutional account, including the Fund, will generally participate on a pro rata basis.

Harris has compliance policies and procedures in place that it believes are reasonably designed to mitigate these conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

Security Ownership of Portfolio Managers for the JNL/Harris Oakmark Global Equity Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Anthony P. Coniaris, CFA	X
David G. Herro, CFA	X
Michael L. Manelli, CFA	X

Heitman Real Estate Securities LLC

Heitman Real Estate Securities LLC (“Heitman”) has principal offices at 191 N. Wacker Drive, Suite 2500, Chicago, Illinois 60606 and is sub-adviser to the JNL/Heitman U.S. Focused Real Estate Fund. Heitman has provided investment management services to its clients since 1989 and specializes in publicly traded equity securities of North American companies principally engaged in the real estate industry, including REITS. Heitman was established in 1989 and has been a SEC-registered investment adviser since January 1995. As of December 31, 2020, Heitman had approximately $4.9 billion in assets under management.

Portfolio Manager Compensation Structure

Heitman compensates the Portfolio Manager for his management of the Fund. Heitman’s competitive compensation program is designed to accomplish several objectives, one of which is retention of Heitman’s talented team. A group of senior employees holds a 50% equity interest in the business. Equity ownership helps ensure retention of key personnel and, equally important, creates alignment of interest between Heitman’s partners and the firm’s clients. The structure is designed to create incentives for Heitman’s staff to deliver strong performance and high levels of client service. The total compensation of the firm’s equity owners is tied directly to the performance of the investments under their collective management and the degree to which client objectives have been met.

For those professionals who are not in the equity ownership pool, compensation comes in the form of base salaries, which are evaluated annually against the market, and bonus compensation based on the achievement of enterprise, business unit and individual performance goals. Additional forms of compensation include awarding employees promote interests in funds or performance-oriented incentive fees, as well as offering the opportunity to invest in the sponsor capital position for many of the firm's investment vehicles. Lastly, a phantom equity program is in place that grants a select group of seasoned individuals the right to receive compensation in the event the firm is sold. This provides employees with a vested interest in the firm and our growth.

Target incentive opportunities are communicated to employees each year and are based upon the market compensation of their position. In aggregate, total cash compensation levels approximate the median of competitive practice.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL/Heitman U.S. Focused Real Estate Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Jerry Ehlinger, CFA	Other Registered Investment Companies	2	$307.7 million	0	$0
	Other Pooled Vehicles	16	$2.1 billion	0	$0
	Other Accounts	21	$2.4 billion	2	$215.2 million

Jeffery Yurk, CFA	Other Registered Investment Companies	2	$307.7 million	0	$0
	Other Pooled Vehicles	16	$2.1 billion	0	$0
	Other Accounts	21	$2.4 billion	2	$215.2 million

Charles Harbin, CFA	Other Registered Investment Companies	2	$307.7 million	0	$0
	Other Pooled Vehicles	16	$2.1 billion	0	$0
	Other Accounts	21	$2.4 billion	2	$215.2 million

Mathew Spencer	Other Registered Investment Companies	2	$307.7 million	0	$0
	Other Pooled Vehicles	16	$2.1 billion	0	$0
	Other Accounts	21	$2.4 billion	2	$215.2 million

Conflicts of Interest

It is generally the Heitman’s policy that investment decisions for all accounts managed by the Portfolio Manager be made based on a consideration of each client’s investment objectives, investment policies and guidelines and other specific account requirements or restrictions. The Portfolio Manager manages accounts with similar investment strategies and, therefore, the Heitman does not anticipate conflicts of interests as a result of differing investment strategies. General conflicts of interest, however, may include: Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies. Allocation of Limited Investment Opportunities. If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity.

Security Ownership of Portfolio Managers for the JNL/Heitman U.S. Focused Real Estate Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Jerry Ehlinger, CFA	X
Jeffrey Yurk, CFA	X
Charles Harbin, CFA	X
Mathew Spencer	X

Invesco Advisers, Inc. and its Affiliates

Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309, serves as Sub-Adviser to the JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco International Growth Fund, and JNL/Invesco Small Cap Growth Fund. Invesco, as successor in interest to multiple investment advisers, is an indirect wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.

As of December 31, 2020, Invesco Ltd. managed approximately $1.35 trillion in total assets.

Portfolio Manager Compensation Structure

Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity, and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

•	Base salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

•	Annual bonus. The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

•	Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in the table below.
Sub-Adviser	Performance time period [1]
Invesco [2]	One-, Three- and Five-year performance against Fund peer group

1 Rolling time periods based on calendar year end.

2 Portfolio managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

•	Deferred/Long Term compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual deferral awards or long-term equity awards. Annual deferral awards may be granted as an annual stock deferral award or an annual fund deferral award. Annual stock deferral awards are settled in Invesco Ltd. common shares. Annual fund deferral awards are notionally invested in certain Invesco funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco common shares. Both annual deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.

•	Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco funds as well as other mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

The following tables reflect information as of December 31, 2020:

JNL/Invesco Diversified Dividend Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Meggan Walsh, CFA*	Other Registered Investment Companies	4	$20.36 billion	0	$0
	Other Pooled Vehicles	4	$231.1 million	0	$0
	Other Accounts[1]	1,116	$270.6 million	0	$0

Robert Botard, CFA	Other Registered Investment Companies	4	$20.36 billion	0	$0
	Other Pooled Vehicles	1	$157.9 million	0	$0
	Other Accounts[1]	1,116	$270.6 million	0	$0

Caroline Le Feuvre	Other Registered Investment Companies	4	$20.36 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts[1]	1,116	$270.6 million	0	$0

Chris McMeans, CFA	Other Registered Investment Companies	4	$20.36 billion	0	$0
	Other Pooled Vehicles	1	$157.9 million	0	$0
	Other Accounts[1]	1,116[1]	$270.6 million	0	$0

Peter Santoro, CFA	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts[1]	0	$0	0	$0

*Effective June 30, 2021, Meggan Walsh will no longer be a portfolio manager for the Fund.

JNL/Invesco Global Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
John Delano, CFA	Other Registered Investment Companies	8	$19.94 billion	0	$0
	Other Pooled Vehicles	2	$296.8 million	0	$0
	Other Accounts[1]	6	$185.1 million	0	$0

JNL/Invesco International Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Clas Olsson	Other Registered Investment Companies	5	$6.64 billion	0	$0
	Other Pooled Vehicles	9	$3.62 billion	0	$0
	Other Accounts[1]	4,568	$2.40 billion	0	$0

Mark Jason	Other Registered Investment Companies	7	$9.90 billion	0	$0
	Other Pooled Vehicles	4	$2.35 billion	0	$0
	Other Accounts[1]	4,568	$2.40 billion	0	$0

Matthew Dennis	Other Registered Investment Companies	6	$7.57 billion	0	$0
	Other Pooled Vehicles	6	$2.49 billion	0	$0
	Other Accounts[1]	4,568	$2.40 billion	0	$0

Richard Nield	Other Registered Investment Companies	5	$6.64 billion	0	$0
	Other Pooled Vehicles	9	$3.56 billion	0	$0
	Other Accounts[1]	4,568	$2.38 billion	0	$0

Brent Bates	Other Registered Investment Companies	6	$8.96 billion	0	$0
	Other Pooled Vehicles	3	$2.27 billion	0	$0
	Other Accounts[1]	4,568	$2.40 billion	0	$0

JNL/Invesco Small Cap Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Juan Hartsfield	Other Registered Investment Companies	6	$7.23 billion	0	$0
	Other Pooled Vehicles	1	$4.29 billion	0	$0
	Other Accounts	1	$400.4 million	0	$0

Clay Manley	Other Registered Investment Companies	4	$5.99 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	1	$400.3 million	0	$0

Justin Sander	Other Registered Investment Companies	2	$4.57 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
[1]	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

•	The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Invesco has adopted procedures for allocating portfolio transactions across multiple accounts.

•	Invesco determines which broker to use to execute each order, for securities transactions for the funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

•	Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts for which a portfolio manager has day-to-day management responsibilities.

Invesco has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Invesco Diversified Dividend Fund as of December 31, 20201

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Meggan Walsh, CFA*	X
Robert Botard, CFA	X
Caroline Le Feuvre	X
Chris McMeans, CFA	X
Peter Santoro, CFA	X

*Effective June 30, 2021, Meggan Walsh will no longer be a portfolio manager for the Fund.

Security Ownership of Portfolio Managers for the JNL/Invesco Global Growth Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
John Delano, CFA	X

Security Ownership of Portfolio Managers for the JNL/Invesco International Growth Fund as of December 31, 20201

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Clas Olsson	X
Matthew Dennis	X
Mark Jason	X
Richard Nield	X
Brent Bates	X

Security Ownership of Portfolio Managers for the JNL/Invesco Small Cap Growth Fund as of December 31, 20201

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Juan Hartsfield	X
Clay Manley	X
Justin Sander	X

[1]	Shares of the Funds may only be purchased by insurance company separate accounts and certain qualified retirement plans. Accordingly, no portfolio manager may invest in Funds directly.

Jackson National Asset Management, LLC

Jackson National Asset Management, LLC (“JNAM”), located at 225 West Wacker Drive, Chicago, Illinois 60606, makes the allocations to JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund. JNAM is a wholly owned subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. In February of 2021, Prudential plc announced that it plans to pursue a separation of Jackson Financial Inc. in the second quarter of 2021 through a demerger, whereby shares of Jackson Financial Inc. would be distributed to Prudential plc shareholders.

Portfolio Manager Compensation Structure

Assets of JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund (“Funds”) are invested in a combination of mutual funds (“Underlying Funds”) or ETFs (“Underlying ETFs”). JNAM manages the Funds according to asset allocation limits. In this context, the term “portfolio manager” refers to development and oversight of the asset allocation process. The portfolio managers will determine allocations to the Underlying Funds or Underlying ETFs and apply those allocations. The portfolio managers are paid their regular base salary, receive an incentive bonus opportunity, and receive a benefits package commensurate with all other JNAM employees.

Jackson’s policy is to reward professional staff according to competitive industry scales, personal effort and performance. This is accomplished through three primary compensation elements: Base salary and an annual bonus are the primary compensation arrangements. Certain individuals may participate in Jackson’s long-term incentive program (“LTIP”). Base salary is evaluated for each professional at least annually based on tenure, performance, and market factors. The Jackson LTIP program is based on the overall performance of the operations of Jackson and other U.S. based affiliates. To help in retaining its investment professionals, the LTIP has a three-year cliff vesting schedule. The mix of base, discretionary bonus, and LTIP varies by level, with more senior employees having a greater percentage of their pay at risk through annual bonus and LTIP.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
William Harding, CFA	Other Registered Investment Companies	26	$39.3 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Sean Hynes, CFA, CAIA	Other Registered Investment Companies	26	$39.3 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Mark Pliska, CFA	Other Registered Investment Companies	26	$39.3 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Conflicts of Interest

As discussed herein, the Funds, with the exception of the Alt Strategy Funds, are invested in the Underlying Funds according a pre-determined allocation in the Underlying Funds. The Alt Strategy Funds are allocated to the Underlying Funds based on allocations determined by the portfolio managers. The Underlying Funds available for the Alt Strategy Funds are limited. Daily cash flows will require the allocation of Fund assets among the Underlying Funds. Consequently, the portfolio managers may have access to purchase and sale information related to the Underlying Funds, which may create a conflict of interest should the portfolio managers attempt to trade in shares of the Underlying Funds. Shares of the Funds and the Underlying Funds may only be acquired through the Jackson variable contracts. Pursuant to JNAM’s and the Funds’ Code of Ethics, purchases and sales of Jackson and Jackson NY variable contracts must be reported by all “Access Persons,” including the portfolio managers, and consequently, all transactions in the Funds and Underlying Funds are monitored for compliance with the Code of Ethics. In addition, JNAM and the Funds have adopted certain compliance policies and procedures, which are reasonably designed to maintain compliance with federal and state regulatory requirements, and to prevent conflicts of interests. However, there is no guarantee that such policies and policies and procedures will detect every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
William Harding, CFA	X
Sean Hynes, CFA, CAIA	X
Mark Pliska, CFA	X

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. (“JP Morgan”), with principal offices at 383 Madison Avenue, New York, New York 10179, serves as Sub-Adviser to the JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, and JNL/JPMorgan U.S. Value Fund. JP Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly-traded bank holding company. JP Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

Portfolio Manager Compensation Structure

JP Morgan’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives.  This is accomplished, in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.

In determining portfolio manager compensation, JP Morgan uses a balanced discretionary approach to assess performance against four broad categories: (1) business results; (2) risk and control; (3) customers and clients; and (4) people and leadership.

These performance categories consider short-, medium- and long-term goals that drive sustained value for clients, while accounting for risk and control objectives. Specifically, portfolio manager performance is evaluated against various factors including the following: (1) blended pre-tax investment performance relative to competitive indices, generally weighted more to the long-term; (2) individual contribution relative to the client’s risk/return objectives; and (3) adherence with JP Morgan’s compliance, risk and regulatory procedures.

Feedback from JP Morgan’s risk and control professionals is considered in assessing performance.

JP Morgan maintains a balanced total compensation program comprised of a mix of fixed compensation (including a competitive base salary and, for certain employees, a fixed cash allowance), variable compensation in the form of cash incentives, and long-term incentives in the form of equity based and/or fund-tracking incentives that vest over time.  Long-term awards comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.

Long-term awards are generally in the form of time-vested JPMC Restricted Stock Units (“RSUs”). However, portfolio managers are subject to a mandatory deferral of long-term incentive compensation under JP Morgan’s Mandatory Investor Plan (“MIP”). The MIP provides for a rate of return equal to that of the Fund(s) that the portfolio managers manage, thereby aligning portfolio manager’s pay with that of their client’s experience/return.  100% of the portfolio manager’s long-term incentive compensation is eligible for MIP with 50% allocated to the specific und(s) they manage, as determined by their respective manager. The remaining portion of the overall amount is electable and may be treated as if invested in any of the other Funds available in the plan or can take the form of RSUs.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL/JPMorgan Global Allocation Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Eric J. Bernbaum	Other Registered Investment Companies	3	$4.8 million	0	$0
	Other Pooled Vehicles	1	$242,385	0	$0
	Other Accounts	0	$0	0	$0

Jeffrey A. Geller	Other Registered Investment Companies	33	$84.88 million	0	$0
	Other Pooled Vehicles	43	$59.02 million	0	$0
	Other Accounts	9	$17.07 million	0	$0

Grace Koo	Other Registered Investment Companies	9	$22.12 million	0	$0
	Other Pooled Vehicles	1	$242,385	0	$0
	Other Accounts	0	$0	0	$0

Michael Feser	Other Registered Investment Companies	14	$29.78 million	0	$0
	Other Pooled Vehicles	3	$1.33 million	0	$0
	Other Accounts	1	$316,146	0	$0

Phil Camporeale	Other Registered Investment Companies	2	$4.48 million	0	$0
	Other Pooled Vehicles	1	$242,385	0	$0
	Other Accounts	0	$0	0	$0

JNL/JPMorgan Hedged Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Hamilton Reiner	Other Registered Investment Companies	3	$14.96 million	0	$0
	Other Pooled Vehicles	1	$153,466	0	$0
	Other Accounts	0	$0	0	$0

Raffaele Zingone	Other Registered Investment Companies	12	$25.01 million	0	$0
	Other Pooled Vehicles	10	$4.5 million	0	$0
	Other Accounts	9	$9.34 million	5	$1.11 million

JNL/JPMorgan MidCap Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Timothy Parton	Other Registered Investment Companies	13	$26.25 million	0	$0
	Other Pooled Vehicles	10	$10.21 million	0	$0
	Other Accounts	15	$2.39 million	0	$0

Felise Agranoff	Other Registered Investment Companies	15	$33.11 million	0	$0
	Other Pooled Vehicles	6	$4.3 million	0	$0
	Other Accounts	14	$2.35 million	0	$0

JNL/JPMorgan U.S. Government & Quality Bond Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Michael Sais	Other Registered Investment Companies	4	$9.11 million	0	$0
	Other Pooled Vehicles	1	$1.02 million	0	$0
	Other Accounts	4	$4.5 million	3	$1.62 million

Robert Manning	Other Registered Investment Companies	3	$4.91 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	56	$48 million	1	$749,234

JNL/JPMorgan U.S. Value Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Clare A. Hart	Other Registered Investment Companies	5	$39.72 million	0	$0
	Other Pooled Vehicles	9	$9.63 million	0	$0
	Other Accounts	44	$15.73 million	0	$0

Andrew Brandon	Other Registered Investment Companies	5	$39.72 million	0	$0
	Other Pooled Vehicles	9	$9.63 million	0	$0
	Other Accounts	44	$15.73 million	0	$0

David Silberman	Other Registered Investment Companies	5	$39.72 million	0	$0
	Other Pooled Vehicles	9	$9.63 million	0	$0
	Other Accounts	44	$15.73 million	0	$0

Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts.

Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates' overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.

Security Ownership of Portfolio Managers for the JNL/JPMorgan Global Allocation Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Eric J. Bernbaum	X
Jeffrey A. Geller	X
Grace Koo	X
Michael Feser	X
Phil Camporeale	X

Security Ownership of Portfolio Managers for the JNL/JPMorgan Hedged Equity Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Hamilton Reiner	X
Raffaele Zingone	X

Security Ownership of Portfolio Managers for the JNL/JPMorgan MidCap Growth Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Timothy Parton	X
Felise Agranoff	X

Security Ownership of Portfolio Managers for the JNL/JPMorgan U.S. Government & Quality Bond Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael Sais	X
Robert Manning	X

Security Ownership of Portfolio Managers for the JNL/JPMorgan U.S. Value Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Clare A. Hart	X
Andrew Brandon	X
David Silberman	X

Kayne Anderson Rudnick Investment Management, LLC

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067 and serves as co-sub-adviser to the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund and JNL Multi-Manager Small Cap Growth Fund. KAR acts as sub-adviser to mutual funds and as investment adviser to institutions and individuals. As of December 31, 2020, KAR had approximately $51.7 billion in assets under management.

Portfolio Manager Compensation Structure

KAR’s incentive compensation plan for its portfolio managers is comprised of a base salary, an incentive bonus, and equity grants from KAR’s parent company, Virtus Investment Partners, Inc. (“Virtus”). The equity grants are in the form of Virtus Restricted Stock Units with multi-year vesting. KAR’s PMs also receive a portion of their compensation in deferred compensation that appreciates or depreciates in value based on the rate of return of one or more mutual funds managed or advised by the PM. For the bonus component, compensation is materially tied to the long-term risk-adjusted performance of the strategies for which the portfolio managers are responsible. Specifically, 75% of the bonus is determined by quantitative factors and 25% of the bonus is determined by qualitative factors. The quantitative factors are calculated with 50% based upon the equal weighted average of 1-year, 3-year, and 5-year alpha and 50% based upon the equal weighted average of 1-year, 3-year, and 5-year annualized returns relative to the respective peer group. The bonus can equal or exceed the base salary and is tied to a bonus pool that is dependent on firm profitability.

KAR’s Portfolio Managers are also able to participate in broad-based plans offered generally to KAR’s employees by its parent company, Virtus, including 401(k), health and other employee benefit plans.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager Alternative Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Chris Wright, CFA	Other Registered Investment Companies	1	$129.40 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	1	$2.38 million	0	$0

JNL Multi-Manager Emerging Markets Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Hyung Kim	Other Registered Investment Companies	5	$3.03 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	5	$483.56 million	0	$0

Craig Thrasher, CFA	Other Registered Investment Companies	7	$3.07 billion	0	$0
	Other Pooled Vehicles	N/A	N/A	0	$0
	Other Accounts	6	$487.79 million	0	$0

JNL Multi-Manager Small Cap Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Todd Beiley, CFA	Other Registered Investment Companies	8	$9.91 billion	0	$0
	Other Pooled Vehicles	2	$128.07 million	1	$332.34 million
	Other Accounts	1,389	$9.484 billion	0	$0

Jon Christensen, CFA	Other Registered Investment Companies	10	$14.69 billion	0	$0
	Other Pooled Vehicles	3	$205.06 million	1	$332.34 million
	Other Accounts	2,172	$19.42 billion	0	$0

Julie Biel, CFA	Other Registered Investment Companies	1	$3.0 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	100	$90.0 million	0	$0

Conflicts of Interest

There can be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of a Fund’s investments and the investments of any other accounts they manage. Such conflicts could include the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs, participation or interest in client transactions that can result from personal trading by KAR’s employees, performance-based fees and side-by-side management, proxy voting, and any soft dollar arrangements that the relevant sub-adviser may have in place that could benefit the Funds and/or such other accounts. KAR has policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of its clients. Additionally, any conflicts of interest between the investment strategies of a Fund and the investment strategies of other accounts managed by portfolio managers are not expected to be material because portfolio managers generally manage funds and other accounts having similar investment strategies.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Chris Wright, CFA	X

Security Ownership of Portfolio Managers for the JNL Multi-Manager Emerging Markets Equity Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Hyung Kim	X
Craig Thrasher, CFA	X

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Growth Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Todd Beiley, CFA	X
Jon Christensen, CFA	X
Julie Biel, CFA	X

Lazard Asset Management LLC

Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112, serves as Sub-Adviser to the JNL/Lazard International Strategic Equity Fund and co-sub-adviser to the JNL Multi-Manager Alternative Fund. Lazard is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

Team Management and Model Portfolios. Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Portfolio Manager Compensation Structure

Lazard’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the Funds. Portfolio managers responsible for managing the Funds may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as “wrap accounts”) and model portfolios.

Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy.

Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment, (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment team(s) of which the portfolio manager is a member.

Variable bonus is based on the portfolio manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark (as set forth in the prospectus or other governing document) over the current fiscal year and the longer-term performance of such account, as well as performance of the account relative to peers. In addition, the portfolio manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions. A portion of a portfolio manager’s variable bonus is awarded under a deferred compensation arrangement pursuant to which the portfolio manager may allocate certain amounts awarded among certain accounts in shares that vest in two to three years. Certain portfolio managers’ bonus compensation may be tied to a fixed percentage of revenue or assets generated by the accounts managed by such portfolio management team(s).

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager Alternative Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Sean Reynolds	Other Registered Investment Companies	2	$139.92 million	0	$0
	Other Pooled Vehicles	6	$1.64 billion	5	$1.47 billion
	Other Accounts	1	$204.94 million	1	$204.94 million

Frank Bianco, CFA	Other Registered Investment Companies	2	$139.92 million	0	$0
	Other Pooled Vehicles	6	$1.64 billion	5	$1.47 billion
	Other Accounts	1	$204.94 million	1	$204.94 million

JNL/Lazard International Strategic Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Mark Little	Other Registered Investment Companies	5	$6.03 billion	0	$0
	Other Pooled Vehicles	9	$3.55 billion	0	$0
	Other Accounts	43	$10.24 billion	1	$392.46 million

Michael A. Bennett	Other Registered Investment Companies	14	$16.0 billion	1	$4.65 billion
	Other Pooled Vehicles	12	$5.22 billion	0	$0
	Other Accounts	180	$27.84 billion	3	$300.41 million

Robin O. Jones	Other Registered Investment Companies	5	$6.03 billion	0	$0
	Other Pooled Vehicles	9	$3.55 billion	0	$0
	Other Accounts	43	$10.24 billion	1	$392.46 million

John R. Reinsberg	Other Registered Investment Companies	13	$11.26 billion	0	$0
	Other Pooled Vehicles	14	$4.61 billion	0	$0
	Other Accounts	74	$17.71 billion	2	$527.85 million

Conflicts of Interest

Material Conflicts Related to Management of Similar Accounts. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which a Fund may invest or that may pursue a strategy similar to a Fund's investment strategies implemented by Lazard (collectively, "Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Funds are not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same or similar securities). In addition, the Funds are subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard's management of the Funds and Similar Accounts, including the following:

1. Similar Accounts may have investment objectives, strategies and risks that differ from those of the Funds. In addition, the Funds are subject to different regulations than certain of the Similar Accounts and, consequently, may not be permitted to invest in the same securities, exercise rights to exchange or convert securities or engage in all the investment techniques or transactions, or to invest, exercise or engage to the same degree, as the Similar Accounts. For these or other reasons, the portfolio managers may purchase different securities for the Funds and the corresponding Similar Accounts, and the performance of securities purchased for the Funds may vary from the performance of securities purchased for Similar Accounts, perhaps materially.

2. Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

3. Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Funds, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager's time dedicated to each account, Lazard periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Funds. As illustrated in the table above, most of the portfolio managers manage a significant number of Similar Accounts in addition to the Funds.

4. Generally, Lazard and/or its portfolio managers have investments in Similar Accounts. This could be viewed as creating a potential conflict of interest, since certain of the portfolio managers do not invest in the Funds.

5. The table above notes the portfolio managers who manage Similar Accounts with respect to which the advisory fee is based on the performance of the account, which could give the portfolio managers and Lazard an incentive to favor such Similar Accounts over the Funds.

6. Portfolio managers may place transactions on behalf of Similar Accounts that are directly or indirectly contrary to investment decisions made for a Fund, which could have the potential to adversely impact a Fund, depending on market conditions. In addition, if a Fund's investment in an issuer is at a different level of the issuer's capital structure than an investment in the issuer by Similar Accounts, in the event of credit deterioration of the issuer, there may be a conflict of interest between the Fund's and such Similar Accounts' investments in the issuer. If Lazard sells securities short, including on behalf of a Similar Account, it may be seen as harmful to the performance of a Fund to the extent it invests "long" in the same or similar securities whose market values fall as a result of short-selling activities.

7. Investment decisions are made independently from those of the Similar Accounts. If, however, such Similar Accounts desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

8. Under Lazard's trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein a "Limited Offering"), Lazard will generally allocate Limited Offering shares among client accounts, including the Fund, pro rata based upon the aggregate asset size (excluding leverage) of the account. Lazard may also allocate Limited Offering shares on a random basis, as selected electronically, or other basis. It is often difficult for the Adviser to obtain a sufficient number of Limited Offering shares to provide a full allocation to each account. Lazard's allocation procedures are designed to allocate Limited Offering securities in a fair and equitable manner.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Sean H. Reynolds	X
Frank Bianco, CFA	X

Security Ownership of Portfolio Managers for the JNL/Lazard International Strategic Equity Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mark Little	X
Michael A. Bennett	X
Robin O. Jones	X
John R. Reinsberg	X

Loomis, Sayles & Company, L.P.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is located at One Financial Center, Boston, MA 02111 and serves as co-sub-adviser to the JNL Multi-Manager Alternative Fund and sub-adviser to the JNL/Loomis Sayles Global Growth Fund. Loomis Sayles is a Delaware limited partnership, registered as an investment adviser that provides investment advice to retirement and pension plans, institutional and corporate clients, insurance companies, mutual funds and high net worth individuals. Loomis Sayles is a global asset management firm found in 1926 and is a wholly owned subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Investment Managers is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. As of December 31, 2020, Loomis Sayles managed approximately $347.8 billion in domestic and global fixed-income and equity assets.

Portfolio Manager Compensation Structure

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Mr. Hamzaogullari’s compensation has four components: a competitive base salary, an annual incentive bonus driven by investment performance, participation in long-term incentive plans (annual and a post-retirement payout), and a revenue sharing bonus if certain revenue thresholds and performance hurdles are met. Maximum variable compensation potential is a multiple of base salary and reflects performance achievements relative to peers with similar disciplines. The performance review considers the asset class, manager experience, and maturity of the product. The incentive compensation is based on trailing strategy performance and is weighted at one third for the three-year period, one third for the five-year period and one third for the ten-year period. He is compensated according to the overall performance of the strategy. He also receives performance based compensation as portfolio manager for a private investment fund. The firm’s senior management review the components annually.

In addition, Mr. Hamzaogullari participates in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). He may also participate in the Loomis Sayles deferred compensation plan which requires all employees to defer 50% of their annual bonus if in excess of a certain dollar amount, except for those employees who will be age 61 or older on the date the bonus is awarded. These amounts are deferred over a two year period with 50% being paid out one year from the bonus anniversary date and the second 50% being paid out two years from the bonus anniversary date. These deferrals are deposited into an investment account on the employee's behalf, but the employee must be here on the vesting dates in order to receive the deferred bonus.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

Mr. Hamzaogullari also receives additional compensation based on revenue and performance hurdles for his strategies, and performance fee based compensation as portfolio manager for a private investment fund.

The following table reflects information as of December 31, 2020:

JNL Multi-Manager Alternative Fund and JNL/Loomis Sayles Global Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Aziz V. Hamzaogullari, CFA	Other Registered Investment Companies	31	$32.24 billion	0	$0
	Other Pooled Vehicles	19	$12.35 billion	1	$66.55 million
	Other Accounts	145	$41.59 billion	1	$318.03 million

Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in Loomis Sayles’ Brokerage Allocation Policies and Procedures and Loomis Sayles’ Trade Aggregation and Allocation Policies and Procedures.

Security Ownership of Portfolio Manager for the JNL Multi-Manager Alternative Fund and JNL/Loomis Sayles Global Growth Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Aziz V. Hamzaogullari, CFA	X

Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett”) is located at 90 Hudson Street, Jersey City, NJ 07302-3973 and serves as a sub-adviser to the JNL/Lord Abbett Short Duration Income Fund. Lord Abbett is a Delaware limited liability company

Portfolio Manager Compensation Structure

When used in this section, the term “fund” refers to the JNL/Lord Abbett Short Duration Income Fund, as well as any other registered investment companies, pooled investment vehicles, and accounts managed or sub-advised by a Lord Abbett portfolio manager. Each portfolio manager receives compensation from Lord Abbett consisting of a salary, bonus, and profit-sharing plan contributions. The level of base compensation takes into account the portfolio manager’s experience, reputation, and competitive market rates, as well as the portfolio manager’s leadership and management of the investment team.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the returns, and similar factors. In considering the portfolio manager’s investment results, Lord Abbett’s senior leaders may evaluate a fund’s performance against one or more benchmarks from among a fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectuses, indices disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indices within one or more of a fund’s peer groups (as defined from time to time by third party investment research companies), as well as a fund’s peer group. In particular, investment results are evaluated based on an assessment of the portfolio manager’s one-, three-, and five-year investment returns on a pre-tax basis versus such benchmarks. Finally, there is a component of the bonus that rewards leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team. In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s deferred compensation plan. Depending on the employee’s level they will receive either an award under the Managing Director Award Plan or the Investment Capital Appreciation Plan. Both of these plans, following a three-year qualification period provide for a deferred payout over a five-year period. The plan’s earnings are based on the overall average net asset growth of the firm as a whole or percentile performance of our funds against benchmarks as a whole. Lord Abbett believes these incentives focus portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL/Lord Abbett Short Duration Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Andrew H. O’Brien, CFA	Other Registered Investment Companies	119	$110.70 billion	0	$0
	Other Pooled Vehicles	81	$8.70 billion	0	$0
	Other Accounts	448	$10.96 billion	0	$0

Kewjin Yuoh	Other Registered Investment Companies	115	$11.78 billion	0	$0
	Other Pooled Vehicles	73	$8.67 billion	0	$0
	Other Accounts	448	$10.96 billion	0	$0

Steven F. Rocco, CFA	Other Registered Investment Companies	132	$101.51 billion	1	$481.7 million
	Other Pooled Vehicles	128	$12.20 billion	0	$0
	Other Accounts	446	$11.61 billion	0	$0

Robert A. Lee	Other Registered Investment Companies	131	$108.55 billion	1	$481.7 million
	Other Pooled Vehicles	106	$12.19 billion	0	$0
	Other Accounts	463	$13.12 billion	0	$0

Conflicts of Interest

Conflicts of interest may arise in connection with Lord Abbett portfolio managers’ management of the investments of the JNL/Lord Abbett Short Duration Income Fund and the investments of the portfolio managers’ other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the Fund’s transactions to the advantage of other accounts and to the detriment of that Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures Relating to Client Brokerage and Soft Dollars, as well as Evaluation of Proprietary Research Policy and Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients, including the Fund. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have material non-public information. Lord Abbett is not affiliated with a full service broker-dealer and, therefore, does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment banking functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the Fund and the investments of the other accounts in the table referenced above.

Security Ownership of Portfolio Managers for the JNL/Lord Abbett Short Duration Income Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Andrew H. O’Brien, CFA	X
Kewjin Yuoh	X
Steven F. Rocco, CFA	X
Robert A. Lee	X

Massachusetts Financial Services Company (dba MFS Investment Management)

Massachusetts Financial Services Company (dba MFS Investment Management) (“MFS”), located at 111 Huntington Avenue, Boston, MA 02199, is the Sub-Adviser to the JNL/MFS Mid Cap Value Fund. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

Portfolio Manager Compensation Structure

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2020, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2020, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund:

Fund/Portfolio Managers	Benchmark(s)
JNL/MFS Mid Cap Value Fund
Kevin Schmitz	MSCI USA Mid Cap Value Index (gross div)
Brooks Taylor	MSCI USA Mid Cap Value Index (gross div)

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL/MFS Mid Cap Value Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Kevin Schmitz	Other Registered Investment Companies	8	$19.5 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	4	$105.9 million	0	$0

Brooks Taylor	Other Registered Investment Companies	9	$27.0 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	4	$105.9 million	0	$0

Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including proprietary accounts) with similar investment objectives. MFS' trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund: for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS and or its affiliates own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

Security Ownership of Portfolio Managers for the JNL/MFS Mid Cap Value Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Kevin Schmitz	X
Brooks Taylor	X

Mellon Investments Corporation

Mellon Investments Corporation (“Mellon”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”).  Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon serves as Sub-Adviser to the JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/Mellon Equity Income Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL International Index Fund, JNL Bond Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund. Mellon also serves as co-Sub-Adviser to the JNL/Goldman Sachs 4 Fund. Mellon is a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Portfolio Manager Compensation Structure

Passively Managed and Actively Managed Mutual Fund Portfolio Manager Compensation

Mellon’s rewards program is designed to be market-competitive and align Mellon’s compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes Mellon’s investment personnel to focus on long-term alpha generation.

Mellon’s incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the Mellon’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass Mellon’s investment professional rewards program.

•	Base salary
•	Annual cash incentive
•	Long-Term Incentive Plan
•	Deferred cash for investment
•	BNY Mellon restricted stock units

Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/Mellon Equity Income Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL International Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund. Mellon also serves as co-Sub-Adviser to the JNL/Goldman Sachs 4 Fund Mellon also serves as co-Sub-Adviser to the JNL/Goldman Sachs 4 Fund.

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Thomas J. Durante, CFA	Other Registered Investment Companies	113	$113.83 billion	0	$0
	Other Pooled Vehicles	103	$106.87 billion	0	$0
	Other Accounts	57	$129.11 billion	0	$0

Marlene Walker Smith	Other Registered Investment Companies	113	$113.83 billion	0	$0
	Other Pooled Vehicles	103	$106.87 billion	0	$0
	Other Accounts	57	$129.11 billion	0	$0

David France, CFA	Other Registered Investment Companies	113	$113.83 billion	0	$0
	Other Pooled Vehicles	103	$106.87 billion	0	$0
	Other Accounts	57	$129.11 billion	0	$0

Todd Frysinger, CFA	Other Registered Investment Companies	113	$113.83 billion	0	$0
	Other Pooled Vehicles	103	$106.87 billion	0	$0
	Other Accounts	57	$129.11 billion	0	$0

Vlasta Sheremeta, CFA	Other Registered Investment Companies	113	$113.83 billion	0	$0
	Other Pooled Vehicles	103	$106.87 billion	0	$0
	Other Accounts	57	$129.11 billion	0	$0

Michael Stoll	Other Registered Investment Companies	113	$113.83 billion	0	$0
	Other Pooled Vehicles	103	$106.87 billion	0	$0
	Other Accounts	57	$129.11 billion	0	$0

JNL/Mellon Equity Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
John C. Bailer	Other Registered Investment Companies	5	$1.42 billion	0	$0
	Other Pooled Vehicles	0	0	0	$0
	Other Accounts	14	$1.91 billion	2	$29.3 million

JNL Bond Index Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Nancy Rogers	Other Registered Investment Companies	2	$1.33 billion	0	$0
	Other Pooled Vehicles	9	$2.56 billion	0	$0
	Other Accounts	20	$6.09 billion	1	$351.5 million

Gregg Lee	Other Registered Investment Companies	2	$1.33 billion	0	$0
	Other Pooled Vehicles	9	$2.56 billion	0	$0
	Other Accounts	20	$6.09 billion	1	$351.5 million

Conflicts of Interest

It is the policy of Mellon to make business decisions free from conflicting outside influences. Mellon’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. Mellon’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of The Bank of New York Mellon Corporation (“BNYM”), potential conflicts may also arise between Mellon and other BNYM companies.

Mellon will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, Mellon has adopted a Code of Ethics (the “Code”) and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. Mellon’s compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, Mellon has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.

All material conflicts of interest are presented in greater detail within Part 2A of Mellon’s Form ADV.

The following table reflects information as of December 31, 2020.

Security Ownership of Portfolio Managers for the JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/Mellon Equity Income Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL Emerging Markets Index Fund, JNL/Mellon S&P 500 Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL International Index Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon World Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, and JNL/Vanguard Moderate Growth ETF Allocation Fund. Mellon also serves as co-Sub-Adviser to the JNL/Goldman Sachs 4 Fund

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Thomas J. Durante, CFA	X
Marlene Walker Smith	X
David France, CFA	X
Todd Frysinger, CFA	X
Vlasta Sheremeta, CFA	X
Michael Stoll	X

Security Ownership of Portfolio Manager for the JNL/Mellon Equity Income Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
John C. Bailer	X

Security Ownership of Portfolio Managers for the JNL Bond Index Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

Nancy Rogers, CFA	X
Gregg Lee, CFA	X

Neuberger Berman Investment Advisers LLC

Neuberger Berman Investment Advisers LLC (“NBIA”), 1290 Avenue of the Americas, New York, New York 10104, serves as Sub-Adviser to the JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Strategic Income Fund. NBIA is responsible for choosing the Fund’s investments and handling its day-to-day business. Together, the Neuberger Berman organization (“Neuberger Berman”) affiliates manage approximately $405 billion in total assets as of December 31, 2020 and continue an asset management history that began in 1939.

Portfolio Manager Compensation Structure

NBIA’s compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. NBIA is also focused on creating a compensation process that it believes is fair, transparent, and competitive with the market.

Compensation for Portfolio Managers consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the Portfolio Manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a Portfolio Manager may generally receive a percentage of pre-tax revenue determined on a monthly basis less certain deductions. The percentage of revenue a Portfolio Manager receives pursuant to this arrangement will vary based on certain revenue thresholds.

The terms of NBIA’s long-term retention incentives are as follows:

Employee-Owned Equity. Certain employees (primarily senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel. In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity. NBIA also offers an equity acquisition program which allows employees a more direct opportunity to invest in Neuberger Berman. For confidentiality and privacy reasons, NBIA cannot disclose individual equity holdings or program participation.

Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.

Restrictive Covenants. Most investment professionals, including Portfolio Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions. For confidentiality and privacy reasons, NBIA cannot disclose individual restrictive covenant arrangements.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL/Neuberger Berman Commodity Strategy Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Hakan Kaya	Other Registered Investment Companies	1	$124.0 million	0	$0
	Other Pooled Vehicles	4	$1.17 billion	0	$0
	Other Accounts	0	$0	0	$0

Thomas Sontag	Other Registered Investment Companies	5	$1.78 billion	0	$0
	Other Pooled Vehicles	11	$457.0 million	0	$0
	Other Accounts	22	$4.73 billion	0	$0

David Yi Wan	Other Registered Investment Companies	1	$124.0 million	0	$0
	Other Pooled Vehicles	4	$1.17 billion	0	$0
	Other Accounts	0	$0	0	$0

JNL/Neuberger Berman Strategic Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Thanos Bardas	Other Registered Investment Companies	11	$5.57 billion	0	$0
	Other Pooled Vehicles	39	$3.92 billion	1	$139.0 million
	Other Accounts	90	$33.65 billion	4	$128.0 million

David M. Brown	Other Registered Investment Companies	11	$5.87 billion
	Other Pooled Vehicles	67	$24.13 billion	2	$2.10 billion
	Other Accounts	91	$38.80 billion	2	$159.0 million

Bradley C. Tank	Other Registered Investment Companies	15	$5.05 billion	0	$0
	Other Pooled Vehicles	27	$4.70 billion	1	$1.96 billion
	Other Accounts	31	$3.19 billion	0	$0

Ashok Bhatia	Other Registered Investment Companies	6	$3.13 billion	0	$0
	Other Pooled Vehicles	28	$4.71 billion	1	$1.96 billion
	Other Accounts	32	$3.32 billion	0	$0

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a Portfolio Manager for NBIA has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund, and which may include transactions that are directly contrary to the positions taken by a fund. For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests. In such a case, the Portfolio Manager could be seen as harming the performance of the fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity. There may also be regulatory limitations that prevent a fund from participating in a transaction that another account or fund managed by the same Portfolio Manager will invest. For example, the Investment Company Act of 1940, as amended, prohibits mutual funds from participating in certain transactions with certain of its affiliates and from participating in “joint” transactions alongside certain of its affiliates. The prohibition on “joint” transactions may limit the ability of the funds to participate alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance and may reduce the amount of privately negotiated transactions that the funds may participate in. Further, NBIA may take an investment position or action for a fund or account that may be different from, inconsistent with, or have different rights than (e.g., voting rights, dividend or repayment priorities or other features that may conflict with one another), an action or position taken for one or more other funds or accounts, including a fund, having similar or different objectives. A conflict may also be created by investing in different parts of an issuer’s capital structure (e.g., equity or debt, or different positions in the debt structure). Those positions and actions may adversely impact, or in some instances benefit, one or more affected accounts, including the funds. Potential conflicts may also arise because portfolio decisions and related actions regarding a position held for a fund or another account may not be in the best interests of a position held by another fund or account having similar or different objectives. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Finally, a conflict of interest may arise if NBIA and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the Portfolio Manager is responsible. In the ordinary course of operations certain businesses within NBIA may seek access to material non-public information. For instance, NBIA loan portfolio managers may utilize material non-public information in purchasing loans and from time to time, may be offered the opportunity on behalf of applicable clients to participate on a creditors committee, which participation may provide access to material non-public information. NBIA maintains procedures that address the process by which material non-public information may be acquired intentionally by NBIA. When considering whether to acquire material non-public information, NBIA will take into account the interests of all clients and will endeavor to act fairly to all clients. The intentional acquisition of material non-public information may give rise to a potential conflict of interest since NBIA may be prohibited from rendering investment advice to clients regarding the public securities of such issuer and thereby potentially limiting the universe of public securities that NBIA, including a fund, may purchase or potentially limiting the ability of NBIA, including a fund, to sell such securities. Similarly, where NBIA declines access to (or otherwise does not receive) material non-public information regarding an issuer, the portfolio managers may base investment decisions for its clients, including a fund, with respect to loan assets of such issuer solely on public information, thereby limiting the amount of information available to the portfolio managers in connection with such investment decisions.

NBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Neuberger Berman Commodity Strategy Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Hakan Kaya	X
Thomas Sontag	X
David Yi Wan	X

Security Ownership of Portfolio Managers for the JNL/Neuberger Berman Strategic Income Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Thanos Bardas	X
David M. Brown	X
Ashok Bhatia	X
Bradley C. Tank	X

Nuance Investments, LLC

Nuance Investments, LLC (“Nuance”) is located at 4900 Main Street, Suite 220, Kansas City MO 64112 and serves as a co-sub-adviser to the JNL Multi-Manager Mid Cap Fund. Nuance is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions. As of December 31, 2020, Nuance had about $5.95 billion in assets under management.

Portfolio Manager Compensation Structure

The Adviser compensates the Portfolio Managers for their management of the Fund. Portfolio Managers are compensated in four separate ways: salary, bonus, profit sharing and asset revenue sharing. The base salary is determined by overall experience, expertise, and competitive market rates. The performance bonus is based on job performance. The profit sharing and asset revenue sharing components are participations in the growth and overall profitability of the Adviser. Whereas the performance of an account may contribute to the overall profitability of the firm, compensation of a portfolio manager is not based on the numerical performance of any client account. All of the portfolio managers’ compensation packages are paid by the Adviser and not by any client account.

As of December 31, 2020, the Portfolio Managers managed one account pursuant to a performance-based advisory fee with net assets of $59.20 million.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager Mid Cap Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Scott A. Moore, CFA	Other Registered Investment Companies	6	$4.07 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	935	$1.60 billion	1	$59.20 million

Chad Baumler, CFA	Other Registered Investment Companies	6	$4.07 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	935	$1.60 billion	1	$59.20 million

Darren Schryer, CFA, CPA	Other Registered Investment Companies	6	$4.07 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	935	$1.60 billion	1	$59.20 million

Conflicts of Interest

The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, Nuance has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Mid Cap Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Scott A. Moore, CFA	X
Chad Baumler, CFA	X
Darren Schryer, CFA, CPA	X

PPM America, Inc.

PPM America, Inc. (“PPM”), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as Sub-Adviser to the JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, and JNL/PPM America Total Return Fund. PPM, an affiliate of the Adviser, is an indirect wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. As of December 31, 2020, PPM had $106.2 billion in assets under management. In February of 2021, Prudential plc announced that it plans to pursue a separation of Jackson Financial Inc. in the second quarter of 2021 through a demerger, whereby shares of Jackson Financial Inc. would be distributed to Prudential plc shareholders.

Portfolio Manager Compensation Structure

PPM’s compensation and incentive programs are designed to retain high-quality professionals

PPM rewards professional staff according to competitive industry scales, quality of work, and performance through three primary compensation elements:

•	Fixed base salary, which is evaluated and subject to merit increases annually.
•	Discretionary bonuses, which are evaluated annually, and based primarily on individual results. Investment results are our primary consideration, but PPM also considers firm-wide results to encourage cross-team collaboration.
•	Long-Term Incentive Programs, including PPM’s Long-Term Incentive Program (LTIP), and Performance Incentive Award (PIA):
○	LTIP: For most mid- and senior level professionals, LTIP is the primary long-term incentive program. This program is based on PPM’s overall achievement and its other US affiliates’ business plan over a three-year period and has a three-year cliff vesting schedule. Payments under the plan are made in Prudential plc ADRs.
○	PIA: Certain senior executives, portfolio managers, analysts, and traders participate in a Performance Incentive Award (PIA) program, where PPM will invest an amount of deferred compensation in the PPM Funds, two of which have similar investment objectives and investment strategies to JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund. This further aligns individual compensation to the investment performance delivered to clients. The PIA program has a three-year cliff vesting schedule. Participants in the PIA are paid in cash at the end of the vesting period.

Our compensation and incentive programs support our investors’ interests

•	We strengthen the connection between our compensation and our clients’ goals by structuring incentive programs that promote both individual and firm wide performance.
•	As discussed above, certain portfolio managers participate in a deferred compensation program (the PIA program). The PPM Fund(s) in which a portfolio manager’s deferred compensation is invested by PPM may not be the Fund(s) for which he or she serves as a portfolio manager.

The mix of base, discretionary bonus, and long-term incentives (LTIP and PIA) varies by level, with more senior employees having a greater percentage of their pay at risk through discretionary bonus and long-term incentives.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL/PPM America Floating Rate Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Adam Spielman	Other Registered Investment Companies	2	$1.96 billion	0	$0
	Other Pooled Vehicles	3	$1.24 billion	0	$0
	Other Accounts	5	$2.01 billion	0	$0

David Wagner	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	6	$2.01 billion	0	$0

JNL/PPM America High Yield Bond Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Adam Spielman	Other Registered Investment Companies	2	$1.13 billion	0	$0
	Other Pooled Vehicles	3	$1.24 billion	0	$0
	Other Accounts	5	$2.01 billion	0	$0

Karl Petrovich	Other Registered Investment Companies	1	$57.5 million	0	$0
	Other Pooled Vehicles	3	$1.23 billion	0	$0
	Other Accounts	2	$56.8 million	0	$0

John Broz	Other Registered Investment Companies	1	$57.5 million	0	$0
	Other Pooled Vehicles	3	$1.24 billion	0	$0
	Other Accounts	0	$0	0	$0

JNL/PPM America Total Return Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Michael T. Kennedy	Other Registered Investment Companies	1	$56.3 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	7	$14.28 billion	0	$0

Sau Mui	Other Registered Investment Companies	1	$56.3 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	7	$14.28 billion	0	$0

Conflicts of Interest

The management of multiple funds and accounts gives rise to potential and actual conflicts of interest. PPM has adopted certain compliance procedures which are designed to address conflicts; however, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Allocation of Time and Ideas

Portfolio managers must divide time and investment ideas across multiple funds and accounts. Portfolio managers generally focus on a particular investment discipline; therefore, other funds and/or accounts are in most cases managed using the same or substantially similar investment strategies that are used in connection with the management of the Funds. As a result, portfolio holdings, relative position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. However, securities selected for similarly managed funds or accounts other than one of the Funds may outperform the securities selected for the respective Fund.

Investment Opportunities

Other funds and accounts may have similar or different objectives, benchmarks, time horizons, and fees. The other accounts and funds may invest in the same instruments as the Funds, which may create potential conflicts, particularly where investment opportunities in securities or markets are limited or where the liquidity of certain instruments is limited. Further, the majority of accounts managed by PPM represent assets of, or accounts sponsored by, its affiliates. The allocation of investment opportunities generally, could raise a potential conflict of interest, as PPM may have an incentive to provide favorable treatment to certain accounts, including those of clients affiliated with PPM. Additionally, conflicts may arise with both the aggregation and allocation of trade orders that were only partially filled due to limited availability. Also, each Fund, as a registered investment company, is subject to different regulations than certain of the accounts managed by PPM, and, consequently, there may be differences in the allowable investments and investment techniques between accounts of clients managed by PPM. PPM seeks to manage such potential conflicts through the adoption of a variety of policies and procedures, including procedures intended to provide a fair allocation of buy and sell opportunities among the Funds and other accounts.

Conflicts may also arise in cases where client and/or affiliate client accounts are invested in or conduct research relating to different parts of an issuer’s capital structure, such as when a Fund owns senior debt obligations of an issuer and other clients own junior tranches or equities of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients or result in PPM receiving material, non-public information, or PPM may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities. Additionally, if PPM acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for a Fund or other clients. When making investment decisions where a conflict of interest may arise, PPM will endeavor to act in a fair and equitable manner between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PPM acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

Related Party Investments

Related parties to PPM may provide initial funding to or otherwise invest in a Fund. When a related party provides “seed capital” or other capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time or when it deems that sufficient additional capital has been invested in that Fund. The timing of a redemption by a related party could benefit the related party. For example, the related party may choose to redeem its shares at a time when the Fund’s portfolio is more liquid than at times when other investors may wish to redeem all or part of their interests. In addition, a consequence of any redemption of a significant amount, including by a related party, is that investors remaining in the Fund will bear a proportionately higher share of Fund expenses following the redemption.

Fees

A portfolio manager may advise certain accounts subject to performance based fees. Such circumstances give rise to a potential conflict, in that the portfolio manager may have an incentive to favor performance based fee accounts over a Fund. As noted above, PPM has policies and procedures in place to mitigate such conflicts, including procedures intended to provide a fair allocation of buy and sell opportunities among the Funds and other accounts.

Personal Investments

A portfolio manager may invest in a Fund that he or she advises. Also, a portfolio manager’s management of personal accounts may give rise to potential conflicts of interest, including conflicts of interest related to the knowledge and timing and potential market impact of trades placed on behalf of clients, as well as current or potential investment opportunities under consideration. While PPM has adopted a variety of procedures, including a code of ethics which PPM believes contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

Security Ownership of Portfolio Managers for the JNL/PPM America Floating Rate Income Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Adam Spielman	X
David Wagner	X

Security Ownership of Portfolio Managers for the JNL/PPM America High Yield Bond Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Karl Petrovich	X
Adam Spielman	X
John Broz			X

Security Ownership of Portfolio Managers for the JNL/PPM America Total Return Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael T. Kennedy	X
Sau Mui	X

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 650 Newport Center Drive, Newport Beach, California 92660 serves as Sub-Adviser to the JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, and JNL/PIMCO Real Return Fund. PIMCO is an investment management firm founded in 1971. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain and former officers of PIMCO. Through various holding company structures, Allianz Asset Management of America L.P. is majority owned by Allianz SE.

Portfolio Manager Compensation

PIMCO’s approach to compensation seeks to provide professionals with a Total Compensation Plan and process that is driven by PIMCO’s mission and values. Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers;
•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic, and meritocracy;
•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation; and
•	PIMCO’s “Discern and Differentiate” discipline guides total compensation levels.

The Total Compensation Plan consists of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for PIMCO’s clients. A portfolio manager’s compensation is not based solely on the performance of any Fund or any other account managed by that portfolio manager:

Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus – Performance bonuses are designed to reward risk-adjusted performance and contributions to PIMCO’s broader investment process. The compensation process is not formulaic and the following non-exhaustive list of qualitative and quantitative criteria are considered when determining the total compensation for portfolio managers:

•	Performance measured over a variety of longer- and shorter-term periods, including 5-year, 4-year, 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups; greatest emphasis is placed on 5-year and 3-year performance, followed by 1-year performance;
•	Consistency of investment performance across portfolios of similar mandate and guidelines, rewarding low dispersion and consistency of outperformance;
•	Appropriate risk positioning and risk management mindset which includes consistency with PIMCO’s investment philosophy, the Investment Committee’s positioning guidance, absence of defaults, and appropriate alignment with client objectives;
•	Contributions to mentoring, coaching and/or supervising members of team;
•	Collaboration, idea generation, and contribution of investment ideas in the context of PIMCO’s investment process, Investment Committee meetings, and day-to-day management of portfolios;
•	With much lesser importance than the aforementioned factors: amount and nature of assets managed by the portfolio manager, contributions to asset retention, and client satisfaction.

PIMCO’s partnership culture further rewards strong long term risk adjusted returns with promotion decisions almost entirely tied to long term contributions to the investment process. 10-year performance can also be considered, though not explicitly as part of the compensation process.

Deferred Compensation – Long Term Incentive Plan (“LTIP”) is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation of deferred compensation as a percentage of total compensation, which is in line with market practices.

•	The LTIP provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long term commitment to PIMCO’s success.

Eligibility to participate in LTIP is contingent upon continued employment at PIMCO and all other applicable eligibility requirements.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL/PIMCO Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Daniel J. Ivascyn	Other Registered Investment Companies	19	$169.43 billion	0	$0
	Other Pooled Vehicles	20	$92.64 billion	3	$9.33 billion
	Other Accounts	5	$2.34 billion	1	$252.52 million

Alfred T. Murata	Other Registered Investment Companies	20	$170.45 billion	0	$0
	Other Pooled Vehicles	12	$35.45 billion	0	$0
	Other Accounts	6	$1.94 billion	0	$0

Josh Anderson	Other Registered Investment Companies	5	$140.56 billion	0	$0
	Other Pooled Vehicles	8	$13.22 billion	3	$9.50 billion
	Other Accounts	2	$0.27 million	0	$0

JNL/PIMCO Investment Grade Credit Bond Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Amit Arora, CFA, FRM	Other Registered Investment Companies	3	$21.1 billion	0	$0
	Other Pooled Vehicles	8	$1.16 billion	0	$0
	Other Accounts	91	$11.81 billion	1	$563.20 million

Mohit Mittal	Other Registered Investment Companies	29	$129.82 billion	0	$0
	Other Pooled Vehicles	22	$ 38.44 billion	2	$ 2.46 billion
	Other Accounts	145	$99.62 billion	6	$1.53 billion

Mark R. Kiesel	Other Registered Investment Companies	23	$159.32 billion	0	$0
	Other Pooled Vehicles	43	$64.24 billion	1	$175.74 million
	Other Accounts	103	$82.81 billion	5	$2.56 billion

JNL/PIMCO Real Return Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Stephen Rodosky	Other Registered Investment Companies	24	$35.66 billion	0	$0
	Other Pooled Vehicles	8	$1.71 billion	1	$884.22 million
	Other Accounts	26	$9.32 billion	5	$1.46 billion

Daniel He	Other Registered Investment Companies	17	$22.64 billion	0	$0
	Other Pooled Vehicles	1	$260.55 million	0	$0
	Other Accounts	3	$609.51 million	0	$0

Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information (“MNPI”) about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.  Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Funds.  In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies or redeem shares of a Fund in a manner beneficial to the investing account but detrimental to the Fund.  Conversely, PIMCO’s duties to the Funds, as well as regulatory or other limitations applicable to the Funds, may affect the courses of action available to PIMCO-advised accounts (including certain Funds) that invest in the Funds in a manner that is detrimental to such investing accounts.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Funds or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Funds or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Funds or other accounts managed by PIMCO. In addition, because certain Clients (as defined below) are affiliates of PIMCO or have investors who are affiliates or employees of PIMCO, PIMCO may have incentives to resolve conflicts of interest in favor of these Clients over other Clients.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for one or more Funds or other accounts managed by PIMCO (each a “Client,” and collectively, the “Clients”), but may not be available in sufficient quantities for all accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another Client. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

From time to time, PIMCO may take an investment position or action for a Client that may be different from, or inconsistent with, an action or position taken for one or more other Clients having similar or differing investment objectives. These positions and actions may adversely impact, or in some instances may benefit, one or more affected Clients, including Clients that are PIMCO affiliates, in which PIMCO has an interest, or which pays PIMCO higher fees or a performance fee. For example, a Client may buy a security and another Client may establish a short position in that same security. The subsequent short sale may result in a decrease in the price of the security that the other Client holds. Similarly, transactions or investments by one or more Clients may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of another Client.

When PIMCO implements for one Client a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies of another Client, market impact, liquidity constraints or other factors could result in one or more Clients receiving less favorable trading results, the costs of implementing such portfolio decisions or strategies could be increased or such Clients could otherwise be disadvantaged. On the other hand, potential conflicts may also arise because portfolio decisions regarding a Client may benefit other Clients. For example, the sale of a long position or establishment of a short position for a Client may decrease the price of the same security sold short by (and therefore benefit) other Clients, and the purchase of a security or covering of a short position in a security for a Client may increase the price of the same security held by (and therefore benefit) other Clients.

Under certain circumstances, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment. In addition, to the extent permitted by applicable law, a Client may also engage in investment transactions that may result in other Clients being relieved of obligations, or that may cause other Clients to divest certain investments (e.g., a Client may make a loan to, or directly or indirectly acquire securities or indebtedness of, a company that uses the proceeds to refinance or reorganize its capital structure, which could result in repayment of debt held by another Client). Such Clients (or groups of Clients) may have conflicting interests and objectives in connection with such investments, including with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment and the timeframe for, and method of, exiting the investment. When making such investments, PIMCO may do so in a way that favors one Client over another Client, even if both Clients are investing in the same security at the same time. Certain Clients may invest on a “parallel” basis (i.e., proportionately in all transactions at substantially the same time and on substantially the same terms and conditions). In addition, other accounts may expect to invest in many of the same types of investments as another account. However, there may be investments in which one or more of such accounts does not invest (or invests on different terms or on a non-pro rata basis) due to factors such as legal, tax, regulatory, business, contractual or other similar considerations or due to the provisions of a Client’s governing documents. Decisions as to the allocation of investment opportunities among such Clients present numerous conflicts of interest, which may not be resolved in a manner that is favorable to a Client’s interests. To the extent an investment is not allocated pro rata among such entities, a Client could incur a disproportionate amount of income or loss related to such investment relative to such other Client.

In addition, Clients may invest alongside one another in the same underlying investments or otherwise pursuant to a substantially similar investment strategy as one or more other Clients. In such cases, certain Clients may have preferential liquidity and information rights relative to other Clients holding the same investments, with the result that such Clients will be able to withdraw/redeem their interests in underlying investments in priority to Clients who may have more limited access to information or more restrictive withdrawal/redemption rights. Clients with more limited information rights or more restrictive liquidity may therefore be adversely affected in the event of a downturn in the markets.

Further, potential conflicts may be inherent in PIMCO’s use of multiple strategies. For example, conflicts will arise in cases where different Clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more Clients may own private securities or obligations of an issuer and other Clients may own or seek to acquire private securities of the same issuer. For example, a Client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other Clients have an equity investment, or may invest in senior debt obligations of an issuer for one Client and junior debt obligations or equity of the same issuer for another Client.

PIMCO may also, for example, direct a Client to invest in a tranche of a structured finance vehicle, such as a CLO or CDO, where PIMCO is also, at the same or different time, directing another Client to make investments in a different tranche of the same vehicle, which tranche’s interests may be adverse to other tranches. PIMCO may also cause a Client to purchase from, or sell assets to, an entity, such as a structured finance vehicle, in which other Clients may have an interest, potentially in a manner that will have an adverse effect on the other Clients. There may also be conflicts where, for example, a Client holds certain debt or equity securities of an issuer, and that same issuer has issued other debt, equity or other instruments that are owned by other Clients or by an entity, such as a structured finance vehicle, in which other Clients have an interest.

In each of the situations described above, PIMCO may take actions with respect to the assets held by one Client that are adverse to the other Clients, for example, by foreclosing on loans, by putting an issuer into default, or by exercising rights to purchase or sell to an issuer, causing an issuer to take actions adverse to certain classes of securities, or otherwise. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers or taking any other actions, PIMCO may find that the interests of a Client and the interests of one or more other Clients could conflict. In these situations, decisions over items such as whether to make the investment or take an action, proxy voting, corporate reorganization, how to exit an investment, or bankruptcy or similar matters (including, for example, whether to trigger an event of default or the terms of any workout) may result in conflicts of interest. Similarly, if an issuer in which a Client and one or more other Clients directly or indirectly hold different classes of securities (or other assets, instruments or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, decisions over the terms of any workout will raise conflicts of interests (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, a debt holder may be better served by a liquidation of the issuer in which it may be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders. In some cases PIMCO may refrain from taking certain actions or making certain investments on behalf of Clients in order to avoid or mitigate certain conflicts of interest or to prevent adverse regulatory or other effects on PIMCO, or may sell investments for certain Clients (in each case potentially disadvantaging the Clients on whose behalf the actions are not taken, investments not made, or investments sold). In other cases, PIMCO may not refrain from taking actions or making investments on behalf of certain Clients that have the potential to disadvantage other Clients. In addition, PIMCO may take actions or refrain from taking actions in order to mitigate legal risks to PIMCO or its affiliates or its Clients even if disadvantageous to a Client’s account. Moreover, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment.

Additionally, certain conflicts may exist with respect to portfolio managers who make investment decisions on behalf of several different types of Clients. Such portfolio managers may have an incentive to allocate trades, time or resources to certain Clients, including those Clients who pay higher investment management fees or that pay incentive fees or allocations, over other Clients. These conflicts may be heightened with respect to portfolio managers who are eligible to receive a performance allocation under certain circumstances as part of their compensation.

From time to time, PIMCO personnel may come into possession of MNPI which, if disclosed, might affect an investor’s decision to buy, sell or hold a security. Should a PIMCO employee come into possession of MNPI with respect to an issuer, he or she generally will be prohibited from communicating such information to, or using such information for the benefit of, Clients, which could limit the ability of Clients to buy, sell or hold certain investments, thereby limiting the investment opportunities or exit strategies available to Clients. In addition, holdings in the securities or other instruments of an issuer by PIMCO or its affiliates may affect the ability of a Client to make certain acquisitions of or enter into certain transactions with such issuer. PIMCO has no obligation or responsibility to disclose such information to, or use such information for the benefit of, any person (including Clients).

PIMCO maintains one or more restricted lists of companies whose securities are subject to certain trading prohibitions due to PIMCO’s business activities. PIMCO may restrict trading in an issuer’s securities if the issuer is on a restricted list or if PIMCO has MNPI about that issuer. In some situations, PIMCO may restrict Clients from trading in a particular issuer’s securities in order to allow PIMCO to receive MNPI on behalf of other Clients. A Client may be unable to buy or sell certain securities until the restriction is lifted, which could disadvantage the Client. PIMCO may also be restricted from making (or divesting of) investments in respect of some Clients but not others. In some cases PIMCO may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice relating to certain securities if a security is restricted due to MNPI or if PIMCO is seeking to limit receipt of MNPI.

PIMCO may conduct litigation or engage in other legal actions on behalf of one or more Clients. In such cases, Clients may be required to bear certain fees, costs, expenses and liabilities associated with the litigation. Other Clients that are or were investors in, or otherwise involved with, the subject investments may or may not (depending on the circumstances) be parties to such litigation actions, with the result that certain Clients may participate in litigation actions in which not all Clients with similar investments may participate, and such non-participating Clients may benefit from the results of such litigation actions without bearing or otherwise being subject to the associated fees, costs, expenses and liabilities. PIMCO, for example, typically does not pursue legal claims on behalf of its separate accounts. Furthermore, in certain situations, litigation or other legal actions pursued by PIMCO on behalf of a Client may be brought against or be otherwise adverse to a portfolio company or other investment held by a Client.

The foregoing is not a complete list of conflicts to which PIMCO or Clients may be subject. PIMCO seeks to review conflicts on a case-by-case basis as they arise. Any review will take into consideration the interests of the relevant Clients, the circumstances giving rise to the conflict, applicable PIMCO policies and procedures, and applicable laws. Clients (and investors in Portfolios) should be aware that conflicts will not necessarily be resolved in favor of their interests and may in fact be resolved in a manner adverse to their interests. PIMCO will attempt to resolve such matters fairly, but even so, matters may be resolved in favor of other Clients which pay PIMCO higher fees or performance fees or in which PIMCO or its affiliates have a significant proprietary interest. There can be no assurance that any actual or potential conflicts of interest will not result in a particular Client or group of Clients receiving less favorable investment terms in or returns from certain investments than if such conflicts of interest did not exist.

Conflicts like those described above may also occur between Clients, on the one hand, and PIMCO or its affiliates, on the other. These conflicts will not always be resolved in favor of the Client. In addition, because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described above may occur between clients of PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to PIMCO’s Clients. In many cases PIMCO will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect Client performance. In addition, certain regulatory restrictions may prohibit PIMCO from using certain brokers or investing in certain companies (even if such companies are not affiliated with Allianz) because of the applicability of certain laws and regulations applicable to PIMCO, Allianz SE or their affiliates. An account’s willingness to negotiate terms or take actions with respect to an investment may also be, directly or indirectly, constrained or otherwise impacted to the extent Allianz SE, PIMCO, and/or their affiliates, directors, partners, managers, members, officers or personnel are also invested therein or otherwise have a connection to the subject investment (e.g., serving as a trustee or board member thereof).

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

PIMCO has implemented policies and procedures relating to, among other things, portfolio management and trading practices, personal investment transactions, insider trading, gifts and entertainment, and political contributions that seek to identify, manage and/or mitigate actual or potential conflicts of interest and resolve such conflicts appropriately if they occur. PIMCO seeks to resolve any actual or potential conflicts in each client’s best interest. For more information regarding PIMCO’s actual or potential conflicts of interest, please refer to Item 10 and Item 11 in PIMCO’s Form ADV, Part 2A.

Security Ownership of Portfolio Managers for the JNL/PIMCO Income Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Daniel J. Ivascyn	X
Alfred T. Murata	X
Josh Anderson	X

Security Ownership of Portfolio Managers for the JNL/PIMCO Investment Grade Credit Bond Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Amit Arora, CFA. FRM	X
Mohit Mittal	X
Mark R. Kiesel	X

Security Ownership of Portfolio Managers for the JNL/PIMCO Real Return Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Stephen Rodosky	X
Daniel He	X

Reinhart Partners, Inc.

Reinhart Partners, Inc. (“Reinhart”), located at 1500 West Market Street, Suite 100, Mequon, Wisconsin 53092, serves as a co-sub-adviser to the JNL Multi-Manager Small Cap Value Fund. Established in 1991, Reinhart is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions and is responsible for about $6.17 billion in assets under management as of December 31, 2020.

Portfolio Manager Compensation Structure

The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Reinhart compensates the Portfolio Managers for their management of the Funds. The Portfolio Managers’ compensation is based on a combination of competitive base salary and additional compensation based upon the amount of assets managed. The Portfolio Managers’ entire compensation package is paid by the Reinhart and not by any client account.

Other Accounts Managed and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL Multi-Manager Small Cap Value Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Matthew Martinek, CFA	Other Registered Investment Companies	2	$318.20 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	78	$699.91 million	0	$0

Brent Jesko	Other Registered Investment Companies	2	$318.20 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	248	$722.09 million	2	$53.50 million

Conflicts of Interest

Please see “Portfolio Manager Compensation Structure” above.

Security Ownership of the Portfolio Managers for the JNL Multi-Manager Small Cap Value Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Matthew Martinek, CFA	X
Brent Jesko	X

River Road Asset Management, LLC

River Road Asset Management, LLC (“River Road”) is located at Meidinger Tower, 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202 and was founded in 2005. River Road is indirectly majority owned by Affiliated Managers Group, Inc., and members of River Road’s senior management team hold a substantial minority equity interest in the firm.

Portfolio Manager Compensation Structure

Compensation for portfolio managers includes an annual fixed base salary and a potential performance-based bonus. All portfolio managers also own equity in River Road, which entitles them to a portion of the firm’s profits.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL Multi-Manager Small Cap Value Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
J. Justin Akin	Other Registered Investment Companies	4	$1.23 billion	0	$0
	Other Pooled Vehicles	8	$557.99 million	0	$0
	Other Accounts	30	$1.91 billion	2	$298.90 million

R. Andrew Beck	Other Registered Investment Companies	5	$1.41 billion	0	$0
	Other Pooled Vehicles	11	$1.40 billion	0	$0
	Other Accounts	45	$3.10 billion	2	$298.90 million

James C. Shircliff, CFA	Other Registered Investment Companies	4	$1.23 billion	0	$0
	Other Pooled Vehicles	8	$557.99 million	0	$0
	Other Accounts	30	$1.91 billion	2	$298.90 million

Conflicts of Interest

The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. River Road has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, including long only and long-short products, although there can be no assurance that such policies and procedures will adequately address such conflicts.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Value Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
J. Justin Akin	X
R. Andrew Beck	X
James C. Shircliff, CFA	X

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Sub-Adviser to the JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, and JNL/T. Rowe Price Value Fund. T. Rowe is also co-sub-adviser to JNL Multi-Manager Emerging Markets Equity Fund. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr., and is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services. As of December 31, 2020, T. Rowe Price had approximately $1.47 trillion in assets under management.

T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”), located at 6/F Chater House 8 Connaught Place, Central Hong Kong, serves as a sub-sub-adviser to the T. Rowe Price Emerging Markets Discovery Stock Strategy sleeve of the JNL Multi-Manager Emerging Markets Equity Fund. T. Rowe Price Hong Kong is a wholly owned subsidiary of T. Rowe Price Group, Inc. T. Rowe Price Hong Kong serves as a sub-sub-adviser to registered investment companies and other commingled products for which T. Rowe serves as sub-adviser and provides investment management services for other clients who seek to primarily invest in securities markets of the Asia-Pacific region (excluding Japan and Australia).

Portfolio Manager Compensation Structure

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, and T. Rowe Price International, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group.

This compensation structure is used when evaluating the performance of all portfolios managed by the portfolio manager.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager Emerging Markets Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Ernest Yeung, CFA, IMC	Other Registered Investment Companies	2	$1.38 billion	0	$0
	Other Pooled Vehicles	3	$1.06 billion	0	$0
	Other Accounts	0	$0	0	$0

JNL/T. Rowe Price Balanced Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Charles M. Shriver, CFA	Other Registered Investment Companies	13	$46.16 billion	0	$0
	Other Pooled Vehicles	23	$6.91 billion	0	$0
	Other Accounts	17	$1.88 billion	0	$0

Toby M. Thompson, CFA, CAIA	Other Registered Investment Companies	8	$22.34 billion	0	$0
	Other Pooled Vehicles	24	$7.54 billion	0	$0
	Other Accounts	24	$533.43 million	0	$0

JNL/T. Rowe Price Capital Appreciation Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
David R. Giroux, CFA	Other Registered Investment Companies	6	$61.0 billion	0	$0
	Other Pooled Vehicles	1	$55.62 million	0	$0
	Other Accounts	0	$0	0	$0

JNL/T. Rowe Price Established Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Joseph B. Fath, CPA	Other Registered Investment Companies	12	$82.21 billion	0	$0
	Other Pooled Vehicles	6	$27.96 billion	0	$0
	Other Accounts	8	$3.18 billion	0	$0

JNL/T. Rowe Price Mid-Cap Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Brian W.H. Berghuis, CFA	Other Registered Investment Companies	9	$60.64 billion	0	$0
	Other Pooled Vehicles	1	$5.81 billion	0	$0
	Other Accounts	4	$2.39 billion	0	$0

JNL/T. Rowe Price Short-Term Bond Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Michael F. Reinartz, CFA	Other Registered Investment Companies	6	$8.68 billion	0	$0
	Other Pooled Vehicles	1	$13.62 billion	0	$0
	Other Accounts	4	$1.28 billion	0	$0

JNL/T. Rowe Price U.S. High Yield Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Kevin Loome, CFA	Other Registered Investment Companies	3	$961.59 million	0	$0
	Other Pooled Vehicles	3	$451.16 million	0	$0
	Other Accounts	0	$0	0	$0

JNL/T. Rowe Price Value Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Mark S. Finn, CFA, CPA	Other Registered Investment Companies	10	$46.06 billion	0	$0
	Other Pooled Vehicles	15	$32.31 billion	0	$0
	Other Accounts	22	$6.08 billion	0	$0

*Please note the information above does not include any of the funds for which T. Rowe Price serves as Sub-Adviser for Jackson. The Portfolio Managers named above did not manage any accounts for which advisory fees are based on performance. Total assets are based on T. Rowe Price internal records as of December 31, 2020.

Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation Structure” section above, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

The T. Rowe Price Funds may, from time to time, own shares of Morningstar, Inc. (“Morningstar”). Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the T. Rowe Price Funds. T. Rowe Price manages the Morningstar retirement plan and acts as subadvisor to two mutual funds offered by Morningstar. In addition, T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Since the T. Rowe Price Funds and other accounts have different investment objectives or strategies, potential conflicts of interest may arise in executing investment decisions or trades among client accounts. For example, if T. Rowe Price purchases a security for one account and sells the same security short for another account, such a trading pattern could disadvantage either the account that is long or short. It is possible that short sale activity could adversely affect the market value of long positions in one or more T. Rowe Price Funds and other accounts (and vice versa) and create potential trading conflicts, such as when long and short positions are being executed at the same time. To mitigate these potential conflicts of interest, T. Rowe Price has implemented policies and procedures requiring trading and investment decisions to be made in accordance with T. Rowe Price’s fiduciary duties to all accounts, including the T. Rowe Price Funds. Pursuant to these policies, portfolio managers are generally prohibited from managing multiple strategies where they hold the same security long in one strategy and short in another, except in certain circumstances, including where an investment oversight committee has specifically reviewed and approved the holdings or strategy. Additionally, T. Rowe Price has implemented policies and procedures that it believes are reasonably designed to ensure the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. T. Rowe Price monitors short sales to determine whether its procedures are working as intended and that short sale activity is not materially impacting our trade executions and long positions for other clients.

Security Ownership of Portfolio Manager for the JNL Multi-Manager Emerging Markets Equity Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Ernest Yeung, CFA, IMC	X

Security Ownership of Portfolio Managers for the JNL/T. Rowe Price Balanced Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Charles M. Shriver, CFA	X
Toby M. Thompson, CFA, CAIA	X

Security Ownership of Portfolio Manager for the JNL/T. Rowe Price Capital Appreciation Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
David R. Giroux, CFA	X

Security Ownership of Portfolio Manager for the JNL/T. Rowe Price Established Growth Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Joseph B. Fath, CPA	X

Security Ownership of Portfolio Manager for JNL/T. Rowe Price Mid-Cap Growth Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Brian W.H. Berghuis, CFA	X

Security Ownership of Portfolio Manager for the JNL/T. Rowe Price Short-Term Bond Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael F. Reinartz	X

Security Ownership of Portfolio Manager for the JNL/T. Rowe Price U.S. High Yield Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Kevin Loome, CFA	X

Security Ownership of Portfolio Manager for the JNL/T. Rowe Price Value Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mark S. Finn, CFA, CPA	X

Templeton Global Advisors Limited

Templeton Global Advisors Limited (“Global Advisors”), located at Lyford Cay, Nassau, Bahamas, serves as sub-sub-adviser to the JNL/Franklin Templeton Growth Allocation Fund. Global Advisors is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”), located at 15935 La Cantera Parkway, San Antonio, TX 78256, serves as a co-sub-adviser to the JNL Multi-Manager Mid Cap Fund and a co-sub-adviser to the JNL Multi-Manager Small Cap Growth Fund. The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The portfolio managers responsible for the day to day management of Victory Capital’s portion of the JNL Multi-Manager Small Cap Growth Fund are members of Victory Capital’s investment franchise, RS Investments. The portfolio managers responsible for the day to day management of Victory Capital’s portion of the JNL Multi-Manager Mid Cap Fund are members of Victory Capital’s investment franchise, Sycamore Capital. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation. As of December 31, 2020, Victory Capital and its affiliates managed assets totaling in excess of $147.2 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals, mutual funds and ETFs.

Portfolio Manager Compensation Structure

Victory Capital has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of Victory Capital’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help Victory Capital attract and retain high-quality investment professionals, and (3) contribute to Victory Capital’s overall financial success. Each of the Victory Capital portfolio managers receives a base salary plus an annual incentive bonus for managing the JNL Multi-Manager Small Cap Growth Fund and JNL Multi-Manager Mid Cap Fund, separate accounts, other investment companies and pooled investment vehicles and other accounts (including any accounts for which Victory Capital receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. Victory Capital monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Each of the investment teams, or “franchises”, employed by Victory Capital may earn incentive compensation based on a percentage of Victory Capital’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer of each investment team, in coordination with Victory Capital, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to Victory Capital’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or the Account relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly managed competitors.

Victory Capital’s portfolio managers may participate in the equity ownership plan of Victory Capital’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager Mid Cap Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Gary H. Miller	Other Registered Investment Companies	6	$21.87 billion	0	$0
	Other Pooled Vehicles	4	$0.71 billion	0	$0
	Other Accounts	22	$1.87 billion	0	$0

Gregory M. Conners	Other Registered Investment Companies	6	$21.87 billion	0	$0
	Other Pooled Vehicles	4	$0.71 billion	0	$0
	Other Accounts	22	$1.87 billion	0	$0

Jeffrey M. Graff, CFA	Other Registered Investment Companies	6	$21.87 billion	0	$0
	Other Pooled Vehicles	4	$0.71 billion	0	$0
	Other Accounts	22	$1.87 billion	0	$0

James M. Albers, CFA	Other Registered Investment Companies	6	$21.87 billion	0	$0
	Other Pooled Vehicles	4	$0.71 billion	0	$0
	Other Accounts	22	$1.87 billion	0	$0

Michael F. Rodarte, CFA	Other Registered Investment Companies	6	$21.87 billion	0	$0
	Other Pooled Vehicles	4	$0.71 billion	0	$0
	Other Accounts	22	$1.87 billion	0	$0

JNL Multi-Manager Small Cap Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
D. Scott Tracy, CFA	Other Registered Investment Companies	16	$12.58 billion	4	$5.67 billion
	Other Pooled Vehicles	7	$1.06 billion	1	$0.03 billion
	Other Accounts	5	$0.32 billion	3	$0.23 billion

Stephen J. Bishop	Other Registered Investment Companies	18	$14.60 billion	5	$7.24 billion
	Other Pooled Vehicles	7	$1.06 billion	1	$0.03 billion
	Other Accounts	3	$0.26 billion	1	$0.17 billion

Melissa Chadwick-Dunn	Other Registered Investment Companies	16	$12.58 billion	4	$5.67 billion
	Other Pooled Vehicles	7	$1.06 billion	1	$0.03 billion
	Other Accounts	3	$0.26 billion	1	$0.17 billion

Christopher W. Clark, CFA	Other Registered Investment Companies	18	$14.60 billion	5	$7.24 billion
	Other Pooled Vehicles	8	$1.12 billion	2	$0.10 billion
	Other Accounts	3	$0.26 billion	1	$0.17 billion

Paul Leung, CFA	Other Registered Investment Companies	18	$14.60 billion	5	$7.24 billion
	Other Pooled Vehicles	7	$1.06 billion	1	$0.03 billion
	Other Accounts	3	$0.26 billion	1	$0.17 billion

Conflicts of Interest

Victory Capital’s portfolio managers are often responsible for managing one or more mutual funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than the JNL Multi-Manager Small Cap Growth Fund or the JNL Multi-Manager Mid Cap Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts they manage or support. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (3) desirable trade allocations, to such other accounts. In addition, to assist in the Investment decision-making process for its clients, including the Fund, Victory Capital may use brokerage commissions generated from securities transactions to obtain research and/or brokerage services from broker-dealers. Thus, Victory Capital may have an incentive to select a broker that provides research through the use of brokerage, rather than paying for execution only. Certain other trading practices, such as cross-trading between the Fund and another account, raise conflict of interest issues. Victory Capital has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, Victory Capital has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of Victory Capital’s investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that Victory Capital’s compliance program will achieve its intended result.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Growth Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
D. Scott Tracy, CFA	X
Stephen J. Bishop	X
Melissa Chadwick-Dunn	X
Christopher W. Clark, CFA	X
Paul Leung, CFA	X

Security Ownership of Portfolio Managers for the JNL Multi-Manager Mid Cap Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Gary H. Miller	X
Gregory M. Conners	X
Jeffrey M. Graff, CFA	X
James M. Albers, CFA	X
Michael F. Rodarte, CFA	X

WCM Investment Management, LLC (“WCM”)

WCM is located at 281 Brooks Street, Laguna Beach, California 92651 and serves as co-sub-adviser to the JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, and sub-adviser to JNL/WCM Focused International Equity Fund. WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2020, WCM had approximately $82.3 billion in assets under management.

Portfolio Manager Compensation Structure

Compensation for all WCM portfolio management personnel consists of both a salary and a bonus component. Salary levels are based on the individual’s degree of industry tenure, experience, and responsibilities at the firm. The bonus component is discretionary based on the portfolio manager’s individual performance and the overall performance of WCM, taking into account both qualitative and quantitative performance measures in the management of their funds and other responsibilities. Bonuses are calculated based on a combination of factors, including, assets under management and company profitability. Portfolio managers may also receive long-term incentive bonus in the form of shares of the firm.

Employees are also eligible to participate in a 401(k) program which has a company match that includes a contribution based on the profitability of the firm.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager Emerging Markets Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Sanjay Ayer, CFA	Other Registered Investment Companies	27	$32.3 billion	0	$0
	Other Pooled Vehicles	28	$10.3 billion	5	$826.7 billion
	Other Accounts	536	$34.2 billion	10	$2.5 billion

Peter J. Hunkel	Other Registered Investment Companies	24	$31.5 billion	0	$0
	Other Pooled Vehicles	26	$10.0 billion	4	$758.7 billion
	Other Accounts	535	$34.2 billion	10	$3.2 billion

Gregory Isa, CFA	Other Registered Investment Companies	6	$2.4 billion	0	$0
	Other Pooled Vehicles	4	$519.8 million	1	$68.0 million
	Other Accounts	1	$6.8 million	0	$0

Mike Tian, CFA	Other Registered Investment Companies	4	$1.6 billion	0	$0
	Other Pooled Vehicles	3	$208.4 million	1	$279.6 million
	Other Accounts	1	$1.6 million	0	$0

Michael B. Trigg	Other Registered Investment Companies	24	$31.5 billion	0	$0
	Other Pooled Vehicles	26	$10.0 billion	4	$758.7 million
	Other Accounts	535	$34.2 billion	10	$2.5 billion

JNL Multi-Manager International Small Cap Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Sanjay Ayer, CFA	Other Registered Investment Companies	27	$32.7 billion	0	$0
	Other Pooled Vehicles	28	$10.3 billion	5	$826.7 billion
	Other Accounts	536	$34.2 billion	10	$2.5 billion

Gregory S. Ise	Other Registered Investment Companies	6	$2.8 billion	0	$0
	Other Pooled Vehicles	4	$519.8 million	1	$68.0 million
	Other Accounts	1	$6.8 million	0	$0

JNL Multi-Manager Small Cap Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
John Rackers	Other Registered Investment Companies	1	$42.2 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	10	$136.7 million	0	$0

Chad E. Hoffman	Other Registered Investment Companies	1	$42.2 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	10	$136.7 million	0	$0

JNL Multi-Manager Small Cap Value Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Jon Detter	Other Registered Investment Companies	3	$311.9 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	7	$271.4 million	0	$0
				0	$0
Anthony Glickhouse	Other Registered Investment Companies	3	$311.9 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	7	$311.9 million	0	$0
				0	$0
Patrick F. McGee	Other Registered Investment Companies	3	$311.9 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	7	$311.9 million	0	$0

JNL/WCM Focused International Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Paul R. Black	Other Registered Investment Companies	20	$27.7 billion	0	$0
	Other Pooled Vehicles	24	$9.8 billion	4	$758.7 million
	Other Accounts	535	$34.2 billion	10	$2.5 billion

Peter J. Hunkel	Other Registered Investment Companies	24	$29.9 billion	0	$0
	Other Pooled Vehicles	26	$10.0 billion	4	$758.7 million
	Other Accounts	535	$34.2 billion	10	$2.5 billion

Michael B. Trigg	Other Registered Investment Companies	24	$29.9 billion	0	$0
	Other Pooled Vehicles	26	$10.0 billion	4	$758.7 million
	Other Accounts	535	$34.2 billion	10	$2.5 billion

Kurt R. Winrich, CFA	Other Registered Investment Companies	20	$27.7 billion	0	$0
	Other Pooled Vehicles	24	$9.8 billion	4	$758.7 million
	Other Accounts	535	$34.2 billion	10	$2.5 billion

Sanjay Ayer, CFA	Other Registered Investment Companies	27	$30.7 billion	0	$0
	Other Pooled Vehicles	28	$10.3 billion	5	$826.7 billion
	Other Accounts	536	$34.2 billion	10	$2.5 billion

Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The firm seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The firm seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While WCM has adopted a code of ethics which we believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

In addition, WCM has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Emerging Markets Equity Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Sanjay Ayer, CFA	X
Peter J. Hunkel	X
Gregory Ise, CFA	X
Mike Tian, CFA	X
Michael B. Trigg	X

Security Ownership of Portfolio Managers for the JNL Multi-Manager International Small Cap Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Sanjay Ayer, CFA	X
Gregory S. Ise	X

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Growth Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
John Rackers	X
Chad E. Hoffman	X

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Value Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Jon Detter	X
Anthony Glickhouse	X
Patrick F. McGee	X

Security Ownership of Portfolio Managers for the JNL/WCM Focused International Equity Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Paul R. Black	X
Peter J. Hunkel	X
Michael B. Trigg	X
Kurt R. Winrich, CFA	X
Sanjay Ayer, CFA	X

Wellington Management Company LLP

Wellington Management Company LLP (“Wellington Management”) serves as Sub-Adviser to the JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Government Money Market Fund, JNL/WMC Value Fund, and as co-sub-adviser to the JNL Multi-Manager Emerging Markets Equity Fund. Wellington Management is a Delaware limited liability partnership, with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2020, Wellington Management had investment management authority with respect to approximately $1.29 trillion in assets.

Portfolio Manager Compensation Structure

Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and JNAM on behalf of the Funds. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2020.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salary for each other Investment Professional is determined by the Investment Professional’s experience and performance in his role as an Investment Professional. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional, with the exception of Mary L. Pryshlak and Jonathan G. White, is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Fund, with the exception of the JNL/WMC Government Money Market Fund, is linked to the gross pre-tax performance of the portion of the relevant Fund managed by the Investment Professionals compared to the benchmark index and/or peer group identified below over one, three and five year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees. The incentive paid to the Investment Professional for the JNL/WMC Government Money Market Fund has no performance-related component and is based on the revenues earned by Wellington Management.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mses. Moran and Pryshlak and Messrs. Illfelder, Pozen, Reckmeyer, Smith and Stack are Partners.

Fund	Incentive Benchmark(s) / Peer Groups
JNL/WMC Balanced Fund	S&P 500 Index (Pozen) and Bloomberg Barclays Capital US Aggregate Bond Index (Stack and Moran)
JNL/WMC Equity Income Fund	MSCI USA High Dividend Yield Index
JNL/WMC Global Real Estate Fund	FTSE EPRA/Nareit Developed Index
JNL/WMC Value Fund	MSCI USA Value Index effective 01/01/2018; Russell 1000 Value Index from inception to 12/31/2017

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2020:

JNL Multi-Manager Emerging Markets Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Mary L. Pryshlak, CFA	Other Registered Investment Companies	11	$9.07 billion	0	$0
	Other Pooled Vehicles	57	$22.37 billion	0	$0
	Other Accounts	90	$39.23 billion	0	$0

Jonathan G. White, CFA	Other Registered Investment Companies	11	$9.07 billion	0	$0
	Other Pooled Vehicles	57	$22.37 billion	0	$0
	Other Accounts	92	$39.34 billion	0	$0

JNL/WMC Balanced Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Michael E. Stack, CFA	Other Registered Investment Companies	9	$82.13 billion	0	$0
	Other Pooled Vehicles	2	$103.55 million	0	$0
	Other Accounts	60	$32.67 billion	0	$0

Loren L. Moran, CFA	Other Registered Investment Companies	9	$82.13 billion	0	$0
	Other Pooled Vehicles	2	$103.55 million	0	$0
	Other Accounts	0	$0	0	$0

Daniel J. Pozen	Other Registered Investment Companies	5	$76.09 billion	0	$0
	Other Pooled Vehicles	23	$4.85 billion	0	$0
	Other Accounts	22	$4.57 billion	0	$0

JNL/WMC Equity Income Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
W. Michael Reckmeyer, III, CFA	Other Registered Investment Companies	7	$63.98 billion	0	$0
	Other Pooled Vehicles	6	$618.08 million	0	$0
	Other Accounts	8	$1.35 billion	0	$0

Adam H. Illfelder, CFA	Other Registered Investment Companies	5	$12.94 billion	0	$0
	Other Pooled Vehicles	3	$536.98 million	0	$0
	Other Accounts	1	$21.77 million	0	$0

Matthew C. Hand, CFA	Other Registered Investment Companies	3	11.64 billion	0	$0
	Other Pooled Vehicles	1	641.53 million	0	$0
	Other Accounts	0	$0	0	$0

JNL/WMC Global Real Estate Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Bradford Stoesser	Other Registered Investment Companies	13	$1.41 billion	2	$60.21 million
	Other Pooled Vehicles	43	$1.17 billion	7	$145.33 million
	Other Accounts	67	$1.41 billion	8	$434.14 million

JNL/WMC Value Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
W. Michael Reckmeyer, III, CFA	Other Registered Investment Companies	7	$63.98 billion	0	$0
	Other Pooled Vehicles	6	$618.08 million	0	$0
	Other Accounts	8	$1.35 billion	0	$0

Adam H. Illfelder, CFA	Other Registered Investment Companies	5	$12.94 billion	0	$0
	Other Pooled Vehicles	3	$536.98 million	0	$0
	Other Accounts	1	$21.77 million	0	$0

Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Ms. Moran and Messrs. Bousa, Stack, and Reckmeyer also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Emerging Markets Equity Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mary L. Pryshlak, CFA	X
Jonathan G. White, CFA	X

Security Ownership of Portfolio Managers for the JNL/WMC Balanced Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael E. Stack, CFA	X
Loren L. Moran, CFA	X
Daniel J. Pozen	X

Security Ownership of Portfolio Managers for the JNL/WMC Equity Income Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
W. Michael Reckmeyer, III, CFA	X
Adam H. Illfelder, CFA	X
Matthew C. Hand, CFA	X

Security Ownership of Portfolio Managers for the JNL/WMC Global Real Estate Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Bradford Stoesser	X

Security Ownership of Portfolio Managers for the JNL/WMC Value Fund as of December 31, 2020

Security Ownership of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
W. Michael Reckmeyer, III, CFA	X
Adam H. Illfelder, CFA	X

Westchester Capital Management, LLC

Westchester Capital Management, LLC (“Westchester”) located at 100 Summit Lake Drive, Valhalla, New York 10595, serves as sub-advisor to the JNL/Westchester Capital Event Driven Fund and co-sub-adviser to the JNL Multi-Manager Alternative Fund.

On February 1, 2021, Westchester and Virtus Investment Partners, Inc. (“Virtus”) announced that they had entered into an agreement under which Virtus would acquire Westchester. The transaction is expected to close in the second quarter of 2021 and is subject to customary closing conditions. Upon completion of the transaction, Westchester would become a wholly owned subsidiary of Virtus.

Portfolio Manager Compensation Structure

Each of Messrs. Behren and Shannon are compensated by Westchester with distributions from Westchester, which vary from year to year based on a variety of factors. Their compensation is not linked by formula to the absolute or relative performance of JNL/Westchester Capital Event Driven Fund, the JNL/Westchester Capital Event Driven Fund’s net assets or to any other specific benchmark. Because Messrs. Behren and Shannon are members of Westchester, their compensation is determined in large part by Westchester’s overall profitability, an important component of which is the level of fee income earned by Westchester.

Messrs. Behren and Shannon also receive compensation from their interests in an affiliated registered investment adviser which manages an investment trust and other private investment funds that engage in merger arbitrage. For its services, the affiliated adviser receives both a management fee and a percentage of the profits, if any, generated by such trust or funds.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL Multi-Manager Alternative Fund and JNL/Westchester Capital Event Driven Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Roy D. Behren	Other Registered Investment Companies	4	$3.95 billion	0	$3.95 billion
	Other Pooled Vehicles	1	$52.19 million	1	$52.19 million
	Other Accounts	0	$0	0	$0

Michael T. Shannon	Other Registered Investment Companies	4	$3.95 billion	0	$3.95 billion
	Other Pooled Vehicles	1	$52.19 million	1	$52.19 million
	Other Accounts	0	$0	0	$0

Conflicts of Interest

The fact that Messrs. Behren and Shannon serve as portfolio managers of JNL/Westchester Capital Event Driven Fund and JNL Multi-Manager Alternative Fund, other registered funds, and as portfolio managers of other institutional and non-registered investment accounts creates the potential for a conflict of interest, since receipt of a portion of any profits realized by the accounts that are charged a performance-based fee could, in theory, create an incentive to favor such accounts (e.g., by allocating to them the most favorable investment opportunities or by allocating more resources and time to managing those accounts). However, Westchester believes that any conflicts of interest are mitigated, at least in part, for the following reasons: (i) JNL/Westchester Capital Event Driven Fund and the other accounts all engage in merger arbitrage and other event-driven strategies and, in many respects, are managed in a similar fashion; (ii) Westchester follows written allocation procedures designed to allocate securities purchases and sales among JNL/Westchester Capital Event Driven Fund, the other registered accounts and the other institutional and non-registered investment accounts in a fair and equitable manner over time; and (iii) all allocations are subject to review by Westchester’s Chief Compliance Officer.

Security Ownership of Portfolio Managers for the JNL/Westchester Capital Event Driven Fund and JNL Multi-Manager Alternative Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Roy D. Behren	X
Michael T. Shannon	X

Western Asset Management Company, LLC

Western Asset Management Company, LLC (“Western Asset”) located at 385 E. Colorado Blvd, Pasadena, CA 91101 serves as co-sub-advisor to the JNL Multi-Manager Alternative Fund. Western Asset was established in 1971 and now is a wholly owned subsidiary of Legg Mason, Inc. Legg Mason is a wholly owned subsidiary of Franklin Resources, Inc., which is a publicly traded company (BEN) that, through its subsidiaries, engages in the business of investment management on an international basis.

Portfolio Manager Compensation Structure

At Western Asset, one compensation methodology covers all employees, including investment professionals.

Standard compensation includes competitive base salaries, generous employee benefits, incentive bonus and a retirement plan which includes an employer match and discretionary profit sharing. Incentive bonuses are usually distributed in May.

The Firm’s compensation philosophy is to manage fixed costs by paying competitive base salaries, but reward performance through the incentive bonus. A total compensation range for each position within Western Asset is derived from annual market surveys and other relevant compensation-related data that benchmark each role to their job function and peer universe. This method is designed to base the reward for employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Furthermore, the incentive bonus makes up the variable component of total compensation. Additional details regarding the incentive bonus are below:

•	Each employee participates in the annual review process in which a formal performance review is conducted at the end of the year and also a mid-year review is conducted halfway through the fiscal year.
•	The incentive bonus is based on one’s individual contributions to the success of one’s team performance and the Firm. The overall success of the Firm will determine the amount of funds available to distribute for all incentive bonuses.
•	Incentive compensation is the primary focus of management decisions when determining Total Compensation, as base salaries are purely targeting to pay a competitive rate for the role.
•	Western Asset offers long-term incentives (in the form of deferred cash or Legg Mason restricted stock) as part of the discretionary bonus for eligible employees. The eligibility requirements are discretionary and the plan participants include all investment professionals, sales and relationship management professionals and senior managers. The purpose of the plan is to retain key employees by allowing them to participate in the plans where the awards are denominated in the form of Legg Mason restricted stock or are invested into a variety of Western Asset and Legg Mason funds. These contributions plus the investment gains are paid to the employee if he/she remains employed and in good standing with Western Asset until the discretionary contributions become vested. Discretionary contributions made to the Plan will be placed in a special trust that restricts management's use of and access to the money.
•	Under limited circumstances, employees may be paid additional incentives in recognition of outstanding performance or as a retention tool. These incentives may include Legg Mason stock options.

For portfolio managers, the formal review process also includes the use of a Balanced Scorecard to measure performance. The Balanced Scorecard includes one-, three-, and five-year investment performance, monitoring of risk, (portfolio dispersion and tracking error), client support activities, adherence to client portfolio objectives and guidelines, and certain financial measures (assets under management and revenue trends). In reviewing investment performance, one-, three-, and five-year annualized returns are measured against appropriate market peer groups and to each fund's benchmark index. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by the review process.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2020:

JNL Multi-Manager Alternative Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
S. Kenneth Leech	Other Registered Investment Companies	98	$171.22 billion	0	$0
	Other Pooled Vehicles	221	$81.64 billion	10	$1.46 billion
	Other Accounts	638	$231.53 billion	25	$15.91 billion

Prashant Chandran	Other Registered Investment Companies	5	$1.88 billion	0	$0
	Other Pooled Vehicles	4	$10.21 billion	0	$0
	Other Accounts	6	$2.07 billion	1	$280.43 million

Conflicts of Interest

Western Asset has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western Asset’s team approach to portfolio management and block trading approach works to limit this potential risk.

Western Asset also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimis value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of Western Asset have access to transactions and holdings information regarding client accounts and Western Asset’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, Western Asset maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Western Asset’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Western Asset’s compliance monitoring program.

Western Asset may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. Western Asset also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE 16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund as of December 31, 2020

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
S. Kenneth Leech	X
Prashant Chandran	X

Sub-Advisory Fees

As compensation for their services, the Sub-Advisers receive fees from the Adviser computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of such Fund, and is calculated based on the average net assets of the Fund.

There are certain Funds of the Trust that have co-sub-advisers. The Adviser has entered into separate investment sub-advisory agreements with each co-Sub-Adviser. Each co-sub-adviser independently selects the investments for the portion of the Fund that is allocated to it and is responsible for the day-to-day management of the Fund’s assets allocated to it. Pursuant to each sub-advisory agreement, the Adviser pays each co-sub-adviser for providing services to the Adviser with respect to the Fund at a monthly fee at an annual rate equal to a percentage of the Fund’s assets allocated to it. The following table shows the management fees the Adviser has paid in aggregate to the co-Sub-Advisers out of the advisory fees it receives from the Funds, as described elsewhere in this SAI and the Prospectus, for the fiscal year ended December 31, 2020.

		Aggregate Fees Paid to Sub-Advisers
Fund	Co-Sub-Advisers	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2020
JNL Multi-Manager Alternative Fund	FPA	$9,860,972	0.91%
	Lazard
	Western Asset
	Westchester
	Boston Partners
	Loomis Sayles
	DoubleLine®[1]
	KAR[2]

JNL Multi-Manager Emerging Markets Equity Fund	T. Rowe[3]	$4,808,759	0.39%
	WMC
	Wellington
	KAR

JNL Multi-Manager International Small Cap Fund	Causeway	$1,430,018	0.55%
	WCM
	Baillie Gifford [2]

JNL Multi-Manager Mid Cap Fund[4]	Champlain	$4,778,415	0.41%
	ClearBridge
	Nuance
	Victory

JNL Multi-Manager Small Cap Growth Fund	KAR	$10,101,250	0.41%
	GIM
	Victory
	WCM

JNL Multi-Manager Small Cap Value Fund	C&B	$3,980,927	0.42%
	Congress
	WCM
	Reinhart
	River Road[2]

JNL/Goldman Sachs 4 Fund[5]	Goldman Sachs	$0	0.00%
	Mellon

[1]	A fee discount shall apply when DoubleLine® is providing sub-advisory services to JNAM for at least two separate and distinct funds. The Sub-Adviser provides sub-advisory services for the JNL Multi-Manager Alternative Fund (for the discrete portion of Average Daily Net Assets managed by DoubleLine®), JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, and the JNL/DoubleLine® Total Return Fund (together known as the “Sub-Advised Funds”). For the purposes of calculating the sub-advisory fee discounts, DoubleLine® applies discounts based on the combined assets of the Sub-Advised Funds.
[2]	Commenced as a sub-adviser to the Fund on April 26, 2021.
[3]	For the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Emerging Markets Index Fund (for the portion of assets managed by ClearBridge), JNL/T. Rowe Price Balanced Fund, the JNL/T. Rowe Price Capital Appreciation Fund, the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund, the JNL/T. Rowe Price U.S. High Yield Fund, and the JNL/T. Rowe Price Value Fund, the Sub-Adviser applies a fee discount to all eligible assets based on the average daily aggregate net assets of the listed funds.
[4]	For the purpose of calculating the sub-adviser fee for the JNL Multi-Manager Mid Cap Fund (for the portion of assets managed by ClearBridge), JNL ClearBridge Large Cap Growth Fund, JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, and the JNL/Franklin Templeton Growth Allocation Fund, a fee discount is applied based on the combined average daily net assets of the portfolios.
[5]	Prior to April 26, 2021, the Fund did not have a sub-adviser. Effective April 26, 2021 the Fund has two sub-advisers, Mellon and Goldman Sachs.

The following shows the management fees the Adviser has paid the unaffiliated Sub-Advisers out of the advisory fees it receives from the Funds, as described elsewhere in this SAI and the Prospectus, for the fiscal year ended December 31, 2020:

	Aggregate Fees Paid to Sub-Advisers
Fund	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2020
JNL/American Funds Balanced Fund[1]	N/A	N/A
JNL/American Funds Bond Fund of America Fund[1,2]	N/A	N/A
JNL/American Funds Capital Income Builder Fund[1]	N/A	N/A
JNL/American Funds Capital World Bond Fund[1]	N/A	N/A
JNL/American Funds Global Growth Fund[1]	N/A	N/A
JNL/American Funds Global Small Capitalization Fund[1]	N/A	N/A
JNL/American Funds Growth Fund[1]	N/A	N/A
JNL/American Funds Growth-Income Fund[1]	N/A	N/A
JNL/American Funds International Fund[1]	N/A	N/A
JNL/American Funds New World Fund[1]	N/A	N/A
JNL/American Funds® Washington Mutual Investors Fund[1]	N/A	N/A
JNL iShares Tactical Moderate Fund	$49,894	0.03%
JNL iShares Tactical Moderate Growth Fund	$86,513	0.03%
JNL iShares Tactical Growth Fund	$74,865	0.03%
JNL/American Funds Moderate Growth Allocation Fund[1]	N/A	N/A
JNL/American Funds Growth Allocation Fund[1]	N/A	N/A
JNL/AQR Large Cap Defensive Style Fund	$90,499	0.20%
JNL/Baillie Gifford International Growth Fund[3,4]	N/A	N/A
JNL/Baillie Gifford U.S. Equity Growth Fund[2]	N/A	N/A
JNL/BlackRock Advantage International Fund	$96,483	0.35%
JNL/BlackRock Global Allocation Fund	$11,277,199	0.32%
JNL/BlackRock Global Natural Resources Fund	$1,628,338	0.28%
JNL/BlackRock Large Cap Select Growth Fund	$9,373,240	0.22%
JNL/Causeway International Value Select Fund	$4,128,508	0.35%
JNL/ClearBridge Large Cap Growth Fund[5]	$3,028,622	0.24%
JNL/DFA International Core Equity Fund	$201,501	0.24%
JNL/DFA U.S. Core Equity Fund	$1,331,324	0.11%
JNL/DFA U.S. Small Cap Fund	$528,160	0.34%
JNL/DoubleLine® Core Fixed Income Fund[6]	$6,751,535	0.18%
JNL/DoubleLine® Emerging Markets Fixed Income Fund[6]	$2,458,894	0.36%
JNL/DoubleLine® Shiller Enhanced CAPE® Fund[6]	$5,935,146	0.31%
JNL/DoubleLine® Total Return Fund[6]	$7,899,635	0.28%
JNL/Fidelity Institutional Asset Management® Total Bond Fund	$1,447,051	0.12%
JNL/First Sentier Global Infrastructure Fund	$3,790,805	0.40%
JNL/Franklin Templeton Global Multisector Bond Fund[5]	$2,315,023	0.33%
JNL/Franklin Templeton Growth Allocation Fund[5]	$3,499,856	0.32%
JNL/Franklin Templeton Income Fund[5]	$5,689,569	0.35%
JNL/GQG Emerging Markets Equity Fund	$4,427,524	0.68%
JNL/Harris Oakmark Global Equity Fund	$3,333,916	0.48%
JNL/Heitman U.S. Focused Real Estate Fund	$770,409	0.43%
JNL/Invesco Diversified Dividend Fund[7]	$3,154,139	0.31%
JNL/Invesco Global Growth Fund[7]	$5,267,785	0.22%
JNL/Invesco International Growth Fund[7]	$3,397,636	0.34%
JNL/Invesco Small Cap Growth Fund[7]	$8,488,254	0.46%
JNL/JPMorgan Global Allocation Fund[8]	$3,248,164	0.34%
JNL/JPMorgan Hedged Equity Fund[8]	$930,451	0.23%
JNL/JPMorgan MidCap Growth Fund	$10,142,011	0.37%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$2,416,527	0.12%
JNL/JPMorgan U.S. Value Fund[8]	$1,885,221	0.23%
JNL/Lazard International Strategic Equity Fund	$1,313,695	0.46%
JNL/Loomis Sayles Global Growth Fund	$1,737,753	0.28%
JNL/Lord Abbett Short Duration Income Fund	$186,991	0.10%
JNL/Mellon DowSM Index Fund	$228,029	0.02%
JNL/Mellon Emerging Markets Index Fund	$227,140	0.02%
JNL/Mellon Equity Income Fund	$539,268	0.21%
JNL/Mellon MSCI KLD 400 Social Index Fund	$28,416	0.03%
JNL/Mellon World Index Fund	$99,746	0.03%

	Aggregate Fees Paid to Sub-Advisers
Fund	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2020
JNL/Mellon Nasdaq® 100 Index Fund	$569,333	0.01%
JNL/Mellon S&P 500 Index Fund	$608,067	0.01%
JNL/Mellon S&P 400 MidCap Index Fund	$286,767	0.01%
JNL/Mellon Small Cap Index Fund	$219,920	0.01%
JNL/Mellon International Index Fund	$270,233	0.02%
JNL/Mellon Bond Index Fund	$271,965	0.02%
JNL/Mellon U.S. Stock Market Index Fund[3,9]	N/A	N/A
JNL/Mellon Communication Services Sector Fund	$56,829	0.03%
JNL/Mellon Consumer Discretionary Sector Fund	$240,821	0.02%
JNL/Mellon Consumer Staples Sector Fund	$59,347	0.03%
JNL/Mellon Energy Sector Fund	$193,682	0.02%
JNL/Mellon Financial Sector Fund	$229,675	0.02%
JNL/Mellon Healthcare Sector Fund	$466,616	0.01%
JNL/Mellon Industrials Sector Fund	$21,517	0.03%
JNL/Mellon Information Technology Sector Fund	$530,994	0.01%
JNL/Mellon Materials Sector Fund	$11,472	0.03%
JNL/Mellon Real Estate Sector Fund	$35,227	0.03%
JNL S&P 500 Index Fund	$11,527	0.01%
JNL/Mellon Utilities Sector Fund	$93,517	0.03%
JNL/MFS Mid Cap Value Fund	$4,996,237	0.36%
JNL/Morningstar PitchBook Listed Private Equity Index Fund[2]	N/A	N/A
JNL/Morningstar Wide Moat Index Fund	$189,347	0.02%
JNL/Neuberger Berman Commodity Strategy Fund	$106,483	0.29%
JNL/Neuberger Berman Strategic Income Fund	$1,301,390	0.16%
JNL/PIMCO Income Fund[10]	$5,594,308	0.35%
JNL/PIMCO Investment Grade Credit Bond Fund[10]	$3,716,491	0.23%
JNL/PIMCO Real Return Fund[10]	$3,328,575	0.24%
JNL/RAFI® Fundamental U.S. Small Cap Fund	$105,084	0.03%
JNL/RAFI® Multi-Factor U.S. Equity Fund	$370,987	0.02%
JNL/T. Rowe Price Balanced Fund[11]	$1,347,803	0.30%
JNL/T. Rowe Price Capital Appreciation Fund[11]	$21,767,912	0.30%
JNL/T. Rowe Price Established Growth Fund[11,12]	$26,623,514	0.25%
JNL/T. Rowe Price Mid-Cap Growth Fund[11]	$25,367,672	0.43%
JNL/T. Rowe Price Short-Term Bond Fund[11,12]	$1,380,753	0.09%
JNL/T. Rowe Price U.S. High Yield Fund[11,12]	$1,679,569	0.32%
JNL/T. Rowe Price Value Fund[11,12]	$8,309,060	0.20%
JNL/Vanguard Moderate ETF Allocation Fund	$113,505	0.03%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$140,277	0.03%
JNL/Vanguard Growth ETF Allocation Fund	$146,877	0.03%
JNL/WCM Focused International Equity Fund	$6,638,561	0.37%
JNL/Westchester Capital Event Driven Fund	$1,535,268	0.85%
JNL/WMC Balanced Fund	$16,106,406	0.19%
JNL/WMC Equity Income Fund[3,13]	N/A	N/A
JNL/WMC Global Real Estate Fund	$4,053,505	0.43%
JNL/WMC Government Money Market Fund[14]	$552,552	0.03%
JNL/WMC Value Fund	$3,238,408	0.24%

Aggregate Fees Paid to Sub-Advisers
Fund	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2020
JNL/Goldman Sachs Managed Conservative Fund[15]	$177,425	0.01%
JNL/Goldman Sachs Managed Moderate Fund[15]	$408,492	0.01%
JNL/Goldman Sachs Managed Moderate Growth Fund[15]	$796,219	0.01%
JNL/Goldman Sachs Managed Growth Fund[15]	$760,714	0.01%
JNL/Goldman Sachs Managed Aggressive Growth Fund[15]	$331,918	0.01%
JNL Conservative Allocation Fund[1]	N/A	N/A
JNL Moderate Allocation Fund[1]	N/A	N/A
JNL Moderate Growth Allocation Fund[1]	N/A	N/A
JNL Growth Allocation Fund[1]	N/A	N/A
JNL Aggressive Growth Allocation Fund[1]	N/A	N/A
JNL Bond Index Fund[2]	N/A	N/A
JNL Emerging Markets Index Fund[2]	N/A	N/A
JNL International Index Fund[2]	N/A	N/A
JNL Mid Cap Index Fund[2]	N/A	N/A
JNL Small Cap Index Fund[2]	N/A	N/A
[1]	This Fund does not have a sub-adviser.
[2]	The Fund commenced operations on April 26, 2021.
[3]	Prior to April 26, 2021, the Fund did not have a Sub-Adviser.
[4]	Prior to April 26, 2021, the Fund did not have a Sub-Adviser. Effective April 26, 2021 the Fund will be sub-advised by Baillie Gifford Overseas Limited.
[5]	For the purpose of calculating the sub-adviser fee for the JNL Multi-Manager Mid Cap Fund (for the portion of assets managed by ClearBridge), JNL/ClearBridge Large Cap Growth Fund, JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, and the JNL/Franklin Templeton Growth Allocation Fund, a fee discount is applied based on the combined average daily net assets of the portfolios.
[6]	A fee discount shall apply when DoubleLine is providing sub-advisory services to JNAM for at least two separate and distinct funds. The Sub-Adviser provides sub-advisory services for the JNL Multi-Manager Alternative Fund (for the discrete portion of Average Daily Net Assets managed by DoubleLine), JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, and the JNL/DoubleLine® Total Return Fund (together known as the “Sub-Advised Funds”). For the purposes of calculating the sub-advisory fee discounts, DoubleLine applies discounts based on the combined assets of the Sub-Advised Funds.
[7]	For the purpose of calculating the sub-advisory fee for the JNL/Invesco Diversified Dividend Fund, the JNL/Invesco International Growth Fund, the JNL/Invesco Global Growth Fund, and the JNL/Invesco Small Cap Growth Fund, a fee discount will be applied to total sub-advisory fees based on the average daily aggregate net assets of the Funds.
[8]	For the purpose of calculating the sub-adviser fee for the JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan Global Allocation Fund and JNL/JPMorgan U.S. Value Fund, a fee discount is applied based on the combined average daily net assets of the portfolios.
[9]	Prior to April 26, 2021, the Fund did not have a Sub-Adviser. Effective April 26, 2021 the Fund will be sub-advised by Mellon Investments Corporation.
[10]	For purposes of calculating the sub-adviser fee for the JNL/PIMCO Income Fund, JNL/PIMCO Real Return Fund, and the JNL/PIMCO Investment Grade Credit Bond Fund, a fee discount is applied based on the combined average daily net assets of the portfolios.
[11]	For the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Balanced Fund, the JNL/T. Rowe Price Capital Appreciation Fund, the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund, the JNL/T. Rowe Price U.S. High Yield Fund, and the JNL/T. Rowe Price Value Fund, the Sub-Adviser applies a fee discount to all eligible assets based on the average daily aggregate net assets of the listed funds.
[12]	The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once the Fund's assets exceed a specific amount.
[13]	Prior to April 26, 2021, the Fund did not have a Sub-Adviser. Effective April 26, 2021 the Fund will be sub-advised by Wellington Management Company.
[14]	The assets of the JNL/WMC Government Money Market Fund of the JNL Series Trust and the assets of the JNL Government Money Market Fund of JNL Investors Series Trust will be combined for purposes of determining the applicable annual rate.
[15]	Assets for these Funds are aggregated in calculating the Goldman Sachs sub-advisory fee.

The following shows the management fees the Adviser has paid to PPM America, Inc., an affiliate of the Adviser, out of the advisory fees it receives from the Funds sub-advised by PPM America, Inc., as described elsewhere in this SAI and the Prospectus, for the fiscal year ended December 31, 2020:

	Aggregate Fees Paid to Sub-Advisers
Fund	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2020
JNL/PPM America Floating Rate Income Fund	$3,018,203	0.26%
JNL/PPM America High Yield Bond Fund	$3,740,673	0.20%
JNL/PPM America Total Return Fund	$2,604,708	0.16%

Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreements entered into between the Adviser and each of the Sub-Advisers, the Sub-Advisers invest and reinvest or make recommendations to invest and reinvest the Fund’s assets consistent with the Fund’s respective investment objectives and policies. With respect to the foregoing, it should be noted that subject to the supervision of the Adviser and Trustees pursuant to the investment sub-advisory agreements, GSAM develops recommendations and allocations consistent with each of its sub-advised Fund’s investment objectives and policies, but does not trade securities or invest and reinvest assets on behalf of those Funds. Each investment sub-advisory agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the affected Fund or the Board. A sub-advisory agreement may be terminated at any time upon 60 days’ notice by either party or under certain sub-advisory agreements, upon 60 days’ notice of the Trust and the Adviser and 90 days’ notice of the Sub-Adviser, or by a majority vote of the outstanding shares of the Fund to which such agreement relates, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. Additional Funds may be subject to a different agreement. Except with respect to certain Funds sub-advised by GSAM, Sub-Advisers are responsible for compliance with or have agreed to use their best efforts to manage the Fund to comply with the provisions of Section 817(h) of the Code applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts). With respect to the Funds sub-advised by GSAM, the Adviser and the Sub-Adviser jointly are responsible for compliance of the Funds with Section 817(h).

License Agreements. The “Dow Jones Industrial Average” and “The Dow 10” are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use. “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”). The JNL/Mellon Dow SM Index Fund (“Product”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices (including any of their respective affiliates) makes no representation or warranty, expressed or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of S&P Dow Jones Indices (including any of their respective affiliates) to the Fund is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the “Dow Jones Industrial Average”, and “The Dow 10”, which are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Product. S&P Dow Jones Indices have no obligation to take the needs of Jackson, or the owners of the Product into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Product or the timing of the issuance or sale of the Product in the determination or calculation of the equation by which the Product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Product. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE “DOW JONES INDUSTRIAL AVERAGE”, and “THE DOW 10” OR ANY DATA INCLUDED THEREIN AND S&P DOW JONES INDICES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P DOW JONES INDICES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY JACKSON, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE “DOW JONES INDUSTRIAL AVERAGE”, and “THE DOW 10” OR ANY DATA INCLUDED THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE “DOW JONES INDUSTRIAL AVERAGE”, and “THE DOW 10” OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The S&P 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, and S&P Global Infrastructure Index (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400 Index® and S&P SmallCap 600 Index®, and Standard & Poor’s 500 are registered trademarks and/or Indices of Standard & Poor’s Financial Services LLC; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and the foregoing trademarks have been licensed by SPDJI for use. The JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL S&P 500 Index Fund, JNL Mid Cap Index Fund, and JNL Small Cap Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Morningstar® and the Morningstar Indices (as defined below) are service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC ("JNAM").

JNL/Morningstar Wide Moat Index Fund is Fund (collectively, the “JNL Funds”)	Index (collectively, the “Morningstar Indices”)
JNL/Mellon International Index Fund JNL International Index Fund	Morningstar® Developed Markets ex-North America Target Market Exposure Index℠
JNL/Mellon Emerging Markets Index Fund JNL Emerging Markets Index Fund	Morningstar® Emerging Markets Target Market Exposure Index℠
JNL/Mellon World Index Fund	Morningstar® Developed Markets Target Market Exposure Index℠
JNL/Mellon U.S. Stock Market Index Fund	Morningstar® US Market Index℠
JNL/Mellon Communication Services Sector Fund	Morningstar® US Communication Services Index℠

JNL/Mellon Consumer Discretionary Sector Fund	Morningstar® US Consumer Cyclical Sector Index℠
JNL/Mellon Consumer Staples Sector Fund	Morningstar® US Consumer Defensive Sector Index℠
JNL/Mellon Energy Sector Fund	Morningstar® US Energy Sector Index℠
JNL/Mellon Financial Sector Fund	Morningstar® US Financial Services Sector Index℠
JNL/Mellon Healthcare Sector Fund	Morningstar® US Healthcare Sector Index℠
JNL/Mellon Industrials Sector Fund	Morningstar® US Industrials Sector Index℠
JNL/Mellon Information Technology Sector Fund	Morningstar® US Technology Sector Index℠
JNL/Mellon Materials Sector Fund	Morningstar® US Basic Materials Sector Index℠
JNL/Mellon Real Estate Sector Fund	Morningstar® US Real Estate Sector Index℠
JNL/Mellon Utilities Sector Fund	Morningstar® US Utilities Sector Index℠
JNL/Morningstar Wide Moat Index Fund	Morningstar® Wide Moat FocusSM Index

The JNL Funds are not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds in particular or the ability of the Morningstar Indices to track general stock market performance. Morningstar's only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Morningstar Indices which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL Funds. Morningstar has no obligation to take the needs of JNAM or the owners of JNL Funds into consideration in determining, composing or calculating the Morningstar Indices. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL Funds or the timing of the issuance or sale of the JNL Funds or in the determination or calculation of the equation by which the JNL Funds are converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL Funds.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SPDR® is a registered trademark of Standard & Poor's Financial Services. S&P Capital IQTM is a trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, and JNL/Goldman Sachs 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500® and, S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.
SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

THE JNL/MELLON MSCI KLD 400 SOCIAL INDEX FUND (“MELLON FUND”) IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE MELLON FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE MELLON FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE MELLON FUND OR THE ISSUER OR OWNERS OF THE MELLON FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR

OWNERS OF THE MELLON FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE MELLON FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE MELLON FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE MELLON FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE MELLON FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE MELLON FUND, OWNERS OF THE MELLON FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Shiller Barclays CAPE™ US Sector II ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE™ US Sector II ER USD Index is the licensing of the Shiller Barclays CAPE™ US Sector II ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund. Additionally, JNLST or JNL/DoubleLine® Shiller Enhanced CAPE® Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE™ US Sector II ER USD Index in connection with JNL/DoubleLine® Shiller Enhanced CAPE® Fund investors acquire JNL/DoubleLine® Shiller Enhanced CAPE® Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE™ US Sector II ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The JNL/DoubleLine® Shiller Enhanced CAPE® Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE™ US Sector II ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE™ US Sector II ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE™ US Sector II ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE™ US Sector II ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE™ US Sector II ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE™ US Sector II ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPETM US Sector II ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE™ US Sector II ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE™ US Sector II ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE® SHILLER ENHANCED CAPE® FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

The JNL/RAFI® Fundamental U.S. Small Cap Fund and JNL/RAFI® Multi-Factor U.S. Equity Fund (the “JNL/RAFI Funds”) are not sponsored, offered, or sold in any manner by RAFI Indices, LLC or any of its affiliates, licensors or contractors (the “RAFI Parties”) nor do any of the RAFI Parties offer to any person purchasing a product that uses or incorporates a product based on an Index any express or implicit guarantee, warranty or assurance either with regard to the results of using the RAFI Multi-Factor® US Index and RAFI Fundamental US Small Index (each an “Index”) or the Index Price at any time or in any other respect. Each Index is calculated and published by the RAFI Parties. The RAFI Parties use commercially reasonable efforts to ensure that the Index is calculated correctly. None of the RAFI Parties shall be liable to any person purchasing a product that uses or incorporates a product based on the Index for any error, omission, inaccuracy, incompleteness, delay, or interruption in the Index or any data related thereto or have any obligation to point out errors in the Index to any person. Neither publication of each Index by the RAFI Parties nor the licensing of the Index or Index trademark for the purpose of use in connection with the JNL/RAFI Funds constitutes a recommendation by any of the RAFI Parties to invest in nor does it in any way represent an assurance, endorsement or opinion of any of the RAFI Parties with regard to any investment in the JNL/RAFI Funds. The trade names Fundamental Index® and RAFI® are registered trademarks of Research Affiliates, LLC in the US and other countries.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ®, and Nasdaq-100® IndexTM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ®, and Nasdaq-100® IndexTM, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Nasdaq® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Nasdaq® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON NASDAQ® 100 INDEX FUND.

Investment Management Arrangement Applicable to the JNL/American Funds Feeder Funds. JNAM has entered into a contractual agreement with the Trust under which it will waive a portion, as outlined below, of its advisory fee for each JNL/American Funds Feeder Fund for such time as the JNL/American Funds Feeder Fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Trust. This fee waiver will continue as long as the JNL/American Funds Feeder Funds are part of a master-feeder fund structure unless the Board of Trustees approves a change in or elimination of the waiver. The JNL/American Funds Feeder Funds commenced operations on or about May 1, 2010, with the exception of JNL/American Funds Growth Fund, which commenced operations on February 6, 2012, JNL/American Funds Global Growth Fund, which commenced operations on September 16, 2013, JNL/American Funds Balanced Fund, which converted to a master-feeder fund structure on April 24, 2017, JNL/American Funds Capital Income Builder Fund, which commenced operations on August 13, 2018, and JNL/American Funds Bond Fund of America Fund, which commenced operations on April 26, 2021. As of the date of this SAI, the following management fee waivers were reported for the periods ended below:

JNL/American Funds Feeder Fund	Period Ending December 31, 2020	Period Ending December 31, 2019	Period Ending December 31, 2018
JNL/American Funds Balanced Fund	$5,101,584	$4,357,699	$3,857,212
JNL/American Funds Bond Fund of America Fund[2]	N/A	N/A	N/A
JNL/American Funds Capital Income Builder Fund[1]	$406,525	$258,218	$16,249
JNL/American Funds Capital World Bond Fund	$2,128,867	$2,454,492	$2,796,776
JNL/American Funds Global Growth Fund	$2,778,024	$1,779,176	$1,229,668
JNL/American Funds Global Small Capitalization Fund	$3,523,618	$3,617,374	$3,905,392
JNL/American Funds Growth Fund	$8,456,442	$4,367,038	$2,506,353
JNL/American Funds Growth-Income Fund	$22,639,334	$22,410,447	$22,495,218
JNL/American Funds International Fund	$8,439,592.	$9,631,949	$11,083,366
JNL/American Funds New World Fund	$9,227,716	$9,807,679	$10,266,909
JNL/American Funds Washington Mutual Investors Fund	$11,357,342	$12,488,252	$14,373,930

1 The Fund commenced operations on August 13, 2018.

2 The Fund commenced operations on April 26, 2021.

In addition, the Agreement provides that CRMC may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers that is approved by the AFIS Master Funds’ board, pursuant to an agreement between CRMC and such subsidiary. Any such subsidiary adviser will be paid solely by CRMC out of its fees.

JNL/American Funds Feeder Fund	Amount of Waiver as of December 31, 2020
JNL/American Funds Balanced Fund	0.30%
JNL/American Funds Bond Fund of America Fund[1]	N/A
JNL/American Funds Capital Income Builder Fund	0.35%
JNL/American Funds Capital World Bond Fund	$0-$1 billion – 0.475% Over $1 billion – 0.45%
JNL/American Funds Global Growth Fund	0.50%
JNL/American Funds Global Small Capitalization Fund	0.50%
JNL/American Funds Growth Fund	0.45%
JNL/American Funds Growth-Income Fund	0.30%
JNL/American Funds International Fund	0.50%
JNL/American Funds New World Fund	0.70%
JNL/American Funds Washington Mutual Investors Fund	0.38%

1 The Fund will commence operations on April 26, 2021.

Effective April 26, 2021, the following management fee waivers apply:

JNL/American Funds Feeder Fund	Amount of Waiver as of April 26, 2021
JNL/American Funds Balanced Fund	0.30%
JNL/American Funds Bond Fund of America Fund	0.20%
JNL/American Funds Capital Income Builder Fund	0.25%
JNL/American Funds Capital World Bond Fund	0.43%
JNL/American Funds Global Growth Fund	0.50%
JNL/American Funds Global Small Capitalization Fund	0.50%
JNL/American Funds Growth Fund	0.45%
JNL/American Funds Growth-Income Fund	0.30%
JNL/American Funds International Fund	0.50%
JNL/American Funds New World Fund	0.65%
JNL/American Funds Washington Mutual Investors Fund	0.30%

Investment Management Agreement of the AFIS Master Funds. Each AFIS Master Fund has entered into an Investment Advisory and Service Agreement (collectively, the “Agreements”) with CRMC. The Agreements will continue in effect until April 30, 2022, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable AFIS Master Fund, and (b) the vote of a majority of Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, as required by applicable law. The Agreements provide that CRMC has no liability to the AFIS Master Funds for its acts or omissions in the performance of its obligations to the AFIS Master Funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment, as defined in the 1940 Act.

As compensation for its services, CRMC receives a monthly fee that is accrued daily, calculated at the annual rates of:

AFIS Master Asset Allocation Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $300 million	0.42%
Next $800 million	0.36%
Next $1 billion	0.32%
Next $2 billion	0.28%
Next $3 billion	0.26%
Next $5 billion	0.25%
Next $8 billion	0.244%
Amount over $21 billion	0.24%

AFIS Master Washington Mutual Investors Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.38%
Next $2.5 billion	0.37%
Next $4 billion	0.36%
Amount over $10.5 billion	0.35%

AFIS Master Bond Fund of America Fund

Average Daily Net Assets	Annual Rate
First $6 million	0.48%
Next $4 million	0.44%
Next $1 billion	0.40%
Next $1 billion	0.38%
Next $2 billion	0.36%
Next $3 billion	0.34%
Next $5 billion	0.33%
Amount over $13 billion	0.32%

AFIS Master Capital Income Builder Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $400 million	0.45%
Amount over $1 billion	0.41%

AFIS Master Capital World Bond Fund

Average Daily Net Assets	Annual Rate
First $1 billion	0.57%
Next $2 billion	0.50%
Amount over $3 billion	0.45%

AFIS Master Global Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Next $2 billion	0.48%
Next $3 billion	0.46%
Amount over $8 billion	0.445%

Average Daily Net Assets (when net assets of AFIS Master Global Growth Fund are less than $1.0 billion)	Annual Rate
First $500 million	0.58%
Amount over $500 million but less than $1 billion	0.48%

AFIS Master Global Small Capitalization Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.80%
Next $400 million	0.74%
Next $1 billion	0.70%
Next $1 billion	0.67%
Next $2 billion	0.65%
Amount over $5 billion	0.635%

AFIS Master Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $400 million	0.45%
Next $1 billion	0.42%
Next $1 billion	0.37%
Next $2 billion	0.35%
Next $3 billion	0.33%
Next $5 billion	0.315%
Next $8 billion	0.30%
Next $6 billion	0.29%
Next $7 billion	0.285%
Amount over $34 billion	0.28%

AFIS Master Growth-Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.32%
Next $2.5 billion	0.285%
Next $4 billion	0.256%
Next $2.5 billion	0.242%
Next $4 billion	0.235%
Next $4 billion	0.23%
Next $6 billion	0.225%
Next $7 billion	0.222%
Amount over $34 billion	0.219%

AFIS Master International Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.69%
Next $500 million	0.59%
Next $500 million	0.53%
Next $1 billion	0.50%
Next $1.5 billion	0.48%
Next $2.5 billion	0.47%
Next $4 billion	0.46%
Next $6.5 billion	0.45%
Next $4 billion	0.44%
Amount over $21 billion	0.43%

AFIS Master New World Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.85%
Next $500 million	0.77%
Next $500 million	0.71%
Next $1 billion	0.66%
Next $1.5 billion	0.62%
Amount over $4 billion	0.58%

In addition to providing investment advisory services, CRMC furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the AFIS Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the AFIS Master Funds relating to the services furnished by CRMC. Subject to the expense agreement described below, the AFIS Master Funds will pay all expenses not expressly assumed by CRMC, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with CRMC; association dues; and costs of stationary and forms prepared exclusively for the AFIS Master Funds.

CRMC’s total fees for the fiscal years ended December 31, 2020, December 31, 2019, and December 31, 2018, were:

Fund Name	2020	2019	2018
Master Asset Allocation Fund	$71,046,000	$67,563,000	$68,775,000
Master Bond Fund of America Fund	38,894,000	37,299,000	37,656,000
Master Washington Mutual Investors Fund	33,547,000	34,092,000	35,312,000
Master Capital Income Builder Fund	4,711,000	4,075,000	3,229,000
Master Capital World Bond Fund	11,401,000	23,766,000	12,085,000
Master Global Growth Fund	35,225,000	32,238,000	32,234,000
Master Global Small Capitalization Fund	30,652,000	29,892,000	29,438,000
Master Growth Fund	98,281,000	84,702,000	83,065,000
Master Growth-Income Fund	87,809,000	85,788,000	81,100,000
Master International Fund	45,293,000	47,450,000	48,247,000
Master New World Fund	24,693,000	23,766,000	23,782,000

For additional information regarding the AFIS Master Funds investment management agreements, please see the applicable AFIS Master Funds’ SAI, which is delivered together with this SAI.

AFIS Master Fund Portfolio Managers. CRMC uses a system of multiple portfolio managers in managing AFIS Master Fund assets and, for certain funds, individual managers may allocate a portion of their segment of the fund to fixed-income managers in the fund. Under this approach, the AFIS Master Fund’s portfolio is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of an AFIS Master Fund’s portfolio within their research coverage. Portfolio managers and investment analysts may also make investment decisions for other mutual funds advised by CRMC. Because each JNL/American Funds Feeder Fund invests all or substantially all of its assets in a corresponding AFIS Master Fund, the information below summarizes the information applicable to the AFIS Master Funds’ portfolio managers and investment analysts.

Other Accounts Managed by AFIS Master Fund Portfolio Managers. The following tables list the number and types of other accounts managed by the AFIS Master Funds’ portfolio managers and assets under management in those accounts as of the end of the AFIS Master Funds’ most recently completed fiscal year ended December 31, 2020.

AFIS Asset Allocation Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Alan N. Berro	24	$398.0	2	$0.96	0	$0
David A. Daigle	3	134.8	2	1.42	2	0.27
Peter Eliot	1	66.0	0	0	0	0
Jeffrey T. Lager	3	329.4	2	0.96	0	0
Jin Lee	4	258.7	3	1.30	0	0
John R. Queen	21	402.1	1	0.30	42	0.79

AFIS Washington Mutual Investors Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Alan N. Berro	24	$418.1	2	$0.96	0	$0
Mark L. Casey	5	730.9	4	3.09	0	0
Brady L. Enright	4	448.1	4	13.42	0	0
Irfan M. Furniturewala	2	252.4	4	1.20	0	0
Jeffrey T. Lager	3	349.5	2	0.96	0	0
Jin Lee	4	278.8	3	1.30	0	0
Eric H. Stern	2	216.1	5	1.27	2	0.42
Diana Wagner	1	136.6	1	0.66	0	0
Alan J. Wilson	4	615.1	3	2.76	0	0

AFIS Bond Fund of America Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Pramod Atluri	3	$369.3	2	$0.38	0	$0
David J. Betanzos	6	131.2	0	0	0	0
David A. Hoag	8	392.2	2	5.70	0	0
Fergus N. MacDonald	8	235.9	1	0.25	0	0

AFIS Master Capital Income Builder Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Aline Avzaradel	1	$103.6	1	$0.25	0	$0
Alfonso Barroso	4	239.4	3	0.89	0	9.280
Grant L. Cambridge	3	281.9	6	1.97	143	0
Joyce E. Gordon	4	397.8	4	1.48	0	0
David A. Hoag	8	402.5	2	5.70	0	0
Winnie Kwan	4	185.4	2	0.66	0	0
James B. Lovelace	3	281.9	4	1.48	0	0
Fergus N. MacDonald	8	246.2	1	0.25	0	0
Caroline Randall	2	219.5	2	0.48	0	0
David M. Riley	5	240.9	4	1.12	0	0
Bradley J. Vogt	6	491.4	3	6.04	0	0
Steven T. Watson	5	253.8	9	16.03	728	23.71
Philip Winston	6	106.1	11	7.37	841[4]	27.41

AFIS Master Capital World Bond Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Philip Chitty	1	$14.8	3	$1.53	0	$0
Andrew A. Cormack	3	38.6	2	0.57	0	0
Thomas H. Hogh	3	38.6	4	3.09	0	0

AFIS Master Global Growth Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Patrice Collette	1	$19.1	1	$16	0	$0
Paul Flynn	3	135.5	1	0.16	0	0
Jonathan Knowles	5	446.8	4	14.79	0	0

AFIS Master Global Small Capitalization Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Michael Beckwith	1	$66.0	0	$0	0	$0
Bradford F. Freer	4	147.8	1	0.41	0	0
Harold H. La	2	96.8	2	0.11	0	0
Aidan O’Connell	2	145.5	2	0.40	0	0
Gregory W. Wendt	2	145.5	2	0.40	0	0

AFIS Master Growth Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Paul Benjamin	2	$299.0	2	$0.63	0	$0
Mark L. Casey	5	701.6	4	3.09	0	0
Irfan M. Furniturewala	3	262.0	4	1.20	0	0
Anne-Marie Peterson	2	439.6	2	2.10	0	0
Andraz Razen	3	452.1	3	14.24	0	0
Alan J. Wilson	4	585.8	3	2.76	0	0

AFIS Master Growth-Income Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Donald D. O’Neal	2	$365.6	3	$2.69	0	$0
Keiko McKibben	0	0	0	0	0	0
Charles E. Ellwein	1	69.1	1	0.34	0	0
J. Blair Frank	1	256.4	1	1.80	0	0
William L. Robbins	20	133.0	2	0.34	0	0
Carlos A. Schonfeld	0	$0	0	0	0	0

AFIS Master International Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Sung Lee	4	$306.6	3	$2.59	0	$0
Renaud H. Samyn	1	66.0	0	0	0	0
Nicholas J. Grace	3	251.1	2	2.35	0	0
Jesper Lyckeus	2	194.1	2	2.17	0	0
Christopher Thomsen	3	251.1	2	2.35	0	0

AFIS Master New World Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Carl M. Kawaja	3	$503.3	4	$12.96	0	$0
Bradford F. Freer	4	148.9	1	0.41	0	0
Nicholas J. Grace	3	257.5	2	2.35	0	0
Jonathan Knowles	5	450.8	4	14.79	0	0
Winnie Kwan	4	182.3	2	0.66	0	0
Robert W. Lovelace	2	184.0	6	13.27	17	8.05
Piyada Phanaphat	1	54.3	1	0.41	0	0
Akira Shiraishi	1	54.3	4	0.88	14[3]	10.12
Kirstie Spence	3	56.2	4	2l89	5	2.74
Tomonori Tani	2	54.8	1	0.41	0	0
Lisa Thompson	2	73.4	4	0.93	6	0.81
Christopher Thomsen	3	257.5	2	2.35	0	0

1 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

2 Personal brokerage accounts of portfolio managers and their families are not reflected.

3 The advisory fee of four of these accounts (representing $7.90 billion in total assets) is based partially on the account’s investment results.

4 The advisory fee of three of these accounts (representing $3.50 billion in total assets) is based partially on the account’s results.

CRMC’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the Master Fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the Master Fund and such other accounts.

Conflicts of Interest between the AFIS Master Funds and Other Accounts

CRMC has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of one or more AFIS Master Funds and his or her management of other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. CRMC believes that its policies and procedures are reasonably designed to address these issues.

Compensation of AFIS Master Fund Portfolio Managers

Portfolio managers and investment analysts are paid competitive salaries by CRMC. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. Bonuses for investment results generated in 2016 and thereafter will be based on the most recent year, a three-year rolling average, a five-year rolling average and an eight-year rolling average, with increasing weight placed on each succeeding measurement period. Bonuses for investment results generated in 2015 will be calculated using both methods referenced above, and the payment for individual managers and analysts will be the higher of the two calculations. For portfolio managers, benchmarks may include measures of the marketplaces in which the relevant AFIS Master Fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. CRMC makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The AFIS Master Funds’ portfolio managers may be measured against one or more of the following benchmarks, depending on his or her investment focus:

AFIS Master Fund	Benchmark
AFIS Master Asset Allocation Fund	S&P 500 Index

AFIS Master Washington Mutual Investors Fund	S&P 500 Index, securities that are eligible to be purchased by the fund.

AFIS Master Bond Fund of America Fund	Bloomberg Barclays U.S. Aggregate Index, a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund.

AFIS Master Capital Income Builder Fund	Bloomberg Barclays U.S. Aggregate Bond Index, a custom index of U.S., international and global funds that have an explicit income objective or focus, a custom index of global securities screened by yield that aligns to the investment objectives and strategies of the fund.

AFIS Master Capital World Bond Fund	Bloomberg Barclays Global Aggregate Index, Bloomberg Barclays U.S. Corporate High Yield Index 2% Issuer Cap, a custom average consisting of one share class per fund of global income funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund.

AFIS Master Global Growth Fund	MSCI All Country World Index

AFIS Master Global Small Capitalization Fund	Lipper US Small Cap Funds Index, Lipper International Small Cap Funds Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small Cap Index

AFIS Master Growth Fund	S&P 500 Index

AFIS Master Growth-Income Fund	S&P 500 Index

AFIS Master International Fund	MSCI All Country World ex USA Index

AFIS Master New World Fund	MSCI All Country World Index, MSCI Emerging Markets Index.

From time to time, CRMC may adjust these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Fund Securities Beneficially Owned by AFIS Master Fund Portfolio Managers

Shares of the AFIS Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s needs for variable annuity or variable life insurance contracts and the role those contracts would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio managers have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the AFIS Master Funds’ most recent fiscal year period, they did not hold shares of the AFIS Master Funds.

Investment Management Arrangement Applicable to the JNL/Mellon Feeder Funds. JNAM has entered into a contractual agreement with the Trust under which it will waive a portion, as outlined below, of its advisory fee for each JNL/Mellon Feeder Fund for such time as the JNL/Mellon Feeder Fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Trust. This fee waiver will continue as long as the JNL/Mellon Feeder Funds are part of a master-feeder fund structure unless the Board of Trustees approves a change in or elimination of the waiver. The JNL/Mellon Feeder Funds converted to a master-feeder fund structure on April 26, 2021, and as such, the fee waiver took effect on that date.

Effective April 26, 2021, the following management fee waivers will apply to the JNL/Mellon Feeder Funds:

JNL/Mellon Feeder Fund	Amount of Waiver as of April 26, 2021
JNL/Mellon Emerging Markets Index Fund	0.145%
JNL/Mellon S&P 400 MidCap Index Fund	0.08%
JNL/Mellon Small Cap Index Fund	0.08%
JNL/Mellon International Index Fund	0.095%
JNL/Mellon Bond Index Fund	0.07%

Investment Management Agreement of the JNL/Mellon Master Funds. Each JNL/Mellon Master Fund has entered into a Unitary Fee Agreement (the “Agreement”) with JNAM. The Agreement will continue in effect until April 26, 2023, unless sooner terminated, and may be renewed from year to year thereafter, so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days’ notice by the Adviser, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. The Unitary Fee Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The advisory fee JNAM charges to the JNL/Mellon Master Funds is a unitary fee. Under the JNL/Mellon Master Funds’ unitary fee structure, JNAM pays all of the JNL/Mellon Master Funds’ expenses, except the fees payable under the Unitary Fee Agreement, anti-money laundering service fees, borrowing expenses, brokerage commissions, licensing costs, registration fees, Rule 12b-1 fees, short sales costs, taxes, expenses related to these Funds’ Chief Compliance Officer, Trustee insurance premiums and other Trustee insurance expenses, fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees, and nonrecurring and extraordinary expenses.

As compensation for its services, JNAM charges an annual unitary fee rate of 0.20% based on average daily net assets of each JNL/Mellon Master Fund. The JNL/Mellon Master Funds commenced operations on April 26, 2021, and as such, this advisory fee rate took effect on that date.

Effective April 26, 2021, the following fee waivers apply to the JNL/Mellon Master Funds:

JNL/Mellon Master Fund	Amount of Waiver as of April 26, 2021
JNL Emerging Markets Index Fund	0.055%
JNL Mid Cap Index Fund	0.12%
JNL Small Cap Index Fund	0.12%
JNL International Index Fund	0.105%
JNL Bond Index Fund	0.13%

Each JNL/Mellon Master Fund is sub-advised by Mellon. Additional information about Mellon and the portfolio managers primarily responsible for the day-to-day management of the JNL/Mellon Master Funds is included earlier in this SAI under the heading “Investment Sub-Advisers and Portfolio Managers” in the sub-section titled “Mellon Investments Corporation.”

Administrative Fee. In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

FUND	ASSETS	FEES
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Bond Fund of America Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Global Small Capitalization Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/American Funds® Washington Mutual Investors Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%

JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

FUND	ASSETS	FEES
JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL iShares Tactical Moderate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL iShares Tactical Moderate Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL iShares Tactical Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Baillie Gifford International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Baillie Gifford U.S. Equity Growth Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/BlackRock Advantage International Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%[2]
	Assets over $3 billion	.090%[2]

JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/DoubleLine® Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

FUND	ASSETS	FEES
JNL/DoubleLine® Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/DoubleLine® Shiller Enhanced CAPE® Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/DoubleLine® Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/Fidelity Institutional Asset Management® Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/First Sentier Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Franklin Templeton Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Harris Oakmark Global Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Heitman U.S. Focused Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Invesco International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/JPMorgan U.S. Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

FUND	ASSETS	FEES
JNL/Lazard International Strategic Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Mellon DowSM Index Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Emerging Markets Index Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Mellon MSCI KLD 400 Social Index Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon World Index Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Nasdaq® 100 Index Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Mellon S&P 400 MidCap Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Mellon Small Cap Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Mellon International Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Mellon Bond Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Mellon U.S. Stock Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

FUND	ASSETS	FEES
JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL S&P 500 Index Fund	$0 to $3 billion	.100%[3]
	Assets over $3 billion	.090%[3]

JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Morningstar PitchBook Listed Private Equity Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/PPM America Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/RAFI® Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%[2]
	Assets over $3 billion	.130%[2]

JNL/RAFI® Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

FUND	ASSETS	FEES
JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/T. Rowe Price Established Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%[4]
	Assets over $3 billion	.130%[4]

JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%[5]
	Assets over $3 billion	.130%[5]

JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%[5]
	Assets over $3 billion	.130%[5]

JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%

JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/WMC Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/WMC Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/WMC Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL/Goldman Sachs 4 Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL/Goldman Sachs Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Goldman Sachs Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

FUND	ASSETS	FEES
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Goldman Sachs Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Bond Index Fund[1]	All Assets	None

JNL Emerging Markets Index Fund[1]	All Assets	None

JNL International Index Fund[1]	All Assets	None

JNL Mid Cap Index Fund[1]	All Assets	None

JNL Small Cap Index Fund[1]	All Assets	None

[1]	The Fund will commence operations on April 26, 2021.
[2]	Jackson National Asset Management, LLC has contractually agreed to waive 0.05% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	Jackson National Asset Management, LLC has contractually agreed to waive 0.06% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	Jackson National Asset Management, LLC has contractually agreed to waive 0.13% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[5]	Jackson National Asset Management, LLC has contractually agreed to waive 0.12% of the administrative fees of the Class I shares of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges and pays for routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables)

The fees paid by the Trust to the Administrator (before any fee waivers) for the fiscal year ended December 31, 2020, December 31, 2019, and December 31, 2018, were $239,063,764, $235,229,300, and $196,153,145, respectively. The Administrator waived $163,222, $130,141, and $2,422,556 of its Administrative Fee for the fiscal years ended December 31, 2018, December 31, 2019, and December 31, 2020, respectively.

For the fiscal years ended December 31, 2020, December 31, 2019, and December 31, 2018, the fees paid to JNAM by each remaining Fund (after any fee waivers) pursuant to the Administrative Fee Waiver Agreement are listed below. A table outlining any fee waivers that reduced the administrative fee a Fund incurred immediately follows this table.

FUND	December 31, 2020	December 31, 2019	December 31, 2018
JNL/American Funds Balanced Fund	$1,700,507	$1,515,341	$1,446,459
JNL/American Funds Bond Fund of America Fund[4]	N/A	N/A	N/A
JNL/American Funds Capital Income Builder Fund[1]	$145,926	$78,457	$6,630
JNL/American Funds Capital World Bond Fund	$478,849	$580,599	$799,079
JNL/American Funds Global Growth Fund	$555,597	$338,242	$204,942
JNL/American Funds Global Small Capitalization Fund	$704,713	$811,982	$1,065,109
JNL/American Funds Growth Fund	$1,878,578	$917,097	$455,696
JNL/American Funds Growth-Income Fund	$6,637,140	$7,377,502	$8,955,359
JNL/American Funds International Fund	$1,687,894	$2,168,673	$3,022,743
JNL/American Funds New World Fund	$1,387,134	$1,585,933	$2,053,392
JNL/American Funds® Washington Mutual Investors Fund	$2,969,826	$3,632,043	$4,944,724
JNL Multi-Manager Alternative Fund	$2,165,326	$2,312,886	$2,171,339
JNL Multi-Manager Emerging Markets Equity Fund	$1,850,903	$1,161,486	$1,338,639
JNL Multi-Manager International Small Cap Fund[1]	$389,868	$409,038	$140,629
JNL Multi-Manager Mid Cap Fund	$1,740,267	$1,691,120	$1,462,264
JNL Multi-Manager Small Cap Growth Fund	$2,459,796	$2,262,394	$1,981,773
JNL Multi-Manager Small Cap Value Fund	$942,653	$1,168,852	$1,223,921
JNL iShares Tactical Moderate Fund	$249,474	$214,123	$199,872
JNL iShares Tactical Moderate Growth Fund	$432,571	$420,458	$421,855
JNL iShares Tactical Growth Fund	$374,327	$355,477	$338,380
JNL/American Funds Moderate Growth Allocation Fund	$3,682,144	$3,474,151	$3,389,586
JNL/American Funds Growth Allocation Fund	$4,336,126	$3,881,841	$3,506,903
JNL/AQR Large Cap Defensive Style Fund[2]	$67,875	$33,104	N/A
JNL/Baillie Gifford International Growth Fund	$798,417	$645,648	$571,849
JNL/Baillie Gifford U.S. Equity Growth Fund[4]	N/A	N/A	N/A
JNL/BlackRock Advantage International Fund[2]	$41,350	$20,416	N/A
JNL/BlackRock Global Allocation Fund	$5,138,493	$5,225,935	$5,646,913
JNL/BlackRock Global Natural Resources Fund	$869,345	$979,972	$1,181,794
JNL/BlackRock Large Cap Select Growth Fund	$4,218,718	$3,571,850	$3,417,102
JNL/Causeway International Value Select Fund	$1,769,377	$2,205,647	$2,613,522
JNL/ClearBridge Large Cap Growth Fund	$1,924,727	$1,267,835	$827,231
JNL/DFA International Core Equity Fund[2]	$123,888	$49,849	N/A
JNL/DFA U.S. Core Equity Fund	$1,160,644	$1,207,280	$1,169,831
JNL/DFA U.S. Small Cap Fund	$234,028	$187,590	$154,294
JNL/DoubleLine® Core Fixed Income Fund	$3,739,785	$3,506,759	$3,495,974
JNL/DoubleLine® Emerging Markets Fixed Income Fund	$1,014,931	$844,506	$812,891
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	$2,860,097	$2,631,407	$2,291,480
JNL/DoubleLine® Total Return Fund	$2,803,573	$2,517,831	$2,173,699
JNL/Fidelity Institutional Asset Management® Total Bond Fund	$1,171,329	$985,489	$1,038,146
JNL/First Sentier Global Infrastructure Fund	$1,433,523	$1,500,949	$1,432,013
JNL/Franklin Templeton Global Multisector Bond Fund	$1,063,820	$2,234,318	$2,534,926
JNL/Franklin Templeton Growth Allocation Fund	$1,652,033	$1,228,120	$690,639
JNL/Franklin Templeton Income Fund	$1,629,987	$2,048,146	$2,407,273
JNL/GQG Emerging Markets Equity Fund	$981,905	$771,535	$710,302
JNL/Harris Oakmark Global Equity Fund	$1,045,964	$1,277,345	$1,512,562
JNL/Heitman U.S. Focused Real Estate Fund[1]	$270,156	$273,072	$75,974
JNL/Invesco Diversified Dividend Fund	$1,513,325	$918,418	$835,862

FUND	December 31, 2020	December 31, 2019	December 31, 2018
JNL/Invesco Global Growth Fund	$3,562,997	$3,739,035	$3,916,301
JNL/Invesco International Growth Fund	$1,517,629	$1,654,715	$2,011,795
JNL/Invesco Small Cap Growth Fund	$1,845,225	$1,935,503	$2,047,103
JNL/JPMorgan Global Allocation Fund	$1,417,270	$67,406	$55,012
JNL/JPMorgan Hedged Equity Fund[1]	$605,599	$311,461	$34,265
JNL/JPMorgan MidCap Growth Fund	$2,744,473	$2,263,675	$2,106,041
JNL/JPMorgan U.S. Government & Quality Bond Fund	$2,026,498	$1,106,837	$1,201,703
JNL/JPMorgan U.S. Value Fund	$803,437	$806,802	$1,141,253
JNL/Lazard International Strategic Equity Fund	$429,999	$268,303	$125,131
JNL/Loomis Sayles Global Growth Fund[1]	$930,342	$428,306	$150,956
JNL/Lord Abbett Short Duration Income Fund[3]	$200,350	N/A	N/A
JNL/Mellon DowSM Index Fund	$1,530,295	$1,411,532	$1,264,381
JNL/Mellon Emerging Markets Index Fund	$1,521,405	$1,722,675	$1,990,692
JNL/Mellon Equity Income Fund	$393,618	$524,253	$294,216
JNL/Mellon MSCI KLD 400 Social Index Fund	$142,082	$67,783	$36,867
JNL/Mellon World Index Fund	$498,733	$518,524	$530,117
JNL/Mellon Nasdaq® 100 Index Fund	$6,296,087	$4,412,288	$3,866,469
JNL/Mellon S&P 500 Index Fund	$8,545,130	$7,763,369	$7,421,105
JNL/Mellon S&P 400 MidCap Index Fund	$2,900,625	$3,028,764	$3,098,273
JNL/Mellon Small Cap Index Fund	$2,199,165	$2,436,505	$2,461,896
JNL/Mellon International Index Fund	$2,344,652	$2,577,831	$2,831,266
JNL/Mellon Bond Index Fund	$1,313,072	$1,144,088	$1,138,190
JNL/Mellon U.S. Stock Market Index Fund	$655,657	$429,758	$184,493
JNL/Mellon Communication Services Sector Fund	$284,148	$221,746	$163,437
JNL/Mellon Consumer Discretionary Sector Fund	$2,055,904	$1,915,866	$1,865,138
JNL/Mellon Consumer Staples Sector Fund	$296,739	$148,128	$43,174
JNL/Mellon Energy Sector Fund	$1,188,188	$1,714,664	$2,169,508
JNL/Mellon Financial Sector Fund	$1,546,748	$1,921,885	$2,188,881
JNL/Mellon Healthcare Sector Fund	$4,957,805	$4,714,200	$4,660,033
JNL/Mellon Industrials Sector Fund	$107,587	$91,787	$57,605
JNL/Mellon Information Technology Sector Fund	$5,796,924	$4,473,302	$4,025,617
JNL/Mellon Materials Sector Fund	$57,361	$33,181	$75,603
JNL/Mellon Real Estate Sector Fund	$176,135	$197,324	$172,441
JNL S&P 500 Index Fund	$115,268	$53,920	$18,826
JNL/Mellon Utilities Sector Fund	$467,591	$380,965	$123,557
JNL/MFS Mid Cap Value Fund	$1,391,336	$1,350,654	$1,109,470
JNL/Morningstar PitchBook Listed Private Equity Index Fund[4]	N/A	N/A	N/A
JNL/Morningstar Wide Moat Index Fund[1]	$1,143,471	$831,076	$224,550
JNL/Neuberger Berman Commodity Strategy Fund	$55,078	$180,749	$230,754
JNL/Neuberger Berman Strategic Income Fund	$1,220,497	$1,154,751	$1,050,821
JNL/PIMCO Income Fund	$2,397,584	$2,000,246	$1,355,478
JNL/PIMCO Investment Grade Credit Bond Fund	$1,595,924	$570,922	$449,326
JNL/PIMCO Real Return Fund	$1,414,267	$1,669,778	$1,907,327
JNL/PPM America Floating Rate Income Fund	$1,745,485	$2,329,912	$2,389,926
JNL/PPM America High Yield Bond Fund	$1,856,906	$2,085,140	$2,205,630
JNL/PPM America Total Return Fund	$1,661,448	$1,230,613	$1,186,201
JNL/RAFI® Fundamental U.S. Small Cap Fund[2]	$525,423	$323,889	N/A
JNL/RAFI® Multi-Factor U.S. Equity Fund[2]	$3,603,604	$2,163,696	N/A
JNL/T. Rowe Price Balanced Fund	$681,459	$749,367	$365,566
JNL/T. Rowe Price Capital Appreciation Fund	$9,947,289	$7,016,412	$4,622,475
JNL/T. Rowe Price Established Growth Fund	$9,849,177	$9,007,551	$8,831,837
JNL/T. Rowe Price Mid-Cap Growth Fund	$5,576,971	$5,724,545	$5,356,223
JNL/T. Rowe Price Short-Term Bond Fund	$1,595,590	$1,628,199	$1,544,470
JNL/T. Rowe Price U.S. High Yield Fund	$799,790	$995,634	$926,522
JNL/T. Rowe Price Value Fund	$3,965,725	$4,215,522	$4,560,928
JNL/Vanguard Moderate ETF Allocation Fund	$567,531	$350,206	$151,750
JNL/Vanguard Moderate Growth ETF Allocation Fund	$716,462	$474,861	$232,312
JNL/Vanguard Growth ETF Allocation Fund	$762,325	$517,610	$276,303

	FUND	December 31, 2020	December 31, 2019	December 31, 2018
	JNL/WCM Focused International Equity Fund	$2,716,553	$2,172,069	$2,219,076
	JNL/Westchester Capital Event Driven Fund	$180,617	$278,062	$228,818
	JNL/WMC Balanced Fund	$7,953,526	$7,707,499	$7,324,752
	JNL/WMC Equity Income Fund	$424,350	$308,419	$151,201
	JNL/WMC Global Real Estate Fund	$1,399,094	$2,013,699	$2,437,537
	JNL/WMC Government Money Market Fund	$2,159,154	$1,306,961	$1,193,945
	JNL/WMC Value Fund	$1,369,229	$1,350,644	$1,489,851
	JNL/Goldman Sachs 4 Fund	$2,519,134	$2,988,092	$3,229,389
	JNL/Goldman Sachs Managed Conservative Fund	$599,763	$621,421	$683,762
	JNL/Goldman Sachs Managed Moderate Fund	$1,381,555	$1,467,970	$1,574,051
	JNL/Goldman Sachs Managed Moderate Growth Fund	$2,574,599	$2,731,840	$2,925,800
	JNL/Goldman Sachs Managed Growth Fund	$2,467,232	$2,546,595	$2,671,496
	JNL/Goldman Sachs Managed Aggressive Growth Fund	$1,123,714	$1,113,126	$1,130,780
	JNL Conservative Allocation Fund	$315,458	$204,473	$153,739
	JNL Moderate Allocation Fund	$978,744	$279,132	$251,193
	JNL Moderate Growth Allocation Fund	$1,872,848	$1,154,654	$1,207,927
	JNL Growth Allocation Fund	$1,117,147	$1,164,799	$1,232,007
	JNL Aggressive Growth Allocation Fund	$708,376	$731,308	$781,523
	JNL Bond Index Fund[4]	N/A	N/A	N/A
	JNL Emerging Markets Index Fund[4]	N/A	N/A	N/A
	JNL International Index Fund[4]	N/A	N/A	N/A
	JNL Mid Cap Index Fund[4]	N/A	N/A	N/A
	JNL Small Cap Index Fund[4]	N/A	N/A	N/A
[1]	The Fund commenced operations on August 13, 2018.
[2]	The Fund commenced operations on June 24, 2019.
[3]	The Fund commenced operations on April 27, 2020.
[4]	The Fund commenced operations on April 26, 2021.

For the fiscal years ended December 31, 2020, December 31, 2019, and December 31, 2018, the fees paid to JNAM by each remaining Fund (after any fee waivers) pursuant to the Administrative Fee Waiver Agreement are listed below. A table outlining any fee waivers that reduced the administrative fee a Fund incurred immediately follows this table.

FUND	December 31, 2020	December 31, 2019	December 31, 2018
JNL/DFA International Core Equity Fund[1]	$30,995	$6,619	N/A
JNL/DFA U.S. Core Equity Fund	$31,369	$31,454	$32,568
JNL/DFA U.S. Small Cap Fund	$2,772	$3,544	N/A
JNL/Mellon DowSM Index Fund	$5,626	$2,082	$315
JNL/Mellon Emerging Markets Index Fund	$3,632	N/A	N/A
JNL/Mellon MSCI KLD 400 Social Index Fund	$1,226	$118	$40
JNL/Mellon World Index Fund	$1,718	$1,125	$407
JNL/Mellon Nasdaq® 100 Index Fund	$25,543	$9,090	$3,462
JNL/Mellon Communication Services Sector Fund	$1,178	$498	$121
JNL/Mellon Consumer Discretionary Sector Fund	$3,715	$2,073	$5,718
JNL/Mellon Consumer Staples Sector Fund	$1,043	$462	$137
JNL/Mellon Energy Sector Fund	$1,647	$1,627	$1,096
JNL/Mellon Financial Sector Fund	$3,380	$2,535	$1,369
JNL/Mellon Healthcare Sector Fund	$8,970	$5,266	$8,901
JNL/Mellon Industrials Sector Fund	$749	$436	$188
JNL/Mellon Information Technology Sector Fund	$18,207	$7,522	$2,324
JNL/Mellon Materials Sector Fund	$407	$225	N/A
JNL/Mellon Real Estate Sector Fund	$2,265	$1,606	$46,771
JNL S&P 500 Index Fund	$52,632	N/A	N/A
JNL/Mellon Utilities Sector Fund	$1,690	$1,167	$176
JNL/RAFI® Fundamental U.S. Small Cap Fund[1]	$846	$868	N/A
JNL/Vanguard Moderate ETF Allocation Fund	$15,911	$10,689	$4,259
JNL/Vanguard Moderate Growth ETF Allocation Fund	$19,439	$14,487	$5,475
JNL/Vanguard Growth ETF Allocation Fund	$28,440	$18,759	$6,902
JNL/WMC Government Money Market Fund	$2,159,154	N/A	N/A
[1] The Fund commenced operations June 24, 2019.

Custodian and Transfer Agent. The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

JPMorgan Chase Bank, N.A (“JPMorgan Bank”), 270 Park Avenue, New York, New York 10017, acts as custodian for the Funds listed below. The custodian is an affiliate of J.P. Morgan Investment Management Inc., which acts as Sub-Adviser to certain Funds. JPMorgan Bank is an indirect subsidiary of JPMorgan Chase & Co. JPMorgan Chase Bank, N.A. is an indirect subsidiary of JPMorgan Chase & Co.

JNL/American Funds Balanced Fund>

JNL/American Funds Bond Fund of America Fund

JNL/American Funds Capital Income Builder Fund

JNL/American Funds Capital World Bond Fund

JNL/American Funds Global Growth Fund

JNL/American Funds Global Small Capitalization Fund

JNL/American Funds Growth Fund

JNL/American Funds Growth-Income Fund

JNL/American Funds International Fund

JNL/American Funds New World Fund

JNL/American Funds Washington Mutual Investors Fund

JNL iShares Tactical Moderate Fund

JNL iShares Tactical Moderate Growth Fund

JNL iShares Tactical Growth Fund

JNL Multi-Manager Small Cap Growth Fund

JNL Multi-Manager Small Cap Value Fund

JNL/American Funds Moderate Growth Allocation Fund

JNL/American Funds Growth Allocation Fund

JNL/AQR Large Cap Defensive Style Fund

JNL/BlackRock Advantage International Fund

JNL/BlackRock Global Allocation Fund

JNL/BlackRock Global Natural Resources Fund

JNL/BlackRock Large Cap Select Growth Fund

JNL/First Sentier Global Infrastructure Fund

JNL/Franklin Templeton Global Multisector Bond Fund

JNL/Franklin Templeton Growth Allocation Fund

JNL/Franklin Templeton Income Fund

JNL/Heitman U.S. Focused Real Estate Fund

JNL/Mellon Emerging Markets Index Fund

JNL/Mellon Equity Income Fund

JNL/Mellon MSCI KLD 400 Social Index Fund

JNL/Mellon S&P 500 Index Fund

JNL/Mellon S&P 400 MidCap Index Fund

JNL/Mellon Small Cap Index Fund

JNL/Mellon International Index Fund

JNL/Mellon Bond Index Fund

JNL/Mellon U.S. Stock Market Index Fund

JNL/Mellon DowSM Index Fund

JNL/Mellon Communication Services Sector Fund

JNL/Mellon Consumer Discretionary Sector Fund

JNL/Mellon Consumer Staples Sector Fund

JNL/Mellon Energy Sector Fund

JNL/Mellon Financial Sector Fund

JNL/Mellon Healthcare Sector Fund

JNL/Mellon Industrials Sector Fund

JNL/Mellon Information Technology Sector Fund

JNL/Mellon Materials Sector Fund

JNL/Mellon Real Estate Sector Fund

JNL S&P 500 Index Fund

JNL/Mellon Utilities Sector Fund

JNL/Morningstar PitchBook Listed Private Equity Index Fund

JNL/Morningstar Wide Moat Index Fund

JNL/PIMCO Income Fund

JNL/PIMCO Investment Grade Credit Bond Fund

JNL/PIMCO Real Return Fund

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/Vanguard Growth ETF Allocation Fund

JNL/WCM Focused International Equity Fund

JNL/WMC Balanced Fund

JNL/WMC Equity Income Fund

JNL/WMC Global Real Estate Fund

JNL/WMC Government Money Market Fund

JNL/WMC Value Fund

JNL/Goldman Sachs 4 Fund

JNL/Goldman Sachs Managed Conservative Fund

JNL/Goldman Sachs Managed Moderate Fund

JNL/Goldman Sachs Managed Moderate Growth Fund

JNL/Goldman Sachs Managed Growth Fund

JNL/Goldman Sachs Managed Aggressive Growth Fund

JNL Conservative Allocation Fund

JNL Moderate Allocation Fund

JNL Moderate Growth Allocation Fund

JNL Growth Allocation Fund

JNL Aggressive Growth Allocation Fund

JNL Bond Index Fund

JNL Emerging Markets Index Fund

JNL International Index Fund

JNL Mid Cap Index Fund

JNL Small Cap Index Fund

State Street Bank & Trust Company (“State Street”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, acts as custodian for the following funds:

JNL Multi-Manager Alternative Fund

JNL Multi-Manager Emerging Markets Equity Fund

JNL Multi-Manager International Small Cap Fund

JNL Multi-Manager Mid Cap Fund

JNL/Baillie Gifford International Growth Fund

JNL/Causeway International Select Value Fund

JNL/ClearBridge Large Cap Growth Fund

JNL/DFA International Core Equity Fund

JNL/DFA U.S. Core Equity Fund

JNL/DFA U.S. Small Cap Fund

JNL/DoubleLine® Core Fixed Income Fund

JNL/DoubleLine® Emerging Markets Fixed Income Fund

JNL/DoubleLine® Shiller Enhanced CAPE® Fund

JNL/DoubleLine® Total Return Fund

JNL/Fidelity Institutional Asset Management® Total Bond Fund

JNL/GQG Emerging Markets Equity Fund

JNL/Harris Oakmark Global Equity Fund

JNL/Invesco Diversified Dividend Fund

JNL/Invesco Global Growth Fund

JNL/Invesco International Growth Fund

JNL/Invesco Small Cap Growth Fund

JNL/JPMorgan Global Allocation Fund*

JNL/JPMorgan Hedged Equity Fund

JNL/JPMorgan MidCap Growth Fund

JNL/JPMorgan U.S. Government & Quality Bond Fund

JNL/JPMorgan U.S. Value Fund

JNL/Lazard International Strategic Equity Fund

JNL/Loomis Sayles Global Growth Fund

JNL/Lord Abbett Short Duration Income Fund

JNL/Mellon World Index Fund

JNL/Mellon Nasdaq® 100 Index Fund

JNL/MFS Mid Cap Value Fund

JNL/Neuberger Berman Commodity Strategy Fund

JNL/Neuberger Berman Strategic Income Fund

JNL/PPM America Floating Rate Income Fund

JNL/PPM America High Yield Bond Fund

JNL/PPM America Total Return Fund

JNL/RAFI® Fundamental U.S. Small Cap Fund

JNL/RAFI® Multi-Factor U.S. Equity Fund

JNL/T. Rowe Price Balanced Fund

JNL/T. Rowe Price Capital Appreciation Fund

JNL/T. Rowe Price Established Growth Fund

JNL/T. Rowe Price Mid-Cap Growth Fund

JNL/T. Rowe Price Short-Term Bond Fund

JNL/T. Rowe Price U.S. High Yield Fund

JNL/T. Rowe Price Value Fund

JNL/Westchester Capital Event Driven Fund

* The assets of the JNL/JPMorgan Global Allocation Fund that are sub-advised by JPMorgan are held by State Street. There is also a custody account with JPMorgan Bank for the private investments held by the Fund managed by JNAM.

JNAM provides transfer agent and dividend-paying services to each Fund of the Trust. In providing these services, JNAM assists in the preparation of Fund regulatory reports and reports to the management of the Trust, processes purchase orders and redemption requests, furnishes confirmations and disburses redemption proceeds, acts as income disbursing agent, provides periodic statements of account to shareholders, and prepares and files tax returns, among other things. JNAM is compensated for these services through its advisory fee.

Independent Registered Public Accounting Firm. The Board has appointed KPMG LLP as the Trust’s independent registered public accounting firm. KPMG LLP, 200 E. Randolph Street, Chicago, Illinois 60601, will audit and report on the Trust’s annual financial statements and will perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

The Distributor. Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), 300 Innovation Drive, Franklin, Tennessee 37067, is the statutory underwriter and facilitates the registration and distribution of shares of the Funds on a continuous basis. The Distributor is not obligated to sell any specific amount of shares. JNLD is a wholly owned subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. In February of 2021, Prudential plc announced that it plans to pursue a separation of Jackson Financial Inc. in the second quarter of 2021 through a demerger, whereby shares of Jackson Financial Inc. would be distributed to Prudential plc shareholders.

The Distributor also has the following relationships with the Sub-Advisers and their affiliates. The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (“Contracts”) issued by Jackson and its subsidiary Jackson NY.

American Funds Distributors, Inc. (“AFD”) is the distributor of the AFIS Master Funds’ shares. AFD is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

Distribution Plan. The Board of Trustees of the Trust, including all of the Independent Trustees, has approved an Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”) with respect to the Class A shares of each Fund. In adopting the Plan, the Board of Trustees, including all of the Independent Trustees, concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. All of the Independent Trustees also unanimously approved that the Plan be submitted to shareholders holding Class A shares of each Fund of the Trust. Under the Plan, each Fund’s Class A shares are charged a shareholder services and distribution fee (“12b-1 fee”) at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the Fund.

The Board, including all of the Independent Trustees, also approved an amended and restated distribution agreement between the Trust and JNLD (“Distribution Agreement”). The Distribution Agreement reflects the provisions of the Plan and provides for the payment of the 12b-1 fee with respect to Class A shares of each Fund.

Under the Plan with respect to each applicable Fund, the 12b-1 fee is calculated and accrued daily and paid to JNLD within forty-five (45) days of the end of each month or at such other intervals as the Board determines. The fee is computed at an annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the Fund. To the extent consistent with the Plan and applicable law, JNLD may use the 12b-1 fees to finance certain distribution and related service expenses that are primarily intended to result in the sale of such Class A Shares of the Funds or compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The fee compensates JNLD and its affiliates for providing distribution and other services and paying certain distribution and other service expenses. The activities covered under the Plan include, but are not limited to, the following:

•	Developing, preparing, printing, and mailing of Fund sales literature and other promotional material describing and/or relating to the Funds, including materials intended for use by Jackson National Life Insurance Company and its affiliates, or for broker-dealer only use or retail use;
•	Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of Fund shares;
•	Paying compensation to and expenses, including overhead, of employees of JNLD that engage in the distribution of variable insurance products that offer the Funds (“Insurance Contracts”);
•	Paying compensation to broker-dealers or other financial intermediaries that engage in the distribution of Insurance Contracts, including, but not limited to, certain commissions, servicing fees and marketing fees;
•	Providing services, related to the Funds, to Insurance Contract owners; such services will include, but not be limited to, assisting the Funds with proxy solicitations, obtaining information, answering questions, providing explanations to Insurance Contract owners regarding the Funds’ investment objectives and policies and other information about the Funds, including the performance of the Funds, and developing and providing electronic capabilities or information technology platforms to assist in providing any of the foregoing services to Insurance Contract owners;
•	Printing and mailing of Fund prospectuses, statements of additional information, supplements, and annual and semiannual reports for prospective owners of Insurance Contracts;
•	Training sales personnel regarding sales of Insurance Contracts on matters related to the Funds;
•	Compensating sales personnel in connection with the allocation of cash values and premiums of the Insurance Contracts to the Funds;
•	Providing periodic reports to the Funds and regarding the Funds to third-party reporting services;
•	Reconciling and balancing separate account investments in the Funds;

•	Reconciling and providing notice to the Funds of net cash flow and cash requirements for net redemption orders;
•	Confirming transactions; and
•	Financing other activities that the Board determines are primarily intended to result, directly or indirectly, in the servicing or sale of Fund shares.

The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the Independent Trustees; (2) that the Distributor must provide the Board with a quarterly written report of payments made under the Plan and the purpose of the payments; and (3) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees, or a majority of the outstanding voting securities of the Trust entitled to vote. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees.

The Board has approved the suspension or reduction of 12b-1 fee payments for the JNL/WMC Government Money Market Fund as needed in order to maintain a yield for Class A shares of at least 0%.

For the fiscal year ended December 31, 2020, the 12b-1 fees paid by the Funds with respect to the Class A shares were as follows:

Fund	December 31, 2020
JNL/American Funds Balanced Fund	$5,017,248
JNL/American Funds Bond Fund of America Fund[2]	N/A
JNL/American Funds Capital Income Builder Fund	$427,286
JNL/American Funds Capital World Bond Fund	$1,428,074
JNL/American Funds Global Growth Fund	$1,636,549
JNL/American Funds Global Small Capitalization Fund	$2,098,325
JNL/American Funds Growth Fund	$5,545,001
JNL/American Funds Growth-Income Fund	$22,449,372
JNL/American Funds International Fund	$5,032,256
JNL/American Funds New World Fund	$4,117,116
JNL/American Funds® Washington Mutual Investors Fund	$8,916,070
JNL Multi-Manager Alternative Fund	$412,150
JNL Multi-Manager Emerging Markets Equity Fund	$2,119,883
JNL Multi-Manager International Small Cap Fund	$11,068
JNL Multi-Manager Mid Cap Fund	$632,053
JNL Multi-Manager Small Cap Growth Fund	$6,256,798
JNL Multi-Manager Small Cap Value Fund	$1,833,551
JNL iShares Tactical Moderate Fund	$488,968
JNL iShares Tactical Moderate Growth Fund	$852,329
JNL iShares Tactical Growth Fund	$738,402
JNL/American Funds Moderate Growth Allocation Fund	$7,314,446
JNL/American Funds Growth Allocation Fund	$8,638,253
JNL/AQR Large Cap Defensive Style Fund	$132,264
JNL/Baillie Gifford International Growth Fund	$2,343,243
JNL/Baillie Gifford U.S. Equity Growth Fund[2]	N/A
JNL/BlackRock Advantage International Fund	$22,794
JNL/BlackRock Global Allocation Fund	$10,230,178
JNL/BlackRock Global Natural Resources Fund	$1,730,905
JNL/BlackRock Large Cap Select Growth Fund	$10,560,923
JNL/Causeway International Value Select Fund	$1,263,433
JNL/ClearBridge Large Cap Growth Fund	$1,123,532
JNL/DFA International Core Equity Fund	$61,798
JNL/DFA U.S. Core Equity Fund	$3,293,760
JNL/DFA U.S. Small Cap Fund	$451,417
JNL/DoubleLine® Core Fixed Income Fund	$8,074,503
JNL/DoubleLine® Emerging Markets Fixed Income Fund	$348,640

Fund	December 31, 2020
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	$4,103,933
JNL/DoubleLine® Total Return Fund	$3,262,409
JNL/Fidelity Institutional Asset Management® Total Bond Fund	$2,840,449
JNL/First Sentier Global Infrastructure Fund	$1,943,120
JNL/Franklin Templeton Global Multisector Bond Fund	$1,705,668
JNL/Franklin Templeton Growth Allocation Fund	$3,298,879
JNL/Franklin Templeton Income Fund	$4,878,015
JNL/GQG Emerging Markets Equity Fund	$356,658
JNL/Harris Oakmark Global Equity Fund	$1,102,416
JNL/Heitman U.S. Focused Real Estate Fund	$92,320
JNL/Invesco Diversified Dividend Fund	$310,630
JNL/Invesco Global Growth Fund	$5,062,564
JNL/Invesco International Growth Fund	$2,471,100
JNL/Invesco Small Cap Growth Fund	$5,495,180
JNL/JPMorgan Global Allocation Fund	$2,818,475
JNL/JPMorgan Hedged Equity Fund	$656,352
JNL/JPMorgan MidCap Growth Fund	$7,409,294
JNL/JPMorgan U.S. Government & Quality Bond Fund	$4,514,668
JNL/JPMorgan U.S. Value Fund	$1,838,090
JNL/Lazard International Strategic Equity Fund	$210,902
JNL/Loomis Sayles Global Growth Fund	$842,280
JNL/Lord Abbett Short Duration Income Fund[1]	$186,028
JNL/Mellon DowSM Index Fund	$3,026,794
JNL/Mellon Emerging Markets Index Fund	$3,013,185
JNL/Mellon Equity Income Fund	$576,613
JNL/Mellon MSCI KLD 400 Social Index Fund	$276,806
JNL/Mellon World Index Fund	$987,144
JNL/Mellon Nasdaq® 100 Index Fund	$12,996,382
JNL/Mellon S&P 500 Index Fund	$26,749,584
JNL/Mellon S&P 400 MidCap Index Fund	$7,934,962
JNL/Mellon Small Cap Index Fund	$5,829,724
JNL/Mellon International Index Fund	$3,931,458
JNL/Mellon Bond Index Fund	$3,218,286
JNL/Mellon U.S. Stock Market Index Fund	$1,916,620
JNL/Mellon Communication Services Sector Fund	$561,223
JNL/Mellon Consumer Discretionary Sector Fund	$4,089,467
JNL/Mellon Consumer Staples Sector Fund	$587,213
JNL/Mellon Energy Sector Fund	$2,366,464
JNL/Mellon Financial Sector Fund	$3,073,179
JNL/Mellon Healthcare Sector Fund	$10,014,291
JNL/Mellon Industrials Sector Fund	$210,677
JNL/Mellon Information Technology Sector Fund	$11,890,229
JNL/Mellon Materials Sector Fund	$112,280
JNL/Mellon Real Estate Sector Fund	$338,675
JNL S&P 500 Index Fund	N/A
JNL/Mellon Utilities Sector Fund	$925,030
JNL/MFS Mid Cap Value Fund	$3,977,872
JNL/Morningstar PitchBook Listed Private Equity Index Fund[2]	N/A
JNL/Morningstar Wide Moat Index Fund	$584,694
JNL/Neuberger Berman Commodity Strategy Fund	$36,249
JNL/Neuberger Berman Strategic Income Fund	$1,879,968
JNL/PIMCO Income Fund	$2,190,555
JNL/PIMCO Investment Grade Credit Bond Fund	$1,777,388
JNL/PIMCO Real Return Fund	$3,278,239
JNL/PPM America Floating Rate Income Fund	$3,452,626
JNL/PPM America High Yield Bond Fund	$4,198,412
JNL/PPM America Total Return Fund	$1,860,938
JNL/RAFI® Fundamental U.S. Small Cap Fund	$1,045,757

	Fund	December 31, 2020
	JNL/RAFI® Multi-Factor U.S. Equity Fund	$7,158,319
	JNL/T. Rowe Price Balanced Fund	$1,362,231
	JNL/T. Rowe Price Capital Appreciation Fund	$19,968,664
	JNL/T. Rowe Price Established Growth Fund	$23,866,092
	JNL/T. Rowe Price Mid-Cap Growth Fund	$16,709,312
	JNL/T. Rowe Price Short-Term Bond Fund	$4,051,717
	JNL/T. Rowe Price U.S. High Yield Fund	$389,465
	JNL/T. Rowe Price Value Fund	$5,823,320
	JNL/Vanguard Moderate ETF Allocation Fund	$1,097,490
	JNL/Vanguard Moderate Growth ETF Allocation Fund	$1,384,308
	JNL/Vanguard Growth ETF Allocation Fund	$1,453,531
	JNL/WCM Focused International Equity Fund	$903,852
	JNL/Westchester Capital Event Driven Fund	$123,892
	JNL/WMC Balanced Fund	$25,382,307
	JNL/WMC Equity Income Fund	$1,236,708
	JNL/WMC Global Real Estate Fund	$2,785,924
	JNL/WMC Government Money Market Fund	$6,365,793
	JNL/WMC Value Fund	$2,077,387
	JNL/Goldman Sachs 4 Fund	$15,754,519
	JNL/Goldman Sachs Managed Conservative Fund	$3,593,059
	JNL/Goldman Sachs Managed Moderate Fund	$8,277,470
	JNL/Goldman Sachs Managed Moderate Growth Fund	$16,146,594
	JNL/Goldman Sachs Managed Growth Fund	$15,418,141
	JNL/Goldman Sachs Managed Aggressive Growth Fund	$6,708,662
	JNL Conservative Allocation Fund	$1,878,661
	JNL Moderate Allocation Fund	$5,842,122
	JNL Moderate Growth Allocation Fund	$11,555,687
	JNL Growth Allocation Fund	$6,666,703
	JNL Aggressive Growth Allocation Fund	$4,226,129
	JNL Bond Index Fund[2]	N/A
	JNL Emerging Markets Index Fund[2]	N/A
	JNL International Index Fund[2]	N/A
	JNL Mid Cap Index Fund[2]	N/A
	JNL Small Cap Index Fund[2]	N/A
[1]	The Fund commenced operations April 27, 2020.
[2]	The Fund will commence operations April 26, 2021.

Distribution Plan of the Master Funds.

Each AFIS Master Fund does not charge a 12b-1 fee for the Class 1 shares into which the JNL/American Funds Feeder Funds invest. For additional information regarding the distribution of the AFIS Master Funds, please see the AFIS Master Fund’s SAI, which is delivered together with this SAI.

The JNL/Mellon Master Funds do not charge a 12b-1 fee on the shares in which the JNL/Mellon Feeder Funds invest.

Fund Transactions and Brokerage. Because the Feeder Funds invest their assets in the Master Funds, JNAM does not currently execute portfolio transactions on behalf of the Feeder Funds. However, if JNAM or a Sub-Adviser begins to provide portfolio management services to a Feeder Fund, JNAM or the Sub-Adviser would execute portfolio transactions for the Feeder Fund pursuant to the policies and procedures described below. Because the Feeder Funds do not invest directly in portfolio securities, the Feeder Funds do not pay any brokerage commissions. For information about the brokerage commissions paid by each Master Fund for the last three fiscal years ended December 31, see the applicable Master Funds' SAI, which was provided with this SAI and is available upon request.

Pursuant to the Investment Sub-Advisory Agreements, the Sub-Advisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. Except as provided under the Trust's Directed Brokerage Guidelines, which are described below, the Sub-Advisers may place portfolio securities orders with broker-dealers selected in their discretion. The Sub-Advisers are obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results in commission rates and prices paid for securities for the Trust (“best execution”), and each Sub-Adviser has adopted policies and procedures intended to assist it in fulfilling that obligation. In doing so, a Fund may pay higher commission rates than the lowest available when a Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities, OTC equities, and certain derivative instruments) and/or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds’ transactions. Bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the Sub-Adviser may deal directly with dealers who make a market in the securities. Such dealers usually act as principals for their own account. Securities may also be purchased from various market centers.

In selecting broker-dealers through which to effect transactions, each applicable Sub-Adviser considers a number of factors described in its policy and procedures. The Sub-Advisers’ policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission (if any) the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. The Sub-Adviser’s selection of a broker-dealer based on one or more of these factors, either in terms of a particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the Sub-Adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Under the terms of the Investment Sub-Advisory Agreements, and subject to best execution, the Sub-Advisers also expressly are permitted to consider the value and quality of any “brokerage and research services” (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended, and typically referred to as “soft dollars”), including securities research, or statistical, quotation, or valuation services provided to the Sub-Adviser by the broker-dealer. In placing a purchase or sale order, a Sub-Adviser may use a broker-dealer whose commission for effecting the transaction is higher than that another broker-dealer might have charged for the same transaction, if the Sub-Adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the Sub-Adviser. Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. A Sub-Adviser may use research services provided by broker-dealers through which the Sub-Adviser effects Fund transactions in serving any or all of its accounts, and the Sub-Adviser may not use all such services in connection with its’ services to the Trust.

Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a Sub-Adviser in addition to selling the securities to the Fund or other advisory clients of the Sub-Adviser.

During the fiscal year ended December 31, 2020, the following Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which may have provided research services to the Funds' Sub-Advisers:

FUND	Estimated Gross Dollar Value of Purchases/Sales Directed to Broker/Dealers Providing Research And Brokerage Services As Defined by Section 28(E) Of The Securities Exchange Act of 1934	Estimated Commissions on Purchases/Sales Directed to Broker/Dealers Providing Research and Brokerage Services as Defined by Section 28(E) Of The Securities Exchange Act of 1934.
JNL Multi-Manager Alternative Fund	$828,224,504	$696,987
JNL Multi-Manager Emerging Markets Equity Fund	$842,266,944	$1,458,452
JNL Multi-Manager International Small Cap Fund	$258,353,584	$399,836
JNL Multi-Manager Mid Cap Fund	$441,451,064	$230,564
JNL Multi-Manager Small Cap Growth Fund	$2,914,659,004	$2,088,630
JNL Multi-Manager Small Cap Value Fund	$455,673,611	$552,490
JNL/BlackRock Advantage International Fund	$247,023	$202
JNL/BlackRock Global Allocation Fund	$1,339,745,035	$499,989
JNL/BlackRock Global Natural Resources Fund	$257,293,990	$244,561
JNL/BlackRock Large Cap Select Growth Fund	$2,484,576,632	$533,617
JNL/Causeway International Value Select Fund	$798,605,544	$793,397
JNL/ClearBridge Large Cap Growth Fund	$152,643,848	$67,322
JNL/DFA International Core Equity Fund	$300,733	$400
JNL/DFA U.S. Core Equity Fund	$491,291	$191
JNL/DFA U.S. Small Cap Fund	$292,279	$259
JNL/DoubleLine® Core Fixed Income Fund	$21,896	$39
JNL/Fidelity Institutional Asset Management® Total Bond Fund	$72,838	$70
JNL/First Sentier Global Infrastructure Fund	$502,559,905	$205,680
JNL/Franklin Templeton Growth Allocation Fund	$422,890,112	$200,112
JNL/Franklin Templeton Income Fund	$418,934,221	$293,709
JNL/GQG Emerging Markets Equity Fund	$623,834,028	$631,188
JNL/Harris Oakmark Global Equity Fund	$24,163,296	$14,529
JNL/Heitman U.S. Focused Real Estate Fund	$517,376,386	$492,959
JNL/Invesco Diversified Dividend Fund	$217,892,665	$99,728
JNL/Invesco Global Growth Fund	$522,079,326	$325,425
JNL/Invesco International Growth Fund	$744,035,493	$1,334,529
JNL/Invesco Small Cap Growth Fund	$1,899,788,634	$888,276
JNL/JPMorgan Global Allocation Fund	$97,236,400	$39,488
JNL/JPMorgan Hedged Equity Fund	$42,503,878	$19,723
JNL/JPMorgan MidCap Growth Fund	$1,320,641,382	$380,252
JNL/JPMorgan U.S. Value Fund	$124,115,788	$97,461
JNL/Lazard International Strategic Equity Fund	$71,337,028	$89,035
JNL/Loomis Sayles Global Growth Fund	$290,077,103	$166,673
JNL/Mellon Emerging Markets Index Fund	$12,109,545	$18,551
JNL/Mellon Equity Income Fund	$145,948,846	$91,837
JNL/Mellon World Index Fund	$1,046	$1
JNL/Mellon International Index Fund	$63,718	$51
JNL/MFS Mid Cap Value Fund	$272,319,402	$285,944
JNL/Neuberger Berman Strategic Income Fund	$28,897,953	$10,567
JNL/PIMCO Income Fund	$4,215	$134
JNL/PPM America Floating Rate Income Fund	$34,938,024	$21,629
JNL/T. Rowe Price Balanced Fund	$120,890,264	$52,506
JNL/T. Rowe Price Capital Appreciation Fund	$1,960,340,410	$826,326
JNL/T. Rowe Price Established Growth Fund	$2,224,977,217	$818,484
JNL/T. Rowe Price Mid-Cap Growth Fund	$1,945,423,617	$818,148
JNL/T. Rowe Price U.S. High Yield Fund	$104,799,384	$52,268
JNL/T. Rowe Price Value Fund	$4,048,947,065	$1,638,186
JNL/WCM Focused International Equity Fund	$992,011,364	$963,925
JNL/Westchester Capital Event Driven Fund	$507,333,114	$435,695
JNL/WMC Balanced Fund	$1,691,158,427	$993,098
JNL/WMC Global Real Estate Fund	$787,836,973	$748,412
JNL/WMC Value Fund	$446,902,043	$329,007

The estimates above are based upon custody data provided to Capital Institutional Services, Inc., a third-party transaction cost analysis provider, using the following methodology: Total Commissions minus transactions executed at discounted rates and/or directed to the funds’ commission recapture program equals total research commissions. U.S. dollar (“USD”) transactions executed at commission rates below $0.02 per share, non-USD developed market transactions executed at 8 basis points and below, and non-USD emerging market transactions executed at 12 basis points and below are considered to be executed at discounted rates. For example, Commission paid on USD transactions at rates at or above $0.02 per share and not directed for commission recapture are assumed to be paid to brokers that provide research and brokerage services within the scope of Section 28(e) of the Securities and Exchange Act of 1934. Commissions paid on fixed price offerings and transactions in futures and options are not included in this analysis.

Pursuant to the Trust’s Directed Brokerage Guidelines, the Trust is authorized to enter into agreements or arrangements pursuant to which the Trust may direct JNAM, in its capacity as the Trust’s investment adviser, and each of the Sub-Advisers retained by JNAM (and approved by the Trust) to manage certain of the Funds (each a “Sub-Adviser”), acting as agents for the Trust or its Funds to execute orders for the purchase or sale of portfolio securities with broker-dealers that have agreed to direct a portion of the brokerage commissions paid by the Funds back to the Funds.

In addition, in selecting broker-dealers to execute orders for the purchase or sale of portfolio securities for a Fund, JNAM and the Sub-Advisers, may not take into account the broker-dealers’ promotion or sale of variable contracts that invest in Fund shares. The Trust, JNAM, the Sub-Advisers and JNLD, the principal underwriter for the Trust, may not enter into any agreement (whether oral or written) or other understanding under which the Trust directs or is expected to direct to a broker-dealer, in consideration for the promotion or sale of shares issued by the Trust or any other registered investment company, portfolio securities transactions, or any remuneration, including but not limited to any commission, mark-up, mark-down, or other fee (or portion thereof) received or to be received from the Trust’s portfolio transactions effected through any other broker-dealer.

From time to time, the Board will review whether the Sub-Adviser’s use of the recapture program for the benefit of the Funds, and the portion of the compensation paid by the Fund on the portfolio transactions is legally permissible and advisable. The Board intends to continue to review whether recapture opportunities are legally permissible and, if so, to determine in the exercise of its business judgment whether it would be advisable for the Funds to participate, or continue to participate, in the commission recapture program.

Subject to Rule 17e-1 under the 1940 Act, portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Trust, the Adviser, or a Sub-Adviser, if, in the Sub-Adviser’s judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions. The Board has adopted procedures and such transactions are reported to the Board on a regular basis.

Subject to compliance with Rule 10f-3 under the 1940 Act, Sub-Advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the Sub-Adviser is a member. The Board has adopted procedures and all such transactions are reported to the Board on a regular basis.

Subject to compliance with Rule 17a-7 under the 1940 Act, Sub-Advisers are permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the Sub-Adviser. The Board has adopted procedures and all such transactions are reported to the Board on a regular basis.

There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a Sub-Adviser, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the Adviser or the Sub-Adviser believes that to do so is in the interest of a Fund and the other accounts participating. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

During the past three fiscal years, the following Funds paid the following amounts in brokerage commissions for portfolio transactions:

Fund	December 31, 2020	December 31, 2019	December 31, 2018
JNL/American Funds Balanced Fund	N/A	N/A	N/A
JNL/American Funds Bond Fund of America Fund[4]	N/A	N/A	N/A
JNL/American Funds Capital Income Builder Fund[1]	N/A	N/A	N/A
JNL/American Funds Capital World Bond Fund	N/A	N/A	N/A
JNL/American Funds Global Growth Fund	N/A	N/A	N/A
JNL/American Funds Global Small Capitalization Fund	N/A	N/A	N/A
JNL/American Funds Growth Fund	N/A	N/A	N/A
JNL/American Funds Growth-Income Fund	N/A	N/A	N/A
JNL/American Funds International Fund	N/A	N/A	N/A
JNL/American Funds New World Fund	N/A	N/A	N/A
JNL/American Funds® Washington Mutual Investors Fund	N/A	N/A	N/A
JNL Multi-Manager Alternative Fund	$1,225,476	$979,185	$1,186,373
JNL Multi-Manager Emerging Markets Equity Fund	$2,162,386	$451,292	$395,914
JNL Multi-Manager International Small Cap Fund[1]	$506,068	$321,777	$357,569
JNL Multi-Manager Mid Cap Fund	$578,615	$297,887	$322,957
JNL Multi-Manager Small Cap Growth Fund	$2,372,537	$2,189,845	$2,253,593
JNL Multi-Manager Small Cap Value Fund	$852,622	$1,652,789	$1,856,779
JNL iShares Tactical Moderate Fund	$11,823	$10,216	$7,496
JNL iShares Tactical Moderate Growth Fund	$15,533	$14,527	$13,482
JNL iShares Tactical Growth Fund	$15,182	$12,570	$9,396
JNL/American Funds Moderate Growth Allocation Fund	N/A	N/A	N/A
JNL/American Funds Growth Allocation Fund	N/A	N/A	N/A
JNL/AQR Large Cap Defensive Style Fund[2]	$1,831	$2,188	N/A
JNL/Baillie Gifford International Growth Fund	N/A	N/A	N/A
JNL/Baillie Gifford U.S. Equity Growth Fund[4]	N/A	N/A	N/A
JNL/BlackRock Advantage International Fund[2]	$22,533	$16,455	N/A
JNL/BlackRock Global Allocation Fund	$2,379,271	$1,594,141	$1,153,169
JNL/BlackRock Global Natural Resources Fund	$448,391	$430,768	$416,763
JNL/BlackRock Large Cap Select Growth Fund	$626,297	$555,041	$568,337
JNL/Causeway International Value Select Fund	$1,083,486	$771,585	$904,529
JNL/ClearBridge Large Cap Growth Fund	$116,694	$110,579	$53,204
JNL/DFA International Core Equity Fund[2]	$14,730	$23,495	N/A
JNL/DFA U.S. Core Equity Fund	$27,239	$23,908	$23,865
JNL/DFA U.S. Small Cap Fund	$22,581	$25,171	$20,996
JNL/DoubleLine® Core Fixed Income Fund	$75	N/A	N/A
JNL/DoubleLine® Emerging Markets Fixed Income Fund	N/A	N/A	N/A
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	N/A	N/A	N/A
JNL/DoubleLine® Total Return Fund	N/A	N/A	N/A
JNL/Fidelity Institutional Asset Management® Total Bond Fund	$7,026	$58,777	$89,314
JNL/First Sentier Global Infrastructure Fund	$606,135	$522,895	$2,245,107
JNL/Franklin Templeton Global Multisector Bond Fund	N/A	N/A	N/A
JNL/Franklin Templeton Growth Allocation Fund	$401,891	$244,108	N/A
JNL/Franklin Templeton Income Fund	$391,617	$294,545	$537,889
JNL/GQG Emerging Markets Equity Fund	$919,950	$702,234	$896,342
JNL/Harris Oakmark Global Equity Fund	$168,066	$247,083	$333,112
JNL/Heitman U.S. Focused Real Estate Fund[1]	$622,444	$380,859	$229,251
JNL/Invesco Diversified Dividend Fund	$140,062	$125,269	$81,193
JNL/Invesco Global Growth Fund	$417,952	$420,846	$456,350
JNL/Invesco International Growth Fund	$1,531,342	$1,042,482	$1,593,372
JNL/Invesco Small Cap Growth Fund	$918,819	$690,346	$459,059

Fund	December 31, 2020	December 31, 2019	December 31, 2018
JNL/JPMorgan Global Allocation Fund	$748,956	$36,098	$11,473
JNL/JPMorgan Hedged Equity Fund[1]	$242,379	$98,211	$20,064
JNL/JPMorgan MidCap Growth Fund	$713,182	$459,817	$522,979
JNL/JPMorgan U.S. Government & Quality Bond Fund	N/A	N/A	N/A
JNL/JPMorgan U.S. Value Fund	$321,755	$140,979	$230,202
JNL/Lazard International Strategic Equity Fund	$213,800	$122,814	$96,146
JNL/Loomis Sayles Global Growth Fund[1]	$245,028	$82,910	$198,453
JNL/Lord Abbett Short Duration Income Fund[3]	$2,728	N/A	N/A
JNL/Mellon DowSM Index Fund	$11,790	$7,291	$9,070
JNL/Mellon Emerging Markets Index Fund	$172,206	$200,116	$218,859
JNL/Mellon Equity Income Fund	$269,618	$167,424	$118,086
JNL/Mellon MSCI KLD 400 Social Index Fund	$3,921	$1,740	$1,154
JNL/Mellon World Index Fund	$5,946	$4,625	$4,957
JNL/Mellon Nasdaq® 100 Index Fund	$48,442	$12,728	$19,641
JNL/Mellon S&P 500 Index Fund	$45,940	$29,142	$49,679
JNL/Mellon S&P 400 MidCap Index Fund	$33,570	$14,528	$14,998
JNL/Mellon Small Cap Index Fund	$79,663	$54,846	$56,567
JNL/Mellon International Index Fund	$43,998	$36,301	$52,199
JNL/Mellon Bond Index Fund	N/A	N/A	N/A
JNL/Mellon U.S. Stock Market Index Fund	N/A	N/A	N/A
JNL/Mellon Communication Services Sector Fund	$6,121	$16,475	$17,592
JNL/Mellon Consumer Discretionary Sector Fund	$18,040	$10,233	$19,134
JNL/Mellon Consumer Staples Sector Fund	$15,110	$8,795	$6,655
JNL/Mellon Energy Sector Fund	$69,569	$26,761	$23,439
JNL/Mellon Financial Sector Fund	$26,211	$18,140	$17,866
JNL/Mellon Healthcare Sector Fund	$31,594	$26,769	$26,867
JNL/Mellon Industrials Sector Fund	$5,689	$6,466	$8,223
JNL/Mellon Information Technology Sector Fund	$41,452	$22,734	$29,300
JNL/Mellon Materials Sector Fund	$6,886	$2,319	$15,567
JNL/Mellon Real Estate Sector Fund	$12,037	$22,083	$28,111
JNL S&P 500 Index Fund	$4,421	$2,731	$2,324
JNL/Mellon Utilities Sector Fund	$16,020	$21,988	$13,876
JNL/MFS Mid Cap Value Fund	$389,576	$267,999	$293,771
JNL/Morningstar PitchBook Listed Private Equity Index Fund[4]	N/A	N/A	N/A
JNL/Morningstar Wide Moat Index Fund[1]	$17,788	$27,318	$27,526
JNL/Neuberger Berman Commodity Strategy Fund	$47,875	$101,609	$101,061
JNL/Neuberger Berman Strategic Income Fund	$41,337	$44,326	$84,669
JNL/PIMCO Income Fund	$28,499	$39,945	$28,762
JNL/PIMCO Investment Grade Credit Bond Fund	$17,539	$8,413	$8,263
JNL/PIMCO Real Return Fund	$119,259	$143,283	$65,096
JNL/PPM America Floating Rate Income Fund	$22,327	$15,865	$3,377
JNL/PPM America High Yield Bond Fund	$18,821	$87,279	$23,461
JNL/PPM America Total Return Fund	$49,778	$31,227	$10,969
JNL/RAFI® Fundamental U.S. Small Cap Fund	$25,462	$464,097	$171,368
JNL/RAFI® Multi-Factor U.S. Equity Fund	$137,120	$1,031,780	$430,703
JNL/T. Rowe Price Balanced Fund	$95,803	$102,478	$198,881
JNL/T. Rowe Price Capital Appreciation Fund	$1,836,439	$641,804	$535,275
JNL/T. Rowe Price Established Growth Fund	$1,365,335	$991,246	$1,559,437
JNL/T. Rowe Price Mid-Cap Growth Fund	$969,838	$940,627	$908,256
JNL/T. Rowe Price Short-Term Bond Fund	$33,861	$37,922	$24,813
JNL/T. Rowe Price U.S. High Yield Fund	$52,285	N/A	N/A

Fund	December 31, 2020	December 31, 2019	December 31, 2018

	JNL/T. Rowe Price Value Fund	$2,397,029	$2,744,016	$3,595,408
	JNL/Vanguard Moderate ETF Allocation Fund	$20,665	$17,684	$13,224
	JNL/Vanguard Moderate Growth ETF Allocation Fund	$22,485	$16,594	$17,427
	JNL/Vanguard Growth ETF Allocation Fund	$19,405	$15,372	$23,131
	JNL/WCM Focused International Equity Fund	$1,009,525	$791,200	$833,755
	JNL/Westchester Capital Event Driven Fund	$974,002	$1,129,204	$855,772
	JNL/WMC Balanced Fund	$1,492,288	$980,150	$1,540,099
	JNL/WMC Equity Income Fund	N/A	N/A	N/A
	JNL/WMC Global Real Estate Fund	$1,542,697	$1,433,747	$1,859,531
	JNL/WMC Government Money Market Fund	N/A	N/A	N/A
	JNL/WMC Value Fund	$438,984	$514,970	$354,635
	JNL/Goldman Sachs 4 Fund	N/A	N/A	N/A
	JNL/Goldman Sachs Managed Conservative Fund	N/A	N/A	N/A
	JNL/Goldman Sachs Managed Moderate Fund	N/A	N/A	N/A
	JNL/Goldman Sachs Managed Moderate Growth Fund	N/A	N/A	N/A
	JNL/Goldman Sachs Managed Growth Fund	N/A	N/A	N/A
	JNL/Goldman Sachs Managed Aggressive Growth Fund	N/A	N/A	N/A
	JNL Conservative Allocation Fund	N/A	N/A	N/A
	JNL Moderate Allocation Fund	N/A	N/A	N/A
	JNL Moderate Growth Allocation Fund	N/A	N/A	N/A
	JNL Growth Allocation Fund	N/A	N/A	N/A
	JNL Aggressive Growth Allocation Fund	N/A	N/A	N/A
	JNL Bond Index Fund[4]	N/A	N/A	N/A
	JNL Emerging Markets Index Fund[4]	N/A	N/A	N/A
	JNL International Index Fund[4]	N/A	N/A	N/A
	JNL Mid Cap Index Fund[4]	N/A	N/A	N/A
	JNL Small Cap Index Fund[4]	N/A	N/A	N/A
[1]	The Fund commenced operations August 13, 2018
[2]	The Fund commenced operations June 24, 2019
[3]	The Fund commenced operations April 27, 2020
[4]	The Fund commenced operations April 26, 2021

Differences in the amount of brokerage commissions paid by a Fund during a Fund’s three most recent fiscal years (as disclosed in the table above) could be the result of (i) active trading strategies employed by the Sub-Adviser when responding to changes in market conditions; (ii) management of cash flows into and out of a Fund as a result of shareholder purchases and redemptions; (iii) rebalancing portfolios to reflect the results of the Sub-Adviser’s portfolio management models; (iv) changes in commission rates in the relevant markets; or (v) a material increase in a Fund’s asset size. Changes in the amount of brokerage commissions paid by a Fund do not reflect material changes in the Fund’s investment objective or strategies.

During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers:

Name of Broker/Dealer	Period Ended December 31, 2020	Period Ended December 31, 2019	Period Ended December 31, 2018
Goldman Sachs & Co.	$41,621	$0	$381
Oppenheimer Funds Distributor, Inc.	4,081	0	0
Pershing, LLC	6,903	77	0
BNY ESI & CO., Inc.	0	448	0
T. Rowe Price Investment Services	625	0	0

The broker-dealer(s) listed above is affiliated with the Funds through a Sub-Adviser.

The percentage of the Fund’s aggregate brokerage commissions paid to affiliated broker-dealers during the fiscal year ended December 31, 2020 is as follows:

Fund	Broker/Dealer	Percentage of Aggregate Commissions	Aggregate Amount of Transactions (unrounded)
JNL/Invesco Small Cap Growth Fund	Oppenheimer Funds Distributor, Inc.	0.44%	4,081
JNL/Mellon Equity Income Fund	Pershing, LLC	2.56%	6,903
JNL/T. Rowe Price Balanced Fund	T. Rowe Price Investment Services	0.65%	625

As of December 31, 2020, the following Funds owned securities of one of each Fund’s regular broker-dealers, or a publicly traded parent company of such broker-dealer:

Fund	Broker-Dealer	Value Of Securities Owned (In Thousands)
JNL S&P 500 Index Fund	Morgan Stanley & Co., Inc.	548
JNL S&P 500 Index Fund	Goldman Sachs & Co.	508
JNL S&P 500 Index Fund	Bank of America Corp.	1,290
JNL S&P 500 Index Fund	J.P. Morgan	2,166
JNL S&P 500 Index Fund	Citigroup Inc.	718
JNL/AQR Large Cap Defensive Style Fund	J.P. Morgan	572
JNL/BlackRock Advantage International Fund	UBS Securities LLC	80
JNL/BlackRock Advantage International Fund	Credit Suisse Group AG	226
JNL/BlackRock Advantage International Fund	HSBC Holdings Plc	230
JNL/BlackRock Advantage International Fund	Deutsche Bank AG	12
JNL/Causeway International Value Select Fund	Credit Suisse Group AG	408
JNL/Causeway International Value Select Fund	Sanford C. Bernstein & Co.	31,836
JNL/Causeway International Value Select Fund	Barclays Capital Inc.	25,913
JNL/DFA International Core Equity Fund	Macquarie Group Ltd.	143
JNL/DFA International Core Equity Fund	UBS Securities LLC	131
JNL/DFA International Core Equity Fund	Societe Generale SA	99
JNL/DFA International Core Equity Fund	Credit Suisse Group AG	130
JNL/DFA International Core Equity Fund	Nomura Holdings Inc.	50
JNL/DFA U.S. Core Equity Fund	Citigroup Inc.	3,127
JNL/DFA U.S. Core Equity Fund	Jefferies & Company, Inc.	477
JNL/DoubleLine Core Fixed Income Fund	J.P. Morgan	22,857
JNL/DoubleLine Core Fixed Income Fund	Citigroup Inc.	32,085
JNL/DoubleLine Core Fixed Income Fund	Bank of America Corp.	10,518
JNL/DoubleLine Core Fixed Income Fund	Goldman Sachs & Co.	49,207
JNL/DoubleLine Core Fixed Income Fund	Barclays Capital Inc.	22,689
JNL/DoubleLine Core Fixed Income Fund	BNP Paribas Securities	4,784
JNL/DoubleLine Core Fixed Income Fund	Nomura Holdings Inc.	326
JNL/DoubleLine Core Fixed Income Fund	Morgan Stanley & Co., Inc.	8,570
JNL/DoubleLine Core Fixed Income Fund	Cantor Fitzgerald, L.P.	2,551
JNL/DoubleLine Shiller Enhanced CAPE Fund	Goldman Sachs & Co.	26,140
JNL/DoubleLine Shiller Enhanced CAPE Fund	Bank of America Corp.	5,813
JNL/DoubleLine Shiller Enhanced CAPE Fund	Credit Suisse Group AG	37,489

Fund	Broker-Dealer	Value Of Securities Owned (In Thousands)
JNL/DoubleLine Shiller Enhanced CAPE Fund	J.P. Morgan	35,949
JNL/DoubleLine Shiller Enhanced CAPE Fund	Citigroup Inc.	48,629
JNL/DoubleLine Shiller Enhanced CAPE Fund	Morgan Stanley & Co., Inc.	11,983
JNL/DoubleLine Total Return Fund	J.P. Morgan	15,670
JNL/DoubleLine Total Return Fund	Morgan Stanley & Co., Inc.	7,848
JNL/DoubleLine Total Return Fund	Citigroup Inc.	9,138
JNL/DoubleLine Total Return Fund	Nomura Holdings Inc.	9,095
JNL/DoubleLine Total Return Fund	Credit Suisse Group AG	31,353
JNL/DoubleLine Total Return Fund	Goldman Sachs & Co.	30,640
JNL/Fidelity Institutional Asset Management Total Bond Fund	Goldman Sachs & Co.	11,899
JNL/Fidelity Institutional Asset Management Total Bond Fund	Morgan Stanley & Co., Inc.	12,150
JNL/Fidelity Institutional Asset Management Total Bond Fund	Wells Fargo Securities, Inc.	7,571
JNL/Fidelity Institutional Asset Management Total Bond Fund	J.P. Morgan	8,149
JNL/Fidelity Institutional Asset Management Total Bond Fund	Bank of America Corp.	10,092
JNL/Fidelity Institutional Asset Management Total Bond Fund	Barclays Capital Inc.	7,375
JNL/Fidelity Institutional Asset Management Total Bond Fund	Citigroup Inc.	8,546
JNL/Franklin Templeton Growth Allocation Fund	Goldman Sachs & Co.	4,928
JNL/Franklin Templeton Growth Allocation Fund	Wells Fargo Securities, Inc.	979
JNL/Franklin Templeton Growth Allocation Fund	Citigroup Inc.	2,818
JNL/Franklin Templeton Growth Allocation Fund	J.P. Morgan	8,895
JNL/Franklin Templeton Growth Allocation Fund	Jefferies & Company, Inc.	30
JNL/Franklin Templeton Growth Allocation Fund	Morgan Stanley & Co., Inc.	4,275
JNL/Franklin Templeton Growth Allocation Fund	Bank of America Corp.	5,536
JNL/Franklin Templeton Growth Allocation Fund	Nomura Holdings Inc.	619
JNL/Franklin Templeton Growth Allocation Fund	Credit Suisse Group AG	4,669
JNL/Franklin Templeton Growth Allocation Fund	Royal Bank Of Canada	1,551
JNL/Franklin Templeton Growth Allocation Fund	Sanford C. Bernstein & Co.	156
JNL/Franklin Templeton Income Fund	Credit Suisse Group AG	37,224
JNL/Franklin Templeton Income Fund	Citigroup Inc.	25,179
JNL/Franklin Templeton Income Fund	Royal Bank Of Canada	28,293
JNL/Franklin Templeton Income Fund	Bank of America Corp.	45,299
JNL/Franklin Templeton Income Fund	Barclays Capital Inc.	18,108
JNL/Franklin Templeton Income Fund	Goldman Sachs & Co.	7,119
JNL/Franklin Templeton Income Fund	Morgan Stanley & Co., Inc.	21,244
JNL/GQG Emerging Markets Equity Fund	Macquarie Group Ltd.	79,474
JNL/Harris Oakmark Global Equity Fund	Citigroup Inc.	13,784
JNL/Harris Oakmark Global Equity Fund	Bank of America Corp.	15,407
JNL/Harris Oakmark Global Equity Fund	Credit Suisse Group AG	40,733
JNL/JPMorgan U.S. Value Fund	Citigroup Inc.	24,213
JNL/JPMorgan U.S. Value Fund	Goldman Sachs & Co.	13,340
JNL/JPMorgan U.S. Value Fund	Morgan Stanley & Co., Inc.	20,239
JNL/JPMorgan U.S. Value Fund	Wells Fargo Securities, Inc.	22,540
JNL/JPMorgan Hedged Equity Fund	Goldman Sachs & Co.	2,602
JNL/JPMorgan Hedged Equity Fund	Morgan Stanley & Co., Inc.	4,475
JNL/JPMorgan Hedged Equity Fund	Bank of America Corp.	2,282
JNL/JPMorgan Hedged Equity Fund	Citigroup Inc.	3,108
JNL/JPMorgan U.S. Government & Quality Bond Fund	Bank of America Corp.	5,336
JNL/JPMorgan U.S. Government & Quality Bond Fund	Morgan Stanley & Co., Inc.	4,678
JNL/JPMorgan U.S. Government & Quality Bond Fund	Goldman Sachs & Co.	25,344
JNL/JPMorgan U.S. Government & Quality Bond Fund	Wells Fargo Securities, Inc.	8,621
JNL/JPMorgan U.S. Government & Quality Bond Fund	Citigroup Inc.	9,571
JNL/JPMorgan U.S. Government & Quality Bond Fund	Nomura Holdings Inc.	1,573
JNL/JPMorgan U.S. Government & Quality Bond Fund	Credit Suisse Group AG	1,143
JNL/Lord Abbett Short Duration Income Fund	Barclays Capital Inc.	217
JNL/Lord Abbett Short Duration Income Fund	Bank of America Corp.	2,874
JNL/Lord Abbett Short Duration Income Fund	Citigroup Inc.	4,877

Fund	Broker-Dealer	Value Of Securities Owned (In Thousands)
JNL/Lord Abbett Short Duration Income Fund	Jefferies & Company, Inc.	274
JNL/Lord Abbett Short Duration Income Fund	Morgan Stanley & Co., Inc.	1,357
JNL/Lord Abbett Short Duration Income Fund	Goldman Sachs & Co.	6,091
JNL/Lord Abbett Short Duration Income Fund	Wells Fargo Securities, Inc.	3,925
JNL/Lord Abbett Short Duration Income Fund	Credit Suisse Group AG	1,152
JNL/Mellon Bond Index Fund	Goldman Sachs & Co.	6,191
JNL/Mellon Bond Index Fund	J.P. Morgan	10,703
JNL/Mellon Bond Index Fund	Nomura Holdings Inc.	213
JNL/Mellon Bond Index Fund	Morgan Stanley & Co., Inc.	5,117
JNL/Mellon Bond Index Fund	BNP Paribas Securities	281
JNL/Mellon Bond Index Fund	Citigroup Inc.	8,735
JNL/Mellon Bond Index Fund	HSBC Holdings Plc	3,285
JNL/Mellon Bond Index Fund	Wells Fargo Securities, Inc.	5,960
JNL/Mellon Bond Index Fund	Bank of America Corp.	9,545
JNL/Mellon Dow Index Fund	Goldman Sachs & Co.	66,508
JNL/Mellon Dow Index Fund	J.P. Morgan	32,047
JNL/Mellon Emerging Markets Index Fund	Societe Generale SA	292
JNL/Mellon Emerging Markets Index Fund	Samsung Securities (America), Inc.	346
JNL/Mellon Emerging Markets Index Fund	CLSA Ltd.	1,002
JNL/Mellon Financial Sector Fund	Goldman Sachs & Co.	24,041
JNL/Mellon Financial Sector Fund	Morgan Stanley & Co., Inc.	25,910
JNL/Mellon Financial Sector Fund	State Street Corp.	7,172
JNL/Mellon Financial Sector Fund	Citigroup Inc.	35,809
JNL/Mellon Financial Sector Fund	J.P. Morgan	108,055
JNL/Mellon Financial Sector Fund	Sanford C. Bernstein & Co.	2,888
JNL/Mellon International Index Fund	UBS Securities LLC	5,709
JNL/Mellon International Index Fund	Credit Suisse Group AG	3,495
JNL/Mellon International Index Fund	Societe Generale SA	1,827
JNL/Mellon International Index Fund	HSBC Holdings Plc	12,900
JNL/Mellon International Index Fund	Macquarie Group Ltd.	3,950
JNL/Mellon International Index Fund	UniCredit S.p.A.	3,262
JNL/Mellon International Index Fund	Mizuho Securities Co. Ltd.	3,322
JNL/Mellon MSCI KLD 400 Social Index Fund	Sanford C. Bernstein & Co.	83
JNL/Mellon World Index Fund	Goldman Sachs & Co.	610
JNL/Mellon World Index Fund	UBS Securities LLC	380
JNL/Mellon World Index Fund	Citigroup Inc.	910
JNL/Mellon World Index Fund	Morgan Stanley & Co., Inc.	658
JNL/Mellon World Index Fund	Societe Generale SA	126
JNL/Mellon World Index Fund	Credit Suisse Group AG	233
JNL/Mellon World Index Fund	Royal Bank Of Canada	829
JNL/Mellon World Index Fund	State Street Corp.	183
JNL/Mellon World Index Fund	Mizuho Securities Co. Ltd.	223
JNL/Mellon World Index Fund	HSBC Holdings Plc	838
JNL/Mellon World Index Fund	J.P. Morgan	2,750
JNL/Mellon World Index Fund	Barclays Capital Inc.	248
JNL/Mellon S&P 500 Index Fund	Morgan Stanley & Co., Inc.	32,588
JNL/Mellon S&P 500 Index Fund	Goldman Sachs & Co.	30,187
JNL/Mellon S&P 500 Index Fund	J.P. Morgan	128,869
JNL/Mellon S&P 500 Index Fund	Bank of America Corp.	76,770
JNL/Mellon Small Cap Index Fund	Piper Jaffray Cos.	4,157
JNL/MFS Mid Cap Value Fund	State Street Corp.	10,060
JNL/PIMCO Income Fund	Credit Suisse Group AG	3,343
JNL/PIMCO Income Fund	Citigroup Inc.	17,128
JNL/PIMCO Income Fund	Goldman Sachs & Co.	18,585
JNL/PIMCO Income Fund	Barclays Capital Inc.	34,950

Fund	Broker-Dealer	Value Of Securities Owned (In Thousands)
JNL/PIMCO Income Fund	J.P. Morgan	11,328
JNL/PIMCO Income Fund	Bank of America Corp.	5,494
JNL/PIMCO Income Fund	UBS Securities LLC	3,465
JNL/PIMCO Income Fund	Societe Generale SA	2,697
JNL/PIMCO Real Return Fund	Goldman Sachs & Co.	860
JNL/PIMCO Real Return Fund	Barclays Capital Inc.	2,235
JNL/PIMCO Real Return Fund	Morgan Stanley & Co., Inc.	2,983
JNL/PIMCO Real Return Fund	Bank of America Corp.	1,464
JNL/PIMCO Real Return Fund	Credit Suisse Group AG	4,650
JNL/PIMCO Real Return Fund	Citigroup Inc.	9,354
JNL/PIMCO Real Return Fund	Wells Fargo Securities, Inc.	759
JNL/PIMCO Real Return Fund	Deutsche Bank AG	7,177
JNL/PPM America Floating Rate Income Fund	Morgan Stanley & Co., Inc.	2,145
JNL/PPM America Floating Rate Income Fund	Virtu Financial Inc.	3,649
JNL/PPM America High Yield Bond Fund	J.P. Morgan	5,654
JNL/PPM America High Yield Bond Fund	Citigroup Inc.	6,029
JNL/PPM America High Yield Bond Fund	Credit Suisse Group AG	11,009
JNL/PPM America High Yield Bond Fund	Morgan Stanley & Co., Inc.	2,964
JNL/PPM America Total Return Fund	Wells Fargo Securities, Inc.	18,451
JNL/PPM America Total Return Fund	J.P. Morgan	29,568
JNL/PPM America Total Return Fund	Citigroup Inc.	21,357
JNL/PPM America Total Return Fund	Goldman Sachs & Co.	19,212
JNL/PPM America Total Return Fund	Bank of America Corp.	45,417
JNL/PPM America Total Return Fund	Barclays Capital Inc.	4,815
JNL/PPM America Total Return Fund	Morgan Stanley & Co., Inc.	15,035
JNL/PPM America Total Return Fund	Credit Suisse Group AG	20,415
JNL/PPM America Total Return Fund	Royal Bank Of Scotland	13,477
JNL/RAFI Multi-Factor U.S. Equity Fund	Goldman Sachs & Co.	5,064
JNL/T. Rowe Price Balanced Fund	T. Rowe Price Investment Services, Inc.	20,165
JNL/T. Rowe Price Balanced Fund	Morgan Stanley & Co., Inc.	4,721
JNL/T. Rowe Price Balanced Fund	Goldman Sachs & Co.	2,660
JNL/T. Rowe Price Balanced Fund	Wells Fargo Securities, Inc.	2,336
JNL/T. Rowe Price Balanced Fund	Bank of America Corp.	2,937
JNL/T. Rowe Price Balanced Fund	Citigroup Inc.	1,349
JNL/T. Rowe Price Balanced Fund	J.P. Morgan	3,025
JNL/T. Rowe Price Balanced Fund	Barclays Capital Inc.	269
JNL/T. Rowe Price Balanced Fund	Credit Suisse Group AG	287
JNL/T. Rowe Price Balanced Fund	UBS Securities LLC	429
JNL/T. Rowe Price Balanced Fund	Royal Bank Of Canada	211
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Investment Services, Inc.	1,433,688
JNL/T. Rowe Price Capital Appreciation Fund	Bank of America Corp.	195,229
JNL/T. Rowe Price Established Growth Fund	T. Rowe Price Investment Services, Inc.	37,577
JNL/T. Rowe Price Mid-Cap Growth Fund	T. Rowe Price Investment Services, Inc.	189,751
JNL/T. Rowe Price Mid-Cap Growth Fund	Raymond James Financial Inc.	21,047
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Investment Services, Inc.	25,325
JNL/T. Rowe Price Short-Term Bond Fund	J.P. Morgan	15,411
JNL/T. Rowe Price Short-Term Bond Fund	Citigroup Inc.	12,440
JNL/T. Rowe Price Short-Term Bond Fund	Morgan Stanley & Co., Inc.	7,518
JNL/T. Rowe Price Short-Term Bond Fund	Barclays Capital Inc.	1,312
JNL/T. Rowe Price Short-Term Bond Fund	Bank of America Corp.	8,091
JNL/T. Rowe Price Short-Term Bond Fund	Goldman Sachs & Co.	12,054
JNL/T. Rowe Price Short-Term Bond Fund	Societe Generale SA	333
JNL/T. Rowe Price Short-Term Bond Fund	Credit Suisse Group AG	11,956
JNL/T. Rowe Price U.S. High Yield Fund	T. Rowe Price Investment Services, Inc.	26,519
JNL/T. Rowe Price Value Fund	T. Rowe Price Investment Services, Inc.	9,047
JNL/T. Rowe Price Value Fund	Goldman Sachs & Co.	40,259
JNL/T. Rowe Price Value Fund	Bank of America Corp.	74,794
JNL/T. Rowe Price Value Fund	Wells Fargo Securities, Inc.	35,083
JNL/T. Rowe Price Value Fund	Morgan Stanley & Co., Inc.	209,920
JNL/T. Rowe Price Value Fund	J.P. Morgan	76,155
JNL/Westchester Capital Event Driven Fund	Goldman Sachs & Co.	850
JNL/WMC Balanced Fund	Goldman Sachs & Co.	20,954
JNL/WMC Balanced Fund	Morgan Stanley & Co., Inc.	54,885
JNL/WMC Balanced Fund	Bank of America Corp.	138,298
JNL/WMC Balanced Fund	Citigroup Inc.	2,019
JNL/WMC Balanced Fund	Credit Suisse Group AG	24,280
JNL/WMC Balanced Fund	Barclays Capital Inc.	19,626
JNL/WMC Balanced Fund	HSBC Holdings Plc	2,773
JNL/WMC Balanced Fund	J.P. Morgan	209,093
JNL/WMC Balanced Fund	Societe Generale SA	3,069
JNL/WMC Balanced Fund	UBS Securities LLC	3,526
JNL/WMC Value Fund	Bank of America Corp.	42,318
JNL/WMC Value Fund	J.P. Morgan	57,903

Code of Ethics. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Trust, the Adviser, the Sub-Advisers, the Funds and JNLD have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended. These Codes of Ethics contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds of the Trust. The Trust’s and the Adviser’s Codes of Ethics comply, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes of Ethics, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

Proxy Voting for Securities held by the Funds.

This section applies to all Funds except Feeder Funds that are investing in a master-feeder arrangement. For proxy voting policies and procedures applicable to Feeder Funds investing in a master-feeder arrangement, please see the section below entitled, "Proxy Voting Policies and Procedures for Feeder Funds."

The Board has approved the proxy voting policy and procedures (“Policy”) of the Funds' Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, where applicable. The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote. In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their Procedures. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures for Feeder Funds.

When a Fund is a Feeder Fund in a master/feeder structure, it will either (1) pass votes requested by the applicable Master Fund to its shareholders and seek instructions from its own shareholders with regard to the voting of all proxies with respect to such security and vote such proxies only in accordance with such instruction, or (2) vote the shares held by it in the same proportion as the vote of all other holders of such security. However, the procedures described above (under the heading “Proxy Voting for Securities held by the Funds”) apply if a Fund is removed from the master/feeder structure.

Proxies for the portfolio securities of the AFIS Master Funds will be voted pursuant to the AFIS Master Funds’ proxy voting policies and procedures, which are described in the applicable AFIS Master Funds’ SAI or, with respect to the JNL/Mellon Master Funds, above under the heading "Proxy Voting for Securities held by the Funds."

DISCLOSURE OF PORTFOLIO INFORMATION

This section describes the Policies and Procedures for Disclosure of Portfolio Information for all Funds except the Feeder Funds. Under the master-feeder structure, each Feeder Fund's sole portfolio holding, other than cash or cash equivalents, is shares of its corresponding Master Fund, and so long as each Feeder Fund operates under the master-feeder structure, each Feeder Fund will only disclose its holdings of its corresponding Master Fund. As long as a Feeder Fund invests all of its assets in a Master Fund, it will be subject to the Master Fund’s policies and procedures regarding the disclosure of portfolio holdings. For information regarding the AFIS Master Funds’ policies and procedures regarding disclosure of portfolio holdings, please see the applicable AFIS Master Funds’ SAI, or, with respect to the JNL/Mellon Master Funds, please see below. If a Feeder Fund withdraws from the master/feeder structure, the Feeder Fund will be subject to the following policies and procedures regarding the disclosure of portfolio holdings, which currently apply to all other Funds of the Trust.

I. Statement of Policy

JNAM and the Funds’ Board have approved and adopted policies and procedures governing the disclosure of information regarding the Funds’ portfolio holdings. In adopting these policies and procedures, the Funds’ Board assessed the use of Fund portfolio information, and the manner in which such information is conveyed to other parties, including the shareholders. The procedures are designed to control the disclosure of Fund portfolio information. The Funds and JNAM may share portfolio information with their affiliates as necessary to provide services to the Funds. These policies and procedures are intended to balance the interests of the Funds’ shareholders and their access to portfolio information, with the interests of JNAM, the Distributor, and other service providers to the Funds in the administration and management of the Funds. The Funds’ Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.

As a general matter, it is the policy that public disclosure of information concerning the Funds’ portfolio holdings should allow all relevant parties consistent and equal access to portfolio information. In applying these principles, the Funds’ portfolio disclosures shall be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public.

A.       Policy Requirements. In order to implement this policy, the procedures generally provide that:

(i)       Information about the Funds’ portfolio holdings may not, except as set forth herein, be disclosed until it is either filed with the SEC, or mailed out to shareholders, which filing or mailing will not be made sooner than thirty (30) days after quarter end;

(ii)       Portfolio holdings information that is solely available in other regulatory reports or filings (such as U.S. Treasury Department filings) that is not available to the public may not be disclosed, except as expressly authorized by the Funds’ President;

(iii)       As set forth herein, portfolio holdings information for certain of the Funds1 (including, but not limited to, the “Fund of Funds,” “American Funds,” “Goldman Sachs Managed Funds,” “ETF Funds,” and “Index Funds”) that is more current than that in reports or other filings filed electronically with the SEC, may be disclosed on the Jackson website and in certain printed materials; provided, however the information is posted on the Funds’ website one (1) day prior to its use in any printed materials; and

(iv)       Information about the Funds’ portfolio holdings shall not be disclosed by the Funds, JNAM, the Distributor, and personnel at the foregoing entities, to obtain compensation or consideration.

The foregoing, general policy requirements may not apply to certain of the Funds, including, but not limited, to the money market portfolios.

B.       Public Disclosures. Information regarding each Fund’s portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC. Except as set forth herein, such reports shall be released not sooner than thirty (30) days after the end of the relevant reporting period, or after such period required under applicable law.

II. Disclosures

In accordance with the foregoing policies, the Funds and the Distributor may periodically disclose portfolio holdings information.

A.       Portfolio Overviews.

(i)       Actively Managed Funds. The Funds and the Distributor may disclose the Funds’ ten (10) largest portfolio holdings in monthly overviews in connection with the distribution of actively managed Fund shares. The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis. The Distributor may disclose their ten (10) largest portfolio holdings on the Funds’ website at www.jackson.com or in other marketing or printed materials.

(ii)       Passive Funds. For Passive Funds, including Index, Target and Sector Funds, the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations, one (1) day after any of the following:

(A)       The relevant reporting periods;

(B)       The “Stock Selection Date”; or

(C)       The effective date of new money allocations and/or rebalances.

1 The Fund of Funds, Goldman Sachs Managed Funds, ETF Funds, Target Funds, Sector Funds, and Index Funds generally include those Funds advised by JNAM, and certain Funds sub-advised by GSAM and/or Mellon. The Fund of Funds, Goldman Sachs Managed Funds, ETF Funds, Target Funds, Sector Funds, and Index Funds have distinct investment strategies and these policies and procedures recognize that more frequent disclosure of portfolio holdings information may be required for the benefit of shareholders.

If the Funds and the Distributor disclose only a partial list of portfolio holdings, then the Funds and/or the Distributor shall provide sufficient disclosure that the portfolio holdings provided represent a partial list. Provided that such portfolio holdings disclosures are not provided to any broker-dealers on a preferential basis, the Distributor may disclose such portfolio holdings on the Funds’ website at www.jackson.com. The Distributor may disclose such portfolio holdings in other marketing or printed materials; provided, however, that the information is posted on the Funds’ website one (1) day prior to its use in any printed material.

(iii)       Fund of Funds. For the Fund of Funds (generally includes those Funds advised by JNAM, and those Funds sub-advised by Goldman Sachs Asset Management, L.P. and/or Mellon Investments Corporation), the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations one (1) day after any of the following:

(A)	The relevant reporting periods; or

(B)	The effective date of new money allocations and/or rebalances.

If the Funds and the Distributor disclose only a partial list of portfolio holdings, then the Funds and/or the Distributor shall provide sufficient disclosure that the portfolio holdings provided represent a partial list. Provided that such portfolio holding disclosures are not provided to any broker-dealers on a preferential basis, the Distributor may disclose such portfolio holdings on the Funds’ website at www.jackson.com. The Distributor may disclose such portfolio holdings in other marketing or printed materials; provided, however, that the information is posted on the Funds’ website one (1) day prior to its use in any printed materials.

(iv)       ETF Funds. For the ETF Funds, the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations, one (1) day after any of the following:

(A)	The relevant reporting periods; or

(B)	The effective date of new money allocations and/or rebalances.

Provided that such disclosures are not provided to any broker-dealers on a preferential basis, the Distributor may disclose such portfolio holdings on the Funds’ website at www.jackson.com, or in other marketing or printed materials. The Distributor may disclose such portfolio holdings in other marketing or printed materials; provided, however, that the information is posted on the Funds’ website one (1) day prior to its use in any printed materials.

(v)       Money Market Fund Information. In accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, the JNL/WMC Government Money Market Fund (“Money Market Fund”) shall disclose on the Funds’ website at www.jackson.com, for a period of not less than six months, beginning no later than the fifth business day of a month, a schedule of the Money Market Fund’s investments, as of the last business day or subsequent calendar day of the prior month, including the following security-specific information:

(A)	Name of the issuer;
(B)	Category of investment;
(C)	CUSIP number (if any);
(D)	Principal amount;
(E)	Maturity date;
(F)	Final maturity date;
(G)	Coupon or yield;
(H)	Value;
(I)	A chart, which must be updated each business day as of the end of the preceding business day, showing, as of the end of each business day during the preceding six months:
i.	The percentage of the Money Market Fund’s total assets invested in daily liquid assets;
ii.	The percentage of the Money Market Fund’s total assets invested in weekly liquid assets;
iii.	The Money Market Fund’s net inflows or outflows; and

iv.	The Money Market Fund’s net asset value per share.

A link to the SEC website is also included so a user may obtain the most recent twelve (12) months of publicly available information filed by the Money Market Fund.

B.       Service Providers. The Funds may disclose their portfolio holdings to mutual fund databases and rating services (including, but not limited to, service providers such as Lipper and Morningstar):

(i)       On a quarterly basis, however, such holdings information shall be released not sooner than thirty (30) days after the end of the relevant reporting period;

(ii)       At such time as those service providers may request; and/or

(iii)       As necessary for JNAM and the Funds to obtain materials and information from the service providers and/or rating services.

The disclosure of portfolio holdings to service providers is generally made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for other rated mutual funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information to the approved purposes. Although the Adviser cannot require the service providers to adopt a Code of Ethics to monitor and limit employee trading, any such trading would violate the confidentiality agreements JNAM has in place.

C.       Other Disclosures. The Funds periodically provide information concerning their portfolio holdings to certain entities in connection with transactions/services provided to, or on behalf of, the Funds, including, but not limited to, sub-advisers, potential sub-advisers and service providers, the Adviser’s consultants, the Distributor, senior management and personnel at Jackson, the custodian, the transfer agent(s), broker-dealers, and counterparties, pricing vendors, and the Funds’ Board. In addition to the Adviser, these service providers may include, but are not limited to, any sub-adviser, transition manager (for mergers and sub-adviser transitions), Distributor, auditor, legal counsel to the funds, the trustees, and/or the Funds’ other service providers. Any disclosure to service providers shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information for approved purposes. Although the confidentiality agreement does not explicitly limit or restrict personal securities transactions, JNAM and the Funds may, from time-to-time, limit or restrict personal securities transactions to prevent violations of these policies and procedures, the Code of Ethics, and JNAM’s Insider Trading Policies and procedures. The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence (agreements shall contain confidentiality provisions), and to use it only for purposes expressly authorized by the Fund.

D.       Exceptions. From time-to-time, the Funds may need to disclose portfolio holdings and other information. The Funds’ Chief Compliance Officer, in consultation with the President, shall examine appropriateness of any such disclosure(s). Any such disclosure(s) will be kept confidential and will be subject to applicable SEC and FINRA requirements related to personal trading and access monitoring. Upon review and authorization by the Funds’ President, in writing, and upon his/her determination that such disclosures would be in the interests of the relevant Fund(s) and its shareholders, a Fund(s) may disclose portfolio holdings information.

E.       Regulatory and Legal Disclosures. The Funds may also disclose portfolio holdings information to any regulator in response to any regulatory requirement, as part of a legal proceeding or criminal investigation, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

F.       Monitoring Portfolio Holdings Disclosure and Trading. JNAM and the Funds will review the personal securities transactions of their Access Persons, pursuant to the Code of Ethics. The sub-advisers and Distributor have each, individually adopted a Code of Ethics and are responsible for monitoring the personal trading activities of their respective personnel.

III. Reporting, Recordkeeping, and Exceptions.

As part of the Rule 38a-1 Annual Review, the Funds’ Board shall also receive reports concerning the operation of these policies and procedures. The Funds’ Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws. All disclosures made pursuant to these policies and procedures, for both JNAM and the Funds, must be preserved for a period of not less than six (6) years, the first (2) years in an appropriate office of JNAM.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Insurance company plans and the JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, JNL Aggressive Growth Allocation Fund, and JNL/Goldman Sachs Managed Funds may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company’s separate accounts. These separate accounts are funded by shares of the Trust.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

As stated in the Prospectus, the NAV of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund’s shares is not determined on the days the NYSE is closed, which days generally are New Year’s Day, Martin Luther King Jr. holiday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Funds will not calculate a NAV on the days the NYSE is expected to be closed.

The NAV of a Fund’s shares may also not be determined on days designated by the Trustees or on days designated by the SEC. Consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Trustees during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Funds’ valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is otherwise reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt securities are generally valued by independent pricing services approved by the Board. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Exchange-traded options are valued by approved pricing sources at the last traded price prior to the close of business on the local exchange. In the event that current day trades are unavailable, or the trade price falls outside of the current day bid ask spread, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ valuation policies require a different approach. Pricing services utilized to value debt instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

The Board has adopted valuation guidelines pursuant to which the Adviser may determine, subject to ratification by the Board, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.

Certain of the Funds invest in foreign securities and other assets that are priced in a currency other than U.S. dollars. For foreign securities and other assets that are priced in a currency other than U.S. dollars, a Fund will convert the security or asset from the local currency into U.S. dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares and, therefore, the value of portfolio securities of a Fund may change on days when shareholders will be unable to purchase or redeem the Fund’s shares.

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio equity securities used in such calculation, the Trust’s procedures for valuing of such securities authorize the Adviser, subject to verification by the Trustees, to determine the “fair value” of such foreign equity securities for purposes of calculating a Fund’s net asset value. When fair valuing such foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

Securities that have halted trading will be fair valued based on the facts and circumstances available at the time of each NAV calculation. The fair valuation of securities halted for an extended period may include liquidity discounts as considered appropriate.

For the JNL/WMC Government Money Market Fund, securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7. The net income of the JNL/WMC Government Money Market Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

For this purpose, the net income of the JNL/WMC Government Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accord with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

Because the net income of the JNL/WMC Government Money Market Fund is declared as a dividend payable in additional shares each time the Fund’s net income is determined, the net asset value per share (i.e., the value of the net assets of the Fund divided by the number of shares outstanding) is expected to remain at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder’s investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder’s account.

The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, the Adviser will promptly notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

A Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of a Fund to another Fund, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board.  Any securities redeemed in kind will be readily marketable and will be valued in accordance with the Funds’ valuation policy.  If a Fund redeems shares in kind from another Fund, such Fund would incur transaction costs in converting the assets into cash.

Net Asset Value Calculations Applicable to AFIS Master Funds. All portfolio securities of the AFIS Master Funds are valued, and the net asset value per share for each share class is determined, as follows:

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where CRMC deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by CRMC.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each AFIS Master Fund’s shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the AFIS Master Funds’ board. Subject to board oversight, the AFIS Master Funds’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the CRMC. The board receives regular reports describing fair-valued securities and the valuation methods used.

CRMC’s valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what an AFIS Master Fund might reasonably expect to receive upon their current sale. CRMC’s valuation committee considers all indications of value available to it in determining the “fair value” to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. CRMC’s valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable AFIS Master Fund portfolios outside the United States. Securities owned by these AFIS Master Funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these AFIS Master Funds’ net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares of each AFIS Master Fund represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to an AFIS Master Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Net Asset Value Calculations Applicable to JNL/Mellon Master Funds. All portfolio securities of the JNL/Mellon Master Funds are valued, and the net asset value per share for Class I shares is determined, as described above under the heading “Purchases, Redemptions and Pricing of Shares.”

Dividends.

The JNL/WMC Government Money Market Fund intends to declare as dividends substantially all of the net investment income, if any. Dividends from the net investment income and the net capital gain, if any, will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

The Fund seeks to maintain constant per share NAV of $1.00. Dividends from net investment income and net capital gain, if any, for the Fund will be declared and reinvested, or paid in cash, as to a class daily so long as class income exceeds class expenses on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day. The Fund will resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When the Fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, the Fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

Description of Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue any number of Fund shares. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

Voting Rights. Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Fund or Class of shares of a Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders’ meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders’

meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

In matters affecting only a particular Fund or Class of shares of a Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund or Class of shares of a Fund even though (1) the matter has not been approved by a majority vote of the shares of any other Fund or Class of shares of a Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

Because shares in the Trust are sold only to Jackson, to certain qualified and non-qualified retirement plans and to regulated investment companies, Jackson and the regulated investment companies, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson generally will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as “echo” voting. As described above, pursuant to Section 12 of the 1940 Act, when a Fund is a Feeder Fund in a master/feeder structure, it will either (1) pass votes requested by the applicable Master Fund to its shareholders and seek instructions from its own shareholders with regard to the voting of all proxies with respect to such security and vote such proxies only in accordance with such instruction, or (2) vote the shares held by it in the same proportion as the vote of all other holders of such security. The Amended and Restated Bylaws provide that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting. As a result of proportional voting the vote of a small number of contract owners could determine the outcome of a proposal subject to shareholder vote.

Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

•	Designate a Fund of the Trust;
•	Change the name of the Trust; or
•	Supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable when issued.

Shareholder Inquiries. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

Information Regarding AFIS Master Funds. For information regarding the AFIS Master Funds’ shares, voting rights and policies regarding shareholder inquiries, please see the applicable AFIS Master Funds’ SAI, which is delivered together with this SAI.

TAX STATUS

The following discussion of U.S. federal income tax consequences of investing in a Fund is based on the Code, U.S. Treasury Regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in a Fund and it does not address any state, local or foreign tax matters. The following discussion is generally based on the assumption that the shares of each Fund will be respected as owned by insurance companies through their separate accounts, qualified pension and retirement plans (“Qualified Plans”); and other eligible persons or plans permitted to hold shares of a Fund pursuant to the applicable Treasury Regulations without impairing the ability of the insurance company separate accounts to satisfy the diversification requirements of Section 817(h) of the Code (“Other Eligible Investors”).

General

The Trust consists of Funds that are either treated for U.S. federal income tax purposes as corporations that intend to qualify and be eligible for treatment each year as a regulated investment companies (“Regulated Investment Company Funds”) or partnerships (“Partnership Funds”).

Each Fund automatically reinvests all income dividends and capital gain distributions, if any, in additional shares of the distributing Fund, unless otherwise requested by a shareholder. The reinvestment is made at the NAV determined on the ex-dividend date, which is generally the first business day following the record date.

Regulated Investment Company Funds

Qualification as a Regulated Investment Company

Each Regulated Investment Company Fund (for purposes of this section, a “Fund”) has elected or intends to elect, and intends to qualify and be eligible for treatment each year as a “regulated investment company” under Subchapter M of the Code. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, gains, losses, expenses and distributions of each Fund are considered separately from other series of the Trust for purposes of determining whether or not a Fund qualifies and is eligible for treatment as a regulated investment company.

To qualify as a regulated investment company, a Fund must meet certain requirements with respect to the nature and sources of its income (the “qualifying income requirement”) and certain requirements regarding the nature and diversification of its investment assets (the “asset diversification requirement”). In order to meet the qualifying income requirement, each Fund must derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts), or other income attributable to its business of investing in such stock, securities or foreign currencies and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this qualifying income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (generally, defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its gross income from the qualifying income described in clause (i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes if they meet the passive income requirement under Code Section 7704(c)(2). Certain of a Fund’s investments in ETFs and master limited partnerships (“MLPs”), if any, may qualify as interests in qualified publicly traded partnerships.

In order to meet the asset diversification requirement, a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) other securities, of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of, including through corporations in which the Fund owns a 20% or more voting stock interest, the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other regulated investment companies) of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Each Fund must also distribute annually at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net exempt-interest income, if any, in order to maintain its eligibility for treatment as a regulated investment company.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income or net capital gain retained by a Fund will be subject to tax at regular corporate rates.

If a Fund were to fail to comply with the qualifying income, asset diversification or distribution requirements described above, the Fund could in some cases cure such failure, including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If a Fund were ineligible to cure such failure, or otherwise failed to qualify and be eligible for treatment as a regulated investment company for any taxable year, (1) it would be taxed in the same manner as an ordinary corporation that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the Fund would fail to satisfy the “look-through rules” (as discussed below) and the variable annuity and variable life insurance contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. In order to avoid this excise tax, a Fund must distribute by the end of each calendar year: (a) at least 98% of its ordinary income for the calendar year; (b) at least 98.2% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). This excise tax, however, is inapplicable to any regulated investment company whose sole shareholders are tax-exempt pension trusts, separate accounts of life insurance companies funding variable contracts, certain other permitted tax-exempt investors, or other regulated investment companies that are also exempt from the excise tax. In determining whether these investors are the sole shareholders of a regulated investment company for purposes of this exception to the excise tax, shares attributable to an investment in the regulated investment company (not exceeding $250,000) made in connection with the organization of the regulated investment company are not taken into account.

Each Fund intends to meet these requirements in order to qualify and be eligible for treatment as a regulated investment company and avoid paying any income or excise tax on its taxable income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income or excise taxation.

Capital Loss Carryforwards

For U.S. federal income tax purposes, potentially subject to certain limitations, a Fund is generally permitted to carry forward a net capital loss incurred in any taxable year to offset net capital gains, if any, realized during subsequent taxable years. Net capital losses can be carried forward without expiration and any such carryover losses will retain their character as short-term or long-term. To the extent subsequent net capital gains are offset by such losses, they would not result in U.S. federal income tax liability to a Fund, regardless of whether such net capital gains are distributed to shareholders.

As of December 31, 2020, the following Funds had net capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL Multi-Manager Emerging Markets Equity Fund	35,492	147,088	182,580
JNL/Causeway International Value Select Fund	6,938	202,411	209,349
JNL/Franklin Templeton Global Multisector Bond Fund	51,461	126,799	178,260
JNL/Harris Oakmark Global Equity Fund	—	63,690	63,690
JNL/Heitman U.S. Focused Real Estate Fund	7,783	707	8,490
JNL/JPMorgan Hedged Equity Fund	19,576	11,828	31,404
JNL/Loomis Sayles Global Growth Fund	10,472	79,325	89,797
JNL/Mellon Emerging Markets Index Fund	16,304	654	16,958
JNL/Mellon International Index Fund	—	1,786	1,786

Regulated Investment Company Funds

Fund Status

Effective January 1, 2021, the Board of Trustees approved the JNL/Baillie Gifford International Growth Fund (formerly, JNL/Vanguard International Fund) to change its U.S. federal income tax status from partnership to a regulated investment company.

Partnership Funds

Fund Status

Effective January 1, 2016, the Board of Trustees approved the following Funds to change their federal income tax status from a regulated investment company to a partnership:

JNL/American Funds Growth Fund	JNL/Goldman Sachs Managed Moderate Fund
JNL/American Funds Growth-Income Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Growth Fund
JNL/American Funds Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL/American Funds Washington Mutual Investors Fund	JNL Conservative Allocation Fund
JNL/Franklin Templeton Growth Allocation Fund	JNL Moderate Allocation Fund
JNL/T. Rowe Price Balanced Fund	JNL Moderate Growth Allocation Fund
JNL/Goldman Sachs 4 Fund	JNL Growth Allocation Fund
JNL/Goldman Sachs Managed Conservative Fund	JNL Aggressive Growth Allocation Fund

Effective April 24, 2017, the Board approved the JNL/Mellon DowSM Index Fund to change its federal income tax status from a disregarded entity to a partnership.

Effective January 1, 2019, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/American Funds Balanced Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/American Funds Capital World Bond Fund	JNL/Mellon Financial Sector Fund
JNL/American Funds Global Growth Fund	JNL/Mellon Healthcare Sector Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Mellon Energy Sector Fund
JNL/American Funds International Fund	JNL/Mellon Information Technology Sector Fund
JNL/American Funds New World Fund	JNL/Mellon Equity Income Fund
JNL Multi-Manager Alternative Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
JNL Multi-Manager Mid Cap Fund	JNL/Mellon S&P 400 MidCap Index Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/Mellon Small Cap Index Fund
JNL Multi-Manager Small Cap Value Fund	JNL/MFS Mid Cap Value Fund
JNL/BlackRock Global Allocation Fund	JNL/PIMCO Real Return Fund
JNL/BlackRock Global Natural Resources Fund	JNL/PPM America Floating Rate Income Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/DFA U.S. Core Equity Fund	JNL/PPM America Total Return Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/T. Rowe Price Established Growth Fund
JNL/DoubleLine® Total Return Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Franklin Templeton Income Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan Global Allocation Fund	JNL/T. Rowe Price Value Fund
JNL/JPMorgan Midcap Growth Fund	JNL/Westchester Capital Event Driven Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/WMC Balanced Fund
JNL/JPMorgan U.S. Value Fund	JNL/WMC Global Real Estate Fund
JNL/Mellon Nasdaq® 100 Index Fund	JNL/WMC Value Fund
JNL/Mellon Communication Services Sector Fund

Effective January 1, 2020, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/DFA U.S. Small Cap Fund	JNL/Mellon S&P 500 Index Fund
JNL/DoubleLine® Core Fixed Income Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/First Sentier Global Infrastructure Fund	JNL/PIMCO Income Fund
JNL/GQG Emerging Markets Equity Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/Invesco Global Growth Fund	JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/Mellon Bond Index Fund
JNL/Mellon Utilities Sector Fund

For U.S. federal income tax purposes, each Partnership Fund (for purposes of this section, a “Fund”) expects to be treated as a partnership and not as an association taxable as a corporation, and does not expect to be a “publicly traded partnership” as defined in Section 7704 of the Code. Each Fund considers itself to be a separate entity for U.S. federal income tax purposes. Thus, each Fund and its partners should not be required to take into account the assets, operations, or partners of other series of the Trust for U.S. federal income tax purposes (e.g., for purposes of determining possible characterization as a publicly traded partnership). If a Fund were determined to be a publicly traded partnership taxable as a corporation, (i) it generally would be subject to tax at the Fund level on its earnings and profits at regular corporate income tax rates, and (ii) each insurance company separate account invested in the Fund would fail to satisfy the separate diversification requirements described below (See Taxation – Special Tax Considerations for Separate Accounts of Insurance Companies), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

As a partnership, a Fund is generally not itself subject to U.S. federal income tax. Instead, each partner will be required to take into account for U.S. federal income tax purposes its allocable share of a Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such partner has received or will receive corresponding distributions from the Fund. Allocations of these tax items, for U.S. federal income tax purposes, generally will be made in accordance with the economics of the Funds. Such items when allocated to a partner will generally retain their character as qualifying for particular tax treatment (e.g., eligibility for dividends-received deduction) when received by a taxable partner such as an insurance company; this “pass-through” of tax characteristics will generally not affect holders of Contracts funded by a Fund or participants in Qualified Plans investing in a Fund.

Taxation of Fund Investments

Partnership Funds may not be eligible for beneficial withholding rates, available to Regulated Investment Company Funds, in certain foreign jurisdictions. JNAM has agreed to reimburse the Partnership Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Partnership Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by Regulated Investment Company Funds. JNAM has agreed to contribute to the Partnership Funds an amount equal to the outstanding tax reclaims, within the timeframe the Partnership Funds would have received payment under Regulated Investment Company status. The Partnership Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Partnership Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

A Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions may be subject to special tax rules, such as the notional principal contract, straddle, constructive sale, wash-sale, mark-to-market, or short-sale rules. Rules governing the U.S. federal income tax aspects of certain of these transactions, including certain commodity-linked investments are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Regulated Investment Company Fund to qualify as a regulated investment company may limit the extent to which a Regulated Investment Company Fund will be able to engage in certain derivatives or commodity-linked transactions.

A U.S. person, including a Fund, who owns, directly or indirectly, 10% or more of the total combined voting power of all classes of stock of a foreign corporation or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. The Subsidiaries are each expected to be a CFC in which the Fund will be a U.S. Shareholder. As a U.S. Shareholder, the Fund (or, in the case of a Partnership Fund, its shareholders that are treated as U.S. Shareholders) is required to include in gross income for U.S. federal income tax purposes all of a CFC’s “subpart F income,” whether or not such income is actually distributed by the CFC. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans, net gains from transactions (including futures, forward, and similar transactions) in commodities, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to a Fund and thus will not be available to offset income or capital gain generated from a Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years.

Certain Regulated Investment Company Funds may invest up to 25% of their assets in a Subsidiary to gain exposure to commodities without violating the qualifying income requirement applicable to Regulated Investment Company Funds, as described above. Certain Regulated Investment Company Funds has received an opinion of special tax counsel that the income and gain the Fund derives from the subsidiary should be “qualifying income” under Subchapter M of the Code. An opinion of counsel, however, is not binding on the IRS or the courts. The IRS has since issued final regulations that generally treat a Fund’s income inclusion with respect to a CFC as “qualifying income” for purposes of determining the Fund’s ability to be subject to tax as a regulated investment company either if (i) there is a distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

Amounts realized by a Fund from sources within foreign countries (e.g., dividends or interest paid on foreign securities) may be subject to withholding and other taxes imposed by such countries; such taxes would reduce the Fund’s return on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Any investment by a Partnership Fund in foreign securities may subject the Partnership Fund and/or its partners (whether or not the partners receive any distributions with respect to such investments), directly or indirectly, to taxation, including withholding or other taxes on dividends, interest, or capital gains, and/or tax filing obligations in foreign jurisdictions. A Partnership Fund and/or its partners may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities.

“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is passive income (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce or are held for the production of such passive income. If a Regulated Investment Company Fund acquires any equity interest in a PFIC, the Regulated Investment Company Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Regulated Investment Company Fund is timely distributed to its shareholders.

Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

A Partnership Fund may also invest in PFICs, which are subject to special tax rules. Partners in a Partnership Fund that invests in a CFC or PFIC may be subject to special reporting and filing requirements in respect of their indirect investment in such instruments. Partners should consult their tax advisors in this regard.

A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under an IRS notice, and U.S. Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the Treasury Regulations are expected to provide, that excess inclusion income of a Fund, will be allocated with the same consequences as if the investment was held directly.

In general, excess inclusion income allocated to shareholders of a Fund (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder or partner, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of an insurance company separate account supporting a Contract, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to insurance company separate accounts funding Contracts.

In addition, to the extent that a shareholder or partner has borrowed to finance shares of a Fund or a Fund holds property that constitutes debt-financed property (e.g., securities purchased on margin), income attributable to such property allocated to a shareholder or partner that is an exempt organization may constitute UBTI. Certain of a Partnership Fund’s other investments or activities may also generate UBTI. Furthermore, the IRS may take the position that certain of a Partnership Fund’s investments in derivative instruments should be reclassified in a manner that gives rise to UBTI. In addition, reverse repurchase agreements may, under certain conditions, be characterized as secured loans, the proceeds of which could be used to acquire assets that would, therefore, give rise to debt-financed income. If a Partnership Fund generates UBTI, a tax-exempt partner in the Partnership Fund generally would be required to file a tax return and could incur tax liability on such partner’s allocable share of that UBTI. Qualified Plans and other tax-exempt partners should consult their own tax advisors concerning the possible effects of UBTI on their own tax situation as well as the general tax implications of an investment in a Partnership Fund.

Special Considerations for Separate Accounts of Insurance Companies (all Funds)

The shares of each Fund are owned by one or more separate accounts of Jackson and Jackson NY that hold such shares in connection with variable annuity and variable life insurance contracts, and/or by various funds of JNL Series Trust. Under Section 817(h) of the Code, if the investments of a segregated asset account, such as the separate accounts of Jackson and Jackson NY, are “adequately diversified,” and certain other requirements are met, a holder of a Contract supported by the account generally will receive favorable tax treatment in the form of deferral of tax until a distribution is made under the Contract.

Generally, a segregated asset account will be deemed adequately diversified if as of the close of each calendar quarter (or within 30 days thereafter), (i) no more than 55% of the value of its total assets is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. Section 817(h)(2) and the Treasury Regulations thereunder provide as a safe harbor that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification requirements if, as of the close of each calendar quarter (or within 30 days thereafter), the assets in the account meet the asset diversification requirement for a regulated investment company described in Section 851(b)(3) and no more than 55% of the total assets of the account consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. Under recent Treasury guidance, a special rule for satisfying the diversification requirement is available to insurance company separate accounts investing in funds that qualify as “government money market funds” under Rule 2a-7(a)(14) under the 1940 Act, pending the issuance of revised Treasury Regulations.

In general, all securities of the same issuer are treated as a single investment for these purposes, and each U. S. government agency or instrumentality is treated as a separate issuer. However, Treasury Regulations provide a “look-through rule” with respect to a segregated asset account’s investments in a regulated investment company or partnership for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the regulated investment company or partnership. Under this look-through rule, if a Fund limits its shareholders to (i) life insurance companies whose separate accounts invest in the Fund for purposes of funding variable annuity and variable life insurance contracts, (ii) trustees of qualified pension and retirement plans and (iii) other funds having similar shareholders, each insurance company separate account investing in the Fund will be treated as owning (as a separate investment) its proportionate share of each asset of the Fund for purposes of meeting its own diversification requirements under Code Section 817(h), provided that the Fund qualifies as a regulated investment company or a partnership that is not a “publicly traded partnership.”

Each Fund is managed with the intention of complying with the diversification requirements imposed by Section 817(h) of the Code but may not satisfy the look-through rule. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

Failure by a Fund to satisfy the Code Section 817(h) requirements by failing to comply with the “55%-70%-80%-90%” diversification test or the safe harbor described above, or by failing to satisfy the look-through rule, could cause the Contracts to lose their favorable tax status and require a Contract owner to include currently in ordinary income any income accrued under the Contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury Regulations, inadvertent failure to satisfy the Code Section 817(h) diversification requirements may be corrected; such a correction would require a payment to the IRS. Any such failure could also result in adverse tax consequences for the insurance company issuing the Contracts.

The IRS has indicated that a degree of investor control over the investment options underlying a Contract may interfere with the tax-deferred treatment of such Contracts. The IRS has issued rulings addressing the circumstances in which a Contract owner’s control of the investments of the separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the holder is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the holder’s gross income.

In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Fund’s investment strategies are sufficiently broad to prevent a Contract owner from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Funds have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).

The above discussion addresses only one of several factors that the IRS considers in determining whether a Contract owner has an impermissible level of investor control over a separate account. Contract owner should consult the insurance companies issuing their Contracts and their own tax advisors, as well as the prospectus relating to their particular Contract, for more information concerning this investor control issue.

In the event that additional rules, regulations or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of a Fund as described above, including retroactively. In addition, there can be no assurance that a Fund will be able to continue to operate as currently described, or that a Fund will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing Contract owners to be considered the owners of the shares of the Fund.

Tax Shelter Reporting Regulations

Under U.S. Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, including an insurance company holding separate accounts, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as insurance companies that own shares in a Regulated Investment Company Fund through their separate accounts, are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these Regulations in light of their individual circumstances.

A Partnership Fund may engage in transactions or make investments that would subject the Partnership Fund, its partners, and/or its “material advisors,” as defined in Treas. Reg. Sec. 301.6112-1(c)(1), to special rules requiring such transactions or investments by the Partnership Fund or investments in the Partnership Fund to be reported and/or otherwise disclosed to the IRS, including to the IRS’s Office of Tax Shelter Analysis (the “Tax Shelter Rules”). A transaction may be subject to reporting or disclosure if it is described in any of several categories of “reportable transactions”, which include, among others, transactions that result in the incurrence of a loss or losses exceeding certain thresholds or that are offered under conditions of confidentiality. Although each Partnership Fund does not expect to engage in transactions solely or principally for the purpose of achieving a particular tax consequence, there can be no assurance that a Partnership Fund will not engage in transactions that trigger the Tax Shelter Rules. In addition, a partner may have disclosure obligations with respect to its shares in a Partnership Fund if the partner (or the Partnership Fund in certain cases) participates in a reportable transaction.

Contract Owners

The foregoing discussion does not address the tax consequences to Contract owners of an investment in a Contract. Contract owners investing in a Fund through an insurance company separate account or persons investing in a Fund through Other Eligible Investors are urged to consult with their insurance company or Other Eligible Investor, as applicable, and their own tax advisors, for more information regarding the U.S. federal income tax consequences to them of an investment in a Fund. Additional information relating to the tax treatment of the variable annuity and life insurance policies for which the Funds serve as underlying funding alternatives is contained in the prospectuses for those policies.

Financial Statements

The audited financial statements and financial highlights, including notes thereto, and the report of the Funds’ Independent Registered Public Accounting Firm, KPMG LLP, as of and for each of the periods presented through December 31, 2020, included in the Trust’s Annual Report to shareholders are incorporated by reference into (which means they legally are a part of) this SAI. Financial information for the JNL/American Funds Bond Fund of America Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL Emerging Markets Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL International Index Fund, JNL Bond Index Fund and JNL/Morningstar PitchBook Listed Private Equity Index Fund is not provided because the Funds are newly created and have not yet commenced operations. The Annual Report and Semi-Annual Report are available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this SAI.

APPENDIX A — RATINGS OF INVESTMENTS

Moody’s Investors Service (“Moody’s”) Global Short-Term Rating Scale

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Global Long-Term Rating Scale

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid security indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

S&P Global Ratings (“S&P”) Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

S&P Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	The likelihood of payment – the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•	The nature and provisions of the financial obligation, and the promise we impute; and
•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR indicates that a rating has not been assigned or is no longer assigned.

Ratings: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Fitch Ratings Inc. (“Fitch”) National Short-Term Credit Ratings

F1(xxx): Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a "+" is added to the assigned rating.

F2(xxx): Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx): Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

B(xxx): Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

C(xxx): Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

RD(xxx): Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx): Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Note: The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

Fitch National Long-Term Credit Ratings

AAA(xxx): 'AAA' National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.

AA(xxx): 'AA' National Ratings denote expectations of a very low level of default risk relative to other issuers or obligations in the same country or monetary union. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx): 'A' National Ratings denote expectations of a low level of default risk relative to other issuers or obligations in the same country or monetary union.

BBB(xxx): 'BBB' National Ratings denote a moderate level of default risk relative to other issuers or obligations in the same country or monetary union.

BB(xxx): 'BB' National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.

B(xxx): 'B' National Ratings denote a significantly elevated level of default risk relative to other issuers or obligations in the same country or monetary union.

CCC(xxx): ‘CCC’ National Ratings denote a very high level of default risk relative to other issuers or obligations in the same country or monetary union.

CC(xxx): ‘CC' National Ratings denote the level of default risk is among the highest relative to other issuers or obligations in the same country or monetary union.

C(xxx): A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:

the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

the formal announcement by the issuer or their agent of a distressed debt exchange; and

a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent

RD(xxx): Restricted default. 'RD' ratings indicate an issuer that, in Fitch’s opinion, has experienced an uncured payment default on a bond, loan or other material financial obligation but that has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure and has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;
b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx): 'D' National Ratings denote an issuer that has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Note: The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

Fitch Issuer Default Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities or enterprises in global infrastructure, project finance and public finance. IDRs opine on an entity's relative vulnerability to default (including by the way of a distressed debt exchange) on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;
c.	the formal announcement by the issuer or their agent of a distressed debt exchange;
d.	a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch’s opinion has experienced:

a.	an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but
b.	has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
c.	has not otherwise ceased operating.

This would include:

i.	the selective payment default on a specific class or currency of debt;
ii.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
iii.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default. 'D' ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

DBRS Limited Commercial Paper and Short-Term Debt Ratings

The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange.”

1 The Fund of Funds, Goldman Sachs Managed Funds, ETF Funds, Target Funds, Sector Funds, and Index Funds generally include those Funds advised by JNAM, and certain Funds sub-advised by GSAM and/or Mellon. The Fund of Funds, Goldman Sachs Managed Funds, ETF Funds, Target Funds, Sector Funds, and Index Funds have distinct investment strategies and these policies and procedures recognize that more frequent disclosure of portfolio holdings information may be required for the benefit of shareholders.

Jackson National Asset Management, LLC

Proxy Voting Policies and Procedures

Last Revision Date: February 28, 2020

I.	Introduction

While JNAM is the investment adviser to the Funds, certain affiliated and non-affiliated sub- advisers (“Sub-Advisers”) conduct the day-to-day investment management of the Funds. Pursuant to the Sub-Advisers’ respective “Sub-Advisory Agreements” with JNAM, the Sub-Advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds. JNAM, pursuant to exemptive relief granted by the SEC, is a “Manager of Managers,” and monitors and reviews the performance of the Sub-Advisers and the Funds. JNAM does not make individual investment decisions on behalf of the Funds. JNAM does not have a portfolio management department and does not operate a trading desk. JNAM provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services.

JNAM views the proxy voting process as a component of the investment process and, as such, seeks to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for its clients. JNAM maintains a policy of seeking to protect the best interests of its clients should a proxy issue potentially implicate a conflict of interest between its clients and JNAM or its affiliates. Schedule A lists the Funds to which this policy relates.

Also, the Funds are required to file an annual record of their respective proxy votes with the SEC by August 31st of each year on Form N-PX. The period covered by the Funds’ Form N-PX filing with the SEC is July 1st through June 30th of the following year.

II.	Delegation to the Sub-Advisers

The Funds have delegated proxy voting responsibilities to JNAM, as the investment adviser to the Funds, and JNAM is authorized to delegate, in whole or in part, its proxy voting authority to the Funds’ Sub-Advisers, consistent with the policies set forth below. The Sub-Advisers are expected to identify and seek to obtain the optimal benefit for the Funds. JNAM believes that the Sub-Advisers generally are also best suited to evaluate and vote proxies for the securities they acquire for the Funds. Therefore, except as provided herein, and as delegated to JNAM by the Funds’ Board, it is JNAM’s policy to delegate its proxy voting responsibility, primarily to the Sub-Advisers of each Fund. JNAM intends to maintain substantial oversight to ensure that each Fund’s Sub-Adviser has written policies that meet certain minimum standards, as follows:

A.	The policies are expected to be reasonably designed to protect the best interests of the Fund.

B.
JNAM expects that a Sub-Adviser’s proxy voting guidelines will be set forth in sufficient detail. The proxy voting guidelines (or the Sub-Adviser’s, through separate written means) should address at least the following issues:

i.	Procedures on how the Sub-Adviser demonstrates its voting determinations in the Fund’s best interest and in accordance with the Funds’ proxy voting policies and procedures;
ii.
Procedures the Sub-Adviser considers when it becomes aware of potential factual errors, potential incompleteness, or potential weaknesses in methodologies in a proxy advisory firm’s analysis that may materially affect one or more of the Sub-Adviser’s voting determinations;

iii.	The extent to which the Sub-Adviser delegates its proxy voting decisions to a third party, or relies on the recommendations of a third party;
iv.	Procedures for the Sub-Adviser’s evaluation of the services of a proxy advisory firm that it retains, including evaluating any material changes in services or operations by the proxy advisory firm;
v.	Policies and procedures describing the factors the Sub-Adviser assesses when engaging the services of a proxy advisory firm;
vi.	Policies and procedures relating to matters that may affect substantially the rights or privileges of the holders of securities to be voted; and
vii.	Policies regarding the extent to which the Sub-Adviser will support or give weight to the views of management of a portfolio company.

The policies are expected to delineate procedures to be followed when a proxy vote presents a conflict between the interests of a Fund and the interests of its Sub-Adviser and/or its affiliates, and to resolve any conflicts of interest based on the best interests of the Fund. If the matter involves an issue that is specifically addressed in the Sub-Adviser’s proxy voting policies, the proxy shall be cast in accordance with those policies.

C.	To the extent that a Sub-Adviser identifies a material conflict of interest between itself and the interests of a Fund, the Sub-Adviser shall notify JNAM and confirm how the conflict was resolved.

D.
JNAM shall periodically report to the Funds’ Board, on the Funds’ proxy voting during that year, including the resolution of any conflicts of interest during that period, any votes cast in contravention of the Sub-Advisers’ proxy voting policy, and any recommended changes in the Funds’ proxy voting policies. JNAM may also provide the Funds’ Board with information related to any third-party vendors used to facilitate proxy voting.

III.	Reservation of JNAM’s Authority and Conflicts of Interest

A.
JNAM may periodically review the proxy voting policies of each Sub-Adviser. JNAM seeks to insure that the Sub-Advisers seek the best interests of the Funds in voting proxies for the Funds, as described herein.

In addition, JNAM recognizes that in certain circumstances, Sub-Advisers may wish to abstain from a proxy vote based on a cost benefit analysis that casting a vote would not be in the overall best interests of the Fund it sub-advises. In cases where the operational or other costs involved in voting a proxy outweigh potential benefits, JNAM may permit a Sub-Adviser to abstain from voting. In particular, JNAM recognizes the following circumstances where voting might not be in the best interests of a Fund:

i.	Voting a proxy for securities held in a passively managed index fund;
ii.
Voting a proxy for certain foreign securities with “block out” or other restrictive features associated with proxy voting or which involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person; and

iii.	Voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.

Sub-Advisers may abstain from voting proxies in other circumstances where it determined that such a vote may not be in the best interests of the Fund(s) and its shareholders, or there is a material conflict of interest.

B.
In cases where the Funds’ may have securities on loan at the time that proxies are to be voted, the Sub-Adviser may call loaned securities back to vote the proxies. If the request to call back the securities is not successful for any reason, the counterparty retains the right to vote the proxies.

C.
For a Fund that is operated as a “Fund of Funds” pursuant to Section 12(d)(1)(G) of the 1940 Act (i.e., the Fund invests solely in shares of other Funds (each, an “Underlying Fund”)), JNAM shall vote the Fund of Funds’ proxies on the shares of the Underlying Fund in the same proportion as the vote of all the other holders of that Underlying Fund’s shares.

IV.	Foreign Regulatory Reporting and Other Conflicts of Interest

For purposes of foreign jurisdictional reporting, and for other conflicts of interests within the larger Prudential plc group framework to which JNAM is subject, it is noted that:

A.
Prudential plc does not, and will not, interfere by giving direct or indirect instructions or in any other way in the exercise of the voting rights attached to the Funds’ securities in respect of which JNAM and/or the Sub-Advisers will vote proxies in such securities on behalf the Funds’ (“Voting Rights”);

B.
Jackson and its U.S. affiliates and subsidiaries do not, and will not, interfere by giving direct or indirect instructions or in any other way in the exercise of the voting rights attached to the Funds’ securities in respect of which JNAM and/or the Sub-Advisers will vote proxies in such securities on behalf the Funds;

C.	JNAM and/or the Sub-Advisers are free in all situations to exercise the Voting Rights independently of Prudential plc; and
D.
JNAM and/or the Sub-Advisers disregard and will disregard the interests of Prudential plc or any other Prudential group company whenever conflicts of interest arise in the exercise of the Voting Rights.

V.	Recordkeeping

Rule 30b1-4 under the 1940 Act requires each Fund to file its complete proxy voting record on an annual basis (for each reporting period ending June 30th) on Form N-PX no later than August 31st of each year. JNAM will prepare and file Form N-PX on behalf of the Funds based on proxy voting data collected by a third-party service provider retained by JNAM and the Funds.

In addition, JNAM will post this data on a public website, the address of which will be disclosed for the benefit of shareholders (contract holders) in the statement of additional information of any Fund filing its annual registration statement update.

VI.	Reporting

There is not a formal Board reporting requirement, however, where there is a conflict of interest, JNAM may report such incident and resolution to the Funds’ Board

Schedule A

JNAM Clients

JNL Series Trust
JNL Investors Series Trust

PROXY VOTING POLICY AND PROCEDURES AS AMENDED: NOVEMBER 2017

LAST REVIEWED: AUGUST 2019

I.	STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to seek to ensure that such rights are properly and timely exercised. AQR Capital Management, LLC (“AQR”)1 generally retains proxy voting authority with respect to securities purchased for its clients. AQR will seek to vote proxies in the best interest of its clients and in accordance with this Proxy Voting Policy and Procedures (the “Policy”).

AQR’s processes and practices seek to ensure that proxy voting decisions are suitable for individual funds. For most proxy proposals the evaluation will result in the same position being taken across all of the funds and the funds voting as a block. In some cases, however, a fund may vote differently, depending upon the nature and objective of the fund, the composition of its portfolio, and other factors.

II.	USE OF THIRD-PARTY PROXY VOTING SERVICE

The U.S. Securities and Exchange Commission and its staff have expressed the view that although the voting of proxies remains the duty of an investment adviser, an investment adviser may contract with a proxy advisory firm to perform certain functions with respect to proxy voting so long as the investment adviser ascertains, among other things, whether the proxy advisory firm has the capacity and competence to adequately analyze proxy issues.

AQR has engaged Institutional Shareholder Services Inc. (“ISS”), an independent third-party proxy advisory firm, to provide proxy voting services with respect to securities held in a given fund or account. ISS’ proxy voting services include, but are not limited to, receiving proxy ballots, working with AQR’s custodian banks, executing votes and maintaining vote records. ISS votes according to ISS’s proxy voting guidelines subscribed by a given AQR fund or account, unless instructed otherwise by AQR.

AQR also requires ISS to identify and provide information regarding any material business changes or conflicts of interest on an ongoing basis. Where a conflict of interest may exist, AQR requires ISS to provide information on how said conflict is being addressed. If, as a result of the

__________________________

1 The term “AQR” includes AQR Capital Management, LLC and CNH Partners, LLC and their respective investment advisory affiliates.

AQR’s examination of ISS’s conflicts of interest, a determination is made that a material conflict of interest exists, AQR’s Chief Compliance Officer (the “CCO”) or designee will determine whether to follow ISS’s recommendation or take other action with respect to the proxy vote.

At least annually, the Compliance Department will review the capacity and competence of ISS. Specifically, the Compliance Department will:

1.	Review ISS’s proxy voting guidelines and assess the adequacy of the guidelines, including assessing whether the guidelines are reasonably designed to ensure that proxies are voted in the best interests of AQR’s clients;

2.	Review ISS’s procedures to seek to ensure that its proxy voting recommendations are based on current and accurate information;

3.	Review a sample of ISS’s proxy votes to review whether ISS has complied with ISS’s proxy voting guidelines;

4.	Obtain a certification or other information from ISS regarding its independence and impartiality.

III.	VOTING PROCEDURES

ISS is responsible for coordinating with AQR’s clients’ custodians to seek to ensure that all proxy materials received by custodians relating to a client’s securities are processed in a timely fashion. Proxies relating to securities held in client accounts will typically be sent directly to ISS. In the event that proxy materials are sent to AQR directly instead of ISS, AQR will use reasonable efforts to identify and forward those materials promptly to ISS for processing.

As noted in Section II, ISS will vote proxies in accordance with the subscribed proxy voting guidelines, unless instructed otherwise by AQR.

IV.	VOTING GUIDELINES

To the extent that AQR is voting a proxy itself and not utilizing ISS’s recommendation, AQR will be required to vote proxies in a way that, in AQR’s best judgment, is in the best interest of AQR’s clients holding such securities. Unless prior approval is obtained from the CCO or designee, the following guidelines will generally be adhered to when AQR is voting a proxy itself:

1.	AQR will not engage in conduct that involves an attempt to change or influence the control of a public company. In addition, all communications regarding proxy issues or corporate actions between companies or their agents, or with fellow shareholders, shall be for the sole purpose of expressing and discussing AQR's concerns for its advisory clients' interests and not for an attempt to influence or control management;

2.	AQR will not announce its voting intentions and the reasons therefore; and

3.	AQR will not initiate a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

AQR or ISS may not vote a proxy in certain situations, including but not limited to, when:

1.	The cost of voting a proxy outweighs the benefit of voting;

2.	AQR is not given enough time to process the vote;

3.	AQR has an outstanding sell order or intends to sell the applicable security prior to the voting date;

4.	There are restrictions on trading resulting from the exercise of a proxy; or

5.	Voting would cause an undue burden to AQR.

Additionally, from time to time, AQR or ISS may be unable to cast a vote prior to the cutoff date for reasons including, but not limited to, timing of transferring proxy information. AQR does not view non-voted proxy ballots to be a material issue for either the clients or AQR’s investment strategies. AQR typically follows a systematic, research-driven approach, applying quantitative tools to process fundamental information and manage risk, significantly reducing the importance and usefulness of the proxies AQR receives and votes, or causes to be voted, on behalf of its clients.

Moreover, some of AQR’s strategies primarily focus on portfolio management and research related to macro trading strategies which are implemented through the use of derivatives. These strategies typically do not hold equity securities with voting rights, but may, in certain circumstances, hold an exchange traded fund (“ETF”) for the purpose of managing market exposure. For these funds and accounts that only have a de minimis exposure to equites via an ETF used for equitization, AQR will not vote proxies.

V.	POTENTIAL CONFLICTS OF INTEREST OF THE ADVISER

AQR mitigates potential conflicts of interest by generally voting in accordance with the pre- determined voting recommendations outlined in the subscribed voting guidelines of our independent third party provider, ISS. However, from time to time, AQR may determine to vote contrary to the recommendation of ISS which could give rise to potential conflicts of interest.

In the event that AQR intends to directly vote a proxy in a manner that is inconsistent with ISS’s recommendation, the Compliance Department will examine any conflicts that exist between the interests of AQR and its clients. This examination includes, but is not limited to, a review of any material economic interest, including outside business activities, of AQR, its personnel, and its affiliates with the issuer of the security in question.

If, as a result of the Compliance Department’s examination, a material conflict of interest is found to exist, AQR will determine whether:

1.	Directly voting the meeting is in the best interests of the client;

2.	ISS’s recommendation should be followed; or

3.	The client should approve the ISS recommendation.

VI.	DISCLOSURE

Upon request, AQR will furnish a copy of this Policy to the requesting client and information on how the client’s proxies were voted. If a client requests how the client’s proxies were voted, AQR will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about:

1.	The name of the issuer;

2.	The proposal voted upon; and

3.	The election made for the proposal.

Clients may contact AQR’s Client Administration team by calling 203-742-3700 or via e-mail at Client.Admin@aqr.com for a copy of the ISS Proxy Voting Guidelines or to obtain a record of how proxies were voted for their account.

VII.	AQR FUNDS

On an annual basis, AQR will provide, or cause ISS to provide, to the AQR Funds’ administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX, which is required by Rule 30b1-4 under the Investment Company Act of 1940.2

VIII.	PROXY RECORDKEEPING

AQR will maintain the following records with respect to this Policy:

1.	A copy of the Policy, and any amendments thereto;

2.	A copy of any document AQR created that was material to making a decision how to vote proxies, or that memorializes that decision.

AQR will cause ISS to maintain the following records below under this Policy for a period of no less than 5 years as required by SEC Rule 204-2. In addition, ISS will promptly produce such records upon request. Records will include:

1.	A copy of the ISS Proxy Voting Guidelines;

2.	A copy of ISS’s policies and procedures related to voting of proxies and management of conflicts of interest;

__________________________

2 Form N-PX is required to contain an AQR Fund’s complete proxy voting record for the most recent 12-month period ended June 30 and must be filed no later than August 31 of each year.

3.	A copy of each research report prepared by ISS;

4.	A copy of each proxy ballot received; an

5.	A record of each vote cast

IX.	REVIEW OF POLICY AND PROCEDURES

The Compliance Department shall review, no less frequently than annually, the adequacy of this Policy to ensure it has been implemented effectively, including whether the Policy continues to be reasonably designed to ensure that proxies are voted in the best interests of its clients.

Governance and Sustainability

2020 Principles and Guidelines

Investment managers

Risk Factors

This communication was produced and approved in January 2020 and has not been updated subsequently. It represents views held at the time of writing and may not reflect current thinking.

The views expressed in this article are those of Baillie Gifford and should not be considered as advice or a recommendation to buy, sell or hold a particular investment. They reflect personal opinion and should not be taken as statements of fact nor should any reliance be placed on them when making investment decisions.

Potential for Profit and Loss

All investment strategies have the potential for profit and loss, your or your clients’ capital may be at risk. Past performance is not a guide to future returns.

This article contains information on investments which does not constitute independent research. Accordingly, it is not subject to the protections afforded to independent research and Baillie Gifford and its staff may have dealt in the investments concerned.

All information is sourced from Baillie Gifford & Co and is current unless otherwise stated.
The images used in this report are for illustrative purposes only.

CM12425 G&S Defining Our Approach 44166 0120

Ref: 44166 INS AR 0458

Contents	01

Contents

Introduction 03	Baillie Gifford’s Stewardship Principles
Governance and Sustainability Principles 06	Voting and Engagement Guidelines 12

02

Introduction	03

Introduction

This document sets out Baillie Gifford’s stewardship approach and how we consider governance and sustainability matters as part of our investment process. As a private partnership, we know from our own experience how critical ownership structures and corporate cultures can be to the success and longevity of a business. Too often in asset management active ownership, or ‘stewardship’, takes second place to stock selection, and governance and sustainability matters are an afterthought. As a truly long-term investor these issues are central to how Baillie Gifford invests, how we manage our own affairs and how we interact with our clients.

Our clients trust us to oversee and manage their investments for the long term. Stewardship of their holdings is a core part of this commitment. Our genuinely long-term perspective is evidenced by our low portfolio turnover relative to our industry. If you analyse a company’s business prospects over the next decade, not the next quarter, you have to think deeply about the way it interacts with a variety of stakeholders. We think that there needs to be a much more open and honest conversation among all stakeholders about how the financial sector relates to society and about the rules and behaviours that underpin those interactions.

All our investment staff are involved in our stewardship work and, as long-term investors we believe that our approach to monitoring holdings, engaging with management and voting thoughtfully supports investment performance. We are wary of prescriptive policies and rules, believing that these are often counterproductive to thoughtful and beneficial corporate stewardship. Our five core principles shape how we consider and integrate governance and sustainability matters seamlessly into our investment process. Over the following pages, we set out the principles and guidelines relating to governance and sustainability that underpin Baillie Gifford’s approach to stewardship.

04

Baillie Gifford’s Stewardship Principles	05
Baillie Gifford’s Stewardship Principles

Prioritisation of long-term value creation

We encourage company management and their boards to be ambitious and focus their investments on long-term value creation. We understand that it is easy for businesses to be influenced by short- sighted demands for profit maximisation but believe these often lead to sub-optimal long-term outcomes. We regard it as our responsibility to steer businesses away from destructive financial engineering towards activities that create genuine economic value over the long run. We are happy that our value will often be in supporting management when others don’t.

A constructive and purposeful board

We believe that boards play a key role in supporting corporate success and representing the interests of minority shareholders. There is no fixed formula, but it is our expectation that boards have the resources, cognitive diversity and information they need to fulfil these responsibilities. We believe that a board works best when there is strong independent representation able to assist, advise and constructively test the thinking of management.

Long-term focused remuneration with stretching targets

We look for remuneration policies that are simple, transparent and reward superior strategic and operational endeavour. We believe incentive schemes can be important in driving behaviour, and we encourage policies which create alignment with genuine long-term shareholders. We are accepting of significant pay-outs to executives if these are commensurate with outstanding long-run value creation, but plans should not reward mediocre outcomes. We think that performance hurdles should be skewed towards long-term results and that remuneration plans should be subject to shareholder approval.

Fair treatment of stakeholders

We believe it is in the long-term interests of companies to maintain strong relationships with all stakeholders, treating employees, customers, suppliers, governments and regulators in a fair and transparent manner. We do not believe in one-size-fits-all governance and we recognise that different shareholder structures are appropriate for different businesses. However, regardless of structure, companies must always respect the rights of all equity owners.

Sustainable business practices

We look for companies to act as responsible corporate citizens, working within the spirit and not just the letter of the laws and regulations that govern them. We believe that corporate success will only be sustained if a business’s long-run impact on society and the environment is taken into account. Management and boards should therefore understand and regularly review this aspect of their activities, disclosing such information publicly alongside plans for ongoing improvement.

06	Governance and Sustainability Principles

Governance and
Sustainability
Principles

What do we mean by ‘corporate governance’?

Corporate Governance relates to the control, oversight and management of a company. Despite the extensive regulation and national-level corporate governance codes in place, companies still have broad discretion over how they choose to be incorporated, governed and operated. As long-term investors we pay close attention to these variables, taking particular interest in the following areas of a company’s business:

1 The capital structure, articles of incorporation, and the country or countries of incorporation and listing	2 The way in which minority shareholders are treated and protected	3 How interests are aligned across management, strategic shareholders and other investors

4 The make up and effectiveness of the board of directors, the quality and performance of management, and the remuneration of key employees	5 The corporate culture and approach to sustainable business, and how relationships with customers, employees, suppliers, regulators and the wider community are managed

We focus on corporate governance not because of an interest in shareholder rights per se, but because we believe that governance really matters with respect to long-term investment performance. Our ongoing assessment of corporate governance issues may change our view on buying, selling or resizing our clients’ holdings. It also determines how we choose to vote at company meetings and how we engage with management, the two principal levers we have for influencing change.

For us, stewardship is this combination of ongoing company monitoring and ‘active ownership’ through voting and engagement.

07

What do we mean by sustainability?

We believe that a company cannot be financially sustainable in the long run if its approach to business is fundamentally out of line with what society expects of it. Our definition of 'sustainability' is deliberately broad to encapsulate a company's purpose, values, business model, culture and operating practices.

With ever-increasing scrutiny and disclosure requirements, businesses are having to pay even greater attention to their relationship with stakeholders and wider society. In response to mounting evidence of environmental challenges, the United Nations' Brundtland Report of 1987 defined sustainable development as "the kind of development that meets the needs of the present without undermining the ability of future generations to meet their own needs". For business, this can be reinterpreted as 'making profits in a way today that does not undermine the ability of the firm to generate profits in the future'.

As expectations and regulations continue to raise the bar, we closely monitor and analyse how things are developing at our holdings in this increasingly important area of business. In common with many organisations, we have found the United Nations Sustainable Development Goals to be particularly instructive as a widely-endorsed benchmark for assessing progress.

We also believe that we have a wider 'stewardship' role to play in encouraging responsible, long-term capitalism. How companies approach governance issues can have a very material impact on society, and we should continue to use our influence to encourage sustainable practices. More broadly, our business is based on our ability to invest in stable and functional public markets. It is therefore in our own interests in the long run to ensure that the business sector enjoys ongoing stakeholder support and political, legal and regulatory backing around the world. This will only happen if companies are seen to be operating with integrity and in a way that respects the interests of wider society.

08	Governance and Sustainability Principles

What do we consider to be ‘best practice’ in corporate governance?

There is no simple answer. Just as there is no universally ‘right’ way to invest in the stock market, or to manage a pension fund, there is no ‘one-size-fits-all’ step-by-step approach to corporate governance. We are open minded about what is the most appropriate way to govern and manage a company, and we are pragmatic about the significant differences in what is expected and the options available to companies across the world. For example, we don’t have a fixed view as to how a company’s board of directors should look. Effective boards can and do take many forms, and some of the least effective boards conform to the full range of widely-accepted corporate governance ‘norms’.

For this reason, we are sceptical of overly prescriptive policies and checklists when analysing, engaging and voting on corporate governance issues. In the same way as our investment research is bottom up, we prefer to take a case-by-case view on governance, focussing on what works in practice:

—	Are we consulted by management?
—	Are we respected as minority holders?
—	Is executive compensation consistent with performance?

Ultimately, we want to be in a position where we can step back and trust management to take a long-term view and to look after our clients’ interests as minority shareholders.

09

How do we embed governance and sustainability into our investment process?

Our long only, active approach to investment is based on identifying and holding high-quality growth businesses that enjoy sustainable competitive advantages in their marketplace. To do this, we look beyond current financial performance, undertaking proprietary research to build up our in-depth knowledge of an individual company and form a view on its long-term prospects. This focus on ‘bottom up’ research also applies to our work on governance and sustainability. Financially material governance and sustainability issues are routinely considered throughout the investment process however, for the majority of our funds, there are no limitations to the sectors in which we can invest.

Likewise, while the principles outlined in this document are valid across all our investment strategies, each investment strategy may take a different approach to reach the same goal of properly assessing and weighing up governance and sustainability matters within its investment process. In this regard, a subset of our investment products take governance and sustainability integration further through negative screening, positive selection or having an impact focus.

Research and engagement

Governance and sustainability are not separate from, but central to our investment process. All our investment staff share the responsibility for identifying, analysing and monitoring issues and opportunities for both existing and potential holdings. They spend significant time assessing the quality, integrity, motivation and culture of management teams, and then acting upon their convictions. The work of our dedicated Governance and Sustainability team supports this.

As active managers we have regular meetings with management and board members to identify and understand issues and to monitor performance. Analysts from the Governance and Sustainability team regularly join our investors for these meetings, in addition to holding meetings directly with company representatives to discuss specific issues.

We set clear objectives when engaging with companies on governance issues. Where we do have reservations about a company’s approach we prefer to encourage change through active ownership rather than divestment in the first instance. This may mean approaching the company directly to express our concern, holding face-to-face meetings with management and, where appropriate, voting against management. If, after a protracted period, we have been unable to exert any influence over a company on a material issue, our investment managers will consider reducing or selling our holdings.

10	Governance and Sustainability Principles

Voting

Thoughtful voting of our clients’ holdings is an integral part of our commitment to stewardship. We believe that voting should be investment led, because how we vote is an important part of the long- term investment process, which is why our strong preference is to be given this responsibility by our clients. The ability to vote our clients’ shares also strengthens our position when engaging with investee companies. Our Governance and Sustainability team oversees our voting analysis and execution in conjunction with our investment managers. Unlike many of our peers, we do not outsource any part of the responsibility for voting to third-party suppliers. We utilise research from proxy advisers for information only. Baillie Gifford analyses all meetings in-house and we endeavour to vote every one of our clients’ holdings in all markets. However, on occasion this may not be possible due to a practice known as share blocking, whereby voting these shares would prevent us from trading for a certain period. Additionally, we are not able to vote clients shares if their stock is on loan, a common industry practice which we discourage because of the potential impact on our voting rights. If we deem a meeting to be significant or contentious, we may consider requesting that clients recall any stock on loan so we can vote.

We review the merits of proposals on a case-by-case basis rather than following restrictive checklists. Checklists often by necessity revert to focussing on inputs rather than outcomes. For example, it is easier to draw up a rule dictating how many other company boards a director can be on than to try to determine whether their performance as an independent director is effective. A formulaic approach to governance can often lead to recommendations that just don’t make sense to us in an investment context – attempting to vote a successful founder CEO off the board because they are also the company chairman, for example.

We recognise that some votes can be more significant than others and that not every vote against is necessarily significant. Whether a vote is deemed significant is determined by market opinion, media scrutiny or an internal view. We disclose details of our most significant votes in our Investment Stewardship Activities report, which will be available on our website from the second quarter of 2020.

The list below is not exhaustive, but exemplifies potentially significant voting situations:

—	Baillie Gifford’s holding had a material impact on the outcome of the meeting
—	The resolution received 20% or more opposition and Baillie Gifford opposed
—	Egregious remuneration
—	Controversial equity issuance
—	Shareholder resolutions that Baillie Gifford supported and received 20% or more support from shareholders
—	Where there has been a significant audit failing
—	Where we have opposed mergers and acquisitions
—	Where we have opposed the financial statements/annual report
—	Where we have opposed the election of directors and executives.

Is ESG the same as governance and sustainability?

ESG is the acronym for ‘Environmental, Social and Governance’ issues. It has emerged as an industry short hand for a very broad range of matters relating to how a company is governed and its impact on society. Whilst it is now a widely accepted term, we prefer to focus on governance and sustainability as broader interlinked concepts which also factor in a company’s performance on environmental and social issues – a business with an unacceptable environmental record for example is a poorly governed one that should be a priority for engagement, and if necessary, voting action.

11

Investments in other asset classes – multi asset and fixed income

Our multi asset and fixed income teams invest in a range of other assets. We believe governance and sustainability factors are applicable and important across all asset classes and therefore take these issues into account as part of the investment process.

Multi-Asset – Real Assets

Within our real asset class allocations (commodities, infrastructure and property), longer-term governance and sustainability trends and factors can often be clearly identified. For example, environmental considerations may play an important role in the long-term attractiveness of a property investment or infrastructure project. As with other asset classes, our focus is on engaging with companies rather than excluding them. All relevant factors are taken into account as part of our investment analysis, and the integration of governance and sustainability factors allows a better assessment of the risks involved. Investing in these asset classes can often offer the opportunity to support sustainable projects or benefit from relevant technological developments.

Multi-Asset – External Managers

Where we invest in externally-managed vehicles as a means of accessing desired asset classes, we employ a thorough due diligence process to select and monitor investments, including seeking managerial alignment with our own governance and sustainability beliefs and practices. We engage regularly and pro-actively with the management and boards of these vehicles to monitor and progress relevant governance and performance issues.

Fixed Income – Corporate Bonds

Alongside a company’s long-term competitive position and capital structure, governance and sustainability factors are considered as a key component in assessing a bond issuer’s fundamental financial resilience. As well as providing warning signs of upcoming issues, governance and sustainability factors may also signal that a company is becoming a more attractive investment opportunity. As such, we believe additional governance and sustainability analysis adds value in both controlling risk and identifying opportunities for outperformance. The materiality of these factors will vary depending on the company’s sector, region and the strength of its financial position.

Strong governance and sustainability factors may increase our enthusiasm for an investment. Conversely, negative performance may weigh against a potential investment, causing us to hold a smaller position than we otherwise might, demand a higher risk premium, or choose not to invest.

Fixed Income – Sovereign Bonds

When we consider investing in a country’s bonds we examine key governance and sustainability factors to help consider associated risks, the country’s broad direction of travel and if our provision of capital is likely to aid its progression. We believe that if a country is governed effectively, its people are respected, and its natural assets are managed responsibly, there is a greater chance it will enjoy sustainable growth and development, as well as be in a better position to repay bond debt.

These factors are integrated into our analytical framework, which rests on three key areas: macroeconomic sustainability, economic management and growth potential. This framework allows us to identify and focus on the risks specific to the potential investment being analysed, from political stability in one country to environmental pressure in another, and to monitor these risks on an ongoing basis.

13

Voting and engagement
guidelines

Introduction

We believe that ‘active ownership’ of our clients’ holdings is as important as selecting the right investments in the first instance. These guidelines describe our approach to proxy voting and company engagement, the key levers of active ownership, often described as ‘stewardship’. We have aligned these guidelines with our Stewardship Principles, detailed earlier, as we believe our voting and engagement activities are key levers of active ownership, often described as ‘stewardship’.

While the guidelines are intended to provide an insight into how we approach voting and engagement on our clients’ behalf, it is important to note that we assess every company individually. In voting, we will always evaluate proposals on a case-by-case basis, based on what we believe to be in the best long-term interests of our clients, rather than rigidly applying a policy.

Furthermore, just as our approach to investment is based around empowered and independent teams, our voting and engagement is investment-team led, and all members of our investment staff are involved in our ongoing work on stewardship. In keeping with our decentralised and autonomous culture, our investment teams will, on occasion, elect to vote differently on the same general meeting resolutions. Where this happens, we report accordingly in the proxy voting disclosure on our website. We also have clear processes in place to identify, prevent and manage potential proxy voting related conflicts of interest. Baillie Gifford’s firm-wide conflict of interest disclosure is available on our website. While these guidelines primarily relate to listed equities, we also carefully consider relevant governance and sustainability issues in voting, research and engagement for other asset classes, such as fixed income and unlisted equity investments.

Core to the way in which we invest is that our investment staff meet with company leadership teams to understand their business strategy and to discuss and monitor progress, both before and after taking a holding. We believe that ongoing dialogue between investors and companies on strategic issues can protect and enhance our clients’ long-term returns. However, we are equally mindful of not attempting to ‘micro-manage’ our holdings in areas where we have no special expertise or insight, or distracting management from their core role of running the business for the long-term.

Prior to taking any voting action, we usually address specific governance and sustainability concerns by engaging directly with the company. What we engage on is informed by our own research. It will vary between geographic regions, industry sectors and between individual companies, but will typically cover areas set out within these guidelines. When appropriate, we engage collaboratively with other shareholders through a range of industry organisations and associations. Full details of the industry organisations that we support are available on our website.

14	Voting and Engagement Guidelines

Prioritisation of long-term value creation

Equity Issuance

We consider companies’ requests to raise additional capital with or without pre-emptive rights on a case-by-case basis, taking account of their specific circumstances and local market practice. We view excessive equity issuances as potentially destructive to creating long-term value. We believe that pre-emptive rights are important to protect shareholders from being detrimentally diluted, although we recognise that in some instances it is appropriate for companies to have the flexibility to issue shares without first offering them to existing shareholders on a pre-emptive basis. We also typically prefer that shareholders are given the opportunity to vote on large amounts of capital issuance. In both instances, the onus is on the board to clearly demonstrate that the request is necessary and proportionate.

Although individual investment teams’ preferences vary, we typically approve requests to issue up to 5 per cent of authorised capital without pre-emption rights and up to 20 per cent of authorised capital with pre-emption rights, unless we have concerns about a company’s leadership, capital allocation track record or proposed use of funds. Beyond these limits, we evaluate requests individually based on the views of our investment teams.

Share Repurchase

Share repurchases, when executed in a thoughtful and appropriate manner, can play an important role in creating long-term value. Boards should be clear about how the share repurchase authority will be used. We typically approve share repurchases up to 15 per cent of authorised capital, dependent upon the share price at which shares will be repurchased. Above this limit, we evaluate requests on a case-by-case basis considering the views of our investment teams.

Allocation Of Income And Dividends

We support the efficient and effective use of shareholder capital and normally expect to vote in favour of the allocation of any dividend. However, many profitable companies (especially in Japan) continue to propose unusually low dividend payments without an adequate explanation, deciding to retain cash on their balance sheets. In such instances, we typically oppose the proposed dividend.

Additionally, if we have significant and ongoing concerns over a company’s capital allocation policy, we endeavour to engage with management to encourage them to improve their practices and, if this proves ineffective, will take appropriate voting action.

Mergers, Acquisitions And Disposals

Corporate restructuring such as mergers, acquisitions and disposals can clearly have a very significant impact on shareholder value. When done well, successful mergers or acquisitions can accelerate a company’s growth and increase its market share. However, when used inappropriately, they can be destructive to long-term value creation. It can be difficult to successfully integrate acquired companies, particularly when they each have distinctive company cultures. Therefore, we carefully consider all such proposals on a case-by-case basis.

Political Donations

We generally oppose all resolutions that seek approval for intentional political contributions, and we will usually support shareholder resolutions which oblige companies to report to shareholders on their political contributions.

15

16	Voting and Engagement Guidelines

A constructive and purposeful board

Board Effectiveness

Effective company boards should perform a number of key functions. First and foremost, they should provide oversight to executive management teams, regularly reviewing performance against a defined strategy, recognising and supporting success but taking firm action if changes of direction or leadership are required. Specifically, we expect boards to perform the following important functions:

—	To undertake effective succession planning for key roles
—	To put in place an appropriate and effective remuneration plan to attract, retain, motivate and direct key executives
—	To establish the necessary risk management framework and controls on corporate activity
—	To review and, where necessary, challenge key capital allocation decisions, ensuring that management teams are taking a long-term approach to business planning
—	To appoint, monitor and set the remuneration for a suitably qualified and independent financial auditor
—	To undertake a formal and transparent process for nominations and appointments to the board, the details of which should be fully disclosed in the annual report
—	To regularly evaluate the effectiveness of their own work, taking appropriate measures to address any priority issues
—	To ensure that management are working within the legal and regulatory norms of their countries of operation and that stakeholders of the business are treated fairly
—	To ensure the material social and environmental impacts of the business are considered and to make necessary improvements to support the sustainable growth of the business

If a board of directors is persistently failing to exercise one or more of these key responsibilities, we aim to engage with the company in the first instance and then consider taking additional voting action if appropriate.

17

Board Composition

When considering board composition, we generally prefer to see the following features:

—	A majority of independent non- executive directors on the main board, and fully independent audit and remuneration committees of three members or more
—	The appointment of a senior or lead independent director
—	An effective mix of qualifications, experience and diversity
—	Directors with sufficient time to focus on their responsibilities, given their other commitments and directorships

Companies should be able to demonstrate an appropriate level of commitment, independence and diversity on the board. If the board composition or that of its subcommittees very different from these expectations, we aim to engage with the company in the first instance, and may also consider taking additional voting action against appropriate directors.

We also believe that independent directors should be periodically available to engage with shareholders.

The Roles Of Chairman, Chief Executive And Senior (Or Lead) Independent Director

We generally support separating the roles of chairman and chief executive, although we recognise that these roles have been very successfully combined in a number of our holdings. If the roles are combined, there should ideally be a majority of independent directors on the board. The board should also appoint a senior or lead independent director with clearly defined responsibilities separate from that of the chairman to mitigate the risks associated with combining the positions. This should include the senior independent director having the right to periodically convene a meeting of the independent directors with the full support of the company. Additional actions to strengthen corporate governance should be considered where appropriate, such as enhanced authorisation, audit and disclosure requirements.

We also typically prefer that companies do not appoint a retiring CEO as chairman, however we recognise that in exceptional cases this may be in shareholders’ best interests. In these circumstances, the board should explain why it is appropriate and we will consider the justification on a case- by-case basis.

Director Tenure

We believe that companies should be mindful of the value of periodically refreshing the membership of the board of directors. While we recognise the value that long-serving directors can bring in terms of continuity and experience, when a director’s tenure exceeds nine years of service we will no longer consider the director to be independent. This is in keeping with the UK Corporate Governance Code.

18

Voting and Engagement Guidelines	19

Long-term focused remuneration with stretching targets

Effective remuneration policies help to recruit, retain and motivate the best available talent, while also incentivising management to focus on the right long- term priorities for the business. We encourage our investee companies to develop robust and transparent pay practices which provide clear alignment with long-term shareholders, reward outstanding performance and which mitigate against excessive risk taking or unintended consequences arising from a narrow focus on inappropriate targets. In addition to this, companies should take due account of increasing public scrutiny of executive pay practices and should be cognisant of the reputational and regulatory risks of excessive or inequitable pay practices. We believe that substantive changes to executive remuneration policies should be submitted to a shareholder vote. We also welcome the opportunity to engage with our investee companies on material remuneration matters.

To achieve the right overall balance, we expect the Remuneration Committee to take full responsibility for this process, taking independent advice as necessary. They should retain discretion to make upward or downward revisions in exceptional circumstances, particularly where such action is clearly aligned with long-term shareholder interests. For us to effectively assess a company’s executive remuneration, it is essential that we receive timely disclosure. Therefore, early in their deliberations, we look to receive clear and concise information about the design of the scheme, the underlying targets that are used to assess performance awards, and the total quantum of reward that is possible.

We review each policy on a case-by-case basis and are prepared to support innovative structures which do not necessarily fit within conventional practices, but which are appropriate for a company’s individual circumstances. When reviewing remuneration proposals, we generally favour the following:

—	We prefer that a substantial proportion of total reward potential for senior executives is made up of variable performance-based pay that it is subject to deferral and clawback provisions. Performance for long-term incentives should be measured over a minimum three-year period. However, we acknowledge that for some businesses restricted stock plans may be more suitable. We expect the board to clearly justify why this structure is suitable and assess the appropriateness of such proposals on an individual basis.
—	We typically favour the use of a maximum cap on long-term incentive schemes to limit the total compensation available at an appropriate level.
—	While we recognise that circumstances can change, we prefer investee companies’ pay policies to be consistent long-term structures and are therefore not usually supportive of regular changes or subsequent amends.

Typically, we would not support the following pay practices:

—	Repricing of equity awards
—	Retesting of performance conditions
—	Vesting of incentive awards for below median performance
—	Incentive-based awards for non-executive directors
—	Severance agreements which (i) are excessive relative to market practice and/or (ii) allow accelerated vesting of variable pay awards without pro-rating for time and performance.

When a company’s remuneration policy or report is significantly below expectations we will consider taking voting action against any relevant pay proposals on the ballot, against the chairman of the Remuneration Committee and, where appropriate, against the chairman of the board and other independent directors.

20	Voting and Engagement Guidelines

Fair treatment of stakeholders

Annual General Meetings

All listed companies should aim to ensure that an annual shareholder meeting takes place where substantive matters are submitted for shareholder approval. All shareholders should be actively solicited for their voting instructions. All paperwork, particularly the annual report signed off by the appointed auditor, should be available to investors well in advance of the meeting. This enables due consideration by investors of any matters ahead of any relevant regulatory and market proxy voting deadlines. In the limited number of markets where the above features are not common practice, we engage with issuers and relevant third parties to encourage change and consider taking voting action where appropriate.

Director Elections

As a general principle, we believe that all directors should be subject to annual, individually proposed, majority voting, standard elections. Currently, there are several alternatives:

—	‘plurality voting’ enables uncontested board nominees to be elected with a single affirmative vote, even if all other votes are withheld
—	‘cumulative voting’ allows shareholders to direct all or any of their votes to single or multiple directors
—	‘bundled’ director elections are when several or all directors are proposed as a single resolution, without the ability to support or oppose individual directors
—	‘classified’ boards is the term for when only a subset of directors is put up for election each year.

We believe that each of these alternatives can potentially undermine individual director accountability, although we recognise that there may on occasions be company specific circumstances that support such voting arrangements.

We are supportive of management and shareholder resolutions calling for alternative director voting procedures to be replaced by a simple majority voting standard on an annual basis. When asked to vote in cumulative elections, we typically allocate our votes equally across independent directors on the ballot, unless we have specific concerns about their effectiveness or a desire to see a particular director on the board.

21

Auditors

The appointment of auditors should ideally be submitted to an annual shareholder vote. We will consider voting against the auditors’ appointment if we have concerns about their independence, level of non-audit fees, audit quality, or where a company changes its auditor without providing an adequate explanation to shareholders.

We believe that it is good practice to rotate the lead audit partner at least every five years and to limit continuous audit firm tenure to no more than twenty years, in line with current guidelines across a number of markets.

Non-audit fees paid to the audit firm should not typically exceed audit fees, except for a limited period (and not for more than two consecutive years) where there are exceptional circumstances which support that position. In this case, the company should provide additional disclosure on the nature of the non-audit work undertaken by the audit firm.

Appointment Of Statutory Auditors (Japan)

Statutory auditors play an important role in defining audit policy in the Japanese market, supervising the external audit of a company’s financial statements and advising the board. Given their responsibilities we prefer outside nominees. We assess internal candidates on a case-by-case basis, considering the materiality of their relationship with the company and the presence of other external statutory auditors.

Proxy Access

Proxy access is the ability for a shareholder or group of shareholders to nominate candidates to the board. We are supportive of proxy access in principle, believing that long-term shareholders should have the ability to place director nominees on the proxy ballot. While we are likely to support proposals based on the terms outlined above, we review each resolution individually. We also welcome the opportunity to engage with investee companies to help structure an appropriate policy which enhances board accountability and responsiveness to shareholders but also limits potential abuse by shareholders without a meaningful long-term interest in the company.

‘Poison Pill’ Anti-Takeover Devices

We generally oppose proposals for new anti-takeover devices, particularly when introduced post-Initial Public Offering. We also usually support shareholder proposals that request a company to submit a shareholder rights plan to a shareholder vote or to revoke a poison pill.

We evaluate proposals to modify or remove existing shareholder rights plans or poison pills on a case-by- case basis. While many anti-takeover devices have the potential to entrench management and damage shareholder value, there may be certain growth- oriented companies and sectors where an element of protection from short-term market priorities can support long-term shareholder value creation.

22	Voting and Engagement Guidelines

Articles Of Association

We review amendments to a company’s articles of association within the context of the company’s business strategy and shareholders’ best interests. Accordingly, we usually oppose any proposed changes that have the potential to erode shareholders’ rights.

Shareholder Resolutions

Shareholder resolutions are a mechanism permitted in a number of markets which enable shareholders to table proposals at company meetings relating to any aspect of a company’s business. These proposals often request that companies improve their approach to environmental and social issues. Shareholder proposals can be a useful mechanism to hold companies accountable on their wider impact on stakeholders. We review each resolution on a case-by-case basis. We do not expect these proposals to be repetitive, prescriptive or to seek to micromanage companies. Prior to voting, we consider the company’s current approach to the issue, its response to the resolution, and whether the resolution is workable and in the best interests of all stakeholders.

Bundled Resolutions

In some markets it is still common for companies to ‘bundle’ together proposals, such as the election of directors, or amendments to articles of association. This practice reduces shareholder discretion by preventing voting on separate issues. For example, if shareholders have concerns about one specific director, the only option may be to vote in favour or against the entire board, which may be counterproductive. Nonetheless, we vote against bundled resolutions where we have serious concerns and it is in shareholders’ best interests for us to do so. We communicate our views to the company and encourage them to isolate all relevant matters as separate resolutions in the future.

23

Related Party Transactions

As a general principle, we believe that large shareholders should recuse themselves from voting if they are involved in related party transactions. Most markets have specific disclosure rules on related party transactions and require approval from minority shareholders. We consider such transactions carefully to determine if they are appropriate and in our clients’ best interests.

Multi Class Share Structures

The use of dual and multi class share structures is common in a number of regions where listing rules allow. While the one-share, one-vote principle clearly aligns voting rights and economic rights for all holders, we appreciate that multiple share structures with different voting rights can enhance long-termism and protect the strategy and culture of some organisations. Accordingly, we assess all proposals to introduce additional share classes or amend existing voting rights on a case-by-case basis.

Disclosure

Levels of disclosure vary significantly between sectors and countries. We believe that all material issues should be set out succinctly in an annual report, and that the approach to governance and sustainability matters should be reported in the context of the whole range of risks and opportunities faced by the company.

When disclosure on key financial, governance and sustainability information is significantly below expectations and impedes us exercising our stewardship responsibilities for our clients, we endeavour to engage with the company in the first instance and consider taking appropriate voting action thereafter, where necessary.

24	Voting and Engagement Guidelines

Sustainable business practices

We believe that a company cannot be financially sustainable in the long run if its approach to business is fundamentally out of kilter with changing society expectations. We consider each of the following sustainability risks and opportunities in the context of our overall focus on long-term investment performance.

As a minimum, we expect all holdings to operate in accordance with the principles and standards set out in the United Nations Global Compact. When a company’s performance on any of the following issues is significantly below what is expected, making it a material risk to the long-term performance of their business, we will engage with management in the first instance, before considering taking appropriate voting action.

We expect that all our holdings to operate their businesses in a way that takes account of all relevant legal and regulatory guidelines and which is supportive of good stakeholder relations. Relevant areas of practice include responsible marketing, governance of data privacy and security, responsible taxation approaches and how the company manages product and service issues, such as product quality and integrity, complaint handling, safety recalls and compensation.

Diversity

We believe that employee diversity is an increasingly important issue for all businesses, and we expect our holdings to take steps to understand and, where necessary, improve any aspect of employee diversity. We further expect businesses to carefully monitor and manage the culture within their organisation to ensure that all employees are treated with respect in the workplace. There should be suitable policies and processes in place to ensure that inappropriate behaviour is identified and addressed.

Combating Bribery And Corruption

We expect all our holdings to work against corruption in all its forms, including extortion and bribery. For companies in the extractive industries, we support active participation in the Extractive Industries Transparency Initiative. We expect to see apt conduct and compliance programmes reinforced by leadership, policies and training, and appropriate reporting procedures such as confidential ‘whistle-blower’ lines. We would also not ordinarily expect our holdings to make political donations or contributions to ‘politically exposed’ charitable organisations.

Human Rights And Labour Rights

We expect all our holdings to respect internationally accepted human rights and labour rights throughout their business operations and value chain. As a minimum, this should include the maintenance of health, safety and wellbeing management systems, particularly in high-risk sectors; the management of exposure to labour and human rights risks throughout their value chain, especially human slavery; and encouraging positive relationships with local communities.

Climate Change And Other Environmental Impacts And Risks

We expect all our holdings to undertake steps to understand the environmental risks confronting their business and to manage the environmental impacts relating to their business, with a specific focus on climate change where the risks, and/or opportunities are material. Climate-related risks may include: environmental regulation and taxation, resource availability, business and/or supply chain disruption, and changing customer expectations. Financial risks may include: increased capital expenditure, reduced revenues and expenses relating to property/ asset adaptation, or repair.

Companies should take all appropriate steps to reduce direct and indirect greenhouse gas emissions, integrate climate change policies into business strategies, and enhance disclosure on climate change and other significant environmental risks. Doing so means investors can reliably assess and compare associated investment risks and opportunities.

As part of our commitment to the Taskforce for Climate related Financial Disclosure (TCFD), we will publish our first TCFD report by the end of 2020.

Stewardship Reporting

We publicly disclose on our website all our voting decisions and companies we have engaged with on a quarterly basis. Additionally, existing clients receive detailed voting and engagement notes, where applicable, in their quarterly reports.

For more information on how we implement our voting and engagement guidelines, including detail on the most significant votes, please see our Investment Stewardship Activities report. This will be available on the Governance and Sustainability section of our website from the second quarter of 2020.

Important Information

Baillie Gifford & Co and Baillie Gifford & Co Limited are authorised and regulated by the Financial Conduct Authority (FCA). Baillie Gifford & Co Limited is an Authorised Corporate Director of OEICs.

Baillie Gifford Overseas Limited provides investment management and advisory services to non-UK Professional/ Institutional clients only. Baillie Gifford Overseas Limited is wholly owned by Baillie Gifford & Co. Baillie Gifford & Co and Baillie Gifford Overseas Limited are authorised and regulated by the FCA in the UK.

Persons resident or domiciled outside the UK should consult with their professional advisers as to whether they require any governmental or other consents in order to enable them to invest, and with their tax advisers for advice relevant to their own particular circumstances.

Hong Kong

Baillie Gifford Asia (Hong Kong) Limited

柏基亞洲(香港)有限公司 is wholly owned by Baillie Gifford Overseas Limited and holds a Type 1 licence from the Securities & Futures Commission of Hong Kong to market and distribute Baillie Gifford’s range of collective investment schemes to professional investors in Hong Kong. Baillie Gifford Asia (Hong Kong) Limited 柏基亞洲(香港)有限公司 can be contacted at 30/F, One International Finance Centre, 1 Harbour View Street, Central, Hong Kong. Telephone +852 3756 5700.

South Korea

Baillie Gifford Overseas Limited is licensed with the Financial Services Commission in South Korea as a cross border Discretionary Investment Manager and Non-discretionary Investment Adviser.

Japan

Mitsubishi UFJ Baillie Gifford Asset Management Limited (‘MUBGAM’) is a joint venture company between Mitsubishi UFJ Trust & Banking Corporation and Baillie Gifford Overseas Limited. MUBGAM is authorised and regulated by the Financial Conduct Authority.

Australia

This material is provided on the basis that you are a wholesale client as defined within s761G of the Corporations Act 2001 (Cth). Baillie Gifford Overseas Limited (ARBN 118 567 178) is registered as a foreign company under the Corporations Act 2001 (Cth). It is exempt from the requirement to hold an Australian Financial Services License under the Corporations Act 2001 (Cth) in respect of these financial services provided to Australian wholesale clients. Baillie Gifford Overseas Limited is authorised and regulated by the Financial Conduct Authority under UK laws which differ from those applicable in Australia.

South Africa

Baillie Gifford Overseas Limited is registered as a Foreign Financial Services Provider with the Financial Sector Conduct Authority in South Africa.

North America

Baillie Gifford International LLC is wholly owned by Baillie Gifford Overseas Limited; it was formed in Delaware in 2005. It is the legal entity through which Baillie Gifford Overseas Limited provides client service and marketing functions in America as well as some marketing functions in Canada. Baillie Gifford Overseas Limited is registered as an Investment Adviser with the Securities & Exchange Commission in the United States of America.

Europe

Baillie Gifford Investment Management (Europe) Limited provides investment management and advisory services to European (excluding UK) clients. It was incorporated in Ireland in May 2018 and is authorised by the Central Bank of Ireland. Through its MiFID passport, it has established Baillie Gifford Investment Management (Europe) Limited (Frankfurt Branch) to market its investment management and advisory services and distribute Baillie Gifford Worldwide Funds plc in Germany. Baillie Gifford Investment Management (Europe) Limited is a wholly owned subsidiary of Baillie Gifford Overseas Limited, which is wholly owned by Baillie Gifford & Co.

BAILLIE
GIFFORD.
ACTUAL
INVESTORS.

bailliegifford.com/actual-investors

Calton Square, 1 Greenside Row, Edinburgh EH1 3AN

Telephone +44 (0)131 275 2000 / www.bailliegifford.com

Copyright © Baillie Gifford & Co 2019.

BlackRock Investment Stewardship

Global Principles

Effective as of January 2021

BlackRock.

Contents

Introduction to BlackRock	3
Philosophy on investment stewardship	3
Key themes	4
Boards and directors	5
Auditors and audit-related issues	7
Capital structure, mergers, asset sales and other special transactions	7
Compensation and benefits	8
Environmental and social issues	9
General corporate governance matters and shareholder protections	10
Shareholder proposals	10
BlackRock’s oversight of our investment stewardship activities	11
Vote execution	11
Conflicts management policies and procedures	12
Voting guidelines	13
Reporting and vote transparency	13

The purpose of this document is to provide an overarching explanation of BlackRock’s approach globally to our responsibilities as a shareholder on behalf of our clients, our expectations of companies, and our commitments to clients in terms of our own governance and transparency.

If you would like additional information, please contact: ContactStewardship@blackrock.com

Introduction to BlackRock

BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world. As part of our fiduciary duty to our clients, we have determined that it is generally in the best long-term interest of our clients to promote sound corporate governance through voting as an informed, engaged shareholder. This is the responsibility of the Investment Stewardship Team.

Philosophy on investment stewardship

Companies are responsible for ensuring they have appropriate governance structures to serve the interests of shareholders and other key stakeholders. We believe that there are certain fundamental rights attached to shareholding. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ best interests to create sustainable value. Shareholders should have the right to vote to elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws. Shareholders should be able to vote on matters that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure. In order to make informed decisions, we believe that shareholders have the right to sufficient and timely information. In addition, shareholder voting rights should be proportionate to their economic ownership—the principle of “one share, one vote” helps achieve this balance.

Consistent with these shareholder rights, we believe BlackRock has a responsibility to monitor and provide feedback to companies, in our role as stewards of our clients’ investments. BlackRock Investment Stewardship (“BIS”) does this through engagement with management teams and/or board members on material business issues including environmental, social, and governance (“ESG”) matters and, for those clients who have given us authority, through voting proxies in the best long-term economic interests of our clients. We also participate in the public debate to shape global norms and industry standards with the goal of a policy framework consistent with our clients’ interests as long-term shareholders.

BlackRock looks to companies to provide timely, accurate, and comprehensive reporting on all material governance and business matters, including ESG issues. This allows shareholders to appropriately understand and assess how relevant risks and opportunities are being effectively identified and managed. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what supports sustainable long-term value creation, we will engage with a company and/or use our vote to encourage a change in practice.

BlackRock views engagement as an important activity; engagement provides us with the opportunity to improve our understanding of the business and ESG risks and opportunities that are material to the companies in which our clients invest. As long-term investors on behalf of clients, we seek to have regular and continuing dialogue with executives and board directors to advance sound governance and sustainable business practices, as well as to understand the effectiveness of the company’s management and oversight of material issues. Engagement is an important mechanism for providing feedback on company practices and disclosures, particularly where we believe they could be enhanced. We primarily engage through direct dialogue but may use other tools such as written correspondence to share our perspectives. Engagement also informs our voting decisions.

We vote in support of management and boards where and to the extent they demonstrate an approach consistent with creating sustainable long-term value. If we have concerns about a company’s approach, we may choose to engage to explain our expectations. Where we consider that a company has failed to address one or more material issues within an appropriate timeframe, we may hold directors accountable or take other voting actions to signal our concerns. We apply our voting guidelines to achieve the outcome we believe is most aligned with our clients’ long-term economic interests.

12

Key themes

We recognize that accepted standards and norms of corporate governance differ between markets; however, there are sufficient common threads globally to identify this overarching set of principles (the “Principles”) which are anchored in transparency and accountability. At a minimum, we expect companies to observe the accepted corporate governance standards in their domestic market or to explain why not doing so supports sustainable long-term value creation.

Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to specific ballot items for shareholder meetings.

These Principles cover seven key themes:

●	Boards and directors
●	Auditors and audit-related issues
●	Capital structure, mergers, asset sales, and other special transactions
●	Compensation and benefits
●	Environmental and social issues
●	General corporate governance matters and shareholder protections
●	Shareholder proposals

13

Boards and directors

The performance of the board is critical to the economic success of the company and the protection of shareholders’ interests. As part of their responsibilities, board members owe fiduciary duties to shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of our engagements and sees the election of directors as one of our most important responsibilities in the proxy voting context.

We support boards whose approach is consistent with creating sustainable long-term value. This includes the effective management of strategic, operational, and material ESG factors and the consideration of key stakeholder interests. Our primary focus is on the performance of the board of directors. The board should establish and maintain a framework of robust and effective governance mechanisms to support its oversight of the company’s strategic aims. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s purpose. Disclosure of material issues that affect the company’s long-term strategy and value creation, including material ESG factors, is essential for shareholders to be able to appropriately understand and assess how the board is effectively identifying, managing, and mitigating risks.

Where a company has not adequately disclosed and demonstrated these responsibilities, we will consider withholding our support for the re-election of directors whom we hold accountable. We assess director performance on a case-by-case basis and in light of each company’s particular circumstances, taking into consideration our assessment of their governance, sustainable business practices, and performance. In serving the interests of shareholders, the responsibility of the board of directors includes, but is not limited to, the following:

●	Establishing an appropriate corporate governance structure
●	Supporting and overseeing management in setting long-term strategic goals, applicable measures of value-creation and milestones that will demonstrate progress, and steps taken if any obstacles are anticipated or incurred
●	Providing oversight on the identification and management of material, business operational and sustainability-related risks
●	Overseeing the financial resilience of the company, the integrity of financial statements, and the robustness of a company’s Enterprise Risk Management1 frameworks
●	Making decisions on matters that require independent evaluation which may include mergers, acquisitions and disposals, activist situations or other similar cases
●	Establishing appropriate executive compensation structures
●	Addressing business issues, including environmental and social issues, when they have the potential to materially impact the company’s long-term value

There should be clear definitions of the role of the board, the committees of the board and senior management. We set out below ways in which boards and directors can demonstrate a commitment to acting in the best interests of long-term shareholders. We will seek to engage with the appropriate directors where we have concerns about the performance of the company, board, or individual directors. As noted above, we believe that when a company is not effectively addressing a material issue, its directors should be held accountable.

____________________________

1 Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. (Committee of Sponsoring Organizations of the Treadway Commission (COSO), Enterprise Risk Management — Integrated Framework, September 2004, New York, NY).

14

Regular accountability

BlackRock believes that directors should stand for re-election on a regular basis, ideally annually. In our experience, annual re-elections allow shareholders to reaffirm their support for board members or hold them accountable for their decisions in a timely manner. When board members are not re-elected annually, we believe it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for re-election at each annual general meeting.

Effective board composition

Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect the evolution of the company’s strategy and the market environment. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and in a manner that supports both continuity and appropriate succession planning. We expect companies to keep under regular review the effectiveness of its board (including its size), and assess directors nominated for election or re-election in the context of the composition of the board as a whole. This assessment should consider a number of factors, including the potential need to address gaps in skills or experience, the diversity of the board, and the balance of independent and non-independent directors. We also consider the average tenure of the overall board, where we are seeking a balance between the knowledge and experience of longer-serving members and the fresh perspectives of newer members.

When nominating new directors to the board, there should be detailed information on the individual candidates in order for shareholders to assess the suitability of an individual nominee and the overall board composition. These disclosures should give a clear sense of how the collective experience and expertise of the board aligns with the company’s long-term strategy and business model. We also expect disclosures to demonstrate how diversity is accounted for within the proposed board composition, including demographic factors such as gender, ethnicity, and age; as well as professional characteristics, such as a director’s industry experience, specialist areas of expertise, and geographic location.

We expect there to be a sufficient number of independent directors, free from conflicts of interest or undue influence from connected parties, to ensure objectivity in the decision-making of the board and its ability to oversee management. Common impediments to independence may include but are not limited to:

●	Current or recent employment at the company or a subsidiary
●	Being, or representing, a shareholder with a substantial shareholding in the company
●	Interlocking directorships
●	Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company

BlackRock believes that the board is able to fulfill its fiduciary duty when there is a clearly independent, senior non-executive director to chair it or, where the chairman is also the CEO (or is otherwise not independent), a lead independent l director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent director or another appropriate director should be available to shareholders in those situations where an independent director is best placed to explain and justify a company’s approach.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that objective oversight of such matters is best achieved when the board forms committees comprised entirely of independent directors. In many markets, these committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.

Sufficient capacity

As the role of a director is demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that every director has the capacity to meet all of his/her responsibilities - including when there are unforeseen events – and therefore, he/she should not take on an excessive number of roles that would impair his/her ability to fulfill his/her duties.

15

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified.

The accuracy of financial statements, inclusive of financial and non-financial information, is clearly of paramount importance to BlackRock. Investors’ views on financial materiality are developing to encompass a broader range of risks. Over time, we expect increased scrutiny of the assumptions underlying financial reports.

In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and non-financial information, internal control frameworks, and Enterprise Risk Management systems. BlackRock believes that effective audit and risk committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.

We hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. Audit committees or equivalent should have clearly articulated charters that set out the committee’s responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee memberships.

We take particular note of critical accounting matters, cases involving significant financial restatements or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or Internal Audit function.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.

Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. The audit committee or equivalent should periodically review the company’s risk assessment and risk management policies and significant risks and exposures identified by management, the internal auditors or the independent accountants, and management’s steps to address them. In the absence of robust disclosures, we may reasonably conclude that companies are not adequately managing risk.

Capital structure, mergers, asset sales, and other special transactions

The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.

Effective voting rights are basic rights of share ownership and we believe strongly in one vote for one share as a guiding principle that supports effective corporate governance. Shareholders, as the residual claimants, have the strongest interest in protecting company value, and voting power should match economic exposure.

In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights as it violates the fundamental corporate governance principle of proportionality, and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for dual-class listings. We believe that such companies should review these share class structures on a regular basis or as company circumstances change. Additionally, they should receive shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.

16

In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executives’ and/or board members’ financial interests in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors, and ideally, the terms have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted shareholders.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We expect any so-called ‘shareholder rights plans’ proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter for continuation.

Compensation and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is linked with performance that aligns with shareholder interests, particularly the generation of sustainable long-term value. We would expect the compensation committee to carefully consider the specific circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation plans incorporate appropriate and rigorous performance metrics consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent board members accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance that drives value creation. We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee, we expect disclosure relating to how and why the discretion was used, and further, how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking rather than a rigorous measure of outperformance.

We support incentive plans that foster the sustainable achievement of results consistent with the company’s long-term strategic initiatives. The vesting timeframes associated with incentive plans should facilitate a focus on long-term value creation. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to forgo rewards when they are not justified by actual performance and/or when compensation was based on faulty financial reporting or deceptive business practices. We also favor recoupment from any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practice.

Non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

17

Environmental and social issues

We believe that well-managed companies will deal effectively with material ESG factors relevant to their businesses. As stated throughout this document, governance is the core structure by which boards can oversee the creation of sustainable long-term value —appropriate risk oversight of environmental and social (“E&S”) considerations stems from this construct.

Robust disclosure is essential for investors to effectively gauge companies’ business practices and strategic planning related to E&S risks and opportunities. When a company’s reporting is inadequate, investors, including BlackRock, will increasingly conclude that companies are not adequately managing risk. Given the increased understanding of material sustainability risks and opportunities, and the need for better information to assess them, BlackRock will advocate for continued improvement in companies’ reporting and will hold management and/or directors accountable where disclosures or the business practices underlying them are inadequate.

BlackRock views the recommendations of the Task Force on Climate-related Financial Disclosures (TCFD) and the standards put forward by the Sustainability Accounting Standards Board (SASB) as appropriate and complementary frameworks for companies to adopt for the disclosure of financially material sustainability information. While the TCFD framework was crafted with the aim of climate-related risk disclosure, the four pillars of the TCFD – Governance, Strategy, Risk Management, and Metrics and Targets – are a useful way for companies to disclose how they identify, assess, manage, and oversee a variety of sustainability-related risks and opportunities. SASB’s industry-specific guidance (as identified in its materiality map) is beneficial in helping companies identify key performance indicators (KPIs) across various dimensions of sustainability that are considered to be financially material and decision-useful within their industry,

Accordingly, we ask companies to:

·	Disclose the identification, assessment, management, and oversight of sustainability-related risks in accordance with the four pillars of TCFD; and
·	Publish SASB-aligned reporting with industry-specific, material metrics and rigorous targets2.

Companies may also adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry specific initiatives on managing specific operational risks may be useful. Companies should disclose any global standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices.

Climate risk

BlackRock believes that climate change has become a defining factor in companies’ long-term prospects. We expect every company to help their investors understand how the company may be impacted by climate-related risk and opportunities, and how they are considered within strategy. Specifically, we expect companies to articulate how they are aligned to a scenario in which global warming is limited to well below 2°C and is consistent with a global aspiration to reach net zero GHG emissions by 20503.

The public and private sectors have roles to play in aligning greenhouse gas reduction efforts with targets based on science, where available, to curb the worst effects of climate change and reach the global goal of carbon neutrality by the mid-century. Companies have an opportunity to utilize and contribute to the development of current and future low-carbon transition technologies, which are an important consideration for the rate at which emissions can be reduced. We expect companies to disclose how they are considering these challenges, alongside opportunities for innovation, within their strategy and emissions reduction efforts.

____________________________

2 See our commentary on our approach to engagement on TCFD and SASB aligned reporting for greater detail of our expectations.

3 The global aspiration is reflective of aggregated efforts; companies in developed and emerging markets are not equally equipped to transition their business and reduce emissions at the same rate—those in developed markets with the largest market capitalization are better positioned to adapt their business models at an accelerated pace. Government policy and regional targets may be reflective of these realities.

18

Key stakeholder interests

Given our expectation that companies operate in long-term shareholders’ interests to create sustainable value and fulfill their purpose, BlackRock believes that companies should take due account of their key stakeholders' interests. It is for each company to determine its key stakeholders based on what is material to its business, but they are likely to include employees, business partners (such as suppliers and distributors), clients and consumers, government and regulators, and the communities in which they operate, as well as investors.

Having regard to the interests of key stakeholders recognizes the collective nature of long-term value creation, and the extent to which each company’s prospects for growth are tied to its ability to foster strong sustainable relationships with those stakeholders. Companies should articulate how they address adverse impacts that could arise from their business practices and affect critical business relationships with their stakeholders. We expect companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts, and grievance mechanisms to remediate any actual adverse impacts. The maintenance of trust within these relationships is often equated with a company’s social license to operate.

To ensure transparency and accountability, companies should report on how they have identified their key stakeholders and considered their interests in business decision-making, demonstrating the applicable governance, strategy, risk management, and metrics and targets. This approach should be overseen by the board, whose job it is to ensure that the approach taken is informed by and aligns with the company’s purpose.

General corporate governance matters and shareholder protections

BlackRock believes that shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess whether their economic interests have been protected and the quality of the board’s oversight of management. We believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.

Shareholder proposals

In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on by shareholders at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of environmental and social risks.

When assessing shareholder proposals, we evaluate each proposal on its merit, with a singular focus on its implications for long-term value creation. We consider the business and economic relevance of the issue raised, as well as its materiality and the urgency with which we believe it should be addressed. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction. We would not support proposals that we believe would result in over-reaching into the basic business decisions of the issuer.

Where a proposal is focused on an issue that we agree needs to be addressed and the intended outcome is consistent with long-term value creation, we will look to the board and management to demonstrate that the company has met the intent of the request made in the shareholder proposal. Where our analysis and / or engagement indicate a need for improvement in the company’s approach to the issue, we will support shareholder proposals that are reasonable and not unduly constraining on management. Alternatively, or in addition, we may vote against the re-election of one of more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency.

19

BlackRock’s oversight of its investment
stewardship activities

Oversight

We hold ourselves to a very high standard in our investment stewardship activities, including proxy voting. To meet this standard, BIS is comprised of BlackRock employees who do not have other responsibilities other than their roles in BIS. BIS is considered an investment function.

BlackRock maintains three regional advisory committees (“Stewardship Advisory Committees”) for (a) the Americas; (b) Europe, the Middle East and Africa (“EMEA”); and (c) Asia-Pacific, generally consisting of senior BlackRock investment professionals and/or senior employees with practical boardroom experience. The regional Stewardship Advisory Committees review and advise on amendments to BIS proxy voting guidelines covering markets within each respective region (“Guidelines”).

In addition to the regional Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (“Global Committee”) is a risk-focused committee, comprised of senior representatives from various BlackRock investment teams, a senior legal representative, the Global Head of Investment Stewardship (“Global Head”), and other senior executives with relevant experience and team oversight.

The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines, as proposed by the regional Stewardship Advisory Committees.

In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the BIS corporate governance engagement program and the Guidelines.

BIS carries out engagement with companies, monitors and executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may raise complicated or particularly controversial matters for internal discussion with the relevant investment teams and/or refer such matters to the appropriate regional Stewardship Advisory Committees for review, discussion and guidance prior to making a voting decision.

Vote execution

We carefully consider proxies submitted to funds and other fiduciary account(s) (“Fund” or “Funds”) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the best long-term economic interests of our clients as shareholders, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures”, below).

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by the applicable Stewardship Advisory Committees. BIS analysts may, in the exercise of their professional judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is required or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

20

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers, the decision generally will be made by a Fund's portfolio managers and/or BIS based on their assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; (vi) regulatory constraints; and (vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies on a “best-efforts” basis. In addition, BIS may determine that it is generally in the best interests of BlackRock’s clients not to vote proxies if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.

Portfolio managers have full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item. Portfolio managers may from time to time reach differing views on how best to maximize economic value with respect to a particular investment. Therefore, portfolio managers may, and sometimes do, vote shares in the Funds under their management differently from one another. However, because BlackRock’s clients are mostly long-term investors with long-term economic goals, ballots are frequently cast in a uniform manner.

Conflicts management policies and procedures

BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:

●	BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
●	BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
●	BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
●	Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
●	Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
●	BlackRock, Inc. board members who serve as senior executives of public companies held in Funds managed by BlackRock

BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:

●	Adopted the Guidelines which are designed to advance our clients’ interests in the companies in which BlackRock invests on behalf of clients.
●	Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met.

21

●	Determined to engage, in certain instances, an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent fiduciary provides BlackRock’s proxy voting agent with instructions, in accordance with the Guidelines, as to how to vote such proxies, and BlackRock’s proxy voting agent votes the proxy in accordance with the independent fiduciary’s determination. BlackRock uses an independent fiduciary to vote proxies of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent fiduciary to vote proxies of:
i.	public companies that include BlackRock employees on their boards of directors,
ii.	public companies of which a BlackRock, Inc. board member serves as a senior executive,
iii.	public companies that are the subject of certain transactions involving BlackRock Funds,
iv.	public companies that are joint venture partners with BlackRock, and
v.	public companies when legal or regulatory requirements compel BlackRock to use an independent fiduciary.

In selecting an independent fiduciary, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and vote in the best economic interest of our clients, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned votes in a timely manner. We may engage more than one independent fiduciary, in part in order to mitigate potential or perceived conflicts of interest at an independent fiduciary. The Global Committee appoints and reviews the performance of the independent fiduciaries, generally on an annual basis.

When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The decision whether to recall securities on loan to vote is based on a formal analysis of the revenue producing value to clients of loans, against the assessed economic value of casting votes. Generally, we expect that the likely economic value to clients of casting votes would be less than the securities lending income, either because, in our assessment, the resolutions being voted on will not have significant economic consequences or because the outcome would not be affected by BlackRock voting the loaned securities that were recalled in order to vote. BlackRock also may, in our discretion, determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.

Voting guidelines

The issue-specific Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting and vote transparency

Investment stewardship is how we use our voice as an investor to promote sound corporate governance and business practices to help maximize long-term shareholder value for our clients, the vast majority of whom are investing for long-term goals such as retirement. We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Each year we publish an annual report as well as quarterly stewardship reports which provide a global overview of our investment stewardship engagement and voting activities during the quarter, including market developments, speaking engagements, and engagement, and voting statistics. Additionally, we make public our market-specific voting guidelines for the benefit of clients and companies with whom we engage. We also publish commentaries to share our perspective on market developments and emerging key themes.

22

At a more granular level, we publish quarterly our vote record for each company that held a shareholder meeting during the period, showing how we voted on each proposal and explaining any votes against management proposals or on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant interest to clients, we publish a voting bulletin shortly after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies we engaged and the key topics addressed in the engagement meeting.

In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support long-term sustainable value creation.

This document is provided for information purposes only and is subject to change.  Reliance upon this information is at the sole discretion of the reader.

Prepared by BlackRock, Inc.

©2020 BlackRock, Inc. All rights reserved.

23

BlackRock Investment Stewardship

Proxy voting guidelines for U.S. securities

Effective as of January 2021

BlackRock

Contents

Introduction	3
Voting guidelines	3
Boards and directors	3
Auditors and audit-related issues	9
Capital structure proposals	9
Mergers, acquisitions, asset sales, and other special transactions	10
Executive compensation	11
Environmental and social issues	13
General corporate governance matters	15
Shareholder protections	16

If you would like additional information, please contact:
ContactStewardship@blackrock.com

BlackRock

These guidelines should be read in conjunction with the BlackRock Investment Stewardship Global Principles.

Introduction

We believe BlackRock has a responsibility to monitor and provide feedback to companies, in our role as stewards of our clients’ investments. BlackRock Investment Stewardship (“BIS”) does this through engagement with management teams and/or board members on material business issues, including environmental, social, and governance (“ESG”) matters and, for those clients who have given us authority, through voting proxies in the best long-term economic interests of our clients.

The following issue-specific proxy voting guidelines (the “Guidelines”) are intended to summarize BIS’ general philosophy and approach to ESG factors, as well as our expectations of directors, that most commonly arise in proxy voting for U.S. securities. These Guidelines are not intended to limit the analysis of individual issues at specific companies or provide a guide to how BlackRock will vote in every instance. They are applied with discretion, taking into consideration the range of issues and facts specific to the company, as well as individual ballot items.

Voting guidelines

These guidelines are divided into eight key themes, which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders:

●	Boards and directors
●	Auditors and audit-related issues
●	Capital structure
●	Mergers, acquisitions, asset sales, and other special transactions
●	Executive compensation
●	Environmental and social issues
●	General corporate governance matters
●	Shareholder protections

Boards and directors

The effective performance of the board is critical to the economic success of the company and the protection of shareholders’ interests. As part of their responsibilities, board members owe fiduciary duties to shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of our engagements and sees the election of directors as one of our most critical responsibilities.

Disclosure of material issues that affect the company’s long-term strategy and value creation, including material ESG factors, is essential for shareholders to be able to appropriately understand and assess how effectively the board is identifying, managing, and mitigating risks.

Where we conclude that a board has failed to address or disclose one or more material issues within a specified timeframe, we may hold directors accountable or take other appropriate action in the context of our voting decisions.

Director elections

Where a board has not adequately demonstrated, through company disclosures and actions, how material issues are appropriately identified, managed, and overseen, we will consider withholding our support for the re-election of directors whom we hold accountable.

BlackRock	Proxy voting guidelines for U.S. securities | 3

In addition, we may withhold votes from directors or members of particular board committees in certain situations, as indicated below.

Independence

We expect a majority of the directors on the board to be independent. In addition, all members of key committees, including audit, compensation, and nominating/ governance committees, should be independent. Our view of independence may vary from listing standards.

Common impediments to independence may include:

●	Employment as a senior executive by the company or a subsidiary within the past five years
●	An equity ownership in the company in excess of 20%
●	Having any other interest, business, or relationship (professional or personal) which could, or could reasonably be perceived to, materially interfere with the director’s ability to act in the best interests of the company
●	When evaluating controlled companies, as defined by the U.S. stock exchanges, we may vote against insiders or affiliates who sit on the audit committee, but not other key committees

We may vote against directors serving on key committees who we do not consider to be independent.

Oversight

We expect the board to exercise appropriate oversight over management and business activities of the company. We will consider voting against committee members and/or individual directors in the following circumstances:

●	Where the board has failed to exercise sufficient oversight with regard to material ESG risk factors, or the company has failed to provide shareholders with adequate disclosure to conclude appropriate strategic consideration is given to these factors by the board
●	Where the board has failed to exercise oversight with regard to accounting practices or audit oversight, we will consider voting against the current audit committee, and any other members of the board who may be responsible. For example, we may vote against members of the audit committee during a period when the board failed to facilitate quality, independent auditing if substantial accounting irregularities suggest insufficient oversight by that committee
●	Members of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers, and where we believe the compensation committee has not already substantially addressed this issue
●	The chair of the nominating/ governance committee, or where no chair exists, the nominating/governance committee member with the longest tenure, where the board is not comprised of a majority of independent directors. This may not apply in the case of a controlled company
●	Where it appears the director has acted (at the company or at other companies) in a manner that compromises his/ her ability to represent the best long-term economic interests of shareholders
●	Where a director has a multi-year pattern of poor attendance at combined board and applicable committee meetings, or a director has poor attendance in a single year with no disclosed rationale. Excluding exigent circumstances, BlackRock generally considers attendance at less than 75% of the combined board and applicable committee meetings to be poor attendance
●	Where a director serves on an excessive number of boards, which may limit his/ her capacity to focus on each board’s requirements. The following identifies the maximum number of boards on which a director may serve, before he/ she is considered to be over-committed:

BlackRock	Proxy voting guidelines for U.S. securities | 4

	Public Company Executive or Fund Manager[1]	# Outside Public Boards[2]	Total # of Public Boards
Director A	✓	1	2
Director B		3	4

Responsiveness to shareholders

We expect a board to be engaged and responsive to its shareholders, including acknowledging voting outcomes for shareholder proposals, director elections, compensation, and other ballot items. Where we believe a board has not substantially addressed shareholder concerns, we may vote against the responsible committees and/or individual directors. The following illustrates common circumstances:

●	The independent chair or lead independent director, members of the nominating/governance committee, and/or the longest tenured director(s), where we observe a lack of board responsiveness to shareholders, evidence of board entrenchment, and/or failure to plan for adequate board member succession
●	The chair of the nominating/governance committee, or where no chair exists, the nominating/governance committee member with the longest tenure, where board member(s) at the most recent election of directors have received against votes from more than 25% of shares voted, and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BlackRock did not support the initial against vote
●	The independent chair or lead independent director and/ or members of the nominating/governance committee, where a board fails to consider shareholder proposals that receive substantial support, and the proposals, in our view, have a material impact on the business, shareholder rights, or the potential for long-term value creation

Shareholder rights

We expect a board to act with integrity and to uphold governance best practices. Where we believe a board has not acted in the best interests of its shareholders, we may vote against the appropriate committees and/or individual directors. The following illustrates common circumstances:

●	The independent chair or lead independent director and members of the nominating/governance committee, where a board implements or renews a poison pill without shareholder approval
●	The independent chair or lead independent director and members of the nominating/governance committee, where a board amends the charter/articles/bylaws such that the effect may be to entrench directors or to significantly reduce shareholder rights
●	Members of the compensation committee where the company has repriced options without shareholder approval
●	If a board maintains a classified structure, it is possible that the director(s) with whom we have a particular concern may not be subject to election in the year that the concern arises. In such situations, if we have a concern regarding the actions of a committee and the responsible member(s) or committee chair are not up for re-election, we will generally register our concern by voting against all available members of the relevant committee

__________________________________

1 In this instance, “fund manager” refers to individuals whose full-time employment involves responsibility for the investment and oversight of fund vehicles, and those who have employment as professional investors and provide oversight for those holdings.

2 In addition to the company under review

BlackRock	Proxy voting guidelines for U.S. securities | 5

Board composition and effectiveness

We encourage boards to periodically renew their membership to ensure relevant skills and experience within the boardroom. To this end, regular performance reviews and skills assessments should be conducted by the nominating/ governance committee or the lead independent director.

Furthermore, we expect boards to be comprised of a diverse selection of individuals who bring their personal and professional experiences to bear in order to create a constructive debate of a variety of views and opinions in the boardroom. We recognize that diversity has multiple dimensions. In identifying potential candidates, boards should take into consideration the full breadth of diversity, including personal factors, such as gender, ethnicity, race, and age, as well as professional characteristics, such as a director’s industry, area of expertise, and geographic location. In addition to other elements of diversity, we encourage companies to have at least two women directors on their board. Our publicly available commentary explains our approach to engaging on board diversity.

We encourage boards to disclose:

●	The mix of competencies, experience, and other qualities required to effectively oversee and guide management in light of the stated long-term strategy of the company
●	The process by which candidates are identified and selected, including whether professional firms or other sources outside of incumbent directors’ networks have been engaged to identify and/or assess candidates
●	The process by which boards evaluate themselves and any significant outcomes of the evaluation process, without divulging inappropriate and/ or sensitive details
●	Demographics related to board diversity, including, but not limited to, gender, ethnicity, race, age, and geographic location, in addition to measurable milestones to achieve a boardroom reflective of multi-faceted racial, ethnic, and gender representation

Our primary concern is that board members are able to contribute effectively as corporate strategy evolves and business conditions change. We acknowledge that no single person can be expected to bring all relevant skill sets to a board; at the same time, we generally do not believe it is necessary or appropriate to have any particular director on the board solely by virtue of a singular background or specific area of expertise.

Where boards find that age limits or term limits are the most efficient and objective mechanism for ensuring periodic board refreshment, we generally defer to the board’s determination in setting such limits. BlackRock will also consider the average board tenure to evaluate processes for board renewal. We may oppose boards that appear to have an insufficient mix of short-, medium-, and long-tenured directors.

To the extent that a company has not adequately accounted for diversity in its board composition within a reasonable timeframe, based on our assessment, we may vote against members of the nominating/governance committee for an apparent lack of commitment to board effectiveness.

Board size

We typically defer to the board in setting the appropriate size and believe directors are generally in the best position to assess the optimal board size to ensure effectiveness. However, we may oppose boards that appear too small to allow for the necessary range of skills and experience or too large to function efficiently.

CEO and management succession planning

There should be a robust CEO and senior management succession plan in place at the board level that is reviewed and updated on a regular basis. We expect succession planning to cover both long-term planning consistent with the strategic direction of the company and identified leadership needs over time, as well as short-term planning in the event of an unanticipated executive departure. We encourage the company to explain its executive succession planning process, including where accountability lies within the boardroom for this task, without prematurely divulging sensitive information commonly associated with this exercise.

BlackRock	Proxy voting guidelines for U.S. securities | 6

Classified board of directors/staggered terms

We believe that directors should be re-elected annually; classification of the board generally limits shareholders’ rights to regularly evaluate a board’s performance and select directors. While we will typically support proposals requesting board de-classification, we may make exceptions, should the board articulate an appropriate strategic rationale for a classified board structure, such as when a company needs consistency and stability during a time of transition, e.g. newly public companies or companies undergoing a strategic restructuring. A classified board structure may also be justified at non-operating companies, e.g. closed-end funds or business development companies (BDC),3 in certain circumstances. We would, however, expect boards with a classified structure to periodically review the rationale for such structure and consider when annual elections might be more appropriate.

Without a voting mechanism to immediately address concerns about a specific director, we may choose to vote against the available slate of directors (see “Shareholder rights” for additional detail).

Contested director elections

The details of contested elections, or proxy contests, are assessed on a case-by-case basis. We evaluate a number of factors, which may include: the qualifications of the dissident and management candidates; the validity of the concerns identified by the dissident; the viability of both the dissident’s and management’s plans; the ownership stake and holding period of the dissident; the likelihood that the dissident’s solutions will produce the desired change; and whether the dissident represents the best option for enhancing long-term shareholder value.

Cumulative voting

We believe that a majority vote standard is in the best long-term interests of shareholders. It ensures director accountability through the requirement to be elected by more than half of the votes cast. As such, we will generally oppose proposals requesting the adoption of cumulative voting, which may disproportionately aggregate votes on certain issues or director candidates.

Director compensation and equity programs

We believe that compensation for directors should be structured to attract and retain directors, while also aligning their interests with those of shareholders. We believe director compensation packages that are based on the company’s long-term value creation and include some form of long-term equity compensation are more likely to meet this goal. In addition, we expect directors to build meaningful share ownership over time.

Majority vote requirements

BlackRock believes that directors should generally be elected by a majority of the shares voted and will normally support proposals seeking to introduce bylaws requiring a majority vote standard for director elections. Majority vote standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives. Some companies with a plurality voting standard have adopted a resignation policy for directors who do not receive support from at least a majority of votes cast. Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.

We note that majority voting may not be appropriate in all circumstances, for example, in the context of a contested election, or for majority-controlled companies.

__________________________________

3A BDC is a special investment vehicle under the Investment Company Act of 1940 that is designed to facilitate capital formation for small and middle-market companies.

BlackRock	Proxy voting guidelines for U.S. securities | 7

Risk oversight

Companies should have an established process for identifying, monitoring, and managing business and material ESG risks. Independent directors should have access to relevant management information and outside advice, as appropriate, to ensure they can properly oversee risk. We encourage companies to provide transparency around risk management, mitigation, and reporting to the board. We are particularly interested in understanding how risk oversight processes evolve in response to changes in corporate strategy and/or shifts in the business and related risk environment. Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. In the absence of robust disclosures, we may reasonably conclude that companies are not adequately managing risk.

Separation of chairman and CEO

We believe that independent leadership is important in the boardroom. There are two commonly accepted structures for independent board leadership: 1) an independent chairman; or 2) a lead independent director when the roles of chairman and CEO are combined.

In the absence of a significant governance concern, we defer to boards to designate the most appropriate leadership structure to ensure adequate balance and independence.

In the event that the board chooses a combined chair/CEO model, we generally support the designation of a lead independent director if they have the power to: 1) provide formal input into board meeting agendas; 2) call meetings of the independent directors; and 3) preside at meetings of independent directors. Furthermore, while we anticipate that most directors will be elected annually, we believe an element of continuity is important for this role to provide appropriate leadership balance to the chair/CEO.

The following table illustrates examples of responsibilities under each board leadership model:

	Combined Chair/ CEO Model		Separate Chair Model
	Chair/ CEO	Lead Independent Director	Chair
Board Meetings
	Authority to call full meetings of the board of directors	Attends full meetings of the board of directors	Authority to call full meetings of the board of directors
Authority to call meetings of independent directors

Briefs CEO on issues arising from executive sessions
Agenda
Primary responsibility for shaping board agendas, consulting with the lead independent director		Collaborates with chair/ CEO to set board agenda and board information	Primary responsibility for shaping board agendas, in conjunction with CEO
Board Communications	Communicates with all directors on key issues and concerns outside of full board meetings	Facilitates discussion among independent directors on key issues and concerns outside of full board meetings, including contributing to the oversight of CEO and management succession planning	Facilitates discussion among independent directors on key issues and concerns outside of full board meetings, including contributing to the oversight of CEO and management succession planning

BlackRock	Proxy voting guidelines for U.S. securities | 8

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements to provide a complete and accurate portrayal of a company’s financial condition. Consistent with our approach to voting on boards of directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company, and may vote against the audit committee members where the board has failed to facilitate quality, independent auditing. We look to the audit committee report for insight into the scope of the audit committee responsibilities, including an overview of audit committee processes, issues on the audit committee agenda, and key decisions taken by the audit committee. We take particular note of cases involving significant financial restatements or material weakness disclosures, and we expect timely disclosure and remediation of accounting irregularities.

The integrity of financial statements depends on the auditor effectively fulfilling its role. To that end, we favor an independent auditor. In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice that protect the interests of shareholders, we may also vote against ratification.

From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms. We may support these proposals when they are consistent with our views as described above.

Capital structure proposals

Equal voting rights

BlackRock believes that shareholders should be entitled to voting rights in proportion to their economic interests. We believe that companies that look to add or already have dual or multiple class share structures should review these structures on a regular basis, or as company circumstances change. Companies with multiple share classes should receive shareholder approval of their capital structure on a periodic basis via a management proposal on the company’s proxy. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.

Blank check preferred stock

We frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock) because they may serve as a transfer of authority from shareholders to the board and as a possible entrenchment device. We generally view the board’s discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote.

Nonetheless, we may support the proposal where the company:

●	Appears to have a legitimate financing motive for requesting blank check authority
●	Has committed publicly that blank check preferred shares will not be used for anti-takeover purposes
●	Has a history of using blank check preferred stock for financings
●	Has blank check preferred stock previously outstanding such that an increase would not necessarily provide further anti-takeover protection but may provide greater financing flexibility

Increase in authorized common shares

BlackRock will evaluate requests to increase authorized shares on a case-by-case basis, in conjunction with industry-specific norms and potential dilution, as well as a company’s history with respect to the use of its common shares.

BlackRock	Proxy voting guidelines for U.S. securities | 9

Increase or issuance of preferred stock

We generally support proposals to increase or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and where the terms of the preferred stock appear reasonable.

Stock splits

We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share. We generally support reverse stock splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g. one class is reduced while others remain at pre-split levels). In the event of a proposal for a reverse split that would not proportionately reduce the company’s authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.

Mergers, acquisitions, asset sales, and other special transactions

In assessing mergers, acquisitions, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. While mergers, acquisitions, asset sales, and other special transaction proposals vary widely in scope and substance, we closely examine certain salient features in our analyses, such as:

●	The degree to which the proposed transaction represents a premium to the company’s trading price. We consider the share price over multiple time periods prior to the date of the merger announcement. We may consider comparable transaction analyses provided by the parties’ financial advisors and our own valuation assessments. For companies facing insolvency or bankruptcy, a premium may not apply
●	There should be clear strategic, operational, and/ or financial rationale for the combination
●	Unanimous board approval and arm’s-length negotiations are preferred. We will consider whether the transaction involves a dissenting board or does not appear to be the result of an arm’s-length bidding process. We may also consider whether executive and/ or board members’ financial interests appear likely to affect their ability to place shareholders’ interests before their own
●	We prefer transaction proposals that include the fairness opinion of a reputable financial advisor assessing the value of the transaction to shareholders in comparison to recent similar transactions

Poison pill plans

Where a poison pill is put to a shareholder vote by management, our policy is to examine these plans individually. Although we oppose most plans, we may support plans that include a reasonable “qualifying offer clause.” Such clauses typically require shareholder ratification of the pill and stipulate a sunset provision whereby the pill expires unless it is renewed. These clauses also tend to specify that an all-cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote, or requires the board to seek the written consent of shareholders, where shareholders could rescind the pill at their discretion. We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of individual shareholders.

We generally vote in favor of shareholder proposals to rescind poison pills.

Reimbursement of expenses for successful shareholder campaigns

We generally do not support shareholder proposals seeking the reimbursement of proxy contest expenses, even in situations where we support the shareholder campaign. We believe that introducing the possibility of such reimbursement may incentivize disruptive and unnecessary shareholder campaigns.

BlackRock	Proxy voting guidelines for U.S. securities | 10

Executive compensation

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly the generation of sustainable long-term value.

We expect the compensation committee to carefully consider the specific circumstances of the company and the key individuals the board is focused on incentivizing. We encourage companies to ensure that their compensation plans incorporate appropriate and rigorous performance metrics consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee, or equivalent board members, accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance that drives value creation. We are generally not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee, we expect disclosure relating to how and why the discretion was used and further, how the adjusted outcome is aligned with the interests of shareholders.

We acknowledge that the use of peer group evaluation by compensation committees can help calibrate competitive pay; however, we are concerned when the rationale for increases in total compensation is solely based on peer benchmarking, rather than absolute outperformance.

We support incentive plans that foster the sustainable achievement of results consistent with the company’s long-term strategic initiatives. The vesting timeframes associated with incentive plans should facilitate a focus on long-term value creation. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practice.

“Say on Pay” advisory resolutions

In cases where there is a “Say on Pay” vote, BlackRock will respond to the proposal as informed by our evaluation of compensation practices at that particular company and in a manner that appropriately addresses the specific question posed to shareholders. In a commentary on our website, entitled “BlackRock Investment Stewardship’s approach to executive compensation,” we explain our expectations related to executive compensation practices, our “Say on Pay” analysis framework, and our typical approach to engagement and voting on “Say on Pay.”

Where we conclude that a company has failed to align pay with performance, we will vote against the management compensation proposal and consider voting against the compensation committee members.

Frequency of “Say on Pay” advisory resolutions

BlackRock will generally support annual advisory votes on executive compensation, and will consider biennial and triennial timeframes, absent compensation concerns. In evaluating pay, we believe that the compensation committee is responsible for constructing a plan that appropriately incentivizes executives for long-term value creation, utilizing relevant metrics and structure to promote overall pay and performance alignment.

Clawback proposals

We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting or deceptive business practices. We also favor recoupment from any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal proceeding, even if such actions did not ultimately result in a material restatement of past results. This includes, but is not limited to, settlement agreements arising from such behavior and paid for directly by the company. We typically support shareholder proposals on these matters unless the company already has a robust claw back policy that sufficiently addresses our concerns.

BlackRock	Proxy voting guidelines for U.S. securities | 11

Employee stock purchase plans

We believe employee stock purchase plans (“ESPP”) are an important part of a company’s overall human capital management strategy and can provide performance incentives to help align employees’ interests with those of shareholders. The most common form of ESPP qualifies for favorable tax treatment under Section 423 of the Internal Revenue Code. We will typically support qualified ESPP proposals.

Equity compensation plans

BlackRock supports equity plans that align the economic interests of directors, managers, and other employees with those of shareholders. We believe that boards should establish policies prohibiting the use of equity awards in a manner that could disrupt the intended alignment with shareholder interests (e.g. the use of stock as collateral for a loan; the use of stock in a margin account; the use of stock in hedging or derivative transactions). We may support shareholder proposals requesting the establishment of such policies.

Our evaluation of equity compensation plans is based on a company’s executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect. We generally oppose plans that contain “evergreen” provisions, which allow for the unlimited increase of shares reserved without requiring further shareholder approval after a reasonable time period. We also generally oppose plans that allow for repricing without shareholder approval. We may also oppose plans that provide for the acceleration of vesting of equity awards even in situations where an actual change of control may not occur. We encourage companies to structure their change of control provisions to require the termination of the covered employee before acceleration or special payments are triggered (commonly referred to as “double trigger” change of control provisions).

Golden parachutes

We generally view golden parachutes as encouragement to management to consider transactions that might be beneficial to shareholders. However, a large potential pay-out under a golden parachute arrangement also presents the risk of motivating a management team to support a sub-optimal sale price for a company.

When determining whether to support or oppose an advisory vote on a golden parachute plan, BlackRock may consider several factors, including:

●	Whether we believe that the triggering event is in the best interests of shareholders
●	Whether management attempted to maximize shareholder value in the triggering event
●	The percentage of total premium or transaction value that will be transferred to the management team, rather than shareholders, as a result of the golden parachute payment
●	Whether excessively large excise tax gross-up payments are part of the pay-out
●	Whether the pay package that serves as the basis for calculating the golden parachute payment was reasonable in light of performance and peers
●	Whether the golden parachute payment will have the effect of rewarding a management team that has failed to effectively manage the company

It may be difficult to anticipate the results of a plan until after it has been triggered; as a result, BlackRock may vote against a golden parachute proposal even if the golden parachute plan under review was approved by shareholders when it was implemented.

We may support shareholder proposals requesting that implementation of such arrangements require shareholder approval. We generally support proposals requiring shareholder approval of plans that exceed 2.99 times an executive’s current salary and bonus, including equity compensation.

BlackRock	Proxy voting guidelines for U.S. securities | 12

Option exchanges

We believe that there may be legitimate instances where underwater options create an overhang on a company’s capital structure and a repricing or option exchange may be warranted. We will evaluate these instances on a case-by-case basis. BlackRock may support a request to reprice or exchange underwater options under the following circumstances:

●	The company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance
●	Directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; tax, accounting, and other technical considerations have been fully contemplated
●	There is clear evidence that absent repricing, the company will suffer serious employee incentive or retention and recruiting problems

BlackRock may also support a request to exchange underwater options in other circumstances, if we determine that the exchange is in the best interests of shareholders.

Supplemental executive retirement plans

BlackRock may support shareholder proposals requesting to put extraordinary benefits contained in supplemental executive retirement plans (“SERP”) to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Environmental and social issues

We believe that well-managed companies deal effectively with material ESG factors relevant to their businesses. As stated throughout this document, governance is the core structure by which boards can oversee the creation of sustainable long-term value—appropriate risk oversight of environmental and social (“E&S”) considerations stems from this construct.

Robust disclosure is essential for investors to effectively gauge companies’ business practices and strategic planning related to E&S risks and opportunities. When a company’s reporting is inadequate, investors, including BlackRock, will increasingly conclude that the company is not adequately managing risk. Given the increased understanding of material sustainability risks and opportunities, and the need for better information to assess them, BlackRock will advocate for continued improvement in companies’ reporting and will hold management and/ or directors accountable where disclosures or the business practices underlying them are inadequate.

BlackRock views the recommendations of the Task Force on Climate-related Financial Disclosures (TCFD) and the standards put forth by the Sustainability Accounting Standards Board (SASB) as appropriate and complementary frameworks for companies to disclose financially material sustainability information. While the TCFD framework was crafted with the aim of climate-related risk disclosure, the four pillars of the TCFD—Governance, Strategy, Risk Management, and Metrics and Targets—are a useful way for companies to disclose how they identify, assess, manage, and oversee a variety of sustainability-related risks and opportunities. SASB’s industry-specific guidance (as identified in its materiality map) is beneficial in helping companies identify key performance indicators (KPIs) across various dimensions of sustainability that are considered to be financially material and decision-useful within their industry.

Accordingly, we ask companies to:

•	Disclose the identification, assessment, management, and oversight of sustainability-related risks in accordance with the four pillars of TCFD
•	Publish SASB-aligned reporting with industry-specific, material metrics and rigorous targets

See our commentary on our approach to engagement on TCFD- and SASB-aligned reporting for greater detail of our expectations.

BlackRock	Proxy voting guidelines for U.S. securities | 13

Climate risk

BlackRock believes that climate change has become a defining factor in companies’ long-term prospects. We expect every company to help their investors understand how the company may be impacted by climate-related risks and opportunities, and how they are considered within the company’s strategy.

Specifically, we expect companies to articulate how they are aligned to a scenario in which global warming is limited to well below 2° C and is consistent with a global aspiration to reach net zero GHG emissions by 2050.4

The public and private sectors have roles to play in aligning greenhouse gas reduction efforts with targets based on science, where available to curb the worst effects of climate change and reach the global goal of carbon neutrality by mid-century. Companies have an opportunity to utilize and contribute to the development of current and future low-carbon transition technologies, which are an important consideration for the rate at which emissions can be reduced. We expect companies to disclose how they are considering these challenges, alongside opportunities for innovation, within their strategy and emissions reduction efforts.

We may support shareholder proposals that ask companies to disclose climate plans aligned with our expectations.

Key stakeholder interests

As a long-term investor, we believe that in order to deliver value for shareholders, companies should also consider their stakeholders. While stakeholder groups may vary across industries, they are likely to include employees; business partners (such as suppliers and distributors); clients and consumers; government and regulators; and the communities in which companies operate. Companies that build strong relationships with their stakeholders are more likely to meet their own strategic objectives, while poor relationships may create adverse impacts that expose a company to legal, regulatory, operational, and reputational risks and jeopardize their social license to operate. We expect companies to effectively oversee and mitigate these risks with appropriate due diligence processes and board oversight.

Human capital management

A company’s approach to human capital management is a critical factor in fostering an inclusive, diverse, and engaged workforce, which contributes to business continuity, innovation, and long-term value creation. As an important component of strategy, we expect boards to oversee human capital management.

We believe that clear and consistent reporting on these matters is critical for investors to understand the composition of a company’s workforce. We expect companies to disclose workforce demographics, such as gender, race, and ethnicity in line with the US Equal Employment Opportunity Commission’s EEO-1 Survey, alongside the steps they are taking to advance diversity, equity, and inclusion. Where we believe a company’s disclosures or practices fall short relative to the market or peers, or we are unable to ascertain the board and management’s effectiveness in overseeing related risks and opportunities, we may vote against members of the appropriate committee or support relevant shareholder proposals. Our commentary on human capital management provides more information on our expectations.

Corporate political activities

Companies may engage in certain political activities, within legal and regulatory limits, in order to influence public policy consistent with the companies’ values and strategies. These activities can also create risks, including: the potential for allegations of corruption; reputational risk associated with a candidate, party, or issue; and risks that arise from the complex legal, regulatory, and compliance considerations associated with corporate political spending and lobbying activity. Companies that engage in political activities should develop and maintain robust processes to guide these activities and mitigate risks, including board oversight.

_____________________

4 The global aspiration is reflective of aggregated efforts; companies in developed and emerging markets are not equally equipped to transition their business and reduce emissions at the same rate—those in developed markets with the largest market capitalization are better positioned to adapt their business models at an accelerated pace. Government policy and regional targets may be reflective of these realities.

BlackRock	Proxy voting guidelines for U.S. securities | 14

When presented with shareholder proposals requesting increased disclosure on corporate political activities, BlackRock will evaluate publicly available information to consider how a company’s lobbying may impact the company. We will also evaluate whether there is alignment between a company’s stated positions on policy matters material to its strategy and the positions taken by industry groups of which it is a member. We may decide to support a shareholder proposal requesting additional disclosure if we identify a material misalignment. Additional detail can be found in our commentary on political contributions and lobbying disclosures.

General corporate governance matters

Adjourn meeting to solicit additional votes

We generally support such proposals unless the agenda contains items that we judge to be detrimental to shareholders’ best long-term economic interests.

Bundled proposals

We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals. Where several measures are grouped into one proposal, BlackRock may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders.

Exclusive forum provisions

BlackRock generally supports proposals to seek exclusive forum for certain shareholder litigation. In cases where a board unilaterally adopts exclusive forum provisions that we consider unfavorable to the interests of shareholders, we will vote against the independent chair or lead independent director and members of the nominating/governance committee.

Multi-jurisdictional companies

Where a company is listed on multiple exchanges or incorporated in a country different from its primary listing, we will seek to apply the most relevant market guideline(s) to our analysis of the company’s governance structure and specific proposals on the shareholder meeting agenda. In doing so, we typically consider the governance standards of the company’s primary listing, the market standards by which the company governs itself, and the market context of each specific proposal on the agenda. If the relevant standards are silent on the issue under consideration, we will use our professional judgment as to what voting outcome would best protect the long-term economic interests of investors. We expect companies to disclose the rationale for their selection of primary listing, country of incorporation, and choice of governance structures, particularly where there is conflict between relevant market governance practices.

Other business

We oppose giving companies our proxy to vote on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.

Reincorporation

Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-takeover protections, legal advantages, and/or cost savings. We will evaluate, on a case-by-case basis, the economic and strategic rationale behind the company’s proposal to reincorporate. In all instances, we will evaluate the changes to shareholder protections under the new charter/articles/bylaws to assess whether the move increases or decreases shareholder protections. Where we find that shareholder protections are diminished, we may support reincorporation if we determine that the overall benefits outweigh the diminished rights.

BlackRock	Proxy voting guidelines for U.S. securities | 15

IPO governance

We expect boards to consider and disclose how the corporate governance structures adopted upon initial public offering (“IPO”) are in shareholders’ best long-term interests. We also expect boards to conduct a regular review of corporate governance and control structures, such that boards might evolve foundational corporate governance structures as company circumstances change, without undue costs and disruption to shareholders. In our letter on unequal voting structures, we articulate our view that “one vote for one share” is the preferred structure for publicly-traded companies. We also recognize the potential benefits of dual class shares to newly public companies as they establish themselves; however, we believe that these structures should have a specific and limited duration. We will generally engage new companies on topics such as classified boards and supermajority vote provisions to amend bylaws, as we believe that such arrangements may not be in the best interest of shareholders in the long-term.

We will typically apply a one-year grace period for the application of certain director-related guidelines (including, but not limited to, responsibilities on other public company boards and board composition concerns), during which we expect boards to take steps to bring corporate governance standards in line with our expectations.

Further, if a company qualifies as an emerging growth company (an “EGC”) under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), we will give consideration to the NYSE and NASDAQ governance exemptions granted under the JOBS Act for the duration such a company is categorized as an EGC. We expect an EGC to have a totally independent audit committee by the first anniversary of its IPO, with our standard approach to voting on auditors and audit-related issues applicable in full for an EGC on the first anniversary of its IPO.

Shareholder protections

Amendment to charter/articles/bylaws

We believe that shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms and amendments to the charter/articles/bylaws. We may vote against certain directors where changes to governing documents are not put to a shareholder vote within a reasonable period of time, particularly if those changes have the potential to impact shareholder rights (see “Director elections”). In cases where a board’s unilateral adoption of changes to the charter/articles/bylaws promotes cost and operational efficiency benefits for the company and its shareholders, we may support such action if it does not have a negative effect on shareholder rights or the company’s corporate governance structure.

When voting on a management or shareholder proposal to make changes to the charter/articles/bylaws, we will consider in part the company’s and/or proponent’s publicly stated rationale for the changes; the company’s governance profile and history; relevant jurisdictional laws; and situational or contextual circumstances which may have motivated the proposed changes, among other factors. We will typically support amendments to the charter/articles/bylaws where the benefits to shareholders outweigh the costs of failing to make such changes.

Proxy access

We believe that long-term shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate directors on the company’s proxy card.

In our view, securing the right of shareholders to nominate directors without engaging in a control contest can enhance shareholders’ ability to meaningfully participate in the director election process, encourage board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it is lacking. Proxy access mechanisms should provide shareholders with a reasonable opportunity to use this right without stipulating overly restrictive or onerous parameters for use, and also provide assurances that the mechanism will not be subject to abuse by short-term investors, investors without a substantial investment in the company, or investors seeking to take control of the board.

In general, we support market-standardized proxy access proposals, which allow a shareholder (or group of up to 20 shareholders) holding three percent of a company’s outstanding shares for at least three years the right to nominate the greater of up to two directors or 20% of the board. Where a standardized proxy access provision exists, we will generally oppose shareholder proposals requesting outlier thresholds.

BlackRock	Proxy voting guidelines for U.S. securities | 16

Right to act by written consent

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to solicit votes by written consent provided that: 1) there are reasonable requirements to initiate the consent solicitation process (in order to avoid the waste of corporate resources in addressing narrowly supported interests); and 2) shareholders receive a minimum of 50% of outstanding shares to effectuate the action by written consent. We may oppose shareholder proposals requesting the right to act by written consent in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others, or if the proposal is written to discourage the board from incorporating appropriate mechanisms to avoid the waste of corporate resources when establishing a right to act by written consent. Additionally, we may oppose shareholder proposals requesting the right to act by written consent if the company already provides a shareholder right to call a special meeting that we believe offers shareholders a reasonable opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting.

Right to call a special meeting

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. Accordingly, shareholders should have the right to call a special meeting in cases where a reasonably high proportion of shareholders (typically a minimum of 15% but no higher than 25%) are required to agree to such a meeting before it is called. However, we may oppose this right in cases where the proposal is structured for the benefit of a dominant shareholder, or where a lower threshold may lead to an ineffective use of corporate resources. We generally believe that a right to act via written consent is not a sufficient alternative to the right to call a special meeting.

Simple majority voting

We generally favor a simple majority voting requirement to pass proposals. Therefore, we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders’ ability to protect their economic interests is improved. Nonetheless, in situations where there is a substantial or dominant shareholder, supermajority voting may be protective of minority shareholder interests and we may support supermajority voting requirements in those situations.

Virtual meetings

Shareholders should have the opportunity to participate in the annual and special meetings for the companies in which they are invested, as these meetings facilitate an opportunity for shareholders to provide feedback and hear from the board and management. While these meetings have traditionally been conducted in-person, virtual meetings are an increasingly viable way for companies to utilize technology to facilitate shareholder accessibility, inclusiveness, and cost efficiencies. We expect shareholders to have a meaningful opportunity to participate in the meeting and interact with the board and management in these virtual settings; companies should facilitate open dialogue and allow shareholders to voice concerns and provide feedback without undue censorship.

BlackRock	Proxy voting guidelines for U.S. securities | 17

This document is provided for information purposes only and is subject to change.  Reliance upon this information is at the sole discretion of the reader.

Prepared by BlackRock, Inc.

©2020 BlackRock, Inc. All rights reserved.

BlackRock	Proxy voting guidelines for U.S. securities | 18

PROXY VOTING POLICIES AND PROCEDURES

Boston Partners Global Investors, Inc. (“Boston Partners”) is an Investment Adviser comprised of two divisions, Boston Partners and Weiss, Peck & Greer Partners (“WPG”). Boston Partners’ Governance Committee (the “Committee”) is comprised of representatives from portfolio management, securities analyst, product specialist, relationship management, sustainability and engagement, and compliance teams. The Committee is responsible for administering and overseeing Boston Partners’ proxy voting process. The Committee makes decisions on proxy policy, establishes formal Proxy Voting Policies (the “Proxy Voting Policies”) and updates the Proxy Voting Policies as necessary, but no less frequently than annually. In addition, the Committee, in its sole discretion, delegates certain functions to internal departments and/or engages third-party vendors to assist in the proxy voting process. Finally, members of the Committee are responsible for evaluating and resolving conflicts of interest relating to Boston Partners’ proxy voting process.

To assist Boston Partners in carrying out our responsibilities with respect to proxy activities, Boston Partners has engaged Institutional Shareholder Services Inc. (“ISS”), a third-party corporate governance research service, which is registered as an investment adviser. ISS receives all proxy-related materials for securities held in client accounts and votes the proposals in accordance with Boston Partners’ Proxy Voting Policies. While Boston Partners may consider ISS’s recommendations on proxy issues, Boston Partners bears ultimate responsibility for proxy voting decisions. ISS also provides recordkeeping and vote-reporting services.

How Boston Partners Votes

For those clients who delegate proxy voting authority to Boston Partners, Boston Partners has full discretion over votes cast on behalf of clients. All proxy votes on behalf of clients are voted the same way; however, Boston Partners may refrain from voting proxies for certain clients in certain markets. These arrangements are outlined in respective client investment management agreements. Boston Partners may also refrain from voting proxies on behalf of clients when shares are out on loan; when share blocking is required to vote; where it is not possible to vote shares; where there are legal or operational difficulties; where Boston Partners believes the administrative burden and/ or associated cost exceeds the expected benefit to a client; or where not voting or abstaining produces the desired outcome.

Boston Partners meets with ISS at least annually to review ISS policy changes, themes, methodology, and to review the Proxy Voting Policies. The information is taken to the Committee to discuss and decide what changes, if any, need to be made to the Proxy Voting Policies for the upcoming year.

The Proxy Voting Policies provide standard positions on likely issues for the upcoming proxy season. In determining how proxies should be voted, including those proxies the Proxy Voting Policies do not address or where the Proxy Voting Policies’ application is ambiguous, Boston Partners primarily focuses on maximizing the economic value of its clients’ investments. This is accomplished through engagements with Boston Partners’ analysts and issuers, as well as independent research conducted by Boston Partners’ Sustainability and Engagement Team. In the case of social and political responsibility issues that, in its view, do not primarily involve financial considerations, it is Boston Partners’ objective to support shareholder proposals that it believes promote good corporate citizenship. If Boston Partners believes that any research provided by ISS or other sources is incorrect, that research is ignored in the proxy voting decision, which is escalated to the Committee so that all relevant facts can be discussed, and a final vote determination can be made. Boston Partners is alerted to proposals that may require more detailed analysis via daily system generated refer notification emails. These emails prompt the Committee Secretary to call a Committee meeting to discuss the items in question.

Although Boston Partners has instructed ISS to vote in accordance with the Proxy Voting Policies, Boston Partners retains the right to deviate from those Proxy Voting Policies if, in its estimation, doing so would be in the best interest of clients.

Conflicts

Boston Partners believes clients are sufficiently insulated from any actual or perceived conflicts Boston Partners may encounter between its interests and those of its clients because Boston Partners votes proxies based on the predetermined Proxy Voting Policies. However, as noted, Boston Partners may deviate from the Proxy Voting Policies in certain circumstances or its Proxy Voting Policies may not address certain proxy voting proposals. If a member of Boston Partners’ research or portfolio management team recommends that it vote a particular proxy proposal in a manner inconsistent with the Proxy Voting Policies or if the Proxy Voting Policies do not address a particular proposal, Boston Partners will adhere to certain procedures designed to ensure that the decision to vote the particular proxy proposal is based on the best interest of Boston Partners’ clients. In summary, these procedures require the individual requesting a deviation from the Proxy Voting Policies to complete a Conflicts Questionnaire (the “Questionnaire”) along with written document of the economic rationale supporting the request. The Questionnaire seeks to identify possible relationships with the parties involved in the proxy that may not be readily apparent. Based on the responses to the Questionnaire, the Committee (or a subset of the Committee) will determine whether it believes a material conflict of interest is present. If a material conflict of interest is found to exist, Boston Partners will vote in accordance with client instructions, seek the recommendation of an independent third-party or resolve the conflict in such other manner as Boston Partners believes is appropriate, including by making its own determination that a particular vote is, notwithstanding the conflict, in the best interest of clients.

Oversight

Meetings and upcoming votes are reviewed by the Committee Secretary. Votes on behalf of Boston Partners’ clients are reviewed and compared against ISS’ recommendations. When auditing vote instructions, which Boston Partners does at least annually, ballots voted for a specified period are requested from ISS, and a sample of those meetings are reviewed by Boston Partners’ Operations Team. The information is then forwarded to compliance/ the Committee Secretary for review. Any perceived exceptions are reviewed with ISS and an analysis of what the potential vote impact would have been is conducted. ISS’ most recent SOC-1 indicates they have their own control and audit personnel and procedures, and a sample of ballots are randomly selected on a quarterly basis. ISS compares ballots to applicable vote instructions recorded in their database. Due diligence meetings with ISS are conducted periodically.

Disclosures

A copy of Boston Partners’ Proxy Voting Policies and Procedures, as updated from time to time, as well as information regarding the voting of securities for a client account is available upon request from your Boston Partners relationship manager. For general inquiries, contact (617) 832-8153.

CAUSEWAY CAPITAL MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

Overview

As an investment adviser with fiduciary responsibilities to its clients, Causeway Capital Management LLC (“Causeway”) votes the proxies of companies owned by investment vehicles managed and sponsored by Causeway, and institutional and private clients who have granted Causeway such voting authority. Causeway has adopted these Proxy Voting Policies and Procedures to govern how it performs and documents its fiduciary duty regarding the voting of proxies.

Proxies are voted solely in what Causeway believes is the best interests of the client, a fund’s shareholders or, where employee benefit assets are involved, plan participants and beneficiaries (collectively “clients”). Causeway’s intent is to vote proxies, wherever possible to do so, in a manner consistent with its fiduciary obligations. Practicalities involved in international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

The Chief Operating Officer of Causeway supervises the proxy voting process. Proxy voting staff monitor upcoming proxy votes, review proxy research, identify potential conflicts of interest and escalate such issues to the Chief Operating Officer, receive input from portfolio managers, and ultimately submit proxy votes in accordance with these Proxy Voting Policies and Procedures. The Chief Operating Officer has final decision-making authority over case-by-case votes. To assist in fulfilling its responsibility for voting proxies, Causeway currently uses Institutional Shareholder Services Inc. (“ISS”) for proxy research, which assists the decision-making process, and for proxy voting services, which include organizing and tracking pending proxies, communicating voting decisions to custodian banks, and maintaining records. Causeway will conduct periodic due diligence on ISS and its capacity and competency to provide proxy research and the proxy voting services provided to Causeway.

Proxy Voting Guidelines

Causeway generally votes on specific matters in accordance with the proxy voting guidelines set forth below. However, Causeway reserves the right to vote proxies on behalf of clients on a case-by-case basis if the facts and circumstances so warrant.

Causeway’s proxy voting guidelines are designed to cast votes consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing strong and independent boards of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway’s guidelines also recognize that a company’s

-3-	December 31, 2019

management is charged with day-to-day operations and, therefore, Causeway generally votes on routine business matters in favor of management’s proposals or positions.

Causeway generally votes for:

●	distributions of income

●	appointment of auditors

●	director compensation, unless deemed excessive

●	boards of directors – Causeway generally votes for management’s slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner Causeway believes is not in the best interests of shareholders.

●	financial results/director and auditor reports

●	share repurchase plans

●	changing corporate names and other similar matters

Causeway generally votes the following matters on a case-by-case basis:

●	amendments to articles of association or other governing documents

●	changes in board or corporate governance structure

●	changes in authorized capital including proposals to issue shares

●	compensation – Causeway believes that it is important that a company’s equity-based compensation plans, including stock option or restricted stock plans, are aligned with the interests of shareholders, including Causeway’s clients. Causeway evaluates compensation plans on a case-by-case basis. Causeway generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. Causeway generally opposes proposals to reprice options because the underlying stock has fallen in value.

●	debt issuance requests

●	mergers, acquisitions and other corporate reorganizations or restructurings

●	changes in state or country of incorporation

●	related party transactions

-4-	December 31, 2019

Causeway generally votes against:

●	anti-takeover mechanisms – Causeway generally opposes anti-takeover mechanisms including poison pills, unequal voting rights plans, staggered boards, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions.

Causeway generally votes with management regarding:

●	social issues – Causeway believes that it is management’s responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. Causeway will oppose social proposals that it believes will be a detriment to the investment performance of a portfolio company.

Conflicts of Interest

Causeway’s interests may, in certain proxy voting situations, be in conflict with the interests of clients. Causeway may have a conflict if a company that is soliciting a proxy is a client of Causeway or is a major business partner or vendor for Causeway. Causeway may also have a conflict if Causeway personnel have significant business or personal relationships with participants in proxy contests, corporate directors or director candidates.

The Chief Operating Officer determines the issuers with which Causeway may have a significant business relationship. For this purpose, a “significant business relationship” is one that: (1) represents 1.5% or more of Causeway’s prior calendar year gross revenues; (2) represents $2,000,000 or more in payments from a sponsored vehicle during the prior calendar year; or (3) may not directly involve revenue to Causeway or payments from its sponsored vehicles, but is otherwise determined by the Chief Operating Officer to be significant to Causeway or its affiliates or sponsored vehicles, such as a primary service provider of a fund or vehicle managed and sponsored by Causeway, or a significant relationship with the company that might create an incentive for Causeway to vote in favor of management.

The Chief Operating Officer will identify issuers with which Causeway’s employees who are involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how Causeway votes proxies.

Proxy voting staff will seek to identify potential conflicts of interest in the first instance and escalate relevant information to the Chief Operating Officer. The Chief Operating Officer will reasonably investigate information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Chief Operating Officer will rely on publicly available information about Causeway and its affiliates, information about Causeway and its affiliates that is generally known by Causeway’s employees, and other

-5-	December 31, 2019

information actually known by the Chief Operating Officer. Absent actual knowledge, the Chief Operating Officer is not required to investigate possible conflicts involving Causeway where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Chief Operating Officer.

Proxy voting staff will maintain a list of issuers with which there may be a conflict and will monitor for potential conflicts of interest on an ongoing basis.

Proxy proposals that are “routine,” such as uncontested elections of directors or those not subject to a vote withholding campaign, meeting formalities, and approvals of annual reports/financial statements are presumed not to involve material conflicts of interest. For non-routine proposals, the Chief Operating Officer in consultation with Causeway’s General Counsel and Chief Compliance Officer decides if they involve a material conflict of interest.

If a proposal is determined to involve a material conflict of interest, Causeway may, but is not required to, obtain instructions from the client on how to vote the proxy or obtain the client’s consent for Causeway’s vote. If Causeway does not seek the client’s instructions or consent, Causeway will vote as follows:

●	If a “for” or “against” or “with management” guideline applies to the proposal, Causeway will vote in accordance with that guideline.

●	If a “for” or “against” or “with management” guideline does not apply to the proposal, Causeway will follow the recommendation of an independent third party such as ISS. If Causeway seeks to follow the recommendation of a third party, the Chief Operating Officer will assess the third party’s capacity and competency to analyze the issue, as well as the third party’s ability to identify and address conflicts of interest it may have with respect to the recommendation.

To monitor potential conflicts of interest regarding the research and recommendations of independent third parties, such as ISS, proxy voting staff will review the third party’s disclosures of significant relationships. The Chief Operating Officer will review proxy votes involving issuers where a significant relationship has been identified by the proxy research provider.

Practical Limitations Relating to Proxy Voting

While the proxy voting process is well established in the United States and other developed markets with numerous tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions may involve a number of problems that may restrict or prevent Causeway’s ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the

-6-	December 31, 2019

issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) restrictions on the sale of the securities for a period of time prior to the shareholder meeting; and (vi) requirements to provide local agents with powers of attorney (which Causeway will typically rely on clients to maintain) to facilitate Causeway’s voting instructions. As a result, Causeway will only use its best efforts to vote clients’ non-US proxies and Causeway may decide not to vote a proxy if it determines that it would be impractical or disadvantageous to do so.

In addition, regarding US and non-US companies, Causeway will not vote proxies if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.

For clients with securities lending programs, Causeway may not be able to vote proxies for securities that a client has loaned to a third party. Causeway recognizes that clients manage their own securities lending programs. Causeway may, but is not obligated to, notify a client that Causeway is being prevented from voting a proxy due to the securities being on loan. There can be no assurance that such notice will be received in time for the client, if it so chooses, to recall the security.

-7-	December 31, 2019

ClearBridge Investments

Proxy Voting Policies and Procedures

amended as of march 2020

I.	Types of Accounts for Which ClearBridge Votes Proxies
II.	General Guidelines
III.	How ClearBridge Votes
IV.	Conflicts of Interest
A.	Procedures for Identifying Conflicts of Interest
B.	Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest
C.	Third Party Proxy Voting Firm - Conflicts of Interest
V.	Voting Policy
A.	Election of Directors
B.	Proxy Contests
C.	Auditors
D.	Proxy Contest Defenses
E.	Tender Offer Defenses
F.	Miscellaneous Governance Provisions
G.	Capital Structure
H.	Executive and Director Compensation
I.	State/Country of Incorporation
J.	Mergers and Corporate Restructuring
K.	Social and Environmental Issues
L.	Miscellaneous
VI.	Other Considerations
A.	Share Blocking
B.	Securities on Loan
VII.	Disclosure of Proxy Voting
VIII.	Recordkeeping and Oversight

1

CLEARBRIDGE INVESTMENTS

Proxy Voting Policies and Procedures

I.       TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES

ClearBridge votes proxies for each client for which it has investment discretion unless the investment management agreement provides that the client or other authorized party (e.g., a trustee or named fiduciary of a plan) is responsible for voting proxies.

II.       GENERAL GUIDELINES

In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III.       HOW CLEARBRIDGE VOTES

Section V of these policies and procedures sets forth certain stated positions. In the case of a proxy issue for which there is a stated position, we generally vote in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we consider in voting on such issue, we consider those factors and vote on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that we consider in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes but we are not required to follow any such recommendations. The use of an external service provider does not relieve us of our responsibility for the proxy vote.

For routine matters, we usually vote according to our policy or the external service provider’s recommendation, although we are not obligated to do so and each individual portfolio management team may vote contrary to our policy or the recommendation of the external service provider. If a matter is non-routine, e.g., management’s recommendation is different than that of the external service provider and ClearBridge is a significant holder or it is a significant holding for ClearBridge, the issues will be highlighted to the appropriate investment teams. Different investment teams may vote differently on the same issue, depending upon their assessment of clients’ best interests.

ClearBridge’s policies are reviewed annually and its proxy voting process is overseen and coordinated by its Proxy Committee.

IV.       CONFLICTS OF INTEREST

In furtherance of ClearBridge’s goal to vote proxies in the best interests of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients.

A.       Procedures for Identifying Conflicts of Interest

ClearBridge relies on the following to seek to identify conflicts of interest with respect to proxy voting:

2

1.	ClearBridge’s employees are periodically reminded of their obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or personal or business relationships relating to another Legg Mason business unit, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s General Counsel/Chief Compliance Officer.

2.	ClearBridge’s finance area maintains and provides to ClearBridge Compliance and proxy voting personnel an up- to-date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of ClearBridge’s net revenues.

3.	As a general matter, ClearBridge takes the position that relationships between a non-ClearBridge Legg Mason unit and an issuer (e.g., investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer because ClearBridge operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between ClearBridge and certain other Legg Mason business units. As noted above, ClearBridge employees are under an obligation to bring such conflicts of interest, including conflicts of interest which may arise because of an attempt by another Legg Mason business unit or non-ClearBridge Legg Mason officer or employee to influence proxy voting by ClearBridge to the attention of ClearBridge Compliance.

4.	A list of issuers with respect to which ClearBridge has a potential conflict of interest in voting proxies on behalf of client accounts will be maintained by ClearBridge proxy voting personnel. ClearBridge will not vote proxies relating to such issuers until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented, as described in Section IV below.

B.	Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

1.	ClearBridge maintains a Proxy Committee which, among other things, reviews and addresses conflicts of interest brought to its attention. The Proxy Committee is comprised of such ClearBridge personnel (and others, at ClearBridge’s request), as are designated from time to time. The current members of the Proxy Committee are set forth in the Proxy Committee’s Terms of Reference.

2.	All conflicts of interest identified pursuant to the procedures outlined in Section IV. A. must be brought to the attention of the Proxy Committee for resolution. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

3.	The Proxy Committee will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting the proxy. All materiality determinations will be based on an

3

assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Proxy Committee will be maintained.

4.	If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

5.	If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee will determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

●	disclosing the conflict to clients and obtaining their consent before voting;
●	suggesting to clients that they engage another party to vote the proxy on their behalf;
●	in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or
●	such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

A written record of the method used to resolve a material conflict of interest shall be maintained.

C.       Third Party Proxy Voting Firm - Conflicts of Interest

With respect to a third party proxy voting firm described herein, the Proxy Committee will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

V.       VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. There may be occasions when different investment teams vote differently on the same issue. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

A.	Election of Directors

1.	Voting on Director Nominees in Uncontested Elections.

a.	We withhold our vote from a director nominee who:
●	attended less than 75 percent of the company’s board and committee meetings without a valid excuse (illness, service to the nation/local government, work on behalf of the company);

* Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Committee may resolve such conflict of interest by satisfying itself that ClearBridge’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

4

●	received more than 50 percent withheld votes of the shares cast at the previous board election, and the company has failed to address the issue as to why;
●	is a member of the company’s audit committee, when excessive non-audit fees were paid to the auditor, or there are chronic control issues and an absence of established effective control mechanisms;
●	is a member of the company’s compensation committee if the compensation committee ignore a say on pay proposal that a majority of shareholders opposed;
●	is a member of the company’s nominating committee and there are no women on the board (or currently proposed for election to the board ).

b.	We vote for all other director nominees.

2.	Chairman and CEO is the Same Person.

We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons. We would generally vote FOR such a proposal unless there are compelling reasons to vote against the proposal, including:

●	Designation of a lead director
●	Majority of independent directors (supermajority)
●	All independent key committees
●	Size of the company (based on market capitalization)
●	Established governance guidelines
●	Company performance

3.	Majority of Independent Directors

a.	We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.

b.	We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

4.	Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

5.	Term of Office

5

We vote against shareholder proposals to limit the tenure of independent directors.

6.	Director and Officer Indemnification and Liability Protection

a.	Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

b.	We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

c.	We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

d.	We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director's legal expenses would be covered.

7.	Director Qualifications

a.	We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

b.	We vote against shareholder proposals requiring two candidates per board seat.

B.	Proxy Contests

1.	Voting for Director Nominees in Contested Elections

We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (i.e.: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).

2.	Reimburse Proxy Solicitation Expenses

We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

C.	Auditors

1.	Ratifying Auditors

We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the

6

independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

2.	Financial Statements and Director and Auditor Reports

We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors.

3.	Remuneration of Auditors

We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

4.	Indemnification of Auditors

We vote against proposals to indemnify auditors.

D.	Proxy Contest Defenses

1.	Board Structure: Staggered vs. Annual Elections

a.	We vote against proposals to classify the board.

b.	We vote for proposals to repeal classified boards and to elect all directors annually.

2.	Shareholder Ability to Remove Directors

a.	We vote against proposals that provide that directors may be removed only for cause.

b.	We vote for proposals to restore shareholder ability to remove directors with or without cause.

c.	We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

d.	We vote for proposals that permit shareholders to elect directors to fill board vacancies.

3.	Cumulative Voting

a.	If plurality voting is in place for uncontested director elections, we vote for proposals to permit or restore cumulative voting.

b.	If majority voting is in place for uncontested director elections, we vote against cumulative voting.

7

c.	If plurality voting is in place for uncontested director elections, and proposals to adopt both cumulative voting and majority voting are on the same slate, we vote for majority voting and against cumulative voting.

4.	Majority Voting

We vote for non-binding and/or binding resolutions requesting that the board amend a company’s by-laws to stipulate that directors need to be elected with an affirmative majority of the votes cast, provided that it does not conflict with the state law where the company is incorporated. In addition, all resolutions need to provide for a carve-out for a plurality vote standard when there are more nominees than board seats (i.e. contested election). In addition, ClearBridge strongly encourages companies to adopt a post-election director resignation policy setting guidelines for the company to follow to promptly address situations involving holdover directors.

5.	Shareholder Ability to Call Special Meetings

a.	We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

b.	We vote for proposals that provide shareholders with the ability to call special meetings, taking into account a minimum ownership threshold of 10 percent (and investor ownership structure, depending on bylaws).

6.	Shareholder Ability to Act by Written Consent

a.	We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

b.	We vote for proposals to allow or make easier shareholder action by written consent.

7.	Shareholder Ability to Alter the Size of the Board

a.	We vote for proposals that seek to fix the size of the board.

b.	We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

8.	Advance Notice Proposals

We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

9.	Amendment of By-Laws

a.	We vote against proposals giving the board exclusive authority to amend the by-laws.

b.	We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

8

10.	Article Amendments (not otherwise covered by ClearBridge Proxy Voting Policies and Procedures).

We review on a case-by-case basis all proposals seeking amendments to the articles of association.

We vote for article amendments if:

●	shareholder rights are protected;
●	there is negligible or positive impact on shareholder value;
●	management provides adequate reasons for the amendments; and
●	the company is required to do so by law (if applicable).

E.	Tender Offer Defenses

1.	Poison Pills

a.	We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

b.	We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.

c.	We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

2.	Fair Price Provisions

a.	We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

b.	We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

3.	Greenmail

a.	We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

b.	We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

4.	Unequal Voting Rights

a.	We vote against dual class exchange offers.

b.	We vote against dual class re-capitalization.

5.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

9

a.	We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

6.	Supermajority Shareholder Vote Requirement to Approve Mergers

a.	We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

7.	White Knight/Squire Placements

We vote for shareholder proposals to require approval of blank check preferred stock issues.

F.	Miscellaneous Governance Provisions

1.	Confidential Voting

a.	We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

b.	We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1. above.

2.	Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

3.

Bundled Proposals

We vote on a case-by-case basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

4.	Shareholder Advisory Committees

We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a

10

committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

5.	Other Business

We vote for proposals that seek to bring forth other business matters.

6.	Adjourn Meeting

We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.

7.	Lack of Information

We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.

G.	Capital Structure

1.	Common Stock Authorization

a.	We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.

b.	Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

●	Company has already issued a certain percentage (i.e. greater than 50%) of the company's allotment.
●	The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

c.	We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

2.	Stock Distributions: Splits and Dividends

We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

3.	Reverse Stock Splits

We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

4.	Blank Check Preferred Stock

a.	We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

11

b.	We vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

c.	We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

d.	We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

5.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

6.	Preemptive Rights

a.	We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

●	Size of the Company.
●	Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).
●	Percentage of the rights offering (rule of thumb less than 5%).

b.	We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

7.	Debt Restructuring

We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

8.	Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

9.	Dual-Class Stock

We vote for proposals to create a new class of nonvoting or sub voting common stock if:

●	It is intended for financing purposes with minimal or no dilution to current shareholders
●	It is not designed to preserve the voting power of an insider or significant shareholder

10.	Issue Stock for Use with Rights Plan

We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

12

11.	Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

We vote for debt issuances for companies when the gearing level is between zero and 100 percent.

We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.

12.	Financing Plans

We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.

H.	Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

1.	OBRA-Related Compensation Proposals

a.	Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

b.	Amendments to Added Performance-Based Goals

We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

c.	Amendments to Increase Shares and Retain Tax Deductions Under OBRA

We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

d.	Approval of Cash or Cash-and-Stock Bonus Plans

13

We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

2.	Expensing of Options

We vote for proposals to expense stock options on financial statements.

3.	Shareholder Proposals to Limit Executive and Director Pay

a.	We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder’s needs and would not put the company at a competitive disadvantage relative to its industry.

b.	We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.

4.	Reports to Assess the Feasibility of Including Sustainability as a Performance Metrice

We vote in favor of non-binding proposals for reports on the feasibility of including sustainability as a performance metric for senior executive compensation.

We have a policy of voting to reasonably limit the level of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:

●	Compensation committee comprised of independent outside directors
●	Maximum award limits
●	Repricing without shareholder approval prohibited
●	3-year average burn rate for company
●	Plan administrator has authority to accelerate the vesting of awards
●	Shares under the plan subject to performance criteria

5.	Golden Parachutes

a.	We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

b.	We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

14

6.	Golden Coffins

a.	We vote for shareholder proposals that request a company not to make any death benefit payments to senior executives’ estates or beneficiaries, or pay premiums in respect to any life insurance policy covering a senior executive’s life (“golden coffin”). We carve out benefits provided under a plan, policy or arrangement applicable to a broader group of employees, such as offering group universal life insurance.

b.	We vote for shareholder proposals that request shareholder approval of survivor benefits for future agreements that, following the death of a senior executive, would obligate the company to make payments or awards not earned.

7.	Anti Tax Gross-up Policy

a.	We vote for proposals that ask a company to adopt a policy whereby it will not make, or promise to make, any tax gross-up payment to its senior executives, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy; we also vote for proposals that ask management to put gross-up payments to a shareholder vote.

b.	We vote against proposals where a company will make, or promise to make, any tax gross-up payment to its senior executives without a shareholder vote, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy.

8.	Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

9.	Employee Stock Purchase Plans

a.	We vote for qualified plans where all of the following apply:

●	The purchase price is at least 85 percent of fair market value
●	The offering period is 27 months or less
●	The number of shares allocated to the plan is five percent or less of outstanding shares

If the above do not apply, we vote on a case-by-case basis.

b.	We vote for non-qualified plans where all of the following apply:

●	All employees of the company are eligible to participate (excluding 5 percent or more beneficial owners)
●	There are limits on employee contribution (ex: fixed dollar amount)
●	There is a company matching contribution with a maximum of 25 percent of an employee’s contribution

15

●	There is no discount on the stock price on purchase date (since there is a company match)

If the above do not apply, we vote against the non-qualified employee stock purchase plan.

10.	401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

11.	Stock Compensation Plans

a.	We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

b.	We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

12.	Directors Retirement Plans

a.	We vote against retirement plans for non-employee directors.

b.	We vote for shareholder proposals to eliminate retirement plans for non-employee directors.

13.	Management Proposals to Reprice Options

We vote against management proposals seeking approval to reprice options.

14.	Shareholder Proposals Regarding Executive and Director Pay

a.	We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

b.	We vote against shareholder proposals requiring director fees be paid in stock only.

c.	We vote against shareholder proposals to eliminate vesting of options and restricted stock on change of control.

d.	We vote for shareholder proposals to put option repricing to a shareholder vote.

e.	We vote for shareholder proposals that call for a non-binding advisory vote on executive pay (“say-on-pay”). Company boards would adopt a policy giving shareholders the opportunity at each annual meeting to vote on an advisory resolution to ratify the compensation of the named executive officers set forth in the proxy statement’s summary compensation table.

f.	We vote “annual” for the frequency of say-on-pay proposals rather than once every two or three years.

g.	We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

16

15.	Management Proposals on Executive Compensation

For non-binding advisory votes on executive officer compensation, when management and the external service provider agree, we vote for the proposal. When management and the external service provider disagree, the proposal becomes a refer item. In the case of a Refer item, the factors under consideration will include the following:

●	Company performance over the last 1-, 3- and 5-year periods on a total shareholder return basis
●	Performance metrics for short- and long-term incentive programs
●	CEO pay relative to company performance (is there a misalignment)
●	Tax gross-ups to senior executives
●	Change-in-control arrangements
●	Presence of a clawback provision, ownership guidelines, or stock holding requirements for senior executives

16.	Stock Retention / Holding Period of Equity Awards

We vote on a case-by-case basis on shareholder proposals asking companies to adopt policies requiring senior executives to retain all or a significant (>50 percent) portion of their shares acquired through equity compensation plans, either:

●	While employed and/or for one to two years following the termination of their employment; or
●	For a substantial period following the lapse of all other vesting requirements for the award, with ratable release of a portion of the shares annually during the lock-up period

The following factors will be taken into consideration:

●	Whether the company has any holding period, retention ratio, or named executive officer ownership requirements currently in place
●	Actual stock ownership of the company’s named executive officers
●	Policies aimed at mitigating risk taking by senior executives
●	Pay practices at the company that we deem problematic

I.	State/Country of Incorporation

1.	Voting on State Takeover Statutes

a.	We vote for proposals to opt out of state freeze-out provisions.

b.	We vote for proposals to opt out of state disgorgement provisions.

2.	Voting on Re-incorporation Proposals

We vote on a case-by-case basis on proposals to change a company's state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

3.	Control Share Acquisition Provisions

17

a.	We vote against proposals to amend the charter to include control share acquisition provisions.

b.	We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

c.	We vote for proposals to restore voting rights to the control shares.

d.	We vote for proposals to opt out of control share cashout statutes.

J.	Mergers and Corporate Restructuring

a.	Mergers and Acquisitions

We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc…); offer price (premium or discount); change in the capital structure; impact on shareholder rights.

b.	Corporate Restructuring

We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

c.	Spin-offs

We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

d.	Asset Sales

We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

e.	Liquidations

We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

f.	Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

g.	Changing Corporate Name

We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.

18

h.	Conversion of Securities

We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

i.	Stakeholder Provisions

We vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

K.	Social and Environmental Issues

When considering environmental and social (E&S) proposals, we have an obligation to vote proxies in the best interest of our clients, considering both shareholder value as well as societal impact.

1.	Sustainability Reporting

a.	We vote for proposals seeking greater disclosure on the company’s environmental, social & governance policies and practices;

b.	We vote for proposals that would require companies whose annual revenues are at least $5 billion to prepare a sustainability report. All others will be decided on a case-by-case basis.

2.	Diversity & Equality

a.	We vote for proposals supporting nomination of most qualified candidates, inclusive of a diverse pool of women and people of color, to the Board of Directors and senior management levels;

b.	We vote for proposals requesting comprehensive disclosure on board diversity if the frequency is no more than once a year;

c.	We vote for proposals requesting comprehensive disclosure on employee diversity if the frequency is no more than once a year;

d.	We vote for proposals requesting comprehensive reports on gender pay disparity if the frequency is no more than once a year;

e.	We vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity.

3.	As a firm, we strongly support E&S proposals. However, due to significantly divergent approaches and a lack of consistency in wording for many of these proposals, we will vote a case by case basis for the following types of proposals:

19

a.	Climate proposals seeking more disclosure on financial, physical or regulatory risks related to climate change and/or how the company measures and manages such risks;

b.	Climate proposals requesting a report/disclosure of goals on GHG emissions from company operations and/or products;

c.	Climate proposals seeking company disclosure on GHG reduction targets and/or goals;

d.	Animal welfare policies;

e.	Human rights and company policies;

f.	Operations in high-risk or sensitive areas;

g.	Product integrity and marketing.

L.	Miscellaneous

1.	Charitable Contributions

We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

2.	Political Contributions

We will vote in favor of non-binding proposals for reports on corporate lobbying and political contributions if the frequency is no more than annual.

In general, we vote on a case-by-case basis on other shareholder proposals pertaining to political contributions. In determining our vote on political contribution proposals we consider, among other things, the following:

●	Does the company have a political contributions policy publicly available
●	How extensive is the disclosure on these documents
●	What oversight mechanisms the company has in place for approving/reviewing political contributions and expenditures
●	Does the company provide information on its trade association expenditures
●	Total amount of political expenditure by the company in recent history

3.	Operational Items

a.	We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

b.	We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

c.	We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).

20

d.	We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

e.	We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

f.	We vote against proposals to approve other business when it appears as voting item.

4.	Routine Agenda Items

In some markets, shareholders are routinely asked to approve:

●	the opening of the shareholder meeting
●	that the meeting has been convened under local regulatory requirements
●	the presence of a quorum
●	the agenda for the shareholder meeting
●	the election of the chair of the meeting
●	regulatory filings
●	the allowance of questions
●	the publication of minutes
●	the closing of the shareholder meeting

We generally vote for these and similar routine management proposals.

5.	Allocation of Income and Dividends

We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

6.	Stock (Scrip) Dividend Alternatives

a.	We vote for most stock (scrip) dividend proposals.

b.	We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

ClearBridge has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that ClearBridge has proxy voting authority with respect to shares of registered investment companies, ClearBridge shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. A. through L.

The voting policy guidelines set forth herein will be reviewed annually and may be changed by ClearBridge in its sole discretion.

VI.       OTHER CONSIDERATIONS

21

In certain situations, ClearBridge may determine not to vote proxies on behalf of a client because ClearBridge believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge may determine not to vote proxies on behalf of a client include:

A.       Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, ClearBridge will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

B.      Securities on Loan

Certain clients of ClearBridge, such as an institutional client or a mutual fund for which ClearBridge acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. ClearBridge typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, ClearBridge will request that the client recall shares that are on loan so that such shares can be voted if ClearBridge believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of ClearBridge and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII.       DISCLOSURE OF PROXY VOTING

ClearBridge employees may not disclose to others outside of ClearBridge (including employees of other Legg Mason business units) how ClearBridge intends to vote a proxy absent prior approval from ClearBridge’s General Counsel/Chief Compliance Officer, except that a ClearBridge investment professional may disclose to a third party (other than an employee of another Legg Mason business unit) how s/he intends to vote without obtaining prior approval from ClearBridge’s General Counsel/Chief Compliance Officer if (1) the disclosure is intended to facilitate a discussion of publicly available information by ClearBridge personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) ClearBridge has voting power with respect to less than 5% of the outstanding common stock of the company.

If a ClearBridge employee receives a request to disclose ClearBridge’s proxy voting intentions to, or is otherwise contacted by, another person outside of ClearBridge (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge’s General Counsel/Chief Compliance Officer.

If a portfolio manager wants to take a public stance with regards to a proxy, s/he must consult with ClearBridge’s General Counsel/Chief Compliance Officer before making or issuing a public statement.

VIII.       RECORDKEEPING AND OVERSIGHT

ClearBridge shall maintain the following records relating to proxy voting:

22

●	a copy of these policies and procedures;
●	a copy of each proxy form (as voted);
●	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
●	documentation relating to the identification and resolution of conflicts of interest;
●	any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and
●	a copy of each written client request for information on how ClearBridge voted proxies on behalf of the client, and a copy of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.

To the extent that ClearBridge is authorized to vote proxies for a United States Registered Investment Company, ClearBridge shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, ClearBridge may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

23

PROXY VOTING

Policy

Unless otherwise directed, Champlain, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting, and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice include the responsibility to monitor corporate actions, receive and vote client proxies, and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. A copy of our written proxy policy and procedures and/or the record of proxy votes for a client's portfolio will be provided to that client upon request.

Although Champlain’s policy is to vote proxies for clients unless otherwise directed in writing, there may be times in which the firm would not exercise voting authority on matters where the cost of voting would be high, such as with some foreign securities, and/or the benefit to the client would be low, such as when casting a vote would not reasonably be expected to have a material effect on the value of the client’s investment.

Situations may arise in which more than one Champlain client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, clients may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, Champlain may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

Unless Champlain otherwise agrees in writing, Champlain will not advise or take any action on behalf of a client in any legal proceedings, including bankruptcies or class actions, involving securities held in, or formerly held in, client’s account or the issuers of those securities.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and that exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (1) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (2) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (3) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

1

Champlain has designated professionals as Proxy Voting Managers, who are responsible for the administrative management of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

2

Procedure

Champlain has adopted comprehensive proxy voting procedures to implement the firm's investment policies on behalf of clients. Proxy policies and procedures will be monitored closely, and may be amended or updated when appropriate, to ensure the policies outlined below are effectively executed:

Voting Procedures and Monitoring

•	All employees will forward any proxy materials received on behalf of clients to the Proxy Voting Managers;
•	The Proxy Voting Managers will determine which client accounts hold the security to which the proxy relates; Absent material conflicts, the appropriate company analyst will determine how Champlain should vote the proxy in accordance with applicable voting guidelines and will complete the voting in a timely and appropriate manner. Proxy systems (i.e., Proxy Edge) may be used to aid in the voting process;
•	Clients may provide proxy guidelines to Champlain; in which case the appropriate company analyst will vote in accordance with the applicable voting guidelines provided while adhering to the Conflict of Interest section below;
•	The Proxy Voting Managers will facilitate the proxy voting process, ensure process controls are being adhered to, and review ballots prior to submission; under certain circumstances, ballots are also reviewed by an additional analyst.
•	Compliance conducts quarterly reviews which include confirmation all proxies were voted during the previous quarter, and a sampling of how ballots were voted in relation to client/firm guidelines and policies;
•	Annually, the adequacy of proxy voting policies and procedures are analyzed during the firm’s Risk Assessment process and tested during the Annual Compliance Review.

Proxy Advisory Firms

Although Champlain may use the research provided by proxy advisory firms our practice is to use this research in conjunction with client and firm proxy guidelines and an internal analysis of company filings such as annual reports, proxy statements, and quarterly reports.

The due diligence of proxy advisory firms is consistent with that of other service providers of Champlain, and also includes a review of practices for ensuring accuracy in analyses and voting recommendations, as well as a broader competency assessment.

Recordkeeping

The Proxy Voting Managers shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:

•	These policies and procedures and any amendments;
•	A record of each vote that Champlain casts;
•	A copy of each written request from a client for information on how Champlain voted such client’s proxies, and a copy of any written response;
•	Any document Champlain creates that is material to making a decision on how to vote proxies, or that memorializes that decision.

3

Disclosure

•	Champlain will conspicuously display information in its Form ADV Part 2A summarizing the proxy voting policy and procedures, including a statement that clients may request information regarding how Champlain voted a client’s proxies, and that clients may request a copy of these policies and procedures.

Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Proxy Voting Managers;
•	In response to any request, the Proxy Voting Managers will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Champlain voted the client’s proxy with respect to each proposal about which client inquired.

Small Cap and Mid Cap Voting Guidelines

Fiduciary Duty and Proxy Voting Philosophy

Champlain’s fiduciary duty is to vote proxies in a manner that we believe is in the best interests of our clients; accordingly, Champlain will carefully review each proxy issue and evaluate the statements and views of competing parties. Our proxy voting will generally reflect an appreciation for how diversity throughout a company, including at the Board level, as well as responsible stewardship of resources, are likely to improve the odds that a company will deliver superior long-term shareholder returns. We look for diversity across all relevant dimensions; diversity should be appropriate for each company and not formulaic.

Using Management Guidance

The quality of corporate management is one of the most important considerations of Champlain portfolio managers and analysts when making investment decisions. Considerable weight is given to the recommendations of a company’s management and directors with respect to proxy issues. Unless such recommendations conflict with the interests of clients, votes will be cast in accordance with management recommendations. However, in certain cases, company recommendations may be in conflict with our assessment of sound governance practices and therefore not in the interests of clients, leading to votes in opposition to management. Champlain will strive for consistency in its proxy voting, but also acknowledges that there are no hard and fast rules guiding all situations. Individual proxy issues are always evaluated on their particular merits, and where conflicts arise between the interests of corporate management and the interests of Champlain clients, resolution is always in favor of the clients.

Policy on Board of Directors

Champlain believes that meaningful, independent oversight of corporate managers is a critical function of a company’s Board of Directors, and a cornerstone of sound corporate governance. To that end, we will support proposals seeking a majority of independent and diverse directors for the board, as well as proposals requiring independent and diverse directors for nominating, audit and compensation committees. Votes on individual director nominees are made on a case-by-case basis examining such factors as board and committee composition, past attendance record, financial

4

interest in the company, diversity of skills and experiences, and governance efficacy.

Policy on Audit Committee

Champlain believes that audit committees should be comprised of directors who are independent and financially literate and shall vote in favor of such a structure. The audit committee should have the exclusive authority to hire independent auditors. We will generally withhold votes for audit committee members who approve significant non- audit relationships with outside auditors, as well as vote against ratification of the outside auditor when such relationships exist.

Policy on Proxy Contest Defenses / Anti-takeover Measures

Champlain generally opposes proxy contest defenses and anti-takeover measures since they tend to restrict shareholder rights and participation and often limit the realization of maximum economic value. We support shareholder resolutions that reverse previously adopted anti-takeover measures or, in general, enhance shareholder rights. In these situations, we may conduct more issuer specific analysis; however, as with all proxy issues, we conduct a full review of each proposal and vote in the best interests of clients.

Anti-takeover measures generally opposed:

•	Classification of the Board of Directors
•	Shareholder rights plans (poison pills)
•	Greenmail
•	Supermajority rules to approve mergers or amend charter or bylaws
•	Authority to place stock with disproportionate voting rights
•	Golden parachutes

Shareholder resolutions generally supported:

•	Rescind or prohibit any of the above anti-takeover measures
•	Annual voting of directors; repeal classified boards
•	Adoption of confidential voting
•	Adoption of cumulative voting
•	Redeem shareholder rights plans
•	Proposals that require shareholder approval of rights plans (poison pills)

Policy on Capital Structure

Champlain considers disciplined capital use an essential component of effective corporate management. Therefore, we carefully consider proposals to authorize increased common shares, and generally limit authorization to funding needs for the next twelve months or for compelling management uses. We will generally vote for proposals to increase common shares for a stock split. Other capital structure proposals, such as preferred stock, will be voted for on a case-by-case basis.

Policy on Executive and Director Compensation

Champlain believes stock-based compensation plans must be very carefully analyzed to protect the economic interests of shareholders while providing appropriate motivation for corporate managers. Such plans should be highly correlated to both individual and corporate performance. We will oppose all option plans with excessive transfer of shareholder wealth, in the form of dilution to shareholder

5

equity and voting power, to corporate directors, executives and employees. Champlain will consider factors such as other corporate incentives, corporate performance, industry practices, and terms and duration of the non-cash compensation program in its decision. We will vote for proposals requiring shareholder approval to retroactively increase non-cash compensation and will generally vote against such proposals.

We will withhold votes for director nominees in the event of a retroactive increase of non-cash compensation without shareholder approval. Director compensation plans are viewed on a case-by-case basis, with the goal of protecting economic interests of shareholders and aligning interests of directors with shareholders. Employee stock purchase plans are voted on a case-by-case basis.

Policy on Mergers and Corporate Restructurings

All mergers, acquisitions, and restructurings are voted on a case-by-case basis taking into account financial terms, benefits, and acquisition price.

Social and Environmental Issues

To become and remain highly competitive and be able to recruit and retain the most talented employees and directors, companies should strive for alignment between the long-term interests of shareholders, employees, customers, other community stakeholders, and the health of the environment. Thus, companies should consider issues such as a lack of diversity, inequality, climate change, and other threats to the community and whether their policies and decisions contribute to those threats. We will evaluate social and environmental proposals on a case-by-case basis using a long-term perspective.

Conflicts of Interest

•	If there is a conflict of interest between the Champlain proxy voting policy and a client’s expressed voting policy, Champlain will vote the proxy in the manner the client has articulated;
•	Champlain will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Champlain with the issuer of each security to determine if Champlain or any of its employees has any financial, business, or personal relationship with the issuer;
•	If a material conflict of interest exists, the Proxy Voting Manager will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation;
•	Champlain will maintain a record of the voting resolution of any conflict of interest.

Emerging Markets and Emerging Markets Small Cap Voting Guidelines

Fiduciary Duty and Proxy Voting Philosophy

Champlain’s fiduciary duty is to vote proxies in a manner that we believe is in the best interests of our clients; accordingly, Champlain will carefully review each proxy issue and evaluate the statements and views of competing parties. Our proxy voting will generally reflect an appreciation for how diversity throughout a company, including at the Board level, as well responsible stewardship of resources, can

6

improve the odds that a company will deliver superior long-term shareholder returns. We look for diversity across all relevant dimensions; diversity should be appropriate for each company and not formulaic.

Using Management and External Guidance

The quality of corporate management is one of the most important considerations of Champlain portfolio managers and analysts when making investment decisions. Considerable weight is given to the recommendations of a company’s management and directors with respect to proxy issues. In some cases, unless such recommendations conflict with the interests of clients, votes will be cast in accordance with management recommendations. However, in certain cases, company recommendations may be in conflict with our assessment of sound governance practices and therefore not in the interests of clients, leading to votes in opposition to management. Champlain will strive for consistency in its proxy voting, but also acknowledges that there are no hard and fast rules guiding all situations. Individual proxy issues are always evaluated on their particular merits, and where conflicts arise between the interests of corporate management and the interests of Champlain clients, resolution is always in favor of the clients. Champlain may rely upon external proxy advisers to provide an English-language translation of ballots when one is not offered by the company itself. We may also consider the recommendations of external proxy advisers in our evaluation of ballot items; however, all votes will be made in accordance with Champlain’s guidelines and in the best interest of our clients.

Policy on Board of Directors

Champlain believes that meaningful, independent oversight of corporate managers is a critical function of a company’s Board of Directors, and a cornerstone of sound corporate governance. We seek to balance a Board of Directors that is financially motivated for the company to succeed with a Board that provides independent voices who are able to both support and challenge management. While we are generally supportive of independent directors having large roles on a board, we will not vote for or against any director solely because of their independence or lack thereof.

Policy on Proxy Contest Defenses / Anti-takeover Measures

Champlain generally opposes proxy contest defenses and anti-takeover measures since they tend to restrict shareholder rights and participation, and often limit the realization of maximum economic value. We support shareholder resolutions that reverse previously adopted anti-takeover measures or, in general, enhance shareholder rights. However, as with all proxy issues, we conduct a full review of each proposal and vote in the best interests of clients.

Policy on Capital Structure

Champlain considers disciplined capital use an essential component of effective corporate management. Therefore, we carefully consider proposals to authorize increased common shares, and generally limit authorization to funding needs compelling management uses, and proposals that issue stock at attractive prices. We will generally vote for proposals to increase common shares for a stock split. We are generally supportive of management efforts to return capital to shareholders through dividends and stock buybacks (at reasonable valuations) if there are not alternative uses of the capital and the payout does not cause the company to become overleveraged. Other capital structure proposals, such as preferred stock, will be voted for on a case-by-case basis.

7

Policy on Executive and Director Compensation

Champlain believes stock-based compensation plans must be very carefully analyzed to protect the economic interests of shareholders while providing appropriate motivation for corporate managers. Such plans should be highly correlated to both individual and corporate performance. Because of the wide variance in executive compensation norms by country, we will evaluate these matters on a case-by-case basis, with the goal of allowing companies to attract and retain talent without unjustly burdening shareholders.

Policy on Mergers and Corporate Restructurings

All mergers, acquisitions, and restructurings are voted on a case-by-case basis taking into account financial terms, benefits, and acquisition price.

Auditors

Auditors serve as a key check on management and, through their opinion on a company’s financial statements, a key source of information to us as investors. We generally vote to ratify auditors unless they do not appear independent (for example, by receiving substantial compensation for non-audit services) or because the company’s business is a large portion of the auditor’s total practice. We also generally support the board’s ability to set auditor compensation as long as there is no evidence that such compensation is excessive.

Costs or Other Consequences of Voting

On matters where the cost of voting would be high, such as with foreign securities, or the benefit to the client would be low, such as when casting a vote would not reasonably be expected to have a material effect on the value of the client’s investment, we may determine refraining from voting is in the best interest of the client.

Social and Environmental Issues

To become and remain highly competitive and be able to recruit and retain the most talented employees and directors, companies should strive for alignment between the interests of shareholders, employees, customers, community stakeholders, and the environment. Thus, companies should consider issues such as a lack of diversity, inequality, climate change, and other threats to the community. We evaluate social and environmental proposals on a case-by-case basis using a long-term perspective.

Conflicts of Interest

•	If there is a conflict of interest between the Champlain proxy voting policy and a client’s expressed voting policy, Champlain will vote the proxy in the manner the client has articulated;
•	Champlain will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Champlain with the issuer of each security to determine if Champlain or any of its employees has any financial, business, or personal relationship with the issuer;
•	If a material conflict of interest exists, the Proxy Voting Manager will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to

8

vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation;

•	Champlain will maintain a record of the voting resolution of any conflict of interest.

Voting Guidelines on Money Market Funds Held for Clients' Cash Sweep and Account Transition Holdings Champlain will vote in line with management's recommendation on proxies for money market funds held for a client’s cash sweep, as well as for client holdings that Champlain has sold or is in the process of selling as part of an account transition.

9

2020 PRIVACY & PROXY NOTICE

PRIVACY POLICIES AND PROCEDURES

The trust and confidence of you, our customers, is important to us at Congress Asset Management Company. For this reason, we are careful in the way we collect and handle non-public, personal information about you, our clients (“Client Information”). This Privacy Notice describes our policies and practices regarding your information and how it is obtained, disseminated, and protected.

Information We Collect

We may collect Client Information from the following sources:

●	Information we receive on contracts or other forms, such as your name, address, date of birth, and social security number
●	Information relating to transactions with us, our affiliates and others, such as the purchase and sale of securities and account balances
●	Information we receive from third parties, such as custodians, wealth management and financial services firms, as required or permitted by law
●	The retention period for which we hold your personal data varies depending on the purpose for which we are using your personal data and legal obligations (laws or regulation may set a minimum period for which we have to keep your data)

Information We Disclose

We disclose Client Information about you or our former clients to third parties only to the extent required or permitted by law. Such sharing of your information is applied to:

●	Everyday business purposes such as processing transactions, maintaining and or servicing your account
●	Cooperating with regulatory authorities, responding to court orders and legal investigations
●	Taking reasonable and necessary steps to prevent fraud, unauthorized transactions, etc.

Opting-Out

The information we disclose is limited, and essential to servicing your account, protecting your privacy and meeting obligations under state and federal law. We do not disclose Client Information that requires a notice to you for limiting such disclosures; otherwise known as “opting-out.” However, should we wish to disclose additional Client Information of yours, we will only do so with your written permission as discussed below.

Opt-In Process for Sharing Additional Client Information

Our current business practices require us to obtain affirmative written permission from you (“Opting-In”), before we disclose any Client Information outside of what is discussed above in the “Information We Disclose” section of this notice. In the event we wish to share such additional Client Information, we will provide you an Opt-In form describing the additional Client Information we seek to share, with whom we wish to share it with, and for what purpose. Until such form is received by us from you, indicating your permission, such additional Client Information about you will not be shared.

Information Security

●	We maintain an Information Protection and Cybersecurity program and provide ongoing awareness and training to our employees
●	We continue to evaluate our efforts to protect confidential Client information and to keep our privacy policy and practices current
●	We restrict access to Client Information to employees and service providers who are involved in providing products and services to our clients
●	Employees with access to Client information may not use or disclose such information, except for Congress Asset Management Company business use
●	We maintain physical, electronic, and procedural safeguards in order to protect Client Information
●	When there is a need to dispose of confidential Client information, we require our employees to shred, not discard the information

If you have any questions regarding our Privacy Policy, please call us at 800-542-7888 or write to us at 2 Seaport Lane, Boston, MA 02210.

PROXY POLICIES AND PROCEDURES

PROXY POLICIES

Responsibility

Congress Asset Management Company’s responsibility as an investment manager and plan fiduciary, as outlined in rule 206(4)-6 under the Investment Advisers Act of 1940, and the Employee Retirement Income Security Act of 1974 and subsequent Department of Labor policy statements, includes the duty to vote proxies on behalf of our clients when proxy voting authority has been delegated to us. Congress Asset Management Company accepts its fiduciary responsibility to vote proxies under these circumstances. This statement is intended to set forth those policies and guidelines to be followed in carrying out our responsibility.

General Principles of Voting

Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. This policy statement has been carefully crafted to meet the requirements of loyalty and prudence and will be employed by the Proxy Committee in its proxy voting procedures and decisions.

The duty of loyalty requires that a voting fiduciary exercise its proxy voting authority solely in the interests of its clients, or plan participants and beneficiaries, and for the exclusive purpose of providing plan benefits to participants and beneficiaries. The voting fiduciary is prohibited from subordinating the interests of participants and beneficiaries to unrelated objectives.

The duty of prudence requires that proxy voting authority be exercised with the care, skill, prudence, and diligence that a similarly situated prudent person knowledgeable in such matters would exercise. Thus, in making proxy voting decisions, Congress Asset Management Company shall seek out information from a variety of sources to determine what is in the long term economic best interest of its clients, plan participants, and beneficiaries prior to making a proxy voting decision. In keeping with its fiduciary responsibilities, Congress Asset Management Company will vote proxies in accordance with the “economic best interests” of its clients, plan participants and beneficiaries. Congress Asset Management Company will consider the long-term impact of business plans on all affected parties including shareholders, debt holders, employees, retired workers, and communities in which the firm operates.

Decisions Free of Outside Influence

Generally, Congress Asset Management Company will vote on the recommendation of the issuer’s management. However, Congress shall take into consideration the general positions of trustees and other fiduciaries in deciding how to vote proxies. Congress Asset Management Company currently utilizes the services of Broadridge Investor Communications, an independent provider of proxy voting services. Such services may include voting execution, comprehensive reporting, and supporting justification. However, any influence imposed upon us by a person or persons who have a direct personal or financial interest in the outcome will be rejected as a violation of ERISA and our moral obligation to plan participants, and clients. On contested issues the guiding principle shall be the long term “economic best interests” of all affected parties. The interest of any one group shall not dominate the decision to the detriment of other affected parties.

Clients and prospective clients should be aware that Congress Asset Management typically follows the recommendation of the AFL-CIO when voting proxies for Taft-Hartley clients, while at the same time is actively soliciting new business from the Taft-Hartley market. Voting to such recommendations may at times be different from how we vote our other clients’ proxies and in opposition to the interests of such other clients.

Congress Asset Management at the direction of a client’s Investment Policy statement has the ability to direct proxy voting decisions to a 3rd party proxy advice vendor. These voting recommendations may at times be different from how we vote other clients’ proxies and in opposition to the interests of such other clients.

PROXY PROCEDURES

Proxy Committee

The Proxy committee shall have responsibility for setting the proxy voting policy at Congress Asset Management Company. Proxies will be voted in the economic best interest of each individual client, ERISA plan participant, and beneficiaries. The Proxy Committee will use all available resources to help in evaluating proxy issues, and setting policies that are appropriate for each client. Congress Asset Management Company has an agreement with Broadridge Investor Communications to provide integrated third-party research and electronic, automated, rules-based voting capabilities via the Broadridge ProxyEdge service for each individual proxy.

In the event of a vote that falls outside of the standard proxy voting rules for Congress Asset Management Company, the Proxy Committee will meet to review a specific vote. When the Proxy Committee reaches a decision concerning the proxy vote in question, Broadridge ProxyEdge shall be instructed to vote accordingly and no further action shall be required. A simple majority of the Proxy Committee shall be required for a final ruling on proxy issues.

Record Keeping

1)	Proxy Committee minutes and meeting material including the basis for any voting decision including whether the advice of any individual outside of the organization was acted upon.
2)	Records will be maintained detailing how proxies were voted and for which accounts they were voted.

Records of proxy voting will be made available to Clients and ERISA Plan Sponsors upon a written request by email to proxies@congressasset.com or by mail to Congress Asset Management Company, 2 Seaport Lane, 5th Floor, Boston, MA 02210.

PROXY COMMITTEE:

Daniel A. Lagan	Gregg A. O’Keefe	Dory Bowers

Proxy Voting

Policy

Cooke & Bieler has adopted and implemented written policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients for which we have voting authority. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time. Our written policies and procedures address the research, voting and reporting of proxies and makes appropriate disclosures regarding these policies. Our policy and practice includes the responsibility to monitor, receive and vote client proxies and address and resolve any potential conflicts of interest. In addition, the firm provides proxy voting information for client portfolio securities and maintains required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Staff Legal Bulletin No. 20 was jointly published by the SEC's Division of Investment Management and Division of Corporation Finance on June 30, 2014. The Division of Investment Management provided guidance about investment advisers' responsibilities in voting client proxies and retaining proxy advisory firms, while the Division of Corporation Finance addressed the availability and requirements of two exemptions to the federal proxy rules that are often relied upon by proxy advisory firms.

Responsibility

The Chief Compliance Officer has the responsibility for overseeing the implementation and monitoring of the firm's proxy voting policy, practices, disclosures and record keeping.

Procedure

Cooke & Bieler has adopted procedures to implement the firm’s proxy policies and to monitor and ensure the firm’s policy is observed, implemented properly and updated, as appropriate, which may be summarized as follows:

●	Voting Procedures

1.	Broadridge will reroute proxy materials for our clients that were historically sent to custodian banks and incorporate that information onto the ProxyEdge system.
2.	Broadridge will determine client accounts that receive ballots and match the ballots to the correct account.
3.	The designated proxy person forwards all meeting material, including agenda items and Glass Lewis research as well as Taft Hartley recommendations, to the responsible analyst for review.
4.	Absent material conflicts, the responsible analyst will determine how the firm should vote the proxy in the best interest of our clients.
5.	The designated proxy person will vote the proxy according to the analyst's directions on a secure proprietary website, ProxyEdge.
6.	If any physical proxy ballots are received at our offices on behalf of our clients, these ballots will be forwarded to the designated proxy person and voted accordingly through www.proxyvote.com.

●	Disclosure

1.	Cooke & Bieler will provide information in its Disclosure Brochure under Item 17 entitled Voting Client Securities summarizing our proxy voting policy and procedures, including a statement that clients may request information regarding how Cooke & Bieler voted a client’s proxies, and that clients may request a copy of these policies and procedures.
2.	The firm will also send a copy of this summary to all existing clients who have previously received Form ADV Part 2A.

●	Client Requests for Information

1.	All client requests for information regarding our proxy policy and procedures are forwarded to the designated proxy person and processed accordingly.
2.	In response to proxy report requests the designated person will prepare the information and provide to the appropriate account administrator for distribution. This information includes the name of the issuer, the proposal voted upon, and how Cooke & Bieler voted the client’s proxy with respect to each proposal about which client inquired.

●	Voting Guidelines

1.

In the absence of specific voting guidelines from the client, Cooke & Bieler will obtain a reasonable understanding of the client's objectives in order to vote proxies in the best interests of each particular client. The firm's policy is to vote all proxies the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Cooke & Bieler 's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

2.	In determining how to vote on a particular issue, the firm will consider the opinion of management and the effect on management as well as the effect on shareholder value and the issuer's business practices. In addition, Cooke & Bieler will consider the voting recommendations of third parties, such as proxy services firms or other organizations or associations (e.g., the AFL- CIO, Glass Lewis or RMG), but these recommendations are not determinative. Each vote is ultimately cast on a case-by-case basis, taking into consideration all the relevant facts and circumstances at the time of the vote. The firm will also consider the views of third parties when revising its proxy voting policies, procedures or guidelines.

3.	In addition to conducting initial due diligence prior to engaging the services of any third-party proxy service firm, currently Glass Lewis, Cooke & Bieler will monitor and review such services at least annually; evaluating any conflicts of interest and changes in their methodology.

4.

A designated individual will conduct sample testing to determine that votes are cast in accordance with the analyst's intentions.

●	Conflicts of Interest

1.	Cooke & Bieler will identify any conflicts that exist between the firm or client interests by reviewing the relationship of Cooke & Bieler with the issuer of each security to determine if the firm or any of its employees has a financial, business or personal relationship with the issuer.
2.	If a material conflict of interest exists, it will be Cooke & Bieler’s policy to delegate voting responsibility to an independent third party, such as Glass Lewis.
3.	The firm will maintain a record of the voting resolution of any conflict of interest.

●	Recordkeeping

1.	In accordance with the SEC’s five-year retention requirement, the designated compliance person will monitor the retention of proxy records for the following:

a.	A record of each vote cast by Cooke & Bieler and a copy of each proxy statement.
b.	Any document Cooke & Bieler created that was material to making a decision how to vote proxies, or that memorializes that decision as well as notes documenting any instance in which the firm voted differently than the current proxy provider's research recommendations.
c.	Maintenance of proxy voting policies and procedures and any amendments.
d.	A copy of each written request from a client for information on how Cooke & Bieler voted such client’s proxies, and a copy of any written response.

Effective Date: February 14, 2020	PROPRIETARY

PROXY VOTING POLICIES AND PROCEDURES

DIMENSIONAL FUND ADVISORS LP

DIMENSIONAL FUND ADVISORS LTD.

DFA AUSTRALIA LIMITED

DIMENSIONAL FUND ADVISORS PTE. LTD.

DIMENSIONAL JAPAN LTD.

DIMENSIONAL IRELAND LIMITED

Introduction

Dimensional Fund Advisors LP (“Dimensional”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). Dimensional is the parent or indirect parent company of Dimensional Fund Advisors Ltd. (“Dimensional UK”), DFA Australia Limited (“Dimensional Australia”), Dimensional Fund Advisors Pte. Ltd. (“Dimensional Singapore”), Dimensional Japan Ltd. (“Dimensional Japan”) and Dimensional Ireland Limited (“Dimensional Ireland”) (each, an “Advisor”, and collectively referred to as the “Advisors”). Dimensional UK and Dimensional Australia are also registered as investment advisers under the Advisers Act.

The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors. These clients frequently give the Advisors the authority and discretion to vote proxies relating to the underlying securities beneficially held by such clients. Also, a client may, at times, ask an Advisor to share its proxy voting policies, procedures, and guidelines without the client delegating full voting discretion to the Advisor. Depending on the client, an Advisor’s duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The following Proxy Voting Policies and Procedures (the “Policy”) address the Advisors’ objectives for voting proxies received by the Advisors on behalf of client accounts or funds to the extent that relationships with such clients are subject to the Advisers Act or ERISA or the clients are registered investment companies under the Investment Company Act of 1940 (the “40 Act”), including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund (together, the “Dimensional Investment Companies”). The Advisors believe that this Policy is reasonably designed to meet their goal of seeking to vote (or refrain from voting) proxies in a manner consistent with applicable legal standards and in the best interests of clients, as understood by the Advisors at the time of the vote.

Exhibit A to this Policy includes a summary of the Advisors’ current Proxy Voting Guidelines and will change from time to time (the “Guidelines”). The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients. Therefore, an Advisor will usually instruct voting of proxies in accordance with the Guidelines.

1

The Guidelines provide a framework for analysis and decision making, but do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxyvote, the Advisors reserve the right to instruct votes counter to the Guidelines if, after a review of the matter, an Advisor believes that a client’s best interests would be served by such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Investment Stewardship Committee. To the extent that the Guidelines do not cover potential voting issues, an Advisor may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of the client.

A client’s investment strategy can impact voting determinations. For example, the Advisors consider social issues when voting proxies for socially screened portfolios and accounts and consider environmental issues when voting proxies for sustainability screened portfolios and accounts. The Advisors may also take social or environmental issues into account when voting proxies for portfolios and accounts that do not have social or sustainability screens if the Advisors believe that doing so is in the best interest of the relevant client(s) and otherwise consistent with the Advisors’ duties, such as where material environmental or social risks may have economic ramifications for shareholders.

Proxy Advisory Firms

The Advisors have retained certain third-party proxy service providers (“Proxy Advisory Firms”) to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals, operationally process votes in accordance with the Guidelines on behalf of the clients for whom the Advisors have proxy voting responsibility, and provide reports concerning the proxies voted (“Proxy Voting Services”). Although the Advisors retain third-party service providers for Proxy Voting Services, the Advisors remain responsible for proxy voting decisions. The Advisors have designed policies and procedures to oversee and evaluate the Proxy Advisory Firms, including with respect to the matters described below, which Proxy Advisory Firms have been engaged to provide services to support the Advisors’ voting in accordance with this Policy. In the event that the Guidelines are not implemented precisely as the Advisors intend because of the actions or omissions of any Proxy Advisory Firms, custodians or sub-custodians or other agents, or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisors as a breach of this Policy.

Prior to the selection of any new Proxy Advisory Firms and annually thereafter or more frequently if deemed necessary by Dimensional, the Investment Stewardship Committee will consider whether the Proxy Advisory Firm: (a) has the capacity and competency to adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide and (b) can make its recommendations in an impartial manner, in consideration of the best interests of the Advisors’ clients, and consistent with the Advisors’ voting policies.  Such considerations may include, depending on the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide, the following:

(i)	periodic sampling of certain votes pre-populated by the Proxy Advisory Firm’s systems as well as votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by the Advisors are being followed;
(ii)	onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to the Advisors;
2

(iii)	a review of those aspects of the Proxy Advisory Firm’s policies, procedures, and methodologies for formulating voting recommendations that the Advisors consider material to the Proxy Voting Services provided to the Advisors, including: (a) those relating to the Proxy Advisory Firm’s efforts to identify, address and disclose actual or potential conflicts of interest, and (b) the Proxy Advisory Firm’s efforts to obtain current, accurate, and complete information in creating recommendations and research;
(iv)	a requirement that the Proxy Advisory Firm notify the Advisors if there is a substantive change in the Proxy Advisory Firm’s policies and procedures described in (iii) above or otherwise to its business practices;
(v)	a review of how and when the Proxy Advisory Firm engages with, and receives and incorporates input from, portfolio companies, the Proxy Advisory Firm’s clients and other third-party information sources;
(vi)	an assessment of how the Proxy Advisory Firm considers factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote;
(vii)	in case of an error made by the Proxy Advisory Firm, a discussion of the error with the Proxy Advisory Firm and determination of whether appropriate corrective and preventive action is being taken; and
(viii)	an assessment of whether the Proxy Advisory Firm appropriately updates its methodologies, guidelines, and voting recommendations on an ongoing basis and incorporates input from issuers and Proxy Advisory Firm clients in the update process.

In evaluating Proxy Advisory Firms, the Advisors may also consider the adequacy and quality of the Proxy Advisory Firm’s staffing, personnel, and/or technology.

Procedures for Voting Proxies

The Investment Committee at Dimensional is generally responsible for overseeing each Advisor’s proxy voting process. The Investment Committee has formed the Investment Stewardship Committee (previously known as the Corporate Governance Committee) composed of certain officers, directors and other personnel of the Advisors and has delegated to its members authority to (i) oversee the voting of proxies and the Proxy Advisory Firms, (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with this Policy, (iv) receive reports on the review of the Proxy Advisory Firms as described above, and (v) review this Policy from time to time and recommend changes to the Investment Committee. The Investment Stewardship Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to this Policy and may designate personnel of each Advisor to instruct the vote on proxies on behalf of an Advisor’s clients, such as authorized traders of the Advisors (collectively, “Authorized Persons”). The Investment Stewardship Committee may recommend changes to this Policy to seek to act in a manner consistent with the best interests of the clients.

Generally, the Advisors analyze relevant proxy materials on behalf of their clients and seek to instruct the vote (or refrain from voting) proxies in accordance with this Policy and the Guidelines. A client may direct an Advisor to vote for such client’s account differently than what would occur in applying the Policy and the Guidelines. An Advisor may also agree to follow a client’s individualized proxy voting guidelines or otherwise agree with a client on particular voting considerations.

3

Each Advisor seeks to vote (or refrain from voting) proxies for its clients in a manner that the Advisor determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments. When voting (or electing to refrain from voting) proxies for clients subject to ERISA, each Advisor shall seek to consider those factors that may affect the value of the ERISA client’s investment and not subordinate the interests of the client’s participants and beneficiaries on their retirement income to unrelated objectives. In some cases, the Advisor may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. The Advisor may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan and when the Advisor or an affiliate of the Advisor has agreed to monitor the securities lending program of the client account, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisors’ belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by an Advisor recalling loaned securities for voting. Each Advisor does intend to recall securities on loan if, based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.

In cases where an Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

The Advisors from time to time discuss governance matters with portfolio companies to represent client interests; however, the Advisors on behalf of their clients, regardless of such conversations, acquire securities solely for the purpose of investment and not with the purpose or intended effect of changing or influencing the control of any portfolio company. The Advisors do not intend to engage in shareholder activism with respect to a pending vote or matter that an Advisor reasonably expects to be the subject of a shareholder vote in the foreseeable future. If an issuer’s management, shareholders or proxy solicitors contact an Advisor with respect to a pending vote, a member of the Investment Stewardship Committee (or its delegee) may listen to such party and discuss this Policy with such party.

International Proxy Voting

While the Advisors utilize the Policy and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is usually relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

4

With respect to non-U.S. companies, however, it may be both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances and expected costs may outweigh any anticipated economic benefit of voting. The major difficulties and costs mayinclude: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisors do not intend to vote proxies of non-U.S. companies if they determine that the expected costs of voting outweigh any anticipated economic benefit to the client of voting. The Advisors intend to make their determination on whether to vote proxies of non-U.S. companies on a client by client basis. In doing so, the Advisors evaluate market requirements and impediments for voting proxies of companies in each country. The Advisors periodically review voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect the Advisors’ determinations and procedures.1 In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its client’s vote is reasonably likely to influence the ultimate outcome of the contest, and that the expected benefits to the client of voting the proxies exceed the expected costs, the Advisor will seek to make reasonable efforts to vote such proxies.

Conflicts of Interest

Occasions may arise where an Authorized Person, one or more members of the Investment Stewardship Committee, an Advisor, or an affiliated person of an Advisor has a potential conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. Proxies that the Advisors receive on behalf of their clients generally will be voted in accordance with the predetermined Guidelines (or a client’s predetermined custom guidelines), and when proxies are voted consistently with such guidelines, the Advisors consider such votes not to be affected by any conflicts of interest.

In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to predetermined guidelines (or in cases for which the guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of the Proxy Advisory Firm primarily used by the Advisors to provide voting recommendations), and (ii) the Authorized Person or any member of the Investment Stewardship Committee believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Investment Stewardship Committee or, in the case of a member of the Investment Stewardship Committee who believes a potential conflict of interest exists, the member will disclose the conflict to the Investment Stewardship Committee. Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.

If the Investment Stewardship Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to predetermined guidelines (or in the case where the guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of the Proxy Advisory Firm), the Investment Stewardship Committee member will bring the vote to the Investment Stewardship Committee, which will (a) determine how the vote should be cast, keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the client’s interest. To the extent the Investment Stewardship Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Dimensional Investment Company in the circumstances described in this paragraph, Dimensional will report annually on such determinations to the respective Board of Directors/Trustees of the Dimensional Investment Company. The Advisors will also consider, where appropriate, other disclosure to clients regarding potential conflicts of interest, dependent upon the agreement with the client.

___________________________________

1 If a client does not share with its Advisor information regarding the cost of voting proxies for certain non-US companies or in certain countries so that the Advisor can perform a cost benefit analysis, the Advisor will decide whether to vote proxies considering only the information on difficulties and costs that it has available.

5

Availability of Proxy Voting Information and Recordkeeping

Each Advisor will inform those clients for which it has voting authority how to obtain information from the Advisor about how it voted with respect to client securities. The Advisor will provide those clients with a summary of its proxy voting guidelines, process and policies and will inform the clients how they can obtain a copy of the complete Policy upon request. If an Advisor is registered under the Advisers Act, the Advisor will also include such information described in the preceding two sentences in Part 2A of its Form ADV.

Recordkeeping

The Advisors will also keep records of the following items: (i) their proxy voting guidelines, policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and an Advisor’s responses (whether a client’s request was oral or in writing); (v) any documents prepared by an Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision; (vi) a record of any testing conducted on any Proxy Advisory Firm’s votes; and (vii) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to the Advisors. The Advisors will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at one of its principal offices.

Disclosure

Dimensional shall disclose in the statements of additional information of the Dimensional Investment Companies a summary of procedures which Dimensional uses to determine how to vote proxies relating to portfolio securities of the Dimensional Investment Companies. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities LLC (“DFAS”) or an affiliate of Dimensional or DFAS.

The semi-annual reports of the Dimensional Investment Companies shall indicate that the procedures are available: (i) by calling Dimensional collect; or (ii) on the SEC’s website. If a request for the procedures is received, the requested description must be sent within three business days by a prompt method of delivery.

Dimensional, on behalf of each Dimensional Investment Company it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.

6

Exhibit A

Proxy Voting Guidelines

General Approach to Corporate Governance and Proxy Voting

When voting proxies, Dimensional2 seeks to act in the best interests of the funds and accounts we manage. We seek to maximize shareholder value subject to the standards of the relevant legal and regulatory regimes, listing requirements, regional stewardship codes, and any particular investment or voting guidelines of specific funds or accounts. Dimensional will evaluate management and shareholder proposals on a case-by-case basis, in the circumstances explained below.

We expect the members of a portfolio company’s board to act in the interests of their shareholders. Each portfolio company’s board should implement policies and adopt practices that align the interests of the board and management with those of its shareholders. Since a board’s main responsibility is to oversee management and to manage and mitigate risk, it is important that board members have the experience and skills to carry out that responsibility.

This document outlines Dimensional's global approach to key proxy voting issues and highlights particular considerations in specific markets.

Global Evaluation Framework

Uncontested Director Elections

Dimensional may vote against individual directors, committee members, or the full board of a portfolio company in the following situations:

1. There are problematic audit-related practices;

2. There are problematic compensation practices or persistent pay for performance misalignment;

3. There are problematic anti-takeover provisions;

4. There have been material failures of governance, risk oversight, or fiduciary responsibilities;

5. The board has failed to adequately respond to shareholder concerns;

6. The board has demonstrated a lack of accountability to shareholders;

7. There is an ineffective board refreshment process[3];

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues listed in 1-7 above, Dimensional may vote against that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.

Dimensional also considers the following when voting on directors of portfolio companies:

1. Board independence;

2. Director attendance;

3. Director capacity to serve;

4. Board composition.

Board Refreshment

An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria.

___________________________________

2 “Dimensional” refers to any of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Fund Advisors Pte. Ltd. or Dimensional Japan Ltd.

3 As used in these guidelines “board refreshment process” means the method for reviewing and establishing the composition of the board of the portfolio company (e.g., assessments or self-evaluation, succession planning, approach for searches for board members, criteria for qualification of board members).

A-7

In evaluating a portfolio company’s refreshment process, Dimensional may consider, among other information:

●	Whether the company’s board assessment process meets market best practices in terms of objectiveness, rigor, disclosure, and other criteria;
●	Whether the company has any mechanisms to encourage board refreshment; and
●	Whether the company has board entrenchment devices, such as a classified board or plurality vote standard.

An additional consideration that may lead Dimensional to scrutinize the effectiveness of a portfolio company’s board refreshment process is a lack of gender diversity on the board. In jurisdictions where gender representation on a board is not mandated by law, Dimensional may consider whether a portfolio company seeks to follow market best practices as the portfolio company nominates new directors and assesses the performance of existing directors that have the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

Bundled/Slate Director Elections

Dimensional generally opposes bundled director elections at portfolio companies; however, in markets where individual director elections are not an established practice, bundled elections are acceptable as long as the full list of candidates is disclosed in a timely manner.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, we consider the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company's corporate governance practices, and the incumbent board's history of responsiveness to shareholders.

Auditors

Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor's report, the level of non-audit fees, or if lack of disclosure makes it difficult for us to assess these factors.

Anti-Takeover Provisions

We believe that the market for corporate control, which often results in acquisitions which generally increase shareholder value, should be able to function without undue restrictions. Takeover defenses such as shareholder rights plans (poison pills) can lead to entrenchment of management and reduced accountability at the board level.

Related-Party Transactions

Related-party transactions have played a significant role in several high-profile corporate scandals and failures. We believe related-party transactions should be minimized. When such transactions are determined to be fair to the portfolio company and its shareholders in accordance with the company’s policies and governing law, they should be thoroughly disclosed in public filings.

Amendments to Articles of Association/Incorporation

Dimensional expects the details of proposed amendments to articles of association or incorporation, or similar portfolio company documents, to be clearly disclosed. Dimensional will typically support such amendments that are routine in nature or are required or prompted by regulatory changes. Dimensional may vote against amendments that negatively impact shareholder rights or diminish board oversight.

Equity Plans

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company's historical use of equity, and the particular plan features.

A-8

Executive Remuneration

Dimensional supports remuneration for executives that is clearly linked to the portfolio company’s performance. Remuneration should be designed to attract, retain and appropriately motivate and serve as a means to align the interests of executives with those of shareholders. To the extent that remuneration is clearly excessive and not aligned with the portfolio company’s performance or other factors, Dimensional would not support such remuneration. Additionally, Dimensional expects portfolio companies to strive to follow local market practices with regards to the specific elements of remuneration and the overall structure of the remuneration plan.

Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive remuneration plan closely, taking into account the quantum of pay, company performance, and the structure of the plan.

Director Remuneration

Dimensional will generally support director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Mergers & Acquisitions (M&A)

Dimensional's primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that we believe market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Capitalization

Dimensional will vote case-by-case on proposals related to portfolio company share issuances, taking into account the purpose for which the shares will be used, the risk to shareholders of not approving the request, and the dilution to existing shareholders.

Dimensional opposes the creation of share structures that provide for unequal voting rights and will generally vote against proposals to create or continue such structures.

Shareholder Proposals

Dimensional’s goal when voting on shareholder proposals to portfolio companies is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

When evaluating shareholder proposals, Dimensional will consider the portfolio company’s current handling of the issue (both on an absolute basis and relative to market practices), the company’s compliance with regulatory requirements, the potential cost to the company of implementing the proposal, and whether the issue is better addressed through legal or regulatory action.

Voting Guidelines for Environmental and Social Issues

Dimensional believes that portfolio company boards are responsible for addressing material environmental & social (E&S) issues within their duties. If a portfolio company is unresponsive to material E&S risks which may have economic ramifications for shareholders, Dimensional may vote against directors individually, committee members, or the entire board. We may communicate with portfolio companies to better understand the alignment of the interests of boards and management with those of shareholders on these topics.

A-9

Dimensional evaluates shareholder proposals on environmental or social issues consistent with its general approach to shareholder proposals, paying particular attention to the portfolio company’s current handling of the issue, current disclosures, the financial materiality of the issue, market practices, and regulatory requirements. Dimensional may vote for proposals requesting disclosure of specific environmental and social data, such as information about board oversight, risk management policies and procedures, or performance against a specific metric, if we believe that the portfolio company’s current disclosure is inadequate to allow shareholders to effectively assess the portfolio company’s handling of a material issue.

Evaluating Disclosure of Material Environmental or Social Risks

Dimensional generally believes that information about the oversight and mitigation of material environmental or social risks should be disclosed by portfolio companies. Dimensional generally expects the disclosure regarding oversight and mitigation to include:

●	A description of material risks.
●	A description of the process for identifying and prioritizing such risks and how frequently it occurs.
●	The policies and procedures governing the handling of each material risk.
●	A description of the management-level roles/groups involved in oversight and mitigation of each material risk.
●	A description of the metrics used to assess the effectiveness of mitigating each material risk, and the frequency at which performance against these metrics is assessed.
●	A description of how the board is informed of material risks and the progress against relevant metrics.

In certain instances where Dimensional determines that disclosure by a portfolio company is insufficient for a shareholder to be able to adequately assess the relevant risks facing a portfolio company, Dimensional may, on a case-by-case basis, vote against individual directors, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such proposals.

Proxy Voting Principles for the United States

Director Elections:

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. We expect portfolio company boards to be majority independent and key committees to be fully independent.

Dimensional may vote against or withhold votes from individual directors, committee members, or the full board of a portfolio company in the following situations:

1. Problematic audit-related practices;

2. Problematic compensation practices or persistent pay for performance misalignment;

3. Problematic anti-takeover provisions;

4. Material failures of governance, risk oversight, or fiduciary responsibilities;

5. Failure to adequately respond to shareholder concerns;

6. Lack of accountability to shareholders;

7. There is an ineffective board refreshment process.

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues above, Dimensional may vote against or withhold votes from that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.

A-10

Dimensional also considers the following when voting on directors at portfolio companies:

1. Director attendance - Board members should attend at least 75% of meetings.

2. Director commitments - Board members should ensure that they have the capacity to fulfill the requirements of each board membership.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, we consider the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company's corporate governance practices, the incumbent board's history of responsiveness to shareholders, and the market’s reaction to the contest.

Board Structure and Composition:

Board Refreshment

An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria.

Dimensional believes it is the responsibility of a portfolio company’s Nominating Committee to ensure that the company’s board of directors is composed of individuals with the skills needed to effectively oversee management and will generally oppose proposals seeking to impose age or term limits for directors.

That said, portfolio companies should clearly disclose their director evaluation and board refreshment policies in their proxy. Lack of healthy turnover on the board of a portfolio company or lack of observable diversity on a portfolio company board may lead Dimensional to scrutinize the rigor of a portfolio company’s board refreshment process.

CEO/Chair

Dimensional believes that the portfolio company boards are responsible for determining whether the separation of roles is appropriate and adequately protects the interests of shareholders.

At portfolio companies with a combined CEO/Chair, Dimensional expects the board to appoint a lead independent director with specific responsibilities, including the setting of meeting agendas, to seek to ensure the board is able to act independently.

Recent environmental, social, and governance controversies resulting from inadequate board oversight may be taken into account when voting on shareholder proposals seeking the separation of the roles of CEO and Chair at a portfolio company.

Board Size

Dimensional believes that portfolio company boards are responsible for determining an appropriate size of the Board of Directors. However, Dimensional will generally oppose proposals to alter board structure or size in the context of a fight for control of the portfolio company or the board.

Governance Practices:

Classified Boards

Dimensional believes that shareholders should be given the right to vote on the entire slate of directors at a portfolio company on an annual basis. Therefore, we encourage portfolio company boards to conduct annual elections for all sitting directors.

A-11

Dimensional will generally support proposals to declassify existing boards at portfolio companies and will generally oppose efforts by portfolio companies to adopt classified board structures, in which only part of the board is elected each year.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a classified board without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt classified boards prior to or in connection with an IPO.

Dual Classes of Stock

Dual class share structures are generally seen as detrimental to shareholder rights, as they are accompanied by unequal voting rights. Dimensional believes in the principle of one share, one vote.

Dimensional opposes the creation of dual-class share structures with unequal voting rights at portfolio companies and will generally vote against proposals to create or continue dual-class capital structures.

Dimensional will generally vote against or withhold votes from directors at portfolio companies that adopt a dual-class structure without shareholder approval after the company’s IPO. Votes against or withheld votes from directors for implementation of a dual-class structure prior to or in connection with an IPO will be considered on a case-by-case basis.

Supermajority Vote Requirements

Dimensional believes that the affirmative vote of a majority of shareholders of a portfolio company should be sufficient to approve items such as bylaw amendments and mergers. Dimensional will generally vote against proposals seeking to implement a supermajority vote requirement and for shareholder proposals seeking the adoption of a majority vote standard.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a supermajority vote requirement without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt supermajority vote requirements prior to or in connection with an IPO.

Shareholder Rights Plans (Poison Pills)

Dimensional generally opposes poison pills. As a result, we may vote against the adoption of a pill and all directors at a portfolio company that put a pill in place without first obtaining shareholder approval. Votes against (or withheld votes from) directors may extend beyond the portfolio company that adopted the pill, to all boards the directors serve on. In considering a poison pill for approval, we may take into account the existence of ‘qualified offer’ and other shareholder-friendly provisions.

For pills designed to protect net operating losses, we may take into consideration a variety of factors, including but not limited to the size of the available operating losses and the likelihood that they will be utilized to offset gains.

Cumulative Voting

Under cumulative voting, each shareholder is entitled to the number of his or her shares multiplied by the number of directors to be elected. Shareholders have the flexibility to allocate their votes among directors in the proportion they see fit, including casting all their votes for one director. This is particularly impactful in the election of dissident candidates to the board in the event of a proxy contest.

Dimensional will typically support proposals that provide for cumulative voting and against proposals to eliminate cumulative voting unless the portfolio company has demonstrated that there are adequate safeguards in place, such as proxy access and majority voting.

A-12

Majority Voting

For the election of directors, portfolio companies may adopt either a majority or plurality vote standard. In a plurality vote standard, the directors with the most votes are elected. If the number of directors up for election is equal to the number of board seats, each director only needs to receive one vote in order to be elected. In a majority vote standard, in order to be elected, a director must receive the support of a majority of shares voted or present at the meeting.

Dimensional supports a majority (rather than plurality) voting standard for uncontested director elections at portfolio companies. The majority vote standard should be accompanied by a director resignation policy to address failed elections.

To account for contested director elections, portfolio companies with a majority vote standard should include a carve-out for plurality voting in situations where there are more nominees than seats.

Right to Call Meetings and Act by Written Consent

Dimensional will generally support the right of shareholders to call special meetings of a portfolio company board (if they own 25% of shares outstanding) and take action by written consent.

Proxy Access

Dimensional will typically support management and shareholder proposals for proxy access that allow a shareholder (or group of shareholders) holding three percent of voting power for three years to nominate up to 25 percent of a portfolio company board. Dimensional will typically vote against proposals that are more restrictive than these guidelines.

Amend Bylaws/Charters

Dimensional believes that shareholders should have the right to amend a portfolio company’s bylaws. Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that place substantial restrictions on shareholders' ability to amend bylaws through excessive ownership requirements for submitting proposals or restrictions on the types of issues that can be amended.

Exclusive Forum

Dimensional is generally supportive of management proposals at portfolio companies to adopt an exclusive forum for shareholder litigation.

Auditors

Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor's report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

In addition to voting against the ratification of the auditors, Dimensional may also vote against or withhold votes from Audit Committee members at portfolio companies in instances of fraud, material weakness, or significant financial restatements.

Executive and Director Compensation:

Stock-Based Compensation Plans

Dimensional supports the adoption of equity plans that align the interests of portfolio company board, management, and company employees with those of shareholders.

Dimensional will evaluate equity compensation plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

A-13

Dimensional will typically vote against plans that have features that have a negative impact on shareholders of portfolio companies. Such features include single-trigger or discretionary vesting, an overly broad definition of change in control, a lack of minimum vesting periods for grants, evergreen provisions, and the ability to reprice shares without shareholder approval.

Dimensional may also vote against equity plans if problematic equity grant practices have contributed to a pay for performance misalignment at the portfolio company.

Employee Stock Purchase Plans

Dimensional will generally support qualified employee stock purchase plans (as defined by Section 423 of the Internal Revenue Code), provided that the purchase price is no less than 85 percent of market value, the number of shares reserved for the plan is no more than ten percent of outstanding shares, and the offering period is no more than 27 months.

Supplemental Executive Retirement Plans

Dimensional will generally support shareholder proposals that ask the portfolio company to put to shareholder vote extraordinary benefits such as credit for years of service not actually worked, preferential benefit formulas, or accelerated vesting of pension benefits contained in supplemental executive retirement plan (SERP).

Advisory Votes on Executive Compensation (Say on Pay)

Dimensional supports reasonable compensation for executives that is clearly linked to the portfolio company’s performance. Compensation should serve as a means to align the interests of executives with those of shareholders. To the extent that compensation is excessive, it represents a transfer to management of shareholder wealth. Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive compensation plan closely, taking into account the quantum of pay, company performance, and the structure of the plan.

Certain practices, such as:

●	multi-year guaranteed bonuses
●	excessive severance agreements (particularly those that vest without involuntary job loss or diminution of duties or those with excise-tax gross-ups)
●	single, or the same, metrics used for both short-term and long-term executive compensation plans may encourage excessive risk-taking by executives at portfolio companies and are generally opposed by Dimensional.

At portfolio companies that have a history of problematic pay practices or excessive compensation, Dimensional will consider the company’s responsiveness to shareholders’ concerns and may vote against or withhold votes from members of the compensation committee if these concerns have not been addressed.

Frequency of Say on Pay

Executive compensation in the United States is typically composed of three parts: 1) base salary; 2) cash bonuses based on annual performance (short-term incentive awards); 3) and equity awards based on performance over a multi-year period (long-term incentive awards).

Dimensional supports triennial say on pay because it allows for a longer-term assessment of whether compensation was adequately linked to portfolio company performance. This is particularly important in situations where a company makes significant changes to their long-term incentive awards, as the effectiveness of such changes in aligning pay and performance cannot be determined in a single year.

If there are serious concerns about a portfolio company's compensation plan in a year where the plan is not on the ballot, Dimensional may vote against or withhold votes from members of the Compensation Committee.

A-14

Clawback Provisions

Dimensional typically supports clawback provisions in executive compensation plans as a way to mitigate risk of excessive risk taking by executives at portfolio companies.

Executive Severance Agreements (Golden Parachutes)

Dimensional analyzes golden parachute proposals on a case-by-case basis.

Dimensional expects payments to be reasonable on both an absolute basis and relative to the value of the transaction. Dimensional will typically vote against agreements with cash severance of more than 3x salary and bonus.

Dimensional expects vesting of equity to be contingent on both a change in control and a subsequent involuntary termination of the employee (“double-trigger change in control”).

Compensation of Directors

Dimensional will support director compensation at a portfolio company that is reasonable in both size and composition relative to industry and market norms.

Corporate Actions:

Mergers and Acquisitions (M&A)

Dimensional's primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that we believe market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Reincorporation

Dimensional will evaluate reincorporation proposals on a case-by-case basis.

Dimensional may vote against reincorporations if the move would result in a substantial diminution of shareholder rights at the portfolio company.

Capitalization:

Increase Authorized Shares

Dimensional will vote case-by-case on proposals seeking to increase common or preferred stock of a portfolio company, taking into account the purpose for which the shares will be used and the risk to shareholders of not approving the request.

Dimensional will typically vote against requests for common or preferred stock issuances that are excessively dilutive relative to common market practice.

Dimensional will typically vote against proposals at portfolio companies with multiple share classes to increase the number of shares of the class with superior voting rights.

Blank Check Preferred Stock

Blank check preferred stock is stock that can be issued at the discretion of the board, with the voting, conversion, distribution, and other rights determined by the board at the time of issue. Therefore, blank check preferred stock can potentially serve as means to entrench management and prevent takeovers at portfolio companies.

A-15

To mitigate concerns regarding what we believe is the inappropriate use of blank check preferred stock, Dimensional expects portfolio companies seeking approval for blank preferred stock to clearly state that the shares will not be used for anti-takeover purposes.

Share Repurchases

Dimensional will generally support open-market share repurchase plans that allow all shareholders to participate on equal terms. Portfolio companies that use metrics such as earnings per share (EPS) in their executive compensation plans should ensure that the impact of such repurchases are taken into account when determining payouts.

Shareholder Proposals:

Dimensional’s goal when voting on shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

When evaluating shareholder proposals, Dimensional will consider the portfolio company’s current handling of the issue (both on an absolute basis and relative to market practices), the company’s compliance with regulatory requirements, the potential cost to the company of implementing the proposal, and whether the issue is better addressed through legal or regulatory action.

In instances where a shareholder proposal is excluded from the meeting agenda but the SEC has declined to state a view on whether such proposal should be excluded, or when the SEC has verbally permitted a portfolio company to exclude a shareholder proposal but there is no written record provided by the SEC about such determination, we expect the portfolio company to provide shareholders with substantive disclosure concerning this exclusion and/or no-action relief. If substantive disclosure is lacking, Dimensional may vote against or withhold votes from certain directors on a case-by-case basis.

Director Election Guidelines for Europe, the Middle East, and Africa (EMEA)

Dimensional will leverage its global framework when evaluating EMEA portfolio companies, but will apply the following market-specific considerations when voting on directors.

When voting on the election of directors of portfolio companies, Dimensional applies the following standards across EMEA unless otherwise specified below:

●	Portfolio company boards should be majority independent (excluding shareholder or employee representatives as provided by law); however, lower levels of board independence may be acceptable at controlled companies provided at least one-third of the board is independent.
●	A majority of audit committee members (excluding shareholder or employee representatives as provided by law) should be independent; the committee overall should be at least one-third independent.
●	Executives should generally not serve on audit and remuneration committees.
●	Board terms generally should not exceed four years.
●	Directors should generally not serve on the boards of more than five publicly traded companies.
●	Dimensional generally expects executive directors to avoid serving in leadership roles (e.g. board chair) on outside boards.

United Kingdom

Dimensional expects portfolio companies to follow the requirements of the UK Corporate Governance Code with regards to board and committee composition.

A-16

France

Dimensional prefers the role of chairman and CEO of a portfolio company to be separated; however, Dimensional may support a combined role if the board has a lead independent director with specific responsibilities, including the setting of meeting agendas.

Dimensional will typically vote against the election of censors, but may consider providing support if the censor is to serve on an interim basis.

Dimensional may vote against directors of a portfolio company if such company’s bylaws do not currently prohibit loyalty shares and there has been no commitment to put such structures to a vote.

Germany

Absent exceptional circumstances, Dimensional expects the role of chairman and CEO of a portfolio company to be separated and will generally vote against the election of a director to serve in a combined role. Dimensional will generally also vote against the appointment of a former CEO as Chairman.

Dimensional will typically vote against directors of a portfolio company whose board term exceeds five years.

Greece

Dimensional expects all portfolio company boards to be at least one-third independent.

Italy

At portfolio companies electing directors through the voto di lista system, Dimensional expects that names of candidates to be disclosed in a timely manner.

Portugal

Dimensional expects all portfolio company boards to be at least one-third independent.

Switzerland

Dimensional expects the remuneration committee of a portfolio company to be majority independent and may vote against the election of non-independent directors if their election would result in a less than majority independent board.

Dimensional expects the role of chairman and CEO of a portfolio company to be separated and will generally vote against the election of a director to serve in a combined role.

South Africa

Dimensional expects portfolio companies to follow the recommendations of the King Report On Corporate Governance (King Code IV) with regards to board and committee composition.

Turkey

Dimensional expects the board of directors of a portfolio company to be at least one-third independent; at minimum two directors should be independent.

Dimensional expects the board of a portfolio company to establish an independent audit committee.

Dimensional expects the board of a portfolio company to establish a board committee with responsibility for compensation and nominating matters. This committee should be chaired by an independent director.

A-17

Proxy Voting Principles for Australia

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. We expect portfolio company boards to be majority independent.

Dimensional believes that key audit and remuneration committees should be composed of independent directors. Dimensional will generally vote against executive directors of the portfolio company, other than the CEO, who serve on the audit committee or who serve on the remuneration committee if the remuneration committee is not majority independent.

CEO/Chair

If a portfolio company’s board chair is not independent, the board should have a lead independent director with specific responsibilities, including the setting of meeting agendas. Dimensional may vote against executive board chairs if such measures are absent.

Auditors

Australian law does not require the annual ratification of auditors; therefore, concerns with a portfolio company's audit practices will be reflected in votes against members of the audit committee.

Dimensional may vote against audit committee members at a portfolio company if there are concerns with the auditor's independence, the accuracy of the auditor's report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

Dimensional may also vote against audit committee members in instances of fraud or material failures in oversight of audit functions.

Share Issuances

Dimensional will evaluate requests for share issuances on a case-by-case basis, taking into account factors such as the impact on current shareholders and the rationale for the request.

When voting on approval of prior share distributions, Dimensional will generally support prior issuances that conform to the dilution guidelines set out in ASX Listing Rule 7.1.

Share Repurchase

Dimensional will evaluate requests for share repurchases on a case-by-case basis, taking into account factors such as the impact on current shareholders, the rationale for the request, and the portfolio company's history of repurchases. Dimensional expects repurchases to be made in arms-length transactions using independent third parties.

Dimensional may vote against portfolio company plans that do not include limitations on the company's ability to use the plan to repurchase shares from third parties at a premium and limitations on the use of share purchases as an anti-takeover device.

A-18

Constitution Amendments

Dimensional will evaluate requests for amendments to a portfolio company's constitution on a case-by-case basis. The primary consideration will be the impact on the rights of shareholders.

Non-Executive Director Compensation

Dimensional will support non-executive director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Dimensional will generally vote against components of non-executive director remuneration that are likely to impair a director's independence, such as options or performance-based remuneration.

Equity Plans

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and company employees with those of shareholders.

Companies should clearly disclose components of the plan, including vesting periods and performance hurdles.

Dimensional may vote against plans that are exceedingly dilutive to existing shareholders. Plans that permit retesting or repricing will generally be viewed unfavorably.

Proxy Voting Principles for Japan

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

At portfolio companies with a three-committee structure, Dimensional expects at least one third of the board to be outsiders. Ideally, the board should be majority independent. At portfolio companies with a three-committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with an audit committee structure, Dimensional expects at least one third of the board to be outsiders. Ideally, the audit committee should be entirely independent; at minimum, any outside directors who serve on the committee should be independent. At portfolio companies with an audit committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with a statutory auditor structure, Dimensional expects the board to include at least two outside directors. At portfolio companies with a statutory auditor structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

Statutory Auditors

Statutory auditors are responsible for effectively overseeing management and ensuring that decisions made are in the best interest of shareholders. Dimensional may vote against statutory auditors who are remiss in their responsibilities.

When voting on outside statutory auditors, Dimensional expects nominees to be independent and to have the capacity to fulfill the requirements of their role as evidenced by attendance at meetings of the board of directors or board of statutory auditors.

A-19

Director and Statutory Auditor Compensation

Dimensional will support compensation for portfolio company directors and statutory auditors that is reasonable in both size and composition relative to industry and market norms.

When requesting an increase to the level of director fees, Dimensional expects portfolio companies to provide a specific reason for the increase. Dimensional will generally support an increase of director fees if it is in conjunction with the introduction of performance-based compensation, or where the ceiling for performance-based compensation is being increased. Dimensional will generally not support an increase in director fees if there is evidence that the directors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will typically support an increase to the statutory auditor compensation ceiling unless there is evidence that the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will generally support the granting of annual bonuses to portfolio company directors and statutory auditors unless there is evidence the board or the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional generally supports the granting of retirement benefits to portfolio company insiders, so long as the individual payments, and aggregate amount of such payments, is disclosed.

Dimensional will generally vote against the granting of retirement bonuses if there is evidence the portfolio company board or statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Equity Based Compensation

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and company employees with those of shareholders.

Dimensional will typically support stock option plans to portfolio company executives and employees if total dilution from the proposed plans and previous plans does not exceed 5 percent for mature companies or 10 percent for growth companies.

Dimensional will generally vote against stock plans if upper limit of options that can be issued per year is not disclosed.

For deep-discounted stock option plans, Dimensional typically expects portfolio companies to disclose specific performance hurdles.

Capital Allocation

Dimensional will typically support well-justified dividend payouts that do not negatively impact the portfolio company's overall financial health.

Share Repurchase

Dimensional is typically supportive of portfolio company boards having discretion over share repurchases absent concerns with the company's balance sheet management, capital efficiency, buyback and dividend payout history, board composition, or shareholding structure.

Dimensional will typically support proposed repurchases that do not have a negative impact on shareholder value.

A-20

For repurchases of more than 10 percent of issue share capital, Dimensional expects the company to provide a robust explanation for the request.

Shareholder Rights Plans (Poison Pills)

We believe the market for corporate control, which can result in acquisitions that are accretive to shareholders, should be able to function without undue restrictions. Takeover defenses such as poison pills can lead to entrenchment and reduced accountability at the board level.

Indemnification and Limitations on Liability

Dimensional generally supports limitations on liability for directors and statutory auditors in ordinary circumstances.

Limit Legal Liability of External Auditors

Dimensional generally opposes limitations on the liability of external auditors.

Increase in Authorized Capital

Dimensional will typically support requests for increases of less than 100 percent of currently authorized capital, so long as the increase does not leave the portfolio company with less than 30 percent of the proposed authorized capital outstanding.

For increases that exceed these guidelines, Dimensional expects portfolio companies to provide a robust explanation for the increase.

Dimensional will generally not support requests for increases that will be used as an anti-takeover device.

Expansion of Business Activities

For well performing portfolio companies seeking to expand their business into enterprises related to their core business, Dimensional will typically support management requests to amend the company's articles to expand the company's business activities.

A-21

DoubleLine Funds Trust
DoubleLine Equity Funds
DoubleLine Capital LP
DoubleLine Commodity LP
DoubleLine Equity LP
DoubleLine Private Funds
DoubleLine Opportunistic Credit Fund
DoubleLine Income Solutions Fund

Proxy Voting, Corporate Actions and Class Actions

August 2015

I.          Background

This Proxy Voting, Corporate Actions and Class Actions Policy (“Policy”) is adopted by DoubleLine Capital LP, DoubleLine Commodity LP and DoubleLine Equity LP (each, as applicable, “DoubleLine”, the “Adviser” or the “Firm”), DoubleLine Funds Trust and DoubleLine Equity Funds  (each, as applicable, the “Trust”) and each series of the Trusts (each an “Open-End Fund”), the DoubleLine Opportunistic Credit Fund (“DBL”) and DoubleLine Income Solutions Fund (“DSL” and, together with DBL and all of the Open-End Funds collectively, the “Funds”) to govern the voting of proxies related to securities held by the Funds  and actions taken with respect to corporate actions and class actions affecting such securities, and  to provide a method of reporting the actions taken and overseeing compliance with regulatory requirements.

Each private investment fund (such as, but not limited to, the DoubleLine Opportunistic Income Master Fund LP (and its related entities) and the DoubleLine Leverage Fund LP (and its related entities), each of which is a “Private Fund” and, collectively, the “Private Funds”) managed by DoubleLine also adopts this Policy.

DoubleLine generally will exercise voting authority on behalf of its separate account clients (“Separate Account Clients” and together with the Funds and Private Funds, the “Clients”) only where a Client has expressly delegated authority in writing to DoubleLine and DoubleLine has accepted that responsibility. Separate Account Clients that do not provide written authorization for DoubleLine to exercise voting authority are responsible for their own proxy voting, corporate actions and class actions and this Policy does not apply to them.

To the extent that voting a proxy or taking action with respect to a class action or corporate action (in each case, a “proposal”) is desirable, DoubleLine (or its designee) will seek to take action on such proposal in a manner that it believes is most likely to enhance the economic value of the underlying securities held in Client accounts and, with respect to proposals not otherwise covered by the Guidelines herein, DoubleLine (or its designee) will seek to consider each proposal on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote.  DoubleLine will not respond to proxy solicitor requests unless DoubleLine determines that it is in the best interest of a Client to do so.

II.         Issue

Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Rule”), requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement

2

written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients.  The procedures must address material conflicts that may arise between DoubleLine and a Client in connection with proxy voting.  The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting policies and procedures and to provide copies of the complete proxy voting policy and procedures to clients upon request.  Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

III.       Policy – Proxies and Corporate Actions; Role of Third-Party Proxy Agent

To assist DoubleLine in carrying out its proxy voting obligations, DoubleLine has retained a third-party proxy voting service provider, currently Glass, Lewis & Co. (“Glass Lewis”), as its proxy voting agent.  Pursuant to an agreement with DoubleLine, Glass Lewis obtains proxy ballots with respect to securities held by one or more Client accounts advised by DoubleLine, evaluates the individual facts and circumstances relating to any proposal, and, except as otherwise provided below, votes on any such proposal in accordance with the Guidelines set forth in Attachment A hereto (the “Guidelines”).

In the event that a proposal is not adequately addressed by the Guidelines, Glass Lewis will make a recommendation to DoubleLine as to how to vote on such proposal.  The portfolio manager or other authorized person of the relevant Client will review the recommendation made by Glass Lewis and will instruct Glass Lewis to vote the Client’s securities against Glass Lewis’ recommendation when DoubleLine believes doing so is in the best interests of the Client.  The portfolio manager or authorized person shall record the reasons for any such instruction and shall provide that written record to the Chief Compliance Officer or his/her designee.  In the absence of a timely instruction from DoubleLine to the contrary, Glass Lewis will vote in accordance with its recommendation.  In the event that Glass Lewis does not provide a recommendation with respect to a proposal, DoubleLine may vote on any such proposal in its discretion and in a manner consistent with this Policy.

In the event that DoubleLine determines that a recommendation of Glass Lewis (or of any other third-party proxy voting service retained by DoubleLine) was based on a material factual error, DoubleLine will investigate the error, taking into account, among other things, the nature of the error and the related recommendation, and seek to determine whether Glass Lewis (or any other third-party proxy voting service retained by DoubleLine) is taking reasonable steps to reduce similar errors in the future.

The Guidelines provide a basis for making decisions in the voting of proxies and taking action with respect to class actions or corporate actions for Clients. When voting proxies or taking action with respect to class actions or corporate actions, DoubleLine’s utmost concern in exercising its duties of loyalty and care is that all decisions be made in the best interests of the Client and with the goal of maximizing the value of the Client’s investments.  With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether DoubleLine (or its designee) will vote (assuming it votes at all) for or against a particular type of proposal.  The applicable portfolio managers who are primarily responsible for evaluating the individual holdings of the relevant Client are responsible in the first instance for overseeing the voting of proxies and taking action with respect to class actions or corporate actions for such Client (though they are not expected to review each such vote or action).  Such portfolio managers may, in their discretion, vote proxies or take action with respect to class actions or corporate actions in a manner that is inconsistent with the Guidelines (or instruct Glass Lewis to do so) when they determine that doing so is in the best interests of the Client.  In making any such determination, the portfolio managers may, in their discretion, take into account the recommendations of appropriate members of DoubleLine’s executive and senior management, other investment personnel and, if desired, an outside service.

3

Limitations of this Policy. This Policy applies to voting and/or consent rights of securities held by Clients. DoubleLine (or its designee) will, on behalf of each Client (including the Funds or the Private Funds) vote in circumstances such as, but not limited to, plans of reorganization, and waivers and consents under applicable indentures.  This Policy does not apply, however, to consent rights that primarily represent decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. Such decisions, while considered not to be covered within this Policy, shall be made with the Client’s best interests in mind.  In certain limited circumstances, particularly in the area of structured finance, DoubleLine may, on behalf of Clients, enter into voting agreements or other contractual obligations that govern the voting of shares.  In the event of a conflict between any such contractual requirements and the Guidelines, DoubleLine (or its designee) will vote in accordance with its contractual obligations.

In addition, where DoubleLine determines that there are unusual costs and/or difficulties associated with voting on a proposal, which more typically might be the case with respect to proposals relating to non-U.S. issuers, DoubleLine reserves the right to not vote on a proposal unless DoubleLine determines that the expected benefits of voting on such proposal exceed the expected cost to the Client, such as in situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security.  DoubleLine will seek to consult with its Clients in such circumstances unless the investment management agreement or other written arrangement with the applicable Client gives DoubleLine authority to act in its discretion.

All proxies, class actions or corporate actions received shall be retained by the Chief Risk Officer or designee.  Such records shall include whether DoubleLine voted such proxy or corporate actions and, if so, how the proxy was voted.  The records also shall be transcribed into a format such that any Client’s overall proxy and corporate actions voting record can be provided upon request.

DoubleLine provides no assurance to former clients that applicable proxy, class actions or corporate actions information will be delivered to them.

IV.        Proofs of Claim

DoubleLine does not complete proofs-of-claim on behalf of Clients for current or historical holdings other than for the Funds; however, DoubleLine will provide reasonable assistance to Clients with collecting information relevant to filing proofs-of-claim when such information is in the possession of DoubleLine.  DoubleLine does not undertake to complete or provide proofs-of-claim for securities that had been held by any former client.  DoubleLine will complete proofs-of-claim for the Funds and Private Funds, or provide reasonable access to the applicable Fund’s or Private Fund’s administrator to file such proofs-of-claim when appropriate.

V.         Class Actions Policy

In the event that Client securities become the subject of a class action lawsuit, the applicable portfolio manager(s) will assess the value to Clients in participating in such legal action.  If the portfolio manager decides that participating in the class action is in the Client’s best interest, DoubleLine will recommend that the Client or its custodian submit appropriate documentation on the Client’s behalf, subject to contractual or other authority.  DoubleLine may consider any relevant information in determining whether participation in a class action lawsuit is in a Client’s best interest, including the costs that would be incurred by the Client and the resources that would be expended in participating in the class action, including in comparison to the Client pursuing other legal recourse against the issuer.  DoubleLine also may choose to notify Clients (other than the Funds and the Private Funds) of the class action without making a recommendation as to participation, which would allow Clients to decide how or if to proceed.

4

DoubleLine provides no assurance to former clients that applicable class action information will be delivered to them.

VI.        Procedures for Lent Securities and Issuers in Share-blocking Countries

At times, DoubleLine may not be able to take action in respect of a proposal on behalf of a Client when the Client’s relevant securities are on loan in accordance with the Client’s securities lending program and/or are controlled by a securities lending agent or custodian acting independently of DoubleLine.  Notwithstanding this fact, in the event that DoubleLine becomes aware of a proposal on which a Client’s securities may be voted and with respect to which the outcome of such proposal could reasonably be expected to enhance the economic value of the Client’s position and some or a portion of that position is lent out, DoubleLine will make reasonable efforts to inform the Client that DoubleLine is not able to take action with respect to such proposal until and unless the Client recalls the lent security.  When such situations relate to the Funds or the Private Funds, DoubleLine will take reasonable measures to recall the lent security in order to take action timely.  There can be no assurance that any lent security will be returned timely.

In certain markets where share blocking occurs, shares must be frozen for trading purposes at the custodian or sub-custodian in order to vote.  During the time that shares are blocked, any pending trades will not settle.  Depending on the market, this period can last from one day to three weeks.  Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.  For this reason, in blocking markets, DoubleLine retains the right to vote or not, based on the determination of DoubleLine’s investment personnel as to whether voting would be in the Client’s best interest.

VII.      Proxy Voting Committee; Oversight

DoubleLine has established a proxy voting committee (the “Committee”) with a primary responsibility of overseeing compliance with the Policy.  The Committee, made up of non-investment executive officers, the Chief Risk Officer, and the Chief Compliance Officer (or his/her designee), meets on an as needed basis.  The Committee will (1) monitor compliance with the Policy, including by periodically sampling proxy votes for review, (2) review, no less frequently than annually, the adequacy of this Policy to ensure that such Policy has been effectively implemented and that the Policy continues to be designed to ensure that proxies are voted in the best interests of Clients, and (3) review potential conflicts of interest that may arise under this Policy, including changes to the businesses of DoubleLine, Glass Lewis or other third-party proxy voting services retained by DoubleLine to determine whether those changes present new or additional conflicts of interest that should be addressed by this Policy.

The Committee shall have primary responsibility for managing DoubleLine’s relationship with Glass Lewis and/or any other third-party proxy voting service provider, including overseeing their compliance with this Policy generally as well as reviewing periodically instances in which (i) DoubleLine overrides a recommendation made by Glass Lewis or (ii) Glass Lewis does not provide a recommendation with respect to a proposal.  The Committee shall also periodically review DoubleLine’s relationships with such entities more generally, including for potential conflicts of interest relevant to such entities and whether DoubleLine’s relationships with such entities should continue.

VIII.     Procedures for Material Conflicts of Interest

The portfolio managers will seek to monitor for conflicts of interest arising between DoubleLine and a Client and shall report any such conflict identified by the portfolio managers to the Committee.  Should

5

material conflicts of interest arise between DoubleLine and a Client as to a proposal, the proposal shall be brought to the attention of the Committee, who shall involve other executive managers, legal counsel (which may be DoubleLine’s in-house counsel or outside counsel) or the Chief Compliance Officer as may be deemed necessary or appropriate by the Committee to attempt to resolve such conflicts.  The Committee shall determine the materiality of such conflict if the conflict cannot be resolved.  (An example of a specific conflict of interest that should be brought to the Committee is a situation where a proxy contest involves securities issued by a Client.  When in doubt as to a potential conflict, portfolio managers shall bring the proxy to the attention of the Committee.)

If, after appropriate review, a material conflict between DoubleLine and a Client is deemed to exist, DoubleLine will seek to resolve any such conflict in the best interest of the Client whose assets it is voting by pursuing any one of the following courses of action: (i) voting (or not voting) in accordance with the Guidelines; (ii) convening a Committee meeting to assess available measures to address the conflict and implementing those measures; (iii) voting in accordance with the recommendation of an independent third-party service provider chosen by the Committee; (iv) voting (or not voting) in accordance with the instructions of such Client; (v) or not voting with respect to the proposal if consistent with DoubleLine’s fiduciary obligations.

Investments in the DoubleLine Funds.  In the event that DoubleLine has discretionary authority to vote shares of a Fund owned by all Clients (including the Funds), DoubleLine will vote the shares of such Fund in the same proportion as the votes of the other beneficial shareholders of such Fund. Under this “echo voting” approach, DoubleLine’s voting of a Fund’s shares would merely amplify the votes already received from such Fund’s other shareholders. DoubleLine’s potential conflict is therefore mitigated by replicating the voting preferences expressed by the Fund’s other shareholders.

IX.        Procedures for Proxy Solicitation

In the event that any employee of DoubleLine receives a request to reveal or disclose DoubleLine’s voting intention on a specific proxy event to a third party, the employee must forward the solicitation request to the Chief Compliance Officer or designee.  Such requests shall be reviewed with the Committee or appropriate executive and senior management.  Any written requests shall be retained with the proxy files maintained by the Chief Operating Officer or designee.

X.         Additional Procedures for the Funds

A. Filing Form N-PX

Rule 30b1-4 under the Investment Company Act of 1940 requires mutual funds to file an annual record of proxies voted by a Fund on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain the Funds’ proxy voting record for the most recent twelve-month period ending June 30.

The Funds rely upon their respective fund administrator to prepare and make their filings on Form N-PX. DoubleLine shall assist the fund administrator by providing information (including by causing such  information to be provided by any third party proxy voting service for record comparison purposes as deemed necessary) regarding any proxy votes made for the Funds within the most recent twelve-month period ending June 30. DoubleLine shall retain records of any such votes with sufficient information to make accurate annual Form N-PX filings.

6

B. Providing Policies and Procedures

Mutual funds (including the Funds) that invest in voting securities are required to describe in their Statements of Additional Information (“SAIs”) the policies and procedures that they use to determine how to vote proxies relating to securities held in their portfolios. The Funds also may chose to include these policies and procedures as part of their registration statement. Closed-end funds (such as DBL and DSL) must disclose their proxy voting policies and procedures annually on Form N-CSR.

Funds are required to disclose in shareholder reports that a description of the fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; (ii) on the fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov. The fund administrator shall ensure that such disclosures are included when preparing shareholder reports on the Funds’ behalf. The Funds currently do not provide the proxy policies and procedures on their website.

A Fund is required to send the description of the fund’s proxy voting policies and procedures within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery. The Funds rely upon the fund administrator to provide this service.

XI.        Recordkeeping

A.	DoubleLine must maintain the documentation described in this Policy for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years at its principal place of business. DoubleLine will be responsible for the following procedures and for ensuring that the required documentation is retained, including with respect to class action claims or corporate actions other than proxy voting. DoubleLine has engaged Glass Lewis to retain the aforementioned proxy voting records on behalf of DoubleLine (and its Clients).

B.	Client request to review proxy votes:

Any written request from a Client related to actions taken with respect to a proposal received by any employee of DoubleLine must be retained.  Only written responses to oral requests need to be maintained.

The Client Service group will record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to Clients, the Client Service group will distribute to any Client requesting proxy voting information DoubleLine’s complete proxy voting record for the Client for the period requested.  If deemed operationally more efficient, DoubleLine may choose to release its entire proxy voting record for the requested period, with any information identifying a particular Client redacted.  The Client Service group shall furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days) and maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request.  A copy of the written response should be attached and maintained with the Client’s written request, if applicable, and stored in an appropriate file.

Clients can require the delivery of the proxy voting record relevant to their accounts for the five year period prior to their request.

7

C.	Examples of proxy voting records:

-
Documents prepared or created by DoubleLine that were material to making a decision on how to vote, or that memorialized the basis for the decision.Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

XII.      Disclosure

The Chief Compliance Officer or designee will ensure that Form ADV Part 2A is updated as necessary to reflect: (i) all material changes to this Policy; and (ii) regulatory requirements related to proxy voting disclosure.

8

Attachment A to Proxy Voting, Corporate Action and Class Action Policy

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance
•            For trustee nominees in uncontested elections
•            For management nominees in contested elections
•            For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the fees for non-audit services exceed 51% of total fees
•            For changing the company name
•            For approving other business
•            For adjourning the meeting
•            For technical amendments to the charter and/or bylaws
•            For approving financial statements

Capital Structure
•            For increasing authorized common stock
•            For decreasing authorized common stock
•            For amending authorized common stock
•            For the issuance of common stock, except against if the issued common stock has superior voting rights
•            For approving the issuance or exercise of stock warrants
•            For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
•            For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
•            For decreasing authorized preferred stock
•            For canceling a class or series of preferred stock
•            For amending preferred stock
•            For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders
•            For eliminating preemptive rights
•            For creating or restoring preemptive rights
•            Against authorizing dual or multiple classes of common stock
•            For eliminating authorized dual or multiple classes of common stock
•            For amending authorized dual or multiple classes of common stock
•            For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights
•            For a stock repurchase program
•            For a stock split
•            For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring
•            For merging with or acquiring another company

9

•            For recapitalization
•            For restructuring the company
•            For bankruptcy restructurings
•            For liquidations
•            For reincorporating in a different state
•            For spinning off certain company operations or divisions
•            For the sale of assets
•            Against eliminating cumulative voting
•            For adopting cumulative voting

Board of Trustees
•            For limiting the liability of trustees
•            For setting the board size
•            For allowing the trustees to fill vacancies on the board without shareholder approval
•            Against giving the board the authority to set the size of the board as needed without shareholder approval
•            For a proposal regarding the removal of trustees, except against if the proposal limits the removal of trustees to cases where there is legal cause
•            For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights
•            For non-technical amendments to the company’s bylaws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions
•            Against a classified board
•            Against amending a classified board
•            For repealing a classified board
•            Against ratifying or adopting a shareholder rights plan (poison pill)
•            Against redeeming a shareholder rights plan (poison pill)
•            Against eliminating shareholders’ right to call a special meeting
•            Against limiting shareholders’ right to call a special meeting
•            For restoring shareholders’ right to call a special meeting
•            Against eliminating shareholders’ right to act by written consent
•            Against limiting shareholders’ right to act by written consent
•            For restoring shareholders’ right to act by written consent
•            Against establishing a supermajority vote provision to approve a merger or other business combination
•            For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction
•            For eliminating a supermajority vote provision to approve a merger or other business combination
•            Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•            Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•            For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•            Against expanding or clarifying the authority of the board of trustees to consider factors other than the interests of shareholders in assessing a takeover bid
•            Against establishing a fair price provision
•            Against amending a fair price provision
•            For repealing a fair price provision

10

•            For limiting the payment of greenmail
•            Against adopting advance notice requirements
•            For opting out of a state takeover statutory provision
•            Against opt into a state takeover statutory provision

Compensation
•            For adopting a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
•            For amending a stock incentive plan for employees, except decide on a case-by-case basis if the minimum potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
•            For adding shares to a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
•            For limiting per-employee option awards
•            For extending the term of a stock incentive plan for employees
•            Case-by-case on assuming stock incentive plans
•            For adopting a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity
•            For amending a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity
•            For adding shares to a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•            For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
•            For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
•            For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
•            For adopting a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•            For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements
•            For adding shares to a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•            For adopting a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•            For amending a stock award plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.
•            For adding shares to a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum

11

potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•            For approving an annual bonus plan
•            For adopting a savings plan
•            For granting a one-time stock option or stock award, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity
•            For adopting a deferred compensation plan
•            For approving a long-term bonus plan
•            For approving an employment agreement or contract
•            For amending a deferred compensation plan
•            For amending an annual bonus plan
•            For reapproving a stock option plan or bonus plan for purposes of OBRA
•            For amending a long-term bonus plan

Shareholder Proposals
•            For requiring shareholder ratification of auditors
•            Against requiring the auditors to attend the annual meeting
•            Against limiting consulting by auditors
•            Against requiring the rotation of auditors
•            Against restoring preemptive rights
•            For asking the company to study sales, spin-offs, or other strategic alternatives
•            For asking the board to adopt confidential voting and independent tabulation of the proxy ballots
•            Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations
•            Against eliminating the company’s discretion to vote unmarked proxy ballots.
•            For providing equal access to the proxy materials for shareholders
•            Against requiring a majority vote to elect trustees
•            Against requiring the improvement of annual meeting reports
•            Against changing the annual meeting location
•            Against changing the annual meeting date
•            Against asking the board to include more women and minorities as trustees.
•            Against seeking to increase board independence
•            Against limiting the period of time a trustee can serve by establishing a retirement or tenure policy
•            Against requiring minimum stock ownership by trustees
•            Against providing for union or employee representatives on the board of trustees
•            For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan
•            For creating a nominating committee of the board
•            Against urging the creation of a shareholder committee
•            Against asking that the chairman of the board of trustees be chosen from among the ranks of the non-employee trustees
•            Against asking that a lead trustee be chosen from among the ranks of the non-employee trustees
•            For adopting cumulative voting
•            Against requiring trustees to place a statement of candidacy in the proxy statement
•            Against requiring the nomination of two trustee candidates for each open board seat
•            Against making trustees liable for acts or omissions that constitute a breach of fiduciary care resulting from a trustee’s gross negligence and/or reckless or willful neglect
•            For repealing a classified board
•            Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

12

•            Against repealing fair price provisions
•            For restoring shareholders’ right to call a special meeting
•            For restoring shareholders’ right to act by written consent
•            For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made
•            For seeking to force the company to opt out of a state takeover statutory provision
•            Against reincorporating the company in another state
•            For limiting greenmail payments
•            Against advisory vote on compensation
•            Against restricting executive compensation
•            For enhancing the disclosure of executive compensation
•            Against restricting trustee compensation
•            Against capping executive pay
•            Against calling for trustees to be paid with company stock
•            Against calling for shareholder votes on executive pay
•            Against calling for the termination of trustee retirement plans
•            Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria
•            Against seeking shareholder approval to reprice or replace underwater stock options
•            For banning or calling for a shareholder vote on future golden parachutes
•            Against seeking to award performance-based stock options
•            Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement
•            Against requesting that future executive compensation be determined without regard to any pension fund income
•            Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)
•            Against requiring option shares to be held
•            For creating a compensation committee
•            Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues
•            For increasing the independence of the compensation committee
•            For increasing the independence of the audit committee
•            For increasing the independence of key committees

Social Issue Proposals
•            Against asking the company to develop or report on human rights policies
•            Against asking the company to limit or end operations in Burma
•            For asking management to review operations in Burma
•            For asking management to certify that company operations are free of forced labor
•            Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.
•            Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts
•            Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets
•            Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems
•            Against asking management to report on the company’s foreign military sales or foreign offset activities
•            Against asking management to limit or end nuclear weapons production

13

•            Against asking management to review nuclear weapons production
•            Against asking the company to establish shareholder-designated contribution programs
•            Against asking the company to limit or end charitable giving
•            For asking the company to increase disclosure of political spending and activities
•            Against asking the company to limit or end political spending
•            For requesting disclosure of company executives’ prior government service
•            Against requesting affirmation of political nonpartisanship
•            For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting
•            Against severing links with the tobacco industry
•            Against asking the company to review or reduce tobacco harm to health
•            For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting
•            For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report
•            Against asking the company to take action on embryo or fetal destruction
•            For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting
•            For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.
•            Against asking management to endorse the Ceres principles
•            For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels
•            For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum
•            For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases
•            For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products
•            Against asking the company to preserve natural habitat
•            Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings
•            Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions
•            For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting
•            Against asking the company to establish committees to consider issues related to facilities closure and relocation of work
•            For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports
•            Against asking management to drop sexual orientation from EEO policy
•            Against asking management to adopt a sexual orientation non-discrimination policy
•            For asking management to report on or review Mexican operations
•            Against asking management to adopt standards for Mexican operations
•            Against asking management to review or implement the MacBride principles

14

•            Against asking the company to encourage its contractors and franchisees to implement the MacBride principles
•            For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report
•            Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions
•            For requesting reports on sustainability, except against if the company has already issued a report in GRI format

Adopted by the DoubleLine Funds Trust Board: March 25, 2010
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: March 1, 2011
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: August 25, 2011
Renewed and approved by the DoubleLine Funds Trust Board of Trustees: March 19, 2013
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: May 22, 2013
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: November 20, 2013
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: August 21, 2014

Adopted by the DoubleLine Opportunistic Credit Fund Board of Trustees: August 24, 2011
Renewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: March 19, 2013
Renewed, reviewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: May 22, 2013
Renewed, reviewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: November 20, 2013
Renewed, reviewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: August 21, 2014

Adopted by the DoubleLine Equity Funds Board of Trustees:  March 19, 2013

Renewed, reviewed and approved by the DoubleLine Equity Funds Board: May 22, 2013
Renewed, reviewed and approved by the DoubleLine Equity Funds Board: November 20, 2013
Renewed, reviewed and approved by the DoubleLine Equity Funds Board: August 21, 2014
Adopted by the DoubleLine Income Solutions Board of Trustees:  March 19, 2013
Renewed, reviewed and approved by the DoubleLine Income Solutions Board of Trustees: May 22, 2013 Renewed, reviewed and approved by the DoubleLine Income Solutions Board of Trustees: November 20, 2013
Renewed, reviewed and approved by the DoubleLine Income Solutions Board of Trustees: August 21, 2014

Reviewed and approved by the Boards of the DoubleLine Funds Trust, DoubleLine Equity Funds, DoubleLine Opportunistic Credit Fund and DoubleLine Income Solutions Fund: August 20, 2015

FIAM

Proxy Voting

I.	Explanation of the Rule

Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”) requires an investment adviser to (i) adopt proxy policies reasonably designed to seek to ensure that the adviser votes proxies in the best interest of its clients, including addressing material conflicts of interest; (ii) disclose to clients information about its proxy policies; and (iii) maintain certain records relating to proxy voting. These requirements are designed to minimize conflicts of interest and to seek to ensure greater transparency in the voting of proxies.

FIAM has adopted a Proxy Voting Policy and Procedure to seek to ensure that proxies are voted in the clients’ best interests and that its proxy voting activities adhere to the requirements of Rule 206(4)-6. Where FIAM is given responsibility for voting proxies, it takes reasonable steps under the circumstances to seek to ensure that proxies are received and voted in the best interest of its clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

II.	Formal Citation of the Rule

Rule 206(4)-6 under the Advisers Act

III.	Responsible Compliance Officer

FIAM Compliance Officer

CPP Business Owner: Asset Management Treasurer’s Office

IV.	Means of Achieving Compliance

Proxy Voting in Accordance with FIAM Proxy Voting Guidelines

When making proxy-voting decisions, FIAM generally adheres to its Proxy Voting Guidelines, which are generally updated annually. The Proxy Voting Guidelines are described generally in FIAM’s Form ADV, Part 2A, and are made available to clients. The Proxy Voting Guidelines, which have been developed with reference to the positions of FIAM’s parent, Fidelity Investments (“Fidelity”), sets out positions on recurring issues and criteria for addressing non-recurring issues, handling conflicts of interest, issues relating to voting on foreign securities (particularly where FIAM will be restricted from trading in the security before the shareholder meeting date) and abstentions.

FIAM generally is responsible for voting proxies with respect to securities selected by FIAM and held in client accounts. Although a sub-adviser to an account may receive proxy voting authority or clients may reserve to themselves or assign to another person proxy-voting responsibility, certain steps must be observed in the case of Employee Retirement Income Security Act (“ERISA”) plans. Where authority to manage ERISA plan assets has been delegated to FIAM, this delegation automatically includes responsibility to vote proxies unless the named fiduciary that appointed FIAM has expressly reserved proxy-voting responsibility to itself or another named fiduciary. To be effective, a reservation of proxy voting responsibility for a given ERISA plan should:

•	be in writing;
•	state that FIAM is “precluded” from voting proxies because proxy-voting responsibility is reserved to an identified named fiduciary; and
•	be consistent with the plan’s documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).

FIAM relies upon the processes and controls of Fidelity Fund and Investment Operations (“FFIO”) Proxy Reconciliation Group and Fidelity’s centralized proxy voting group, FFIO Investment Proxy Research (“IPR”), to seek to ensure that proxy voting is conducted in accordance with the approved Proxy Voting Guidelines on behalf of those relevant FIAM advised accounts.

The Proxy Reconciliation Group sets up accounts for proxy voting and reconciles all ballots eligible to vote with account holdings. IPR reviews and monitors the proxy voting platform to ensure all proxies are analyzed and voted in a timely manner. IPR adheres to the Guidelines in making proxy voting decisions. In evaluating proposals, FIAM and its affiliates consider information from a number of sources, including management or shareholders of a company presenting a proposal and proxy advisory firms, and uses all of this information as input within the larger mix of information to which the Board approved guidelines applies.

The Proxy Voting Guidelines include provisions directing how IPR should vote proxies with material conflict of interest situations. The Proxy Voting Guidelines also address the process for proxy voting proposals not covered by the Proxy Voting Guidelines. IPR maintains detailed records of its proxy-voting activity for reporting to the clients and for eventual disclosure on each registered investment company client’s Form N-PX. FIAM provides each registered investment company client that it sub-advises with the information necessary for the fund to complete Form N-PX. Each fund is required to file Form N-PX annually by August 31.

Conflicts

From time to time, proxy-voting proposals may raise conflicts between the interests of Fidelity clients and the interests of Fidelity and its employees. A conflict of interest arises when there are factors that may prompt one to question whether Fidelity or a Fidelity employee is acting solely in the best interests of FIAM and its clients. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of FIAM and its clients.

IPR votes proxies without regard to any other FIAM or any other Fidelity companies’ relationship, business or otherwise, with that portfolio company and without giving effect to any potential conflict of interest, material or otherwise. Like other Fidelity employees, IPR employees have a fiduciary duty to never place their own interest ahead of the interests of fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Fidelity employees will follow the escalation process included in Fidelity’s corporate policy on conflicts of interest.

Proposals Not Covered by the Guidelines

For proposals not covered by the Guidelines or that involve other special circumstances, FIAM evaluates them on a case-by-case basis with input from the appropriate analyst or portfolio manager, with review by a member of senior management within IPR or an attorney within Fidelity’s General Counsel’s office.

FIAM May Take No Action

In certain situations when refraining from voting a proxy is in the client’s best interest, FIAM may take no action. This may occur, for example, when FIAM has determined that there are liquidity or disclosure concerns with voting in particular markets (e.g. shareblocking and re-registration markets).

Sub-Advisers Voting of Proxies

In certain instances, FIAM contracts with a sub-adviser (e.g. Fidelity Worldwide Investments) to assist in managing client’s portfolios. In these instances, the sub-adviser is responsible to vote proxies in accordance with their proxy voting guidelines and to provide FIAM with periodic reporting on proxy voting results.

Client Directed Voting

It is FIAM’s policy to vote client proxies according to FIAM’s guidelines or to decline any proxy voting authority from a client if a client is unable to agree to FIAM’s guidelines. Certain clients, however, may have mandated that client-approved proxy voting guidelines were required to be followed. In these very rare instances, a third party provider has been engaged to vote proxies in accordance with client-approved proxy voting guidelines and to provide required client reporting. The Asset Management Treasurer’s Office (“TO”) receives a quarterly certification from Institutional Shareholder Services (“ISS”) confirming they have voted in accordance with the client-approved proxy voting guidelines. Fidelity reviews the quarterly ISS certifications and validates the certification by reviewing the data in the ISS proxy voting platform.

V.	Oversight Function

The following groups are responsible for the oversight of this policy:

•	Asset Management Treasurer’s Office
•	Proxy Reconciliation Group
•	IPR
•	FIAM Risk and Compliance Committee
VI.	Methods of Conducting Oversight

TO conducts a semi-annual review to ensure all FIAM accounts are set up properly with the correct vote authority. The Proxy Reconciliation Group provides a report generated from the account set-up system (“ASU”) which shows the listing of FIAM accounts that are flagged with FIAM having the authority to vote client proxies. FIAM compares the report to the FIAM Client Information System to identify any discrepancies.

On a quarterly basis IPR provides the TO with a certification. The TO conducts a quarterly meeting with IPR to discuss the contents of the certification and, among other things, service deliverables and any relevant issues related to proxy voting, including issues that arise from third party service providers and sub-advisers. The quarterly certification includes changes to the Proxy Voting Guidelines, adherence to guidelines, incident reporting, conflict of interests, and IPR management changes.

FIAM Risk and Compliance Committee

If required, IPR will provide an ad hoc update to the FIAM Risk and Compliance Committee on proxy voting performed by IPR.

FIAM Board of Directors

Annually, IPR presents proxy voting results, updates on proxy voting processes, controls, policies and procedures, and any material changes in the proxy voting process to the FIAM Board of Directors.

VII.	Attachments

None

First Pacific Advisors, LP

Proxy Voting Policy

January 2020

This policy is designed to reflect First Pacific Advisors, LP’s (“FPA”) fiduciary duty to act in a manner that furthers the best interests of its Clients when voting proxies or deciding not to vote. In determining how or whether to vote proxies or provide consents, FPA will not subordinate the economic interests of its clients to the interests of other persons or to FPA’s self-interest. Each proxy issue will be considered individually. Decisions will be made by relevant portfolio managers and based on the financial interest of Clients in light of the specific applicable investment strategy, taking into consideration the guidelines enumerated in this Policy.

1.	Procedures

Absent specific Client instructions, and subject to the limitations described below, FPA has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:

●	The COO or designee takes steps to ensure that the custodians for all Client accounts have been instructed to electronically deliver all applicable proxy ballots to Institutional Shareholder Services Inc. (“ISS”), which FPA uses to process proxy votes.
●	ISS electronically delivers proxy ballots to FPA’s Proxy Administrator, who forwards the ballots to the appropriate FPA Portfolio Manager along with a due date by which the Portfolio Manager must respond back to the Proxy Administrator. The due date provided to the Portfolio Manager should be at least one business day prior to the date by which FPA must vote the proxy for it to be counted. The Portfolio Manager evaluates the proxy ballot to determine voting decisions that will be in the best interest of Clients, and may consider ISS’ recommendations in making a determination. The Portfolio Manager then communicates the voting instructions by email to the Proxy Administrator.
●	To the extent that FPA receives a proxy ballot for an issuer for which FPA has filed Schedule 13D and/or is a Section 16 filer, the Proxy Administrator will consult with the Legal Department prior to sending the proxy to the Portfolio Manager to determine whether FPA is subject to any related restrictions.
●	When the Proxy Administrator receives voting instructions from the Portfolio Manager, the Proxy Administrator will follow those instructions and enter the votes electronically through ISS’ online system. To the extent the Proxy Administrator does not receive a timely response from the Portfolio Manager regarding how to vote a proxy, the Proxy Administrator will vote in accordance with the recommendations provided by ISS.
●	FPA will not neglect its proxy voting responsibilities, but may abstain from voting if it deems that abstaining is in its Clients’ best interests, as described below under the Limitations on Proxy Voting section. The Proxy Administrator will document instances in which FPA does not vote a Client’s proxy.

1

●	The Proxy Administrator will document instances where FPA votes the same proxy in two directions for different Clients.
●	Proxies received after a Client terminates its advisory relationship with FPA will not be voted. The Proxy Administrator will promptly return such proxies to the sender, along with a statement indicating that FPA’s advisory relationship with the Client has terminated, and that future proxies should not be sent to FPA.
●	To the extent that a conflict of interest is identified in conjunction with a specific proxy vote, the voting process will be modified as described below under Conflicts of Interest.

2.	Conflicts of Interest

When completing the steps above, the Proxy Administrator will consider whether FPA is subject to any material conflicts of interest in connection with each proxy vote. In addition, Employees, including Portfolio Managers involved in determining proxy votes, must notify FPA’s Legal Department and/or the CCO if they are aware of any material conflict of interest associated with a proxy vote. It is impossible to anticipate all material conflicts of interest that could arise in connection with proxy voting. The following examples are meant to help the Proxy Administrator and Employees identify potential conflicts:

●	FPA provides investment advice to a publicly traded company (an “Issuer”) or to the public pension plan of such Issuer. FPA receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;
●	FPA provides investment advice to an Issuer and an FPA employee (or family member) is a member of the Issuer’s Board of Directors;
●	FPA provides investment advice to an officer or director of an Issuer. FPA receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;
●	FPA, or an affiliate, has a financial interest in the outcome of a proxy vote, such as when FPA is asked to vote on a change in Rule 12b-1 fees paid by a mutual fund to investment advisers, including FPA;
●	An Issuer or some other third party offers FPA or an Employee compensation in exchange for voting a proxy in a particular way;
●	An Employee, or a member of an Employee’s household, has a personal or business relationship with an Issuer. FPA receives a proxy solicitation from that Issuer; and
●	FPA or its Employees have a short position in an Issuer, but FPA’s Clients have a long position in the same Issuer. FPA receives a proxy solicitation from the Issuer.

If FPA detects a material conflict of interest in connection with a proxy solicitation, FPA will abide by the following procedures:

2

●	FPA will convene an internal group of senior FPA employees who are independent from the conflict of interest at issue.
●	The internal group will review any documentation associated with the proxy vote and ISS’ recommendation for the vote, and may discuss the matter with outside counsel or consultants if necessary.
●	The internal group will propose a course of action that they determine to be in the best interest of the applicable FPA Client(s). Such course of action may include, but is not limited to:
o	Consulting with the Board of Directors for conflicts of interest involving the registered investment companies, and following the course of action proposed by the Board of Directors;
o	Voting in accordance with the recommendations provided by ISS;
o	Seeking Client consent for the vote that the Portfolio Manager has proposed;
o	Engaging an independent third party to provide a recommendation on how to vote the proxy; or
o	Abstaining from voting the proxy.
●	The Proxy Administrator will vote the proxy or abstain from voting the proxy pursuant to the internal group’s instructions. The Proxy Administrator will retain documentation that reflects the rationale for the proxy vote determination.

3.	Limitations on Proxy Voting

Notwithstanding the procedures listed above, in certain circumstances where FPA has determined that it is in the Client’s best interest, FPA will not vote proxies received. In other situations, the Client will decide unilaterally to retain proxy voting authority. The following are some, but not all, circumstances where FPA will limit its role in voting proxies:

●	Client Maintains Proxy Voting Authority. Where the Client has instructed FPA in writing, FPA will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Client. If any proxy material is received by FPA, it will promptly be forwarded to the Client or a specified third party.
●	Client Provides Proxy Voting Instructions. Where the Client has provided written instructions to FPA directing FPA how to vote proxies (e.g., a Client directs FPA to vote ESG based on ISS ESG guidelines or directs FPA to vote a proxy in a certain way in specific situations).
●	Terminated Account. Once a Client account has been terminated in accordance with the investment advisory agreement, FPA may refrain from voting any proxies received after the termination and will return the proxy materials to the sender or to an address provided by the Client for forwarding any proxies received.
●	Securities No Longer Held. FPA may refrain from voting proxies received for securities which
3

are no longer held by the Client’s account.

●	Securities Lending Programs. When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.
●	Non-Discretionary Accounts. If FPA accepts a Client with non-discretionary authority, it may also yield the authority to vote proxies.
●	Limited Value. FPA may abstain from voting a Client proxy based upon a conclusion that the effect on a Client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.
●	Costs exceed benefits. FPA may abstain from voting a Client proxy if FPA believes that the costs of voting the proxy exceed the expected benefit to the Client of voting the proxy.
●	Non-US Issuers. FPA will vote non-US issuer proxies on a best efforts basis. Some non-US proxies may involve a number of features that restrict or prevent FPA’s ability to vote in a timely manner, or otherwise make voting impractical. For example, some proxies may not appear on any platform because some issuers do not reimburse custodians for the distribution of proxies. FPA will use its best efforts to vote all proxies but cannot guarantee the votes will be processed due to obstacles such as share blocking, re-registration, required powers of attorney, and sub-custodial arrangements. FPA may also be limited in obtaining proxy records but will maintain evidence reflecting best efforts to vote such proxies.

4.	Class Actions

Securities issuers are, on occasion, the subject of class action lawsuits where the class of potentially injured parties is defined to be purchasers of the issuer’s securities during a specific period of time. These cases may result in an award of damages or settlement proceeds to the class members who file claims with the settlement administrator. At the time of the settlement, notice of the settlement together with a claim form and release is generally sent to the custodian the securities who in turn may forward these notices to the separately managed account clients. FPA does not provide any legal advice to Clients in connection with class action litigation. FPA will instead provide such accounts with reasonable assistance by providing account-level information upon request.[1]

5.	Books and Records

The Proxy Administrator will ensure that the following information is retained and available to be promptly produced in connection with each proxy vote:

1 With respect to the FPA Funds and FPA Private Funds, FPA is responsible for determining participation in class actions.

4

●	The Issuer’s name;
●	The security’s ticker symbol or CUSIP, as applicable;
●	The shareholder meeting date;
●	The number of shares that FPA voted;
●	A brief identification of the matter voted on;
●	Whether the matter was proposed by the Issuer or a security-holder;
●	Whether FPA cast a vote;
●	How FPA cast its vote (for the proposal, against the proposal, or abstain);
●	Whether FPA cast its vote with or against management;
●	Any documentation created by FPA that was material in making the proxy voting decision or that memorializes the basis for that decision, to the extent applicable; and
●	Any communication with Clients on how FPA voted proxies on behalf of the Client.

FPA may satisfy certain of the above requirements by relying on a third party to retain a copy of the proxy statement on FPA’s behalf, so long as FPA has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request. FPA may also satisfy certain of the above requirements by relying on proxy statements available from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

The Proxy Administrator will periodically reconcile the proxy voting records from the custodians with the proxy voting records from ISS and follow up on any discrepancies to ensure that accurate records are maintained.

6.	Disclosures to Clients and Investors

FPA includes a description of its policies and procedures regarding proxy voting in Part 2A of Form ADV, along with a statement that Clients and Investors can contact FPA to obtain a copy of these policies and procedures and information about how FPA voted with respect to the Client’s securities.

Any request for information about proxy voting or class actions should be promptly forwarded to the Proxy Administrator, who will respond to any such requests. As a matter of policy, FPA does not disclose how it expects to vote on upcoming proxies.

5

Guidelines and principles for corporate engagement on governance, environment and social issues

1.	Introduction

Corporate governance is concerned with the way corporate entities are governed, as distinct from the way businesses within those companies are managed on a day to day basis.

Corporate governance addresses the issues facing boards of directors, such as:

–	strategy, financial policies, disclosure, legal issues and standards of corporate behaviour with the level and type of interaction with senior management
–	relationships with the shareholders and other stakeholders interested in the affairs of the company (such as fund managers, creditors, debt financiers, analysts, auditors and corporate regulators)
–	oversight of the company’s material environmental and social risks1 and the manner in which these are being monitored, disclosed and managed in the interests of shareholders and other relevant stakeholders, and
–	corporate performance.

First Sentier Investors is in a position to influence the environmental, social and governance (ESG) performance of companies via discussions with management or the board of directors and through the exercising of proxy votes. The exercising of the voting rights must be in the best interests of our unitholders and clients.

The scope of this document pertains primarily to the engagement of companies listed on the Australian Securities Exchange; however the principles may also be used to guide our engagement activities in other jurisdictions.

First Sentier Investors follows the Financial Services Council (FSC) guidelines on corporate governance and proxy voting. This document includes environmental and social guidelines (section

5) used by First Sentier Investors’ equity investment teams.

2.	Communication

As a major investor, First Sentier Investors believes in having direct contact with the management and/or directors of companies into which we invest. This contact might include constructive communication about performance, corporate governance, environmental and social issues, or other matters affecting stakeholder interests and long-term shareholder value.

As a shareholder, First Sentier Investors is entitled to receive reports and accounts and other explanatory circulars from companies which are required by law or regulatory authorities. We also have the right to attend company meetings and raise questions about the affairs of the company. While these formal bases for communication are necessary, they may not be sufficient to allow companies and shareholders to gain a full understanding of each other’s aims and requirements.

Direct dialogue will give First Sentier Investors a better appreciation of a company’s objectives, its potential problems and the quality of its management, while making the company aware of our expectations and requirements as a shareholder. In regard to environmental and social issues, First Sentier Investors will engage management on those matters that it believes have material impact on company earnings and value, and on best practices which the company should adopt.

As the intent of this dialogue is not to make First Sentier Investors an insider, in view of the insider trading provisions of the Corporations Act, care must be taken when communicating directly with the board of directors and management of companies. First Sentier Investors has an insider trading policy in place which outlines protocols should inside information come into our possession.

3.	Voting

First Sentier Investors will vote on all issues at company meetings where it has the authority to do so. Voting rights are a valuable asset which should be managed with the same care and diligence as any other asset. Ultimately, shareholders’ ability to influence management depends on shareholders’ willingness to exercise those rights.

First Sentier Investors generally supports boards by positive use of its voting power unless there is good reason for doing otherwise. Where a board has received steady support over a period of time, it should become a matter of concern for that board if support is not forthcoming on a particular matter. When First Sentier Investors intends to vote against a proposal, we may choose to make representations to a company prior to the vote so that appropriate consultation may take place with a view to achieving a satisfactory solution.

Where a satisfactory outcome cannot be achieved on an important issue, it may be desirable for the relevant fund manager or delegate to attend the relevant meeting of the company and to explain why the proposal is being opposed. In such cases a poll may be requested to ensure that the vote is duly recorded.

All votes must be made in the best interest of the unitholders and clients. It is acknowledged that our goal is to apply our corporate governance guidelines and principles in a consistent manner.

However, on rare occasions First Sentier Investors may deem it to be in the best interests of unitholders and clients to exercise its proxy vote in a manner that is not consistent on certain occasions, as a degree of subjectivity may be required. For example, it may be acceptable for a non-executive director to hold six board positions and provide a meaningful contribution, while for another director

Six board positions may be too demanding and result in a less meaningful contribution. Following are examples of voting issues and our current position:

6

–	Directors/non-executive directors – we consider - independence of a non-executive director to mean that they have not been former executives of the relevant company for a minimum of five (5) years.
–	Audit and remuneration committees – membership of an audit committee should be non-executive. Members of both committees should be listed in annual reports and identified on the notice of re-election of directors. It is preferred that only non-executive directors sit as members of the remuneration committee.
–	New directors – there should be a formal and transparent procedure for the appointment of new directors to a board. The Chairman and a majority of the members of the Nomination Committee should be non-executive directors.
–	Number of board appointments – non-executive directors must balance their number of board appointments with their personal ability to provide a meaningful contribution to each board. Similarly, executive directors who have outside directorships need to ensure that their contribution to their current employer is not diminished.
–	Removal of directors – we will not support changes to company constitutions that weaken the position of non- executive directors on the board.
–	Retirement by rotation – with the exception of the Chief Executive, we expect all directors to seek re-election, with one third seeking election each year. For directors over the age of 72, and provided that the constitution of the company permits re-election, the usual assessment criteria for selecting directors will apply.
–	Division of roles – in most cases the role of Chairman and Chief Executive should be split. We consider that board changes involving the Chief Executive becoming Chairman or executive directors becoming nonexecutive is acceptable only if there is a clear majority of independent directors.
–	Hostile takeovers – First Sentier Investors will meet both parties at least once before making a decision. Any decision made will be in the best interests of unit/shareholders.
–	Political donations – First Sentier Investors supports the notion that companies should seek a mandate from shareholders before making political donations. Such mandates should last for no longer than three years. Justification of political donations should be provided at the annual general meeting or in the annual report.
–	Remuneration – we support the principle that there should be full disclosure of directors’ total remuneration packages, including share options, fringe benefits and retirement benefits. We expect appropriate justification for levels of remuneration and the link of these to company objectives and performance from the Chairman of the Remuneration Committee.

–	Termination payments – we believe that payments on termination of executive directors’ contracts should not be excessive. In the case of poor performance, a statement of justification should be given. We may write to the Chairman of the Remuneration Committee to ask for details of compensation payments to departing executive directors if they are not published. Disclosure of any contingent liabilities should be made.
–	Long term incentive schemes – we support the introduction of share-based incentive schemes as a means of aligning the longer-term interests of management and shareholders. These schemes should be subject to shareholder approval and have reasonably demanding performance targets. We prefer that no awards vest at, or below, median performance with an appropriate comparator universe.
–	Options for non-executive directors – we are of the view that these should not be granted. We support the notion that non-executive directors can be paid in the stock of the company.
–	Environmental and social risks – we believe that well governed companies have appropriate environmental and social risk policies and management procedures in place. As part of the governance process, we expect boards to have oversight of these risks and policies, and executive management to be able to publicly report on these risks and there management and indicate where appropriate the potential impact on company earnings.
4.	Proxy voting policy and procedures

First Sentier Investors is advised of corporate actions such as proxy voting by its proxy voting service providers which are Glass Lewis and Ownership Matters. The Head of each asset class or delegate is responsible for ensuring that all company resolutions are reviewed and an appropriate and consistent recommendation is made in line with the corporate governance guidelines and principles as outlined in this document. Information on the proxy voting process for each investment team can be found in First Sentier Investors’ annual Proxy Voting and Engagement report which is available on our website.

In all cases First Sentier Investors will only vote in the best interests of its unitholders and clients. It is First Sentier Investors’ duty to put any other unit/share holder relationship or interest to one side when deciding how to vote on behalf of unit-holders and clients.

5.     Environmental, social and governance assessment and engagement

First Sentier Investors recognises that ESG issues impact on business value and has developed its own ‘integrated’ approach to responsible investment in keeping with the United Nations Principles for Responsible Investment and other emerging industry performance standards.

First Sentier Investors is committed to integrating ESG factors into its investment decision-making, ownership and engagement policies and procedures. First Sentier Investors believes good management of environmental and social issues is integral to good corporate governance. First Sentier Investors will engage with companies in which it invests, or is considering for investment, with regard to their ESG risk management policies, strategies, performance, disclosure and management capabilities.

First Sentier Investors’ approach to environmental and social issues is based on the rigorous assessment of how ESG issues impact on company earnings and value. To achieve this, and in keeping with First Sentier Investors’ corporate governance principles, our approach is premised on the following:

–	ESG disclosure – encouraging the companies we invest in to disclose their material ESG risks and performance in keeping with emerging best practice
–	Engagement – as owners, or potential owners, engage companies, and where appropriate, vote on issues where company value is at risk from ESG issues
–	Voting – as owners, First Sentier Investors portfolio managers will develop their own voting positions on key environmental and social issues, and
–	Reporting – the outcomes of engagement and voting activities to clients.

7

5.1	ESG Disclosure

To ensure First Sentier Investors has adequate information to assess the value at stake (risks and opportunities) we will encourage and recommend companies to disclose their material ESG risks and performance in keeping with emerging global standards. More specifically, companies are expected to report on the following aspects:

–	Environmental and social risks impacting materially on earnings, including contingent liabilities
–	Governance policies and procedures for assuring compliance with internal ESG policies, improving performance and mitigating risks across operations, supply chain and products and services
–	First Sentier Investors expects all companies to report in keeping with these guidelines
–	ESG risks and performance – companies are encouraged to report their ESG performance publically on a regular basis
–	First Sentier Investors expects companies, especially smaller companies and companies in emerging markets, to report those key performance indicators that appropriately represent the material ESG considerations pertinent to their operations; and
–	Climate change – companies operating in high energy and greenhouse gas intensive sectors are expected to report their climate change risks and opportunities in line with the Global Framework for Climate Risk Disclosure or other recognised framework.
5.2	Engagement Procedures and Process

As an owner of company shares, First Sentier Investors will engage companies on ESG issues in the following circumstances:

–	Risk – where First Sentier Investors’ assessment shows that certain ESG factors have a material impact on company earnings or value or have the potential to do so
–	Management Performance – where, in First Sentier Investors’ assessment, management is not adequately addressing ESG issues that could have a material impact on earnings and/or value
–	Process – in keeping with First Sentier Investors’ approach, company engagement on ESG issues, when necessary, will be primarily carried out on a direct basis (e.g. by correspondence requesting information and/or clarification; meeting with management; and indirectly via its proxy voting process
–	Outcomes – First Sentier Investors takes its ownership and engagement responsibilities seriously and will engage companies on material issues. First Sentier Investors engages companies to achieve specific outcomes, namely ensure good ESG practices and thereby protect investor interests. In instances where management does not respond adequately to First Sentier Investors’ engagement, this may impact negatively on its valuation assessment and/or could result in First Sentier Investors divesting its ownership
–	Accountability – given engagement is an integral part of ownership, company engagement is best carried out by the responsible portfolio managers and their investment teams
–	Themes – First Sentier Investors recognises that ESG covers a wide range of issues and therefore it will concentrate its efforts on those material ESG issues in which it has a significant understanding and where it can exert influence towards achieving a specific outcome, and
–	Collaboration – First Sentier Investors recognises the benefits of collaborative engagement and therefore where appropriate, may collaborate in industry initiatives and forums where appropriate.

5.3      Voting on Environmental and Social Issues Most engagement activity pertaining to environmental and social issues occurs directly with management of the company. The ESG guidelines and principles contained in this document will be used to assist decision-making and company engagement activities across all our various funds.

However, given the independent manner in which First Sentier Investors’ various funds are governed and managed, it is nevertheless possible for managers to vote differently on and have different perspectives about company ESG performance.

Detailed descriptions of each of First Sentier Investors’ team’s approach can be found in First Sentier Investors’ annual Responsible Investment and Stewardship report or the annual Proxy Voting and Engagement report.

5.4	Reporting on Engagement Activities

Detailed descriptions of each of First Sentier Investors’ team’s approach can be found in First Sentier Investors’ annual Responsible Investment and Stewardship report or the annual Proxy Voting and Engagement report.

6.	Reporting to clients

Wherever a discrete mandate client delegates responsibility for exercising proxy votes, First Sentier Investors will report back to the client how votes were cast on their behalf, if requested by the client.

The authority and responsibility for exercising proxy votes will be defined within the investment management agreement executed between First Sentier Investors and each discrete mandate client. However, First Sentier Investors may still receive proxy voting instructions from each discrete mandate client on a case by case basis or alternatively the discrete mandate client may instruct their custodian directly. The frequency and content of any reporting to a client is provided for in the Investment Management Agreement.

7.	Monitoring Proxy Voting Services

First Sentier Investors will regularly monitor the performance of its proxy voting advisers. This review includes; organisation, security & cyber security, compliance & risk, governance, training & competency, disaster recovery and service delivery.

8.	Conflicts of Interest

Conflicts of interest may arise from time to time, our Global Stewardship Principles require our analysts and fund managers to put our clients’ interests ahead of our own or any other third party. Our Conflicts of Interest Statement outlines what conflicts are and how we identify and manage them. The statement is available on our website.

We publish our full proxy voting record annually with more regular reports available to clients on request. Our annual Responsible Investment and Stewardship reports detail our work in this area and are available on our website.

We utilise the services of professional proxy voting advisors (CGI Glass Lewis and Ownership Matters) to independently inform the proxy voting decisions which we take on behalf of our clients. In the event that a material conflict of interest is identified in connection with voting a proxy, we will either vote in accordance with the recommendation of the independent proxy voting advisors or abstain from voting (for example where the providers are in disagreement).

8

Disclaimer

This material has been prepared and issued by First Sentier Investors (Australia) IM Ltd (ABN 89 114 194 311, AFSL 289017) (Author). The Author forms part of First Sentier Investors, a global asset management business. First Sentier Investors is ultimately owned by Mitsubishi UFJ Financial Group, Inc (MUFG), a global financial group.

This material is directed at persons who are professional, sophisticated or `wholesale clients’ (as defined under the Corporations Act 2001 (Cth) (Corporations Act)) and has not been prepared for and is not intended for persons who are `retail clients’ (as defined under the Corporations Act). This material contains general information only. It is not intended to provide you with financial product advice and does not take into account your objectives, financial situation or needs. Before making an investment decision you should consider, with a financial advisor, whether this information is appropriate in light of your investment needs, objectives and financial situation. Any opinions expressed in this material are the opinions of the Author only and are subject to change without notice. Such opinions are not a recommendation to hold, purchase or sell a particular financial product and may not include all of the information needed to make an investment decision in relation to such a financial product.

To the extent permitted by law, no liability is accepted by MUFG, the Author nor their affiliates for any loss or damage as a result of any reliance on this material. This material contains, or is based upon, information that the Author believes to be accurate and reliable, however neither the Author, MUFG, nor their respective affiliates offer any warranty that it contains no factual errors. No part of this material may be reproduced or transmitted in any form or by any means without the prior written consent of the Author.

In Australia, `Colonial’, `CFS’ and `Colonial First State’ are trademarks of Colonial Holding Company Limited and `Colonial First State Investments’ is a trade mark of the Bank and all of these trademarks are used by First Sentier Investors under licence.

Copyright © First Sentier Investors (Australia) Services Pty Limited 2019

All rights reserved.

9

March 2020
FRANKLIN ADVISERS, INC. Proxy Voting Policies & Procedures An SEC Compliance Rule Policy and Procedures*

RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisers, Inc. (hereinafter the "Investment Manager") has delegated its administrative duties with respect to voting proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Manager) that has either delegated proxy voting administrative responsibility to the Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Investment Manager will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Manager.

The Proxy Group will process proxy votes on behalf of, and the Investment Manager votes proxies solely in the best interests of, separate account clients, the Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Manager indicating such intention and provide written instructions directing the Investment Manager or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Manager has adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager’s

Proxy Voting Policies and Procedures are substantially similar to those of its affiliated investment managers. The Investment Manager may also delegate proxy voting responsibility to a Non-Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged an unaffiliated Subadviser to manage all or a portion of the assets).

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

HOW THE INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon the Investment Manager's instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Manager subscribes to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although analyses provided by ISS, Glass Lewis, and/or another independent third party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Manager does not consider recommendations from a Proxy Service or any third party to be determinative of the Investment Manager's ultimate decision. Rather, the Investment Manager exercises its independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. For most proxy proposals, the Investment Manager’s evaluation will result in the same position being taken for all Advisory Clients. In some cases, however, the evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a custom voting policy, and other factors.

For certain account types, the Investment Manager may review the ISS and Glass Lewis Proxy Voting Guidelines and determine, consistent with the best interest of its clients, to instruct the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis:

•	certain separate accounts; and
•	funds (or a portion thereof) that follow a smart beta strategy, are passively managed to track a particular securities index, or employ a quantitative strategy.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client[1] of the Investment Manager or its affiliates;
2.	The issuer is a vendor whose products or services are material or significant to the business of the Investment Manager or its affiliates;[2]
3.	The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by the Investment Manager or its affiliates (e.g., a broker, dealer or bank);[3]
4.	The issuer is a significant executing broker dealer;[4]

1 For purposes of this section, a “client” does not include underlying investors in a collective investment trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by the Investment Manager or its affiliates will be considered a “client.”

2 The top 50 vendors will be considered to present a potential conflict of interest.

3 The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest including insurance companies that have entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust.

4 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.

5.	An Access Person[4] of the Investment Manager or its affiliates also serves as a director or officer of the issuer;
6.	A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[5] of such director or trustee, also serves as an officer or director of the issuer; or
7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including the Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from a Proxy Service relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton U.S. registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the fund’s shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the Investment Manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the Investment Manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals. If a Franklin Templeton investment company becomes a holder of more than 25% of the shares on a non-affiliated fund, as a result of a decrease in the outstanding shares of the non-affiliated fund, then the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the non-affiliated fund.

4 “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

5 6 The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

In addition, with respect to an open-ended collective investment scheme formed as a Société d'Investissement à capital variable (SICAV), in accordance with Luxembourg law, if one sub-fund (the “Acquirer”) has invested in another sub-fund of the SICAV (the “Target”), then the voting rights attached to the shares of the Target will be suspended for voting purposes as long as they are held by the Acquirer. Similarly, in accordance with Canadian law, Canadian mutual funds that are invested in another proprietary mutual fund are prohibited from voting the units of the underlying fund.

Weight Given Management Recommendations

One of the primary factors the Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Manager considers in determining how proxies should be voted. However, the Investment Manager does not consider recommendations from management to be determinative of the Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Engagement with Issuers

The Investment Manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Fulltime staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

The Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, the Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-bycase basis. The Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise, nor can the Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and the Investment Manager devotes significant time and resources to monitor these changes.

THE INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

The Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of the Investment Manager's organization, including portfolio management, legal counsel, and the Investment Manager's officers. Potential changes to the proxy voting policies are considered on an annual basis, and the Board of Directors of Franklin Templeton’s U.S.-registered investment companies will approve the proxy voting policies and procedures annually.

The following guidelines reflect what the Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. The Investment Manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The Investment Manager supports boards with strong risk management oversight. The Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. The Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

In the event of a contested election, the Investment Manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.

Ratification of Auditors: The Investment Manager will closely scrutinize the independence, role, and performance of auditors.

On a case-by-case basis, The Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. The Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors. The Investment Manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. The Investment Manager believes that executive compensation should be directly linked to the performance of the company. The Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. The Investment Manager will generally oppose plans that have the potential to be excessively dilutive and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the Investment Manager will generally oppose "golden parachutes" that are considered excessive. The Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

The Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: The Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, the Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. The Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. The Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. The Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, the Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The Investment Manager usually supports "fair price" provisions and confidential voting. The Investment Manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.

Changes to Capital Structure: The Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The Investment Manager will generally not vote in favor of dualclass capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

The Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental and Social Issues: The Investment Manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies,” found at Responsible Investing, describes the Investment Manager’s approach to consideration of environmental, social and governance issues within the Investment Manager’s processes and ownership practices.

Shareholder Proposals: The Investment Manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

In the Investment Manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the Investment Manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the Investment Manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues.

The Investment Manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the Investment Manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.

Governance Matters: The Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, the Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

Proxy Access: In cases where the Investment Manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the Investment Manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.

Global Corporate Governance: The Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to the Investment Manager's proxy voting decisions for international investments. However, the Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the Investment Manager’s intended vote is not correctly submitted; (ix) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Even if the Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

The Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The Investment Manager will not generally make such efforts on behalf of other Advisory Clients or notify such Advisory Clients or their custodians that the Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

The Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, the Investment Manager may vote against the item as no information has been provided prior to the meeting in order to make an informed decision. The Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where the Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

The following describes the standard procedures that are to be followed with respect to carrying out the Investment Manager's proxy policy:

1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority in writing to the Investment Manager. The Proxy Group will periodically review and update this list. If the agreement with an Advisory Client permits the Advisory Client to provide instructions to the Investment

Manager regarding how to vote the client’s shares, the Investment Manager will make a best-efforts attempt to vote per the Advisory Client’s instructions.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.
3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from a Proxy Service, or other information. The Proxy Group will then forward (or otherwise make available) this information to the appropriate research analyst for review and voting instructions.
4.	In determining how to vote, the Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations of a Proxy Service.
5.	The Proxy Group is responsible for maintaining the documentation that supports the Investment Manager’s voting decision. Such documentation may include, but is not limited to, any information provided by a Proxy Service and, with respect to an issuer that presents a potential conflict of interest, any board or audit committee memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel; however, the relevant research analyst may, but is not required to, maintain additional documentation that was used or created as part of the analysis to reach a voting decision, such as certain financial statements of an issuer, press releases, or notes from discussions with an issuer’s management.
6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.
7.	The Proxy Group will make every effort to submit the Investment Manager's vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.
8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis; the Proxy Group does not have authority to file Powers of Attorney on behalf of other Advisory Clients. On occasion, the Investment Manager may wish to attend and vote at a shareholder meeting in person. In such cases, the Proxy Group will use its best efforts to facilitate the attendance of the designated Franklin Templeton employee by coordinating with the relevant custodian bank.
9.	The Proxy Group prepares reports for each separate account client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.
10.	If the Franklin Templeton Services, LLC Global Trade Services learns of a vote that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify the Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the lending agent in an effort to retrieve the security. If so requested by the Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that the Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities. Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue. Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.	The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the

Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group may instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

12.	The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary U.S. registered investment companies, disclose that each U.S.-registered fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC. The Proxy Group will work with legal staff in other jurisdictions, as needed, to help support required proxy voting disclosure in such markets.
13.	The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary U.S. registered investment companies is made in such clients’ disclosure documents.
14.	The Proxy Group is subject to periodic review by Internal Audit and compliance groups.
15.	The Investment Manager will review the guidelines of each Proxy Service, with special emphasis on the factors they use with respect to proxy voting recommendations.
16.	The Proxy Group will update the proxy voting policies and procedures as necessary for review and approval by legal, compliance, investment officers, and/or other relevant staff.
17.	The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjunction with the compliance department, will conduct periodic due diligence reviews of each Proxy Service via on-site visits or by written questionnaires. As part of the periodic due diligence process, the Investment Manager assesses the adequacy and quality of each Proxy Service’s staffing and personnel to ensure each Proxy Service has the capacity and competency to adequately analyze proxy issues and the ability to make proxy voting recommendations based on material accurate information. In the event the Investment Manager discovers an error in the research or voting recommendations provided by a Proxy Service, it will take reasonable steps to investigate the error and seek to determine whether the Proxy Service is taking reasonable steps to reduce similar errors in the future. In addition, the Investment Manager assesses the robustness of Proxy Service’s policies regarding (1) ensuring proxy voting recommendations are based on current and accurate information, and (2) identifying and addressing any conflicts of interest. To the extent enhanced disclosure of conflicts is required of Proxy Services, the Proxy Group will seek to ensure that each Proxy Service complies with such disclosure obligations and review the conflicts disclosed. The Investment Manager also considers the independence of each Proxy Service on an on-going basis.
18.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.
19.	At least annually, the Proxy Group will verify that:
a.	A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;

b.	A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;
c.	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and
d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, each written client request for proxy voting policies/records and the Investment Manager’s written response to any client request for such records, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this recordkeeping function. All records will be retained in either hard copy or electronic format for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. The Investment Manager does not disclose to third parties (other than ISS) the proxy voting records of its Advisory Clients, except to the extent such disclosure is required by applicable law or regulation or court order. Advisory Clients may review the Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. For proprietary Australian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleon.com.au no later than September 30 of each year. The Proxy Group will periodically review the web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such U.S. registered investment company voting records with the SEC.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Manager for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Manager, the Proxy Group will take no action on the event. The Investment Manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Manager may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Manager will report such decisions on an annual basis to Advisory Clients as may be required.

March 2020
FRANKLIN TEMPLETON INSTITUTIONAL, LLC Proxy Voting Policies & Procedures An SEC Compliance Rule Policy and Procedures*

RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES

Franklin Templeton Institutional, LLC (hereinafter the "Investment Manager") has delegated its administrative duties with respect to voting proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a whollyowned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Manager) that has either delegated proxy voting administrative responsibility to the Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Investment Manager will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Manager.

The Proxy Group will process proxy votes on behalf of, and the Investment Manager votes proxies solely in the best interests of, separate account clients, the Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Manager indicating such intention and provide written instructions directing the Investment Manager or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Manager has adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager’s Proxy Voting Policies and Procedures are substantially similar to those of its affiliated investment managers. The Investment Manager may also delegate proxy voting responsibility to a Non-Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged an unaffiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon the Investment Manager's instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Manager subscribes to Institutional Shareholder Services Inc. ("ISS"),

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although analyses provided by ISS, Glass Lewis, and/or another independent third party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Manager does not consider recommendations from a Proxy Service or any third party to be determinative of the Investment Manager's ultimate decision. Rather, the Investment Manager exercises its independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. For most proxy proposals, the Investment Manager’s evaluation will result in the same position being taken for all Advisory Clients. In some cases, however, the evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a custom voting policy, and other factors.

For certain account types, the Investment Manager may review the ISS and Glass Lewis Proxy Voting Guidelines and determine, consistent with the best interest of its clients, to instruct the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis:

•	certain separate accounts; and
•	funds (or a portion thereof) that follow a smart beta strategy, are passively managed to track a particular securities index, or employ a quantitative strategy.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client[1] of the Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of the Investment Manager or its affiliates;2

3.	The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by the Investment Manager or its affiliates (e.g., a broker, dealer or bank);[3]

4.	The issuer is a significant executing broker dealer; [4]

1 For purposes of this section, a “client” does not include underlying investors in a collective investment trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by the Investment Manager or its affiliates will be considered a “client.”

2 The top 50 vendors will be considered to present a potential conflict of interest.

3 The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest including insurance companies that have entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust.

4 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.

5.	An Access Person[4] of the Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.	A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[5] of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including the Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from a Proxy Service relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin

4 “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

5 The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

Templeton U.S. registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the fund’s shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the Investment Manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the Investment Manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals. If a Franklin Templeton investment company becomes a holder of more than 25% of the shares on a non-affiliated fund, as a result of a decrease in the outstanding shares of the non-affiliated fund, then the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the non-affiliated fund.

In addition, with respect to an open-ended collective investment scheme formed as a Société d'Investissement à capital variable (SICAV), in accordance with Luxembourg law, if one sub-fund (the “Acquirer”) has invested in another sub-fund of the SICAV (the “Target”), then the voting rights attached to the shares of the Target will be suspended for voting purposes as long as they are held by the Acquirer. Similarly, in accordance with Canadian law, Canadian mutual funds that are invested in another proprietary mutual fund are prohibited from voting the units of the underlying fund.

Weight Given Management Recommendations

One of the primary factors the Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Manager considers in determining how proxies should be voted. However, the Investment Manager does not consider recommendations from management to be determinative of the Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Engagement with Issuers

The Investment Manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Fulltime staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

The Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, the Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-bycase basis. The Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise, nor can the Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and the Investment Manager devotes significant time and resources to monitor these changes.

THE INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

The Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of the Investment Manager's organization, including portfolio management, legal counsel, and the Investment Manager's officers. Potential changes to the proxy voting policies are considered on an annual basis, and the Board of Directors of Franklin Templeton’s U.S.-registered investment companies will approve the proxy voting policies and procedures annually.

The following guidelines reflect what the Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. The Investment Manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The Investment Manager supports boards with strong risk management oversight. The Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. The Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

In the event of a contested election, the Investment Manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.

Ratification of Auditors: The Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, The Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. The Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors. The Investment Manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. The Investment Manager believes that executive compensation should be directly linked to the performance of the company. The Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. The Investment Manager will generally oppose plans that have the potential to be excessively dilutive and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the Investment Manager will generally oppose "golden parachutes" that are considered excessive. The Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

The Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: The Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, the Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. The Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. The Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. The Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, the Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The Investment Manager usually supports "fair price" provisions and confidential voting. The Investment Manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.

Changes to Capital Structure: The Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The Investment Manager will generally not vote in favor of dualclass capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental and Social Issues: The Investment Manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies,” found at Responsible Investing, describes the Investment Manager’s approach to consideration of environmental, social and governance issues within the Investment Manager’s processes and ownership practices.

Shareholder Proposals: The Investment Manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

In the Investment Manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the Investment Manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the Investment Manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues.

The Investment Manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the Investment Manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.

Governance Matters: The Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, the Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

Proxy Access: In cases where the Investment Manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the Investment Manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.

Global Corporate Governance: The Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to the Investment Manager's proxy voting decisions for international investments. However, the Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the Investment Manager’s intended vote is not correctly submitted; (ix) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Even if the Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

The Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The Investment Manager will not generally make such efforts on behalf of other Advisory Clients or notify such Advisory Clients or their custodians that the Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the

Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

The Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, the Investment Manager may vote against the item as no information has been provided prior to the meeting in order to make an informed decision. The Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where the Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

The following describes the standard procedures that are to be followed with respect to carrying out the Investment Manager's proxy policy:

1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority in writing to the Investment Manager. The Proxy Group will periodically review and update this list. If the agreement with an Advisory Client permits the Advisory Client to provide instructions to the Investment Manager regarding how to vote the client’s shares, the Investment Manager will make a best-efforts attempt to vote per the Advisory Client’s instructions.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from a Proxy Service, or other information. The Proxy Group will then forward (or otherwise make available) this information to the appropriate research analyst for review and voting instructions.

4.	In determining how to vote, the Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations of a Proxy Service.

5.	The Proxy Group is responsible for maintaining the documentation that supports the Investment Manager’s voting decision. Such documentation may include, but is not limited to, any information provided by a Proxy Service and, with respect to an issuer that presents a potential conflict of interest, any board or audit committee memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel; however, the relevant research analyst may, but is not required to, maintain additional documentation that was used or created as part of the analysis to reach a voting decision, such as certain financial statements of an issuer, press releases, or notes from discussions with an issuer’s management.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will make every effort to submit the Investment Manager's vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis; the Proxy Group does not have authority to file Powers of Attorney on behalf of other Advisory Clients. On occasion, the Investment Manager may wish to attend and vote at a shareholder meeting in person. In such cases, the Proxy Group will use its best efforts to facilitate the attendance of the designated Franklin Templeton employee by coordinating with the relevant custodian bank.

9.	The Proxy Group prepares reports for each separate account client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.	If the Franklin Templeton Services, LLC Global Trade Services learns of a vote that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify the Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the lending agent in an effort to retrieve the security. If so requested by the Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that the Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities. Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue. Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.	The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the

Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group may instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

12.	The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary U.S. registered investment companies, disclose that each U.S.-registered fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC. The Proxy Group will work with legal staff in other jurisdictions, as needed, to help support required proxy voting disclosure in such markets.

13.	The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary U.S. registered investment companies is made in such clients’ disclosure documents.

14.	The Proxy Group is subject to periodic review by Internal Audit and compliance groups.

15.	The Investment Manager will review the guidelines of each Proxy Service, with special emphasis on the factors they use with respect to proxy voting recommendations.

16.	The Proxy Group will update the proxy voting policies and procedures as necessary for review and approval by legal, compliance, investment officers, and/or other relevant staff.

17.	The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjunction with the compliance department, will conduct periodic due diligence reviews of each Proxy Service via on-site visits or by written questionnaires. As part of the periodic due diligence process, the Investment Manager assesses the adequacy and quality of each Proxy Service’s staffing and personnel to ensure each Proxy Service has the capacity and competency to adequately analyze proxy issues and the ability to make proxy voting recommendations based on material accurate information. In the event the Investment Manager discovers an error in the research or voting recommendations provided by a Proxy Service, it will take reasonable steps to investigate the error and seek to determine whether the Proxy Service is taking reasonable steps to reduce similar errors in the future. In addition, the Investment Manager assesses the robustness of Proxy Service’s policies regarding (1) ensuring proxy voting recommendations are based on current and accurate information, and (2) identifying and addressing any conflicts of interest. To the extent enhanced disclosure of conflicts is required of Proxy Services, the Proxy Group will seek to ensure that each Proxy Service complies with such disclosure obligations and review the conflicts disclosed. The Investment Manager also considers the independence of each Proxy Service on an on-going basis.

18.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

19.	At least annually, the Proxy Group will verify that:

a.	A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;
b.	A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;
c.	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and
d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, each written client request for proxy voting policies/records and the Investment Manager’s written response to any client request for such records, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this recordkeeping function. All records will be retained in either hard copy or electronic format for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. The Investment Manager does not disclose to third parties (other than ISS) the proxy voting records of its Advisory Clients, except to the extent such disclosure is required by applicable law or regulation or court order. Advisory Clients may review the Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. For proprietary Australian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleon.com.au no later than September 30 of each year. The Proxy Group will periodically review the web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such U.S. registered investment company voting records with the SEC.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Manager for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Manager, the Proxy Group will take no action on the event. The Investment Manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Manager may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Manager will report such decisions on an annual basis to Advisory Clients as may be required.

XI. PROXY VOTING

A.	Background

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to Client securities to adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its Clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to Clients upon request. Lastly, the Rule requires that the adviser disclose to Clients how they may obtain information on how the adviser voted their proxies.

GQG votes proxies for the majority of its Clients, and therefore has adopted and implemented these Proxy Voting Policies and Procedures.

B.	Policy

It is the policy of GQG to vote proxies in the interest of maximizing value for GQG’s Clients. Proxies are an asset of a Client, which should be treated by GQG with the same care, diligence, and loyalty as any asset belonging to a Client. To that end, GQG will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short- and long-term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory Client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the Client’s cost.

C.	Procedures

GQG’s Portfolio managers are responsible to timely vote (or determine not to vote), in accordance with this Policy, proxies of securities held in each Account for which they are responsible. Upon written request, Clients can take responsibility for voting their own proxies, or can give us instructions about how to vote their respective shares. For Clients retaining responsibility to vote their own proxies, the Clients must arrange with their custodian to ensure they receive applicable proxies.

GQG has retained Institutional Shareholder Services (“voting agent”) to assist in the coordination and voting of Client proxies. The GQG operations team is responsible for managing the relationship with the voting agent and for ensuring that all proxies are being properly voted and that the voting agent is retaining all of the appropriate proxy voting records.

Key elements of the proxy voting process include obtaining proxy materials for vote, determining the vote on each issue, voting and maintaining the records required.

•
Obtaining proxy materials. We instruct Client custodians to deliver proxy materials for accounts of Clients who have given us voting authority. Delivery is made to our voting agent. Periodic reconciliation of holdings and ballots is designed to reveal any failure to deliver ballots for Client holdings.

•
Determining the vote. GQG’s voting policy is to determine its vote based on what is most likely to further the economic value of each investment for the expected holding period. Ultimately each vote is cast on a case-by-case basis, considering the relevant circumstances at the time of each vote. The

46

guidelines we have established with our voting agent are intended as a reflection of proxy voting decisions most likely to maximize the ultimate value of assets under management.

•
Voting. Using the Internet, our voting agent posts the pending proxy notices and ballots as well as its analysis and recommendations. Portfolio managers have responsibility for voting proxies for securities held in the portfolios they manage. They review the issues and the voting agent’s own analysis and then vote each issue, in accordance with our policy. If a portfolio manage deems it beneficial, before casting the vote, the portfolio manager may confer with other members of the investment team, including our analysts most familiar with the security.

•
Maintaining records. With the assistance of our voting agent, we maintain records of our policies and procedures, proxy statements received, each vote cast, any documents we create material to our decision making and any Client’s written request for proxy voting records as well as our written response to any Client request for such records.

•
Conflicts of interest. Any material conflict between our interests and those of a Client will be resolved in the best interests of our Client. In the event we become aware of such a conflict, we will (a) disclose the conflict and obtain the Client’s consent before voting its shares, (b) vote in accordance with a pre- determined policy based on the independent analysis and recommendation of our voting agent or (c) make other voting arrangements consistent with our fiduciary obligations.

•
Shares not voted. Our procedures are reasonably designed to assure that we vote every eligible share, however there are circumstances in which we may be unable to vote or may determine not to vote a proxy on behalf of one or more Clients.  These circumstances include:

o
Share blocking countries restrict share transactions for various periods surrounding the meeting date. We have taken the position that share liquidity generally has a higher value than the vote and usually do not vote shares subject to transaction restrictions.

o
Still other countries require re-registration of shares to enter a proxy vote, effectively preventing exercise of investment discretion to sell shares for a substantial period of time. The same logic suggests that we not attempt to vote those shares.

o
Some international markets require special powers of attorney to vote certain ordinary shares. These markets are few and our ordinary share holdings relatively modest when weighed against the onerous documentation requirements and generally we have determined not to attempt to qualify our proxy votes for these shares.

o	Lack of adequate information or untimely receipt of proxy materials from the issuer or other resolution sponsor may prevent analysis or entry of a vote by voting deadlines.
o	Certain security lending programs may prevent us from voting proxies when the underlying securities have been lent out and are therefore unavailable to be voted.
o
Obtaining additional information. Clients may obtain a report showing how we voted their shares upon request. In addition, Clients may also request a copy of our general Proxy Voting Policy statement and the GQG-specific Proxy Voting Guidelines used by our voting agent.

D.	General Voting Policy for ERISA Accounts

According to the Department of Labor, the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies (unless the voting right is properly reserved by the named fiduciary). The investment manager’s decision may not be directed, nor may the manager be relieved of liability by delegating the responsibility. Managers should have documented guidelines and are required to maintain accurate voting records.
47

Voting rights have economic value, and the manager has a duty to evaluate issues that can have an impact on the economic value of the stock and to vote on those issues. Voting decisions must be based on the ultimate economic interest of the plan, viewing the plan as a separate legal entity designed to provide retirement income and security. This means analyzing the vote for its impact on the ultimate economic value of the investment (the stock) during the period in which the plan intends to hold the investment. With respect to takeovers, plans are not required to accept the deal if they judge that their plans will achieve a higher economic value by holding the shares.

Given the above obligations and objectives, the guidelines we have established with our voting agent are intended as a reflection of proxy voting decisions most likely to maximize the ultimate value of assets under management. Specific situations and resolution language will vary and therefore continuing judgment must be exercised in applying the guidelines.

E.	Applicability of Guidelines for All Accounts

In the absence of unique Client constraints or instructions acceptable in non-fiduciary situations, the guidelines should also serve for voting on all accounts under management.

48

Policy, Procedures and Guidelines for GSAM Global Proxy Voting

2020 Edition

March 2020

For further information, please contact GSAM-Stewardship@ny.email.gs.com.

Part I: Policy and Procedures

A.	Guiding Principles
B.	The Proxy Voting Process
C.	Implementation
D.	Conflicts of Interest

Part II: GSAM Proxy Voting Guidelines Summary

A.	U.S. Proxy Items

Guidelines

B.	Non-U.S. Proxy Items

Guidelines

C.	Japan Proxy Items

Guidelines

Part I

GOLDMAN SACHS ASSET MANAGEMENT

(“GSAM”*)

POLICY AND PROCEDURES ON PROXY VOTING

FOR INVESTMENT ADVISORY CLIENTS

A.	Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that favor proposals that in GSAM’s view maximize a company’s shareholder value and are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

GSAM has adopted the policies and procedures set out below regarding the voting of proxies (the “Policy”). GSAM periodically reviews this Policy to ensure it continues to be consistent with our guiding principles.

B.	The Proxy Voting Process

Public Equity Investments

To implement these guiding principles for investments in publicly traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by GSAM portfolio management (the “GSAM Guidelines”). The GSAM Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the GSAM Guidelines identify factors we consider in determining how the vote should be cast. A summary of the GSAM Guidelines is attached as Part II.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. GSAM portfolio management teams (each, a “Portfolio Management Team”) base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Fundamental Equity and Energy and Infrastructure Teams

The Fundamental Equity and Energy and Infrastructure Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the GSAM Guidelines and Recommendations (as defined below).

* For purposes of this Policy, “GSAM” refers, collectively, to the following legal entities:

Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Hedge Fund Strategies LLC; GS Investment Strategies, LLC; GSAM Stable Value, LLC; Goldman Sachs Asset Management (Singapore) Pte. Ltd; Goldman Sachs Asset Management (Hong Kong) Limited; Goldman Sachs Asset Management Co. Ltd.; GSAM Services Private Limited (f/k/a Goldman Sachs Asset Management (India) Private Limited); Goldman Sachs Participacoes Ltda.; Goldman Sachs Participacoes II LTDA. (f/k/a Goldman Sachs Asset Management Brasil LTDA); GS Investment Strategies Canada Inc.; Goldman Sachs Management (Ireland) Limited; Goldman Sachs Asset Management Australia Pty Ltd.; Goldman Sachs Services Pvt Ltd.; Goldman Sachs Global Advisory Products LLC, Goldman Sachs Bank Europe SE, and Goldman Sachs Asset Management Fund Services Limited.

10

Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to generally follow the GSAM Guidelines and Recommendations based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the GSAM Guidelines. The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue. Those Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

GS Investment Strategies Portfolio Management

Voting decisions with respect to client investments in the securities of privately held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue. To the extent the portfolio managers assume proxy voting responsibility with respect to publicly traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed below unless an override is requested.

Alternative Investment and Manager Selection (“AIMS”) and Externally Managed Strategies

Where GSAM places client assets with managers outside of GSAM, for example within GSAM’s AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances. To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed below unless an override is requested. Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to public and non-publicly traded equity securities held by their clients.

C.	Implementation

GSAM has retained a third-party proxy voting service (the “Proxy Service”) to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues. GSAM retains the responsibility for proxy voting decisions. GSAM conducts an annual due diligence meeting with the Proxy Service to review the processes and procedures the Proxy Service follows when making proxy voting recommendations based on the GSAM Guidelines and to discuss any material changes in the services, operations, staffing or processes.

GSAM’s Portfolio Management Teams generally cast proxy votes consistently with the GSAM Guidelines and the Recommendations. Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the GSAM Guidelines or a Recommendation by following a process that seeks to ensure that override decisions are not influenced by any conflict of interest. As a result of the override process, different Portfolio Management Teams may vote differently for particular votes for the same company.

11

GSAM clients who have delegated voting responsibility to GSAM with respect to their account may from time to time contact their client representative if they would like to direct GSAM to vote in a particular manner for a particular solicitation.  GSAM will use commercially reasonable efforts to vote according to the client’s request in these circumstances, however, GSAM’s ability to implement such voting instruction will be dependent on operational matters such as the timing of the request.

From time to time, GSAM’s ability to vote proxies may be affected by regulatory requirements and compliance, legal or logistical considerations. As a result, GSAM, from time to time, may determine that it is not practicable or desirable to vote proxies. In certain circumstances, such as if a security is on loan through a securities lending program, the Portfolio Management Teams may not be able to participate in certain proxy votes unless the shares of the particular issuer are recalled in time to cast the vote. A determination of whether to seek a recall will be based on whether the applicable Portfolio Management Team determines that the benefit of voting outweighs the costs, lost revenue, and/or other detriments of retrieving the securities, recognizing that the handling of such recall requests is beyond GSAM’s control and may not be satisfied in time for GSAM to vote the shares in question.

GSAM discloses our voting publicly each year in a filing with the US Securities and Exchange Commission and on our website for all GSAM US registered mutual funds. In the UK, GSAM publicly discloses its proxy votes quarterly in accordance with the UK Stewardship Code’s guidelines on our website.

D. Conflicts of Interest

GSAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include information barriers as well as the use of the GSAM Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the initial Recommendation based on the GSAM Guidelines. To mitigate perceived or potential conflicts of interest when a proxy is for shares of The Goldman Sachs Group Inc. or a GSAM managed fund, GSAM will generally instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements.

12

Part II

GSAM Proxy Voting Guidelines Summary

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy and Procedures on Proxy Voting for Investment Advisory Clients (the “Policy”). As described in the main body of the Policy, one or more GSAM Portfolio Management Teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

A.	US proxy items:

1.	Operational Items	page 5
2.	Board of Directors	page 5
3.	Executive Compensation	page 7
4.	Director Nominees and Proxy Access	page 9
5.	Shareholder Rights and Defenses	page 10
6.	Mergers and Corporate Restructurings	page 11
7.	State of Incorporation	page 11
8.	Capital Structure	page 11
9.	Environmental, Social, Governance (ESG) Issues	page 12

B.	Non-U.S. proxy items:

1.	Operational Items	page 14
2.	Board of Directors	page 15
3.	Compensation	page 17
4.	Board Structure	page 17
5.	Capital Structure	page 17
6.	Mergers and Corporate Restructurings and Other	page 19
7.	Environmental, Social, Governance (ESG) Issues	page 19

C.	Japan proxy items:

1.	Operational Items	page 20
2.	Board of Directors	page 20
3.	Compensation	page 23
4.	Board Structure	page 23
5.	Capital Structure	page 23
6.	Mergers and Corporate Restructurings and Other	page 25
7.	Environmental, Social, Governance (ESG) Issues	page 25

13

A.	U.S. Proxy Items

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1.	Operational Items

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

●	An auditor has a financial interest in or association with the company, and is therefore not independent;
●	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
●	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or
●	Fees for non-audit services are excessive (generally over 50% or more of the audit fees).

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services or asking for audit firm rotation.

2.        Board of Directors

The board of directors should promote the interests of shareholders by acting in an oversight and/or advisory role; the board should consist of a majority of independent directors and should be held accountable for actions and results related to their responsibilities.

When evaluating board composition, GSAM believes a diversity of ethnicity, gender and experience is an important consideration.

Classification of Directors

Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as inside directors, affiliated outside directors, or independent outside directors.

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

●	Attend less than 75% of the board and committee meetings without a disclosed valid excuse;
●	Sit on more than five public operating and/or holding company boards;
●	Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, the presence of inappropriate related party transactions, or other issues related to improper business practices.

Vote AGAINST or WITHHOLD from the Nominating Committee if:

●	The board does not have at least one woman director

14

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors (per the Classification of Directors above) in the case of operating and/or holding companies when:

●	The inside director or affiliated outside director serves on the Audit, Compensation or Nominating Committees; and
●	The company lacks an Audit, Compensation or Nominating Committee so that the full board functions as such committees and inside directors or affiliated outside directors are participating in voting on matters that independent committees should be voting on.

Vote AGAINST or WITHHOLD from members of the appropriate committee (or only the independent chairman or lead director as may be appropriate in situations such as where there is a classified board and members of the appropriate committee are not up for re-election or the appropriate committee is comprised of the entire board) for the below reasons. Extreme cases may warrant a vote against the entire board.

●	Material failures of governance, stewardship, or fiduciary responsibilities at the company;
●	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;
●	At the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);
●	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If GSAM did not support the shareholder proposal in both years, GSAM will still vote against the committee member(s).
●	The average board tenure exceeds 15 years, and there has not been a new nominee in the past 5 years.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

●	The non-audit fees paid to the auditor are excessive (generally over 50% or more of the audit fees);
●	The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied;
●	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or
●	No members of the Audit Committee hold sufficient financial expertise.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of GAAP and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

In limited circumstances, GSAM may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:

●	The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

15

●	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;
●	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
●	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

●	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
●	Two-thirds independent board;
●	All independent “key” committees (audit, compensation and nominating committees); or
●	Established, disclosed governance guidelines.

Shareholder proposal regarding board declassification

GSAM will generally vote FOR proposals requesting that the board adopt a declassified structure in the case of operating and holding companies.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated. GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting in the case of operating and holding companies unless:

●	The company has adopted (i) majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats and (ii) a director resignation policy to address failed elections.

3.       Executive Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

●	AGAINST Management Say on Pay (MSOP) Proposals; or
●	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.
●	If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST/WITHHOLD from compensation committee members.

16

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Evaluation takes into account potential plan cost, plan features and grant practices. While a negative combination of these factors could cause a vote AGAINST, other reasons to vote AGAINST the equity plan could include the following factors:

●	The plan permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval; or
●	There is more than one problematic material feature of the plan, which could include one of the following: unfavorable change-in-control features, presence of gross ups and options reload.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote FOR annual frequency and AGAINST all proposals asking for any frequency less than annual.

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices.

Factors Considered Include:

●	Pay for Performance Disconnect;
-	GSAM will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR (“Total Shareholder Return”) and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.
●	Long-term equity-based compensation is 100% time-based;
●	Board’s responsiveness if company received 70% or less shareholder support in the previous year’s MSOP vote;
●	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
●	Egregious employment contracts;
●	Excessive perquisites or excessive severance and/or change in control provisions;
●	Repricing or replacing of underwater stock options without prior shareholder approval;
●	Excessive pledging or hedging of stock by executives;
●	Egregious pension/SERP (supplemental executive retirement plan) payouts;
●	Extraordinary relocation benefits;
●	Internal pay disparity; and
●	Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans -- Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans taking into account the following factors:

●	Broad-based participation;
●	Limits on employee contributions;
●	Company matching contributions; and
●	Presence of a discount on the stock price on the date of purchase.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

●	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
●	Rationale for the re-pricing;
●	If it is a value-for-value exchange;
●	If surrendered stock options are added back to the plan reserve;

17

●	Option vesting;
●	Term of the option--the term should remain the same as that of the replaced option;
●	Exercise price--should be set at fair market or a premium to market;
●	Participants--executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote FOR annual frequency.

Stock retention holding period

Vote FOR shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy requests retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Also consider:

●	Whether the company has any holding period, retention ratio, or officer ownership requirements in place and the terms/provisions of awards already granted.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change-in-control.

Performance-based equity awards and pay-for-superior-performance proposals

Generally support unless there is sufficient evidence that the current compensation structure is already substantially performance-based. GSAM considers performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.

Say on Supplemental Executive Retirement Plans (SERP)

Generally vote AGAINST proposals asking for shareholder votes on SERP.

4.	Director Nominees and Proxy Access

Voting for Director Nominees (Management or Shareholder)

Vote CASE-BY-CASE on the election of directors of operating and holding companies in contested elections, considering the following factors:

●	Long-term financial performance of the target company relative to its industry;
●	Management’s track record;
●	Background of the nomination, in cases where there is a shareholder nomination;
●	Qualifications of director nominee(s);
●	Strategic plan related to the nomination and quality of critique against management;
●	Number of boards on which the director nominee already serves; and
●	Likelihood that the board will be productive as a result.

Proxy Access
Vote CASE-BY-CASE on shareholder or management proposals asking for proxy access.

GSAM may support proxy access as an important right for shareholders of operating and holding companies and as an alternative to costly proxy contests and as a method for GSAM to vote for directors on an individual basis, as appropriate, rather than voting on one slate or the other. While this could be an important shareholder right, the following factors will be taken into account when evaluating the shareholder proposals:

●	The ownership thresholds, percentage and duration proposed (GSAM generally will not support if the

18

ownership threshold is less than 3%);

●	The maximum proportion of directors that shareholders may nominate each year (GSAM generally will not support if the proportion of directors is greater than 25%); and
●	Other restricting factors that when taken in combination could serve to materially limit the proxy access provision.

GSAM will take the above factors into account when evaluating proposals proactively adopted by the company or in response to a shareholder proposal to adopt or amend the right. A vote against governance committee members could result if provisions exist that materially limit the right to proxy access.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

5.	Shareholders Rights and Defenses

Shareholder Ability to Act by Written Consent
In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

●	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and
●	The company has a history of strong governance practices.

Shareholder Ability to Call Special Meetings

In the case of operating and holding companies, generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings. However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, vote AGAINST shareholder proposals to further reduce the threshold.

Advance Notice Requirements for Shareholder Proposals/Nominations

In the case of operating and holding companies, vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Shareholder Voting Requirements

In the case of operating and holding companies, vote AGAINST proposals to require a supermajority shareholder vote. Generally vote FOR management and shareholder proposals to reduce supermajority vote requirements.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it, unless the company has:

●	a shareholder-approved poison pill in place; or
●	adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

19

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

6.       Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

● Valuation;

● Market reaction;

● Strategic rationale;

● Management’s track record of successful integration of historical acquisitions;

● Presence of conflicts of interest; and

● Governance profile of the combined company.

7.        State of Incorporation

Reincorporation Proposals
GSAM may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights. GSAM may not support shareholder proposals for reincorporation unless the current state of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.

Exclusive venue for shareholder lawsuits

Generally vote FOR on exclusive venue proposals, taking into account:

●	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company's proxy statement;
●	Whether the company has the following good governance features:
o	Majority independent board;
o	Independent key committees;
o	An annually elected board;
o	A majority vote standard in uncontested director elections;
o	The absence of a poison pill, unless the pill was approved by shareholders; and/or
o	Separate Chairman CEO role or, if combined, an independent chairman with clearly delineated duties.

8.       Capital Structure

Common and Preferred Stock Authorization

Generally vote FOR proposals to increase the number of shares of common stock authorized for issuance.

Generally vote FOR proposals to increase the number of shares of preferred stock, as long as there is a commitment to not use the shares for anti-takeover purposes.

20

9.       Environmental, Social, Governance (ESG) Issues

Overall Approach

GSAM recognizes that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership. When evaluating ESG proxy issues, GSAM balances the purpose of a proposal with the overall benefit to shareholders.

Shareholder proposals considered under this category could include, among others, reports on:

1)

employee labor and safety policies;

2)

impact on the environment of the company’s production or manufacturing operations;

3)

societal impact of products manufactured;

4)

risks throughout the supply chain or operations including labor practices, animal treatment practices within food production and conflict minerals; and

5)

overall board structure, including diversity.

When evaluating environmental and social shareholder proposals, the following factors are generally considered:

●	The company’s current level of publicly available disclosure, including if the company already discloses similar information through existing reports or policies;
●	If the company has implemented or formally committed to the implementation of a reporting program based on the Sustainability Accounting Standards Board’s (SASB) materiality standards or a similar standard;
●	Whether adoption of the proposal is likely to enhance or protect shareholder value;
●	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;
●	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
●	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
●	What other companies in the relevant industry have done in response to the issue addressed in the proposal;
●	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
●	Whether the subject of the proposal is best left to the discretion of the board;
●	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;
●	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Environmental Sustainability, climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:

●	The company’s current level of publicly available disclosure including if the company already discloses similar information through existing reports or policies;
●	If the company has formally committed to the implementation of a reporting program based on the Sustainability Accounting Standards Board’s (SASB) materiality standards or a similar standard within a specified time frame;
●	If the company’s current level of disclosure is comparable to that of its industry peers; and
●	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Establishing goals or targets for emissions reduction

Vote CASE-BY-CASE on the following shareholder proposals if relevant to the company:

●	Seeking information on the financial, physical, or regulatory risks a company faces related to climate change on its operations and investment, or on how the company identifies, measures and manages such risks;
●	Calling for the reduction of Greenhouse Gas (“GHG”) emissions;
●	Seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change;
●	Requesting a report/disclosure of goals on GHG emissions from company operations and/or products;
●	Requesting a company report on its energy efficiency policies; and
●	Requesting reports on the feasibility of developing renewable energy resources.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

GSAM generally believes that it is the role of boards and management to determine the appropriate level of disclosure of all types of corporate political activity.  When evaluating these proposals, GSAM considers the prescriptive nature

21

of the proposal and the overall benefit to shareholders along with a company’s current disclosure of policies, practices and oversight.

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

●	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
●	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals requesting increased disclosure of a company’s policies with respect to political contributions, lobbying and trade association spending as long as:

●	There is no significant potential threat or actual harm to shareholders’ interests;
●	There are no recent significant controversies or litigation related to the company’s political contributions or governmental affairs; and
●	There is publicly available information to assess the company’s oversight related to such expenditures of corporate assets.

GSAM generally will vote AGAINST proposals asking for detailed disclosure of political contributions or trade association or lobbying expenditures.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Generally vote FOR proposals requesting reports on a company’s efforts to diversify the board, unless:

●	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
●	The board already reports on its nominating procedures and gender and racial minority initiatives on the board.
●

Gender Pay Gap

Generally vote CASE-BY-CASE on proposals requesting reports on a company’s pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

●	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;
●	Whether the company has been the subject of recent controversy, litigation or regulatory actions related to gender pay gap issues; and
●	Whether the company’s reporting regarding gender pay gap policies or initiatives is lagging its peers.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies, or on the impact of its operations on society, unless such information is already publicly disclosed considering:

●	The degree to which existing relevant policies and practices are disclosed;
●	Whether or not existing relevant policies are consistent with internationally recognized standards;
●	Whether company facilities and those of its suppliers are monitored and how;
●	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
●	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
●	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
●	The scope of the request; and
●	Deviation from industry sector peer company standards and practices.
22

B.	Non-U.S. Proxy Items[1]

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. public equity investments.  Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.	Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

●

There are concerns about the accounts presented or audit procedures used; or

●	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

●	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;
●	There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
●	Name of the proposed auditor has not been published;
●	The auditors are being changed without explanation;
●	Non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or
●	The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or re-election of statutory auditors, unless:

●

There are serious concerns about the statutory reports presented or the audit procedures used;

●

Questions exist concerning any of the statutory auditors being appointed; or

●	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

●

The dividend payout ratio has been consistently low without adequate explanation; or

●

The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.

1 Excludes Japan public equity investments, please see Section C.

23

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2.	Board of Directors

Director Elections

Vote FOR management nominees taking into consideration the following:

●

Adequate disclosure has not been provided in a timely manner; or

●

There are clear concerns over questionable finances or restatements; or

●

There have been questionable transactions or conflicts of interest; or

●

There are any records of abuses against minority shareholder interests; or

●

The board fails to meet minimum corporate governance standards; or

●

There are reservations about:

o	Director terms
o	Bundling of proposals to elect directors
o	Board independence
o	Disclosure of named nominees
o	Combined Chairman/CEO
o	Election of former CEO as Chairman of the board
o	Overboarded directors
o	Composition of committees
o	Director independence
o	Number of directors on the board
o	Lack of gender diversity on the board
●	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or
●	Repeated absences at board meetings have not been explained (in countries where this information is disclosed); or

Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.Vote AGAINST the Nominating Committee if the board does not have at least one woman director.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

●	Company performance relative to its peers;
●	Strategy of the incumbents versus the dissidents;
●	Independence of board candidates;
●	Experience and skills of board candidates;
●	Governance profile of the company;
●	Evidence of management entrenchment;
●	Responsiveness to shareholders;
●	Whether a takeover offer has been rebuffed;
●	Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

24

Classification of directors

Executive Director

●

Employee or executive of the company;

●	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

●

Any director who is attested by the board to be a non-independent NED;

●	Any director specifically designated as a representative of a significant shareholder of the company;

●

Any director who is also an employee or executive of a significant shareholder of the company;

●	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

●

Government representative;

●	Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

●

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

●	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

●

Relative of a current employee of the company or its affiliates;

●

Relative of a former executive of the company or its affiliates;

●

A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

●

Founder/co-founder/member of founding family but not currently an employee;

●

Former executive (5 year cooling off period);

●	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and
●	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

●

No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

●	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

●	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in
●	Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or
●	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

25

●	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3.	Compensation

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4.        Board Structure

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

●	Two-thirds independent board, or majority in countries where employee representation is common practice;
●	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
●	Fully independent key committees; and/or
●	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5.	Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

26

Vote FOR specific proposals to increase authorized capital to any amount, unless:

●

The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

●	The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs taking into account whether:

●

The share repurchase program can be used as a takeover defense;

●

There is clear evidence of historical abuse;

●

There is no safeguard in the share repurchase program against selective buybacks;

●	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

27

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6.	Mergers and Corporate Restructurings and Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

●

Valuation;

●

Market reaction;

●

Strategic rationale;

●

Management’s track record of successful integration of historical acquisitions;

●

Presence of conflicts of interest; and

●

Governance profile of the combined company.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

●

The parties on either side of the transaction;

●

The nature of the asset to be transferred/service to be provided;

●

The pricing of the transaction (and any associated professional valuation);

●

The views of independent directors (where provided);

●

The views of an independent financial adviser (where appointed);

●

Whether any entities party to the transaction (including advisers) is conflicted; and

●

The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

7.	Environmental, Social, Governance (ESG) Issues

Please refer to page 12 for our current approach to these important topics.

28

C.	Japan Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to Japanese public equity investments.  Applying these guidelines is not inclusive of all considerations in the Japanese market.

1.	Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

●

There are concerns about the accounts presented or audit procedures used; or

●	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

●	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;
●	There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
●	Name of the proposed auditor has not been published;
●	The auditors are being changed without explanation;
●	Non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or
●	The appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

●

The dividend payout ratio is less than 20%; or

●

The company proposes the payments even though the company posted a net loss for the year under review;

●

The dividend payout ratio has been consistently low without adequate explanation; or

●

The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2.	Board of Directors

Director and Statutory Auditor Elections

Vote FOR management nominees taking into consideration the following:

●	The company’s committee structure: statutory auditor board structure, U.S.-type three committee structure, or audit committee structure; or
29

● Adequate disclosure has not been provided in a timely manner; or

● There are clear concerns over questionable finances or restatements; or

● There have been questionable transactions or conflicts of interest; or

● There are any records of abuses against minority shareholder interests; or

● The board fails to meet minimum corporate governance standards; or

● There are reservations about:

o	Director terms
o	Bundling of proposals to elect directors
o	Board independence
o	Disclosure of named nominees
o	Combined Chairman/CEO
o	Election of former CEO as Chairman of the board
o	Overboarded directors
o	Composition of committees
o	Director independence
o	Number of directors on the board
o	Lack of gender diversity on the board

● Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

● Attendance at less than 75% of the board and committee meetings without a disclosed valid excuse; or

●

Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote AGAINST the Nominating Committee if the board does not have at least one woman director. For Japanese boards with statutory auditors or audit committee structure, but no nominating committee, vote AGAINST top executives.

Vote AGAINST top executives when the board consists of more than 15 directors and less than 15% of outside directors.

Vote AGAINST top executives when the company has posted average return on equity (ROE) of less than five percent over the last five fiscal years.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

●	Company performance relative to its peers;
●	Strategy of the incumbents versus the dissidents;
●	Independence of board candidates;
●	Experience and skills of board candidates;
●	Governance profile of the company;
●	Evidence of management entrenchment;
●	Responsiveness to shareholders;
●	Whether a takeover offer has been rebuffed;
●	Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Classification of directors

30

Internal Director

●

Employee or executive of the company;

●	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Internal Non-Executive Director (NED)

●

Any director who is attested by the board to be a non-independent NED;

●	Any director specifically designated as a representative of a significant shareholder of the company;

●

Any director who is also an employee or executive of a significant shareholder of the company;

●	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

●

Government representative;

●	Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

●

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

●	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

●

Relative of a current employee of the company or its affiliates;

●

Relative of a former executive of the company or its affiliates;

●

Any director who works or worked at companies whose shares are held by the company in question as cross-shareholdings

●	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

●

Founder/co-founder/member of founding family but not currently an employee;

●

Former executive (5 year cooling off period);

●	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and
●	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

External NED

●

No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

●	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

●	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or
●	Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or
●	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or
31

●	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3.	Compensation

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4.        Board Structure

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

●	Two-thirds independent board, or majority in countries where employee representation is common practice;
●	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
●	Fully independent key committees; and/or
●	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5.	Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

32

Vote FOR specific proposals to increase authorized capital to any amount, unless:

●

The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

●	The increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs taking into account whether:

●

The share repurchase program can be used as a takeover defense;

●

There is clear evidence of historical abuse;

●

There is no safeguard in the share repurchase program against selective buybacks;

●	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

33

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6.	Mergers and Corporate Restructurings and Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

●

Valuation;

●

Market reaction;

●

Strategic rationale;

●

Management’s track record of successful integration of historical acquisitions;

●

Presence of conflicts of interest; and

●

Governance profile of the combined company.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

●

The parties on either side of the transaction;

●

The nature of the asset to be transferred/service to be provided;

●

The pricing of the transaction (and any associated professional valuation);

●

The views of independent directors (where provided);

●

The views of an independent financial adviser (where appointed);

●

Whether any entities party to the transaction (including advisers) is conflicted; and

●

The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

7.	Environmental, Social, Governance (ESG) Issues

Please refer to page 12 for our current approach to these important topics.

34

Proxy Voting Procedures

Updated October 2020

Granahan Investment Management, Inc. (“GIM”) utilizes ISS (the “Provider”) recommendations as an aid in carrying out its proxy voting duties; though GIM retains ultimate authority over the process.

GIM generally votes in unison across all shares managed by GIM, where GIM has voting discretion. If a single account or accounts casts a vote that is different from the other accounts, that reason must be well documented.

While GIM largely votes along with the Provider’s recommendations, there are cases where GIM disagrees and will vote against the recommendation. In these instances, the reason for divergence from the recommendation must be written (e-mail acceptable) and approved by the CCO or CIO. The CCO and CIO will ensure there is no conflict of interest, personal or corporate, driving the vote against the recommendation.

GIM will evaluate and vote any proxy where the Provider does not give a recommendation or where the recommendation appears to be driven by a conflict of interest at the Provider.

GIM reviews proxy votes on a quarterly basis to confirm all ballot shares are voted, and to confirm that overrides have proper supporting documentation.

Foreign proxy voting can be impacted by operational issues, such as restricted liquidity while shares are being voted. GIM generally refrains from voting where the process itself impacts the marketability of the security.

GIM periodically assesses the Provider’s ability to continue to provide independent analysis, recommendations, and operational support to our proxy voting responsibilities through factors such as historical experience, perceived independence, and reputation.

404 Wyman St., Suite 460, Waltham, MA 02451 • www.granahan.com • 781-890-4412

1

Harris Associates L.P.

PROXY VOTING POLICIES, GUIDELINES, AND PROCEDURES

I. PROXY VOTING POLICY

Harris Associates L.P. (“Harris”, “the Firm” or “we”) believes that proxy voting rights are valuable portfolio assets and an important part of our investment process, and we exercise our voting responsibilities as a fiduciary solely with the goal of serving the best interests of our clients in their capacity as shareholders of a company.  As an investment manager, Harris is primarily concerned with maximizing the value of its clients’ investment portfolios. Harris has long been active in voting proxies on behalf of shareholders in the belief that the proxy voting process is a significant means of addressing crucial corporate governance issues and encouraging corporate actions that are believed to enhance shareholder value. We have a Proxy Voting Committee comprised of investment professionals that reviews and recommends policies and procedures regarding our proxy voting and ensures compliance with those policies.

The proxy voting guidelines below summarize Harris’ position on various issues of concern to investors and give a general indication of how proxies on portfolio securities will be voted on proposals dealing with particular issues.  We will generally vote proxies in accordance with these guidelines, except as otherwise determined by the Proxy Voting Committee, unless the client has specifically instructed us to vote otherwise.  These guidelines are not exhaustive and do not include all potential voting issues.  Because proxy issues and the circumstances of individual companies vary, there may be instances when Harris may not vote in strict adherence to these guidelines.  Our investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Committee if they believe the economic interests of shareholders may warrant a vote contrary to these guidelines.  In such cases, the Proxy Voting Committee will determine how the proxies will be voted.

In determining the vote on any proposal, the Proxy Voting Committee will consider the proposal’s expected impact on shareholder value and will not consider any benefit to Harris, its employees, its affiliates or any other person, other than benefits to the owners of the securities to be voted, as shareholders.

Harris considers the reputation, experience and competence of a company’s management when it evaluates the merits of investing in a particular company, and we invest in companies in which we believe management goals and shareholder goals are aligned.  When this happens, by definition, voting with management is generally the same as voting to maximize the expected value of our investment.  Accordingly, on most issues, our votes are cast in accordance with management’s recommendations.  This does not mean that we do not care about corporate governance.  Rather, it is confirmation that our process of investing with shareholder aligned management is working.  Proxy voting is not always black and white, however, and reasonable people can disagree over some matters of business judgment.  When we believe management’s position on a particular issue is not in the best interests of our clients, we will vote contrary to management’s recommendation.

Approved by the Proxy Voting Committee on February 22, 2016
Amended 1/17/17, 8/18/17, 2/23/18, 2/28/19, 4/5/19

1

Harris Associates L.P.

II. VOTING GUIDELINES

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

Harris believes that boards should have a majority of independent directors and that audit, compensation and nominating committees should generally consist solely of independent directors.

1.
Harris will normally vote in favor of the directors recommended by the issuer’s board provided that a majority of the board would be independent. If the board does not have a majority of independent directors, Harris will normally vote in favor of the independent directors and against the non-independent directors.

2.	Harris will normally vote in favor of proposals to require a majority of directors to be independent.

3.	Harris will normally vote against proposals that mandate an independent board chairman.[1]

4.
Harris will normally vote in favor of proposals that audit, compensation and nominating committees consist solely of independent directors, and will vote against the election of non-independent directors who serve on those committees.

5.	Harris will normally vote in favor of proposals regarding director indemnification arrangements.

6.	Harris will normally vote against proposals advocating classified or staggered boards of directors.

7.	Harris will normally vote in favor of proposals requiring a majority vote for directors.

8.	Harris will normally vote in favor of proposals requiring the separation of the Chairman and Chief Executive Officer positions.

Auditors

Harris believes that the relationship between an issuer and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities such as financial statement preparation and tax-related services that do not raise any appearance of impaired independence.

1 Harris has an existing guideline that states that we will normally vote in favor of proposals requiring the separation of the Chairman and Chief Executive Officer positions.  This supplemental guideline is not intended to change the existing guideline, but recognizes that a Chairman may be separate but not deemed independent (for example, a former executive of the company).

Approved by the Proxy Voting Committee on February 22, 2016
Amended 1/17/17, 8/18/17, 2/23/18, 2/28/19, 4/5/19

2

Harris Associates L.P.

1.	Harris will normally vote in favor of ratification of auditors selected by the board or audit committee, subject to the above.

2.	Harris will normally vote against proposals to prohibit or limit fees paid to auditors for all non-audit services, subject to the above.

3.
Harris will normally vote in favor of proposals to prohibit or limit fees paid to auditors for general management consulting services other than auditing, financial statement preparation and controls, and tax-related services.

Equity Based Compensation Plans

Harris believes that appropriately designed equity-based compensation plans approved by shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors.  However, we are opposed to plans that substantially dilute our ownership interest in the company, provide participants with excessive awards or have inherently objectionable structural features.

1.	Harris will normally vote against such plans where total potential dilution (including all equity-based plans) exceeds 15% of shares outstanding.

2.	Harris will normally vote in favor of plans where total potential dilution (including all equity-based plans) does not exceed 15% of shares outstanding.

3.	Harris will normally vote in favor of proposals for an annual shareholder advisory vote on executive compensation.

4.	Harris will normally vote in favor of advisory votes to ratify named executive officer compensation.

5.	Harris will normally vote in favor of proposals to require expensing of options.

6.	Harris will normally vote against proposals to permit repricing of underwater options.

7.	Harris will normally vote against shareholder proposals that seek to limit directors’ compensation to common stock.

8.	Harris will normally vote in favor of proposals for employee stock purchase plans, so long as shares purchased through such plans are sold at no less than 85% of current market value.

9.	Harris will normally vote against proposals that prohibit the automatic vesting of equity awards upon a change of control.

Corporate Structure and Shareholder Rights

Harris generally believes that all shareholders should have an equal voice and that barriers which limit the ability of shareholders to effect change and to realize full value are not desirable.

Approved by the Proxy Voting Committee on February 22, 2016
Amended 1/17/17, 8/18/17, 2/23/18, 2/28/19, 4/5/19

3

Harris Associates L.P.

1.	Harris will normally vote in favor of proposals to authorize the repurchase of shares.

2.	Harris will normally vote against proposals creating or expanding supermajority voting rights.

3.	Harris will normally vote against the adoption of anti-takeover measures.

4.	Harris will normally vote in favor of proposals for stock splits and reverse stock splits.

5.	Harris will normally vote against proposals to authorize different classes of stock with different voting rights.

6.	Harris will normally vote against proposals to increase authorized shares with preemptive rights if the increase is greater than 100% of currently issued shares.

7.	Harris will normally vote for proposals to increase authorized shares with preemptive rights if the increase is less than 100% of currently issued shares.

8.
Harris will normally vote for proposals to amend articles, bylaws or charters to reduce the ownership threshold for shareholders to call special meetings if either (a) management recommends voting for the proposal or (b) the qualifying ownership threshold is 25% of the voting shares.

9.	Harris will normally vote against proposals to provide the right to act by written consent to shareholders unless management recommends voting for the proposal.

10.	Harris will normally vote against proposals to increase authorized shares without preemptive rights if the increase is greater than 20% of currently issued shares.

11.	Harris will normally vote for proposals to increase authorized shares without preemptive rights if the increase is less than 20% of currently issued shares.

Proxy Access Proposals

Harris will normally vote in favor of proxy access proposals if either (a) management recommends voting in favor of the proposal or (b) the proposal meets all of the following criteria:

•	The shareholders making the proposal have an ownership threshold of 5% of the voting power
•	The shareholders making the proposal each have 3 years of continuous ownership
•	The proposal does not exceed a cap on shareholder nominees of 25% of the board
•	The proposal does not exceed a limit of 20 on the number of shareholders permitted to form a nominating group

Approved by the Proxy Voting Committee on February 22, 2016
Amended 1/17/17, 8/18/17, 2/23/18, 2/28/19, 4/5/19

4

Harris Associates L.P.

Routine Corporate Matters

Harris will generally vote in favor of routine business matters such as approving a motion to adjourn the meeting, declaring final payment of dividends, approving a change in the annual meeting date and location, approving the minutes of a previously held meeting, receiving consolidated financial statements, change of corporate name and similar matters.  However, to the extent that the voting recommendation of Institutional Shareholder Services (“ISS”) opposes the issuer’s management on the routine matter, the proposal will be submitted to the Proxy Voting Committee for determination.

Social Responsibility Issues

Harris believes that matters related to a company’s day-to-day business operations are primarily the responsibility of management and should be reviewed and supervised solely by the company’s board of directors.  Harris is focused on maximizing long-term shareholder value and will typically vote against shareholder proposals requesting that a company disclose or amend certain business practices unless we believe a proposal would have a substantial positive economic impact on the company.

Certain Other Issues

Harris may also maintain Supplemental Proxy Voting Guidelines to address certain proposals that are not as enduring as those listed above, but yet may be presented repeatedly by issuers during a given proxy season.  For example, companies in a particular industry or country may be affected by a change in the law that requires them to submit a one-time proxy proposal during the proxy season.  The Proxy Voting Committee will determine which proposals will be included on the list of Supplemental Proxy Voting Guidelines, and will update the list as needed.   The Proxy Voting Committee will provide the list to research analysts and the Proxy Administrator.

III. VOTING SHARES OF FOREIGN ISSUERS

Because foreign issuers are incorporated under the laws of countries outside the United States, protection for and disclosures to shareholders may vary significantly from jurisdiction to jurisdiction.  Laws governing foreign issuers may, in some cases, provide substantially less protection for shareholders.  As a result, the foregoing guidelines, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for foreign issuers.  Harris will generally vote proxies of foreign issuers in accordance with the foregoing guidelines where appropriate.  On occasion, the proxy statements of foreign issuers may lack disclosure or transparency with respect to a significant element(s) for consideration (e.g., names of directors, targets for incentive plans, etc.), which may be a sufficient basis for voting contrary to the foregoing guidelines.  If an analyst decides to vote contrary to guidelines solely due to the lack of disclosure or transparency, then the matter need not be submitted to the Proxy Voting Committee for approval. The basis for such a decision to vote contrary to a guideline pursuant to the aforementioned reason(s) shall be appropriately documented.

In some non-U.S. jurisdictions, sales of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”).  Since these time periods are usually relatively short in light of our long-term investment strategy, in most cases, share blocking will not impact our voting decisions.  However, there may be occasions where the loss of investment flexibility resulting from share blocking will outweigh the benefit to be gained by voting.

Approved by the Proxy Voting Committee on February 22, 2016
Amended 1/17/17, 8/18/17, 2/23/18, 2/28/19, 4/5/19

5

Harris Associates L.P.

IV. BANK HOLDING COMPANY ACT COMPLIANCE

Harris is an indirect subsidiary of Natixis Investment Managers, L.P., which is an indirect subsidiary of Natixis Investment Managers S.A. , an international asset management group based in Paris, France.  Natixis Investment Managers S.A. is in turn owned by Natixis, a French investment banking and financial services firm.  Natixis is principally owned by BPCE, France’s second largest banking group.

Natixis is subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the “BHC Act”) and to regulation and supervision by the Board of Governors of the Federal Reserve System (the “Federal Reserve”) due to Natixis’ U.S. bank branch operations.  The BHC Act generally prohibits Natixis and its direct and indirect subsidiaries, including Harris, in the aggregate from owning or controlling or holding sole voting discretion with respect to 5% or more of any class of voting stock of any U.S. bank holding company, savings and loan holding company or insured depository institution (a “U.S. Banking Organization”) without prior approval from the Federal Reserve.  In the absence of measures to eliminate Harris’ voting authority over securities of certain U.S. Banking Organizations, the foregoing limits could have an adverse effect on Harris’ ability to manage clients’ investment portfolios by restricting Harris’ ability to make investments, or impact the size of an investment in, and/or impose maximum holding periods on shares of voting securities of such U.S. Banking Organizations.

Upon notification by Natixis that its aggregate control of such securities is approaching the 5% ownership limit established by the BHC Act, Harris could be required to relinquish its proxy voting responsibilities to ISS, such that ISS will vote in accordance with ISS’s standard Proxy Voting Guidelines over securities issued by U.S. Banking Organizations identified by Harris ( a “Vote Divestiture Event”).  Pursuant to a Vote Divestiture Event, Harris will not be able to override ISS’s vote.  If, subsequent to a Vote Divestiture Event, Natixis’ aggregate control of such securities were to decrease to such a percentage where Harris determines to resume its control of proxy voting, while remaining in compliance with the BHC Act ( a “Vote Return Event”), Harris would direct ISS in writing to return proxy voting responsibilities for the applicable U.S. Banking Organizations to Harris.

V. CONFLICTS OF INTEREST

The Proxy Voting Committee, in consultation with the Legal and Compliance Departments, is responsible for monitoring and resolving possible material conflicts of interest with respect to proxy voting.  A conflict of interest may exist, for example, when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Harris or Harris is actively soliciting business from the issuer; (ii) when we are aware that a proponent of a proxy proposal has a business relationship with Harris or Harris is actively soliciting such business (e.g., an employee group for which Harris manages money); (iii) when we are aware that Harris has business relationships with participants in proxy contests, corporate directors or director candidates; or (iv) when we are aware that a Harris employee has a personal interest in the outcome of a particular matter before shareholders (e.g., a Harris executive has an immediate family member who serves as a director of a company).  Any employee with knowledge of any conflict of interest relating to a particular proxy vote shall disclose that conflict to the Proxy Voting Committee.  In addition, if any member of the Proxy Voting Committee has a conflict of interest, including but not limited to cases in which the Committee member is the assigned analyst for the issuer involved in a proxy vote,  he or she will recuse himself or herself from any consideration of the matter, and an alternate member of the committee will act in his or her place.

Approved by the Proxy Voting Committee on February 22, 2016
Amended 1/17/17, 8/18/17, 2/23/18, 2/28/19, 4/5/19

6

Harris Associates L.P.

Harris is committed to resolving any such conflicts in its clients’ collective best interest, and accordingly, we will vote pursuant to the Guidelines set forth in this Proxy Voting Policy when conflicts of interest arise.  However, if we believe that voting in accordance with a Guideline is not in the best interest of our clients under the particular facts and circumstances presented, or if the proposal is not addressed by the Guidelines, then we will vote in accordance with the guidance of ISS.  If ISS has not provided guidance with respect to the proposal or if we believe the recommendation of ISS is not in the best interests of our clients, then the Proxy Voting Committee will refer the matter to (1) the Executive Committee of the Board of Trustees of Harris Associates Investment Trust for a determination of how shares held in The Oakmark  Funds will be voted, and (2) the Proxy Voting Conflicts Committee consisting of Harris’ General Counsel, Chief Compliance Officer (“CCO”) and Chief Financial Officer for a determination of how shares held in all other client accounts will be voted.  Each of those committees will keep a written record of the basis for its decision.

VI. VOTING PROCEDURES

The following procedures have been established with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Harris, for which Harris has voting responsibility.

Proxy Voting Committee.  The Proxy Voting Committee (the “Committee”) is responsible for recommending proxy voting guidelines, establishing and maintaining policies and procedures for proxy voting, and ensuring compliance with these policies and procedures.  At least annually, the Committee will review the adequacy of these policies, guidelines and procedures to help ensure they are implemented effectively and reasonably designed so that proxies are voted in the best interest of Harris’ clients.  The review will be documented in the minutes of the Committee’s meetings.

The Committee consists of three investment professionals:  two domestic research analysts and one international research analyst.  Committee members serve for three years with members replaced on a rotating basis.  New Committee members are nominated by the Committee and are normally approved by the Committee members at the annual Committee meeting.  The Committee also has two alternate members (one domestic analyst and one international analyst) either of who may serve in the absence of a regular member of the Committee.

Proxy Administrator.  The Proxy Administrator is an employee of Harris reporting to the Senior Manager - Operations and is responsible for ensuring that all votes are placed with the proxy voting service provider and that all necessary records, as appropriate, are maintained reflecting such voting.

Proxy Voting Service Provider.  Harris has engaged ISS, an independent proxy voting service provider, to assist in voting proxies.  ISS provides the Firm with information concerning shareholder meetings, electronic voting, recordkeeping and reporting services, research with respect to companies, and proxy voting guidance and recommendations.

In order to remain confident that ISS continues to have the capacity and competency to adequately analyze proxy issues, the Proxy Administrator will annually obtain and review ISS’ SOC Report, or similar attestation report, and current Form ADV.  In addition, the Proxy Administrator shall periodically review ISS’ disclosures regarding its conflict of interests and forward any conflict that both (1) relates to issuers whose proxies Harris is currently reviewing and (2) involve a matter for which Harris would recommend a vote against the Proxy Voting Policies, Guidelines and Procedures to the General Counsel, or his/her designee, for review.

Approved by the Proxy Voting Committee on February 22, 2016
Amended 1/17/17, 8/18/17, 2/23/18, 2/28/19, 4/5/19

7

Harris Associates L.P.

To the extent the Proxy Administrator or the General Counsel, or his/her designee, determine that a control deficiency, conflict of interest or other disclosure matter could materially impact the capacity or competency of ISS in connection with a matter for which Harris would recommend a vote against the Proxy Voting Policies, Guidelines and Procedures, he/she shall promptly report such determination to the Committee for review and further action, if any.

In the event an analyst, during the course of the analyst’s review of ISS’ proxy recommendation, uncovers a material factual error that causes the analyst to question ISS’ process for developing its recommendation, the analyst shall report the error to the Proxy Administrator.  The Proxy Administrator, or his/her designee, will review the error and contact ISS to seek to reduce similar errors in the future.  For purposes of this section, a material factual error means an error of fact that the analyst believes that if corrected would cause ISS to change its recommendation.

Voting Decisions.  As described in the Proxy Voting Policy above, the Firm has established proxy voting guidelines, including supplemental proxy voting guidelines, on various issues.  We will generally vote proxies in accordance with these guidelines except as otherwise determined by the Proxy Voting Committee.  The Proxy Administrator, or designated back-up, is responsible for alerting the Firm’s research analyst who follows the company about the proxy proposals.  If the analyst believes the proxy should be voted in accordance with the Guidelines, he or she will vote the proposal accordingly and indicate his or her initials in the appropriate location of the electronic ballot and submit the vote for further processing by the Proxy Administrator.  If the analyst believes the proxy should be voted contrary to the Guidelines, he or she will submit the proposal, along with his or her recommended vote and ISS’s recommended vote, if any, to the Proxy Voting Committee, which reviews the proposal and the analyst’s recommendation and makes a voting decision by majority vote.  If a proposal is not explicitly addressed by the Guidelines but the analyst agrees with the voting recommendation of ISS regarding that proposal, he or she will vote the proxy in accordance with such recommendation and indicate his or her initials in the appropriate location of the electronic ballot and submit the vote for further processing by the Proxy Administrator.  If a proposal is not explicitly addressed by the Guidelines and the analyst believes the proxy should be voted contrary to the ISS recommendation, he or she will submit the proposal, along with his or her recommended vote and ISS’s recommended vote to the Proxy Voting Committee, which reviews the proposal and the analyst’s recommendation and makes a voting decision by majority vote.  If neither the Guidelines nor ISS address the proxy proposal, the analyst will submit the proposal and his or her recommended vote to the Proxy Voting Committee, which makes a voting decision by majority vote.  That Proxy Voting Committee decision is reflected in the electronic ballot.

In the case where securities that are not on the Firm’s Approved Lists of domestic, international or small cap securities are held in managed accounts, the Proxy Administrator, or designated back-up, will vote all shares in accordance with the Firm’s guidelines or, if the guidelines do not address the particular issue, in accordance with the guidance of ISS.

In the case of a conflict of interest, the Proxy Administrator will vote in accordance with the procedures set forth in the Conflicts of Interest provisions described above.

Voting Ballots.    For shares held in The Oakmark Funds and other client accounts, the IT Department sends a daily holdings file to ISS detailing the holdings in the Funds and other client accounts.  ISS is responsible for reconciling this information with the information it receives from the custodians and escalating any discrepancies to the attention of the Proxy Administrator.  The Proxy Administrator works with ISS and custodians to resolve any discrepancies to ensure that all shares entitled to vote are voted.

Approved by the Proxy Voting Committee on February 22, 2016
Amended 1/17/17, 8/18/17, 2/23/18, 2/28/19, 4/5/19

8

Harris Associates L.P.

Recordkeeping and Reporting.  Much of Harris’ recordkeeping and reporting is maintained electronically on ISS’s systems.  In the event that records are not held electronically within ISS’s system, Harris will maintain records of proxy voting proposals received, records of votes cast on behalf of clients, and any documentation material to a proxy voting decision as required by law.  Upon request, or on an annual basis for ERISA accounts, Harris will provide clients with the proxy voting record for that client’s account.  In addition, annually, Harris will file with the U.S. Securities and Exchange Commission and make available on the Oakmark Funds’ website the voting record for the Oakmark Funds for the previous one-year period ended June 30th.

Compliance Testing.  The Compliance Department will conduct testing of these procedures periodically, based upon the outcome of the annual Compliance Risk Assessment Methodology for this area.

Approved by the Proxy Voting Committee on February 22, 2016
Amended 1/17/17, 8/18/17, 2/23/18, 2/28/19, 4/5/19

9

Heitman
Investment Adviser Policies and Procedures Manual
Proxy Voting

Application: Public Securities investment adviser that is registered under the Investment Advisers Act of 1940 (“Heitman” or “the firm”)
Heitman provides investment advisory services to their clients, some of which are separate account mandates and some of which are commingled investment schemes, with respect to publicly traded real estate securities. It is Heitman’s general policy that with respect to all clients where Heitman has authority to vote proxies, such proxies will always be voted, or not voted, in the best interest of such clients.
Heitman utilizes the services of one or more independent unaffiliated proxy firms, which are responsible for: notifying the applicable Heitman adviser in advance of the shareholder meeting at which the proxies will be voted; providing the appropriate proxies to be voted; providing independent research on corporate governance, proxy and corporate responsibility issues; recommending actions with respect to proxies which are always deemed by the applicable proxy firm to be in the best interests of the shareholders; and maintaining records of proxy statements received and votes cast.
Heitman considers each corporate proxy statement on a case-by-case basis, and may vote a proxy in a manner different from that recommended by the applicable proxy firm when deemed appropriate. There may also be occasions when Heitman determines, contrary to the proxy firm recommendation, that not voting such proxy may be in the best interest of clients, such as: (i) when the cost of voting such proxy exceeds the expected benefit to the client, or (ii) if the applicable Heitman adviser is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as “blocking.”
Heitman generally votes with the recommendations from the proxy firm unless a client investment management agreement has a different requirement or the Proxy Committee, as described in the next paragraph, rejects the recommendation.
Heitman has established a Proxy Policies and Procedures Oversight Committee (the “Proxy Committee”), consisting of: (i) a Public Securities Lead Portfolio Manager (“PM”), (ii) the Chief Legal Officer of Heitman LLC, or if the Chief Legal Officer is unavailable, a reserve designee as may be appointed by Heitman from time to time and (iii) Heitman LLC’s Special Counsel. The Public Securities Lead PM that is appointed to the Proxy Committee will be from a Heitman adviser other than the Heitman adviser that proposed rejecting the recommendation. The Proxy Committee is responsible for reviewing and addressing any instance where a PM determines that a proxy firm recommendation is not in the best interest of clients and wants to vote a proxy in a manner inconsistent with the recommendation of the proxy firm, this Policy or identifies actual or perceived potential conflicts of interests in the context of voting proxies.
On an annual basis, the Proxy Committee shall review these policies and procedures, the proxy firm and will recommend changes, as needed.
As a general rule, a representative of the Heitman Operations group (“Operations”) processes all proxies which any Heitman adviser is entitled to vote. The proxy voting policy is as follows:

I.
Operations prints a Proxy Analysis Report containing a compilation of “FOR”, “AGAINST”, “ABSTAIN”, and “WITHHOLD” recommendations received from the applicable proxy firm with respect to the issues on a particular proxy;

II.	Operations sends the Proxy Analysis Report to the PM who is responsible for review of the company conducting the proxy;
III.
In reviewing the recommendations to determine how to respond to the proxy in the best interest of clients, the PM may consider information from various sources including, without limitation, another Heitman PM or research analyst, management personnel of the company conducting the proxy and shareholder groups, as well as the possibility of any actual or perceived potential conflicts of interest between the applicable Heitman adviser and any of its clients with respect to such proxy;

IV.
The PM returns the Proxy Analysis Report to Operations indicating his or her voting recommendation for the proxy, as well as a description and explanation of any actual or perceived potential conflicts of interest between the applicable Heitman adviser and its clients with respect. If a PM recommends responding to a particular proxy contrary to the proxy firm recommendation or perceives an actual or potential conflict of interest, the exception is noted and set aside for consideration by the Proxy Committee;

V.
Operations compiles all exceptions and forwards such exceptions promptly to the members of the Proxy Committee, selecting an appropriate Public Securities Lead PM. The Proxy Committee convenes to review the exceptions;

VI.
Proxy Committee meetings may be conducted in person, via teleconference, videoconference or via e-mail. Regardless of the manner in which the Proxy Committee meeting has been conducted, Operations will participate and will document the decisions of the Proxy Committee (a “Proxy Committee Report”);

VII.
In instances where suspected conflicts of interest have been identified, the Proxy Committee will evaluate whether an actual or potential material conflict of interests exists and, if so, how it should be addressed in voting or not voting the particular proxy. In such cases, the Proxy Committee may decide (1) to independently determine that no material conflict of interest exists or will likely potentially exist, (2) to respond to such proxy in strict accordance with the recommendations of the proxy firm or (3) to take another course of action that, in the opinion of the Proxy Committee, adequately addresses the conflict of interests issue;

VIII.
At or following the Proxy Committee meeting, the Proxy Committee may confirm or overturn, in any case, either in whole or in part, any recommendations made by the PM. The vote of a majority of the Proxy Committee shall be required to confirm any recommendations by the PM to vote any proxy contrary to the proxy firm recommendation as to how to vote that issue;

IX.
In cases other than those requiring a Proxy Committee meeting, Operations will respond to the proxy in accordance with the recommendations of the proxy firm except in instances where a client has advised a Heitman in writing that particular proxies or proxies of a certain type should be responded to in a particular fashion, in which circumstance Operations will respond to the proxy in question in accordance with such advice; and

X.
Upon request from any member of the Proxy Committee, Operations will prepare a Proxy Voting Summary for the Proxy Committee containing all of the proxy firm’s proxy vote recommendations that were overridden during the period requested and also highlighting any proxy issues that were identified as presenting actual and potential conflicts of interest and how they were addressed.

XI.
The Operations Department is responsible for reporting to clients on its proxy voting activity according to the terms of the clients’ Investment Management Agreements. The Operations Department is also responsible for submitting proxy voting information to each mutual fund client, assisting with the preparation of Form N-PX and reviewing a draft of Form N-PX for accuracy, prior to filing by the mutual fund client.
The following proxy materials and records will be maintained by Operations for a period of five years in an easily accessible place, the first two years in Heitman’s Chicago office:
I.	These policies and procedures, and any amendments thereto;
II.	Each proxy statement (maintained on the proxy firm’s website);
III.	Proxy Analysis Report (maintained on the proxy firm’s website);
IV.	Record of each vote cast and each abstention (maintained on the proxy firm’s website);
V.
Documentation, if any, created or presented to the Proxy Committee, and Proxy Committee Reports which were material to making a decision on how to respond to any proxy, and memorializing the basis for that decision;

VI.	Any other reports or memorializations prepared according to the above procedures; and
VII.	Each written client request for information and a copy of any written response by any Heitman to a client’s written or oral request for information.
Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by calling the Heitman Chief Compliance Officer at +1-312-855-5700. The report will be provided free of charge.

GLOBAL CORPORATE GOVERNANCE AND PROXY VOTING

Applicable To	Invesco Advisers
Departments Impacted	Global Invesco Proxy Advisory Committee
Risk Addressed by Policy	Proxies with respect to securities held in client accounts are not voted by the firm in the best interest of clients.
Relevant Law & Related Resources	• Rule 206(4)-6 under the Investment Advisers Act • Rule 204-2 under the Investment Advisers Act
Effective Date	December 2019

GLOSSARY

I.       Guiding Principles and Philosophy

Public companies hold shareholder meetings, attended by the company’s executives, directors, and shareholders, during which important issues, such as appointments to the company’s board of directors, executive compensation, and auditors, are addressed and where applicable, voted on. Proxy voting gives shareholders the opportunity to vote on issues that impact the company’s operations and policies without being present at the meetings.

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its clients as all other elements of the investment process. Invesco’s proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with clients’ best interests, which Invesco interprets to mean clients’ best economic interests, this Policy and the operating guidelines and procedures of Invesco’s regional investment centers.

Invesco investment teams vote proxies on behalf of Invesco-sponsored funds and both fund and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf.

The proxy voting process at Invesco, which is driven by investment professionals, focuses on maximizing long-term value for our clients, protecting clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders. Invesco takes a nuanced approach to voting and, therefore, many matters to be voted upon are reviewed on a case by case basis.

35
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

Votes in favor of board or management proposals should not be interpreted as an indication of insufficient consideration by Invesco fund managers. Such votes may reflect the outcome of past or ongoing engagement and active ownership by Invesco with representatives of the companies in which we invest.

II.       Applicability of this Policy

This Policy sets forth the framework of Invesco’s corporate governance approach, broad philosophy and guiding principles that inform the proxy voting practices of Invesco’s investment teams around the world. Given the different nature of these teams and their respective investment processes, as well as the significant differences in regulatory regimes and market practices across jurisdictions, not all aspects of this Policy may apply to all Invesco investment teams at all times. In the case of a conflict between this Policy and the operating guidelines and procedures of a regional investment center the latter will control.

III.	PROXY VOTING FOR CERTAIN FIXED INCOME, MONEY MARKET, INDEX AND LEGACY OPPENHEIMERFUNDS ACCOUNTS

For proxies held by certain client accounts managed in accordance with fixed income, money market and index strategies (including exchange traded funds), and by accounts managed by legacy OppenheimerFunds investment teams (“legacy accounts”), Invesco will typically vote in line with the majority holder of the active-equity shares held by Invesco outside of those strategies and legacy accounts (“Majority Voting”). In this manner Invesco seeks to leverage the active-equity expertise and comprehensive proxy voting reviews conducted by teams employing active-equity strategies (other than legacy OppenheimerFunds investment teams), which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest, which are discussed elsewhere in this Policy. When there are no corresponding active-equity shares held by Invesco, the proxies for those strategies and legacy accounts will be voted in the following manner: (i) for U.S. issuers, in line with Invesco custom voting guidelines derived from the guidelines set forth below; and (ii) for non-U.S. issuers, in line with the recommendations of a third-party proxy advisory service.

IV.       Conflicts of Interest

36
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

There may be occasions where voting proxies may present a real or perceived conflict of interest between Invesco, as investment manager, and one or more of Invesco’s clients or vendors. Under Invesco’s Code of Conduct, Invesco entities and individuals are strictly prohibited from putting personal benefit, whether tangible or intangible, before the interests of clients. “Personal benefit” includes any intended benefit for Invesco, oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for the relevant Invesco client.

Firm-level Conflicts of Interest

A conflict of interest may exist if Invesco has a material business relationship with, or is actively soliciting business from, either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote (e.g., issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts). Invesco’s proxy governance team maintains a list of all such issuers for which a conflict of interest exists.

If the proposal that gives rise to the potential conflict is specifically addressed by this Policy or the operating guidelines and procedures of the relevant regional investment center, Invesco generally will vote the proxy in accordance therewith. Otherwise, based on a majority vote of its members, the Global IPAC (as described below) will vote the proxy.

Because this Policy and the operating guidelines and procedures of each regional investment center are pre-determined and crafted to be in the best interest of clients, applying them to vote client proxies should, in most instances, resolve any potential conflict of interest. As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients.

Personal Conflicts of Interest

A conflict also may exist where an Invesco employee has a known personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

All Invesco personnel with proxy voting responsibilities are required to report any known personal conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.

37
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

Other Conflicts of Interest

To avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held in client accounts from time to time. Generally speaking, Invesco does not invest for its clients in the shares of Invesco Ltd., however, limited exceptions apply in the case of funds or accounts designed to track an index that includes Invesco Ltd. as a component. Shares of an Invesco-sponsored fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. Shares of an unaffiliated registered fund held by one or more Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund as required by federal securities law or any exemption therefrom. Additionally, Invesco or its Funds may vote proportionally in other cases where required by law.

V.       USE OF THIRD-PARTY PROXY ADVISORY SERVICES

Invesco may supplement its internal research with information from third-parties, such as proxy advisory firms. However, Invesco generally retains full and independent discretion with respect to proxy voting decisions.

As part of its fiduciary obligation to clients, Invesco performs extensive initial and ongoing due diligence on the proxy advisory firms it engages. This includes reviews of information regarding the capabilities of their research staffs, methodologies for formulating voting recommendations, the adequacy and quality of staffing, personnel and technology, as applicable, and internal controls, policies and procedures, including those relating to possible conflicts of interest. In addition, Invesco regularly monitors and communicates with these firms and monitors their compliance with Invesco’s performance and policy standards.

VI.       GLOBAL PROXY VOTING PLATFORM AND ADMINISTRATION

38
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global Invesco Proxy Advisory Committee (“Global IPAC”). The Global IPAC is a global investments-driven committee comprised of representatives from various investment management teams and Invesco’s Global Head of ESG. The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex. Absent a conflict of interest, the Global IPAC representatives, in consultation with the respective investment team, are responsible for voting proxies for the securities the team manages (unless such responsibility is explicitly delegated to the portfolio managers of the securities in question). In addition to the Global IPAC, for some clients, third parties (e.g., U.S. fund boards) provide oversight of the proxy process. The Global IPAC and Invesco’s proxy administration and governance team, compliance and legal teams annually communicate and review this Policy and the operating guidelines and procedures of each regional investment center to ensure that they remain consistent with clients’ best interests, regulatory requirements, governance trends and industry best practices.

Invesco maintains a proprietary global proxy administration platform, known as the “fund manager portal” and supported by the Global Head of ESG and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions, such as share blocking and managing conflicts of interest issuers. Managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, where applicable, is stored to build institutional knowledge across the Invesco complex with respect to individual companies and proxy issues. Certain investment teams also use the platform to access third-party proxy research.

VII.       NON-VOTES

In the great majority of instances, Invesco will vote proxies. However, in certain circumstances, Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any benefit to clients. Such circumstances could include, for example:

39
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

•	If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy is outweighed by the revenue that would be lost by terminating the loan and recalling the securities;

•	In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities (“share blocking”). Invesco generally refrains from voting proxies in share-blocking countries unless Invesco determines that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the security; or

•	Some companies require a representative to attend meetings in person to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

In addition, there may be instances in which Invesco is unable to vote all of its clients’ proxies despite using commercially reasonable efforts to do so. For example, Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision. In other cases, voting may not be practicable due to operational limitations. In such cases, Invesco may choose not to vote, to abstain from voting, to vote in line with management or to vote in accordance with proxy advisor recommendations. These matters are left to the discretion of the relevant portfolio manager.

VIII.       PROXY VOTING GUIDELINES

The following guidelines describe Invesco’s general positions on various proxy voting issues. The guidelines are not intended to be exhaustive or prescriptive. As noted above, Invesco’s proxy process is investor-driven, and each portfolio manager retains ultimate discretion to vote proxies in the manner he or she deems most appropriate, consistent with Invesco’s proxy voting principles and philosophy discussed in Sections I. through IV. Individual proxy votes therefore will differ from these guidelines from time to time.

Invesco generally affords management discretion with respect to the operation of a company’s business and will generally support a board’s discretion on proposals relating to ordinary business practices and routine matters, unless there is insufficient information to decide about the nature of the proposal.

40
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

Invesco generally abstains from voting on or opposes proposals that are “bundled” or made contingent on each other (e.g., proposals to elect directors and approve compensation plans) where there is insufficient information to decide about the nature of the proposals.

A.	Shareholder Access and Treatment of Shareholder Proposals – General

Invesco reviews on a case by case basis but generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action, and proposals to promote the adoption of generally accepted best practices in corporate governance, provided that such proposals would not require a disproportionate amount of management attention or corporate resources or otherwise that may inappropriately disrupt the company’s business and main purpose, usually set out in their reporting disclosures and business model. Likewise, Invesco reviews on a case by case basis but generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted (for example, where minority shareholders’ rights are not adequately protected).

B.       Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company’s long-term response to environmental, social and corporate responsibility issues can significantly affect long-term shareholder value. We recognize that to manage a corporation effectively, directors and management may consider not only the interests of shareholders, but also the interests of employees, customers, suppliers, creditors and the local community, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco generally will evaluate proposals relating to environmental, social and corporate responsibility issues on a case by case basis and will vote on those proposals in a manner intended to maximize long-term shareholder value. Invesco may choose, however, to abstain on voting on proposals relating to environmental, social and corporate responsibility issues.

Invesco reviews on a case by case basis but generally supports the following proposals relating to these issues:

●	Gender pay gap proposals
●	Political contributions disclosure/political lobbying disclosure/political activities and action
●	Data security, privacy, and internet issues
●	Report on climate change/climate change action
●	Gender diversity on boards

41
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

C.       Capitalization Structure Issues

i.       Stock Issuances

Invesco generally supports a board’s proposal to issue additional capital stock to meet ongoing corporate needs, except where the request could adversely affect Invesco clients’ ownership stakes or voting rights. Some capitalization proposals, such as those to authorize common or preferred stock with special voting rights or to issue additional stock in connection with an acquisition, may require additional analysis. Invesco generally opposes proposals to issue additional stock without preemptive rights, as those issuances do not permit shareholders to share proportionately in any new issues of stock of the same class. Invesco generally opposes proposals to authorize classes of preferred stock with unspecified voting, conversion, dividend or other rights (“blank check” stock) when they appear to be intended as an anti-takeover mechanism; such issuances may be supported when used for general financing purposes.

ii.       Stock Splits

Invesco generally supports a board’s proposal to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given the company’s industry and performance in terms of shareholder returns.

iii.       Share Repurchases

Invesco generally supports a board’s proposal to institute open-market share repurchase plans only if all shareholders participate on an equal basis.

D.       Corporate Governance Issues

i.       General

Invesco reviews on a case by case basis but generally supports the following proposals related to governance matters:

•	Adopt proxy access right
•	Require independent board chairperson
•	Provide right to shareholders to call special meetings
•	Provide right to act by written consent
•	Submit shareholder rights plan (poison pill) to shareholder vote
•	Reduce supermajority vote requirement
•	Remove antitakeover provisions
•	Declassify the board of directors
•	Require a majority vote for election of directors
•	Require majority of independent directors on the board
•	Approve executive appointment
•	Adopt exclusive forum provision

42
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

Invesco generally supports a board’s discretion to amend a company’s articles concerning routine matters, such as formalities relating to shareholder meetings. Invesco generally opposes non-routine amendments to a company’s articles if any of the proposed amendments would limit shareholders’ rights or there is insufficient information to decide about the nature of the proposal.

ii.       Board of Directors

1.       Director Nominees in Uncontested Elections

Subject to the other considerations described below, in an uncontested director election for a company without a controlling shareholder, Invesco generally votes in favor of the director slate if it is comprised of at least a majority of independent directors and if the board’s key committees are fully independent, effective and balanced. Key committees include the audit, compensation/remuneration and governance/nominating committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

2.       Director Nominees in Contested Elections

Invesco recognizes that short-term investment sentiments influence the corporate governance landscape and may influence companies in Invesco clients’ portfolios and more broadly across the market. Invesco recognizes that short-term investment sentiment may conflict with long- term value creation and as such looks at each proxy contest matter on a case by case basis, considering factors such as:

•	Long-term financial performance of the company relative to its industry
•	Management’s track record
•	Background to the proxy contest
•	Qualifications of director nominees (both slates)
•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
•	Stock ownership positions in the company
43
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

3.       Director Accountability

Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders. Examples include, without limitation, poor attendance (less than 75%, absent extenuating circumstances) at meetings, director “overboarding” (as described below), failing to implement shareholder proposals that have received a majority of votes and/or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. Invesco generally supports shareholder proposals relating to the competence of directors that are in the best interest of the company’s performance and the interest of its shareholders. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

Invesco generally withholds votes from directors who serve on an excessive number of boards of directors (“overboarding”). Examples of overboarding may include when (i) a non-executive director is sitting on more than six public company boards, and (ii) a CEO is sitting on the board of more than two public companies besides the CEO’s own company, excluding the boards of majority-owned subsidiaries of the parent company.

4.       Director Independence

Invesco generally supports proposals to require a majority of directors to be independent unless particular circumstances make this not feasible or in the best interests of shareholders. We generally vote for proposals that would require the board’s audit, compensation/remuneration, and/or governance/nominating committees to be composed exclusively of independent directors because this minimizes the potential for conflicts of interest.

5.       Director Indemnification

Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Accordingly, unless there is insufficient information to make a decision about the nature of the proposal, Invesco will generally support a board’s discretion regarding proposals to limit directors’ liability and provide indemnification and/or exculpation, provided that the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

44
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

6.       Separate Chairperson and CEO

Invesco evaluates these proposals on a case by case basis, recognizing that good governance requires either an independent chair or a qualified, proactive, and lead independent director.

Voting decisions may consider, among other factors, the presence or absence of:

•	a designated lead director, appointed from the ranks of the independent board members, with an established term of office and clearly delineated powers and duties
•	a majority of independent directors
•	completely independent key committees
•	committee chairpersons nominated by the independent directors
•	CEO performance reviewed annually by a committee of independent directors
•	established governance guidelines

7.       Majority/Supermajority/Cumulative Voting for Directors

The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco generally votes in favor of proposals to elect directors by a majority vote. Except in cases where required by law in the jurisdiction of incorporation or when a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally opposes such proposals as unnecessary where the company has adopted a majority voting standard. However, Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

8.       Staggered Boards/Annual Election of Directors

Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

45
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

9.       Board Size

Invesco believes that the number of directors is an important factor to consider when evaluating the board’s ability to maximize long-term shareholder value. Invesco approaches proxies relating to board size on a case by case basis but generally will defer to the board with respect to determining the optimal number of board members, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective.

10.       Director Term Limits and Retirement Age

Invesco believes it is important for a board of directors to examine its membership regularly with a view to ensuring that the company continues to benefit from a diversity of director viewpoints and experience. We generally believe that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Invesco generally opposes proposals to limit the tenure of outside directors through mandatory retirement ages.

iii.       Audit Committees and Auditors

1.       Qualifications of Audit Committee and Auditors

Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Audit Committee and holds its members accountable for the quality of the company’s financial statements and reports.

2.       Auditor Indemnifications

A company’s independent auditors play a critical role in ensuring and attesting to the integrity of the company’s financial statements. It is therefore essential that they perform their work in accordance with the highest standards. Invesco generally opposes proposals that would limit the liability of or indemnify auditors because doing so could serve to undermine this obligation.

3.       Adequate Disclosure of Auditor Fees

Understanding the fees earned by the auditors is important for assessing auditor independence. Invesco’s support for the re-appointment of the auditors will take into consideration the availability of adequate disclosure concerning the amount and nature of audit versus non-audit fees. Invesco generally will support proposals that call for this disclosure if it is not already being made.

46
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

E.       Remuneration and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of portfolio companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the client’s investment.

i.       Independent Compensation/Remuneration Committee

Invesco believes that an independent, experienced and well-informed compensation/remuneration committee is critical to ensuring that a company’s remuneration practices align with shareholders’ interests and, therefore, generally supports proposals calling for a compensation/remuneration committee to be comprised solely of independent directors.

ii.       Advisory Votes on Executive Compensation

Invesco believes that an independent compensation/remuneration committee of the board, with input from management, is generally best positioned to determine the appropriate components and levels of executive compensation, as well as the appropriate frequency of related shareholder advisory votes. This is particularly the case where shareholders can express their views on remuneration matters through annual votes for or against the election of the individual directors who comprise the compensation/remuneration committee. Invesco, therefore, generally will support management’s recommendations regarding the components and levels of executive compensation and the frequency of shareholder advisory votes on executive compensation. However, Invesco will vote against such recommendations where Invesco determines that a company’s executive remuneration policies are not properly aligned with shareholder interests or may create inappropriate incentives for management.

iii.       Equity Based Compensation Plans

Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include, without limitation, the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to replenish shares automatically without shareholder approval.

47
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

iv.       Severance Arrangements

Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case by case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, may be in shareholders’ best interests as a method of attracting and retaining high quality executive talent. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of senior executives’ severance agreements while generally opposing proposals that require such agreements to be ratified by shareholders in advance of their adoption.

v.       “Claw Back” Provisions

Invesco generally supports so called “claw back” policies intended to recoup remuneration paid to senior executives based upon materially inaccurate financial reporting (as evidenced by later restatements) or fraudulent accounting or business practices.

vi.       Employee Stock Purchase Plans

Invesco generally supports employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price.

F.       Anti-Takeover Defenses

Measures designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they have the potential to create conflicts of interests among directors, management and shareholders. Such measures include adopting or renewing shareholder rights plans (“poison pills”), requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. In determining whether to support a proposal to add, eliminate or restrict anti-takeover measures, Invesco will examine the elements of the proposal to assess the degree to which it would adversely affect shareholder rights of adopted. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote, as well as the following proposals:

•	Provide right to act by written consent
•	Provide right to call special meetings
•	Adopt fair price provision
•	Approve control share acquisition

48
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

Invesco generally opposes payments by companies to minority shareholders intended to dissuade such shareholders from pursuing a takeover or another change (sometimes known as “greenmail”) because these payments result in preferential treatment of some shareholders over others.

Companies occasionally require shareholder approval to engage in certain corporate actions or transactions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and re-incorporations. Invesco generally determines its votes for these types of corporate actions after a careful evaluation of the proposal. Generally, Invesco will support proposals to approve different types of restructurings that provide the necessary financing to save the company from involuntary bankruptcy. However, Invesco will generally oppose proposals to change a company’s corporate form or to “go dark” (i.e., going private transactions) without shareholder approval.

Reincorporation involves re-establishing the company in a different legal jurisdiction. Invesco generally will vote for proposals to reincorporate a company if the board and management have demonstrated sound financial or business reasons for the move. Invesco generally will oppose proposals to reincorporate if they are solely part of an anti-takeover defense or intended to limit directors’ liability.

Invesco will generally support proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

49
This policy is proprietary and may not be distributed to, or shared with, any third parties, unless required by applicable law or approved by the IVZ Policies Governance Group.

Global Proxy Voting Procedures and Guidelines North America, Europe, Middle East, Africa, Central America, South America, and Asia April 1, 2019 as updated January 1, 2020

Corporate Governance Policy & Voting Guidelines

50

Corporate Governance Policy & Voting Guidelines

Contents

I. JPMorgan Asset Management Global Proxy Voting Procedures	3
A. Objective	3
B. Proxy Committee	3
C. The Proxy Voting Process	3
D. Material Conflicts of Interest	5
E. Escalation of Material Conflicts of Interest	6
F. Recordkeeping	7
II. Proxy Voting Guidelines	9
A. North America	10
1. Board of Directors	11
2. Proxy Contests	12
3. Ratification of Auditors	13
4. Proxy Contest Defenses	13
5. Tender Offer Defenses	15
6. Miscellaneous Board Provisions	16
7. Miscellaneous Governance Provisions	18
8. Capital Structure	19
9. Executive and Director Compensation	20
10. Incorporation	23
11. Mergers and Corporate Restructurings	23
12. Social and Environmental Issues	24
13. Foreign Proxies	26
14. Pre-Solicitation Contact	26
B. Europe, Middle East, Africa, Central America and South America	28
C. Asia ex Japan	54
D. Japan	71
51

Corporate Governance Policy & Voting Guidelines

I.	JPMorgan Asset Management Global Proxy Voting Procedures
A.	Objective

As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a “JPMAM Entity” and collectively as “JPMAM”) may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM's objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures.

These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the “Guidelines”). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.

B.	Proxy Committee

To oversee the proxy-voting process on an ongoing basis, a Proxy Committee has been established for each global location where proxy-voting decisions are made. Each Proxy Committee is composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of at least 3 Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.

C.	The Proxy Voting Process

JPMAM investment professionals monitor the corporate actions of the companies held in their clients’ portfolios. To assist JPMAM investment professionals with public companies’ proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service (“Independent Voting Service”). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service’s analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below). The Proxy Voting Committee has adopted procedures to identify significant proxies and to recall shares on loan.1

1 The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.

52

Corporate Governance Policy & Voting Guidelines

Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator (“Proxy Administrator”) for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service’s recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, “Overrides”); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

53

Corporate Governance Policy & Voting Guidelines

In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator’s duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification (“Certification”) which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase (“JPMC”) Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM’S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.

For certain commingled funds that are index replication portfolios, JPMAM is permitted in certain instances to delegate its proxy voting authority in whole or in part to the Independent Voting Service. This delegation may occur where JPMAM is restricted under applicable laws from voting a particular security or to permit JPMAM to utilize exemptions applicable to positions in bank or bank holding company stocks held in such funds. Additionally, where securities are held only in certain passive index tracking portfolios and not owned in our active accounts, the proxy may be voted in accordance with the Independent Voting Service’s recommendation if JPMAM’s guidelines require case by case determination. For separate accounts utilizing the Global Bank Opportunities strategy, JPMAM will delegate its proxy voting to the Independent Voting Service.

D.	Material Conflicts of Interest

The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser’s interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM’s investment processes and decisions, including proxy-voting decisions, and to protect JPMAM’s decisions from influences that could lead to a vote other than in its clients’ best interests, JPMC (including JPMAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMAM’s predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.

54

Corporate Governance Policy & Voting Guidelines

Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM's relationship with such company and materially impact JPMAM's business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM’s voting decision.

A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the proxy administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with JPMorgan proxy voting guidelines or by the third party using its own guidelines, provided, however, that JPMAM investment professional(s) may request an exception to this process to vote against a proposal rather than referring it to an independent third party (“Exception Request”) where the Proxy Administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of a proxy vote. The Proxy Committee shall review the Exception Request and shall determine whether JPMAM should vote against the proposal or whether such proxy should still be referred to an independent third party due to the potential for additional conflicts or otherwise.

E.	Escalation of Material Conflicts of Interest

When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, and as necessary, a legal representative from the Proxy Committee will evaluate the potential conflict and determine whether an actual material conflict of interest exists, and if so, will recommend how the relevant JPMAM entity will vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action: removing certain JPMAM personnel from the proxy voting process; “walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote; voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

55

Corporate Governance Policy & Voting Guidelines

The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.

F.	Recordkeeping

JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:

•	a copy of the JPMAM Proxy Voting Procedures and Guidelines;
•	a copy of each proxy statement received on behalf of JPMAM clients;
•	a record of each vote cast on behalf of JPMAM client holdings;
•	a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;
•	a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and
•	a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

It should be noted that JPMAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.

Exhibit A

JPMorgan Chase Bank, N.A.

J.P. Morgan Asset Management (UK) Limited

J.P. Morgan Investment Management Inc.

JF Asset Management Limited

J.P. Morgan Asset Management (Singapore) Limited

JF International Management Inc.

J.P. Morgan Private Investments, Inc.

Bear Stearns Asset Management

56

Corporate Governance Policy & Voting Guidelines

57

Corporate Governance Policy & Voting Guidelines

II.	Proxy Voting Guidelines

JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JPMAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.

In March 2007, JPMAM signed the Principles for Responsible Investment, an initiative of the UN Secretary-General.

58

Corporate Governance Policy & Voting Guidelines

A.	North America
59

Corporate Governance Policy & Voting Guidelines

1.	Board of Directors
A.	Uncontested Director Elections

Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:

1)	attend less than 75 percent of the board and committee meetings without a valid excuse for the absences
2)	adopt or renew a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, do not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.
3)	are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees. For purposes of defining “affiliation” we will apply either the NYSE listing rule for companies listed on that exchange or the NASDAQ listing rule for all other companies.
4)	ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast. The review period will be the vote results over a consecutive two year time frame.
5)	are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
6)	WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent. In the case of a controlled company, vote case-by case on the directors.
7)	WITHHOLD from directors who are CEOs of publicly-traded companies who serve on more than two public boards (besides his or her own board) and all other directors who serve on more than four public company boards.
8)	WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a – Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.
9)	WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls.
10)	WITHHOLD votes from compensation committee members who were present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives.
60

Corporate Governance Policy & Voting Guidelines

11)	WITHHOLD votes from directors when there is a demonstrated history of poor performance or inadequate risk oversight.
12)	WITHHOLD votes from directors and/or committee members when the board adopts changes to the company’s by-laws or charter without shareholder approval if the changes materially diminish shareholder rights.
13)	for newly public companies, vote case-by-case on directors as we believe the company should have the appropriate time frame to mature and better its governance structure and practices.
B.	CEO Votes

Except as otherwise described above, we generally do not vote against a sitting CEO in recognition of the impact the vote may have on the management of the company.

C.	Proxy Access

Generally vote for shareholder proposals requesting companies to amend their by-laws in order to facilitate shareholders’ ability to nominate candidates for directors as long as the minimum threshold of share ownership is 5% (defined as either a single shareholder or group of shareholders) and the minimum holding period of share ownership is 3 years. Generally, we will oppose proposals which restrict share ownership thresholds to a single shareholder.

We recognize the importance of shareholder access to the ballot process as one means to ensure that boards do not become self-perpetuating and self-serving. We generally support the board when they have adopted proxy access at a 3% / 3 year threshold either through a majority supported shareholder ballot or by adopting the bylaw on its own initiative. However, we are also aware that some proposals may promote certain interest groups to the detriment of shareholders generally and could be disruptive to the nomination process. Hence, we will generally vote against shareholder proposals which seek to amend an existing proxy access by law unless the terms of the proxy access right is unduly restrictive to shareholders.

2.	Proxy Contests
A.	Election of Directors

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

B.	Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

61

Corporate Governance Policy & Voting Guidelines

3.	Ratification of Auditors

Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

Generally vote against auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

4.	Proxy Contest Defenses
A.	Board Structure: Staggered vs. Annual Elections

Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company’s governing documents contain each of the following provisions:

•	Majority of board composed of independent directors,
•	Nominating committee composed solely of independent directors,
•	Do not require more than a two-thirds shareholders’ vote to remove a director, revise any bylaw or revise any classified board provision,
•	Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),
•	Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,
•	Absence of superior voting rights for one or more classes of stock,
•	Board does not have the sole right to change the size of the board beyond a stated range that been approved by shareholders, and
•	Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).
B.	Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

 Vote for proposals that permit shareholders to elect directors to fill board vacancies.

62

Corporate Governance Policy & Voting Guidelines

C.	Cumulative Voting

Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company’s governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

•	Annually elected board,
•	Majority of board composed of independent directors,
•	Nominating committee composed solely of independent directors,
•	Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),
•	Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,
•	Absence of superior voting rights for one or more classes of stock,
•	Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and
•	Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).
D.	Shareholder Ability to Call Special Meeting

Vote against proposals to restrict or prohibit shareholder ability to call special meetings so long as the ability to call special meetings requires the affirmative vote of less than 15% of the shares outstanding. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting, should require more than a de minimis number of shares to call the meeting and subject the company to the expense of a shareholder meeting.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

E.	Shareholder Ability to Act by Written Consent

We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

We generally vote against proposals to allow or facilitate shareholder action by written consent.

F.	Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

63

Corporate Governance Policy & Voting Guidelines

5.	Tender Offer Defenses
A.	Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

B.	Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

C.	Greenmail

Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

D.	Unequal Voting Rights

Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

E.	Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

64

Corporate Governance Policy & Voting Guidelines

F.	Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6.	Miscellaneous Board Provisions
A.	Separate Chairman and CEO Positions

We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:

•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:

(1) Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

(2) Serves as liaison between the chairman and the independent directors,

(3) Approves information sent to the board,

(4) Approves meeting agendas for the board,

(5) Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,

(6) Has the authority to call meetings of the independent directors, and

(7) If requested by major shareholders, ensures that he is available for consultation and direct communication;

•	2/3 of independent board;
•	All-independent key committees;
•	Committee chairpersons nominated by the independent directors;
•	CEO performance is reviewed annually by a committee of outside directors; and
•	Established governance guidelines.

Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.

B.	Lead Directors and Executive Sessions

In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a "lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/Chairman present).

65

Corporate Governance Policy & Voting Guidelines

C.	Majority of Independent Directors

We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

Vote for shareholder proposals requesting that the board’s audit, compensation, and/or nominating committees include independent directors exclusively.

Generally vote for shareholder proposals asking for a 2/3 independent board.

D.	Stock Ownership Requirements

Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

E.	Hedging / Pledging of Securities

We support full disclosure of the policies of the company regarding pledging and/or hedging of company stocks by executives and board directors. We will vote FOR shareholder proposals which ask for disclosure of this policy. We will vote Case by Case for directors if it is determined that hedging and /or pledging of securities has occurred.

F.	Term of Office

Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

G.	Board Composition

We support board refreshment, independence, and a diverse skillset for directors. We believe that board composition should contribute to overall corporate strategies and risk management and will evaluate the board’s skills, expertise, and qualifications. We generally will vote case-by-case on shareholder proposals which seek to force the board to add specific expertise or to change the composition of the board.

H.	Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the relevant duty of care.

Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

Vote for proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company’s best interests, and (2) the director’s legal expenses would be covered.

I.	Board Size

Vote for proposals to limit the size of the board to 15 members.

J.	Majority Vote Standard

We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

66

Corporate Governance Policy & Voting Guidelines

7.	Miscellaneous Governance Provisions
A.	Independent Nominating Committee

Vote for the creation of an independent nominating committee.

B.	Confidential Voting

Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

C.	Equal Access

Vote for shareholder proposals that would give significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

D.	Bundled Proposals

Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

E.	Charitable Contributions

Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

F.	Date/Location of Meeting

Vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

G.	Include Nonmanagement Employees on Board

Vote against shareholder proposals to include nonmanagement employees on the board. Constituency representation on the board is not supported, rather decisions are based on director qualifications.

H.	Adjourn Meeting if Votes are Insufficient

Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

I.	Other Business

Vote for proposals allowing shareholders to bring up “other matters” at shareholder meetings.

J.	Disclosure of Shareholder Proponents

Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

67

Corporate Governance Policy & Voting Guidelines

K.	Exclusive Venue

Generally, vote for management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes, if the company is a Delaware corporation; otherwise, vote on a case-by-case basis on management proposals which seek shareholder approval to make the state of incorporation, or another state, the exclusive forum for disputes.

8.	Capital Structure
A.	Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

B.	Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance as measured by total shareholder returns.

C.	Reverse Stock Splits

Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company’s industry and performance in terms of shareholder returns.

Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

D.	Blank Check Preferred Authorization

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote for proposals to create “blank check” preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance as measured by total shareholder returns.

E.	Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

68

Corporate Governance Policy & Voting Guidelines

F.	Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

G.	Restructurings/Recapitalizations

Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan or if the company is in danger of being delisted on a case-by-case basis. Consider the following issues:

Dilution—How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

Change in Control—Will the transaction result in a change in control of the company?

Bankruptcy—Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H.	Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

I.	Targeted Share Placements

These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placemen by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9.	Executive and Director Compensation
A.	Stock-based Incentive Plans

Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices.

In addition, we will assess the structure of the equity plan taking into consideration certain plan features as well as grant practices. This will include whether dividends are paid or accrued to the unvested equity awards. Once the cost of the plan is estimated and other features are taken into consideration, the plan will be reviewed to determine if it is in the best interest of the shareholders. Problematic pay practices will have a bearing on whether we support the plan. We will consider the pay practices of other companies in the relevant industry and peer companies in this analysis.

69

Corporate Governance Policy & Voting Guidelines

Review case-by-case stock based plans for companies which rely heavily upon stock for incentive compensation, taking into consideration the factors mentioned above. These companies include high growth and financial services companies where the plan cost as measured by shareholder value transfer (SVT) appears to be high.

For companies in the Russell 3000 we will generally vote against a plan and/or withhold from members of the compensation committee, when there is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.

B.	Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

C.	Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

D.	Say on Pay – Advisory Vote

Generally, review on a case-by-case basis executive pay and practices as well as certain aspects of outside director compensation.

Where the company’s Say on Pay proposal received 60% or less support on its previous Say on Pay proposal, WITHHOLD votes for the compensation committee and or vote against the current Say on Pay proposal unless the company has demonstrated active engagement with shareholders to address the issue as well as the specific actions taken to address the low level of support.

In the case of externally-managed REITs, generally vote against the advisory vote as there is a lack of transparency in both compensation structure and payout.

Say on Pay - Frequency

JPMAM will review compensation versus long/term performance on an annual basis.

E.	Golden and Tin Parachutes

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

Change-in-control payments should only be made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure (“double-triggered”). Change-in-control provisions should exclude excise tax gross-up and eliminate the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario.

70

Corporate Governance Policy & Voting Guidelines

Generally vote case-by-case for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

F.	401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.

G.	Employee Stock Purchase Plans

Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.

Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee’s contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution

H.	Option Expensing

Generally, vote for shareholder proposals to expense fixed-price options.

I.	Option Repricing

In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

J.	Stock Holding Periods

Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

K.	Transferable Stock Options

Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

L.	Recoup Bonuses

Vote case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

M.	Two Tiered Compensation

Vote against proposals to adopt a two tiered compensation structure for board directors.

71

Corporate Governance Policy & Voting Guidelines

10.	Incorporation
A.	Reincorporation Outside of the United States

Review on a case-by-case basis proposals to reincorporate the company outside of the U.S.

B.	Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

C.	Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a case-by-case basis. Review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11.	Mergers and Corporate Restructurings
A.	Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

B.	Nonfinancial Effects of a Merger or Acquisition

Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

C.	Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, “going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

D.	Spin-offs

Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

E.	Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

F.	Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

72

Corporate Governance Policy & Voting Guidelines

G.	Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

H.	Changing Corporate Name

Vote for changing the corporate name.

12.	Social and Environmental Issues

We believe that a company’s environmental policies may have a long-term impact on the company’s financial performance. We believe that good corporate governance policies should consider the impact of company operations on the environment and the cost of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. Furthermore, we believe that corporate shareholders have a legitimate need for information to enable them to evaluate the potential risks and opportunities that climate change and other environmental matters pose to the company’s operations, sales and capital investments. We acknowledge that many companies disclose their practices relating to social and environmental issues and that disclosure is improving over time. We generally encourage a level of reporting that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance.

With regard to social issues, among other factors, we consider the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.

In evaluating how to vote environmental proposals, considerations may include but are not limited to the following—

Issuer Considerations

•	Asset profile of the company, including whether it is exposed to potentially declining demand for the company’s products or services due to environmental considerations
•	capital deployment of the company
•	cost structure of the company, including its position on the cost curve, expected impact of future carbon tax and exposure to high fixed operating costs
•	corporate behavior of the company, including whether senior management is incentivized for long-term returns
•	demonstrated capabilities of the company, its strategic planning process, and past performance
•	current level of disclosure of the company and consistency of disclosure across its industry
•	whether the company incorporates environmental or social issues in a risk assessment or risk reporting framework
73

Corporate Governance Policy & Voting Guidelines

Proposal Considerations

•	would adoption of the proposal inform and educate shareholders and have companies that adopted proposal provided insightful and meaningful information that would allow shareholders to evaluate the long-term risks and performance of the company
•	does the proposal require disclosure that is already addressed by existing and proposed mandated regulatory requirements or formal guidance at the local, state, or national level or the company’s existing disclosure practices
•	does the proposal create the potential for unintended consequences such as a competitive disadvantage.

In general, we support management disclosure practices that are overall consistent with the goals and objective expressed above. Proposals with respect to companies that have been involved in controversies, fines or litigation are expected to be subject to heightened review and consideration.

A.	Military Business

Vote case-by-case on defense issue proposals.

Vote case-by-case on disclosure reports that seek additional information on military-related operations.

B.	International Labor Organization Code of Conduct

Vote case-by-case on proposals to endorse international labor organization code of conducts.

Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

C.	Promote Human Rights

Vote case-by-case on proposals to promote human rights.

Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

D.	Equal Employment Opportunity and Discrimination

Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

E.	Animal Rights

Vote case-by-case on proposals that deal with animal rights.

F.	Product Integrity and Marketing

Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

74

Corporate Governance Policy & Voting Guidelines

Vote case-by-case on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.

Vote case-by-case on proposals requesting the company to report on its policies, initiatives/procedures, oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain.

G.	Human Resources Issues

Vote case-by-case on proposals regarding human resources issues.

Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

H.	Link Executive Pay with Social and/or Environmental Criteria

Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

Vote case-by-case on disclosure reports that seek additional information regarding this issue.

I.	High Risk Markets

Vote case-by-case on requests for the company to review and report on the financial and reputation risks associated with operations in “high risk” markets, such as a terrorism-sponsoring state or otherwise.

J.	Political Contribution

Generally vote against proposals asking the company to affirm political non-partisanship in the workplace.

Vote against proposals to publish the company’s political contributions taking into consideration recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending.

13.	Foreign Proxies

Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committees located in London, Tokyo, and Hong Kong. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department.

14.	Pre-Solicitation Contact

From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

What is material non-public information?

The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:

75

Corporate Governance Policy & Voting Guidelines

•	a pending acquisition or sale of a substantial business;
•	financial results that are better or worse than recent trends would lead one to expect;
•	major management changes;
•	an increase or decrease in dividends;
•	calls or redemptions or other purchases of its securities by the company;
•	a stock split, dividend or other recapitalization; or
•	financial projections prepared by the Company or the Company's representatives.

What is pre-solicitation contact?

Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?” to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"

Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

76

Corporate Governance Policy & Voting Guidelines

B.	Europe, Middle East, Africa, Central America and South America
77

Corporate Governance Policy & Voting Guidelines

I. POLICY	30
II. VOTING GUIDELINES	33
1. REPORTS & ACCOUNTS	33
2. DIVIDENDS	33
3. BOARD OF DIRECTORS	34
4. COMPENSATION	37
5. AUDITORS	39
6. ISSUE OF CAPITAL	40
7. MERGERS / ACQUISITIONS	40
8. RELATED-PARTY TRANSACTIONS	41
9. VOTING RIGHTS	41
10. OTHERS	41
III. STEWARDSHIP AND ENGAGEMENT	44
IV. SOCIAL AND ENVIRONMENTAL	50
2. CLIMATE CHANGE AND CARBON DISCLOSURE	51
3. PRI	51
4. PARTNERSHIPS AND AFFILIATIONS	52
78

Corporate Governance Policy & Voting Guidelines

I.	POLICY

Corporate Governance addresses the agency problems that are induced by the separation of ownership and control in the modern corporation. J.P. Morgan Asset Management (‘JPMAM’) is committed to delivering superior investment performance to its clients worldwide. We believe that one of the drivers of investment performance is an assessment of the corporate governance principles and practices of the companies in which we invest our clients’ assets and we expect those companies to demonstrate high standards of governance in the management of their business at all times.

We have set out herein the principles which provide the framework for our corporate governance and proxy voting activity. Although these apply primarily to the UK and Europe and therefore principally concern accounts managed from the London office, our colleagues in New York, Tokyo and Hong Kong have similar guidelines, consistent with law and best practice in these different locations. Full details are available on request.

Our UK Guidelines are based on the revised UK Corporate Governance Code. Any company complying with its provisions can usually expect JPMAM to support its corporate governance policies. JPMAM works closely with the UK Financial Reporting Council (FRC) and the Investment Association (IA), and we abide by these organisations’ corporate governance principles and also take their guidance into account when implementing our policy. If a company chooses to deviate from the provisions of the Code, we will give the explanations due consideration and take them into account as appropriate, based on our overall assessment of the standards of corporate governance evidenced at the company.

For Continental European markets, we expect companies to comply with local Corporate Governance Codes, where they exist. We fully recognise that, in certain European markets, there are areas where local law or practice prescribe differing structures or processes to those found in the UK, which must be taken into account. In markets where a comparable standard does not exist, we will use our own Guidelines as the primary basis for our voting and corporate governance activity, whilst taking local market practice into consideration where applicable. JPMAM also is a member of the European Funds and Asset Management Association (EFAMA), the International Corporate Governance Network (ICGN) and the Asian Corporate Governance Association (ACGA) and will take their guidance into account where appropriate.

In our view, our Guidelines meet with the requirements of the US Department of Labor recommendations as they apply to ERISA and US Mutual Funds.

Voting

JPMAM manages the voting rights of the shares entrusted to it as it would manage any other asset (although it should be noted that not all of our clients delegate voting authority to us. Some do not authorise us to vote, or delegate voting to a third party). It is the policy of JPMAM to vote shares held in its clients’ portfolios in a prudent and diligent manner, based exclusively on our reasonable judgement of what will best serve the financial interests of the beneficial owners of the security. So far as is practicable we will vote at all of the meetings called by companies in which we are invested.

It should be noted that JPMAM treats every proxy on a case-by-case basis, voting for or against each resolution, or actively withholding our vote as appropriate. Our primary concern at all times is the best economic interests of our clients. These Guidelines are therefore an indication only of JPMAM’s normal voting policy. The investment analyst or portfolio manager always has discretion to override the policy should individual circumstances dictate.

79

Corporate Governance Policy & Voting Guidelines

Certain markets require that shares being tendered for voting purposes are temporarily immobilised from trading until after the shareholder meeting has taken place. Other markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, empowered with Power of Attorney documentation which can represent considerable cost to clients. Elsewhere, notably Emerging Markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote, or there may be specific financial risks where, for example, voting can preclude participating in certain types of corporate action. In these instances, it may sometimes be in our clients’ best interests to intentionally refrain from voting in certain overseas markets from time to time.

As our Guidelines are primarily targeted at companies listed on main stock exchanges, it is sometimes difficult for smaller companies to apply the same corporate governance rules and we will look at any issues for such companies on a case-by-case basis. We would, however, encourage them to apply the highest possible standards of governance.

Proxy Committee

Responsibility for the formulation of voting policy in each region rests with the Proxy Committee, whose role is to review JPMAM’s corporate governance policy and practice in respect of investee companies and to provide a focal point for corporate governance issues. Each Committee is composed of senior analysts, portfolio managers, governance professionals, and can call upon members of legal and compliance, or other specialists, as appropriate. Committees meet at least quarterly, or more frequently as circumstances dictate. Each regional Committee reports, in turn, to a Global Proxy Committee, chaired by the Global Head of Equity, which has overall responsibility for our approach to governance issues worldwide, and for ensuring that regional policies comply with the firm’s global governance principles.

Stewardship and Engagement

As long-term owners, we regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important. For UK and European companies in particular, corporate governance specialists routinely attend scheduled one-to-one meetings alongside analysts and portfolio managers, as well as convene dedicated meetings as required in order to debate areas of concern. Full details of our Stewardship and Engagement Policy are contained in Part III of this document.

JPMAM was a founding signatory to the UK Stewardship Code and we believe that our existing stewardship policies meet or exceed the standard required under the Code. Our full statement of compliance is available to view or download on our website.

Sustainability

JPMAM believes that non-financial issues, such as social, environmental and sustainability issues can have an economic impact on our clients’ investments. We expect the companies in which we invest to behave in a manner consistent with these wider obligations. Full details are contained in Part IV of this document.

Conflicts of Interest

Typical conflicts include where JPMC or its Affiliates are involved in a transaction at an investee company, or provide banking or other services, or where JPM personnel sit on other company boards.

In order to maintain the integrity and independence of JPMAM’s proxy voting decisions, JPMorgan Chase (including JPMAM) has established formal barriers designed to restrict the flow of information between JPMC's securities, lending, investment banking and other divisions to JPMAM investment professionals. The policy is available to download from our website.

80

Corporate Governance Policy & Voting Guidelines

A conflict is deemed to exist when voting in relation to JPMorgan Chase & Co, or for JPMorgan Funds, or when JPMAM has knowledge that a JPMorgan affiliate is an advisor or has rendered a fairness opinion with respect to the matter being voted upon. When such conflicts are identified, JPMAM will call upon an independent third-party to make the voting decision, either in accordance with JPMAM voting guidelines or by the third party using its own guidelines, or when a JPMorgan affiliate receives a voting recommendation from a third party, as guided by Compliance. In certain circumstances, we may elect not to vote. A record of all such decisions is available to clients on request.

Stocklending

Stock which is lent cannot normally be voted, as the right to vote is effectively lent with the shares. For routine voting, JPMAM views the revenue from lending activities to be of more value to the client than the ability to vote. However, we reserve the right to recall stock on loan in exceptional circumstances, in order to protect our clients’ interests in the event of a particularly important or close vote, or if we feel lent stock risks being used in a manner which may impede ongoing engagement activity.

Finally, it should be pointed out that this document is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager, or the J.P. Morgan Corporate Governance Team.

J.P. Morgan Asset Management

London Proxy Committee

January 2019

81

Corporate Governance Policy & Voting Guidelines

II.	VOTING GUIDELINES
1.	REPORTS & ACCOUNTS

Annual Report

Reports and accounts should be both detailed and transparent and should be submitted to shareholders for approval. They should meet accepted reporting standards, such as those prescribed by of the International Accounting Standards Board (IASB) and should meet with the spirit as well as the letter of those reporting standards. We agree with the UK Corporate Governance Code, that the company’s annual report and accounts, when taken as a whole, should be fair, balanced and understandable, a primary outcome of which is for the narrative sections of the annual report to reflect more accurately the company’s position, performance and prospects

The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist, together with detailed explanations regarding any area of non-compliance.

Legal disclosure varies from market to market. If, in our opinion, a company’s standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

Remuneration Report

The remuneration policy as it relates to senior management should ideally be presented to shareholders as a separate voting item. We would expect the report to contain full details of all aspects of individual director’s emoluments. We will endeavour to engage with the company or seek an explanation regarding any areas of remuneration which fall outside our guidelines and we will abstain or vote against the remuneration report and, if appropriate, members of the Remuneration Committee, if we feel that explanation is insufficient. Any material changes to compensation arrangements should be put to shareholders for approval.

We encourage companies to provide information on the ratio of CEO pay to median employee pay, and explain the reasons for changes to the ratio year on year and how it is consistent with the company’s wider policies on employee pay, reward and progression. Companies should also have regard to gender pay gaps (if any) and indicate to shareholders how the issue is to be addressed.

Several markets worldwide now have a binding vote on remuneration policy. In our view, remuneration policies should stand the test of time, and should not need amendment on an annual or biennial basis. We would therefore expect votes on remuneration policies to occur normally every third year, the maximum allowed under the regulations, and will regard it as concerning where companies feel the need to bring proposed changes to shareholders more frequently than this. Similarly, reporting under the new regulations should not necessarily lead to an increase in the volume of data provided. Investors expect clear and concise reports that are effective at communicating how executive pay is linked to delivery of the company’s strategy in the long-term.
see Compensation

2.	DIVIDENDS

Proposals for the payment of dividends should be presented to shareholders for approval and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we deem the payout ratio to be too low, or if the earnings and cash cover are inadequate and payment of the proposed dividend would prejudice the solvency or future prospects of the company.

82

Corporate Governance Policy & Voting Guidelines

3.	BOARD OF DIRECTORS

Board Structure

Companies should be controlled by an effective board, with an appropriate balance of executive and non-executive directors, such that no single stakeholder or group of stakeholders has a disproportionate or undue level of influence. JPMAM is generally in favour of unitary boards of the type found in the UK, as opposed to tiered board structures. We find that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for re-election on a regular basis.

In our view, the board has a vital role to play in shaping and embedding a healthy corporate culture. The values and standards of behaviour set by the board are an important influence on culture within the organisation and we believe there are strong links between governance and establishing a culture that supports long-term success. In our view, there is a role for the board in establishing and promoting the culture, values and ethics of the company and in setting the ‘tone from the top’. We agree with the UK Financial Reporting Council (FRC), that a company’s culture should promote integrity and openness, value diversity and be responsive to the views of shareholders and wider stakeholders.

Board Independence

JPMAM believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board’s decisions.

We agree with the ICGN, that the majority of a board should be independent, especially if the company has a joint Chairman / CEO. JPMAM will use its voting powers to encourage appropriate levels of board independence, whilst taking into account local market practice

In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings. Boards should also create and maintain a formal succession plan, to ensure orderly refreshment of the board, and minimise over-dependence on any certain individual.

Chairman

Boards should be headed by an effective Chairman, who is independent on appointment, and who meets the same ongoing independence criteria, including tenure, as other non-executive directors. There should be a clear division of responsibilities at the head of a company, such that no one individual has unfettered powers of decision. JPMAM believes that the roles of Chairman and Chief Executive Officer should normally be separate and will generally vote against combined posts.

Board Size

Board size should be appropriate to the size and complexity of the company. JPMAM will exercise its voting powers in favour of reducing excessively-large boards wherever possible. Boards with more than 15 directors are usually deemed excessively large, whereas less than 5 directors may be too small to provide sufficient levels of independence for key committees.

83

Corporate Governance Policy & Voting Guidelines

Board Diversity

JPMAM is committed to supporting inclusive organisations where everyone can succeed on merit, regardless of gender, sexual orientation, disability or ethnic and religious background. Recruiting individuals with unique skills, experiences and diverse backgrounds is a fundamental part of strengthening a business, and is an important consideration when searching for new board members. Although we do not endorse quotas, we expect boards to have a strategy to improve female representation in particular. To this end, we generally support the target of one-third of board positions being held by women, as recommended by the UK Government’s Women on Boards Report, the Davies Review and the Hampton-Alexander Review. We will utilise our voting power to bring about change where companies are lagging, as well as engage with Nominations Committees where appropriate. We also expect companies to consider diversity in its widest sense, both at board level and throughout the business.

Board Committees

Boards should delegate key oversight functions, such as responsibility for Audit, Nominations and Remuneration issues, to independent committees. The Chairman and members of any committee should be clearly identified in the annual report. Any committee should have the authority to engage independent advisers where appropriate at the company’s expense.

Audit Committees should consist solely of non-executive directors, who are independent of management. The Committee should include at least one person with appropriate financial qualifications but they should all undergo appropriate training that provides and maintains a reasonable degree of financial literacy. Formal arrangements should be in place for the committee to hold regular meetings with external auditors, without executive or staff presence and they should have an explicit right of unrestricted access to company documents and information.

Nomination Committees should be majority-independent and have an independent chair. The responsibilities of the Committee should include assessing the skills, diversity and competencies of directors, to ensure that the board has an appropriate range of expertise. The Committee should also manage the process for formally evaluating the performance of the board, its committees and directors, and reporting on this process to shareholders in the Annual Report, as well as maintaining formal and transparent arrangements for succession planning for the board and senior executives.

Remuneration Committees should be majority-independent and have an independent chair. The responsibilities of the Committee should include reviewing and recommending policies relating to remuneration, retention and termination of senior executives, ensuring that, through these policies, executives are properly motivated to drive the long term success of the company, and that incentives are appropriately aligned, and overseeing the remuneration framework for non-executive directors. The Remuneration Committee should be ready to engage with and where necessary, receive feedback from, relevant stakeholders including large institutional shareholders and the wider workforce.
See Remuneration Report

Boards of banks, or other large or complex companies, should establish a Risk Committee to provide independent oversight and advice to the board on the current risk exposures of the entity and future risk strategy, in order to manage these issues effectively within their business. These bodies should give a summary of their activities in the Annual Report.

84

Corporate Governance Policy & Voting Guidelines

Director Independence

We agree with the ICGN that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict and has not been employed in an executive capacity by the company for at least the previous ten years.

A non-executive director who has served more than three terms (or ten years) in the same capacity can no longer normally be deemed to be independent. Directors staying on beyond this duration would require the fullest explanation to shareholders, and we would expect such directors to offer themselves for re-election annually.

In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets’ differing attitudes to director independence.

Director’s Liability

In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding and may not release the board from its legal responsibility.

JPMAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

Companies may arrange Directors and Officers (‘D&O’) liability insurance to indemnify executives in certain circumstances, such as class action lawsuits and other litigation. JPMAM generally supports such proposals, although we do not approve of arrangements where directors are given 100% indemnification, as this could absolve them of responsibility for their actions and encourage them to act recklessly. Such arrangements should not extend to third parties, such as auditors.

Multiple Directorships

Non-executive directors should have sufficient time to meet their board responsibilities. In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than three significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

We agree with the UK Corporate Governance Code that no single individual should chair more than one major listed company.

Investment Trust and Fund Directors

In the UK, the Boards of investment trust companies are unusual in being normally comprised solely of non-executive directors. JPMAM generally prefers that the majority of such boards (including the Chairman) are independent of the management company. We believe this to be appropriate and expect investment trust boards to comply with the Association of Investment Companies (AIC) Code of Corporate Governance.

We note that the AIC Code does not make explicit recommendations on board tenure. We take this into account when assessing director independence, although we agree with the AIC that investment trust companies should have a formal policy on tenure and that any director serving beyond three terms should offer themselves for re-election annually. We also believe that at least half of the board of an investment trust company (including the Chairman) should be non-executive directors having served for less than nine years, in order to ensure that the board does not become ossified with a large number of long-serving directors.

85

Corporate Governance Policy & Voting Guidelines

SICAV and other fund board directors should comply with the ALFI Code of Conduct, or equivalent codes where they exist.

4.	COMPENSATION

Directors’ Contracts

JPMAM believes that directors’ contracts should be of one year’s duration or less, and payments on termination should not exceed one year’s fixed compensation. This is accepted market best practice in the UK as well as other major European markets.

Special provisions whereby additional payment becomes due in the event of a change of control are an inappropriate use of shareholder funds and should be discouraged. Market practice regarding the length of director’s service contracts varies enormously: JPMAM is cognisant that it would be inappropriate to enforce UK standards in some other markets. To this end, JPMAM will take into account local market practice when making judgements in this area. Company Chairmen should not normally have executive-style contractual arrangements with the company which include severance terms.

Executive Director’s Remuneration

Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration. Policy in this area cannot easily be prescribed by any code or formula to cater for all circumstances and must depend on responsible and well-informed judgement on the part of remuneration committees. Any remuneration policy should be transparent, simple to understand and fully disclosed to shareholders in a separate Remuneration Report within the Annual Report. Compensation should contain both a fixed element, set by reference to the external market but always cognisant of pay within a company’s general workforce, and a variable element, which fully aligns the executive with shareholders and where superior awards can only be achieved by attaining superior performance.

Due consideration should also be given to the effective management of risk within the business. This should be reflected in remuneration arrangements, in order to incentivise appropriate behaviours and, more importantly, discourage excessive risk taking, which may be detrimental to shareholders. Compensation arrangements should provide alignment between managers and shareholders across the cycle, and due consideration should be given to devices such as clawback or bonus/malus arrangements in order to avoid payment for failure.

JPMAM will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the board and the company management. However, the remuneration of executive directors should be determined by independent remuneration committees and fully disclosed to shareholders. Any stock option plans or long-term incentive plans should meet our guidelines for such plans set forth herein.

We believe firmly that directors should be encouraged to hold meaningful amounts of company stock, equivalent to at least two year’s salary, which should be maintained for the duration of employment.

Transaction bonuses, one-off retention awards, or other retrospective ex-gratia payments, should not be made. Similarly, recruitment awards for incoming executives should be limited to the value of awards forgone, and be granted on equivalent terms.

86

Corporate Governance Policy & Voting Guidelines

Non-Executive Director’s Remuneration

JPMAM believes that non-executive directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should never be attached. Non-executive directors should not be awarded share options or performance based share awards.

Fixed Compensation

Executives are entitled to a basic salary set by reference to the external market and in particular benchmarked against the company’s immediate peers. Acknowledging that salary often forms the basis for variable compensation, we believe annual increases in salary should be limited and generally in line with the wider workforce of the company. Substantial increases in salary should be fully justified to shareholders. We do not approve of large increases in fixed salary as a retention mechanism.

Variable Compensation

We generally prefer any variable compensation arrangement to have a short-term and long-term component. Annual bonuses are now a common feature of compensation packages. We prefer that bonuses be capped at a multiple of salary benchmarked against a company’s sector. In industries that operate an overall bonus pool we at least expect a cap on the overall potential pool. Whilst we recognise that annual bonus targets are often, though not always, commercially sensitive, we expect a high degree of disclosure on performance metrics (pre-award) and performance against those metrics (post-award). Payment of bonus for executives should take the form of cash and shares deferred for a defined period of time. Bonus malus and/or clawback are also expected features of any bonus scheme.

For the long-term component, share-based Long-Term Incentive Plans (LTIPs) and Share Option Schemes (SOSs) should be designed to give directors incentive to perform at the highest levels, and grants under such schemes should be subject to appropriate performance criteria which are challenging and which reflect the company’s long-term strategy and objectives over an appropriate period (at least three years, and preferably five years or more) There should be no award for below-median performance, and awards for at-median performance should be modest. Beneficiaries should be encouraged to retain any resultant shares for a suitable time, and should not benefit from free-matching shares for no other reason than a decision to defer compensation already earned. Restricted Share Awards (RSAs), which substitute traditional performance criteria in exchange for long-term ownership of company stock, may be appropriate for some companies. Any move to RSAs should be fully justified by the remuneration committee. We will also wish to satisfy our selves that the company has demonstrated historically appropriate levels of remuneration and has established a relationship of trust with shareholders. If moving from traditional long-term incentives to restricted shares, the remuneration committee should consider the appropriate level of discount to award levels, to reflect the certainty of restricted shares. Restricted shares should, in our view, be retained for a period of time after retirement or departure from the company, in order to incentivise executives to ensure an orderly transition.

We will generally vote against the re-setting of performance conditions on existing awards, the cancellation and re-issue, re-testing or re-pricing of underwater awards, the backdating of awards or discounted awards.

All incentive plans should be clearly explained and fully disclosed to both shareholders and participants and put to shareholders for approval. Furthermore, each director’s awards, awarded or vested, should be detailed, including term, performance conditions, exercise prices (if any), and the market price of the shares at the date of exercise. They should also take into account appropriate levels of dilution. Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

87

Corporate Governance Policy & Voting Guidelines

In all markets JPMAM will vote in favour of well-structured schemes with keen incentives and clear and specific performance criteria, which are challenging in nature and fully disclosed to shareholders in advance. We also favour simplicity both in the number of variable incentive schemes and in their structure. We will vote against payments which are excessive, or performance criteria which are undemanding, or where there is excessive discretion exercised by remuneration committees. We will also oppose incentive arrangements which are not subject to formal caps, or appropriate tapering arrangements. We would expect remuneration committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the recipients.

Pensions

JPMAM believes that executive pension arrangements should mirror those of the wider workforce particularly with regard to contribution levels. JPMAM believes it is inappropriate for executives to participate in pension arrangements which are materially different to those of employees (such as continuing to participate in a final salary arrangement, when employees have been transferred to a defined contribution scheme). One-off payments into individual director’s pension schemes, changes to pension entitlements and waivers concerning early retirement provisions must be fully disclosed and justified to shareholders.

5.	AUDITORS

Auditor Independence

Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JPMAM will vote against the appointment or re-appointment of auditors who are not perceived as being independent, or where there has been an audit failure. The length of time both the audit company and the audit partner have served in their capacity with a given company may be a factor in determining independence.

Auditor Rotation

In order to safeguard the independence of the audit, companies should rotate their auditor over time. We agree with the provisions of the UK Competition Commission, that companies should put their external audit contract out to competitive tender at least every ten years.

Auditor Remuneration

Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company’s total expenditure on consultancy. A mechanism should be in place to ensure that consultancy work is put out to competitive tender.

88

Corporate Governance Policy & Voting Guidelines

We would oppose non-audit fees consistently exceeding audit fees, where no explanation was given to shareholders. Audit fees should never be excessive.

Auditor Indemnification

JPMAM is opposed to the use of shareholders’ funds to indemnify auditors.
see Audit Committee

6.	ISSUE OF CAPITAL

Issue of Equity

In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Any new issue of equity should take into account appropriate levels of dilution.

JPMAM believes strongly that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis. Pre-emption rights are a fundamental right of ownership and we will vote against ‘cash box’ structures or other attempts to suspend, bypass or eliminate pre-emption rights, unless they are for purely technical reasons (e.g. rights offers which may not be legally offered to shareholders in certain jurisdictions). We prefer that these issuances are sought annually, and generally do not support multi-year capital issuances, or shares which are issued at a preferential discount to third parties as part of a related-party transaction.

JPMAM will vote against increases in capital which would allow the company to adopt ‘poison pill’ takeover defence tactics, or where the increase in authorised capital would dilute shareholder value in the long-term.

Issue of Debt

JPMAM will vote in favour of proposals which will enhance a company’s long-term prospects. We will vote against any uncapped or poorly-defined increase in bank borrowing powers or borrowing limits, as well as issuances which would result in the company reaching an unacceptable level of financial leverage, where there is a material reduction in shareholder value, or where such borrowing is expressly intended as part of a takeover defence.

Share Repurchase Programmes

JPMAM will vote in favour of share repurchase or buy-back programmes where the repurchase would be in the best interests of shareholders and where the company is not thought to be able to use the cash in a more useful way. We will vote against abusive schemes, or where shares are repurchased at an inappropriate point in the cycle, or when shareholders’ interests could be better served by deployment of the cash for alternative uses.

7.	MERGERS / ACQUISITIONS

Mergers and acquisitions are always referred to individual portfolio managers and/or investment analysts for a case-by-case decision, based exclusively on the best economic interests of our clients. In exceptional circumstances, we will split our vote and vote differently for individual clients depending on the respective desired investment outcomes of our portfolio managers. JPMAM may occasionally split its vote between different client constituents for technical reasons, such as cross-border mergers where certain groups of clients may not be able to hold the resultant stock, or to reflect differing portfolio strategies and/or investment outcomes.

89

Corporate Governance Policy & Voting Guidelines

As a general rule, JPMAM will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value through other means and where all shareholders receive fair and equal treatment under the merger/acquisition terms.

8.	RELATED-PARTY TRANSACTIONS

Related party transactions (RPTs) are common in a number of jurisdictions. These are transactions between a company and its related parties, and generally come in two forms: one-off transactions, typically asset purchases or disposals, and; recurring transactions occurring during the ordinary course of business, usually in the form of the ongoing sale and purchase of goods and services.

According to the materiality and nature of the transaction, the RPT may need to be disclosed and submitted to a shareholder meeting for approval. Any shareholder who has a material interest in the transaction should abstain from voting on the resolution. If a RPT requires shareholder approval, the company should establish a board committee comprising solely of independent directors, and appoint an independent advisor to prepare a recommendation to minority shareholders.

We will assess one-off transactions on a case by case basis. Where we are convinced by the strategic rationale and the fairness of the transaction terms, we will vote in favour. At the same time, we would expect the independent directors to disclose how they have made their recommendation to minority shareholders, so that shareholders can make an informed decision on this transaction.

For recurring transactions, we would expect that details are disclosed in the Annual Report, and that they be subject to shareholders’ approval on a periodic basis. We would expect all such transactions to have been conducted on an arms-length basis, on normal commercial terms.

9.	VOTING RIGHTS

JPMAM believes in the fundamental principle of ‘one share, one vote’. Accordingly, we will vote to phase out dual voting rights or classes of share which either confer special voting rights to certain stakeholders, or restricted voting rights and we will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as voting right limits or cumulative voting; directors should represent all shareholders equally and voting power should accrue in direct proportion to the shareholder’s equity capital commitment to the company.

Minority shareholders should be protected from abusive actions by, or in the interests of, controlling shareholders, acting either directly or indirectly, and should have effective means of redress. Shareholders should also have the right to formally approve material related-party transactions at Annual General Meetings.

While certain fundamental changes to a company’s business, Articles of Association, or share capital should require a supermajority vote, voting on routine business should require a simple majority only (51%). We will generally oppose amendments to require inappropriate supermajority votes, or supermajority requirements which are being introduced as a tool to entrench management.

10.	OTHERS

Poison Pills

Poison pills, or shareholder rights plans, are devices designed to defend against hostile takeover. Typically, they give shareholders of a target company or a friendly third party, the right to purchase shares at a substantial discount to market value, or shares with special conversion rights in the event of a pre-defined ‘triggering event’ occurring (such as an outsider’s acquisition of a certain percentage of stock). Corporations may or may not be able to adopt poison pills without shareholder approval, depending on the market.

90

Corporate Governance Policy & Voting Guidelines

JPMAM is fundamentally opposed to any artificial barrier to the efficient functioning of markets. The market for corporate control should, ultimately, be for shareholders, not managers, to decide. We find no clear evidence that poison pills enhance shareholder value. Rather, they are used as tools to entrench management.

JPMAM will generally vote against anti-takeover devices and support proposals aimed at revoking existing plans. Where anti-takeover devices exist, they should be fully disclosed to shareholders and shareholders should be given the opportunity to review them periodically.

Composite Resolutions

Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or ‘bundled’ resolutions, depending on the context and local market practice.

Any amendments to Articles of Association should be presented to shareholders in such a way that they can be voted on independently. Shareholders should similarly be able to vote on the election of directors individually, rather than in bundled slates.

AOB

We will generally vote against ‘any other business’ resolutions where we cannot determine the exact nature of the business to be voted on.

Social / Environmental Issues

Companies should conduct their business in a manner which recognises their responsibilities to employees and other stakeholders, as well as broader society and the environment. Full details of our sustainability policy are available in Part IV of this document.

JPMAM reviews shareholder proposals concerning social and environmental issues. In normal circumstances, the consideration of social issues in investment decisions is the duty of directors; nevertheless from time to time, a company’s response to the circumstances of a particular social or environmental issue may have economic consequences, either directly or indirectly. In these cases, the economic effects are considered as primary when determining our vote.

Where management is proposing changes with a social, environmental or ethical dimension, these proposals should be in line with JPMAM’s Social and Environmental policy.
see Social and Environmental

Charitable Issues

Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

Political Issues

JPMAM does not support the use of shareholder funds for political donations.

91

Corporate Governance Policy & Voting Guidelines

J.P. Morgan Asset Management

London Proxy Committee

January 2019

92

Corporate Governance Policy & Voting Guidelines

III.	STEWARDSHIP AND ENGAGEMENT

J.P. Morgan Asset Management (‘JPMAM’) recognises its wider stewardship responsibilities to its clients as a major asset owner. To this end, we support the revised FRC Stewardship Code and the EFAMA Stewardship Code, which set out the responsibilities of institutional shareholders in respect of investee companies. JPMAM endorses these Codes for its UK and European investments, and supports the Principles as best practice elsewhere. We believe that regular engagement with the companies in which we invest is central to our investment process and we also recognise the importance of being an ‘active’ owner on behalf of our clients. Our approach to the seven Principles of the FRC Code and how we apply them are set out below.

Institutional investors should:

1.	Publicly disclose their policy on how they will discharge their stewardship responsibilities.

JPMAM’s primary activity in the investment chain is as an asset manager for both institutional and retail clients. Although we manage our equity portfolios using a number of different investment processes, we are predominantly a long-term active investor. Our aim is to produce the best risk-adjusted returns that align with our clients’ objectives.

We take a research-driven approach to sustainable investing. Although the precise methodology is tailored to each investment strategy, we believe Environmental, Social and Governance (‘ESG’) considerations, particularly those related to governance, can play a critical role in long-term investment strategy. As an active investment manager, engagement is an important and ongoing component of our investment process, and we view frequent and direct contact with company management as critically important. When considering investment options, we supplement our proprietary thinking with research from a variety of third-party specialist providers and engage directly with companies on a wide array of ESG issues. Our governance specialists regularly attend scheduled one-on-one company meetings alongside investment analysts to help identify and discuss relevant issues.

JPMAM’s investors and corporate governance specialists undertake four broad areas of activity, with the aim of identifying and mitigating ESG risk in our portfolios:

i)	Analysis of the ESG profiles of the companies in which we invest, in order to identify outliers requiring further engagement;
ii)	Engagement with investee companies, in order to understand issues and promote best practice;
iii)	Informed, investor-led proxy voting;
iv)	Reporting to clients

Engagement with companies takes place on a wide range of issues, including strategy, performance, risk, capital structure, and corporate governance issues including strategy, performance, risk, capital structure, and corporate governance issues including board and oversight structures, skills and diversity, culture and remuneration. JPMAM does not outsource any of its engagement activity. Proxy votes are assessed on a case-by-case basis by governance specialists in conjunction with the analyst or portfolio manager where appropriate.

93

Corporate Governance Policy & Voting Guidelines

Where a company deviates from the UK Corporate Governance Code (or equivalent overseas codes, where they exist), JPMAM will always give due consideration to the explanation where it is given.

Copies of our Corporate Governance Policy are available on request, or to download from our website:-

https://am.jpmorgan.com/uk/institutional/corporate-governance

Although these policies apply primarily to investments in the UK and Europe and therefore principally concern accounts managed from the London office, our offices in New York, Tokyo and Hong Kong have similar guidelines, consistent with local law and best practice in these different jurisdictions. Full details are available on request.

2.	Have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

As part of our broader Safeguard Policy, JPMAM has established formal barriers designed to restrict the flow of information between JPMC’s securities lending, investment banking and other divisions to JPMAM’s investment professionals, as well as in order to maintain the integrity and independence of our proxy voting decisions and engagement activity. We have established physical and electronic information barriers which are designed to prevent the exchange or misuse of material, non-public information obtained by various “insider” businesses of JPMC Group. Employees within an “insider” business unit are prohibited from passing on sensitive information to those in an “outside” business unit who cannot access the information. The overarching principle of JPMAM is that it is considered to be a “public area” that invests and trades in securities based upon publicly available market information and, therefore, if any member of JPMAM anywhere in the world is made an “insider”, this restricts the firm globally and may not be in the interests of its clients. Occasionally, inside information may be received, for instance, as part of a pre-sounding for a forthcoming issue of securities. In these instances, we will apply our wall-crossing procedures. However, the period for which JPMAM is an insider should be as short as possible.

Before the start of any meeting or conversation we well make clear to brokers and issuers that, if they inadvertently make JPMAM “insiders”, it will be detrimental to the ongoing relationship. It is therefore a condition that, where JPMAM is made an insider, the broker (or other person) providing the information should give JPMAM the opportunity to decline before being provided with any such information. Where JPMAM is made “inside”, the individual(s) in receipt of such information must contact Compliance immediately. Transactions in the securities of the issuer are prohibited with immediate effect, as well as recommendations of transactions for clients or own personal accounts, and impacted securities are placed on a “Banned List” where trading activity is systematically restricted globally across the JPMAM group. These restrictions are only lifted either once the transaction has been made public, or when confirmation has been received that the information is no longer relevant.

94

Corporate Governance Policy & Voting Guidelines

Typical conflicts include where a JPMorgan Affiliate, or another member of the JPMC Group may be involved in a transaction, or have a material interest or relationship with, an investee company, or where JPM personnel sit on portfolio company boards, or where we are casting proxy votes in respect of ‘own’ funds, or inhouse investment trusts. In these situations, we will seek guidance from our Compliance Department and/or call upon an independent third party to make the voting decision.

The full policy document relating to conflicts of interest is available to download from our website:

https://am.jpmorgan.com/uk/institutional/frc-stewardship-code

3.	Monitor their investee companies.

JPMAM has over 1,200 investment professionals, including over 200 career analysts, tasked with monitoring and engaging with companies and constructing our clients’ portfolios. They are supported by teams of corporate governance specialists, located in the ‘front office’ in order to better interact with investors regarding governance and stewardship issues. Within equities, this currently comprises three professionals in London, two in New York, and two in Asia. We have also nominated ESG co-ordinators and points of contact within other asset classes, including our fixed income and global real assets divisions. We undertake several thousand company visits and one-to-one meetings each year, as well as several hundred meetings specifically to discuss ESG issues.

In London, the team maintains a proprietary database containing detailed governance models for over 700 Pan-European companies, including all FTSE100 and selected FTSE250 and other companies, which evolve over time as we engage with companies and understand issues.

These models are updated regularly, and notes of engagements with companies are retained in order to form a clear audit trail. The corporate governance team also has full access to our main Research Notes database, and publishes notes and company profiles where appropriate which are available to all of our investment professionals. For analyst-driven investment processes in London, these models are used to generate proprietary ESG rankings and ratings, which are incorporated into analysts’ models and stock rankings.

Where JPMAM deems it appropriate, we will enter into active dialogue with companies, except to the extent that we may risk becoming insiders or coming into receipt of material, non-public information, which may preclude us from dealing in the shares of the company concerned (although appropriate wall-crossing procedures do exist, if deemed in the best interests of our clients).

Where appropriate, JPMAM will attend key AGMs where we have a major holding, although it should be noted that JPMAM votes at nearly 8,000 shareholder meetings a year in 80 markets worldwide and, clearly, this is not practicable except in very exceptional circumstances.

95

Corporate Governance Policy & Voting Guidelines

4.	Establish clear guidelines on when and how they will escalate their stewardship activities.

JPMAM has established clear guidelines on how we escalate our engagement activities in order to protect our clients’ interests. We meet routinely with the senior executives of our investee companies at least annually; in the event that we are not satisfied with either their responsiveness or strategy, we may seek to meet with the chairman or other independent director(s), or express our concerns through the company’s advisers. Where appropriate, we will hold joint engagement meetings with other investors who share our concerns. We may also use our proxy votes in order to try and bring about management change. In extremis, we will consider submitting a shareholder resolution, or requisitioning an EGM in order to bring about change, or to protect our clients’ interests. We also reserve the right to sell out of a stock completely if the company is unresponsive, if we feel that is in the best interests of our clients.

Decisions to escalate will always be made on a case-by-case basis, in conjunction with the analyst and/or portfolio manager, taking into account the materiality of risk in our view, combined with the direction of travel on the issue as a result of our engagement.

Catalysts for further engagement can include escalating concerns over management failure in relation to strategy, or a lack of responsiveness in relation to succession planning or board composition, typically where we feel boards are not sufficiently independent, or do not have the right diversity of skills, background and experience.

Material concerns over executive compensation can also be a trigger for escalation, especially where issues persist over more than a year, or where we have been involved in a pay consultation, and our concerns have been ignored. Other triggering events can include a company being added to an alert list by one of our specialist third-party providers, for example where a company is subject to legal fines or censure, or allegations of bribery and corruption, or where a pollution event, or other environmental issue arises.

5.	Be willing to act collectively with other investors where appropriate.

Subject to applicable laws and regulations in the relevant jurisdictions, JPMAM frequently works with other investors in collective engagement exercises with companies where appropriate (for example under the auspices of the UK Investor Forum and other formal and informal bodies), in order to enhance the effectiveness of our engagement. Circumstances where such collective engagement takes place include board succession planning, remuneration and AGM-related issues, as well as broader strategy issues. The named contact for this purpose is available on the Stewardship page of our website.

6.	Have a clear policy on voting and disclosure of voting activity.

JPMAM manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of JPMAM to vote shares held in its clients’ portfolios in a prudent and diligent manner, based on our reasonable judgment of what will best serve the long-term interests of our clients. So far as is practicable we will vote at all of the meetings called by companies in which we are invested. We treat every proxy on a case-by-case basis, voting for or against each resolution, or actively withholding our vote as appropriate.

96

Corporate Governance Policy & Voting Guidelines

JPMAM votes at nearly 8,000 shareholder meetings each year, in more than 80 markets worldwide. We endeavour to vote in all markets, wherever possible, unless there are certain technical reasons in overseas markets which preclude us from voting, such as share-blocking or power of attorney requirements, or unless there is a conflict of interest, in which case we may be advised not to vote by our Compliance Department. Votes are investor-led and made on a case-by-case basis, and we do not always support the board. The investment analyst or portfolio manager always has discretion to override the policy should individual circumstances dictate.

We have comprehensive proxy voting policies in each region, covering the United States, the UK & Europe, and Asia Pacific & Emerging Markets, consistent with law and best practice in these different locations. As standards of corporate governance vary widely in overseas markets, we have adopted a principles-based, rather than rules-based approach to voting in international markets, based on local corporate governance codes (where they exist) and internationally recognised standards, such as OECD Guidelines and the guidance of the International Corporate Governance Network (ICGN).

Our voting policy as it relates to UK companies is based on the revised UK Corporate Governance Code. Any company complying with its provisions can usually expect JPMAM to support its corporate governance policies. We are also a member of the UK Investment Association (IA), and take their principles and guidance into account when implementing our policy. If a company chooses to deviate from the provisions of the Code, we will give the explanations due consideration and take them into account as appropriate, based on our overall assessment of the standards of corporate governance evidenced at the company.

JPMAM retains the services of the ISS voting agency, although its analyses form only the ‘base case’ voting recommendation and we will frequently take a differing view, based on the results of our engagement activity or our own insights. We also retain the services of MSCI and ISS-Ethix SRI Advisors to assist us with weapons screening and certain social and environmental issues for interested clients.

A decision to vote against can be triggered by a recommendation from our service providers, or concerns from the analyst or portfolio manager, or where a company has been identified as an outlier or lagging its peers, or has been unresponsive in our request to engage. A decision to vote against management or abstain, or to override the recommendations of our voting agent or our proxy voting policy, is always documented, along with a rationale for that decision. Except where a holding is de minimis, we endeavour to inform the company of our decision in advance, in order to give them the opportunity to discuss the issues with us prior to voting.

Overall responsibility for the formulation of voting policy rests with the Proxy Committee, whose role is to review JPMAM’s corporate governance policy and practice in respect of investee companies, and to provide an escalation point for voting and corporate governance issues. The Committee is composed of senior analysts, portfolio managers and corporate governance specialists and can call upon members of legal and compliance, or other specialists, as appropriate. There are equivalent Committees in each region which report, in turn, to a Global Proxy Committee, chaired by our Global Head of Equities.

97

Corporate Governance Policy & Voting Guidelines

JPMAM has disclosed its proxy voting and engagement activity to its clients for many years. We also disclose selected voting highlights and engagement activity, as well as our detailed voting record, publicly on our website. These can be viewed by following the link:-

https://am.jpmorgan.com/uk/institutional/frc-stewardship-code

JPMAM and its clients may participate in stocklending programmes. It is not the policy of JPMAM to recall stock on loan for routine votes, where the revenue from lending activities is deemed to be of more value to the client than the ability to vote. However, we will recall stock on loan in exceptional circumstances, in order to protect our clients’ interests in the event of a particularly important or close vote. It should be noted that some of our clients participate in third-party lending arrangements directly with their custodians, which may be invisible to JPMAM.

7.	Report periodically on their stewardship and voting activities.

JPMAM maintains a clear record of its proxy voting and engagement activity. We also produce detailed quarterly voting and engagement activity reports for our clients, and publish summary information on our public website. These reports provide qualitative as well as quantitative information, including commentary on our activities in relation to proxy voting, engagement, market developments and social and environmental issues.

The proxy voting function is independently verified by our external auditor as part of the ISAE 3402 review, and oversight of our broader engagement process is also verified in accordance with AAF 01/06 as part of the monitoring stipulated by our UK investment trusts.

JPMAM believes that public disclosure of certain ongoing engagement with companies would be prejudicial to that engagement activity and would not be in the best interests of our clients. In these circumstances, we may decide not to disclose that activity publicly, or refrain from reporting until after the event.

The Proxy Committee has agreed to review this approach periodically, in accordance with the Principles. Finally, it should be pointed out that this statement is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager, or the J.P. Morgan Corporate Governance Team.

Our Statement of Compliance with the UK Stewardship Code can be viewed here:

https://am.jpmorgan.com/uk/institutional/frc-stewardship-code

Or follow the link to the FRC website:

https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Stewardship-Code/UK-Stewardship-Code-statements.aspx

98

Corporate Governance Policy & Voting Guidelines

IV.	SOCIAL AND ENVIRONMENTAL

Clients entrust us to manage their portfolios and rely on our deep knowledge of markets, industries and companies. Our investment professionals engage with company management on an ongoing basis to evaluate the drivers of performance, which often include relevant ESG factors. We strive to integrate ESG factors across our investment platforms and increase the transparency around this to our clients. Through our global expertise and industry access, we identify key sustainable investing trends and share best-in-class capabilities from investment approaches to measurement.

JPMAM believes that companies should act in a socially responsible manner. They should conduct their business in a way which recognises their responsibilities to employees and other stakeholders in the long-term, as well as broader society and the environment.

We have adopted a positive engagement approach to social, environmental and sustainability issues. Thus, specific assets or types of assets are not excluded from portfolios explicitly on social, environmental or ethical criteria (unless specifically requested by clients, or required by local legislation). Rather, analysts take such issues into account as part of the mainstream analytical and stock selection process.

Although JPMAM’s priority at all times is the best economic interests of its clients, we recognise that, increasingly, non-financial issues such as social and environmental factors have the potential to impact the share price, as well as the reputation of companies. Specialists within the ESG Team are tasked with assessing how companies deal with and report on social and environmental risks and issues specific to their sectors and/or industry. This analysis is then used to identify outliers within our investee companies which require further engagement. Engagement will either take place at scheduled company one-to-one meetings, or at dedicated meetings with non-executive directors, or Corporate Social Responsibility (‘CSR’) specialists (where they exist), or via the company’s broker. Our engagement activity is reported to clients on a quarterly basis.

Where social or environmental issues are the subject of a proxy vote, JPMAM will consider the issue on a case-by-case basis, keeping in mind the best economic interests of our clients. Increasingly, shareholder proposals are being used by activist groups to target companies as a means of promoting single-issue agendas. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.

In formulating our policy, we have endeavoured not to discriminate against individual companies or sectors purely on the grounds of the particular business sector in which they are involved. Thus a tobacco company or a company in an extractive industry will not be automatically marked down because their sector is perceived as ‘unfriendly’.

We expect major listed companies in particular to have established a CSR Committee or similar body with responsibility for this area. Such a function should have direct access to the board and, ideally, there should be a designated main board director responsible for these issues. We would normally expect companies to publish a separate CSR Report, or to provide a CSR statement within their Annual Report, or on their website.

99

Corporate Governance Policy & Voting Guidelines

Controversial Weapons

The only exception to this approach is where investment in a particular sector or activity is prohibited by clients or by local legislation. Investment in landmines, cluster munitions and depleted uranium armour and ammunition (so-called ‘controversial weapons’) is prohibited in certain European jurisdictions and, as a result, these names are excluded from our fund range. Full details are available on request.

Climate Change and Carbon Disclosure

Scientific research finds that an increasing concentration of greenhouse gases in our atmosphere is warming the planet, posing significant risks to the prosperity and growth of the global economy. In meeting our clients’ needs, we consider a variety of global market risks and investment objectives, including a wide range of environmental risks and impacts they may pose to long-term portfolio returns. We recognize that climate change may create investment risk and opportunity across the various entities in which we invest on behalf of our clients, and companies that fail to manage these risks may subject shareholders to losses. To this end, we now have the capability to calculate the carbon footprint of individual equity portfolios, in order to assist portfolio managers and respond to client questions on carbon emissions.

Climate policy risk has gained focus more recently as climate change-related laws and regulations emerge globally. For further details on our approach to these issues, please see our Investment Perspective on Climate Risk document, copies of which are available to download on our public website.

Principles of Responsible Investment

J.P. Morgan Asset Management is a signatory to the United Nations-supported Principles of Responsible Investment (‘PRI’), which commits participants to six Principles, with the aim of incorporating ESG criteria into their processes when making stock selection decisions and promoting ESG disclosure. The Principles and how we deal with them are set out below:

1. Incorporate ESG into investment analysis and decision-making

JPMAM has a dedicated ESG team in London, located in the ‘front office’ in order to better advise analysts and portfolio managers regarding ESG issues. The ESG Team routinely benchmarks companies in our investment universe versus our Guidelines in order to identify outliers. This then drives our proxy voting and engagement activity. This engagement is ongoing and does not only occur at the time of an AGM. Fund managers in each region take non-financial issues into account as part of the investment process where they have the potential to impact the valuation. For investment processes managed in London, our proprietary ESG scores are incorporated into analysts’ ratings and stock rankings.

2. Be active owners and incorporate ESG into ownership policies and practices

Investment managers in all locations undertake regular contact with senior managers of investee companies to discuss issues and promote the interests of our clients. Investment professionals in all locations also have access to specialist ESG data and resources, in order to assist them in their investment decisions. JPMAM also votes at nearly 8,000 AGMs in over 80 markets worldwide. Votes are investor-led and made on a case-by-case basis. There are ESG policy documents available for each region, as well as a Global Policy, all of which are updated at least annually.

100

Corporate Governance Policy & Voting Guidelines

3. Seek appropriate ESG disclosure in investee companies

JPMAM participates in a number of initiatives aimed at improving transparency and disclosure at investee companies, as well as stock exchanges, regulators and other bodies worldwide. As investors, we continually scrutinise companies’ Corporate Governance and Corporate Social Responsibility reports and encourage appropriate levels of disclosure.

4. Promote the Principles

JPMAM works both independently and with trade associations and other industry bodies, as well as other formal and informal networks, to promote the Principles within the industry.

5. Work together to enhance effectiveness

We also participate in joint investor networks such as ICGN, as well as engagement activity under the auspices of various local trade bodies, in order to enhance our effectiveness. Where appropriate, we also work with our competitors in collective engagement exercises with companies on ESG issues.

6. Report our activities

JPMAM produces detailed quarterly ESG activity reports for all of its clients, and also publishes summary information on its public website.

Partnerships and Affiliations

JPMAM is also a member of, or participant in, a number of industry initiatives in the Social and Environmental space. For further information, see the dedicated ESG page on our website, where you can download additional material on issues, including our approach to climate change:

www.jpmorgan.com/esg

For more details of the policies of our parent JPMorgan Chase & Co, please visit their dedicated ESG page by following the link:-

www.jpmorganchase.com/corporate/About-JPMC/esg

101

Corporate Governance Policy & Voting Guidelines

Produced by:

Robert G Hardy

Managing Director

Head of Corporate Governance

+44 20 7742 5736

robert.g.hardy@jpmorgan.com

Version 21.00

Published January 2019

For Investment Professional use only – not for retail use or distribution

This document has been produced for information purposes only and as such the views contained herein are not to be taken as an advice or recommendation to buy or sell any investment or interest thereto. Reliance upon information in this material is at the sole discretion of the reader. Any research in this document has been obtained and may have been acted upon by J.P. Morgan Asset Management for its own purpose. The results of such research are being made available as additional information and do not necessarily reflect the views of J.P.Morgan Asset Management. Any forecasts, figures, opinions, statements of financial market trends or investment techniques and strategies expressed are unless otherwise stated, J.P. Morgan Asset Management’s own at the date of this document. They are considered to be reliable at the time of writing, may not necessarily be all-inclusive and are not guaranteed as to accuracy. They may be subject to change without reference or notification to you. Both past performance and yield may not be a reliable guide to future performance and you should be aware that the value of securities and any income arising from them may fluctuate in accordance with market conditions. There is no guarantee that any forecast made will come to pass.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co and its affiliates worldwide. You should note that if you contact J.P. Morgan Asset Management by telephone those lines may be recorded and monitored for legal, security and training purposes. You should also take note that information and data from communications with you will be collected, stored and processed by J.P. Morgan Asset Management in accordance with the EMEA Privacy Policy which can be accessed through the following website http://www.jpmorgan.com/pages/privacy.

Issued in Continental Europe by JPMorgan Asset Management (Europe) Société à responsabilité limitée, European Bank & Business Centre, 6 route de Trèves, L-2633 Senningerberg, Grand Duchy of Luxembourg, R.C.S. Luxembourg B27900, corporate capital EUR 10.000.000.

Issued in the UK by JPMorgan Asset Management (UK) Limited which is authorised and regulated by the Financial Conduct Authority. Registered in England No. 01161446. Registered address: 25 Bank St, Canary Wharf, London E14 5JP, United Kingdom.

102

Corporate Governance Policy & Voting Guidelines

C.	Asia ex Japan
103

Corporate Governance Policy & Voting Guidelines

I. Corporate Governance Principles	56
II. Policy and Procedures	57
III. Policy Voting Guidelines	59
104

Corporate Governance Policy & Voting Guidelines

I. Corporate Governance Principles

J.P. Morgan Asset Management (JPMAM) is committed to meeting client objectives by delivering the strongest possible risk-adjusted returns. We believe that a key contributor to this is a thorough understanding of the corporate governance practices of the companies in which we invest. We expect all our investee companies to demonstrate the highest standards of governance in the management of their businesses, as far as is reasonably practicable.

We have set out herein the main principles which underpin our corporate governance policies and proxy voting activities. These principles are based on the OECD’s Principles of Corporate Governance, as well as on the governance codes of the jurisdictions in which our investee companies are domiciled. But regardless of location or jurisdiction, we believe companies should abide by the following:

Board and Director Responsibilities

Companies should be headed by an effective and responsible board, whose function is to drive the long term success of the company. It should establish the company’s purpose, strategy and values, and define and embody its culture. It should be able to make decisions on behalf of all shareholders, separate from the individual interests of management or controlling shareholders. The board should set strategic objectives and oversee operational performance. At the same time it should be responsible for establishing prudent and effective risk controls to protect the company’s assets and safeguard shareholder interests. Finally, the board should be responsible for selecting the key executives tasked with developing and executing corporate strategy, and for ensuring that executive remuneration is aligned with the longer term interests of the company and its shareholders. All directors should act in the best interests of the company and its shareholders, consistent with their statutory and fiduciary obligations.

Shareholder Rights

Shareholders should have the opportunity to participate and vote in general meetings, and should be furnished with sufficient information on a timely basis to make informed voting decisions. Arrangements that enable certain shareholders to obtain a disproportionate degree of control relative to their equity ownership should be disclosed upfront, and anti-takeover devices should not be used to shield management and the board from ongoing accountability.

Equitable Treatment

All shareholders of the same class should be treated equally, and all shares within the same class should carry the same rights. Impediments to cross border voting should be eliminated, and companies should not make it difficult or expensive for shareholders to cast their votes. Minority shareholders should be protected from unfair and / or abusive actions by controlling shareholders.

Role of Stakeholders

Stakeholders, including individual employees and their representative bodies, should be able to communicate their concerns about illegal or unethical practices to the board, and their rights should not be compromised for doing so. Where stakeholders participate in the corporate governance process, they should have access to relevant and timely information for that participation to be effective.

105

Corporate Governance Policy & Voting Guidelines

Disclosure and Transparency

Companies should ensure that accurate information on all matters of relevance is publicly disclosed, to allow shareholders to make an informed and balanced assessment of a company’s performance and its prospects. This should include its operating performance, its financial condition, and its governance policies. Information about board members, including their qualifications, other company directorships and their level of independence should be disclosed, so that shareholders can make an informed assessment of their suitability in their proxy voting decisions.

Our assessment of corporate governance practice is based on the regulations and codes of best practice in the jurisdictions in which our investee companies are domiciled. Any company complying with these codes, and with the general principles stated above, should usually expect to receive our support, as long as it meets the standards set out in this document. We are members, inter alia, of the Council of Institutional Investors (CII), the International Corporate Governance Network (ICGN), and the Asian Corporate Governance Association (ACGA), and as such, we take guidance from these groups. If a company chooses to deviate from the provisions of the governance codes specific to its jurisdiction, we will give its explanation due consideration and take this into account in our proxy voting, based on our assessment of its governance standards.

II. Policy and Procedures

Proxy Committee

The responsibility for JPMAM’s voting policy for portfolios managed in the Asia Pacific region (outside Japan) lies with the Asia ex-Japan Proxy Committee. The Committee’s role is to review JPMAM’s corporate governance policy and practices in respect of investee companies, and to oversee the proxy voting process. The Committee is composed of senior personnel from our Investment and Corporate Actions teams, supported by specialists from Legal, Compliance and other relevant groups. The Committee meets quarterly and reports into the IM Asia Risk and Controls Committee, as well as the firm’s Global Proxy Committee. The Global Proxy Committee, chaired by the Global Head of Equity, has overall responsibility for our approach to governance issues worldwide, and for ensuring that all regional policies comply with the firm’s global governance principles.

Proxy Voting

Where authorized to do so, JPMAM manages the voting rights of the shares entrusted to us, as we would manage any asset. We vote proxies of shares held in client portfolios in a prudent and diligent manner, based on our reasonable judgment of what is in the best interests of clients. Voting is investor-led and is decided on a case by case basis. So far as is practicable, we vote at all meetings called by companies, in which we are invested.

To assist us in the filing of proxies, JPMAM retains the services of Institutional Shareholder Services Inc. (ISS), a proxy voting services advisor. As part of this service, ISS makes recommendations on each board resolution requiring a shareholder vote. While we take note of these recommendations, we are not obliged to follow them if we have a contrary view; our portfolio managers vote according to our own governance principles and guidelines, and our research insights. Records of our voting activities are maintained by our Corporate Actions group, and any deviation from our stated policies is documented, to ensure all proxies are exercised appropriately.

106

Corporate Governance Policy & Voting Guidelines

Certain markets may require that shares being tendered for voting are temporarily immobilized from trading until after the shareholder meeting has taken place. Other markets may require a local representative to be hired, under a Power-of-Attorney, to attend the meeting and vote on our behalf; this can incur considerable additional cost to clients. Finally, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote, or there may be specific circumstances where voting can preclude participating in certain types of corporate actions. In these instances, it may sometimes be in clients’ best interests to intentionally refrain from voting. But in all other circumstances we endeavour to exercise our voting responsibilities on clients’ behalf.

We note that it can be difficult for smaller companies in emerging economies to apply the same governance standards, as it is for companies operating in developed economies and markets. We will look at any governance related issues of such companies on a case-by-case basis, and take their context into account before arriving at our voting decision. Nevertheless, we encourage all companies to apply the highest standards of governance wherever possible, in the belief that strong standards of governance will ultimately translate into improved shareholder returns.

Stewardship and Engagement

As long term owners, active monitoring of company performance and corporate strategy is an essential component of our stewardship. To discharge these responsibilities, we seek to engage actively with the companies in which we invest, to keep abreast of strategic and operating developments and to ensure that our clients’ interests are represented and protected. Where appropriate, our governance specialists will convene meetings with company representatives at boardroom level to debate issues of particular concern. Full details of our stewardship policies and engagement activities are available for download from our website.

Sustainability

JPMAM believes that, in addition to their legal obligations, companies should act in a socially responsible manner. Non-financial environmental and social issues have the potential to seriously impair the economic value of our investments, as well create significant reputational damage. We expect the companies, in which we invest, to behave in an ethical and responsible manner, observing their wider obligations to the societies in which they operate, and to the environment. Companies will only thrive in the long term if they put sustainability at the heart of their governance processes. Details of our approach to Environmental and Social issues are contained in the Appendix to this document.

Conflicts of interest

JPMAM is part of the JP Morgan Chase group (JPMC), which provides a range of banking and investment services. Conflicts of interest arise from time to time in the normal course of business, both within and between, JPMC affiliates. Procedures are in place to make sure these conflicts can be identified, managed and resolved. Typical conflicts may include instances where a JPMC affiliate is involved in a transaction at an investee company, is providing banking or other services at that company, or where JPMC connected personnel may sit on this or related company boards.

107

Corporate Governance Policy & Voting Guidelines

In order to maintain the integrity and independence of our voting decisions, businesses within the JPMC group have established formal barriers designed to restrict the flow of information between affiliated entities. This includes information from JPMC’s securities, investment banking and custody divisions to JPMAM’s investment professionals. A formal policy with respect to Conflicts of interest Disclosure has been established to manage such conflicts, and is available for download from our website.

Where a material conflict of interest is identified with respect to proxy voting, JPMAM may contact individual clients to approve any voting decision, may call upon independent third parties (eg, our proxy voting service advisor) to make the voting decision on our behalf, or may elect not to exercise the proxy. A record of all such decisions is kept by the Corporate Actions group and is available to clients upon request.

III. Policy Voting Guidelines

1. Report and Accounts

Annual Report

Company reports and accounts should be detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, such as those prescribed by of the International Accounting Standards Board (IASB), and should meet with the spirit as well as the letter of those reporting standards. They should be fair, balanced and understandable, and the narrative sections covering inter alia, corporate strategy, operating activities, financial conditions and risk management should accurately detail the company’s position, performance and prospects.

The annual report should include a statement of compliance with the relevant codes of best practice in the jurisdictions where they exist, together with detailed explanations regarding any instances of non- compliance.

Legal disclosure varies from jurisdiction to jurisdiction. If, in our opinion, a company’s standards of disclosure (whilst meeting minimum legal requirements) are insufficient, we will inform company management of our concerns. Depending on the circumstances, we will either abstain from voting, or vote against the relevant resolution put to shareholders. Similar considerations, relating to the use of inappropriate or overly aggressive accounting methods, also apply.

Remuneration Report

Establishing an effective remuneration policy for senior executives is a key consideration at board level. The purpose of remuneration is to attract, retain and reward competent executives who can drive the long term growth of the company. As such, ensuring that remuneration is appropriate for the role assigned should therefore be a particular concern of shareholders. Ideally a company’s remuneration policy, as it relates to senior management, should be presented to shareholders as a separate voting item. However we recognize that practices differ between jurisdictions, and this is not yet standard practice in Asia.

At the same time, we would expect companies to disclose the main components of remuneration for key directors and executives. In the event that remuneration awards fall outside our guidelines, we will endeavor to seek an explanation from the company, and may vote against remuneration reports or members of the Remuneration Committee, if satisfactory explanations are not forthcoming.

108

Corporate Governance Policy & Voting Guidelines

Where shareholders are able to exercise a binding vote on remuneration policies, we believe that such policies should stand the test of time and not be continually updated and amended. We would expect votes on remuneration policies to occur every three years, and will seek explanations where companies feel the need to propose changes more frequently. Shareholders should expect clear and concise reports that are effective at communicating how executive pay is linked to the delivery of the company’s strategy over the forecast time horizon, and how it is aligned to shareholder interests.

2.        Dividends

Practice differs by jurisdiction as to whether companies are required to submit dividend resolutions for approval at shareholder meetings. In some jurisdictions, dividends can be declared by board resolution alone. However, in those jurisdictions where shareholder approval is mandated, we may vote against such proposals if we deem the payout ratio to be too low, particularly if cash is being hoarded with little strategic intent. Conversely, if we consider a proposed dividend to be too high in relation to a company’s underlying earnings capability, we may also vote against the resolution, if we believe this could jeopardize the company’s long term prospects and solvency.

3.        Board and Directors

Board Structure

Companies should be controlled by an effective board, with an appropriate balance of executive and non-executive members. The board is where strategic decisions are made, governance is exercised and risk is overseen. Boards should be comprised of competent, high calibre individuals with the necessary mix of skills and experience to provide objective oversight of management. JPMAM believes that diverse and inclusive boards foster constructive challenge, guard against “group think” and lead to better decision making. We therefore welcome policies that focus on diversity as a key part of board recruitment and planning.

JPMAM is generally in favor of unitary boards, as opposed to tiered board structures, but we note that board structures differ according to jurisdictions and legal traditions. In general we find that unitary boards are the most effective governance structure. With a tiered structure, there is a risk that upper tier supervisory directors can become remote from the specifics of the business, while lower tier directors can lack contact with outsiders of relevant and broad experience. But irrespective of the structure, no director should be excluded from the requirement to submit him/herself for re-election on a regular basis. The ability to shape the composition of boards via the proxy voting mechanism is a visible means for shareholders to exercise their ownership responsibilities.

JPMAM believes that one of the key functions of a board is to set a company’s values and standards, and to create a corporate culture geared to long term sustainable performance. Culture is a key ingredient in the long term success of the company. Moreover the standards of behavior set by the board should resonate throughout the broader organization. We believe there are strong links between high standards of governance, a healthy and robust corporate culture, and superior shareholder returns.

109

Corporate Governance Policy & Voting Guidelines

Board Independence

JPMAM believes that a strong independent board is essential to the effective running of a company. The number of independent directors on a board should be sufficient so that their views carry weight in the board’s decision-making processes. Where possible, we would prefer that the majority of members on a board should be independent to encourage the broadest representation of views.

Tests applied to determine “independence” differ from jurisdiction to jurisdiction. In Asia this issue is particularly contentious, given the family relationships that tend to predominate within corporate entities, and the region’s close-knit business culture. We believe that non-executive directors cannot be considered truly independent for the purposes of board or committee composition, if any individual:

•	Is, or has been, an employee of the company or group within the last five years;
•	Has, or has had a material business relationship with the company, either directly or as a partner, director, or senior employee of a body providing such services;
•	Has close family ties with any of the company’s advisors, directors, or senior employees;
•	Represents a significant shareholder;
•	Has served on the board for more than nine years from the date of first election.

Where we believe there to be an insufficient number of independent directors on a board, we will consider voting against the re-election of some, or all directors at shareholder meetings, unless an acceptable explanation is provided.

Boards should create and maintain a formal succession plan, to ensure the orderly refreshment of board membership, and to minimize over-dependence on a narrow cohort of individuals.

Chairman

Boards should be headed by an effective Chairman, who is independent on appointment. There should be a clear division of responsibilities at the head of a company, such that no one individual has unfettered powers of decision-making. JPMAM believes that the roles of Chairman and Chief Executive Officer should generally be separate to provide for a separation of responsibilities. But in instances where the two roles are combined, a Lead Independent Director should be identified to provide oversight over executive decisions, and to maintain an alternative channel of communication between the board and its shareholders.

In instances where a company does not have an independent Chairman or a designated lead director, and where a satisfactory explanation has not been provided, JPMAM will consider voting against the re-election of the Chairman, and other directors, at shareholder meetings.

Board Size

Boards should be appropriate to the size and complexity of the company. JPMAM will exercise its voting powers in favor of reducing excessively large boards wherever possible. Unless the size and complexity of the company demands it, boards with more than 15 directors are usually deemed too large, whereas boards with less than five directors are too small to provide sufficient levels of independent representation on key governance committees.

110

Corporate Governance Policy & Voting Guidelines

Board Diversity

JPMAM is committed to the principle of diversity where everyone, regardless of gender, sexual orientation, disability or ethnic and religious background, can succeed on merit. Recruiting individuals with unique experiences and diverse backgrounds is a fundamental part of strengthening a business, and is an important consideration when searching for new board members. , We expect boards to have a strategy to improve female representation in particular, and we will utilize our voting power to bring about change where companies are lagging in this respect. As a matter of principle we expect our investee companies to be committed to diversity and inclusiveness in their general recruitment policies, and we will press for evidence of this as we engage with them to fulfil our stewardship responsibilities.

Board Committees

To strengthen the governance process, boards should delegate key oversight functions, such as responsibility for Audit, Nomination and Remuneration issues, to independent committees. The Chairman and members of any Committee should be clearly identified in the Annual Report. Any Committee should have the authority to engage independent advisers where appropriate at the company’s expense.

Audit Committees should consist solely of non-executive directors, who are independent of management. A demonstrably independent audit is essential for investor confidence. The Committee should include at least one person with a specialist financial background, but all committee members should undergo appropriate training that provides for, and maintains, a reasonable level of financial literacy. The terms of reference of the Audit Committee should include the power to determine the scope of the audit process, to review the effectiveness of the external auditor, and to access any information arising from the internal audit process. Formal arrangements should be in place for the Committee to hold regular meetings with external auditors, without executive or staff involvement, and it should have the right of unrestricted access to all necessary company information to enable it to discharge its responsibilities.

Nomination Committees should be majority-independent and have an independent chair. The responsibilities of the committee should include: assessing the skills and competencies of directors to ensure that the board has an appropriate range of expertise; managing the process for evaluating the performance of the board, its committees and directors, and maintaining formal and transparent arrangements for the selection, appointment and re-appointment of directors to the board. The Committee should report on its activities to shareholders in the Annual Report.

Remuneration Committees should be majority-independent and have an independent chair. The responsibilities of the committee should include: reviewing and recommending policies relating to remuneration, retention and termination of senior executives; ensuring that, through these policies, executives are properly motivated to drive the long term success of the company, and that incentives are appropriately aligned; and overseeing the remuneration framework for non-executive directors. The Committee should report on its activities to shareholders in the Annual Report. See Remuneration Report above.

Boards of banks, insurance companies, and other large or complex companies, should consider establishing a Risk Committee to provide independent oversight and advice to the board on the risk management strategy of the company. As with other committees, this committee should give a summary of its activities in the Annual Report.

111

Corporate Governance Policy & Voting Guidelines

Director Independence

A director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict of interest, and has not been employed in an executive capacity by the company for at least the previous five years.

A non-executive director who has served more than three terms (or nine years) in the same capacity is no longer, normally, deemed to be independent. Directors staying on beyond this term would require the fullest explanation to shareholders, and we would expect such directors to offer themselves for annual re-election.

In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances.

Multiple Directorships

To carry out their responsibilities effectively, non-executive directors must be able to commit an appropriate amount of time to board matters. In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive director to hold more than three significant directorships at any one time. However, in the case of related group companies, we believe it is reasonable for an individual to hold a higher number of directorships, as long as this does not impact his/her ability to discharge his/her duties. In our view, it is the responsibility of the Chairman to ensure that all directors are participating actively, and are contributing proportionately to the work-load of the board.

For executive directors, only one additional non-executive post would normally be considered appropriate without further explanation.

Meeting Attendance

Directors should ensure they attend all board meetings and relevant committee meetings within their remit. We will consider voting against director re-election proposals for individuals with poor attendance records, unless compelling reasons for absence are disclosed.

Directors’ Liability

In certain markets, shareholders are asked to give boards a blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the jurisdiction, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

JPMAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing, for which the board must be held accountable.

Companies may arrange Directors and Officers (“D&O”) liability insurance to indemnify executives in certain circumstances, such as class action lawsuits and other litigation. JPMAM generally supports such proposals, although we do not approve of arrangements where directors are given 100% indemnification, as this could absolve them of responsibility for their actions and encourage them to act recklessly. Such arrangements should not extend to third parties, such as auditors.

112

Corporate Governance Policy & Voting Guidelines

4.        Remuneration

Directors’ Contracts

JPMAM believes that directors’ contracts should be of one year’s duration or less, and payments on termination should not exceed one year’s fixed compensation. Special provisions whereby additional payment becomes due, in the event of a change of control, are an inappropriate use of shareholder funds and should be discouraged. Market practice regarding the length of directors’ service contracts vary enormously: to this end, JPMAM will take into account local market practices when making judgments in this area. Company Chairmen should not normally have executive-style contractual arrangements with the company which include severance terms.

Executive Director Remuneration

The key purpose of remuneration is to attract, retain and reward key personnel who are fundamental to the long term success of the company. Executive remuneration is, and will, remain a contentious area, particularly the overall quantum of remuneration. Policy in this area cannot easily be prescribed by any one code or formula to cater for all circumstances and it must depend on responsible and well- informed judgments on the part of Remuneration Committees. Any remuneration policy should be transparent, simple to understand and fully disclosed to shareholders in a separate Remuneration Report within the Annual Report. At a senior executive level, remuneration should contain both a fixed element - set by reference to the external market - and a variable element, which fully aligns the executive with shareholder interests, and where superior awards can only be achieved by achieving superior performance against well-defined metrics.

Due consideration should be given to the effective management of risk within the business. This should be reflected in remuneration arrangements, which incentivize appropriate behavior and discourage excessive risk taking. Compensation arrangements should provide for an alignment between managers and shareholders across the cycle, and due consideration should be given to arrangements, such as bonus claw-backs, to avoid payment for failure.

JPMAM will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary remit of the board and company managements. However, the remuneration of executive directors should be determined by independent remuneration committees and fully disclosed to shareholders. We would expect that stock option plans or long-term incentive plans should meet our compensation guidelines (see below).

We believe firmly that executive directors should be encouraged to hold meaningful amounts of company stock throughout the duration of their board tenure. However, transaction bonuses, one-off retention awards, or other retrospective ex-gratia payments, should not be made, and we will vote against such awards when proposed at shareholder meetings. Recruitment awards for incoming executives should be limited to the value of awards forgone, and be granted on equivalent terms.

113

Corporate Governance Policy & Voting Guidelines

Fixed Compensation

Executives are entitled to a basic salary set by reference to the external market, and in particular benchmarked against the company’s immediate peers. While acknowledging that salary often forms the basis for variable compensation arrangements, we believe annual increases in salary should be limited, and generally be in line with the wider workforce of the company. Substantial increases in salary, for example, where an executive has been promoted, should be fully justified to shareholders. We do not approve of large increases in fixed salary as a retention mechanism.

Variable Compensation

We generally prefer any variable compensation arrangement to have both a short-term and long-term component. Annual bonuses are now a common feature of compensation packages. We prefer that bonuses be capped at a multiple of salary and benchmarked against the sector in which the company operates. Whilst we recognize that annual bonus targets are often commercially sensitive, we expect a high degree of disclosure on performance metrics (pre-award) and performance against those metrics (post-award). Payment of bonuses for executives should take the form of cash and shares deferred for a defined period of time. Bonus “malus” and/or claw-back arrangements should be a feature of any variable compensation scheme.

For the long-term component of variable compensation schemes, share-based Long-Term Incentive Plans (LTIPs) and Share Option Schemes (SOSs) should be designed to give executives an incentive to perform at the highest levels; grants under such schemes should be subject to appropriate performance criteria which are challenging and which reflect the company’s long-term strategy and objectives over an appropriate period. There should be no award for below-median performance, and awards for at- median performance should be modest. Beneficiaries should be encouraged to retain any resultant shares for the duration of their employment.

We will generally vote against the re-setting of performance conditions on existing awards, the cancellation and re-issue, re-testing or re-pricing of underwater awards, and the backdating of awards or discounted awards.

All incentive plans should be clearly explained and disclosed to shareholders, and put to a shareholder vote for approval. Furthermore, each director’s awards, awarded or vested, should be detailed, including the term, performance conditions, exercise prices (if any), and the market price of the shares at the date of exercise. They should also take into account appropriate levels of dilution. Best practice requires that share options be expensed fully, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

JPMAM will vote in favor of well-structured compensation schemes with keen incentives and clear and specific performance criteria, which are challenging in nature and fully disclosed to shareholders. We also favor simplicity, both in the number of variable incentive schemes and in their structure. We will vote against payments which we deem are excessive or performance criteria which are undemanding. We would expect remuneration committees to explain why criteria are considered to be challenging, and how they align the interests of recipients with the long term interests of shareholders.

Pension Arrangements

Pension arrangements should be transparent and cost-neutral to shareholders. JPMAM believes it is inappropriate for executives to participate in pension arrangements, which are materially different to those of employees (such as continuing to participate in a final salary arrangement, when employees have been transferred to a defined contribution scheme). One-off payments into an individual director’s pension scheme, changes to pension entitlements, and waivers concerning early retirement provisions should be fully disclosed and justified to shareholders.

114

Corporate Governance Policy & Voting Guidelines

Non-Executive Director Remuneration

JPMAM believes that non-executive directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should never be attached. Non-executive directors should not be awarded share options or performance based share awards. Neither should they receive retrospective ex-gratia payments at the termination of their service on the board.

5.   Auditors

Auditor Independence

Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. The appointment of a company’s auditor should be reviewed and approved by shareholders on an annual basis. JPMAM will vote against the appointment or re- appointment of auditors who are not perceived as independent. The length of time that both the audit company and the audit partner have served in their capacity may be a factor in determining independence.

Auditor Rotation

In order to safeguard the independence of the audit, companies should rotate their designated auditor over time. We believe that companies should put their external audit contract out to tender at least every ten years.

Auditor Remuneration

We expect companies to make a detailed disclosure on auditor remuneration. Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit Committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company’s total expenditure on consultancy services. A mechanism should be in place to ensure that consultancy work is put out to competitive tender.

We would oppose non-audit fees consistently exceeding audit fees, particularly if no explanation is given to shareholders.

Auditor Indemnification

JPMAM is opposed to the use of shareholders’ funds to indemnify auditors.

115

Corporate Governance Policy & Voting Guidelines

6.   Capital Management

Issue of Equity

Company law requires that shareholder approval be obtained to increase the share capital of a company, but any new issue of equity should take into account expected levels of dilution. We will generally vote in favor of equity increases which enhance a company’s long term prospects, but we will vote against issuance terms that we consider excessively dilutive.

JPMAM believes strongly that any new issue of equity should first be offered to existing shareholders before being made available more broadly. Pre-emption rights are a fundamental right of ownership and we will generally vote against any attempts to deprive shareholders of these rights, except under very limited terms. At the same time, companies should have the ability to issue additional equity to provide flexibility in their financing arrangements. In many jurisdictions, companies routinely ask shareholders for authority to issue new equity up to a certain percentage of issued capital, and up to a maximum discount to prevailing market prices (the so-called “general mandate”).

As shareholders, we recognize the flexibility that the general mandate gives companies, and we wish to be supportive of such proposals. However, we also recognize that these mandates can be open to abuse, particularly if this results in excessively dilutive issuance. In particular, we believe the maximum number of additional shares represented by these proposals should be limited to 10% of existing equity capital, and the maximum discount of such issues to prevailing prices should similarly be limited to 10%.

We note that the listing rules in some jurisdictions permit issuance on considerably more relaxed terms than implied by these limits. In Hong Kong, for example, companies can seek approval to issue up to 20% of issued equity, at up to a 20% discount to prevailing market prices. We believe strongly that the dilution risk implied by these limits is excessive, and we tend to vote against such requests, unless a strong explanation has been provided justifying such terms.

When seeking shareholder approval for a general mandate, we would expect a company to provide the following details:

•	An explanation of the need for a general mandate request, and the rationale for the size of the issue and the discount cap,
•	Details of placements made under the general mandate during the preceding three years,
•	Details of alternative methods of financing that may have been considered by the board.

In particular JPMAM will vote against equity issues, which allows the company to adopt “poison pill” takeover defence tactics, or where the increase in authorized capital excessively dilutes existing shareholder interests.

Issue of Debt

JPMAM will generally vote in favor of debt issuance proposals, which we believe will enhance a company’s long-term prospects. At the same time, we will vote against any uncapped or poorly-defined increase in bank borrowing powers or borrowing limits, as well as debt issuance which could result in an unacceptable degree of financial leverage assumed. We will also vote against proposals to increase borrowings, expressly as part of a takeover defence.

116

Corporate Governance Policy & Voting Guidelines

Share Repurchase Programs

JPMAM will generally vote in favor of share repurchase or buy-back programs where we believe the repurchase is in the best interests of shareholders. At the same time, we will vote against abusive repurchase schemes, or when shareholders’ interests could be better served by deployment of the cash for alternative uses. When purchased, we prefer that such shares are cancelled immediately, rather than taken into Treasury for re-issuance at a later date.

7.    Mergers and Acquisitions

Mergers and acquisitions are always considered on a case-by-case basis, and votes are determined exclusively by the best interests of our clients. In exceptional circumstances, we may split our vote and vote differently for individual clients depending on unique client circumstances. JPMAM may also split its vote between different clients for technical reasons, such as cross-border mergers, where certain clients may not be able to hold the resultant security in portfolios.

JPMAM will vote in favor of mergers/acquisitions where the proposed acquisition price represents fair value for shareholders, where shareholders cannot realize greater value through other means, and where all shareholders receive equal treatment under the merger/acquisition terms. Where the transaction involves related parties – see below – we would expect the board to establish a committee of independent directors to review the transaction and report separately to shareholders. There should be a clear value enhancing rationale for the proposed transaction.

8.   Related Party Transactions

Related party transactions (RPTs) are common in a number of Asia Pacific jurisdictions. These are transactions between a company and its related parties, and generally come in two forms: a) one-off transactions, typically asset purchases or disposals, and b), recurring transactions occurring during the ordinary course of business, usually in the form of the ongoing sale and purchase of goods and services.

According to the materiality and nature of the transaction, the RPT may need to be disclosed and submitted to a shareholder meeting for approval. Any shareholder who has a material interest in the transaction should abstain from voting on the resolution. If a RPT requires shareholder approval, the company should establish a board committee comprising solely of independent directors, and appoint an independent advisor to prepare a recommendation to minority shareholders.

We will assess one-off transactions on a case by case basis. Where we are convinced by the strategic rationale and the fairness of the transaction terms, we will vote in favor. At the same time, we would expect the independent directors to disclose how they have made their recommendation to minority shareholders, so that shareholders can make an informed decision on this transaction.

For recurring transactions, we would expect that details are disclosed in the Annual Report, and that they be subject to shareholders’ approval on a periodic basis. We would expect all such transactions to have been conducted on an arms-length basis, on normal commercial terms.

117

Corporate Governance Policy & Voting Guidelines

9.   Voting Rights

JPMAM believes in the fundamental principle of “one share, one vote”. The right to vote at shareholder meetings is the central mechanism through which shareholders can exercise their rights as owners of an entity. Moreover it underpins effective stewardship. We believe that granting special voting rights to certain stakeholders, or permitting voting rights that are disproportionate to a shareholder’s effective economic interest is detrimental to the efficient functioning of markets. At the very least it, it prevents less favored ordinary shareholders from holding managements and boards to account for the use of their capital.

Where possible we will vote to phase out all classes of shares, which either grant special voting rights to certain stakeholders, or permit voting rights that are disproportionate to a shareholder’s effective economic interest. And we will oppose all attempts to introduce new share classes with weighted voting rights (or no voting rights at all!). We are opposed to all mechanisms that skew voting rights, such that one share does not equal one vote. Directors should represent all shareholders equally and voting power should be held in direct proportion to a shareholder’s economic interest in the company.

Where listing rules permit weighted or skewed voting rights to take effect, we will lobby for the introduction of additional safeguards to protect the interests of minority shareholders. As with controlling shareholders, minority shareholders should be protected from abusive actions by shareholders with superior voting rights, and should have effective means of redress.

While certain fundamental changes to a company’s business, Articles of Association, or share capital should require a supermajority vote, voting on routine business should require a simple majority only (51%). We will generally oppose amendments that require inappropriate supermajority votes, or use supermajority requirements as a tool to entrench existing management.

9.   Environmental and Social Issues

Companies should conduct their business in a manner which recognizes their responsibilities to employees and other stakeholders, as well as to the environment and broader society. More information on our approach to Environment and Social issues is included as an Appendix to this document.

JPMAM reviews all shareholder proposals concerning environmental and social issues. In normal circumstances, the consideration of such issues within the normal course of business is the duty of management and the board. Nevertheless, from time to time, a company’s response to the circumstances of a particular environmental or social issue may have wider ramifications. In these cases, the economic effects are considered as primary when determining our vote.

Where management is proposing changes with a social, environmental or ethical dimension, these proposals should be in line with JPMAM’s Environmental and Social policy framework.

See Appendix - Environmental and Social

118

Corporate Governance Policy & Voting Guidelines

10.   Other Corporate Governance Matters

Poison Pills

Poison pills, and other anti-takeover devices, are arrangements designed to defend against hostile takeover. Typically, they give shareholders of a target company or a friendly third party, the right to purchase shares at a substantial discount to market value, or shares with special conversion rights in the event of a pre-defined “triggering event” (such as an outsider’s acquisition of a certain percentage of company stock). Companies may be able to adopt poison pills without shareholder approval, depending on the jurisdiction concerned.

JPMAM is fundamentally opposed to any artificial barrier to the efficient functioning of markets. The market for corporate control should, ultimately, be for all shareholders to decide. We find no clear evidence that poison pills enhance shareholder value. Rather, they tend to be used as tools to entrench existing management.

JPMAM will generally vote against anti-takeover devices and support proposals aimed at revoking such plans. Where anti-takeover devices exist, they should be fully disclosed to shareholders and shareholders should be given the opportunity to review them periodically.

Composite Resolutions

Agenda items at shareholder meetings should be presented so that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or “bundled” resolutions, depending on the context and local market practice. Likewise we will generally vote against “any other business” resolutions, where the exact nature of the proposal has not been presented to shareholders in advance.

Any amendments to a company’s Articles of Association should be presented to shareholders in such a way that they can be voted on independently. Shareholders should similarly be able to vote on the election of directors individually, rather than as part of bundled slates.

Shareholder Resolutions

Whilst we recognize the importance of the rights of shareholders to submit proposals to general meetings, we will not support those which are frivolous, or which have otherwise been addressed adequately by management or the board within their remits. But where such proposals demonstrably enhance shareholder rights, or are in the long term interest of all shareholders, they will receive our support.

Charitable Donations

Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

Political Donations

JPMAM does not support the use of shareholder funds for political purposes.

J.P. Morgan Asset Management

Asia ex-Japan Proxy Committee

February 2018

119

Corporate Governance Policy & Voting Guidelines

D.	Japan
120

Corporate Governance Policy & Voting Guidelines

Basic Policy on Corporate Governance	73
1. Purpose of proxy voting	73
2. Proxy voting principles	73
Voting Guidelines	75
1. Distribution of income/Dividends and share buybacks	75
2. Boards and Directors	75
3. Director’s Remuneration	77
4. Appointment of external audit firms	78
5. Poorly performing companies	79
6. Efforts to improve capital efficiency	79
7. Anti-social activities	79
8. Cross-shareholdings	79
9. Adoption of anti-hostile takeover measures	80
10. Capital Structure	80
11. Mergers / Acquisitions	81
12. Social and Environmental Issues	81
13. Conflicts of Interest	81
14. Shareholder proposals	82
121

Corporate Governance Policy & Voting Guidelines

Basic Policy on Corporate Governance

JPMorgan Asset Management (Japan) Ltd adopted the Japanese version of the Stewardship Code in May 2014; subsequently in August 2014, we disclosed the steps we follow with regard to the 7 principles of the Code. We recognize the importance of corporate governance when evaluating companies and we will continue with our efforts to engage with companies as responsible institutional investors. We now fully endorse the revised version of the Stewardship Code introduced in May 2017.

We also positively evaluate the Corporate Governance Code effective from June 2015, which we believe will serve to further enhance corporate governance in Japan.

J.P. Morgan Asset Management is a signatory to the United Nations Principles for Responsible Investment (UN PRI) which commits participants to six Principles, with the aim of incorporating ESG criteria into their processes when making stock selection decisions and promoting ESG disclosure.

1. Purpose of proxy voting

JPMorgan Asset Management (Japan) Ltd (AMJ) manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of AMJ to vote in a prudent and diligent manner, based exclusively on our reasonable judgment of what will best serve the financial interests of the beneficial owners of the security. When exercising our vote, our aim is to evaluate the governance of the company concerned and maximize returns to shareholders over the long term.

2. Proxy voting principles

•	We will vote at all of the meetings called by companies in which we are invested on behalf of our clients who have authorized us to vote.
•	In principle, we will not abstain or withhold our vote. This is to prevent the worst possible outcome, a shareholder meeting failing to meet its quorum and thereby not be effective.
•	It should be noted that AMJ scrutinises every proxy on a case-by-case basis, keeping in mind the best economic interests of our clients. We seek an improvement in the long term earnings or a prevention of deterioration in earnings of the company concerned.
•	Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or "bundled" resolutions. If any agenda item is couched in vague terms or lacking in explanation, so that it would be possible to interpret the item in a manner detrimental to the rights of shareholders, in principle we will not support such a proposal.
•	Our engagement with a company as a shareholder is not limited to voting at the shareholders’ meeting. In the course of meetings with company management, we encourage the exercise of sound management with due consideration for social, environmental and ethical issues and engagement with shareholders. For example, if an accident / incident or corporate misconduct which could negatively impact the company’s economic value occurs, we will seek the implementation and announcement of improvement plans and timely disclosure to shareholders as deemed appropriate.
122

Corporate Governance Policy & Voting Guidelines

•	We recognize the importance of constructive engagements with companies, as an on-going dialogue on ways to raise corporate value can lead to maximizing long term investment returns for our clients. Therefore, we ask the companies to be open to having investor engagements. Where we believe companies have continuously been reluctant to engage with investors on key management issues, we will consider voting against the re-election of the representative director(s) or the director in charge.
•	If any agenda item is couched in vague terms or lacking in explanation, so that it would be possible to interpret the item in a manner detrimental to the rights of shareholders, in principle we will not support such a proposal.

This document provides the proxy voting guidelines and policy. It is also meant to encompass activities such as engagement with company management. We regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important.

31st March 2019

JPMorgan Asset Management (Japan) Ltd.

123

Corporate Governance Policy & Voting Guidelines

Voting Guidelines

1.	Distribution of income/Dividends and share buybacks

As investors, we are seeking sustainable earnings growth over the medium to long term and an expansion in shareholder value of the companies we invest in; thus we believe that concentrating solely on shareholders returns would not be appropriate. During different phases in a company’s development, we understand that the balance between retained earnings, capital expenditure and investment in the business, and returns to shareholders will change.

As a general rule, we will vote against any proposal for the appropriation of profits which involves a pay-out ratio of less than 50% (after taking into account other forms of pay-outs to shareholders such as share repurchase programs), if the capital ratio is equal to or greater than 50% and there is no further need to increase the level of retained earnings.

Also, even in the event that the capital ratio is less than 50%, we will vote against management if the pay-out ratio is deemed to be strikingly low (after taking into account other forms of pay-outs such as share repurchase programs) without a valid reason. We believe that, in general, companies should target a total shareholder return of 30%.

The guidelines above relating to a company’s capital ratio have not been applied in the case of financial institutions; the income allocation proposals for financial institutions have been assessed on a case by case basis. We note, however, that the capital ratio in the banking industry has improved in recent years and thus believe conditions look more favourable now for returns to shareholders to be enhanced. Thus we believe that financial institutions should also target a total shareholder return of 30%. In instances where we deem that further retention of earnings is no longer required, we believe a total shareholder return greater than 50% would be appropriate.

If the appropriation of profits is not tabled as an item at the annual general meeting, in principle, we will vote against the re-election of directors, in cases where the above conditions are not met.

In addition, we will oppose the dividend proposal where we believe it will prejudice the solvency or future prospects of the company.

When making our decision, we take into account the history of the company’s return to shareholders, not just the outcome of the most recent financial year.

Where a company seeks to amend its articles of association to allow the distribution of income by way of board resolution, we will generally vote against such a proposal unless the company has stated its intention of moving to quarterly dividend payments.

2.	Boards and Directors

Election of Directors

We will generally support the election of directors. However, if the candidate(s) infringes our guidelines with regard to the independence of directors or the number of directors, we will not support the proposal.

In addition, in the case of the re-election of directors, we will vote against candidates who infringe our guidelines pertaining to the length of tenure, pay-out ratio, poorly performing companies, anti-social activities, cross shareholdings, stock options, anti-hostile takeover measures, mergers and acquisitions, capital raising, borrowing and share repurchase programmes. Also, we will not support the re-election of external board members (external directors and external statutory auditors) whose attendance at board meetings falls below 75%. Where there are no external board members, we will generally oppose the re-election of the representative director(s).

124

Corporate Governance Policy & Voting Guidelines

Number of Directors

Boards with more than 15 directors are deemed excessively large, and AMJ will exercise its voting powers in favour of reducing large boards wherever possible. AMJ believes a board with 15 directors or less is appropriate in Japan as well. To ensure a swift management decision-making process, in principle, we will therefore vote against a resolution for the election of directors where the premise is that the board will consist of more than 15 directors.

Director’s Term of Office

Every director should be subject to a re-election process and we believe the term of office should be one year’s duration or less. We well support amendment to the articles reducing the director’s term of office to one year; in principle, we will vote against a proposal where the term exceeds one year.

Length of tenure

We will take the length of tenure into consideration when a director is subject to re-election. In particular, when a director who has served for a long period is offered for re-election, we will take factors such as the company’s performance during that time into consideration.

Separation of Chairman and CEO

AMJ believes it is preferable if the role of Chairman and CEO is separate in Japan as well.

External Directors on the Board of Directors/Composition of the Board of Directors

We encourage the election of multiple external directors on the board of directors since we believe that having multiple external directors is essential for the board to form an objective perspective on the company. Therefore, unless one third or more of the board of directors is comprised of external directors or candidates for external director at the annual general meeting (AGM), in principle, we will vote against the election of the representative directors, such as the president of the company. We would like to note that this threshold of one third or more is not the final goal, and in our view, it is desirable for the board to have majority external directors. When making our decision on this issue, we will not take the independence of the external director or the candidate for external director into consideration. Our decision regarding the independence of an external director will be reflected in our vote on that individual candidate.

We believe that it is not only the number of external directors which is of consequence but attach importance to the composition of the board of directors. We expect companies to have due regard to issues such as diversity and consideration should be given to achieving a suitable balance in terms of the areas of expertise, gender, nationality or seniority of the individual board members. Recruiting individuals with unique skills, experiences and diverse backgrounds is a fundamental part of strengthening a business, and is an important consideration when searching for new board members. We feel that gender equality in particular is one of the top priorities for Japanese corporate boards to resolve. Although we do not endorse quotas, we expect boards to have a strategy to improve female representation in particular. We also expect companies to consider diversity in its widest sense, both at the board level and throughout the business such as the senior management tier. We seek to deepen our understanding of the board structure through our engagement with companies.

125

Corporate Governance Policy & Voting Guidelines

Independence of external directors

Even if the candidate for external director meets the standards of local Japanese requirements, we believe the following candidates cannot be deemed independent without adequate explanation from the company; we will judge such a candidate to be subject to a conflict of interest and oppose their election as an external director.

•	Was or is employed at an affiliate company
•	Was or is employed at a large shareholder or major business partner
•	Was or is employed at a legal firm, accounting firm, taxation firm, consultant or financial institution such as a bank where a business relationship exists with the company concerned so that a conflict of interest exists
•	An external director whose tenure exceeds 10 years.

Any other candidate who also appears subject to a conflict of interest will be opposed.

These criteria apply equally to directors at boards with committees, boards with statutory auditors and boards with supervisory committees.

We will generally support a proposal to change the structure of the board from a statutory auditor type to one with a board with committees. We support measures to delegate key oversight functions such as Remuneration, Nomination and Audit to independent committees. We will also generally support a change to a board with supervisory committee, provided the company provides a clear and rational explanation behind such a move.

Dismissal of Directors

In principle, we will vote against measures to make the dismissal of directors more difficult.

Election of Statutory Auditors

We will generally support the election of statutory auditors. In the case of the re-election of statutory auditors, we will vote against candidates who infringe our guidelines pertaining to anti-social activities.

Independence of external statutory auditors

Even if the candidate for external statutory auditor meets the standards of local Japanese requirements, we believe the following candidates cannot be deemed independent without adequate explanation from the company; we will judge such a candidate to be subject to a conflict of interest and oppose their election as an external statutory auditor.

•	Was or is employed at an affiliate company
•	Was or is employed at a large shareholder or major business partner
•	Was or is employed at a legal firm, accounting firm, taxation firm, consultant or financial institution such as a bank where a business relationship exists with the company concerned so that a conflict of interest exists
•	An external statutory auditor whose tenure exceeds 10 years.

Any other candidate who also appears subject to a conflict of interest will be opposed.

These criteria apply equally to candidates for alternate external statutory auditors.

3.	Director’s Remuneration

The voting decision will be made in a comprehensive manner taking into account matters such as the recent trend in the company’s earnings. In principle, we will support shareholder resolutions in favour of the disclosure of individual director’s remuneration and bonus payments.

We support the disclosure of the structure of director’s remuneration and the linkage of director’s remuneration to the company’s performance. In addition, we encourage the companies to disclose key performance indicators (KPIs) or figures that clearly explain how the overall remuneration quantum, the ratio of fixed-pay to variables, or the ratio of cash to stock-based payment are decided.

126

Corporate Governance Policy & Voting Guidelines

In cases where there has been anti-social activity or the company has had poor performance, votes will be cast against the re-election of directors, where this is deemed appropriate. However, where there are no other appropriate proposals, we may vote against an increase in directors’ pay or the payment of bonuses.

Retirement bonus

The voting decision will be made in a comprehensive manner taking into account matters such as the recent trend in the company’s earnings. In principle, we will support shareholder resolutions in favour of the disclosure of individual director’s retirement bonus payments.

AMJ will vote against

•	Golden parachutes
•	Retirement bonus payments to external directors and external statutory auditors.

In cases where there has been anti-social activity or the company has had poor performance, votes will be cast against the re-election of directors, where this is deemed appropriate. However, where there are no other appropriate proposals, we may vote against the payment of retirement bonuses to directors.

Stock Options

Long-term incentive arrangements, such as share option schemes and L-TIPs, should be dependent upon challenging performance criteria and there should be no award for below median performance. The terms should be clearly explained and fully disclosed to shareholders and participants. We will vote against the proposal if the terms are unclear. Deep discount stock option plans will only be supported if exercise is prohibited in the first three years following the award. We will generally vote against the cancellation and re-issue, re-testing or re-pricing, of underwater options. Transaction bonuses, or other retrospective ex-gratia payments, should not be made. In general, we will not support a proposal where the dilution from existing schemes and the new program requiring AGM approval exceeds 10%. AMJ believes that external directors and external statutory auditors, as well as third parties such as clients should not be participants in incentive schemes.

If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the stock option program, we may oppose the re-election of directors.

4.	Appointment of external audit firms

Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. We will oppose an appointment where we believe a conflict of interest may exist.

Exemption from liability

Apart from those instances where local rules allow, in general, we will vote against a limitation in the legal liability of directors and statutory auditors.

We believe agreements should not be concluded with external audit firms exempting them from liability and we will oppose proposals to amend articles of association to permit the introduction of such agreements.

127

Corporate Governance Policy & Voting Guidelines

5.	Poorly performing companies

During our scrutiny of management proposals at AGMs, we will be cognisant of the recent trend in a company’s earnings. For example, where a company has seen a recurring decline in earnings, recorded a large loss, or continuously reported a noticeably low level of return (such as a company with a permanently low ROE), we may determine the poor performance of the company needs to be reflected in our voting activity. (We do not have a ROE target as such, but look at the level and trend in ROE when evaluating companies). In such instances, AMJ will vote against the re-election of a director where shareholder value has been negatively impacted by the poor performance attributable to mistakes made during the director’s term.

6.	Efforts to improve capital efficiency

We expect company management to have due regard for the cost of capital. If a company does not show signs that it is seeking to improve the efficient use of capital, where we believe the company’s capital management will lead to depressed earnings or a deterioration in corporate and shareholder value, AMJ will vote against the re-election of the representative director(s) or the director in charge.

7.	Anti-social activities

This is an item included within a Japanese context. There is no strict definition of anti-social activity, but in this context refers to companies, for example, subject to official sanctions from their regulatory bodies or have violated the law during the fiscal year in question. In addition, companies which have caused severe social problems or through their actions negatively impacted earnings and caused a severe loss to shareholder value will be considered. Emphasis is placed on the possibility or otherwise of the impairment of shareholder value through these activities.

AMJ expects companies which have been involved in anti-social activities to disclose such activities to shareholders, together with the countermeasures and the remedial measures adopted. If the parties directly involved in the anti-social activity remain on the board of directors, in general, we will vote against the election of those directors and/or statutory auditors concerned. However, where there are no other appropriate proposals, we may vote against the directors’ remuneration, the payment of bonuses or retirement bonuses to directors, or the award of stock options.

8.	Cross-shareholdings

This is an item included within a Japanese context. Due to potential conflict of interest, the risk of the proxy vote becoming inconsequential, and capital efficiency concerns, in general, we believe companies should not have cross-shareholdings in other companies. Therefore, we will vote against the re-election of the representative director(s) or the director in charge at companies which are expanding cross-shareholdings, companies with a low likelihood of liquidating the existing cross-shareholdings, or companies who endorse the idea of cross-shareholdings.

We have observed cases where disclosures on cross-shareholdings provided by companies are either too complex or too vague; this can be obstructive for investors to have constructive engagement on the topic. Therefore, we ask the companies to provide full quantitative and qualitative explanation on past proxy voting activities, potential conflict of interest of owning shares in business partners, and the economic rationale for existing cross-shareholdings.

128

Corporate Governance Policy & Voting Guidelines

9.	Adoption of anti-hostile takeover measures

AMJ considers such measures on a case-by-case basis. In principle we will oppose such measures, unless it is clear such measures are necessary and effective and will serve to enhance shareholder value. AMJ will generally vote against anti-takeover devices and support proposals aimed at revoking existing plans. AMJ will vote against increases in capital where the increase in authorised capital would dilute shareholder value in the long-term. Also, if management adopts other measures which fulfill the function of an anti-hostile takeover measure without seeking shareholder approval, methods of expressing a vote against management will be determined as deemed appropriate.

In a Japanese context, the following are among the steps we believe that can be viewed as “poison pill” equivalents: 1) MPO financings; 2) increases in authorized share capital without adequate explanation; 3) large scale dilution to parties other than shareholders; 4) issuance of “golden shares”; 5) deliberate changes as to the timing of re-election of directors; 6) lengthy extensions to the directors’ term. From the viewpoint of the safeguarding of shareholder rights, we will oppose the re-election of directors, for example, in this context.

10.	Capital Structure

Issue of classified stock

We will oppose the issue of classified stock without a rational explanation regarding the purpose of such a means of fund-raising.

Increase in the authorized share capital

AMJ will vote against the increase in the authorized share capital when we believe this will be detrimental to shareholder value.

Capital Increase

Capital increases will be judged on a case-by-case basis depending on its purpose. AMJ will vote against capital increases if the purpose is to defend against a takeover.

When new shares are issued, in principle, we believe existing shareholders should be given precedence. Even if this is not the case, we will look at each instance with due care.

If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding a capital increase during the fiscal year in question, we will oppose the election of directors.

Borrowing of Funds

AMJ will vote against abrupt increases in borrowing of funds if the purpose is to defend against a takeover. If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the borrowing of funds, we will oppose the re-election of directors.

Share Repurchase Programs

AMJ will vote in favour of share repurchase programs if it leads to an increase in the value of the company’s shares. If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the share repurchase program, we will oppose the re-election of directors.

129

Corporate Governance Policy & Voting Guidelines

11.	Mergers / Acquisitions

Mergers and acquisitions must only be consummated at a price representing fair value. If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the merger/acquisition, we will oppose the re-election of directors.

12.	Social and Environmental Issues

JPMAM is a signatory to UN PRI based on the belief that due consideration of ESG issues as part of the investment process of evaluating companies is essential in terms of the preservation and creation of shareholder value over the mid to long term. Companies have a social responsibility towards its employees, other stakeholders, the society at large with due regard for the environment. The approach to ESG of investee companies and those companies we research will impact their mid to long term earnings and can impact their reputation; thus, we ask companies to disclose sufficient information on environmental and social issues based on their long-term business strategy in order to make investment decisions reflecting an ESG assessment.

We do believe, however, that where sustainability issues are the subject of a proxy vote, a distinction needs to be made between shareholder proposals which are being used by activist groups to target companies as a means of promoting single-issue agendas which can impair shareholder value and limit the power of management, and those which are constructive with the aim of improving the society and the environment in a meaningful manner. AMJ will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.

AMJ does not exclude specific assets or types of assets on purely social, environmental or ethical criteria (unless specifically requested by clients). We do, however, engage with company management on sustainability issues as part of the analytical process.

13.	Conflicts of Interest

In order to maintain the integrity and independence of AMJ’s proxy-voting decisions, without undue influence from business relations with investee companies and to avoid conflicts of interest, AMJ refers to the view of third party governance specialists to form an objective and rational judgment.

There is a possibility that conflicts of interest may arise with other group companies within the JPMorgan Chase (the ultimate parent company of JPMAM) group as such companies may be providing funds or acting as the underwriter for investee companies. In order to maintain the integrity and independence of AMJ’s proxy-voting decisions, JPMorgan Chase has established formal barriers designed to restrict the flow of information between its securities, lending, investment banking and other divisions to investment professionals in the Asset Management division.

Nonetheless, where a potential material conflict of interest has been identified, AMJ, within the scope permitted by regulations and with clients, will call upon an independent third-party to make the voting decision, or it will contact individual clients to approve any voting decision, or may elect not to vote.

130

Corporate Governance Policy & Voting Guidelines

14.	Shareholder proposals

We will apply the same standards for all proposals with the aim of improving shareholder value. Therefore, whether the proposal has been made by management or by a shareholder will not influence our decision making.

131

Section 12 – Proxy Voting

12.1       Introduction

Kayne Anderson Rudnick Investment Management, LLC (the “Firm”) has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of our clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. The extent to which the Firm votes proxies is governed by the agreement between the Firm and its clients.

The Firm utilizes Institutional Shareholder Services, Inc. (“ISS” and the “Proxy Advisor”) to administer and analyze proxy votes. We determined initially that ISS has the capacity and competency to adequately analyze the matters for which the Firm is responsible for voting. The Proxy Advisor is reassessed on at least an annual basis by the Risk and Compliance Committee. Factors considered as part of this assessment include the following:

I.	Whether the Proxy Advisor maintains sufficient staffing, personnel, and technology to competently administer and analyze proxy votes.

II.	Whether the Proxy Advisor maintains policies and procedures that are reasonably effective at seeking timely input from issuers and clients with respect to its proxy voting policies, methodologies and peer group constructions including “say-on-pay votes.” These policies and procedures shall take into consideration unique characteristics of each issuer.

III.	Whether the Proxy Advisor adequately discloses its methodologies in formulating its voting recommendations, including its use of third party information sources and its interactions with issuers.

IV.	Whether the Proxy Advisor has policies and procedures for obtaining current and accurate information relevant to matters included in its research and on which it makes voting recommendations. These policies and procedures shall address the Proxy Advisor’s engagement with issuers, efforts to correct materially deficient analysis, disclosure of sources used and consideration of factors unique to the issuer.

V.	Whether the Proxy Advisor has policies and procedures in place to identify, disclose and address actual and potential conflicts concerning (1) its relationship with issuers that are subject of a proxy vote in writing and (2) its affiliations and ownership structure. Such policies and procedures shall be designed to produce disclosures that are context specific and utilize technology to make them readily accessible.

VI.	Instances in the prior year, if any, where the Proxy Advisor’s recommendations to the Firm were made based on materially inaccurate or incomplete information meriting ballot changes. Additionally, instances in the prior year, if any, where the Proxy Advisor submitted incorrect ballots and any subsequent action taken by ISS to correct the issue.

Additionally, the Risk and Compliance Committee reviews the Proxy Advisor’s voting policies annually and confirms the policies are in the best interest of the Firm’s clients.

In addition to analysis provided by ISS, the Firm also leverages the investment management team’s knowledge as part of its oversight of the Firm’s proxy voting policies and procedures. As part of the Firm’s research process, which can include reviewing regulatory filings, press releases, and industry data as well as comprehensive interviews with management and company personnel, the investment management team develops a strong understanding of the issuer. As the investment process screens for excellence in management, the Firm generally believes that non-shareholder-value issues should be voted in alignment with management’s recommendations as long as doing so does not present a conflict with clients’ interests. While the Firm’s clients may utilize different voting policies, the Firm believes there is no conflict between strategies because all strategies follow a singular quality focused investment strategy.

Plans governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with the Firm, the foregoing policies and procedures shall be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted. Consistent with Labor Department positions, it is the policy of the Firm to follow the provisions of a plan's governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

12.2       Voting Administrative Procedures

Administration of proxy voting is coordinated by the Operations Department and the Proxy Advisor. Where the client has delegated proxy voting authorization to the Firm, accounts are set to prepopulate votes in accordance with one of several voting policies by the Proxy Advisor depending on the type of client and consistent with the Firm’s voting principles. For certain situations, including the types of situations specifically listed below, the Firm’s Operations Department provides prepopulated votes and the Proxy Advisor’s analysis to the research analyst responsible for evaluating the issuer and/or the portfolio manager(s) responsible for the strategy holding the security for further review. If the research analyst and/or applicable portfolio manager(s) determine in good-faith that the Proxy Advisor’s prepopulated vote is not in the best interest of the Firm’s clients, the research analyst and/or applicable portfolio manager(s) shall submit a rationale to the Risk and Compliance Committee explaining: (1) how they propose to vote; (2) why the vote is in the clients’ best interest and not to their detriment; and (3) whether they identified any material inaccuracies or incomplete information on which the Proxy Advisor relied in making their recommendation. When two members of the Risk and Compliance Committee approve the change, the Operations Department shall manually override the ballot.

For votes involving a complex or controversial issue, the research analyst and/or portfolio manager(s) responsible for evaluating the issuer shall conduct further analysis before the votes are submitted. Further analysis may include discussions with the issuer or consideration of additional information. Circumstances meriting further analysis include, but may not be limited to, the following situations:

a.	Recommendations by the Proxy Advisor for votes against management in accordance with the proxy voting policy utilized for a client;

b.	Instances where the Firm is made aware that the issuer has responded to the Proxy Advisor’s voting recommendation or contacts a member of the investment team with relevant supplemental information;

c.	Major corporate events including mergers and acquisitions, dissolutions, conversions, and consolidations; or

d.	Contested elections for directors.

If after the additional analysis is complete, the research analyst and/or portfolio manager(s) wish to propose a change to the prepopulated vote, they shall submit a rationale to the Risk and Compliance Committee explaining (1) how they propose to vote, (2) why the vote is in the clients’ best interest, and (3) whether they identified any material inaccuracies or incomplete information on which the Proxy Advisor relied in making their recommendation.

With the approval of two members of the committee, the Operations Department shall manually override the ballot.

12.3       Limitations

We generally refrain from voting proxies in the following circumstances:

a.	Client maintains proxy voting authority or has delegated the right to vote proxies to a third-party other than the Firm;

b.	Client terminated our agreement;

c.	Instances where the cost of casting a vote would not reasonably be expected to have a material effect on the value of the client’s investment;

d.	Securities are out on loan and transferred into the borrower's name unless the proposal is materially, financially important to the client's account, in which case we recall the securities for voting; and

e.	Costs in voting proxies exceeds any anticipated benefits to the client such as instances where fees include costs of traveling to a remote location, high translation costs, or paying a high fee.

Amendment History

December 2020

January 2019

January 2015

January 2014

Lazard Asset Management

Global Proxy Voting Policy

A.	Introduction

Lazard Asset Management LLC and its investment advisory subsidiaries (“Lazard” or the “firm”) provide investment management services for client accounts, including proxy voting services. As a fiduciary, Lazard is obligated to vote proxies in the best interests of its clients over the long-term. Lazard has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interests, and within the framework of this Proxy Voting Policy (the “Policy”).

Lazard manages assets for a variety of clients worldwide, including institutions, financial intermediaries, sovereign wealth funds, and private clients. To the extent that proxy voting authority is delegated to Lazard, Lazard’s general policy is to vote proxies on a given issue in the same manner for all of its clients. This Policy is based on the view that Lazard, in its role as investment adviser, must vote proxies based on what it believes (i) will maximize sustainable shareholder value as a long-term investor; (ii) is in the best interest of its clients; and (iii) the votes that it casts are intended in good faith to accomplish those objectives.

This Policy recognizes that there may be times when meeting agendas or proposals may create the appearance of a material conflict of interest for Lazard. Lazard will look to alleviate the potential conflict by voting according to pre-approved guidelines. In conflict situations where a pre-approved guideline is to vote case-by-case, Lazard will vote according to the recommendation of one of the proxy voting services Lazard retains to provide independent analysis. More information on how Lazard handles material conflicts of interest in proxy voting is provided in Section F of this Policy.

B.	Responsibility to Vote Proxies

Generally, Lazard is willing to accept delegation from its clients to vote proxies. Lazard does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to Lazard, however, and Lazard will not vote proxies, or provide advice to clients on how to vote proxies, in the absence of a specific delegation of authority or an obligation under applicable law. For example, securities that are held in an investment advisory account for which Lazard exercises no investment discretion are not voted by Lazard, nor are shares that a client has authorized their custodian bank to use in a stock loan program which passes voting rights to the party with possession of the shares.

C.	General Administration

1.	Overview and Governance

Lazard’s proxy voting process is administered by members of its Operations Department (“the Proxy Administration Team”). Oversight of the process is provided by Lazard’s Legal & Compliance Department

132

and by a Proxy Committee comprised of senior investment professionals, members of the Legal & Compliance Department, the firm’s Co-Heads of Sustainable Investment & Environmental, Social and Corporate Governance (“ESG”) and other personnel. The Proxy Committee meets regularly, generally on a quarterly basis, to review this Policy and other matters relating to the firm’s proxy voting functions. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as needed. A representative of Lazard’s Legal & Compliance Department will participate in all Proxy Committee meetings.

A quorum for the conduct of any meeting will be met if a majority of the Proxy Committee’s members are in attendance by phone or in person. Decisions of the Proxy Committee will be made by consensus and minutes of each meeting will be taken and maintained by the Legal & Compliance Department. The Proxy Committee may, upon consultation with Lazard’s Chief Compliance Officer and General Counsel, or his designee, take any action that it believes to be necessary or appropriate to carry out the purposes of the Policy. The Chief Compliance Officer and General Counsel, or his designee, is responsible for updating this Policy, interpreting this Policy, and may act on behalf of the Proxy Committee in circumstances where a meeting of the members is not feasible.

2.	Role of Third Parties

Lazard currently subscribes to advisory and other proxy voting services provided by Institutional Shareholder Services Inc. (“ISS”) and Glass, Lewis & Co. (“Glass Lewis”). These proxy advisory services provide independent analysis and recommendations regarding various companies’ proxy proposals. While this research serves to help improve our understanding of the issues surrounding a company’s proxy proposals, Lazard’s Portfolio Manager/Analysts and Research Analysts (collectively, “Portfolio Management”) are responsible for providing the vote recommendation for a given proposal except when the Conflicts of Interest policy applies (see Section F).

ISS provides additional proxy-related administrative services to Lazard. ISS receives on Lazard’s behalf all proxy information sent by custodians that hold securities on behalf of Lazard’s clients and sponsored funds. ISS posts all relevant information regarding the proxy on its password-protected website for Lazard to review, including meeting dates, all agendas and ISS’ analysis. The Proxy Administration Team reviews this information on a daily basis and regularly communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis. ISS also provides Lazard with vote execution, recordkeeping and reporting support services. Members of the Proxy Committee, along with members of the Legal & Compliance Team, conducts periodic due diligence of ISS and Glass Lewis consisting of an annual questionnaire and, as appropriate, on site visits.

The Proxy Committee believes that the Policy is consistent with the firm’s Corporate Governance Principals and ESG and Climate Change Policies at https://www.lazardassetmanagement.com/about/esg.

133

3.	Voting Process

The Proxy Committee has approved proxy voting guidelines applicable to specific types of common proxy proposals (the “Approved Guidelines”). As discussed more fully below in Section D of this Policy, depending on the proposal, an Approved Guideline may provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis.

For each shareholder meeting the Proxy Administration Team provides Portfolio Management with the agenda and proposals, the Approved Guidelines, independent vote recommendations from Glass Lewis and ISS and supporting analyses for each proposal. Unless Portfolio Management disagrees with the Approved Guideline for a specific proposal, or where a potential material conflict of interest exists, the Proxy Administration Team will generally vote the proposal according to the Approved Guideline. In cases where Portfolio Management recommends a vote contrary to the Approved Guideline, a member of the Proxy Administration Team will contact a member of the Legal & Compliance Department advising the Proxy Committee. Such communication, which may be in the form of an e-mail, shall include: the name of the issuer, a description of the proposal, the Approved Guideline, any potential conflict of interest presented and the reason(s) Portfolio Management believes a proxy vote in this manner is in the best interest of clients In such cases, the Proxy Committee and the Legal & Compliance Department will review the proposal and make a determination.

Where the Approved Guideline for a particular type of proxy proposal is to vote on a case-by-case basis, Lazard believes that Portfolio Management is best able to evaluate the potential impact to shareholders resulting from a particular proposal. Similarly, with respect to certain Lazard strategies, as discussed more fully in Sections F and G below, the Proxy Administration Team will consult with Portfolio Management to determine when it would be appropriate to abstain from voting. The Proxy Administration Team seeks Portfolio Management’s recommendation on how to vote all such proposals. The Proxy Administration Team may also consult with Lazard’s Chief Compliance Officer and General Counsel (or his designee), and may seek the final approval of the Proxy Committee regarding a recommendation by Portfolio Management.

As a global firm, we recognize that there are differing governance models adopted in various countries and that local laws and practices vary widely. Although the Approved Guidelines are intended to be applied uniformly world-wide, where appropriate, Lazard will consider regional/local law and guidance in applying the Policy.

D.	Specific Proxy Items

Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a change in a company’s name. Others are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation/ issues, election of directors, mergers and other significant transactions and social or political issues. Lazard’s Approved Guidelines for certain common agenda items are outlined below. The Proxy

134

Committee will also consider any other proposals presented and determine whether to implement a new Approved Guideline.

Certain strategy-specific considerations may result in Lazard voting proxies other than according to the Approved Guidelines, not voting shares at all, issuing standing instructions to ISS on how to vote certain proxy matters on behalf of Lazard, or taking other action where unique circumstances require special voting efforts or considerations. These considerations are discussed in more detail in Section G, below.

1.	Routine Items

Lazard generally votes routine items as recommended by the issuer’s management and board of directors, based on the view that management is generally in a better position to assess these matters. Lazard considers routine items to be those that do not change the structure, charter, bylaws, or operations of an issuer in any way that is material to long-term shareholder value. Routine items generally include:

●	issues relating to the timing or conduct of annual meetings;
●	provisionary financial budgets and strategy for the current year;
●	proposals that allow votes submitted for the first call of the shareholder meeting to be considered in the event of a second call;
●	proposals to receive or approve of variety of routine reports (Lazard will generally vote FOR the approval of financial statements and director and auditor reports unless there are concerns about the accounts presented or audit procedures used or the company is not responsive to shareholder questions about specific items that should be publicly disclosed); and
●	changes to a company’s name.

2.	Amendments to Board Policy/Charter/Regulation:

Proposals to amend a company's Articles of Association and other bylaws are commonly seen at shareholder meetings. Companies usually disclose what is being amended, or the amended bylaws, or both in their meeting circulars. Amendments are nearly always bundled together as a single voting resolution, and Lazard’s general approach is to review these amendments on a case-by-case basis and to oppose article amendments as a whole when they include changes Lazard opposes.

Lazard has Approved Guidelines generally to vote FOR bylaw amendments that are driven by regulatory changes and are technical in nature or meant to update company-specific information such as address and/or business scope.

Lazard has Approved Guidelines generally to vote AGAINST bylaw amendments if

●	there is no disclosure on the proposed amendments or full text of the amended bylaw; or
●	the amendments include increase in the decision authority of what is considered “excessive” and the company fails to provide a compelling justification.

135

3.	Corporate Governance and Shareholder Rights

Many proposals address issues related to corporate governance and shareholder rights. These items often relate to a board of directors and its committees, anti-takeover measures, and the conduct of the company’s shareholder meetings.

a.	Board of Directors and its Committees

Lazard votes in favor of provisions that it believes will increase the effectiveness of an issuer’s board of directors.

Lazard has Approved Guidelines generally to vote FOR the following:

●	the establishment of an independent nominating committee, audit committee or compensation committee of a board of directors1;
●	a requirement that a substantial majority (e.g., 2/3) of a company’s directors be independent;

●

a proposal that a majority of the entirety of the board’s committees be comprised of independent directors;

●	proposals seeking to de-classify a board;
●	the implementation of director stock retention/holding periods;
●	proposals relating to the establishment of directors’ mandatory retirement age and age restrictions for directors especially where such proposals seek to facilitate the improvement of the diversity of the board; and
●	changes to the articles of association and other relevant documents which are in the long-term interests of shareholders;
●	the appointment or (re)election of internal statutory auditors/fiscal council members unless (a) the name of the management nominees are not disclosed in a timely manner prior to the meeting, (b) there are serious concerns about statutory reports presented or the audit procedures used, (c) questions exist concerning any of the auditors, (d) the auditors have previously served the company in an executive capacity (or are otherwise considered affiliated) or (e) minority shareholders have presented timely disclosure of minority fiscal council nominee(s) to be elected under separate elections.

Lazard has Approved Guidelines generally to vote on a CASE by CASE Basis for the following:

●	proposals to require an independent board chair or the separation of chairman and CEO; and
●	establishment of shareholder advisory committees.

1       However, Lazard will vote against proposals to elect or appoint such committee if the company is on the MSCI-EAFE or local main index and (1) a member of executive management would be a member of the committee; (2) more than one board member who is dependent on a major shareholder would be on the committee or (3) the chair of the board would also be the chair of the committee.

136

Lazard has Approved Guidelines generally to vote AGAINST the following:

●	proposals seeking to classify a board
●	the election of directors where the board does not have independent “key committees” or sufficient board independence;
●	non-independent directors who serve on key committees that are not sufficiently independent;
●	proposals relating to cumulative voting;

●	proposals where the names of the candidates (in the case of an election) or the principles for the establishment of a committee (where a new committee is being created) have not been disclosed in a timely manner;
●	release of restrictions on competitive activities of directors[2] if (a) there is a lack of disclosure on the key information including identities of directors in question, current position in the company and outside boards they are serving on or (b) the non-nomination system is employed by the company for the director election; and

the discharge of directors, including members of the management board and/or supervisory board and auditors, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties3.

b.	Anti-takeover Measures

Certain proposals are intended to deter outside parties from taking control of a company. Such proposals could entrench management and adversely affect shareholder rights and the value of the company’s shares.

Consequently, Lazard has adopted Approved Guidelines to vote AGAINST:

●	proposals to adopt supermajority vote requirements or increase vote requirements;
●	proposals seeking to adopt fair price provisions and on a case-by-case basis regarding proposals seeking to rescind them; and
●	“blank check” preferred stock.

Lazard has adopted Approved Guidelines to vote on a CASE by CASE basis regarding other provisions seeking to amend a company’s by-laws or charter regarding anti-takeover provisions or shareholder rights plans (also known as “poison pill plans”).

Lazard has adopted an Approved Guideline to vote FOR proposals that ask management to submit any new poison pill plan to shareholder vote.

2       This is intended to cover instances where directors engage in commercial transactions with the company and/or are involved with other companies (outside board memberships).

3       For example, a lack of oversight or actions by board members which invoke shareholder distrust, legal issues aiming to hold the board responsible for breach of trust or egregious governance issues.

137

c.	Conduct of Shareholder Meetings

Lazard generally opposes any effort by management to restrict or limit shareholder participation in shareholder meetings, and is in favor of efforts to enhance shareholder participation. Lazard has therefore adopted Approved Guidelines to vote AGAINST:

●	proposals to adjourn US meetings;
●	proposals seeking to eliminate or restrict shareholders’ right to call a special meeting;
●	efforts to eliminate or restrict right of shareholders to act by written consent; and
●	proposals to adopt supermajority vote requirements, or increase vote requirements.

Lazard has adopted Approved Guidelines to vote on a CASE by CASE basis on changes to quorum requirements and FOR proposals providing for confidential voting.

4.	Changes to Capital Structure

Lazard receives many proxies that include proposals relating to a company’s capital structure. These proposals vary greatly, as each one is unique to the circumstances of the company involved, as well as the general economic and market conditions existing at the time of the proposal. A board and management may have many legitimate business reasons in seeking to effect changes to the issuer’s capital structure, including investing in financial products and raising additional capital for appropriate business reasons, cash flow and market conditions. Lazard generally believes that these decisions are best left to management but will monitor these proposals closely to ensure that they are aligned with the long-term interests of shareholders.

Lazard has adopted Approved Guidelines to vote FOR:

●	management proposals to increase or decrease authorized common or preferred stock (unless it is believed that doing so is intended to serve as an anti-takeover measure);
●	stock splits and reverse stock splits;
●	investments in financial products unless the company fails to provide meaningful shareholder vote or there are significant concerns with the company’s previous similar investments;4
●	requests to reissue any repurchased shares unless there is clear evidence of abuse of authority in the past;
●	management proposals to adopt or amend dividend reinvestment plans; and

●	dividend distribution policies unless (a) the dividend payout ratio has been consistently below 30% without adequate explanation or (b) the payout is excessive given the company’s financial position.

4       Evaluate (a) any known concerns with previous investments, (b) amount of the proposed investment relative to the company’s assets and

(c)	disclosure of the nature of products in which the company proposed to invest and associated risks of the investment.

138

Lazard has adopted Approved Guidelines to vote on a CASE by CASE basis for:

●	matters affecting shareholder rights, such as amending votes-per-share;
●	management proposals to issue a new class of common or preferred shares (unless covered by an Approved Guideline relating to the disapplication of pre-emption rights);
●	the use of proceeds and the company’s past share issuances[5];
●	proposals seeking to approve or amend stock ownership limitations or transfer restrictions; and
●	loan and financing proposals. In assessing requests for loan financing provided by a related party the following factors will be considered: (a) use of proceeds, size or specific amount of loan requested, interest rate and relation of the party providing the loan.

Lazard has adopted Approved Guidelines to vote AGAINST:

●	changes in capital structure designed to be used in poison pill plans or which seeks to disregard pre-emption rights in a way that does not follow guidance set by the UK Pre-Emption Group’s Statement of Principles;
●	the provision of loans to clients, controlling shareholders and actual controlling persons of the company; and
●	the provision of loans to an entity in which the company’s ownership stake is less than 75% and the financing provision is not proportionate to the company’s equity stake.

5.	Executive Compensation Issues

Lazard supports efforts by companies to adopt compensation and incentive programs to attract and retain the highest caliber management possible, and to align the interests of a board, management and employees with those of long-term shareholders. Lazard generally favors programs intended to reward management and employees for positive and sustained, long-term performance but will take into account various considerations such as whether compensation appears to be appropriate for the company after an analysis of the totality of the circumstances (including the company’s time in history and evolution).

Lazard has Approved Guidelines generally to vote FOR

●	employee stock purchase plans, deferred compensation plans, stock option plans and stock appreciation rights plans that are in the long-term interests of shareholders;
●	proposals to submit severance agreements to shareholders for approval;
●	annual advisory votes on compensation outcomes where the outcomes are considered to be aligned with the interest of shareholders; and

5       Specifically, with respect to the issuance of shares to raise funds for general financing purposes, Lazard will consider the Measures for the Administration of the Issuance of Securities by Listed Companies 2006 and the Detailed Rules for Private Placement by Listed Companies, the China Securities Regulatory Commission.

139

●	annual compensation policy votes where the policy structures are considered to be aligned with the interest of shareholders.

Lazard has Approved Guidelines generally to vote on a CASE by CASE basis regarding:

●	restricted stock plans that do not define performance criteria; and
●	proposals to approve executive loans to exercise options.

Lazard has Approved Guidelines generally to vote AGAINST:

●	proposals to re-price underwater options;
●	annual advisory votes on remuneration outcomes where the outcomes are considered not to be in the interests of shareholders; and
●	annual remuneration policy vote where the policy structures are considered not to be in the interests of shareholders.

6.	Mergers and Other Significant Transactions

Shareholders are asked to consider a number of different types of significant transactions, including mergers, acquisitions, sales of all or substantially all of a company’s assets, reorganizations involving business combinations and liquidations. Each of these transactions is unique. Therefore, Lazard’s Approved Guideline is to vote in accordance with the recommendation of one of the proxy voting services Lazard retains to provide independent analysis, although exception can be made following a successful written appeal to the Proxy Voting committee.

7.	Environmental, Social, and Corporate Governance

Proposals involving environmental, social, and corporate governance issues take many forms and cover a wide array of issues. Some examples may include: proposals to have a company increase its environmental disclosure; adoption of principles to limit or eliminate certain business activities; adoption of certain conservation efforts; adoption of proposals to improve the diversity of the board, the senior management team and the workforce in general; adoption of proposals to improve human capital management or the adoption of certain principles regarding employment practices or discrimination policies. These items are often presented by shareholders and are often opposed by the company’s management and its board of directors.

As set out in Lazard’s separate ESG Policy, Lazard is committed to an investment approach that incorporates ESG considerations in a comprehensive manner in order to safeguard the long-term interests of our clients and to manage more effectively long-term investment risks and opportunities related to ESG matters. Lazard generally supports the notion that corporations should be expected to act as good citizens. Lazard generally votes on environmental, social and corporate governance proposals in a way that it believes will most increase long-term shareholder value.

140

Lazard’s Approved Guidelines are structured to evaluate many environmental, social and corporate governance proposals on a case-by-case basis.

However, as a guide, Lazard will generally vote FOR proposals:

●	asking for a company to increase its environmental/social disclosures (e.g., to provide a corporate sustainability report);
●	seeking the approval of anti-discrimination policies;
●	which are considered socially responsible agenda items;
●	which improve an investee company’s ESG risk management and related disclosures; and
●	deemed to be in the long-term interests of shareholders.

8.	Shareholder Proposals

Lazard believes in the ability of shareholders to leverage their rights related to the use of shareholder proposals to address deficits in best practices and related disclosures by companies. Many ESG issues are improved through such use of shareholder proposals. For example, some companies are collaborating with shareholders on such proposals by voicing their support and recommending that shareholders vote in-line with such proposals.

Lazard has Approved Guidelines generally to vote FOR shareholder proposals which:

●	seek improved disclosure of an investee company’s ESG practices over an appropriate timeframe;
●	seek improved transparency over how the investee company is supporting the transition to a low carbon economy;
●	seek to improve the diversity of the board;
●	seek improved disclosures on the diversity of the board and the wider workforce;
●	seek to establish minimum stock-ownership requirements for directors over an appropriate time frame;
●	seek to eliminate or restrict severance agreements, or
●	are deemed to be in the long-term interests of shareholders including Lazard’s clients.

Lazard has Approved Guidelines generally to vote AGAINST shareholder proposals which:

●	seek to infringe excessively on management’s decision-making flexibility;
●	seek to establish additional board committees (absent demonstrable need);
●	seek to establish term limits for directors if this is unnecessary;
●	seek to change the size of a board (unless this facilitates improved board diversity);
●	seek to require two candidates for each board seat; or
●	are considered not to be in the long-terms interests of shareholders.

141

E.	Voting Securities in Different Countries

Laws and regulations regarding shareholder rights and voting procedures differ dramatically across the world. In certain countries, the requirements or restrictions imposed before proxies may be voted may outweigh any benefit that could be realized by voting the proxies involved. For example, certain countries restrict a shareholder’s ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as “share blocking”). In other instances, the costs of voting a proxy (i.e., by being routinely required to send a representative to the meeting) may simply outweigh any benefit to the client if the proxy is voted. Generally, the Proxy Administration Team will consult with Portfolio Management in determining whether to vote these proxies.

There may be other instances where Portfolio Management may wish to refrain from voting proxies (See Section G.1. below).

F.	Conflicts of Interest
1.	Overview

This Policy and related procedures implemented by Lazard are designed to address potential conflicts of interest posed by Lazard’s business and organizational structure. Examples of such potential conflicts of interest are:

●	Lazard Frères & Co. LLC (“LF&Co.”), Lazard’s parent company and a registered broker- dealer, or a financial advisory affiliate, has a relationship with a company the shares of which are held in accounts of Lazard clients, and has provided financial advisory or related services to the company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction);
●	Lazard serves as an investment adviser for a company the management of which supports a particular proposal;
●	Lazard serves as an investment adviser for the pension plan of an organization that sponsors a proposal; or
●	A Lazard employee who would otherwise be involved in the decision-making process regarding a particular proposal has a material relationship with the issuer or owns shares of the issuer.

2.	General Policy

All proxies must be voted in the best long-term interest of each Lazard client, without consideration of the interests of Lazard, LF&Co. or any of their employees or affiliates. The Proxy Administration Team is responsible for all proxy voting in accordance with this Policy after consulting with the appropriate member or members of Portfolio Management, the Proxy Committee and/or the Legal & Compliance Department. No other employees of Lazard, LF&Co. or their affiliates may influence or attempt to influence the vote on any proposal. Violations of this Policy could result in disciplinary action, including letter of censure, fine

142

or suspension, or termination of employment. Any such conduct may also violate state and Federal securities and other laws, as well as Lazard’s client agreements, which could result in severe civil and criminal penalties being imposed, including the violator being prohibited from ever working for any organization engaged in a securities business. Every officer and employee of Lazard who participates in any way in the decision-making process regarding proxy voting is responsible for considering whether they have a conflicting interest or the appearance of a conflicting interest on any proposal. A conflict could arise, for example, if an officer or employee has a family member who is an officer of the issuer or owns securities of the issuer. If an officer or employee believes such a conflict exists or may appear to exist, he or she should notify the Chief Compliance Officer immediately and, unless determined otherwise, should not continue to participate in the decision-making process.

3.	Monitoring for Conflicts and Voting When a Material Conflict Exists

The Proxy Administration Team monitors for potential conflicts of interest that could be viewed as influencing the outcome of Lazard’s voting decision. Consequently, the steps that Lazard takes to monitor conflicts, and voting proposals when the appearance of a material conflict exists, differ depending on whether the Approved Guideline for the specific item is clearly defined to vote for or against, or is to vote on a case-by-case basis. Any questions regarding application of these conflict procedures, including whether a conflict exists, should be addressed to Lazard’s Chief Compliance Officer and General Counsel.

a.	Where Approved Guideline Is For or Against

Lazard has an Approved Guideline to vote for or against regarding most proxy agenda/proposals. Generally, unless Portfolio Management disagrees with the Approved Guideline for a specific proposal, the Proxy Administration Team votes according to the Approved Guideline. It is therefore necessary to consider whether an apparent conflict of interest exists when Portfolio Management disagrees with the Approved Guideline. The Proxy Administration Team will use its best efforts to determine whether a conflict of interest or potential conflict of interest exists. If conflict appears to exist, then the proposal will be voted according to the Approved Guideline. In situations where the Approved Guideline is to vote Case by Case, Lazard will vote in accordance with the recommendations of one of the proxy voting services Lazard retains to provide independent analysis.

In addition, in the event of a conflict that arises in connection with a proposal for Lazard to vote shares held by Lazard clients in a Lazard mutual fund, Lazard will typically vote each proposal for or against proportion to the shares voted by other shareholders.

b.	Where Approved Guideline Is Case-by-Case

In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard’s policy is to vote the proxy item according to the majority recommendation of the independent proxy services to which we subscribe.

143

G.	Other Matters
1.	Issues Relating to Management of Specific Lazard Strategies

Due to the nature of certain strategies managed by Lazard, there may be times when Lazard believes that it may not be in the best interests of its clients to vote in accordance with the Approved Guidelines, or to vote proxies at all. In certain markets, the fact that Lazard is voting proxies may become public information, and, given the nature of those markets, may impact the price of the securities involved. Lazard may simply require more time to fully understand and address a situation prior to determining what would be in the best interests of shareholders. In these cases the Proxy Administration Team will look to Portfolio Management to provide guidance on proxy voting rather than vote in accordance with the Approved Guidelines, and will obtain the Proxy Committee’s confirmation accordingly.

Additionally, Lazard may not receive notice of a shareholder meeting in time to vote proxies for or may simply be prevented from voting proxies in connection with a particular meeting. Due to the compressed time frame for notification of shareholder meetings and Lazard’s obligation to vote proxies on behalf of its clients, Lazard may issue standing instructions to ISS on how to vote on certain matters.

Different strategies managed by Lazard may hold the same securities. However, due to the differences between the strategies and their related investment objectives, one Portfolio Management team may desire to vote differently than the other, or one team may desire to abstain from voting proxies while the other may desire to vote proxies. In this event, Lazard would generally defer to the recommendation of the Portfolio Management teams to determine what action would be in the best interests of its clients. The Chief Compliance Officer and General Counsel, in consultation with members of the Proxy Committee will determine whether it is appropriate to approve a request to split votes among one or more Portfolio Management teams.

2.	Stock Lending

As noted in Section B above, Lazard does not generally vote proxies for securities that a client has authorized their custodian bank to use in a stock loan program, which passes voting rights to the party with possession of the shares. Under certain circumstances, Lazard may determine to recall loaned stocks in order to vote the proxies associated with those securities. For example, if Lazard determines that the entity in possession of the stock has borrowed the stock solely to be able to obtain control over the issuer of the stock by voting proxies, or if the client should specifically request Lazard to vote the shares on loan, Lazard may determine to recall the stock and vote the proxies itself. However, it is expected that this will be done only in exceptional circumstances. In such event, Portfolio Management will make this determination and the Proxy Administration Team will vote the proxies in accordance with the Approved Guidelines.

144

H.	Reporting

Separately managed account clients of Lazard who have authorized Lazard to vote proxies on their behalf will receive information on proxy voting with respect to that account. Additionally, the US mutual funds managed by Lazard will disclose proxy voting information on an annual basis on Form N-PX which is filed with the SEC.

I.	Recordkeeping

Lazard will maintain records relating to the implementation of the Approved Guidelines and this Policy, including a copy of the Approved Guidelines and this Policy, proxy statements received regarding client securities, a record of votes cast and any other document created by Lazard that was material to a determination regarding the voting of proxies on behalf of clients or that memorializes the basis for that decision. Such proxy voting books and records shall be maintained in the manner and for the length of time required in accordance with applicable regulations.

J.	Review of Policy and Approved Guidelines

The Proxy Committee will review this Policy at least annually to consider whether any changes should be made to it or to any of the Approved Guidelines. The Proxy Committee will make revisions to its Approved Guidelines when it determines it is appropriate or when it sees an opportunity to materially improve outcomes for clients. Questions or concerns regarding the Policy should be raised with Lazard’s General Counsel and Chief Compliance Officer.

Revised As Of March 31, 2020

145

LOOMIS, SAYLES & COMPANY PROXY VOTING POLICIES AND PROCEDURES February 11, 2020

146
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

1. GENERAL

A.	Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies of the securities held in its clients’ portfolios on behalf of each client that has delegated proxy voting authority to Loomis Sayles as investment adviser. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interests of clients, in accordance with Loomis Sayles’ fiduciary duty, and all applicable law and regulations. The Proxy Voting Procedures, as implemented by the Loomis Sayles Proxy Committee (as described below), are intended to support good corporate governance, including those corporate practices that address environmental and social issues (“ESG Matters”), in all cases with the objective of protecting shareholder interests and maximizing shareholder value.

Loomis Sayles uses the services of third parties (each a “Proxy Voting Service” and collectively the “Proxy Voting Services”), to provide research, analysis and voting recommendations and to administer the process of voting proxies for those clients for which Loomis Sayles has voting authority. Any reference in these Proxy Voting Procedures to a “Proxy Voting Service” is a reference either to the Proxy Voting Service that provides research, analysis and voting recommendations to Loomis Sayles or to the Proxy Voting Service that administers the process of voting proxies for Loomis Sayles or to both, as the context may require. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Service that provides research, analysis and voting recommendations to Loomis Sayles unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B.	General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1. Client’s Best Interests. The Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interests of clients. When considering the best interests of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. To protect its clients’ best interests, Loomis Sayles has integrated the consideration

147
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

of ESG Matters into its investment process. The Proxy Voting Procedures are intended to reflect the impact of these factors in cases where they are material to the growth and sustainability of an issuer. Loomis Sayles has established its Proxy Voting Procedures to assist it in making its proxy voting decisions with a view toward enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or future market value of the issuer’s securities during the expected holding period. Loomis Sayles also believes that protecting the best interests of clients requires the consideration of potential material impacts of proxy proposals associated with ESG Matters.

2. Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (a) retain the authority to vote proxies on securities in its account; (b) delegate voting authority to another party; or (c) instruct Loomis Sayles to vote proxies according to a policy that differs from the Proxy Voting Procedures. Loomis Sayles will honor any of these instructions if the instruction is agreed to in writing by Loomis Sayles in its investment management agreement with the client. If Loomis Sayles incurs additional costs or expenses in following any such instruction, it may request payment for such additional costs or expenses from the client.

3. Stated Policies. In the interest of consistency in voting proxies on behalf of its clients where appropriate, Loomis Sayles has adopted policies that identify issues where Loomis Sayles will (a) generally vote in favor of a proposal; (b) generally vote against a proposal; (c) generally vote as recommended by the Proxy Voting Service; and (d) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote. In certain cases where the recommendation of the Proxy Voting Service and the recommendation of the issuer’s management are the same, the vote will generally be cast as recommended and will not be reviewed on a case-by-case basis by the Proxy Committee. There may be situations where Loomis Sayles casts split votes despite the stated policies. For example, Loomis Sayles may cast a split vote when different clients may be invested in strategies with different investment objectives, or when different clients may have different economic interests in the outcome of a particular proposal. Loomis Sayles also may cast a split vote on a particular proposal when its investment teams have differing views regarding the impact of the proposal on their clients’ investment interests.

148
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

4. Abstentions and Other Exceptions. Loomis Sayles’ general policy is to vote rather than abstain from voting on issues presented, unless the Proxy Committee determines, pursuant to its best judgment, that the client’s best interests require abstention.  However, in the following circumstances Loomis Sayles may not vote a client’s proxy:

●	The Proxy Committee has concluded that voting would have no meaningful, identifiable economic benefit to the client as a shareholder, such as when the security is no longer held in the client’s portfolio or when the value of the portfolio holding is insignificant.

●	The Proxy Committee has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-US jurisdictions, the sale of securities voted may be legally or practically prohibited or subject to some restrictions for some period of time, usually between the record and meeting dates (“share blocking”). Loomis Sayles believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Information about share blocking is often incomplete or contradictory. Loomis Sayles relies on the client’s custodian and on its Proxy Voting Service to identify share blocking jurisdictions. To the extent such information is wrong, Loomis Sayles could fail to vote shares that could have been voted without loss of investment flexibility, or could vote shares and then be prevented from engaging in a potentially beneficial portfolio transaction.

●	Administrative requirements for voting proxies in certain foreign jurisdictions (which may be imposed a single time or may be periodic), such as providing a power of attorney to the client’s local sub-custodian, cannot be fulfilled due to timing of the requirement, or the costs required to fulfill the administrative requirements appear to outweigh the benefits to the client of voting the proxy.

●	The client, as of the record date, has loaned the securities to which the proxy relates and Loomis Sayles has concluded that it is not in the best interest of the client to recall the loan or is unable to recall the loan in order to vote the securities.

●	The client so directs Loomis Sayles.

The Proxy Committee will generally vote against, rather than abstain from voting on, ballot issues where the issuer does not provide sufficient information to make an informed

149
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client's behalf, such as when ballot delivery instructions have not been processed by a client's custodian, when the Proxy Voting Service has not received a ballot for a client's account (e.g., in cases where the client’s shares have been loaned to a third party1), when proxy materials are not available in English, and under other circumstances beyond Loomis Sayles’ control.

5. Oversight. All issues presented for shareholder vote are subject to the oversight of the Proxy Committee, either directly or by application of this policy. All non-routine issues will generally be considered directly by the Proxy Committee and, when necessary, the investment professionals responsible for an account holding the security, and will be voted in the best investment interests of the client. All routine “for” and “against” issues will be voted according to this policy unless special factors require that they be considered by the Proxy Committee and, when necessary, the investment professionals responsible for an account holding the security.

6. Availability of Procedures. Loomis Sayles publishes these Proxy Voting Procedures, as updated from time to time, on its public website, www.loomissayles.com, and includes a description of its Proxy Voting Procedures in Part 2A of its Form ADV. Upon request, Loomis Sayles also provides clients with a copy of its Proxy Voting Procedures.

7. Disclosure of Vote. Loomis Sayles makes certain disclosures regarding its voting of proxies in the aggregate (not specific as to clients) on its website, www.loomissayles.com. For mutual funds that it manages, Loomis Sayles is required by law to make certain disclosures regarding its voting of proxies annually. This information is also available on the Loomis Sayles website. Additionally, Loomis Sayles will, upon request by a client, provide information about how each proxy was voted with respect to the securities in that client’s account. Loomis Sayles’ policy is not to disclose a client’s proxy voting records to third parties except as required by applicable law and regulations.

C.	Proxy Committee.

1.	Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of the Director of ESG, representatives of the Equity Research Department and the Legal and Compliance Department, and other employees of Loomis

1 Loomis Sayles does not engage in securities lending. However, some clients do opt to lend securities, availing themselves of their custodians’ services.

150
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, he or she may designate another individual to act on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or the analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with voting proxies of that issuer. Voting determinations made by the Proxy Committee generally will be memorialized electronically (e.g., by email).

2.        Duties. The Proxy Committee’s specific responsibilities include the following:

a.	developing, authorizing, implementing and updating the Proxy Voting Procedures, including:

(i)        annually reviewing the Proxy Voting Procedures to ensure consistency with internal policies and regulatory agency policies, including determining the continuing adequacy of the Proxy Voting Procedures to confirm that they have been formulated reasonably and implemented effectively, including whether they continue to be reasonably designed to ensure that proxy votes are cast in clients’ best interest,

(ii)        annually reviewing existing voting guidelines and developing of additional voting guidelines to assist in the review of proxy proposals, and

(iii)        annually reviewing the proxy voting process and addressing any general issues that relate to proxy voting;

b.	overseeing the proxy voting process, including:

(i)        overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

(ii)        directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration,

(iii)        consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate, and

(iv)        periodically sampling or engaging an outside party to sample proxy votes to ensure they comply with the Proxy Voting Procedures and are cast in accordance with the clients’ best interests;

151
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

c.	engaging and overseeing third-party vendors that materially assist Loomis Sayles with respect to proxy voting, such as the Proxy Voting Services, including:

(i)        determining and periodically reassessing whether, as relevant, the Proxy Voting Service has the capacity and competency to adequately analyze proxy issues by considering:

(a)        the adequacy and quality of the Proxy Voting Service’s staffing, personnel and technology,

(b)       whether the Proxy Voting Service has adequately disclosed its methodologies in formulating voting recommendations, such that Loomis Sayles can understand the factors underlying the Proxy Voting Service’s voting recommendations,

(c)        the robustness of the Proxy Voting Service’s policies and procedures regarding its ability to ensure that its recommendations are based on current, materially complete and accurate information, and

(d)       the Proxy Voting Service’s policies and procedures regarding how it identifies and addresses conflicts of interest, including whether the Proxy Voting Service’s policies and procedures provide for adequate disclosure of its actual and potential conflicts of interest with respect to the services it provides to Loomis Sayles.

(ii)        providing ongoing oversight of the Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients and in accordance with these Proxy Voting Procedures and the determinations and directions of the Proxy Committee,

(iii)        receiving and reviewing updates from the Proxy Voting Services regarding relevant business changes or changes to the Proxy Voting Services’ conflict policies and procedures, and

(iv) in the event that the Proxy Committee becomes aware that a recommendation of the Proxy Voting Service was based on a material factual error (including materially inaccurate or incomplete information): investigating the error, considering the nature of the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future; and

d.	further developing and/or modifying these Proxy Voting Procedures as otherwise appropriate or necessary.

3. Standards.

152
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

a. When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interests as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b. When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

D.	Conflicts of Interest.

Loomis Sayles has established policies and procedures to ensure that proxy votes are voted in its clients’ best interests and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Proxy Voting Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Service in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Service’s recommendation is not in the best interests of the firm’s clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Service’s recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have, and (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event, prior to directing any vote, the Proxy Committee will make reasonable efforts to obtain and consider information, opinions and recommendations from or about the opposing position.

E.	Recordkeeping.

Loomis Sayles or the Proxy Voting Service will maintain records of proxies voted pursuant to Rule 204-2 under the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

153
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

2. PROXY VOTING

A.	Introduction

Loomis Sayles has established certain specific guidelines intended to achieve the objective of the Proxy Voting Procedures: to support good corporate governance, including ESG Matters, in all cases with the objective of protecting shareholder interests and maximizing shareholder value.

B.	Board of Directors

Loomis Sayles believes that an issuer’s independent, qualified board of directors is the foundation of good corporate governance. Loomis Sayles supports proxy proposals that reflect the prudent exercise of the board’s obligation to provide leadership and guidance to management in fulfilling its obligations to its shareholders.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Chairman and CEO are Separate Positions: Vote for proposals that require the positions of chairman and CEO to be held by different persons.

Director and Officer Indemnification and Liability Protection:

A.	Vote against proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond legal expenses to acts such as gross negligence that are more serious violations of fiduciary obligations than mere carelessness.
B.	Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (i) the director or officer was found to have acted in good faith and in a manner that the director or officer reasonably believed was in the best interests of the company, and (ii) if the director's or officer’s legal expenses only would be covered.

Director Nominees in Contested Elections: Votes in a contested election of directors or a “vote no” campaign must be evaluated on a case-by-case basis, considering the following factors: (1) long-term financial performance of the issuer relative to its industry; management's track

154
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

record; (2) background to the proxy contest; qualifications of director nominees (both slates); (3) evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and (4) stock ownership positions.

Director Nominees in Uncontested Elections:

A.	Vote for proposals involving routine matters such as election of directors, provided that at least two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.
B.	Vote against nominees that are CFOs of the subject company and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interests of shareholders. Vote against nominees that have attended less than 75% of board and committee meetings, unless a reasonable cause (e.g., health or family emergency) for the absence is noted and accepted by the Proxy Voting Service and the board. Vote against affiliated or inside nominees who serve on a board committee or if less than two-thirds of the board would be independent. Vote against governance or nominating committee members if there is no independent lead or presiding director and if the position of CEO and chairman are not held by separate individuals. Generally, vote against audit committee members if auditor ratification is not proposed, except in cases involving mutual fund board members, who are not required to submit auditor ratification for shareholder approval pursuant to Investment Company Act of 1940 rules. Vote against compensation committee members when Loomis Sayles or the Proxy Voting Service recommends a vote against the issuer's "say on pay" advisory vote. A recommendation of the Proxy Voting Service will generally be followed when electing directors of foreign companies.
C.	Generally, vote against all members of a board committee and not just the chairman or a representative thereof in situations where the Proxy Voting Service finds that the board committee has not acted in the best interests of shareholders.
D.	Vote as recommended by the Proxy Voting Service when directors are being elected as a slate and not individually.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Independent Board Chairman:

A.	Vote for shareholder proposals that generally request the board to adopt a policy requiring its chairman to be "independent," as defined by a relevant exchange or market with respect

155
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

to any issuer whose enterprise value is, according to the Proxy Voting Service, greater than or equal to $10 billion.

B.	Vote such proposals on a case-by-case basis when, according to the Proxy Voting Service, the issuer's enterprise value is less than $10 billion.

Multiple Directorships: Vote for a director nominee that is a chair or chief executive officer that sits on fewer than three company boards. Vote against a director nominee that is a chair or chief executive officer that sits on three or more company boards, unless a convincing argument to vote for that nominee is made by the Proxy Voting Service, in which case, the recommendation of the Proxy Voting Service will generally be followed.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

Stock Ownership Requirements: Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

C.	Ratification of Auditor

Loomis Sayles generally supports proposals for the selection or ratification of independent auditors, subject to consideration of various factors such as independence and reasonableness of fees.

A.       Generally vote for proposals to ratify auditors.

B.	Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position. In general, if non-audit fees amount to 35% or more of total fees paid to a company's auditor we will vote against ratification and against the members of the audit committee.
C.	Vote against ratification of auditors and vote against members of the audit committee where it is known that an auditor has negotiated an alternative dispute resolution procedure.

D. Remuneration and Benefits

156
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

Loomis Sayles believes that an issuer’s compensation and benefit plans must be designed to ensure the alignment of executives’ and employees’ interests with those of its shareholders.

401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k) savings plan for employees.

Compensation Plans: Proposals with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Compensation in the Event of a Change in Control: Votes on proposals regarding executive compensation in the event of a change in control of the issuer will be considered on a case-by-case basis.

Director Related Compensation: Vote for proposals that are required by and comply with the applicable state or listing requirements governing the issuer. All other proposals relating to director compensation will be reviewed on a case-by-case basis.

Employee Stock Ownership Plans (“ESOPs”): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares), in which case the recommendation of the Proxy Voting Service will generally be followed.

Golden Coffins: Review on a case-by-case basis all proposals relating to the obligation of an issuer to provide remuneration or awards to survivors of executives payable upon such executive's death.

Golden and Tin Parachutes:

A.	Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.
B.	Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A.	Vote for proposals to amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

157
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

B.	Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.
C.	Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.
D.	Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Shareholder Proposals to Limit Executive and Director Pay Including Executive Compensation Advisory Resolutions (“Say on Pay”):

A.	Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.
B.	Review on a case-by-case basis (1) all shareholder proposals that seek to limit executive and director pay and (2) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions.
C.	Vote against proposals to link all executive or director variable compensation to performance goals.
D.	Vote for an annual review of executive compensation.

E. Non-binding advisory votes on executive compensation will be voted as recommended by the Proxy Voting Service.

F. For foreign domiciled issuers where a non-binding advisory vote on executive compensation is proposed concurrently with a binding vote on executive compensation, and the recommendation of the Proxy Voting Service is the same for each proposal, a vote will be entered as recommended by the Proxy Voting Service.

Share Retention by Executives: Generally vote against shareholder proposals requiring executives to retain shares of the issuer for fixed periods unless the board and the Proxy Voting Service recommend voting in favor of the proposal.

Stock Option Plans: A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A.	Vote against stock option plans which expressly permit repricing of underwater options.
B.	Vote against proposals to make all stock options performance based.
C.	Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.
D.	Vote for proposals that request expensing of stock options.

158
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

E. Capital Structure Management Issues

Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.

Authority to Issue Shares: Vote for proposals by boards to authorize the issuance of shares (with or without preemptive rights) to the extent the size of the proposed issuance in proportion to the issuer’s issued ordinary share capital is consistent with industry standards and the recommendations of the issuer’s board and the Proxy Voting Service are in agreement. Proposals that do not meet the above criteria will be reviewed on a case-by-case basis.

Blank Check Preferred Authorization:

A.	Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.
B.	Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
C.	Review proposals to increase the number of authorized blank check preferred shares on a case-by-case basis.

Common Stock Authorization: Vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.

Greenshoe Options (French issuers only): Vote for proposals by boards of French issuers in favor of greenshoe options that grant the issuer the flexibility to increase an over-subscribed securities issuance by up to 15% so long as such increase takes place on the same terms and within thirty days of the initial issuance, provided that the recommendation of the issuer’s board and the Proxy Voting Service are in agreement. Proposals that do not meet the above criteria will be reviewed on a case-by-case basis.

Reverse Stock Splits: Vote for management proposals to reduce the number of outstanding shares available through a reverse stock split.

159
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

Share Cancellation Programs: Vote for management proposals to reduce share capital by means of cancelling outstanding shares held in the issuer's treasury.

Share Repurchase Programs: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions, Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

F. Mergers, Asset Sales and Other Special Transactions

Proposals for transactions that have the potential to affect the ownership interests and/or voting rights of the issuer’s shareholders, such as mergers, asset sales and corporate or debt restructuring, will be considered on a case-by-case basis, based on (1) whether the best economic result is being created for shareholders, (2) what changes in corporate governance will occur, (3) what impact they will have on shareholder rights, (4) whether the proposed transaction has strategic merit for the issuer, and (5) other factors as noted in each section below, if any.

Asset Sales: Votes on asset sales will be determined on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of inefficiencies.

Conversion of Debt Instruments: Votes on the conversion of debt instruments will be considered on a case-by-case basis after the recommendation of the relevant Loomis Sayles equity or fixed income analyst is obtained.

Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales will be considered on a case-by-case basis.

Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues:

A.	Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

160
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

B.	Change in Control - Will the transaction result in a change in control of the company?
C.	Bankruptcy – Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

D. Potential Conflicts of Interest – For example, clients may own securities at different levels of the capital structure; in such cases, Loomis Sayles will exercise voting or consent rights for each such client based on that client’s best interests, which may differ from the interests of other clients.

Delisting a Security: Proposals to delist a security from an exchange will be evaluated on a case-by-case basis.

Fair Price Provisions:

A. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Greenmail:

A.	Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
B.	Review anti-greenmail proposals on a case-by-case basis when they are bundled with other charter or bylaw amendments.

Liquidations: Proposals on liquidations will be voted on a case-by-case basis after reviewing relevant factors including but not necessarily limited to management's efforts to pursue other alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Mergers and Acquisitions: Votes on mergers and acquisitions should be considered on a case-by-case basis, generally taking into account relevant factors including but not necessarily limited to: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Poison Pills:

A.	Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

161
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

B.	Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.
C.	Review on a case-by-case basis management proposals to ratify a poison pill.

Reincorporation Provisions: Proposals to change a company's domicile will be evaluated on a case-by-case basis.

Right to Adjourn: Vote for the right to adjourn in conjunction with a vote for a merger or acquisition or other proposal, and vote against the right to adjourn in conjunction with a vote against a merger or acquisition or other proposal.

Spin-offs: Votes on spin-offs will be considered on a case-by-case basis depending on relevant factors including but not necessarily limited to the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Tender Offer Defenses: Proposals concerning tender offer defenses will be evaluated on a case-by-case basis.

G. Shareholder Rights

Loomis Sayles believes that issuers have a fundamental obligation to protect the rights of their shareholders. Pursuant to its fiduciary duty to vote shares in the best interests of its clients, Loomis Sayles considers proposals relating to shareholder rights based on whether and how they affect and protect those rights.

Appraisal Rights: Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Bundled Proposals: Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Confidential Voting: Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management should be permitted to request that the dissident group honor its

162
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

Counting Abstentions: Votes on proposals regarding counting abstentions when calculating vote proposal outcomes will be considered on a case-by-case basis.

Cumulative Voting: Vote for proposals to permit cumulative voting, except where the issuer already has in place a policy of majority voting.

Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Exclusive Forum Provisions: Vote against proposals mandating an exclusive forum for any shareholder lawsuits. Vote against the members of the issuer’s governance committee in the event of a proposal mandating an exclusive forum without shareholder approval.

Independent Proxy: Vote for proposals to elect an independent proxy to serve as a voting proxy at shareholder meetings.

Majority Voting: Vote for proposals to permit majority rather than plurality or cumulative voting for the election of directors/trustees.

Preemptive Rights: Votes with respect to preemptive rights generally will be voted as recommended by the Proxy Voting Service subject to the Common Stock Authorization requirements above.

Proxy Access: A recommendation of the Proxy Voting Service will generally be followed with regard to proposals intended to grant shareholders the right to place nominees for director on the issuer’s proxy ballot (“Proxy Access”). Vote for such proposals when they require the nominating shareholder(s) to hold, in aggregate, at least 3% of the voting shares of the issuer for at least three years, and be allowed to nominate up to 25% of the nominees. All other proposals relating to Proxy Access will be reviewed on a case-by-case basis.

Shareholder Ability to Alter the Size of the Board:

163
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

A.	Vote for proposals that seek to fix the size of the board.
B.	Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Shareholder Ability to Remove Directors:

A.	Vote against proposals that provide that directors may be removed only for cause.
B.	Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

C. Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Shareholder Advisory Committees: Proposals to establish a shareholder advisory committee will be reviewed on a case-by-case basis.

Shareholder Rights Regarding Special Meetings:

A. Vote for proposals that set a threshold of 10% of the outstanding voting stock as a minimum percentage allowable to call a special meeting of shareholders. Vote against proposals that increase or decrease the threshold from 10%.

B. Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Supermajority Shareholder Vote Requirements: Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Unequal Voting Rights:

A.       Vote against dual class exchange offers and dual class recapitalizations.

B.	Vote on a case-by-case basis on proposals to eliminate an existing dual class voting structure.

Written Consent: Vote for proposals regarding the right to act by written consent when the Proxy Voting Service recommends a vote for the proposal. Proposals regarding the right to act by written consent where the Proxy Voting Service recommends a vote against will be sent to the Proxy Committee for determination. Generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

H. Environmental and Social Matters

Loomis Sayles has a fiduciary duty to act in the best interests of its clients.

164
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

Loomis Sayles believes good corporate governance, including those practices that address ESG Matters, is essential to the effective management of a company’s financial, litigation and reputation risk, the maximization of its long-term economic performance and sustainability, and the protection of its shareholders’ best interests, including the maximization of shareholder value.

Proposals on environmental and social matters cover a wide range of issues, including environmental and energy practices and their impacts, labor matters, diversity and human rights. These proposals may be voted as recommended by the Proxy Voting Service or may, in the determination of the Proxy Committee, be reviewed on a case-by-case basis if the Proxy Committee believes that a particular proposal (i) could have a material impact on an industry or the growth and sustainability of an issuer; (ii) is appropriate for the issuer and the cost to implement would not be excessive; (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk; or (iv) is otherwise appropriate for the issuer.

Loomis Sayles will consider whether such proposals are likely to enhance the value of the client’s investments after taking into account the costs involved, pursuant to its fiduciary duty to its clients.

I. General Corporate Governance

Loomis Sayles has a fiduciary duty to its clients with regard to proxy voting matters, including routine proposals that do not present controversial issues. The impact of proxy proposals on its clients’ rights as shareholders must be evaluated along with their potential economic benefits.

Changing Corporate Name: Vote for management proposals to change the corporate name.

Charitable and Political Contributions and Lobbying Expenditures: Votes on proposals regarding charitable contributions, political contributions, and lobbying expenditures, should be considered on a case-by-case basis. Proposals of UK issuers concerning political contributions will be voted for if the issuer states that (a) it does not intend to make any political donations or incur any expenditures in respect to any political party in the EU; and (b) the proposal is submitted to ensure that the issuer does not inadvertently breach the Political Parties, Elections and Referendums Act 2000 and sections 366 and 367 of the Companies Act 2006.

165
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

Delivery of Electronic Proxy Materials: Vote for proposals to allow electronic delivery of proxy materials to shareholders.

Disclosure of Prior Government Service: Review on a case-by-case basis all proposals to disclose a list of employees previously employed in a governmental capacity.

Non-Material Miscellaneous Bookkeeping Proposals: A recommendation of the Proxy Voting Service will generally be followed regarding miscellaneous bookkeeping proposals of a non-material nature.

Reimbursement of Proxy Contest Defenses: Generally, proposals concerning all proxy contest defense cost reimbursements should be evaluated on a case-by-case basis.

Reimbursement of Proxy Solicitation Expenses: Proposals to provide reimbursement for dissidents waging a proxy contest should be evaluated on a case-by-case basis.

State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Technical Amendments to By-Laws: A recommendation of the Proxy Voting Service will generally be followed regarding technical or housekeeping amendments to by-laws or articles designed to bring the by-laws or articles into line with current regulations and/or laws.

Transition Manager Ballots: Any ballot received by Loomis Sayles for a security that was held for a client by a Transition Manager prior to Loomis Sayles’ management of the client’s holdings will be considered on a case-by case basis by the Proxy Committee (without the input of any Loomis Sayles analyst or portfolio manager) if such security is no longer held in the client’s account with Loomis Sayles.

J. Mutual Fund Matters

Election of Mutual Fund Trustees: Vote for nominees who oversee fewer than 60 mutual fund portfolios. Vote against nominees who oversee 60 or more mutual fund portfolios that invest

166
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

in substantially different asset classes (e.g., if the applicable portfolios include both fixed income funds and equity funds). Vote on a case-by-case basis for or against nominees who oversee 60 or more mutual fund portfolios that invest in substantially similar asset classes (e.g., if the applicable portfolios include only fixed income funds or only equity funds). These policies will be followed with respect to funds advised by Loomis Sayles and its affiliates, as well as funds for which Loomis Sayles acts as subadviser and other third parties.

Mutual Fund Distribution Agreements: Votes on mutual fund distribution agreements should be evaluated on a case-by-case basis.

Mutual Fund Fundamental Investment Restrictions: Votes on amendments to a mutual fund's fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Investment Advisory Agreements: Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

167
Loomis, Sayles & Company, L.P. March 2019 All Rights Reserved

Proxy Voting Policy and Procedures

April 2020

Summary

Lord Abbett votes proxies on behalf of each client who delegates proxy voting authority to Lord Abbett. Lord Abbett has a fiduciary responsibility to vote shares in the clients’ best economic interests. This Policy sets forth proxy voting standards that conform to Lord Abbett’s approach to support and encourage sound corporate governance.

Risks Addressed By This Policy

•         Failure to vote proxies in the best interest of clients and funds;

•         Failure to identify and address conflicts of interest;

•         Failure to provide adequate oversight of Lord Abbett’s third-party proxy service provider;

•         Failure to provide adequate disclosures regarding Lord Abbett’s proxy voting policies and procedures; and

•         Failure to maintain adequate proxy voting records.

1	Introduction

Under the Investment Advisers Act of 1940, as amended, Lord, Abbett & Co. LLC (“Lord Abbett” or “we”) acts as a fiduciary that owes each of its clients’ duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. This means that Lord Abbett is required to vote proxies in the manner we believe is in the best interests of each client, including the Lord Abbett Funds (the “Funds”) and their shareholders. We take a long-term perspective in investing our clients’ assets and employ the same perspective in voting proxies on their behalf. Accordingly, we tend to support proxy proposals that we believe are likely to maximize shareholder value over time, whether such proposals were initiated by a company or its shareholders.

2	Proxy Voting Process Overview

The Investment Stewardship Council (“ISC”), consisting of representatives from the Investment Department and other areas of the firm appointed by the firm’s Steering Committee, oversees proxy voting and broader issuer engagement. One or more members of the ISC, hereinafter referred to as the “Proxy Group”, are appointed to oversee proxy voting mechanics on a day-to-day basis under the governance of the ISC as a whole. Proxy decisions are typically made by the Proxy Group in accordance with the policies and procedures described in this document and in consultation with the ISC and members of the Investment and Legal Departments. In select cases proxy decisions are referred to the ISC as a whole for resolution.

Lord Abbett has implemented the following approach to the proxy voting process:

•	In cases where we deem any client’s position in a company to be material,1 the relevant investment team, in consultation with the ISC, is responsible for recommending how to vote the security. Once a voting decision has been made, the Proxy Group is responsible for submitting Lord Abbett’s vote.
•	In cases where we deem all clients’ positions in a company to be non-material, the Proxy Group is responsible for recommending how to vote the security and will seek guidance from the ISC, the relevant investment team, Legal or other resources to determine how to vote.
•	Lord Abbett has identified certain types of proxy proposals that it considers purely administrative in nature and as to which it always will vote in the same manner. The Proxy Group is authorized to vote on such proposals without receiving instructions from the relevant investment team or Legal Departments, regardless of the materiality of any client’s position. Lord Abbett presently considers the following specific types of proposals to fall within this category: (1) proposals to change a company’s name, as to which Lord Abbett always votes in favor; (2) proposals regarding formalities of shareholder meetings (namely, changes to a meeting’s date, time, or location), as to which Lord Abbett always votes in favor; and (3) proposals to allow shareholders to transact other business at a meeting, as to which Lord Abbett always votes against.
•	When multiple investment teams manage one or more portfolios that hold the same voting security, the investment team that manages the largest number of shares of the security will be considered to have the dominant position. The investment team with the dominant position, in consultation with the ISC, will be responsible for determining a vote recommendation. Lord Abbett will vote all shares on behalf of all clients in accordance with that vote recommendation.

3	Retention and Oversight of Proxy Service Provider

Lord Abbett has retained an independent third party service provider (the “Proxy Service Provider”) to analyze proxy issues and recommend how to vote on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.2 While Lord Abbett takes into consideration the information and recommendations of the Proxy Service Provider, Lord Abbett votes all proxies based on its own proxy voting policies, including Lord Abbett’s conclusions regarding the best interests of the Funds, their shareholders, and other advisory clients, rather than basing decisions solely on the Proxy Service Provider’s recommendations.

Lord Abbett monitors the Proxy Service Provider’s capacity, competency, and conflicts of interest to ensure that Lord Abbett continues to vote proxies in the best interests of its clients. As part of its ongoing oversight of the Proxy Service Provider, Lord Abbett performs periodic due diligence on the Proxy Service Provider. Such due diligence may be conducted in Lord Abbett’s offices or at the Proxy Service Provider’s offices. The topics included in these due diligence reviews include conflicts of interest, methodologies for developing vote recommendations, and resources, among other things.

4	Conflicts of Interest

Lord Abbett is an independent, privately held firm with a singular focus on the management of money. Although Lord Abbett does not face the conflicts of interest inherent in being part of a larger financial institution, conflicts of interest nevertheless may arise in the proxy voting process. Such a conflict may exist, for example, when a client’s account holds shares of a company that also is a client of Lord Abbett. We have adopted safeguards designed to ensure that conflicts of interest are identified and resolved in our clients’ best interests rather than our own. These safeguards include, but are not limited to, the following:

•	Lord Abbett has implemented special voting measures with respect to companies for which one of the Funds’ independent directors/trustees also serves on the board of directors or is a nominee for election to the board of directors. If a Fund owns stock in such a company, Lord Abbett will notify the Funds’ Proxy Committees3 (the “Proxy Committees”) and seek voting instructions from the Committees only in those situations where Lord Abbett proposes not to follow the Proxy Service Provider’s recommendations. In these instances, if applicable, the independent director/trustee will abstain from any discussions and voting by the Funds’ Proxy Committees regarding the company.

•	Lord Abbett also has implemented special voting measures with respect to any company (including any subsidiary of a company or retirement plan sponsored by a company) that has a significant business relationship with Lord Abbett. For this purpose, a “significant business relationship” means: (1) a broker dealer firm that is responsible for one percent or more of the Funds’ total dollar amount of shares sold for the last 12 months; (2) a firm that is a sponsor firm with respect to Lord Abbett’s separately managed account business; (3) an institutional account client that has an investment management agreement with Lord Abbett; (4) an institutional investor that, to Lord Abbett’s knowledge, holds at least $5 million in shares of the Funds; and (5) a retirement plan client that, to Lord Abbett’s knowledge, has at least $5 million invested in the Funds.

If a Fund owns shares of a company with such a business relationship (“Conflict Shares”) and Lord Abbett seeks to vote contrary to the Proxy Service Provider’s recommendation, then Lord Abbett will notify the Funds’ Proxy Committees and seek voting instructions from the Committee members. Lord Abbett generally will vote conflict proposals pursuant to the instruction of a majority of Committee members, but will act on the instructions of less than a majority if less than a majority respond and all responding members approve Lord Abbett’s proposed votes on such proposals. In all other cases, Lord Abbett will vote the Funds’ Conflict Shares in accordance with the Proxy Service Provider’s recommendation. Lord Abbett periodically will report to the Funds’ Proxy Committees its record of voting the Funds’ Conflict Shares in accordance with Committee member instructions.

Absent explicit instructions from an institutional account client to resolve proxy voting conflicts in a different manner, Lord Abbett will vote each such client’s Conflict Shares in the manner it votes the Funds’ Conflict Shares.

•	To serve the best interests of a client that holds a given voting security, Lord Abbett generally will vote proxies without regard to other clients’ investments in different classes or types of securities or instruments of the same issuer that are not entitled to vote. Accordingly, when the voting security in one account is from an issuer whose other, non-voting securities or instruments are held in a second account in a different strategy, Lord Abbett will vote without input from members of the Investment Department acting on behalf of the second account. Investment Administration, members of an investment team, members of the Proxy Policy Committee, and members of the Proxy Group may seek guidance from Lord Abbett’s Investment Conflicts Committee with respect to any potential conflict of interest arising out of the holdings of multiple clients.
5	Securities Lending

Lord Abbett funds may occasionally participate in a securities lending program. In circumstances where shares are on loan, the voting rights of those shares are transferred to the borrower. Lord Abbett will generally attempt to recall all securities that are on loan prior to the meeting record date, so that we will be entitled to vote those shares. However, Lord Abbett may be unable to recall shares or may choose not to recall shares for a number of reasons, including if timely notice of a meeting is not given or if potential revenue generation is deemed to outweigh the benefits of voting at a specific meeting.

6	Proxy Voting Guidelines

A general summary of the guidelines that we normally follow in voting proxies appears below. These voting guidelines reflect our general views. We reserve the flexibility to vote in a manner contrary to our general views on particular issues if we believe doing so is in the best interests of our clients, including the Funds and their shareholders. Many different specific types of proposals may arise under the broad categories discussed below, and it is not possible to contemplate every issue on which we may be asked to vote. Accordingly, we will vote on proposals concerning issues not expressly covered by these guidelines based on the specific factors that we believe are relevant. For institutional accounts managed on behalf of multi-employer pension or benefit plans, commonly referred to as “Taft-Hartley plans,” Lord Abbett generally will vote proxies in accordance with the Proxy Voting Guidelines issued by the AFL-CIO rather than the guidelines described below unless instructed otherwise by the client.

6.1	Auditors

Auditors are responsible for examining, correcting, and verifying the accuracy of a company’s financial statements. Lord Abbett believes that companies normally are in the best position to select their auditors. However, we will evaluate such proposals on a case-by-case basis and may consider any concerns about impaired independence, accounting irregularities, or failure of the auditors to act in shareholders’ best economic interests, among other factors we may deem relevant.

6.2	Directors
6.2.1	Election of directors

The board of directors of a company oversees all aspects of the company’s business. Companies and, under certain circumstances, their shareholders, may nominate directors for election by shareholders. Lord Abbett believes that the independent directors currently serving on a company’s board of directors (or a nominating committee comprised of such independent directors) generally are in the best position to identify qualified director nominees. However, in evaluating a director nominee’s candidacy, Lord Abbett may consider the following factors, among others: (1) the nominee’s experience, qualifications, attributes, and skills, as disclosed in the company’s proxy statement; (2) the composition of the board and its committees, including overall board diversity; (3) whether the nominee is independent of company management; (4) the nominee’s board meeting attendance; (5) the nominee’s history of representing shareholder interests on the company’s board or other boards; (6) the total number of outside board positions held by a nominee; (7) the nominee’s investment in the company; (8) the company’s long-term performance relative to a market index; and (9) takeover activity. In evaluating a compensation committee nominee’s candidacy, Lord Abbett may consider additional factors including the nominee’s record on various compensation issues such as tax gross-ups, severance payments, options repricing, and pay for performance, although the nominee’s record as to any single compensation issue alone will not necessarily be determinative. Lord Abbett may withhold votes for some or all of a company’s director nominees on a case-by-case basis.

6.2.2	Majority voting

Under a majority voting standard, director nominees must be elected by an affirmative majority of the votes cast at a meeting. Majority voting establishes a higher threshold for director election than plurality voting, in which nominees who receive the most votes are elected, regardless of how small the number of votes received is relative to the total number of shares voted. Lord Abbett generally supports proposals that seek to adopt a majority voting standard.

6.2.3	Board classification

A “classified” or “staggered” board is a structure in which only a portion of a company’s board of directors (typically one-third) is elected each year. A company may employ such a structure to promote continuity of leadership and thwart takeover attempts. Lord Abbett generally votes against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by such a structure. In evaluating a classified board proposal, Lord Abbett may consider the following factors, among others: (1) the company’s long-term strategic plan; (2) the extent to which continuity of leadership is necessary to advance that plan; and (3) the need to guard against takeover attempts.

6.2.4	Independent board and committee members

An independent director is one who serves on a company’s board but is not employed by the company or affiliated with it in any other capacity. While company boards may apply different standards in assessing director independence, including any applicable standards prescribed by stock exchanges and the federal securities laws, a director generally is determined to qualify as independent if the director does not have any material relationship with the company (either directly or indirectly) based on all relevant facts and circumstances. Material relationships can include employment, business, and familial relationships, among others. Lord Abbett believes that independent board and committee membership often helps to mitigate the inherent conflicts of interest that arise when a company’s executive officers also serve on its board and committees. Therefore, we generally support the election of board or committee nominees if such election would cause a majority of a company’s board or committee members to be independent. However, a nominee’s effect on the independent composition of the board or any committee is one of many factors Lord Abbett considers in voting on the nominee and will not necessarily be dispositive.

6.2.5	Independent board chairman

Proponents of proposals to require independent board chairmen seek to enhance board accountability and mitigate a company’s risk-taking behavior by requiring that the role of the chairman of the company’s board of directors be filled by an independent director. Lord Abbett votes on a case-by-case basis on proposals that call for independent board chairmen, and will consider a variety of factors, including if we believe that a company’s governance structure does not promote independent oversight through other means, such as a lead director, a board composed of a majority of independent directors, and/or independent board committees. In evaluating independent chairman proposals, we will focus in particular on the presence of a lead director, which is an independent director designated by a board with a non-independent chairman to serve as the primary liaison between company management and the independent directors and act as the independent directors’ spokesperson.

6.3	Compensation and Benefits
6.3.1	General

In the wake of recent corporate scandals and market volatility, shareholders increasingly have scrutinized the nature and amount of compensation paid by a company to its executive officers and other employees. Lord Abbett believes that because a company has exclusive knowledge of material information not available to shareholders regarding its business, financial condition, and prospects, the company itself usually is in the best position to make decisions about compensation and benefits. However, we may oppose management on a case-by-case basis if we deem a company’s compensation to be excessive or inconsistent with its peer companies’ compensation, we believe a company’s compensation measures do not foster a long-term focus among its executive officers and other employees, or we believe a company has not met performance expectations, among other reasons. Discussed below are some specific types of compensation-related proposals that we may encounter.

6.3.2	Incentive compensation plans

An incentive compensation plan rewards an executive’s performance through a combination of cash compensation and stock awards. Incentive compensation plans are designed to align an executive’s compensation with a company’s long-term performance. As noted above, Lord Abbett believes that management generally is in the best position to assess executive compensation levels. However, Lord Abbett will vote on a case-by-case basis, and in evaluating such proposals we will consider the following factors, among others: (1) the executive’s expertise and the value he or she brings to the company; (2) the company’s performance, particularly during the executive’s tenure; (3) the percentage of overall compensation that consists of stock; (4) whether and/or to what extent the incentive compensation plan has any potential to dilute the voting power or economic interests of other shareholders; (5) the features of the plan and costs associated with it; (6) whether the plan provides for repricing or replacement of underwater stock options; and (7) quantitative data from the Proxy Service Provider regarding compensation ranges by industry and company size. We also scrutinize very closely the proposed repricing or replacement of underwater stock options, taking into consideration the stock’s volatility, management’s rationale for the repricing or replacement, the new exercise price, and any other factors we deem relevant.

6.3.3	Say on pay

“Say on pay” proposals give shareholders a nonbinding vote on executive compensation. These proposals are designed to serve as a means of conveying to company management shareholder concerns, if any, about executive compensation. Lord Abbett believes that management generally is in the best position to assess executive compensation. However, we will evaluate such proposals on a case-by-case basis and will consider a variety of factors in evaluating compensation, including if we believe that compensation has been excessive or direct feedback to management about compensation has not resulted in any changes. Similarly, when evaluating proposals on the frequency of say on pay votes, we will consider the specific facts and circumstances we deem relevant.

6.3.4	Pay for performance

“Pay for performance” proposals are shareholder proposals that seek to achieve greater alignment between executive compensation and company performance. Shareholders initiating these proposals tend to focus on board compensation committees’ accountability, the use of independent compensation consultants, enhanced disclosure of compensation packages, and perquisites given to executives. Lord Abbett believes that management generally is in the best position to assess executive compensation. However, we will evaluate such proposals on a case-by-case basis if we believe a company’s long-term interests and its executives’ financial incentives are not properly aligned or if we question the methodology a company followed in setting executive compensation, among other reasons.

6.3.5	Clawback provisions

A clawback provision allows a company to recoup or “claw back” incentive compensation paid to an executive if the company later determines that the executive did not actually meet applicable performance goals. For example, such provisions might be used when a company calculated an executive’s compensation based on materially inaccurate or fraudulent financial statements. Some clawback provisions are triggered only if the misalignment between compensation and performance is attributable to improper conduct on the part of the executive. Shareholder proponents of clawback proposals believe that they encourage executive accountability and mitigate a company’s risk-taking behavior. Lord Abbett believes that management generally is in the best position to assess executive compensation. However, we will evaluate such proposals on a case-by-case basis and will consider a variety of factors, including concerns about the amount of compensation paid to the executive, the executive’s or the company’s performance, or accounting irregularities, among other factors we may deem relevant.

6.3.6	Anti-gross-up policies

Tax “gross-ups” are payments by a company to an executive intended to reimburse some or all of the executive’s tax liability with respect to compensation, perquisites, and other benefits. Because the gross-up payment also is taxable, it typically is inflated to cover the amount of the tax liability and the gross-up payment itself. Critics of such payments argue that they often are not transparent to shareholders and can substantially enhance an executive’s overall compensation. Thus, shareholders increasingly are urging companies to establish policies prohibiting tax gross-ups. Lord Abbett generally favors adoption of anti-tax gross-up policies themselves, but will not automatically vote against a compensation committee nominee solely because the nominee approved a gross-up.

6.3.7	Severance agreements and executive death benefits

Severance or so-called “golden parachute” payments sometimes are made to departing executives after termination or upon a company’s change in control. Similarly, companies sometimes make executive death benefit or so-called “golden coffin” payments to an executive’s estate. Both practices increasingly are coming under shareholder scrutiny. While we acknowledge that companies may have contractual obligations to pay severance or executive death benefits, we scrutinize cases in which such benefits are especially lucrative or are granted despite the executive’s or the company’s poor performance, and may vote against management on a case-by-case basis as we deem appropriate. We also generally support proposals to require that companies submit severance agreements and executive death benefits for shareholder ratification.

6.3.8	Executive pay limits

Lord Abbett believes that a company’s flexibility with regard to its compensation practices is critical to its ability to recruit, retain, and motivate key talent. However, Lord Abbett will vote on a case-by-case basis on shareholder proposals that seek to impose limits on executive compensation.

6.3.9	Employee stock purchase plans

Employee stock purchase plans permit employees to purchase company stock at discounted prices and, under certain circumstances, receive favorable tax treatment when they sell the stock. Lord Abbett will vote on a case-by-case basis on employee stock purchase plans, although we generally do not support plans that are dilutive.

6.4	Corporate Matters
6.4.1	Charter amendments

A company’s charter documents, which may consist of articles of incorporation or a declaration of trust and bylaws, govern the company’s organizational matters and affairs. Lord Abbett believes that management normally is in the best position to determine appropriate amendments to a company’s governing documents. Some charter amendment proposals involve routine matters, such as changing a company’s name or procedures relating to the conduct of shareholder meetings. Lord Abbett believes that such routine matters do not materially affect shareholder interests and, therefore, we vote with management with respect to them in all cases. Other types of charter amendments, however, are more substantive in nature and may impact shareholder interests. We consider such proposals on a case-by-case basis to the extent they are not explicitly covered by these guidelines.

6.4.2	Changes to capital structure

A company may propose amendments to its charter documents to change the number of authorized shares or create new classes of stock. We generally support proposals to increase a company’s number of authorized shares when the company has articulated a clear and reasonable purpose for the increase (for example, to facilitate a stock split, merger, acquisition, or restructuring). However, we generally oppose share capital increases that would have a dilutive effect. We also generally oppose proposals to create a new class of stock with superior voting rights.

6.4.3	Reincorporation

We generally follow management’s recommendation regarding proposals to change a company’s state of incorporation, although we consider the rationale for the reincorporation and the financial, legal, and corporate governance implications of the reincorporation. We will vote against reincorporation proposals that we believe contravene shareholders’ interests.

6.4.4	Mergers, acquisitions, and restructurings

A merger or acquisition involves combining two distinct companies into a single corporate entity. A restructuring involves a significant change in a company’s legal, operational, or structural features. After these kinds of transactions are completed, shareholders typically will own stock in a company that differs from the company whose shares they initially purchased. Thus, Lord Abbett views the decision to approve or reject a potential merger, acquisition, or restructuring as being equivalent to an investment decision. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the anticipated financial and operating benefits; (2) the offer price; (3) the prospects of the resulting company;

and (4) any expected changes in corporate governance and their impact on shareholder rights. We generally vote against management proposals to require a supermajority shareholder vote to approve mergers or other significant business combinations. We generally vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We also generally vote against charter amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of a company’s voting stock.

6.5	Anti-Takeover Issues and Shareholder Rights
6.5.1	Proxy access

Proxy access proposals advocate permitting shareholders to have their nominees for election to a company’s board of directors included in the company’s proxy statement in opposition to the company’s own nominees. Proxy access initiatives enable shareholders to nominate their own directors without incurring the often substantial cost of preparing and mailing a proxy statement, making it less expensive and easier for shareholders to challenge incumbent directors. Lord Abbett evaluates proposals that seek to allow proxy access based on the merits of each situation. Similarly, Lord Abbett evaluates proposals that seek to amend the terms of an already existing proxy access by-law (“proxy fix-it” proposals) on a case-by-case basis, but will tend to vote against these proposals if the existing proxy access by-law has reasonable provisions already in place.

6.5.2	Shareholder rights plans

Shareholder rights plans or “poison pills” are a mechanism of defending a company against takeover efforts. Poison pills allow current shareholders to purchase stock at discounted prices or redeem shares at a premium after a takeover, effectively making the company more expensive and less attractive to potential acquirers. Companies may employ other defensive tactics in combination with poison pills, such as golden parachutes that take effect upon a company’s change in control and therefore increase the cost of a takeover. Because poison pills can serve to entrench management and discourage takeover offers that may be attractive to shareholders, we generally vote in favor of proposals to eliminate poison pills and proposals to require that companies submit poison pills for shareholder ratification. In evaluating a poison pill proposal, however, Lord Abbett may consider the following factors, among others: (1) the duration of the poison pill; (2) whether we believe the poison pill facilitates a legitimate business strategy that is likely to enhance shareholder value; (3) our level of confidence in management; (4) whether we believe the poison pill will be used to force potential acquirers to negotiate with management and assure a degree of stability that will support good long-range corporate goals; and (5) the need to guard against takeover attempts.

6.5.3	Chewable pill provisions

A “chewable pill” is a variant of the poison pill that mandates a shareholder vote in certain situations, preventing management from automatically discouraging takeover offers that may be attractive to shareholders. We generally support chewable pill provisions that balance management’s and shareholders’ interests by including: (1) a redemption clause allowing the board to rescind a pill after a potential acquirer’s holdings exceed the applicable ownership threshold; (2) no dead-hand or no-hand pills, which would allow the incumbent board and their approved successors to control the pill even after they have been voted out of office; (3) sunset provisions that allow shareholders to review and reaffirm or redeem a pill after a predetermined time frame; and (4) a qualifying offer clause, which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

6.5.4	Anti-greenmail provisions

An anti-greenmail provision is a special charter provision that prohibits a company’s management from buying back shares at above market prices from potential acquirers without shareholder approval. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

6.5.5	Fair price provisions

A fair price provision is a special charter provision that requires that all selling shareholders receive the same price from a buyer. Fair price provisions are designed to protect shareholders from inequitable two-tier stock acquisition offers in which some shareholders may be bought out on disadvantageous terms. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

6.5.6	Rights to call special shareholder meetings

Proposals regarding rights to call special shareholder meetings normally seek approval of amendments to a company’s charter documents. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the stock ownership threshold required to call a special meeting; (2) the purposes for which shareholders may call a special meeting; (3) whether the company’s annual meetings offer an adequate forum in which shareholders may raise their concerns; and (4) the anticipated economic impact on the company of having to hold additional shareholder meetings.

6.5.7	Supermajority vote requirements

A proposal that is subject to a supermajority vote must receive the support of more than a simple majority in order to pass. Supermajority vote requirements can have the effect of entrenching management by making it more difficult to effect change regarding a company and its corporate governance practices. Lord Abbett normally supports shareholders’ ability to approve or reject proposals based on a simple majority vote. Thus, we generally vote for proposals to remove supermajority vote requirements and against proposals to add them.

6.5.8	Cumulative voting

Under cumulative or proportional voting, each shareholder is allotted a number of votes equal to the number of shares owned multiplied by the number of directors to be elected. This voting regime strengthens the voting power of minority shareholders because it enables shareholders to cast multiple votes for a single nominee. Lord Abbett believes that a shareholder or group of shareholders using this technique to elect a director may seek to have the director represent a narrow special interest rather than the interests of the broader shareholder population. Accordingly, we generally vote against cumulative voting proposals.

6.5.9	Confidential voting

In a confidential voting system, all proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential. An open voting system, by contrast, gives management the ability to identify shareholders who oppose its proposals. Lord Abbett believes that confidential voting allows shareholders to vote without fear of retribution or coercion based on their views. Thus, we generally support proposals that seek to preserve shareholders’ anonymity.

6.5.10	Reimbursing proxy solicitation expenses

Lord Abbett votes on a case-by-case basis on shareholder proposals to require a company to reimburse reasonable expenses incurred by one or more shareholders in a successful proxy contest, and may consider factors including whether the board has a plurality or majority vote standard for the election of directors, the percentage of directors to be elected in the contest, and shareholders’ ability to cumulate their votes for the directors.

6.5.11	Transacting other business

Lord Abbett believes that proposals to allow shareholders to transact other business at a meeting deprive other shareholders of sufficient time and information to carefully evaluate the relevant business issues and determine how to vote with respect to them. Therefore, Lord Abbett always votes against such proposals.

6.6	Environmental, Social and Governance Issues

Proposals relating to environmental, social and governance (“ESG”) issues typically are initiated by shareholders and urge a company to disclose certain information or change certain business practices. Lord Abbett believes ESG factors may have an impact on long-term financial performance and can represent significant risks and costs to a business. We believe that well developed policies and disclosures can help identify and mitigate risks and costs associated with ESG issues. We encourage companies to be transparent about ESG issues and adopt policies and processes to assist in managing risks associated with these factors. Lord Abbett generally favors the disclosure of material data and metrics related to the risks and opportunities associated with these ESG factors, including detailed disclosure of internal ESG policies. We believe companies that are best positioned to manage the risks and opportunities associated with these ESG factors will increase their potential to deliver superior long-term shareholder value.

Lord Abbett evaluates all proposals based on their potential effect on shareholder value. We tend to vote against proposals that we believe are unduly burdensome or impose substantial costs on a company with no countervailing economic benefits to the company’s shareholders, but may support proposals that ask for useful disclosure. We evaluate proposals involving ESG matters on a case-by-case basis, understanding that ESG risks and opportunities can vary greatly by industry and company. As a result, Lord Abbett may vote similar proposals differently based on the particular facts and circumstances. We pay particular attention to highly controversial issues, as well as instances where management has failed repeatedly to take corrective actions with respect to an issue.

6.7	Share Blocking

Certain foreign countries impose share blocking restrictions that would prohibit Lord Abbett from trading a company’s stock during a specified period before the company’s shareholder meeting. Lord Abbett believes that in these situations, the benefit of maintaining liquidity during the share blocking period outweighs the benefit of exercising our right to vote. Therefore, it is Lord Abbett’s general policy to not vote securities in cases where share blocking restrictions apply.

Responsible Parties

•                     CCO

•                     Investments

•                     Lord Abbett Funds’ Proxy Voting Committee

Documentation

•                     Conflicts log

•                     Record of Proxy Votes

Compliance Dates/Filings

•                     File Form N-PX by August 31st each year for each Lord Abbett Fund

•                     Annual due diligence review of third-party service provider

•                     Annual Report to CCO regarding the effectiveness of this Policy

Other Policies

•                     Record-Keeping Policy

•                     Service Provider Oversight Policy

Disclosures

•                     ADV

•                     RFPs

•                     Form N-PX

•                     Statement of Additional Information

1	We presently consider a position in a particular company to be material if: (1) it represents more than 1% of any client’s portfolio holdings and all clients’ positions in the company together represent more than 1% of the company’s outstanding shares; or (2) all clients’ positions in the company together represent more than 5% of the company’s outstanding shares. For purposes of determining materiality, we exclude shares held by clients with respect to which Lord Abbett does not have authority to vote proxies. We also exclude shares with respect to which Lord Abbett’s vote is restricted or limited due to super-voting share structures (where one class of shares has super-voting rights that effectively disenfranchise other classes of shares), vote limitation policies, and other similar measures. This definition of materiality is subject to change at our discretion.
2	Lord Abbett currently retains Institutional Shareholder Services Inc. as the Proxy Service Provider.
3	The Boards of Directors and Trustees of the Funds have delegated oversight of proxy voting to separate Proxy Committees comprised solely of independent directors and/or trustees, as the case may be. Each Proxy Committee is responsible for, among other things: (1) monitoring Lord Abbett’s actions in voting securities owned by the related Fund; (2) evaluating Lord Abbett’s policies in voting securities; and (3) meeting with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

February 1, 2020

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., MFS Investment Management K.K., MFS International Australia Pty. Ltd.; and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.       Voting Guidelines;

B.       Administrative Procedures;

C       Records Retention; and

D.	Reports.

A.       VOTING GUIDELINES

1.       General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

While MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client portfolios, MFS may vote differently on the matter for different client portfolios under certain circumstances. One reason why MFS may vote differently is if MFS has received explicit voting instructions to vote differently from a client for its own account. Likewise, MFS may vote differently if the portfolio management team responsible for a particular client account believes that a different voting instruction is in the best long-term economic interest of such account.

From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these MFS Proxy Voting Policies and Procedures and revises them as appropriate, in MFS' sole judgment.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

2.       MFS’ Policy on Specific Issues

Election of Directors

MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) consist entirely of “independent” directors. While MFS generally supports the board’s nominees in uncontested or non-contentious elections, we will not support a nominee to a board of a U.S. issuer (or issuer listed on a U.S. exchange) if, as a result of such nominee being elected to the board, the board would consist of a simple majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the compensation or nominating committee) or audit committees would include members who are not “independent.” Likewise, we will evaluate nominees for a board of a U.S. issuer with a lead independent director whose overall tenure on the board exceeds twenty (20) years on a case-by-case basis.

MFS will also not support a nominee to a board if we can determine that he or she attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other company communications. In addition, MFS may not support some or all nominees standing for re-election to a board if we can determine: (1) the board or its compensation committee has re-priced or exchanged underwater stock options since the last annual meeting of shareholders and without shareholder approval; (2) the board or relevant committee has not taken adequately responsive action to an issue that received majority support or opposition from shareholders; (3) the board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting's agenda, (including those related to net-operating loss carry-forwards); (4) the board or relevant committee has failed to adequately oversee risk by allowing the hedging and/or significant pledging of company shares by executives; or (5) there are governance concerns with a director or issuer.

MFS also believes that a well-balanced board with diverse perspectives is a foundation for sound corporate governance. MFS will generally vote against the chair of the nominating and governance committee or equivalent position at any U.S., Canadian or European company whose board is comprised of less than 15% female directors. MFS may consider, among other factors, whether the company is transitioning towards increased board gender diversity in determining MFS' final voting decision. While MFS' guideline currently pertains to U.S., Canadian and European companies, we generally believe greater female representation on boards is needed globally. As a result, we may increase the minimum percentage of gender diverse directors on company boards and/or expand our policy to other markets to reinforce this expectation.

MFS believes that the size of the board can have an effect on the board's ability to function efficiently. While MFS evaluates board size on a case-by-case basis, we will typically vote against the chair of the nominating and governance committee in instances where the size of the board is greater than sixteen (16) members.

For a director who is not a CEO of a public company, MFS will vote against a nominee who serves on more than four (4) public company boards in total. For a director who is also a CEO of a public company, MFS will vote against a nominee who serves on more than two (2) public-company boards in total. MFS may consider exceptions to this policy if: (i) the company has disclosed the director's plans to step down from the number of public company boards exceeding four (4) or two (2), as applicable, within a reasonable time; or (ii) the director exceeds the permitted number of public company board seats solely due to either his/her board service on an affiliated company (e.g., a subsidiary), or service on more than one investment company within the same investment company complex (as defined by applicable law). With respect to a director who serves as a CEO of a public company, MFS will support his or her re-election to the board of the company for which he or she serves as CEO.

MFS may not support certain board nominees of U.S. issuers under certain circumstances where MFS deems compensation to be egregious due to pay-for-performance issues and/or poor pay practices. Please see the section below titled “MFS’ Policy on Specific Issues - Advisory Votes on Executive Compensation” for further details.

MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management's track record, the qualifications of all nominees, and an evaluation of what each side is offering shareholders.

Majority Voting and Director Elections

MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”).

Classified Boards

MFS generally supports proposals to declassify a board (i.e., a board in which only one-third of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.

Proxy Access

MFS believes that the ability of qualifying shareholders to nominate a certain number of directors on the company's proxy statement ("Proxy Access") may have corporate governance benefits. However, such potential benefits must be balanced by its potential misuse by shareholders. Therefore, we support Proxy Access proposals at U.S. issuers that establish an ownership criteria of 3% of the company held continuously for a period of 3 years. In our view, such qualifying shareholders should have the ability to nominate at least 2 directors. Companies should be mindful of imposing any undue impediments within its bylaws that may render Proxy Access impractical, including re-submission thresholds for director nominees via Proxy Access.

MFS analyzes all other proposals seeking Proxy Access on a case-by-case basis. In its analysis, MFS will consider the proposed ownership criteria for qualifying shareholders (such as ownership threshold and holding period) as well as the proponent's rationale for seeking Proxy Access.

Stock Plans

MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or that could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year. In the cases where a stock plan amendment is seeking qualitative changes and not additional shares, MFS will vote its shares on a case-by-case basis.

MFS also opposes stock option programs that allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval. MFS also votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted. MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

Shareholder Proposals on Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. However, MFS also recognizes that certain executive compensation practices can be “excessive” and not in the best, long-term economic interest of a company’s shareholders. We believe that the election of an issuer’s board of directors (as outlined above), votes on stock plans (as outlined above) and advisory votes on pay (as outlined below) are typically the most effective mechanisms to express our view on a company’s compensation practices.

MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain some flexibility to determine the appropriate pay package for executives. Although we support linking executive stock option grants to a company’s performance, MFS also opposes shareholder proposals that mandate a link of performance-based pay to a specific metric. MFS generally supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a satisfactory policy on the matter, (ii) expressly prohibit the backdating of stock options, and (iii) prohibit the acceleration of vesting of equity awards upon a broad definition of a "change-in-control" (e.g., single or modified single-trigger).

Advisory Votes on Executive Compensation

MFS will analyze advisory votes on executive compensation on a case-by-case basis. MFS will vote against an issuer's executive compensation practices if MFS determines that such practices are excessive or include incentive metrics or structures that are poorly aligned with the best, long-term economic interest of a company's shareholders. MFS will vote in favor of executive compensation practices if MFS has not determined that these practices are excessive or that the practices include incentive metrics or structures that are poorly aligned with the best, long-term economic interest of a company's shareholders. Examples of excessive executive compensation practices or poorly aligned incentives may include, but are not limited to, a pay-for-performance disconnect, a set of incentive metrics or a compensation plan structure that MFS believes may lead to a future pay-for-performance disconnect, employment contract terms such as guaranteed bonus provisions, unwarranted pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, significant perquisites, or the potential reimbursement of excise taxes to an executive in regards to a severance package. In cases where MFS (i) votes against consecutive advisory pay votes, or (ii) determines that a particularly egregious excessive executive compensation practice has occurred, then MFS may also vote against certain or all board nominees. MFS may also vote against certain or all board nominees if an advisory pay vote for a U.S. issuer is not on the agenda, or the company has not implemented the advisory vote frequency supported by a plurality/majority of shareholders.

MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.

“Golden Parachutes”

From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will support an advisory vote on a severance package on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.

Shareholders of companies may also submit proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

While MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill" on a case-by-case basis, MFS generally votes against such anti-takeover devices. MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills.” MFS will also consider, on a case-by-case basis, proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates.

Proxy Contests

From time to time, a shareholder may express alternative points of view in terms of a company's strategy, capital allocation, or other issues. Such shareholder may also propose a slate of director nominees different than the slate of director nominees proposed by the company (a "Proxy Contest"). MFS will analyze Proxy Contests on a case-by-case basis, taking into consideration the track record and current recommended initiatives of both company management and the dissident shareholder(s). Like all of our proxy votes, MFS will support the slate of director nominees that we believe is in the best, long-term economic interest of our clients.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is not in the best long-term economic interests of its clients, then MFS may vote against management (e.g., the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

Issuance of Stock

There are many legitimate reasons for the issuance of stock. Nevertheless, as noted above under “Stock Plans,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 10-15% as described above), MFS generally votes against the plan. In addition, MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted.

Repurchase Programs

MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Cumulative Voting

MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders.

Written Consent and Special Meetings

The right to call a special meeting or act by written consent can be a powerful tool for shareholders. As such, MFS supports proposals requesting the right for shareholders who hold at least 10% of the issuer’s outstanding stock to call a special meeting. MFS also supports proposals requesting the right for shareholders to act by written consent.

Independent Auditors

MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.

Other Business

MFS generally votes against "other business" proposals as the content of any such matter is not known at the time of our vote.

Adjourn Shareholder Meeting

MFS generally supports proposals to adjourn a shareholder meeting if we support the other ballot items on the meeting's agenda. MFS generally votes against proposals to adjourn a meeting if we do not support the other ballot items on the meeting's agenda.

Environmental, Social and Governance (“ESG”) Issues

MFS believes that a company’s ESG practices may have an impact on the company’s long-term economic financial performance and will generally support proposals relating to ESG issues that MFS believes are in the best long-term economic interest of the company’s shareholders. For those ESG proposals for which a specific policy has not been adopted, MFS considers such ESG proposals on a case-by-case basis. As a result, it may vote similar proposals differently at various shareholder meetings based on the specific facts and circumstances of such proposal.

MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders (i.e., anti-takeover measures) or that seek to enhance shareholder rights. Many of these governance-related issues, including compensation issues, are outlined within the context of the above guidelines. In addition, MFS typically supports proposals that require an issuer to reimburse successful dissident shareholders (who are not seeking control of the company) for reasonable expenses that such dissident incurred in soliciting an alternative slate of director candidates. MFS also generally supports reasonably crafted shareholder proposals requesting increased disclosure around the company’s use of collateral in derivatives trading. MFS typically supports proposals for an independent board chairperson. However, we may not support such proposals if we determine there to be an appropriate and effective counter-balancing leadership structure in place (e.g., a strong, independent lead director with an appropriate level of powers and duties). For any governance-related proposal for which an explicit guideline is not provided above, MFS will consider such proposals on a case-by-case basis and will support such proposals if MFS believes that it is in the best long-term economic interest of the company’s shareholders.

MFS generally supports proposals that request disclosure on the impact of environmental issues on the company’s operations, sales, and capital investments. However, MFS may not support such proposals based on the facts and circumstances surrounding a specific proposal, including, but not limited to, whether (i) the proposal is unduly costly, restrictive, or burdensome, (ii) the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that environmental matters pose to the company’s operations, sales and capital investments, or (iii) the proposal seeks a level of disclosure that exceeds that provided by the company’s industry peers. MFS will analyze all other environmental proposals on a case-by-case basis and will support such proposals if MFS believes such proposal is in the best long-term economic interest of the company’s shareholders.

MFS will analyze social proposals on a case-by-case basis. MFS will support such proposals if MFS believes that such proposal is in the best long-term economic interest of the company’s shareholders. Generally, MFS will support shareholder proposals that (i) seek to amend a company’s equal employment opportunity policy to prohibit discrimination based on sexual orientation and gender identity; and (ii) request additional disclosure regarding a company’s political contributions (including trade organizations and lobbying activity) (unless the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that such contributions pose to the company’s operations, sales and capital investments).

The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g., state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

Foreign Issuers

MFS generally supports the election of a director nominee standing for re-election in uncontested or non-contentious elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. In such circumstances, we will vote against director nominee(s).

Also, certain markets outside of the U.S. have adopted best practice guidelines relating to corporate governance matters (e.g., the United Kingdom’s and Japan Corporate Governance Codes). Many of these guidelines operate on a “comply or explain” basis. As such, MFS will evaluate any explanations by companies relating to their compliance with a particular corporate governance guideline on a case-by-case basis and may vote against the board nominees or other relevant ballot item if such explanation is not satisfactory. While we incorporate market best practice guidelines and local corporate governance codes into our decision making for certain foreign issuers, we may apply additional standards than those promulgated in a local market if we believe such approach will advance market best practices. Specifically, in the Japanese market we will generally vote against certain director nominees where the board is not comprised of at least one-third independent directors as determined by MFS in its sole discretion. In some circumstances, MFS may submit a vote to abstain from certain director nominees or the relevant ballot items if we have concerns with the nominee or ballot item, but do not believe these concerns rise to the level where a vote against is warranted.

MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent.

Some international markets have also adopted mandatory requirements for all companies to hold shareholder votes on executive compensation. MFS will vote against such proposals if MFS determines that a company’s executive compensation practices are excessive, considering such factors as the specific market’s best practices that seek to maintain appropriate pay-for-performance alignment and to create long-term shareholder value. We may alternatively submit an abstention vote on such proposals in circumstances where our executive compensation concerns are not as severe.

Many other items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs (absent any anti-takeover or other concerns). MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision. For any ballot item where MFS wishes to express a more moderate level of concern than a vote of against, we will cast a vote to abstain.

In accordance with local law or business practices, some foreign companies or custodians prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

From time to time, governments may impose economic sanctions which may prohibit us from transacting business with certain companies or individuals. These sanctions may also prohibit the voting of proxies at certain companies or on certain individuals. In such instances, MFS will not vote at certain companies or on certain individuals if it determines that doing so is in violation of the sanctions.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

Mergers, Acquisitions & Other Special Transactions

MFS considers proposals with respect to mergers, acquisitions, sale of company assets, share and debt issuances and other transactions that have the potential to affect ownership interests on a case-by-case basis.

B.       ADMINISTRATIVE PROCEDURES

1.	MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment and Client Support Departments as well as members of the investment team. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g., mergers and acquisitions);

c.	Considers special proxy issues as they may arise from time to time; and

d.	Determines engagement priorities and strategies with respect to MFS' proxy voting activities

2.	Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g., mergers and acquisitions); (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b.	If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.	If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

1 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

d.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director/trustee of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (d) above regardless of whether the portfolio company appears on our Significant Distributor and Client List.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that a client instruction is unavailable pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law. Likewise, if an MFS client has the right to vote on a matter submitted to shareholders by a public company for which an MFS Fund director/trustee serves as an executive officer, MFS will cast a vote on behalf of such MFS client as such client instructs or in the event that client instruction is unavailable pursuant to the recommendations of ISS or as required by law.

Except as described in the MFS Fund's Prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS (excluding those vehicles for which MFS' role is primarily portfolio management and is overseen by another investment adviser), MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3.	Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4.       Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee or its representatives considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses its own internal research, the research of Proxy Administrators and/or other third party research tools and vendors to identify (i) circumstances in which a board may have approved an executive compensation plan that is excessive or poorly aligned with the portfolio company's business or its shareholders, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS Fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

For certain types of votes (e.g., mergers and acquisitions, proxy contests and capitalization matters), a member of the proxy voting team will seek a recommendation from the MFS investment analyst and/or portfolio managers.2 For certain other votes that require a case-by-case analysis per the MFS Proxy Policies (e.g., potentially excessive executive compensation issues, or certain shareholder proposals), a member of the proxy voting team will likewise consult with from MFS investment analysts and/or portfolio managers.2 However, the MFS Proxy Voting Committee will ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.       Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy voting team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a "record date" to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6.	Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program.  In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will

2 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

be entitled to vote these shares.  However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7.       Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for members of the MFS Proxy Voting Committee or proxy voting team to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with members of the MFS Proxy Voting Committee or proxy voting team in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals. The MFS Proxy Voting Committee, in consultation with members of the investment team, establish proxy voting engagement goals and priorities for the year. For further information on requesting engagement with MFS on proxy voting issues or information about MFS' engagement priorities, please visit www.mfs.com and refer to our most recent proxy season preview and engagement priorities report .

C.	RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D.	REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”); (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Firm-wide Voting Records

Beginning for the quarter ended March 31, 2020, MFS will publicly disclose its firm-wide proxy voting records.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

Proxy Voting Policy Category: Portfolio Management

Policy Statement

It is the policy of BNY Mellon Asset Management North America Corporation (“AMNA”) to fully meet its fiduciary obligations in exercising the power, discretion and responsibility to vote proxies where clients have delegated such authority.

Background

Registered Investment Advisers have a number of responsibilities regarding voting of proxies for client securities that are under its management and that are governed by the Advisers Act. Rule 206(4)-6 requires investments advisers to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interests of clients, which procedures must include how material conflicts that may arise between an adviser's interests and those of its clients are addressed; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; and (c) describe to clients its proxy voting policies and procedures and, upon request, furnish a copy to its clients. Rule 204-2 further requires an investment adviser to retain certain records relating to the exercise of its proxy voting authority.

Policy

As a registered Investment Advisor, AMNA is often entrusted with the fiduciary responsibility to vote proxies for shares of corporate stock held on behalf of our clients. Proxy voting is an integral part of the management of the investment in those shares. In voting proxies, AMNA takes into account long term economic value as we evaluate issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and non-financial measures of corporate performance.

For clients that have delegated proxy authority, AMNA will make every reasonable effort to ensure that proxies are received and are voted in accordance with this policy and related procedures. To assist us in that process, AMNA retains Institutional Shareholder Services (“ISS”) to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting. In addition, AMNA also retains Glass Lewis for research services only.

AMNA seeks to avoid potential material conflicts of interest through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Voting and Governance Committee (“Committee”). As such, AMNA has adopted and implemented BNY Mellon’s Proxy Voting Policy and proxy voting guidelines. The guidelines are applied to all client accounts for which AMNA has been delegated the authority to vote in a consistent manner and without consideration of any client relationship factors.

Under this policy, the Committee permits member firms (such as AMNA) to consider specific interests and issues and cast votes differently from the collective vote of the Committee where the member firm determines that a different vote is in the best interests of the affected account(s).

AMNA will furnish a copy of its Proxy Voting Policy and its proxy voting guidelines upon request to each advisory client that has delegated voting authority.

Voting BNY Mellon Stock

It is the policy of AMNA not to vote or make recommendations on how to vote shares of BNY Mellon stock, even where AMNA has the legal power to do so under the relevant governing instrument. In order to avoid any appearance of conflict relating to voting BNY Mellon stock, AMNA has contracted with an independent fiduciary (ISS) to direct all voting of BNY Mellon Stock held by any AMNA accounts on any matter in which shareholders of BNY Mellon Stock are required or permitted to vote.

Proxy Voting Disclosure

Clients who have delegated proxy voting authority to AMNA may obtain the proxy voting records for their account upon written or verbal request.

Oversight Activities

AMNA performs periodic oversight of the operational and voting processes implemented on behalf of clients to ensure that proxy ballots are voted in accordance with established guidelines. These activities may include, but are not limited to, monthly account reconciliation between the voting agent and AMNA records and forensic testing of the application of vote instruction in relation to policy vote recommendations at the ballot level. These efforts are completed as component of our Rule 206(4) -7 compliance program.

Appropriate disciplinary action will be taken for failure to comply with the requirements of this policy, which could include termination of employment.

Reference

Rules 206(4)-6 and 204-2 under The Investment Advisers Act of 1940

BNY Mellon Policy II-G-051 (“Proxy Voting and Governance Committee Voting Policy”)

BNY Mellon Policy II-G-052 (“Proxy Voting and Governance Committee”)

Policy Content Owners

AMNA Compliance

Revision History

February 2018 (Original)

April 2019

NEUBERGER BERMAN

Governance and Proxy Voting Guidelines

ABOUT NEUBERGER BERMAN

Founded in 1939, Neuberger Berman is a private, 100% independent, employee-owned investment manager. From offices in 34 cities worldwide, the firm manages a range of strategies—including equity, fixed income, quantitative and multi-asset class, private equity and hedge funds—on behalf of institutions, advisors and individual investors globally. With more than 500 investment professionals and over 2,000 employees in total, Neuberger Berman has built a diverse team of individuals united in their commitment to delivering compelling investment results for our clients over the long term. That commitment includes active consideration of environmental, social and governance factors. Our culture has afforded us enviable retention rates among our senior investment staff and has earned us a citation from Pensions & Investments as a Best Place to Work in Money Management for six consecutive years.

JONATHAN BAILEY HEAD OF ESG INVESTING WWW.NB.COM/ESG

GOVERNANCE AND PROXY VOTING

OBJECTIVE

Neuberger Berman Group LLC (“Neuberger Berman Group” and collectively with its affiliates “Neuberger Berman” or the “firm”) believes that engagement is a dialogue between investors and companies focused on positively influencing corporate governance behaviors to drive long-term, sustainable returns. We have codified our approach in our Governance and Engagement Principles. One important way in which we exercise engagement is through voting proxies on behalf of our advisory clients for whom we have voting authority. We do this in order to fulfill our fiduciary responsibility to protect our clients’ best interests and as an important component of our approach to creating shareholder value.

The below statements serve as a guide to our voting approach and are representative of our general views on these matters. We reserve case-by-case judgment in all instances where we believe a different vote serves the economic best interests of our clients.

In addition we recognize that some of our investments, including but not limited to those listed outside major stock exchanges, mutual funds, exchange-traded funds, closed-end funds and special purpose acquisition companies, do not operate in markets where it would be appropriate to apply the full breadth of our guidelines. In those instances we will vote based on our assessment of best practices that protect shareholder value.

RISK OVERSIGHT & BOARD RESPONSIBILITIES

We expect boards in both the ordinary course of business and during special sessions to review and plan for relevant and material risk factors for the long-term sustainability of the business. We recognize that companies have diverse stakeholders that present many perspectives; we expect that given its oversight responsibility, the board remains open-minded in its evaluation of these issues. We identify continuing education, board evaluations, succession planning, shareholder and stakeholder engagement, and the adoption of best practices as indicators of oversight quality.

We expect, at minimum, to see disclosure on the existence of an Enterprise Risk Management framework, the roles and responsibilities of key committees, and comprehensive descriptions of the background and skills of directors. We identify assumptions as key risks to the effective oversight of management by the board, and believe these are best mitigated by active and diverse boards.

ELECTION OF DIRECTORS

Neuberger Berman believes a Board of Directors should be comprised primarily of qualified, independent, diverse directors with relevant experience. We believe having a board that is, at a minimum, majority, and preferably two-thirds, independent is a critical governance requirement. Neuberger Berman believes these factors, along with periodic board and committee refreshment, will facilitate driving a company’s performance, creating shareholder value while protecting and enhancing shareholders’ interests.

Generally we support management nominees; however, there are instances when Neuberger Berman may withhold its votes from or vote against the management nominee(s), for example, when the firm believes a board or certain of its members have:

•	failed to act in the best economic interests of shareholders;
•	failed to maintain independent audit, compensation and nominating committees;
•	failed to attend at least 75% of a company’s board and committee meetings without a reasonable excuse;
•	failed to adopt a material shareholder proposal that received the support of a majority of shareholders;

GOVERNANCE AND PROXY VOTING

•	failed to appoint an independent chair or a lead independent director;
•	or have adopted bylaw amendments that negatively affect shareholder rights without obtaining a shareholder vote.

We expect companies to have robust anti-corruption practices, and may vote against members of the appropriate board committee where we find poor oversight of matters related to compliance with sanctions or interactions with foreign governments.

We additionally evaluate the composition of the board to ensure shareholders are represented by individuals who are well positioned to assess and understand both traditional and abstract business risks, have a history of operating in complex environments, subscribe to the highest level of ethical standards and hold others to it, and are able to present themselves as a credible voice of not only shareholders, but also stakeholders such as clients, employees and communities, among others. We believe these qualities to be vital to the challenging, deliberative discourse that we expect boards of our portfolio companies to possess.

As we scrutinize the director nominees, we ask that companies provide expanded context for the specific skills or areas of focus for individual directors. These should include experiences that required risk expertise or strategy oversight that aligns with the needs of the company at present. While we do not support the notion of a one-issue director, we ask that companies identify who is well positioned to lead on top strategy, risk and ESG areas for the company. While long tenure or age should not necessarily discount the contribution of any one director, we will evaluate these traits as they relate to the overall composition of the board, including appropriate refreshment. Where the composition of the board does not satisfy our assessment of the needs at the company, we may hold the longest-tenured directors accountable to signal a need for appropriate director succession planning to be implemented.

Instances of interlocking directorships (CEOs serving on each other’s boards) and problematic related party transactions may pose conflicts of interest, and may lead us to vote against the director. Because of the significance of financial reporting and disclosure, Neuberger Berman believes that a CFO should report to the Board and not be a member. We usually will vote against a director who is the CFO of the subject company. We will closely scrutinize board representation awarded to third parties and investors with board influence that is not proportional to economic interest. These instances, along with contested elections and other special situations, will be evaluated by Neuberger Berman on a case-by-case basis.

We believe it is of great importance and will facilitate transparency if the members of the audit, compensation and nominating and governance committees are independent. We likely will withhold or vote against a director who sits on a key committee of the board and is an affiliate or an insider. Neuberger Berman expects each member of the audit committee to have the applicable expertise to carry out his or her responsibilities in an effective and diligent manner. Should a company be required to restate its financials, Neuberger Berman will closely evaluate audit committee members sitting at the time the issues arose. If a director has served on a board of at least one company with a record of poor performance, inadequate risk oversight, accounting-related issues or other indicators of actions that appeared to be against the interest of shareholders, we may vote against that director. We typically reexamine our determinations by considering: the length of time passed since the incident that caused the concern, shareholder support for the director, the director’s role (e.g. member of the audit committee when accounting issues arose).

Additionally, overboarding is a concern for Neuberger Berman, and we generally believe a public company executive should only sit on an aggregate of two public company boards and a director who is not a public company executive should serve on no more than five public company boards. If we withhold votes for a director who is a public company executive, typically we will not withhold the vote from the director at the company on which he or she serves as an executive.

GOVERNANCE AND PROXY VOTING

We believe there has been ample time for boards to take up and address issues of gender representation. If the board has not included a female director in the last 12 months or if there are no clearly articulated plans to include a qualified female nominee, we will vote against the chair of the nominating committee.

Neuberger Berman usually supports governance shareholder proposals to:

•	declassify a board;
•	eliminate cumulative voting;
•	elect directors by a majority of votes cast in uncontested elections;
•	separate the positions of Chairman and CEO; appoint a lead independent director. We recognize that there are instances in which it may be appropriate to combine the CEO and Chair roles, including a current strong lead independent director, strong performance and governance provisions.

Recognizing the importance of attracting and retaining qualified directors, we are supportive of strong indemnification provisions, so long as such proposals provide for the duty of care.

CAPITAL DEPLOYMENT FOR LONG-TERM VALUE CREATION

Our voting on capital issues is informed by our philosophy that companies should allocate capital to maximize long-term risk-adjusted shareholder value. We believe they should effect an economic returns-based capital allocation system; maintain efficient corporate capital structures that minimize the risk-adjusted cost of capital; avoid excessive leverage or excessive cash buildup; regularly return excess capital to shareholders, and explore divestitures/spin-offs of non-core assets and business units for which divestiture will enhance shareholder value. Additionally, boards should provide transparent information on the oversight of capital deployment choices, including identifying the appropriate responsible committee, and be able to discuss their methodology.

We expect large mergers, acquisitions, reorganizations or similar actions to be subject to a shareholder vote. Neuberger Berman often supports value-driven M&A strategies, but will evaluate all proposals on this matter on a case-by-case basis.

EXECUTIVE COMPENSATION

We expect each company to design compensation policies that are appropriate to its situation and that will attract and retain skilled executives who will be incentivized to increase their company’s long-term shareholder value. We expect compensation committees to design, adopt and clearly articulate a strong link between executive compensation and performance.

In our evaluation of compensation plans, we seek to understand how the metrics selected are related to the medium- to long-term business strategy articulated by executives. Performance incentives should be tied to challenging targets with disclosure around target-setting in relation to prior high-water marks. We expect boards to be able to discuss the potential long-term impacts of the chosen metrics, such as their impact on investments in R&D and human capital, or the ability to effectively deploy capital in the future. We additionally expect a robust discussion on the selection of the appropriate peer set, and how individual companies in that set are relevant to both the business and the compensation of the executives themselves.

Performance periods should be sufficiently long to ensure executives do not manage to too short of a time horizon, with at least a three-year performance period appropriate for most long-term incentive plan metrics. We do not believe long-term incentive plans

GOVERNANCE AND PROXY VOTING

(LTIPs) should have annual components, whether vesting or awards, and will additionally scrutinize plans that annually reload awards to create outcomes that become disengaged from the returns seen by shareholders.

We are particularly sensitive to outsized awards as a result of committee discretion, where absolute returns were negative, use of metrics susceptible to ‘gaming’, and/or where a payout previously occurred for the attainment of the same metric. We also closely scrutinize the quantum and timing of the disposition of shares by Named Executive Officers in the context of any repurchase activity at the company. Neuberger Berman believes it is imperative for management and the board to maintain a significant equity ownership in the Company to ensure alignment with shareholders’ interests. As we expect incentive compensation to relate directly to the creation of long-term value for shareholders, we generally expect extended vesting of equity awards, bonus and equity plans to provide for clawbacks, equity compensation plans that do not permit repricing or reloading, and “golden parachute” proposals that encourage management to negotiate transactions in shareholders’ best interest. We also believe that advisory votes on executive compensation should be held on an annual basis.

Due to the diverse requirements of companies in which we invest, Neuberger Berman typically determines whether to support an executive compensation proposal after a case-by-case assessment, considering among other things, industry, size, performance, financial condition and historic pay practices. Where we identify insufficient alignment with the interests of our clients or insufficient disclosure to perform an analysis, we will vote against the compensation plan.

EQUITY-BASED COMPENSATION PLAN PROPOSALS

We generally support the adoption of equity-based compensation plans because they often facilitate the alignment of management’s interests with shareholders. However, we do consider the cost of a plan and its qualitative metrics. The expense of any equity plan is considered in conjunction with a company’s operating metrics to determine whether the cost is excessive. We also consider certain qualitative metrics of the plan, including: awards’ performance metrics and targets, whether the plan provides for repricing. We likely will vote against plans that are excessively dilutive, costly and provide for repricing, or allow increases in shares available under the plan without shareholder approval.

OPTION EXCHANGES, REPRICING, BACKDATING

We typically are opposed to repricing plans, exchange programs and plans with evergreen provisions. We expect to vote against plans with repricing and exchange provisions; however, there may circumstances in which a repricing provision or exchange provision is approved, such as a steep decline, not just in a company’s value, but also the industry or macroeconomic environment. The repricing plan or exchange program may help the company retain employees in a precarious environment. We find backdating options and related actions unacceptable and will not support them.

DIRECTOR COMPENSATION PLANS

Neuberger Berman believes nonemployee directors should receive appropriate compensation that may consist of cash and equity.

We recognize that compensating directors with equity awards facilitates the directors’ alignment with shareholders, for which we are wholly supportive. The equity awards for directors should only reflect compensation, not be performance-based, so that directors do not engage in risk-taking.

GOVERNANCE AND PROXY VOTING

EMPLOYEE STOCK PURCHASE PLANS

Employee Stock Purchase Plans (ESPP) provide employees with ownership in the company, which strengthens the alignment with shareholders. We view these plans as being beneficial to companies and their shareholders because they typically are available to a broad employee group and the annual purchases are limited by statute. Neuberger Berman expects to support most ESPPs unless the employee base to whom the plan is offered is unduly limited (e.g. senior executives).

SHAREHOLDER RIGHTS

Neuberger Berman generally supports significant shareholder representation and the protection of minority rights. As such, it generally supports shareholder or management proposals regarding proxy access, although each instance is examined on a case-by-case basis, considering factors such as company size, existing or management-proposed proxy access provisions, board independence, diversity, experience, tenure, requested ownership percentage and holding requirement, among other things. We also generally support the right of shareholders to call a special meeting and—where the right does not exist—to act by written consent. We generally believe a special meeting threshold in the range of 20 – 25% is appropriate at most companies, where other circumstances such as large single- shareholder would not lead to a potential for misuse.

It is our view that in most matters presented for shareholder approval a majority vote is appropriate. Therefore we typically support proposals to eliminate supermajority proposals. The firm usually is opposed to cumulative voting; however, there may be certain instances when we will support a cumulative voting proposal. For example companies with tiered voting classes and those controlled by a significant shareholder may lend themselves to the adoption of cumulative voting. Neuberger Berman generally supports stewardship and corporate governance codes, as well as other efforts to codify best practices. Where we find issues at odds with the practices of our portfolio companies, we will seek to use these frameworks to engage in constructive dialogue on the subject.

Neuberger Berman generally believes in the alignment of voting rights with economic interest (i.e. one vote, one share). We may, where appropriate, support proposals to equalize the voting rights of shareholders, including the elimination of special voting share classes and the establishment of single-class voting structures. Each instance is reviewed on a case-by-case basis and is rooted in an economic assessment of the costs and opportunities for shareholders.

We recognize that, on occasion, companies may choose to reincorporate their domicile. We analyze these changes closely and are generally supportive of these efforts where they are in the economic interest of our clients, with reduced legal costs, streamlined judicial process, proximity to corporate headquarters, or improved governance provisions serving as common positive dimensions of such measures. We believe the designation of Delaware (or its state of incorporation) as a company’s exclusive forum for certain governance- related litigation is appropriate provided it is done in the spirit of permitting a more efficient resolution of such matters for both the plaintiff and the company, and does not contain onerous provisions like mandatory arbitration.

On the subject of the venue and format of shareholder meetings, we believe it should strike a balance between providing access and transparency while taking advantage of new technology and cost efficiencies. As such we will not vote against directors for the approval of a virtual meeting format, but continue to recognize that such a shift should facilitate, not abridge, shareholder access.

ANTI-TAKEOVER PROVISIONS & SHAREHOLDER RIGHTS PLANS (“POISON PILLS”)

Neuberger Berman generally does not support the adoption of anti-takeover provisions, including shareholder rights plans. In cases of unilateral adoption by the board, we will evaluate these proposals on a case-by-case basis in order to determine whether the action was in the best interest of shareholders and appropriately proportional to the circumstances. If we deem the action to be adverse to shareholder interests, we will generally vote against members of the governance committee and the chairman/lead independent director. Where the plan itself is subject to a vote, we will additionally evaluate whether there are tax-related benefits (net-operating- loss pills), the protection of which may be in the economic interest of our clients.

ENVIRONMENTAL ISSUES

Neuberger Berman believes that all issuers must be able to identify key environmental risks to their business. We will generally support shareholder proposals asking for increased disclosure where our assessment finds that existing materials are significantly lagging behind recognized frameworks necessary for investors to assess these risks. Neuberger Berman is broadly supportive of the work of the Task Force on Climate-related Financial Disclosure (TCFD) and the Sustainability Accounting Standards Board (SASB). Issuers can look to those frameworks as a reference of leading best practices. We expect directors to be familiar with those recommendations and be able to discuss how they relate to the risk assessment for their business.

While our primary analysis focuses on material topics, we recognize that due to changes such as rising supply chain complexity, shifting consumer trends and regulatory changes, among many others, companies should continue to be aware of salient issues that may become more important over time. Where we find significant failings by the board in its oversight of these issues, we may withhold support.

SOCIAL ISSUES

We believe that companies have a variety of stakeholders and encourage engagement with those parties that may positively or negatively impact the stability, performance and sustainability of the business. While we believe that regulators and legislators are best positioned to address market-level social concerns, we recognize the value of leadership in those areas that improve the company’s reputation and its ability to be seen as a responsible participant in the broad economy and the communities it operates in. Where we identify issues that we believe can significantly harm the value of our clients’ investments, we will pursue a course of action, including engagement, or the support of a shareholder proposal, among others, that most constructively mitigates these risks.

Given the potential reputational impact of the use of company funds in relation to trade associations and political processes, Neuberger Berman will generally support shareholder proposals asking for disclosure and/or reports on this issue. In our detailed evaluation of the proposals, we find the Center for Political Accountability Zicklin Index (CPA-Zicklin) to be an informative guidepost for assessing appropriate disclosure in relation to both the market and industry peers.*

Neuberger Berman believes topics related to human capital are among the most significant risks and opportunities for companies. We expect boards to disclose and be able to discuss efforts to make the companies inclusive, attractive and high-retention environments. We identify this as a vital component in attracting and retaining talent for the long-term sustainable success of the companies we invest in. Neuberger Berman supports inclusive and diverse working environments, and will generally support shareholder proposals seeking to establish comprehensive equal opportunity and anti-discrimination provisions. Neuberger Berman also generally supports efforts to study and report on any discrepancies in compensation based on gender.

*Neuberger Berman does not maintain a formal relationship with the Center for Political Accountability. Lawrence Zicklin is a former employee of Neuberger Berman and served as the Non-Executive Chairman of the Board from 1999 to 2003. He rejoined the Board in 2009 and continues to serve as an independent director.

S0089 04/19 ©2019 Neuberger Berman BD LLC. All rights reserved.

2019.12.31

PROXY VOTING

POLICY

It is the Firm’s policy, where it has accepted responsibility to vote proxies on behalf a particular client, to vote such proxies in the best interest of its clients and ensure that the vote is not the product of an actual or potential conflict of interest. For client’s that are subject to ERISA, it is the Firm’s policy to follow the provisions of any ERISA plan’s governing documents in the voting of plan securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

RESPONSIBILITY

Where the Firm has accepted responsibility to vote proxies on behalf a particular client, the Co-Chief Investment Officers are responsible for ensuring that proxies are voted in a manner consistent with the proxy voting guidelines adopted by the Firm (the “Proxy Voting Guidelines”) and the Firm’s policies and procedures.

PROCEDURES

The Firm will vote client proxies where a client requests and the Firm accepts such responsibility, or in the case of an employee benefit plan, as defined by ERISA, where such responsibility has been properly delegated to, and assumed by, the Firm. In such circumstances the Firm will only cast proxy votes in a manner consistent with the best interest of its clients or, to the extent applicable, their beneficiaries. The Firm shall, in its Form ADV, generally disclose to clients information about these policies and procedures and how clients may obtain information on how the Firm voted their proxies when applicable. At any time, a client may contact the Firm to request information about how it voted proxies for their securities. It is generally the Firm’s policy not to disclose its proxy voting records to unaffiliated third parties or special interest groups.

The Firm’s Trading & Analytics Department will be responsible for monitoring corporate actions and ensuring that proxies are submitted in a timely manner. The Firm may delegate the responsibility to vote client proxies to one or more persons (such person(s) are hereafter referred to as “Responsible Voting Parties”) consistent with the Proxy Voting Guidelines. Specifically, when the Firm receives proxy proposals where the Proxy Voting Guidelines outline its general position as voting either “for” or “against,” the proxy will be voted by one of the Responsible Voting Parties in accordance with the Firm’s Proxy Voting Guidelines. When the Firm receives proxy proposals where the Proxy Voting Guidelines do not contemplate the issue or otherwise outline its general position as voting on a case-by-case basis, the proxy will be forwarded to the Proxy Voting Committee, which will review the proposal and either vote the proxy or instruct one of the Responsible Voting Parties on how to vote the proxy.

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Responsible Voting Parties may vote a proxy contrary to the Proxy Voting Guidelines if, in the sole determination of the Proxy Voting Committee, it is determined that such action is in the best interest of the Firm’s clients. In the exercise of such discretion, the Proxy Voting Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal and the company involved. Similarly, poor past performance, uncertainties about management and future directions and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients with respect to the same proxy vote.

The Responsible Voting Parties will document the rationale for all proxies voted contrary to the Proxy Voting Guidelines. Such information will be maintained as part of the Firm’s recordkeeping process. In performing its responsibilities the Proxy Voting Committee may consider information from one or more sources including, but not limited to, management of the company presenting the proposal, shareholder groups, legal counsel and independent proxy research services. In all cases, however, the ultimate decisions on how to vote proxies is made by the Proxy Voting Committee.

ERISA Plans

Plans managed by the Firm governed by ERISA shall be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where the Firm has been delegated sole proxy voting discretion, these policies and procedures will be followed subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interest of participants and beneficiaries. The Department of Labor has indicated that voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received.

2019.12.31

Conflicts of Interest

The Firm may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, the Firm may provide services to accounts owned or controlled by companies whose management is soliciting proxies. The Firm, along with any affiliates and/or employees, may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

If the Responsible Voting Parties become aware of any potential or actual conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Committee. Conflicts of interest will be handled in various ways depending on their type and materiality of the conflict. The Firm will take the below steps to ensure that its proxy voting decisions are made in the best interest of its clients and are not the product of such conflict.

●	Where the Proxy Voting Guidelines outline the Firm’s voting position, as either “for” or “against” such proxy proposal, voting will be in accordance with the its Proxy Voting Guidelines.

●	Where the Proxy Voting Guidelines outline the Firm’s voting position to be determined on a “case-by-case” basis for such proxy proposal, or such proposal is not contemplated in the Proxy Voting Guidelines, then one of the two following methods will be selected by the Committee depending upon the facts and circumstances of each situation and the requirements of applicable law:
●	vote the proxy in accordance with the voting recommendation of a non-affiliated third party vendor; or
●	provide the client with sufficient information regarding the proxy proposal and obtain the client’s consent or direction before voting.

Third Party Delegation

The Firm has delegated to a non-affiliated third-party vendor, the responsibility to review proxy proposals and make voting recommendations to the Firm. The Chief Compliance Officer will ensure that any third party recommendations followed will be consistent with the Proxy Voting Guidelines. In all cases, however, the ultimate decisions on how to vote proxies are made by the Committee.

Mutual Fund

The Firm acts as an investment advisor to the Nuance Concentrated Value Fund, the Nuance Mid Cap Value Fund and the Nuance Concentrated Value Long-Short Fund custodied at US Bank N.A. US Bank will prepare and file Form N-PX in accordance with Nuance’s proxy votes, as tracked by ISS. All proxies will be voted in accordance with any applicable investment restrictions of the fund and, to the extent applicable, any resolutions or other instructions approved by an authorized person of the fund. The Firm has oversight responsibility of the proper voting of proxies and the accuracy of the Form N-PX filing. The Chief Compliance Officer shall work with the Fund team to ensure accurate and timely filings are made.

Special Circumstances

The Firm may choose not to vote proxies in certain situations or for certain accounts, such as: (i) where a client has informed the Firm that they wish to retain the right to vote the proxy; (ii) where the Firm deems the cost of voting the proxy would exceed any anticipated benefit to the client; (iii) where a proxy is received for a client that has terminated the Firm’s services; (iv) where a proxy is received for a security that the Firm no longer manages (i.e., the Firm had previously sold the entire position); and/or (v) where the exercise of voting rights could restrict the ability of an account’s Portfolio Managers to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

In addition, certain accounts over which the Firm has proxy-voting discretion may participate in securities lending programs administered by the custodian or a third party. Because the title to loaned securities passes to the borrower, the Firm will be unable to vote any security that is out on loan to a borrower on a proxy record date. If the Firm has investment discretion, however, the Firm shall reserve the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Proxy Voting GUIDELINES

In accordance with Rules 30b1-4 (new) & 206(4)-6 (new) & 204-2 (amended) of the Investment Adviser Act of 1940, Nuance Investments, LLC (“NUANCE”) is providing all clients with a summary of its proxy voting procedures.

●	Upon opening an account with Nuance, clients are given the option to delegate proxy-voting discretion to Nuance by completing the appropriate documents. Nuance will only exercise proxy-voting discretion over client shares in the instances where clients give Nuance discretionary authority to vote on their behalf.
●	It is Nuance’s policy to vote client shares primarily in conformity with the ISS recommendations, in order to limit conflict of interest issues between Nuance and its clients. ISS and Nuance retain a record of all recommendations.
●	ISS is a neutral third party that issues recommendations based upon its own internal guidelines.

2019.12.31

●	Nuance may vote client shares inconsistent with an ISS recommendations if Nuance believes it is in the best interest of its clients and such a vote does not create a conflict of interest between Nuance and its clients. In such a case, Nuance will have on file a written disclosure detailing why they believe ISS’s recommendation was not in the client’s best interest.
●	Nuance votes client shares via ISS, an electronic voting platform provided by Broadridge Financial Solutions, Inc. Additionally, ISS retains a record of proxy votes for each client.
●	Annually, Nuance will file Form N-PX with the SEC, which will contain each fund’s complete proxy voting record.
●	Nuance’s Best Execution Committee will review all proxy votes to ensure consistency with its procedures.
●	Upon request, clients can receive a copy of Nuance’s proxy voting procedures and ISS’s proxy voting guidelines.
●	These procedures are currently in effect.
●	If you have any questions or would like a copy of Nuance’s proxy voting procedures, ISS’s proxy voting guidelines and/or a record of how your shares were voted, please contact Nuance’ Chief Compliance Officer at 816-743-7080.

BOOKS AND RECORDS

In its books and records, the Firm will maintain a copy of the following documents:

●	proxy statement that the Firm receives regarding client’s securities;
●	votes that the Firm casts on behalf of a client;
●	any document the Firm created that was material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for such decision; and
●	written client request for information on how the Firm voted proxies on behalf of the requesting client and a copy of the Firm’s written response to any (written or verbal) client request for information on how the Firm voted proxies on behalf of the requesting client.

The Firm may rely upon the Commission’s EDGAR system to maintain certain records referred to above.

Proxy Voting Policy

April 2020

Policy

The proxy voting policy ("the Policy") is intended to foster PIMCO's compliance with its fiduciary obligations and applicable law; the Policy applies to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority. 1

PIMCO will vote proxies2 in accordance with this Policy and the relevant procedures related to proxy voting for each of its clients unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients results from its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. PIMCO will adhere to its fiduciary obligations for any proxies it has the authority to vote on behalf of its clients.

A.	General Policy Statement

The Policy is designed in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients.

When considering client proxies, PIMCO may determine not to vote a proxy if it has a reasonable belief that:

(1) the effect on the client's economic interests or the value of the portfolio holding is insignificant in relation to the client's account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio manager(" PM") to effect trades in the related security;(3) not taking action or affirmatively filing an abstention is in the best interest of the client account; (4) voting is not in the best interest of the client; or(5) the Legal and Compliance department or the Conflicts Committee has determined that it is consistent with PIMCO's fiduciary obligations not to vote.

B.	Conflicts of Interest
1.	Identification of Conflicts of Interest

When acting on client proxies, potential conflicts of interest may appear to or can interfere with PIMCO's ability to evaluate proxies in accordance with PIMCO's fiduciary standard. Actual or potential conflicts of interest could arise in many ways when PIMCO votes client proxies, such as(i) if PIMCO has a material business relationship with the issuer to which the proxy relates;(ii) if a PM/Analyst responsible for voting a proxy has a material personal3 or business relationship with the issuer; (iii) if PIMCO clients have divergent interests in the proxy vote; and (iv) if the PM/Analyst voting a proxy becomes aware of a material business

1       Voting or consent rights shall not include matters that are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and Dutch auctions.

2       Proxies generally describe corporate action-consent rights (relative to fixed income securities) and proxy voting ballots (relative to fixed income or equity securities) as determined by the issuer or custodian.

3	Personal relationships include employee and immediate family member interests with an issuer.

GLOBAL PROXY VOTING POLICY I APRIL 2020 19

relationship between the issuer and a PIMCO Affiliate prior to voting.

Furthermore, an independent industry service provider ("ISP") that PIMCO retains may have its own conflicts of interest in connection with the proxy research and voting recommendations it provides. Before voting a client proxy, each PM/Analyst will evaluate any conflicts of interest identified by the ISP and escalated to PIMCO. In each case, the determination will be made in the client's best interest and consistent with PIMCO's fiduciary duties.

Each PM/Analyst has a duty to disclose to the Legal and Compliance department any known potential or actual conflicts of interest relevant to a proxy vote prior to voting (whether the proxy will be voted by the ISP or PIMCO). If no potential or actual conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the proxy may be voted by the responsible PM/Analyst in good faith and in the best interests of the client.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving them as described in this Policy.

2.	Resolution of Potential/ Identified Conflicts of Interest

Equity Securities.4 PIMCO has retained an ISP5 to provide research and voting recommendations for proxies relating to Equity Securities in accordance with the ISP's guidelines. By following the guidelines of an independent third party, PIMCO seeks to mitigate potential conflicts of interest PIMCO may have with respect to proxies covered by the ISP.

PIMCO will follow the recommendations of the ISP unless: (i) the ISP does not provide a voting recommendation; or (ii) a PM/Analyst decides to override the ISP's voting recommendation. In each case as described above, the Legal and Compliance department will review the proxy to determine whether an actual or potential conflict of interest exists. When the ISP does not provide a voting recommendation, the relevant PM/Analyst will make a determination regarding how, or if, the proxy will be voted by completing required documentation.

Fixed Income Securities. Fixed income securities can be processed as proxy ballots or corporate action- consents at the discretion of the issuer/custodian.

When processed as proxy voting ballots, the ISP generally does not provide a voting recommendation and their role is limited to election processing and recordkeeping. In such instances, any elections would follow the standard process discussed above for Equity Securities.

When processed as corporate action-consents, the Legal and Compliance department will review all election forms to determine whether an actual or potential conflict of interest exists with respect to the PM's consent election. PIMCO's Credit Research and Portfolio Management Groups are responsible for issuing recommendations on how to vote proxy ballots and corporate action-consents (collectively referred to herein as proxies) with respect to fixed income securities.

Conflicting Client Interests. Where the conflict at issue has arisen because PIMCO clients have divergent interests (which may include, but are not limited to, divergent investment strategies or objectives), the applicable PM/Analyst may vote the proxy as follows:

•  If the conflict exists between the accounts of one or more PMs/Analysts on the one hand, and

4 The term "Equity Securities" means common and preferred stock, including common and preferred shares issued by investment companies; it does not include debt securities convertible into equity securities.

5 The ISP for Equity Securities proxy voting is Institutional Shareholder Services(" ISS"), Inc., 1177 Avenue of the Americas, 2nd Floor, New York, NY 10036.

GLOBAL PROXY VOTING POLICY I APRIL 2020 20

accounts of one or more different PMs/Analysts on the other, each PM/Analyst (if the conflict does not also exist among the PM's/Analyst's accounts) will vote on behalf of his or her accounts in such accounts' best interests.

•

If the conflict exists among the accounts of a PM/Analyst, the PM/Analyst shall vote the proxies in the best interest of each client and should be prepared to respond to inquiries regarding proxy decisions. Each PM/Analyst has the discretion to escalate questions regarding divergent interests to the head of the PM's desk, Operations or the Legal and Compliance department as necessary.

Affiliated fund considerations

PIMCO-Affiliated fund Shares Covered by ISP. The ISP may make voting recommendations for proxies relating to PIMCO-affiliated fund shares in accordance with the ISP guidelines. PIMCO may determine to resolve a conflict of interest with respect to a PIMCO-managed separate account, fund or other collective investment vehicle holding such PIMCO-affiliated fund shares by following the recommendation of the ISP. When the ISP publishes a voting recommendation with respect to PIMCO-Affiliated Funds, PIMCO may elect to override the ISP when doing so is in the client's best interest and consistent with PIMCO's fiduciary duties.

PIMCO Affiliated fund Shares Not Covered by ISP. In certain circumstances, conflicts of interest with respect to the voting of proxies may also arise when PIMCO-managed separate accounts (including wrap program accounts advised or managed in whole or in part by PIMCO and other wrap program accounts for which

PIMCO has proxy voting authority), funds or other collective investment vehicles are shareholders of PIMCO-affiliated funds that are the subject of proxies. PIMCO will vote client proxies relating to a PIMCO-affiliated fund in accordance with the offering or other disclosure documents or any applicable contract for the PIMCO- managed separate account, fund or other investment vehicle holding shares of the PIMCO-affiliated fund.

Where such documents are silent on the issue, PIMCO will vote client proxies relating to a PIMCO-affiliated fund by "echoing" or "mirroring" the vote of the other shareholders in the underlying funds, or by applying other appropriate methods in the Policy.

3.	Escalation of Conflicts of Interest

Djrect Resolution by the Proxy Working Group PIMCO may leverage a Working Group to assist in the evaluation and resolution of potential conflicts of interest. When a conflict is brought to the Working Group for resolution, the Working Group will seek to mitigate the actual or potential conflict in the best interest of clients. In considering the manner in which to mitigate a conflict of interest, the Working Group may take into account various factors, including:

•	The extent and nature of the actual or potential conflict of interest;
•	If the client is a fund, whether it has an independent body (such as a board of directors) that is willing to give direction to PIMCO;
•	The nature of the relationship of the issuer with the PM/Analyst or PIMCO (if any);

Whether there has been any attempt to directly or indirectly influence PIMCO's voting decision or actions; and

•	Whether the direction of the proposed vote would appear to benefit the PM/Analyst (including any personal relationship), PIMCO, a related party or another PIMCO client.

The Working Group Protocol. To facilitate the efficient resolution of conflicts of interest, the Working Group may establish a protocol (the "Working Group Protocol") that directs the methods of resolution for specific types of conflicts, provided that such methods are consistent with this Policy. Generally, once a protocol has been established for a certain type of conflict all conflicts of that type will be resolved

GLOBAL PROXY VOTING POLICY I APRIL 2020 21

pursuant to the protocol.

PIMCO Conflicts Committee. The Working Group in its discretion may escalate potential conflicts of interest to the firm wide Conflicts Committee for review on an as needed basis.

The Legal and Compliance department will record the manner in which each such conflict is resolved.

C.	ISP Oversight

Consistent with its fiduciary obligations. PIMCO will perform periodic due diligence and oversight of ISP's engaged to provide PIMCO with proxy voting research and recommendations. PIMCO's due diligence and oversight process includes. but is not limited to. the evaluation of: the ISP's capacity and competency to provide proxy voting research and recommendations6 and the ISP's compliance program.

D.	Delegation of Proxy Voting Authority

Sub-Adviser Engagement. As an investment manager, PIMCO may exercise its discretion to engage a Sub- Adviser to provide portfolio management services to certain PIMCO-affiliated Funds. Consistent with its management responsibilities, the Sub-Adviser will assume the authority for voting proxies on behalf of PIMCO for these funds. Sub-Advisers may utilize third parties to perform certain services related to their portfolio management responsibilities. As a fiduciary, PIMCO will maintain oversight of the investment management responsibilities(which may include proxy voting) performed by the Sub-Adviser and contracted third parties.

E.	Reporting and Disclosure Requirements and the Availability of Proxy Voting Records[7]

For each U.S. registered investment company("fund") that PIMCO sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 is properly reported on Form N-PX, which is filed with the SEC no later than August 31 of each year. PIMCO will also ensure that each fund states in its Statement of Additional Information("SAI")(or, with respect to Private Account Portfolio Series of PIMCO Funds("PAPS Portfolios"), the Offering Memorandum Supplement) and its annual and semiannual report to shareholders that information concerning how the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30 is available without charge through the fund's website and on the SEC's website. PlMCO's Funds Business Group is responsible for ensuring that this information is posted on each fund's website. PIMCO will ensure that proper disclosure is made in each fund's SAI (or, with respect to the PAPS Portfolios, the Offering Memorandum Supplement) and annual and semiannual reports describing (or, in the case of annual and semiannual reports, regarding the availability of a description of) the policies and procedures used to determine how to vote proxies relating to such fund's portfolio securities. PIMCO will also ensure that proper disclosure is made in each closed-end fund's Form N-CSR filing for an annual report describing the policies and procedures used to determine how to vote proxies relating to such fund's portfolio securities.

Except to the extent required by applicable law(including with respect to the filing of any Form N-PX) or

6 This includes the adequacy and quality of the ISP's operational infrastructure as it relates to its process for seeking timely input from issuers and its voting methodologies.

7 For each Canadian mutual fund under NI 81-102 ("fund") that PIMCO Canada sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 is properly disclosed on the PIMCO Canada website no later than August 31 of each year.

GLOBAL PROXY VOTING POLICY I APRIL 2020 22

otherwise approved by PIMCO, PIMCO or its agents will not disclose to third parties its voting intentions or how it voted a proxy on behalf of a client in order to reduce the occurrence of actual or potential conflicts of interest. However, upon request from an appropriately authorized individual, PIMCO will disclose to PIMCO- named affiliates, its clients or an entity delegating voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a summary thereof: (i) in PIMCO's Part 2 of Form ADV; or (ii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client's proxies is available upon request.

F.	Records

PIMCO or its agent (e.g., IMS West or the ISP) will maintain proxy voting records in accordance with applicable law.

Effective:	August 2003
Revised:	May 2007 May 2010 October 2012	June 2014 November 2017 April 2020

GLOBAL PROXY VOTING POLICY I APRIL 2020 23

PPM AMERICA, INC.

PPM LOAN MANAGEMENT COMPANY, LLC

Proxy Voting Policies and Procedures

The following policies and procedures are adopted pursuant to Rule 206(4)-6 of the Investment Advisers Act of 1940 (the “Act”). The policies and procedures are designed to prevent material conflicts of interest from affecting the manner in which PPM America, Inc., and PPM Loan Management Company, LLC. (collectively, “PPM”) votes proxies on behalf of its clients and to ensure that proxies are voted in the best economic interests of clients. The policies and procedures are tailored to suit PPM’s advisory business, the types of securities and portfolios managed by PPM and the extent to which PPM clients have adopted their own proxy voting procedures.

I.	Responsibility for Voting. PPM shall vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless:
•	the investment management agreement between PPM and the client expressly precludes the voting of proxies by PPM;
•	the client otherwise instructs PPM; or
•	in PPM’s judgment, the cost of voting the proxy would exceed the anticipated benefit to the client.

The financial interest of PPM’s clients is the primary consideration in determining how proxies should be voted.

When making proxy voting decisions, PPM generally adheres to its Proxy Voting Guidelines set forth in Appendix A hereto (the “Voting Guidelines”). The Voting Guidelines, which have been developed with the assistance of Institutional Shareholder Services (“ISS”), set forth PPM’s positions on recurring issues and the criteria for addressing non-recurring issues.

II.	Oversight. The Portfolio Management function, typically led by the Public Equity team, oversees the proxy voting process and reviews these policies and procedures, including the Voting Guidelines, at least annually.
III.	Additionally, on an annual basis, PPM Legal & Compliance (“Legal & Compliance”) will select and review a sample of proxy votes to ensure the votes were cast in accordance with the recommendation and Voting Guidelines. Administration. All proxies received by PPM for accounts over which PPM has been delegated proxy voting authority will be forwarded to Portfolio Services for administration. PPM has engaged an independent thirdparty service, ISS, to provide administrative assistance in connection with the voting of proxies. ISS is a premier proxy research, advisory, voting and vote reporting service that specializes in proxy voting. ISS’ primary function with respect to PPM is to communicate shareholder meeting dates of all securities holdings, provide associated research and recommend the manner in which PPM should vote on particular proxy proposals. ISS also will electronically vote proxies in accordance with PPM’s instructions.

Where delegated proxy voting authority, PPM retains final authority and fiduciary responsibility for the voting of proxies.

24 | Proxy Voting v1.11	Last Reviewed 04/01/20

A.	Receipt and recording of proxy information.
1.	Portfolio Services is responsible for establishing in each client record whether the client has:
•	vested PPM with proxy voting authority or has reserved or delegated that responsibility to another, designated person; and
•	provided PPM with a specific proxy voting instruction.
2.	For each account that PPM advises and has discretion to vote shareholder proxies, Portfolio Services shall notify the client’s custodian that all proxy materials and ballots shall be forwarded to ISS.
B.	Reconciliation of holdings
1.	Portfolio Services shall forward a current list of portfolio holdings to ISS twice weekly, on Tuesday and Thursday.
2.	Portfolio Services receives a report twice weekly from ISS. The report serves as a notice of any upcoming (up to 30 days into the future) proxy meeting which PPM has a right to vote and breaks down each item which is to be voted on.
3.	For each proxy received, ISS shall confirm that share amounts reflected on proxy ballots are the actual number of shares entitled to vote.
C.	Transmission of ballots. ISS shall transmit each proxy ballot (electronically or by mail).
D.	Records. In accordance with Section 204-2 of the Act, the following documents shall be maintained for a period of five years:
1.	a copy of each proxy statement received (PPM will rely on EDGAR for retention of all proxy statements);
2.	a record of each proxy vote cast, including the issuer, the number of shares voted, a description of the proposal, how the shares were voted and the date on which the proxy was returned;
3.	a copy of any document generated by PPM, a PPM affiliate or a delegate of PPM that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision;
4.	a copy of each written client request for PPM’s proxy voting record; and
5.	a copy of any written response from PPM to any client request (written or oral) for PPM’s proxy voting record.
E.	Availability of records. Copies of these policies and procedures, which may be updated from time to time, and records of all proxies voted shall be made available to clients, in such forms or intervals as the clients reasonably request. ISS shall maintain electronic records of each vote cast and will make voting records available electronically to PPM clients. Client requests for such information will be forwarded to Portfolio Services for fulfillment and tracking purposes.
25 | Proxy Voting v1.11	Last Reviewed 04/01/20

IV.	Due Diligence. Portfolio Services will, at least annually, conduct due diligence reviews of ISS, consistent with PPM’s Third-Party Supply Policy, including reviews of due diligence documents and questionnaires provided by ISS. In conducting this diligence, Portfolio Services will consider whether the proxy advisor has the capacity and competency to adequately analyze proxy issues and whether there are any identified conflicts of interest or any other factors important in considering the nature and quality of the services provided by ISS. The full process for due diligence can be found in PPM’s Third-Party Supply Policy.

V.	Voting Policy.
A.	Client instruction. If a client delivers a proxy voting instruction to PPM prior to the record date stated in the proxy, PPM shall vote each proxy solicited by or with respect to the issuers the respective securities held in that client’s account in accordance with that instruction. Portfolio managers shall be responsible for reviewing client directed voting instructions and Legal & Compliance will periodically review votes cast to ensure compliance with such instructions.
B.	No client instruction. If a client does not deliver a proxy voting instruction to PPM prior to the record date stated in the proxy, PPM shall vote each proxy solicited by or with respect to the issuers of securities held in that client’s account in accordance with the Voting Guidelines set forth in Appendix A hereto, or, in such other manner that, in the judgment of PPM, is in the best interests of the client.
C.	Mutual Fund – Echo Voting - Where PPM or affiliates have made proprietary or seed investments in mutual funds for which PPM serves as investment adviser, PPM will vote proxies with respect to the fund shares held in those accounts in a proportionate manner as to echo the votes of all other institutional fund shareholders.
VI.	Voting Analysis and Guidelines. Where PPM exercises voting authority, it has adopted the Voting Guidelines to provide guidance on how to address specific proposals as they arise.
A.	Research. PPM utilizes ISS to perform research and make recommendations to PPM based on the Voting Guidelines on matters for which votes are being solicited.
B.	Analysis. ISS shall deliver to PPM research and vote recommendations electronically for analysis.

As soon as practicable after receipt, Portfolio Services shall forward the ISS research and vote recommendations to the appropriate portfolio manager(s) for their review and:

•	the portfolio manager(s) will complete the Proxy Voting Form for each proxy to evidence the review of each vote;
•	if the portfolio manager determines that the recommendation is consistent with the Voting Guidelines, no response to Portfolio Services is required;
•	if a recommendation is not consistent with the Voting Guidelines, Portfolio Services shall instruct ISS to change the recommended vote accordingly;
•	if, after consideration of certain factors, the portfolio manager determines that the proposal will not enhance shareholder value and the portfolio manager determines to vote the proxy in a manner contrary to the Voting Guidelines, the portfolio manager shall then submit the recommended vote to Legal &
26 | Proxy Voting v1.11	Last Reviewed 04/01/20

Compliance to determine whether there is a potential conflict of interest. If there is no conflict of interest, the vote shall be submitted to ISS for transmission. If a conflict of interest is identified, the vote shall be submitted in accordance with Section VII below;

•	if the proposal is not addressed in the Voting Guidelines or if the application of the Voting Guidelines is unclear, the portfolio manager shall review the proposal and submit its recommended vote to Portfolio Services and to Legal & Compliance for review and resolution in accordance with Section VI below;
•	if ISS is unable to provide a recommendation for a vote, the portfolio manager of the affected portfolio shall research and recommend a vote in accordance with Section VII below.
VII.	Conflicts of Interest. To ensure that conflicts of interest have no effect on votes cast, the Voting Guidelines are designed to eliminate adviser discretion from the voting process and votes are generally cast based upon the recommendations of ISS. In the event that PPM determines that a proxy should be voted in a manner contrary to the recommendation set forth in the Voting Guidelines, the following shall apply:
A.	Identification. Legal & Compliance shall analyze the proxy to determine whether PPM may have a relationship with an issuer whose securities are also held in client portfolios. PPM will be deemed to have a potential conflict when voting a proxy of an issuer if:
•	the issuer or an affiliate of the issuer that is a client of PPM or PPM is actively soliciting, and accounts of other PPM clients hold securities of that issuer;
•	an officer or board member of the issuer is also an employee of PPM;
•	PPM has a personal or business relationship with a participant in the proxy contest, corporate directors or candidates for corporate directorship;
•	PPM or an affiliate is providing a service to a company whose management is soliciting proxies;
•	PPM has an interest in the outcome of the matter before shareholders; or
•	the Chief Compliance Officer or other member of PPM senior management determines there to be an actual or potential conflict between the interests of PPM and the best interests of a PPM client.
B.	Resolution. Legal & Compliance shall maintain a list of all issuers with whom PPM is deemed to have a potential conflict voting proxies (the “Identified Issuers”) and will provide such list to ISS and update the list from time to time. For any meeting of shareholders of an Identified Issuer, the Conflicts Committee will conduct an independent review of the proposed vote. The Conflicts Committee may include any member of the Public Equity Group, the Chief Compliance Officer of PPM or General Counsel of PPM, but may not be the person with whom the Identified Issuer has a relationship or a member of the portfolio management group that invests in such Identified Issuer.

27 | Proxy Voting v1.11	Last Reviewed 04/01/20

PPM AMERICA, INC.

PPM LOAN MANAGEMENT COMPANY, LLC

Proxy Voting Policies and Procedures

Request for Vote Contrary to Voting Guidelines

Section VI of the Proxy Voting Policies and Procedures of PPM America, Inc. and PPM Loan Management Company, LLC (the “Procedures”) permits portfolio managers to submit recommendations for proxy votes that are contrary to Voting Guidelines to the Conflicts Committee. The Conflicts Committee is then responsible for reviewing the recommendation and must determine whether the recommendation is consistent with the Procedures and in the best economic interests of clients. Please note: capitalized terms not otherwise defined in this Appendix have the meanings ascribed to them in the Procedures. In order to facilitate the process of reviewing any request for a vote contrary to the Voting Guidelines, please provide the following information:

Part I. Request and Related Facts (to be completed by the portfolio manager)

1.	State the provision of the Voting Guidelines that applies to the shareholder proposal:

2.	Describe below (or attach hereto) the recommended vote, together with the relevant factors you considered related to the recommended vote. In particular, please describe any circumstance or factor in which the proposed recommendation may be deemed to be the product of a conflict of interest or result in a breach of the duties owed to PPM’s clients by either any individual or PPM (if none, please indicate accordingly):

Requested for approval:

I certify that I have read and understand the section(s) of the Voting Guidelines that would otherwise result in a vote contrary to the recommended vote listed above and to the best of my knowledge I believe that the proposed recommendation (i) is not the result of a conflict of interest and (ii) does not result in a breach of the duties owed to PPM clients by me, any individual at PPM or PPM.

28 | Proxy Voting v1.11	Last Reviewed 04/01/20

Name	Title	Date

Approved by (Department Head):

Name	Title	Date

Part II: Legal and Compliance Review

Legal & Compliance shall analyze the proxy to determine whether PPM may have a relationship with an issuer whose securities are also held in client portfolios. PPM will be deemed to have a potential conflict when voting a proxy of an issuer if (check as appropriate):

□	the issuer or an affiliate of the issuer that is a client of PPM or PPM is actively soliciting, and accounts of other PPM clients hold securities of that issuer;
□	an officer or board member of the issuer is also an employee of PPM;
□	PPM has a personal or business relationship with a participant in the proxy contest, corporate directors or candidates for corporate directorship;
□	PPM or an affiliate is providing a service to a company whose management is soliciting proxies;
□	PPM has an interest in the outcome of the matter before shareholders; or
□	the Chief Compliance Officer or other member of PPM senior management determines there to be an actual or potential conflict between the interests of PPM and the best interests of a PPM client (see detail below).

Based on the foregoing, it is determined that the proposed recommendation presents:

______ No Conflict of Interest

29 | Proxy Voting v1.11	Last Reviewed 04/01/20

______ A Potential Conflict (and is hereby submitted to the Conflicts Committee for review)

Approved by:

Name	Title	Date

Part III: Determination of the Conflicts Committee (if applicable)

The Conflicts Committee shall review the foregoing information to determine whether the proposed recommendation (i) is not the product of a conflict of interest and (ii) does not result in a breach of the duties owed to clients by either the individuals listed or PPM. In light thereof and upon review of the foregoing, the proposed Exception is: _____ Approved*

_____ Not Approved

Name	Title	Date

_____________________________________

* Any qualifications to such approval are set forth below; Portfolio Services is hereby directed to communicate the recommended vote to ISS for implementation.

Portfolio Services shall retain in its files a copy of this Request and any related information.

30 | Proxy Voting v1.11	Last Reviewed 04/01/20

2020 U.S. Proxy Voting Guidelines Summary1

Effective for Meetings on or after February 1, 2020

TITLE

1 Developed in connection with the Institutional Shareholder Services Inc. 2020 U.S. Proxy Voting Guidelines Summary (Published and Updated November 18, 2019).

2020 PPM America U.S. Proxy Voting Guidelines Summary v3

T A B L E O F C O N T E N T S

Coverage	7
1. Board of Directors	8
Voting on Director Nominees in Uncontested Elections	8
Independence	8
ISS Classification of Directors – U.S	9
Composition	11
Responsiveness	12
Accountability	12
Voting on Director Nominees in Contested Elections	16
Vote-No Campaigns	16
Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections	16
Other Board-Related Proposals	17
Adopt Anti-Hedging/Pledging/Speculative Investments Policy	17
Age/Term Limits	17
Board Size	17
Classification/Declassification of the Board	17
CEO Succession Planning	17
Cumulative Voting	17
Director and Officer Indemnification and Liability Protection	18
Establish/Amend Nominee Qualifications	18
Establish Other Board Committee Proposals	18
Filling Vacancies/Removal of Directors	19
Independent Board Chair	19
Majority of Independent Directors/Establishment of Independent Committees	19
Majority Vote Standard for the Election of Directors	19
Proxy Access	20
Require More Nominees than Open Seats	20
Shareholder Engagement Policy (Shareholder Advisory Committee)	20
2. Audit-Related	21
Auditor Indemnification and Limitation of Liability	21
Auditor Ratification	21
Shareholder Proposals Limiting Non-Audit Services	21
Shareholder Proposals on Audit Firm Rotation	21
3. Shareholder Rights & Defenses	23
Advance Notice Requirements for Shareholder Proposals/Nominations	23
Amend Bylaws without Shareholder Consent	23
Control Share Acquisition Provisions	23
Control Share Cash-Out Provisions	23
Disgorgement Provisions	24
Fair Price Provisions	24
Freeze-Out Provisions	24
Greenmail	24
Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)	24
Net Operating Loss (NOL) Protective Amendments	25
Poison Pills (Shareholder Rights Plans)	25
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy	25
Management Proposals to Ratify a Poison Pill	25

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	31 of 69

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)	26
Proxy Voting Disclosure, Confidentiality, and Tabulation	26
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions	26
Reimbursing Proxy Solicitation Expenses	27
Reincorporation Proposals	27
Shareholder Ability to Act by Written Consent	27
Shareholder Ability to Call Special Meetings	28
Stakeholder Provisions	28
State Antitakeover Statutes	28
Supermajority Vote Requirements	28
4. Capital/Restructuring	29
Capital	29
Adjustments to Par Value of Common Stock	29
Common Stock Authorization	29
Dual Class Structure	30
Issue Stock for Use with Rights Plan	30
Preemptive Rights	30
Preferred Stock Authorization	30
Recapitalization Plans	30
Reverse Stock Splits	31
Share Repurchase Programs	31
Share Repurchase Programs Shareholder Proposals	31
Stock Distributions: Splits and Dividends	31
Tracking Stock	32
Restructuring	32
Appraisal Rights	32
Asset Purchases	32
Asset Sales	32
Bundled Proposals	32
Conversion of Securities	33
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans	33
Formation of Holding Company	33
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)	33
Joint Ventures	34
Liquidations	34
Mergers and Acquisitions	34
Private Placements/Warrants/Convertible Debentures	35
Reorganization/Restructuring Plan (Bankruptcy)	36
Special Purpose Acquisition Corporations (SPACs)	36
Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions	37
Spin-offs	37
Value Maximization Shareholder Proposals	37
5. Compensation	39
Executive Pay Evaluation	39
Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)	39
Pay-for-Performance Evaluation	40
Problematic Pay Practices	40
Compensation Committee Communications and Responsiveness	41
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")	42
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale	42

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	32 of 69

Equity-Based and Other Incentive Plans	42
Shareholder Value Transfer (SVT)	43
Three-Year Burn Rate	44
Egregious Factors	44
Liberal Change in Control Definition	44
Repricing Provisions	44
Problematic Pay Practices or Significant Pay-for-Performance Disconnect	45
Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))	45
Specific Treatment of Certain Award Types in Equity Plan Evaluations	46
Dividend Equivalent Rights	46
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)	46
Other Compensation Plans	46
401(k) Employee Benefit Plans	46
Employee Stock Ownership Plans (ESOPs)	46
Employee Stock Purchase Plans—Qualified Plans	46
Employee Stock Purchase Plans—Non-Qualified Plans	46
Option Exchange Programs/Repricing Options	47
Stock Plans in Lieu of Cash	47
Transfer Stock Option (TSO) Programs	47
Director Compensation	48
Shareholder Ratification of Director Pay Programs	48
Equity Plans for Non-Employee Directors	48
Non-Employee Director Retirement Plans	49
Shareholder Proposals on Compensation	49
Bonus Banking/Bonus Banking “Plus”	49
Compensation Consultants—Disclosure of Board or Company’s Utilization	49
Disclosure/Setting Levels or Types of Compensation for Executives and Directors	49
Golden Coffins/Executive Death Benefits	50
Hold Equity Past Retirement or for a Significant Period of Time	50
Pay Disparity	50
Pay for Performance/Performance-Based Awards	50
Pay for Superior Performance	51
Pre-Arranged Trading Plans (10b5-1 Plans)	51
Prohibit Outside CEOs from Serving on Compensation Committees	52
Recoupment of Incentive or Stock Compensation in Specified Circumstances	52
Severance Agreements for Executives/Golden Parachutes	52
Share Buyback Impact on Incentive Program Metrics	52
Supplemental Executive Retirement Plans (SERPs)	53
Tax Gross-Up Proposals	53
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity	53
6. Routine/Miscellaneous	54
Adjourn Meeting	54
Amend Quorum Requirements	54
Amend Minor Bylaws	54
Change Company Name	54
Change Date, Time, or Location of Annual Meeting	54
Other Business	54
7. Social and Environmental Issues	55
Global Approach	55
Endorsement of Principles	55

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	33 of 69

Animal Welfare	55
Animal Welfare Policies	55
Animal Testing	56
Animal Slaughter	56
Consumer Issues	56
Genetically Modified Ingredients	56
Reports on Potentially Controversial Business/Financial Practices	56
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation	57
Product Safety and Toxic/Hazardous Materials	57
Tobacco-Related Proposals	57
Climate Change	58
Climate Change/Greenhouse Gas (GHG) Emissions	58
Energy Efficiency	59
Renewable Energy	59
Diversity	59
Board Diversity	59
Equality of Opportunity	60
Gender Identity, Sexual Orientation, and Domestic Partner Benefits	60
Gender, Race, or Ethnicity Pay Gap	60
Environment and Sustainability	60
Facility and Workplace Safety	60
General Environmental Proposals and Community Impact Assessments	61
Hydraulic Fracturing	61
Operations in Protected Areas	61
Recycling	61
Sustainability Reporting	61
Water Issues	62
General Corporate Issues	62
Charitable Contributions	62
Data Security, Privacy, and Internet Issues	62
Environmental, Social, and Governance (ESG) Compensation-Related Proposals	62
Human Rights, Labor Issues, and International Operations	63
Human Rights Proposals	63
Operations in High Risk Markets	63
Outsourcing/Offshoring	63
Weapons and Military Sales	64
Political Activities	64
Lobbying	64
Political Contributions	64
Political Ties	64
8. Mutual Fund Proxies	66
Election of Directors	66
Converting Closed-end Fund to Open-end Fund	66
Proxy Contests	66
Investment Advisory Agreements	66
Approving New Classes or Series of Shares	66
Preferred Stock Proposals	66
1940 Act Policies	67
Changing a Fundamental Restriction to a Nonfundamental Restriction	67
Change Fundamental Investment Objective to Nonfundamental	67
Name Change Proposals	67
Change in Fund's Subclassification	67

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	34 of 69

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value	67
Disposition of Assets/Termination/Liquidation	68
Changes to the Charter Document	68
Changing the Domicile of a Fund	68
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval	68
Distribution Agreements	68
Master-Feeder Structure	68
Mergers	69
Shareholder Proposals for Mutual Funds	69
Establish Director Ownership Requirement	69
Reimburse Shareholder for Expenses Incurred	69
Terminate the Investment Advisor	69

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	35 of 69

Coverage

The U.S. research team provides proxy analyses and voting recommendations for common shareholder meetings of publicly - traded U.S. - incorporated companies that are held in our institutional investor clients' portfolios and includes all S&P 1500 and Russell 3000 companies that are considered U.S. Domestic Issuers by the SEC. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’

U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

The U.S. research team also produces, for subscribing clients, research and recommendations for fixed income meetings, and meetings of certain preferred securities, including Auction Rate Preferred Securities (“ARPS”) and Variable Rate Municipal Term Preferred securities (“VMTPs”).

Foreign-incorporated companies

In addition to U.S. - incorporated companies, U.S. policies are applied to certain foreign-incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:

▪	U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies – are generally covered under standard U.S. policy guidelines.
▪	Foreign Private Issuers (FPIs) – which do not meet the Domestic Issuer criteria and are exempt from most disclosure requirements (e.g., they do not file DEF14A reports) and listing standards (e.g., for required levels of board and committee independence) – are covered under a combination of policy guidelines:
▪	FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), which apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors and approval of financial reports; and
▪	For other issues, guidelines for the market that is responsible for, or most relevant to, the item on the ballot.

In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” market coverage.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	36 of 69

1.	Bo ard of Dire c tor s

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company's governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees2 considered on case-by-case basis):

Independence

Vote against3 or withhold from non-independent directors (Executive Directors and Non-Independent Non- Executive Directors per ISS’ Classification of Directors) when:

▪	Independent directors comprise 50 percent or less of the board;
▪	The non-independent director serves on the audit, compensation, or nominating committee;
▪	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

2 A "new nominee" is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.

3 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	37 of 69

▪	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

ISS Classification of Directors – U.S.

1.	Executive Director
1.1.	Current employee or current officer1 of the company or one of its affiliates2.
2.	Non-Independent Non-Executive Director

Board Identification

2.1.     Director identified as not independent by the board. Controlling/Significant Shareholder

2.2.	Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Former CEO/Interim Officer

2.3.	Former CEO of the company. 3, 4
2.4.	Former CEO of an acquired company within the past five years.4
2.5.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.5

Non-CEO Executives

2.6.	Former officer1 of the company, an affiliate2, or an acquired firm within the past five years.
2.7.	Officer1 of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.
2.8.	Officer1, former officer, or general or limited partner of a joint venture or partnership with the company.

Family Members

2.9.	Immediate family member6 of a current or former officer1 of the company or its affiliates2 within the last five years.
2.10.	Immediate family member6 of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non- Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships

2.11.	Currently provides (or an immediate family member6 provides) professional services7 to the company, to an affiliate2 of the company or an individual officer of the company or one of its affiliates in excess of

$10,000 per year.

2.12.	Is (or an immediate family member6 is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional services7 to the company, to an affiliate2 of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.
2.13.	Has (or an immediate family member6 has) any material transactional relationship8 with the company or its affiliates2 (excluding investments in the company through a private placement).
2.14.	Is (or an immediate family member6 is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationship8 with the company or its affiliates2 (excluding investments in the company through a private placement).
2.15.	Is (or an immediate family member6 is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments8 from the company or its affiliates2.

Other Relationships

2.16.	Party to a voting agreement9 to vote in line with management on proposals being brought to shareholder vote.
2.17.	Has (or an immediate family member6 has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.10
2.18.	Founder11 of the company but not currently an employee.
2.19.	Any material12 relationship with the company.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	38 of 69

3.	Independent Director
3.1.	No material12 connection to the company other than a board seat.

Footnotes:

1.  The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under 2.19: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.

2.  “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

3.	Includes any former CEO of the company prior to the company’s initial public offering (IPO).

4.  When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

5. ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.

6. “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step- children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

7.  Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

8.  A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

9.  Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	39 of 69

10. Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

11.  The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

12.  For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year4) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

▪	Medical issues/illness;
▪	Family emergencies; and
▪	Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

▪	Sit on more than five public company boards; or
▪	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards[5].

Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company's board. Mitigating factors include:

▪	Until Feb. 1, 2021, a firm commitment, as stated in the proxy statement, to appoint at least one woman to the board within a year;
▪	The presence of a woman on the board at the preceding annual meeting and a firm commitment to appoint at least one woman to the board within a year; or

4 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

5 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	40 of 69

▪	Other relevant factors as applicable.

Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

▪	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
▪	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
▪	Rationale provided in the proxy statement for the level of implementation;
▪	The subject matter of the proposal;
▪	The level of support for and opposition to the resolution in past meetings;
▪	Actions taken by the board in response to the majority vote and its engagement with shareholders;
▪	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
▪	Other factors as appropriate.
▪	The board failed to act on takeover offers where the majority of shares are tendered;
▪	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

▪	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
▪	The company's response, including:
▪	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪	Disclosure of specific and meaningful actions taken to address shareholders' concerns;
▪	Other recent compensation actions taken by the company;
▪	Whether the issues raised are recurring or isolated;
▪	The company's ownership structure; and
▪	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
▪	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Problematic Takeover Defenses/Governance Structure

Poison Pills: Vote against or withhold from all nominees (except new nominees2, who should be considered case- by-case) if:

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	41 of 69

▪	The company has a poison pill that was not approved by shareholders[6]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).
▪	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted.

Problematic provisions include but are not limited to:

▪	A classified board structure;
▪	A supermajority vote requirement;
▪	Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
▪	The inability of shareholders to call special meetings;
▪	The inability of shareholders to act by written consent;
▪	A multi-class capital structure; and/or
▪	A non-shareholder-approved poison pill.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees2, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:

▪	The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
▪	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
▪	The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
▪	The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
▪	The company's ownership structure;
▪	The company's existing governance provisions;
▪	The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
▪	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

6 Public shareholders only, approval prior to a company’s becoming public is insufficient.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	42 of 69

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees2, who should be considered case-by-case) if the directors:

▪	Classified the board;
▪	Adopted supermajority vote requirements to amend the bylaws or charter; or
▪	Eliminated shareholders' ability to amend bylaws.

Problematic Capital Structure - Newly Public Companies: For newly public companies7, generally vote against or withhold from the entire board (except new nominees2, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board implemented a multi-class capital structure in which the classes have unequal voting rights without subjecting the multi-class capital structure to a reasonable time-based sunset. In assessing the reasonableness of a time-based sunset provision, consideration will be given to the company’s lifespan, its post-IPO ownership structure and the board’s disclosed rationale for the sunset period selected. No sunset period of more than seven years from the date of the IPO will be considered to be reasonable.

Continue to vote against or withhold from incumbent directors in subsequent years, unless the problematic capital structure is reversed or removed.

Problematic Governance Structure - Newly Public Companies: For newly public companies7, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees2, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

▪	Supermajority vote requirements to amend the bylaws or charter;
▪	A classified board structure; or
▪	Other egregious provisions.

A reasonable sunset provision will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

▪	The presence of a shareholder proposal addressing the same issue on the same ballot;
▪	The board's rationale for seeking ratification;
▪	Disclosure of actions to be taken by the board should the ratification proposal fail;
▪	Disclosure of shareholder engagement regarding the board’s ratification request;
▪	The level of impairment to shareholders' rights caused by the existing provision;
▪	The history of management and shareholder proposals on the provision at the company’s past meetings;
▪	Whether the current provision was adopted in response to the shareholder proposal;
▪	The company's ownership structure; and
▪	Previous use of ratification proposals to exclude shareholder proposals.

7 Newly-public companies generally include companies that emerge from bankruptcy, spin-offs, direct listings, and those who complete a traditional initial public offering.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	43 of 69

Restrictions on Shareholders’ Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

▪	The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders' rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

▪	The non-audit fees paid to the auditor are excessive;
▪	The company receives an adverse opinion on the company’s financial statements from its auditor; or
▪	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

▪	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

▪	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪	The company maintains significant problematic pay practices; or
▪	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

▪	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
▪	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock:

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	44 of 69

Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company sto1ck by executives or directors raises concerns. The following factors will be considered:

▪	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
▪	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
▪	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
▪	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
▪	Any other relevant factors.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

▪	Material failures of governance, stewardship, risk oversight[8], or fiduciary responsibilities at the company;
▪	Failure to replace management as appropriate; or
▪	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

▪	Long-term financial performance of the company relative to its industry;
▪	Management’s track record;
▪	Background to the contested election;
▪	Nominee qualifications and any compensatory arrangements;
▪	Strategic plan of dissident slate and quality of the critique against management;
▪	Likelihood that the proposed goals and objectives can be achieved (both slates); and
▪	Stock ownership positions.

8 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	45 of 69

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Other Board-Related Proposals

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Age/Term Limits

General Recommendation: Vote against management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

Vote against management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

Board Size

General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

General Recommendation: Vote against proposals to classify (stagger) the board. Vote for proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

▪	The reasonableness/scope of the request; and
▪	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

▪	The company has proxy access[9], thereby allowing shareholders to nominate directors to the company’s ballot; and
▪	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

9 A proxy access right that meets the recommended guidelines.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	46 of 69

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

General Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection.

Vote against proposals that would:

▪	Eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
▪	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.
▪	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

▪	If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and
▪	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

▪	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
▪	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
▪	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
▪	The scope and structure of the proposal.

Establish Other Board Committee Proposals

General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

▪	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
▪	Level of disclosure regarding the issue for which board oversight is sought;
▪	Company performance related to the issue for which board oversight is sought;
▪	Board committee structure compared to that of other companies in its industry sector; and
▪	The scope and structure of the proposal.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	47 of 69

Filling Vacancies/Removal of Directors

General Recommendation: Vote against proposals that provide that directors may be removed only for cause. Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Board Chair

General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:

▪	The scope and rationale of the proposal;
▪	The company's current board leadership structure;
▪	The company's governance structure and practices;
▪	Company performance; and
▪	Any other relevant factors that may be applicable.

The following factors will increase the likelihood of a “for” recommendation:

▪	A majority non-independent board and/or the presence of non-independent directors on key board committees;
▪	A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
▪	The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
▪	Evidence that the board has failed to oversee and address material risks facing the company;
▪	A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
▪	Evidence that the board has failed to intervene when management’s interests are contrary to shareholders' interests.

Majority of Independent Directors/Establishment of Independent Committees

General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of Independent Director (See ISS' Classification of Directors.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve- out for a plurality vote standard when there are more nominees than board seats.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	48 of 69

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

▪	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
▪	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
▪	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
▪	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access. Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

▪	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
▪	Effectively disclosed information with respect to this structure to its shareholders;
▪	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and
▪	The company has an independent chair or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	49 of 69

2.	Aud i t - Relate d

Auditor Indemnification and Limitation of Liability

General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

▪	The terms of the auditor agreement—the degree to which these agreements impact shareholders' rights;
▪	The motivation and rationale for establishing the agreements;
▪	The quality of the company’s disclosure; and
▪	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

▪	An auditor has a financial interest in or association with the company, and is therefore not independent;
▪	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
▪	Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or

▪  Fees for non-audit services (“Other” fees) are excessive. Non-audit fees are excessive if:

▪	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where "Other" fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Proposals on Audit Firm Rotation

General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	50 of 69

▪	The tenure of the audit firm;
▪	The length of rotation specified in the proposal;
▪	Any significant audit-related issues at the company;
▪	The number of Audit Committee meetings held each year;
▪	The number of financial experts serving on the committee; and
▪	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	51 of 69

3.	S hareh older R ight s & De fen ses

Advance Notice Requirements for Shareholder Proposals/Nominations

General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:

▪	Any impediments to shareholders' ability to amend the bylaws (i.e. supermajority voting requirements);
▪	The company's ownership structure and historical voting turnout;
▪	Whether the board could amend bylaws adopted by shareholders; and
▪	Whether shareholders would retain the ability to ratify any board-initiated amendments.

Control Share Acquisition Provisions

General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions. Vote for proposals to restore voting rights to the control shares.

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Control Share Cash-Out Provisions

General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	52 of 69

Disgorgement Provisions

General Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.

Fair Price Provisions

General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

General Recommendation: Vote case-by-case on bylaws which impact shareholders' litigation rights, taking into account factors such as:

▪	The company's stated rationale for adopting such a provision;
▪	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;
▪	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and
▪	Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	53 of 69

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders' litigation rights will be evaluated under ISS' policy on Unilateral Bylaw/Charter Amendments.

Net Operating Loss (NOL) Protective Amendments

General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

▪	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
▪	The value of the NOLs;
▪	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
▪	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
▪	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder-approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

▪	Shareholders have approved the adoption of the plan; or
▪	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill

General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

▪	No lower than a 20 percent trigger, flip-in or flip-over;
▪	A term of no more than three years;
▪	No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	54 of 69

▪	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

▪	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
▪	The value of the NOLs;
▪	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
▪	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
▪	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company's vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

▪	The scope and structure of the proposal;
▪	The company's stated confidential voting policy (or other relevant policies) and whether it ensures a "level playing field" by providing shareholder proponents with equal access to vote information prior to the annual meeting;
▪	The company's vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
▪	Whether the company's disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
▪	Any recent controversies or concerns related to the company's proxy voting mechanics;
▪	Any unintended consequences resulting from implementation of the proposal; and
▪	Any other factors that may be relevant.

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	55 of 69

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

▪	The presence of a shareholder proposal addressing the same issue on the same ballot;
▪	The board's rationale for seeking ratification;
▪	Disclosure of actions to be taken by the board should the ratification proposal fail;
▪	Disclosure of shareholder engagement regarding the board’s ratification request;
▪	The level of impairment to shareholders' rights caused by the existing provision;
▪	The history of management and shareholder proposals on the provision at the company’s past meetings;
▪	Whether the current provision was adopted in response to the shareholder proposal;
▪	The company's ownership structure; and
▪	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

▪	The election of fewer than 50 percent of the directors to be elected is contested in the election;
▪	One or more of the dissident’s candidates is elected;
▪	Shareholders are not permitted to cumulate their votes for directors; and
▪	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

General Recommendation: Management or shareholder proposals to change a company's state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

▪	Reasons for reincorporation;
▪	Comparison of company's governance practices and provisions prior to and following the reincorporation; and
▪	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

▪	Shareholders' current right to act by written consent;
▪	The consent threshold;
▪	The inclusion of exclusionary or prohibitive language;
▪	Investor ownership structure; and
▪	Shareholder support of, and management's response to, previous shareholder proposals.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	56 of 69

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

▪	An unfettered[10] right for shareholders to call special meetings at a 10 percent threshold;
▪	A majority vote standard in uncontested director elections;
▪	No non-shareholder-approved pill; and
▪	An annually elected board.

Shareholder Ability to Call Special Meetings

General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

▪	Shareholders’ current right to call special meetings;
▪	Minimum ownership threshold necessary to call special meetings (10 percent preferred);
▪	The inclusion of exclusionary or prohibitive language;
▪	Investor ownership structure; and
▪	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

General Recommendation: Vote against proposals to require a supermajority shareholder vote.

▪	Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:
▪	Ownership structure;
▪	Quorum requirements; and
▪	Vote requirements.

10 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	57 of 69

4.	Cap i ta l / Restr ucturi n g

Capital

Adjustments to Par Value of Common Stock

General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

▪	Past Board Performance:
▪	The company's use of authorized shares during the last three years;

▪	The Current Request:
▪	Disclosure in the proxy statement of the specific purposes of the proposed increase;
▪	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
▪	The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.	Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the

U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	58 of 69

Dual Class Structure

General Recommendation: Generally vote against proposals to create a new class of common stock unless:

▪	The company discloses a compelling rationale for the dual-class capital structure, such as:
▪	The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
▪	The new class of shares will be transitory;
▪	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
▪	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).

Preemptive Rights

General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

▪	The size of the company;
▪	The shareholder base; and
▪	The liquidity of the stock.

Preferred Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

▪	Past Board Performance:
▪	The company's use of authorized preferred shares during the last three years;

▪	The Current Request:
▪	Disclosure in the proxy statement of the specific purposes for the proposed increase;
▪	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
▪	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and
▪	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Recapitalization Plans

General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	59 of 69

▪	More simplified capital structure;
▪	Enhanced liquidity;
▪	Fairness of conversion terms;
▪	Impact on voting power and dividends;
▪	Reasons for the reclassification;
▪	Conflicts of interest; and
▪	Other alternatives considered.

Reverse Stock Splits

General Recommendation: Vote for management proposals to implement a reverse stock split if:

▪	The number of authorized shares will be proportionately reduced; or
▪	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

▪	Stock exchange notification to the company of a potential delisting;
▪	Disclosure of substantial doubt about the company's ability to continue as a going concern without additional financing;
▪	The company's rationale; or
▪	Other factors as applicable.

Share Repurchase Programs

General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open- market repurchases, in the absence of company-specific concerns regarding:

▪	Greenmail,
▪	The use of buybacks to inappropriately manipulate incentive compensation metrics,
▪	Threats to the company's long-term viability, or
▪	Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Share Repurchase Programs Shareholder Proposals

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Distributions: Splits and Dividends

General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	60 of 69

Tracking Stock

General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

▪	Adverse governance changes;
▪	Excessive increases in authorized capital stock;
▪	Unfair method of distribution;
▪	Diminution of voting rights;
▪	Adverse conversion features;
▪	Negative impact on stock option plans; and
▪	Alternatives such as spin-off.

Restructuring

Appraisal Rights

General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

▪	Purchase price;
▪	Fairness opinion;
▪	Financial and strategic benefits;
▪	How the deal was negotiated;
▪	Conflicts of interest;
▪	Other alternatives for the business;
▪	Non-completion risk.

Asset Sales

General Recommendation: Vote case-by-case on asset sales, considering the following factors:

▪	Impact on the balance sheet/working capital;
▪	Potential elimination of diseconomies;
▪	Anticipated financial and operating benefits;
▪	Anticipated use of funds;
▪	Value received for the asset;
▪	Fairness opinion;
▪	How the deal was negotiated;
▪	Conflicts of interest.

Bundled Proposals

General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	61 of 69

Conversion of Securities

General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

▪	Dilution to existing shareholders' positions;
▪	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;
▪	Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;
▪	Management's efforts to pursue other alternatives;
▪	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
▪	Conflict of interest - arm's length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

▪	The reasons for the change;
▪	Any financial or tax benefits;
▪	Regulatory benefits;
▪	Increases in capital structure; and
▪	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

▪	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or
▪	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

General Recommendation: Vote case-by-case on going private transactions, taking into account the following:

▪	Offer price/premium;
▪	Fairness opinion;
▪	How the deal was negotiated;
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	62 of 69

▪	Conflicts of interest;
▪	Other alternatives/offers considered; and
▪	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

▪	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
▪	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
▪	Are all shareholders able to participate in the transaction?
▪	Will there be a liquid market for remaining shareholders following the transaction?
▪	Does the company have strong corporate governance?
▪	Will insiders reap the gains of control following the proposed transaction?
▪	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

▪

▪	Percentage of assets/business contributed;
▪	Percentage ownership;
▪	Financial and strategic benefits;
▪	Governance structure;
▪	Conflicts of interest;
▪	Other alternatives; and
▪	Non-completion risk.

Liquidations

General Recommendation: Vote case-by-case on liquidations, taking into account the following:

▪	Management’s efforts to pursue other alternatives;
▪	Appraisal value of assets; and
▪	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

▪	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
▪	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
▪	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	63 of 69

▪	Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
▪	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
▪	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

▪	Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.

▪	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

▪	The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

▪	When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.

▪	Financial issues:
▪	The company's financial condition;
▪	Degree of need for capital;
▪	Use of proceeds;
▪	Effect of the financing on the company's cost of capital;
▪	Current and proposed cash burn rate;
▪	Going concern viability and the state of the capital and credit markets.

▪	Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.

▪	Control issues:
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	64 of 69

▪	Change in management;
▪	Change in control;
▪	Guaranteed board and committee seats;
▪	Standstill provisions;
▪	Voting agreements;
▪	Veto power over certain corporate actions; and
▪	Minority versus majority ownership and corresponding minority discount or majority control premium.

▪	Conflicts of interest:
▪	Conflicts of interest should be viewed from the perspective of the company and the investor.
▪	Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?

▪	Market reaction:
▪	The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

▪	Estimated value and financial prospects of the reorganized company;
▪	Percentage ownership of current shareholders in the reorganized company;
▪	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
▪	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
▪	Existence of a superior alternative to the plan of reorganization; and
▪	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

▪	Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.
▪	Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
▪	Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
▪	Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
▪	Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	65 of 69

third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule (the charter requires that the fair market value of the target is at least equal to 80 perecnt of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

▪	Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
▪	Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions

General Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

▪	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC's acquistion process.
▪	Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.
▪	Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the "equity kicker" is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.
▪	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs

General Recommendation: Vote case-by-case on spin-offs, considering:

▪	Tax and regulatory advantages;
▪	Planned use of the sale proceeds;
▪	Valuation of spinoff;
▪	Fairness opinion;
▪	Benefits to the parent company;
▪	Conflicts of interest;
▪	Managerial incentives;
▪	Corporate governance changes;
▪	Changes in the capital structure.

Value Maximization Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

▪	Hiring a financial advisor to explore strategic alternatives;
▪	Selling the company; or
▪	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

▪	Prolonged poor performance with no turnaround in sight;
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	66 of 69

▪	Signs of entrenched board and management (such as the adoption of takeover defenses);
▪	Strategic plan in place for improving value;
▪	Likelihood of receiving reasonable value in a sale or dissolution; and
▪	The company actively exploring its strategic options, including retaining a financial advisor.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	67 of 69

5.	Compe nsa tio n

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

▪	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪	The company maintains significant problematic pay practices;
▪	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

▪	There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for- performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
▪	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
▪	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
▪	The situation is egregious.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	68 of 69

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices11, this analysis considers the following:

1.	Peer Group[12] Alignment:

▪	The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
▪	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
▪	The multiple of the CEO's total pay relative to the peer group median in the most recent fiscal year.

2.	Absolute Alignment[13] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

▪	The ratio of performance- to time-based incentive awards;
▪	The overall ratio of performance-based compensation to fixed or discretionary pay;
▪	The rigor of performance goals;
▪	The complexity and risks around pay program design;
▪	The transparency and clarity of disclosure;
▪	The company's peer group benchmarking practices;
▪	Financial/operational results, both absolute and relative to peers;
▪	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
▪	Realizable pay[14] compared to grant pay; and
▪	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

▪	Problematic practices related to non-performance-based compensation elements;

11 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

12 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company's. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

13 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

14 ISS research reports include realizable pay for S&P1500 companies.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	69 of 69

▪	Incentives that may motivate excessive risk-taking or present a windfall risk; and
▪	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

▪	Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
▪	Extraordinary perquisites or tax gross-ups;
▪	New or materially amended agreements that provide for:
▪	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
▪	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers) or in connection with a problematic Good Reason definition;
▪	CIC excise tax gross-up entitlements (including "modified" gross-ups);
▪	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
▪	Liberal CIC definition combined with any single-trigger CIC benefits;
▪	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible;
▪	Any other provision or practice deemed to be egregious and present a significant risk to investors.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

▪	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
▪	Duration of options backdating;
▪	Size of restatement due to options backdating;
▪	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
▪	Adoption of a grant policy that prohibits backdating and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

▪	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
▪	Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
▪	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	70 of 69

▪	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪	Disclosure of specific and meaningful actions taken to address shareholders' concerns;
▪	Other recent compensation actions taken by the company;
▪	Whether the issues raised are recurring or isolated;
▪	The company's ownership structure; and
▪	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")

General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers but also considering new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

▪	Single- or modified-single-trigger cash severance;
▪	Single-trigger acceleration of unvested equity awards;
▪	Full acceleration of equity awards granted shortly before the change in control;
▪	Acceleration of performance awards above the target level of performance without compelling rationale;
▪	Excessive cash severance (generally >3x base salary and bonus);
▪	Excise tax gross-ups triggered and payable;
▪	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
▪	Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
▪	The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Please refer to ISS' U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	71 of 69

General Recommendation: Vote case-by-case on certain equity-based compensation plans15 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "Equity Plan Scorecard" (EPSC) approach with three pillars:

▪	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
▪	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
▪	SVT based only on new shares requested plus shares remaining for future grants.

▪	Plan Features:
▪	Quality of disclosure around vesting upon a change in control (CIC);
▪	Discretionary vesting authority;
▪	Liberal share recycling on various award types;
▪	Lack of minimum vesting period for grants made under the plan;
▪	Dividends payable prior to award vesting.

▪	Grant Practices:
▪	The company’s three-year burn rate relative to its industry/market cap peers;
▪	Vesting requirements in CEO's recent equity grants (3-year look-back);
▪	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
▪	The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
▪	Whether the company maintains a sufficient claw-back policy;
▪	Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors ("overriding factors") apply:

▪	Awards may vest in connection with a liberal change-of-control definition;
▪	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
▪	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
▪	The plan is excessively dilutive to shareholders' holdings;
▪	The plan contains an evergreen (automatic share replenishment) feature; or
▪	Any other plan features are determined to have a significant negative impact on shareholder interests.

Further Information on certain EPSC Factors:

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees

15 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	72 of 69

and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types.

For proposals that are not subject to the Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company- specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.16

Three-Year Burn Rate

Burn-rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company's GICS group segmented by S&P 500, Russell 3000 index (less the S&P500), and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year's burn-rate benchmark. See the U.S. Equity Compensation Plans FAQ for the benchmarks.

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. "Repricing" typically includes the ability to do any of the following:

▪	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;
▪	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;
▪	Cancel underwater options in exchange for stock awards; or
▪	Provide cash buyouts of underwater options.

16 For plans evaluated under the Equity Plan Scorecard policy, the company's SVT benchmark is considered along with other factors.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	73 of 69

While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.

Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for- performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:

▪	Severity of the pay-for-performance misalignment;
▪	Whether problematic equity grant practices are driving the misalignment; and/or
▪	Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

▪	Addresses administrative features only; or
▪	Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per ISS’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

▪	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Classification of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company's IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

▪	If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.
▪	If the plan is being presented to shareholders for the first time (including after the company's IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	74 of 69

▪	If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.

In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Other Compensation Plans

401(k) Employee Benefit Plans

General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

▪	Purchase price is at least 85 percent of fair market value;
▪	Offering period is 27 months or less; and
▪	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where when the plan features do not meet all of the above criteria.

Employee Stock Purchase Plans—Non-Qualified Plans

General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

▪	Broad-based participation;
▪	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	75 of 69

▪	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and
▪	No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.

Option Exchange Programs/Repricing Options

General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

▪	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in- the-money” over the near term;
▪	Rationale for the re-pricing--was the stock price decline beyond management's control?;
▪	Is this a value-for-value exchange?;
▪	Are surrendered stock options added back to the plan reserve?;
▪	Timing--repricing should occur at least one year out from any precipitous drop in company's stock price;
▪	Option vesting--does the new option vest immediately or is there a black-out period?;
▪	Term of the option--the term should remain the same as that of the replaced option;
▪	Exercise price--should be set at fair market or a premium to market;
▪	Participants--executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	76 of 69

Vote case-by-case on one-time transfers. Vote for if:

▪	Executive officers and non-employee directors are excluded from participating;
▪	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models; and
▪	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the- money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

▪	Eligibility;
▪	Vesting;
▪	Bid-price;
▪	Term of options;
▪	Cost of the program and impact of the TSOs on company’s total option expense; and
▪	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Shareholder Ratification of Director Pay Programs

General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

▪	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
▪	An assessment of the following qualitative factors:
▪	The relative magnitude of director compensation as compared to companies of a similar profile;
▪	The presence of problematic pay practices relating to director compensation;
▪	Director stock ownership guidelines and holding requirements;
▪	Equity award vesting schedules;
▪	The mix of cash and equity-based compensation;
▪	Meaningful limits on director compensation;
▪	The availability of retirement benefits or perquisites; and
▪	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	77 of 69

▪	The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
▪	The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and
▪	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

▪	The relative magnitude of director compensation as compared to companies of a similar profile;
▪	The presence of problematic pay practices relating to director compensation;
▪	Director stock ownership guidelines and holding requirements;
▪	Equity award vesting schedules;
▪	The mix of cash and equity-based compensation;
▪	Meaningful limits on director compensation;
▪	The availability of retirement benefits or perquisites; and
▪	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

Shareholder Proposals on Compensation

Bonus Banking/Bonus Banking “Plus”

General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

▪	The company’s past practices regarding equity and cash compensation;
▪	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
▪	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	78 of 69

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

Golden Coffins/Executive Death Benefits

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

▪	The percentage/ratio of net shares required to be retained;
▪	The time period required to retain the shares;
▪	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
▪	Whether the company has any other policies aimed at mitigating risk taking by executives;
▪	Executives' actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
▪	Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

Pay Disparity

General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:

▪	The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;
▪	If any problematic pay practices or pay-for-performance concerns have been identified at the company; and
▪	The level of shareholder support for the company's pay programs.

Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

Pay for Performance/Performance-Based Awards

General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

▪	First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	79 of 69

performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

▪	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for- superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles:

▪	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
▪	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time- vested, equity awards;
▪	Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
▪	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;
▪	Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

▪	What aspects of the company’s annual and long-term equity incentive programs are performance driven?
▪	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
▪	Can shareholders assess the correlation between pay and performance based on the current disclosure?
▪	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

General Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

▪	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
▪	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
▪	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
▪	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
▪	An executive may not trade in company stock outside the 10b5-1 Plan;
▪	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	80 of 69

Prohibit Outside CEOs from Serving on Compensation Committees

General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

General Recommendation: : Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company's financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive's fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:

▪	If the company has adopted a formal recoupment policy;
▪	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;
▪	Whether the company has chronic restatement history or material financial problems;
▪	Whether the company’s policy substantially addresses the concerns raised by the proponent;
▪	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or
▪	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

General Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

▪	The triggering mechanism should be beyond the control of management;
▪	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);
▪	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and

(2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Impact on Incentive Program Metrics

General Recommendation: Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

▪	The frequency and timing of the company's share buybacks;
▪	The use of per-share metrics in incentive plans;
▪	The effect of recent buybacks on incentive metric results and payouts; and
▪	Whether there is any indication of metric result manipulation.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	81 of 69

Supplemental Executive Retirement Plans (SERPs)

General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not poviding tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

▪	The company's current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);
▪	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	82 of 69

6.	Rout in e/Mi sc ella ne ous

Adjourn Meeting

General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes "other business."

Amend Quorum Requirements

General Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	83 of 69

7.	S ocial and E n v ironm enta l Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

▪	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
▪	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
▪	Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
▪	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
▪	Whether there are significant controversies, fines, penalties, or litigation associated with the company's environmental or social practices;
▪	If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
▪	If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Endorsement of Principles

General Recommendation: Generally vote against proposals seeking a company's endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments.

Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

Animal Welfare

Animal Welfare Policies

General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

▪	The company has already published a set of animal welfare standards and monitors compliance;
▪	The company’s standards are comparable to industry peers; and
▪	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers' treatment of animals.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	84 of 69

Animal Testing

General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

▪	The company is conducting animal testing programs that are unnecessary or not required by regulation;
▪	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
▪	There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Slaughter

General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

▪	The potential impact of such labeling on the company's business;
▪	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
▪	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote against proposals to eliminate GE ingredients from the company's products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

▪	Whether the company has adequately disclosed mechanisms in place to prevent abuses;
▪	Whether the company has adequately disclosed the financial risks of the products/practices in question;
▪	Whether the company has been subject to violations of related laws or serious controversies; and
▪	Peer companies’ policies/practices in this area.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	85 of 69

Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation

General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

▪	The potential for reputational, market, and regulatory risk exposure;
▪	Existing disclosure of relevant policies;
▪	Deviation from established industry norms;
▪	Relevant company initiatives to provide research and/or products to disadvantaged consumers;
▪	Whether the proposal focuses on specific products or geographic regions;
▪	The potential burden and scope of the requested report;
▪	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Product Safety and Toxic/Hazardous Materials

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

▪	The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
▪	The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and
▪	The company has not been recently involved in relevant significant controversies, fines, or litigation.

Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

▪	The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;
▪	Current regulations in the markets in which the company operates; and
▪	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote against resolutions requiring that a company reformulate its products.

Tobacco-Related Proposals

General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

▪	Recent related fines, controversies, or significant litigation;
▪	Whether the company complies with relevant laws and regulations on the marketing of tobacco;
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	86 of 69

▪	Whether the company’s advertising restrictions deviate from those of industry peers;
▪	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and
▪	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

▪	Whether the company complies with all laws and regulations;
▪	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and
▪	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

▪	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪	The company's level of disclosure compared to industry peers; and
▪	Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

▪	The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪	The company's level of disclosure is comparable to that of industry peers; and
▪	There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

▪	Whether the company provides disclosure of year-over-year GHG emissions performance data;
▪	Whether company disclosure lags behind industry peers;
▪	The company's actual GHG emissions performance;
▪	The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	87 of 69

▪	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Energy Efficiency

General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:

▪	The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or
▪	The proponent requests adoption of specific energy efficiency goals within specific timelines.

Renewable Energy

General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:

▪	The scope and structure of the proposal;
▪	The company's current level of disclosure on renewable energy use and GHG emissions; and
▪	The company's disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.

Diversity

Board Diversity

General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:

▪	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
▪	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

▪	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
▪	The level of gender and racial minority representation that exists at the company’s industry peers;
▪	The company’s established process for addressing gender and racial minority board representation;
▪	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
▪	The independence of the company’s nominating committee;
▪	Whether the company uses an outside search firm to identify potential director nominees; and
▪	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	88 of 69

Equality of Opportunity

General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

▪	The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;
▪	The company already publicly discloses comprehensive workforce diversity data; and
▪	The company has no recent significant EEO-related violations or litigation.

Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Gender, Race, or Ethnicity Pay Gap

General Recommendation: Generally vote case-by-case on requests for reports on a company's pay data by gender, race, or ethnicity, or a report on a company’s policies and goals to reduce any gender, race, or ethnicity pay gap, taking into account:

▪	The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
▪	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues; and
▪	Whether the company's reporting regarding gender, race, or ethnicity pay gap policies or initiatives is lagging its peers.

Environment and Sustainability

Facility and Workplace Safety

General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

▪	The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;
▪	The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;
▪	Recent significant controversies, fines, or violations related to workplace health and safety; and
▪	The company's workplace health and safety performance relative to industry peers.

Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

▪	The company’s compliance with applicable regulations and guidelines;
▪	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	89 of 69

▪	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

General Environmental Proposals and Community Impact Assessments

General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering:

▪	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;
▪	The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;
▪	The nature, purpose, and scope of the company’s operations in the specific region(s);
▪	The degree to which company policies and procedures are consistent with industry norms; and
▪	The scope of the resolution.

Hydraulic Fracturing

General Recommendation: Generally vote for proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

▪	The company's current level of disclosure of relevant policies and oversight mechanisms;
▪	The company's current level of such disclosure relative to its industry peers;
▪	Potential relevant local, state, or national regulatory developments; and
▪	Controversies, fines, or litigation related to the company's hydraulic fracturing operations.

Operations in Protected Areas

General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

▪	Operations in the specified regions are not permitted by current laws or regulations;
▪	The company does not currently have operations or plans to develop operations in these protected regions; or
▪	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:

▪	The nature of the company’s business;
▪	The current level of disclosure of the company's existing related programs;
▪	The timetable and methods of program implementation prescribed by the proposal;
▪	The company’s ability to address the issues raised in the proposal; and
▪	How the company's recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

▪	The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	90 of 69

▪	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Water Issues

General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:

▪	The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
▪	Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
▪	The potential financial impact or risk to the company associated with water-related concerns or issues; and
▪	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

General Corporate Issues

Charitable Contributions

General Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues

General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

▪	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
▪	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
▪	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;
▪	Applicable market-specific laws or regulations that may be imposed on the company; and
▪	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

General Recommendation: Vote case-by-case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering:

▪	The scope and prescriptive nature of the proposal;
▪	Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;
▪	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;
▪	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and
▪	The company's current level of disclosure regarding its environmental and social performance.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	91 of 69

Human Rights, Labor Issues, and International Operations

Human Rights Proposals

General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

▪	The degree to which existing relevant policies and practices are disclosed;
▪	Whether or not existing relevant policies are consistent with internationally recognized standards;
▪	Whether company facilities and those of its suppliers are monitored and how;
▪	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
▪	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
▪	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
▪	The scope of the request; and
▪	Deviation from industry sector peer company standards and practices.

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

▪	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
▪	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;
▪	Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
▪	Whether the proposal is unduly burdensome or overly prescriptive.

Operations in High Risk Markets

General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

▪	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
▪	Current disclosure of applicable risk assessment(s) and risk management procedures;
▪	Compliance with U.S. sanctions and laws;
▪	Consideration of other international policies, standards, and laws; and
▪	Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in "high-risk" markets.

Outsourcing/Offshoring

General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

▪	Controversies surrounding operations in the relevant market(s);
▪	The value of the requested report to shareholders;
▪	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	92 of 69

▪	The company’s existing human rights standards relative to industry peers.

Weapons and Military Sales

General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

▪	The company’s current disclosure of relevant lobbying policies, and management and board oversight;
▪	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
▪	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:

▪	The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
▪	The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
▪	Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

▪	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and
▪	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	93 of 69

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	94 of 69

8.	Mut ual F un d Prox ies

Election of Directors

General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

▪	Past performance as a closed-end fund;
▪	Market in which the fund invests;
▪	Measures taken by the board to address the discount; and
▪	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

General Recommendation: Vote case-by-case on proxy contests, considering the following factors:

▪	Past performance relative to its peers;
▪	Market in which the fund invests;
▪	Measures taken by the board to address the issues;
▪	Past shareholder activism, board activity, and votes on related proposals;
▪	Strategy of the incumbents versus the dissidents;
▪	Independence of directors;
▪	Experience and skills of director candidates;
▪	Governance profile of the company;
▪	Evidence of management entrenchment.

Investment Advisory Agreements

General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

▪	Proposed and current fee schedules;
▪	Fund category/investment objective;
▪	Performance benchmarks;
▪	Share price performance as compared with peers;
▪	Resulting fees relative to peers;
▪	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

General Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

▪	Stated specific financing purpose;
▪	Possible dilution for common shares;
▪	Whether the shares can be used for antitakeover purposes.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	95 of 69

1940 Act Policies

General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

▪	Potential competitiveness;
▪	Regulatory developments;
▪	Current and potential returns; and
▪	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non- fundamental restriction, considering the following factors:

▪	The fund's target investments;
▪	The reasons given by the fund for the change; and
▪	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non- fundamental.

Name Change Proposals

General Recommendation: Vote case-by-case on name change proposals, considering the following factors:

▪	Political/economic changes in the target market;
▪	Consolidation in the target market; and
▪	Current asset composition.

Change in Fund's Subclassification

General Recommendation: Vote case-by-case on changes in a fund's sub-classification, considering the following factors:

▪	Potential competitiveness;
▪	Current and potential returns;
▪	Risk of concentration;
▪	Consolidation in target industry.

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

▪	The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;
▪	The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and
▪	The company has demonstrated responsible past use of share issuances by either:
▪	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
▪	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.
2020 PPM America U.S. Proxy Voting Guidelines Summary v3	96 of 69

Disposition of Assets/Termination/Liquidation

General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

▪	Strategies employed to salvage the company;
▪	The fund’s past performance;
▪	The terms of the liquidation.

Changes to the Charter Document

General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

▪	The degree of change implied by the proposal;
▪	The efficiencies that could result;
▪	The state of incorporation;
▪	Regulatory standards and implications.

Vote against any of the following changes:

▪	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
▪	Removal of shareholder approval requirement for amendments to the new declaration of trust;
▪	Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
▪	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
▪	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
▪	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

▪	Regulations of both states;
▪	Required fundamental policies of both states;
▪	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Distribution Agreements

General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

▪	Fees charged to comparably sized funds with similar objectives;
▪	The proposed distributor’s reputation and past performance;
▪	The competitiveness of the fund in the industry;
▪	The terms of the agreement.

Master-Feeder Structure

General Recommendation: Vote for the establishment of a master-feeder structure.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	97 of 69

Mergers

General Recommendation: Vote case-by-case on merger proposals, considering the following factors:

▪	Resulting fee structure;
▪	Performance of both funds;
▪	Continuity of management personnel;
▪	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

▪	Performance of the fund’s Net Asset Value (NAV);
▪	The fund’s history of shareholder relations;
▪	The performance of other funds under the advisor’s management.

2020 PPM America U.S. Proxy Voting Guidelines Summary v3	98 of 69

Proxy Voting Policies

June 15, 2019

Reinhart Partners, Inc. (the “Adviser”) may exercise voting authority with respect to proxy proposals on behalf of its clients. We do not have authority to vote proxies for every client. However, when we exercise such authority, these Proxy Voting Policies will apply. The guiding principal of the Proxy Voting Policies is that proxies should be voted consistent with the best interests of the client. In addition, we will abide by specific voting guidelines on certain policy issues as requested by particular clients on a case-by-case basis.

The Adviser’s Chief Compliance Officer (the “CCO”) is responsible for overseeing the day-to-day operation of these Proxy Voting Policies.

Statement of Policy

Because of the increasing complexity in administering policies in this area, the Adviser has engaged the firm of Glass, Lewis & Co., LLC (“Glass Lewis”), a nationally recognized proxy voting agent, to assist in researching proxy proposals, providing voting recommendations on each ballot issue and administering client proxy votes.

These Proxy Voting Policies describe the general voting guidelines to be applied; the procedure to be followed if a vote is to be cast contrary to the Glass Lewis recommendation; the procedure to be followed in case of a conflict of interest between the Adviser and its clients with respect to how a ballot issue will be voted; the general voting procedures; and proxy voting record retention.

General Voting Guidelines

The Adviser has determined that the Proxy Paper Guidelines, as amended and supplemented from time-to-time (the “Guidelines”), published by Glass Lewis, are consistent with the guiding principal described above and we have instructed Glass Lewis to vote in accordance with the Guidelines unless one of the following conditions applies:

A.	The Adviser has decided to override the Glass Lewis vote decision for a client based on its own determination that the client would best be served with a vote contrary to the Glass Lewis vote decision. Such decision will be documented by the Adviser and communicated to Glass Lewis.
B.	Glass Lewis does not provide a vote decision, in which case the Adviser will independently determine how a particular issue should be voted. In these instances, the Adviser will document the reason(s) used in determining a vote decision and communicate the Adviser’s vote decision to Glass Lewis.

Conflicts of Interest

Unless the Adviser makes a voting decision pursuant to condition (A) or (B) under the “General Voting Guidelines” section, above, we do not address material conflicts of interest that could arise between us and our clients. Since we rely on Glass Lewis to cast proxy votes independently, pursuant to the Guidelines, we have determined that any potential conflict of interest between us and our clients is adequately mitigated.

99

However, when the Adviser is involved in making the determination as to how a particular proxy ballot will be voted pursuant to paragraph (A) or (B) under the “General Voting Guidelines” section, above, we will take the following step to resolve the conflict: Disclose the conflict to the client and obtain the client’s written consent or direction before voting.

General Voting Procedures

The CCO shall ensure that appropriate personnel understand their roles with respect to monitoring corporate actions, analyzing proxy proposals, and making voting decisions and, for proxies which are not voted electronically via Proxy Edge, voting proxies, as applicable.

Recordkeeping

We will maintain:

●	a copy of our proxy voting policies and procedures;
●	a copy of all proxy statements received (the Adviser may rely on a third-party proxy voting agent or the SEC’s EDGAR system to satisfy this requirement);
●	a record of each vote cast on behalf of a client (the Adviser may rely on a third-party proxy voting agent to satisfy this requirement);
●	a copy of any document prepared by the Adviser that was material to making a voting decision or that memorializes the basis for that decision; and
●	a copy of each written client request for information on how we voted proxies on the client’s behalf, and a copy of any written response to any (written or oral) client request for information on how we voted proxies on behalf of the requesting client.

These books and records shall be made and maintained in accordance with the requirements and time periods provided in Rule 204-2 under the Investment Advisers Act of 1940, as amended.

Disclosure To Clients; Filing Requirements

We will disclose to clients in our Form ADV brochure how clients can obtain information from us on how their portfolio securities were voted and how they can obtain a copy of these Proxy Voting Policies, and that we will, upon request, provide them with a copy of the same. As it relates to the Reinhart Funds (the “Funds”), this disclosure is contained in the Fund’s prospectus. In addition, with respect to the Funds only, a Form N-PX must be filed with the Securities and Exchange Commission annually, which discloses the Fund’s proxy voting record for the 12-months ended August 31. The Fund’s administrator is responsible for preparing the Form N-PX; however, the CCO shall review such form prior to filing to attempt to detect any irregularities.

100

Proxy Voting

Policy. River Road Asset Management, LLC’s (“River Road”) exercises discretionary voting authority over proxies issued on securities held in client accounts unless the client has explicitly reserved voting authority. River Road, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for client securities consistent with the best economic interests of the clients. River Road maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting. River Road has established the Proxy Voting Policy Committee for establishing voting guidelines and reviewing proxy related issues. River Road’s Compliance Department oversees the operational and procedural aspects of the proxy voting process. Additionally, to help discharge its duties, River Road uses Glass Lewis & Co. (“Glass Lewis”) as its voting agent. Glass Lewis performs the following services:

●	provides analysis of proxy proposals,
●	tracks and receives proxies for which River Road clients are entitled to vote,
●	votes the proxies as directed by River Road; and,
●	compiles and provides client voting records.

Voting Process. River Road will generally instruct Glass Lewis to vote proxies pursuant to guidelines adopted by the Proxy Voting Policy Committee at the beginning of each year. If the Glass Lewis/River Road policy recommendation and the management recommendation for all votes on a ballot are the same, the Compliance Department will typically vote accordingly. There are limited instances where River Road has (and may in the future) vote differently from the policy and management recommendation. If the Glass Lewis/River Road policy recommendation and management recommendation are different for a particular vote, an investment team member (in consultation with the portfolio manager) is responsible for reviewing the proxy paper and making the appropriate vote decision based on this policy. Where the investment team member decides to vote differently from the Glass Lewis/River Road policy recommendation, they must document the rationale and prior approval of the Compliance Department is obtained.

Conflicts of Interest. River Road has eliminated most conflicts of interest by using an independent third party (Glass Lewis) that votes pursuant to the guidelines adopted by the Proxy Voting Policy Committee or in accordance with River Road’s direction based on the above process. In cases where River Road believes there may be an actual or perceived conflict of interest, River Road requires additional steps that may include the following:

i.	documenting the potential conflict of interest;
ii.	obtaining the prior approval of a Co-Chief Investment Officer and the Chief Compliance Officer;
iii.	obtaining Proxy Voting Policy Committee review or approval;
iv.	deferring to the voting recommendation of a third party;
v.	voting pursuant to client direction (following disclosure of the conflict);
vi.	abstaining from voting;
vii.	voting reflectively (in the same proportion and manner as other shareholders); or,
viii.	taking such other action as necessary to protect the interests of clients.

Compliance Policies And Procedures

TEMPLETON GLOBAL ADVISORS LIMITED Proxy Voting Policies & Procedures An SEC Compliance Rule Policy and Procedures*

RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES

Templeton Global Advisors Limited (hereinafter the "Investment Manager") has delegated its administrative duties with respect to voting proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Manager) that has either delegated proxy voting administrative responsibility to the Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Investment Manager will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Manager.

The Proxy Group will process proxy votes on behalf of, and the Investment Manager votes proxies solely in the best interests of, separate account clients, the Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Manager indicating such intention and provide written instructions directing the Investment Manager or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Manager has adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager’s Proxy Voting Policies and Procedures are substantially similar to those of its affiliated investment managers. The Investment Manager may also delegate proxy voting responsibility to a Non-Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged an unaffiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon the Investment Manager's instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Manager subscribes to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas

*  Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

and vote recommendations. This includes access to the ISS benchmark policy recommendations and custom sustainability recommendations the Investment Manager developed with ISS, which reflect what the Investment Manager believes to be good corporate governance and behavior. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services.

Also, the Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although analyses provided by ISS, Glass Lewis, and/or another independent third party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Manager does not consider recommendations from a Proxy Service or any third party to be determinative of the Investment Manager's ultimate decision. Rather, the Investment Manager exercises its independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. For most proxy proposals, the Investment Manager’s evaluation will result in the same position being taken for all Advisory Clients. In some cases, however, the evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a custom voting policy, and other factors.

For certain account types, the Investment Manager may review the ISS and Glass Lewis Proxy Voting Guidelines and determine, consistent with the best interest of its clients, to instruct the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis:

•	certain separate accounts; and
•	funds (or a portion thereof) that follow a smart beta strategy, are passively managed to track a particular securities index, or employ a quantitative strategy.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client1 of the Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of the Investment Manager or its affiliates;2

3.	The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by the Investment Manager or its affiliates (e.g., a broker, dealer or bank);3

4.	The issuer is a significant executing broker dealer; 4

1 For purposes of this section, a “client” does not include underlying investors in a collective investment trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by the Investment Manager or its affiliates will be considered a “client.”

2 The top 50 vendors will be considered to present a potential conflict of interest.

3 The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest including insurance companies that have entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust.

4 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.

5.	An Access Person5 of the Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.	A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member6 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including the Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from a Proxy Service relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin

5 “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

6 The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

Templeton U.S. registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the fund’s shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the Investment Manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the Investment Manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals. If a Franklin Templeton investment company becomes a holder of more than 25% of the shares on a non-affiliated fund, as a result of a decrease in the outstanding shares of the non-affiliated fund, then the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the non-affiliated fund.

In addition, with respect to an open-ended collective investment scheme formed as a Société d'Investissement à capital variable (SICAV), in accordance with Luxembourg law, if one sub-fund (the “Acquirer”) has invested in another sub-fund of the SICAV (the “Target”), then the voting rights attached to the shares of the Target will be suspended for voting purposes as long as they are held by the Acquirer. Similarly, in accordance with Canadian law, Canadian mutual funds that are invested in another proprietary mutual fund are prohibited from voting the units of the underlying fund.

Weight Given Management Recommendations

One of the primary factors the Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Manager considers in determining how proxies should be voted. However, the Investment Manager does not consider recommendations from management to be determinative of the Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Engagement with Issuers

The Investment Manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full- time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the

Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

The Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, the Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by- case basis. The Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise, nor can the Investment Manager anticipate all future situations.

Corporate governance issues are diverse and continually evolving and the Investment Manager devotes significant time and resources to monitor these changes.

THE INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

The Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of the Investment Manager's organization, including portfolio management, legal counsel, and the Investment Manager's officers. Potential changes to the proxy voting policies are considered on an annual basis, and the Board of Directors of Franklin Templeton’s U.S.-registered investment companies will approve the proxy voting policies and procedures annually.

The following guidelines reflect what the Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. The Investment Manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The Investment Manager supports boards with strong risk management oversight. The Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. The Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

In the event of a contested election, the Investment Manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.

Ratification of Auditors: The Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, The Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. The Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors. The Investment Manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. The Investment Manager believes that executive compensation should be directly linked to the performance of the company. The Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. The Investment Manager will generally oppose plans that have the potential to be excessively dilutive and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the Investment Manager will generally oppose "golden parachutes" that are considered excessive. The Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

The Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: The Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, the Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. The Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. The Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. The Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, the Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The Investment Manager usually supports "fair price" provisions and confidential voting. The Investment Manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.

Changes to Capital Structure: The Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The Investment Manager will generally not vote in favor of dual- class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental and Social Issues: The Investment Manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies,” found at Responsible Investing, describes the Investment Manager’s approach to consideration of environmental, social and governance issues within the Investment Manager’s processes and ownership practices.

Shareholder Proposals: The Investment Manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

In the Investment Manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the Investment Manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the Investment Manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues.

The Investment Manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the Investment Manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.

Governance Matters: The Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, the Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

Proxy Access: In cases where the Investment Manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the Investment Manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.

Global Corporate Governance: The Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to the Investment Manager's proxy voting decisions for international investments. However, the Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Manager held shares on the record date but has sold them prior to the meeting date;

(vii)	a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the

Investment Manager’s intended vote is not correctly submitted; (ix) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Even if the Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

The Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The Investment Manager will not generally make such efforts on behalf of other Advisory Clients or notify such Advisory Clients or their custodians that the Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

The Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, the Investment Manager may vote against the item as no information has been provided prior to the meeting in order to make an informed decision. The Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where the Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

The following describes the standard procedures that are to be followed with respect to carrying out the Investment Manager's proxy policy:

1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority in writing to the Investment Manager. The Proxy Group will periodically review and update this list. If the agreement with an Advisory Client permits the Advisory Client to provide instructions to the Investment Manager regarding how to vote the client’s shares, the Investment Manager will make a best-efforts attempt to vote per the Advisory Client’s instructions.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from a Proxy Service, or other information. The Proxy Group will then forward (or otherwise make available) this information to the appropriate research analyst for review and voting instructions.

4.	In determining how to vote, the Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations of a Proxy Service.

5.	The Proxy Group is responsible for maintaining the documentation that supports the Investment Manager’s voting decision. Such documentation may include, but is not limited to, any information provided by a Proxy Service and, with respect to an issuer that presents a potential conflict of interest, any board or audit committee memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel; however, the relevant research analyst may, but is not required to, maintain additional documentation that was used or created as part of the analysis to reach a voting decision, such as certain financial statements of an issuer, press releases, or notes from discussions with an issuer’s management.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will make every effort to submit the Investment Manager's vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis; the Proxy Group does not have authority to file Powers of Attorney on behalf of other Advisory Clients. On occasion, the Investment Manager may wish to attend and vote at a shareholder meeting in person. In such cases, the Proxy Group will use its best efforts to facilitate the attendance of the designated Franklin Templeton employee by coordinating with the relevant custodian bank.

9.	The Proxy Group prepares reports for each separate account client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.	If the Franklin Templeton Services, LLC Global Trade Services learns of a vote that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify the Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the lending agent in an effort to retrieve the security. If so requested by the Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that the Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities. Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue. Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.	The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group may instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

12.	The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary U.S. registered investment companies, disclose that each U.S.-registered fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC. The Proxy Group will work with legal staff in other jurisdictions, as needed, to help support required proxy voting disclosure in such markets.

13.	The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary U.S. registered investment companies is made in such clients’ disclosure documents.

14.	The Proxy Group is subject to periodic review by Internal Audit and compliance groups.

15.	The Investment Manager will review the guidelines of each Proxy Service, with special emphasis on the factors they use with respect to proxy voting recommendations.

16.	The Proxy Group will update the proxy voting policies and procedures as necessary for review and approval by legal, compliance, investment officers, and/or other relevant staff.

17.	The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjunction with the compliance department, will conduct periodic due diligence reviews of each Proxy Service via on-site visits or by written questionnaires. As part of the periodic due diligence process, the Investment Manager assesses the adequacy and quality of each Proxy Service’s staffing and personnel to ensure each Proxy Service has the capacity and competency to adequately analyze proxy issues and the ability to make proxy voting recommendations based on material accurate information. In the event the Investment Manager discovers an error in the research or voting recommendations provided by a Proxy Service, it will take reasonable steps to investigate the error and seek to determine whether the Proxy Service is taking reasonable steps to reduce similar errors in the future. In addition, the Investment Manager assesses the robustness of Proxy Service’s policies regarding (1) ensuring proxy voting recommendations are based on current and accurate information, and (2) identifying and addressing any conflicts of interest. To the extent enhanced disclosure of conflicts is required of Proxy Services, the Proxy Group will seek to ensure that each Proxy Service complies with such disclosure obligations and review the conflicts disclosed. The Investment Manager also considers the independence of each Proxy Service on an on-going basis.

18.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

19.	At least annually, the Proxy Group will verify that:

a.	A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;

b.	A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;
c.	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and
d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, each written client request for proxy voting policies/records and the Investment Manager’s written response to any client request for such records, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this recordkeeping function. All records will be retained in either hard copy or electronic format for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. The Investment Manager does not disclose to third parties (other than ISS) the proxy voting records of its Advisory Clients, except to the extent such disclosure is required by applicable law or regulation or court order. Advisory Clients may review the Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. For proprietary Australian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleon.com.au no later than September 30 of each year. The Proxy Group will periodically review the web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such U.S. registered investment company voting records with the SEC.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Manager for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Manager, the Proxy Group will take no action on the event. The Investment Manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Manager may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Manager will report such decisions on an annual basis to Advisory Clients as may be required.

T. ROWE PRICE ASSOCIATES, INC. AND ITS INVESTMENT ADVISER AFFILIATES

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., and its affiliated investment advisers (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. This document is reviewed at least annually and updated as necessary.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and – most importantly – our investment professionals’ views in making voting decisions.

TRP 2020 Proxy Voting Policies and Procedures.doc

Updated: February 2020

T. Rowe Price seeks to vote all of its clients’ proxies. In certain circumstances, T. Rowe Price may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost to the client of voting outweigh the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

ADMINISTRATION OF POLICIES AND PROCEDURES

Environmental, Social and Governance Committee. T. Rowe Price’s Environmental, Social and Governance Committee (“ESG Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the ESG Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the ESG Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The ESG Committee is also responsible for the oversight of third-party proxy services firms that T. Rowe Price engages to facilitate the proxy voting process.

Proxy Voting Team. The Proxy Voting team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Corporate Governance Team. Our Corporate Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the ESG Committee, ISS maintains and implements a custom voting policy for the Price Funds and other advisory client accounts.

TRP 2020 Proxy Voting Policies and Procedures.doc

Updated: February 2020

Meeting Notification

T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the ESG Committee. Others review the customized vote recommendations and approve them before the votes are cast. In all cases, portfolio managers receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Voting team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the ESG Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors – For most companies, T. Rowe Price generally expects boards to maintain a majority of independent directors. T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. In certain markets where majority-independent boards are uncommon, we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies with insufficient representation by independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. In certain markets, a lack of diversity on the board may cause us to oppose the members of the board’s Nominating Committee. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

TRP 2020 Proxy Voting Policies and Procedures.doc

Updated: February 2020

Anti-Takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights.

Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against members of the board’s Compensation Committee. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a screen that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. Finally, we may oppose Compensation Committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and advisory clients are receiving fair consideration for their securities. We oppose a high proportion of proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.

TRP 2020 Proxy Voting Policies and Procedures.doc

Updated: February 2020

Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Corporate Governance team in consultation with our Responsible Investment team. T. Rowe Price takes into consideration a company’s existing level of disclosure on matters of a social, environmental, or corporate responsibility nature. If the proposal addresses an issue with substantial investment implications for the company’s business or operations, and those issues have not been adequately addressed by management, T. Rowe Price generally supports calls for additional disclosure.

Global Portfolio Companies – The ESG Committee has developed custom international proxy voting guidelines based on ISS’ general global policies, regional codes of corporate governance, and our own views as investors in these markets. ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets.

Fixed Income and Passively Managed Strategies – Proxy voting for our fixed income and indexed portfolios is administered by the Proxy Voting team using T. Rowe Price’s guidelines as set by the ESG Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.

Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan – The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan and how they may affect proxy voting.

TRP 2020 Proxy Voting Policies and Procedures.doc

Updated: February 2020

Monitoring and Resolving Conflicts of Interest

The ESG Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership on the ESG Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the ESG Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the ESG Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The ESG Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the ESG Committee for immediate resolution prior to the time T. Rowe Price casts its vote.

With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or ESG Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Fund).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

TRP 2020 Proxy Voting Policies and Procedures.doc

Updated: February 2020

REPORTING, RECORD RETENTION AND OVERSIGHT

The ESG Committee, and certain personnel under the direction of the ESG Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, ESG Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

TRP 2020 Proxy Voting Policies and Procedures.doc

Updated: February 2020

Proxy Policy	Policy H-12

Proxy Voting Policy

When Victory Capital Management Inc. (“Victory”) client accounts hold stock and Victory has an obligation to vote proxies for the stock, the voting authority will be exercised in accordance with:

●	The direction and guidance, if any, provided by the document establishing the account relationship
●	Principles of fiduciary law and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Both require Victory to act in the best interests of the account. In voting such stock, Victory will exercise the care, skill, prudence and diligence a prudent person would use, considering the aims, objectives, and guidance provided by the documents governing the account
●	The guidelines listed in this policy, including the ISS Taft Hartley guidelines in Appendix A and the Victory public company guidelines in Appendix B

Victory votes client securities in the best interests of the client. In general, this entails voting client proxies with the objective of increasing the long-term economic value of client assets. In determining the best interests of the account, Victory considers, among other things, the effect of the proposal on the underlying value of the securities (including the effect on marketability of the securities and the effect of the proposal on future prospects of the issuer), the composition and effectiveness of the issuer's board of directors, the issuer’s corporate governance practices, and the quality of communications from the issuer to its shareholders.

Where Victory has an obligation to vote client proxies:

●	Reasonable efforts will be made to monitor and keep abreast of corporate actions
●	All stock, whether by proxy or in person, will be voted, provided there is sufficient time and information available
●	A written record of such voting will be maintained by Victory
●	Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Victory analyst(s) or portfolio manager(s).
●	Victory’s Proxy Committee (the “Proxy Committee”) will supervise the voting of client securities. In all cases, the ultimate voting decision and responsibility rests with the members of the Proxy Committee.
●	Voting rights for securities that have been placed on loan by a client or a client’s custodian generally pass to the borrower, which interferes with Victory’s ability to vote on shareholder matters. In these circumstances Victory generally will be unable to act on specific proxy matters.
●	Victory will not necessarily vote all client proxys for a particular company meeting in a uniform manner. Depending on client objectives, as well as the opinions of Victory’s various investment teams, Victory will split votes when appropriate in order to help insure that Victory is acting in the best interest of all of its clients.

Statement of Corporate Governance

The voting rights associated with stock ownership are as valuable as any other financial assets. As such, they must be managed in the same manner. Victory has established voting guidelines that seek to protect these rights while attempting to maximize the value of the underlying securities.

2

Proxy Voting Procedure

The Proxy Committee determines how proxies will be voted. Decisions are based exclusively with the best interest of the client in mind.

3

Proxy Policy	Policy H-12

Voting may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee.

Victory’s portfolio managers opinions concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in the client’s best interests. Therefore, Victory will not necessarily vote all client proxys for a particular company meeting in a uniform manner. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

The Proxy Committee is comprised of Victory employees who represent vital areas within the company and can provide a range of knowledge which enhances the committee’s decision making capabilities. Quorum exists when three voting committee members are either in attendance or participate remotely via video or teleconference. Approval is based on a majority of votes cast.

Victory has engaged ISS (Institutional Shareholder Services) to perform the administrative tasks of receiving proxies, proxy statements, and voting proxies in accordance with the Victory Proxy Policy. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by Victory. Victory will perform annual testing of actual votes cast versus these policy guidelines to help insure that ballots are being voted per policy. ISS also performs regular proxy ballot reconciliations which compare client holdings to actual ballots received. ISS then provides Victory with periodic reports of any discrepancies identified during the reconciliation process. Victory is responsible for working with ISS and client custodians to resolve any discrepancies and insure that all client proxy ballots are voted.

Voting Guidelines

The following guidelines are intended to assist in voting proxies and are not to be considered rigid rules. The Proxy Committee is directed to apply these guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the account or if it is required under the documents governing the account.

The committee may also take into account independent third party, general industry guidance or other governance board review sources when making decisions. The committee may additionally seek guidance from other internal sources with special expertise on a given topic, where appropriate.

All Proxy Committee voting decisions will be documented.

The following is a discussion of selected proxy proposals which are considered periodically at annual meetings. Victory’s general position with regard to such proposals is also included.

International Proxy Voting

Victory will attempt to vote every proxy it receives for all international foreign proxies. However, there may be situations in which Victory may vote against, withhold a vote or cannot vote at all. For example, Victory may not receive a meeting notice in enough time to vote or Victory may not be able to obtain enough information to make a fully informed decision, in which case we will vote against.

In certain foreign jurisdictions, voting of proxies will result in the lockup of shares due to issues such as shareblocking or re-registration, impairing Victory's ability to trade those shares for several days. This could result in significant loss to the investor. Consequently, in those foreign jurisdictions which engage in this practice, Victory will generally refrain from proxy voting. Specifically, for shareblocking and re-registration, Victory will automatically Take No Action through a Do Not Vote instruction for ballots that would immobilize the shares. Victory has the option to override the automation if we become aware of a situation where we wish to vote and are not concerned with the short term inability to trade out of the position. In re-registration

4

Proxy Policy	Policy H-12

or shareblocking markets, where shares are not immobilized by voting instructions, ballots are voted per policy.

In other foreign jurisdictions, the determination by the Proxy Committee to vote, or refrain from voting proxys will take into consideration any additional costs to investors which may be incurred from the research and voting process. Finally, these guidelines will be applied in foreign markets taking into account local regulatory requirements, local corporate governance codes and local market best practices.

Additional Topics

Any issue not covered within the guidelines will be evaluated by the Proxy Committee on a case-by-case basis.

Material Conflicts of Interest

In the event a material conflict of interest arises between Victory’s interests and those of a client during the course of voting client’s proxies, the Proxy Committee shall:

●	Vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue
●	In the event that the Proxy Voting Guidelines are inapplicable, determine whether a vote for, or against, the proxy is in the best interest of the client’s account
●	Document the nature of the conflict and the rationale for the recommended vote
●	Solicit the opinions of Victory’s Chief Compliance Officer, and if necessary the Chief Legal Officer, or their designee, or consult an internal or external, independent adviser
●	Report to the Victory Capital Management Board any proxy votes that took place with a material conflict situation present, including the nature of the conflict and the basis or rationale for the voting decision made

If a member of the Proxy Committee has a personal conflict (e.g. family member on board of company) he/she will recuse themselves from voting.

Recordkeeping

In accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940, as amended, Victory will retain the following records with respect to proxy voting:

●	Copies of all policies and procedures required by Rule 206(4)-6
●	A written record of votes cast on behalf of clients
●	Any documents prepared by Victory or the Proxy Committee germane to the voting decision
●	A copy of each written client request for information on how Victory voted proxies on such client’s behalf
●	A copy of any written response by Victory to any written or verbal client request for information on how Victory voted such client’s proxies

5

Proxy Policy	Policy H-12

Routine/Miscellaneous

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

Audit-Related

Auditor Indemnification and Limitation of Liability

Consider the issue of auditor indemnification and limitation of liability CASE-BY-CASE. Factors to be assessed include, but are not limited to:

●	The terms of the auditor agreement, the degree to which these agreements impact shareholders' rights
●	Motivation and rationale for establishing the agreements
●	Quality of disclosure
●	Historical practices in the audit area

WTHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

Victory expects a company to have completed its due diligence on the auditors; therefore, selection is approved. However, in cases where auditors have failed to render accurate financial statements, votes are withheld. A favorable position is given to auditors who receive more compensation from their audit engagement than other services with the company.

Vote FOR the ratification of auditors.

6

Proxy Policy	Policy H-12

However, vote AGAINST in cases where auditors have failed to render accurate financial statements or where non-audit fees exceed audit fees. Non-audit fees are excessive if:

●	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where "Other" fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Receiving and/or Approving Financial Reports (This is a non-US issue)

Vote FOR approval of financial statements and director and auditor reports, unless:

●	There are concerns about the accounts presented or audit procedures used
●	The company is not responsive to shareholder questions about specific items that should be publicly disclosed

Shareholder Proposals Limiting Non-Audit Services

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Proposals on Audit Firm Rotation

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

●	The tenure of the audit firm
●	The length of rotation specified in the proposal
●	Any significant audit-related issues at the company
●	The number of Audit Committee meetings held each year
●	The number of financial experts serving on the committee
●	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price

7

Proxy Policy	Policy H-12

Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability: Practices that promote accountability include: transparency into a company’s governance practices; annual board elections; and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.
2.	Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.
3.	Director Independence: Without independence from management, the board may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.
4.	Director Competence: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings and/or who are overextended (i.e. serving on too many boards) raise concern on the director’s ability to effectively serve in shareholders’ best interests.

Board Accountability

VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE), for the following:

Problematic Takeover Defenses:

Classified board structure:

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three- and five-year total shareholder

1 In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If Victory cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

8

Proxy Policy	Policy H-12

returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted.

Problematic provisions include but are not limited to:

●	A classified board structure
●	A supermajority vote requirement
●	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections
●	The inability of shareholders to call special meetings
●	The inability of shareholders to act by written consent
●	A dual-class capital structure
●	A non-shareholder-approved poison pill

Poison Pills:

The company has a poison pill that was not approved by shareholders. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).

The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Restricting Binding Shareholder Proposals:

Generally vote against or withhold from the members of the governance committee if:

●	The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders' rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

Problematic Audit-Related Practices

Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

●	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”)
●	The company receives an adverse opinion on the company’s financial statements from its auditor
●	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological

9

Proxy Policy	Policy H-12

sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

●	There is a significant misalignment between CEO pay and company performance
●	The company maintains significant problematic pay practices
●	The board exhibits a significant level of poor communication and responsiveness to shareholders
●	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay or
●	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Unilateral Bylaw/Charter Amendments

Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:

●	The board's rationale for adopting the bylaw/charter amendment without shareholder ratification
●	Disclosure by the company of any significant engagement with shareholders regarding the amendment
●	The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter
●	The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions
●	The company's ownership structure
●	The company's existing governance provisions
●	The timing of the board's amendment to the bylaws/charter in connection with a significant business development and,
●	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders

For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

●	Supermajority vote requirements to amend the bylaws or charter;
●	A classified board structure; or
●	Other egregious provisions.

10

Proxy Policy	Policy H-12

A reasonable sunset provision will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

For newly public companies, generally vote against or withhold from the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board implemented a multi-class capital structure in which the classes have unequal voting rights without subjecting the multi-class capital structure to a reasonable time-based sunset. In assessing the reasonableness of a time-based sunset provision, consideration will be given to the company’s lifespan, its post-IPO ownership structure and the board’s disclosed rationale for the sunset period selected. No sunset period of more than seven years from the date of the IPO will be considered to be reasonable. Continue to vote against or withhold from incumbent directors in subsequent years, unless the problematic capital structure is reversed or removed.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

●	Material failures of governance, stewardship, or fiduciary responsibilities at the company
●	Failure to replace management as appropriate or
●	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company

Management Proposals to Ratify Existing Charter or Bylaw Provisions

Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

●	The presence of a shareholder proposal addressing the same issue on the same ballot;
●	The board's rationale for seeking ratification;
●	Disclosure of actions to be taken by the board should the ratification proposal fail;
●	Disclosure of shareholder engagement regarding the board’s ratification request;
●	The level of impairment to shareholders' rights caused by the existing provision;
●	The history of management and shareholder proposals on the provision at the company’s past meetings;
●	Whether the current provision was adopted in response to the shareholder proposal;
●	The company's ownership structure; and
●	Previous use of ratification proposals to exclude shareholder proposals.

Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice. In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

●	The presence of a shareholder proposal addressing the same issue on the same ballot;
●	The board's rationale for seeking ratification;
●	Disclosure of actions to be taken by the board should the ratification proposal fail;
●	Disclosure of shareholder engagement regarding the board’s ratification request;

11

Proxy Policy	Policy H-12

●	The level of impairment to shareholders' rights caused by the existing provision;
●	The history of management and shareholder proposals on the provision at the company’s past meetings;
●	Whether the current provision was adopted in response to the shareholder proposal;
●	The company's ownership structure; and
●	Previous use of ratification proposals to exclude shareholder proposals.

Board Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:

●	Disclosed outreach efforts by the board to shareholders in the wake of the vote
●	Rationale provided in the proxy statement for the level of implementation
●	The subject matter of the proposal
●	The level of support for and opposition to the resolution in past meetings
●	Actions taken by the board in response to the majority vote and its engagement with shareholders
●	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals) and
●	Other factors as appropriate

The board failed to act on takeover offers where the majority of shares are tendered

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency or

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account

●	The board's rationale for selecting a frequency that is different from the frequency that received a plurality
●	The company's ownership structure and vote results
●	Analysis of whether there are compensation concerns or a history of problematic compensation practices and
●	The previous year's support level on the company's say-on-pay proposal

Director Independence

Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the current Categorization of Directors) when:

●	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating

12

Proxy Policy	Policy H-12

●	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee
●	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee
●	The full board is less than majority independent

Director Competence

Attendance at Board and Committee Meetings

Generally vote AGAINST or WITHHOLD from directors (except new nominees3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

●	Medical issues/illness
●	Family emergencies
●	Missing only one meeting (when the total of all meetings is three or fewer)

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors

Vote AGAINST or WITHHOLD from individual directors who:

●	Sit on more than five public company boards
●	Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards

Other Board-Related Proposals

Age/Term Limits

Vote AGAINST management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify (stagger) the board.

3 New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

13

Proxy Policy	Policy H-12

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

Generally vote FOR proposals seeking disclosure on a CEO succession planning policy, considering at a minimum, the following factors:

●	The reasonableness/scope of the request; and
●	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

Generally vote FOR proposals to eliminate cumulative voting.

Generally vote AGAINST shareholder proposals to restore or provide for cumulative voting.

Director and Officer Indemnification and Liability Protection

Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

Vote AGAINST proposals that would:

●	Eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care
●	Expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness
●	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify

Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

●	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company
●	If only the director’s legal expenses would be covered

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and to what degree they may preclude dissident nominees from joining the board.

Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:

●	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers
●	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought
●	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies
●	The scope and structure of the proposal

Establish other Board Committee Proposals

Generally vote AGAINST shareholder proposals to establish a new board committee.

14

Proxy Policy	Policy H-12

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chair (Separate Chair/CEO)

Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:

●	The scope and rationale of the proposal;
●	The company's current board leadership structure;
●	The company's governance structure and practices;
●	Company performance; and
●	Any other relevant factors that may be applicable.

The following factors will increase the likelihood of a “for” recommendation:

●	A majority non-independent board and/or the presence of non-independent directors on key board committees;
●	A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
●	The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
●	Evidence that the board has failed to oversee and address material risks facing the company;
●	A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or evidence that the board has failed to intervene when management’s interests are contrary to shareholders' interests.
●	Evidence that the board has failed to intervene when management’s interests are contrary to shareholders’ interests.

Majority of Independent Directors/Establishment of Independent Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by Victory’s definition of independent outsider.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Majority Vote Standard for the Election of Directors

Vote AGAINST if the company already has a Resignation Policy in place, otherwise vote with stated policy

Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for plurality in contested elections is included.

Generally vote FOR precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions

15

Proxy Policy	Policy H-12

need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access (Open Access)

Vote CASE-BY-CASE on shareholder proposals asking for open or proxy access, taking into account:

●	The ownership threshold proposed in the resolution;
●	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed below, with reference to contested director elections, or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

●	Long-term financial performance of the target company relative to its industry
●	Management’s track record
●	Background to the contested election
●	Nominee qualifications and any compensatory arrangements
●	Strategic plan of dissident slate and quality of critique against management
●	Likelihood that the proposed goals and objectives can be achieved (both slates)
●	Stock ownership positions

Require More Nominees than Open Seats

Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

●	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board
●	Effectively disclosed information with respect to this structure to its shareholders
●	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee
●	The company has an independent chairman or a lead director, according to Victory’s definition This individual must be made available for periodic consultation and direct communication with major shareholders

Proxy Contests — Voting for Director Nominees in Contested Elections

Internally reviewed on a CASE-BY-CASE basis.

Vote No Campaigns

In cases where companies are targeted in connection with public “vote no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

16

Proxy Policy	Policy H-12

Takeover Defenses and Related Actions

Anti-takeover statutes generally increase management's potential for insulating itself and warding off hostile takeovers that may be beneficial to shareholders. While it may be true that some boards use such devices to obtain higher bids and to enhance shareholder value, it is more likely that such provisions are used to entrench management.

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Confidential Vote Tabulation/Confidential Voting

Victory Capital will evaluate shareholder proposals requesting confidential running vote tally proposals on a case-by-case basis taking into account the following factors:

Whether the policy allows the company to monitor the number of votes cast for purposes of achieving a quorum or to conduct solicitations for other proper purposes

Whether the enhanced confidential voting requirement applies to contested elections of directors or to contested proxy solicitations, which would put the company at a disadvantage relative to dissidents

Generally, vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

17

Proxy Policy	Policy H-12

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Vote FOR proposals to opt out of control share cash-out statutes.

Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.

Vote FOR proposals to opt out of state disgorgement provisions.

Equal Access Proposals

Vote FOR proposals seeking equal access to proxies.

Fair Price Provisions

Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

18

Proxy Policy	Policy H-12

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

General Recommendation: Vote case-by-case on bylaws which impact shareholders' litigation rights, taking into account factors such as:

●	The company's stated rationale for adopting such a provision
●	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation
●	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms
●	Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Net Operating Loss (NOL) Protective Amendments

Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (“NOLs”) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

●	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder)
●	The value of the NOLs
●	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL)
●	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns
●	Any other factors that may be applicable

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The

19

Proxy Policy	Policy H-12

company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

●	Shareholders have approved the adoption of the plan, or
●	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

●	No lower than a 20% trigger, flip-in or flip-over
●	A term of no more than three years
●	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill
●	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

●	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent)
●	The value of the NOLs
●	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs)
●	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns
●	Any other factors that may be applicable

20

Proxy Policy	Policy H-12

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

●	The election of fewer than 50% of the directors to be elected is contested in the election
●	One or more of the dissident’s candidates is elected
●	Shareholders are not permitted to cumulate their votes for directors
●	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

Management or shareholder proposals to change a company's state of incorporation should be evaluated CASE-BY-CASE, giving consideration to both financial and corporate governance concerns including the following:

●	Reasons for reincorporation
●	Comparison of company's governance practices and provisions prior to and following the reincorporation
●	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

●	Shareholders' current right to act by written consent
●	The consent threshold
●	The inclusion of exclusionary or prohibitive language
●	Investor ownership structure
●	Shareholder support of, and management's response to, previous shareholder proposals

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

●	An unfettered[4] right for shareholders to call special meetings at a 10 percent threshold
●	A majority vote standard in uncontested director elections
●	No non-shareholder-approved pill
●	An annually elected board

4 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

21

Proxy Policy	Policy H-12

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals restricting or eliminating shareholders' right to call special meetings.

Vote FOR proposals allowing shareholders to call special meetings unless the company currently provides the right to call special meetings at a threshold of 25 percent, upon which Victory votes AGAINST.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

Vote CASE-BY-CASE on proposals that request either the elimination/adoption of supermajority vote requirements or a decrease/increase in the supermajority threshold.

Generally, vote AGAINST proposals to require a supermajority shareholder vote.

Generally, vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, the proposal shall be further examined, taking into account:

●	Ownership structure
●	Quorum requirements
●	Vote requirements

22

Proxy Policy	Policy H-12

CAPITAL/RESTRUCTURING

The stewardship of a corporation's capital structure involves a number of important issues, including dividend policy, taxes, types of assets, opportunities for growth, ability to finance new projects internally, and the cost of obtaining additional capital. For the most part, these decisions are best left to the board and senior management of the firm. However, while a company's value depends more on its capital investment and operations than on how it is financed, many financing decisions have a significant impact on shareholders, particularly when they involve the issuance of additional common stock, preferred stock, or the assumption of additional debt. Additional equity financing, for example, may reduce an existing shareholder's ownership interest and can dilute the value of his investment. Shareholders must also be alert to potential anti-takeover mechanisms, which are often embedded in management's chosen financing vehicles.

Capital

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action

Vote FOR management proposals to eliminate par value.

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote FOR increases in authorized common stock, unless the increase is being used to thwart a takeover, upon which Victory votes AGAINST.

Vote AGAINST proposals that seek to permanently revoke or remove preemptive rights from shareholders.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

●	Past Board Performance:
-	The company's use of authorized shares during the last three years

●	The Current Request:
-	Disclosure in the proxy statement of the specific purposes of the proposed increase
-	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request
-	The dilutive impact of the request as determined by an allowable increase calculated by Victory (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns
23

Proxy Policy	Policy H-12

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).

Authority to Issue Additional Debt (This is a non-US issue)

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion is reasonable.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Preemptive Rights

Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration:

●	The size of the company
●	The shareholder base
●	The liquidity of the stock

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

●	Past Board Performance:
-	The company's use of authorized preferred shares during the last three years

●	The Current Request:
-	Disclosure in the proxy statement of the specific purposes for the proposed increase
-	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request
-	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by Victory (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns
-	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes

Recapitalization Plans

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

24

Proxy Policy	Policy H-12
●	More simplified capital structure
●	Enhanced liquidity
●	Fairness of conversion terms
●	Impact on voting power and dividends
●	Reasons for the reclassification
●	Conflicts of interest
●	Other alternatives considered

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced or the effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance common stock authorization guidelines

Vote AGAINST proposals when there is not a proportionate reduction of authorized shares, unless:

●	A stock exchange has provided notice to the company of a potential delisting
●	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with Victory's Common Stock Authorization policy

Share Repurchase Programs

For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-market repurchases, in the absence of company-specific concerns regarding:

●	Greenmail,
●	The use of buybacks to inappropriately manipulate incentive compensation metrics,
●	Threats to the company's long-term viability, or
●	Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares equal to or less than the allowable increase calculated in accordance with Victory's Common Stock Authorization policy.

Tracking Stock

Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

●	Adverse governance changes
●	Excessive increases in authorized capital stock
●	Unfair method of distribution
●	Diminution of voting rights
●	Adverse conversion features
●	Negative impact on stock option plans
●	Alternatives such as spin-off
25

Proxy Policy	Policy H-12

Restructuring

Appraisal Rights

Vote FOR proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

●	Purchase price
●	Fairness opinion
●	Financial and strategic benefits
●	How the deal was negotiated
●	Conflicts of interest
●	Other alternatives for the business
●	Non-completion risk

Asset Sales

Vote CASE-BY-CASE on asset sales, considering the following factors:

●	Impact on the balance sheet/working capital
●	Potential elimination of diseconomies
●	Anticipated financial and operating benefits
●	Anticipated use of funds
●	Value received for the asset
●	Fairness opinion
●	How the deal was negotiated
●	Conflicts of interest

Bundled Proposals

Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

●	Dilution to existing shareholders' positions
●	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy
●	Financial issues - company's financial situation, degree of need for capital, use of proceeds, effect of the financing on the company's cost of capital
●	Management's efforts to pursue other alternatives

26

Proxy Policy	Policy H-12

●	Control issues - change in management, change in control, guaranteed board and committee seats, standstill provisions, voting agreements, veto power over certain corporate actions
●	Conflict of interest - arm's length transaction, managerial incentives

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

●	The reasons for the change
●	Any financial or tax benefits
●	Regulatory benefits
●	Increases in capital structure
●	Changes to the articles of incorporation or bylaws of the company

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

●	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”)
●	Adverse changes in shareholder rights

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

Vote CASE-BY-CASE on going private transactions, taking into account the following:

●	Offer price/premium
●	Fairness opinion
●	How the deal was negotiated
●	Conflicts of interest
●	Other alternatives/offers considered
●	Non-completion risk

Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

●	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock)
●	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
-	Are all shareholders able to participate in the transaction
-	Will there be a liquid market for remaining shareholders following the transaction
-	Does the company have strong corporate governance
-	Will insiders reap the gains of control following the proposed transaction
-	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders

Joint Ventures

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

27

Proxy Policy	Policy H-12
●	Percentage of assets/business contributed
●	Percentage ownership
●	Financial and strategic benefits
●	Governance structure
●	Conflicts of interest
●	Other alternatives
●	Non-completion risk

Liquidations

Vote CASE-BY-CASE on liquidations, taking into account the following:

●	Management’s efforts to pursue other alternatives
●	Appraisal value of assets
●	The compensation plan for executives managing the liquidation

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

●	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
●	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
●	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
●	Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
●	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.
●	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

28

Proxy Policy	Policy H-12

Private Placements/Warrants/Convertible Debentures

Vote CASE-BY-CASE on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

●	Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.
●	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):
●	The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

●	When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

●	Financial issues:
●	The company's financial condition;
●	Degree of need for capital;
●	Use of proceeds;
●	Effect of the financing on the company's cost of capital;
●	Current and proposed cash burn rate;
●	Going concern viability and the state of the capital and credit markets.

●	Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.
●	Control issues:
●	Change in management;
●	Change in control;
●	Guaranteed board and committee seats;
●	Standstill provisions;
●	Voting agreements;
●	Veto power over certain corporate actions; and
●	Minority versus majority ownership and corresponding minority discount or majority control premium

●	Conflicts of interest:
●	Conflicts of interest should be viewed from the perspective of the company and the investor.
●	Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?
●	Market reaction:
●	The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.
29

Proxy Policy	Policy H-12

Vote FOR the private placement, or FOR the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

Vote CASE-BY-CASE on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

●	Estimated value and financial prospects of the reorganized company;
●	Percentage ownership of current shareholders in the reorganized company;
●	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
●	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
●	Existence of a superior alternative to the plan of reorganization; and
●	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

Vote CASE-BY-CASE on SPAC mergers and acquisitions taking into account the following:

●	Valuation – Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.
●	Market reaction – How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
●	Deal timing – A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
●	Negotiations and process – What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
●	Conflicts of interest – How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.
●	Voting agreements – Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?
●	Governance – What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?
30

Proxy Policy	Policy H-12

Special Purpose Acquisition Corporations (SPACs) – Proposals for Extensions

Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

●	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC's acquistion process.
●	Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.
●	Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the "equity kicker" is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.
●	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs

Vote CASE-BY-CASE on spin-offs, considering:

●	Tax and regulatory advantages;
●	Planned use of the sale proceeds;
●	Valuation of spinoff;
●	Fairness opinion;
●	Benefits to the parent company;
●	Conflicts of interest;
●	Managerial incentives;
●	Corporate governance changes;
●	Changes in the capital structure.

Value Maximization Shareholder Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by:

●	Hiring a financial advisor to explore strategic alternatives;
●	Selling the company; or
●	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

●	Prolonged poor performance with no turnaround in sight;
●	Signs of entrenched board and management (such as the adoption of takeover defenses);
●	Strategic plan in place for improving value;
●	Likelihood of receiving reasonable value in a sale or dissolution; and
●	The company actively exploring its strategic options, including retaining a financial advisor.

31

Proxy Policy	Policy H-12

COMPENSATION

Executive Pay Evaluation

Executive pay remains a perennial hot button issue for shareholders, who want assurance that top management’s compensation is primarily performance-based, fair, and reasonable. Any evaluation of executive pay must recognize two underlying forces: an executive labor market, where executive pay packages result from negotiations in a war for talent, and an agency problem, where boards and shareholders try to align pay incentives with shareholder value creation.

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation — Management Proposals (Management Say-on-Pay)

Evaluate executive pay and practices, as well as certain aspects of outside director compensation CASE-BY-CASE.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

●	There is a misalignment between CEO pay and company performance (pay for performance)
●	The company maintains problematic pay practices
●	The board exhibits poor communication and responsiveness to shareholders.

Voting Alternatives

In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices — dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote

32

Proxy Policy	Policy H-12

withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

●	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts
●	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median)
●	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Primary Evaluation Factors for Executive Pay

Pay for Performance

Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.

Focus on companies with sustained underperformance relative to peers, considering the following key factors:

●	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS – Global Industry Classification Group)
●	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.

33

Proxy Policy	Policy H-12

Problematic Pay Practices

If the company maintains problematic pay practices, generally vote:

●	AGAINST management "say on pay" (MSOP) proposals;
●	AGAINST/WITHHOLD on compensation committee members (or in rare cases where the full board is deemed responsible, all directors including the CEO):
-	In egregious situations;
-	When no MSOP item is on the ballot; or
-	When the board has failed to respond to concerns raised in prior MSOP evaluations; and/or
●	AGAINST an equity incentive plan proposal if excessive non-performance-based equity awards are the major contributors to a pay-for-performance misalignment.

The focus is on executive compensation practices that contravene the global pay principles, including:

●	Problematic practices related to non-performance-based compensation elements;
●	Incentives that may motivate excessive risk-taking; and
●	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

●	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
●	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
●	New or extended agreements that provide for:
-	CIC payments exceeding 3 times base salary and average/target/most recent bonus
-	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers)
-	CIC payments with excise tax gross-ups (including "modified" gross-ups)

Insufficient Executive Compensation Disclosure by Externally Managed Issuers (EMIs)

For externally-managed issuers (EMIs), generally vote against the say-on-pay proposal when insufficient compensation disclosure precludes a reasonable assessment of pay programs and practices applicable to the EMI's executives.

Incentives that may Motivate Excessive Risk-Taking

Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

●	Multi-year guaranteed bonuses
●	A single performance metric used for short- and long-term plans
●	Lucrative severance packages
●	High pay opportunities relative to industry peers;
●	Disproportionate supplemental pensions
●	Mega annual equity grants that provide unlimited upside with no downside risk
34

Proxy Policy	Policy H-12

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

Vote CASE-BY-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

●	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
●	Duration of options backdating;
●	Size of restatement due to options backdating;
●	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
●	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

A CASE-BY-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay:

●	Poor disclosure practices, including:
-	Unclear explanation of how the CEO is involved in the pay setting process
-	Retrospective performance targets and methodology not discussed
-	Methodology for benchmarking practices and/or peer group not disclosed and explained
●	Board’s responsiveness to investor input and engagement on compensation issues, for example:
-	Failure to respond to majority-supported shareholder proposals on executive pay topics
-	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals

Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

35

Proxy Policy	Policy H-12

Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

●	Single- or modified-single-trigger cash severance
●	Single-trigger acceleration of unvested equity awards
●	Excessive cash severance (>3x base salary and bonus)
●	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups)
●	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value)
●	Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders
●	The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), Victory Capital will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

General Recommendation: Vote case-by-case on certain equity-based compensation plans depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach with three pillars:

●	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
-	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants
-	SVT based only on new shares requested plus shares remaining for future grants

●	Plan Features:
-	Quality of disclosure around vesting upon a change in control (CIC)
-	Discretionary vesting authority
-	Liberal share recycling on various award types
-	Lack of minimum vesting period for grants made under the plan
-	Dividends payable prior to award vesting

●	Grant Practices:
-	The company’s three year burn rate relative to its industry/market cap peers
-	Vesting requirements in most recent CEO equity grants (3-year look-back)
-	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years)
-	The proportion of the CEO's most recent equity grants/awards subject to performance conditions
-	Whether the company maintains a sufficient claw-back policy
-	Whether the company maintains suficient post exercise/vesting share-holding requirements
36

Proxy Policy	Policy H-12

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors (“overriding factors”) apply:

●	Awards may vest in connection with a liberal change-of-control definition
●	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies — or by not prohibiting it when the company has a history of repricing – for non-listed companies)
●	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances
●	The plan contains an evergreen (automatic share replenishment) feature, or
●	Any other plan features are determined to have a significant negative impact on shareholder interests

Plan Cost

General Recommendation: Generally vote against equity plans if the cost is unreasonable. For non-employee director plans, vote for the plan if certain factors are met (see Director Compensation section).

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.5

Grant Practices

Three-Year Burn Rate

Burn rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company's GICS group segmented by S&P 500, Russell 3000 index (less the S&P500) and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year's burn-rate benchmark.

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change-in-control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or

5 For plans evaluated under the Equity Plan Scorecard policy, the company's SVT benchmark is considered along with other factors.

37

Proxy Policy	Policy H-12

commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. "Repricing" includes the ability to do any of the following:

●	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs
●	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs

Also, vote against or withhold from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, Victory vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:

●	Magnitude of pay misalignment
●	Contribution of non-performance-based equity grants to overall pay
●	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level

Specific Treatment of Certain Award Types in Equity Plan Evaluations:

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

38

Proxy Policy	Policy H-12

Other Compensation Plans

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans — Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

●	Purchase price is at least 85 percent of fair market value
●	Offering period is 27 months or less
●	The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

●	Purchase price is less than 85 percent of fair market value
●	Offering period is greater than 27 months
●	The number of shares allocated to the plan is more than ten percent of the outstanding shares

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

●	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company)
●	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary
●	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value
●	No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered CASE-BY-CASE.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

39

Proxy Policy	Policy H-12

Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, or if the plan contains excessive problematic provisions.

Option Exchange Programs/Repricing Options

Vote AGAINST proposals seeking the authority to reprice options.

Vote AGAINST proposals seeking to approve an option exchange program.

Stock Plans in Lieu of Cash

Vote CASE-BY-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote CASE-BY-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, Victory will not make any adjustments to carve out the in-lieu-of cash compensation.

Shareholder Ratification of Director Pay Programs

Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

●	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
●	An assessment of the following qualitative factors:

-	The relative magnitude of director compensation as compared to companies of a similar profile
-	The presence of problematic pay practices relating to director compensation
-	Director stock ownership guidelines and holding requirements
-	Equity award vesting schedules
-	The mix of cash and equity-based compensation
-	Meaningful limits on director compensation
-	The availability of retirement benefits or perquisites
-	The quality of disclosure surrounding director compensation

Transfer Stock Option (TSO) Programs

One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

●	Executive officers and non-employee directors are excluded from participating
●	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models
●	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants
40

Proxy Policy	Policy H-12

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

●	Eligibility
●	Vesting
●	Bid-price
●	Term of options
●	Cost of the program and impact of the TSOs on company’s total option expense
●	Option repricing policy

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Equity Plans for Non-Employee Directors

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the following factors:

●	The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants
●	The company’s three-year burn rate relative to its industry/market cap peers
●	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

●	The relative magnitude of director compensation as compared to companies of a similar profile
●	The presence of problematic pay practices relating to director compensation
●	Director stock ownership guidelines and holding requirements
●	Equity award vesting schedules
●	The mix of cash and equity-based compensation
●	Meaningful limits on director compensation
●	The availability of retirement benefits or perquisites
●	The quality of disclosure surrounding director compensation

Director Retirement Plans

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

41

Proxy Policy	Policy H-12

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

Generally vote FOR proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Bonus Banking/Bonus Banking “Plus”

Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

●	The company’s past practices regarding equity and cash compensation;
●	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
●	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants — Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

42

Proxy Policy	Policy H-12

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:

●	while employed and/or for two years following the termination of their employment
●	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period

The following factors will be taken into account:

●	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines
-	A holding period requirement coupled with a significant long-term ownership requirement
-	A meaningful retention ratio
●	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;
●	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;
●	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

●	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
-	Rigorous stock ownership guidelines
-	A holding period requirement coupled with a significant long-term ownership requirement
-	A meaningful retention ratio
43

Proxy Policy	Policy H-12
●	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
●	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While Victory favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Non-Deductible Compensation

Generally vote FOR proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.

Pay for Performance

Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

●	First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

●	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

Generally vote AGAINST, if a majority of pay is already linked to performance than proposal is redundant.

44

Proxy Policy	Policy H-12

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

●	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K
●	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board
●	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan
●	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan
●	An executive may not trade in company stock outside the 10b5-1 Plan
●	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive

Prohibit CEOs from serving on Compensation Committees

Generally vote AGAINST proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoup Bonuses

Vote CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. Victory will take into consideration:

●	If the company has adopted a formal recoupment bonus policy
●	If the company has chronic restatement history or material financial problems
●	If the company’s policy substantially addresses the concerns raised by the proponent

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote CASE-BY-CASE on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

●	The triggering mechanism should be beyond the control of management
●	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs
●	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of

45

Proxy Policy	Policy H-12

its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Retention/Holding Period

Vote AGAINST shareholder proposals asking companies to adopt holding periods or retention ratios for their executives.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

Tax Gross-Up Proposals

Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity

Vote CASE-BY-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under Victory policy, and may even result in withheld votes from compensation committee members. The second component of this proposal –- related to the elimination of accelerated vesting – requires more careful consideration. The following factors will be taken into regarding this policy.

●	The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.
●	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

46

Proxy Policy	Policy H-12

Social/Environmental Issues

Overall Approach

When evaluating social and environmental shareholder proposals, Victory considers the following factors:

●	Whether adoption of the proposal is likely to enhance or protect shareholder value
●	Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings
●	The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing
●	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action
●	Whether the company has already responded in some appropriate manner to the request embodied in the proposal
●	Whether the company's analysis and voting recommendation to shareholders are persuasive
●	What other companies have done in response to the issue addressed in the proposal
●	Whether the proposal itself is well framed and the cost of preparing the report is reasonable
●	Whether implementation of the proposal’s request would achieve the proposal’s objectives
●	Whether the subject of the proposal is best left to the discretion of the board
●	Whether the requested information is available to shareholders either from the company or from a publicly available source
●	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage

Diversity

Board Diversity

Generally vote AGAINST requests for reports on the company's efforts to diversify the board, if the company has a Board & Nominating Committee that has a practice of selecting candidates based on knowledge, experience, and skills regardless of gender or race.

For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company's board. Mitigating factors include:

●	Until Feb. 1, 2021, a firm commitment, as stated in the proxy statement, to appoint at least one woman to the board within a year;
●	The presence of a woman on the board at the preceding annual meeting and a firm commitment to appoint at least one woman to the board within a year; or
●	Other relevant factors as applicable.

Equality of Opportunity

Generally vote AGAINST proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, if the company already has a policy in place.

Political Contributions

Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:

47

Proxy Policy	Policy H-12

●	The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes
●	The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions
●	Recent significant controversies, fines, or litigation related to the company's political contributions or political activities

Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

●	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending
●	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders

Lobbying

Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

●	The company’s current disclosure of relevant lobbying policies, and management and board oversight
●	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities
●	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities

General Sustainability Reporting Proposals

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

●	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report
●	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

Climate Change/ Greenhouse Gas (GHG) Emissions

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering:

●	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities
48

Proxy Policy	Policy H-12

●	The company’s level of disclosure is at least comparable to that of industry peers
●	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

●	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities
●	The company's level of disclosure is comparable to that of industry peers
●	There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions

Proposals that call for the adoption of GHG reduction goals from products and operations shall be evaluated based on the long-term economic interests of the advisory clients, taking into account:

●	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame
●	Whether company disclosure lags behind industry peers
●	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions
●	The feasibility of reduction of GHGs given the company’s product line and current technology
●	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations

Human Rights Risk Assessment

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

●	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms
●	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns
●	Recent, significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps
●	Whether the proposal is unduly burdensome or overly prescriptive

Gender Pay Gaps

Generally vote case-by-case on requests for reports on a company's pay data by gender, race or ethnicity or a report on a company’s policies and goals to reduce any gender, race or ethnicity pay gap, taking into account:

●	The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices
●	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race or ethnicity pay gap issues
●	Whether the company's reporting regarding gender, race or ethnicity pay gap policies or initiatives is lagging its peers

49

Proxy Policy	Policy H-12

Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

●	Past performance as a closed-end fund
●	Market in which the fund invests
●	Measures taken by the board to address the discount
●	Past shareholder activism, board activity, and votes on related proposals

Proxy Contests

Vote CASE-BY-CASE on proxy contests, considering the following factors:

●	Past performance relative to its peers
●	Market in which fund invests
●	Measures taken by the board to address the issues
●	Past shareholder activism, board activity, and votes on related proposals
●	Strategy of the incumbents versus the dissidents
●	Independence of directors
●	Experience and skills of director candidates
●	Governance profile of the company
●	Evidence of management entrenchment

Investment Advisory Agreements

Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

●	Proposed and current fee schedules
●	Fund category/investment objective
●	Performance benchmarks
●	Share price performance as compared with peers
●	Resulting fees relative to peers
●	Assignments (where the advisor undergoes a change of control)

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

●	Stated specific financing purpose
●	Possible dilution for common shares
●	Whether the shares can be used for antitakeover purposes

1940 Act Policies

Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

●	Potential competitiveness
●	Regulatory developments
●	Current and potential returns
50

Proxy Policy	Policy H-12

●	Current and potential risk

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

●	The fund's target investments
●	The reasons given by the fund for the change
●	The projected impact of the change on the portfolio

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

Vote CASE-BY-CASE on name change proposals, considering the following factors:

●	Political/economic changes in the target market
●	Consolidation in the target market
●	Current asset composition

Change in Fund's Subclassification

Vote CASE-BY-CASE on changes in a fund's sub-classification, considering the following factors:

●	Potential competitiveness
●	Current and potential returns
●	Risk of concentration
●	Consolidation in target industry

Disposition of Assets/Termination/Liquidation

Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

●	Strategies employed to salvage the company
●	The fund’s past performance
●	The terms of the liquidation

Changes to the Charter Document

Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

●	The degree of change implied by the proposal
●	The efficiencies that could result
●	The state of incorporation
●	Regulatory standards and implications

Vote AGAINST any of the following changes:

●	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
●	Removal of shareholder approval requirement for amendments to the new declaration of trust
●	Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
51

Proxy Policy	Policy H-12

●	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
●	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
●	Removal of shareholder approval requirement to change the domicile of the fund

Changing the Domicile of a Fund

Vote CASE-BY-CASE on re-incorporations, considering the following factors:

●	Regulations of both states
●	Required fundamental policies of both states
●	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

Distribution Agreements

Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

●	Fees charged to comparably sized funds with similar objectives
●	The proposed distributor’s reputation and past performance
●	The competitiveness of the fund in the industry
●	The terms of the agreement

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Mergers

Vote CASE-BY-CASE on merger proposals, considering the following factors:

●	Resulting fee structure
●	Performance of both funds
●	Continuity of management personnel
●	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

●	Performance of the fund’s Net Asset Value (NAV)
●	The fund’s history of shareholder relations
●	The performance of other funds under the advisor’s management
52

Proxy Policy	Policy H-12

Scope

This policy applies to Victory Capital Management Inc. The entity and its employees are responsible for complying with this policy. The Legal, Compliance and Risk Department owns this policy.

Exception / Escalation Policy

All material exceptions to this policy will be reported to the Compliance Committee and Victory Capital Management Inc. board members. If needed, exceptions may also be presented to the Victory Capital Holdings Inc. board members.

Last Updated: February 1, 2019
Effective Date: February 1, 2020

53

A.	Proxy Voting Procedures

WCM accepts responsibility for voting proxies whenever requested by a Client or as required by law. Each Client’s investment management agreement should specify whether WCM is to vote proxies relating to securities held for the Client’s account. If the agreement is silent as to the proxy voting and no instructions from the client are on file, WCM will assume responsibility of proxy voting.

Special Rule in the Case of ERISA Accounts.

Unless proxy voting responsibility has been expressly reserved and is being exercised by another “named fiduciary” for an ERISA plan Client, WCM, as the investment manager for the account, must vote all proxies relating to securities held for the plan’s account. Please refer to ERISA Accounts section below for further details.

In cases in which WCM has proxy voting authority for securities held by its advisory clients, WCM will ensure securities are voted for the exclusive benefit, and in the best economic interest, of those clients and their beneficiaries, subject to any restrictions or directions from a client. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Advisers Act, and the Proxy Voting rule, Rule 206(4)-6, as well as with WCM’s fiduciary duties under federal and state law to act in the best interests of its clients.

1.	Third Party Proxy Voting Service

In general, WCM believes that its clients’ best economic interest with regards to proxy voting is best served by engaging an independent firm that specializes in researching companies and their management for the purpose of increasing investor’s potential financial gain through voting proxies.

WCM has therefore engaged and adopted the following proxy voting policies of Glass Lewis: U.S. Policy, International Policy and Investment Manager Policy. In the event of a special client request, WCM will also accommodate the following styles: Taft Hartley, Public Pension, ESG (environmental, social and government practice) and Management Supportive. In limited circumstances, however, WCM may choose to vote a proxy against the recommendation of Glass Lewis, if WCM believes such vote is in the best economic interest of its clients. In such cases, this decision will be made by the Investment Strategy Group (“ISG”) who will maintain documentation to support WCM’s decision.

The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Because Glass Lewis is not in the business of providing consulting services to public companies, it can focus solely on the best interests of investors.

Glass Lewis’ approach to corporate governance is to look at each company individually and determine what is in the best interests of the shareholders of each particular company.

Research on proxies covers more than just corporate governance – Glass Lewis analyzes accounting, executive compensation, compliance with regulation and law, risks and risk disclosure, litigation and other matters that reflect on the quality of board oversight and company transparency.

2.	Role of the Proxy Admin.

The Proxy Admin oversees and administers the firm’s proxy voting process. For each Client, the Proxy Admin initially determines whether:

•	WCM is vested with proxy voting responsibility or whether voting is reserved to the Client or delegated to another designee;
•	the Client has adopted a proxy voting policy that WCM is required to follow; and
•	the Client requires any periodic report of votes cast for its account or any comparative report of votes cast in relation to its proxy voting policy, if different from WCM’s.

Once a Client account is established and proxy voting responsibility is determined, the Proxy Admin is responsible for ensuring that proxy materials for each Account to be voted are received and voted in a timely manner. The Proxy Admin instructs registered owners of record (e.g. the Client, Trustee or Custodian) that receive proxy materials from the issuer or its information agent to send proxies electronically directly to ProxyEdge. WCM has engaged ProxyEdge, a third party service provider, to: (1) provide notification of impending votes; (2) vote proxies based on Glass Lewis and/or WCM recommendations; and

(3) maintain records of such votes electronically. The PA, in conjunction with ProxyEdge, ensures that information is compiled and maintained for each Client for which WCM votes proxies, showing the issuer’s name, meeting date and manner in which votes were cast on each proposal. WCM shares client holdings and other relevant information with ProxyEdge to ensure that votes are cast and captured accurately, and relies on ProxyEdge to compile and maintain voting records electronically. Proxy materials received inadvertently for Client accounts over which WCM has no voting authority are forwarded on to Clients.

3.	Role of the Analyst and ISG

If a proposal requires case-by-case analysis, the Analyst brings a recommendation to the ISG for decision. The ISG is ultimately responsible for voting case-by-case proposals.

The ISG also has authority to override the recommendation of Glass Lewis when the ISG believes such vote is in the best economic interest of WCM’s clients. Documentation will be provided by the ISG and maintained by the Proxy Admin supporting the rationale for any vote cast against the recommendation of Glass Lewis and case-by case proposals.

4.	Certain Proxy Votes May Not Be Cast

In some cases, WCM may determine that it is in the best interests of our clients to abstain from voting certain proxies. WCM will abstain from voting in the event any of the following conditions are met with regard to a proxy proposal:

a.	Neither Glass Lewis’ recommendation nor specific client instructions cover an issue;
b.	In circumstances where, in WCM’s judgment, the costs of voting the proxy exceed the expected benefits to the Client.

In addition, WCM will only seek to vote proxies for securities on loan when such a vote is deemed to have a material impact on the account. Materiality is determined by the ISG.

Further, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”).

Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date.

Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). WCM believes that the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items.

Accordingly, WCM generally will not vote those proxies subject to “share blocking.”

5.	Identifying and Dealing with Material Conflicts of Interest between WCM and Proxy Issuer

WCM may choose to vote a proxy against the recommendation of Glass Lewis, if WCM believes such vote is in the best economic interest of its clients. Such a decision will be made and documented by the ISG. Because WCM retains this authority, it creates a potential conflict of interest between WCM and the proxy issuer. As a result, WCM may not overrule Glass Lewis’ recommendation with respect to a proxy unless the following steps are taken by the CCO:

a.	The CCO must determine whether WCM has a conflict of interest with respect to the issuer that is the subject of the proxy. The CCO will use the following standards to identify issuers with which WCM may have a conflict of interest.

1)	Significant Business Relationships – The CCO will determine whether WCM may have a significant business relationship with the issuer, such as, for example, where WCM manages a pension plan. For this purpose, a “significant business relationship” is one that: (i) represents 1% or

$1,000,000 of WCM’s revenues for the fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or

(ii) may not directly involve revenue to WCM but is otherwise determined by the CCO to be significant to WCM.

2)	Significant Personal/Family Relationships – the CCO will determine whether any supervised persons who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a “significant personal/family relationship” is one that would be reasonably likely to influence how WCM votes proxies. To identify any such relationships, the CCO shall obtain information about any significant personal/family relationship between any employee of WCM who is involved in the proxy voting process (e.g., ISG members) and senior supervised persons of issuers for which WCM may vote proxies.

b.	If the CCO determines that WCM has a conflict of interest with respect to the issuer, the CCO shall determine whether the conflict is “material” to any specific proposal included within the proxy. If not, then WCM can vote the proxy as determined by the ISG. The CCO shall determine whether a proposal is material as follows:
1)	Routine Proxy Proposals – Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest for WCM, unless the ISG has actual knowledge that a routine proposal should be treated as material. For this purpose, “routine” proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.
2)	Non-Routine Proxy Proposals – Proxy proposals that are “non-routine” shall be presumed to involve a material conflict of interest for WCM, unless the CCO determines that WCM’s conflict is unrelated to the proposal in question (see 3. below). For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

3)	Determining that a Non-Routine Proposal is Not Material– As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the CCO may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the CCO must conclude that a proposal is not directly related to WCM’s conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The CCO shall record in writing the basis for any such determination.
c.	For any proposal where the CCO determines that WCM has a material conflict of interest, WCM may vote a proxy regarding that proposal in any of the following manners:
1)	Obtain Client Consent or Direction– If the CCO approves the proposal to overrule the recommendation of Glass Lewis, WCM shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client’s consent to how WCM will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

2)	Use Glass Lewis’ Recommendation – Vote in accordance with Glass Lewis’ recommendation.

d.	For any proposal where the CCO determines that WCM does not have a material conflict of interest, the ISG may overrule Glass Lewis’ recommendation if the ISG reasonably determines that doing so is in the best interests of WCM’s clients. If the ISG decides to overrule Glass Lewis’ recommendation, the ISG will maintain documentation to support their decision.
6.	Dealing with Material Conflicts of Interest between a Client and Glass Lewisor Proxy Issuer

In the event that WCM is notified by a client regarding a conflict of interest between them and Glass Lewis or the proxy issuer, The CCO will evaluate the circumstances and either

a.	elevate the decision to the ISG who will make a determination as to what would be in the Client’s best interest;

b.	if practical, seek a waiver from the Client of the conflict; or
c.	if agreed upon in writing with the Clients, forward the proxies to affected Clients allowing them to vote their own proxies.
7.	Maintenance of Proxy Voting Records

As required by Rule 204-2 under the Advisers Act, as amended, WCM will maintain or procure the maintenance of the following records relating to proxy voting for a period of at least five years:

a.	a copy of these Proxy Policies, as they may be amended from time to time;
b.	copies of proxy statements received regarding Client securities, unless these materials are available electronically through the SEC’s EDGAR system;
c.	a record of each proxy vote cast on behalf of its Clients;
d.	a copy of any internal documents created by WCM that were material to making the decision how to vote proxies on behalf of its Clients; and
e.	each written Client request for information on how WCM voted proxies on behalf of the Client and each written response by WCM to oral or written Client requests for this information.

As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast on behalf of each Client account will be maintained by ProxyEdge. WCM shall obtain and maintain an undertaking from ProxyEdge to provide it with copies of proxy voting records and other documents relating to its Clients’ votes promptly upon request. WCM and ProxyEdge may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.- based issuers).

8.	Disclosure

WCM will provide all Clients a summary of these Proxy Policies, either directly or by delivery to the Client of a copy of its Form ADV, Part 2A containing such a summary, and information on how to obtain a copy of the full text of these Proxy Policies and a record of how WCM has voted the Client’s proxies. Upon receipt of a Client’s request for more information, WCM will provide to the Client a copy of these Proxy Policies and/or in accordance with the Client’s stated requirements, how the Client’s proxies were voted during the period requested. Such periodic reports will not be made available to third parties absent the express written request of the Client. However, to the extent that WCM serves as a sub- adviser to another adviser to a Client, WCM will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

WELLINGTON MANAGEMENT

Wellington Management established these guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

Upon a client’s written request, Wellington Management Company LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. These guidelines are based on Wellington Management’s fiduciary obligation to act in the best interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues, and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies.

Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, considering its effects on the specific company in question and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best interest of its clients.

Our approach to stewardship

The goal of our stewardship activities — engaging with companies and voting proxies on our clients’ behalf — is to support decisions that we believe will maximize the long-term value of securities we hold in client portfolios. The mechanisms we use to implement our stewardship activities vary by asset class. Engagement applies to all our investments across equity and credit, in both private and public markets. Proxy voting applies only to public equities.

In addition to our extensive research on sustainable investing, we partner with leading organizations to educate ourselves and provide leadership on asset management perspectives relevant to our stewardship activities. These include the Principles of Responsible Investment (PRI), Ceres, the Global Impact Investing Network (GIIN), Toniic, and the UN Sustainable Development Goals.

We are signatories and members of the following stewardship codes and industry initiatives: UK Stewardship Code, Japan Stewardship Code, Hong Kong Principles of Responsible Ownership, Investor Stewardship Group (US), the International Corporate Governance Network, the Asian Corporate Governance Association, the Investor Forum (UK), the Task Force for Climate-Related Financial Disclosure (TCFD), ClimateAction100+, the Transition Pathway Initiative, CDP (formerly Carbon Disclosure Project), the PRI Statement on ESG in credit ratings, and GRESB.

Asset manager stewardship extends beyond consideration of ESG issues to any area that may affect the long-term sustainability of an investment. While the objectives of ESG integration could be limited to risk mitigation and sustainable value assessment, stewardship’s aim is sustainable value creation. In our view, this can be accomplished by monitoring company behavior, engaging with boards and management teams, and voting proxies. These activities have long been part of Wellington’s investment ethos, so we embrace the industry’s heightened focus on stewardship.

Engagement

Direct engagement with company management on strategy, financial performance and risk, capital structure, and ESG considerations, is central to our investment process and is coordinated with voting in our stewardship practices. Direct, persistent contact with company management and boards of directors, both in our offices and with on-site company visits, informs a substantial portion of our company research. Our investors host more than 10,000 company meetings around the world each year. Maintaining this ongoing dialogue is central to how we implement our stewardship responsibilities and informs the investment decisions we make on behalf of our clients.

Prioritization of stewardship activities is a bottom-up process that requires numerous inputs, including level of ownership and materiality of industry- and company-specific risks. Through engagement we seek to gain differentiated insights, develop productive ongoing dialogue, and impact company behavior. In addition to the objectives established for specific company engagements, the ESG Research Team annually sets stewardship priorities relevant across companies and sectors for the coming year.

Wellington Management Global Proxy Voting Guidelines

As a large firm that has been investing in nearly all sectors of the global securities markets for decades, we have ongoing, direct access to company management. Give the number of meetings we conduct, the breadth of our contacts, and the quality of discourse we require, this degree of access is invaluable. We prefer to engage privately with investee companies, which encourages an open, constructive, lasting dialogue. We seek to ensure that companies are acting in the best interest of their capital providers, in the same way we are responsible for acting in the best interest of our clients.

We take a multidisciplinary approach in our engagement process, including perspectives from equity, industry, fixed income, and ESG analysts for a richer dialogue. Our company meetings are open to all interested investment personnel. Our central-research collaboration platform and other forums, such as our daily Morning Meeting, facilitate insight and information sharing. Diversity of perspectives is a key strength of our model, as it encourages debate, which can ultimately help reinforce conviction in investment decisions.

Cultivating relationships with other asset management firms, academia, and broader industry organizations allows us to share insights on corporate governance trends and local market considerations. Whenever permissible under applicable laws and regulations we may communicate with other firms to reach an outcome that is in our clients’ best interest. We also speak with business partners, employee representatives, suppliers, and nongovernmental organizations, where this dialogue may provide incremental insight into how a company considers its various stakeholders.

Board engagement

We believe meeting directly with corporate boards can enhance discussions about long-term material ESG issues, complement our ongoing conversations with management teams, and help us assess a board’s effectiveness — which is challenging to do using company disclosures alone. We believe this ongoing dialogue benefits board members as well. Engagement with active managers provides an opportunity for directors to ask questions, gain market insights, and hear how the company compares with peers. Questions from investors often signal emerging areas of emphasis for a company. We view it as a missed opportunity and negative signal when directors appear defensive or dismissive of external perspectives. We believe continuous dialogue with investors can help ensure honest feedback and foster trust and transparency, which may enable both parties to anticipate and manage potential issues.

Please see Wellington’s Engagement Policy for more information.

Our appproach to voting

We vote proxies in what we consider to be the best interests of our clients as shareholders and in a manner that we believe maximizes the value of their holdings. Our approach to voting is investment-led and serves as an influential component of our engagement and escalation strategy. We prefer that clients delegate voting responsibility to their portfolio managers. The Investment Stewardship Committee, a cross-functional group of experienced professionals, establishes Wellington Management’s Proxy Voting Guidelines.

The ESG Research Team examines proxy proposals on their merits and recommends voting against proposals that we believe would have a negative effect on shareholder rights or the current or future market value of the company’s securities. This team also provides recommendations to each portfolio manager who makes the final decision for their client portfolios, absent a material conflict of interest. Consistent with our community-of-boutiques model, portfolio managers occasionally arrive at different voting conclusions for their clients, resulting in a split decision for the same security. This robust set of voting procedures and the deliberation that occurs prior to a vote decision are aligned with our role as active owners and fiduciaries for our clients.

Voting guidelines

Board composition and role of directors

We believe that shareholders’ ability to elect directors annually is an important shareholder right. While we generally support management nominees, we will withhold votes for any director who acts against shareholders’ best economic interests. We may also withhold votes from directors who fail to implement shareholder proposals that have received majority support, implement poison pills without shareholder approval, fail to attend at least 75% of scheduled board meetings, or serve on an excessive number of public company boards (see Director attendance and commitment below). We support proposals to declassify a board and enable annual director elections.

Wellington Management Global Proxy Voting Guidelines

In our assessment of board effectiveness, we seek to understand how the board collaborates with management and delineates responsibilities. This is why direct engagement with board members is such an important part of our investment process. We look for indications that directors foster healthy debate in the boardroom, develop constructive relationships with management, and challenge the team when appropriate. Where we see opportunities for improvement, we use these discussions to provide feedback and explain how changes we suggest can benefit our clients, the ultimate owner of the company’s securities.

We do not have specific voting policies relating to director age or tenure. We prefer to take a holistic view, evaluating whether the company is balancing the perspectives of new directors with the institutional knowledge of longer-serving board members. Succession planning is a key topic during many of our board engagements. Companies in certain markets are governed by multi-tiered boards, with each tier having different responsibilities. We hold supervisory board members to similar standards, subject to prevailing local governance best practices.

Board independence

In our view, boards can best represent shareholders when enough directors are present to challenge and counsel management. We believe that most board members should be independent, as defined by the local market regulatory authority. This is particularly true of audit, compensation, and nominating committees.

At times, we may withhold approval for non-independent directors or those responsible for the board composition. We typically vote in support of shareholder proposals calling for independence. To determine appropriate minimum levels of board independence, we look to the prevailing market best practices; two-thirds in the US, for example, and majority in the UK and France. In Japan, we will consider voting against the board chair (or most senior executive on the ballot) in cases where the board — including statutory auditors — is less than one-third independent.

Because boards are responsible for overseeing execution, evaluating and compensating top management, and coordinating CEO succession, we believe that having an independent chair is the preferred structure for board leadership. Having an independent chair avoids the inherent conflict of self-oversight and helps ensure robust debate and diversity of thought in the boardroom. We will generally support management proposals to separate the chair and CEO or establish a lead director, but we take a case-by-case approach in assessing corporate leadership structures. For example, we may support the involvement of an outgoing CEO as executive chair for a limited period to ensure a smooth transition to new management. However, after the transition, we expect the board to appoint an independent chair and account for separate roles in succession planning. Through engagement and voting, we continue to encourage boards to signal the importance of oversight on behalf of shareholders through the adoption of this leadership structure.

Board diversity

We believe boards that reflect a wide range of perspectives create shareholder value. Diverse boardrooms help companies make better strategic decisions and navigate increasingly complex issues, including geopolitical risks, regulatory intricacies, disruptive technologies, and shareholder activism.

We encourage companies to consider the widest possible pool of skilled candidates. We think it is not in shareholders’ best interests for the full board to be comprised of directors from the same industry, gender, race, nationality, or ethnic group. Though we understand that gender is just one of many facets of diversity, we focus our voting policy on gender diversity because it is easily measured and governance standards for gender diversity already exist in several markets. We address other aspects of diversity through our engagements with companies. While some industries have a relatively small number of women and other diverse executives in senior roles, we are generally unpersuaded by the contention that a board cannot find any qualified diverse directors.

We reserve the right to vote against the reelection of the nomination and/or governance Chair if we think a board is not meeting local market standards from a diversity perspective. In defining the market standard, we refer to quotas established by local governance codes, which exist in many European markets. In the US, we look for at least one female on the board in the US as a minimum standard. If the Nomination and/or Governance Chair is not up for reelection, we may vote against other committee members, including the Board Chair.

Wellington Management Global Proxy Voting Guidelines

Director attendance and commitment

We consider attending at least 75% of board meetings to be a minimum requirement and may vote against directors who fall below that threshold. We also expect directors to have the time and energy to fully commit to the company and fulfill their board-related responsibilities. Our internal voting guidelines define professional directors as “over-boarded” when serving on five or more public company boards; and public company executives when serving on three or more public company boards, including their own. Representation on boards of affiliate or subsidiary public companies do not count toward these thresholds, as we recognize that these are extensions of the directorship on the parent company board. We may make exceptions to this approach to accommodate prevailing market standards. We may also consider a director’s role on the board in assessing his or her overall commitments. For example, we would look less favorably on a director serving as chair of multiple audit committees given the time commitment required by this role.

Majority vote on election of directors

Because we believe the election of directors by a majority of votes cast is the appropriate standard, we will generally support proposals that seek to adopt such a standard. Our support will typically extend to situations where the relevant company has an existing resignation policy for directors that receive a majority of “withhold” votes. We believe majority voting should be defined in the company’s charter and not simply in its corporate governance policy.

Generally, we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a standard of majority of votes outstanding (total votes eligible as opposed to votes cast). We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

Contested director elections

We approach contested director elections on a case-by-case basis, considering the specific circumstances of each situation to determine what we believe to be in the best interest of our clients. In each case, we welcome the opportunity to engage with both the company and the proponent to ensure that we understand both perspectives and are making an informed decision on our clients’ behalf.

Compensation

Executive compensation plans establish the incentive structure that plays a role in strategy-setting, decision-making, and risk management. While design and structure vary widely, we believe the most effective compensation plans attract and retain high caliber executives, foster a culture of performance and accountability, and align management’s interests with those of long-term shareholders.

Due to each company’s unique circumstances and wide range of plan structures, Wellington determines support for a compensation plan on a case-by-case basis. We support plans that we believe lead to long-term value creation for our clients. We may also support poorly structured plans where we have seen some improvement, recognizing compensation committees’ willingness to engage with shareholder and implement recommendations that enhance the plan. We support the right to vote on compensation plans annually.

In evaluating compensation plans, we consider the following attributes in the context of the company’s business, size, industry, and geographic location:

●	Alignment — We believe in pay-for-performance and encourage plan structures that align executive compensation with shareholder experience. We compare total compensation to performance metrics on an absolute and relative basis over various timeframes, and we look for strong positive correlation. To ensure shareholder alignment, executives should maintain meaningful equity ownership in the company while they are employed, and for a period thereafter.
●	Transparency — We expect compensation committees to articulate the decision-making process and rationale behind the plan structure, and to provide adequate disclosure so shareholders can evaluate actual compensation relative to the committee’s intentions. Disclosure should include how metrics, targets, and timeframes are chosen, and detail desired outcomes. We also seek to understand how the compensation committee determines the target level of compensation and constructs the peer group for benchmarking purposes.
●	Structure — The plan should be clear and comprehensible. We look for a mix of cash versus equity, fixed versus variable, and short- versus long-term pay that incentivizes appropriate risk-taking and aligns with industry practice. Performance targets should be achievable but rigorous, and equity awards should be subject to performance and/or vesting periods of at least three years, to discourage executives from managing the business with a near-term focus. Unless otherwise specified by local market regulators, performance-based compensation should be based primarily on quantitative financial and non-financial criteria such as ESG-related criteria. There is scope, however, for qualitative criteria related to strategic, individual, or ESG goals, that are critical to the business. Qualitative goals may be acceptable if a compensation committee has demonstrated a fair and consistent approach to evaluating qualitative performance and applying discretion over time.

Wellington Management Global Proxy Voting Guidelines

●	Accountability — Compensation committees should be able to use discretion, positive and negative, to ensure compensation aligns with performance, and provide a cogent explanation to shareholders. We generally oppose one-time awards aimed at retention or achieving a pre-determined goal. Barring an extenuating circumstance, we view retesting provisions unfavorably.

We seek to establish mutually beneficial dialogues with companies regarding their compensation policies. Where we see opportunities for improvement, we provide feedback and explain how the suggestions can benefit our clients. We use voting, an extension of our engagement efforts, to convey our views and drive change, if necessary. We expect compensation committees to respond to shareholder engagement and voting outcomes, and to disclose how these external perspectives are considered in the committee’s decisions.

Approving equity incentive plans

A well-designed equity incentive plan facilitates the alignment of interests of long-term shareholders, management, employees, and directors. We evaluate equity-based compensation plans on a case-by-case basis, considering projected plan costs, plan features, and grant practices. We reconsider our support for a plan if we believe these factors, on balance, are not in the best interest of shareholders. Specific items of concern may include excessive cost or dilution, unfavorable change-in-control features, insufficient performance conditions, holding/vesting periods, or stock ownership requirements, repricing stock options/stock appreciate rights (SARs) without prior shareholder approval, or automatic share replenishment (an “evergreen” feature).

Employee stock purchase plans

We generally support employee stock purchase plans, as they may align employees’ interests with those of shareholders. That said, we typically vote against plans that do not offer shares to a broad group of employees (e.g. if only executives can participate) or plans that offer shares at a significant discount.

Non-executive director compensation

Finding highly qualified individuals that bring unique skillsets to a board is not easy. When a potential fit is found, we want companies to be able to compensate a director competitively. We understand that excessive compensation may undermine a director’s independence, however, so we expect companies to strike this balance accordingly.

We expect companies to disclose non-executive director compensation. We prefer the use of an annual retainer or fee, delivered as cash, equity, or a combination. We do not believe non-executive directors should receive performance-based compensation, as this creates a potential conflict of interest. Non-executive directors oversee executive compensation plans; their objectivity is compromised if they design a plan that they also participate in.

Severance arrangements

We will oppose excessively generous arrangements but may support agreements that encourage management to negotiate in shareholders’ best interest. Because we believe severance arrangements require special scrutiny, we generally support proposals calling for shareholder ratification. We are also mindful of the board’s need for flexibility in recruitment and retention; therefore, we will oppose limitations on board compensation where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

Clawback policies

We believe companies should be able to recoup incentive compensation from members of management who received awards based on fraudulent activities, accounting misstatements, or breaches in standards of conduct that lead to corporate reputational damage. Consequently, we may support shareholder proposals requesting that a company establish a clawback provision if existing policies do not cover these circumstances. We also support proposals seeking greater transparency about the application of clawback policies.

Audit quality and oversight

Scrutiny of auditors, particularly audit quality and oversight, has been increasing. The Big Four global audit firms currently control the market but face minimal regulation. In the UK, recent corporate audit failures have increased regulatory pressures, leading to proposed rules such as mandating joint audits and operational splits. While scrutiny in the US is less intense and regulation is less likely in the near term, in our view, regulatory boards, including the SEC and Public Company Accounting Oversight Board (PCAOB) are becoming more active. When we assess financial statement reporting and audit quality, we will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest. We also pay close attention to the non-audit services provided by auditors and consider the potential for the revenue from those services to create conflicts of interest that could compromise the integrity of financial statement audits.

Wellington Management Global Proxy Voting Guidelines

Shareholder voting rights

Shareholder rights plans

Also known as poison pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. Such plans also may be misused, however, as a means of entrenching management. Consequently, we may support plans that include a shareholder approval requirement, a sunset provision, or a permitted bid feature (e.g., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote). Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank-check preferred shares (see below).

Multiple voting rights

More companies choose to go public with a dual-class share structure, a controversial practice that can raise governance and performance concerns. In our view, dual-class shares are problematic because of the misalignment they can create between shareholders’ economic stake and their voting power, and for the control they often give a small number of insiders who may make decisions that are not in the interests of all shareholders. Index providers’ actions to address this issue and encourage one share, one vote structures could have significant implications for investors, but we believe these can be mitigated by active management and thoughtful stewardship.

We believe sunset clauses are a reasonable compromise between founders seeking to defend against takeover attempts in pivotal early years, and shareholders demanding a mechanism for holding management accountable, especially in the event of leadership changes. The Council of Institutional Investors, a nonprofit association of pension funds, endowments, and foundations, recommends that newly public companies that adopt structures with unequal voting rights do away with the structure within three to five years.

Without a sunset clause, we would prefer that a company eliminate a dual-class share structure, as shareholders’ voting power should be reflected by their economic stake in a company. Similarly, we generally do not support the introduction of loyalty shares, which grant increased voting rights to investors who hold shares over multiple years, because they create misalignment of voting power and economic interest.

Proxy access

We believe shareholders should have the right to nominate director candidates on management’s proxy card. We will generally support shareholder proposals seeking proxy access unless current policy is in-line with market norms.

Special meeting rights

We believe the right to call a special meeting is a shareholder right, and we will support such proposals at companies that lack a special-meeting ownership threshold. We also will support proposals lowering thresholds not in-line with market norms. If shareholders are granted the right to call special meetings, we generally do not support written consent.

Mergers and acquisitions

We approach votes to approve mergers and acquisitions on a case-by-case basis, considering the specific circumstances of each proposal to determine what we believe to be in the best interest of our clients. In conducting our assessment, equity and ESG analysts collaborate to analyze the fundamental and governance implications, if applicable, to advise portfolio managers in their vote decisions.

Capital structure and capital allocation

Increases in authorized common stock

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold. When companies seek to issue shares without preemptive rights, we consider potential dilution and generally support requests when dilution is below 20%. For issuance with preemptive rights, we review on a case-by-case basis, considering the size of issuance relative to peers.

Wellington Management Global Proxy Voting Guidelines

Capital allocation (Japan)

Because poor capital stewardship has led to a lack of shareholder value creation in some Japanese companies, we have begun to hold board chairs accountable for persistently low returns on equity (ROE), using a five-year average ROE of below 5% as a guide. Our assessment of a company’s capital stewardship complements our assessment of board effectiveness without dictating specific capital allocation decisions. We may make exceptions where ROE is improving, where a long-cycle business warrants a different standard, or where new management is in place and we feel they shouldn’t be punished for the past CEO/Chair’s record.

Environmental and social issues

Consistent with our ESG integration philosophy, we assess portfolio companies’ performance on environmental and social issues we deem to be material to long-term financial performance, and we support shareholder proposals where we think doing so can encourage improvement on relevant issues. We evaluate shareholder proposals related to environmental and social issues on a case-by-case basis, and we expect portfolio companies to comply with applicable laws and regulations with regards to environmental and social standards. We consider the spirit of the proposal, not just the letter, and generally support proposals addressing material issues even when management has been responsive to our engagement on the issue. In this way, we seek to align our voting with our engagement activities. If our views differ from any specific suggestions in the proposals, we will provide clarification via direct engagement.

Climate change

As an asset manager entrusted with investing on our clients’ behalf, we aim to assess, monitor, and manage the potential effects of climate change on our investment processes and portfolios, as well as on our business operations. As supporters of the Task Force on Climate-related Financial Disclosures (TCFD) recommendations, we actively engage with portfolio companies to encourage adoption. We believe that climate change poses a material risk across sectors and geographies, so understanding how companies are assessing and managing climate risk is key to making informed investment decisions for our clients. For this reason, we generally support shareholder proposals asking for improved disclosure on climate risk management and we expect to support those that request alignment of business strategies with the Paris Agreement or similar language. We also generally support proposals asking for board oversight of political contributions and lobbying activities or those asking for improved disclosures where material inconsistencies in reporting and strategy may exist, especially as it relates to climate strategy.

We have been pleased to see rising adoption of the TCFD framework in response to shareholder recommendations. Reporting on climate readiness will help stakeholders understand companies’ willingness and ability to adapt to or mitigate climate-related risks. However, so far, many disclosures have been incomplete. Most make scant mention of the physical risks posed to their business by a changing climate. We will continue focus our stewardship activities in this area, and we are encouraging companies to provide more detail.

To help us do this, are leveraging findings from our collaborative initiative with Woods Hole Research Center (WHRC), the world’s leading independent climate research organization, and established disclosure guidance to help companies improve their physical risk disclosures. We believe integrating the work of WHRC’s climate scientists and our investment research teams enables us to ask nuanced questions about specific physical risks and more accurately test climate-risk assumptions embedded in companies’ strategies. By narrowing our engagement dialogue to address relevant threats, we believe we can encourage companies to take early action to address these threats, potentially improving long-term investment outcomes for shareholders.

Corporate culture, human capital, and diversity & inclusion

The ability to perpetuate a strong, inclusive culture; align management incentives accordingly; and incorporate employee feedback contributes to a company’s competitive position. Since culture is challenging to assess from the outside, we examine a company’s holistic approach. For example, we evaluate whether a company has a well- articulated culture statement and talent development strategy. To us, these efforts suggest that a company appreciates culture and talent as competitive advantages that can drive long-term value creation. It also sends a strong message when management compensation is linked, when appropriate, to employee satisfaction. If the company conducts regular employee engagement surveys, we look for leadership to disclose the results — both positive and negative — so we can monitor patterns and hold them accountable for implementing changes based on the feedback they receive, we consider workplace locations and how a company balances attracting talent with the costs of operating in desirable cities.

Understanding how a company cultivates its human capital is integral to our assessment of culture. In our view, attracting and retaining talent can create a competitive long-term advantage for any company. These efforts may take time to implement and realize results, but we maintain that a deliberate human capital management strategy should foster a collaborative, productive workplace in which all talent can thrive. Companies that invest in and cultivate human capital are well-positioned to realize a competitive advantage and deliver better business outcomes.

Wellington Management Global Proxy Voting Guidelines

As part of our focus on human capital, diversity and inclusion is an ongoing engagement issue. We seek to better understand how and to what extent a company’s approach to diversity is integrated with talent management at all levels. A sound long-term plan holds more weight than a company’s current demographics, so we look for a demonstrable diversity and inclusion strategy that seeks to improve metrics over time and align management incentives accordingly. Understanding gender pay equity is often part of our assessment, and we may support proposals asking for improved transparency.

We believe diversity among directors, leaders, and employees contributes positively to shareholder value by imbuing a company with myriad perspectives that help it better navigate complex challenges. A strong culture of diversity and inclusion begins in the boardroom. In recent years we have targeted US companies with male-only boards for proactive engagement on diversity and have seen many companies improve the diversity of their boards as a result. From 2020, we will vote against Nominating & Governance Committee Chairs at companies where the composition of the board continues to lag market standards or best practice.

Stakeholders and risk management

In our assessment of social risks, we pay attention to how companies treat a key stakeholder: their workforce. We look for signs of constructive labor relations if employees are unionized, and a focus on key employee concerns, such as safe working conditions and competitive compensation.

In recent years, discourse on opioids, firearms, and sexual harassment has put the potential for social externalities — the negative effects that companies can have on society through their products, cultures, or policies — into sharp focus. These nuanced, often misunderstood issues can affect the value of corporate securities. Today, these are no longer just shareholder concerns; companies need to consider the opinions and actions of broader stakeholder constituencies, including employees, customers, and the public.

In our engagement with companies facing these risks, we encourage companies to disclose risk management strategies that acknowledge their societal impacts. When a company faces litigation or negative press, we inquire about lessons learned and request evidence of substantive changes that aim to prevent recurrence and mitigate downside risk. In these cases, we may also support proposals requesting enhanced disclosure on actions taken by management.

Human rights

Following the 2015 passage of the UK’s Modern Slavery Act, a handful of countries have passed laws requiring companies to report on how they are addressing risks related to human rights abuses in their global supply chains. Starting in late 2020, Australia’s newest regulation will also require asset owners to report on these risks in their portfolios. While human rights have been a part of our research and engagement in this context, we seek to assess companies’ exposures to these risks, determine the sectors for which this risk is most material (highest possibility of supply-chain exposure), enhance our own engagement questions, and potentially work with external data providers to gain insights on specific companies or industries. We may also support proposals requesting enhanced disclosure on companies’ approach to mitigating the risk of human rights violations in their business.

Cybersecurity

Robust cybersecurity practices are imperative for maintaining customer trust, preserving brand strength, and mitigating regulatory risk. Companies that fail to strengthen their cybersecurity platforms may end up bearing large costs. Through engagement, we aim to compare companies’ approaches to cyber threats, regardless of region or sector, to distinguish businesses that lag from those that are better prepared.

Conclusion

At Wellington, stewardship is a core part of how we deliver on our goal of maximizing the long-term value of the investments we make on behalf of our clients. In order to be the best possible stewards of that capital we engage meaningfully and continuously with our investee companies and do so with a multifaceted approach that brings our collective expertise to bear across financial, industry, credit, and ESG analysis. We look forward to continuing to engage with the management teams and directors of the companies we invest in as we seek to help them build long-term, sustainable value in their enterprises.

WESTCHESTER CAPITAL MANAGEMENT, LLC
THE MERGER FUND
THE MERGER FUND VL
WESTCHESTER CAPITAL FUNDS

PROXY AND CORPORATE ACTION VOTING
POLICIES AND PROCEDURES (AS ADOPTED AUGUST 8, 2015)

I.	POLICY & DELEGATION OF AUTHORITY

Westchester Capital Management, LLC (“Adviser”) acts as discretionary investment adviser for the Trusts named above, including any series thereof (each, an “Advisor Sponsored Fund” and collectively, the “Adviser Sponsored Funds”) and may act as sub-investment adviser for one or more funds from time-to-time (each a “Sub-Advised Fund” and collectively with the Adviser Sponsored Funds, the “Funds”). The Boards of Trustees of each Adviser Sponsored Fund (the “Board”) has delegated its authority to vote proxies related to the Adviser Sponsored Funds’ portfolio holdings to the Adviser in accordance with these Proxy and Corporate Action Voting Policies and Procedures (the “Policy”), which have been adopted by the Board.  The Adviser has full authority to vote proxies and to act with respect to other shareholder or corporate actions on behalf of each Fund.  Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings and class actions.

The Adviser shall consider each proxy proposal separately from all others.  In that regard, the Adviser will seek to vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority in accordance with this Policy.  When voting proxies or acting with respect to corporate actions for the Funds, the Adviser’s utmost concern is that all decisions be made solely in the best interest of each Fund.  The Adviser manages Funds that pursue event-driven and/or merger-arbitrage strategies, which are generally designed to profit upon the completion of a merger, reorganization or other corporate event.  When the Adviser determines that a proposal affects its investment thesis or a Fund’s investment objectives or strategies, the Adviser will vote proxies in a manner consistent with its investment thesis and to seek to maximize the economic value of the investment for the Fund.

II.	PURPOSE

The purpose of this Policy is to memorialize the procedures and policies adopted (i) by the Funds to enable them to comply with rules promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), and their obligations under the various forms required to be filed and (ii) by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

III.	PROCEDURES

The Adviser’s Chief Compliance Officer or his designee is ultimately responsible for ensuring that all proxies received by the Adviser are voted in accordance with this Policy and in a manner consistent with the Adviser’s determination of each Fund’s best interests.  Although many proxy proposals can be voted in accordance with a Fund’s established Guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration, which may dictate that the Adviser make an exception to the Guidelines.

The Chief Compliance Officer or his designee is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by the Adviser are addressed in a timely manner and consistent action is taken for each Fund’s account as appropriate.

A.	Conflicts of Interest[1]

Where a proxy proposal raises a material conflict between the Adviser’s interests and an interest of a Fund, the Adviser will resolve such a conflict in the manner described below:

1.	Vote in Accordance with the Guidelines. The Adviser shall vote in accordance with the Guidelines; or

2.	Obtain Consent. The Adviser will disclose the conflict to each affected Fund’s Board of Directors/Trustees (or the Board’s delegate) or, in the case of a Sub-Advised Fund, the Fund’s investment adviser, and recommend a proposed vote on the proposal. The disclosure shall include information regarding the matter to be voted on, the nature of the Adviser’s conflict such that the recipient of the information would be able to make an informed decision regarding the vote, and the basis of the Adviser’s recommendation. If a Board (or its delegate) or the Sub-Advised Fund’s investment adviser, as applicable, does not respond to such a conflict-disclosure request with a timely instruction, the Adviser may vote in accordance with the Adviser’s recommendation or, in its discretion, abstain from voting the securities held by that Fund’s account.

The Adviser’s Chief Compliance Officer or his designee will review proxy proposals for conflicts of interest as part of the overall vote review process.

B.	Resources

The Adviser may retain third-party services to provide research, summary information and/or recommendations with respect to proposals on which the Adviser must vote on behalf of its Fund clients.  The Adviser may also retain third-party service providers to assist with the ministerial act of voting proxies and reporting the Adviser’s or a Fund’s proxy voting record.  The Adviser may reasonably rely on information or recommendations provided by such third parties.

1 Due to the nature of the Adviser’s business, its focus on a limited number of investment strategies, and its absence of affiliated entities engaged in other lines of business, it is not anticipated that material conflicts of interest will arise with any frequency.

C.	Limitations

In certain circumstances, in accordance with a Fund’s investment advisory agreement, sub-investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund’s best interest, the Adviser will not vote proxies received.  The following are certain circumstances where the Adviser may limit its role in voting proxies:

1.	Fund Maintains Proxy Voting Authority: Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund. If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party. This limitation does not apply to any Adviser-Sponsored Funds currently.

2.	Terminated Account: If the Adviser’s investment advisory relationship with a Fund is terminated, the Adviser will cease voting proxies on behalf of that Fund as soon as reasonably practicable.

3.	Limited Value or Effect: If the Adviser determines that the value of a Fund’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund’s proxies. The Adviser also will not generally vote proxies received for securities which are no longer held by the Fund’s account.

4.	Securities Lending Programs: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, if the Adviser has knowledge that an event will occur having a material effect on the Fund’s investment in a loaned security, the Adviser will seek to call the loan in time to vote the securities or the Adviser will seek to enter into an arrangement which ensures that the proxies for such material events may be voted as the Adviser believes is in the Fund’s best interests. There can be no assurance the Adviser will be able to call any loan in a manner that will allow the Adviser to vote on the related proposal in a timely manner.

5.	Unjustifiable Costs: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund’s proxy would exceed any anticipated benefits to the Fund of the proxy proposal. For example, the Adviser may determine not to vote proxies regarding a non-material proposal that are provided only in a foreign language if voting the proxy would require the Fund to incur significant translation costs.

D.	Proxies Issued by Underlying Investment Companies

To the extent a Fund invests in other investment companies that are not affiliated with the Fund in reliance on Section 12(d)(1)(E) or (F) of the 1940 Act (“Underlying Funds”), the Fund is required by the 1940 Act to handle proxies received from Underlying Funds in a certain manner.  It is the policy of the Adviser to vote all proxies received from Underlying Funds in the same proportion that all other shares of the Underlying Funds are voted, or in accordance with instructions received from other shareholders of the Underlying Fund, pursuant to Section 12(d)(1)(E) or (F) of the 1940 Act.

E.	Periodic Reviews and Board Reports

1.	Annual Compliance Review: On an annual basis, the Adviser shall complete a review of the proxies voted during the prior year to determine if proxies were voted in a manner consistent with this Policy (the “Compliance Review”). The Compliance Review shall be completed by personnel of the Adviser that have no authority for voting decisions as part of the Adviser’s process for voting proxies. The Compliance Review may be conducted using a random sampling of proxies voted by the Adviser during the period. Any exceptions noted during the compliance review with respect to the Adviser-Sponsored Funds will be reported to the Board in the Annual Report (described below).

2.	Annual Review of Policy: Each year, the Adviser’s Chief Compliance Officer (or his designee) shall conduct a review of this Policy and shall report to the Board any recommended changes to the Policy that arise out of the review, including any recommended updates to the established Guidelines (see Section V. below, “Guidelines”). As part of the Annual Review, the Chief Compliance Officer (or his designee) shall consider industry developments regarding proxy voting through such methods as it determines appropriate, including, for example, publications from the International Corporate Governance Network’s Global Corporate Governance Principles and the Council of Institutional Investors’ Corporate Governance Policies regarding common shareholder proposals.

3.	Annual Board Report: The Adviser will provide an annual report to the Board regarding the results of the Annual Compliance Review and the Annual Review of Policy (each described above). The annual report will also include a summary of any known voting exceptions taken from the established Guidelines (see Section V. below, “Guidelines”). In addition, the annual report shall discuss any conflicts of interest identified between the Adviser and an Adviser-Sponsored Fund with respect to a particular proxy proposal and explain how the conflict was resolved (see Section III.A above, “Procedures – Conflicts of Interest”).

IV.	RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund.  Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser.  The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

V.	PROXY VOTING GUIDELINES

The following proxy voting guidelines (the “Guidelines”) apply to each proposal on which the Adviser is authorized to act unless the Adviser determines that a different voting result is in the best interest of the Fund holding the securities to which the proposal relates.

These Guidelines are not intended to address every potential proposal that an Adviser may need to consider and are not in every instance intended to be construed as rigid voting rules.  In respect of proposals that the Adviser determines are reasonably likely to have a material economic effect on a Fund’s investment and that are not addressed below, the Adviser will generally vote in accordance with management’s recommendations.

The following Guidelines are grouped according to broad classifications for each type of proposal.

A.	Board of Directors

1.	The Adviser will generally vote in favor of incumbent and board-nominated directors, unless any such director appears to have demonstrably failed to exercise reasonable business judgment or care or the Adviser determines that the director has failed to take action that is in the best interest of the issuer for which he or she serves as a Director.

2.	The Adviser will generally vote in favor of charter or bylaw amendments or other proposals that seek to expand the indemnification available to directors or otherwise limit their liability, but the Adviser may oppose such proposals if they would provide indemnity or limit liability for breaches of the duty of loyalty or care, intentional misconduct, or interested-director transactions.

3.	The Adviser will generally vote in favor of proposals that call for directors to be elected by an affirmative majority of votes cast. The Adviser may vote against a proposal that requires majority voting in contested elections.

4.	The Adviser will generally vote against the imposition of supermajority voting requirements and will vote for proposals seeking the removal of supermajority voting requirements.

5.	The Adviser will generally oppose proposals that seek to establish cumulative voting rights for shareholders.

6.	The Adviser will generally vote against shareholder proposals to impose age or term limits or to establish a mandatory retirement age for directors on a board or committee, to change the size of a board or committee, or to limit the pool of directors that can be chosen for a board or committee.

7.	The Adviser will generally vote for the declassification of an existing “classified board” (i.e., one on which directors are divided into classes, each of which is elected on a staggered schedule). Similarly, the Adviser will generally vote against any proposal to implement a classified board.

8.	In contested director elections, the Adviser will vote proxies on a case-by-case basis evaluating factors including, but not limited to, qualifications of the nominees, reasons a dissident shareholder is pursuing a contested election, the nature of the dissident shareholder’s concerns, and whether a change in the board would be likely to address the dissident shareholder’s concerns.

9.	The Adviser will vote proxy access proposals (those that seek to provide shareholders with greater access to the ability to nominate directors) on a case-by-case basis with consideration given to, among other things, the economic and long-term interests of the Funds which holds the securities to which proposal relates.

B.	Auditors and Audit-Related Issues

1.	The Adviser will typically vote in favor of the approval or ratification of a company’s auditors, except it may withhold its vote in cases where management is seeking to replace the current auditors and there has been a dispute over audit policies or practices or disagreement regarding the company’s recent financial statements.

C.	Proposals Regarding Changes to a Company’s Capital Structure

1.	The Adviser will typically oppose proposals to issue “blank check” preferred stock (preferred stock with unspecified voting, conversion and/or other features), except in cases where the company has publicly stated that the blank check preferred shares will not be used for anti-takeover purposes or has identifiable legitimate financing objectives for the issuance of such blank check preferred shares.

2.	The Adviser will generally vote against proposals that seek to establish a class of common stock with separate or superior voting rights to existing common stock.

3.	The Adviser will generally vote against proposals that would allow for the use of a poison pill and vote for proposals that would eliminate a company’s ability to use a poison pill or restrict the conditions under which a poison pill may be used (e.g., by requiring shareholder approval).

4.	The Adviser will evaluate proposals to eliminate dual-class voting structures on a case-by-case basis and shall consider the costs associated with a restructuring of the current voting structure and the expected benefits to shareholders.

5.	The Adviser will oppose proposals requesting increases in authorized common or preferred stock where management provides no acceptable explanation for the expected use of or need for these additional shares or in cases where the Adviser determines that the additional stock is intended to be used to establish an anti-takeover mechanism for the company.

6.	The Adviser will generally vote in favor of stock splits or reverse stock splits if the proposal would not substantively impact the economic value or voting rights of the stock that would be impacted by the split.

D.	Compensation of Directors and Employees

1.	The Adviser will generally vote in favor of stock incentive plans submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, unless the Adviser determines that the performance criteria is inappropriate or poorly defined under the plan or that the maximum incentive payments are not excessive.

2.	The Adviser will generally vote in favor of employee stock purchase plans that permit an issuer’s employees to purchase stock of the issuer at a discount to market value.

3.	The Adviser will consider proposals regarding severance agreements that provide for compensation to management (golden parachutes) on a case-by-case basis taking into account the following considerations:

a.	The Adviser will generally vote in favor of proposals requesting that implementation of such arrangements be subject to shareholder approval;

b.	The Adviser will generally vote in favor of proposals requiring shareholder approval of plans in which the severance payment would exceed 300% of the executive’s current salary and bonus (including equity compensation); and

c.	For proposals regarding approval of proposed severance plans, the Adviser will evaluate such proposals on a case-by-case basis taking into consideration whether it considers the proposed plan to be in the best interests of shareholders, whether the compensation payable thereunder is comparable to similar plans of peer companies, whether such compensation is excessive, whether compensation is payable irrespective of the recipient’s continued employment with the employer, and whether such plan may have the effect of rewarding management that has failed to effectively manage the company.

4.	The Adviser will generally vote in favor of claw back proposals (those designed to seek recoupment of bonuses paid to company executives) regarding fraudulent or deceptive business practices.

E.	Political, Environmental or Social Issues

1.	Proposals in this category typically request that the issuer disclose or amend certain business practices. The Adviser generally believes that these are “ordinary business matters” that are primarily the responsibility of the issuer’s management and should be evaluated and approved primarily by the issuer’s board of directors. Often, these proposals may address concerns with which the Adviser’s personnel philosophically agree, but absent a compelling economic effect on shareholder value, the Adviser will typically abstain from voting on these proposals. This reflects the belief that regardless of the Adviser’s (or its employees’) perspective on an issue, these decisions should be the province of the issuer’s management unless they have a significant, tangible effect on the value of an investment in the issuer and management has not been responsive to the matter.

F.	Proposals Regarding Voting Procedures & Miscellaneous

1.	The Adviser will generally vote for proposals that seek to establish or enhance the confidentiality of the shareholder voting process.

2.	The Adviser will generally vote in favor of proposals seeking to eliminate preemptive rights for shareholders. Although the Adviser generally supports elimination of preemptive rights, it may oppose the elimination of limited preemptive rights (for example, preemptive rights that are invoked on proposed secondary issuances in situations where the secondary issuance would result in more than an acceptable level of dilution of existing shareholder’s rights).

3.	The Adviser will generally vote for proposals seeking to provide shareholders with the right to call a special meeting.

4.	The Adviser will generally vote against proposals that seek to establish “fair price” provisions in the event of a corporate takeover.

5.	The Adviser will generally vote against proposals that seek to permit “greenmail” (proposals that would allow a company to repurchase shares at a premium from a large shareholder who is seeking to take over a company through a proxy contest or other means).

6.	The Adviser will generally vote for proposals that seek to establish the date and location of a company’s annual meeting.

PROXY VOTING

BACKGROUND
An investment adviser is required to adopt and implement policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”).  The authority to vote the proxies of our clients is established through investment management agreements or comparable documents.  In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities have been established for ERISA accounts.  Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.

POLICY

As a fixed income only manager, the occasion to vote proxies is very rare.  However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”).  In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts.  Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset affiliated companies) regarding the voting of any securities owned by its clients.

PROCEDURE

Responsibility and Oversight

The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process.  The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”).  Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

The Investment Management Agreement for each client is reviewed at account start-up for proxy voting instructions.  If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting.  The Legal and Compliance Department maintains a matrix of proxy voting authority.

As of April 2016

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis.  If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.
Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest.  (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.
If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.
Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote.  Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures.  For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients.  The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f.	Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.
As of April 2016

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2.  These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:
1.	Issuer name;
2.	Exchange ticker symbol of the issuer’s shares to be voted;
3.	Committee on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;
4.	A brief identification of the matter voted on;
5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;
6.	Whether a vote was cast on the matter;
7.	A record of how the vote was cast; and
8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Western Asset’s proxy policies are described in the firm’s Part 2A of Form ADV.  Clients will be provided a copy of these policies and procedures upon request.  In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest.  Issues to be reviewed include, but are not limited to:

1.
Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.
Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

As of April 2016

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager.  The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders.  Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I.	Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors.  In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors.  More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.
Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance.  Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

As of April 2016

d.
Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company.  As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a.	Western Asset votes for proposals relating to the authorization of additional common stock.

b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c.	Western Asset votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.	Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II.	Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement.  These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations.  Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

As of April 2016

2.    Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.    Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III.	Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies.  Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.  Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.  Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.	Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in non-U.S. issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework.  These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.  Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.  Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.  Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.  Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

RETIREMENT ACCOUNTS

For accounts subject to ERISA, as well as other Retirement Accounts, Western Asset is presumed to have the responsibility to vote proxies for the client.  The Department of Labor (“DOL”) has issued a bulletin that states that investment managers have the responsibility to vote proxies on behalf of Retirement Accounts unless the authority to vote proxies has been specifically reserved to another named fiduciary.  Furthermore, unless Western Asset is expressly precluded from voting the proxies, the DOL has determined that the responsibility remains with the investment manager.

In order to comply with the DOL’s position, Western Asset will be presumed to have the obligation to vote proxies for its Retirement Accounts unless Western Asset has obtained a specific written instruction

As of April 2016

indicating that: (a) the right to vote proxies has been reserved to a named fiduciary of the client, and (b) Western Asset is precluded from voting proxies on behalf of the client.  If Western Asset does not receive such an instruction, Western Asset will be responsible for voting proxies in the best interests of the Retirement Account client and in accordance with any proxy voting guidelines provided by the client.
As of April 2016

JNL SERIES TRUST

PART C

OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (series) of the Registrant.
Item 28. Exhibits

(a)			Agreement and Declaration of Trust of Registrant, dated September 25, 2017.[33]

(b)			Amended and Restated By-Laws of Registrant, dated September 6, 2019.[37]

(c)			Not Applicable.

Jackson National Asset Management, LLC (“JNAM”)

(d)	(1)	(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[16]

		(ii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[16]

		(iii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013. [18]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[20]

		(v)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[20]

		(vi)	Amendment, effective April 27, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[22]

		(vii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[24]

		(viii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[24]

		(ix)	Amendment, effective April 25, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[26]

		(x)	Amendment, effective September 19, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[28]

		(xi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[30]

		(xii)	Amendment, effective July 1, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[32]

		(xiii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[32]

		(xiv)	Amendment, effective January 1, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[33]

		(xv)	Amendment, effective April 30, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[33]

		(xvi)	Amendment, effective August 13, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[34]

		(xvii)	Amendment, effective April 29, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[36]

		(xviii)	Amendment, effective June 24, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[37]

		(xix)	Amendment, effective September 6, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[37]

		(xx)	Amendment, effective October 14, 2019, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[37]

		(xxi)	Amendment, effective April 27, 2020, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[38]

		(xxii)	Amendment, effective April 26, 2021, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013, attached hereto.

(d)	(2)	(i)	Investment Advisory Agreement between JNAM, and JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., effective August 13, 2018.[34]

		(ii)	Amendment, effective September 6, 2019, to Investment Advisory Agreement between JNAM, and JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., effective August 13, 2018.[37]

(d)	(3)	(i)	Unitary Fee Agreement between Registrant and JNAM, effective April 26, 2021, attached hereto.

AQR Capital Management, LLC (“AQR”)

(d)	(4)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective December 1, 2012.[14]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective December 1, 2012.[16]

		(iii)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013.[20]

		(v)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013.[29]

		(vi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013.[30]

		(vii)	Amendment, effective September 1, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013.[35]

		(viii)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013.[37]

		(ix)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013.[37]

		(x)	Amendment, effective March 1, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013.[38]

		(xi)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013, attached hereto.

Baillie Gifford Overseas Limited (“Baillie”)

(d)	(5)	(i)	Investment Sub-Advisory Agreement between JNAM and Baillie, effective April 26, 2021, attached hereto.

BlackRock International Limited (“BIL”)

(d)	(6)	(i)	Investment Sub-Advisory Agreement between JNAM and BIL, effective September 25, 2017.[32]

		(ii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and BIL, effective September 25, 2017.[37]

BlackRock Investment Management, LLC (“BlackRock”)

(d)	(7)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective December 1, 2012.[15]

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective December 1, 2012.[15]

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective December 1, 2012.[16]

		(iv)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[16]

		(v)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[16]

		(vi)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[20]

		(vii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[24]

		(viii)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[24]

		(ix)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[29]

		(x)	Amendment, effective September 25, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[32]

		(xi)	Amendment, effective August 13, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[34]

		(xii)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[37]

		(xiii)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[37]

		(xiv)	Amendment, effective January 1, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[38]

Boston Partners Global Investors, Inc. (formerly, Robeco Investment Management, Inc. (“Robeco”) (“Boston Partners”)

(d)	(8)	(i)	Investment Sub-Advisory Agreement between JNAM and Robeco, effective September 15, 2014.[20]

		(ii)	Revised Amendment, effective August 31, 2016, to Investment Sub-Advisory Agreement between JNAM and Robeco, effective September 15, 2014.[30]

		(iii)	Amendment, effective December 2, 2016, to Investment Sub-Advisory Agreement between JNAM and Boston Partners, effective September 15, 2014.[29] (This Amendment outlines the company name change from Robeco to Boston Partners.)

		(iv)	Amendment, effective April 24, 2017, to Investment Sub-Advisory Agreement between JNAM and Boston Partners, effective September 15, 2014.[30]

		(v)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between JNAM and Boston Partners, effective September 15, 2014.[34]

		(vi)	Amendment, effective August 31, 2018, to Investment Sub-Advisory Agreement between JNAM and Boston Partners, effective September 15, 2014.[35]

		(vii)	Amendment, effective September 1, 2018, to Investment Sub-Advisory Agreement between JNAM and Boston Partners, effective September 15, 2014.[35]

		(viii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Boston Partners, effective September 15, 2014.[37]

		(ix)	Amendment, effective January 1, 2020, to Investment Sub-Advisory Agreement between JNAM and Boston Partners, effective September 15, 2014.[38]

		(x)	Amendment, effective April 26, 2021, to Investment Sub-Advisory Agreement between JNAM and Boston Partners, effective September 15, 2014, attached hereto.

(d)	(9)	(i)	Investment Sub-Advisory Agreement between JNAM and Boston Partners, with respect to the JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., effective August 13, 2018.[34]

		(ii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Boston Partners, with respect to the JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., effective August 13, 2018.[37]

			Causeway Capital Management LLC (“Causeway”)

(d)	(10)	(i)	Investment Sub-Advisory Agreement between JNAM and Causeway, effective September 28, 2015.[24]

		(ii)	Amendment, effective August 31, 2016, to Investment Sub-Advisory Agreement between JNAM and Causeway, effective September 28, 2015.[29]

		(iii)	Amendment, effective April 30, 2018, to Investment Sub-Advisory Agreement between JNAM and Causeway, effective September 28, 2015.[33]

		(iv)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between JNAM and Causeway, effective September 28, 2015.[34]

		(v)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Causeway, effective September 28, 2015.[37]

			Champlain Investment Partners, LLC (“Champlain”)

(d)	(11)	(i)	Investment Sub-Advisory Agreement between JNAM and Champlain, effective September 19, 2016.[28]

		(ii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Champlain, effective September 19, 2016.[37]

			ClearBridge Investments, LLC (“ClearBridge”)

(d)	(12)	(i)	Investment Sub-Advisory Agreement between JNAM and ClearBridge, effective July 31, 2020.[39]

			Congress Asset Management Company, LLP (“Congress”)

(d)	(13)	(i)	Investment Sub-Advisory Agreement between JNAM and Congress, effective September 15, 2017.[32]

		(ii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Congress, effective September 15, 2017.[37]

			Cooke & Bieler, L.P. (“Cooke”)

(d)	(14)	(i)	Investment Sub-Advisory Agreement between JNAM and Cooke, effective September 28, 2015.[24]

		(ii)	Amendment, effective August 31, 2016, to Investment Sub-Advisory Agreement between JNAM and Cooke, effective September 28, 2015.[29]

		(iii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Cooke, effective September 28, 2015.[37]

		(iv)	Amendment, effective September 1, 2020, to Investment Sub-Advisory Agreement between JNAM and Cooke, effective September 28, 2015.[39]

		(v)	Amendment, effective December 3, 2020, to Investment Sub-Advisory Agreement between JNAM and Cooke, effective September 28, 2015, attached hereto.

Dimensional Fund Advisors LP (“DFA”)

(d)	(15)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012.[20]

		(iv)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012.[29]

		(v)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012.[37]

		(vi)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012.[37]

		(vii)	Amendment, effective March 1, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012.[38]

		(viii)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012.[38]

		(ix)	Amendment, effective March 1, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012, attached hereto.

DoubleLine Capital LP (“DoubleLine”)

(d)	(16)	(i)	Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[24]

		(ii)	Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[26]

		(iii)	Amendment, effective April 25, 2016, to Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[26]

		(iv)	Amendment, effective August 31, 2016, to Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[29]

		(v)	Amendment, effective September 25, 2017, to Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[32]

		(vi)	Amendment, effective November 30, 2017, to Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[33]

		(vii)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[34]

		(viii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[37]

		(ix)	Amendment, effective October 14, 2019, to Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[37]

		(x)	Amendment, effective April 27, 2020, to Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[38]

FIAM LLC (“Fidelity”)

(d)	(17)	(i)	Investment Sub-Advisory Agreement between JNAM and Fidelity, effective June 24, 2019.[37]

First Pacific Advisors, LP (“First Pacific”)

(d)	(18)	(i)	Investment Sub-Advisory Agreement between JNAM and First Pacific, effective April 27, 2015.[22]

		(ii)	Amendment, effective April 25, 2016, to Investment Sub-Advisory Agreement between JNAM and First Pacific, effective April 27, 2015.[26]

		(iii)	Amendment, effective August 31, 2016, to Investment Sub-Advisory Agreement between JNAM and First Pacific, effective April 27, 2015.[29]

		(iv)	Amendment, effective September 1, 2018, to Investment Sub-Advisory Agreement between JNAM and First Pacific, effective April 27, 2015.[35]

		(v)	Amendment, effective October 1, 2018, to Investment Sub-Advisory Agreement between JNAM and First Pacific, effective April 27, 2015.[35]

		(vi)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and First Pacific, effective April 27, 2015.[37]

		(vii)	Amendment, effective April 27, 2020, to Investment Sub-Advisory Agreement between JNAM and First Pacific, effective April 27, 2015.[38]

		(viii)	Amendment, effective September 1, 2020, to Investment Sub-Advisory Agreement between JNAM and First Pacific, effective April 27, 2015.[39]

First Sentier Investors (Australia) IM LTD (formerly, Colonial First State Asset Management (Australia) Limited) (“First Sentier”)

(d)	(19)	(i)	Investment Sub-Advisory Agreement between JNAM and Colonial First State Asset Management (Australia) Limited, effective August 2, 2019.[37]

		(ii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Colonial First State Asset Management (Australia) Limited, effective August 2, 2019.[37]

		(iii)	Amendment, effective October 21, 2019, to Investment Sub-Advisory Agreement between JNAM and Colonial First State Asset Management (Australia) Limited, effective August 2, 2019.[37] (This amendment is to update the company name to First Sentier Investors (Australia) IM LTD.)

		(iv)	Amendment, effective April 26, 2021, to Investment Sub-Advisory Agreement between JNAM and First Sentier Investors (Australia) IM LTD, effective August 2, 2019, attached hereto.

Franklin Advisers, Inc. (“Franklin Advisers”)

(d)	(20)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[20]

		(iv)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[29]

		(v)	Amendment, effective September 19, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[28]

		(vi)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[37]

		(vii)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[37]

(d)	(21)	(i)	Sub-Sub-Advisory Agreement between Franklin Advisers and Franklin Templeton Institutional, LLC, effective June 24, 2019.[37]

		(ii)	[Amended] Sub-Sub-Advisory Agreement between Franklin Advisers and Franklin Templeton Institutional, LLC, effective October 15, 2019.[37]

		(iii)	Amendment, effective March 2, 2020, to [Amended] Sub-Sub-Advisory Agreement between Franklin Advisers and Franklin Templeton Institutional, LLC, effective October 15, 2019.[38]

		(iv)	Amendment, effective May 26, 2020, to [Amended] Sub-Sub-Advisory Agreement between Franklin Advisers and Franklin Templeton Institutional, LLC, effective October 15, 2019.[39]

		(v)	Amendment, effective June 24, 2020, to [Amended] Sub-Sub-Advisory Agreement between Franklin Advisers and Franklin Templeton Institutional, LLC, effective October 15, 2019.[39]

(d)	(22)	(i)	Sub-Sub-Advisory Agreement between Franklin Advisers and Templeton Global Advisors Limited, effective June 24, 2019.[37]

Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)

(d)	(23)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[20]

		(v)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[24]

		(vi)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[29]

		(vii)	Amendment, effective September 19, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[28]

		(viii)	Amendment, effective April 24, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[30]

		(ix)	Amendment, effective January 1, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[33]

		(x)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[37]

		(xi)	Amendment, effective July 1, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[37]

		(xii)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[37]

		(xiii)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[38]

		(xiv)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012, attached hereto.

GQG Partners LLC (“GQG”)

(d)	(24)	(i)	Investment Sub-Advisory Agreement between JNAM and GQG, effective September 25, 2017.[32]

		(ii)	Amendment, effective December 12, 2019, to Investment Sub-Advisory Agreement between JNAM and GQG, effective September 25, 2017.[36]

		(iii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and GQG, effective September 25, 2017.[37]

Granahan Investment Management, Inc. (“Granahan”)

(d)	(25)	(i)	Investment Sub-Advisory Agreement between JNAM and Granahan, effective September 28, 2015.[24]

		(ii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Granahan, effective September 28, 2015.[37]

Harris Associates L.P. (“Harris”)

(d)	(26)	(i)	Investment Sub-Advisory Agreement between JNAM and Harris, effective April 27, 2015.[22]

		(ii)	Amendment, effective August 31, 2016, to Investment Sub-Advisory Agreement between JNAM and Harris, effective April 27, 2015.[29]

		(iii)	Amendment, effective July 1, 2017, to Investment Sub-Advisory Agreement between JNAM and Harris, effective April 27, 2015.[32]

		(iv)	Amendment, effective September 1, 2018, to Investment Sub-Advisory Agreement between JNAM and Harris, effective April 27, 2015.[35]

		(v)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Harris, effective April 27, 2015.[37]

Heitman Real Estate Securities LLC (“Heitman”)

(d)	(27)	(i)	Investment Sub-Advisory Agreement between JNAM and Heitman, effective August 13, 2018.[34]

		(ii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Heitman, effective August 13, 2018.[37]

Invesco Advisers, Inc. (“Invesco”)

(d)	(28)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[16]

		(iv)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[16]

		(v)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[20]

		(vi)	Amendment, effective January 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[22]

		(vii)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[22]

		(viii)	Amendment, effective January 1, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[26]

		(ix)	Amendment, effective April 25, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[26]

		(x)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[29]

		(xi)	Amendment, effective September 25, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[32]

		(xii)	Amendment, effective April 30, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[33]

		(xiii)	Amendment, effective August 13, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[34]

		(xiv)	Amendment, effective August 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[35]

		(xv)	Amendment, effective January 1, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[36]

		(xvi)	Amendment, effective May 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[37]

		(xvii)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[37]

		(xviii)	Amendment, effective October 14, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[37]

		(xix)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[38]

		(xx)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012, attached hereto.

J.P. Morgan Investment Management Inc. (“JPMorgan”)

(d)	(29)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[20]

		(v)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[24]

		(vi)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[29]

		(vii)	Amendment, effective September 19, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[28]

		(viii)	Amendment, dated June 5, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[32]

		(ix)	Revised Amendment, effective August 13, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[35]

		(x)	Amendment, effective August 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[35]

		(xi)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[37]

		(xii)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[37]

		(xiii)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[38]

		(xiv)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012, attached hereto.

Kayne Anderson Rudnick Investment Management, LLC (“Kayne”)

(d)	(30)	(i)	Investment Sub-Advisory Agreement between JNAM and Kayne, effective April 30, 2018.[33]

		(ii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Kayne, effective April 30, 2018.[37]

		(iii)	Amendment, effective April 27, 2020, to Investment Sub-Advisory Agreement between JNAM and Kayne, effective April 30, 2018.[38]

		(iv)	Amendment, effective April 26, 2021, to Investment Sub-Advisory Agreement between JNAM and Kayne, effective April 30, 2018, attached hereto.

Lazard Asset Management LLC (“Lazard”)

(d)	(31)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[16]

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[20]

		(v)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[22]

		(vi)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[24]

		(vii)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[29]

		(viii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[32]

		(ix)	Amendment, effective April 30, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[33]

		(x)	Amendment, effective August 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[35]

		(xi)	Amendment, effective September 1, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[35]

		(xii)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[37]

		(xiii)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[38]

Loomis, Sayles & Company, L.P. (“Loomis”)

(d)	(32)	(i)	Investment Sub-Advisory Agreement between JNAM and Loomis, effective April 30, 2018.[33]

		(ii)	Amendment, effective August 13, 2018, to Investment Sub-Advisory Agreement between JNAM and Loomis, effective April 30, 2018.[34]

		(iii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Loomis, effective April 30, 2018.[37]

Lord, Abbett & Co. LLC (“Lord Abbett”)

(d)	(33)	(i)	Investment Sub-Advisory Agreement between JNAM and Lord Abbett, effective April 27, 2020.[38]

Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)

(d)	(34)	(i)	Investment Sub-Advisory Agreement between JNAM and MFS, effective April 24, 2017.[30]

		(ii)	Amendment, effective April 30, 2018, to Investment Sub-Advisory Agreement between JNAM and MFS, effective April 24, 2017.[33]

		(iii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and MFS, effective April 24, 2017.[37]

		(iv)	Amendment, effective April 27, 2020, to Investment Sub-Advisory Agreement between JNAM and MFS, effective April 24, 2017.[38]

Mellon Investments Corporation (“Mellon”)

(d)	(35)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[14]

		(ii)	Amendment, effective January 1, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[14]

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[14]

		(iv)	Amendment, effective February 20, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[15]

		(v)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[16]

		(vi)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[16]

		(vii)	Amendment, effective December 17, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[18]

		(viii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[18]

		(ix)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[20]

		(x)	Amendment, effective September 15, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[20]

		(xi)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[22]

		(xii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[24]

		(xiii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[24]

		(xiv)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[29]

		(xv)	Amendment, effective September 19, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[28]

		(xvi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[30]

		(xvii)	Amendment, effective July 1, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[32]

		(xviii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[32]

		(xix)	Amendment, effective January 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[33]

		(xx)	Amendment, effective August 13, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[34]

		(xxi)	Amendment, effective August 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[35]

		(xxii)	Amendment, effective January 2, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[36]

		(xxiii)	Amendment, effective January 25, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[36]

		(xxiv)	Amendment, effective April 29, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[36]

		(xxv)	Amendment, effective June 24, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[37]

		(xxvi)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[38]

		(xxvii)	Amendment, effective August 28, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[39]

		(xxviii)	Amendment, effective October 1, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012.[39]

		(xxix)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012, attached hereto.

Neuberger Berman Investment Advisers LLC (“NBIA”) (formerly, Neuberger Berman Fixed Income LLC (“NBFI”))

(d)	(36)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBFI, effective December 1, 2012.[14]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBFI, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBFI, effective December 1, 2012.[20]

		(iv)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBIA (formerly, NBFI), effective December 1, 2012.[29] (This Amendment outlines the company name change from NBFI to NBIA.)

		(v)	Amendment, effective June 5, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBIA (formerly, NBFI), effective December 1, 2012.[37]

		(vi)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBIA (formerly, NBFI), effective December 1, 2012.[37]

		(vii)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBIA (formerly, NBFI), effective December 1, 2012.[38]

Nuance Investments, LLC (“Nuance”)

(d)	(37)	(i)	Investment Sub-Advisory Agreement between JNAM and Nuance, effective April 27, 2020.[38]

Pacific Investment Management Company LLC (“PIMCO”)

(d)	(38)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[16]

		(iii)	Amendment, effective December 17, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[18]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[20]

		(v)	Amendment, effective January 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[22]

		(vi)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[29]

		(vii)	Amendment, effective January 1, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[30]

		(viii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[32]

		(ix)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[37]

		(x)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[38]

PPM America, Inc. (“PPM”)

(d)	(39)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM, effective April 25, 2016.[26]

		(ii)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM, effective April 25, 2016.[29]

		(iii)	Amendment, effective July 1, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM, effective April 25, 2016.[32]

		(iv)	Amendment, effective September 25, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM, effective April 25, 2016.[32]

		(v)	Amendment, effective August 13, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM, effective April 25, 2016.[34]

		(vi)	Amendment, effective August 31, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM, effective April 25, 2016.[35]

		(vii)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM, effective April 25, 2016.[37]

		(viii)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM, effective April 25, 2016.[38]

		(ix)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM, effective April 25, 2016, attached hereto.

Reinhart Partners, Inc. (“Reinhart”)

(d)	(40)	(i)	Investment Sub-Advisory Agreement between JNAM and Reinhart, effective October 14, 2019.[37]

River Road Asset Management, LLC (“River Road”)

(d)	(41)	(i)	Investment Sub-Advisory Agreement between JNAM and River Road, effective April 26, 2021, attached hereto.

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

(d)	(42)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[14]

		(ii)	Amendment, effective May 1, 2013, to Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[14]

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[20]

		(v)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[24]

		(vi)	Amendment, effective January 1, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[26]

		(vii)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[29]

		(viii)	Amendment, effective December 1, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[29]

		(ix)	Amendment, effective July 1, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[32]

		(x)	Amendment, effective August 13, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[34]

		(xi)	Amendment, effective November 1, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[35]

		(xii)	Amendment, effective January 1, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[36]

		(xiii)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[37]

		(xiv)	Amendment, effective March 1, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[38]

		(xv)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[38]

		(xvi)	Amendment, effective July 1, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[39]

(d)	(43)	(i)	Investment SubAdvisory Agreement between T. Rowe Price and T. Rowe Price Hong Kong Limited (“TRP Hong Kong”) (sub-sub-investment adviser for the JNL Multi-Manager Emerging Markets Equity Fund), effective April 27, 2020.[38]

Victory Capital Management Inc. (“Victory”)

(d)	(44)	(i)	Investment Sub-Advisory Agreement between JNAM and Victory, effective July 29, 2016.[28]

		(ii)	Amendment, effective September 19, 2016, to Investment Sub-Advisory Agreement between JNAM and Victory, effective July 29, 2016.[28]

		(iii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Victory, effective July 29, 2016.[37]

		(iv)	Amendment, effective October 1, 2020, to Investment Sub-Advisory Agreement between JNAM and Victory, effective July 29, 2016.[39]

WCM Investment Management, LLC (“WCM”)

(d)	(45)	(i)	Investment Sub-Advisory Agreement between JNAM and WCM, effective August 13, 2018.[34]

		(ii)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and WCM, effective August 13, 2018.[37]

		(iii)	Amendment, effective October 14, 2019, to Investment Sub-Advisory Agreement between JNAM and WCM, effective August 13, 2018.[37]

		(iv)	Amendment, effective December 5, 2019, to Investment Sub-Advisory Agreement between JNAM and WCM, effective August 13, 2018.[38]

		(v)	Amendment, effective April 27, 2020, to Investment Sub-Advisory Agreement between JNAM and WCM, effective August 13, 2018.[38]

Wellington Management Company LLP (“Wellington”)

(d)	(46)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[20]

		(v)	Amendment, effective January 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[21]

		(vi)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[24]

		(vii)	Amendment, effective August 31, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[29]

		(viii)	Amendment, effective April 24, 2017, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[30]

		(ix)	Amendment, effective January 1, 2018, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[33]

		(x)	Amendment, effective September 6, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[37]

		(xi)	Amendment, effective October 14, 2019, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[37]

		(xii)	Amendment, effective April 27, 2020, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[38]

		(xiii)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012, attached hereto.

Westchester Capital Management, LLC (“Westchester”)

(d)	(47)	(i)	Investment Sub-Advisory Agreement between JNAM and Westchester, effective April 27, 2015.[22]

		(ii)	Amendment, effective March 2, 2016, to Investment Sub-Advisory Agreement between JNAM and Westchester, effective April 27, 2015.[26]

		(iii)	Amendment, effective August 31, 2016, to Investment Sub-Advisory Agreement between JNAM and Westchester, effective April 27, 2015.[29]

		(iv)	Amendment, effective September 6, 2019, to Investment Sub-Advisory Agreement between JNAM and Westchester, effective April 27, 2015.[37]

Western Asset Management Company, LLC (“Western”)

(d)	(48)	(i)	Investment Sub-Advisory Agreement between JNAM and Western, effective July 31, 2020.[39]

(e)	(1)	(i)	Second Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”), effective July 1, 2017.[32]

		(ii)	Amendment, effective September 25, 2017, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[32]

		(iii)	Amendment, effective August 13, 2018, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[34]

		(iv)	Amendment, effective June 24, 2019, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[37]

		(v)	Amendment, effective April 27, 2020, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[38]

		(vi)	Amendment, effective April 26, 2021, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017, attached hereto.

(f)			Not Applicable.

(g)	(1)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”), dated August 12, 2009.[3]

		(ii)	International Proxy Voting Addendum, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

		(iii)	Mutual Fund Rider, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

		(iv)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

		(v)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[5]

		(vi)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(vii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

		(viii)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

		(ix)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[10]

(x)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[10]

(xi)	Amendment, effective April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[12]

(xii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

(xiii)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

(xiv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

(xv)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[18]

(xvi)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[20]

(xvii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[20]

(xviii)	Amendment, effective April 27, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[22]

(xix)	Amendment, effective June 19, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[24]

(xx)	Amendment, effective July 1, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[24]

(xxi)	Amendment, effective September 28, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[24]

(xxii)	Amendment, effective April 25, 2016, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[26]

(xxiii)	Amendment, effective April 24, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[30]

(xxiv)	Amendment, effective September 25, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[32]

(xxv)	Amendment, effective June 29, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[34]

(xxvi)	Amendment, effective August 13, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[34]

(xxvii)	Amendment, effective March 1, 2019, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[36]

(xxviii)	Amendment, effective June 24, 2019, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[37]

		(xxix)	Amendment, effective January 1, 2020, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[38]

		(xxx)	Amendment, effective April 27, 2020, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[38]

		(xxxi)	Amendment, effective April 26, 2021, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto.

(g)	(2)	(i)	Custody Agreement between Registrant and State Street Bank and Trust Company (“State Street”), dated December 30, 2010.[7]

		(ii)	Amendment, effective September 2, 2014, to the Custody Agreement between Registrant and State Street, dated December 30, 2010.[20]

		(iii)	Revised Amendment, effective April 27, 2015, to Custody Agreement between Registrant and State Street, dated December 30, 2010, to add additional registered investment companies, JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. (collectively, “RICs and Cayman Entities”) as parties.[24]

		(iv)	Amendment, effective September 28, 2015, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[24]

		(v)	Amendment, effective April 25, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[26]

		(vi)	Amendment, effective September 19, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[28]

		(vii)	Amendment, effective April 24, 2017, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[30]

		(viii)	Amendment, effective September 25, 2017, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[32]

		(ix)	Amendment, effective March 9, 2018, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010, to add PPM Funds as a party.[33]

		(x)	Amendment, effective June 29, 2018, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[34]

		(xi)	Amendment, effective August 13, 2018, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[34] (This amendment adds JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. and JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., additional “Cayman Entities,” as parties.)

		(xii)	Amendment, effective April 29, 2019, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[36] (This amendment removes JNL/AB Dynamic Asset Allocation Fund Ltd. as a party.)

		(xiii)	Amendment, effective June 24, 2019, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[37]

		(xiv)	Amendment, effective April 27, 2020, to Custody Agreement between Registrant, State Street, RICs, Cayman Entities, and PPM Funds, dated December 30, 2010.[38] (This amendment removes JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd., JNL/Neuberger Berman Commodity Strategy Fund Ltd, and certain registered investment companies, as parties.)

		(xv)	Amendment, effective November 10, 2020, to Custody Agreement between Registrant, State Street, JNL Investors Series Trust, JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., and PPM Funds, dated December 30, 2010.[39]

		(xvi)	Amendment, effective December 3, 2020, to Custody Agreement between Registrant, State Street, JNL Investors Series Trust, JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., and PPM Funds, dated December 30, 2010, attached hereto.

		(xvii)	Amendment, effective April 26, 2021, to Custody Agreement between Registrant, State Street, JNL Investors Series Trust, JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., and PPM Funds, dated December 30, 2010, attached hereto.

(h)	(1)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[12]

		(ii)	Amendment, effective March 1, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[13]

		(iii)	Amendment, effective April 30, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[12]

		(iv)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[14]

		(v)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[16]

		(vi)	Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

		(vii)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

		(viii)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

		(ix)	Amendment, effective April 28, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[18]

		(x)	Amendment, effective June 4, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[20]

		(xi)	Amendment, effective September 15, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[20]

		(xii)	Amendment, effective April 27, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[22]

		(xiii)	Amendment, effective September 28, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[24]

		(xiv)	Amendment, effective October 1, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[24]

		(xv)	Amendment, effective April 25, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[26]

		(xvi)	Amendment, effective September 19, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[28]

		(xvii)	Amendment, effective April 24, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[30]

		(xviii)	Amendment, effective September 25, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[32]

		(xix)	Amendment, effective August 13, 2018, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[34]

		(xx)	Amendment, effective January 1, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[36]

		(xxi)	Amendment, effective April 29, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[36]

		(xxii)	Amendment, effective June 24, 2019, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[37]

		(xxiii)	Amendment, effective February 28, 2020, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[38]

		(xxiv)	Amendment, effective April 27, 2020, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[38]

		(xxv)	Amendment, effective April 26, 2021, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013, attached hereto.

(h)	(2)	(i)	Administration Agreement between JNAM and JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., effective August 13, 2018.[34]

(h)	(3)	(i)	Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[32]

		(ii)	Amendment, effective April 30, 2018, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[33]

		(iii)	Amendment, effective August 13, 2018, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[34]

		(iv)	Amendment, effective June 24, 2019, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[37]

		(v)	Amendment, effective October 14, 2019, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[37]

		(vi)	Amendment, effective April 27, 2020, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017.[38]

		(vii)	Amendment, effective April 26, 2021, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017, attached hereto.

(h)	(4)	(i)	Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[15]

		(ii)	Amendment, effective June 29, 2018, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[34]

		(iii)	Amendment, effective April 27, 2020, to Amended and Restated Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[38]

(h)	(5)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[26]

		(ii)	Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[34]

		(iii)	Amendment, effective April 27, 2020, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[38]

(h)	(6)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[26]

		(ii)	Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[34]

		(iii)	Amendment, effective April 27, 2020, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[38]

(h)	(7)	(i)	Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[22]

		(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[26]

		(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015.[34]

		(iv)	Amendment, effective April 27, 2020, to Master Interfund Lending Agreement dated April 27, 2015.[38]

(h)	(8)	(i)	Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[5]

		(ii)	Amendment, dated August 29, 2011, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[9]

		(iii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[16]

		(iv)	Amendment, dated April 27, 2015, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[22]

		(v)	Amendment, dated September 19, 2016, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[28]

		(vi)	Amendment, effective April 24, 2017, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[30]

		(vii)	Amendment, effective September 25, 2017, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[32]

		(viii)	Amendment, effective April 30, 2018, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[33]

		(ix)	Amendment, effective August 13, 2018, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[34]

		(x)	Amendment, effective April 29, 2019, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[36]

		(xi)	Amendment, effective April 27, 2020, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[38]

		(xii)	Amendment, effective April 26, 2021, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM, attached hereto.

(h)	(9)	(i)	Management Fee Waiver Agreement (for certain funds), effective April 30, 2012, between Registrant and JNAM.[11]

		(ii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[16]

		(iii)	Amendment, dated March 16, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[22]

		(iv)	Amendment, effective April 27, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[22]

		(v)	Amendment, effective October 1, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[24]

		(vi)	Amendment, effective April 25, 2016, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[26]

		(vii)	Amendment, effective September 19, 2016, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[28]

		(viii)	Amendment, effective April 24, 2017, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[30]

		(ix)	Amendment, effective July 1, 2017, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[32]

		(x)	Amendment, effective September 25, 2017, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[32]

		(xi)	Amendment, effective April 30, 2018, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[33]

		(xii)	Amendment, effective August 13, 2018, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[34]

		(xiii)	Amendment, effective April 29, 2019, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[36]

		(xiv)	Amendment, effective June 24, 2019, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[37]

		(xv)	Amendment, effective October 14, 2019, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[37]

		(xvi)	Amendment, effective April 27, 2020, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[38]

		(xvii)	Amendment, effective April 26, 2021, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM, attached hereto.

(h)	(10)	(i)	Management Fee Waiver Agreement (for funds sub-advised by T. Rowe Price Associates, Inc.), effective April 27, 2020, between Registrant and JNAM.[38]

(h)	(11)	(i)	Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[5]

		(ii)	First Amendment, dated January 18, 2012, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[21]

		(iii)	Second Amendment, dated December 31, 2014, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[22]

		(iv)	Third Amendment, dated April 24, 2017, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[30]

		(v)	Fourth Amendment, dated August 13, 2018, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[34]

		(vi)	Fifth Amendment, dated April 27, 2020, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[38]

		(vii)	Sixth Amendment, dated April 26, 2021, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, attached hereto.

(h)	(12)	(i)	Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[5]

		(ii)	First Amendment, dated January 18, 2012, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[21]

		(iii)	Second Amendment, dated December 31, 2014, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[22]

		(iv)	Third Amendment, dated April 24, 2017, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[30]

		(v)	Fourth Amendment, dated August 13, 2018, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[34]

		(vi)	Fifth Amendment, dated April 27, 2020, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[38]

		(vii)	Sixth Amendment, dated April 26, 2021, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, attached hereto.

(h)	(13)	(i)	Amended and Restated Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective June 8, 2017.[32]

		(ii)	First Amendment, dated September 25, 2017, to Amended and Restated Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective June 8, 2017.[32]

		(iii)	Second Amendment, dated April 27, 2020, to Amended and Restated Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective June 8, 2017.[38]

		(iv)	Third Amendment, dated April 26, 2021, to Amended and Restated Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective June 8, 2017, attached hereto.

(h)	(14)	(i)	Amended and Restated Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective June 8, 2017.[32]

		(ii)	First Amendment, dated September 25, 2017, to Amended and Restated Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective June 8, 2017.[32]

		(iii)	Second Amendment, dated April 27, 2020, to Amended and Restated Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective June 8, 2017.[38]

		(iv)	Third Amendment, dated April 26, 2021, to Amended and Restated Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective June 8, 2017, attached hereto.

(h)	(15)	(i)	Participation Agreement between Jackson Variable Series Trust, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc, iShares U.S. ETF Company, Inc., and iShares Sovereign Screened Global Bond Fund, Inc. (collectively, “iShares”) dated January 31, 2012.[38]

		(ii)	Amendment, effective April 27, 2015, to Participation Agreement between Jackson Variable Series Trust and iShares dated January 31, 2012.[38]

		(iii)	Amendment, effective September 25, 2017, to Participation Agreement between Jackson Variable Series Trust and iShares dated January 31, 2012.[38]

		(iv)	Amendment, effective August 13, 2018, to Participation Agreement between Jackson Variable Series Trust and iShares dated January 31, 2012.[38]

		(v)	Amendment, effective April 27, 2020, to Participation Agreement between Jackson Variable Series Trust and iShares dated January 31, 2012.[38] (This amendment adds the Registrant as a party and removes Jackson Variable Series Trust as a party.)

(h)	(16)	(i)	12(d)(1) Investing Agreement between Registrant, on behalf of itself and its separate series listed on Schedule A of the Agreement, and the investment trusts listed on Schedule B of the Agreement (the “Vanguard Trusts”), on behalf of themselves and their respective series listed on Schedule B (each, a “Vanguard Fund”), dated August 13, 2018.[34]

		(ii)	Amendment, effective October 1, 2020, to 12(d)(1) Investing Agreement between Registrant, on behalf of itself and its separate series listed on Schedule A of the Agreement, and the investment trusts listed on Schedule B of the Agreement (the “Vanguard Trusts”), on behalf of themselves and their respective series listed on Schedule B (each, a “Vanguard Fund”), dated August 13, 2018.[39]

(h)	(17)	(i)	JNL Series Trust Fund of Funds Participation Agreement by and among Registrant, on behalf of each of its series (each, a Fund of Funds) listed on Schedule A [of the Agreement]; JNAM; JPMorgan Trust I, JPMorgan Trust II, JPMorgan Trust IV, JPMorgan Fleming Mutual Fund Group Inc, JPMorgan Mutual Investment Trust Undiscovered Mangers Funds on behalf of the series (each, a Portfolio) listed on Schedule B [of the Agreement]; and, J.P. Morgan Investment Management Inc., effective June 24, 2019.[37]

(h)	(18)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[12]

		(ii)	Amendment, effective April 30, 2012, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[12]

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[14]

		(iv)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012.[16]

		(v)	Amendment, effective April 28, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[18]

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[20]

		(vii)	Amendment, effective April 27, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[22]

		(viii)	Amendment, effective September 28, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[24]

		(ix)	Amendment, effective April 25, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[26]

		(x)	Amendment, effective September 19, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[28]

		(xi)	Amendment, effective April 24, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[30]

		(xii)	Amendment, effective September 25, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[32]

		(xiii)	Amendment, effective August 13, 2018, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[34]

		(xiv)	Amendment, effective June 24, 2019, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[37]

		(xv)	Amendment, effective April 27, 2020, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[38]

		(xvi)	Amendment, effective April 26, 2021, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012, attached hereto.

(h)	(19)	(i)	Plan of Reorganization by the Registrant, on behalf of each acquired fund: the JNL/Mellon Bond Index Fund, the JNL/Mellon Small Cap Index Fund, and the JNL/Mellon S&P 400 MidCap Index Fund (collectively, the “Acquired Funds”) and each respective acquiring fund; the JNL Bond Index Fund, the JNL Small Cap Index Fund, and the JNL Mid Cap Index Fund (collectively, the “Acquiring Funds”), as listed on Schedule A of the Plan of Reorganization, attached hereto.

		(ii)	Plan of Reorganization by the Registrant, on behalf of each acquired fund: the JNL/Mellon Emerging Markets Index Fund and the JNL/Mellon International Index Fund (together, the “Acquired Funds”) and each respective acquiring fund; the JNL Emerging Markets Index Fund and the JNL International Index Fund (together, the “Acquiring Funds”), as listed on Schedule A of the Plan of Reorganization, attached hereto.

(h)	(20)		Expense Limitation Agreement by and between Registrant and JNAM, dated March 16, 2020.[38]

(i)	(1)		Opinion and Consent of Counsel, attached hereto.

	(2)		Opinion and Consent of Counsel regarding tax matters, to be filed by amendment.

(j)			Consent of Auditors, attached hereto.

(k)			Not Applicable.

(l)			Not Applicable.

(m)	(1)	(i)	Amended and Restated Distribution Plan, effective July 1, 2017.[32]

		(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan, effective July 1, 2017.[32]

		(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan, effective July 1, 2017.[34]

		(iv)	Amendment, effective June 24, 2019, to Amended and Restated Distribution Plan, effective July 1, 2017.[37]

		(v)	Amendment, effective April 27, 2020, to Amended and Restated Distribution Plan, effective July 1, 2017.[38]

		(vi)	Amendment, effective April 26, 2021, to Amended and Restated Distribution Plan, effective July 1, 2017, attached hereto.

(n)	(1)	(i)	Multiple Class Plan, effective April 29, 2013.[14]

		(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013.[16]

		(iii)	Amendment, effective April 28, 2014, to Multiple Class Plan, effective April 29, 2013.[18]

		(iv)	Amendment, effective September 15, 2014, to Multiple Class Plan, effective April 29, 2013.[20]

		(v)	Amendment, effective April 27, 2015, to Multiple Class Plan, effective April 29, 2013.[22]

		(vi)	Amendment, effective September 28, 2015, to Multiple Class Plan, effective April 29, 2013.[24]

		(vii)	Amendment, effective April 25, 2016, to Multiple Class Plan, effective April 29, 2013.[26]

		(viii)	Amendment, effective September 19, 2016, to Multiple Class Plan, effective April 29, 2013.[28]

		(ix)	Amendment, effective April 24, 2017, to Multiple Class Plan, effective April 29, 2013.[30]

		(x)	Amendment, effective September 25, 2017, to Multiple Class Plan, effective April 29, 2013.[32]

		(xi)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective April 29, 2013.[34]

		(xii)	Amendment, effective June 24, 2019, to Multiple Class Plan, effective April 29, 2013.[37]

		(xiii)	Amendment, effective April 27, 2020, to Multiple Class Plan, effective April 29, 2013.[38]

		(xiv)	Amendment, effective April 26, 2021, to Multiple Class Plan, effective April 29, 2013, attached hereto.

(o)			Not Applicable

(p)	(1)	(i)	Jackson Holdings LLC Identified Entities Code of Ethics and Conduct for Registrant, JNAM, JNLD, and PPM, June 1, 2020.[39]

		(ii)	Sarbanes Oxley version of Code of Ethics for Registrant, dated June 5, 2015.[36]

(p)	(2)		Business Conduct Manual and Code of Ethics for AQR, dated April 2019.[37]

(p)	(3)		Code of Ethics for Baillie, dated March 2020.[39]

(p)	(4)		Code of Business Conduct and Ethics for BIL and BlackRock, dated February 26, 2019.[37]

(p)	(5)		Code of Ethics for Boston Partners, dated April 2019.[37]

(p)	(6)		Code of Ethics for Causeway, dated October 1, 2020; and Insider Trading Policy for Causeway, dated June 30, 2019.[39]

(p)	(7)		Code of Ethics for Champlain, dated April 2020.[39]

(p)	(8)		Code of Ethics for ClearBridge, dated May 15, 2017.[35]

(p)	(9)		Code of Ethics for Congress, dated August 2019.[37]

(p)	(10)	Code of Ethics for Cooke, dated January 1, 2020.[39]

(p)	(11)	Code of Ethics for DFA, dated January 1, 2020.[39]

(p)	(12)	Code of Ethics for DoubleLine, dated January 1, 2020.[39]

(p)	(13)	Code of Ethics for Fidelity, dated January 29, 2020.[39]

(p)	(14)	Code of Ethics for First Pacific, dated January 7, 2020.[38]

(p)	(15)	Code of Ethics for First Sentier, dated January 2020.[39]

(p)	(16)	Personal Investments and Insider Trading Policy, which serves as a Code of Ethics for Franklin Advisers; and Franklin Templeton Institutional, LLC and Templeton Global Advisors Limited, which are both utilized by Franklin Advisers as sub-sub-advisers, dated September 16, 2019.[39]

(p)	(17)	Code of Ethics for Goldman Sachs, dated August 29, 2019.[39]

(p)	(18)	Code of Ethics for GQG, dated July 8, 2019.[39]

(p)	(19)	Code of Ethics for Granahan, dated February 1, 2019.[37]

(p)	(20)	Code of Ethics for Harris, dated September 30, 2019.[37]

(p)	(21)	Code of Ethics and Insider Trading Policy for Heitman, dated September, 2015.[37]

(p)	(22)	Code of Ethics and Personal Trading Policy for Invesco, dated March 2020.[39]

(p)	(23)	Code of Ethics for JPMorgan, dated December 13, 2019.[39]

(p)	(24)	Code of Ethics for Kayne, dated October 1, 2017.[33]

(p)	(25)	Code of Ethics and Personal Investment Policy for Lazard, dated September 2018.[37]

(p)	(26)	Code of Ethics for Loomis, dated April 18, 2018; and Insider Trading Policies and Procedures, dated January 2020.[39]

(p)	(27)	Personal Trading Policy for Lord Abbett, dated February 2020.[39]

(p)	(28)	Code of Ethics for MFS, dated January 1, 2021, attached hereto; and Inside Information Policy for MFS, dated February 3, 2020[39].

(p)	(29)	Personal Trading Policy and Code of Conduct for Mellon, dated January 15, 2019.[39]

(p)	(30)	Code of Ethics for NBIA, dated January 2019.[37]

(p)	(31)	Code of Ethics for Nuance, dated December 31, 2019.[39]

(p)	(32)	Code of Ethics for PIMCO, dated November 2019.[39]

(p)	(33)	Code of Ethics and Personal Trading Policy for Reinhart, dated June 15, 2019.[37]

(p)	(34)	Code of Ethics for River Road, dated July 2020.[39]

(p)	(35)	Code of Ethics for T. Rowe Price and T. Rowe Price Hong Kong Limited, dated December 1, 2019.[38]

(p)	(36)	Code of Ethics for Victory, dated January 1, 2021, attached hereto.

(p)	(37)	Code of Ethics for WCM, dated January 1, 2019.[37]

(p)	(38)	Code of Ethics for Wellington, dated April 2017.[35]

(p)	(39)	Code of Ethics for Westchester, dated July 31, 2019.[37]

(p)	(40)	Code of Ethics (US) for Western, dated January 2016.[28]

(p)	(41)	Code of Ethics for Capital Research and Management Company, the investment adviser to American Funds Insurance Series, dated October 2020, attached hereto. (Certain feeder funds of the Registrant utilize American Funds Insurance Series master funds.)

(p)	(42)	Code of Ethics for The Vanguard Group, Inc. (“Vanguard”), the Vanguard Funds, and each of Vanguard’s affiliates, dated October 16, 2020, attached hereto. (Certain funds of the Registrant invest in funds of certain Vanguard Trusts.)

[1]	Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its registration statement on Form N-1A (033-87244; 811-8894) (“Registration Statement”) filed with the Securities and Exchange Commission (“SEC”) on June 26, 1996.
[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed with the SEC on September 18, 2006.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A filed with the SEC on September 23, 2009.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A filed with the SEC on December 18, 2009.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A filed with the SEC on April 30, 2010.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A filed with the SEC on October 8, 2010.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A filed with the SEC on January 3, 2011.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A filed with the SEC on April 29, 2011.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A filed with the SEC on August 26, 2011.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A filed with the SEC on December 9, 2011.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A filed with the SEC on December 22, 2011.
[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.
[14]	Incorporated by reference to Registrant's Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A filed with the SEC on December 19, 2012.
[15]	Incorporated by reference to Registrant's Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2013.

[16]	Incorporated by reference to Registrant's Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.
[17]	Incorporated by reference to Registrant's Post-Effective Amendment No. 118 to its Registration Statement on Form N-1A filed with the SEC on December 20, 2013.
[18]	Incorporated by reference to Registrant's Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.
[19]	Incorporated by reference to Registrant's Post-Effective Amendment No. 123 to its Registration Statement on Form N-1A filed with the SEC on June 5, 2014.
[20]	Incorporated by reference to Registrant's Post-Effective Amendment No. 125 to its Registration Statement on Form N-1A filed with the SEC on September 12, 2014.
[21]	Incorporated by reference to Registrant's Post-Effective Amendment No. 127 to its Registration Statement on Form N-1A filed with the SEC on January 16, 2015.
[22]	Incorporated by reference to Registrant's Post-Effective Amendment No. 129 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.
[23]	Incorporated by reference to Registrant's Post-Effective Amendment No. 131 to its Registration Statement on Form N-1A filed with the SEC on June 10, 2015.
[24]	Incorporated by reference to Registrant's Post-Effective Amendment No. 134 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.
[25]	Incorporated by reference to Registrant's Post-Effective Amendment No. 136 to its Registration Statement on Form N-1A filed with the SEC on December 14, 2015.
[26]	Incorporated by reference to Registrant's Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.
[27]	Incorporated by reference to Registrant's Post-Effective Amendment No. 141 to its Registration Statement on Form N-1A filed with the SEC on June 8, 2016.
[28]	Incorporated by reference to Registrant's Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A filed with the SEC on September 16, 2016.
[29]	Incorporated by reference to Registrant's Post-Effective Amendment No. 146 to its Registration Statement on Form N-1A filed with the SEC on December 16, 2016.
[30]	Incorporated by reference to Registrant's Post-Effective Amendment No. 149 to its Registration Statement on Form N-1A filed with the SEC on April 21, 2017.
[31]	Incorporated by reference to Registrant's Post-Effective Amendment No. 152 to its Registration Statement on Form N-1A filed with the SEC on June 6, 2017.
[32]	Incorporated by reference to Registrant's Post-Effective Amendment No. 155 to its Registration Statement on Form N-1A filed with the SEC on September 22, 2017.
[33]	Incorporated by reference to Registrant's Post-Effective Amendment No. 157 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2018.
[34]	Incorporated by reference to Registrant's Post-Effective Amendment No. 161 to its Registration Statement on Form N-1A filed with the SEC on August 10, 2018.
[35]	Incorporated by reference to Registrant's Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A filed with the SEC on December 17, 2018.
[36]	Incorporated by reference to Registrant's Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2019.
[37]	Incorporated by reference to Registrant's Post-Effective Amendment No. 168 to its Registration Statement on Form N-1A filed with the SEC on December 16, 2019.
[38]	Incorporated by reference to Registrant's Post-Effective Amendment No. 171 to its Registration Statement on Form N-1A filed with the SEC on April 23, 2020.
[39]	Incorporated by reference to Registrant's Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A filed with the SEC on December 11, 2020.

Item 29. Persons controlled by or under Common Control with Registrant.

JNL Investors Series Trust
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV
PPM Funds

Item 30. Indemnification.

Amended and Restated Declaration of Trust: Article IV of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, as amended, provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

	(i)	every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

	(ii)	the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

	(i)	against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

	(ii)	with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)	in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)	by the court or other body approving the settlement or other disposition;

(B)	based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

Indemnification Arrangements: The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of JNAM contained in the section entitled “Management of the Trust” of the Prospectus, and the biographical information pertaining to Messrs. Anyah, Bouchard, Crowley, Gillespie, Rybak, Wehrle, Wood, Childs, Gorman, Harding, Koors, Lueck, O’Boyle, Nerud, and Tedeschi; and Mses. Carnahan, Engler, Woodworth, Bennett, Crosser, Leeman, Nelson, and Rhee contained in the section entitled “Trustees and Officers of the Trust” and the description of JNAM contained in the section entitled “Investment Adviser and Other Services” of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Lisa Benkowski	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Business Systems (08/20/2016 to Present).

Emily Bennett	1 Corporate Way Lansing, Michigan 48951	Associate General Counsel (2/29/2016 to Present); and Assistant Vice President, Legal (02/17/2018 to Present).

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Vice President, Operations (06/28/2014 to Present).

Richard Catts	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to 05/01/2020).

Garett J. Childs	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Corporate Finance and Chief Risk Officer (08/11/2016 to 02/16/2019); Controller (12/28/2013 to 02/19/2020); and Vice President, Finance and Risk (02/16/2019 to Present).

Michael A. Costello	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (06/30/2016 to present).

Robert Dombrower	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to Present).

Kevin Frank	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Fund Operations and Accounting Policy (09/11/2018 to Present).

Mark Godfrey	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to Present).

Richard Gorman	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (08/20/2018 to present). Senior Vice President (08/20/2018 to present).

William Harding	1 Corporate Way Lansing, Michigan 48951	Senior Vice President, Chief Investment Officer (06/28/2014 to Present).

Bradley O. Harris	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/01/2015 to Present).

Kelli Hill	1 Corporate Way Lansing, Michigan 48951	Vice President (07/01/2017 to Present).

Sean Hynes	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Investment Management (08/20/2016 to Present).

Stephanie Kueppers	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Sub-Advisor Oversight (08/31/2019 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Jim McCartin	1 Corporate Way Lansing, Michigan 48951	Vice President (09/01/2018 to Present).

P. Chad Meyers	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present); and Chairman (10/15/2015 to Present).

Mia K. Nelson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Tax (02/18/2017 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present). President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Joseph B. O’Boyle	1 Corporate Way Lansing, Michigan 48951	Vice President, Compliance (09/10/2015 to present).

Alison Reed	300 Innovation Drive Franklin, Tennessee 37067	Managing Board Member (06/30/2016 to Present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (11/2000 to Present); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kristan L. Richardson	1 Corporate Way Lansing, Michigan 48951	Assistant Secretary (06/12/2014 to Present).

Andrew Tedeschi	1 Corporate Way Lansing, Michigan 48951	Vice President, Financial Reporting (01/28/2019 to Present).

Bryan Yates	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Investment Operations (08/20/2016 to Present).

AQR Capital Management, LLC; Baillie Gifford Overseas Limited; BlackRock International Limited.; BlackRock Investment Management, LLC; Boston Partners Global Investors, Inc.; Causeway Capital Management LLC; Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Dimensional Fund Advisors LP; DoubleLine Capital LP; FIAM LLC; First Pacific Advisors, LP; First Sentier Investors (Australia) IM LTD; Franklin Advisers, Inc.; Franklin Templeton Institutional, LLC; Goldman Sachs Asset Management, L.P.; GQG Partners LLC; Granahan Investment Management, Inc.; Harris Associates L.P.; Heitman Real Estate Securities LLC; Invesco Advisers, Inc.; J.P. Morgan Investment Management Inc.; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Lord, Abbett & Co. LLC; Massachusetts Financial Services Company d/b/a MFS Investment Management; Mellon Investments Corporation; Neuberger Berman Investment Advisers LLC; Nuance Investments, LLC; Pacific Investment Management Company LLC; PPM America, Inc.; Reinhart Partners, Inc.; River Road Asset Management, LLC; Templeton Global Advisors Limited; T. Rowe Price Associates, Inc.; T. Rowe Price Hong Kong Limited; Victory Capital Management Inc.; WCM Investment Management, LLC; Wellington Management Company LLP; Westchester Capital Management, LLC; and Western Asset Management Company, LLC, the sub-advisers, co-sub-advisers, and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

SUB-ADVISERS, CO-SUB-ADVISERS, AND SUB-SUB-ADVISERS:	FILE NO.:

AQR Capital Management, LLC	801-55543
Baillie Gifford Overseas Limited	801-21051
BlackRock International Limited	801-51087
BlackRock Investment Management, LLC	801-56972
Boston Partners Global Investors, Inc.	801-61786
Causeway Capital Management LLC	801-60343
Champlain Investment Partners, LLC	801-63424
ClearBridge Investments, LLC	801-64710
Congress Asset Management Company, LLP	801-23386
Cooke & Bieler, L.P.	801-60411
Dimensional Fund Advisors LP	801-16283
DoubleLine Capital LP	801-70942
FIAM LLC	801-63658
First Pacific Advisors, LP	801-67160
First Sentier Investors (Australia) IM LTD	801-73006
Franklin Advisers, Inc.	801-26292
Franklin Templeton Institutional, LLC	801-60684
Goldman Sachs Asset Management, L.P.	801-37591
GQG Partners LLC	801-107734
Granahan Investment Management, Inc.	801-23705
Harris Associates L.P.	801-50333
Heitman Real Estate Securities LLC	801-48252
Invesco Advisers, Inc.	801-33949
J.P. Morgan Investment Management Inc.	801-21011
Kayne Anderson Rudnick Investment Management, LLC	801-24241
Lazard Asset Management LLC	801-61701
Loomis, Sayles & Company, L.P.	801-170
Lord, Abbett & Co. LLC	801-6997
Massachusetts Financial Services Company d/b/a MFS Investment Management	801-17352
Mellon Investments Corporation	801-19785
Neuberger Berman Investment Advisers LLC	801-61757
Nuance Investments, LLC	801-69682
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
Reinhart Partners, Inc.	801-40278
River Road Asset Management, LLC	801-64175
Templeton Global Advisors Limited	801-42343
T. Rowe Price Associates, Inc.	801-856
T. Rowe Price Hong Kong Limited	801-72035
Victory Capital Management Inc.	801-46878
WCM Investment Management, LLC	801-11916
Wellington Management Company LLP	801-15908
Westchester Capital Management, LLC	801-72002
Western Asset Management Company, LLC	801-8162

Item 32. Principal Underwriters.

(a)	JNLD acts as general distributor for the Registrant. JNLD also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Investors Series Trust, and PPM Funds.

(b)	Directors and Officers of JNLD:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:	POSITIONS AND OFFICES WITH FUND

Aimee DeCamillo 300 Innovation Drive Franklin TN, 37067	Manager, President and Chief Executive Officer	N/A

Scott Romine 300 Innovation Drive Franklin TN, 37067	President of Advisory Solutions	N/A

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chairman	N/A

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager	N/A

Bradley O. Harris 300 Innovation Drive Franklin TN, 37067	Manager	N/A

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel	N/A

Alison Reed 300 Innovation Drive Franklin TN, 37067	Executive Vice President, Operations	N/A

Marc Socol 300 Innovation Drive Franklin TN, 37067	Executive Vice President, National Sales Manager	N/A

Bryan Wilhelm 300 Innovation Drive Franklin TN, 37067	Executive Vice President	N/A

Bill Burrow 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Dana Rene Malesky Flegler 1 Corporate Way Lansing, MI 48951	Senior Vice President	N/A

Ashley S. Golson 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Elizabeth Griffith 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Aileen Herndon 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Julie Hughes 1 Corporate Way Lansing, MI 48951	Senior Vice President	N/A

Heidi Kaiser 300 Innovation Drive Franklin TN, 37067	Senior Vice President and Chief Compliance Officer	N/A

Greg Masucci 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Tim Munsie 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Brian Sward 300 Innovation Drive Franklin TN, 37067	Senior Vice President	N/A

Ty Anderson 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Lauren Caputo 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Michelle Carroll 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Court Chynces 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Bill Dixon 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Heather Fitzgerald 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Thomas Hurley 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Matt Lemieux 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Kristine Lowry 300 Innovation Drive Franklin TN, 37067	Vice President, FinOp and Controller	N/A

Joseph Patracuollo 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Kimberly Plyer 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Ryan Riggen 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

David Russell 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Daniel Starishevsky 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Michael Story 1 Corporate Way Lansing, MI 48951	Vice President	N/A

Jeremy Swartz 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Kendall Wetzel 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Sutton White 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Myles Womack 300 Innovation Drive Franklin TN, 37067	Vice President	N/A

Yesenia Akright 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Lisa Backens 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Chris Bogren 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Annabel Chynces 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Christopher Ciavarra 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Ben Edwards 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Paul Hardy 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Tom Laws 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Heather Mayes 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Julie Muckleroy 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Kevin Nuttall 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Kim Pfenning 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Sam Rosenbrock 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Molly Stevens 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Jeffrey Toerne 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Sharon Wilson 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Phil Wright 300 Innovation Drive Franklin TN, 37067	Assistant Vice President	N/A

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary	N/A

Amanda Jenkins 1 Corporate Way Lansing, MI 48951	Assistant Secretary	N/A

(c)	The Funds have no principal underwriter who is not an affiliated person of the Funds or an affiliated person of such person.

Item 33. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Registrant at 1 Corporate Way, Lansing, Michigan 48951, at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, and at the following locations:

Office of the Administrator	1 Corporate Way, Lansing, Michigan 48951

Office of the Custodian: JPMorgan Chase Bank, N.A.	270 Park Avenue, New York, New York 10017

Office of the Custodian: State Street Bank and Trust Company	200 Newport Avenue, Josiah Quincy Building – Floor 5 North Quincy, Massachusetts 02171

AQR Capital Management, LLC	Two Greenwich Plaza, Greenwich, Connecticut 06830

Baillie Gifford Overseas Limited	Calton Square 1 Greenside Row, Edinburgh, EH1 3AN

BlackRock International Limited	Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL

BlackRock Investment Management, LLC	55 East 52nd Street, New York, New York 10055

Boston Partners Global Investors, Inc.	909 Third Avenue, 32nd Floor, New York, New York 10022

Causeway Capital Management LLC	11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025

Champlain Investment Partners, LLC	180 Battery Street, Suite 400, Burlington, Vermont 05401

ClearBridge Investments, LLC	620 8th Avenue, New York, New York 10018

Congress Asset Management Company, LLP	2 Seaport Lane, Boston, Massachusetts 02210-2001

Cooke & Bieler, L.P.	Two Commerce Square 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103

Dimensional Fund Advisors LP	6300 Bee Cave Road, Building One, Austin, Texas 78746

DoubleLine Capital LP	505 N. Brand Boulevard, Suite 860, Glendale, California 91203

FIAM LLC	900 Salem Street, Smithfield, Rhode Island 02917

First Pacific Advisors, LP	11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064

First Sentier Investors (Australia) IM LTD	Level 5, Tower 3, International Towers 300 Barangaroo Avenue, Barangaroo, NSW 2000 Australia

Franklin Advisers, Inc.	One Franklin Parkway, San Mateo, California 94403

Franklin Templeton Institutional, LLC	600 Fifth Avenue, New York, New York 10020

Goldman Sachs Asset Management, L.P.	200 West Street, New York, New York, 10282

GQG Partners, LLC	350 East Las Olas Boulevard, Suite 1100, Fort Lauderdale, Florida 33301

Granahan Investment Management, Inc.	404 Wyman Street, Suite 460, Waltham, Massachusetts 02451

Harris Associates L.P.	111 South Wacker Drive, Suite 4699, Chicago, Illinois 60606

Heitman Real Estate Securities LLC	191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606-1615

Invesco Advisers, Inc.	1555 Peachtree, N.E., Atlanta, Georgia 30309

J.P. Morgan Investment Management Inc.	270 Park Avenue, New York, New York 10017

Kayne Anderson Rudnick Investment Management, LLC	1800 Avenue of the Stars, Los Angeles, California 90067

Lazard Asset Management LLC	30 Rockefeller Plaza, New York, New York 10112

Loomis, Sayles & Company, L.P.	One Financial Center, Boston, Massachusetts 02111-2621

Lord, Abbett & Co. LLC	90 Hudson Street, Jersey City, NJ 07302-3973

Massachusetts Financial Services Company d/b/a MFS Investment Management	111 Huntington Avenue, Boston, Massachusetts 02199-7618

Mellon Investments Corporation	201 Washington Street, Boston, Massachusetts 02108

Neuberger Berman Investment Advisers LLC	190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603

Nuance Investments, LLC	4900 Main Street, Suite 220, Kansas City, Missouri 64112

Pacific Investment Management Company LLC	840 Newport Center Drive, Newport Beach, California 92660

PPM America, Inc.	225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

Reinhart Partners, Inc.	1500 West Market Street, Suite 100, Mequon, Wisconsin 53092

River Road Asset Management, LLC	462 South Fourth Street, Suite 2000 Louisville, Kentucky 40202-3466

Templeton Global Advisors Limited	Lyford Cay, Nassau, Bahamas

T. Rowe Price Associates, Inc.	100 East Pratt Street, Baltimore, Maryland 21202

T. Rowe Price Hong Kong Limited	6/F Chater House 8 Connaught Place, Central Hong Kong

Victory Capital Management Inc.	4900 Tiedman Road, 4th Floor, Brooklyn, Ohio 44144-1226

WCM Investment Management, LLC	281 Brooks Street, Laguna Beach, California 92651-2974

Wellington Management Company LLP	280 Congress Street, Boston, Massachusetts 02210

Westchester Capital Management, LLC	100 Summit Lake Drive, Valhalla, New York 10595

Western Asset Management Company, LLC	385 East Colorado Boulevard, Pasadena, California 91101

Item 34. Management Services.

Not Applicable.
Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 177 to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 22nd day of April, 2021.

JNL SERIES TRUST

/s/ Emily J. Bennett
Emily J. Bennett
Assistant Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Emily J. Bennett *	April 22, 2021
Eric O. Anyah
Trustee

/s/ Emily J. Bennett *	April 22, 2021
Michael Bouchard
Trustee

/s/ Emily J. Bennett *	April 22, 2021
Ellen Carnahan
Trustee

/s/ Emily J. Bennett *	April 22, 2021
William Crowley
Trustee

/s/ Emily J. Bennett *	April 22, 2021
Michelle Engler
Trustee

/s/ Emily J. Bennett *	April 22, 2021
John W. Gillespie
Trustee

/s/ Emily J. Bennett *	April 22, 2021
William R. Rybak
Trustee

/s/ Emily J. Bennett *	April 22, 2021
Mark S. Wehrle
Trustee

/s/ Emily J. Bennett *	April 22, 2021
Edward C. Wood
Trustee

/s/ Emily J. Bennett *	April 22, 2021
Patricia A. Woodworth
Trustee

/s/ Emily J. Bennett *	April 22, 2021
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Emily J. Bennett *	April 22, 2021
Andrew Tedeschi
Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Emily J. Bennett, Attorney In Fact

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, JNL Multi-Manager Alternative Fund (Boston Partners) Ltd. certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 177 to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 22nd day of April, 2021.

JNL MULTI-MANAGER ALTERNATIVE FUND (BOSTON PARTNERS) LTD.

/s/ Susan S. Rhee *
Mark D. Nerud
Director of JNL Multi-Manager Alternative Fund (Boston Partners) Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/ Susan S. Rhee *	April 22, 2021
Daniel W. Koors
Director of JNL Multi-Manager Alternative Fund (Boston Partners) Ltd.

/s/ Susan S. Rhee *	April 22, 2021
Mark D. Nerud
Director of JNL Multi-Manager Alternative Fund (Boston Partners) Ltd.

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Susan S. Rhee and Emily J. Bennett, his/her attorney, with full power of substitution and re-substitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Eric O. Anyah	January 1, 2021
Eric O. Anyah
Trustee

/s/ Michael J. Bouchard	January 1, 2021
Michael J. Bouchard
Trustee

/s/ Ellen Carnahan	January 1, 2021
Ellen Carnahan
Trustee

/s/ William J. Crowley, Jr.	January 1, 2021
William J. Crowley, Jr.
Trustee

/s/ Michelle Engler	January 1, 2021
Michelle Engler
Trustee

/s/ John W. Gillespie	January 1, 2021
John W. Gillespie
Trustee

/s/ William R. Rybak	January 1, 2021
William R. Rybak
Trustee

/s/ Mark S. Wehrle	January 1, 2021
William R. Rybak
Trustee

/s/ Edward C. Wood	January 1, 2021
Edward C. Wood
Trustee

/s/ Patricia A. Woodworth	January 1, 2021
Patricia A. Woodworth
Trustee

/s/ Mark D. Nerud	January 1, 2021
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Andrew Tedeschi	January 1, 2021
Andrew Tedeschi
Treasurer and Chief Financial Officer (Principal Financial Officer)

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL MULTI-MANAGER ALTERNATIVE FUND (BOSTON PARTNERS) LTD., a subsidiary of the JNL Multi-Manager Alternative Fund, a fund of the JNL Series Trust (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Mark D. Nerud	August 6, 2018
Mark D. Nerud

/s/ Daniel W. Koors	August 6, 2018
Daniel W. Koors

EXHIBIT LIST

Exhibit Number 28			Exhibit Description

(d)	(1)	(xxii)	Amendment, effective April 26, 2021, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013, attached hereto as EX 99.28(d)(1)(xxii).

(d)	(3)	(i)	Unitary Fee Agreement between Registrant and JNAM, effective April 26, 2021, attached hereto as EX 99.28(d)(3)(i).

(d)	(4)	(xi)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013, attached hereto as EX 99.28(d)(4)(xi).

(d)	(5)	(i)	Investment Sub-Advisory Agreement between JNAM and Baillie, effective April 26, 2021, attached hereto as EX 99.28(d)(5)(i).

(d)	(8)	(x)	Amendment, effective April 26, 2021, to Investment Sub-Advisory Agreement between JNAM and Boston Partners, effective September 15, 2014, attached hereto as EX 99.28(d)(8)(x).

(d)	(14)	(v)	Amendment, effective December 3, 2020, to Investment Sub-Advisory Agreement between JNAM and Cooke, effective September 28, 2015, attached hereto as EX 99.28(d)(14)(v).

(d)	(15)	(ix)	Amendment, effective March 1, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012, attached hereto as EX 99.28(d)(15)(ix).

(d)	(19)	(iv)	Amendment, effective April 26, 2021, to Investment Sub-Advisory Agreement between JNAM and First Sentier Investors (Australia) IM LTD, effective August 2, 2019, attached hereto as EX 99.28(d)(19)(iv).

(d)	(23)	(xiv)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012, attached hereto as EX 99.28(d)(23)(xiv).

(d)	(28)	(xx)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012, attached hereto as EX 99.28(d)(28)(xx).

(d)	(29)	(xiv)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012, attached hereto as EX 99.28(d)(29)(xiv).

(d)	(30)	(iv)	Amendment, effective April 26, 2021, to Investment Sub-Advisory Agreement between JNAM and Kayne, effective April 30, 2018, attached hereto as EX 99.28(d)(30)(iv).

(d)	(35)	(xxix)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon, effective December 1, 2012, attached hereto as EX 99.28(d)(35)(xxix).

(d)	(39)	(ix)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM, effective April 25, 2016, attached hereto as EX 99.28(d)(39)(ix).

(d)	(41)	(i)	Investment Sub-Advisory Agreement between JNAM and River Road, effective April 26, 2021, attached hereto as EX 99.28(d)(41)(i).

(d)	(46)	(xiii)	Amendment, effective April 26, 2021, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012, attached hereto as EX 99.28(d)(46)(xiii).

(e)	(1)	(vi)	Amendment, effective April 26, 2021, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017, attached hereto as EX 99.28(e)(1)(vi).

(g)	(1)	(xxxi)	Amendment, effective April 26, 2021, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009, attached hereto as EX 99.28(g)(1)(xxxi).

(g)	(2)	(xvi)	Amendment, effective December 3, 2020, to Custody Agreement between Registrant, State Street, JNL Investors Series Trust, JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., and PPM Funds, dated December 30, 2010, attached hereto as EX 99.28(g)(2)(xvi).

(g)	(2)	(xvii)	Amendment, effective April 26, 2021, to Custody Agreement between Registrant, State Street, JNL Investors Series Trust, JNL Multi-Manager Alternative Fund (Boston Partners) Ltd., and PPM Funds, dated December 30, 2010, attached hereto as EX 99.28(g)(2)(xvii).

(h)	(1)	(xxv)	Amendment, effective April 26, 2021, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013, attached hereto as EX 99.28(h)(1)(xxv).

(h)	(3)	(vii)	Amendment, effective April 26, 2021, to Administrative Fee Waiver Agreement between Registrant and JNAM, dated September 25, 2017, attached hereto as EX 99.28(h)(3)(vii).

(h)	(8)	(xii)	Amendment, effective April 26, 2021, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM, attached hereto as EX 99.28(h)(8)(xii).

(h)	(9)	(xvii)	Amendment, effective April 26, 2021, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM, attached hereto as EX 99.28(h)(9)(xvii).

(h)	(11)	(vii)	Sixth Amendment, dated April 26, 2021, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, attached hereto as EX 99.28(h)(11)(vii).

(h)	(12)	(vii)	Sixth Amendment, dated April 26, 2021, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, attached hereto as EX 99.28(h)(12)(vii).

(h)	(13)	(iv)	Third Amendment, dated April 26, 2021, to Amended and Restated Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective June 8, 2017, attached hereto as EX 99.28(h)(13)(iv).

(h)	(14)	(iv)	Third Amendment, dated April 26, 2021, to Amended and Restated Fund Participation Agreement (Fund of Funds) among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective June 8, 2017, attached hereto as EX 99.28(h)(14)(iv).

(h)	(18)	(xvi)	Amendment, effective April 26, 2021, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012, attached hereto as EX 99.28(h)(18)(xvi).

(h)	(19)	(i)	Plan of Reorganization by the Registrant, on behalf of each acquired fund: the JNL/Mellon Bond Index Fund, the JNL/Mellon Small Cap Index Fund, and the JNL/Mellon S&P 400 MidCap Index Fund (collectively, the “Acquired Funds”) and each respective acquiring fund; the JNL Bond Index Fund, the JNL Small Cap Index Fund, and the JNL Mid Cap Index Fund (collectively, the “Acquiring Funds”), as listed on Schedule A of the Plan of Reorganization, attached hereto as EX 99.28(h)(19)(i).

(h)	(19)	(ii)	Plan of Reorganization by the Registrant, on behalf of each acquired fund: the JNL/Mellon Emerging Markets Index Fund and the JNL/Mellon International Index Fund (together, the “Acquired Funds”) and each respective acquiring fund; the JNL Emerging Markets Index Fund and the JNL International Index Fund (together, the “Acquiring Funds”), as listed on Schedule A of the Plan of Reorganization, attached hereto as EX 99.28(h)(19)(ii).

(i)	(1)		Opinion and Consent of Counsel, attached hereto as EX 99.28(i)(1).

(j)			Consent of Auditors, attached hereto as EX 99.28(j).

(m)	(1)	(vi)	Amendment, effective April 26, 2021, to Amended and Restated Distribution Plan, effective July 1, 2017, attached hereto as EX 99.28(m)(1)(vi).

(n)	(1)	(xiv)	Amendment, effective April 26, 2021, to Multiple Class Plan, effective April 29, 2013, attached hereto as EX 99.28(n)(1)(xiv).

(p)	(28)		Code of Ethics for MFS, dated January 1, 2021, attached hereto as EX 99.28(p)(28); and Inside Information Policy for MFS, dated February 3, 2020[39].

(p)	(36)		Code of Ethics for Victory, dated January 1, 2021, attached hereto as EX 99.28(p)(36).

(p)	(41)		Code of Ethics for Capital Research and Management Company, the investment adviser to American Funds Insurance Series, dated October 2020, attached hereto as EX 99.28(p)(41).

(p)	(42)		Code of Ethics for The Vanguard Group, Inc. (“Vanguard”), the Vanguard Funds, and each of Vanguard’s affiliates, dated October 16, 2020, attached hereto as EX 99.28(p)(42).